UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21145

SPDR® INDEX SHARES FUNDS

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (zip code)

Sean O’Malley, Esq.

Senior Vice President and Deputy General Counsel

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-1465

Date of fiscal year end: September 30

Date of reporting period: September 30, 2021

Item 1. Reports to Shareholders.

(a) The Reports to Shareholders are attached herewith.

Annual Report
September 30, 2021
SPDR® Index Shares Funds
SPDR MSCI ACWI Low Carbon Target ETF
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
SPDR MSCI EAFE StrategicFactors ETF
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
SPDR MSCI Emerging Markets StrategicFactors ETF
SPDR MSCI World StrategicFactors ETF
SPDR S&P Emerging Asia Pacific ETF
SPDR S&P Global Dividend ETF
SPDR S&P Global Infrastructure ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

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Notes to Performance Summaries (Unaudited)
The performance chart of a Fund’s total return at net asset value (“NAV”), the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. A Fund’s per share NAV is the value of one share of a Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in a Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.
An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.
The MSCI ACWI Low Carbon Target Index is designed to address two dimensions of carbon exposure - carbon emissions and fossil fuel reserves. By overweighting companies with low carbon emissions relative to sales and per dollar of market capitalization, the index aims to reflect a lower carbon exposure than that of the broad market.
The MSCI EAFE ex Fossil Fuels Index is designed to measure the performance of companies in the MSCI EAFE Index that do not own proved and probable coal, oil or natural gas reserves used for energy purposes. The Parent Index, which serves as the initial universe for eligible securities in the index, captures large and mid-capitalization representation across developed market Europe, Australasia, and Far East countries, excluding the United States and Canada.
The MSCI EAFE (Europe, Australasia, Far East) Factor Mix A-Series Index captures large- and mid-cap representation across 21 developed market Europe, Australasia, and Far East countries and aims to represent the performance of value, low volatility, and quality factor strategies. The index is an equal weighted combination of the following three MSCI Factor Indices in a single composite index: the MSCI EAFE Value Weighted Index, the MSCI EAFE Minimum Volatility Index, and the MSCI EAFE Quality Index.
The MSCI Emerging Markets ex Fossil Fuels Index is designed to measure the performance of companies in the MSCI Emerging Markets Index that do not own proved and probable coal, oil or natural gas reserves used for energy purposes. The Parent Index, which serves as the initial universe for eligible securities in the index, captures large and mid-capitalization representation across 26 emerging market countries.
The MSCI Emerging Markets (EM) Factor Mix A-Series Index captures large- and mid-cap representation across 27 emerging markets countries and aims to represent the performance of value, low volatility, and quality factor strategies. The index is an equal weighted combination of the following three MSCI Factor Indices in a single composite index: the MSCI EM Value Weighted Index, the MSCI EM Minimum Volatility Index, and the MSCI EM Quality Index.
The MSCI World Factor Mix A-Series Index captures large-and mid-cap representation across 23 developed countries and aims to represent the performance of value, low volatility, and quality factor strategies. The index is an equal weighted combination of the following three MSCI Factor Indices in a single composite index: the MSCI World Value Weighted Index, the MSCI World Minimum Volatility Index, and the MSCI World Quality Index.
S&P® Emerging Asia Pacific BMI Index is a market capitalization weighted index designed to define and measure the investable universe of publicly traded companies domiciled in emerging Asian Pacific markets. The Index is "float-adjusted," meaning that only those shares publicly available to investors are included in the index calculation.
The S&P Global Dividend Aristocrats Index is designed to measure the performance of high dividend-yield companies included in the S&P Global BMI (Broad Market Index) that have followed a managed-dividends policy of increasing or stable dividends for at least ten consecutive years.
The S&P Global Infrastructure Index is comprised of 75 of the largest publicly listed infrastructure companies that meet specific investability requirements. The Index is designed to provide liquid exposure to the leading publicly listed companies in the global infrastructure industry, from both developed markets and emerging markets.
See accompanying notes to financial statements.
1

SPDR MSCI ACWI Low Carbon Target ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR MSCI ACWI Low Carbon Target ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks securities of publicly traded companies in developed and emerging markets while seeking to minimize carbon exposure. The Fund’s benchmark is the MSCI ACWI Low Carbon Target Index (the “Index”).
For the 12-month period ended September 30, 2021 (the “Reporting Period”), the total return for the Fund was 27.23%, and the Index was 27.10%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, cumulative effect of security misweights, tax withholdings, compounding and corporate actions contributed to the difference between the Fund’s performance and that of the Index.
The Fund performed strongly (+27.10%) during the period in question and exhibited positive returns in each quarter but the last one. Approximately half of the Fund’s return was generated in the fourth quarter ending December 2020 as risk assets rallied on positive news flow on vaccines and U.S. election results. Both Moderna and Pfizer COVID-19 vaccines got the United States Food and Drug Administration’s approval, raising prospects of similar approvals across key economies. China, Taiwan and South Korea continued to contain the virus well near the zero-infection rate. Commodities registered robust returns and oil prices rose as stronger demand outlook offset concerns on increased supply. West Texas Intermediate (WTI) crude oil returning over 18% for the quarter as stronger demand outlook offset concerns of increased supply. Risk assets continued to rally in the first quarter 2021 as economic recovery gathered pace on the back of widespread vaccination, renewed fiscal stimulus and continued monetary policy support. Commodities registered modest gains and oil prices rallied sharply on optimism that demand would rebound even as OPEC+ countries kept a tight rein on additional supplies. Risk assets continued to rally in the second quarter aided by the strong economic recovery across key developed markets (DM). Commodities registered solid gains on the back of strong growth in energy prices. Once again, risk assets continued to rally in the second quarter (ending June 30) aided by the strong economic recovery across key developed markets (DM). Commodities registered solid gains on the back of strong growth in energy prices. On the fiscal front, U.S. President Joe Biden secured an infrastructure package deal worth US$1 trillion, which, however, fell short of the US$2.3 trillion plan proposed in March. On the COVID-19 front, over a fifth of the world’s population received at least one vaccine dose, up from 3.0% in mid-March with DM leading EM economies. On the economic front, incoming U.S. data point to a strong recovery momentum. US Q1 GDP registered solid 6.4% QoQ (annualized) growth though it was lower than consensus estimates of 6.7%. West Texas Intermediate crude oil returned over 24% for the quarter as increasing global oil demand combined with high vaccination rollouts boosted mobility, lifting oil prices to a multi-year high. During the third quarter (ending September 30), Risk assets across developed markets were flat whereas emerging markets underperformed amid sell-off in China. Commodities registered positive returns in the third quarter, driven by higher energy prices. Increasing supply chain disruptions, rising political and regulatory risks in the U.S. and China along with global energy crunch looked to pose key risks to recovery momentum. The West Texas Intermediate (WTI) crude oil index returned 4.0% for the quarter. Crude prices made a comeback in September, after witnessing the first significant monthly decline in 10 months due to worries about the Delta variant. Growing fuel demand and a supply disruption caused by two hurricanes supported crude prices in September.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Alphabet Inc. Class A, Microsoft Corporation, and Apple Inc. The top negative contributors to the Fund’s performance during the Reporting Period were Zoom Video Communications, Inc. Class A, SAP SE, and Alibaba Group Holding Ltd.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
2

SPDR MSCI ACWI Low Carbon Target ETF
Performance Summary (Unaudited)
Performance as of September 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	MSCI ACWI Low Carbon Target Index	Net Asset Value	Market Value	MSCI ACWI Low Carbon Target Index
ONE YEAR	27.23%	27.01%	27.10%	27.23%	27.01%	27.10%
FIVE YEARS	86.90%	86.02%	85.86%	13.32%	13.22%	13.20%
SINCE INCEPTION(1)	92.44%	92.32%	90.32%	10.03%	10.02%	9.86%
(1)	For the period November 25, 2014 to September 30, 2021. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/25/14, 11/26/14, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR MSCI ACWI Low Carbon Target ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.30% (0.20% after fee waiver). Please see the financial highlights for the total expense ratio for the fiscal period ended September 30, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
3

SPDR MSCI ACWI Low Carbon Target ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2021

Description	% of Net Assets
Apple, Inc.	3.6%
Microsoft Corp.	3.1
Amazon.com, Inc.	2.2
Alphabet, Inc. Class A	1.3
Alphabet, Inc. Class C	1.2
Facebook, Inc. Class A	1.2
Tesla, Inc.	0.9
NVIDIA Corp.	0.8
Taiwan Semiconductor Manufacturing Co., Ltd.	0.8
JPMorgan Chase & Co.	0.7
TOTAL	15.8%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
4

SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR MSCI EAFE Fossil Fuel Reserves Free ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the MSCI EAFE ex Fossil Fuels Index. The Fund’s benchmark is the MSCI EAFE ex Fossil Fuels Index (the “Index”).
For the 12-month period ended September 30, 2021 (the “Reporting Period”), the total return for the Fund was 24.65%, and the Index was 24.75%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, the cumulative effect of security misweights, tax withholdings and cash drag contributed to the difference between the Fund’s performance and that of the Index.
For the Reporting Period, returns for the Fund and the broader MSCI EAFE Index were strong, as global markets continued to re-open and recover from the shutdowns early in the COVID-19 pandemic. In the first half of the Reporting Period, returns were supported by the release of COVID vaccines, but in the second half returns slowed, as concerns surfaced about additional waves of COVID infections from subsequent variants, along with adverse downstream economic effects such as those impacting inflation, employment and the global supply chain.
The returns of the Fund were slightly lower than the broader MSCI EAFE Index, which managed to produce a return of nearly 26% for the Reporting Period. This slight underperformance was due primarily to the outperformance of Energy sector securities, many of which the Fund did not hold due to its Fossil Fuel exclusions. The Fund was also underweight Utilities due to the same exclusions, but because Utilities underperformed this served to somewhat offset the relative performance detraction from Energy. On the whole, though, the impact from Energy was greater than the impact from Utilities and other sectors.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were ASML Holding NV, Commonwealth Bank of Australia, and LVMH Moet Hennessy Louis Vuitton SE. The top negative contributors to the Fund’s performance during the Reporting Period were SAP SE, Reckitt Benckiser Group PLC, and Unilever PLC.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
5

SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
Performance Summary (Unaudited)
Performance as of September 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	MSCI EAFE ex Fossil Fuels Index	Net Asset Value	Market Value	MSCI EAFE ex Fossil Fuels Index
ONE YEAR	24.65%	23.70%	24.75%	24.65%	23.70%	24.75%
SINCE INCEPTION(1)	55.99%	55.60%	55.98%	9.42%	9.37%	9.43%
(1)	For the period October 24, 2016 to September 30, 2021. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/24/16, 10/25/16, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR MSCI EAFE Fossil Fuel Reserves Free ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.30% (0.20% after fee waiver). Please see the financial highlights for the total expense ratio for the fiscal period ended September 30, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
6

SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2021

Description	% of Net Assets
Nestle SA	2.2%
ASML Holding NV	2.0
Roche Holding AG	1.6
LVMH Moet Hennessy Louis Vuitton SE	1.3
Toyota Motor Corp.	1.2
AstraZeneca PLC	1.2
Novartis AG	1.2
Novo Nordisk A/S Class B	1.0
Unilever PLC	0.9
SAP SE	0.9
TOTAL	13.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
7

SPDR MSCI EAFE StrategicFactors ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR MSCI EAFE Strategic Factors ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the European, Australasian, and Far Eastern developed equity markets. The Fund’s benchmark is the MSCI EAFE Factor Mix A- Series Index (the “Index”).
For the 12-month period ended September 30, 2021 (the “Reporting Period”), the total return for the Fund was 24.57%, and the Index was 24.60%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cumulative cash drag, security misweights and tax withholding differences contributed to the difference between the Fund’s performance and that of the Index.
Performance for the period was primarily driven by the ongoing COVID-19 pandemic. Despite the pandemic taking a turn for the worse in the fourth calendar quarter of 2020, the U.S. election results and positive news on COVID-19 vaccines helped markets to recover. Approvals to use vaccines manufactured by Pfizer-BioNTech, Moderna and Oxford-AstraZeneca led to the largest momentum changes in the history of equity markets. This positive momentum carried in to the first calendar quarter of 2021, however the subsequent slow pace of vaccine distribution and concerns around a longer than anticipated timeline for economic recovery led to global markets stumbling for a short period. The sell-offs were short lived as stocks regained some upside momentum on news of strong manufacturing data, firmer oil prices and hopes for additional fiscal stimuli. With the majority of adults receiving at least one dose of the vaccine and the number of people being hospitalized with COVID-19 being much lower than at the start of the year, the continued rally was a signal of investors looking ahead to a sustainable reopening of economies. Economic data in the second calendar quarter of 2021 was strong over the quarter as mobility restrictions were lifted by most countries and economic activity picked up. Vaccine rollouts in the U.S., UK and Europe continued to proceed at speed.
Global reopening continued during in to the third calendar quarter of 2021, with a number of developed markets further lifting restrictions. Economic data remained strong; however, much of the developed markets appeared to be at or just past the peak rate of growth. There, were also concerns regarding a peak in the rate of economic growth, supply disruptions and rising inflation.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Novo Nordisk A/S, LVMH Moet Hennessey Louis Vuitton and ASML Holding NV. The top negative contributors to the Fund’s performance during the Reporting Period were Unilever PLC, Reckitt Benckiser Group PLC, and Nippon Paint Holdings.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
8

SPDR MSCI EAFE StrategicFactors ETF
Performance Summary (Unaudited)
Performance as of September 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	MSCI EAFE Factor Mix A-Series Index	Net Asset Value	Market Value	MSCI EAFE Factor Mix A-Series Index
ONE YEAR	24.57%	23.94%	24.60%	24.57%	23.94%	24.60%
FIVE YEARS	53.24%	52.78%	53.37%	8.91%	8.85%	8.93%
SINCE INCEPTION(1)	49.93%	49.48%	50.51%	5.68%	5.64%	5.74%
(1)	For the period June 4, 2014 to September 30, 2021. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/4/14, 6/5/14, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR MSCI EAFE StrategicFactors ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.30%. Please see the financial highlights for the total expense ratio for the fiscal period ended September 30, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
9

SPDR MSCI EAFE StrategicFactors ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2021

Description	% of Net Assets
Roche Holding AG	2.5%
Nestle SA	2.5
ASML Holding NV	2.1
Novo Nordisk A/S Class B	2.1
Novartis AG	1.7
Unilever PLC	1.3
Sanofi	1.1
Keyence Corp.	1.1
GlaxoSmithKline PLC	1.0
SAP SE	0.9
TOTAL	16.3%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
10

SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the MSCI Emerging Markets ex Fossil Fuels Index. The Fund’s benchmark is the MSCI Emerging Markets ex Fossil Fuels Index (the “Index”).
For the 12-month period ended September 30, 2021 (the “Reporting Period”), the total return for the Fund was 16.00%, and the Index was 16.09%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash, security misweights, transaction costs and compounding (the exponential growth of outperformance or underperformance) also contributed to the difference between the Fund’s performance and that of the Index.
The fund started off the period with strong positive returns over 19% in the first quarter of the reporting period (Q4 2020). As countries around the world grappled with surging coronavirus cases, emerging market (EM) equities became less risky compared with their developed market peers. Within EM, in China, internal controls that had restricted movement between the country’s provinces owing to the pandemic were relaxed. EM equities benefited from renewed hopes of a cyclical recovery, a falling U.S. dollar and increasing global trade activity. Strong demand for medical supplies and tech products lifted Chinese exports. South Korea, another beneficiary of increased technology demand, also showed accelerating momentum in its exports. The start of 2021 revealed new cases registered in China which led to tighter restrictions being extended up to the lunar year season. This resulted in a sell-off of Chinese equities during the quarter over policy tightening. EM equities lagged behind DM counterparts as many countries faced a spike in cases, re-imposition of lockdowns and a slowdown in vaccinations.
During the second quarter of 2021, most EM countries faced challenges in terms of the logistics of supplying vaccines. Within the region, a new outbreak was witnessed in Latin America, Turkey, India and the Philippines. India in particular saw a worsening of the pandemic situation, which intensified pressure on its healthcare infrastructure. South Korea and Taiwan managed to benefit slightly due to strong DM demand. Emerging market equities were majorly dragged down during the quarter by the struggling Chinese equity markets. Despite some markets, including India, continuing to perform well, the flow of negative news from China seemed relentless and weighed heavy on the overall regional performance. It started off with the introduction of tighter regulations on various sectors including increased scrutiny of the technology sector and reforms to stabilize the housing market to ensure equality and fair competition. This was followed by tighter scrutiny on the technology sector, including a ban on children playing computer games for more than three hours per week. As a result of such regulatory efforts, there was continued volatility. In terms of coronavirus spread within the region, China’s mass testing and mobility restrictions continued to prove successful in containing the Delta variant outbreak. In India, cases remained low despite a resumption in mobility. Within rest of the region, the slow pace of vaccination left many countries vulnerable to the Delta variant. As a result, the fund ended the period with its only quarter of negative returns.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Samsung Electronics Co., Ltd., Infosys Limited, and Taiwan Semiconductor Manufacturing Co., Ltd. The top negative contributors to the Fund’s performance during the Reporting Period were Alibaba Group Holding Ltd., TAL Education Group Sponsored ADR Class A, and Alibaba Group Holding Ltd. Sponsored ADR.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
11

SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
Performance Summary (Unaudited)
Performance as of September 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	MSCI Emerging Markets ex Fossil Fuels Index	Net Asset Value	Market Value	MSCI Emerging Markets ex Fossil Fuels Index
ONE YEAR	16.00%	14.87%	16.09%	16.00%	14.87%	16.09%
SINCE INCEPTION(1)	50.21%	49.60%	51.75%	8.59%	8.50%	8.82%
(1)	For the period October 24, 2016 to September 30, 2021. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/24/16, 10/25/16, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.30%. Please see the financial highlights for the total expense ratio for the fiscal period ended September 30, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
12

SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2021

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	7.3%
Tencent Holdings, Ltd.	4.8
Samsung Electronics Co., Ltd.	4.2
Alibaba Group Holding, Ltd.	3.5
Meituan Class B	1.7
Infosys, Ltd.	1.2
China Construction Bank Corp. Class H	1.0
JD.com, Inc. ADR	0.9
Sberbank of Russia PJSC ADR	0.9
MediaTek, Inc.	0.9
TOTAL	26.4%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
13

SPDR MSCI Emerging Markets StrategicFactors ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR MSCI Emerging Markets StrategicFactors ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the emerging equity markets of the world. The Fund's benchmark is the MSCI Emerging Markets (EM) Factor Mix A-Series Index (the “Index”).
For the 12-month period ended September 30, 2021 (the “Reporting Period”), the total return for the Fund was 23.25%, and the Index was 24.38%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, the cumulative effect of security misweights, tax withholdings and cash drag contributed to the difference between the Fund’s performance and that of the Index.
For the Reporting Period, returns for the Fund and the broader MSCI Emerging Markets Index were strong, as global markets continued to re-open and recover from the shutdowns early in the COVID-19 pandemic. In the first half of the Reporting Period, strong returns were supported by the release of COVID vaccines, but in the second half returns pulled back, as concerns surfaced about additional waves of COVID infections from subsequent variants, along with adverse downstream economic effects such as those impacting inflation, employment and the global supply chain.
The Fund outperformed the broader MSCI Emerging Markets Index during the Reporting Period, as exposure to the intended factors coupled with weight differences for both countries and sectors all benefited the Fund’s relative returns. In regards to factors, although quality underperformed for the Reporting Period, both value and low volatility outperformed, and with the Fund’s exposure to all three factors, this had a net positive effect on the Fund’s relative returns. Differences in country weights, such as the overweight to outperforming India and the underweight to underperforming China, also benefitted the Fund’s relative returns. Differences in sector weights were also beneficial, but none as great as the underweight to the underperforming Consumer Discretionary sector.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Tata Consultancy Services Limited, Taiwan Semiconductor Manufacturing Co., Ltd., and Infosys Limited. The top negative contributors to the Fund’s performance during the Reporting Period were Ping An Insurance (Group) Company of China, Ltd. Class H, Yihai International Holding Ltd., and Alibaba Group Holding Ltd.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
14

SPDR MSCI Emerging Markets StrategicFactors ETF
Performance Summary (Unaudited)
Performance as of September 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	MSCI Emerging Markets Factor Mix A-Series Index	Net Asset Value	Market Value	MSCI Emerging Markets Factor Mix A-Series Index
ONE YEAR	23.25%	22.75%	24.38%	23.25%	22.75%	24.38%
FIVE YEARS	43.47%	41.14%	47.38%	7.49%	7.13%	8.07%
SINCE INCEPTION(1)	33.96%	33.27%	40.64%	4.07%	4.00%	4.77%
(1)	For the period June 4, 2014 to September 30, 2021. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/4/14, 6/5/14, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR MSCI Emerging Markets StrategicFactors ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.30%. Please see the financial highlights for the total expense ratio for the fiscal period ended September 30, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
15

SPDR MSCI Emerging Markets StrategicFactors ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2021

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	3.0%
Tata Consultancy Services, Ltd.	2.5
Al Rajhi Bank	1.8
Samsung Electronics Co., Ltd.	1.7
Infosys, Ltd. ADR	1.5
Hindustan Unilever, Ltd.	1.3
Vale SA ADR	1.3
Infosys, Ltd.	1.2
China Construction Bank Corp. Class H	1.1
HCL Technologies, Ltd.	1.1
TOTAL	16.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
16

SPDR MSCI World StrategicFactors ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR MSCI World StrategicFactors ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the developed equity markets of the world. The Fund’s benchmark is the MSCI World Factor Mix A-Series Index (the “Index”).
For the 12-month period ended September 30, 2021 (the “Reporting Period”), the total return for the Fund was 26.15%, and the Index was 26.13%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Optimization and dividend tax withholdings contributed to the difference between the Fund’s performance and that of the Index.
The broad MSCI World Index enjoyed a fruitful fiscal year climbing over 28% during the first three fiscal quarters before slightly retreating during the final quarter to produce a very healthy return of +28.82% for the entire period. The story of the year throughout the world was the COVID-19 virus. Though unlike the prior fiscal year which was filled with fear and uncertainty, this most recent year was focused on acceptance, adaptation, and recovery. The development and distribution of various vaccines throughout the world allowed economies to re-open with an optimistic view that the collective worst was behind us. Industries such as travel, retail, and construction adapted to new regulations and thrived once again as governments loosened restrictions to local lockdowns. The other big story resided in the US with the rest of the world acting as interested parties. Joe Biden defeated the incumbent, Donald Trump, in the Presidential Election held in November. At the time of the election it was viewed favorably in many parts of the world as Biden’s platform of global inclusivity was a stark contrast to Trump’s domestic focused policies. The global market’s ascension during that period reflected the optimism that the victory presented.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Alphabet Inc. Class C, Microsoft Corporation, and Alphabet Inc. Class A. The top negative contributors to the Fund’s performance during the Reporting Period were Vertex Pharmaceuticals Incorporated, Zoom Video Communications, Inc. Class A, and Agnico Eagle Mines Limited.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
17

SPDR MSCI World StrategicFactors ETF
Performance Summary (Unaudited)
Performance as of September 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	MSCI World Factor Mix A-Series Index	Net Asset Value	Market Value	MSCI World Factor Mix A-Series Index
ONE YEAR	26.15%	25.62%	26.13%	26.15%	25.62%	26.13%
FIVE YEARS	81.33%	82.05%	80.84%	12.64%	12.73%	12.58%
SINCE INCEPTION(1)	103.69%	103.01%	101.77%	10.20%	10.15%	10.06%
(1)	For the period June 4, 2014 to September 30, 2021. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/4/14, 6/5/14, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR MSCI World StrategicFactors ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.30%. Please see the financial highlights for the total expense ratio for the fiscal period ended September 30, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
18

SPDR MSCI World StrategicFactors ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2021

Description	% of Net Assets
Microsoft Corp.	2.4%
Apple, Inc.	2.4
Facebook, Inc. Class A	1.8
Johnson & Johnson	1.5
Alphabet, Inc. Class C	1.4
Roche Holding AG	1.3
Nestle SA	1.3
Visa, Inc. Class A	1.2
NVIDIA Corp.	1.1
Alphabet, Inc. Class A	1.0
TOTAL	15.4%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
19

SPDR S&P Emerging Asia Pacific ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P Emerging Asia Pacific ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the emerging markets of the Asia Pacific region. The Fund’s benchmark is the S&P Asia Pacific Emerging BMI Index (the “Index”).
For the 12-month period ended September 30, 2021 (the “Reporting Period”), the total return for the Fund was 14.73%, and the Index was 15.77%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag and cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
The S&P Emerging Asia Pacific Index gained 16.22% in the last quarter of 2020 delivering the best performing quarter of the fiscal year. Risk assets rallied in the fourth quarter on positive news flow on vaccines and U.S. election results. China continued its sustained economic recovery, led by growth in exports and manufacturing.  As countries around the world grappled with surging coronavirus cases, emerging market (EM) equities became less risky compared with their developed market peers. Within EM, in China, internal controls that had restricted movement between the country’s provinces owing to the pandemic were relaxed. EM equities benefited from renewed hopes of a cyclical recovery, a falling U.S. dollar and increasing global trade activity. Strong demand for medical supplies and tech products lifted Chinese exports. China’s success in controlling the virus allowed its economic recovery to gather pace with third-quarter GDP growth printing at 4.9% YoY.  After a strong rebound over the summer, China may be one of the only major economy to show aggregate positive economic growth in 2020 relative to 2019. Chinese imports also recovered with the latest data for September showing imports being 13.2% higher YoY.
The Index picked up 2.78% in the first quarter of 2021 as risk assets continued to rally with cyclical and value assets outperforming growth sectors that saw outsized returns in 2020. The quarter started off by overcoming concerns regarding potential virus-driven restrictions as a successful roll out of vaccinations and the promise of a fiscal and monetary stimuli lifted investor sentiments. However, the subsequent slow pace of vaccine distribution and concerns around a longer-than-anticipated timeline for economic recovery led to global markets stumbling for a short period. The sell-offs were short lived as stocks regained some upside momentum on news of strong manufacturing data, firmer oil prices and hopes for additional fiscal stimuli. With majority of adults receiving at least one dose of the vaccine and the number of people being hospitalized with COVID-19 being much lower than at the start of the year, the continued rally was a signal of investors looking ahead to a sustainable reopening of economies. In China, new cases were registered in the northern provinces, which lead to tighter restrictions being extended up to the lunar year season. Chinese equities had a sell-off during the quarter over policy tightening. Despite a strong start to the quarter, the region had a difficult time due to concerns around rising COVID-19 cases in some parts of the region.
The Index added 4.61% in the second quarter of 2021 as the global growth recovery broadened, aided by accelerated vaccine rollout in the United States (U.S.) and Europe and the momentum shifting away from China. Incoming data in the second half of the quarter pointed to continued robust global recovery cycle despite persistent headwinds, including supply chain disruptions, new variants of coronavirus and potential central bank tightening on inflationary concerns. During the quarter, EM equities lagged behind their DM counterparts as many countries faced a spike in cases, re-imposition of lockdowns and a slowdown in vaccination. Although the Chinese economy was less buffeted by the pandemic, it was weighed down by concerns over monetary policy normalization and tougher regulations on the technology sector. China renewed its pledge to make its economy carbon neutral by 2060, which helped to boost investor sentiments. Most EM countries faced challenges in terms of the logistics of supplying vaccines. Within the region, a new outbreak was witnessed in India and the Philippines. India in particular saw a worsening of the pandemic situation, which intensified pressure on its healthcare infrastructure. Taiwan managed to benefit due to strong DM demand.
The Index delivered its worst quarter of the fiscal year by dropping 7.35% during this period. While global growth recovery regained momentum in the first half of the quarter, multiple headwinds in the second half are fueling concerns regarding the outlook. Reopening of the economy — driven by increased vaccination rate, healthy manufacturing, and labor activity — continued to provide support to recovery in the third quarter. However, increasing supply chain disruptions, rising political and regulatory risks in the U.S. and China along with global energy crunch pose key risks to recovery momentum. Emerging market equities were majorly dragged down during the quarter by the struggling Chinese equity markets. Despite some markets, including India, continuing to perform well, the flow of negative news from China seemed relentless and weighed heavy on the overall regional performance. It started off with the introduction of tighter regulations on various sectors including increased scrutiny of the technology sector and reforms to stabilize the housing market to ensure equality and fair competition. China turned private tutoring companies into non-profit organizations, raising concerns about a similar move for other sectors. This was followed by tighter scrutiny on the technology sector, including a ban on children playing computer games for more than three hours per week. Finally, investors had to contend with fears around the potential default of a large Chinese property developer and the potential spillover effects. As a result of such regulatory efforts, there was continued volatility. In terms of coronavirus spread within the region, China’s mass testing and mobility restrictions continued to prove successful in containing the Delta variant outbreak. In India, cases remained low despite a resumption in mobility. Within rest of the region, the slow pace of vaccination left many countries vulnerable to the Delta variant.
The Fund did not invest in derivatives during the Reporting Period.
See accompanying notes to financial statements.
20

SPDR S&P Emerging Asia Pacific ETF
Management's Discussion of Fund Performance (Unaudited)  (continued)
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Infosys Limited, Housing Development Finance Corporation Limited, and Taiwan Semiconductor Manufacturing Co., Ltd. The top negative contributors to the Fund’s performance during the Reporting Period were Kuaishou Technology Class B, TAL Education Group Sponsored ADR Class A, and Alibaba Group Holding Ltd.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
21

SPDR S&P Emerging Asia Pacific ETF
Performance Summary (Unaudited)
Performance as of September 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Asia Pacific Emerging BMI Index	Net Asset Value	Market Value	S&P Asia Pacific Emerging BMI Index
ONE YEAR	14.73%	12.89%	15.77%	14.73%	12.89%	15.77%
FIVE YEARS	67.53%	65.06%	68.37%	10.87%	10.54%	10.98%
TEN YEARS	133.97%	141.00%	143.52%	8.87%	9.19%	9.31%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Emerging Asia Pacific ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.49%. Please see the financial highlights for the total expense ratio for the fiscal period ended September 30, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
22

SPDR S&P Emerging Asia Pacific ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2021

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	5.9%
Tencent Holdings, Ltd.	5.6
Alibaba Group Holding, Ltd. ADR	4.3
Meituan Class B	2.1
Reliance Industries, Ltd. GDR	1.9
Infosys, Ltd. ADR	1.5
Housing Development Finance Corp., Ltd.	1.3
China Construction Bank Corp. Class H	1.2
JD.com, Inc. ADR	1.2
MediaTek, Inc.	0.9
TOTAL	25.9%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
23

SPDR S&P GLOBAL DIVIDEND ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P Global Dividend ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return of an index that tracks stocks of global companies that offer high dividend yields. The Fund’s benchmark is the S&P Global Dividend Aristocrats Index (the “Index”).
For the 12-month period ended September 30, 2021 (the “Reporting Period”), the total return for the Fund was 30.37%, and the Index was 30.31%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees, dividend tax withholding differences, cash, and small security misweights contributed to the difference between the Fund’s performance and that of the Index.
The performance throughout Reporting Period was mostly positive, with eight of the twelve months posting positive returns. The best performing quarter was the first quarter of the Reporting Period, Q4 of 2020. This was largely driven by November 2020, when the Fund returned +14.85%. Despite the pandemic taking a turn for the worse over the quarter and equities performing poorly in October, the U.S. election results and positive news on COVID-19 vaccines helped markets to recover. Approvals to use vaccines manufactured by Pfizer-BioNTech, Moderna and Oxford-AstraZeneca led to the largest momentum changes in the history of equity markets. Hard-hit sectors, such as energy, traditional retail, hotels, airlines and financials, rallied, while pandemic winners, such as online retail, health care and home improvement, lagged.
The first quarter of 2021 started off by overcoming concerns regarding potential virus-driven restrictions as a successful roll out of vaccinations and the promise of a fiscal and monetary stimuli lifted investor sentiments. However, the subsequent slow pace of vaccine distribution and concerns around a longer-than-anticipated timeline for economic recovery led to global markets stumbling for a short period. The sell-offs were short lived as stocks regained some upside momentum on news of strong manufacturing data, firmer oil prices and hopes for additional fiscal stimuli. With majority of adults receiving at least one dose of the vaccine and the number of people being hospitalized with COVID-19 being much lower than at the start of the year, the continued rally was a signal of investors looking ahead to a sustainable reopening of economies. The quarter ended up +9.71%.
The next quarter, Q2 of 2020, was a bit more volatile, but still posted a positive return of +4.50%. Economic data was strong over this quarter as mobility restrictions were lifted by most countries and economic activity picked up during the period. Vaccine rollouts in the U.S., UK and Europe continued to proceed at speed. However, a rebound in economic activity led to concerns around a spike in inflation.
Equity markets experienced a poor performance during the last quarter of the Reporting Period; the Fund posted a return of –2.22%. The underperformance was primarily a result of the Chinese equity markets dragging the overall emerging market equities down and the developed market equities having a flat quarter after a moderate decline in September erased the quarter’s prior gains. Globally the vaccine rollout made decent progress and many developed economies had eased restrictions. Global reopening continued during the quarter, with a number of developed markets further lifting restrictions. Economic data remained strong; however, much of the developed markets appeared to be at or just past the peak rate of growth. There were also concerns regarding a peak in the rate of economic growth, supply disruptions and rising inflation.
Throughout the Reporting Period, the performance of the sectors were all positive, ranging from +6.98% to +61.43%. The top performing sectors were Energy, Information Technology and Financials, with returns all over 50%. The bottom performing sectors were Health Care, Consumer Staples and Materials.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Bendigo & Adelaide Bank Ltd., Lenovo Group Limited, and Exxon Mobil Corporation. The top negative contributors to the Fund’s performance during the Reporting Period were B&G Foods, Inc., Freenet AG, and Hengan International Group Co., Ltd.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
24

SPDR S&P Global Dividend ETF
Performance Summary (Unaudited)
Performance as of September 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Global Dividend Aristocrats Index	Net Asset Value	Market Value	S&P Global Dividend Aristocrats Index
ONE YEAR	30.37%	30.48%	30.31%	30.37%	30.48%	30.31%
FIVE YEARS	29.65%	29.04%	28.34%	5.33%	5.23%	5.12%
SINCE INCEPTION(1)	58.48%	58.38%	55.83%	5.67%	5.67%	5.46%
(1)	For the period May 29, 2013 to September 30, 2021. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/29/13, 5/30/13, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Global Dividend ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.40%. Please see the financial highlights for the total expense ratio for the fiscal period ended September 30, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
25

SPDR S&P Global Dividend ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2021

Description	% of Net Assets
Keyera Corp.	2.1%
Exxon Mobil Corp.	2.1
H&R Block, Inc.	2.0
SmartCentres Real Estate Investment Trust REIT	2.0
Pembina Pipeline Corp.	1.9
Enagas SA	1.9
Shaw Communications, Inc. Class B	1.8
Japan Tobacco, Inc.	1.5
Power Assets Holdings, Ltd.	1.5
Brandywine Realty Trust REIT	1.5
TOTAL	18.3%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
26

SPDR S&P Global Infrastructure ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P Global Infrastructure ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the global infrastructure industry market. The Fund’s benchmark is the S&P Global Infrastructure Index (the “Index”).
For the 12-month period ended September 30, 2021 (the “Reporting Period”), the total return for the Fund was 22.28%, and the Index was 22.13%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash drag, cumulative effect of security misweights, tax withholdings and securities lending contributed to the difference between the Fund’s performance and that of the Index.
It is said that the return performance of an Infrastructure index tends to track the broader economic environment. All three sectors within the Index; Energy, Industrials and Utilities posted a positive contribution to the performance of the fund during the Reporting Period. The first quarter of the Reporting Period displayed recovery early in the quarter in key economies such as the United States (U.S.) and Europe, yet economic momentum slowed toward the end of the year amid rising infection rates. However, positive news on vaccine approvals, progress on fiscal stimulus deals and continued monetary support are expected to boost growth momentum in 2021. Risk assets rallied in this time period on positive news from vaccines and U.S. election results. Cyclical sectors registered strong gains with defensive sectors posting modest growth. The Global Infrastructure fund would post its best quarterly return of the period at 14.85% with the energy industry leading the charge. Economic recovery gather pace in the first quarter of 2021, as upside momentum on news of strong manufacturing data, firmer oil prices and hopes for additional fiscal stimuli taking place to help the fund post a positive 2.85% return. The last two quarter of the reporting bring forth more of the same in this space along with modest quarterly gains, U.S. President Joe Biden secured an infrastructure package deal worth US$1 trillion, which, however, fell short of the US$2.3 trillion plan proposed in March. The deal authorizes additional spending for roads, bridges, highway safety and EV charging stations over the next eight years, yet this bill will ultimately be delayed as it is linked to other social spending disagreements. Elsewhere, in Europe, the European Commission started to publish its assessment of recovery plans for member states. Many countries, including Portugal, Spain and Greece, received the green light for the European Union (EU) recovery funding.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Aena SME SA, ONEOK, Inc., and Enbridge Inc. The top negative contributors to the Fund’s performance during the Reporting Period were Iberdrola SA, Enel SpA, and Royal Vopak NV.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
27

SPDR S&P Global Infrastructure ETF
Performance Summary (Unaudited)
Performance as of September 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Global Infrastructure Index(1)	Net Asset Value	Market Value	S&P Global Infrastructure Index(1)
ONE YEAR	22.28%	22.02%	22.13%	22.28%	22.02%	22.13%
FIVE YEARS	29.10%	28.13%	27.73%	5.24%	5.08%	5.02%
TEN YEARS	88.40%	89.20%	87.96%	6.54%	6.58%	6.51%
(1)	Index returns represent the Fund’s prior investment strategy from September 30, 2008 through April 30, 2013 and the S&P Global Infrastructure Index from May 1, 2013 through September 30, 2021.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Global Infrastructure ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.40%. Please see the financial highlights for the total expense ratio for the fiscal period ended September 30, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
28

SPDR S&P Global Infrastructure ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2021

Description	% of Net Assets
Aena SME SA	5.0%
Enbridge, Inc.	4.8
NextEra Energy, Inc.	4.8
Transurban Group Stapled Security	4.4
Atlantia SpA	3.7
TC Energy Corp.	3.4
Duke Energy Corp.	3.1
Sydney Airport Stapled Security	3.1
Southern Co.	2.7
Getlink SE	2.7
TOTAL	37.7%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
29

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS
September 30, 2021

Security Description	Shares	Value
COMMON STOCKS — 99.4%
ARGENTINA — 0.1%
MercadoLibre, Inc. (a)	81	$ 136,031
AUSTRALIA — 1.9%
Afterpay, Ltd. (a)	477	41,802
Ampol, Ltd.	2,181	44,034
APA Group Stapled Security	1,102	6,941
Aristocrat Leisure, Ltd.	1,398	47,412
ASX, Ltd.	387	22,644
Australia & New Zealand Banking Group, Ltd.	4,992	101,508
Brambles, Ltd.	4,157	32,340
Cochlear, Ltd.	159	25,314
Coles Group, Ltd.	1,777	21,809
Commonwealth Bank of Australia	2,878	216,894
Computershare, Ltd.	1,740	22,901
Crown Resorts, Ltd. (a)	1,824	12,622
CSL, Ltd.	833	176,544
Dexus REIT	1,896	14,791
Endeavour Group, Ltd.	2,233	11,259
Evolution Mining, Ltd.	4,680	11,798
Fortescue Metals Group, Ltd.	5,205	56,247
Goodman Group REIT	3,245	50,819
GPT Group REIT	2,094	7,669
Insurance Australia Group, Ltd.	5,428	19,291
LendLease Corp., Ltd. Stapled Security	1,238	9,703
Macquarie Group, Ltd.	736	96,760
Magellan Financial Group, Ltd. (b)	211	5,391
Medibank Pvt, Ltd.	6,132	15,902
Mirvac Group REIT	11,543	24,931
National Australia Bank, Ltd.	5,572	112,014
Newcrest Mining, Ltd.	1,344	21,980
Northern Star Resources, Ltd.	2,689	16,510
QBE Insurance Group, Ltd. (b)	3,567	30,043
Ramsay Health Care, Ltd.	234	11,768
REA Group, Ltd. (b)	125	14,343
Rio Tinto PLC	2,220	147,078
Scentre Group REIT	13,375	28,888
SEEK, Ltd. (b)	666	14,971
Sonic Healthcare, Ltd.	1,053	30,927
Stockland REIT	7,167	23,193
Suncorp Group, Ltd.	4,111	37,298
Sydney Airport Stapled Security (a)	5,589	33,267
Tabcorp Holdings, Ltd.	9,475	33,605
Telstra Corp., Ltd.	8,658	24,579
Transurban Group Stapled Security (c)	6,283	64,266
Transurban Group (a)(c)	698	7,139
Treasury Wine Estates, Ltd.	1,885	16,898
Vicinity Centres REIT	7,102	8,567
Wesfarmers, Ltd.	2,417	97,335
Westpac Banking Corp.	6,702	125,871
Security Description	Shares	Value
WiseTech Global, Ltd.	545	$ 21,121
Woolworths Group, Ltd.	2,233	63,472
		2,082,459
AUSTRIA — 0.1%
Erste Group Bank AG	456	20,114
Raiffeisen Bank International AG	1,128	29,650
Verbund AG	783	79,584
		129,348
BELGIUM — 0.2%
Ageas SA/NV	226	11,216
Anheuser-Busch InBev SA/NV	1,490	84,865
KBC Group NV	163	14,742
Proximus SADP	665	13,210
UCB SA	172	19,296
Umicore SA	707	41,985
		185,314
BRAZIL — 0.5%
Ambev SA	11,454	32,162
Americanas SA (a)	1,081	6,134
B3 SA - Brasil Bolsa Balcao	12,674	29,633
Banco Bradesco SA Preference Shares	8,111	31,007
Banco Bradesco SA	2,318	7,598
Banco BTG Pactual SA	2,976	13,741
Banco do Brasil SA	2,640	14,002
Banco Inter SA	337	2,885
Bradespar SA Preference Shares	5,102	48,941
CCR SA	5,841	12,542
Cia Energetica de Minas Gerais Preference Shares	4,533	11,672
Cia Paranaense de Energia Preference Shares	11,500	15,364
Itau Unibanco Holding SA Preference Shares	6,839	36,310
Itausa SA Preference Shares	4,347	8,887
Localiza Rent a Car SA	1,816	18,154
Lojas Renner SA	1,644	10,385
Magazine Luiza SA	3,981	10,477
Natura & Co. Holding SA (a)	2,147	17,956
Notre Dame Intermedica Participacoes SA	752	10,297
Raia Drogasil SA	812	3,483
Suzano SA (a)	1,447	14,478
Telefonica Brasil SA	610	4,799
Ultrapar Participacoes SA	2,946	7,969
Vale SA	9,312	130,292
WEG SA	2,796	20,335
Wheaton Precious Metals Corp.	1,278	48,100
		567,603
CANADA — 3.1%
Agnico Eagle Mines, Ltd.	607	31,484
Alimentation Couche-Tard, Inc. Class B	1,937	74,095

See accompanying notes to financial statements.
30

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
AltaGas, Ltd.	5,000	$ 98,630
B2Gold Corp.	1,405	4,802
Ballard Power Systems, Inc. (a)(b)	600	8,421
Bank of Montreal	1,265	126,265
Bank of Nova Scotia	2,339	143,939
Barrick Gold Corp.	2,287	41,286
BCE, Inc.	1,147	57,447
BlackBerry, Ltd. (a)(b)	1,821	17,723
Brookfield Asset Management, Inc. Class A	2,702	144,757
CAE, Inc. (a)	514	15,353
Cameco Corp.	2,612	56,741
Canadian Imperial Bank of Commerce (b)	815	90,709
Canadian National Railway Co. (b)	1,182	136,949
Canadian Pacific Railway, Ltd.	1,130	73,775
Canadian Tire Corp., Ltd. Class A	143	20,007
Canopy Growth Corp. (a)(b)	825	11,429
CCL Industries, Inc. Class B	401	20,765
CGI, Inc. (a)	324	27,516
Constellation Software, Inc.	34	55,690
Dollarama, Inc.	446	19,342
Enbridge, Inc. (c)	968	38,557
Enbridge, Inc. (c)	4,090	162,782
Fairfax Financial Holdings, Ltd.	65	26,235
FirstService Corp.	28	5,061
Franco-Nevada Corp.	523	67,932
George Weston, Ltd. (b)	396	42,706
Great-West Lifeco, Inc.	1,074	32,673
Hydro One, Ltd. (d)	4,439	104,909
iA Financial Corp., Inc.	99	5,616
Imperial Oil, Ltd. (b)	1,400	44,237
Intact Financial Corp.	205	27,101
Ivanhoe Mines, Ltd. Class A (a)	4,700	30,051
Keyera Corp. (b)	1,652	41,559
Kinross Gold Corp. (b)	1,202	6,442
Kirkland Lake Gold, Ltd.	563	23,447
Lightspeed Commerce, Inc. (a)(b)	200	19,295
Loblaw Cos., Ltd.	377	25,866
Magna International, Inc.	300	22,573
Manulife Financial Corp.	3,584	68,973
Metro, Inc.	646	31,559
National Bank of Canada (b)	423	32,482
Onex Corp.	100	7,068
Open Text Corp. (b)	397	19,373
Pan American Silver Corp.	400	9,311
Pembina Pipeline Corp.	4,100	129,940
Power Corp. of Canada (b)	1,454	47,918
Restaurant Brands International, Inc.	530	32,465
RioCan Real Estate Investment Trust	851	14,537
Ritchie Bros Auctioneers, Inc. (b)	258	15,918
Security Description	Shares	Value
Rogers Communications, Inc. Class B	788	$ 36,792
Royal Bank of Canada	2,445	243,236
Shaw Communications, Inc. Class B	1,256	36,505
Shopify, Inc. Class A (a)	199	270,059
Sun Life Financial, Inc. (b)	674	34,688
TC Energy Corp. (b)	1,553	74,729
TELUS Corp.	1,514	33,271
Thomson Reuters Corp. (b)	548	60,581
Toronto-Dominion Bank	2,955	195,585
West Fraser Timber Co., Ltd.	218	18,358
WSP Global, Inc. (b)	375	44,893
Yamana Gold, Inc. (b)	4,403	17,378
		3,479,786
CHILE — 0.2%
Antofagasta PLC	3,671	67,416
Banco de Credito e Inversiones SA	243	8,856
Cencosud Shopping SA	12,550	14,679
Cia Cervecerias Unidas SA	950	8,445
Falabella SA	6,285	21,977
Lundin Mining Corp.	5,101	36,682
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	842	45,365
		203,420
CHINA — 4.3%
3SBio, Inc. (a)(b)(d)	7,500	7,370
51job, Inc. ADR (a)	101	7,023
Agricultural Bank of China, Ltd. Class H	89,000	30,640
Aier Eye Hospital Group Co., Ltd. Class A	1,037	8,580
Alibaba Group Holding, Ltd. (a)	26,424	482,680
Alibaba Health Information Technology, Ltd. (a)	8,000	11,510
Anhui Gujing Distillery Co., Ltd. Class A	200	7,391
ANTA Sports Products, Ltd.	1,000	18,858
Baidu, Inc. ADR (a)	477	73,339
Bank of China, Ltd. Class H	218,000	77,291
Bank of Communications Co., Ltd. Class A	31,828	22,192
Bank of Communications Co., Ltd. Class H	24,000	14,243
BeiGene, Ltd. ADR (a)(b)	100	36,300
Beijing Capital International Airport Co., Ltd. Class H (a)(b)	2,000	1,179
Beijing-Shanghai High Speed Railway Co., Ltd. Class A	12,600	9,293
Bilibili, Inc. ADR (a)(b)	299	19,785
BOC Hong Kong Holdings, Ltd.	3,500	10,566
BOE Technology Group Co., Ltd. Class A	9,200	7,199

See accompanying notes to financial statements.
31

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Budweiser Brewing Co. APAC, Ltd. (b)(d)	3,800	$ 9,636
BYD Co., Ltd. Class H (b)	1,500	46,823
CanSino Biologics, Inc. Class H (a)(b)(d)	200	7,065
CGN Power Co., Ltd. Class H (b)(d)	107,000	32,576
China Cinda Asset Management Co., Ltd. Class H	60,000	10,174
China CITIC Bank Corp., Ltd. Class H	36,000	16,278
China Common Rich Renewable Energy Investment, Ltd. (a)(b)(e)	24,000	—
China Conch Venture Holdings, Ltd.	2,500	11,577
China Construction Bank Corp. Class A	800	740
China Construction Bank Corp. Class H	191,000	136,908
China Everbright Bank Co., Ltd. Class A	26,309	13,819
China Evergrande Group (b)	2,700	1,023
China Feihe, Ltd. (d)	5,000	8,440
China Huarong Asset Management Co., Ltd. Class H (a)(d)(e)	65,000	4,258
China Jushi Co., Ltd. Class A	3,200	8,716
China Life Insurance Co., Ltd. Class H	18,000	29,550
China Literature, Ltd. (a)(b)(d)	400	3,052
China Mengniu Dairy Co., Ltd. (a)	4,000	25,769
China Merchants Bank Co., Ltd. Class A	4,300	33,612
China Merchants Bank Co., Ltd. Class H	5,500	43,839
China Merchants Port Holdings Co., Ltd.	12,378	21,243
China Minsheng Banking Corp., Ltd. Class A	31,545	19,111
China Minsheng Banking Corp., Ltd. Class H (b)	22,500	9,047
China Molybdenum Co., Ltd. Class H	42,000	26,167
China National Nuclear Power Co., Ltd. Class A	24,300	27,146
China Northern Rare Earth Group High-Tech Co., Ltd. Class A	4,200	28,809
China Oilfield Services, Ltd. Class H	60,000	57,267
China Overseas Land & Investment, Ltd.	9,000	20,510
China Pacific Insurance Group Co., Ltd. Class H	5,000	14,869
China Resources Beer Holdings Co., Ltd.	2,000	14,773
Security Description	Shares	Value
China Resources Gas Group, Ltd.	4,000	$ 21,016
China Resources Land, Ltd.	2,000	8,440
China Taiping Insurance Holdings Co., Ltd.	7,600	11,559
China Tourism Group Duty Free Corp., Ltd. Class A	200	8,057
China Tower Corp., Ltd. Class H (d)	176,000	23,061
China Vanke Co., Ltd. Class H	3,496	9,566
China Yangtze Power Co., Ltd. Class A	13,596	46,345
Chongqing Rural Commercial Bank Co., Ltd. Class H	28,000	10,215
CITIC Securities Co., Ltd. Class H	4,500	11,469
Contemporary Amperex Technology Co., Ltd. Class A	300	24,437
Country Garden Holdings Co., Ltd. (b)	11,786	12,188
Country Garden Services Holdings Co., Ltd.	2,000	15,800
CSPC Pharmaceutical Group, Ltd.	10,720	12,862
Daqo New Energy Corp. ADR (a)	100	5,700
ENN Energy Holdings, Ltd.	2,500	41,235
ENN Natural Gas Co., Ltd. Class A	3,600	10,196
ESR Cayman, Ltd. (a)(d)	3,800	11,545
Foshan Haitian Flavouring & Food Co., Ltd. Class A	884	15,067
Fosun International, Ltd.	7,000	8,515
Futu Holdings, Ltd. ADR (a)(b)	100	9,102
Ganfeng Lithium Co., Ltd. Class A	800	20,197
Gaotu Techedu, Inc. ADR (a)(b)	171	525
Geely Automobile Holdings, Ltd.	7,000	20,097
GEM Co., Ltd. Class A	6,900	11,953
Genscript Biotech Corp. (a)	2,000	7,707
Great Wall Motor Co., Ltd. Class H	5,000	18,434
Guangdong Hongda Blasting Co., Ltd. Class A	1,900	7,987
Guangzhou Automobile Group Co., Ltd. Class H	3,200	2,828
Guangzhou Tinci Materials Technology Co., Ltd. Class A	800	18,856
Haidilao International Holding, Ltd. (b)(d)	2,000	7,643
Haier Smart Home Co., Ltd. Class A	3,100	12,560
Hello Group, Inc. ADR	298	3,153
HengTen Networks Group, Ltd. (a)(b)	8,000	2,374
Huafon Chemical Co., Ltd. Class A	5,500	10,371
Huazhu Group, Ltd. ADR (a)(b)	271	12,428
Hutchmed China, Ltd. ADR (a)	397	14,534

See accompanying notes to financial statements.
32

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
HUYA, Inc. ADR (a)	450	$ 3,753
Iflytek Co., Ltd. Class A	1,000	8,196
Industrial & Commercial Bank of China, Ltd. Class H	122,000	67,859
Industrial Bank Co., Ltd. Class A	3,232	9,164
Innovent Biologics, Inc. (a)(d)	2,000	19,397
iQIYI, Inc. ADR (a)(b)	600	4,818
JD Health International, Inc. (a)(b)(d)	850	8,200
JD.com, Inc. ADR (a)	1,488	107,493
Jiangsu Eastern Shenghong Co., Ltd. Class A	3,600	15,685
Jiangsu Expressway Co., Ltd. Class H	12,000	12,162
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	317	8,157
JOYY, Inc. ADR (b)	99	5,428
Kaisa Group Holdings, Ltd. (a)(b)	22,857	6,225
KE Holdings, Inc. ADR (a)	658	12,015
Kingdee International Software Group Co., Ltd. (a)	6,000	20,078
Kingsoft Corp., Ltd.	2,000	7,977
Kuaishou Technology (a)(b)(d)	600	6,374
Kweichow Moutai Co., Ltd. Class A	202	57,276
Lenovo Group, Ltd.	12,000	12,902
Li Auto, Inc. ADR (a)	1,000	26,290
Li Ning Co., Ltd.	3,500	40,532
Longfor Group Holdings, Ltd. (d)	1,500	6,917
LONGi Green Energy Technology Co., Ltd. Class A	980	12,524
Luxi Chemical Group Co., Ltd. Class A	4,400	12,817
Luzhou Laojiao Co., Ltd. Class A	300	10,300
Meituan Class B (a)(d)	6,400	202,737
Microport Scientific Corp.	1,000	5,639
Midea Group Co., Ltd. Class A	1,100	11,862
MMG, Ltd. (a)(b)	20,000	8,453
Muyuan Foods Co., Ltd. Class A	1,372	11,033
NetEase, Inc. ADR	715	61,061
New Oriental Education & Technology Group, Inc. ADR (a)	3,129	6,414
Ningxia Baofeng Energy Group Co., Ltd. Class A	4,400	10,963
NIO, Inc. ADR (a)	2,355	83,909
Nongfu Spring Co., Ltd. Class H (d)	1,800	9,168
NXP Semiconductors NV	577	113,017
Offshore Oil Engineering Co., Ltd. Class A	10,700	7,941
People's Insurance Co. Group of China, Ltd. Class H	51,000	15,854
Pharmaron Beijing Co., Ltd. Class H (d)	400	9,573
PICC Property & Casualty Co., Ltd. Class H	22,000	21,337
Security Description	Shares	Value
Pinduoduo, Inc. ADR (a)	816	$ 73,987
Ping An Bank Co., Ltd. Class A	1,600	4,445
Ping An Healthcare & Technology Co., Ltd. (a)(b)(d)	800	5,200
Ping An Insurance Group Co. of China, Ltd. Class A	2,485	18,620
Ping An Insurance Group Co. of China, Ltd. Class H	9,000	61,563
Postal Savings Bank of China Co., Ltd. Class H (d)	13,000	8,984
Prosus NV (a)	1,573	125,771
RLX Technology, Inc. ADR (a)	900	4,068
Sany Heavy Industry Co., Ltd. Class A	3,300	13,008
SF Holding Co., Ltd. Class A	1,100	11,138
Shandong Weigao Group Medical Polymer Co., Ltd. Class H (b)	4,000	7,153
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H (b)	1,500	7,717
Shanghai International Airport Co., Ltd. Class A (a)	700	4,799
Shanghai Putailai New Energy Technology Co., Ltd. Class A	700	18,655
Shanxi Meijin Energy Co., Ltd. Class A (a)	8,900	14,852
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	280	13,688
Shenghe Resources Holding Co., Ltd. Class A	4,100	12,769
Shenzhen International Holdings, Ltd.	8,693	11,189
Shenzhen Investment, Ltd.	40,000	10,071
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	100	5,972
Shenzhou International Group Holdings, Ltd.	1,300	27,688
Sichuan Chuantou Energy Co., Ltd. Class A	8,300	18,480
Sinoma Science & Technology Co., Ltd. Class A	3,000	16,455
Sinopharm Group Co., Ltd. Class H	4,800	12,517
Smoore International Holdings, Ltd. (d)	2,000	9,326
Sunac China Holdings, Ltd.	5,000	10,662
Sunny Optical Technology Group Co., Ltd.	1,100	28,939
TAL Education Group ADR (a)	753	3,645
Tencent Holdings, Ltd.	10,084	597,684
Tencent Music Entertainment Group ADR (a)	700	5,075
Trip.com Group, Ltd. ADR (a)	877	26,968
Tsingtao Brewery Co., Ltd. Class H	2,000	15,672
Vipshop Holdings, Ltd. ADR (a)	738	8,221
Weichai Power Co., Ltd. Class A	4,100	10,901
Weihai Guangwei Composites Co., Ltd. Class A	700	7,106

See accompanying notes to financial statements.
33

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Weimob, Inc. (a)(b)(d)	5,000	$ 7,245
Wens Foodstuffs Group Co., Ltd. Class A	6,160	13,811
Wharf Holdings, Ltd.	2,000	6,641
Wuliangye Yibin Co., Ltd. Class A	634	21,551
WuXi AppTec Co., Ltd. Class H (b)(d)	960	22,457
Wuxi Biologics Cayman, Inc. (a)(d)	5,500	89,375
Xiaomi Corp. Class B (a)(d)	25,600	70,210
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	6,000	12,640
XPeng, Inc. ADR (a)	658	23,385
Yantai Jereh Oilfield Services Group Co., Ltd. Class A	2,400	18,006
Yihai International Holding, Ltd. (a)(b)	1,000	5,569
Yintai Gold Co., Ltd. Class A	8,380	11,024
Yum China Holdings, Inc.	546	31,728
Yunda Holding Co., Ltd. Class A	4,600	13,720
Yunnan Aluminium Co., Ltd. Class A (a)	6,600	15,165
Yunnan Energy New Material Co., Ltd. Class A	400	17,361
Zai Lab, Ltd. ADR (a)	151	15,914
Zhejiang Expressway Co., Ltd. Class H (b)	20,000	16,494
Zhejiang Huayou Cobalt Co., Ltd. Class A	1,100	17,623
Zhejiang Satellite Petrochemical Co., Ltd. Class A	2,240	13,546
ZhongAn Online P&C Insurance Co., Ltd. Class H (a)(b)(d)	1,800	7,411
Zhuzhou CRRC Times Electric Co. Class H (a)	2,900	13,392
Zijin Mining Group Co., Ltd. Class H	14,000	17,301
ZTE Corp. Class H	3,200	10,523
ZTO Express Cayman, Inc. ADR	886	27,165
		4,850,003
COLOMBIA — 0.1%
Bancolombia SA	1,731	14,967
Bancolombia SA Preference Shares	2,138	18,509
Grupo de Inversiones Suramericana SA	8,416	47,247
Interconexion Electrica SA ESP	4,310	25,666
		106,389
DENMARK — 0.6%
Ambu A/S Class B	305	9,025
Carlsberg AS Class B	100	16,357
Chr. Hansen Holding A/S	233	19,044
Coloplast A/S Class B	181	28,394
Danske Bank A/S	1,195	20,199
DSV A/S	154	36,975
Security Description	Shares	Value
Genmab A/S (a)	107	$ 46,845
GN Store Nord A/S	161	11,169
Novo Nordisk A/S Class B	2,970	287,645
Novozymes A/S Class B	567	38,883
Orsted A/S (d)	576	76,200
Pandora A/S	205	24,922
Vestas Wind Systems A/S	1,947	78,140
		693,798
EGYPT — 0.0% (f)
Eastern Co SAE	25,254	19,663
FINLAND — 0.3%
Kesko Oyj Class B	466	16,116
Kone Oyj Class B	616	43,392
Neste Oyj	1,888	107,151
Nokia Oyj (a)(c)	1,312	7,236
Nokia Oyj (a)(c)	7,743	42,581
Nordea Bank Abp (b)(c)	4,865	62,894
Nordea Bank Abp (c)	134	1,746
Sampo Oyj Class A	1,149	57,140
Wartsila OYJ Abp	1,157	13,885
		352,141
FRANCE — 2.5%
Adevinta ASA (a)	1,076	18,490
Aeroports de Paris (a)	135	17,304
Airbus SE (a)	1,071	142,866
Alstom SA	622	23,680
Atos SE	287	15,350
AXA SA	4,131	115,310
BNP Paribas SA	1,858	119,381
Bollore SA	36	209
Bouygues SA	247	10,277
Bureau Veritas SA	796	24,641
Capgemini SE	280	58,460
Carrefour SA	905	16,304
CNP Assurances	379	6,029
Covivio REIT	163	13,756
Danone SA	1,193	81,644
Dassault Aviation SA	100	11,288
Dassault Systemes SE	830	43,734
Edenred	695	37,559
Eiffage SA	285	28,961
EssilorLuxottica SA	570	109,329
Faurecia SE (c)	56	2,654
Faurecia SE (c)	27	1,281
Gecina SA REIT	153	20,667
Getlink SE	1,591	24,957
Hermes International	55	76,268
Ipsen SA	107	10,238
Kering SA	152	108,515
Klepierre SA REIT (a)	837	18,858
Legrand SA	543	58,375
L'Oreal SA	523	216,298
LVMH Moet Hennessy Louis Vuitton SE	497	357,176
Orange SA	3,779	40,959

See accompanying notes to financial statements.
34

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Orpea SA	78	$ 9,103
Pernod Ricard SA	468	103,433
Publicis Groupe SA	470	31,735
Remy Cointreau SA	33	6,406
Renault SA (a)	514	18,404
Safran SA	602	76,508
Sanofi	2,035	195,941
Sartorius Stedim Biotech	22	12,333
Schneider Electric SE	1,109	184,951
SCOR SE	835	24,261
Societe Generale SA	1,437	45,291
Sodexo SA (a)	295	25,908
Teleperformance	93	36,657
Thales SA	294	28,676
Ubisoft Entertainment SA (a)	87	5,231
Unibail-Rodamco-Westfield REIT (a)	331	1,277
Unibail-Rodamco-Westfield REIT (a)	349	25,733
Valeo	101	2,839
Vinci SA	1,390	145,226
Vivendi SE	1,803	22,787
Worldline SA (a)(d)	375	28,688
		2,862,206
GERMANY — 2.2%
adidas AG	334	105,211
Allianz SE	897	202,551
Aroundtown SA	1,451	10,039
BASF SE	1,236	94,328
Bayer AG	1,724	93,917
Bayerische Motoren Werke AG	949	91,023
Beiersdorf AG	190	20,580
Brenntag SE	81	7,565
Carl Zeiss Meditec AG	83	15,973
Commerzbank AG (a)	1,261	8,411
Continental AG (a)	100	10,986
Daimler AG	1,929	171,516
Deutsche Bank AG (a)	3,511	44,915
Deutsche Boerse AG	296	48,198
Deutsche Post AG	1,397	88,206
Deutsche Telekom AG	6,406	129,152
Deutsche Wohnen SE	441	27,047
E.ON SE	3,532	43,259
Fresenius Medical Care AG & Co. KGaA	331	23,347
Fresenius SE & Co. KGaA	825	39,713
FUCHS PETROLUB SE Preference Shares	135	6,324
GEA Group AG	406	18,628
Hannover Rueck SE	51	8,946
HelloFresh SE (a)	294	27,245
Henkel AG & Co. KGaA Preference Shares	568	52,781
Henkel AG & Co. KGaA	192	16,589
Infineon Technologies AG	2,363	97,289
KION Group AG	128	11,995
Security Description	Shares	Value
Merck KGaA	227	$ 49,367
MTU Aero Engines AG	83	18,796
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	298	81,818
Porsche Automobil Holding SE Preference Shares	95	9,462
Puma SE	90	10,057
SAP SE	1,860	251,952
Sartorius AG Preference Shares	52	33,134
Siemens AG	1,540	253,296
Siemens Energy AG (a)	1,116	30,045
Siemens Healthineers AG (d)	288	18,752
Symrise AG	356	46,890
TeamViewer AG (a)(d)	171	5,032
Telefonica Deutschland Holding AG	1,400	3,988
United Internet AG	254	9,897
Vitesco Technologies Group AG Class A (a)	20	1,182
Volkswagen AG Preference Shares	462	103,682
Vonovia SE	785	47,217
Zalando SE (a)(d)	262	24,085
		2,514,386
GREECE — 0.0% (f)
OPAP SA	827	12,824
HONG KONG — 0.7%
AIA Group, Ltd.	21,000	242,651
China Youzan, Ltd. (a)	60,000	7,553
CK Asset Holdings, Ltd.	4,280	24,796
Hang Seng Bank, Ltd.	600	10,297
Henderson Land Development Co., Ltd.	2,632	10,092
HKT Trust & HKT, Ltd. Stapled Security	10,000	13,694
Hong Kong & China Gas Co., Ltd.	25,440	38,562
Hong Kong Exchanges & Clearing, Ltd.	2,033	125,302
Hongkong Land Holdings, Ltd.	3,600	17,280
Jardine Matheson Holdings, Ltd.	400	21,216
Link REIT	5,489	47,066
Melco Resorts & Entertainment, Ltd. ADR (a)	744	7,619
MTR Corp., Ltd.	3,932	21,214
Power Assets Holdings, Ltd.	8,500	50,009
Sino Biopharmaceutical, Ltd.	18,750	15,559
Sino Land Co., Ltd.	15,821	21,299
Sun Hung Kai Properties, Ltd.	3,500	43,791
Swire Properties, Ltd.	3,600	9,027
Techtronic Industries Co., Ltd.	2,500	49,810
Wharf Real Estate Investment Co., Ltd.	5,000	25,884
Xinyi Glass Holdings, Ltd.	2,000	5,986
		808,707

See accompanying notes to financial statements.
35

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
INDIA — 1.3%
Adani Enterprises, Ltd.	658	$ 13,014
Adani Green Energy, Ltd. (a)	1,098	16,961
Adani Ports & Special Economic Zone, Ltd.	2,340	23,262
Adani Total Gas, Ltd.	890	17,064
Adani Transmission, Ltd. (a)	501	10,519
Asian Paints, Ltd.	1,290	56,389
Avenue Supermarts, Ltd. (a)(d)	321	18,380
Axis Bank, Ltd. (a)	3,584	37,012
Bajaj Auto, Ltd.	128	6,609
Bajaj Finance, Ltd.	212	21,901
Bajaj Finserv, Ltd.	65	15,576
Bandhan Bank, Ltd. (d)	2,710	10,332
Berger Paints India, Ltd.	921	10,038
Bharti Airtel, Ltd.	5,221	48,413
Britannia Industries, Ltd.	272	14,471
Container Corp. Of India, Ltd.	1,242	11,785
Divi's Laboratories, Ltd.	178	11,507
DLF, Ltd.	3,321	18,666
Dr Reddy's Laboratories, Ltd.	140	9,205
Eicher Motors, Ltd.	109	4,097
Godrej Consumer Products, Ltd. (a)	610	8,464
HCL Technologies, Ltd.	2,324	40,062
Hero MotoCorp, Ltd.	252	9,616
Hindustan Unilever, Ltd.	1,634	59,476
Housing Development Finance Corp., Ltd.	2,219	82,339
ICICI Bank, Ltd. ADR	4,102	77,405
ICICI Bank, Ltd.	1,134	10,707
Indraprastha Gas, Ltd.	1,450	10,414
Indus Towers, Ltd.	1,742	7,245
Info Edge India, Ltd.	250	21,661
Infosys, Ltd. ADR	6,790	151,077
ITC, Ltd.	10,078	32,062
Kotak Mahindra Bank, Ltd.	658	17,778
Larsen & Toubro, Ltd. GDR	1,085	25,172
Mahindra & Mahindra, Ltd. GDR	456	4,925
Maruti Suzuki India, Ltd.	205	20,266
Motherson Sumi Systems, Ltd.	2,967	9,032
Nestle India, Ltd.	63	16,504
Petronet LNG, Ltd.	15,989	51,385
PI Industries, Ltd.	406	17,384
Pidilite Industries, Ltd.	368	11,809
Piramal Enterprises, Ltd.	466	16,296
Power Grid Corp. of India, Ltd.	4,658	11,917
REC, Ltd.	5,051	10,741
Reliance Industries, Ltd.	4,244	144,040
State Bank of India	2,379	14,519
Sun Pharmaceutical Industries, Ltd.	1,732	19,093
Tata Consultancy Services, Ltd.	1,784	90,742
Tata Consumer Products, Ltd.	1,853	20,310
Tata Motors, Ltd. (a)	5,066	22,751
Tech Mahindra, Ltd.	1,553	28,885
Security Description	Shares	Value
Titan Co., Ltd.	297	$ 8,650
United Spirits, Ltd. (a)	1,326	15,240
UPL, Ltd.	934	8,905
Wipro, Ltd. ADR	3,225	28,477
		1,500,550
INDONESIA — 0.2%
Astra International Tbk PT	85,100	32,702
Bank Central Asia Tbk PT	15,400	37,659
Bank Mandiri Persero Tbk PT	42,200	18,133
Bank Negara Indonesia Persero Tbk PT	32,300	12,130
Bank Rakyat Indonesia Persero Tbk PT	124,119	33,388
Barito Pacific Tbk PT	113,700	7,666
Charoen Pokphand Indonesia Tbk PT	28,600	12,839
Gudang Garam Tbk PT	6,200	14,100
Indofood CBP Sukses Makmur Tbk PT	17,700	10,326
Merdeka Copper Gold Tbk PT (a)	86,400	15,213
Telkom Indonesia Persero Tbk PT	201,700	52,002
Unilever Indonesia Tbk PT	29,800	8,224
		254,382
IRELAND — 0.1%
Flutter Entertainment PLC (a)(c)	148	29,348
Flutter Entertainment PLC (a)(c)	200	39,587
Kerry Group PLC Class A	278	37,374
Kingspan Group PLC	413	41,164
		147,473
ISRAEL — 0.4%
Azrieli Group, Ltd.	413	37,291
Bank Hapoalim BM	5,947	52,536
Bank Leumi Le-Israel BM	5,518	47,019
Check Point Software Technologies, Ltd. (a)	331	37,416
Elbit Systems, Ltd.	181	26,347
Israel Discount Bank, Ltd. Class A (a)	9,038	47,961
Mizrahi Tefahot Bank, Ltd.	935	31,590
Nice, Ltd. (a)	188	52,446
Teva Pharmaceutical Industries, Ltd. ADR (a)	628	6,117
Teva Pharmaceutical Industries, Ltd. (a)	2,001	19,674
Wix.com, Ltd. (a)	151	29,592
		387,989
ITALY — 0.6%
Amplifon SpA	319	15,232
Assicurazioni Generali SpA	3,447	73,466
Atlantia SpA (a)	1,785	33,875
Davide Campari-Milano NV	1,403	19,805
DiaSorin SpA	43	9,037

See accompanying notes to financial statements.
36

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Ferrari NV	255	$ 53,476
FinecoBank Banca Fineco SpA (a)	303	5,503
Infrastrutture Wireless Italiane SpA (d)	1,043	11,648
Intesa Sanpaolo SpA	27,238	77,451
Mediobanca Banca di Credito Finanziario SpA (a)	1,562	18,899
Moncler SpA	341	20,954
Nexi SpA (a)(d)	1,228	22,999
Poste Italiane SpA (d)	3,452	47,728
Snam SpA	15,020	83,486
Telecom Italia SpA	43,273	17,548
Terna - Rete Elettrica Nazionale	8,785	62,473
UniCredit SpA	3,811	50,793
		624,373
JAPAN — 6.2%
Advantest Corp.	300	26,968
Asahi Group Holdings, Ltd.	1,000	48,586
Asahi Intecc Co., Ltd.	300	8,255
Astellas Pharma, Inc.	3,900	64,403
Bandai Namco Holdings, Inc.	200	15,057
Brother Industries, Ltd.	800	17,689
Canon, Inc. (b)	2,600	63,861
Casio Computer Co., Ltd. (b)	800	13,315
Central Japan Railway Co.	300	48,062
Chiba Bank, Ltd.	1,100	7,187
Chugai Pharmaceutical Co., Ltd.	1,200	44,128
Concordia Financial Group, Ltd.	6,100	24,165
CyberAgent, Inc.	800	15,530
Daifuku Co., Ltd.	200	18,857
Dai-ichi Life Holdings, Inc.	2,200	48,762
Daiichi Sankyo Co., Ltd.	3,000	80,112
Daikin Industries, Ltd.	600	131,535
Daito Trust Construction Co., Ltd.	200	23,374
Daiwa House Industry Co., Ltd.	1,000	33,511
Daiwa Securities Group, Inc.	4,300	25,201
Denso Corp.	800	52,664
Dentsu Group, Inc.	600	23,150
East Japan Railway Co.	600	42,171
Eisai Co., Ltd.	600	45,150
FANUC Corp.	400	88,066
Fast Retailing Co., Ltd.	100	73,923
FUJIFILM Holdings Corp.	600	51,834
Fujitsu, Ltd.	300	54,609
GMO Payment Gateway, Inc.	100	12,709
Harmonic Drive Systems, Inc. (b)	200	9,680
Hisamitsu Pharmaceutical Co., Inc.	200	7,609
Hitachi, Ltd.	1,700	101,170
Honda Motor Co., Ltd.	2,700	83,607
Hoshizaki Corp.	100	9,124
Hoya Corp.	700	109,635
Iida Group Holdings Co., Ltd.	500	12,911
Isuzu Motors, Ltd.	1,500	19,803
Security Description	Shares	Value
ITOCHU Corp.	2,800	$ 82,237
Japan Exchange Group, Inc.	800	19,897
Japan Metropolitan Fund Invest REIT	10	9,617
Japan Post Bank Co., Ltd.	1,200	10,325
Japan Post Holdings Co., Ltd.	5,332	45,141
Japan Post Insurance Co., Ltd.	800	14,605
Japan Tobacco, Inc.	3,700	72,624
Kajima Corp.	2,600	33,603
Kansai Paint Co., Ltd.	700	17,441
Kao Corp.	800	47,717
KDDI Corp.	3,400	112,475
Keio Corp.	200	10,737
Keyence Corp.	300	180,148
Kikkoman Corp.	400	32,588
Kirin Holdings Co., Ltd.	1,500	27,896
Koito Manufacturing Co., Ltd.	100	6,041
Komatsu, Ltd.	1,700	41,062
Konami Holdings Corp.	300	18,902
Kose Corp.	100	11,992
Kubota Corp.	2,000	42,823
Kyocera Corp.	400	25,095
Kyowa Kirin Co., Ltd.	500	18,037
Lasertec Corp.	100	22,935
Lawson, Inc.	200	9,823
M3, Inc.	900	64,466
Makita Corp.	600	33,072
Marubeni Corp.	9,000	75,275
Medipal Holdings Corp.	200	3,780
Mercari, Inc. (a)(b)	200	11,042
MISUMI Group, Inc.	400	17,047
Mitsubishi Electric Corp.	3,800	53,028
Mitsubishi Estate Co., Ltd.	2,900	46,278
Mitsubishi HC Capital, Inc.	2,700	14,229
Mitsubishi Heavy Industries, Ltd.	600	16,262
Mitsubishi UFJ Financial Group, Inc.	25,300	149,181
Mitsui & Co., Ltd.	9,500	209,796
Mitsui Fudosan Co., Ltd.	2,000	47,815
Mizuho Financial Group, Inc.	5,370	76,261
MonotaRO Co., Ltd.	400	9,049
MS&AD Insurance Group Holdings, Inc.	1,000	33,663
Murata Manufacturing Co., Ltd.	800	71,414
Nabtesco Corp.	200	7,618
NEC Corp.	700	38,082
Nexon Co., Ltd.	800	12,956
Nidec Corp.	800	89,052
Nintendo Co., Ltd.	200	97,352
Nippon Building Fund, Inc. REIT	2	12,996
Nippon Paint Holdings Co., Ltd.	2,300	25,087
Nippon Telegraph & Telephone Corp.	2,400	66,359
Nissan Chemical Corp.	400	23,446
Nitori Holdings Co., Ltd.	100	19,816
Nitto Denko Corp.	200	14,304

See accompanying notes to financial statements.
37

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Nomura Holdings, Inc.	8,000	$ 39,693
Nomura Research Institute, Ltd.	900	33,395
NTT Data Corp.	1,900	36,868
Obayashi Corp.	2,800	23,313
Obic Co., Ltd.	100	19,153
Olympus Corp.	2,400	52,840
Omron Corp.	500	49,742
Ono Pharmaceutical Co., Ltd.	600	13,729
Oriental Land Co., Ltd.	300	48,747
ORIX Corp.	2,400	45,387
Otsuka Holdings Co., Ltd.	600	25,742
Pan Pacific International Holdings Corp.	300	6,233
Panasonic Corp.	3,200	39,866
PeptiDream, Inc. (a)	100	3,262
Persol Holdings Co., Ltd.	600	15,111
Pigeon Corp.	200	4,661
Pola Orbis Holdings, Inc.	600	13,863
Rakuten Group, Inc.	2,900	28,097
Recruit Holdings Co., Ltd.	2,500	153,081
Renesas Electronics Corp. (a)	1,900	23,772
Resona Holdings, Inc.	9,900	39,822
Ricoh Co., Ltd.	1,800	18,520
Rohm Co., Ltd.	100	9,536
Ryohin Keikaku Co., Ltd.	500	11,203
Santen Pharmaceutical Co., Ltd.	800	11,300
SBI Holdings, Inc. (b)	900	22,271
Secom Co., Ltd.	600	43,574
Seiko Epson Corp.	900	18,222
Sekisui House, Ltd.	1,800	37,936
Seven & i Holdings Co., Ltd.	1,200	54,690
SG Holdings Co., Ltd.	500	14,251
Shimadzu Corp.	600	26,431
Shimano, Inc.	100	29,487
Shimizu Corp.	2,700	20,400
Shin-Etsu Chemical Co., Ltd.	700	118,575
Shionogi & Co., Ltd.	400	27,440
Shiseido Co., Ltd.	800	54,041
Shizuoka Bank, Ltd.	2,500	20,636
SMC Corp.	100	62,810
Softbank Corp. (b)	3,300	44,794
SoftBank Group Corp.	2,300	133,578
Sohgo Security Services Co., Ltd.	300	13,578
Sompo Holdings, Inc.	700	30,622
Sony Group Corp.	2,300	256,747
Square Enix Holdings Co., Ltd.	200	10,665
Subaru Corp.	700	13,040
Sumitomo Corp.	3,400	48,193
Sumitomo Dainippon Pharma Co., Ltd.	900	16,117
Sumitomo Metal Mining Co., Ltd.	600	21,860
Sumitomo Mitsui Financial Group, Inc.	3,000	106,045
Sumitomo Mitsui Trust Holdings, Inc.	600	20,741
Security Description	Shares	Value
Sumitomo Realty & Development Co., Ltd.	600	$ 21,978
Suzuki Motor Corp.	400	17,907
Sysmex Corp.	400	49,940
T&D Holdings, Inc.	800	11,106
Taisei Corp.	600	19,359
Taisho Pharmaceutical Holdings Co., Ltd.	100	5,853
Takeda Pharmaceutical Co., Ltd.	3,120	103,436
TDK Corp.	300	10,876
Terumo Corp.	1,000	47,367
Toho Gas Co., Ltd.	400	17,477
Tokio Marine Holdings, Inc.	1,000	53,964
Tokyo Century Corp.	200	11,347
Tokyo Electron, Ltd.	300	133,551
Tokyu Corp.	1,000	14,932
Toshiba Corp.	700	29,581
TOTO, Ltd.	600	28,662
Toyota Industries Corp.	200	16,491
Toyota Motor Corp.	18,500	331,616
Toyota Tsusho Corp.	1,000	42,617
Trend Micro, Inc.	400	22,299
Unicharm Corp.	600	26,613
Welcia Holdings Co., Ltd.	200	7,188
Yakult Honsha Co., Ltd.	400	20,291
Yamaha Corp.	400	25,274
Yaskawa Electric Corp.	600	29,039
Yokogawa Electric Corp.	1,100	19,313
Z Holdings Corp.	6,100	39,238
ZOZO, Inc.	200	7,520
		7,007,375
KUWAIT — 0.1%
Agility Public Warehousing Co. KSC	9,744	31,823
Kuwait Finance House KSCP	6,300	17,171
Mobile Telecommunications Co. KSCP	10,029	19,918
National Bank of Kuwait SAKP	14,731	46,547
		115,459
LUXEMBOURG — 0.0% (f)
Eurofins Scientific SE	142	18,241
Reinet Investments SCA	496	9,334
		27,575
MACAU — 0.0% (f)
Galaxy Entertainment Group, Ltd. (a)	3,000	15,415
Sands China, Ltd. (a)	6,400	13,154
Wynn Macau, Ltd. (a)(b)	800	670
		29,239
MALAYSIA — 0.2%
Dialog Group Bhd	102,700	58,630
Genting Malaysia Bhd	17,700	12,683
Hartalega Holdings Bhd	3,300	4,848
Malayan Banking Bhd	7,298	14,033

See accompanying notes to financial statements.
38

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Petronas Dagangan Bhd	10,600	$ 48,411
PPB Group Bhd	1,600	7,017
Public Bank Bhd	30,300	29,457
Supermax Corp. Bhd	7,017	4,006
Top Glove Corp. Bhd	8,100	5,572
		184,657
MEXICO — 0.2%
America Movil SAB de CV Series L	42,824	38,062
Coca-Cola Femsa SAB de CV	2,801	15,859
Fibra Uno Administracion SA de CV REIT	6,750	7,688
Fomento Economico Mexicano SAB de CV	3,301	28,798
Grupo Aeroportuario del Pacifico SAB de CV Class B (a)	1,536	17,943
Grupo Aeroportuario del Sureste SAB de CV Class B	979	18,383
Grupo Financiero Banorte SAB de CV Series O	4,372	28,212
Grupo Mexico SAB de CV Class B	6,400	25,666
Grupo Televisa SAB Series CPO	3,900	8,641
Promotora y Operadora de Infraestructura SAB de CV	976	6,797
Wal-Mart de Mexico SAB de CV	10,719	36,590
		232,639
NETHERLANDS — 1.1%
Adyen NV (a)(d)	31	86,765
Aegon NV	5,072	26,258
Akzo Nobel NV	397	43,424
Argenx SE (a)	78	23,458
ASM International NV	56	21,950
ASML Holding NV	737	551,693
Heineken NV	342	35,752
ING Groep NV (b)	6,311	91,924
Koninklijke Ahold Delhaize NV	1,277	42,527
Koninklijke DSM NV	431	86,290
Koninklijke KPN NV	3,510	11,044
Koninklijke Philips NV	1,764	78,382
Koninklijke Vopak NV	630	24,825
NN Group NV	632	33,158
Randstad NV (b)	282	18,988
Universal Music Group NV (a)	1,803	48,301
Wolters Kluwer NV	312	33,115
		1,257,854
NEW ZEALAND — 0.1%
Fisher & Paykel Healthcare Corp., Ltd.	450	9,934
Meridian Energy, Ltd.	7,203	24,497
Xero, Ltd. (a)	222	22,290
		56,721
NORWAY — 0.3%
DNB Bank ASA	4,344	99,503
Security Description	Shares	Value
Gjensidige Forsikring ASA	2,765	$ 61,386
Mowi ASA	2,542	64,677
Orkla ASA	5,270	48,430
Schibsted ASA Class B	593	25,257
Telenor ASA	4,577	77,234
		376,487
PERU — 0.1%
Southern Copper Corp.	1,039	58,329
PHILIPPINES — 0.0% (f)
Ayala Land, Inc.	15,480	10,166
BDO Unibank, Inc.	6,280	13,616
International Container Terminal Services, Inc.	3,420	13,074
SM Prime Holdings, Inc.	17,000	10,915
		47,771
POLAND — 0.1%
Allegro.eu SA (a)(d)	661	9,629
Bank Polska Kasa Opieki SA	683	17,723
CD Projekt SA	206	9,949
LPP SA	1	3,727
Powszechna Kasa Oszczednosci Bank Polski SA (a)	1,634	17,380
Powszechny Zaklad Ubezpieczen SA	2,301	21,149
		79,557
PORTUGAL — 0.0% (f)
Jeronimo Martins SGPS SA	883	17,612
QATAR — 0.1%
Barwa Real Estate Co.	26,939	23,291
Industries Qatar QSC	7,099	30,124
Mesaieed Petrochemical Holding Co.	54,086	33,527
Qatar National Bank QPSC	4,058	21,343
		108,285
ROMANIA — 0.0% (f)
NEPI Rockcastle PLC	2,089	14,515
RUSSIA — 0.5%
Alrosa PJSC (a)	30,503	55,679
Coca-Cola HBC AG (a)	235	7,601
Magnit PJSC GDR	1,362	22,950
Mail.Ru Group, Ltd. GDR (a)	458	9,426
Mobile TeleSystems PJSC ADR	3,579	34,501
Moscow Exchange MICEX (a)	29,855	71,343
Ozon Holdings PLC ADR (a)	328	16,548
Polymetal International PLC	1,397	23,696
Polyus PJSC GDR	234	19,235
Sberbank of Russia PJSC ADR	8,626	162,341
TCS Group Holding PLC GDR	275	25,245
VTB Bank PJSC GDR	6,489	8,968
Yandex NV Class A (a)(b)	733	58,413
		515,946

See accompanying notes to financial statements.
39

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
SAUDI ARABIA — 0.6%
Abdullah Al Othaim Markets Co.	262	$ 7,866
Advanced Petrochemical Co.	471	9,418
Al Rajhi Bank	2,561	83,712
Arab National Bank	2,130	13,039
Bank AlBilad (a)	1,382	15,070
Bank Al-Jazira	2,029	9,965
Banque Saudi Fransi	2,301	25,582
Dar Al Arkan Real Estate Development Co. (a)	6,467	17,760
Delivery Hero SE (a)(d)	304	38,914
Dr Sulaiman Al Habib Medical Services Group Co.	253	11,737
Emaar Economic City (a)	8,387	29,740
Etihad Etisalat Co.	2,188	18,201
National Petrochemical Co.	2,137	28,488
Riyad Bank	4,278	30,796
SABIC Agri-Nutrients Co.	1,388	64,021
Saudi Arabian Mining Co. (a)	943	21,069
Saudi British Bank	2,189	19,347
Saudi National Bank	6,004	98,287
Saudi Telecom Co.	1,782	60,339
Yanbu National Petrochemical Co.	1,893	35,935
		639,286
SINGAPORE — 0.2%
Ascendas Real Estate Investment Trust	4,600	10,165
CapitaLand Integrated Commercial Trust REIT	11,100	16,598
City Developments, Ltd.	2,932	14,924
DBS Group Holdings, Ltd.	2,492	55,655
Genting Singapore, Ltd.	26,700	14,160
Keppel Corp., Ltd.	4,000	15,380
Oversea-Chinese Banking Corp., Ltd.	4,551	38,551
Singapore Telecommunications, Ltd.	31,629	57,312
United Overseas Bank, Ltd.	1,154	21,973
UOL Group, Ltd.	992	5,013
		249,731
SOUTH AFRICA — 0.3%
Absa Group, Ltd.	1,120	11,365
Anglo American Platinum, Ltd.	127	11,011
Aspen Pharmacare Holdings, Ltd.	467	8,410
Bid Corp., Ltd. (a)	351	7,526
Capitec Bank Holdings, Ltd.	96	11,607
Discovery, Ltd. (a)	1,658	15,085
FirstRand, Ltd.	10,641	45,627
Gold Fields, Ltd.	1,087	8,907
Growthpoint Properties, Ltd. REIT	15,888	15,101
Impala Platinum Holdings, Ltd.	924	10,543
Kumba Iron Ore, Ltd.	365	12,032
MTN Group, Ltd. (a)	3,285	30,865
Security Description	Shares	Value
Naspers, Ltd. Class N	403	$ 66,768
Nedbank Group, Ltd.	1,278	14,871
Northam Platinum Holdings, Ltd. (a)	1,139	13,576
Old Mutual, Ltd. (b)	15,899	17,407
Sanlam, Ltd.	5,709	24,255
Standard Bank Group, Ltd.	3,364	32,014
		356,970
SOUTH KOREA — 1.6%
Alteogen, Inc. (a)	132	8,094
Amorepacific Corp.	87	13,116
AMOREPACIFIC Group	217	8,990
BGF retail Co., Ltd.	64	9,216
Celltrion Healthcare Co., Ltd. (a)	107	9,887
Celltrion Pharm, Inc. (a)	27	3,336
Celltrion, Inc. (a)	180	39,451
Cheil Worldwide, Inc.	476	9,166
CJ CheilJedang Corp.	34	11,759
CJ ENM Co., Ltd.	118	15,089
Coway Co., Ltd.	190	11,907
DB Insurance Co., Ltd.	214	11,495
Doosan Bobcat, Inc. (a)	233	7,882
Doosan Heavy Industries & Construction Co., Ltd. (a)	980	17,009
Fila Holdings Corp.	80	2,882
GS Engineering & Construction Corp.	439	15,851
Hana Financial Group, Inc.	620	24,297
HLB, Inc. (a)	194	9,258
HMM Co., Ltd. (a)	244	6,945
Hotel Shilla Co., Ltd.	162	11,849
Hyundai Heavy Industries Holdings Co., Ltd.	515	28,142
Hyundai Mobis Co., Ltd.	162	34,617
Hyundai Motor Co.	182	30,743
Hyundai Motor Co. Preference Shares	216	17,422
Industrial Bank of Korea	1,170	10,376
Kakao Corp.	580	57,804
Kangwon Land, Inc. (a)	478	11,567
KB Financial Group, Inc.	729	34,049
Kia Corp.	464	31,822
Korea Aerospace Industries, Ltd.	358	9,978
Korea Investment Holdings Co., Ltd.	109	7,945
Korea Shipbuilding & Offshore Engineering Co., Ltd. (a)	116	9,993
KT&G Corp.	565	38,748
LG Chem, Ltd.	51	33,426
LG Chem, Ltd. Preference Shares	60	19,029
LG Electronics, Inc.	226	24,337
LG Household & Health Care, Ltd.	15	16,938
LG Household & Health Care, Ltd. Preference Shares	19	10,302

See accompanying notes to financial statements.
40

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
NAVER Corp.	206	$ 67,507
NCSoft Corp.	28	14,260
Netmarble Corp. (d)	62	6,179
NH Investment & Securities Co., Ltd.	1,329	14,480
Orion Corp/Republic of Korea	74	7,344
S-1 Corp.	92	6,496
Samsung Biologics Co., Ltd. (a)(d)	38	28,051
Samsung C&T Corp.	186	19,401
Samsung Electronics Co., Ltd. Preference Shares	1,475	86,706
Samsung Electronics Co., Ltd.	8,259	516,885
Samsung Engineering Co., Ltd. (a)	1,421	30,664
Samsung Fire & Marine Insurance Co., Ltd.	96	19,054
Samsung Life Insurance Co., Ltd.	142	8,803
Samsung SDI Co., Ltd.	110	66,706
Samsung SDS Co., Ltd.	105	14,234
Seegene, Inc.	140	7,177
Shin Poong Pharmaceutical Co., Ltd.	117	5,652
Shinhan Financial Group Co., Ltd.	765	26,103
Shinsegae, Inc.	37	8,234
SK Hynix, Inc.	971	84,471
SK Telecom Co., Ltd. (a)	105	28,733
SK, Inc.	211	47,760
Woori Financial Group, Inc.	665	6,543
		1,796,160
SPAIN — 0.7%
Aena SME SA (a)(d)	236	40,835
Amadeus IT Group SA (a)	895	58,999
Banco Bilbao Vizcaya Argentaria SA (a)(b)	12,206	80,874
Banco Santander SA (c)	30,921	112,399
Banco Santander SA (a)(c)	1,959	6,755
CaixaBank SA	5,893	18,331
Cellnex Telecom SA (d)	702	43,364
Enagas SA (b)	4,233	94,217
Ferrovial SA	1,425	41,667
Grifols SA	332	8,111
Iberdrola SA	4,590	46,195
Industria de Diseno Textil SA	2,198	81,057
Red Electrica Corp. SA	2,631	52,782
Siemens Gamesa Renewable Energy SA (a)	501	12,786
Telefonica SA	12,231	57,367
		755,739
SWEDEN — 0.9%
Alfa Laval AB	709	26,630
Assa Abloy AB Class B	2,426	70,906
Atlas Copco AB Class A	226	13,748
Atlas Copco AB Class B	1,596	81,820
Security Description	Shares	Value
Boliden AB (a)	1,904	$ 61,439
Embracer Group AB (a)	840	8,094
Epiroc AB Class A	1,171	24,361
EQT AB	537	22,466
Evolution AB (d)	317	48,359
Fastighets AB Balder Class B (a)	162	9,774
H & M Hennes & Mauritz AB Class B (a)	1,662	33,884
Hexagon AB Class B	3,157	49,059
Husqvarna AB Class B	1,264	15,178
ICA Gruppen AB	384	17,649
Industrivarden AB Class C	889	27,640
Investor AB Class B	5,348	115,622
Kinnevik AB Class B (a)	935	33,040
Nibe Industrier AB Class B	3,264	41,282
Sandvik AB	2,191	50,389
Securitas AB Class B	397	6,310
Sinch AB (a)(d)	750	14,668
Skandinaviska Enskilda Banken AB Class A	1,218	17,250
Skanska AB Class B	964	24,319
Svenska Cellulosa AB SCA Class B	1,262	19,676
Svenska Handelsbanken AB Class A	919	10,328
Swedish Match AB	1,953	17,113
Tele2 AB Class B (b)	512	7,599
Telefonaktiebolaget LM Ericsson Class B (b)	5,079	57,533
Telia Co. AB	7,492	30,936
Volvo AB Class B	3,474	78,251
		1,035,323
SWITZERLAND — 2.3%
ABB, Ltd.	2,927	98,492
Adecco Group AG	487	24,547
Alcon, Inc.	753	61,380
Chocoladefabriken Lindt & Spruengli AG	3	33,510
Cie Financiere Richemont SA	994	103,806
Credit Suisse Group AG	4,481	44,644
EMS-Chemie Holding AG	17	16,110
Geberit AG	83	61,304
Givaudan SA	24	109,651
Julius Baer Group, Ltd.	276	18,438
Kuehne + Nagel International AG	65	22,255
Logitech International SA	161	14,370
Lonza Group AG	80	60,168
Nestle SA	4,990	602,855
Novartis AG	3,767	310,252
Partners Group Holding AG	26	40,874
Roche Holding AG	1,222	447,942
Schindler Holding AG	55	14,811
SGS SA	11	32,144
Sika AG (b)	388	123,448
Sonova Holding AG	47	17,896
STMicroelectronics NV	1,076	47,094

See accompanying notes to financial statements.
41

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Straumann Holding AG	11	$ 19,852
Swatch Group AG	470	24,285
Swiss Life Holding AG	16	8,121
Swisscom AG	34	19,587
Temenos AG	83	11,309
UBS Group AG	6,326	101,721
Vifor Pharma AG	114	14,848
Zurich Insurance Group AG	297	122,130
		2,627,844
TAIWAN — 1.7%
Accton Technology Corp.	1,000	9,440
Acer, Inc.	11,000	9,772
ASE Technology Holding Co., Ltd.	3,000	11,737
Asustek Computer, Inc.	2,000	23,366
Catcher Technology Co., Ltd.	1,000	6,012
Cathay Financial Holding Co., Ltd.	36,962	76,815
Chailease Holding Co., Ltd.	2,518	22,233
China Development Financial Holding Corp.	71,000	36,188
China Life Insurance Co., Ltd.	6,704	6,978
Chunghwa Telecom Co., Ltd.	7,000	27,763
CTBC Financial Holding Co., Ltd.	45,359	37,283
Delta Electronics, Inc.	4,000	36,180
E.Sun Financial Holding Co., Ltd.	16,977	16,026
First Financial Holding Co., Ltd.	13,130	10,627
Fubon Financial Holding Co., Ltd.	33,000	90,849
Giant Manufacturing Co., Ltd.	1,000	11,432
Globalwafers Co., Ltd.	1,000	28,535
Hiwin Technologies Corp.	1,220	13,553
Hon Hai Precision Industry Co., Ltd.	15,656	59,004
Hotai Motor Co., Ltd.	1,000	20,998
MediaTek, Inc.	3,000	97,450
Mega Financial Holding Co., Ltd.	23,922	27,519
Nanya Technology Corp.	3,000	7,096
Novatek Microelectronics Corp.	1,000	14,716
Oneness Biotech Co., Ltd. (a)	1,000	6,640
Phison Electronics Corp.	1,000	13,532
President Chain Store Corp.	1,000	10,050
Realtek Semiconductor Corp.	1,000	17,785
Sea, Ltd. ADR (a)	100	31,873
Shin Kong Financial Holding Co., Ltd.	67,369	22,512
SinoPac Financial Holdings Co., Ltd.	65,160	32,509
Taishin Financial Holding Co., Ltd.	52,316	33,988
Taiwan Cooperative Financial Holding Co., Ltd.	26,895	21,334
Taiwan Mobile Co., Ltd.	1,000	3,550
Security Description	Shares	Value
Taiwan Semiconductor Manufacturing Co., Ltd.	43,000	$ 895,174
Uni-President Enterprises Corp.	17,000	41,676
United Microelectronics Corp.	21,000	48,240
Walsin Technology Corp. (a)	1,000	5,492
Winbond Electronics Corp.	10,000	9,512
Yageo Corp.	1,198	19,028
Yuanta Financial Holding Co., Ltd.	37,555	33,295
		1,947,762
THAILAND — 0.2%
Advanced Info Service PCL	1,500	8,689
Airports of Thailand PCL	17,300	31,190
Asset World Corp. PCL (a)	80,200	11,046
Bangkok Commercial Asset Management PCL	10,800	5,873
Bangkok Dusit Medical Services PCL NVDR	14,600	9,838
Bangkok Dusit Medical Services PCL Class F	17,600	11,860
Bangkok Expressway & Metro PCL	41,000	10,603
Bangkok Expressway & Metro PCL NVDR	45,000	11,637
Bumrungrad Hospital PCL	2,500	10,455
Carabao Group PCL Class F	2,500	8,867
Central Pattana PCL	4,700	7,362
Central Retail Corp. PCL	9,800	9,703
CP ALL PCL	9,064	17,011
Delta Electronics Thailand PCL	700	9,724
Intouch Holdings PCL Class F	4,800	11,420
Krung Thai Bank PCL	63,100	20,514
Land & Houses PCL	79,200	18,609
Minor International PCL NVDR (a)	9,103	8,475
Osotspa PCL	6,100	6,130
Siam Commercial Bank PCL NVDR	2,500	9,014
Siam Commercial Bank PCL	3,600	12,981
		251,001
TURKEY — 0.1%
Akbank T.A.S.	29,364	17,616
BIM Birlesik Magazalar A/S	862	6,200
Turkiye Garanti Bankasi A/S	19,525	20,307
Turkiye Is Bankasi A/S Class C	7,090	4,142
		48,265
UNITED ARAB EMIRATES — 0.1%
Aldar Properties PJSC	6,183	6,868
Emaar Properties PJSC	12,595	13,990
Emirates NBD Bank PJSC	4,589	17,740
Emirates Telecommunications Group Co. PJSC	7,698	50,340
First Abu Dhabi Bank PJSC	8,455	40,927
		129,865

See accompanying notes to financial statements.
42

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
UNITED KINGDOM — 3.5%
3i Group PLC	2,906	$ 50,213
Abrdn PLC	7,366	25,386
Admiral Group PLC	240	10,058
Ashtead Group PLC	896	68,211
AstraZeneca PLC ADR	747	44,865
AstraZeneca PLC	2,301	277,927
Aviva PLC	11,892	63,481
BAE Systems PLC	4,907	37,396
Barclays PLC	31,519	80,577
Barratt Developments PLC	2,345	20,881
Berkeley Group Holdings PLC	314	18,468
British American Tobacco PLC ADR (b)	4,301	151,739
British Land Co. PLC REIT	3,915	26,141
BT Group PLC (a)	13,465	29,012
Bunzl PLC	829	27,442
Burberry Group PLC	994	24,326
CNH Industrial NV	1,819	30,989
Coca-Cola European Partners PLC	405	22,392
Compass Group PLC (a)	3,708	76,195
Croda International PLC	342	39,399
DCC PLC	290	24,235
Diageo PLC	4,238	206,058
Direct Line Insurance Group PLC	2,399	9,368
Entain PLC (a)	1,134	32,568
Experian PLC	1,888	79,145
GlaxoSmithKline PLC	9,166	173,471
Halma PLC	293	11,228
Hargreaves Lansdown PLC	297	5,733
HSBC Holdings PLC	34,104	179,361
Imperial Brands PLC	2,115	44,445
Informa PLC (a)	2,955	21,890
Intertek Group PLC	384	25,769
J Sainsbury PLC	3,351	12,895
JD Sports Fashion PLC	1,213	17,149
Johnson Matthey PLC	871	31,533
Just Eat Takeaway.com NV (a)(d)	164	11,982
Kingfisher PLC	3,366	15,272
Land Securities Group PLC REIT	3,707	34,838
Legal & General Group PLC	16,983	64,369
Liberty Global PLC Class A (a)	451	13,440
Liberty Global PLC Class C (a)	700	20,622
Linde PLC	798	234,117
Lloyds Banking Group PLC	147,368	92,536
London Stock Exchange Group PLC	552	55,450
M&G PLC	7,936	21,786
Melrose Industries PLC	8,812	20,680
National Grid PLC	9,921	118,333
Natwest Group PLC	7,921	24,020
Next PLC	214	23,695
Ocado Group PLC (a)	708	15,871
Security Description	Shares	Value
Pearson PLC	1,574	$ 15,107
Persimmon PLC	780	28,060
Phoenix Group Holdings PLC	962	8,374
Prudential PLC	4,965	97,406
Reckitt Benckiser Group PLC	1,431	112,489
RELX PLC (c)	2,887	83,576
RELX PLC (c)	1,182	34,247
Rentokil Initial PLC	1,888	14,857
Rolls-Royce Holdings PLC (a)	17,779	33,595
Sage Group PLC	1,120	10,716
Segro PLC REIT	2,168	34,932
Severn Trent PLC	1,765	61,971
Smith & Nephew PLC	1,896	32,902
Smiths Group PLC	1,413	27,454
Spirax-Sarco Engineering PLC	58	11,707
St James's Place PLC	932	18,938
Standard Chartered PLC	3,848	22,622
Taylor Wimpey PLC	10,296	21,629
Tesco PLC	13,576	46,367
Unilever PLC	4,817	260,125
United Utilities Group PLC	5,190	67,768
Vodafone Group PLC	53,848	82,263
Whitbread PLC (a)	701	31,343
WPP PLC	2,937	39,621
		3,965,026
UNITED STATES — 58.8%
10X Genomics, Inc. Class A (a)	128	18,634
3M Co.	1,034	181,384
A.O. Smith Corp.	477	29,130
Abbott Laboratories	3,114	367,857
AbbVie, Inc.	3,237	349,175
ABIOMED, Inc. (a)	107	34,831
Accenture PLC Class A	1,178	376,866
Activision Blizzard, Inc.	1,246	96,428
Adobe, Inc. (a)	752	432,941
Advance Auto Parts, Inc.	17	3,551
Advanced Micro Devices, Inc. (a)	2,013	207,138
Aflac, Inc.	1,657	86,379
Agilent Technologies, Inc.	709	111,689
AGNC Investment Corp. REIT	2,676	42,200
Air Products & Chemicals, Inc.	100	25,611
Airbnb, Inc. Class A (a)	200	33,550
Akamai Technologies, Inc. (a)	239	24,997
Albemarle Corp.	340	74,450
Alexandria Real Estate Equities, Inc. REIT	143	27,323
Align Technology, Inc. (a)	143	95,156
Allegion PLC	260	34,367
Allstate Corp.	726	92,427
Ally Financial, Inc.	386	19,705
Alnylam Pharmaceuticals, Inc. (a)	161	30,398
Alphabet, Inc. Class A (a)	532	1,422,313
Alphabet, Inc. Class C (a)	521	1,388,626
Altria Group, Inc.	3,914	178,165
Amazon.com, Inc. (a)	738	2,424,359

See accompanying notes to financial statements.
43

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Amcor PLC	3,249	$ 37,656
AMERCO	52	33,594
American Express Co.	1,175	196,848
American Financial Group, Inc.	100	12,583
American International Group, Inc.	1,955	107,310
American Tower Corp. REIT	733	194,546
American Water Works Co., Inc.	1,011	170,899
Ameriprise Financial, Inc.	252	66,558
AmerisourceBergen Corp.	271	32,371
AMETEK, Inc.	476	59,029
Amgen, Inc.	983	209,035
Amphenol Corp. Class A	898	65,761
Analog Devices, Inc.	929	155,589
Annaly Capital Management, Inc. REIT	4,951	41,687
ANSYS, Inc. (a)	65	22,129
Anthem, Inc.	377	140,546
Aon PLC Class A	427	122,024
Apollo Global Management, Inc. (b)	196	12,072
Apple, Inc.	28,987	4,101,660
Applied Materials, Inc.	1,676	215,751
Aptiv PLC (a)	503	74,932
Aramark	300	9,858
Arch Capital Group, Ltd. (a)	577	22,030
Arista Networks, Inc. (a)	71	24,398
Arrow Electronics, Inc. (a)	106	11,903
Arthur J Gallagher & Co.	290	43,108
Assurant, Inc.	101	15,933
AT&T, Inc.	13,453	363,366
Athene Holding, Ltd. Class A (a)	271	18,664
Atmos Energy Corp.	946	83,437
Autodesk, Inc. (a)	413	117,775
Automatic Data Processing, Inc.	796	159,136
AutoZone, Inc. (a)	34	57,732
Avalara, Inc. (a)	90	15,729
AvalonBay Communities, Inc. REIT	312	69,152
Avantor, Inc. (a)	1,007	41,186
Avery Dennison Corp.	229	47,451
Baker Hughes Co.	3,866	95,606
Ball Corp.	801	72,066
Bank of America Corp.	13,504	573,245
Bank of New York Mellon Corp.	1,527	79,160
Bath & Body Works, Inc.	400	25,212
Bausch Health Cos., Inc. (a)	375	10,455
Baxter International, Inc.	807	64,907
Becton Dickinson and Co.	514	126,351
Bentley Systems, Inc. Class B	300	18,192
Berkshire Hathaway, Inc. Class B (a)	2,239	611,113
Best Buy Co., Inc.	476	50,318
Biogen, Inc. (a)	234	66,220
BioMarin Pharmaceutical, Inc. (a)	227	17,545
Bio-Techne Corp.	100	48,457
Security Description	Shares	Value
Black Knight, Inc. (a)	100	$ 7,200
BlackRock, Inc.	254	213,020
Blackstone, Inc.	1,098	127,741
Boeing Co. (a)	932	204,984
Booking Holdings, Inc. (a)	83	197,031
Booz Allen Hamilton Holding Corp.	100	7,935
BorgWarner, Inc.	253	10,932
Boston Properties, Inc. REIT	306	33,155
Boston Scientific Corp. (a)	2,628	114,029
Bristol-Myers Squibb Co.	4,299	254,372
Broadcom, Inc.	788	382,125
Broadridge Financial Solutions, Inc.	205	34,161
Brookfield Renewable Corp. Class A	900	34,953
Brown-Forman Corp. Class B	620	41,546
Burlington Stores, Inc. (a)	152	43,103
C.H. Robinson Worldwide, Inc.	72	6,264
Cadence Design Systems, Inc. (a)	376	56,941
Caesars Entertainment, Inc. (a)	400	44,912
Camden Property Trust REIT	180	26,545
Capital One Financial Corp.	636	103,013
Cardinal Health, Inc.	619	30,616
Carlyle Group, Inc.	286	13,522
CarMax, Inc. (a)	170	21,753
Carnival Corp. (a)	400	10,004
Carrier Global Corp.	1,750	90,580
Carvana Co. (a)(b)	128	38,597
Catalent, Inc. (a)	264	35,130
Caterpillar, Inc.	915	175,653
Cboe Global Markets, Inc.	231	28,612
CBRE Group, Inc. Class A (a)	735	71,560
CDW Corp.	253	46,051
Celanese Corp.	128	19,282
Centene Corp. (a)	883	55,020
Ceridian HCM Holding, Inc. (a)	128	14,415
Cerner Corp.	727	51,268
Charles River Laboratories International, Inc. (a)	100	41,267
Charles Schwab Corp.	2,357	171,684
Charter Communications, Inc. Class A (a)	250	181,890
Cheniere Energy, Inc. (a)	862	84,192
Chevron Corp.	396	40,174
Chewy, Inc. Class A (a)(b)	128	8,718
Chipotle Mexican Grill, Inc. (a)	54	98,146
Chubb, Ltd.	800	138,784
Church & Dwight Co., Inc.	441	36,413
Cigna Corp.	546	109,287
Cincinnati Financial Corp.	269	30,725
Cintas Corp.	214	81,461
Cisco Systems, Inc.	7,586	412,906
Citigroup, Inc.	4,057	284,720
Citizens Financial Group, Inc.	1,320	62,014
Citrix Systems, Inc.	159	17,072

See accompanying notes to financial statements.
44

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Clarivate PLC (a)	600	$ 13,140
Clorox Co.	198	32,791
Cloudflare, Inc. Class A (a)	358	40,329
CME Group, Inc.	613	118,542
Coca-Cola Co.	7,888	413,883
Cognex Corp.	205	16,445
Cognizant Technology Solutions Corp. Class A	1,128	83,709
Colgate-Palmolive Co.	1,643	124,178
Comcast Corp. Class A	7,777	434,968
Conagra Brands, Inc.	699	23,675
Consolidated Edison, Inc.	1,408	102,207
Constellation Brands, Inc. Class A	440	92,704
Cooper Cos., Inc.	38	15,706
Copart, Inc. (a)	477	66,169
Corning, Inc.	1,464	53,421
Corteva, Inc.	1,398	58,828
CoStar Group, Inc. (a)	820	70,569
Costco Wholesale Corp.	864	388,238
Coupa Software, Inc. (a)	90	19,726
Crowdstrike Holdings, Inc. Class A (a)	294	72,259
Crown Castle International Corp. REIT	733	127,044
Crown Holdings, Inc.	100	10,078
CSX Corp.	4,236	125,979
Cummins, Inc.	261	58,610
CVS Health Corp.	2,328	197,554
CyberArk Software, Ltd. (a)	100	15,782
D.R. Horton, Inc.	421	35,351
Danaher Corp.	1,174	357,413
Darden Restaurants, Inc.	205	31,051
Datadog, Inc. Class A (a)	279	39,437
DaVita, Inc. (a)	136	15,811
Deere & Co.	545	182,613
Dell Technologies, Inc. Class C (a)	514	53,477
DENTSPLY SIRONA, Inc.	619	35,933
Devon Energy Corp.	500	17,755
DexCom, Inc. (a)	153	83,670
Digital Realty Trust, Inc. REIT	386	55,758
Discover Financial Services	368	45,209
Discovery, Inc. Class C (a)	600	14,562
DISH Network Corp. Class A (a)	448	19,470
DocuSign, Inc. (a)	329	84,694
Dollar General Corp.	395	83,795
Dollar Tree, Inc. (a)	325	31,109
Domino's Pizza, Inc.	91	43,403
Dover Corp.	324	50,382
Dow, Inc.	196	11,282
DraftKings, Inc. Class A (a)(b)	458	22,057
Dropbox, Inc. Class A (a)	600	17,532
Duke Realty Corp. REIT	679	32,504
DuPont de Nemours, Inc.	900	61,191
Dynatrace, Inc. (a)	200	14,194
Security Description	Shares	Value
Eaton Corp. PLC	763	$ 113,924
eBay, Inc.	1,161	80,887
Ecolab, Inc.	635	132,474
Edison International	1,174	65,122
Edwards Lifesciences Corp. (a)	1,074	121,588
Elanco Animal Health, Inc. (a)	798	25,448
Electronic Arts, Inc.	403	57,327
Eli Lilly & Co.	1,407	325,087
Emerson Electric Co.	1,245	117,279
Enphase Energy, Inc. (a)	258	38,692
EOG Resources, Inc.	100	8,027
EPAM Systems, Inc. (a)	100	57,048
Equifax, Inc.	195	49,417
Equinix, Inc. REIT	155	122,470
Equitable Holdings, Inc.	999	29,610
Equity Residential REIT	808	65,383
Erie Indemnity Co. Class A	45	8,029
Essential Utilities, Inc.	2,653	122,250
Essex Property Trust, Inc. REIT	105	33,573
Estee Lauder Cos., Inc. Class A	505	151,465
Etsy, Inc. (a)	228	47,415
Everest Re Group, Ltd.	64	16,050
Eversource Energy	2,080	170,061
Exact Sciences Corp. (a)	303	28,921
Exelon Corp.	499	24,122
Expedia Group, Inc. (a)	242	39,664
Expeditors International of Washington, Inc.	346	41,219
Extra Space Storage, Inc. REIT	219	36,790
F5 Networks, Inc. (a)	101	20,077
Facebook, Inc. Class A (a)	4,073	1,382,335
Fair Isaac Corp. (a)	16	6,367
Fastenal Co.	1,188	61,313
FedEx Corp.	358	78,506
Ferguson PLC	499	69,537
Fidelity National Financial, Inc.	801	36,317
Fidelity National Information Services, Inc. (c)	1,218	148,206
Fifth Third Bancorp	1,623	68,880
First Republic Bank	199	38,383
Fiserv, Inc. (a)	1,152	124,992
FleetCor Technologies, Inc. (a)	171	44,677
FMC Corp.	682	62,444
Ford Motor Co. (a)	5,934	84,025
Fortinet, Inc. (a)	171	49,939
Fortive Corp.	586	41,354
Fortune Brands Home & Security, Inc.	219	19,583
Fox Corp. Class A	354	14,199
Franklin Resources, Inc.	575	17,089
Freeport-McMoRan, Inc.	3,494	113,660
Garmin, Ltd.	294	45,705
Gartner, Inc. (a)	201	61,080
Generac Holdings, Inc. (a)	128	52,310
General Dynamics Corp.	492	96,447
General Electric Co.	1,991	205,133

See accompanying notes to financial statements.
45

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
General Mills, Inc.	1,067	$ 63,828
General Motors Co. (a)	2,087	110,006
Genuine Parts Co.	307	37,218
Gilead Sciences, Inc.	2,314	161,633
Global Payments, Inc.	502	79,105
GoDaddy, Inc. Class A (a)	201	14,010
Goldman Sachs Group, Inc.	562	212,453
Halliburton Co.	7,686	166,171
Hartford Financial Services Group, Inc.	780	54,795
Hasbro, Inc.	276	24,625
HCA Healthcare, Inc.	423	102,671
Healthpeak Properties, Inc. REIT	828	27,721
HEICO Corp.	100	13,187
Henry Schein, Inc. (a)	153	11,652
Hershey Co.	191	32,327
Hess Corp.	1,000	78,110
Hewlett Packard Enterprise Co.	4,507	64,225
Hilton Worldwide Holdings, Inc. (a)	378	49,938
Hologic, Inc. (a)	376	27,753
Home Depot, Inc.	1,884	618,442
Honeywell International, Inc.	1,361	288,913
Horizon Therapeutics PLC (a)	258	28,261
Host Hotels & Resorts, Inc. REIT (a)	1,822	29,753
Howmet Aerospace, Inc.	900	28,080
HP, Inc.	2,571	70,343
HubSpot, Inc. (a)	100	67,609
Humana, Inc.	251	97,677
Huntington Bancshares, Inc.	1,352	20,902
Huntington Ingalls Industries, Inc.	43	8,302
IAC/InterActiveCorp. (a)	133	17,329
IDEX Corp.	100	20,695
IDEXX Laboratories, Inc. (a)	143	88,932
IHS Markit, Ltd.	815	95,045
Illinois Tool Works, Inc.	591	122,118
Illumina, Inc. (a)	242	98,158
Incyte Corp. (a)	242	16,645
Ingersoll Rand, Inc. (a)	612	30,851
Insulet Corp. (a)	100	28,423
Intel Corp.	7,272	387,452
Intercontinental Exchange, Inc.	819	94,038
International Business Machines Corp.	1,777	246,879
International Flavors & Fragrances, Inc.	557	74,482
Interpublic Group of Cos., Inc.	539	19,765
Intuit, Inc.	459	247,635
Intuitive Surgical, Inc. (a)	217	215,731
Invesco, Ltd.	592	14,273
Invitation Homes, Inc. REIT	623	23,880
IPG Photonics Corp. (a)	52	8,237
IQVIA Holdings, Inc. (a)	426	102,044
Iron Mountain, Inc. REIT	298	12,948
J.M. Smucker Co.	170	20,405
Security Description	Shares	Value
Jack Henry & Associates, Inc.	153	$ 25,101
Jacobs Engineering Group, Inc.	274	36,313
James Hardie Industries PLC	1,254	45,536
Jazz Pharmaceuticals PLC (a)	51	6,641
Johnson & Johnson	4,639	749,198
Johnson Controls International PLC	1,720	117,098
JPMorgan Chase & Co.	5,062	828,599
Juniper Networks, Inc.	421	11,586
Kansas City Southern	174	47,091
Kellogg Co.	235	15,021
Keurig Dr. Pepper, Inc.	1,390	47,482
KeyCorp.	2,253	48,710
Keysight Technologies, Inc. (a)	205	33,679
Kimberly-Clark Corp.	474	62,777
Kinder Morgan, Inc.	13,973	233,768
KKR & Co., Inc.	897	54,609
KLA Corp.	244	81,620
Knight-Swift Transportation Holdings, Inc.	196	10,025
Kraft Heinz Co.	1,605	59,096
Kroger Co.	572	23,126
L3Harris Technologies, Inc.	306	67,393
Laboratory Corp. of America Holdings (a)	146	41,090
Lam Research Corp.	262	149,117
Lamb Weston Holdings, Inc.	333	20,436
Las Vegas Sands Corp. (a)	791	28,951
Lear Corp.	52	8,137
Leidos Holdings, Inc.	276	26,532
Lennar Corp. Class A	413	38,690
Lennox International, Inc.	101	29,711
Liberty Broadband Corp. Class C (a)	200	34,540
Liberty Media Corp.-Liberty Formula One Class C (a)	175	8,997
Liberty Media Corp.-Liberty SiriusXM Class A (a)	528	24,906
Lincoln National Corp.	555	38,156
Live Nation Entertainment, Inc. (a)	253	23,056
LKQ Corp. (a)	665	33,463
Lockheed Martin Corp.	394	135,969
Loews Corp.	1,089	58,730
Lowe's Cos., Inc.	1,225	248,503
Lululemon Athletica, Inc. (a)	207	83,773
Lumen Technologies, Inc.	1,840	22,798
Lyft, Inc. Class A (a)	600	32,154
M&T Bank Corp.	226	33,751
Markel Corp. (a)	25	29,878
MarketAxess Holdings, Inc.	45	18,931
Marriott International, Inc. Class A (a)	236	34,949
Marsh & McLennan Cos., Inc.	1,022	154,761
Martin Marietta Materials, Inc.	206	70,386
Marvell Technology, Inc.	1,426	86,002
Masco Corp.	896	49,773

See accompanying notes to financial statements.
46

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Mastercard, Inc. Class A	1,500	$ 521,520
Match Group, Inc. (a)	433	67,977
McCormick & Co., Inc.	558	45,215
McDonald's Corp.	1,328	320,194
McKesson Corp.	305	60,811
Medical Properties Trust, Inc. REIT	1,321	26,512
Medtronic PLC	2,615	327,790
Merck & Co., Inc.	4,711	353,843
MetLife, Inc.	1,848	114,077
Mettler-Toledo International, Inc. (a)	52	71,623
MGM Resorts International	773	33,355
Microchip Technology, Inc.	476	73,061
Micron Technology, Inc.	1,932	137,133
Microsoft Corp.	12,244	3,451,828
Mid-America Apartment Communities, Inc. REIT	52	9,711
Moderna, Inc. (a)	550	211,673
Molina Healthcare, Inc. (a)	145	39,340
Molson Coors Beverage Co. Class B	386	17,903
Mondelez International, Inc. Class A	2,996	174,307
MongoDB, Inc. (a)	45	21,218
Monster Beverage Corp. (a)	799	70,975
Moody's Corp.	267	94,814
Morgan Stanley	2,464	239,772
Mosaic Co.	700	25,004
Motorola Solutions, Inc.	257	59,706
MSCI, Inc.	75	45,625
Nasdaq, Inc.	27	5,212
NetApp, Inc.	439	39,405
Netflix, Inc. (a)	772	471,182
Neurocrine Biosciences, Inc. (a)	119	11,413
Newell Brands, Inc.	932	20,634
Newmont Corp.	1,523	82,699
News Corp. Class A	655	15,412
NextEra Energy, Inc.	3,167	248,673
NIKE, Inc. Class B	2,268	329,382
Nordson Corp.	100	23,815
Norfolk Southern Corp.	476	113,883
Northern Trust Corp.	279	30,079
Northrop Grumman Corp.	281	101,202
NortonLifeLock, Inc.	1,012	25,604
Novavax, Inc. (a)	200	41,462
Novocure, Ltd. (a)	128	14,870
NVIDIA Corp.	4,332	897,417
Oak Street Health, Inc. (a)(b)	200	8,506
Okta, Inc. (a)	145	34,414
Old Dominion Freight Line, Inc.	206	58,912
Omega Healthcare Investors, Inc. REIT	482	14,441
Omnicom Group, Inc.	294	21,303
ONEOK, Inc.	1,660	96,263
Oracle Corp.	3,303	287,790
O'Reilly Automotive, Inc. (a)	136	83,104
Security Description	Shares	Value
Otis Worldwide Corp.	773	$ 63,602
PACCAR, Inc.	626	49,404
Palantir Technologies, Inc. Class A (a)	1,100	26,444
Palo Alto Networks, Inc. (a)	125	59,875
Parker-Hannifin Corp.	187	52,289
Paychex, Inc.	713	80,177
Paycom Software, Inc. (a)	61	30,241
PayPal Holdings, Inc. (a)	1,846	480,348
Peloton Interactive, Inc. Class A (a)	486	42,306
Pentair PLC	275	19,973
PepsiCo, Inc.	2,555	384,298
PerkinElmer, Inc.	128	22,181
Pfizer, Inc.	9,897	425,670
PG&E Corp. (a)	1,503	14,429
Philip Morris International, Inc.	2,864	271,479
Pinterest, Inc. Class A (a)	969	49,371
Pioneer Natural Resources Co.	1,600	266,416
Plug Power, Inc. (a)(b)	1,000	25,540
PNC Financial Services Group, Inc.	942	184,293
Pool Corp.	100	43,441
PPD, Inc. (a)	200	9,358
PPG Industries, Inc.	654	93,529
Principal Financial Group, Inc.	680	43,792
Procter & Gamble Co.	4,437	620,293
Progressive Corp.	949	85,780
Prologis, Inc. REIT	1,308	164,062
Prudential Financial, Inc.	940	98,888
PTC, Inc. (a)	199	23,838
Public Storage REIT	297	88,239
PulteGroup, Inc.	421	19,332
QIAGEN NV (a)	189	9,811
Qorvo, Inc. (a)	160	26,750
QUALCOMM, Inc.	2,000	257,960
Quest Diagnostics, Inc.	269	39,088
Raytheon Technologies Corp.	2,946	253,238
Realty Income Corp. REIT	429	27,825
Regency Centers Corp. REIT	225	15,149
Regeneron Pharmaceuticals, Inc. (a)	128	77,463
Regions Financial Corp.	2,252	47,990
ResMed, Inc.	276	72,740
RingCentral, Inc. Class A (a)	100	21,750
Robert Half International, Inc.	348	34,915
Rockwell Automation, Inc.	160	47,046
Roku, Inc. (a)	199	62,357
Rollins, Inc.	329	11,624
Roper Technologies, Inc.	226	100,825
Ross Stores, Inc.	601	65,419
Royal Caribbean Cruises, Ltd. (a)	228	20,281
Royalty Pharma PLC Class A	200	7,228
S&P Global, Inc.	393	166,982
salesforce.com, Inc. (a)	1,555	421,747

See accompanying notes to financial statements.
47

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
SBA Communications Corp. REIT	242	$ 79,998
Schlumberger NV	7,298	216,313
Seagate Technology Holdings PLC	304	25,086
Seagen, Inc. (a)	161	27,338
Sealed Air Corp.	419	22,957
Sempra Energy	891	112,711
Sensata Technologies Holding PLC (a)	388	21,231
ServiceNow, Inc. (a)	297	184,814
Sherwin-Williams Co.	524	146,578
Simon Property Group, Inc. REIT	642	83,441
Sirius XM Holdings, Inc. (b)	847	5,167
Skyworks Solutions, Inc.	288	47,457
Snap, Inc. Class A (a)	1,717	126,835
Snap-on, Inc.	79	16,507
Snowflake, Inc. Class A (a)	28	8,468
SolarEdge Technologies, Inc. (a)	128	33,948
Splunk, Inc. (a)	244	35,309
Square, Inc. Class A (a)	730	175,083
SS&C Technologies Holdings, Inc.	271	18,807
Stanley Black & Decker, Inc.	297	52,067
Starbucks Corp.	2,256	248,859
State Street Corp. (g)	610	51,679
Stellantis NV (c)	2,805	53,886
Stellantis NV (c)	1,600	30,637
STERIS PLC	45	9,193
Stryker Corp.	646	170,363
Sun Communities, Inc. REIT	74	13,697
Sunrun, Inc. (a)(b)	458	20,152
SVB Financial Group (a)	101	65,335
Swiss Re AG	478	41,064
Synchrony Financial	624	30,501
Synopsys, Inc. (a)	187	55,990
Sysco Corp.	1,109	87,056
T Rowe Price Group, Inc.	332	65,304
Take-Two Interactive Software, Inc. (a)	153	23,573
Target Corp.	783	179,127
TE Connectivity, Ltd.	738	101,268
Teladoc Health, Inc. (a)(b)	249	31,576
Teledyne Technologies, Inc. (a)	100	42,958
Teleflex, Inc.	65	24,476
Tenaris SA	9,888	104,192
Teradyne, Inc.	330	36,026
Tesla, Inc. (a)	1,321	1,024,409
Texas Instruments, Inc.	1,642	315,609
Textron, Inc.	385	26,877
Thermo Fisher Scientific, Inc.	657	375,364
TJX Cos., Inc.	2,103	138,756
T-Mobile US, Inc. (a)	1,021	130,443
Tractor Supply Co.	124	25,124
Trade Desk, Inc. Class A (a)	610	42,883
Tradeweb Markets, Inc. Class A	235	18,983
Security Description	Shares	Value
Trane Technologies PLC	467	$ 80,628
TransDigm Group, Inc. (a)	63	39,348
TransUnion	375	42,116
Travelers Cos., Inc.	508	77,221
Trimble, Inc. (a)	575	47,294
Truist Financial Corp.	2,439	143,047
Twilio, Inc. Class A (a)	261	83,272
Twitter, Inc. (a)	1,269	76,635
Tyson Foods, Inc. Class A	100	7,894
Uber Technologies, Inc. (a)	2,420	108,416
UDR, Inc. REIT	271	14,358
UGI Corp.	148	6,308
Ulta Beauty, Inc. (a)	92	33,205
Union Pacific Corp.	1,200	235,212
United Parcel Service, Inc. Class B	1,230	223,983
United Rentals, Inc. (a)	190	66,677
UnitedHealth Group, Inc.	1,651	645,112
Unity Software, Inc. (a)(b)	100	12,625
Universal Health Services, Inc. Class B	74	10,239
US Bancorp	2,565	152,464
Vail Resorts, Inc. (a)	101	33,739
Valero Energy Corp.	500	35,285
Veeva Systems, Inc. Class A (a)	249	71,754
Ventas, Inc. REIT	729	40,248
VEREIT, Inc.	670	30,304
VeriSign, Inc. (a)	101	20,706
Verisk Analytics, Inc.	332	66,490
Verizon Communications, Inc.	7,303	394,435
Vertex Pharmaceuticals, Inc. (a)	405	73,463
VF Corp.	655	43,878
ViacomCBS, Inc. Class B	813	32,122
Viatris, Inc.	2,161	29,282
VICI Properties, Inc. REIT (b)	898	25,512
Visa, Inc. Class A	2,975	662,681
VMware, Inc. Class A (a)(b)	161	23,941
Vornado Realty Trust REIT	395	16,594
Voya Financial, Inc. (b)	350	21,486
Vulcan Materials Co.	323	54,639
W.W. Grainger, Inc.	119	46,774
Walmart, Inc.	2,770	386,083
Walgreens Boots Alliance, Inc.	1,776	83,561
Walt Disney Co. (a)	3,050	515,968
Waters Corp. (a)	88	31,442
Wayfair, Inc. Class A (a)(b)	153	39,093
Wells Fargo & Co.	7,073	328,258
Welltower, Inc. REIT	862	71,029
West Pharmaceutical Services, Inc.	74	31,416
Western Digital Corp. (a)	591	33,356
Western Union Co.	1,219	24,648
Westinghouse Air Brake Technologies Corp.	303	26,122
Weyerhaeuser Co. REIT	1,711	60,860
Whirlpool Corp.	56	11,416

See accompanying notes to financial statements.
48

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Williams Cos., Inc.	4,379	$ 113,591
Willis Towers Watson PLC	215	49,979
Workday, Inc. Class A (a)	315	78,715
WP Carey, Inc. REIT	101	7,377
Wynn Resorts, Ltd. (a)	204	17,289
Xilinx, Inc.	482	72,777
Xylem, Inc.	479	59,243
Yum! Brands, Inc.	597	73,019
Zebra Technologies Corp. Class A (a)	100	51,542
Zendesk, Inc. (a)	128	14,898
Zillow Group, Inc. Class C (a)	404	35,609
Zimmer Biomet Holdings, Inc.	461	67,472
Zoetis, Inc.	792	153,759
Zoom Video Communications, Inc. Class A (a)	394	103,031
Zscaler, Inc. (a)	128	33,564
		66,470,903
ZAMBIA — 0.0% (f)
First Quantum Minerals, Ltd.	2,032	37,614
TOTAL COMMON STOCKS (Cost $85,726,343)		112,360,355

RIGHTS — 0.0% (f)
INDIA — 0.0% (f)
Bharti Airtel, Ltd. (expiring 10/21/21) (a) (Cost: $0)	372	768
WARRANTS — 0.0% (f)
THAILAND — 0.0% (f)
Minor International PCL (expiring 02/15/24) (a) (Cost: $0)	275	33
SHORT-TERM INVESTMENTS — 1.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (h) (i)	96,415	96,434
State Street Navigator Securities Lending Portfolio II (g) (j)	1,494,278	1,494,278
TOTAL SHORT-TERM INVESTMENTS (Cost $1,590,712)		1,590,712
TOTAL INVESTMENTS — 100.8% (Cost $87,317,055)		113,951,868
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(928,176)
NET ASSETS — 100.0%		$ 113,023,692

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2021.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.1% of net assets as of September 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2021, total aggregate fair value of this security is $4,258, representing less than 0.05% of the Fund's net assets.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at September 30, 2021.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
49

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$112,144,060	$212,037	$4,258	$112,360,355
Rights	—	768	—	768
Warrants	33	—	—	33
Short-Term Investments	1,590,712	—	—	1,590,712
TOTAL INVESTMENTS	$113,734,805	$212,805	$4,258	$113,951,868
Sector Breakdown as of September 30, 2021

% of Net Assets
Information Technology	22.0%
Financials	15.4
Consumer Discretionary	12.1
Health Care	11.6
Industrials	10.3
Communication Services	9.6
Consumer Staples	7.1
Materials	3.9
Real Estate	2.7
Energy	2.4
Utilities	2.3
Short-Term Investments	1.4
Liabilities in Excess of Other Assets	(0.8)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Corp.	474	$ 28,122	$ 11,165	$ —	$ —	$12,392	610	$ 51,679	$1,229
State Street Institutional Liquid Reserves Fund, Premier Class	115,572	115,596	5,536,075	5,555,213	(34)	10	96,415	96,434	121
State Street Navigator Securities Lending Portfolio II	1,095,112	1,095,112	9,412,154	9,012,988	—	—	1,494,278	1,494,278	4,832
Total		$1,238,830	$14,959,394	$14,568,201	$(34)	$12,402		$1,642,391	$6,182
See accompanying notes to financial statements.
50

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS
September 30, 2021

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AUSTRALIA — 6.9%
Afterpay, Ltd. (a)	3,284	$ 287,795
Ampol, Ltd.	3,716	75,025
APA Group Stapled Security	18,918	119,162
Aristocrat Leisure, Ltd.	8,929	302,821
ASX, Ltd.	2,963	173,366
Aurizon Holdings, Ltd.	29,976	82,066
AusNet Services, Ltd.	31,499	57,338
Australia & New Zealand Banking Group, Ltd.	43,212	878,680
Bank of Queensland, Ltd.	1	7
BlueScope Steel, Ltd.	7,507	111,165
Brambles, Ltd.	22,141	172,251
Cochlear, Ltd.	936	149,017
Coles Group, Ltd.	20,733	254,450
Commonwealth Bank of Australia	27,173	2,047,833
Computershare, Ltd.	8,554	112,581
Crown Resorts, Ltd. (a)	5,971	41,320
CSL, Ltd.	6,965	1,476,145
Dexus REIT	16,095	125,563
Domino's Pizza Enterprises, Ltd.	932	108,027
Endeavour Group, Ltd.	19,371	97,669
Evolution Mining, Ltd.	24,856	62,662
Fortescue Metals Group, Ltd.	25,989	280,846
Goodman Group REIT	25,261	395,601
GPT Group REIT	30,338	111,107
Insurance Australia Group, Ltd.	33,808	120,152
LendLease Corp., Ltd. Stapled Security	10,591	83,007
Macquarie Group, Ltd.	5,311	698,225
Magellan Financial Group, Ltd. (b)	1,957	50,000
Medibank Pvt, Ltd.	40,376	104,705
Mirvac Group REIT	59,937	129,454
National Australia Bank, Ltd.	50,779	1,020,811
Newcrest Mining, Ltd.	12,679	207,352
Northern Star Resources, Ltd.	16,823	103,293
Orica, Ltd.	6,155	61,311
Qantas Airways, Ltd. (a)	11,382	46,618
QBE Insurance Group, Ltd.	22,733	191,471
Ramsay Health Care, Ltd.	2,851	143,377
REA Group, Ltd. (b)	859	98,566
Reece, Ltd.	4,422	61,106
Rio Tinto PLC	17,219	1,140,779
Rio Tinto, Ltd.	5,721	414,000
Scentre Group REIT	81,854	176,790
SEEK, Ltd. (b)	5,280	118,692
Sonic Healthcare, Ltd.	6,777	199,046
South32, Ltd.	71,791	183,060
Stockland REIT	36,043	116,640
Suncorp Group, Ltd.	19,339	175,457
Sydney Airport Stapled Security (a)	21,496	127,948
Tabcorp Holdings, Ltd.	33,444	118,617
Security Description	Shares	Value
Telstra Corp., Ltd.	64,166	$ 182,157
Transurban Group Stapled Security	42,239	432,041
Transurban Group (a)	4,693	48,002
Treasury Wine Estates, Ltd.	11,070	99,236
Vicinity Centres REIT	48,708	58,758
Wesfarmers, Ltd.	17,404	700,877
Westpac Banking Corp.	56,499	1,061,114
WiseTech Global, Ltd.	2,240	86,809
Woolworths Group, Ltd.	19,371	550,611
		16,632,579
AUSTRIA — 0.3%
Erste Group Bank AG	4,203	185,393
Mondi PLC	7,330	180,817
Raiffeisen Bank International AG	2,538	66,711
Verbund AG	1,045	106,214
Voestalpine AG	1,897	70,441
		609,576
BELGIUM — 0.9%
Ageas SA/NV	2,640	131,013
Anheuser-Busch InBev SA/NV	11,614	661,494
Elia Group SA	469	56,094
Etablissements Franz Colruyt NV (b)	867	44,212
Groupe Bruxelles Lambert SA	1,700	187,328
KBC Group NV	3,869	349,930
Proximus SADP	2,485	49,363
Sofina SA	234	93,074
Solvay SA	1,109	138,360
UCB SA	1,905	213,715
Umicore SA	3,168	188,130
		2,112,713
BRAZIL — 0.1%
Yara International ASA (b)	2,609	129,804
CHILE — 0.1%
Antofagasta PLC	6,442	118,304
CHINA — 0.7%
BOC Hong Kong Holdings, Ltd.	59,500	179,616
Budweiser Brewing Co. APAC, Ltd. (b)(c)	28,854	73,167
Chow Tai Fook Jewellery Group, Ltd.	30,400	58,186
ESR Cayman, Ltd. (a)(c)	28,200	85,673
Futu Holdings, Ltd. ADR (a)(b)	784	71,360
Prosus NV (a)	14,256	1,139,852
SITC International Holdings Co., Ltd.	20,000	71,808
Wilmar International, Ltd.	29,500	91,481
		1,771,143
DENMARK — 2.8%
Ambu A/S Class B	2,497	73,885
AP Moller - Maersk A/S Class A	53	136,711
AP Moller - Maersk A/S Class B	88	238,444

See accompanying notes to financial statements.
51

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Carlsberg AS Class B	1,559	$ 255,010
Chr. Hansen Holding A/S	1,622	132,569
Coloplast A/S Class B	1,793	281,270
Danske Bank A/S	10,360	175,113
Demant A/S (a)	1,573	79,335
DSV A/S	3,067	736,384
Genmab A/S (a)	996	436,054
GN Store Nord A/S	1,964	136,247
Novo Nordisk A/S Class B	25,619	2,481,203
Novozymes A/S Class B	3,283	225,140
Orsted A/S (c)	2,933	388,013
Pandora A/S	1,544	187,703
ROCKWOOL International A/S Class B	121	51,937
Tryg A/S	5,093	115,813
Vestas Wind Systems A/S	15,552	624,155
		6,754,986
FINLAND — 1.4%
Elisa Oyj	2,308	143,479
Fortum Oyj	6,692	203,897
Kesko Oyj Class B	4,207	145,491
Kone Oyj Class B	5,207	366,786
Neste Oyj	6,475	367,481
Nokia Oyj (a)	81,770	450,998
Nordea Bank Abp (b)(d)	49,307	637,434
Nordea Bank Abp (d)	686	8,938
Orion Oyj Class B	1,686	66,924
Sampo Oyj Class A	7,680	381,930
Stora Enso Oyj Class R	9,103	152,605
UPM-Kymmene Oyj	8,213	292,312
Wartsila OYJ Abp	6,522	78,270
		3,296,545
FRANCE — 10.7%
Accor SA (a)	2,888	103,591
Adevinta ASA (a)	3,684	63,304
Aeroports de Paris (a)	472	60,501
Air Liquide SA	7,258	1,165,688
Airbus SE (a)	8,965	1,195,887
Alstom SA	4,881	185,827
Amundi SA (c)	977	82,544
Arkema SA	919	121,951
Atos SE	1,511	80,817
AXA SA	29,463	822,410
BioMerieux	648	74,018
BNP Paribas SA	17,260	1,108,993
Bollore SA	14,797	85,831
Bouygues SA	3,472	144,457
Bureau Veritas SA	4,574	141,591
Capgemini SE	2,440	509,435
Carrefour SA	9,316	167,836
Cie de Saint-Gobain	7,683	518,581
Cie Generale des Etablissements Michelin SCA	2,613	402,163
CNP Assurances	2,780	44,220
Covivio REIT	867	73,170
Security Description	Shares	Value
Credit Agricole SA	18,651	$ 258,220
Danone SA	10,045	687,440
Dassault Aviation SA	490	55,312
Dassault Systemes SE	10,095	531,922
Edenred	3,848	207,953
Eiffage SA	1,214	123,363
EssilorLuxottica SA	4,331	830,713
Eurazeo SE	630	59,324
Faurecia SE (d)	1,453	68,874
Faurecia SE (d)	290	13,763
Gecina SA REIT	747	100,901
Getlink SE	6,780	106,354
Hermes International	476	660,061
Ipsen SA	624	59,706
Kering SA	1,155	824,570
Klepierre SA REIT (a)	3,173	71,488
La Francaise des Jeux SAEM (c)	1,323	68,216
Legrand SA	4,098	440,552
L'Oreal SA	3,861	1,596,799
LVMH Moet Hennessy Louis Vuitton SE	4,230	3,039,952
Orange SA	30,617	331,842
Orpea SA	800	93,365
Pernod Ricard SA	3,185	703,922
Publicis Groupe SA	3,379	228,151
Remy Cointreau SA	356	69,108
Renault SA (a)	3,011	107,811
Safran SA	5,262	668,750
Sanofi	17,263	1,662,178
Sartorius Stedim Biotech	417	233,764
Schneider Electric SE	8,196	1,366,871
SCOR SE	2,380	69,151
SEB SA	362	51,142
Societe Generale SA	12,334	388,739
Sodexo SA (a)	1,392	122,253
Suez SA	4,945	112,815
Teleperformance	911	359,079
Thales SA	1,629	158,888
Ubisoft Entertainment SA (a)	1,436	86,341
Unibail-Rodamco-Westfield REIT (a)(d)	621	2,395
Unibail-Rodamco-Westfield REIT (a)(d)	1,843	135,888
Valeo	3,693	103,790
Veolia Environnement SA	8,406	257,777
Vinci SA	8,198	856,522
Vivendi SE	10,959	138,504
Wendel SE	403	56,000
Worldline SA (a)(c)	3,740	286,119
		25,609,463
GERMANY — 9.4%
adidas AG	2,930	922,958
Allianz SE	6,281	1,418,311
Aroundtown SA	15,377	106,392
BASF SE	14,103	1,076,297
Bayer AG	15,083	821,668

See accompanying notes to financial statements.
52

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Bayerische Motoren Werke AG	5,083	$ 487,534
Bayerische Motoren Werke AG Preference Shares	919	70,295
Bechtle AG	1,246	85,632
Beiersdorf AG	1,511	163,665
Brenntag SE	2,370	221,330
Carl Zeiss Meditec AG	630	121,239
Commerzbank AG (a)	15,492	103,328
Continental AG (a)	1,682	184,779
Covestro AG (c)	2,978	204,803
Daimler AG	13,137	1,168,072
Deutsche Bank AG (a)	31,828	407,159
Deutsche Boerse AG	2,889	470,423
Deutsche Lufthansa AG (a)(b)	3,942	27,133
Deutsche Post AG	15,067	951,324
Deutsche Telekom AG	51,156	1,031,361
Deutsche Wohnen SE	5,248	321,868
E.ON SE	34,441	421,826
Evonik Industries AG	3,346	105,749
Fresenius Medical Care AG & Co. KGaA	3,099	218,584
Fresenius SE & Co. KGaA	6,416	308,847
FUCHS PETROLUB SE Preference Shares	1,154	54,059
GEA Group AG	2,320	106,448
Hannover Rueck SE	925	162,252
HeidelbergCement AG	2,314	173,728
HelloFresh SE (a)	2,543	235,659
Henkel AG & Co. KGaA Preference Shares	2,725	253,220
Henkel AG & Co. KGaA	1,613	139,363
Infineon Technologies AG	20,095	827,345
KION Group AG	1,083	101,491
Knorr-Bremse AG	1,108	118,961
LANXESS AG	1,336	90,703
LEG Immobilien SE	1,124	159,185
Merck KGaA	1,974	429,300
MTU Aero Engines AG	822	186,149
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,144	588,646
Nemetschek SE	878	92,292
Porsche Automobil Holding SE Preference Shares	2,308	229,877
Puma SE	1,504	168,066
Rational AG	72	67,974
SAP SE	15,914	2,155,680
Sartorius AG Preference Shares	404	257,425
Scout24 AG (c)	1,430	99,372
Siemens AG	11,638	1,914,197
Siemens Energy AG (a)	6,151	165,600
Siemens Healthineers AG (c)	4,131	268,969
Symrise AG	2,018	265,800
TeamViewer AG (a)(c)	2,353	69,239
Telefonica Deutschland Holding AG	12,521	35,669
Uniper SE	1,406	58,743
Security Description	Shares	Value
United Internet AG	1,567	$ 61,056
Vitesco Technologies Group AG Class A (a)	336	19,883
Volkswagen AG	515	159,958
Volkswagen AG Preference Shares	2,840	637,350
Vonovia SE	8,161	490,880
Zalando SE (a)(c)	3,316	304,833
		22,569,949
HONG KONG — 2.4%
AIA Group, Ltd.	185,200	2,139,947
CK Asset Holdings, Ltd.	32,015	185,477
CK Infrastructure Holdings, Ltd.	10,500	58,673
Hang Lung Properties, Ltd.	36,000	82,131
Hang Seng Bank, Ltd.	11,900	204,228
Henderson Land Development Co., Ltd.	23,250	89,151
HK Electric Investments & HK Electric Investments, Ltd. Stapled Security	35,500	35,251
HKT Trust & HKT, Ltd. Stapled Security	61,000	83,531
Hong Kong Exchanges & Clearing, Ltd.	18,475	1,138,690
Hongkong Land Holdings, Ltd.	17,700	84,960
Link REIT	32,844	281,623
Melco Resorts & Entertainment, Ltd. ADR (a)	3,418	35,000
MTR Corp., Ltd.	23,552	127,069
New World Development Co., Ltd.	23,347	95,522
Power Assets Holdings, Ltd.	23,000	135,318
Sino Land Co., Ltd.	42,809	57,631
Sun Hung Kai Properties, Ltd.	20,000	250,236
Swire Pacific, Ltd. Class A	5,500	32,712
Swire Properties, Ltd.	22,200	55,666
Techtronic Industries Co., Ltd.	21,000	418,400
WH Group, Ltd. (c)	115,310	82,209
Wharf Real Estate Investment Co., Ltd.	23,000	119,068
Xinyi Glass Holdings, Ltd.	26,000	77,820
		5,870,313
IRELAND — 0.8%
CRH PLC	11,937	561,123
Flutter Entertainment PLC (a)	2,503	496,336
Kerry Group PLC Class A	2,433	327,088
Kingspan Group PLC	2,374	236,616
Smurfit Kappa Group PLC	3,641	191,491
		1,812,654
ISRAEL — 0.6%
Azrieli Group, Ltd.	705	63,657
Bank Hapoalim BM	17,047	150,594
Bank Leumi Le-Israel BM	21,829	186,005
Check Point Software Technologies, Ltd. (a)	1,689	190,925

See accompanying notes to financial statements.
53

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Elbit Systems, Ltd.	356	$ 51,819
ICL Group, Ltd.	8,739	64,199
Israel Discount Bank, Ltd. Class A (a)	19,129	101,511
Mizrahi Tefahot Bank, Ltd.	2,307	77,945
Nice, Ltd. (a)	980	273,391
Teva Pharmaceutical Industries, Ltd. ADR (a)	4,633	45,125
Teva Pharmaceutical Industries, Ltd. (a)	12,207	120,021
Wix.com, Ltd. (a)	860	168,534
		1,493,726
ITALY — 1.6%
Amplifon SpA	1,913	91,343
Assicurazioni Generali SpA	16,893	360,042
Atlantia SpA (a)	7,402	140,474
Davide Campari-Milano NV	7,785	109,893
DiaSorin SpA	394	82,809
Ferrari NV	1,897	397,824
FinecoBank Banca Fineco SpA (a)	9,485	172,255
Infrastrutture Wireless Italiane SpA (c)	5,172	57,759
Intesa Sanpaolo SpA	254,633	724,045
Mediobanca Banca di Credito Finanziario SpA (a)	9,388	113,589
Moncler SpA	2,885	177,276
Nexi SpA (a)(c)	6,751	126,437
Poste Italiane SpA (c)	8,567	118,450
Prysmian SpA	3,711	130,402
Recordati Industria Chimica e Farmaceutica SpA	1,687	98,305
Snam SpA	32,200	178,978
Telecom Italia SpA	140,647	55,323
Telecom Italia SpA	98,957	40,129
Terna - Rete Elettrica Nazionale	21,758	154,728
UniCredit SpA	32,869	438,075
		3,768,136
JAPAN — 24.5%
ABC-Mart, Inc.	500	28,367
Acom Co., Ltd. (b)	6,000	22,048
Advantest Corp.	3,000	269,684
Aeon Co., Ltd. (b)	10,400	274,040
AGC, Inc.	3,200	165,772
Aisin Corp.	2,000	72,955
Ajinomoto Co., Inc.	6,700	198,523
ANA Holdings, Inc. (a)	1,800	46,873
Asahi Group Holdings, Ltd.	6,900	335,244
Asahi Intecc Co., Ltd.	3,200	88,048
Asahi Kasei Corp.	18,300	196,244
Astellas Pharma, Inc.	28,700	473,939
Azbil Corp.	1,700	73,287
Bandai Namco Holdings, Inc.	3,000	225,857
Bridgestone Corp.	8,700	413,733
Brother Industries, Ltd.	3,700	81,810
Security Description	Shares	Value
Canon, Inc. (b)	15,400	$ 378,254
Capcom Co., Ltd.	2,400	66,789
Casio Computer Co., Ltd. (b)	3,800	63,245
Central Japan Railway Co.	2,200	352,454
Chiba Bank, Ltd.	7,300	47,696
Chugai Pharmaceutical Co., Ltd.	10,200	375,089
Concordia Financial Group, Ltd.	17,700	70,118
Cosmos Pharmaceutical Corp. (b)	300	51,167
CyberAgent, Inc.	6,100	118,419
Dai Nippon Printing Co., Ltd.	3,600	87,407
Daifuku Co., Ltd.	1,400	132,001
Dai-ichi Life Holdings, Inc.	15,600	345,766
Daiichi Sankyo Co., Ltd.	26,700	712,997
Daikin Industries, Ltd.	3,800	833,054
Daito Trust Construction Co., Ltd.	900	105,185
Daiwa House Industry Co., Ltd.	8,600	288,195
Daiwa House REIT Investment Corp.	32	93,641
Daiwa Securities Group, Inc.	22,800	133,622
Denso Corp.	6,400	421,313
Dentsu Group, Inc.	3,500	135,044
Disco Corp.	400	112,391
East Japan Railway Co.	4,700	330,337
Eisai Co., Ltd.	3,600	270,899
FANUC Corp.	2,900	638,481
Fast Retailing Co., Ltd.	900	665,310
Fuji Electric Co., Ltd.	1,700	77,858
FUJIFILM Holdings Corp.	5,600	483,786
Fujitsu, Ltd.	3,000	546,090
GLP J-REIT	57	93,591
GMO Payment Gateway, Inc.	600	76,254
Hakuhodo DY Holdings, Inc.	3,700	64,134
Hamamatsu Photonics KK	1,900	118,181
Hankyu Hanshin Holdings, Inc.	3,700	117,060
Harmonic Drive Systems, Inc. (b)	400	19,359
Hikari Tsushin, Inc.	300	50,791
Hino Motors, Ltd.	5,200	48,982
Hirose Electric Co., Ltd.	405	67,624
Hisamitsu Pharmaceutical Co., Inc.	700	26,632
Hitachi Construction Machinery Co., Ltd.	1,500	42,684
Hitachi Metals, Ltd. (a)	3,400	65,730
Hitachi, Ltd.	14,700	874,820
Honda Motor Co., Ltd.	24,800	767,950
Hoshizaki Corp.	700	63,867
Hoya Corp.	5,700	892,740
Hulic Co., Ltd.	4,100	45,860
Ibiden Co., Ltd.	1,400	77,795
Iida Group Holdings Co., Ltd.	1,700	43,896
Isuzu Motors, Ltd.	8,100	106,935
Ito En, Ltd.	700	46,552
Itochu Techno-Solutions Corp.	1,300	42,411
Japan Airlines Co., Ltd. (a)	2,000	47,771

See accompanying notes to financial statements.
54

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Japan Exchange Group, Inc.	7,600	$ 189,021
Japan Metropolitan Fund Invest REIT	108	103,862
Japan Post Bank Co., Ltd.	5,900	50,764
Japan Post Holdings Co., Ltd.	23,500	198,952
Japan Post Insurance Co., Ltd.	3,600	65,724
Japan Real Estate Investment Corp. REIT	18	107,766
Japan Tobacco, Inc.	17,900	351,342
JFE Holdings, Inc.	7,300	111,029
JSR Corp.	3,300	119,933
Kajima Corp.	6,100	78,837
Kakaku.com, Inc. (b)	1,900	61,730
Kansai Electric Power Co., Inc.	11,300	109,936
Kansai Paint Co., Ltd.	2,400	59,798
Kao Corp.	7,200	429,451
KDDI Corp.	24,700	817,098
Keio Corp.	1,400	75,160
Keisei Electric Railway Co., Ltd.	1,600	53,274
Keyence Corp.	3,000	1,801,479
Kikkoman Corp.	2,200	179,234
Kintetsu Group Holdings Co., Ltd. (a)	2,300	77,818
Kirin Holdings Co., Ltd.	12,200	226,888
Kobayashi Pharmaceutical Co., Ltd.	700	55,460
Kobe Bussan Co., Ltd. (b)	1,900	62,241
Koei Tecmo Holdings Co., Ltd.	650	30,993
Koito Manufacturing Co., Ltd.	1,400	84,571
Komatsu, Ltd.	13,200	318,835
Konami Holdings Corp.	1,300	81,909
Kose Corp.	400	47,968
Kubota Corp.	16,200	346,868
Kurita Water Industries, Ltd.	1,400	67,757
Kyocera Corp.	5,000	313,690
Kyowa Kirin Co., Ltd.	4,100	147,905
Lasertec Corp.	1,200	275,223
Lawson, Inc.	500	24,557
Lion Corp.	3,500	56,715
Lixil Corp.	4,200	122,527
M3, Inc.	6,700	479,914
Makita Corp.	3,600	198,432
Mazda Motor Corp. (a)	7,500	65,606
McDonald's Holdings Co. Japan, Ltd.	1,100	51,858
Medipal Holdings Corp.	2,500	47,255
MEIJI Holdings Co., Ltd.	1,700	109,854
Mercari, Inc. (a)(b)	1,600	88,335
MINEBEA MITSUMI, Inc.	5,600	143,745
MISUMI Group, Inc.	4,400	187,515
Mitsubishi Chemical Holdings Corp.	18,300	167,870
Mitsubishi Electric Corp.	28,500	397,710
Mitsubishi Estate Co., Ltd.	17,600	280,859
Mitsubishi Gas Chemical Co., Inc.	2,200	43,675
Mitsubishi HC Capital, Inc.	10,700	56,389
Security Description	Shares	Value
Mitsubishi Heavy Industries, Ltd.	4,300	$ 116,542
Mitsubishi UFJ Financial Group, Inc.	186,500	1,099,694
Mitsui Chemicals, Inc.	2,800	94,484
Mitsui Fudosan Co., Ltd.	13,700	327,535
Miura Co., Ltd.	1,100	44,266
Mizuho Financial Group, Inc.	36,070	512,238
MonotaRO Co., Ltd.	3,900	88,224
MS&AD Insurance Group Holdings, Inc.	6,500	218,812
Murata Manufacturing Co., Ltd.	8,700	776,626
Nabtesco Corp.	1,500	57,136
NEC Corp.	3,900	212,171
Nexon Co., Ltd.	7,300	118,226
NGK Insulators, Ltd.	4,000	68,223
NH Foods, Ltd.	1,100	41,703
Nidec Corp.	6,800	756,944
Nihon M&A Center, Inc.	4,500	132,893
Nintendo Co., Ltd.	1,700	827,488
Nippon Building Fund, Inc. REIT	23	149,451
Nippon Express Co., Ltd.	1,000	69,191
Nippon Paint Holdings Co., Ltd.	10,700	116,710
Nippon Prologis REIT, Inc.	34	113,511
Nippon Sanso Holdings Corp.	2,100	52,982
Nippon Shinyaku Co., Ltd.	700	58,346
Nippon Steel Corp.	13,000	236,989
Nippon Telegraph & Telephone Corp.	19,500	539,167
Nippon Yusen KK	2,500	189,335
Nissan Chemical Corp.	1,700	99,646
Nissan Motor Co., Ltd. (a)	35,000	176,325
Nisshin Seifun Group, Inc.	3,200	53,374
Nissin Foods Holdings Co., Ltd.	900	72,274
Nitori Holdings Co., Ltd.	1,200	237,795
Nitto Denko Corp.	2,100	150,195
Nomura Holdings, Inc.	47,400	235,184
Nomura Real Estate Holdings, Inc.	1,400	36,614
Nomura Real Estate Master Fund, Inc. REIT	59	84,924
Nomura Research Institute, Ltd.	5,100	189,236
NSK, Ltd.	5,900	40,241
NTT Data Corp.	10,100	195,980
Obayashi Corp.	11,000	91,589
Obic Co., Ltd.	1,100	210,683
Odakyu Electric Railway Co., Ltd.	4,900	113,876
Oji Holdings Corp.	12,200	61,779
Olympus Corp.	17,600	387,492
Omron Corp.	2,800	278,557
Ono Pharmaceutical Co., Ltd.	5,600	128,136
Oracle Corp. Japan	500	44,006
Oriental Land Co., Ltd.	3,000	487,475
ORIX Corp.	19,100	361,201
Orix JREIT, Inc.	45	78,243
Otsuka Corp.	1,800	92,601
Otsuka Holdings Co., Ltd.	5,900	253,133

See accompanying notes to financial statements.
55

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Pan Pacific International Holdings Corp.	6,300	$ 130,884
Panasonic Corp.	34,300	427,309
PeptiDream, Inc. (a)	1,300	42,411
Persol Holdings Co., Ltd.	2,400	60,444
Pigeon Corp.	1,600	37,284
Pola Orbis Holdings, Inc.	1,100	25,416
Rakuten Group, Inc.	12,300	119,169
Recruit Holdings Co., Ltd.	20,600	1,261,387
Renesas Electronics Corp. (a)	19,000	237,724
Resona Holdings, Inc.	33,800	135,957
Ricoh Co., Ltd.	11,100	114,208
Rinnai Corp.	600	65,929
Rohm Co., Ltd.	1,400	133,507
Ryohin Keikaku Co., Ltd.	4,200	94,107
Santen Pharmaceutical Co., Ltd.	5,900	83,338
SBI Holdings, Inc. (b)	3,800	94,034
SCSK Corp.	2,100	44,532
Secom Co., Ltd.	3,200	232,396
Seiko Epson Corp. (b)	4,300	87,060
Sekisui Chemical Co., Ltd.	5,500	94,990
Sekisui House, Ltd.	10,000	210,755
Seven & i Holdings Co., Ltd.	11,500	524,109
SG Holdings Co., Ltd.	5,300	151,055
Sharp Corp.	3,900	49,530
Shimadzu Corp.	3,600	158,584
Shimano, Inc.	1,100	324,356
Shimizu Corp.	7,400	55,910
Shin-Etsu Chemical Co., Ltd.	5,400	914,721
Shionogi & Co., Ltd.	4,200	288,118
Shiseido Co., Ltd.	6,000	405,306
Shizuoka Bank, Ltd.	5,900	48,702
SMC Corp.	900	565,288
Softbank Corp.	44,700	606,750
SoftBank Group Corp.	18,300	1,062,819
Sohgo Security Services Co., Ltd.	1,000	45,261
Sompo Holdings, Inc.	4,900	214,357
Sony Group Corp.	19,100	2,132,113
Square Enix Holdings Co., Ltd.	1,200	63,993
Stanley Electric Co., Ltd.	1,800	45,559
Subaru Corp.	9,500	176,973
SUMCO Corp.	4,500	90,787
Sumitomo Chemical Co., Ltd.	22,400	117,446
Sumitomo Dainippon Pharma Co., Ltd.	2,500	44,768
Sumitomo Electric Industries, Ltd.	11,400	152,851
Sumitomo Metal Mining Co., Ltd.	3,800	138,445
Sumitomo Mitsui Financial Group, Inc.	19,800	699,899
Sumitomo Mitsui Trust Holdings, Inc.	5,500	190,128
Sumitomo Realty & Development Co., Ltd.	4,800	175,824
Suntory Beverage & Food, Ltd.	2,200	91,490
Suzuki Motor Corp.	5,700	255,178
Security Description	Shares	Value
Sysmex Corp.	2,600	$ 324,607
T&D Holdings, Inc.	7,200	99,958
Taisei Corp.	2,500	80,663
Taisho Pharmaceutical Holdings Co., Ltd.	400	23,410
Takeda Pharmaceutical Co., Ltd.	24,108	799,243
TDK Corp.	6,000	217,522
Terumo Corp.	9,800	464,199
THK Co., Ltd.	1,600	35,492
TIS, Inc.	3,600	98,571
Tobu Railway Co., Ltd.	3,400	91,875
Toho Co., Ltd.	1,500	70,849
Tohoku Electric Power Co., Inc. (b)	5,900	43,467
Tokio Marine Holdings, Inc.	9,800	528,844
Tokyo Century Corp.	500	28,367
Tokyo Electric Power Co. Holdings, Inc. (a)	22,600	64,817
Tokyo Electron, Ltd. (b)	2,300	1,023,894
Tokyu Corp.	7,400	110,494
TOPPAN, INC.	4,800	81,868
Toray Industries, Inc.	22,500	144,428
Toshiba Corp.	6,300	266,229
Tosoh Corp.	4,700	85,681
TOTO, Ltd.	1,900	90,764
Toyo Suisan Kaisha, Ltd.	1,200	53,292
Toyota Industries Corp.	2,300	189,648
Toyota Motor Corp.	161,500	2,894,914
Trend Micro, Inc.	1,800	100,345
Tsuruha Holdings, Inc.	500	61,663
Unicharm Corp.	5,900	261,699
United Urban Investment Corp. REIT	53	71,633
USS Co., Ltd.	4,000	68,582
Welcia Holdings Co., Ltd.	1,300	46,722
West Japan Railway Co.	3,300	166,959
Yakult Honsha Co., Ltd.	2,000	101,456
Yamada Holdings Co., Ltd.	10,500	44,230
Yamaha Corp.	2,100	132,691
Yamaha Motor Co., Ltd.	4,400	123,038
Yamato Holdings Co., Ltd.	4,400	111,602
Yaskawa Electric Corp.	3,800	183,912
Yokogawa Electric Corp.	4,400	77,254
Z Holdings Corp.	39,700	255,368
ZOZO, Inc.	1,500	56,397
		58,809,237
JORDAN — 0.0% (e)
Hikma Pharmaceuticals PLC	2,709	89,491
LUXEMBOURG — 0.3%
ArcelorMittal SA	11,148	341,862
Eurofins Scientific SE	2,080	267,193
		609,055
MACAU — 0.1%
Galaxy Entertainment Group, Ltd. (a)	33,000	169,565

See accompanying notes to financial statements.
56

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Sands China, Ltd. (a)	36,800	$ 75,636
SJM Holdings, Ltd. (a)(b)	39,000	26,552
Wynn Macau, Ltd. (a)(b)	24,400	20,436
		292,189
NETHERLANDS — 4.6%
ABN AMRO Bank NV (a)(c)	6,636	95,781
Adyen NV (a)(c)	302	845,257
Aegon NV	30,358	157,164
Akzo Nobel NV	2,954	323,114
Argenx SE (a)	688	206,914
ASM International NV	728	285,345
ASML Holding NV	6,397	4,788,575
EXOR NV	1,610	136,062
Heineken Holding NV	1,802	157,154
Heineken NV	3,937	411,563
ING Groep NV (b)	59,382	864,939
JDE Peet's NV	1,146	34,267
Koninklijke Ahold Delhaize NV	15,869	528,476
Koninklijke DSM NV	2,654	531,354
Koninklijke KPN NV	55,033	173,164
Koninklijke Philips NV	13,860	615,857
Koninklijke Vopak NV	1,154	45,473
NN Group NV	4,206	220,671
Randstad NV (b)	1,922	129,418
Wolters Kluwer NV	4,189	444,606
		10,995,154
NEW ZEALAND — 0.3%
a2 Milk Co., Ltd. (a)(b)	11,759	52,160
Auckland International Airport, Ltd. (a)	18,676	100,750
Fisher & Paykel Healthcare Corp., Ltd.	8,686	191,745
Mercury NZ, Ltd.	10,197	45,724
Meridian Energy, Ltd.	20,239	68,832
Ryman Healthcare, Ltd.	6,169	64,261
Spark New Zealand, Ltd.	28,237	93,111
Xero, Ltd. (a)	2,032	204,026
		820,609
NORWAY — 0.5%
DNB Bank ASA	14,370	329,156
Gjensidige Forsikring ASA	3,322	73,752
Mowi ASA	6,522	165,941
Norsk Hydro ASA	22,106	165,923
Orkla ASA	11,788	108,329
Schibsted ASA Class A	1,161	55,355
Schibsted ASA Class B	1,506	64,144
Telenor ASA	10,566	178,294
		1,140,894
POLAND — 0.0% (e)
InPost SA (a)	3,043	50,396
PORTUGAL — 0.1%
EDP - Energias de Portugal SA	41,777	219,573
Security Description	Shares	Value
Jeronimo Martins SGPS SA	4,167	$ 83,113
		302,686
RUSSIA — 0.0% (e)
Coca-Cola HBC AG (a)	3,005	97,203
SAUDI ARABIA — 0.1%
Delivery Hero SE (a)(c)	2,419	309,647
SINGAPORE — 1.0%
Ascendas Real Estate Investment Trust	50,370	111,307
CapitaLand Integrated Commercial Trust REIT	77,109	115,300
Capitaland Investment, Ltd. (a)	40,305	100,941
City Developments, Ltd.	5,900	30,030
DBS Group Holdings, Ltd.	27,700	618,639
Genting Singapore, Ltd.	97,800	51,868
Mapletree Commercial Trust REIT	30,000	45,742
Mapletree Logistics Trust REIT	41,194	61,900
Oversea-Chinese Banking Corp., Ltd.	52,289	442,931
Singapore Airlines, Ltd. (a)	23,000	85,216
Singapore Exchange, Ltd.	11,800	86,744
Singapore Technologies Engineering, Ltd.	23,600	66,232
Singapore Telecommunications, Ltd.	126,600	229,402
United Overseas Bank, Ltd.	17,771	338,377
UOL Group, Ltd.	6,423	32,456
Venture Corp., Ltd.	5,000	66,183
		2,483,268
SPAIN — 2.4%
Abertis Infraestructuras SA (a)(b)	177	1,327
ACS Actividades de Construccion y Servicios SA	3,648	99,143
Aena SME SA (a)(c)	1,155	199,851
Amadeus IT Group SA (a)	6,969	459,404
Banco Bilbao Vizcaya Argentaria SA (a)(b)	101,452	672,192
Banco Santander SA	267,421	972,088
CaixaBank SA	68,926	214,403
Cellnex Telecom SA (c)	7,847	484,725
EDP Renovaveis SA	4,384	108,831
Enagas SA (b)	3,948	87,873
Endesa SA	4,741	95,716
Ferrovial SA	7,711	225,472
Grifols SA (b)	4,574	111,746
Iberdrola SA	91,182	917,685
Industria de Diseno Textil SA	16,799	619,510
Red Electrica Corp. SA	6,506	130,520
Siemens Gamesa Renewable Energy SA (a)	3,402	86,819
Telefonica SA	78,895	370,039
		5,857,344

See accompanying notes to financial statements.
57

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
SWEDEN — 3.6%
Alfa Laval AB	4,902	$ 184,122
Assa Abloy AB Class B	15,412	450,457
Atlas Copco AB Class A	10,222	621,834
Atlas Copco AB Class B	5,984	306,774
Boliden AB (a)	4,110	132,622
Electrolux AB Class B (b)	3,470	80,240
Embracer Group AB (a)	7,896	76,085
Epiroc AB Class A	9,908	206,121
Epiroc AB Class B	5,766	102,718
EQT AB	4,506	188,511
Essity AB Class B	9,326	289,953
Evolution AB (c)	2,614	398,768
Fastighets AB Balder Class B (a)	1,558	93,994
H & M Hennes & Mauritz AB Class B (a)	11,047	225,219
Hexagon AB Class B	29,594	459,882
Husqvarna AB Class B	6,809	81,760
ICA Gruppen AB	1,337	61,451
Industrivarden AB Class A	1,639	52,681
Industrivarden AB Class C	2,664	82,826
Investment AB Latour Class B	2,264	70,493
Investor AB Class B	28,012	605,608
Kinnevik AB Class B (a)	3,647	128,875
L E Lundbergforetagen AB Class B	1,093	60,294
Nibe Industrier AB Class B	21,953	277,657
Sandvik AB	17,331	398,580
Securitas AB Class B	4,566	72,572
Sinch AB (a)(c)	7,009	137,079
Skandinaviska Enskilda Banken AB Class A	25,190	356,750
Skanska AB Class B	5,106	128,809
SKF AB Class B	5,842	138,629
Svenska Cellulosa AB SCA Class B	9,302	145,029
Svenska Handelsbanken AB Class A	22,040	247,695
Swedbank AB Class A	13,922	282,146
Swedish Match AB	24,465	214,377
Tele2 AB Class B (b)	7,917	117,508
Telefonaktiebolaget LM Ericsson Class B (b)	44,799	507,465
Telia Co. AB	38,766	160,075
Volvo AB Class A	3,082	70,035
Volvo AB Class B	21,921	493,768
		8,709,462
SWITZERLAND — 10.3%
ABB, Ltd.	26,713	898,881
Adecco Group AG	2,488	125,407
Alcon, Inc.	7,544	614,939
Baloise Holding AG	752	114,713
Banque Cantonale Vaudoise	462	35,213
Barry Callebaut AG	49	111,358
Chocoladefabriken Lindt & Spruengli AG	16	178,721
Security Description	Shares	Value
Chocoladefabriken Lindt & Spruengli AG	2	$ 235,622
Cie Financiere Richemont SA	8,046	840,265
Clariant AG (a)	3,083	58,249
Credit Suisse Group AG	37,268	371,302
EMS-Chemie Holding AG	118	111,821
Geberit AG	575	424,693
Givaudan SA	138	630,494
Holcim, Ltd. (a)	8,106	392,244
Julius Baer Group, Ltd.	3,453	230,681
Kuehne + Nagel International AG	808	276,652
Logitech International SA (b)	2,531	225,900
Lonza Group AG	1,141	858,150
Nestle SA	43,932	5,307,538
Novartis AG	33,845	2,787,491
Partners Group Holding AG	349	548,650
Roche Holding AG Bearer Shares	483	199,030
Roche Holding AG	10,713	3,927,009
Schindler Holding AG	634	170,725
Schindler Holding AG	288	74,528
SGS SA	94	274,689
Sika AG	2,184	694,872
Sonova Holding AG	865	329,365
STMicroelectronics NV	10,516	460,262
Straumann Holding AG	157	283,335
Swatch Group AG (d)	417	109,743
Swatch Group AG (d)	807	41,697
Swiss Life Holding AG	496	251,762
Swiss Prime Site AG	1,158	113,460
Swisscom AG	399	229,857
Temenos AG	1,052	143,334
UBS Group AG	56,270	904,808
Vifor Pharma AG	742	96,643
Zurich Insurance Group AG	2,302	946,612
		24,630,715
TAIWAN — 0.1%
Sea, Ltd. ADR (a)	1,048	334,029
UNITED KINGDOM — 12.0%
3i Group PLC	14,951	258,340
Abrdn PLC	36,331	125,211
Admiral Group PLC	2,941	123,248
Ashtead Group PLC	6,819	519,116
Associated British Foods PLC	5,477	137,359
AstraZeneca PLC	23,611	2,851,860
Auto Trader Group PLC (c)	13,910	110,433
AVEVA Group PLC	1,699	82,470
Aviva PLC	61,015	325,705
BAE Systems PLC	49,203	374,970
Barclays PLC	258,532	660,930
Barratt Developments PLC	15,295	136,194
Berkeley Group Holdings PLC	1,818	106,926
British American Tobacco PLC	33,164	1,164,423
British Land Co. PLC REIT	14,364	95,909
BT Group PLC (a)	138,932	299,352

See accompanying notes to financial statements.
58

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Bunzl PLC	5,059	$ 167,463
Burberry Group PLC	6,443	157,677
CNH Industrial NV	15,724	267,883
Coca-Cola Europacific Partners PLC	3,164	174,399
Compass Group PLC (a)	27,376	562,546
Croda International PLC	2,182	251,373
DCC PLC	1,457	121,763
Diageo PLC	35,867	1,743,908
Direct Line Insurance Group PLC	20,063	78,342
Entain PLC (a)	9,067	260,403
Experian PLC	14,191	594,890
GlaxoSmithKline PLC	76,994	1,457,146
Halma PLC	5,849	224,134
Hargreaves Lansdown PLC	5,361	103,476
HSBC Holdings PLC	311,778	1,639,715
Imperial Brands PLC	14,654	307,940
Informa PLC (a)	23,398	173,329
InterContinental Hotels Group PLC (a)	2,784	178,531
Intertek Group PLC	2,483	166,628
J Sainsbury PLC	27,175	104,575
JD Sports Fashion PLC	7,867	111,219
Johnson Matthey PLC	2,844	102,962
Just Eat Takeaway.com NV (a)(c)	2,738	200,039
Kingfisher PLC	33,283	151,012
Land Securities Group PLC REIT	10,865	102,109
Legal & General Group PLC	91,627	347,286
Lloyds Banking Group PLC	1,082,759	679,893
London Stock Exchange Group PLC	5,002	502,461
M&G PLC	40,334	110,727
Melrose Industries PLC	68,461	160,664
National Grid PLC	54,088	645,135
Natwest Group PLC	88,062	267,043
Next PLC	2,130	235,847
Ocado Group PLC (a)	7,567	169,624
Pearson PLC	12,057	115,718
Persimmon PLC	4,810	173,035
Phoenix Group Holdings PLC	8,455	73,600
Prudential PLC	39,742	779,678
Reckitt Benckiser Group PLC	10,893	856,286
RELX PLC (d)	17,295	500,674
RELX PLC (d)	12,385	358,840
Rentokil Initial PLC	28,521	224,431
Rolls-Royce Holdings PLC (a)	130,114	245,861
Sage Group PLC	16,346	156,397
Schroders PLC	1,914	92,778
Segro PLC REIT	18,636	300,278
Severn Trent PLC	3,578	125,627
Smith & Nephew PLC	13,476	233,853
Smiths Group PLC	5,949	115,587
Spirax-Sarco Engineering PLC	1,149	231,923
St James's Place PLC	8,055	163,675
Security Description	Shares	Value
Standard Chartered PLC	40,655	$ 239,003
Taylor Wimpey PLC	54,404	114,288
Tesco PLC	118,048	403,178
Unilever PLC	40,070	2,163,837
United Utilities Group PLC	10,469	136,698
Vodafone Group PLC	427,436	652,986
Whitbread PLC (a)	3,020	135,028
Wm Morrison Supermarkets PLC	36,745	145,910
WPP PLC	18,320	247,141
		28,880,898
UNITED STATES — 0.9%
CyberArk Software, Ltd. (a)	622	98,164
Ferguson PLC	3,461	482,298
James Hardie Industries PLC	6,697	243,185
QIAGEN NV (a)	3,586	186,147
Stellantis NV (d)	15,835	304,202
Stellantis NV (d)	14,973	286,706
Swiss Re AG	4,645	399,046
Tenaris SA	7,709	81,231
		2,080,979
TOTAL COMMON STOCKS (Cost $204,184,646)		239,043,147

RIGHTS — 0.0% (e)
FRANCE — 0.0% (e)
Veolia Environnement SA (expiring 10/1/21) (a)	8,406	6,978
GERMANY — 0.0% (e)
Deutsche Lufthansa AG (expiring 10/5/21) (a) (b)	3,942	9,366
TOTAL RIGHTS (Cost $18,532)		16,344
SHORT-TERM INVESTMENTS — 1.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (f) (g)	100,342	100,363
State Street Navigator Securities Lending Portfolio II (h) (i)	2,741,208	2,741,208
TOTAL SHORT-TERM INVESTMENTS (Cost $2,841,571)		2,841,571
TOTAL INVESTMENTS — 100.7% (Cost $207,044,749)		241,901,062
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(1,660,539)
NET ASSETS — 100.0%		$ 240,240,523
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2021.

See accompanying notes to financial statements.
59

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.1% of net assets as of September 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2021.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$239,041,820	$1,327	$—	$239,043,147
Rights	9,366	6,978	—	16,344
Short-Term Investments	2,841,571	—	—	2,841,571
TOTAL INVESTMENTS	$241,892,757	$8,305	$—	$241,901,062
Sector Breakdown as of September 30, 2021

% of Net Assets
Financials	18.5%
Industrials	15.8
Consumer Discretionary	13.6
Health Care	13.5
Consumer Staples	10.9
Information Technology	10.3
Materials	6.4
Communication Services	5.0
Real Estate	3.1
Utilities	2.2
Energy	0.2
Short-Term Investments	1.2
Liabilities in Excess of Other Assets	(0.7)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	149,761	$149,791	$ 9,770,660	$ 9,819,987	$(101)	$—	100,342	$ 100,363	$ 212
State Street Navigator Securities Lending Portfolio II	599,372	599,372	27,494,156	25,352,320	—	—	2,741,208	2,741,208	13,767
Total		$749,163	$37,264,816	$35,172,307	$(101)	$—		$2,841,571	$13,979
See accompanying notes to financial statements.
60

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2021

Security Description	Shares	Value
COMMON STOCKS — 99.3%
AUSTRALIA — 6.2%
AGL Energy, Ltd.	26,523	$ 110,738
Ampol, Ltd.	7,026	141,853
Aristocrat Leisure, Ltd.	704	23,876
ASX, Ltd.	13,776	806,039
Aurizon Holdings, Ltd.	89,301	244,480
AusNet Services, Ltd.	266,168	484,512
Australia & New Zealand Banking Group, Ltd.	72,374	1,471,664
BHP Group PLC	31,044	790,366
BHP Group, Ltd. (a)	32,666	887,457
BlueScope Steel, Ltd.	16,533	244,824
Brambles, Ltd.	74,600	580,366
Cochlear, Ltd.	2,363	376,204
Coles Group, Ltd.	42,209	518,020
Commonwealth Bank of Australia	49,970	3,765,879
CSL, Ltd.	32,708	6,932,054
Dexus REIT	35,730	278,743
Endeavour Group, Ltd.	107,260	540,805
Fortescue Metals Group, Ltd.	99,036	1,070,219
Glencore PLC (b)	341,505	1,620,158
Goodman Group REIT	57,449	899,683
GPT Group REIT	29,508	108,068
Insurance Australia Group, Ltd.	71,717	254,880
LendLease Corp., Ltd. Stapled Security	15,871	124,389
Macquarie Group, Ltd.	4,271	561,499
Magellan Financial Group, Ltd. (a)	9,723	248,418
Medibank Pvt, Ltd.	350,622	909,246
Mirvac Group REIT	43,961	94,948
National Australia Bank, Ltd.	69,670	1,400,576
Newcrest Mining, Ltd.	73,518	1,202,314
Oil Search, Ltd.	30,902	97,994
Origin Energy, Ltd.	31,929	109,092
QBE Insurance Group, Ltd.	21,204	178,593
Ramsay Health Care, Ltd.	7,327	368,475
REA Group, Ltd. (a)	4,144	475,505
Rio Tinto PLC	73,966	4,900,336
Rio Tinto, Ltd.	25,623	1,854,210
Santos, Ltd.	27,226	141,010
Scentre Group REIT	103,739	224,058
SEEK, Ltd. (a)	8,971	201,664
Sonic Healthcare, Ltd.	74,103	2,176,461
South32, Ltd.	72,555	185,008
Stockland REIT	29,877	96,686
Suncorp Group, Ltd.	28,682	260,224
Tabcorp Holdings, Ltd.	59,611	211,425
Telstra Corp., Ltd.	403,319	1,144,957
Transurban Group Stapled Security	17,269	176,636
Transurban Group (b)	1,918	19,618
Vicinity Centres REIT	57,099	68,880
Wesfarmers, Ltd.	143,826	5,792,020
Security Description	Shares	Value
Westpac Banking Corp.	83,006	$ 1,558,944
Woodside Petroleum, Ltd.	8,459	145,915
Woolworths Group, Ltd.	107,260	3,048,810
		50,128,799
AUSTRIA — 0.2%
Erste Group Bank AG	9,063	399,765
Mondi PLC	29,224	720,900
OMV AG	5,071	306,664
Raiffeisen Bank International AG	7,842	206,127
Voestalpine AG	6,651	246,970
		1,880,426
BELGIUM — 1.0%
Ageas SA/NV	5,434	269,669
Anheuser-Busch InBev SA/NV	9,593	546,385
Etablissements Franz Colruyt NV (a)	26,519	1,352,304
Groupe Bruxelles Lambert SA	23,654	2,606,504
KBC Group NV	5,991	541,853
Proximus SADP	61,383	1,219,337
Solvay SA	2,112	263,495
UCB SA	11,917	1,336,925
Umicore SA	906	53,802
		8,190,274
BRAZIL — 0.0% (c)
Yara International ASA	5,000	248,761
CHINA — 0.2%
BOC Hong Kong Holdings, Ltd.	291,536	880,077
Prosus NV (b)	6,242	499,085
Wilmar International, Ltd.	164,800	511,055
		1,890,217
DENMARK — 4.7%
AP Moller - Maersk A/S Class B	254	688,236
Carlsberg AS Class B	11,384	1,862,114
Chr. Hansen Holding A/S	13,575	1,109,510
Coloplast A/S Class B	32,957	5,169,997
Danske Bank A/S	38,519	651,079
Demant A/S (b)	3,493	176,172
DSV A/S	2,328	558,951
Genmab A/S (b)	7,271	3,183,279
GN Store Nord A/S	5,044	349,914
Novo Nordisk A/S Class B	174,216	16,872,839
Novozymes A/S Class B	27,681	1,898,293
Orsted A/S (d)	10,385	1,373,854
Pandora A/S	6,686	812,812
Tryg A/S	55,219	1,255,662
Vestas Wind Systems A/S	59,640	2,393,557
		38,356,269
FINLAND — 1.3%
Elisa Oyj	38,688	2,405,081
Fortum Oyj	8,261	251,703
Kone Oyj Class B	47,619	3,354,329
Neste Oyj	3,620	205,449
Nokia Oyj (b)	122,853	677,589

See accompanying notes to financial statements.
61

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Nordea Bank Abp (a)(e)	81,063	$ 1,047,971
Nordea Bank Abp (e)	6,689	87,150
Orion Oyj Class B	15,121	600,214
Sampo Oyj Class A	11,074	550,716
UPM-Kymmene Oyj	20,775	739,410
Wartsila OYJ Abp	15,024	180,302
		10,099,914
FRANCE — 7.2%
Aeroports de Paris (b)	265	33,968
Air Liquide SA	14,791	2,375,542
Airbus SE (b)	5,327	710,596
Alstom SA	15,241	580,248
Atos SE	2,082	111,357
AXA SA	60,536	1,689,760
BioMerieux	8,110	926,374
BNP Paribas SA	40,505	2,602,535
Bouygues SA	8,730	363,223
Bureau Veritas SA	14,463	447,710
Capgemini SE	2,352	491,062
Carrefour SA	30,363	547,016
Cie de Saint-Gobain	10,692	721,681
Cie Generale des Etablissements Michelin SCA	3,458	532,216
CNP Assurances	2,315	36,824
Credit Agricole SA	41,296	571,736
Danone SA	24,823	1,698,787
Dassault Systemes SE	10,297	542,566
Electricite de France SA	16,569	209,117
Engie SA	52,397	688,749
EssilorLuxottica SA	10,597	2,032,570
Faurecia SE (e)	4,948	234,540
Faurecia SE (e)	1,196	56,761
Getlink SE	6,220	97,569
Hermes International	4,564	6,328,824
Ipsen SA	2,779	265,903
Kering SA	3,675	2,623,631
Klepierre SA REIT (b)	5,989	134,932
Legrand SA	5,306	570,417
L'Oreal SA	16,755	6,929,387
LVMH Moet Hennessy Louis Vuitton SE	1,503	1,080,153
Orange SA	174,789	1,894,451
Pernod Ricard SA	7,194	1,589,959
Publicis Groupe SA	4,947	334,024
Renault SA (b)	9,874	353,546
Safran SA	2,279	289,639
Sanofi	93,353	8,988,546
Sartorius Stedim Biotech	1,630	913,752
Schneider Electric SE	6,721	1,120,881
SCOR SE	6,837	198,648
SEB SA	1,350	190,723
Societe Generale SA	38,127	1,201,673
Sodexo SA (b)	1,952	171,435
Thales SA	3,280	319,922
TotalEnergies SE	53,951	2,584,533
Ubisoft Entertainment SA (b)	1,869	112,376
Security Description	Shares	Value
Unibail-Rodamco-Westfield REIT (b)(e)	24,642	$ 95,053
Unibail-Rodamco-Westfield REIT (b)(e)	1,550	114,285
Valeo	5,962	167,559
Veolia Environnement SA	3,920	120,210
Vinci SA	9,006	940,941
Vivendi SE	15,869	200,558
Worldline SA (b)(d)	733	56,076
		58,194,544
GERMANY — 6.1%
adidas AG	1,462	460,534
Allianz SE	9,823	2,218,130
Aroundtown SA	42,966	297,279
BASF SE	18,003	1,373,932
Bayer AG	17,989	979,977
Bayerische Motoren Werke AG	11,604	1,112,994
Bayerische Motoren Werke AG Preference Shares	2,976	227,636
Bechtle AG	4,524	310,915
Beiersdorf AG	17,902	1,939,064
Brenntag SE	4,225	394,565
Carl Zeiss Meditec AG	1,331	256,143
Commerzbank AG (b)	42,451	283,138
Continental AG (b)	2,688	295,295
Covestro AG (d)	7,262	499,423
Daimler AG	30,175	2,682,999
Deutsche Bank AG (b)	62,362	797,765
Deutsche Boerse AG	12,620	2,054,946
Deutsche Lufthansa AG (a)(b)	11,346	78,095
Deutsche Post AG	46,406	2,930,056
Deutsche Telekom AG	205,594	4,145,000
E.ON SE	50,664	620,522
Fresenius Medical Care AG & Co. KGaA	4,404	310,630
Fresenius SE & Co. KGaA	11,038	531,336
FUCHS PETROLUB SE Preference Shares	6,241	292,358
GEA Group AG	4,710	216,108
Hannover Rueck SE	2,542	445,885
HeidelbergCement AG	3,643	273,505
HelloFresh SE (b)	1,897	175,794
Henkel AG & Co. KGaA Preference Shares	11,960	1,111,378
Henkel AG & Co. KGaA	12,027	1,039,130
Infineon Technologies AG	11,383	468,657
Knorr-Bremse AG	10,858	1,165,771
Merck KGaA	8,737	1,900,096
MTU Aero Engines AG	576	130,440
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,421	939,254
Nemetschek SE	2,988	314,089
Porsche Automobil Holding SE Preference Shares	4,203	418,620
Puma SE	1,011	112,975

See accompanying notes to financial statements.
62

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
RWE AG	13,981	$ 495,010
SAP SE	55,438	7,509,525
Sartorius AG Preference Shares	447	284,824
Siemens AG	8,941	1,470,599
Siemens Energy AG (b)	7,100	191,149
Siemens Healthineers AG (d)	28,261	1,840,068
Symrise AG	6,250	823,217
Telefonica Deutschland Holding AG	61,544	175,320
Uniper SE	12,121	506,417
United Internet AG	3,167	123,399
Vitesco Technologies Group AG Class A (b)	538	31,776
Volkswagen AG Preference Shares	9,051	2,031,217
Zalando SE (b)(d)	1,194	109,762
		49,396,717
HONG KONG — 3.9%
AIA Group, Ltd.	108,823	1,257,427
CK Asset Holdings, Ltd.	60,354	349,658
CK Infrastructure Holdings, Ltd.	202,500	1,131,554
CLP Holdings, Ltd.	325,000	3,131,162
Hang Seng Bank, Ltd.	179,829	3,086,221
HK Electric Investments & HK Electric Investments, Ltd. Stapled Security	1,015,540	1,008,411
HKT Trust & HKT, Ltd. Stapled Security	1,346,540	1,843,900
Hong Kong & China Gas Co., Ltd.	1,930,652	2,926,489
Hong Kong Exchanges & Clearing, Ltd.	80,172	4,941,330
Jardine Matheson Holdings, Ltd.	28,600	1,516,944
Link REIT	214,612	1,840,205
MTR Corp., Ltd.	449,289	2,424,019
New World Development Co., Ltd.	41,687	170,558
Power Assets Holdings, Ltd.	479,000	2,818,136
Sun Hung Kai Properties, Ltd.	40,500	506,728
Swire Pacific, Ltd. Class A	15,500	92,188
Techtronic Industries Co., Ltd.	84,500	1,683,563
WH Group, Ltd. (d)	512,790	365,589
Wharf Real Estate Investment Co., Ltd.	21,000	108,714
Xinyi Glass Holdings, Ltd.	90,000	269,376
		31,472,172
IRELAND — 0.7%
CRH PLC	14,139	664,632
Flutter Entertainment PLC (b)	979	194,132
Kerry Group PLC Class A	27,775	3,734,021
Kingspan Group PLC	8,526	849,784
Smurfit Kappa Group PLC	6,054	318,399
		5,760,968
ISRAEL — 1.0%
Azrieli Group, Ltd.	5,299	478,465
Security Description	Shares	Value
Bank Hapoalim BM	159,286	$ 1,407,142
Bank Leumi Le-Israel BM	235,794	2,009,199
Check Point Software Technologies, Ltd. (b)	14,140	1,598,386
Elbit Systems, Ltd.	1,362	198,253
ICL Group, Ltd.	35,090	257,779
Isracard, Ltd.	0	1
Mizrahi Tefahot Bank, Ltd.	31,212	1,054,541
Nice, Ltd. (b)	1,041	290,408
Teva Pharmaceutical Industries, Ltd. ADR (b)	18,395	179,167
Teva Pharmaceutical Industries, Ltd. (b)	21,173	208,176
		7,681,517
ITALY — 1.9%
Assicurazioni Generali SpA	54,598	1,163,652
Atlantia SpA (b)	7,134	135,388
DiaSorin SpA	7,776	1,634,325
Enel SpA	164,425	1,267,417
Eni SpA	63,846	854,338
Ferrari NV	7,855	1,647,288
FinecoBank Banca Fineco SpA (b)	50,057	909,072
Infrastrutture Wireless Italiane SpA (d)	18,018	201,218
Intesa Sanpaolo SpA	546,980	1,555,329
Mediobanca Banca di Credito Finanziario SpA (b)	20,001	242,001
Moncler SpA	12,557	771,597
Poste Italiane SpA (d)	7,330	101,347
Prysmian SpA	2,258	79,345
Recordati Industria Chimica e Farmaceutica SpA	17,828	1,038,873
Snam SpA	237,124	1,318,012
Telecom Italia SpA (e)	835,982	328,831
Telecom Italia SpA (e)	867,191	351,660
Terna - Rete Elettrica Nazionale	7,328	52,112
UniCredit SpA	114,373	1,524,355
		15,176,160
JAPAN — 26.6%
ABC-Mart, Inc.	17,200	975,810
Advantest Corp.	14,000	1,258,526
Aeon Co., Ltd. (a)	23,500	619,225
AGC, Inc.	2,800	145,050
Aisin Corp.	6,300	229,810
Ajinomoto Co., Inc.	36,200	1,072,617
ANA Holdings, Inc. (b)	47,100	1,226,521
Asahi Group Holdings, Ltd.	13,000	631,620
Asahi Intecc Co., Ltd.	21,300	586,072
Asahi Kasei Corp.	23,500	252,008
Astellas Pharma, Inc.	130,500	2,155,019
Azbil Corp.	2,600	112,086
Bandai Namco Holdings, Inc.	19,700	1,483,128
Bridgestone Corp.	33,700	1,602,619
Brother Industries, Ltd.	15,900	351,560

See accompanying notes to financial statements.
63

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Canon, Inc. (a)	112,100	$ 2,753,395
Capcom Co., Ltd.	11,900	331,163
Central Japan Railway Co.	7,000	1,121,443
Chiba Bank, Ltd.	44,500	290,751
Chubu Electric Power Co., Inc.	43,200	511,663
Chugai Pharmaceutical Co., Ltd.	78,600	2,890,395
Concordia Financial Group, Ltd.	66,400	263,041
Cosmos Pharmaceutical Corp. (a)	700	119,391
Daifuku Co., Ltd.	2,300	216,859
Dai-ichi Life Holdings, Inc.	34,708	769,284
Daiichi Sankyo Co., Ltd.	5,718	152,694
Daikin Industries, Ltd.	1,000	219,225
Daito Trust Construction Co., Ltd.	4,100	479,175
Daiwa House Industry Co., Ltd.	45,200	1,514,701
Daiwa House REIT Investment Corp.	422	1,234,891
Daiwa Securities Group, Inc.	19,900	116,627
Denso Corp.	12,000	789,962
Dentsu Group, Inc.	1,300	50,159
Disco Corp.	1,100	309,075
East Japan Railway Co.	30,000	2,108,537
Eisai Co., Ltd.	16,500	1,241,622
ENEOS HoldingS, Inc.	271,082	1,107,652
FANUC Corp.	600	132,099
Fast Retailing Co., Ltd.	300	221,770
FUJIFILM Holdings Corp.	22,600	1,952,421
Fujitsu, Ltd.	12,700	2,311,781
GMO Payment Gateway, Inc.	1,400	177,925
Hakuhodo DY Holdings, Inc.	19,100	331,072
Hamamatsu Photonics KK	17,100	1,063,625
Hankyu Hanshin Holdings, Inc.	17,800	563,155
Hikari Tsushin, Inc.	1,600	270,885
Hino Motors, Ltd.	3,200	30,143
Hirose Electric Co., Ltd.	8,900	1,486,059
Hitachi, Ltd.	63,900	3,802,787
Honda Motor Co., Ltd.	69,200	2,142,828
Hoshizaki Corp.	1,500	136,859
Hoya Corp.	25,700	4,025,162
Idemitsu Kosan Co., Ltd.	22,800	602,006
Inpex Corp.	44,900	352,520
Isuzu Motors, Ltd.	18,700	246,875
ITOCHU Corp.	89,814	2,637,871
Japan Airlines Co., Ltd. (b)	43,700	1,043,787
Japan Exchange Group, Inc.	46,106	1,146,710
Japan Metropolitan Fund Invest REIT	170	163,486
Japan Post Bank Co., Ltd.	163,600	1,407,627
Japan Post Holdings Co., Ltd.	342,200	2,897,084
Japan Post Insurance Co., Ltd.	18,200	332,273
Japan Real Estate Investment Corp. REIT	40	239,480
Japan Tobacco, Inc.	131,600	2,583,052
JFE Holdings, Inc.	38,000	577,961
Kajima Corp.	50,100	647,494
Security Description	Shares	Value
Kakaku.com, Inc. (a)	15,900	$ 516,581
Kansai Electric Power Co., Inc.	24,400	237,385
Kao Corp.	39,100	2,332,158
KDDI Corp.	156,218	5,167,830
Keio Corp.	13,000	697,916
Keisei Electric Railway Co., Ltd.	4,400	146,502
Keyence Corp.	14,500	8,707,148
Kikkoman Corp.	4,700	382,908
Kintetsu Group Holdings Co., Ltd. (b)	42,300	1,431,167
Kirin Holdings Co., Ltd.	28,400	528,165
Kobayashi Pharmaceutical Co., Ltd.	2,500	198,073
Kobe Bussan Co., Ltd. (a)	4,000	131,033
Koei Tecmo Holdings Co., Ltd.	4,030	192,154
Koito Manufacturing Co., Ltd.	1,600	96,652
Komatsu, Ltd.	20,200	487,914
Kose Corp.	1,000	119,919
Kubota Corp.	21,600	462,491
Kyocera Corp.	2,200	138,024
Kyowa Kirin Co., Ltd.	16,500	595,227
Lasertec Corp.	4,300	986,216
Lawson, Inc.	22,700	1,114,909
Lion Corp.	27,200	440,758
Lixil Corp.	13,700	399,673
M3, Inc.	23,400	1,676,117
Makita Corp.	5,400	297,647
Marubeni Corp.	103,300	863,989
Mazda Motor Corp. (b)	43,300	378,766
McDonald's Holdings Co. Japan, Ltd.	24,200	1,140,865
MEIJI Holdings Co., Ltd.	20,100	1,298,866
MISUMI Group, Inc.	7,500	319,628
Mitsubishi Chemical Holdings Corp.	47,500	435,727
Mitsubishi Corp.	65,800	2,085,313
Mitsubishi Electric Corp.	44,400	619,590
Mitsubishi Estate Co., Ltd.	18,900	301,604
Mitsubishi Heavy Industries, Ltd.	14,200	384,860
Mitsubishi UFJ Financial Group, Inc.	756,000	4,457,740
Mitsui & Co., Ltd.	48,100	1,062,231
Mitsui Chemicals, Inc.	4,900	165,346
Mitsui Fudosan Co., Ltd.	21,300	509,234
Mizuho Financial Group, Inc.	277,640	3,942,824
MonotaRO Co., Ltd.	45,000	1,017,970
MS&AD Insurance Group Holdings, Inc.	35,800	1,205,152
Murata Manufacturing Co., Ltd.	34,300	3,061,869
Nabtesco Corp.	1,200	45,709
NEC Corp.	29,700	1,615,765
Nexon Co., Ltd.	9,400	152,237
NH Foods, Ltd.	5,500	208,514
Nihon M&A Center, Inc.	17,200	507,945
Nintendo Co., Ltd.	6,500	3,163,926
Nippon Building Fund, Inc. REIT	38	246,919
Nippon Express Co., Ltd.	1,600	110,706

See accompanying notes to financial statements.
64

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Nippon Paint Holdings Co., Ltd.	52,000	$ 567,188
Nippon Prologis REIT, Inc.	660	2,203,451
Nippon Shinyaku Co., Ltd.	1,400	116,693
Nippon Steel Corp.	45,300	825,814
Nippon Telegraph & Telephone Corp.	162,600	4,495,819
Nippon Yusen KK	2,200	166,614
Nissan Chemical Corp.	7,100	416,168
Nissan Motor Co., Ltd. (b)	185,216	933,094
Nissin Foods Holdings Co., Ltd.	3,600	289,097
Nitori Holdings Co., Ltd.	8,900	1,763,648
Nitto Denko Corp.	5,600	400,520
Nomura Holdings, Inc.	125,200	621,203
Nomura Real Estate Master Fund, Inc. REIT	146	210,151
Nomura Research Institute, Ltd.	21,700	805,180
Obayashi Corp.	52,100	433,797
Obic Co., Ltd.	7,000	1,340,712
Odakyu Electric Railway Co., Ltd.	24,500	569,379
Oji Holdings Corp.	27,100	137,231
Olympus Corp.	4,100	90,268
Ono Pharmaceutical Co., Ltd.	25,600	585,766
Oracle Corp. Japan	3,600	316,845
Oriental Land Co., Ltd.	17,900	2,908,600
ORIX Corp.	45,900	868,017
Orix JREIT, Inc.	50	86,937
Osaka Gas Co., Ltd.	55,300	1,015,547
Otsuka Corp.	4,700	241,792
Otsuka Holdings Co., Ltd.	14,500	622,106
Pan Pacific International Holdings Corp.	24,000	498,606
Panasonic Corp.	72,600	904,450
PeptiDream, Inc. (b)	22,400	730,773
Pigeon Corp.	6,200	144,477
Rakuten Group, Inc.	6,600	63,944
Recruit Holdings Co., Ltd.	68,605	4,200,846
Renesas Electronics Corp. (b)	3,700	46,293
Resona Holdings, Inc.	98,700	397,011
Ricoh Co., Ltd.	25,100	258,255
Rinnai Corp.	8,400	923,002
Ryohin Keikaku Co., Ltd.	5,400	120,995
Santen Pharmaceutical Co., Ltd.	28,500	402,563
Secom Co., Ltd.	30,300	2,200,501
Seiko Epson Corp.	1,800	36,444
Sekisui Chemical Co., Ltd.	24,500	423,137
Sekisui House, Ltd.	50,200	1,057,991
Seven & i Holdings Co., Ltd.	41,800	1,905,023
SG Holdings Co., Ltd.	110,000	3,135,111
Shimadzu Corp.	17,200	757,679
Shimano, Inc.	7,600	2,241,004
Shin-Etsu Chemical Co., Ltd.	20,300	3,438,674
Shionogi & Co., Ltd.	25,200	1,728,710
Shizuoka Bank, Ltd.	60,900	502,701
SMC Corp.	500	314,049
Softbank Corp.	233,500	3,169,489
Security Description	Shares	Value
SoftBank Group Corp.	18,000	$ 1,045,395
Sohgo Security Services Co., Ltd.	5,400	244,410
Sompo Holdings, Inc.	9,600	419,965
Sony Group Corp.	22,000	2,455,837
Square Enix Holdings Co., Ltd.	4,300	229,308
Subaru Corp.	24,400	454,541
SUMCO Corp.	1,200	24,210
Sumitomo Chemical Co., Ltd.	67,700	354,959
Sumitomo Corp.	48,712	690,460
Sumitomo Dainippon Pharma Co., Ltd.	5,100	91,327
Sumitomo Electric Industries, Ltd.	24,500	328,497
Sumitomo Mitsui Financial Group, Inc.	72,300	2,555,691
Sumitomo Mitsui Trust Holdings, Inc.	20,300	701,744
Sumitomo Realty & Development Co., Ltd.	700	25,641
Suntory Beverage & Food, Ltd.	43,187	1,795,991
Suzuki Motor Corp.	4,400	196,980
Sysmex Corp.	18,000	2,247,278
T&D Holdings, Inc.	44,600	619,183
Taisei Corp.	21,100	680,798
Taisho Pharmaceutical Holdings Co., Ltd.	3,300	193,135
Takeda Pharmaceutical Co., Ltd.	28,551	946,540
TDK Corp.	3,600	130,513
Terumo Corp.	4,700	222,626
TIS, Inc.	17,800	487,376
Tobu Railway Co., Ltd.	27,200	735,003
Toho Co., Ltd.	4,000	188,931
Toho Gas Co., Ltd.	12,100	528,680
Tohoku Electric Power Co., Inc. (a)	23,700	174,604
Tokio Marine Holdings, Inc.	24,300	1,311,318
Tokyo Electric Power Co. Holdings, Inc. (b)	290,900	834,309
Tokyo Electron, Ltd.	8,000	3,561,371
Tokyo Gas Co., Ltd.	29,908	557,282
Tokyu Corp.	5,000	74,658
Toray Industries, Inc.	83,000	532,777
Toshiba Corp.	3,200	135,227
Tosoh Corp.	21,700	395,589
Toyo Suisan Kaisha, Ltd.	17,800	790,491
Toyota Industries Corp.	1,500	123,684
Toyota Motor Corp.	307,500	5,511,987
Toyota Tsusho Corp.	4,300	183,253
Trend Micro, Inc.	5,800	323,334
Tsuruha Holdings, Inc.	5,900	727,618
Unicharm Corp.	24,106	1,069,241
United Urban Investment Corp. REIT	131	177,054
USS Co., Ltd.	24,900	426,921
Welcia Holdings Co., Ltd.	40,700	1,462,756
West Japan Railway Co.	27,200	1,376,151

See accompanying notes to financial statements.
65

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Yakult Honsha Co., Ltd.	13,600	$ 689,904
Yamada Holdings Co., Ltd.	256,500	1,080,484
Yamaha Corp.	3,200	202,196
Yamaha Motor Co., Ltd.	12,800	357,930
Yamato Holdings Co., Ltd.	3,500	88,774
Yaskawa Electric Corp.	2,800	135,514
Z Holdings Corp.	45,200	290,746
ZOZO, Inc.	6,200	233,108
		215,664,700
JORDAN — 0.1%
Hikma Pharmaceuticals PLC	30,435	1,005,408
LUXEMBOURG — 0.2%
ArcelorMittal SA	17,087	523,987
Eurofins Scientific SE	7,447	956,627
		1,480,614
MACAU — 0.0% (c)
Galaxy Entertainment Group, Ltd. (b)	22,000	113,043
Sands China, Ltd. (b)	60,000	123,320
		236,363
NETHERLANDS — 5.4%
ABN AMRO Bank NV (b)(d)	20,349	293,708
Adyen NV (b)(d)	1,125	3,148,722
Aegon NV	126,164	653,155
Akzo Nobel NV	2,943	321,910
ASM International NV	2,282	894,446
ASML Holding NV	22,895	17,138,414
EXOR NV	9,222	779,357
Heineken NV	7,651	799,815
ING Groep NV (a)	140,323	2,043,900
Koninklijke Ahold Delhaize NV	85,640	2,852,020
Koninklijke DSM NV	4,573	915,554
Koninklijke KPN NV	151,372	476,299
Koninklijke Philips NV	43,712	1,942,305
Koninklijke Vopak NV	25,631	1,009,972
NN Group NV	19,468	1,021,402
Randstad NV (a)	5,535	372,699
Royal Dutch Shell PLC Class A	175,129	3,908,038
Royal Dutch Shell PLC Class B	114,501	2,546,776
Universal Music Group NV (b)	15,869	425,117
Wolters Kluwer NV	24,151	2,563,306
		44,106,915
NEW ZEALAND — 0.4%
a2 Milk Co., Ltd. (a)(b)	37,495	166,318
Auckland International Airport, Ltd. (b)	83,857	452,378
Fisher & Paykel Healthcare Corp., Ltd.	63,209	1,395,352
Meridian Energy, Ltd.	50,798	172,762
Ryman Healthcare, Ltd.	12,889	134,261
Spark New Zealand, Ltd.	360,793	1,189,709
		3,510,780
Security Description	Shares	Value
NORWAY — 0.4%
DNB Bank ASA	20,393	$ 467,117
Equinor ASA	12,761	325,485
Gjensidige Forsikring ASA	12,852	285,330
Mowi ASA	5,653	143,831
Norsk Hydro ASA	24,951	187,277
Orkla ASA	67,443	619,787
Telenor ASA	64,939	1,095,800
		3,124,627
PORTUGAL — 0.1%
EDP - Energias de Portugal SA	41,961	220,540
Jeronimo Martins SGPS SA	14,356	286,338
		506,878
RUSSIA — 0.0% (c)
Coca-Cola HBC AG (b)	1,868	60,424
Evraz PLC	11,914	95,486
		155,910
SINGAPORE — 1.6%
CapitaLand Integrated Commercial Trust REIT	294,700	440,661
DBS Group Holdings, Ltd.	106,050	2,368,471
Keppel Corp., Ltd.	42,411	163,071
Oversea-Chinese Banking Corp., Ltd.	297,745	2,522,147
Singapore Airlines, Ltd. (b)	237,049	878,283
Singapore Exchange, Ltd.	226,900	1,667,989
Singapore Technologies Engineering, Ltd.	422,100	1,184,591
Singapore Telecommunications, Ltd.	976,000	1,768,533
United Overseas Bank, Ltd.	92,375	1,758,908
Venture Corp., Ltd.	21,400	283,263
		13,035,917
SOUTH AFRICA — 0.1%
Anglo American PLC	19,408	686,276
SPAIN — 1.4%
ACS Actividades de Construccion y Servicios SA	10,591	287,836
Aena SME SA (b)(d)	3,426	592,805
Amadeus IT Group SA (b)	2,571	169,483
Banco Bilbao Vizcaya Argentaria SA (a)(b)	282,714	1,873,183
Banco Santander SA	575,128	2,090,617
CaixaBank SA	149,570	465,256
Endesa SA	36,407	735,018
Ferrovial SA	3,790	110,821
Grifols SA	7,796	190,461
Iberdrola SA	161,334	1,623,717
Industria de Diseno Textil SA	10,620	391,642
Naturgy Energy Group SA (a)	3,946	99,467
Red Electrica Corp. SA	46,723	937,330
Repsol SA	30,585	400,474

See accompanying notes to financial statements.
66

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Telefonica SA	228,274	$ 1,070,667
		11,038,777
SWEDEN — 2.7%
Alfa Laval AB	18,709	702,720
Assa Abloy AB Class B	57,708	1,686,672
Atlas Copco AB Class A	37,352	2,272,232
Atlas Copco AB Class B	33,166	1,700,276
Boliden AB (b)	16,568	534,620
Electrolux AB Class B (a)	8,926	206,403
Epiroc AB Class A	44,731	930,559
Epiroc AB Class B	24,130	429,861
Essity AB Class B	21,072	655,147
Evolution AB (d)	8,100	1,235,663
H & M Hennes & Mauritz AB Class B (b)	8,492	173,130
Hexagon AB Class B	114,429	1,778,194
Husqvarna AB Class B	24,277	291,511
ICA Gruppen AB	20,117	924,616
Investor AB Class B	34,293	741,400
Kinnevik AB Class B (b)	6,201	219,126
L E Lundbergforetagen AB Class B	8,272	456,312
Nibe Industrier AB Class B	37,967	480,199
Sandvik AB	50,665	1,165,199
Skandinaviska Enskilda Banken AB Class A	41,729	590,981
Skanska AB Class B	34,104	860,343
SKF AB Class B	12,671	300,678
Svenska Handelsbanken AB Class A	37,760	424,363
Swedbank AB Class A	23,652	479,337
Swedish Match AB	29,683	260,100
Telefonaktiebolaget LM Ericsson Class B (a)	82,167	930,754
Telia Co. AB	267,670	1,105,278
Volvo AB Class B	26,782	603,261
		22,138,935
SWITZERLAND — 12.9%
ABB, Ltd.	15,102	508,176
Adecco Group AG	3,564	179,642
Alcon, Inc.	7,653	623,824
Baloise Holding AG	1,950	297,459
Barry Callebaut AG	469	1,065,852
Chocoladefabriken Lindt & Spruengli AG	244	2,725,497
Chocoladefabriken Lindt & Spruengli AG	6	706,866
Cie Financiere Richemont SA	4,738	494,802
Credit Suisse Group AG	74,390	741,149
EMS-Chemie Holding AG	2,939	2,785,095
Geberit AG	3,871	2,859,108
Givaudan SA	1,373	6,272,955
Holcim, Ltd. (b)(e)	4,552	220,268
Holcim, Ltd. (b)(e)	5,120	246,966
Julius Baer Group, Ltd.	4,535	302,965
Security Description	Shares	Value
Kuehne + Nagel International AG	10,700	$ 3,663,590
Logitech International SA	23,527	2,099,864
Lonza Group AG	1,452	1,092,055
Nestle SA	162,816	19,670,218
Novartis AG	168,175	13,850,979
Partners Group Holding AG	2,359	3,708,499
Roche Holding AG Bearer Shares	3,670	1,512,299
Roche Holding AG	55,447	20,324,920
Schindler Holding AG (e)	4,788	1,289,324
Schindler Holding AG (e)	6,404	1,657,207
SGS SA	259	756,857
Sika AG	1,410	448,612
Sonova Holding AG	5,906	2,248,820
Straumann Holding AG	434	783,233
Swatch Group AG	461	121,322
Swiss Life Holding AG	852	432,462
Swiss Prime Site AG	15,578	1,526,322
Swisscom AG	8,911	5,133,485
Temenos AG	1,719	234,212
UBS Group AG	105,735	1,700,193
Vifor Pharma AG	458	59,653
Zurich Insurance Group AG	4,275	1,757,935
		104,102,685
UNITED KINGDOM — 11.9%
3i Group PLC	24,935	430,855
Abrdn PLC	45,171	155,677
Admiral Group PLC	49,806	2,087,207
Ashtead Group PLC	26,126	1,988,916
Associated British Foods PLC	10,549	264,562
AstraZeneca PLC	22,023	2,660,053
Aviva PLC	90,925	485,368
BAE Systems PLC	251,318	1,915,263
Barclays PLC	697,728	1,783,722
Barratt Developments PLC	68,027	605,747
Berkeley Group Holdings PLC	9,158	538,628
BP PLC	739,286	3,392,167
British American Tobacco PLC	54,675	1,919,696
British Land Co. PLC REIT	19,523	130,356
BT Group PLC (b)	396,458	854,234
Bunzl PLC	39,612	1,311,236
Burberry Group PLC	4,821	117,982
CK Hutchison Holdings, Ltd.	117,000	780,787
CNH Industrial NV	18,831	320,816
Coca-Cola European Partners PLC	5,301	293,092
Compass Group PLC (b)	18,985	390,120
Croda International PLC	29,970	3,452,635
DCC PLC	1,421	118,754
Diageo PLC	127,591	6,203,668
Direct Line Insurance Group PLC	207,291	809,435
Entain PLC (b)	4,092	117,522
Experian PLC	48,484	2,032,460
GlaxoSmithKline PLC	423,325	8,011,614
Halma PLC	17,425	667,728

See accompanying notes to financial statements.
67

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Hargreaves Lansdown PLC	26,481	$ 511,127
HSBC Holdings PLC	950,781	5,000,386
Imperial Brands PLC	74,547	1,566,534
Informa PLC (b)	12,971	96,087
InterContinental Hotels Group PLC (b)	941	60,344
Intertek Group PLC	13,441	901,990
J Sainsbury PLC	272,929	1,050,283
JD Sports Fashion PLC	7,490	105,889
Johnson Matthey PLC	16,833	609,409
Kingfisher PLC	59,853	271,565
Land Securities Group PLC REIT	17,126	160,950
Legal & General Group PLC	87,707	332,428
Lloyds Banking Group PLC	2,322,465	1,458,338
London Stock Exchange Group PLC	19,068	1,915,421
M&G PLC	241,288	662,394
Melrose Industries PLC	45,698	107,244
National Grid PLC	268,498	3,202,512
Natwest Group PLC	189,021	573,195
Next PLC	1,938	214,588
Ocado Group PLC (b)	24,625	552,002
Pearson PLC	26,008	249,613
Persimmon PLC	23,053	829,308
Prudential PLC	155,291	3,046,576
Reckitt Benckiser Group PLC	54,589	4,291,177
RELX PLC	89,034	2,577,453
Rentokil Initial PLC	74,816	588,725
Rolls-Royce Holdings PLC (b)	104,105	196,714
Sage Group PLC	100,610	962,626
Schroders PLC	9,896	479,691
Segro PLC REIT	7,460	120,201
Severn Trent PLC	17,903	628,593
Smith & Nephew PLC	19,327	335,387
Smiths Group PLC	25,451	494,506
Spirax-Sarco Engineering PLC	3,483	703,037
SSE PLC	26,666	564,855
St James's Place PLC	17,946	364,656
Standard Chartered PLC	135,821	798,465
Taylor Wimpey PLC	89,573	188,169
Tesco PLC	267,979	915,248
Unilever PLC	198,459	10,717,070
United Utilities Group PLC	41,203	538,005
Vodafone Group PLC	858,788	1,311,954
Whitbread PLC (b)	2,736	122,330
Wm Morrison Supermarkets PLC	491,697	1,952,476
WPP PLC	39,156	528,224
		96,698,045
UNITED STATES — 1.1%
Ferguson PLC	15,412	2,147,693
Jackson Financial, Inc. Class A (b)(e)	3,827	95,675
Jackson Financial, Inc. Class A (b)(e)	3,827	99,502
James Hardie Industries PLC	5,246	190,495
Security Description	Shares	Value
QIAGEN NV (b)	42,561	$ 2,209,315
Stellantis NV (e)	105,111	2,019,262
Stellantis NV (e)	70,221	1,344,604
Swiss Re AG	5,756	494,491
Tenaris SA	945	9,957
		8,610,994
TOTAL COMMON STOCKS (Cost $733,845,982)		804,580,562

RIGHTS — 0.0% (c)
FRANCE — 0.0% (c)
Veolia Environnement SA (expiring 10/1/21) (b)	3,920	3,254
GERMANY — 0.0% (c)
Deutsche Lufthansa AG (expiring 10/5/21) (a) (b)	11,346	26,957
TOTAL RIGHTS (Cost $40,990)		30,211
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (f) (g)	45,445	45,454
State Street Navigator Securities Lending Portfolio II (h) (i)	5,132,905	5,132,905
TOTAL SHORT-TERM INVESTMENTS (Cost $5,178,359)		5,178,359
TOTAL INVESTMENTS — 99.9% (Cost $739,065,331)		809,789,132
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		872,475
NET ASSETS — 100.0%		$ 810,661,607
(a)	All or a portion of the shares of the security are on loan at September 30, 2021.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.2% of net assets as of September 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2021.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
68

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$804,580,562	$ —	$—	$804,580,562
Rights	26,957	3,254	—	30,211
Short-Term Investments	5,178,359	—	—	5,178,359
TOTAL INVESTMENTS	$809,785,878	$3,254	$—	$809,789,132
Sector Breakdown as of September 30, 2021

% of Net Assets
Health Care	17.1%
Financials	15.9
Industrials	14.0
Consumer Staples	13.4
Information Technology	9.3
Consumer Discretionary	9.2
Materials	6.3
Communication Services	6.1
Utilities	3.8
Energy	2.2
Real Estate	2.0
Short-Term Investments	0.6
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	164,850	$ 164,883	$ 31,918,611	$ 32,037,970	$(86)	$16	45,445	$ 45,454	$ 433
State Street Navigator Securities Lending Portfolio II	1,486,278	1,486,278	80,677,482	77,030,855	—	—	5,132,905	5,132,905	39,363
Total		$1,651,161	$112,596,093	$109,068,825	$(86)	$16		$5,178,359	$39,796
See accompanying notes to financial statements.
69

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS
September 30, 2021

Security Description	Shares	Value
COMMON STOCKS — 99.9%
BRAZIL — 3.4%
Ambev SA	114,231	$ 320,750
Americanas SA (a)	13,944	79,126
B3 SA - Brasil Bolsa Balcao	193,581	452,609
Banco Bradesco SA Preference Shares	140,932	538,753
Banco Bradesco SA	21,105	69,176
Banco BTG Pactual SA	5,192	23,974
Banco Inter SA Preference Shares (b)	1	3
Banco Inter SA	6,906	59,125
Banco Santander Brasil SA	9,304	60,394
BB Seguridade Participacoes SA	28,078	102,802
Bradespar SA Preference Shares	3,425	32,851
Braskem SA Class A, Preference Shares (a)	1,600	17,424
Centrais Eletricas Brasileiras SA	9,238	65,289
Cia Brasileira de Distribuicao	3,158	14,918
Cia Siderurgica Nacional SA	33,540	176,844
Cosan SA	50,620	213,483
Equatorial Energia SA	70,197	326,579
Gerdau SA Preference Shares	25,310	125,879
Itau Unibanco Holding SA Preference Shares	122,609	650,971
Itausa SA Preference Shares	142,557	291,451
Itausa SA	3	6
Klabin SA (a)	15,964	70,930
Localiza Rent a Car SA	22,566	225,581
Lojas Americanas SA Preference Shares	44,434	39,305
Lojas Renner SA	40,937	258,594
Magazine Luiza SA	103,303	271,865
Natura & Co. Holding SA (a)	17,583	147,049
Notre Dame Intermedica Participacoes SA	8,578	117,456
Rumo SA (a)	41,912	129,146
Sendas Distribuidora SA	14,655	51,209
Suzano SA (a)	15,529	155,378
Telefonica Brasil SA	23,389	184,016
TOTVS SA	8,476	56,155
Via S/A (a)	29,402	41,603
WEG SA	66,490	483,584
		5,854,278
CHILE — 0.4%
Banco Santander Chile	4,068,917	203,546
Cencosud SA	51,356	99,146
Empresas CMPC SA	88,658	166,793
Enel Americas SA	1,155,106	136,445
Falabella SA	18,393	64,315
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	2,220	119,610
		789,855
Security Description	Shares	Value
CHINA — 35.6%
21Vianet Group, Inc. ADR (a)	1,467	$ 25,394
360 DigiTech, Inc. ADR (a)	2,096	42,591
3SBio, Inc. (a)(b)(c)	26,000	25,550
AAC Technologies Holdings, Inc. (c)	20,000	95,444
Addsino Co., Ltd. Class A	22,300	52,070
Agora, Inc. ADR (a)	1,400	40,600
Agricultural Bank of China, Ltd. Class H	665,000	228,938
Aier Eye Hospital Group Co., Ltd. Class A	5,545	45,879
Air China, Ltd. Class A (a)	37,800	43,575
Airtac International Group	2,000	62,813
Akeso, Inc. (a)(b)	3,000	16,494
Alibaba Group Holding, Ltd. ADR (a)	2,473	366,128
Alibaba Group Holding, Ltd. (a)	335,200	6,123,004
Alibaba Health Information Technology, Ltd. (a)	92,000	132,363
Anhui Conch Cement Co., Ltd. Class H	45,000	242,785
ANTA Sports Products, Ltd.	46,695	880,557
Autohome, Inc. ADR	1,193	55,987
AviChina Industry & Technology Co., Ltd. Class H	24,000	15,168
Baidu, Inc. ADR (a)	7,046	1,083,322
Baidu, Inc. Class A (a)	1,200	22,876
Bank of China, Ltd. Class H	1,968,509	697,923
Bank of Communications Co., Ltd. Class H	323,000	191,693
Baozun, Inc. ADR (a)(c)	2,048	35,901
BeiGene, Ltd. ADR (a)(c)	911	330,693
Beijing E-Hualu Information Technology Co., Ltd. Class A (a)	10,500	48,384
Beijing Enterprises Holdings, Ltd.	10,000	40,015
Beijing Enterprises Water Group, Ltd.	290,000	113,994
Beijing Shunxin Agriculture Co., Ltd. Class A	9,800	53,662
Beijing Yuanliu Hongyuan Electronic Technology Co., Ltd. Class A	2,900	67,849
BGI Genomics Co., Ltd. Class A	5,000	67,795
Bilibili, Inc. ADR (a)(c)	4,007	265,143
Burning Rock Biotech, Ltd. ADR (a)	900	16,092
BYD Co., Ltd. Class A	2,600	100,515
BYD Co., Ltd. Class H (c)	23,136	722,197
BYD Electronic International Co., Ltd. (c)	19,500	68,760
Caitong Securities Co., Ltd. Class A	60,700	101,668
CanSino Biologics, Inc. Class H (a)(b)(c)	1,600	56,521

See accompanying notes to financial statements.
70

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
CGN Power Co., Ltd. Class H (b)(c)	685,000	$ 208,545
China Cinda Asset Management Co., Ltd. Class H	498,000	84,443
China CITIC Bank Corp., Ltd. Class H	370,000	167,304
China Conch Venture Holdings, Ltd.	41,500	192,183
China Construction Bank Corp. Class H	2,339,340	1,676,828
China Eastern Airlines Corp., Ltd. Class A (a)	56,500	41,233
China Everbright Environment Group, Ltd.	139,851	105,634
China Evergrande Group (c)	37,000	14,021
China Feihe, Ltd. (b)	50,000	84,397
China Hongqiao Group, Ltd.	38,000	48,912
China International Capital Corp., Ltd. Class H (b)	35,200	92,469
China Jinmao Holdings Group, Ltd.	8,000	2,877
China Life Insurance Co., Ltd. Class H	230,000	377,589
China Literature, Ltd. (a)(b)(c)	5,800	44,256
China Longyuan Power Group Corp., Ltd. Class H	140,000	346,014
China Medical System Holdings, Ltd.	23,000	41,954
China Meidong Auto Holdings, Ltd.	12,000	60,272
China Mengniu Dairy Co., Ltd. (a)	61,000	392,972
China Merchants Bank Co., Ltd. Class A	32,300	252,484
China Merchants Bank Co., Ltd. Class H	92,000	733,315
China Merchants Port Holdings Co., Ltd.	77,024	132,188
China Minsheng Banking Corp., Ltd. Class H (c)	224,300	90,185
China Molybdenum Co., Ltd. Class A	100,000	93,585
China National Building Material Co., Ltd. Class H	96,000	129,979
China Oilfield Services, Ltd. Class H	82,000	78,264
China Overseas Land & Investment, Ltd.	71,000	161,798
China Pacific Insurance Group Co., Ltd. Class H	64,600	192,108
China Railway Group, Ltd. Class H	309,000	154,011
China Resources Beer Holdings Co., Ltd.	24,000	177,272
China Resources Cement Holdings, Ltd.	74,000	71,389
China Resources Gas Group, Ltd.	24,000	126,094
Security Description	Shares	Value
China Resources Land, Ltd.	92,000	$ 388,226
China Taiping Insurance Holdings Co., Ltd.	81,030	123,242
China Tourism Group Duty Free Corp., Ltd. Class A	2,500	100,713
China Tower Corp., Ltd. Class H (b)	450,000	58,962
China Vanke Co., Ltd. Class H	96,200	263,218
China Yangtze Power Co., Ltd. Class A	23,000	78,401
Chinasoft International, Ltd. (a)	16,000	28,281
Chongqing Zhifei Biological Products Co., Ltd. Class A	5,300	130,562
CITIC Securities Co., Ltd. Class H	115,000	293,090
Contemporary Amperex Technology Co., Ltd. Class A	5,600	456,165
COSCO SHIPPING Holdings Co., Ltd. Class A (a)	58,500	156,628
COSCO SHIPPING Holdings Co., Ltd. Class H (a)(c)	31,850	48,851
Country Garden Holdings Co., Ltd. (c)	235,042	243,054
Country Garden Services Holdings Co., Ltd.	40,000	316,006
CSPC Pharmaceutical Group, Ltd.	294,640	353,508
Daan Gene Co., Ltd. Class A	3,780	10,876
Dada Nexus, Ltd. ADR (a)	2,800	56,112
Daqo New Energy Corp. ADR (a)	1,292	73,644
DIDI Global, Inc. ADR (a)(c)	2,300	17,917
Dongfang Electric Corp., Ltd. Class A	32,000	90,734
DouYu International Holdings, Ltd. ADR (a)	3,529	11,610
East Money Information Co., Ltd. Class A	9,400	50,059
ENN Energy Holdings, Ltd.	18,200	300,191
Eve Energy Co., Ltd. Class A	4,400	67,513
Flat Glass Group Co., Ltd. Class H (a)(c)	5,000	23,604
Foshan Haitian Flavouring & Food Co., Ltd. Class A	5,240	89,309
Fosun International, Ltd.	156,060	189,846
Fu Jian Anjoy Foods Co., Ltd. Class A	900	26,773
Fuyao Glass Industry Group Co., Ltd. Class A	7,300	47,788
Ganfeng Lithium Co., Ltd. Class H (b)	6,200	110,227
GDS Holdings, Ltd. ADR (a)	1,190	67,366
Geely Automobile Holdings, Ltd.	161,000	462,237
Gemdale Corp. Class A	105,493	183,068
Genscript Biotech Corp. (a)	20,000	77,075
GoerTek, Inc. Class A	28,300	188,988
GOME Retail Holdings, Ltd. (a)	247,000	23,162
Great Wall Motor Co., Ltd. Class H	124,713	459,785

See accompanying notes to financial statements.
71

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
GRG Banking Equipment Co., Ltd. Class A	37,700	$ 57,304
Guangdong Hongda Blasting Co., Ltd. Class A	2,900	12,190
Guangdong Investment, Ltd.	116,801	152,441
Guangzhou Automobile Group Co., Ltd. Class H	64,000	56,563
Guangzhou Haige Communications Group, Inc. Co. Class A	42,500	67,431
Haidilao International Holding, Ltd. (b)(c)	21,000	80,254
Haier Smart Home Co., Ltd. Class H	38,400	135,405
Haitong Securities Co., Ltd. Class A	51,000	95,931
Hangzhou Silan Microelectronics Co., Ltd. Class A	22,900	202,566
Hangzhou Tigermed Consulting Co., Ltd. Class A	5,400	145,584
Hansoh Pharmaceutical Group Co., Ltd. (b)	18,000	45,782
Hello Group, Inc. ADR	1,202	12,717
Hengan International Group Co., Ltd.	23,000	123,204
Hengli Petrochemical Co., Ltd. Class A	9,800	39,540
HengTen Networks Group, Ltd. (a)(c)	96,000	28,487
Hithink RoyalFlush Information Network Co., Ltd. Class A	4,200	78,020
Hua Hong Semiconductor, Ltd. (a)(b)	11,000	57,087
Huaneng Power International, Inc. Class H (c)	352,000	189,460
Huatai Securities Co., Ltd. Class H (b)	111,600	172,318
Huazhu Group, Ltd. ADR (a)(c)	3,222	147,761
Hutchmed China, Ltd. ADR (a)	400	14,644
HUYA, Inc. ADR (a)	1,910	15,929
I-Mab ADR (a)	500	36,245
Industrial & Commercial Bank of China, Ltd. Class H	1,464,857	814,787
Industrial Bank Co., Ltd. Class A	29,500	83,646
Innovent Biologics, Inc. (a)(b)	28,500	276,409
Intco Medical Technology Co., Ltd. Class A	1,950	17,714
iQIYI, Inc. ADR (a)(c)	7,116	57,141
JA Solar Technology Co., Ltd. Class A	11,800	120,578
JD Health International, Inc. (a)(b)(c)	7,450	71,872
JD.com, Inc. ADR (a)	22,232	1,606,040
Jiangsu Hengli Hydraulic Co., Ltd. Class A	100	1,311
Jiangsu Hengrui Medicine Co., Ltd. Class A	6,792	52,861
Jiangxi Copper Co., Ltd. Class A	13,100	49,648
Security Description	Shares	Value
Jinxin Fertility Group, Ltd. (a)(b)(c)	20,000	$ 29,802
Jiumaojiu International Holdings, Ltd. (b)(c)	13,000	39,327
Joincare Pharmaceutical Group Industry Co., Ltd. Class A	43,100	75,996
JOYY, Inc. ADR (c)	832	45,619
KE Holdings, Inc. ADR (a)	5,556	101,453
Kingboard Holdings, Ltd.	16,000	72,450
Kingdee International Software Group Co., Ltd. (a)	46,000	153,931
Kingsoft Cloud Holdings, Ltd. ADR (a)(c)	981	27,782
Kingsoft Corp., Ltd.	43,000	171,511
Kuaishou Technology (a)(b)(c)	4,300	45,681
Kweichow Moutai Co., Ltd. Class A	1,500	425,318
Lenovo Group, Ltd.	329,880	354,685
Lens Technology Co., Ltd. Class A	22,800	73,904
Leyard Optoelectronic Co., Ltd. Class A	79,200	127,132
Li Auto, Inc. ADR (a)	11,872	312,115
Li Ning Co., Ltd.	48,500	561,653
Longfor Group Holdings, Ltd. (b)	46,000	212,135
LONGi Green Energy Technology Co., Ltd. Class A	11,500	146,966
Luxshare Precision Industry Co., Ltd. Class A	24,129	133,506
Luzhou Laojiao Co., Ltd. Class A	1,600	54,932
Mango Excellent Media Co., Ltd. Class A	6,000	40,524
Maxscend Microelectronics Co., Ltd. Class A	180	9,817
Meituan Class B (a)(b)	94,000	2,977,706
Microport Scientific Corp.	12,008	67,717
Ming Yuan Cloud Group Holdings, Ltd. (c)	10,000	34,684
Minth Group, Ltd.	14,000	47,838
MMG, Ltd. (a)(c)	92,000	38,882
Muyuan Foods Co., Ltd. Class A	11,786	94,777
NanJi E-Commerce Co., Ltd. Class A	29,100	29,758
NAURA Technology Group Co., Ltd. Class A	1,400	79,325
NetEase, Inc. ADR	10,978	937,521
New China Life Insurance Co., Ltd. Class H	51,100	150,977
New Oriental Education & Technology Group, Inc. ADR (a)	12,413	25,447
NIO, Inc. ADR (a)	31,781	1,132,357
OFILM Group Co., Ltd. Class A	41,800	54,403
OneConnect Financial Technology Co., Ltd. ADR (a)	5,300	21,730
Ovctek China, Inc. Class A	1,400	17,714
Pharmaron Beijing Co., Ltd. Class A	2,800	93,453

See accompanying notes to financial statements.
72

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Pharmaron Beijing Co., Ltd. Class H (b)	3,000	$ 71,795
PICC Property & Casualty Co., Ltd. Class H	212,000	205,610
Pinduoduo, Inc. ADR (a)	10,154	920,663
Ping An Bank Co., Ltd. Class A	27,600	76,676
Ping An Healthcare & Technology Co., Ltd. (a)(b)(c)	14,000	91,000
Ping An Insurance Group Co. of China, Ltd. Class A	17,600	131,877
Ping An Insurance Group Co. of China, Ltd. Class H	160,000	1,094,462
Postal Savings Bank of China Co., Ltd. Class H (b)	104,000	71,875
Prosus NV (a)	77	6,157
RiseSun Real Estate Development Co., Ltd. Class A	38,400	28,678
RLX Technology, Inc. ADR (a)	17,307	78,228
Sangfor Technologies, Inc. Class A	1,100	39,985
Seazen Group, Ltd.	94,000	75,228
Seazen Holdings Co., Ltd. Class A	10,300	59,495
Shandong Buchang Pharmaceuticals Co., Ltd. Class A	22,770	65,057
Shandong Weigao Group Medical Polymer Co., Ltd. Class H (c)	156,000	278,949
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	20,800	168,553
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H (c)	9,000	46,303
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	118,400	107,270
Shanghai Zhangjiang High-Tech Park Development Co., Ltd. Class A	18,000	47,078
Shanxi Securities Co., Ltd. Class A	58,230	59,186
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	840	41,063
Shenzhen Kangtai Biological Products Co., Ltd. Class A	4,500	76,787
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	800	47,774
Shenzhou International Group Holdings, Ltd.	19,843	422,623
Shimao Group Holdings, Ltd.	24,500	44,879
Silergy Corp.	2,000	294,682
Sinopharm Group Co., Ltd. Class H	40,000	104,308
Smoore International Holdings, Ltd. (b)	46,000	214,499
SooChow Securities Co., Ltd. Class A	53,890	83,248
Sun Art Retail Group, Ltd. (c)	6,000	2,775
Security Description	Shares	Value
Sunac China Holdings, Ltd.	80,000	$ 170,592
Sungrow Power Supply Co., Ltd. Class A	4,700	108,055
Sunny Optical Technology Group Co., Ltd.	18,500	486,701
Suzhou Dongshan Precision Manufacturing Co., Ltd. Class A	14,000	45,293
TAL Education Group ADR (a)	2,906	14,065
Tangshan Jidong Cement Co., Ltd. Class A	25,600	51,049
Tencent Holdings, Ltd.	139,795	8,285,718
Tencent Music Entertainment Group ADR (a)	10,148	73,573
Thunder Software Technology Co., Ltd. Class A	2,500	48,493
Tianma Microelectronics Co., Ltd. Class A	41,400	87,046
Tingyi Cayman Islands Holding Corp.	24,000	44,642
Tonghua Dongbao Pharmaceutical Co., Ltd. Class A	23,700	38,631
Tongwei Co., Ltd. Class A	2,600	20,521
Trip.com Group, Ltd. ADR (a)	13,162	404,731
Tsingtao Brewery Co., Ltd. Class A	13,500	168,447
Tsingtao Brewery Co., Ltd. Class H	4,000	31,344
Up Fintech Holding, Ltd. ADR (a)(c)	2,600	27,534
Vipshop Holdings, Ltd. ADR (a)	15,047	167,624
Walvax Biotechnology Co., Ltd. Class A	13,100	128,240
Wanhua Chemical Group Co., Ltd. Class A	4,500	74,431
Want Want China Holdings, Ltd.	370,000	279,948
Weibo Corp. ADR (a)	1,500	71,235
Weichai Power Co., Ltd. Class A	96,900	257,639
Weichai Power Co., Ltd. Class H	46,000	95,609
Weimob, Inc. (a)(b)(c)	59,000	85,491
Wharf Holdings, Ltd.	42,000	139,467
Will Semiconductor Co., Ltd. Class A	1,200	45,109
Wingtech Technology Co., Ltd. Class A	3,700	53,694
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	23,000	74,802
Wuliangye Yibin Co., Ltd. Class A	8,842	300,565
WuXi AppTec Co., Ltd. Class A	9,472	224,252
WuXi AppTec Co., Ltd. Class H (b)(c)	9,280	217,079
Wuxi Biologics Cayman, Inc. (a)(b)	78,500	1,275,619

See accompanying notes to financial statements.
73

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Wuxi Lead Intelligent Equipment Co., Ltd. Class A	15,760	$ 170,493
Wuxi Shangji Automation Co., Ltd. Class A	2,400	103,936
Xiaomi Corp. Class B (a)(b)	324,200	889,143
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	32,239	86,866
Xinyi Solar Holdings, Ltd.	101,281	207,645
XPeng, Inc. ADR (a)	8,842	314,245
Yadea Group Holdings, Ltd. (b)	24,000	39,216
Yantai Eddie Precision Machinery Co., Ltd. Class A	840	4,688
Yifan Pharmaceutical Co., Ltd. Class A	27,600	67,097
Yihai International Holding, Ltd. (a)(c)	8,000	44,549
Yum China Holdings, Inc.	11,322	657,921
Zai Lab, Ltd. ADR (a)	1,652	174,104
Zhejiang Dahua Technology Co., Ltd. Class A	27,600	101,437
Zhejiang Huayou Cobalt Co., Ltd. Class A	4,500	72,095
Zhejiang Longsheng Group Co., Ltd. Class A	19,900	41,687
Zhejiang NHU Co., Ltd. Class A	22,380	93,140
ZhongAn Online P&C Insurance Co., Ltd. Class H (a)(b)(c)	9,700	39,936
Zhongji Innolight Co., Ltd. Class A	8,000	43,235
Zhongsheng Group Holdings, Ltd.	7,000	56,380
Zhuzhou CRRC Times Electric Co. Class H (a)	30,500	140,851
Zijin Mining Group Co., Ltd. Class A	65,200	101,932
Zijin Mining Group Co., Ltd. Class H	104,000	128,520
Zoomlion Heavy Industry Science & Technology Co., Ltd. Class A	26,000	33,235
ZTE Corp. Class A	10,100	51,846
ZTE Corp. Class H	18,400	60,509
ZTO Express Cayman, Inc. ADR	9,866	302,492
		61,442,307
COLOMBIA — 0.1%
Bancolombia SA Preference Shares	23,432	202,851
EGYPT — 0.1%
Commercial International Bank Egypt SAE (a)	35,313	95,830
ElSewedy Electric Co.	138,478	71,970
		167,800
GREECE — 0.1%
Alpha Services & Holdings SA (a)	34,153	43,342
Security Description	Shares	Value
Hellenic Telecommunications Organization SA	5,466	$ 102,750
JUMBO SA	1,981	32,395
		178,487
HONG KONG — 0.2%
China Youzan, Ltd. (a)	172,000	21,653
Huabao International Holdings, Ltd. (c)	11,000	21,563
Sino Biopharmaceutical, Ltd.	380,250	315,546
		358,762
HUNGARY — 0.3%
OTP Bank Nyrt (a)	8,522	500,407
INDIA — 11.1%
Adani Green Energy, Ltd. (a)	12,001	185,381
Adani Ports & Special Economic Zone, Ltd.	20,087	199,686
Adani Total Gas, Ltd.	6,703	128,515
Adani Transmission, Ltd. (a)	8,963	188,189
Ambuja Cements, Ltd.	18,671	100,665
Apollo Hospitals Enterprise, Ltd.	1,688	101,916
Asian Paints, Ltd.	8,519	372,385
Aurobindo Pharma, Ltd.	17,171	167,668
Avenue Supermarts, Ltd. (a)(b)	4,026	230,525
Axis Bank, Ltd. (a)	58,197	601,002
Bajaj Auto, Ltd.	2,586	133,525
Bajaj Finserv, Ltd.	1,193	285,872
Balkrishna Industries, Ltd.	2,789	95,199
Bandhan Bank, Ltd. (b)	27,041	103,097
Bharat Electronics, Ltd.	54,094	147,902
Bharat Forge, Ltd.	10,900	108,291
Bharti Airtel, Ltd.	48,314	448,008
Biocon, Ltd. (a)	11,267	55,054
Britannia Industries, Ltd.	1,427	75,917
Cholamandalam Investment & Finance Co., Ltd.	23,810	180,995
Cipla, Ltd.	10,719	142,032
Container Corp. Of India, Ltd.	7,475	70,926
Dabur India, Ltd.	16,471	136,923
Divi's Laboratories, Ltd.	2,917	188,580
DLF, Ltd.	9,649	54,233
Dr Reddy's Laboratories, Ltd.	3,539	232,701
Eicher Motors, Ltd.	3,647	137,090
Godrej Consumer Products, Ltd. (a)	10,584	146,852
Grasim Industries, Ltd.	9,721	218,635
Havells India, Ltd.	7,830	144,844
HCL Technologies, Ltd.	35,995	620,490
HDFC Life Insurance Co., Ltd. (b)	7,879	76,680
Hero MotoCorp, Ltd.	1,562	59,605
Hindalco Industries, Ltd.	46,574	306,164
Hindustan Unilever, Ltd.	21,047	766,088
Housing Development Finance Corp., Ltd.	10,388	385,459
ICICI Bank, Ltd.	117,421	1,108,679

See accompanying notes to financial statements.
74

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
ICICI Lombard General Insurance Co., Ltd. (b)	3,230	$ 69,167
ICICI Prudential Life Insurance Co., Ltd. (b)	3,337	30,204
Indus Towers, Ltd.	25,146	104,578
Info Edge India, Ltd.	2,019	174,935
Infosys, Ltd.	89,190	2,012,880
InterGlobe Aviation, Ltd. (a)(b)	6,294	171,427
Ipca Laboratories, Ltd.	2,410	78,291
ITC, Ltd.	110,654	352,039
Jubilant Foodworks, Ltd.	3,167	172,410
Kotak Mahindra Bank, Ltd.	10,338	279,315
Larsen & Toubro Infotech, Ltd. (b)	928	72,076
Larsen & Toubro, Ltd.	15,561	357,005
Lupin, Ltd.	6,902	88,484
Mahindra & Mahindra, Ltd.	24,381	263,772
Marico, Ltd.	14,171	104,525
Maruti Suzuki India, Ltd.	3,442	340,272
Motherson Sumi Systems, Ltd.	46,089	140,296
MRF, Ltd.	41	43,844
Muthoot Finance, Ltd.	6,424	125,516
Nestle India, Ltd.	732	191,764
Page Industries, Ltd.	113	48,266
Petronet LNG, Ltd.	18,809	60,448
PI Industries, Ltd.	2,140	91,633
Piramal Enterprises, Ltd.	3,327	116,348
Power Grid Corp. of India, Ltd.	42,563	108,891
REC, Ltd.	37,886	80,567
SBI Cards & Payment Services, Ltd. (a)	11,293	156,644
SBI Life Insurance Co., Ltd. (b)	2,091	34,230
Shree Cement, Ltd.	272	105,907
Shriram Transport Finance Co., Ltd.	9,441	165,201
State Bank of India	57,184	348,986
Sun Pharmaceutical Industries, Ltd.	31,618	348,542
Tata Consultancy Services, Ltd.	28,783	1,464,035
Tata Consumer Products, Ltd.	9,988	109,477
Tata Steel, Ltd.	19,118	331,968
Tech Mahindra, Ltd.	10,903	202,791
Titan Co., Ltd.	9,201	267,976
Torrent Pharmaceuticals, Ltd.	564	23,444
Trent, Ltd.	6,616	91,435
UltraTech Cement, Ltd.	2,586	257,672
United Spirits, Ltd. (a)	9,059	104,115
UPL, Ltd.	24,601	234,551
Wipro, Ltd.	33,455	285,795
Yes Bank, Ltd. (a)	267,112	45,162
Zee Entertainment Enterprises, Ltd.	27,008	110,321
		19,072,978
INDONESIA — 1.3%
Bank Central Asia Tbk PT	256,700	627,738
Bank Mandiri Persero Tbk PT	700,200	300,872
Security Description	Shares	Value
Bank Negara Indonesia Persero Tbk PT	353,009	$ 132,571
Bank Rakyat Indonesia Persero Tbk PT	1,858,967	500,054
Kalbe Farma Tbk PT	626,865	62,632
Telkom Indonesia Persero Tbk PT	1,890,000	487,273
Unilever Indonesia Tbk PT	349,600	96,484
		2,207,624
KUWAIT — 0.6%
Agility Public Warehousing Co. KSC	69,215	226,050
Boubyan Bank KSCP (a)	28,083	71,511
Gulf Bank KSCP	187,440	147,914
Kuwait Finance House KSCP	110,268	300,531
Mabanee Co. KPSC	31,671	80,858
National Bank of Kuwait SAKP	52,915	167,202
		994,066
MALAYSIA — 1.6%
CIMB Group Holdings Bhd	233,920	267,082
DiGi.Com Bhd	197,400	209,824
Genting Malaysia Bhd	86,900	62,272
Hartalega Holdings Bhd	28,900	42,454
IHH Healthcare Bhd	156,500	250,460
IOI Corp. Bhd	220,800	198,833
Kossan Rubber Industries	15,600	8,608
Malayan Banking Bhd	123,694	237,845
Maxis Bhd	165,700	185,628
Petronas Chemicals Group Bhd	119,700	248,750
Petronas Gas Bhd	31,400	126,155
Public Bank Bhd	395,000	384,008
Sime Darby Bhd	133,655	72,470
Sime Darby Plantation Bhd	73,855	63,156
Supermax Corp. Bhd	48,100	27,459
Tenaga Nasional Bhd	119,200	275,613
Top Glove Corp. Bhd	146,600	100,850
		2,761,467
MEXICO — 2.1%
America Movil SAB de CV Series L	931,252	827,699
Arca Continental SAB de CV	13,353	81,816
Coca-Cola Femsa SAB de CV	15,413	87,266
Fomento Economico Mexicano SAB de CV	61,526	536,752
Gruma SAB de CV Class B	6,678	76,809
Grupo Aeroportuario del Pacifico SAB de CV Class B (a)	18,787	219,460
Grupo Bimbo SAB de CV Class A	51,575	145,704
Grupo Carso SAB de CV Series A1	41,858	144,067
Grupo Financiero Banorte SAB de CV Series O	74,936	483,549
Grupo Financiero Inbursa SAB de CV Series O (a)	126,734	119,304

See accompanying notes to financial statements.
75

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Industrias Penoles SAB de CV (a)	6,343	$ 75,117
Kimberly-Clark de Mexico SAB de CV Class A	47,598	78,749
Orbia Advance Corp. SAB de CV	52,503	135,215
Promotora y Operadora de Infraestructura SAB de CV	7,140	49,726
Wal-Mart de Mexico SAB de CV	146,221	499,135
		3,560,368
PERU — 0.2%
Cia de Minas Buenaventura SAA ADR (a)(c)	10,250	69,290
Credicorp, Ltd.	2,023	224,431
Southern Copper Corp.	1,414	79,382
		373,103
PHILIPPINES — 0.7%
Aboitiz Equity Ventures, Inc.	122,730	116,931
Ayala Corp.	13,460	215,582
Ayala Land, Inc.	305,680	200,750
BDO Unibank, Inc.	76,555	165,987
SM Investments Corp.	8,680	168,461
SM Prime Holdings, Inc.	426,200	273,634
Universal Robina Corp.	42,360	112,855
		1,254,200
POLAND — 0.7%
Allegro.eu SA (a)(b)	5,681	82,756
Bank Polska Kasa Opieki SA	6,635	172,172
CD Projekt SA	1,652	79,787
KGHM Polska Miedz SA	7,290	289,397
Powszechna Kasa Oszczednosci Bank Polski SA (a)	27,757	295,236
Powszechny Zaklad Ubezpieczen SA	36,209	332,799
		1,252,147
QATAR — 0.9%
Barwa Real Estate Co.	168,799	145,943
Commercial Bank PQSC	128,938	217,753
Industries Qatar QSC	79,110	335,691
Masraf Al Rayan QSC	243,268	299,258
Qatar National Bank QPSC	96,719	508,698
		1,507,343
ROMANIA — 0.0% (d)
NEPI Rockcastle PLC	14,537	101,010
RUSSIA — 1.7%
Mail.Ru Group, Ltd. GDR (a)	1,992	40,995
Mobile TeleSystems PJSC ADR	24,837	239,429
Polymetal International PLC	5,198	88,170
Polyus PJSC GDR	1,377	113,189
Sberbank of Russia PJSC ADR	80,897	1,522,482
TCS Group Holding PLC GDR	2,606	239,231
VTB Bank PJSC GDR	33,975	46,953
X5 Retail Group NV GDR	2,728	88,578
Security Description	Shares	Value
Yandex NV Class A (a)(c)	7,114	$ 566,915
		2,945,942
SAUDI ARABIA — 3.4%
Advanced Petrochemical Co.	6,495	129,876
Al Rajhi Bank	31,011	1,013,664
Alinma Bank	13,587	86,941
Almarai Co. JSC	4,838	74,814
Arab National Bank	11,547	70,685
Bank AlBilad (a)	5,522	60,215
Bank Al-Jazira	14,533	71,373
Banque Saudi Fransi	15,272	169,793
Bupa Arabia for Cooperative Insurance Co.	1,575	62,652
Co. for Cooperative Insurance	3,494	80,580
Dar Al Arkan Real Estate Development Co. (a)	29,667	81,470
Emaar Economic City (a)	9,119	32,336
Etihad Etisalat Co.	11,840	98,490
Jarir Marketing Co.	1,741	97,292
National Industrialization Co. (a)	7,814	48,959
Rabigh Refining & Petrochemical Co. (a)	12,156	90,748
Riyad Bank	28,960	208,473
SABIC Agri-Nutrients Co.	3,366	155,256
Sahara International Petrochemical Co.	21,358	249,415
Saudi Airlines Catering Co. (a)	3,021	72,088
Saudi Arabian Mining Co. (a)	13,160	294,027
Saudi Basic Industries Corp.	16,273	552,745
Saudi British Bank	21,816	192,817
Saudi Cement Co.	6,030	100,964
Saudi Electricity Co.	10,764	77,199
Saudi Industrial Investment Group	5,257	57,185
Saudi Kayan Petrochemical Co. (a)	17,523	95,868
Saudi National Bank	48,839	799,508
Saudi Telecom Co.	15,605	528,391
Savola Group	4,887	48,861
Yanbu National Petrochemical Co.	4,838	91,840
		5,794,525
SOUTH AFRICA — 3.1%
Absa Group, Ltd.	20,088	203,844
Anglo American Platinum, Ltd.	1,153	99,966
Bid Corp., Ltd. (a)	13,352	286,307
Bidvest Group, Ltd.	20,278	264,173
Capitec Bank Holdings, Ltd.	998	120,669
Clicks Group, Ltd.	6,596	121,749
FirstRand, Ltd.	122,673	525,998
Gold Fields, Ltd.	25,212	206,589
Growthpoint Properties, Ltd. REIT	97,828	92,984
Harmony Gold Mining Co., Ltd.	11,639	36,290
Impala Platinum Holdings, Ltd.	15,689	179,018

See accompanying notes to financial statements.
76

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
MTN Group, Ltd. (a)	46,665	$ 438,456
Naspers, Ltd. Class N	5,520	914,533
Nedbank Group, Ltd.	10,396	120,965
Northam Platinum Holdings, Ltd. (a)	5,366	63,957
Old Mutual, Ltd.	29,521	32,513
Remgro, Ltd.	4,882	44,082
Sanlam, Ltd.	52,690	223,858
Shoprite Holdings, Ltd.	16,159	191,986
Sibanye Stillwater, Ltd.	53,064	164,077
SPAR Group, Ltd.	17,208	224,659
Standard Bank Group, Ltd.	39,064	371,764
Tiger Brands, Ltd.	7,073	88,040
Vodacom Group, Ltd.	22,589	216,266
Woolworths Holdings, Ltd.	20,117	78,970
		5,311,713
SOUTH KOREA — 13.3%
Alteogen, Inc. (a)	569	34,890
AMOREPACIFIC Group	1,145	47,434
Celltrion Healthcare Co., Ltd. (a)	1,344	124,184
Celltrion Pharm, Inc. (a)	425	52,515
Celltrion, Inc. (a)	2,710	593,957
Coway Co., Ltd.	2,803	175,661
Doosan Heavy Industries & Construction Co., Ltd. (a)	5,738	99,591
Green Cross Corp.	160	44,797
Hana Financial Group, Inc.	9,838	385,543
Hanwha Solutions Corp. (a)	2,374	89,827
Helixmith Co., Ltd. (a)	119	2,427
HLB, Inc. (a)	2,113	100,832
HMM Co., Ltd. (a)	6,093	173,424
Hyundai Engineering & Construction Co., Ltd.	5,567	241,676
Hyundai Glovis Co., Ltd.	1,205	169,453
Hyundai Mobis Co., Ltd.	2,124	453,861
Hyundai Motor Co.	4,098	692,230
Hyundai Motor Co. Preference Shares	1,522	124,048
Hyundai Steel Co.	2,938	117,495
Industrial Bank of Korea	19,934	176,780
Kakao Corp.	5,535	551,630
KB Financial Group, Inc.	11,952	558,231
Kia Corp.	8,348	572,515
Korea Zinc Co., Ltd.	604	256,598
KT&G Corp.	4,268	292,704
Kumho Petrochemical Co., Ltd.	403	64,330
LG Chem, Ltd.	1,292	846,784
LG Corp.	3,038	238,627
LG Electronics, Inc.	3,602	387,884
LG Household & Health Care, Ltd.	322	363,610
Lotte Chemical Corp.	647	131,968
LX Holdings Corp. (a)	1,440	11,566
NAVER Corp.	3,377	1,106,652
NCSoft Corp.	602	306,593
POSCO	2,338	651,639
Security Description	Shares	Value
POSCO Chemtech Co., Ltd.	403	$ 60,246
Samsung Biologics Co., Ltd. (a)(b)	323	238,431
Samsung C&T Corp.	2,402	250,546
Samsung Electronics Co., Ltd. Preference Shares	18,996	1,116,657
Samsung Electronics Co., Ltd.	114,641	7,174,745
Samsung Fire & Marine Insurance Co., Ltd.	1,100	218,328
Samsung SDI Co., Ltd.	1,553	941,769
Samsung SDS Co., Ltd.	1,703	230,854
Seegene, Inc.	832	42,654
Shin Poong Pharmaceutical Co., Ltd.	731	35,315
Shinhan Financial Group Co., Ltd.	14,536	495,992
SK Chemicals Co., Ltd.	126	30,223
SK Hynix, Inc.	15,047	1,308,987
SK Telecom Co., Ltd. (a)	399	109,186
S-Oil Corp.	2,712	251,959
Woori Financial Group, Inc.	20,626	202,950
		22,950,798
TAIWAN — 16.3%
Accton Technology Corp.	5,000	47,199
ASE Technology Holding Co., Ltd.	120,656	472,048
Asustek Computer, Inc.	46,000	537,428
AU Optronics Corp.	76,000	48,147
Catcher Technology Co., Ltd.	3,000	18,036
Cathay Financial Holding Co., Ltd.	233,092	484,414
Chang Hwa Commercial Bank, Ltd.	192,983	113,945
China Development Financial Holding Corp.	777,000	396,023
China Life Insurance Co., Ltd.	239,493	249,288
China Steel Corp.	420,000	547,226
Chunghwa Telecom Co., Ltd.	91,000	360,923
Compal Electronics, Inc.	370,000	313,419
CTBC Financial Holding Co., Ltd.	511,000	420,018
E.Sun Financial Holding Co., Ltd.	353,826	334,008
Evergreen Marine Corp. Taiwan, Ltd.	48,000	217,082
Far Eastern New Century Corp.	93,000	99,641
First Financial Holding Co., Ltd.	371,944	301,048
Formosa Chemicals & Fibre Corp.	89,397	269,213
Formosa Plastics Corp.	123,000	501,086
Foxconn Technology Co., Ltd.	72,000	181,677
Fubon Financial Holding Co., Ltd.	210,100	578,406
Globalwafers Co., Ltd.	2,000	57,070
Hon Hai Precision Industry Co., Ltd.	302,980	1,141,864
Hotai Motor Co., Ltd.	5,000	104,987

See accompanying notes to financial statements.
77

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Hua Nan Financial Holdings Co., Ltd.	465,948	$ 341,176
Innolux Corp.	122,000	74,442
Largan Precision Co., Ltd.	1,000	78,606
Lite-On Technology Corp.	146,000	327,525
MediaTek, Inc.	46,000	1,494,230
Mega Financial Holding Co., Ltd.	323,000	371,571
Nan Ya Plastics Corp.	184,000	604,296
Nan Ya Printed Circuit Board Corp.	4,000	62,454
Novatek Microelectronics Corp.	8,000	117,729
Oneness Biotech Co., Ltd. (a)	2,000	13,281
Pegatron Corp.	66,000	158,719
President Chain Store Corp.	10,394	104,461
Quanta Computer, Inc.	70,000	194,720
Realtek Semiconductor Corp.	8,000	142,280
SinoPac Financial Holdings Co., Ltd.	685,794	342,152
Taishin Financial Holding Co., Ltd.	611,530	397,290
Taiwan Cement Corp.	224,956	411,793
Taiwan Cooperative Financial Holding Co., Ltd.	423,701	336,096
Taiwan Mobile Co., Ltd.	46,000	163,292
Taiwan Semiconductor Manufacturing Co., Ltd.	602,734	12,547,719
Unimicron Technology Corp.	15,000	71,068
Uni-President Enterprises Corp.	184,000	451,076
United Microelectronics Corp.	360,602	828,360
Yang Ming Marine Transport Corp. (a)	33,000	141,545
Yuanta Financial Holding Co., Ltd.	515,400	456,933
		28,027,010
THAILAND — 1.5%
Advanced Info Service PCL NVDR	60,400	349,886
Airports of Thailand PCL NVDR	206,400	372,112
Bangkok Dusit Medical Services PCL NVDR	382,900	258,020
BTS Group Holdings PCL	626,800	174,137
CP ALL PCL NVDR	193,500	363,152
Delta Electronics Thailand PCL	7,000	97,236
Minor International PCL NVDR (a)	197,552	183,919
PTT Global Chemical PCL NVDR	133,574	249,699
Siam Cement PCL	18,400	218,614
Siam Commercial Bank PCL NVDR	69,600	250,959
		2,517,734
TURKEY — 0.2%
BIM Birlesik Magazalar A/S	21,674	155,890
Turk Hava Yollari AO (a)	27,893	43,798
Turkcell Iletisim Hizmetleri A/S	37,344	64,438
Security Description	Shares	Value
Turkiye Is Bankasi A/S Class C	89,378	$ 52,213
		316,339
UNITED ARAB EMIRATES — 0.8%
Abu Dhabi Commercial Bank PJSC	141,103	287,726
Abu Dhabi Islamic Bank PJSC	34,691	54,684
Aldar Properties PJSC	310,603	345,006
Dubai Islamic Bank PJSC	43,225	58,251
Emirates NBD Bank PJSC	19,981	77,244
Emirates Telecommunications Group Co. PJSC	47,773	312,404
First Abu Dhabi Bank PJSC	42,241	204,469
		1,339,784
UNITED STATES — 0.2%
Globant SA (a)	731	205,418
JBS SA	34,277	233,194
		438,612
TOTAL COMMON STOCKS (Cost $151,014,805)		172,221,510

RIGHTS — 0.0% (d)
INDIA — 0.0% (d)
Bharti Airtel, Ltd. (expiring 10/21/21) (a)	3,450	7,125
SOUTH KOREA — 0.0% (d)
Hyundai Engineering & Construction Co., Ltd. (expiring 10/22/21) (a)	95	6,435
TOTAL RIGHTS (Cost $0)		13,560
WARRANTS — 0.0% (d)
THAILAND — 0.0% (d)
BTS Group Holdings PCL (expiring 07/21/22) (a)	62,680	1,482
BTS Group Holdings PCL (expiring 07/22/22) (a)	125,360	1,482
BTS Group Holdings PCL (expiring 09/05/22) (a)	31,340	1,557
Minor International PCL (expiring 02/15/24) (a)	5,575	659
TOTAL WARRANTS (Cost $0)		5,180
SHORT-TERM INVESTMENTS — 1.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (e) (f)	220,925	220,969

See accompanying notes to financial statements.
78

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (g) (h)	1,472,763	$ 1,472,763
TOTAL SHORT-TERM INVESTMENTS (Cost $1,693,732)		1,693,732
TOTAL INVESTMENTS — 100.9% (Cost $152,708,537)		173,933,982
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%		(1,615,484)
NET ASSETS — 100.0%		$ 172,318,498
(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 5.1% of net assets as of September 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at September 30, 2021.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2021.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$171,731,523	$489,987	$—	$172,221,510
Rights	—	13,560	—	13,560
Warrants	2,216	2,964	—	5,180
Short-Term Investments	1,693,732	—	—	1,693,732
TOTAL INVESTMENTS	$173,427,471	$ 506,511	$—	$173,933,982
Sector Breakdown as of September 30, 2021

% of Net Assets
Information Technology	23.2%
Financials	21.1
Consumer Discretionary	15.3
Communication Services	11.5
Materials	7.5
Consumer Staples	6.2
Health Care	5.3
Industrials	5.3
Real Estate	2.3
Utilities	1.8
Energy	0.4
Short-Term Investments	1.0
Liabilities in Excess of Other Assets	(0.9)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
79

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	14,975	$ 14,978	$20,680,688	$20,474,682	$(15)	$—	220,925	$ 220,969	$ 194
State Street Navigator Securities Lending Portfolio II	431,024	431,024	19,083,807	18,042,068	—	—	1,472,763	1,472,763	5,695
Total		$446,002	$39,764,495	$38,516,750	$(15)	$—		$1,693,732	$5,889
See accompanying notes to financial statements.
80

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2021

Security Description	Shares	Value
COMMON STOCKS — 99.7%
ARGENTINA — 0.0% (a)
YPF SA ADR (b)	3,851	$ 17,946
BRAZIL — 3.0%
Ambev SA ADR	6,945	19,168
Ambev SA	3,120	8,761
Americanas SA (b)	307	1,742
Atacadao SA	2,189	7,135
B3 SA - Brasil Bolsa Balcao	7,175	16,776
Banco Bradesco SA Preference Shares	22,033	84,228
Banco Bradesco SA	6,209	20,351
Banco do Brasil SA	6,202	32,894
Banco Santander Brasil SA	1,625	10,548
BB Seguridade Participacoes SA	25,740	94,242
BRF SA (b)	1,565	7,781
BRF SA ADR (b)(c)	743	3,730
CCR SA	1,284	2,757
Centrais Eletricas Brasileiras SA	1,327	9,379
Centrais Eletricas Brasileiras SA ADR (c)	1,373	9,913
Centrais Eletricas Brasileiras SA Class B, Preference Shares	151	1,073
Cia de Saneamento Basico do Estado de Sao Paulo	82	580
Cia de Saneamento Basico do Estado de Sao Paulo ADR (c)	1,244	8,807
Cia Energetica de Minas Gerais ADR	3,078	7,757
Cia Energetica de Minas Gerais Preference Shares	1,744	4,490
Cia Siderurgica Nacional SA ADR	1,957	10,294
Cia Siderurgica Nacional SA	406	2,141
Cosan SA	2,584	10,898
Energisa SA	515	4,150
Engie Brasil Energia SA	2,166	14,891
Equatorial Energia SA	7,024	32,678
Gerdau SA Preference Shares	3,678	18,292
Hapvida Participacoes e Investimentos SA (d)	4,428	11,044
Hypera SA	2,446	14,428
Itau Unibanco Holding SA Preference Shares ADR	20,167	106,280
Itau Unibanco Holding SA Preference Shares	541	2,872
Itausa SA Preference Shares	26,527	54,233
Klabin SA (b)	2,639	11,725
Localiza Rent a Car SA	954	9,537
Lojas Americanas SA Preference Shares	1,710	1,513
Lojas Renner SA	5,102	32,229
Magazine Luiza SA	2,220	5,842
Security Description	Shares	Value
Natura & Co. Holding SA (b)	395	$ 3,303
Notre Dame Intermedica Participacoes SA	445	6,093
Petrobras Distribuidora SA	3,490	15,045
Petroleo Brasileiro SA Preference Shares ADR	13,308	133,080
Petroleo Brasileiro SA ADR	9,002	93,081
Petroleo Brasileiro SA Preference Shares	182	909
Raia Drogasil SA	5,487	23,533
Rumo SA (b)	3,671	11,312
Suzano SA (b)	764	7,644
Suzano SA ADR (b)	24	240
Telefonica Brasil SA	1,503	11,825
Telefonica Brasil SA ADR (c)	4,061	31,513
TIM SA ADR (c)	821	8,818
TIM SA	237	511
TOTVS SA	1,710	11,329
Ultrapar Participacoes SA	74	200
Ultrapar Participacoes SA ADR (c)	5,060	13,662
Vale SA ADR	73,209	1,021,266
Vale SA	136	1,903
WEG SA	44,556	324,057
		2,414,483
CHILE — 0.2%
Banco de Chile	336,295	30,971
Banco de Chile ADR	676	12,499
Banco de Credito e Inversiones SA	616	22,450
Banco Santander Chile ADR	451	8,916
Banco Santander Chile	16,726	837
Cencosud SA	11,857	22,891
Colbun SA	45,334	7,334
Empresas CMPC SA	4,351	8,186
Empresas COPEC SA	1,726	14,302
Enel Americas SA ADR	1,299	7,599
Enel Americas SA	11,484	1,356
Enel Chile SA ADR	497	1,198
Enel Chile SA	11,039	522
Falabella SA	2,930	10,245
Sociedad Quimica y Minera de Chile SA ADR	196	10,529
		159,835
CHINA — 27.7%
3SBio, Inc. (b)(c)(d)	7,390	7,262
51job, Inc. ADR (b)	131	9,108
AAC Technologies Holdings, Inc. (c)	8,500	40,564
Agile Group Holdings, Ltd.	24,000	22,444
Agricultural Bank of China, Ltd. Class A	190,400	86,733
Agricultural Bank of China, Ltd. Class H	766,000	263,709
Air China, Ltd. Class H (b)	34,000	22,493

See accompanying notes to financial statements.
81

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Alibaba Group Holding, Ltd. ADR (b)	120	$ 17,766
Alibaba Group Holding, Ltd. (b)	29,549	539,763
A-Living Smart City Services Co., Ltd. (d)	10,750	38,252
Aluminum Corp. of China, Ltd. Class H (b)	44,000	33,291
Anhui Conch Cement Co., Ltd. Class A	11,600	73,331
Anhui Conch Cement Co., Ltd. Class H	36,000	194,228
Anhui Gujing Distillery Co., Ltd. Class A	800	29,566
Anhui Gujing Distillery Co., Ltd. Class B	7,200	93,775
Anhui Kouzi Distillery Co., Ltd. Class A	2,200	17,207
ANTA Sports Products, Ltd.	34,000	641,159
Apeloa Pharmaceutical Co., Ltd. Class A	5,100	30,170
Autobio Diagnostics Co., Ltd. Class A	1,950	16,104
Autohome, Inc. ADR	2,051	96,253
AviChina Industry & Technology Co., Ltd. Class H	27,000	17,064
Baidu, Inc. ADR (b)	764	117,465
Bank of Beijing Co., Ltd. Class A	63,700	43,033
Bank of Chengdu Co., Ltd. Class A	7,700	14,150
Bank of China, Ltd. Class A	218,100	103,069
Bank of China, Ltd. Class H	1,749,071	620,122
Bank of Communications Co., Ltd. Class A	131,600	91,757
Bank of Communications Co., Ltd. Class H	167,000	99,110
Bank of Hangzhou Co., Ltd. Class A	29,900	69,167
Bank of Jiangsu Co., Ltd. Class A	63,660	57,406
Bank of Nanjing Co., Ltd. Class A	12,000	16,827
Bank of Ningbo Co., Ltd. Class A	7,000	38,124
Bank of Shanghai Co., Ltd. Class A	64,770	73,361
Baoshan Iron & Steel Co., Ltd. Class A	12,700	17,120
BeiGene, Ltd. ADR (b)	412	149,556
Beijing Capital International Airport Co., Ltd. Class H (b)(c)	50,000	29,481
Beijing Enterprises Holdings, Ltd.	15,000	60,022
Beijing Enterprises Water Group, Ltd.	40,000	15,723
Beijing Sinnet Technology Co., Ltd. Class A	7,200	14,358
Security Description	Shares	Value
Beijing Tiantan Biological Products Corp., Ltd. Class A	7,140	$ 35,412
BGI Genomics Co., Ltd. Class A	1,400	18,983
BOE Technology Group Co., Ltd. Class A	30,800	24,100
Brilliance China Automotive Holdings, Ltd. (b)(e)	56,000	17,984
BYD Co., Ltd. Class H (c)	3,500	109,253
BYD Electronic International Co., Ltd. (c)	18,000	63,471
CGN Power Co., Ltd. Class H (c)(d)	327,100	99,584
Changchun High & New Technology Industry Group, Inc. Class A	1,500	63,835
Chaozhou Three-Circle Group Co., Ltd. Class A	2,300	13,221
China Aoyuan Group, Ltd. (c)	20,000	10,559
China Bohai Bank Co., Ltd. Class H (d)	12,500	4,881
China Cinda Asset Management Co., Ltd. Class H	68,548	11,623
China CITIC Bank Corp., Ltd. Class H	232,000	104,904
China Common Rich Renewable Energy Investment, Ltd. (b)(e)	598,000	—
China Communications Services Corp., Ltd. Class H	50,000	27,747
China Conch Venture Holdings, Ltd.	53,000	245,438
China Construction Bank Corp. Class A	21,500	19,888
China Construction Bank Corp. Class H	1,262,394	904,878
China Everbright Bank Co., Ltd. Class A	21,800	11,451
China Everbright Bank Co., Ltd. Class H	121,274	42,841
China Everbright Environment Group, Ltd.	26,888	20,309
China Everbright, Ltd.	30,000	35,454
China Evergrande Group (c)	23,625	8,953
China Feihe, Ltd. (d)	140,000	236,311
China Galaxy Securities Co., Ltd. Class H	34,834	20,270
China Gas Holdings, Ltd.	15,200	44,909
China Hongqiao Group, Ltd.	12,500	16,089
China Huarong Asset Management Co., Ltd. Class H (b)(d)(e)	137,200	8,988
China International Capital Corp., Ltd. Class H (d)	11,200	29,422
China Jinmao Holdings Group, Ltd.	54,000	19,423

See accompanying notes to financial statements.
82

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
China Life Insurance Co., Ltd. Class H	70,000	$ 114,918
China Longyuan Power Group Corp., Ltd. Class H	22,000	54,374
China Medical System Holdings, Ltd.	40,733	74,301
China Mengniu Dairy Co., Ltd. (b)	24,000	154,612
China Merchants Bank Co., Ltd. Class A	4,791	37,451
China Merchants Bank Co., Ltd. Class H	22,500	179,343
China Merchants Port Holdings Co., Ltd.	27,581	47,334
China Minsheng Banking Corp., Ltd. Class A	110,000	66,641
China Minsheng Banking Corp., Ltd. Class H (c)	87,960	35,366
China Molybdenum Co., Ltd. Class H	33,000	20,560
China National Building Material Co., Ltd. Class H	40,000	54,158
China National Medicines Corp., Ltd. Class A	4,000	18,172
China National Nuclear Power Co., Ltd. Class A	26,300	29,381
China Oilfield Services, Ltd. Class H	8,000	7,636
China Overseas Land & Investment, Ltd.	36,000	82,038
China Overseas Property Holdings, Ltd.	70,000	58,089
China Pacific Insurance Group Co., Ltd. Class A	4,000	16,821
China Pacific Insurance Group Co., Ltd. Class H	14,200	42,228
China Petroleum & Chemical Corp. Class A	45,300	31,304
China Petroleum & Chemical Corp. Class H	472,395	234,236
China Power International Development, Ltd.	39,000	20,691
China Railway Group, Ltd. Class A	24,800	21,749
China Railway Group, Ltd. Class H	43,000	21,432
China Resources Beer Holdings Co., Ltd.	28,092	207,497
China Resources Cement Holdings, Ltd.	24,000	23,153
China Resources Gas Group, Ltd.	20,000	105,079
China Resources Land, Ltd.	18,444	77,831
China Resources Pharmaceutical Group, Ltd. (d)	47,500	23,370
China Resources Power Holdings Co., Ltd.	36,267	104,590
Security Description	Shares	Value
China Shenhua Energy Co., Ltd. Class A	16,800	$ 58,985
China Shenhua Energy Co., Ltd. Class H	33,000	77,237
China South Publishing & Media Group Co., Ltd. Class A	11,400	15,826
China Southern Airlines Co., Ltd. Class H (b)(c)	18,000	10,174
China State Construction Engineering Corp., Ltd. Class A	21,500	15,990
China State Construction International Holdings, Ltd.	50,000	43,804
China Taiping Insurance Holdings Co., Ltd.	14,210	21,613
China Tourism Group Duty Free Corp., Ltd. Class A	6,400	257,825
China Tower Corp., Ltd. Class H (d)	714,000	93,553
China Traditional Chinese Medicine Holdings Co., Ltd.	36,000	18,267
China Vanke Co., Ltd. Class A	2,300	7,594
China Vanke Co., Ltd. Class H	7,992	21,867
China Yangtze Power Co., Ltd. Class A	87,800	299,287
China Zheshang Bank Co., Ltd. Class A	40,600	22,332
Chongqing Brewery Co., Ltd. Class A (b)	800	16,266
Chongqing Rural Commercial Bank Co., Ltd. Class H	25,000	9,121
Chongqing Zhifei Biological Products Co., Ltd. Class A	1,000	24,634
CIFI Holdings Group Co., Ltd.	22,214	15,124
CITIC Securities Co., Ltd. Class H	12,000	30,583
CITIC, Ltd.	118,000	125,812
COSCO SHIPPING Holdings Co., Ltd. Class H (b)(c)	16,250	24,924
COSCO SHIPPING Ports, Ltd.	43,072	37,292
Country Garden Holdings Co., Ltd. (c)	65,297	67,523
Country Garden Services Holdings Co., Ltd.	9,000	71,101
CSPC Pharmaceutical Group, Ltd.	265,840	318,954
Daan Gene Co., Ltd. Class A	4,400	12,660
Dali Foods Group Co., Ltd. (d)	81,500	49,206
Dongfeng Motor Group Co., Ltd. Class H	38,000	33,926
ENN Energy Holdings, Ltd.	7,300	120,406
Far East Horizon, Ltd.	21,000	21,311
Fiberhome Telecommunication Technologies Co., Ltd. Class A	4,000	10,933
Focus Media Information Technology Co., Ltd. Class A	7,500	8,506

See accompanying notes to financial statements.
83

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Foshan Haitian Flavouring & Food Co., Ltd. Class A	9,594	$ 163,517
Fosun International, Ltd.	12,000	14,598
Foxconn Industrial Internet Co., Ltd. Class A	7,700	13,863
Fuyao Glass Industry Group Co., Ltd. Class A	2,400	15,711
Fuyao Glass Industry Group Co., Ltd. Class H (d)	3,600	19,261
Gaotu Techedu, Inc. ADR (b)(c)	184	565
G-bits Network Technology Xiamen Co., Ltd. Class A	400	24,250
GCL System Integration Technology Co., Ltd. Class A (b)	7,700	4,892
GDS Holdings, Ltd. ADR (b)	52	2,944
Geely Automobile Holdings, Ltd.	25,000	71,776
GF Securities Co., Ltd. Class H	5,800	10,118
Giant Network Group Co., Ltd. Class A	7,400	11,924
GOME Retail Holdings, Ltd. (b)	174,000	16,317
Great Wall Motor Co., Ltd. Class H	12,000	44,241
Greentown Service Group Co., Ltd.	20,000	21,581
Guangdong Haid Group Co., Ltd. Class A	8,200	85,634
Guangdong Investment, Ltd.	130,000	169,667
Guangzhou Automobile Group Co., Ltd. Class H	35,200	31,109
Guangzhou Haige Communications Group, Inc. Co. Class A	2,700	4,284
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	900	14,282
Guangzhou R&F Properties Co., Ltd. Class H (c)	8,800	6,760
Guangzhou Shiyuan Electronic Technology Co., Ltd. Class A	1,400	16,996
Haidilao International Holding, Ltd. (c)(d)	9,000	34,395
Haier Smart Home Co., Ltd. Class H	4,400	15,515
Haitian International Holdings, Ltd.	6,000	18,536
Haitong Securities Co., Ltd. Class H	16,800	15,387
Hangzhou First Applied Material Co., Ltd. Class A	800	15,717
Hangzhou Tigermed Consulting Co., Ltd. Class H (d)	5,600	119,199
Hansoh Pharmaceutical Group Co., Ltd. (d)	64,000	162,782
Hello Group, Inc. ADR	214	2,264
Security Description	Shares	Value
Henan Shuanghui Investment & Development Co., Ltd. Class A	8,900	$ 37,440
Hengan International Group Co., Ltd.	12,374	66,284
Hesteel Co., Ltd. Class A	32,211	13,875
Hithink RoyalFlush Information Network Co., Ltd. Class A	1,900	35,295
Hopson Development Holdings, Ltd.	3,600	12,810
Huadian Power International Corp., Ltd. Class A	18,900	13,851
Huadong Medicine Co., Ltd. Class A	2,460	11,313
Hualan Biological Engineering, Inc. Class A	6,640	28,704
Huaneng Power International, Inc. Class A	12,700	16,273
Huaneng Power International, Inc. Class H (c)	44,000	23,682
Huatai Securities Co., Ltd. Class H (d)	4,843	7,478
Huaxia Bank Co., Ltd. Class A	45,000	38,836
Huayu Automotive Systems Co., Ltd. Class A	2,500	8,839
Huazhu Group, Ltd. ADR (b)(c)	82	3,761
Hutchmed China, Ltd. ADR (b)	263	9,628
Iflytek Co., Ltd. Class A	3,700	30,327
Industrial & Commercial Bank of China, Ltd. Class A	47,900	34,585
Industrial & Commercial Bank of China, Ltd. Class H	1,121,448	623,775
Industrial Bank Co., Ltd. Class A	38,800	110,015
Inner Mongolia BaoTou Steel Union Co., Ltd. Class A (b)	93,000	45,679
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	11,700	68,344
Intco Medical Technology Co., Ltd. Class A	750	6,813
iQIYI, Inc. ADR (b)	644	5,171
Jafron Biomedical Co., Ltd. Class A	2,190	19,871
Jason Furniture Hangzhou Co., Ltd. Class A	800	7,437
JD.com, Inc. ADR (b)	4,322	312,221
Jiangsu Expressway Co., Ltd. Class H	80,000	81,083
Jiangsu Hengrui Medicine Co., Ltd. Class A	25,542	198,788
Jiangsu King's Luck Brewery JSC, Ltd. Class A	2,000	14,038
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	2,600	66,905
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. Class A	2,300	11,550

See accompanying notes to financial statements.
84

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Jiangsu Zhongtian Technology Co., Ltd. Class A	6,300	$ 8,883
Jiangxi Copper Co., Ltd. Class H	21,000	37,928
Joinn Laboratories China Co., Ltd. Class A	560	13,709
Jointown Pharmaceutical Group Co., Ltd. Class A	7,600	18,229
Jonjee Hi-Tech Industrial & Commercial Holding Co., Ltd. Class A	1,100	5,427
JOYY, Inc. ADR (c)	266	14,585
Juewei Food Co., Ltd. Class A	500	4,954
Kaisa Group Holdings, Ltd. (b)(c)	22,856	6,224
KE Holdings, Inc. ADR (b)	276	5,040
Kingboard Holdings, Ltd.	9,000	40,753
Kingdee International Software Group Co., Ltd. (b)	20,000	66,927
Kingsoft Corp., Ltd.	3,000	11,966
Kunlun Energy Co., Ltd.	50,000	52,154
Kweichow Moutai Co., Ltd. Class A	2,500	708,863
KWG Group Holdings, Ltd.	15,500	15,152
Laobaixing Pharmacy Chain JSC Class A	2,640	19,143
Lee & Man Paper Manufacturing, Ltd.	25,000	18,402
Lenovo Group, Ltd.	142,915	153,661
Lepu Medical Technology Beijing Co., Ltd. Class A	2,500	10,393
Li Ning Co., Ltd.	3,500	40,532
Logan Group Co., Ltd.	16,000	16,730
Longfor Group Holdings, Ltd. (d)	8,000	36,893
Luxshare Precision Industry Co., Ltd. Class A	11,889	65,782
Luzhou Laojiao Co., Ltd. Class A	2,800	96,130
Maxscend Microelectronics Co., Ltd. Class A	900	49,086
Meituan Class B (b)(d)	6,900	218,576
Metallurgical Corp. of China, Ltd. Class A	21,900	14,761
Microport Scientific Corp.	6,004	33,858
Midea Group Co., Ltd. Class A	6,100	65,782
Ming Yuan Cloud Group Holdings, Ltd. (c)	16,000	55,494
NanJi E-Commerce Co., Ltd. Class A	7,200	7,363
NavInfo Co., Ltd. Class A (b)	4,900	8,367
NetEase, Inc. ADR	1,187	101,370
New China Life Insurance Co., Ltd. Class H	4,100	12,114
New Oriental Education & Technology Group, Inc. ADR (b)	9,758	20,004
Security Description	Shares	Value
Ningxia Baofeng Energy Group Co., Ltd. Class A	4,400	$ 10,962
NIO, Inc. ADR (b)	276	9,834
Noah Holdings, Ltd. ADR (b)	290	10,768
Nongfu Spring Co., Ltd. Class H (d)	13,400	68,251
Offcn Education Technology Co., Ltd. Class A (b)	3,200	5,375
Oppein Home Group, Inc. Class A	480	9,733
Ovctek China, Inc. Class A	2,260	28,595
People's Insurance Co. Group of China, Ltd. Class H	88,000	27,356
Perfect World Co., Ltd. Class A	1,850	4,323
PetroChina Co., Ltd. Class A	64,300	59,877
PetroChina Co., Ltd. Class H	380,000	180,124
Pharmaron Beijing Co., Ltd. Class H (d)	600	14,359
PICC Property & Casualty Co., Ltd. Class H	44,270	42,936
Pinduoduo, Inc. ADR (b)	1,213	109,983
Ping An Bank Co., Ltd. Class A	2,200	6,112
Ping An Insurance Group Co. of China, Ltd. Class A	2,300	17,234
Ping An Insurance Group Co. of China, Ltd. Class H	51,500	352,280
Poly Developments & Holdings Group Co., Ltd. Class A	2,500	5,435
Postal Savings Bank of China Co., Ltd. Class H (d)	348,000	240,504
Power Construction Corp. of China, Ltd. Class A	20,800	27,297
SAIC Motor Corp., Ltd. Class A	7,300	21,581
Sanan Optoelectronics Co., Ltd. Class A	2,100	10,311
Sangfor Technologies, Inc. Class A	900	32,715
SDIC Power Holdings Co., Ltd. Class A	31,300	58,487
Seazen Group, Ltd.	28,000	22,408
SF Holding Co., Ltd. Class A	1,000	10,126
Shaanxi Coal Industry Co., Ltd. Class A	7,500	17,199
Shandong Gold Mining Co., Ltd. Class A	16,552	50,292
Shandong Gold Mining Co., Ltd. Class H (c)(d)	18,500	32,748
Shandong Nanshan Aluminum Co., Ltd. Class A	24,700	16,724
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	32,000	57,220
Shanghai Baosight Software Co., Ltd. Class A	2,200	22,498
Shanghai Construction Group Co., Ltd. Class A	31,200	19,820

See accompanying notes to financial statements.
85

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H (c)	4,500	$ 23,151
Shanghai Jahwa United Co., Ltd. Class A	3,800	25,818
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	92,552	83,852
Shanghai M&G Stationery, Inc. Class A	4,000	42,132
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	22,900	44,478
Shanghai Pudong Development Bank Co., Ltd. Class A	56,724	79,101
Shanghai RAAS Blood Products Co., Ltd. Class A	12,400	13,103
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	2,660	130,033
Shenergy Co., Ltd. Class A	12,500	15,339
Shennan Circuits Co., Ltd. Class A	1,680	24,682
Shenzhen Energy Group Co., Ltd. Class A	5,240	7,729
Shenzhen Goodix Technology Co., Ltd. Class A	1,700	29,180
Shenzhen Inovance Technology Co., Ltd. Class A	300	2,928
Shenzhen International Holdings, Ltd.	13,107	16,871
Shenzhen Investment, Ltd.	40,212	10,124
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	3,200	191,098
Shenzhou International Group Holdings, Ltd.	31,500	670,897
Shimao Group Holdings, Ltd.	9,000	16,486
Sichuan Chuantou Energy Co., Ltd. Class A	20,999	46,755
Sichuan Swellfun Co., Ltd. Class A	1,500	29,551
Silergy Corp.	2,000	294,682
Sinopec Shanghai Petrochemical Co., Ltd. Class A	31,016	20,424
Sinopharm Group Co., Ltd. Class H	23,600	61,542
Sinotruk Hong Kong, Ltd.	6,500	9,686
Smoore International Holdings, Ltd. (d)	30,000	139,891
Songcheng Performance Development Co., Ltd. Class A	11,440	24,957
Sun Art Retail Group, Ltd. (c)	63,332	29,288
Sunac China Holdings, Ltd.	20,697	44,134
Suning.com Co., Ltd. Class A (b)	29,100	22,499
Sunny Optical Technology Group Co., Ltd.	21,493	565,442
TAL Education Group ADR (b)	1,545	7,478
Security Description	Shares	Value
Tencent Holdings, Ltd.	9,178	$ 543,985
Tencent Music Entertainment Group ADR (b)	3,588	26,013
Tianjin 712 Communication & Broadcasting Co., Ltd. Class A	2,800	15,948
Tianjin Zhonghuan Semiconductor Co., Ltd. Class A	3,300	23,454
Tingyi Cayman Islands Holding Corp.	18,000	33,481
Toly Bread Co., Ltd. Class A	3,800	17,116
Tonghua Dongbao Pharmaceutical Co., Ltd. Class A	2,100	3,423
Tongling Nonferrous Metals Group Co., Ltd. Class A	51,300	31,079
Topchoice Medical Corp. Class A (b)	1,900	88,912
Topsports International Holdings, Ltd. (d)	16,000	18,292
TravelSky Technology, Ltd. Class H	18,000	34,684
Trip.com Group, Ltd. ADR (b)	1,207	37,115
Tsingtao Brewery Co., Ltd. Class H	4,000	31,344
Uni-President China Holdings, Ltd.	24,000	22,845
Vipshop Holdings, Ltd. ADR (b)	2,481	27,638
Walvax Biotechnology Co., Ltd. Class A	3,300	32,305
Want Want China Holdings, Ltd.	162,000	122,572
Weibo Corp. ADR (b)	343	16,289
Weichai Power Co., Ltd. Class H	12,000	24,941
Wens Foodstuffs Group Co., Ltd. Class A	12,180	27,308
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	3,900	12,684
Wuliangye Yibin Co., Ltd. Class A	7,200	244,749
WuXi AppTec Co., Ltd. Class A	2,242	53,080
WuXi AppTec Co., Ltd. Class H (d)	2,520	58,948
Wuxi Biologics Cayman, Inc. (b)(d)	5,500	89,375
Xiaomi Corp. Class B (b)(d)	61,600	168,943
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	4,000	8,427
Xinyi Solar Holdings, Ltd.	3,501	7,178
Yadea Group Holdings, Ltd. (d)	36,000	58,823
Yantai Eddie Precision Machinery Co., Ltd. Class A	1,680	9,376

See accompanying notes to financial statements.
86

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Yantai Jereh Oilfield Services Group Co., Ltd. Class A	400	$ 3,001
Yanzhou Coal Mining Co., Ltd. Class H	22,000	41,656
Yealink Network Technology Corp., Ltd. Class A	1,950	24,549
Yihai International Holding, Ltd. (b)(c)	18,000	100,236
Yonghui Superstores Co., Ltd. Class A	7,300	4,434
Yuexiu Property Co., Ltd.	9,200	8,651
Yum China Holdings, Inc.	5,622	326,694
Yunnan Baiyao Group Co., Ltd. Class A	2,100	31,819
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	1,200	70,319
Zhaojin Mining Industry Co., Ltd. Class H (c)	84,000	59,132
Zhejiang Dahua Technology Co., Ltd. Class A	2,300	8,453
Zhejiang Dingli Machinery Co., Ltd. Class A	700	7,646
Zhejiang Expressway Co., Ltd. Class H	14,000	11,546
Zhejiang Supor Co., Ltd. Class A	2,500	18,093
Zhejiang Weixing New Building Materials Co., Ltd. Class A	2,800	7,328
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd. Class A	2,200	19,975
Zhongjin Gold Corp., Ltd. Class A	22,000	28,531
Zhongsheng Group Holdings, Ltd.	11,000	88,597
Zhuzhou CRRC Times Electric Co. Class H (b)	4,700	21,705
Zijin Mining Group Co., Ltd. Class A	30,900	48,308
Zijin Mining Group Co., Ltd. Class H	14,000	17,301
Zoomlion Heavy Industry Science & Technology Co., Ltd. Class A	3,447	4,406
ZTE Corp. Class H	14,680	48,276
ZTO Express Cayman, Inc. ADR	3,666	112,400
		22,615,437
COLOMBIA — 0.1%
Bancolombia SA ADR	363	12,567
Bancolombia SA	967	8,361
Bancolombia SA Preference Shares	565	4,891
Ecopetrol SA ADR (c)	402	5,769
Ecopetrol SA	8,677	6,223
Grupo de Inversiones Suramericana SA	1,141	6,406
Security Description	Shares	Value
Interconexion Electrica SA ESP	1,853	$ 11,035
		55,252
CZECH REPUBLIC — 0.2%
CEZ A/S	1,242	40,468
Komercni banka A/S (b)	1,813	73,499
Moneta Money Bank A/S (b)(d)	9,471	38,223
		152,190
EGYPT — 0.3%
Commercial International Bank Egypt SAE GDR (b)	85,491	228,261
Eastern Co SAE	31,952	24,879
		253,140
GREECE — 0.3%
Alpha Services & Holdings SA (b)	15,790	20,038
FF Group (b)(e)	491	—
Hellenic Telecommunications Organization SA	5,197	97,694
JUMBO SA	1,427	23,335
OPAP SA	5,732	88,885
		229,952
HONG KONG — 0.2%
Alibaba Pictures Group, Ltd. (b)(c)	30,000	3,392
China Huishan Dairy Holdings Co., Ltd. (b)(e)	1,072,393	—
Kingboard Laminates Holdings, Ltd.	24,500	40,536
Nine Dragons Paper Holdings, Ltd.	20,000	24,638
Sino Biopharmaceutical, Ltd.	43,000	35,683
SSY Group, Ltd.	46,000	24,877
		129,126
HUNGARY — 0.4%
MOL Hungarian Oil & Gas PLC	5,998	50,004
OTP Bank Nyrt (b)	1,902	111,684
Richter Gedeon Nyrt	5,163	141,340
		303,028
INDIA — 18.4%
ACC, Ltd.	1,639	49,781
Adani Ports & Special Economic Zone, Ltd.	1,173	11,661
Adani Total Gas, Ltd.	8,107	155,434
Ambuja Cements, Ltd.	834	4,497
Apollo Hospitals Enterprise, Ltd.	261	15,758
Asian Paints, Ltd.	17,389	760,112
Aurobindo Pharma, Ltd.	954	9,315
Avenue Supermarts, Ltd. (b)(d)	560	32,065
Axis Bank, Ltd. (b)	6,022	62,189
Bajaj Auto, Ltd.	3,453	178,292
Bajaj Finserv, Ltd.	181	43,372
Balkrishna Industries, Ltd.	1,821	62,157

See accompanying notes to financial statements.
87

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Bandhan Bank, Ltd. (d)	2,121	$ 8,087
Berger Paints India, Ltd.	6,283	68,478
Bharat Electronics, Ltd.	30,196	82,561
Bharat Forge, Ltd.	228	2,265
Bharat Petroleum Corp., Ltd.	6,535	38,051
Bharti Airtel, Ltd.	10,121	93,850
Britannia Industries, Ltd.	5,833	310,319
Cipla, Ltd.	7,927	105,037
Coal India, Ltd.	48,262	120,350
Colgate-Palmolive India, Ltd.	5,297	119,138
Container Corp. Of India, Ltd.	139	1,319
Dabur India, Ltd.	38,253	317,996
Divi's Laboratories, Ltd.	5,138	332,164
Dr Reddy's Laboratories, Ltd. ADR	1,862	121,291
Dr Reddy's Laboratories, Ltd.	127	8,351
Eicher Motors, Ltd.	4,026	151,337
GAIL India, Ltd. GDR	1,173	15,366
Godrej Consumer Products, Ltd. (b)	11,099	153,998
Grasim Industries, Ltd.	1,097	24,673
Havells India, Ltd.	5,195	96,100
HCL Technologies, Ltd.	52,184	899,559
HDFC Asset Management Co., Ltd. (d)	1,795	70,337
HDFC Life Insurance Co., Ltd. (d)	20,891	203,316
Hero MotoCorp, Ltd.	4,038	154,089
Hindalco Industries, Ltd.	11,588	76,176
Hindustan Petroleum Corp., Ltd.	11,801	47,695
Hindustan Unilever, Ltd.	28,793	1,048,034
ICICI Bank, Ltd. ADR	5,863	110,635
ICICI Bank, Ltd.	427	4,032
ICICI Lombard General Insurance Co., Ltd. (d)	6,069	129,961
Indian Oil Corp., Ltd.	22,563	38,088
Indraprastha Gas, Ltd.	7,916	56,853
Indus Towers, Ltd.	4,186	17,409
Infosys, Ltd. ADR	54,487	1,212,336
Infosys, Ltd.	44,354	1,001,001
InterGlobe Aviation, Ltd. (b)(d)	289	7,871
Ipca Laboratories, Ltd.	3,454	112,206
ITC, Ltd.	110,048	350,111
JSW Steel, Ltd.	2,688	24,201
Jubilant Foodworks, Ltd.	508	27,655
Kotak Mahindra Bank, Ltd.	1,007	27,207
Larsen & Toubro Infotech, Ltd. (d)	1,556	120,852
Larsen & Toubro, Ltd. GDR	1,171	27,167
Larsen & Toubro, Ltd.	83	1,904
Lupin, Ltd.	4,873	62,472
Mahindra & Mahindra, Ltd. GDR	2,563	27,680
Mahindra & Mahindra, Ltd.	116	1,255
Marico, Ltd.	33,892	249,986
Maruti Suzuki India, Ltd.	643	63,566
Security Description	Shares	Value
Motherson Sumi Systems, Ltd.	1,640	$ 4,992
MRF, Ltd.	72	76,994
Nestle India, Ltd.	1,388	363,618
NTPC, Ltd.	27,616	52,775
Oil & Natural Gas Corp., Ltd.	28,967	56,391
Page Industries, Ltd.	404	172,561
Petronet LNG, Ltd.	27,708	89,047
Pidilite Industries, Ltd.	9,973	320,032
Piramal Enterprises, Ltd.	250	8,743
Power Grid Corp. of India, Ltd.	24,972	63,887
REC, Ltd.	6,581	13,995
Reliance Industries, Ltd. GDR (d)	3,185	216,899
Reliance Industries, Ltd.	2,821	95,744
SBI Life Insurance Co., Ltd. (d)	546	8,938
Shree Cement, Ltd.	19	7,398
Shriram Transport Finance Co., Ltd.	387	6,772
State Bank of India GDR	626	38,499
Sun Pharmaceutical Industries, Ltd.	9,571	105,506
Tata Consultancy Services, Ltd.	39,767	2,022,731
Tata Motors, Ltd. ADR (b)(c)	1,193	26,735
Tata Motors, Ltd. (b)	4,432	19,904
Tata Steel, Ltd.	108	1,875
Tata Steel, Ltd. GDR	4,205	73,167
Tech Mahindra, Ltd.	28,398	528,191
Titan Co., Ltd.	5,146	149,875
UltraTech Cement, Ltd.	170	16,939
United Spirits, Ltd. (b)	2,851	32,767
UPL, Ltd.	2,119	20,203
Vedanta, Ltd.	9,511	36,857
Wipro, Ltd. ADR	14,385	127,020
Wipro, Ltd.	59,755	510,466
Yes Bank, Ltd. (b)	51,905	8,776
		15,007,315
INDONESIA — 1.9%
Adaro Energy Tbk PT	125,600	15,445
Astra International Tbk PT	70,900	27,245
Bank Central Asia Tbk PT	290,625	710,699
Bank Mandiri Persero Tbk PT	66,500	28,575
Bank Negara Indonesia Persero Tbk PT	40,400	15,172
Bank Rakyat Indonesia Persero Tbk PT	230,649	62,044
Charoen Pokphand Indonesia Tbk PT	25,500	11,447
Gudang Garam Tbk PT	16,800	38,207
Indah Kiat Pulp & Paper Tbk PT	16,900	10,125
Indocement Tunggal Prakarsa Tbk PT	6,600	4,842
Indofood CBP Sukses Makmur Tbk PT	79,100	46,147

See accompanying notes to financial statements.
88

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Indofood Sukses Makmur Tbk PT	37,200	$ 16,504
Kalbe Farma Tbk PT	505,600	50,516
Semen Indonesia Persero Tbk PT	12,000	6,875
Telkom Indonesia Persero Tbk PT	1,470,375	379,087
Unilever Indonesia Tbk PT	246,300	67,975
United Tractors Tbk PT	11,900	21,618
		1,512,523
KUWAIT — 0.7%
Agility Public Warehousing Co. KSC	4,826	15,761
Kuwait Finance House KSCP	8,026	21,875
Mobile Telecommunications Co. KSCP	119,128	236,597
National Bank of Kuwait SAKP	90,149	284,854
		559,087
LUXEMBOURG — 0.0% (a)
Reinet Investments SCA	1,129	21,246
MALAYSIA — 2.3%
AMMB Holdings Bhd (b)	20,700	15,723
Axiata Group Bhd	7,404	6,915
CIMB Group Holdings Bhd	65,576	74,872
Dialog Group Bhd	2,600	1,484
DiGi.Com Bhd	62,700	66,646
Fraser & Neave Holdings Bhd	7,300	46,557
Genting Bhd	14,200	17,095
Genting Malaysia Bhd	13,000	9,316
HAP Seng Consolidated Bhd	21,000	39,878
Hartalega Holdings Bhd	54,500	80,061
Hong Leong Bank Bhd	26,220	118,371
Hong Leong Financial Group Bhd	2,400	10,491
IHH Healthcare Bhd	76,200	121,949
IOI Corp. Bhd	14,400	12,967
Kossan Rubber Industries	30,100	16,608
Kuala Lumpur Kepong Bhd	11,776	56,595
Malayan Banking Bhd	145,230	279,255
Malaysia Airports Holdings Bhd (b)	2,700	4,450
Maxis Bhd	51,000	57,134
MISC Bhd	7,600	12,544
Nestle Malaysia Bhd	6,300	200,294
Petronas Chemicals Group Bhd	42,900	89,151
Petronas Dagangan Bhd	7,000	31,969
Petronas Gas Bhd	2,400	9,642
PPB Group Bhd	16,760	73,501
Public Bank Bhd	143,755	139,755
RHB Bank Bhd	8,184	10,674
Sime Darby Bhd	17,527	9,504
Sime Darby Plantation Bhd	7,767	6,642
Supermax Corp. Bhd	40,831	23,310
Telekom Malaysia Bhd	7,485	10,191
Security Description	Shares	Value
Tenaga Nasional Bhd	39,300	$ 90,869
Top Glove Corp. Bhd	155,000	106,628
Westports Holdings Bhd	45,038	48,411
		1,899,452
MEXICO — 1.5%
America Movil SAB de CV Series L	127,839	113,624
Arca Continental SAB de CV	7,640	46,812
Cemex SAB de CV Series CPO (b)	63,848	46,275
Coca-Cola Femsa SAB de CV	4,727	26,764
Fibra Uno Administracion SA de CV REIT	19,562	22,281
Fomento Economico Mexicano SAB de CV	4,392	38,316
Gruma SAB de CV Class B	4,347	49,999
Grupo Aeroportuario del Pacifico SAB de CV Class B (b)	73	853
Grupo Aeroportuario del Sureste SAB de CV Class B	286	5,370
Grupo Bimbo SAB de CV Class A	6,770	19,126
Grupo Carso SAB de CV Series A1	1,270	4,371
Grupo Financiero Banorte SAB de CV Series O	13,569	87,558
Grupo Financiero Inbursa SAB de CV Series O (b)	13,095	12,327
Grupo Mexico SAB de CV Class B	10,192	40,873
Grupo Televisa SAB Series CPO	12,226	27,089
Industrias Penoles SAB de CV (b)	800	9,474
Kimberly-Clark de Mexico SAB de CV Class A	2,795	4,624
Megacable Holdings SAB de CV	974	2,991
Orbia Advance Corp. SAB de CV	3,087	7,950
Promotora y Operadora de Infraestructura SAB de CV	308	2,145
Wal-Mart de Mexico SAB de CV	192,871	658,378
		1,227,200
PAKISTAN — 0.0% (a)
Habib Bank, Ltd.	13,867	8,907
Lucky Cement, Ltd. (b)	2,278	9,673
MCB Bank, Ltd.	17,100	15,135
		33,715
PERU — 0.2%
Cia de Minas Buenaventura SAA ADR (b)	2,045	13,824
Credicorp, Ltd.	1,357	150,546

See accompanying notes to financial statements.
89

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Southern Copper Corp.	452	$ 25,375
		189,745
PHILIPPINES — 0.9%
Aboitiz Equity Ventures, Inc.	21,450	20,437
Ayala Corp.	720	11,532
Ayala Land, Inc.	7,300	4,794
Bank of the Philippine Islands	67,029	107,028
BDO Unibank, Inc.	65,442	141,892
Globe Telecom, Inc.	2,120	124,017
GT Capital Holdings, Inc.	727	7,269
International Container Terminal Services, Inc.	21,830	83,451
JG Summit Holdings, Inc.	11,814	15,054
Jollibee Foods Corp.	2,080	8,359
Manila Electric Co.	14,490	84,650
Metro Pacific Investments Corp.	106,200	7,599
Metropolitan Bank & Trust Co.	36,766	31,497
PLDT, Inc.	591	19,464
SM Investments Corp.	1,115	21,640
SM Prime Holdings, Inc.	16,600	10,658
Universal Robina Corp.	15,180	40,442
		739,783
POLAND — 0.8%
Bank Polska Kasa Opieki SA	1,681	43,620
CD Projekt SA	2,095	101,183
Cyfrowy Polsat SA	4,770	42,736
Dino Polska SA (b)(d)	1,956	163,622
KGHM Polska Miedz SA	735	29,178
LPP SA	5	18,634
Orange Polska SA (b)	5,543	11,208
PGE Polska Grupa Energetyczna SA (b)	11,375	25,579
Polski Koncern Naftowy ORLEN SA	2,911	60,122
Polskie Gornictwo Naftowe i Gazownictwo SA	9,081	14,781
Powszechna Kasa Oszczednosci Bank Polski SA (b)	6,114	65,031
Powszechny Zaklad Ubezpieczen SA	2,377	21,847
Santander Bank Polska SA (b)	168	12,700
		610,241
QATAR — 1.0%
Barwa Real Estate Co.	63,753	55,121
Commercial Bank PQSC	27,911	47,137
Industries Qatar QSC	4,970	21,089
Masraf Al Rayan QSC	141,948	174,618
Mesaieed Petrochemical Holding Co.	9,494	5,885
Ooredoo QSC	8,253	16,635
Qatar Electricity & Water Co. QSC	25,259	117,450
Qatar Fuel QSC	6,024	29,682
Security Description	Shares	Value
Qatar Islamic Bank SAQ	27,956	$ 140,125
Qatar National Bank QPSC	43,217	227,302
		835,044
ROMANIA — 0.0% (a)
NEPI Rockcastle PLC	1,266	8,797
RUSSIA — 4.2%
Alrosa PJSC (b)	72,138	131,679
Gazprom PJSC ADR	70,363	702,645
Inter Rao Use PJSC	435,055	27,797
LUKOIL PJSC ADR	3,565	341,598
Magnit PJSC GDR	2,722	45,866
MMC Norilsk Nickel PJSC ADR	1,737	51,988
Mobile TeleSystems PJSC ADR	2,577	24,842
Moscow Exchange MICEX (b)	5,004	11,958
Novatek PJSC GDR	270	71,307
Novolipetsk Steel PJSC GDR	2,933	87,228
Novolipetskiy Steel PJSC (b)	6,756	20,135
PhosAgro PJSC GDR	1,300	28,964
Polymetal International PLC	11,833	200,714
Polyus PJSC (b)	81	13,312
Polyus PJSC GDR	1,520	124,944
Rosneft Oil Co. PJSC GDR	11,377	96,136
Rosneft Oil Co. PJSC	5,112	43,236
Sberbank of Russia PJSC ADR (f)	16,154	304,018
Sberbank of Russia PJSC ADR (f)	6,842	128,288
Severstal PAO GDR	6,252	131,667
Surgutneftegas PJSC ADR (f)	38,014	206,796
Surgutneftegas PJSC ADR (f)	10,002	50,460
Tatneft PJSC ADR (f)	573	25,109
Tatneft PJSC ADR (f)	1,551	65,003
TCS Group Holding PLC GDR	3,938	361,508
VTB Bank PJSC GDR	8,347	11,536
VTB Bank PJSC	17,049,040	12,173
X5 Retail Group NV GDR	896	29,093
Yandex NV Class A (b)	480	38,326
		3,388,326
SAUDI ARABIA — 5.6%
Abdullah Al Othaim Markets Co.	3,858	115,821
Advanced Petrochemical Co.	5,401	108,000
Al Rajhi Bank	45,363	1,482,791
Alinma Bank	36,257	232,001
Almarai Co. JSC	826	12,773
Arab National Bank	3,242	19,846
Bank AlBilad (b)	5,299	57,784
Bank Al-Jazira	7,658	37,609
Banque Saudi Fransi	2,973	33,054
Bupa Arabia for Cooperative Insurance Co.	4,271	169,897
Co. for Cooperative Insurance	2,642	60,931
Dar Al Arkan Real Estate Development Co. (b)	1,586	4,355

See accompanying notes to financial statements.
90

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Dr Sulaiman Al Habib Medical Services Group Co.	1,804	$ 83,690
Emaar Economic City (b)	4,800	17,021
Etihad Etisalat Co.	18,523	154,083
Jarir Marketing Co.	6,405	357,930
Mobile Telecommunications Co. (b)	12,189	45,497
Mouwasat Medical Services Co.	1,040	50,188
National Industrialization Co. (b)	1,195	7,487
Rabigh Refining & Petrochemical Co. (b)	860	6,420
Riyad Bank	5,979	43,041
SABIC Agri-Nutrients Co.	6,451	297,551
Sahara International Petrochemical Co.	927	10,825
Saudi Arabian Mining Co. (b)	439	9,808
Saudi Arabian Oil Co. (d)	4,325	41,512
Saudi Basic Industries Corp.	8,578	291,369
Saudi British Bank	4,432	39,172
Saudi Electricity Co.	14,621	104,862
Saudi Kayan Petrochemical Co. (b)	1,738	9,508
Saudi National Bank	8,493	139,033
Saudi Telecom Co.	14,371	486,607
Savola Group	2,398	23,975
Yanbu National Petrochemical Co.	2,787	52,906
		4,607,347
SINGAPORE — 0.0% (a)
BOC Aviation, Ltd. (d)	2,200	18,426
SOUTH AFRICA — 1.7%
Absa Group, Ltd.	6,335	64,285
African Rainbow Minerals, Ltd.	1,790	22,559
Anglo American Platinum, Ltd.	1,666	144,443
Aspen Pharmacare Holdings, Ltd.	1,498	26,976
Bid Corp., Ltd. (b)	1,075	23,051
Bidvest Group, Ltd.	1,734	22,590
Capitec Bank Holdings, Ltd.	313	37,845
Clicks Group, Ltd.	8,772	161,913
Discovery, Ltd. (b)	1,105	10,053
Exxaro Resources, Ltd. (c)	1,221	13,069
FirstRand, Ltd.	17,835	76,473
Gold Fields, Ltd.	2,001	16,396
Growthpoint Properties, Ltd. REIT	9,097	8,647
Harmony Gold Mining Co., Ltd.	1,493	4,655
Impala Platinum Holdings, Ltd. (c)	1,165	13,293
Kumba Iron Ore, Ltd.	2,056	67,775
Mr. Price Group, Ltd.	8,203	109,711
MTN Group, Ltd. (b)	8,855	83,200
MultiChoice Group, Ltd.	403	3,058
Naspers, Ltd. Class N	221	36,615
Security Description	Shares	Value
Nedbank Group, Ltd.	3,325	$ 38,689
Old Mutual, Ltd.	36,681	40,399
Rand Merchant Investment Holdings, Ltd.	2,087	5,216
Remgro, Ltd.	2,501	22,583
Sanlam, Ltd.	7,752	32,935
Sasol, Ltd. (b)	3,352	63,593
Shoprite Holdings, Ltd.	3,587	42,617
Sibanye Stillwater, Ltd.	3,682	11,385
SPAR Group, Ltd.	2,040	26,633
Standard Bank Group, Ltd.	8,479	80,693
Tiger Brands, Ltd.	1,935	24,086
Vodacom Group, Ltd.	6,019	57,626
Woolworths Holdings, Ltd.	5,198	20,405
		1,413,467
SOUTH KOREA — 8.9%
Amorepacific Corp.	83	12,513
AMOREPACIFIC Group	102	4,226
BGF retail Co., Ltd.	122	17,568
Celltrion Healthcare Co., Ltd. (b)	111	10,256
Celltrion, Inc. (b)	196	42,958
Cheil Worldwide, Inc.	739	14,231
CJ CheilJedang Corp.	100	34,586
CJ Corp.	306	25,534
CJ ENM Co., Ltd.	20	2,557
CJ Logistics Corp. (b)	312	40,318
Coway Co., Ltd.	2,330	146,019
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (b)	357	8,111
DB Insurance Co., Ltd.	969	52,051
Doosan Bobcat, Inc. (b)	176	5,953
Doosan Heavy Industries & Construction Co., Ltd. (b)	498	8,644
E-MART, Inc.	357	49,600
Fila Holdings Corp.	136	4,899
GS Engineering & Construction Corp.	452	16,320
GS Holdings Corp.	610	23,055
Hana Financial Group, Inc.	4,264	167,103
Hankook Tire & Technology Co., Ltd.	552	20,164
Hanmi Pharm Co., Ltd.	7	1,626
Hanon Systems	4,096	54,141
Hanwha Solutions Corp. (b)	602	22,778
Hotel Shilla Co., Ltd.	72	5,266
Hyundai Engineering & Construction Co., Ltd.	603	26,178
Hyundai Glovis Co., Ltd.	126	17,719
Hyundai Heavy Industries Holdings Co., Ltd.	572	31,257
Hyundai Mobis Co., Ltd.	453	96,798
Hyundai Motor Co.	802	135,473
Hyundai Motor Co. Preference Shares	445	35,893

See accompanying notes to financial statements.
91

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Hyundai Motor Co. Preference Shares	268	$ 21,843
Hyundai Motor Co. GDR	308	12,536
Hyundai Steel Co.	886	35,433
Industrial Bank of Korea	3,486	30,915
Kakao Corp.	1,349	134,444
Kangwon Land, Inc. (b)	1,042	25,214
KB Financial Group, Inc.	1,007	47,033
KB Financial Group, Inc. ADR (c)	3,797	176,219
Kia Corp.	1,830	125,503
Korea Aerospace Industries, Ltd.	194	5,407
Korea Electric Power Corp. ADR (c)	7,528	74,301
Korea Electric Power Corp.	2,069	41,153
Korea Investment Holdings Co., Ltd.	212	15,452
Korea Shipbuilding & Offshore Engineering Co., Ltd. (b)	214	18,436
Korea Zinc Co., Ltd.	25	10,621
Korean Air Lines Co., Ltd. (b)	756	21,518
KT&G Corp.	2,995	205,400
Kumho Petrochemical Co., Ltd.	95	15,165
LG Chem, Ltd.	92	60,297
LG Chem, Ltd. Preference Shares	7	2,220
LG Corp.	340	26,706
LG Display Co., Ltd. ADR (b)(c)	2,341	18,611
LG Display Co., Ltd. (b)	1,831	29,305
LG Electronics, Inc.	776	83,564
LG Household & Health Care, Ltd.	265	299,244
LG Household & Health Care, Ltd. Preference Shares	158	85,672
LG Innotek Co., Ltd.	125	22,012
LG Uplus Corp.	2,364	29,949
Lotte Chemical Corp.	171	34,879
Lotte Shopping Co., Ltd.	167	14,457
LX Holdings Corp. (b)	330	2,651
Meritz Securities Co., Ltd.	1,894	7,918
Mirae Asset Securities Co., Ltd.	3,624	26,507
NAVER Corp.	958	313,939
NCSoft Corp.	635	323,400
Netmarble Corp. (d)	306	30,497
NH Investment & Securities Co., Ltd.	768	8,368
Orion Corp/Republic of Korea	39	3,870
Pan Ocean Co., Ltd.	1,378	8,787
Pearl Abyss Corp. (b)	1,614	109,599
POSCO ADR	2,321	160,079
POSCO	117	32,610
S-1 Corp.	1,259	88,896
Samsung Biologics Co., Ltd. (b)(d)	107	78,985
Samsung C&T Corp.	450	46,938
Security Description	Shares	Value
Samsung Electro-Mechanics Co., Ltd.	212	$ 31,782
Samsung Electronics Co., Ltd. Preference Shares	3,744	220,086
Samsung Electronics Co., Ltd.	22,537	1,410,466
Samsung Engineering Co., Ltd. (b)	505	10,898
Samsung Fire & Marine Insurance Co., Ltd.	307	60,933
Samsung Heavy Industries Co., Ltd. (b)	1,948	10,201
Samsung Life Insurance Co., Ltd.	553	34,282
Samsung SDI Co., Ltd.	111	67,313
Samsung SDS Co., Ltd.	648	87,841
Samsung Securities Co., Ltd.	389	15,737
Seegene, Inc.	171	8,767
Shinhan Financial Group Co., Ltd.	1,072	36,578
Shinhan Financial Group Co., Ltd. ADR	4,924	165,791
Shinsegae, Inc.	53	11,795
SK Hynix, Inc.	3,953	343,884
SK Innovation Co., Ltd. (b)	189	42,302
SK Telecom Co., Ltd. ADR	9,971	300,127
SK Telecom Co., Ltd. (b)	128	35,027
SK, Inc.	525	118,834
S-Oil Corp.	259	24,063
Woori Financial Group, Inc.	8,377	82,426
Yuhan Corp.	1,506	78,226
		7,297,707
TAIWAN — 14.2%
Accton Technology Corp.	21,000	198,238
Acer, Inc.	26,258	23,326
Advantech Co., Ltd.	26,838	351,604
ASE Technology Holding Co., Ltd.	21,124	82,644
Asia Cement Corp.	25,200	41,245
Asustek Computer, Inc.	21,000	245,347
AU Optronics Corp.	160,000	101,362
Catcher Technology Co., Ltd.	8,000	48,097
Cathay Financial Holding Co., Ltd.	68,770	142,919
Chailease Holding Co., Ltd.	7,621	67,291
Chang Hwa Commercial Bank, Ltd.	30,193	17,827
Cheng Shin Rubber Industry Co., Ltd.	20,000	25,484
China Development Financial Holding Corp.	182,000	92,762
China Life Insurance Co., Ltd.	21,997	22,897
China Steel Corp.	69,440	90,475
Chunghwa Telecom Co., Ltd.	109,540	434,456
Compal Electronics, Inc.	253,000	214,311
CTBC Financial Holding Co., Ltd.	117,900	96,908
Delta Electronics, Inc.	7,623	68,951

See accompanying notes to financial statements.
92

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
E.Sun Financial Holding Co., Ltd.	176,782	$ 166,880
Eclat Textile Co., Ltd.	5,379	117,193
Evergreen Marine Corp. Taiwan, Ltd.	6,565	29,690
Far Eastern New Century Corp.	21,560	23,100
Far EasTone Telecommunications Co., Ltd.	119,449	263,675
Feng TAY Enterprise Co., Ltd.	18,176	140,265
First Financial Holding Co., Ltd.	459,221	371,689
Formosa Chemicals & Fibre Corp.	27,000	81,309
Formosa Petrochemical Corp.	23,000	81,894
Formosa Plastics Corp.	27,000	109,994
Foxconn Technology Co., Ltd.	14,892	37,577
Fubon Financial Holding Co., Ltd.	61,600	169,585
Giant Manufacturing Co., Ltd.	1,000	11,432
Globalwafers Co., Ltd.	8,000	228,280
Hiwin Technologies Corp.	1,218	13,531
Hon Hai Precision Industry Co., Ltd.	118,730	447,467
Hotai Motor Co., Ltd.	1,000	20,997
Hua Nan Financial Holdings Co., Ltd.	438,631	321,174
Innolux Corp.	66,751	40,730
Inventec Corp.	27,000	25,003
Largan Precision Co., Ltd.	3,000	235,818
Lite-On Technology Corp.	44,952	100,842
MediaTek, Inc.	2,877	93,454
Mega Financial Holding Co., Ltd.	97,657	112,342
Micro-Star International Co., Ltd.	21,000	97,611
Nan Ya Plastics Corp.	24,000	78,821
Nanya Technology Corp.	9,000	21,288
Nien Made Enterprise Co., Ltd.	7,000	99,496
Novatek Microelectronics Corp.	22,000	323,756
Pegatron Corp.	24,000	57,716
Phison Electronics Corp.	2,000	27,063
Pou Chen Corp.	27,000	32,708
Powertech Technology, Inc.	13,000	48,761
President Chain Store Corp.	24,000	241,202
Quanta Computer, Inc.	26,000	72,325
Realtek Semiconductor Corp.	18,000	320,131
Ruentex Development Co., Ltd.	25,755	53,062
Shanghai Commercial & Savings Bank, Ltd.	27,387	43,645
Shin Kong Financial Holding Co., Ltd.	125,657	41,990
SinoPac Financial Holdings Co., Ltd.	73,152	36,497
Synnex Technology International Corp.	78,900	147,829
Security Description	Shares	Value
Taishin Financial Holding Co., Ltd.	72,766	$ 47,274
Taiwan Cement Corp.	27,474	50,292
Taiwan Cooperative Financial Holding Co., Ltd.	515,729	409,096
Taiwan High Speed Rail Corp.	54,000	57,372
Taiwan Mobile Co., Ltd.	110,542	392,405
Taiwan Semiconductor Manufacturing Co., Ltd.	119,495	2,487,647
Uni-President Enterprises Corp.	27,164	66,593
United Microelectronics Corp.	72,000	165,395
Vanguard International Semiconductor Corp.	27,000	146,821
Walsin Technology Corp. (b)	2,000	10,983
Win Semiconductors Corp.	11,000	122,395
Winbond Electronics Corp.	20,000	19,023
Wistron Corp.	59,535	58,765
WPG Holdings, Ltd.	73,280	127,567
Yageo Corp.	1,198	19,027
Yuanta Financial Holding Co., Ltd.	43,404	38,480
Zhen Ding Technology Holding, Ltd.	8,000	28,399
		11,601,500
TANZANIA, UNITED REPUBLIC OF — 0.3%
AngloGold Ashanti, Ltd.	12,732	201,173
THAILAND — 2.6%
Advanced Info Service PCL	59,521	344,794
Airports of Thailand PCL	22,000	39,663
Airports of Thailand PCL NVDR	89,370	161,122
Bangkok Bank PCL NVDR	3,100	10,674
Bangkok Commercial Asset Management PCL	11,080	6,026
Bangkok Dusit Medical Services PCL Class F	236,092	159,093
Bangkok Expressway & Metro PCL	410,933	106,271
Berli Jucker PCL NVDR	2,800	2,731
BTS Group Holdings PCL	172,328	47,876
Bumrungrad Hospital PCL	26,695	111,640
Carabao Group PCL Class F	3,800	13,477
Central Pattana PCL	11,768	18,434
Central Retail Corp. PCL NVDR	9,363	9,270
Central Retail Corp. PCL	634	628
Charoen Pokphand Foods PCL	25,886	19,700
CP ALL PCL	117,261	220,070
Electricity Generating PCL	2,309	11,874
Energy Absolute PCL	900	1,629
Energy Absolute PCL NVDR	2,300	4,164
Home Product Center PCL	314,574	126,443
Indorama Ventures PCL	1,400	1,841
Indorama Ventures PCL NVDR	7,000	9,206
Intouch Holdings PCL Class F	124,900	297,161

See accompanying notes to financial statements.
93

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Krung Thai Bank PCL	94,703	$ 30,789
Land & Houses PCL	21,400	5,028
Minor International PCL (b)	2,497	2,325
Minor International PCL NVDR (b)	4,561	4,246
Osotspa PCL	11,500	11,556
PTT Exploration & Production PCL	7,228	25,101
PTT Global Chemical PCL	19,262	36,008
PTT Oil & Retail Business PCL	77,400	62,908
PTT PCL	62,260	71,764
Ratch Group PCL	2,700	3,611
Siam Cement PCL	2,424	28,800
Siam Cement PCL NVDR	3,100	36,832
Siam Commercial Bank PCL	8,300	29,928
Sri Trang Gloves Thailand PCL	8,000	7,389
Thai Oil PCL	9,588	14,806
Thai Union Group PCL NVDR	48,800	31,298
Thai Union Group PCL Class F	12,000	7,696
True Corp. PCL	44,200	4,964
		2,138,836
TURKEY — 0.5%
Akbank T.A.S.	47,834	28,697
Aselsan Elektronik Sanayi Ve Ticaret A/S	21,327	36,344
BIM Birlesik Magazalar A/S	29,515	212,287
Eregli Demir ve Celik Fabrikalari TAS	6,739	12,630
Ford Otomotiv Sanayi A/S	1,948	36,639
KOC Holding A/S	6,859	17,463
Turkcell Iletisim Hizmetleri A/S	17,486	30,172
Turkiye Garanti Bankasi A/S	29,288	30,461
Turkiye Is Bankasi A/S Class C	37,486	21,899
Turkiye Petrol Rafinerileri AS (b)	1,260	16,253
		442,845
UNITED ARAB EMIRATES — 1.6%
Abu Dhabi Commercial Bank PJSC	15,566	31,741
Abu Dhabi National Oil Co. for Distribution PJSC	149,182	168,955
Aldar Properties PJSC	29,583	32,860
Dubai Islamic Bank PJSC	31,797	42,850
Emaar Properties PJSC	30,155	33,495
Emirates NBD Bank PJSC	14,801	57,219
Emirates Telecommunications Group Co. PJSC	97,305	636,311
First Abu Dhabi Bank PJSC	55,169	267,047
		1,270,478
UNITED STATES — 0.0% (a)
JBS SA	5,394	36,697
TOTAL COMMON STOCKS (Cost $65,244,556)		81,391,339

Security Description	Shares	Value
RIGHTS — 0.0% (a)
INDIA — 0.0% (a)
Bharti Airtel, Ltd. (expiring 10/21/21) (b)	722	$ 1,491
SOUTH KOREA — 0.0% (a)
Hyundai Engineering & Construction Co., Ltd. (expiring 10/22/21) (b)	10	677
Samsung Heavy Industries Co., Ltd. (expiring 10/29/21) (b)	644	582
		1,259
TOTAL RIGHTS (Cost $0)		2,750
WARRANTS — 0.0% (a)
THAILAND — 0.0% (a)
BTS Group Holdings PCL (expiring 07/21/22) (b)	17,233	408
BTS Group Holdings PCL (expiring 07/22/22) (b)	34,466	407
BTS Group Holdings PCL (expiring 09/05/22) (b)	8,616	428
Minor International PCL (expiring 02/15/24) (b)	150	18
Minor International PCL (expiring 2/15/24) (b)	88	10
TOTAL WARRANTS (Cost $0)		1,271
SHORT-TERM INVESTMENTS — 1.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (g) (h)	199,417	199,457
State Street Navigator Securities Lending Portfolio II (i) (j)	691,026	691,026
TOTAL SHORT-TERM INVESTMENTS (Cost $890,483)		890,483
TOTAL INVESTMENTS — 100.8% (Cost $66,135,039)		82,285,843
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(676,080)
NET ASSETS — 100.0%		$ 81,609,763
(a)	Amount is less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at September 30, 2021.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 4.0% of net assets as of September 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to financial statements.
94

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2021, total aggregate fair value of the securities is $26,972, representing less than 0.05% of the Fund's net assets.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at September 30, 2021.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$79,495,074	$1,869,293	$26,972	$81,391,339
Rights	—	2,750	—	2,750
Warrants	456	815	—	1,271
Short-Term Investments	890,483	—	—	890,483
TOTAL INVESTMENTS	$80,386,013	$1,872,858	$26,972	$82,285,843
Sector Breakdown as of September 30, 2021

% of Net Assets
Information Technology	21.5%
Financials	21.0
Consumer Staples	12.2
Consumer Discretionary	9.3
Communication Services	8.8
Materials	8.4
Health Care	5.5
Energy	4.8
Industrials	3.9
Utilities	3.0
Real Estate	1.3
Short-Term Investments	1.1
Liabilities in Excess of Other Assets	(0.8)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	569,594	$ 569,708	$ 9,492,917	$ 9,863,318	$93	$57	199,417	$199,457	$ 170
State Street Navigator Securities Lending Portfolio II	1,006,930	1,006,930	14,858,675	15,174,579	—	—	691,026	691,026	6,984
Total		$1,576,638	$24,351,592	$25,037,897	$93	$57		$890,483	$7,154
See accompanying notes to financial statements.
95

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2021

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AUSTRALIA — 1.9%
APA Group Stapled Security	1,278	$ 8,050
Aristocrat Leisure, Ltd.	379	12,854
ASX, Ltd.	339	19,835
Aurizon Holdings, Ltd.	3,036	8,312
AusNet Services, Ltd.	3,331	6,063
Australia & New Zealand Banking Group, Ltd.	1,930	39,245
BHP Group PLC	686	17,465
BHP Group, Ltd. (a)	842	22,875
BlueScope Steel, Ltd.	536	7,937
Brambles, Ltd.	609	4,738
Cochlear, Ltd.	57	9,075
Coles Group, Ltd.	900	11,045
Commonwealth Bank of Australia	776	58,482
Computershare, Ltd.	414	5,449
CSL, Ltd.	599	126,951
Dexus REIT	1,076	8,394
Endeavour Group, Ltd.	2,715	13,689
Fortescue Metals Group, Ltd.	2,294	24,790
Glencore PLC (b)	10,521	49,913
Goodman Group REIT	156	2,443
GPT Group REIT	324	1,187
LendLease Corp., Ltd. Stapled Security	541	4,240
Macquarie Group, Ltd.	76	9,992
Magellan Financial Group, Ltd. (a)	98	2,504
Medibank Pvt, Ltd.	1,984	5,145
Mirvac Group REIT	1,266	2,734
National Australia Bank, Ltd.	2,023	40,668
Newcrest Mining, Ltd.	133	2,175
Orica, Ltd.	488	4,861
QBE Insurance Group, Ltd.	82	691
Ramsay Health Care, Ltd.	101	5,079
REA Group, Ltd.	94	10,786
Rio Tinto PLC	1,621	107,393
Rio Tinto, Ltd.	473	34,229
Santos, Ltd.	1,127	5,837
Scentre Group REIT	748	1,616
Sonic Healthcare, Ltd.	973	28,578
South32, Ltd.	3,435	8,759
Stockland REIT	581	1,880
Suncorp Group, Ltd.	658	5,970
Telstra Corp., Ltd.	4,871	13,828
Transurban Group Stapled Security	490	5,012
Transurban Group (b)	54	552
Treasury Wine Estates, Ltd.	575	5,154
Wesfarmers, Ltd.	2,400	96,650
Westpac Banking Corp.	2,146	40,304
Woodside Petroleum, Ltd.	203	3,502
Woolworths Group, Ltd.	2,715	77,172
		984,103
Security Description	Shares	Value
AUSTRIA — 0.1%
Erste Group Bank AG	196	$ 8,646
Mondi PLC	312	7,696
OMV AG	227	13,728
Raiffeisen Bank International AG	400	10,514
Voestalpine AG	25	928
		41,512
BELGIUM — 0.2%
Ageas SA/NV	71	3,523
Anheuser-Busch InBev SA/NV	243	13,841
Elia Group SA	41	4,904
Etablissements Franz Colruyt NV (a)	366	18,664
Groupe Bruxelles Lambert SA	60	6,612
KBC Group NV	138	12,481
Proximus SADP	661	13,130
Sofina SA	13	5,171
Solvay SA	12	1,497
UCB SA	104	11,667
Umicore SA	104	6,176
		97,666
BERMUDA — 0.0% (c)
RenaissanceRe Holdings, Ltd.	49	6,831
BRAZIL — 0.1%
Wheaton Precious Metals Corp.	650	24,464
Yara International ASA	25	1,244
		25,708
CANADA — 3.1%
Agnico Eagle Mines, Ltd.	1,337	69,349
Algonquin Power & Utilities Corp.	334	4,896
Alimentation Couche-Tard, Inc. Class B	1,194	45,673
AltaGas, Ltd.	310	6,115
Atco, Ltd. Class I	160	5,131
B2Gold Corp.	1,000	3,418
Bank of Montreal	339	33,837
Bank of Nova Scotia	687	42,277
Barrick Gold Corp.	588	10,615
BCE, Inc.	653	32,705
Brookfield Asset Management, Inc. Class A	455	24,376
Cameco Corp.	340	7,386
Canadian Imperial Bank of Commerce (a)	319	35,505
Canadian National Railway Co. (a)	788	91,299
Canadian Natural Resources, Ltd.	694	25,369
Canadian Pacific Railway, Ltd.	735	47,987
Canadian Utilities, Ltd. Class A	180	4,849
Cenovus Energy, Inc.	797	8,034
CGI, Inc. (b)	793	67,347
Constellation Software, Inc.	35	57,328

See accompanying notes to financial statements.
96

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Dollarama, Inc.	150	$ 6,505
Emera, Inc.	160	7,244
Empire Co., Ltd. Class A	494	15,052
Enbridge, Inc.	853	33,976
Fairfax Financial Holdings, Ltd.	35	14,126
Fortis, Inc.	258	11,443
Franco-Nevada Corp.	1,095	142,229
George Weston, Ltd. (a)	130	14,020
Great-West Lifeco, Inc.	358	10,891
Hydro One, Ltd. (d)	200	4,727
iA Financial Corp., Inc.	125	7,090
Intact Financial Corp.	914	120,833
Keyera Corp. (a)	250	6,289
Kinross Gold Corp. (a)	498	2,669
Kirkland Lake Gold, Ltd.	354	14,743
Loblaw Cos., Ltd. (a)	459	31,493
Magna International, Inc.	250	18,810
Manulife Financial Corp.	613	11,797
Metro, Inc.	426	20,812
National Bank of Canada (a)	125	9,599
Nutrien, Ltd. (a)	251	16,288
Open Text Corp. (a)	278	13,566
Pembina Pipeline Corp.	386	12,233
Power Corp. of Canada (a)	450	14,830
Quebecor, Inc. Class B	180	4,349
RioCan Real Estate Investment Trust	398	6,799
Rogers Communications, Inc. Class B	554	25,867
Royal Bank of Canada	694	69,041
Shaw Communications, Inc. Class B	620	18,020
Sun Life Financial, Inc. (a)	100	5,147
Suncor Energy, Inc.	772	16,002
TC Energy Corp. (a)	345	16,601
Teck Resources, Ltd. Class B	233	5,799
TELUS Corp.	2,814	61,840
Thomson Reuters Corp. (a)	478	52,843
Toronto-Dominion Bank	1,813	119,998
		1,587,067
CHINA — 0.1%
BOC Hong Kong Holdings, Ltd.	5,500	16,603
Chow Tai Fook Jewellery Group, Ltd.	3,400	6,508
NXP Semiconductors NV	65	12,731
Prosus NV (b)	121	9,675
Wilmar International, Ltd.	1,500	4,652
		50,169
DENMARK — 1.7%
AP Moller - Maersk A/S Class A	8	20,636
Carlsberg AS Class B	130	21,264
Chr. Hansen Holding A/S	24	1,961
Coloplast A/S Class B	910	142,753
Danske Bank A/S	781	13,201
DSV A/S	68	16,327
Security Description	Shares	Value
Genmab A/S (b)	74	$ 32,397
GN Store Nord A/S	101	7,007
Novo Nordisk A/S Class B	5,024	486,575
Novozymes A/S Class B	483	33,123
Orsted A/S (d)	55	7,276
Pandora A/S	144	17,506
Tryg A/S	934	21,239
Vestas Wind Systems A/S	1,120	44,949
		866,214
FINLAND — 0.4%
Elisa Oyj	1,171	72,796
Fortum Oyj	202	6,155
Kone Oyj Class B	798	56,212
Neste Oyj	197	11,180
Nokia Oyj (b)	1,444	7,941
Nordea Bank Abp (a)	1,209	15,630
Orion Oyj Class B	141	5,597
Sampo Oyj Class A	202	10,046
Stora Enso Oyj Class R	323	5,415
UPM-Kymmene Oyj	252	8,969
Wartsila OYJ Abp	229	2,748
		202,689
FRANCE — 2.1%
Air Liquide SA	115	18,470
Airbus SE (b)	127	16,941
Arkema SA	15	1,991
AXA SA	1,363	38,046
BioMerieux	64	7,310
BNP Paribas SA	1,237	79,480
Bollore SA	1,138	6,601
Bouygues SA	44	1,831
Capgemini SE	44	9,187
Carrefour SA	777	13,998
Cie de Saint-Gobain	345	23,287
Cie Generale des Etablissements Michelin SCA	109	16,776
CNP Assurances	403	6,410
Credit Agricole SA	1,617	22,387
Danone SA	290	19,846
Dassault Aviation SA	40	4,515
Dassault Systemes SE	70	3,688
Eiffage SA	13	1,321
Electricite de France SA	271	3,420
Engie SA	1,265	16,628
EssilorLuxottica SA	55	10,549
Eurazeo SE	56	5,273
Faurecia SE	26	1,232
Gecina SA REIT	3	405
Getlink SE	115	1,804
Hermes International	101	140,055
Kering SA	24	17,134
Klepierre SA REIT (b)	181	4,078
Legrand SA	19	2,043
L'Oreal SA	266	110,010

See accompanying notes to financial statements.
97

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
LVMH Moet Hennessy Louis Vuitton SE	66	$ 47,432
Orange SA	8,876	96,203
Pernod Ricard SA	76	16,797
Publicis Groupe SA	45	3,038
Renault SA (b)	508	18,189
Safran SA	64	8,134
Sanofi	490	47,180
Sartorius Stedim Biotech	67	37,559
Schneider Electric SE	160	26,684
SCOR SE	28	814
Societe Generale SA	1,900	59,884
Sodexo SA (b)	7	615
Suez SA	109	2,487
Thales SA	38	3,706
TotalEnergies SE	1,405	67,307
Unibail-Rodamco-Westfield REIT (b)	117	8,627
Valeo	192	5,396
Veolia Environnement SA	379	11,622
Vinci SA	180	18,806
Vivendi SE	203	2,566
Worldline SA (b)(d)	16	1,224
		1,088,986
GERMANY — 2.3%
adidas AG	55	17,325
Allianz SE	239	53,969
Aroundtown SA	902	6,241
BASF SE	386	29,458
Bayer AG	303	16,506
Bayerische Motoren Werke AG	294	28,199
Bayerische Motoren Werke AG Preference Shares	69	5,278
Beiersdorf AG	93	10,073
Brenntag SE	110	10,273
Commerzbank AG (b)	2,153	14,360
Continental AG (b)	67	7,360
Covestro AG (d)	114	7,840
Daimler AG	968	86,069
Deutsche Bank AG (b)	1,768	22,617
Deutsche Boerse AG	177	28,821
Deutsche Lufthansa AG (a)(b)	679	4,674
Deutsche Post AG	530	33,464
Deutsche Telekom AG	12,861	259,292
Deutsche Wohnen SE	97	5,949
E.ON SE	943	11,550
Fresenius SE & Co. KGaA	286	13,767
FUCHS PETROLUB SE Preference Shares	56	2,623
Hannover Rueck SE	10	1,754
HeidelbergCement AG	19	1,426
HelloFresh SE (b)	570	52,822
Henkel AG & Co. KGaA Preference Shares	102	9,478
Henkel AG & Co. KGaA	59	5,098
Infineon Technologies AG	485	19,968
Security Description	Shares	Value
Knorr-Bremse AG	50	$ 5,368
LANXESS AG	14	951
LEG Immobilien SE	42	5,948
Merck KGaA	43	9,352
MTU Aero Engines AG	27	6,114
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	106	29,103
Porsche Automobil Holding SE Preference Shares	114	11,354
Rational AG	6	5,665
RWE AG	430	15,225
SAP SE	1,107	149,952
Scout24 AG (d)	62	4,308
Siemens AG	256	42,106
Siemens Energy AG (b)	134	3,608
Siemens Healthineers AG (d)	378	24,612
Symrise AG	38	5,005
TeamViewer AG (b)(d)	131	3,855
Telefonica Deutschland Holding AG	4,693	13,369
Uniper SE	206	8,607
United Internet AG	115	4,481
Vitesco Technologies Group AG Class A (b)	13	792
Volkswagen AG	24	7,454
Volkswagen AG Preference Shares	233	52,290
Vonovia SE	61	3,669
		1,179,442
HONG KONG — 1.4%
AIA Group, Ltd.	3,000	34,664
CK Asset Holdings, Ltd.	678	3,928
CK Infrastructure Holdings, Ltd.	500	2,794
CLP Holdings, Ltd.	6,000	57,806
Hang Seng Bank, Ltd.	5,000	85,810
HK Electric Investments & HK Electric Investments, Ltd. Stapled Security	25,831	25,650
HKT Trust & HKT, Ltd. Stapled Security	19,540	26,757
Hong Kong & China Gas Co., Ltd.	30,277	45,894
Hong Kong Exchanges & Clearing, Ltd.	1,371	84,500
Hongkong Land Holdings, Ltd.	300	1,440
Jardine Matheson Holdings, Ltd.	1,400	74,256
Link REIT	6,987	59,911
MTR Corp., Ltd.	9,165	49,447
New World Development Co., Ltd.	2,330	9,533
Power Assets Holdings, Ltd.	4,000	23,533
Sino Land Co., Ltd.	6,000	8,077
Sun Hung Kai Properties, Ltd.	1,500	18,768
Swire Pacific, Ltd. Class A	1,000	5,948
Techtronic Industries Co., Ltd.	1,500	29,886

See accompanying notes to financial statements.
98

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
WH Group, Ltd. (d)	8,072	$ 5,755
Wharf Real Estate Investment Co., Ltd.	2,000	10,354
Xinyi Glass Holdings, Ltd.	11,000	32,924
		697,635
IRELAND — 0.2%
CRH PLC	170	7,991
Flutter Entertainment PLC (b)	20	3,966
Kerry Group PLC Class A	604	81,201
Kingspan Group PLC	215	21,429
Smurfit Kappa Group PLC	154	8,099
		122,686
ISRAEL — 0.3%
Azrieli Group, Ltd.	191	17,246
Bank Hapoalim BM	984	8,693
Bank Leumi Le-Israel BM	2,933	24,992
Check Point Software Technologies, Ltd. (b)	309	34,929
Elbit Systems, Ltd.	46	6,696
ICL Group, Ltd.	1,016	7,464
Israel Discount Bank, Ltd. Class A (b)	1,737	9,218
Mizrahi Tefahot Bank, Ltd.	730	24,664
Nice, Ltd. (b)	48	13,390
Teva Pharmaceutical Industries, Ltd. (b)	889	8,741
		156,033
ITALY — 0.7%
Assicurazioni Generali SpA	1,290	27,494
DiaSorin SpA	175	36,781
Enel SpA	3,562	27,456
Eni SpA	1,490	19,938
Ferrari NV	160	33,554
FinecoBank Banca Fineco SpA (b)	715	12,985
Infrastrutture Wireless Italiane SpA (d)	1,296	14,473
Intesa Sanpaolo SpA	16,936	48,157
Mediobanca Banca di Credito Finanziario SpA (b)	987	11,942
Moncler SpA	225	13,826
Poste Italiane SpA (d)	328	4,535
Prysmian SpA	35	1,230
Recordati Industria Chimica e Farmaceutica SpA	466	27,155
Telecom Italia SpA (e)	30,367	11,945
Telecom Italia SpA (e)	8,410	3,410
Terna - Rete Elettrica Nazionale	659	4,686
UniCredit SpA	3,799	50,633
		350,200
JAPAN — 9.8%
ABC-Mart, Inc.	200	11,347
Acom Co., Ltd.	1,900	6,982
Advantest Corp.	200	17,979
Security Description	Shares	Value
Aeon Co., Ltd.	800	$ 21,080
AGC, Inc.	300	15,541
Aisin Corp.	100	3,648
Ajinomoto Co., Inc.	1,000	29,630
ANA Holdings, Inc. (b)	400	10,416
Asahi Group Holdings, Ltd.	300	14,576
Asahi Kasei Corp.	1,000	10,724
Astellas Pharma, Inc.	1,100	18,165
Bandai Namco Holdings, Inc.	300	22,586
Bridgestone Corp.	700	33,289
Brother Industries, Ltd.	400	8,844
Canon, Inc. (a)	4,000	98,248
Capcom Co., Ltd.	1,300	36,177
Central Japan Railway Co.	100	16,021
Chiba Bank, Ltd.	1,400	9,147
Chubu Electric Power Co., Inc.	1,800	21,319
Chugai Pharmaceutical Co., Ltd.	3,100	113,998
Concordia Financial Group, Ltd.	1,300	5,150
Cosmos Pharmaceutical Corp.	100	17,056
Dai Nippon Printing Co., Ltd.	400	9,712
Daifuku Co., Ltd.	100	9,429
Dai-ichi Life Holdings, Inc.	900	19,948
Daiichi Sankyo Co., Ltd.	300	8,011
Daikin Industries, Ltd.	100	21,923
Daito Trust Construction Co., Ltd.	200	23,374
Daiwa House Industry Co., Ltd.	400	13,404
Daiwa House REIT Investment Corp.	5	14,631
Daiwa Securities Group, Inc.	1,200	7,033
Denso Corp.	400	26,332
Dentsu Group, Inc.	100	3,858
East Japan Railway Co.	300	21,085
Eisai Co., Ltd.	200	15,050
ENEOS HoldingS, Inc.	4,800	19,613
Fuji Electric Co., Ltd.	100	4,580
FUJIFILM Holdings Corp.	1,000	86,390
Fujitsu, Ltd.	100	18,203
GMO Payment Gateway, Inc.	100	12,709
Hakuhodo DY Holdings, Inc.	300	5,200
Hamamatsu Photonics KK	900	55,980
Hankyu Hanshin Holdings, Inc.	500	15,819
Hino Motors, Ltd.	300	2,826
Hirose Electric Co., Ltd.	200	33,395
Hitachi Metals, Ltd. (b)	100	1,933
Hitachi, Ltd.	700	41,658
Honda Motor Co., Ltd.	2,000	61,931
Hoshizaki Corp.	100	9,124
Hoya Corp.	400	62,648
Idemitsu Kosan Co., Ltd.	600	15,842
Iida Group Holdings Co., Ltd.	200	5,164
Inpex Corp.	1,600	12,562
Isuzu Motors, Ltd.	500	6,601
Ito En, Ltd.	100	6,650
ITOCHU Corp.	3,200	93,985
Itochu Techno-Solutions Corp.	300	9,787

See accompanying notes to financial statements.
99

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Japan Airlines Co., Ltd. (b)	400	$ 9,554
Japan Exchange Group, Inc.	1,200	29,845
Japan Metropolitan Fund Invest REIT	2	1,923
Japan Post Bank Co., Ltd.	1,800	15,487
Japan Post Holdings Co., Ltd.	12,200	103,286
Japan Post Insurance Co., Ltd.	500	9,128
Japan Real Estate Investment Corp. REIT	1	5,987
Japan Tobacco, Inc.	1,300	25,517
JFE Holdings, Inc.	1,200	18,251
Kajima Corp.	700	9,047
Kakaku.com, Inc. (a)	200	6,498
Kansai Electric Power Co., Inc.	1,200	11,675
Kansai Paint Co., Ltd.	200	4,983
Kao Corp.	200	11,929
KDDI Corp.	4,600	152,172
Keio Corp.	300	16,106
Keisei Electric Railway Co., Ltd.	200	6,659
Keyence Corp.	200	120,099
Kirin Holdings Co., Ltd.	900	16,738
Kobayashi Pharmaceutical Co., Ltd.	100	7,923
Kobe Bussan Co., Ltd. (a)	300	9,827
Koei Tecmo Holdings Co., Ltd.	430	20,503
Koito Manufacturing Co., Ltd.	100	6,041
Komatsu, Ltd.	200	4,831
Kubota Corp.	500	10,706
Kyocera Corp.	200	12,548
Kyowa Kirin Co., Ltd.	200	7,215
Lasertec Corp.	100	22,935
Lawson, Inc.	200	9,823
Lixil Corp.	400	11,669
M3, Inc.	500	35,815
Makita Corp.	100	5,512
Marubeni Corp.	2,100	17,564
Mazda Motor Corp. (b)	900	7,873
McDonald's Holdings Co. Japan, Ltd.	600	28,286
Medipal Holdings Corp.	700	13,231
MEIJI Holdings Co., Ltd.	100	6,462
MISUMI Group, Inc.	200	8,523
Mitsubishi Chemical Holdings Corp.	1,500	13,760
Mitsubishi Corp.	1,200	38,030
Mitsubishi Electric Corp.	1,400	19,537
Mitsubishi Estate Co., Ltd.	500	7,979
Mitsubishi Gas Chemical Co., Inc.	100	1,985
Mitsubishi HC Capital, Inc.	900	4,743
Mitsubishi Heavy Industries, Ltd.	300	8,131
Mitsubishi UFJ Financial Group, Inc.	17,300	102,009
Mitsui & Co., Ltd.	1,500	33,126
Mitsui Chemicals, Inc.	300	10,123
Mitsui Fudosan Co., Ltd.	400	9,563
Mizuho Financial Group, Inc.	6,040	85,775
Security Description	Shares	Value
MonotaRO Co., Ltd.	1,800	$ 40,719
MS&AD Insurance Group Holdings, Inc.	400	13,465
Murata Manufacturing Co., Ltd.	200	17,853
NEC Corp.	1,500	81,604
Nexon Co., Ltd.	1,800	29,152
Nidec Corp.	100	11,132
Nintendo Co., Ltd.	200	97,352
Nippon Building Fund, Inc. REIT	2	12,996
Nippon Express Co., Ltd.	100	6,919
Nippon Paint Holdings Co., Ltd.	1,100	11,998
Nippon Prologis REIT, Inc.	13	43,401
Nippon Shinyaku Co., Ltd.	100	8,335
Nippon Steel Corp.	1,200	21,876
Nippon Telegraph & Telephone Corp.	6,100	168,662
Nippon Yusen KK	400	30,294
Nissan Chemical Corp.	100	5,862
Nissan Motor Co., Ltd. (b)	5,100	25,693
Nisshin Seifun Group, Inc.	300	5,004
Nissin Foods Holdings Co., Ltd.	100	8,030
Nitori Holdings Co., Ltd.	300	59,449
Nitto Denko Corp.	100	7,152
Nomura Holdings, Inc.	3,000	14,885
Nomura Real Estate Holdings, Inc.	200	5,231
Nomura Real Estate Master Fund, Inc. REIT	1	1,439
Nomura Research Institute, Ltd.	500	18,553
NSK, Ltd.	500	3,410
NTT Data Corp.	2,000	38,808
Obic Co., Ltd.	300	57,459
Odakyu Electric Railway Co., Ltd.	300	6,972
Oji Holdings Corp.	1,900	9,621
Olympus Corp.	100	2,202
Omron Corp.	100	9,949
Ono Pharmaceutical Co., Ltd.	400	9,153
Oracle Corp. Japan	200	17,603
Oriental Land Co., Ltd.	500	81,246
ORIX Corp.	1,400	26,475
Osaka Gas Co., Ltd.	800	14,691
Otsuka Corp.	200	10,289
Otsuka Holdings Co., Ltd.	400	17,162
Pan Pacific International Holdings Corp.	900	18,698
Panasonic Corp.	1,800	22,424
PeptiDream, Inc. (b)	500	16,312
Pigeon Corp.	300	6,991
Rakuten Group, Inc.	400	3,875
Recruit Holdings Co., Ltd.	1,398	85,603
Resona Holdings, Inc.	3,200	12,872
Ricoh Co., Ltd.	700	7,202
Rinnai Corp.	200	21,976
Rohm Co., Ltd.	100	9,536
Ryohin Keikaku Co., Ltd.	200	4,481
SBI Holdings, Inc.	100	2,475

See accompanying notes to financial statements.
100

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
SCSK Corp.	300	$ 6,362
Secom Co., Ltd.	800	58,099
Seiko Epson Corp.	100	2,025
Sekisui Chemical Co., Ltd.	100	1,727
Sekisui House, Ltd.	600	12,645
Seven & i Holdings Co., Ltd.	800	36,460
SG Holdings Co., Ltd.	1,100	31,351
Shimadzu Corp.	400	17,620
Shimano, Inc.	200	58,974
Shimizu Corp.	1,200	9,067
Shin-Etsu Chemical Co., Ltd.	100	16,939
Shionogi & Co., Ltd.	200	13,720
Shiseido Co., Ltd.	100	6,755
Shizuoka Bank, Ltd.	900	7,429
Softbank Corp. (a)	9,400	127,594
SoftBank Group Corp.	500	29,039
Sohgo Security Services Co., Ltd.	200	9,052
Sompo Holdings, Inc.	300	13,124
Sony Group Corp.	600	66,977
Square Enix Holdings Co., Ltd.	100	5,333
Subaru Corp.	800	14,903
Sumitomo Chemical Co., Ltd.	2,600	13,632
Sumitomo Corp.	400	5,670
Sumitomo Dainippon Pharma Co., Ltd.	300	5,372
Sumitomo Electric Industries, Ltd.	500	6,704
Sumitomo Metal Mining Co., Ltd.	100	3,643
Sumitomo Mitsui Financial Group, Inc.	1,600	56,558
Sumitomo Mitsui Trust Holdings, Inc.	300	10,371
Suntory Beverage & Food, Ltd.	500	20,793
Suzuki Motor Corp.	200	8,954
Sysmex Corp.	500	62,424
T&D Holdings, Inc.	1,000	13,883
Taisei Corp.	500	16,133
Takeda Pharmaceutical Co., Ltd.	668	22,146
TDK Corp.	300	10,876
Terumo Corp.	300	14,210
TIS, Inc.	400	10,952
Toho Co., Ltd.	700	33,063
Toho Gas Co., Ltd.	500	21,846
Tohoku Electric Power Co., Inc. (a)	600	4,420
Tokio Marine Holdings, Inc.	600	32,378
Tokyo Electric Power Co. Holdings, Inc. (b)	6,100	17,495
Tokyo Electron, Ltd.	200	89,034
Tokyu Corp.	700	10,452
TOPPAN, INC.	400	6,822
Toray Industries, Inc.	1,400	8,987
Toshiba Corp.	200	8,452
Tosoh Corp.	300	5,469
Toyo Suisan Kaisha, Ltd.	400	17,764
Toyota Industries Corp.	100	8,246
Security Description	Shares	Value
Toyota Motor Corp.	8,000	$ 143,401
Toyota Tsusho Corp.	300	12,785
Trend Micro, Inc.	300	16,724
Tsuruha Holdings, Inc.	100	12,333
Unicharm Corp.	200	8,871
USS Co., Ltd.	100	1,715
Welcia Holdings Co., Ltd.	200	7,188
West Japan Railway Co.	300	15,178
Yakult Honsha Co., Ltd.	100	5,073
Yamada Holdings Co., Ltd.	3,900	16,428
Yamaha Motor Co., Ltd.	200	5,593
Yamato Holdings Co., Ltd.	200	5,073
Z Holdings Corp.	1,100	7,076
ZOZO, Inc.	100	3,760
		5,092,928
JORDAN — 0.0% (c)
Hikma Pharmaceuticals PLC	204	6,739
LUXEMBOURG — 0.3%
ArcelorMittal SA	939	28,795
Eurofins Scientific SE	814	104,565
		133,360
MACAU — 0.0% (c)
Galaxy Entertainment Group, Ltd. (b)	1,000	5,138
Sands China, Ltd. (b)	1,600	3,289
		8,427
NETHERLANDS — 1.9%
ABN AMRO Bank NV (b)(d)	1,229	17,739
Adyen NV (b)(d)	23	64,374
Aegon NV	3,688	19,093
Akzo Nobel NV	20	2,188
ASM International NV	32	12,543
ASML Holding NV	516	386,260
EXOR NV	142	12,001
Heineken Holding NV	6	523
Heineken NV	64	6,690
ING Groep NV (a)	4,660	67,876
Koninklijke Ahold Delhaize NV	3,013	100,340
Koninklijke DSM NV	50	10,010
Koninklijke KPN NV	9,660	30,396
Koninklijke Philips NV	244	10,842
Koninklijke Vopak NV	10	394
NN Group NV	185	9,706
Randstad NV (a)	76	5,117
Royal Dutch Shell PLC Class A	5,288	118,003
Royal Dutch Shell PLC Class B	1,786	39,725
Universal Music Group NV (b)	203	5,438
Wolters Kluwer NV	358	37,997
		957,255
NEW ZEALAND — 0.1%
a2 Milk Co., Ltd. (a)(b)	1,119	4,964
Auckland International Airport, Ltd. (b)	1,128	6,085

See accompanying notes to financial statements.
101

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Fisher & Paykel Healthcare Corp., Ltd.	861	$ 19,007
Ryman Healthcare, Ltd.	27	281
Spark New Zealand, Ltd.	8,516	28,081
		58,418
NORWAY — 0.2%
DNB Bank ASA	788	18,050
Equinor ASA	285	7,269
Gjensidige Forsikring ASA	454	10,079
Mowi ASA	197	5,012
Norsk Hydro ASA	426	3,198
Orkla ASA	1,168	10,734
Telenor ASA	3,087	52,091
		106,433
PORTUGAL — 0.0% (c)
EDP - Energias de Portugal SA	629	3,306
Jeronimo Martins SGPS SA	450	8,975
		12,281
RUSSIA — 0.0% (c)
Coca-Cola HBC AG (b)	141	4,561
Evraz PLC	1,457	11,677
		16,238
SINGAPORE — 0.5%
Ascendas Real Estate Investment Trust	4,100	9,060
CapitaLand Integrated Commercial Trust REIT	5,032	7,524
Capitaland Investment, Ltd. (b)	3,000	7,513
DBS Group Holdings, Ltd.	1,021	22,803
Keppel Corp., Ltd.	1,200	4,614
Mapletree Commercial Trust REIT	4,000	6,099
Mapletree Logistics Trust REIT	4,100	6,161
Oversea-Chinese Banking Corp., Ltd.	5,104	43,235
Singapore Airlines, Ltd. (b)	4,050	15,005
Singapore Exchange, Ltd.	6,600	48,518
Singapore Technologies Engineering, Ltd.	2,500	7,016
Singapore Telecommunications, Ltd.	40,442	73,282
United Overseas Bank, Ltd.	1,000	19,041
UOL Group, Ltd.	1,200	6,064
Venture Corp., Ltd.	400	5,295
		281,230
SOUTH AFRICA — 0.0% (c)
Anglo American PLC	538	19,024
SPAIN — 0.5%
ACS Actividades de Construccion y Servicios SA	117	3,180
Aena SME SA (b)(d)	4	692
Amadeus IT Group SA (b)	201	13,250
Security Description	Shares	Value
Banco Bilbao Vizcaya Argentaria SA (a)(b)	8,165	$ 54,099
Banco Santander SA	17,734	64,464
CaixaBank SA	2,992	9,307
Enagas SA (a)	217	4,830
Endesa SA	330	6,662
Ferrovial SA	162	4,737
Grifols SA	160	3,909
Iberdrola SA	1,873	18,850
Industria de Diseno Textil SA	638	23,528
Red Electrica Corp. SA	29	582
Repsol SA	1,786	23,386
Telefonica SA	6,303	29,563
		261,039
SWEDEN — 0.9%
Assa Abloy AB Class B	181	5,290
Atlas Copco AB Class A	938	57,061
Atlas Copco AB Class B	547	28,042
Boliden AB (b)	330	10,648
Electrolux AB Class B (a)	5	116
Embracer Group AB (b)	586	5,647
Epiroc AB Class A	938	19,514
Epiroc AB Class B	220	3,919
Essity AB Class B	495	15,390
Evolution AB (d)	131	19,984
H & M Hennes & Mauritz AB Class B (b)	488	9,949
Hexagon AB Class B	1,659	25,780
Husqvarna AB Class B	354	4,251
ICA Gruppen AB	438	20,131
Industrivarden AB Class C	294	9,141
Investor AB Class B	1,532	33,121
Kinnevik AB Class B (b)	148	5,230
Lundin Energy AB (a)	171	6,388
Nibe Industrier AB Class B	1,029	13,015
Sandvik AB	1,230	28,288
Skandinaviska Enskilda Banken AB Class A	305	4,319
Skanska AB Class B	554	13,976
SKF AB Class B	319	7,570
Svenska Handelsbanken AB Class A	901	10,126
Swedbank AB Class A	977	19,800
Swedish Match AB	721	6,318
Tele2 AB Class B (a)	734	10,894
Telefonaktiebolaget LM Ericsson Class B (a)	4,742	53,715
Telia Co. AB	4,861	20,072
Volvo AB Class B	674	15,182
		482,877
SWITZERLAND — 5.6%
ABB, Ltd.	244	8,210
Adecco Group AG	118	5,948
Alcon, Inc.	180	14,672
Baloise Holding AG	14	2,136

See accompanying notes to financial statements.
102

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Barry Callebaut AG	2	$ 4,545
Chocoladefabriken Lindt & Spruengli AG	6	67,020
Cie Financiere Richemont SA	109	11,383
Credit Suisse Group AG	2,566	25,565
EMS-Chemie Holding AG	47	44,539
Geberit AG	56	41,361
Givaudan SA	33	150,770
Holcim, Ltd. (b)	299	14,468
Julius Baer Group, Ltd.	65	4,342
Kuehne + Nagel International AG	377	129,082
Logitech International SA	1,293	115,405
Lonza Group AG	15	11,282
Nestle SA	5,401	652,509
Novartis AG	4,026	331,583
Partners Group Holding AG	55	86,464
Roche Holding AG Bearer Shares	14	5,769
Roche Holding AG	1,886	691,341
Schindler Holding AG (e)	308	82,939
Schindler Holding AG (e)	133	34,417
SGS SA	7	20,456
Sika AG	31	9,863
Sonova Holding AG	179	68,158
STMicroelectronics NV	130	5,690
Straumann Holding AG	9	16,242
Swatch Group AG	32	8,421
Swiss Life Holding AG	22	11,167
Swiss Prime Site AG	353	34,587
Swisscom AG	188	108,304
Temenos AG	78	10,627
UBS Group AG	2,314	37,209
Zurich Insurance Group AG	126	51,813
		2,918,287
UNITED KINGDOM — 3.3%
3i Group PLC	997	17,227
Admiral Group PLC	1,021	42,787
Ashtead Group PLC	389	29,614
Associated British Foods PLC	157	3,937
AstraZeneca PLC ADR	539	32,372
AstraZeneca PLC	428	51,696
Auto Trader Group PLC (d)	109	865
Aviva PLC	2,606	13,911
BAE Systems PLC	3,982	30,346
Barclays PLC	18,045	46,132
Barratt Developments PLC	614	5,467
Berkeley Group Holdings PLC	96	5,646
BP PLC	21,752	99,808
British American Tobacco PLC ADR (a)(e)	1,032	36,409
British American Tobacco PLC (e)	602	21,137
BT Group PLC (b)	7,091	15,279
Bunzl PLC	394	13,042
Burberry Group PLC	211	5,164
CK Hutchison Holdings, Ltd.	3,000	20,020
Security Description	Shares	Value
CNH Industrial NV	842	$ 14,345
Coca-Cola European Partners PLC	15	829
Compass Group PLC (b)	1,108	22,768
Croda International PLC	230	26,497
DCC PLC	94	7,856
Diageo PLC	169	8,217
Direct Line Insurance Group PLC	1,256	4,904
Experian PLC	446	18,696
GlaxoSmithKline PLC	6,613	125,154
Halma PLC	468	17,934
Hargreaves Lansdown PLC	458	8,840
HSBC Holdings PLC	17,772	93,467
Imperial Brands PLC	1,346	28,285
Informa PLC (b)	664	4,919
Intertek Group PLC	201	13,489
J Sainsbury PLC	4,223	16,251
JD Sports Fashion PLC	408	5,768
Johnson Matthey PLC	169	6,118
Just Eat Takeaway.com NV (b)(d)	56	4,091
Kingfisher PLC	2,033	9,224
Land Securities Group PLC REIT	534	5,019
Legal & General Group PLC	2,824	10,704
Liberty Global PLC Class C (b)	334	9,840
Linde PLC	60	17,603
Lloyds Banking Group PLC	73,696	46,276
London Stock Exchange Group PLC	360	36,163
M&G PLC	3,450	9,471
Melrose Industries PLC	3,364	7,895
National Grid PLC	2,132	25,429
Natwest Group PLC	5,443	16,506
Next PLC	66	7,308
Ocado Group PLC (b)	365	8,182
Pearson PLC	848	8,139
Persimmon PLC	422	15,181
Prudential PLC	3,593	70,489
Reckitt Benckiser Group PLC	976	76,722
RELX PLC	1,065	30,831
Rentokil Initial PLC	739	5,815
Rolls-Royce Holdings PLC (b)	1,266	2,392
Sage Group PLC	1,671	15,988
Schroders PLC	101	4,896
Severn Trent PLC	387	13,588
Smith & Nephew PLC	518	8,989
Spirax-Sarco Engineering PLC	94	18,974
SSE PLC	509	10,782
St James's Place PLC	749	15,219
Standard Chartered PLC	3,101	18,230
Taylor Wimpey PLC	1,222	2,567
Tesco PLC	3,081	10,523
Unilever PLC	3,469	187,331
United Utilities Group PLC	598	7,808

See accompanying notes to financial statements.
103

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Vodafone Group PLC	22,061	$ 33,702
Whitbread PLC (b)	41	1,833
Wm Morrison Supermarkets PLC	5,180	20,569
WPP PLC	459	6,192
		1,715,667
UNITED STATES — 61.8%
10X Genomics, Inc. Class A (b)	50	7,279
3M Co.	807	141,564
A.O. Smith Corp.	171	10,443
Abbott Laboratories	311	36,739
AbbVie, Inc.	368	39,696
ABIOMED, Inc. (b)	80	26,042
Accenture PLC Class A	1,222	390,942
Activision Blizzard, Inc.	1,299	100,530
Adobe, Inc. (b)	929	534,844
Advance Auto Parts, Inc.	34	7,102
Advanced Micro Devices, Inc. (b)	1,260	129,654
AES Corp.	250	5,708
Aflac, Inc.	674	35,136
Agilent Technologies, Inc.	285	44,896
AGNC Investment Corp. REIT	179	2,823
Air Products & Chemicals, Inc.	30	7,683
Akamai Technologies, Inc. (b)	454	47,484
Albemarle Corp.	20	4,379
Align Technology, Inc. (b)	90	59,889
Alleghany Corp. (b)	29	18,108
Allegion PLC	86	11,367
Alliant Energy Corp.	215	12,036
Allstate Corp.	1,278	162,702
Ally Financial, Inc.	425	21,696
Alphabet, Inc. Class A (b)	204	545,398
Alphabet, Inc. Class C (b)	270	719,634
Altria Group, Inc.	577	26,265
Amazon.com, Inc. (b)	55	180,677
Amcor PLC	706	8,404
AMERCO	50	32,301
Ameren Corp.	483	39,123
American Electric Power Co., Inc.	884	71,763
American Express Co.	151	25,297
American Financial Group, Inc.	123	15,477
American International Group, Inc.	470	25,798
American Tower Corp. REIT	65	17,252
American Water Works Co., Inc.	214	36,175
Ameriprise Financial, Inc.	185	48,862
AmerisourceBergen Corp.	424	50,647
Amgen, Inc.	314	66,772
Amphenol Corp. Class A	1,648	120,683
Analog Devices, Inc.	372	62,303
Annaly Capital Management, Inc. REIT	452	3,806
Anthem, Inc.	185	68,968
Aon PLC Class A	590	168,604
Apple, Inc.	8,674	1,227,371
Applied Materials, Inc.	1,087	139,930
Security Description	Shares	Value
Aptiv PLC (b)	128	$ 19,068
Aramark	90	2,957
Arch Capital Group, Ltd. (b)	402	15,348
Archer-Daniels-Midland Co.	318	19,083
Arista Networks, Inc. (b)	71	24,398
Arrow Electronics, Inc. (b)	119	13,363
Arthur J Gallagher & Co.	251	37,311
AT&T, Inc.	6,754	182,426
Athene Holding, Ltd. Class A (b)	210	14,463
Atmos Energy Corp.	60	5,292
Autodesk, Inc. (b)	20	5,703
Automatic Data Processing, Inc.	968	193,523
AutoZone, Inc. (b)	45	76,410
AvalonBay Communities, Inc. REIT	39	8,644
Avery Dennison Corp.	125	25,901
Baker Hughes Co.	479	11,846
Ball Corp.	50	4,499
Bank of America Corp.	4,828	204,949
Bank of New York Mellon Corp.	468	24,261
Bausch Health Cos., Inc. (b)	91	2,537
Baxter International, Inc.	759	61,046
Becton Dickinson and Co.	179	44,002
Bentley Systems, Inc. Class B	240	14,554
Berkshire Hathaway, Inc. Class B (b)	860	234,728
Best Buy Co., Inc.	395	41,755
Biogen, Inc. (b)	283	80,086
BioMarin Pharmaceutical, Inc. (b)	70	5,410
Bio-Rad Laboratories, Inc. Class A (b)	50	37,297
Black Knight, Inc. (b)	1,002	72,144
BlackRock, Inc.	165	138,379
Blackstone, Inc.	66	7,678
Boeing Co. (b)	89	19,575
Booking Holdings, Inc. (b)	14	33,234
Booz Allen Hamilton Holding Corp.	630	49,990
BorgWarner, Inc.	214	9,247
Boston Beer Co., Inc. Class A (b)	20	10,195
Boston Scientific Corp. (b)	230	9,980
Bristol-Myers Squibb Co.	772	45,679
Broadcom, Inc.	59	28,611
Broadridge Financial Solutions, Inc.	508	84,653
Brown & Brown, Inc.	1,168	64,766
Brown-Forman Corp. Class B	389	26,067
Bunge, Ltd.	74	6,018
Burlington Stores, Inc. (b)	25	7,089
C.H. Robinson Worldwide, Inc.	992	86,304
Cadence Design Systems, Inc. (b)	378	57,244
Camden Property Trust REIT	60	8,848
Campbell Soup Co.	420	17,560
Capital One Financial Corp.	264	42,760
Cardinal Health, Inc.	310	15,333

See accompanying notes to financial statements.
104

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
CarMax, Inc. (b)	25	$ 3,199
Carnival Corp. (b)	429	10,729
Carrier Global Corp.	31	1,605
Caterpillar, Inc.	156	29,947
Cboe Global Markets, Inc.	384	47,562
CBRE Group, Inc. Class A (b)	273	26,579
Celanese Corp.	144	21,692
Centene Corp. (b)	331	20,625
CenterPoint Energy, Inc.	70	1,722
Cerner Corp.	109	7,687
CF Industries Holdings, Inc.	90	5,024
Charles Schwab Corp.	480	34,963
Charter Communications, Inc. Class A (b)	51	37,106
Cheniere Energy, Inc. (b)	240	23,441
Chevron Corp.	553	56,102
Chubb, Ltd.	273	47,360
Church & Dwight Co., Inc.	1,104	91,157
Cigna Corp.	175	35,028
Cincinnati Financial Corp.	134	15,305
Cintas Corp.	124	47,202
Cisco Systems, Inc.	7,617	414,593
Citigroup, Inc.	1,621	113,762
Citizens Financial Group, Inc.	519	24,383
Citrix Systems, Inc.	739	79,346
Clorox Co.	505	83,633
Cloudflare, Inc. Class A (b)	100	11,265
CME Group, Inc.	368	71,164
CMS Energy Corp.	413	24,668
Coca-Cola Co.	4,451	233,544
Cognex Corp.	171	13,718
Cognizant Technology Solutions Corp. Class A	937	69,535
Colgate-Palmolive Co.	708	53,511
Comcast Corp. Class A	2,460	137,588
Conagra Brands, Inc.	211	7,147
ConocoPhillips	626	42,424
Consolidated Edison, Inc.	2,651	192,436
Constellation Brands, Inc. Class A	16	3,371
Cooper Cos., Inc.	100	41,331
Copart, Inc. (b)	251	34,819
Corning, Inc.	329	12,005
Corteva, Inc.	409	17,211
Costco Wholesale Corp.	639	287,135
Crown Castle International Corp. REIT	454	78,687
CSX Corp.	600	17,844
Cummins, Inc.	159	35,705
CVS Health Corp.	919	77,986
D.R. Horton, Inc.	369	30,985
Danaher Corp.	384	116,905
Darden Restaurants, Inc.	81	12,269
DaVita, Inc. (b)	94	10,928
Deere & Co.	95	31,832
Security Description	Shares	Value
Dell Technologies, Inc. Class C (b)	89	$ 9,260
Delta Air Lines, Inc. (b)	240	10,226
Devon Energy Corp.	110	3,906
Digital Realty Trust, Inc. REIT	30	4,334
Discover Financial Services	134	16,462
Discovery, Inc. Class A (b)	164	4,162
Discovery, Inc. Class C (b)	135	3,276
DISH Network Corp. Class A (b)	115	4,998
Dollar General Corp.	794	168,439
Dollar Tree, Inc. (b)	225	21,537
Dominion Energy, Inc.	1,553	113,400
Domino's Pizza, Inc.	50	23,848
Dover Corp.	75	11,663
Dow, Inc.	249	14,332
DTE Energy Co.	136	15,193
Duke Energy Corp.	1,429	139,456
Duke Realty Corp. REIT	378	18,095
DuPont de Nemours, Inc.	227	15,434
Eastman Chemical Co.	25	2,519
Eaton Corp. PLC	150	22,397
eBay, Inc.	793	55,248
Ecolab, Inc.	49	10,222
Edison International	220	12,203
Edwards Lifesciences Corp. (b)	630	71,322
Elanco Animal Health, Inc. (b)	100	3,189
Electronic Arts, Inc.	1,120	159,320
Eli Lilly & Co.	885	204,479
Emerson Electric Co.	790	74,418
Entergy Corp.	108	10,725
EOG Resources, Inc.	275	22,074
Equinix, Inc. REIT	10	7,901
Equitable Holdings, Inc.	170	5,039
Equity LifeStyle Properties, Inc. REIT	96	7,498
Equity Residential REIT	280	22,658
Erie Indemnity Co. Class A	196	34,970
Essential Utilities, Inc.	110	5,069
Essex Property Trust, Inc. REIT	25	7,994
Estee Lauder Cos., Inc. Class A	80	23,994
Etsy, Inc. (b)	110	22,876
Everest Re Group, Ltd.	56	14,044
Evergy, Inc.	424	26,373
Eversource Energy	423	34,584
Exact Sciences Corp. (b)	10	955
Exelon Corp.	435	21,028
Expedia Group, Inc. (b)	10	1,639
Expeditors International of Washington, Inc.	735	87,561
Extra Space Storage, Inc. REIT	459	77,107
Exxon Mobil Corp.	2,129	125,228
F5 Networks, Inc. (b)	226	44,924
Facebook, Inc. Class A (b)	2,824	958,437
FactSet Research Systems, Inc.	36	14,212
Fair Isaac Corp. (b)	26	10,346
Fastenal Co.	829	42,785

See accompanying notes to financial statements.
105

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
FedEx Corp.	79	$ 17,324
Ferguson PLC	318	44,314
Fidelity National Financial, Inc.	464	21,038
Fidelity National Information Services, Inc.	513	62,422
Fifth Third Bancorp	507	21,517
First Republic Bank	34	6,558
FirstEnergy Corp.	249	8,869
Fiserv, Inc. (b)	669	72,586
FleetCor Technologies, Inc. (b)	19	4,964
Ford Motor Co. (b)	4,145	58,693
Fortinet, Inc. (b)	144	42,054
Fortive Corp.	1	71
Fortune Brands Home & Security, Inc.	100	8,942
Fox Corp. Class A	35	1,404
Fox Corp. Class B	160	5,939
Franklin Resources, Inc.	158	4,696
Freeport-McMoRan, Inc.	199	6,473
Garmin, Ltd.	125	19,433
Generac Holdings, Inc. (b)	60	24,520
General Dynamics Corp.	239	46,851
General Electric Co.	273	28,127
General Mills, Inc.	525	31,405
General Motors Co. (b)	1,276	67,258
Genuine Parts Co.	125	15,154
Gilead Sciences, Inc.	2,802	195,720
Global Payments, Inc.	50	7,879
Goldman Sachs Group, Inc.	190	71,826
Halliburton Co.	508	10,983
Hartford Financial Services Group, Inc.	349	24,517
Hasbro, Inc.	49	4,372
HCA Healthcare, Inc.	104	25,243
Healthpeak Properties, Inc. REIT	124	4,152
HEICO Corp.	96	12,660
Henry Schein, Inc. (b)	299	22,772
Hershey Co.	908	153,679
Hess Corp.	15	1,172
Hewlett Packard Enterprise Co.	608	8,664
Home Depot, Inc.	398	130,647
Honeywell International, Inc.	832	176,617
Horizon Therapeutics PLC (b)	450	49,293
Hormel Foods Corp.	2,157	88,437
Howmet Aerospace, Inc.	95	2,964
HP, Inc.	524	14,337
Humana, Inc.	65	25,295
Huntington Bancshares, Inc.	637	9,848
Huntington Ingalls Industries, Inc.	44	8,495
IDEX Corp.	125	25,869
IDEXX Laboratories, Inc. (b)	100	62,190
Illinois Tool Works, Inc.	308	63,642
Illumina, Inc. (b)	19	7,707
Incyte Corp. (b)	274	18,846
Intel Corp.	6,615	352,447
Security Description	Shares	Value
Intercontinental Exchange, Inc.	519	$ 59,592
International Business Machines Corp.	587	81,552
International Flavors & Fragrances, Inc.	73	9,762
International Paper Co.	241	13,477
Interpublic Group of Cos., Inc.	99	3,630
Intuit, Inc.	333	179,657
Intuitive Surgical, Inc. (b)	114	113,333
Invesco, Ltd.	560	13,502
J.M. Smucker Co.	344	41,290
Jack Henry & Associates, Inc.	520	85,311
Jazz Pharmaceuticals PLC (b)	30	3,906
JB Hunt Transport Services, Inc.	79	13,210
Johnson & Johnson	4,771	770,516
Johnson Controls International PLC	313	21,309
JPMorgan Chase & Co.	1,706	279,255
Juniper Networks, Inc.	1,188	32,694
Kellogg Co.	1,248	79,772
KeyCorp.	757	16,366
Keysight Technologies, Inc. (b)	898	147,532
Kimberly-Clark Corp.	433	57,347
Kinder Morgan, Inc.	589	9,854
KKR & Co., Inc.	150	9,132
KLA Corp.	216	72,254
Knight-Swift Transportation Holdings, Inc.	110	5,627
Kraft Heinz Co.	438	16,127
Kroger Co.	5,139	207,770
L3Harris Technologies, Inc.	65	14,316
Laboratory Corp. of America Holdings (b)	20	5,629
Lam Research Corp.	189	107,569
Lamb Weston Holdings, Inc.	74	4,541
Las Vegas Sands Corp. (b)	155	5,673
Lear Corp.	55	8,606
Lennar Corp. Class A	125	11,710
Liberty Broadband Corp. Class A (b)	40	6,734
Liberty Broadband Corp. Class C (b)	59	10,189
Lincoln National Corp.	145	9,969
LKQ Corp. (b)	131	6,592
Lockheed Martin Corp.	341	117,679
Loews Corp.	79	4,260
Lowe's Cos., Inc.	166	33,675
Lululemon Athletica, Inc. (b)	136	55,039
Lumen Technologies, Inc.	973	12,055
LyondellBasell Industries NV Class A	239	22,430
M&T Bank Corp.	115	17,174
Marathon Petroleum Corp.	530	32,759
Markel Corp. (b)	31	37,049
MarketAxess Holdings, Inc.	70	29,448
Marsh & McLennan Cos., Inc.	839	127,050
Martin Marietta Materials, Inc.	10	3,417

See accompanying notes to financial statements.
106

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Masimo Corp. (b)	140	$ 37,899
Mastercard, Inc. Class A	1,038	360,892
McCormick & Co., Inc.	870	70,496
McDonald's Corp.	594	143,219
McKesson Corp.	206	41,072
Medtronic PLC	895	112,188
Merck & Co., Inc.	5,961	447,731
MetLife, Inc.	358	22,099
MGM Resorts International	94	4,056
Micron Technology, Inc.	644	45,711
Microsoft Corp.	4,376	1,233,682
Moderna, Inc. (b)	180	69,275
Mohawk Industries, Inc. (b)	50	8,870
Molina Healthcare, Inc. (b)	10	2,713
Molson Coors Beverage Co. Class B	100	4,638
Mondelez International, Inc. Class A	725	42,180
Monolithic Power Systems, Inc.	40	19,387
Monster Beverage Corp. (b)	458	40,684
Moody's Corp.	19	6,747
Morgan Stanley	600	58,386
Mosaic Co.	334	11,930
Motorola Solutions, Inc.	714	165,876
NetApp, Inc.	124	11,130
Netflix, Inc. (b)	46	28,076
Newell Brands, Inc.	165	3,653
Newmont Corp.	3,359	182,394
News Corp. Class A	1,620	38,119
NextEra Energy, Inc.	3,270	256,760
NIKE, Inc. Class B	1,276	185,313
NiSource, Inc.	51	1,236
Nordson Corp.	40	9,526
Norfolk Southern Corp.	94	22,489
Northern Trust Corp.	60	6,469
Northrop Grumman Corp.	190	68,428
NortonLifeLock, Inc.	190	4,807
NRG Energy, Inc.	160	6,533
Nucor Corp.	134	13,198
NVIDIA Corp.	2,696	558,503
NVR, Inc. (b)	5	23,970
Occidental Petroleum Corp.	532	15,737
Old Dominion Freight Line, Inc.	136	38,893
Omnicom Group, Inc.	248	17,970
ONEOK, Inc.	100	5,799
Oracle Corp.	1,200	104,556
O'Reilly Automotive, Inc. (b)	99	60,495
Otis Worldwide Corp.	89	7,323
PACCAR, Inc.	110	8,681
Packaging Corp. of America	96	13,194
Palo Alto Networks, Inc. (b)	66	31,614
Parker-Hannifin Corp.	16	4,474
Paychex, Inc.	1,721	193,526
Paycom Software, Inc. (b)	64	31,728
PayPal Holdings, Inc. (b)	1,145	297,940
Security Description	Shares	Value
Peloton Interactive, Inc. Class A (b)	210	$ 18,281
Pentair PLC	121	8,788
PepsiCo, Inc.	1,856	279,161
PerkinElmer, Inc.	40	6,932
Pfizer, Inc.	3,593	154,535
PG&E Corp. (b)	1,750	16,800
Philip Morris International, Inc.	350	33,176
Phillips 66	309	21,639
Pinnacle West Capital Corp.	109	7,887
Pioneer Natural Resources Co.	36	5,994
PNC Financial Services Group, Inc.	230	44,997
Pool Corp.	50	21,721
PPG Industries, Inc.	220	31,462
PPL Corp.	108	3,011
Principal Financial Group, Inc.	89	5,732
Procter & Gamble Co.	1,517	212,077
Progressive Corp.	1,524	137,754
Prologis, Inc. REIT	119	14,926
Prudential Financial, Inc.	134	14,097
Public Service Enterprise Group, Inc.	140	8,526
Public Storage REIT	623	185,093
PulteGroup, Inc.	280	12,858
QIAGEN NV (b)	780	40,489
QUALCOMM, Inc.	155	19,992
Quest Diagnostics, Inc.	165	23,976
Raymond James Financial, Inc.	113	10,382
Raytheon Technologies Corp.	509	43,754
Realty Income Corp. REIT	146	9,470
Regeneron Pharmaceuticals, Inc. (b)	484	292,907
Regions Financial Corp.	792	16,878
Republic Services, Inc.	1,421	170,605
ResMed, Inc.	176	46,385
Robert Half International, Inc.	166	16,655
Rockwell Automation, Inc.	116	34,109
Rollins, Inc.	177	6,253
Roper Technologies, Inc.	10	4,461
Ross Stores, Inc.	108	11,756
Royal Caribbean Cruises, Ltd. (b)	101	8,984
salesforce.com, Inc. (b)	80	21,698
Schlumberger NV	658	19,503
Seagate Technology Holdings PLC	269	22,198
Seagen, Inc. (b)	150	25,470
SEI Investments Co.	154	9,132
Sempra Energy	105	13,283
Sherwin-Williams Co.	250	69,932
Simon Property Group, Inc. REIT	135	17,546
Sirius XM Holdings, Inc. (a)	752	4,587
Skyworks Solutions, Inc.	204	33,615
Snap-on, Inc.	95	19,850
Southern Co.	2,702	167,443
Southwest Airlines Co. (b)	60	3,086

See accompanying notes to financial statements.
107

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Stanley Black & Decker, Inc.	34	$ 5,961
Starbucks Corp.	620	68,392
State Street Corp. (f)	146	12,369
Steel Dynamics, Inc.	144	8,421
Stellantis NV (e)	2,707	52,004
Stellantis NV (e)	1,702	32,590
Stryker Corp.	111	29,273
SVB Financial Group (b)	66	42,694
Swiss Re AG	160	13,745
Synchrony Financial	203	9,923
Sysco Corp.	193	15,151
T Rowe Price Group, Inc.	338	66,485
Take-Two Interactive Software, Inc. (b)	584	89,977
Target Corp.	1,160	265,373
TE Connectivity, Ltd.	178	24,425
Teladoc Health, Inc. (a)(b)	40	5,072
Tenaris SA	857	9,030
Teradyne, Inc.	284	31,004
Tesla, Inc. (b)	10	7,755
Texas Instruments, Inc.	1,561	300,040
Textron, Inc.	80	5,585
Thermo Fisher Scientific, Inc.	66	37,708
TJX Cos., Inc.	351	23,159
T-Mobile US, Inc. (b)	1,494	190,873
Tractor Supply Co.	136	27,555
Tradeweb Markets, Inc. Class A	590	47,660
Trane Technologies PLC	30	5,180
Travelers Cos., Inc.	455	69,165
Truist Financial Corp.	669	39,237
Tyler Technologies, Inc. (b)	240	110,076
Tyson Foods, Inc. Class A	185	14,604
Uber Technologies, Inc. (b)	30	1,344
UDR, Inc. REIT	166	8,795
UGI Corp.	5	213
Ulta Beauty, Inc. (b)	24	8,662
Union Pacific Corp.	792	155,240
United Parcel Service, Inc. Class B	120	21,852
United Rentals, Inc. (b)	34	11,932
UnitedHealth Group, Inc.	1,317	514,605
Universal Health Services, Inc. Class B	89	12,315
US Bancorp	657	39,052
Valero Energy Corp.	360	25,405
Veeva Systems, Inc. Class A (b)	130	37,462
Ventas, Inc. REIT	109	6,018
VeriSign, Inc. (b)	159	32,597
Verizon Communications, Inc.	6,025	325,410
Vertex Pharmaceuticals, Inc. (b)	1,044	189,371
VF Corp.	160	10,718
ViacomCBS, Inc. Class B	293	11,576
Viatris, Inc.	1,169	15,840
Visa, Inc. Class A	2,695	600,311
Vistra Corp.	300	5,130
VMware, Inc. Class A (a)(b)	90	13,383
Security Description	Shares	Value
Voya Financial, Inc. (a)	70	$ 4,297
Vulcan Materials Co.	10	1,692
W.W. Grainger, Inc.	90	35,375
Walmart, Inc.	3,332	464,414
Walgreens Boots Alliance, Inc.	549	25,830
Walt Disney Co. (b)	648	109,622
Waste Connections, Inc.	754	94,951
Waste Management, Inc.	1,776	265,263
Waters Corp. (b)	36	12,863
WEC Energy Group, Inc.	1,083	95,521
Wells Fargo & Co.	3,336	154,824
Welltower, Inc. REIT	99	8,158
West Pharmaceutical Services, Inc.	174	73,870
Western Digital Corp. (b)	99	5,588
Western Union Co.	2,338	47,274
Westrock Co.	185	9,219
Weyerhaeuser Co. REIT	70	2,490
Whirlpool Corp.	56	11,416
Williams Cos., Inc.	269	6,978
Willis Towers Watson PLC	75	17,435
WP Carey, Inc. REIT	84	6,135
WR Berkley Corp.	179	13,099
Xcel Energy, Inc.	1,968	123,000
Xilinx, Inc.	284	42,881
Yum! Brands, Inc.	61	7,461
Zimmer Biomet Holdings, Inc.	60	8,782
Zoetis, Inc.	655	127,162
Zoom Video Communications, Inc. Class A (b)	140	36,610
		31,981,853
ZAMBIA — 0.0% (c)
First Quantum Minerals, Ltd.	338	6,256
TOTAL COMMON STOCKS (Cost $40,596,731)		51,515,253

RIGHTS — 0.0% (c)
FRANCE — 0.0% (c)
Veolia Environnement SA (expiring 10/1/21) (b)	379	315
GERMANY — 0.0% (c)
Deutsche Lufthansa AG (expiring 10/5/21) (a) (b)	679	1,613
TOTAL RIGHTS (Cost $2,533)		1,928
SHORT-TERM INVESTMENTS — 1.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (g) (h)	72,351	72,365

See accompanying notes to financial statements.
108

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (i) (j)	589,880	$ 589,880
TOTAL SHORT-TERM INVESTMENTS (Cost $662,245)		662,245
TOTAL INVESTMENTS — 100.8% (Cost $41,261,509)		52,179,426
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(427,709)
NET ASSETS — 100.0%		$ 51,751,717
(a)	All or a portion of the shares of the security are on loan at September 30, 2021.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.4% of net assets as of September 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at September 30, 2021.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$51,515,253	$ —	$—	$51,515,253
Rights	1,613	315	—	1,928
Short-Term Investments	662,245	—	—	662,245
TOTAL INVESTMENTS	$ 52,179,111	$315	$—	$52,179,426
Sector Breakdown as of September 30, 2021

% of Net Assets
Information Technology	22.3%
Health Care	15.4
Financials	13.2
Communication Services	10.8
Consumer Staples	9.6
Industrials	9.5
Consumer Discretionary	7.5
Utilities	3.9
Materials	3.4
Energy	2.0
Real Estate	1.9
Short-Term Investments	1.3
Liabilities in Excess of Other Assets	(0.8)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
109

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Corp.	266	$ 15,782	$ —	$ 9,447	$(713)	$6,747	146	$ 12,369	$ 373
State Street Institutional Liquid Reserves Fund, Premier Class	86,709	86,727	1,553,370	1,567,740	1	7	72,351	72,365	47
State Street Navigator Securities Lending Portfolio II	443,402	443,402	4,404,922	4,258,444	—	—	589,880	589,880	1,702
Total		$ 545,911	$5,958,292	$5,835,631	$(712)	$6,754		$674,614	$2,122
See accompanying notes to financial statements.
110

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS
September 30, 2021

Security Description	Shares	Value
COMMON STOCKS — 100.0%
CAYMAN ISLANDS — 0.0% (a)
Hambrecht Asia Acquisition Corp. (b)	17,900	$ 101,135
CHINA — 48.1%
111, Inc. ADR (b)(c)	15,270	94,216
17 Education & Technology Group, Inc. ADR (b)	89,044	80,149
21Vianet Group, Inc. ADR (b)	10,412	180,232
360 DigiTech, Inc. ADR (b)	4,605	93,574
360 Security Technology, Inc. Class A (b)	17,600	32,397
3SBio, Inc. (b)(c)(d)	40,000	39,308
51job, Inc. ADR (b)	3,100	215,543
5I5J Holding Group Co., Ltd. Class A	92,400	47,675
9F, Inc. ADR (b)(c)	52,995	90,091
AAC Technologies Holdings, Inc. (c)	71,500	341,213
Addsino Co., Ltd. Class A	30,100	70,283
Advanced Technology & Materials Co., Ltd. Class A	51,500	67,667
AECC Aero-Engine Control Co., Ltd. Class A	36,200	135,007
AECC Aviation Power Co., Ltd. Class A	15,800	130,214
Aerospace Hi-Tech Holdings Grp, Ltd. Class A (b)	42,667	57,119
Agile Group Holdings, Ltd.	337,598	315,713
Agora, Inc. ADR (b)	2,042	59,218
Agricultural Bank of China, Ltd. Class H	2,770,000	953,620
Air China, Ltd. Class H (b)	377,414	249,681
Airtac International Group	12,431	390,414
AK Medical Holdings, Ltd. (d)	10,000	13,925
Akeso, Inc. (b)(d)	61,000	335,378
Alibaba Group Holding, Ltd. ADR (b)	175,653	26,005,427
A-Living Smart City Services Co., Ltd. (d)	25,500	90,736
All Winner Technology Co., Ltd. Class A	10,000	112,333
Alpha Group Class A (b)	39,300	32,151
Alphamab Oncology (b)(c)(d)	66,000	149,556
Aluminum Corp. of China, Ltd. Class H (b)	706,304	534,402
Angang Steel Co., Ltd. Class H (c)	365,616	225,438
Anhui Conch Cement Co., Ltd. Class H	182,750	985,979
Anhui Expressway Co., Ltd. Class H	32,000	19,608
Anhui Guangxin Agrochemical Co., Ltd. Class A	29,800	150,616
Anhui Gujing Distillery Co., Ltd. Class B	15,100	196,668
Security Description	Shares	Value
Anhui Hengyuan Coal Industry and Electricity Power Co., Ltd. Class A	77,388	$ 98,204
Anhui Honglu Steel Construction Group Co., Ltd. Class A	7,300	49,654
Anhui Jiangnan Chemical Industry Co., Ltd. Class A	101,080	91,620
Anhui Jinhe Industrial Co., Ltd. Class A	17,500	106,752
Anhui Transport Consulting & Design Institute Co., Ltd. Class A	40,000	54,044
Anhui Truchum Advanced Materials & Technology Co., Ltd. Class A	55,700	87,252
ANTA Sports Products, Ltd.	117,000	2,206,342
Aotecar New Energy Technology Co., Ltd. Class A (b)	266,400	142,817
Apeloa Pharmaceutical Co., Ltd. Class A	32,700	193,444
Ascentage Pharma Group International (b)(c)(d)	10,100	44,826
Autobio Diagnostics Co., Ltd. Class A	12,380	102,240
Autohome, Inc. ADR	5,592	262,433
Avary Holding Shenzhen Co., Ltd. Class A	11,000	56,807
AVIC Electromechanical Systems Co., Ltd. Class A	49,000	100,521
AviChina Industry & Technology Co., Ltd. Class H	450,000	284,406
AVICOPTER PLC Class A	9,400	80,979
Bafang Electric Suzhou Co., Ltd. Class A	1,800	73,071
BAIC Motor Corp., Ltd. Class H (c)(d)	199,000	69,020
Baidu, Inc. ADR (b)	31,447	4,834,976
Bank of China, Ltd. Class H	9,664,466	3,426,477
Bank of Communications Co., Ltd. Class H	2,636,630	1,564,776
Bank of Jiangsu Co., Ltd. Class A	135,550	122,234
Bank of Nanjing Co., Ltd. Class A	91,900	128,865
Bank of Ningbo Co., Ltd. Class A	48,600	264,687
Bank of Shanghai Co., Ltd. Class A	71,000	80,417
Baoshan Iron & Steel Co., Ltd. Class A	132,700	178,880
Baozun, Inc. ADR (b)	2,621	45,946
BBMG Corp. Class H	230,000	39,295
Beibuwan Port Co., Ltd. Class A	44,600	55,491
BeiGene, Ltd. ADR (b)	4,169	1,513,347
Beijing BDStar Navigation Co., Ltd. Class A (b)	15,100	94,545
Beijing Capital International Airport Co., Ltd. Class H (b)	108,000	63,679

See accompanying notes to financial statements.
111

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Beijing Capital Land, Ltd. Class H (b)	532,000	$ 191,351
Beijing Chunlizhengda Medical Instruments Co., Ltd. Class H (b)	3,250	6,972
Beijing Easpring Material Technology Co., Ltd. Class A	4,100	52,155
Beijing Enterprises Clean Energy Group, Ltd. (b)(c)	670,400	8,526
Beijing Enterprises Holdings, Ltd.	79,000	316,116
Beijing Enterprises Urban Resources Group, Ltd. (b)(c)	16,000	1,665
Beijing Enterprises Water Group, Ltd.	452,000	177,673
Beijing Jetsen Technology Co., Ltd. Class A (b)	251,700	172,376
Beijing Shiji Information Technology Co., Ltd. Class A	16,380	64,667
Beijing SL Pharmaceutical Co., Ltd. Class A	29,500	45,571
Beijing Tiantan Biological Products Corp., Ltd. Class A	28,556	141,630
Berry Genomics Co., Ltd. Class A (b)	16,900	56,167
BEST, Inc. ADR (b)(c)	90,265	150,743
Better Life Commercial Chain Share Co., Ltd. Class A	54,500	57,675
BGI Genomics Co., Ltd. Class A	400	5,424
Biem.L.Fdlkk Garment Co., Ltd. Class A	22,460	88,706
Bilibili, Inc. ADR (b)(c)	20,721	1,371,109
Bit Digital, Inc. (b)(c)	9,796	70,825
BIT Mining, Ltd. ADR (b)(c)	11,764	96,112
Blue Sail Medical Co., Ltd. Class A	27,700	77,169
BOE Technology Group Co., Ltd. Class A	148,900	116,508
BOE Technology Group Co., Ltd. Class B	165,800	69,859
Bosideng International Holdings, Ltd. (c)	198,000	140,908
Brilliance China Automotive Holdings, Ltd. (b)(e)	466,000	149,653
B-Soft Co., Ltd. Class A	172,510	199,132
BTG Hotels Group Co., Ltd. Class A (b)	21,800	73,635
BYD Co., Ltd. Class H	97,300	3,037,246
BYD Electronic International Co., Ltd. (c)	80,500	283,857
Canaan, Inc. ADR (b)(c)	16,163	98,756
Cango, Inc. ADR (c)	658	2,645
CanSino Biologics, Inc. Class H (b)(c)(d)	4,000	141,304
CECEP Solar Energy Co., Ltd. Class A	111,100	216,382
CETC Digital Technology Co., Ltd. Class A	17,200	77,898
Security Description	Shares	Value
CGN New Energy Holdings Co., Ltd.	146,000	$ 154,915
CGN Nuclear Technology Development Co., Ltd. Class A	50,400	79,028
CGN Power Co., Ltd. Class H (c)(d)	1,263,000	384,514
Chacha Food Co., Ltd. Class A	14,400	103,705
Changchun Faway Automobile Components Co., Ltd. Class A	40,990	57,350
Changchun High & New Technology Industry Group, Inc. Class A	600	25,534
Changjiang Securities Co., Ltd. Class A	54,600	64,718
Changzhou Tronly New Electronic Materials Co., Ltd. Class A	11,800	20,331
ChemPartner PharmaTech Co., Ltd. Class A	2,000	4,816
Chengdu Fusen Noble-House Industrial Co., Ltd. Class A	35,700	71,356
Chengdu Hongqi Chain Co., Ltd. Class A	83,697	61,729
Chengdu Kanghong Pharmaceutical Group Co., Ltd. Class A	12,700	36,069
Chengtun Mining Group Co., Ltd. Class A	67,400	124,064
Chengxin Lithium Group Co., Ltd. Class A (b)	10,000	92,408
Chifeng Jilong Gold Mining Co., Ltd. Class A (b)	96,600	229,751
China Aerospace International Holdings, Ltd.	232,000	17,881
China Animal Healthcare, Ltd. (b)(e)	305,700	—
China Aoyuan Group, Ltd. (c)	160,000	84,474
China Baoan Group Co., Ltd. Class A	78,100	232,098
China Building Material Test & Certification Group Co., Ltd. Class A	54,152	162,859
China Cinda Asset Management Co., Ltd. Class H	1,113,600	188,827
China CITIC Bank Corp., Ltd. Class H	1,344,341	607,873
China Coal Energy Co., Ltd. Class H	118,000	90,190
China Common Rich Renewable Energy Investment, Ltd. (b)(c)(e)	5,962,000	—
China Communications Services Corp., Ltd. Class H	128,000	71,032
China Conch Venture Holdings, Ltd.	151,100	699,730
China Construction Bank Corp. Class H	9,903,148	7,098,529

See accompanying notes to financial statements.
112

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
China Dongxiang Group Co., Ltd.	469,000	$ 51,210
China Eastern Airlines Corp., Ltd. Class H (b)	186,000	71,441
China Education Group Holdings, Ltd.	54,000	93,091
China Everbright Bank Co., Ltd. Class A	270,430	142,045
China Everbright Environment Group, Ltd.	402,000	303,644
China Everbright, Ltd.	118,000	139,454
China Evergrande Group (c)	333,000	126,191
China Fangda Group Co., Ltd. Class B (b)	86,650	32,280
China Feihe, Ltd. (d)	167,000	281,886
China Fortune Land Development Co., Ltd. Class A (b)	20,470	12,718
China Galaxy Securities Co., Ltd. Class A	33,500	54,397
China Galaxy Securities Co., Ltd. Class H	346,600	201,692
China Gas Holdings, Ltd.	259,800	767,587
China Great Wall Securities Co., Ltd. Class A	24,200	44,395
China Harmony Auto Holding, Ltd.	60,000	31,678
China Index Holdings, Ltd. ADR (b)	5,802	8,471
China International Capital Corp., Ltd. Class H (d)	82,000	215,411
China International Marine Containers Group Co., Ltd. Class H	100,000	211,185
China Jinmao Holdings Group, Ltd.	464,000	166,893
China Kings Resources Group Co., Ltd. Class A	22,220	132,239
China Lesso Group Holdings, Ltd.	135,000	216,426
China Life Insurance Co., Ltd. Class H	960,708	1,577,187
China Lilang, Ltd.	81,000	47,135
China Literature, Ltd. (b)(c)(d)	10,200	77,830
China Longyuan Power Group Corp., Ltd. Class H	492,000	1,215,993
China Medical System Holdings, Ltd.	160,000	291,856
China Meheco Co., Ltd. Class A	28,500	49,855
China Meidong Auto Holdings, Ltd.	14,000	70,318
China Mengniu Dairy Co., Ltd. (b)	353,780	2,279,109
China Merchants Bank Co., Ltd. Class A	162,700	1,271,803
China Merchants Bank Co., Ltd. Class H	382,760	3,050,909
Security Description	Shares	Value
China Merchants Energy Shipping Co., Ltd. Class A	122,640	$ 104,892
China Merchants Port Holdings Co., Ltd.	396,552	680,562
China Merchants Securities Co., Ltd. Class A	42,466	120,542
China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	41,000	82,203
China Minmetals Rare Earth Co., Ltd. Class A	4,000	24,729
China Minsheng Banking Corp., Ltd. Class H (c)	1,059,720	426,085
China Molybdenum Co., Ltd. Class H	402,000	250,454
China National Accord Medicines Corp., Ltd. Class B	17,000	44,091
China National Building Material Co., Ltd. Class H	400,000	541,579
China National Medicines Corp., Ltd. Class A	17,100	77,684
China Northern Rare Earth Group High-Tech Co., Ltd. Class A	21,500	147,475
China Oilfield Services, Ltd. Class H	152,557	145,607
China Overseas Land & Investment, Ltd.	470,084	1,071,248
China Overseas Property Holdings, Ltd.	247,361	205,270
China Pacific Insurance Group Co., Ltd. Class A	19,500	82,000
China Pacific Insurance Group Co., Ltd. Class H	295,800	879,650
China Petroleum & Chemical Corp. Class H	2,841,726	1,409,063
China Power International Development, Ltd.	267,000	141,652
China Railway Group, Ltd. Class H	618,000	308,022
China Resources Beer Holdings Co., Ltd.	189,357	1,398,653
China Resources Cement Holdings, Ltd.	56,000	54,024
China Resources Gas Group, Ltd.	88,000	462,346
China Resources Land, Ltd.	346,767	1,463,302
China Resources Medical Holdings Co., Ltd.	65,000	52,771
China Resources Power Holdings Co., Ltd.	318,437	918,334
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	12,400	54,334
China Science Publishing & Media, Ltd. Class A	34,300	45,439
China Shenhua Energy Co., Ltd. Class H	455,540	1,066,193
China Silver Group, Ltd. (b)	56,000	3,885

See accompanying notes to financial statements.
113

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
China South City Holdings, Ltd.	372,000	$ 31,539
China Southern Airlines Co., Ltd. Class H (b)(c)	238,000	134,521
China State Construction Engineering Corp., Ltd. Class A	188,800	140,415
China Taiping Insurance Holdings Co., Ltd.	121,741	185,161
China Tourism Group Duty Free Corp., Ltd. Class A	13,800	555,934
China Tower Corp., Ltd. Class H (d)	3,766,000	493,448
China TransInfo Technology Co., Ltd. Class A	31,200	71,450
China Travel International Investment Hong Kong, Ltd. (b)	234,000	34,568
China Vanke Co., Ltd. Class A	63,100	208,345
China Vanke Co., Ltd. Class H	139,100	380,599
China Yangtze Power Co., Ltd. Class A	159,600	544,035
China Yongda Automobiles Services Holdings, Ltd.	97,500	140,777
China Zhenhua Group Science & Technology Co., Ltd. Class A	20,200	313,673
Chinasoft International, Ltd. (b)	192,000	339,376
Chlitina Holding, Ltd.	30,000	214,282
Chongqing Brewery Co., Ltd. Class A (b)	10,000	203,331
Chongqing Changan Automobile Co., Ltd. Class A	27,380	70,847
Chongqing Changan Automobile Co., Ltd. Class B	139,320	85,010
Chongqing Dima Industry Co., Ltd. Class A	120,900	45,707
Chongqing Fuling Electric Power Industrial Co., Ltd. Class A	36,952	97,619
Chongqing Gas Group Corp., Ltd. Class A	49,600	73,624
Chongqing Rural Commercial Bank Co., Ltd. Class H	198,000	72,234
Chongqing Zaisheng Technology Corp., Ltd. Class A	4,100	7,591
Chongqing Zhifei Biological Products Co., Ltd. Class A	10,900	268,514
Chongqing Zongshen Power Machinery Co., Ltd. Class A	60,200	63,334
Chow Tai Seng Jewellery Co., Ltd. Class A	27,132	83,868
CIFI Ever Sunshine Services Group, Ltd. (c)	20,000	39,873
CIFI Holdings Group Co., Ltd.	406,413	276,697
CITIC Resources Holdings, Ltd. (b)	2,000	139
CITIC Securities Co., Ltd. Class A	47,500	186,055
CITIC Securities Co., Ltd. Class H	212,500	541,579
Security Description	Shares	Value
CITIC Telecom International Holdings, Ltd.	197,000	$ 67,061
CITIC, Ltd.	582,000	620,529
Cloopen Group Holding, Ltd. ADR (b)(c)	39,869	176,221
CMST Development Co., Ltd. Class A	103,100	92,014
CNNC Hua Yuan Titanium Dioxide Co., Ltd. Class A	86,900	194,024
Cogobuy Group (b)(c)(d)	3,000	971
Colour Life Services Group Co., Ltd. (b)(c)	73,000	23,725
Consun Pharmaceutical Group, Ltd.	170,400	77,488
Contemporary Amperex Technology Co., Ltd. Class A	13,900	1,132,266
COSCO SHIPPING Development Co., Ltd. Class H	1,213,339	241,588
COSCO SHIPPING Energy Transportation Co., Ltd. Class H (c)	241,215	118,366
COSCO SHIPPING Holdings Co., Ltd. Class A (b)	212,300	568,414
COSCO SHIPPING Holdings Co., Ltd. Class H (b)	147,950	226,924
COSCO SHIPPING Ports, Ltd.	42,351	36,668
Country Garden Holdings Co., Ltd. (c)	779,397	805,964
Country Garden Services Holdings Co., Ltd.	86,865	686,248
CQ Pharmaceutical Holding Co., Ltd. Class A (b)	76,100	58,720
CSC Financial Co., Ltd. Class A	17,300	82,828
CSG Holding Co., Ltd. Class B	171,150	83,105
CSG Smart Science&Technology Co., Ltd. Class A (b)	39,200	67,722
CSPC Pharmaceutical Group, Ltd.	816,320	979,418
CStone Pharmaceuticals (b)(c)(d)	60,000	83,087
CTS International Logistics Corp., Ltd. Class A	64,180	126,490
D&O Home Collection Co., Ltd. Class A	20,500	41,800
Daan Gene Co., Ltd. Class A	58,560	168,494
Dada Nexus, Ltd. ADR (b)	1,128	22,605
Dalian Huarui Heavy Industry Group Co., Ltd. Class A	106,000	65,860
Daqo New Energy Corp. ADR (b)	6,137	349,809
Datang International Power Generation Co., Ltd. Class H	332,000	63,972
Dazhong Transportation Group Co., Ltd. Class B (b)	80,050	23,295
Dazzle Fashion Co., Ltd. Class A	20,384	62,630
Deppon Logistics Co., Ltd. Class A	29,600	50,082
DHC Software Co., Ltd. Class A	87,300	102,937
DIDI Global, Inc. ADR (b)	11,559	90,045

See accompanying notes to financial statements.
114

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Digital China Group Co., Ltd. Class A	32,000	$ 76,257
Digital China Information Service Co., Ltd. Class A	36,900	71,753
Do-Fluoride New Materials Co., Ltd. Class A (b)	9,100	75,758
Dongfang Electric Corp., Ltd. Class H (c)	9,600	15,884
Dongfeng Motor Group Co., Ltd. Class H	442,468	395,028
Dongyue Group, Ltd.	116,000	289,678
Double Medical Technology, Inc. Class A	12,400	101,790
East Group Co., Ltd. Class A	30,900	45,819
East Money Information Co., Ltd. Class A	10,320	54,958
Ebang International Holdings, Inc. Class A (b)(c)	26,091	49,573
Ecovacs Robotics Co., Ltd. Class A	14,700	345,976
Eve Energy Co., Ltd. Class A	9,400	144,233
Everbright Securities Co., Ltd. Class A	31,300	75,316
Evergrande Property Services Group, Ltd. (b)(c)(d)	213,500	140,420
Fanhua, Inc. ADR	9,479	114,127
Far East Horizon, Ltd. (c)	281,000	285,164
FAW Jiefang Group Co., Ltd.	42,000	69,957
FIH Mobile, Ltd. (b)	211,000	31,712
First Tractor Co., Ltd. Class H (c)	48,000	23,431
Flat Glass Group Co., Ltd. Class A	30,800	220,239
Flat Glass Group Co., Ltd. Class H (b)(c)	23,000	108,579
Focus Media Information Technology Co., Ltd. Class A	99,100	112,397
Foran Energy Group Co., Ltd. Class A	39,570	75,903
Foshan Haitian Flavouring & Food Co., Ltd. Class A	26,108	444,977
Founder Securities Co., Ltd. Class A	54,100	68,568
Foxconn Industrial Internet Co., Ltd. Class A	27,700	49,872
Fufeng Group, Ltd. (b)	105,000	37,227
Fujian Green Pine Co., Ltd. Class A	8,700	18,872
Fujian Star-net Communication Co., Ltd. Class A	14,100	54,049
Fujian Sunner Development Co., Ltd. Class A	15,100	50,536
Future FinTech Group, Inc. (b)	42,024	87,830
Fuyao Glass Industry Group Co., Ltd. Class A	19,600	128,308
Ganfeng Lithium Co., Ltd. Class A	13,100	330,727
Ganfeng Lithium Co., Ltd. Class H (d)	16,800	298,680
Security Description	Shares	Value
Gaotu Techedu, Inc. ADR (b)(c)	49,677	$ 152,508
GCI Science & Technology Co., Ltd. Class A	30,796	69,761
GCL System Integration Technology Co., Ltd. Class A (b)	78,400	49,805
GDS Holdings, Ltd. ADR (b)	6,071	343,679
Geely Automobile Holdings, Ltd.	541,000	1,553,230
Genetron Holdings, Ltd. ADR (b)	9,796	135,675
Genimous Technology Co., Ltd. Class A (b)	48,000	48,268
Genscript Biotech Corp. (b)	112,000	431,619
Getein Biotech, Inc. Class A	24,520	69,715
GF Securities Co., Ltd. Class H	107,000	186,657
Giant Network Group Co., Ltd. Class A	24,000	38,674
Gigadevice Semiconductor Beijing, Inc. Class A	6,128	137,666
GoerTek, Inc. Class A	29,900	199,673
Goke Microelectronics Co., Ltd. Class A	10,000	188,100
Golden Solar New Energy Technology Holdings, Ltd. (b)	74,000	88,310
GoldenHome Living Co., Ltd. Class A	19,248	90,305
Goldenmax International Technology, Ltd. Class A	37,900	89,788
GOME Retail Holdings, Ltd. (b)(c)	1,528,322	143,317
Goodbaby International Holdings, Ltd. (b)	228,000	34,560
Grandblue Environment Co., Ltd. Class A	20,828	85,519
Great Wall Motor Co., Ltd. Class H	354,500	1,306,950
Greattown Holdings, Ltd. Class A	52,700	29,151
Gree Real Estate Co., Ltd. Class A (b)	72,100	81,104
Greentown China Holdings, Ltd. (c)	101,500	153,593
Grinm Advanced Materials Co., Ltd. Class A	32,200	65,458
Guangdong Create Century Intelligent Equipment Group Corp Ltd Class A (b)	156,300	375,856
Guangdong Haid Group Co., Ltd. Class A	10,700	111,742
Guangdong Hongda Blasting Co., Ltd. Class A	23,500	98,784
Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A	68,500	55,191
Guangdong Investment, Ltd.	348,000	454,186
Guangdong Kinlong Hardware Products Co., Ltd. Class A	1,400	29,798
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd. Class A	40,300	114,706

See accompanying notes to financial statements.
115

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Guangshen Railway Co., Ltd. Class H (b)	50,500	$ 9,341
Guangxi Liuzhou Pharmaceutical Co., Ltd. Class A	25,680	64,896
Guangzhou Automobile Group Co., Ltd. Class H	358,844	317,143
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H	68,000	172,432
Guangzhou Great Power Energy & Technology Co., Ltd. Class A	7,400	31,416
Guangzhou Haige Communications Group, Inc. Co. Class A	37,000	58,705
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	9,792	155,391
Guangzhou R&F Properties Co., Ltd. Class H (c)	227,376	174,665
Guangzhou Restaurant Group Co., Ltd. Class A	16,700	54,882
Guangzhou Tinci Materials Technology Co., Ltd. Class A	6,610	155,797
Guizhou Panjiang Refined Coal Co., Ltd. Class A	118,684	173,594
Guocheng Mining Co., Ltd. Class A	46,900	76,084
Guolian Securities Co., Ltd. Class A	1,500	3,084
Guomai Technologies, Inc. Class A	55,900	48,590
Guosen Securities Co., Ltd. Class A	40,400	73,989
Guosheng Financial Holding, Inc. Class A (b)	1,900	2,694
Guotai Junan Securities Co., Ltd. Class A	37,000	102,217
Guoxuan High-Tech Co., Ltd. Class A (b)	2,200	16,188
Haidilao International Holding, Ltd. (c)(d)	75,000	286,622
Haier Smart Home Co., Ltd. Class A	35,900	145,458
Haier Smart Home Co., Ltd. Class H	206,200	727,096
Hailir Pesticides & Chemicals Group Co., Ltd. Class A	27,500	74,822
Hainan Strait Shipping Co., Ltd. Class A	105,975	114,119
Haisco Pharmaceutical Group Co., Ltd. Class A	19,400	55,278
Haitian International Holdings, Ltd.	70,000	216,259
Haitong Securities Co., Ltd. Class A	28,400	53,421
Haitong Securities Co., Ltd. Class H	332,800	304,813
Hang Zhou Great Star Industrial Co., Ltd. Class A (b)	51,300	218,426
Security Description	Shares	Value
Hangcha Group Co., Ltd. Class A	45,160	$ 112,795
Hangjin Technology Co., Ltd. Class A	5,400	23,929
Hangzhou Chang Chuan Technology Co., Ltd. Class A	14,300	105,821
Hangzhou Oxygen Plant Group Co., Ltd. Class A	26,700	116,993
Hangzhou Robam Appliances Co., Ltd. Class A	15,300	80,127
Hangzhou Silan Microelectronics Co., Ltd. Class A	20,900	184,875
Hangzhou Tigermed Consulting Co., Ltd. Class A	5,000	134,800
Han's Laser Technology Industry Group Co., Ltd. Class A	11,000	64,476
Hansoh Pharmaceutical Group Co., Ltd. (d)	40,000	101,739
Harbin Boshi Automation Co., Ltd. Class A	39,789	78,172
Health & Happiness H&H International Holdings, Ltd.	24,000	57,220
Hebei Hengshui Laobaigan Liquor Co., Ltd. Class A	3,800	13,095
Hefei Meiya Optoelectronic Technology, Inc. Class A	11,900	70,120
Hello Group, Inc. ADR	15,144	160,224
Henan Lingrui Pharmaceutical Co. Class A	43,000	71,955
Henan Shuanghui Investment & Development Co., Ltd. Class A	21,800	91,706
Henan Yicheng New Energy Co., Ltd. Class A (b)	30,900	31,551
Henan Yuguang Gold & Lead Co., Ltd. Class A	36,700	32,185
Hengan International Group Co., Ltd.	86,500	463,354
Hengdian Group DMEGC Magnetics Co., Ltd. Class A	50,800	103,426
Hengli Petrochemical Co., Ltd. Class A	31,300	126,286
Hexing Electrical Co., Ltd. Class A	23,400	45,828
Hisense Home Appliances Group Co., Ltd. Class A	45,600	84,785
Hua Hong Semiconductor, Ltd. (b)(d)	46,000	238,726
Huabao Flavours & Fragrances Co., Ltd. Class A	1,700	11,363
Huadian Power International Corp., Ltd. Class H (c)	200,000	82,984
Huadong Medicine Co., Ltd. Class A	19,300	88,755
Huafon Chemical Co., Ltd. Class A	70,200	132,373
Hualan Biological Engineering, Inc. Class A	22,844	98,752

See accompanying notes to financial statements.
116

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Huaneng Power International, Inc. Class H (c)	608,472	$ 327,503
Huangshan Tourism Development Co., Ltd. Class B (b)	61,200	42,840
Huatai Securities Co., Ltd. Class A	66,000	173,743
Huatai Securities Co., Ltd. Class H (d)	70,400	108,702
Huaxin Cement Co., Ltd. Class B	32,500	59,800
Huayu Automotive Systems Co., Ltd. Class A	19,600	69,302
Huazhu Group, Ltd. ADR (b)	16,407	752,425
Hubei Biocause Pharmaceutical Co., Ltd. Class A	59,300	30,780
Hubei Dinglong Co., Ltd. Class A	7,400	21,705
Huizhou Desay Sv Automotive Co., Ltd. Class A	14,200	184,992
Hunan Aihua Group Co., Ltd. Class A	17,400	87,377
Hundsun Technologies, Inc. Class A	17,676	156,877
Huolinhe Opencut Coal Industry Corp., Ltd. of Inner Mongolia Class A	62,200	146,393
HUYA, Inc. ADR (b)	5,541	46,212
Hytera Communications Corp., Ltd. Class A	38,700	33,519
HyUnion Holding Co., Ltd. Class A (b)	23,900	19,293
Iflytek Co., Ltd. Class A	15,200	124,586
IKD Co., Ltd. Class A	32,800	60,579
I-Mab ADR (b)	1,628	118,014
Industrial & Commercial Bank of China, Ltd. Class H	7,943,138	4,418,155
Industrial Bank Co., Ltd. Class A	134,400	381,085
INESA Intelligent Tech, Inc. Class B	532,300	241,664
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd. Class A	184,200	163,251
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	27,900	162,973
Inner Mongolia Yitai Coal Co., Ltd. Class B	214,681	186,343
Inner Mongolia Yuan Xing Energy Co., Ltd. Class A (b)	53,100	78,243
InnoCare Pharma, Ltd. (b)(d)	42,000	113,570
Innovent Biologics, Inc. (b)(d)	86,500	838,927
Intco Medical Technology Co., Ltd. Class A	5,850	53,143
iQIYI, Inc. ADR (b)	23,739	190,624
IReader Technology Co., Ltd. Class A	23,000	68,387
JA Solar Technology Co., Ltd. Class A	14,000	143,059
Jason Furniture Hangzhou Co., Ltd. Class A	10,300	95,755
Security Description	Shares	Value
JC Finance & Tax Interconnect Holdings, Ltd. Class A (b)	38,700	$ 38,916
JD Health International, Inc. (b)(c)(d)	44,750	431,712
JD.com, Inc. ADR (b)	95,926	6,929,694
Jiajiayue Group Co., Ltd. Class A	21,100	49,137
Jiangsu Akcome Science & Technology Co., Ltd. Class A (b)	329,300	227,051
Jiangsu Eastern Shenghong Co., Ltd. Class A	20,800	90,625
Jiangsu Expressway Co., Ltd. Class H	364,299	369,229
Jiangsu Guotai International Group Co., Ltd. Class A	137,400	271,862
Jiangsu Hengli Hydraulic Co., Ltd. Class A	14,782	193,719
Jiangsu Hengrui Medicine Co., Ltd. Class A	48,456	377,122
Jiangsu Hoperun Software Co., Ltd. Class A (b)	20,700	96,540
Jiangsu King's Luck Brewery JSC, Ltd. Class A	12,200	85,631
Jiangsu Leike Defense Technology Co., Ltd. Class A (b)	66,600	62,534
Jiangsu Shagang Co., Ltd. Class A	110,300	117,239
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	9,800	252,182
Jiangsu Yangnong Chemical Co., Ltd. Class A	9,800	159,208
Jiangsu Yoke Technology Co., Ltd. Class A	35,600	421,199
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. Class A	19,697	98,912
Jiangsu Zhongnan Construction Group Co., Ltd. Class A	52,300	36,061
Jiangxi Copper Co., Ltd. Class H	267,578	483,278
Jiangxi Lianchuang Optoelectronic Science & Technology Co., Ltd. Class A	28,100	133,839
Jiangxi Zhengbang Technology Co., Ltd. Class A	24,300	35,505
Jiayou International Logistics Co., Ltd. Class A	29,923	76,268
Jinke Properties Group Co., Ltd. Class A	92,600	74,034
JinkoSolar Holding Co., Ltd. ADR (b)(c)	3,640	166,748
Jinneng Science&Technology Co., Ltd. Class A	31,600	82,941
JiuGui Liquor Co., Ltd. Class A	400	15,354
Jizhong Energy Resources Co., Ltd. Class A	175,100	244,717
JL Mag Rare-Earth Co., Ltd. Class A	4,000	18,884

See accompanying notes to financial statements.
117

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Joincare Pharmaceutical Group Industry Co., Ltd. Class A	38,000	$ 67,003
Joinn Laboratories China Co., Ltd. Class A	19,188	469,740
Jointown Pharmaceutical Group Co., Ltd. Class A	28,200	67,638
Joy City Property, Ltd.	102,000	5,503
Joyoung Co., Ltd. Class A	27,200	91,538
JOYY, Inc. ADR (c)	4,023	220,581
Juewei Food Co., Ltd. Class A	9,800	97,104
JW Cayman Therapeutics Co., Ltd. (b)(d)	36,000	68,997
Kama Co., Ltd. Class B (b)	232,849	77,073
Kandi Technologies Group, Inc. (b)(c)	5,641	25,102
KE Holdings, Inc. ADR (b)	23,314	425,714
Keshun Waterproof Technologies Co., Ltd. Class A	7,020	16,642
Kingboard Holdings, Ltd.	101,200	458,248
KingClean Electric Co., Ltd. Class A	24,440	96,866
Kingdee International Software Group Co., Ltd. (b)	229,000	766,309
Kingsoft Cloud Holdings, Ltd. ADR (b)	564	15,972
Kingsoft Corp., Ltd.	100,000	398,862
Kintor Pharmaceutical, Ltd. (b)(c)(d)	31,500	211,426
Konka Group Co., Ltd. Class B	366,000	121,300
Koolearn Technology Holding, Ltd. (b)(d)	169,500	91,667
KTK Group Co., Ltd. Class A	34,758	44,484
Kuaishou Technology (b)(c)(d)	86,100	914,681
Kuang-Chi Technologies Co., Ltd. Class A (b)	40,300	140,244
Kunlun Energy Co., Ltd.	412,000	429,748
Kunshan Kersen Science & Technology Co., Ltd. Class A (b)	46,500	87,971
Kweichow Moutai Co., Ltd. Class A	9,100	2,580,260
KWG Group Holdings, Ltd.	169,951	166,138
KWG Living Group Holdings, Ltd.	80,225	59,360
Launch Tech Co., Ltd. Class H (b)	23,100	9,199
LB Group Co., Ltd. Class A	5,000	22,242
Lee & Man Paper Manufacturing, Ltd.	220,000	161,934
Lenovo Group, Ltd.	733,703	788,872
Lens Technology Co., Ltd. Class A	9,300	30,145
LexinFintech Holdings, Ltd. ADR (b)	7,402	43,598
Li Auto, Inc. ADR (b)	12,525	329,282
Li Ning Co., Ltd.	233,374	2,702,583
Lier Chemical Co., Ltd. Class A	5,100	22,126
Lifetech Scientific Corp. (b)(c)	248,000	129,979
Security Description	Shares	Value
Lingyi iTech Guangdong Co. Class A	47,600	$ 47,644
Livzon Pharmaceutical Group, Inc. Class H	40,097	147,312
Lizhong Sitong Light Alloys Group Co., Ltd. Class A	6,100	16,323
Longfor Group Holdings, Ltd. (d)	128,500	592,596
LONGi Green Energy Technology Co., Ltd. Class A	51,080	652,786
Lu Thai Textile Co., Ltd. Class B	61,400	29,499
Luenmei Quantum Co., Ltd. Class A	37,500	54,327
Lufax Holding, Ltd. ADR (b)	12,539	87,522
Luokung Technology Corp. (b)	78,954	91,587
Luoyang Glass Co., Ltd. Class H (b)	64,000	81,884
Lushang Health Industry Development Co., Ltd. Class A	300	621
Luxshare Precision Industry Co., Ltd. Class A	61,608	340,877
Luye Pharma Group, Ltd. (b)(c)(d)	200,500	104,826
Luzhou Laojiao Co., Ltd. Class A	11,100	381,087
Maanshan Iron & Steel Co., Ltd. Class A	238,200	182,691
Mango Excellent Media Co., Ltd. Class A	1,400	9,456
Markor International Home Furnishings Co., Ltd. Class A (b)	96,900	47,144
Maxscend Microelectronics Co., Ltd. Class A	1,620	88,355
Mayinglong Pharmaceutical Group Co., Ltd. Class A	20,600	81,583
Meinian Onehealth Healthcare Holdings Co., Ltd. Class A (b)	49,200	56,564
Meituan Class B (b)(d)	396,700	12,566,553
Metallurgical Corp. of China, Ltd. Class H	430,000	132,569
Microport Scientific Corp.	73,063	412,024
Milkyway Chemical Supply Chain Service Co., Ltd. Class A	10,500	148,031
Ming Yuan Cloud Group Holdings, Ltd. (c)	49,000	169,950
Minth Group, Ltd.	80,000	273,358
MLS Co., Ltd. Class A	32,800	78,570
Montnets Cloud Technology Group Co., Ltd. Class A (b)	22,300	62,159
Muyuan Foods Co., Ltd. Class A	39,714	319,361
NanJi E-Commerce Co., Ltd. Class A	40,600	41,518
Nanjing Hanrui Cobalt Co., Ltd. Class A	1,000	11,613
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd. Class A	17,544	97,859

See accompanying notes to financial statements.
118

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Nanjing Xinjiekou Department Store Co., Ltd. Class A	33,900	$ 52,105
NARI Technology Co., Ltd. Class A	42,600	237,026
National Agricultural Holdings, Ltd. (b)(c)(e)	112,000	—
NAURA Technology Group Co., Ltd. Class A	700	39,663
NavInfo Co., Ltd. Class A (b)	28,700	49,004
NetDragon Websoft Holdings, Ltd.	56,500	127,739
NetEase, Inc. ADR	42,500	3,629,500
New China Life Insurance Co., Ltd. Class A	10,600	65,958
New China Life Insurance Co., Ltd. Class H	78,600	232,226
New Hope Liuhe Co., Ltd. Class A (b)	34,300	78,443
New Oriental Education & Technology Group, Inc. ADR (b)	154,941	317,629
Newborn Town, Inc. (b)	162,000	88,235
Newland Digital Technology Co., Ltd. Class A	22,899	54,533
Ningbo Huaxiang Electronic Co., Ltd. Class A	25,000	84,173
Ningbo Jifeng Auto Parts Co., Ltd. Class A	43,600	66,001
Ningbo Orient Wires & Cables Co., Ltd. Class A	3,200	14,775
Ningbo Sanxing Medical Electric Co., Ltd. Class A	44,300	112,775
Ningbo Tuopu Group Co., Ltd. Class A	30,400	171,642
Ningbo Xusheng Auto Technology Co., Ltd. Class A	12,900	66,958
NIO, Inc. ADR (b)	131,520	4,686,058
Niu Technologies ADR (b)(c)	3,831	88,764
Noah Holdings, Ltd. ADR (b)	2,843	105,561
Nongfu Spring Co., Ltd. Class H (d)	61,000	310,695
Offcn Education Technology Co., Ltd. Class A (b)	28,100	47,196
Offshore Oil Engineering Co., Ltd. Class A	27,900	20,707
Oppein Home Group, Inc. Class A	13,680	277,394
Orient Securities Co., Ltd. Class A	36,700	86,035
PCI-Suntek Technology Co., Ltd. Class A	53,790	67,258
People's Insurance Co. Group of China, Ltd. Class A	24,400	19,130
People's Insurance Co. Group of China, Ltd. Class H	555,000	172,532
Perfect World Co., Ltd. Class A	20,200	47,198
PetroChina Co., Ltd. Class H	1,047,208	496,387
Security Description	Shares	Value
Pharmaron Beijing Co., Ltd. Class A	7,200	$ 240,309
PhiChem Corp. Class A	11,500	28,830
PICC Property & Casualty Co., Ltd. Class H	840,433	815,100
Pinduoduo, Inc. ADR (b)	37,424	3,393,234
Ping An Bank Co., Ltd. Class A	152,600	423,941
Ping An Healthcare & Technology Co., Ltd. (b)(c)(d)	36,600	237,899
Ping An Insurance Group Co. of China, Ltd. Class A	47,300	354,420
Ping An Insurance Group Co. of China, Ltd. Class H	544,728	3,726,149
Pingdingshan Tianan Coal Mining Co., Ltd. Class A	124,200	245,552
Poly Developments & Holdings Group Co., Ltd. Class A	63,100	137,170
Poly Property Group Co., Ltd.	276,000	72,681
Pop Mart International Group, Ltd. (b)(c)(d)	25,800	176,482
Postal Savings Bank of China Co., Ltd. Class H (d)	429,000	296,483
Qianhe Condiment & Food Co., Ltd. Class A	28,340	86,285
Qingdao East Steel Tower Stock Co., Ltd. Class A	56,200	76,541
Qingdao Topscomm Communication, Inc. Class A	26,260	30,028
Qudian, Inc. ADR (b)(c)	13,654	19,935
Qutoutiao, Inc. ADR (b)(c)	91,690	90,773
Rainbow Digital Commercial Co., Ltd. Class A	34,700	32,743
Red Avenue New Materials Group Co., Ltd. Class A	2,100	16,259
RLX Technology, Inc. ADR (b)	63,451	286,799
Roshow Technology Co., Ltd. Class A (b)	26,600	53,002
SAIC Motor Corp., Ltd. Class A	38,700	114,409
Sailun Group Co., Ltd. Class A	85,800	152,350
Sanan Optoelectronics Co., Ltd. Class A	31,100	152,705
Sany Heavy Industry Co., Ltd. Class A	51,800	204,182
SDIC Capital Co., Ltd. Class A	51,372	70,045
Seazen Group, Ltd.	158,000	126,446
Seazen Holdings Co., Ltd. Class A	16,800	97,041
SF Holding Co., Ltd. Class A	16,800	170,108
Shaanxi Coal Industry Co., Ltd. Class A	74,700	171,298
Shandong Airlines Co., Ltd. Class B (b)	86,200	45,953
Shandong Chenming Paper Holdings, Ltd. Class H (c)	63,850	36,663
Shandong Dawn Polymer Co., Ltd. Class A	6,100	14,206
Shandong Denghai Seeds Co., Ltd. Class A	3,800	12,152

See accompanying notes to financial statements.
119

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Shandong Gold Mining Co., Ltd. Class A	41,960	$ 127,492
Shandong Himile Mechanical Science & Technology Co., Ltd. Class A	18,900	74,528
Shandong Linglong Tyre Co., Ltd. Class A	18,000	98,339
Shandong Molong Petroleum Machinery Co., Ltd. Class A (b)	140,600	107,182
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	224,000	400,542
Shandong Xinhua Pharmaceutical Co., Ltd. Class A	63,900	77,722
Shandong Yisheng Livestock & Poultry Breeding Co., Ltd. Class A	27,160	46,038
Shang Gong Group Co., Ltd. Class B (b)	186,500	69,938
Shanghai AtHub Co., Ltd. Class A	27,220	132,515
Shanghai Bairun Investment Holding Group Co., Ltd. Class A	25,740	297,083
Shanghai Baosight Software Co., Ltd. Class A	12,510	127,930
Shanghai Baosight Software Co., Ltd. Class B	65,608	245,636
Shanghai Belling Co., Ltd. Class A	21,600	119,747
Shanghai Chlor-Alkali Chemical Co., Ltd. Class B	133,000	87,913
Shanghai Daimay Automotive Interior Co., Ltd. Class A	26,737	66,035
Shanghai Diesel Engine Co., Ltd. Class B	223,900	126,727
Shanghai Electric Group Co., Ltd. Class H (c)	448,418	140,551
Shanghai Fengyuzhu Culture & Technology Co., Ltd. Class A	31,345	72,996
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	13,300	107,777
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H (c)	36,000	185,211
Shanghai Fudan Microelectronics Group Co., Ltd. Class H (b)	36,000	92,027
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H (c)	187,000	93,444
Shanghai Haixin Group Co. Class B	221,613	81,554
Shanghai Haohai Biological Technology Co., Ltd. Class H (d)	11,100	89,403
Shanghai Henlius Biotech, Inc. Class H (b)(c)(d)	1,400	4,415
Shanghai Highly Group Co., Ltd. Class B	151,900	79,748
Security Description	Shares	Value
Shanghai Industrial Holdings, Ltd.	47,000	$ 70,518
Shanghai Industrial Urban Development Group, Ltd.	49,000	4,280
Shanghai International Airport Co., Ltd. Class A (b)	16,200	111,071
Shanghai International Port Group Co., Ltd. Class A	124,800	117,761
Shanghai Jin Jiang Online Network Service Co., Ltd. Class B	133,596	88,975
Shanghai Jinjiang International Travel Co., Ltd. Class B	59,974	85,043
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class A	28,900	51,719
Shanghai Kehua Bio-Engineering Co., Ltd. Class A	113,600	231,988
Shanghai Lingyun Industries Development Co., Ltd. Class B (b)	318,400	210,781
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	193,064	174,916
Shanghai M&G Stationery, Inc. Class A	9,996	105,288
Shanghai Mechanical and Electrical Industry Co., Ltd. Class B	58,084	75,045
Shanghai Pharmaceuticals Holding Co., Ltd. Class A	20,600	61,060
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	68,500	133,046
Shanghai Pudong Development Bank Co., Ltd. Class A	171,100	238,596
Shanghai Putailai New Energy Technology Co., Ltd. Class A	13,540	360,843
Shanghai RAAS Blood Products Co., Ltd. Class A	51,000	53,892
Shanghai Runda Medical Technology Co., Ltd. Class A	34,900	55,319
Shanghai Wanye Enterprises Co., Ltd. Class A	36,400	151,714
Shanghai Weaver Network Co., Ltd. Class A	16,384	167,572
Shanghai Yaoji Technology Co., Ltd. Class A	6,500	17,343
Shanghai Zhangjiang High-Tech Park Development Co., Ltd. Class A	23,300	60,940
Shanghai Zhenhua Heavy Industries Co., Ltd. Class B (b)	164,200	48,439
Shanxi Blue Flame Holding Co., Ltd. Class A	49,000	90,119
Shanxi Coking Coal Energy Group Co., Ltd. Class A	83,870	154,121

See accompanying notes to financial statements.
120

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Shanxi Lu'an Environmental Energy Development Co., Ltd. Class A	47,500	$ 110,470
Shanxi Meijin Energy Co., Ltd. Class A (b)	43,600	72,757
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	13,600	664,828
Shengda Resources Co., Ltd. Class A (b)	24,200	44,508
Shengyi Technology Co., Ltd. Class A	24,200	81,217
Shenyang Xingqi Pharmaceutical Co., Ltd. Class A	300	5,936
Shenzhen Agricultural Products Group Co., Ltd. Class A	85,100	77,268
Shenzhen Aisidi Co., Ltd. Class A	61,200	95,394
Shenzhen Capchem Technology Co., Ltd. Class A	2,400	57,639
Shenzhen Das Intellitech Co., Ltd. Class A	139,183	76,341
Shenzhen Ellassay Fashion Co., Ltd. Class A	29,180	62,393
Shenzhen Expressway Co., Ltd. Class H	29,000	28,759
Shenzhen Fastprint Circuit Tech Co., Ltd. Class A	46,000	86,170
Shenzhen Gas Corp., Ltd. Class A	55,200	87,667
Shenzhen Gongjin Electronics Co., Ltd. Class A	33,800	44,986
Shenzhen Goodix Technology Co., Ltd. Class A	900	15,448
Shenzhen H&T Intelligent Control Co., Ltd. Class A	27,200	87,660
Shenzhen Huaqiang Industry Co., Ltd. Class A	25,000	54,734
Shenzhen Investment, Ltd.	344,197	86,661
Shenzhen Kangtai Biological Products Co., Ltd. Class A	3,900	66,549
Shenzhen Kingdom Sci-Tech Co., Ltd. Class A	17,300	34,471
Shenzhen Kinwong Electronic Co., Ltd. Class A	14,820	56,051
Shenzhen Megmeet Electrical Co., Ltd. Class A	16,900	84,238
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	4,700	280,675
Shenzhen MTC Co., Ltd. Class A (b)	155,800	119,493
Shenzhen Neptunus Bioengineering Co., Ltd. Class A (b)	110,993	54,688
Shenzhen SC New Energy Technology Corp. Class A	600	12,773
Shenzhen SDG Information Co., Ltd. Class A (b)	32,000	34,806
Security Description	Shares	Value
Shenzhen Senior Technology Material Co., Ltd. Class A	9,436	$ 65,865
Shenzhen Sunlord Electronics Co., Ltd. Class A	15,800	83,064
Shenzhen Suntak Circuit Technology Co., Ltd. Class A	19,900	37,216
Shenzhen World Union Group, Inc. Class A	14,800	8,829
Shenzhen Yitoa Intelligent Control Co., Ltd. Class A (b)	16,100	17,038
Shenzhen Ysstech Info-tech Co., Ltd. Class A	169,800	275,458
Shenzhen Zhenye Group Co., Ltd. Class A	73,200	50,925
Shenzhou International Group Holdings, Ltd.	55,100	1,173,538
Shijiazhuang Changshan BeiMing Technology Co., Ltd. Class A (b)	64,300	73,625
Shimao Group Holdings, Ltd.	154,500	283,015
Shinva Medical Instrument Co., Ltd. Class A	27,500	113,213
Sichuan Kelun Pharmaceutical Co., Ltd. Class A	15,000	41,765
Sichuan New Energy Power Co., Ltd. (b)	17,900	79,737
Sichuan Yahua Industrial Group Co., Ltd. Class A	4,000	20,514
Sinofibers Technology Co., Ltd. Class A	1,900	15,897
Sinoma Science & Technology Co., Ltd. Class A	28,000	153,579
Sino-Ocean Group Holding, Ltd.	847,211	166,511
Sinopec Oilfield Service Corp. Class A (b)	168,700	66,131
Sinopec Oilfield Service Corp. Class H (b)	6,000	632
Sinopec Shanghai Petrochemical Co., Ltd. Class H	614,878	150,073
Sinopharm Group Co., Ltd. Class H	121,200	316,053
Sinotrans, Ltd. Class H	236,000	92,767
Sinotruk Hong Kong, Ltd.	34,500	51,409
SITC International Holdings Co., Ltd.	194,000	696,537
Skshu Paint Co., Ltd. Class A	19,119	296,235
Skyworth Digital Co., Ltd. Class A	41,400	44,261
Smoore International Holdings, Ltd. (d)	132,000	615,519
Sohu.com, Ltd. ADR (b)	4,559	95,010
SooChow Securities Co., Ltd. Class A	49,790	76,915
SOS, Ltd. ADR (b)(c)	36,440	77,617
South Manganese Investment, Ltd. (b)	541,000	82,005
Spring Airlines Co., Ltd. Class A (b)	10,200	86,259

See accompanying notes to financial statements.
121

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
State Grid Information & Communication Co., Ltd. Class A	6,500	$ 15,953
STO Express Co., Ltd. Class A (b)	23,294	27,286
Sun Art Retail Group, Ltd.	234,500	108,444
Sunac China Holdings, Ltd.	247,000	526,703
Sunac Services Holdings, Ltd. (d)	8,751	18,099
Sunfly Intelligent Technology Co., Ltd. Class A	2,100	3,986
Sungrow Power Supply Co., Ltd. Class A	16,500	379,341
Suning Universal Co., Ltd. Class A (b)	98,100	72,959
Sunny Optical Technology Group Co., Ltd.	72,400	1,904,712
Sunresin New Materials Co., Ltd. Class A	1,700	19,331
Sunward Intelligent Equipment Co., Ltd. Class A	84,600	121,644
Sunwoda Electronic Co., Ltd. Class A	20,600	119,374
Suzhou Dongshan Precision Manufacturing Co., Ltd. Class A	18,000	58,234
Suzhou Maxwell Technologies Co., Ltd. Class A	540	50,999
Taiji Computer Corp., Ltd. Class A	18,879	70,321
TAL Education Group ADR (b)	42,566	206,019
TCL Electronics Holdings, Ltd.	135,000	67,286
Tencent Holdings, Ltd.	570,370	33,806,108
Tencent Music Entertainment Group ADR (b)	19,218	139,330
Tianfeng Securities Co., Ltd. Class A (b)	56,610	38,243
Tianjin Zhonghuan Semiconductor Co., Ltd. Class A	30,900	219,613
Tianjin ZhongXin Pharmaceutical Group Corp., Ltd. Class S	38,345	41,029
Tianli Education International Holdings, Ltd.	17,000	3,734
Tianma Microelectronics Co., Ltd. Class A	26,000	54,667
Tianneng Power International, Ltd. (c)	96,000	107,535
Tianshui Huatian Technology Co., Ltd. Class A	59,000	110,522
Tibet Summit Resources Co., Ltd. Class A	10,500	57,430
Times China Holdings, Ltd.	46,000	38,232
Tingyi Cayman Islands Holding Corp.	312,383	581,054
Tong Ren Tang Technologies Co., Ltd. Class H	137,000	102,777
Security Description	Shares	Value
Tongcheng-Elong Holdings, Ltd. (b)	52,800	$ 127,648
TongFu Microelectronics Co., Ltd. Class A	33,200	97,584
Tonghua Dongbao Pharmaceutical Co., Ltd. Class A	22,500	36,675
Tongwei Co., Ltd. Class A	35,500	280,194
Topchoice Medical Corp. Class A (b)	9,800	458,599
TravelSky Technology, Ltd. Class H	100,000	192,687
Trip.com Group, Ltd. ADR (b)	41,891	1,288,148
Tsingtao Brewery Co., Ltd. Class H	70,000	548,515
Tuya, Inc. ADR (b)	9,796	88,850
UE Furniture Co., Ltd. Class A	43,797	73,968
Unigroup Guoxin Microelectronics Co., Ltd. Class A	9,800	314,013
Uni-President China Holdings, Ltd.	193,000	183,712
Unisplendour Corp., Ltd. Class A	23,320	90,115
Universal Scientific Industrial Shanghai Co., Ltd. Class A	24,200	51,970
Up Fintech Holding, Ltd. ADR (b)(c)	17,317	183,387
Uxin, Ltd. ADR (b)	55,282	152,578
Valiant Co., Ltd. Class A	27,700	80,945
Vatti Corp., Ltd. Class A	38,600	40,311
Venus MedTech Hangzhou, Inc. Class H (b)(c)(d)	4,500	23,238
Vipshop Holdings, Ltd. ADR (b)	41,896	466,721
Visionox Technology, Inc. Class A (b)	36,500	48,750
Visual China Group Co., Ltd. Class A	25,300	51,823
Viva Biotech Holdings (c)(d)	27,000	21,226
Walvax Biotechnology Co., Ltd. Class A	8,000	78,314
Wangfujing Group Co., Ltd. Class A	3,800	17,487
Wangneng Environment Co., Ltd. Class A	24,000	81,475
Wanhua Chemical Group Co., Ltd. Class A	18,900	312,608
Want Want China Holdings, Ltd.	1,056,000	798,988
Wasu Media Holding Co., Ltd. Class A	40,500	47,127
Weibo Corp. ADR (b)	4,361	207,104
Weichai Power Co., Ltd. Class A	129,900	345,380
Weichai Power Co., Ltd. Class H	53,000	110,158
Weimob, Inc. (b)(c)(d)	209,000	302,842
West China Cement, Ltd.	398,000	74,133
Westone Information Industry, Inc. Class A	11,800	75,967
Will Semiconductor Co., Ltd. Class A	6,100	229,303

See accompanying notes to financial statements.
122

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Wingtech Technology Co., Ltd. Class A	3,000	$ 43,536
Winning Health Technology Group Co., Ltd. Class A	105,600	237,739
Wuhan Department Store Group Co., Ltd. Class A	1,000	1,652
Wuhan Guide Infrared Co., Ltd. Class A	50,510	182,975
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	26,200	85,209
Wuliangye Yibin Co., Ltd. Class A	30,100	1,023,185
WUS Printed Circuit Kunshan Co., Ltd. Class A	26,450	45,941
WuXi AppTec Co., Ltd. Class A	33,948	803,727
Wuxi Biologics Cayman, Inc. (b)(d)	295,000	4,793,729
Wuxi Shangji Automation Co., Ltd. Class A	14,230	616,251
Wuxi Taiji Industry Co., Ltd. Class A	48,200	60,343
X Financial ADR (b)	23,020	95,533
XD, Inc. (b)(c)	39,600	220,519
Xiamen Comfort Science & Technology Group Co., Ltd. Class A	24,900	52,045
Xiamen Faratronic Co., Ltd. Class A	10,000	276,976
Xiamen Intretech, Inc. Class A	16,860	88,036
Xiamen ITG Group Corp., Ltd. Class A	50,200	60,669
Xiamen Jihong Technology Co., Ltd. Class A	11,600	29,602
Xiamen Kingdomway Group Co. Class A	24,100	117,251
Xiangpiaopiao Food Co., Ltd. Class A	12,600	28,249
Xianhe Co., Ltd. Class A	1,000	5,051
Xiaomi Corp. Class B (b)(d)	1,098,600	3,012,995
Xilinmen Furniture Co., Ltd. Class A	30,900	116,102
Xinhuanet Co., Ltd. Class A	18,100	50,340
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	34,500	92,959
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	31,859	67,118
Xinjiang Xintai Natural Gas Co., Ltd. Class A	24,292	135,725
Xinte Energy Co., Ltd. Class H	32,800	87,639
Xinyi Solar Holdings, Ltd.	380,228	779,539
XPeng, Inc. ADR (b)	19,296	685,780
Xtep International Holdings, Ltd. (c)	134,500	188,326
Yadea Group Holdings, Ltd. (d)	102,000	166,666
Yangzijiang Shipbuilding Holdings, Ltd.	328,900	334,327
Security Description	Shares	Value
Yantai Changyu Pioneer Wine Co., Ltd. Class B	34,753	$ 63,527
Yantai Dongcheng Pharmaceutical Co., Ltd. Class A	44,600	99,925
Yantai Eddie Precision Machinery Co., Ltd. Class A	26,681	148,908
Yantai Jereh Oilfield Services Group Co., Ltd. Class A	10,900	81,775
Yantai Zhenghai Magnetic Material Co., Ltd. Class A	21,000	37,223
Yanzhou Coal Mining Co., Ltd. Class H	238,882	452,316
Yatsen Holding, Ltd. ADR (b)	21,943	83,603
Yeahka, Ltd. (b)(c)	12,400	40,061
YGSOFT, Inc. Class A	61,032	70,451
Yidu Tech, Inc. (b)(c)(d)	43,100	143,119
Yifan Pharmaceutical Co., Ltd. Class A	28,100	68,313
Yifeng Pharmacy Chain Co., Ltd. Class A	17,798	143,619
Yihai International Holding, Ltd. (b)(c)	27,000	150,354
Yixintang Pharmaceutical Group Co., Ltd. Class A	15,000	70,003
Yonghui Superstores Co., Ltd. Class A	69,400	42,152
Yonyou Network Technology Co., Ltd. Class A	27,420	140,754
Youdao, Inc. ADR (b)	9,796	118,434
YTO Express Group Co., Ltd. Class A	34,400	74,247
Yum China Holdings, Inc.	42,060	2,444,107
Yunda Holding Co., Ltd. Class A	27,830	83,007
Yunnan Energy New Material Co., Ltd. Class A	12,500	542,532
Yunnan Lincang Xinyuan Germanium Industrial Co., Ltd. Class A (b)	122,200	216,226
Zai Lab, Ltd. ADR (b)	6,514	686,510
ZBOM Home Collection Co., Ltd. Class A	700	2,302
Zhaojin Mining Industry Co., Ltd. Class H (c)	79,000	55,612
Zhejiang Century Huatong Group Co., Ltd. Class A (b)	172,018	197,232
Zhejiang Crystal-Optech Co., Ltd. Class A	26,800	60,460
Zhejiang Dahua Technology Co., Ltd. Class A	22,700	83,428
Zhejiang Dingli Machinery Co., Ltd. Class A	13,620	148,777
Zhejiang Expressway Co., Ltd. Class H	230,000	189,681
Zhejiang Hisoar Pharmaceutical Co., Ltd. Class A	50,800	59,742
Zhejiang Huayou Cobalt Co., Ltd. Class A	3,600	57,676

See accompanying notes to financial statements.
123

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Zhejiang Jianfeng Group Co., Ltd. Class A	27,200	$ 51,543
Zhejiang Jiecang Linear Motion Technology Co., Ltd. Class A	19,836	130,498
Zhejiang Jiemei Electronic & Technology Co., Ltd. Class A	17,080	75,423
Zhejiang Jingu Co., Ltd. Class A (b)	8,500	7,441
Zhejiang Jingxin Pharmaceutical Co., Ltd. Class A	36,760	45,793
Zhejiang Jinke Culture Industry Co., Ltd. Class A (b)	106,200	59,896
Zhejiang JIULI Hi-tech Metals Co., Ltd. Class A	47,100	102,242
Zhejiang Longsheng Group Co., Ltd. Class A	25,000	52,371
Zhejiang Medicine Co., Ltd. Class A	28,100	71,404
Zhejiang Meida Industrial Co., Ltd. Class A	43,600	105,183
Zhejiang NHU Co., Ltd. Class A	19,320	80,405
Zhejiang Sanhua Intelligent Controls Co., Ltd. Class A	34,850	122,898
Zhejiang Satellite Petrochemical Co., Ltd. Class A	35,740	216,135
Zhejiang Semir Garment Co., Ltd. Class A	33,900	40,130
Zhejiang Shibao Co., Ltd. Class A (b)	70,800	57,702
Zhejiang Starry Pharmaceutical Co., Ltd. Class A	500	3,857
Zhejiang Supor Co., Ltd. Class A	9,990	72,301
Zhejiang Xianju Pharmaceutical Co., Ltd. Class A	45,200	75,077
Zhejiang Yasha Decoration Co., Ltd. Class A	85,300	98,596
Zhejiang Yongtai Technology Co., Ltd. Class A (b)	42,607	350,679
Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H (c)	50,200	52,234
Zhihu, Inc. ADR (b)	10,775	99,453
ZhongAn Online P&C Insurance Co., Ltd. Class H (b)(c)(d)	24,200	99,633
Zhongsheng Group Holdings, Ltd.	55,500	447,014
Zhongtian Financial Group Co., Ltd. Class A (b)	117,100	49,351
Zhuzhou CRRC Times Electric Co. Class H (b)	80,800	373,139
Zijin Mining Group Co., Ltd. Class H	1,058,685	1,308,286
Zoomlion Heavy Industry Science & Technology Co., Ltd. Class A	107,300	137,159
ZTE Corp. Class A	11,500	59,032
ZTE Corp. Class H	102,240	336,219
Security Description	Shares	Value
ZTO Express Cayman, Inc. ADR	47,182	$ 1,446,600
		288,648,011
HONG KONG — 0.7%
CT Environmental Group Ltd (b)(c)(e)	438,000	—
Alibaba Pictures Group, Ltd. (b)(c)	1,220,107	137,925
China Fiber Optic Network System Group, Ltd. (b)(e)	686,800	—
China First Capital Group, Ltd. (b)	66,800	2,145
China High Speed Transmission Equipment Group Co., Ltd. (b)(c)	8,000	6,721
China Huishan Dairy Holdings Co., Ltd. (b)(c)(e)	549,000	—
China Investment Fund Co., Ltd. (b)	24,000	10,975
Chongsing Holdings,Ltd. (b)(e)	2,260,000	—
Citychamp Watch & Jewellery Group, Ltd. (b)	450,000	79,772
Comba Telecom Systems Holdings, Ltd. (c)	345,847	88,409
CP Pokphand Co., Ltd.	842,000	103,835
Dawnrays Pharmaceutical Holdings, Ltd.	192,000	41,435
Digital China Holdings, Ltd.	142,000	78,072
Fullshare Holdings, Ltd. (b)(c)	31,100	424
Guotai Junan International Holdings, Ltd.	25,000	3,982
Hi Sun Technology China, Ltd. (b)(c)	252,000	41,435
Huabao International Holdings, Ltd. (c)	58,000	113,696
Huiyuan Juice Group, Ltd. (b)(e)	157,000	—
Nine Dragons Paper Holdings, Ltd.	180,000	221,744
Sino Biopharmaceutical, Ltd.	1,107,000	918,631
Skyworth Group, Ltd. (b)	114,755	34,494
Solargiga Energy Holdings, Ltd. (b)	1,438,000	91,438
SSY Group, Ltd.	334,691	181,004
Tech Pro Technology Development, Ltd. (b)(c)(e)	1,684,800	—
United Energy Group, Ltd.	300,000	38,537
United Laboratories International Holdings, Ltd.	106,000	70,534
Vinda International Holdings, Ltd. (c)	42,000	124,090
Wasion Holdings, Ltd.	8,000	2,703
WH Group, Ltd. (d)	708,759	505,304
Xinyi Glass Holdings, Ltd.	350,000	1,047,574
		3,944,879
INDIA — 20.7%
Aarti Drugs, Ltd.	3,031	24,798
Aavas Financiers, Ltd. (b)	8,434	290,877

See accompanying notes to financial statements.
124

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Acrysil, Ltd.	12,741	$ 136,357
Adani Enterprises, Ltd.	5,686	112,460
Adani Green Energy, Ltd. (b)	35,026	541,050
Adani Ports & Special Economic Zone, Ltd.	110,207	1,095,574
Adani Power, Ltd. (b)	88,977	116,394
Adani Total Gas, Ltd.	23,592	452,325
Adani Transmission, Ltd. (b)	22,233	466,810
Affle India, Ltd. (b)	155	11,160
AIA Engineering, Ltd.	9,827	258,863
Ajanta Pharma, Ltd.	3,876	118,957
Alembic Pharmaceuticals, Ltd.	11,440	121,617
Alok Industries, Ltd. (b)	382,767	122,729
Amber Enterprises India, Ltd. (b)	592	26,030
APL Apollo Tubes, Ltd. (b)	4,812	53,275
Apollo Hospitals Enterprise, Ltd.	24,630	1,487,074
Apollo Tyres, Ltd.	58,143	176,793
Ashok Leyland, Ltd.	58,022	104,589
Asian Paints, Ltd.	31,303	1,368,324
Astral, Ltd.	2,543	74,014
AstraZeneca Pharma India, Ltd.	9,360	389,595
AU Small Finance Bank, Ltd. (b)(d)	8,343	130,859
Aurobindo Pharma, Ltd.	40,956	399,918
Avenue Supermarts, Ltd. (b)(d)	6,298	360,618
Axis Bank, Ltd. (b)	196,208	2,026,247
Azure Power Global, Ltd. (b)	1,815	39,930
Bajaj Auto, Ltd.	7,218	372,693
Bajaj Electricals, Ltd. (b)	28,187	495,805
Bajaj Finance, Ltd.	21,001	2,169,516
Bajaj Finserv, Ltd.	3,368	807,056
Bajaj Hindusthan Sugar, Ltd. (b)	479,922	102,802
Balkrishna Industries, Ltd.	5,094	173,876
Bandhan Bank, Ltd. (d)	58,663	223,659
Bank of Baroda (b)	53,720	59,164
BEML, Ltd.	8,113	156,680
Bharat Electronics, Ltd.	118,245	323,301
Bharat Forge, Ltd.	31,819	316,122
Bharat Heavy Electricals, Ltd. (b)	272,166	237,049
Bharat Petroleum Corp., Ltd.	67,061	390,472
Bharti Airtel, Ltd.	247,237	2,292,590
Biocon, Ltd. (b)	153,575	750,418
Birlasoft, Ltd.	61,860	341,396
Bosch, Ltd.	864	180,122
Brightcom Group, Ltd.	205,251	161,071
Britannia Industries, Ltd.	5,495	292,337
Cadila Healthcare, Ltd.	29,785	221,439
Can Fin Homes, Ltd.	71,179	658,593
Cholamandalam Financial Holdings, Ltd.	40,270	373,390
Cholamandalam Investment & Finance Co., Ltd.	73,074	555,482
Cipla, Ltd.	104,106	1,379,454
City Union Bank, Ltd.	249	529
Coal India, Ltd.	158,668	395,668
Security Description	Shares	Value
Crompton Greaves Consumer Electricals, Ltd.	31,206	$ 201,334
Dabur India, Ltd.	39,754	330,473
DCB Bank, Ltd. (b)	83,488	102,353
Deepak Nitrite, Ltd.	3,207	103,975
Dhani Services, Ltd. (b)	25,110	62,008
Dish TV India, Ltd. (b)	158,792	43,855
Dishman Carbogen Amcis, Ltd. (b)	3,772	10,163
Divi's Laboratories, Ltd.	10,483	677,711
Dixon Technologies India, Ltd.	10,753	668,105
DLF, Ltd.	76,631	430,709
Dr Lal PathLabs, Ltd. (d)	9,145	452,990
Dr Reddy's Laboratories, Ltd.	12,347	811,855
Edelweiss Financial Services, Ltd.	42,679	45,538
Eicher Motors, Ltd.	11,599	436,005
Emami, Ltd.	13,732	106,189
Escorts, Ltd.	41,576	829,027
Federal Bank, Ltd.	188,456	214,029
Fine Organic Industries, Ltd.	23	953
Fortis Healthcare, Ltd. (b)	53,347	189,376
Future Consumer, Ltd. (b)	407,650	41,738
Future Lifestyle Fashions, Ltd. (b)	37,116	29,477
Future Retail, Ltd. (b)	51,480	35,960
GAIL India, Ltd.	188,707	403,841
Gillette India, Ltd.	1,084	86,147
Glenmark Pharmaceuticals, Ltd.	21,507	147,900
GMR Infrastructure, Ltd. (b)	726,497	375,348
Godrej Consumer Products, Ltd. (b)	55,887	775,427
Godrej Industries, Ltd. (b)	20,876	162,882
Godrej Properties, Ltd. (b)	2,817	87,739
Granules India, Ltd.	70,118	302,614
Graphite India, Ltd.	2,872	23,391
Grasim Industries, Ltd.	16,835	378,636
GTL Infrastructure, Ltd. (b)	4,717,663	111,224
Gujarat Pipavav Port, Ltd.	50,696	75,538
Havells India, Ltd.	39,996	739,867
HCL Technologies, Ltd.	114,273	1,969,863
HDFC Life Insurance Co., Ltd. (d)	39,676	386,136
HEG, Ltd.	2,263	68,536
Hero MotoCorp, Ltd.	14,078	537,212
HFCL, Ltd.	119,301	114,757
Hikal, Ltd.	11,057	89,891
Hindalco Industries, Ltd.	134,653	885,170
Hindustan Construction Co., Ltd. (b)	705,575	91,729
Hindustan Copper, Ltd.	28,185	41,749
Hindustan Petroleum Corp., Ltd.	61,011	246,584
Hindustan Unilever, Ltd.	99,728	3,629,990
Hindustan Zinc, Ltd.	175,980	738,747
Housing Development Finance Corp., Ltd.	203,659	7,557,010
ICICI Bank, Ltd. ADR	238,413	4,498,853

See accompanying notes to financial statements.
125

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
ICICI Bank, Ltd.	603	$ 5,693
ICICI Lombard General Insurance Co., Ltd. (d)	2,627	56,254
ICICI Prudential Life Insurance Co., Ltd. (d)	13,163	119,141
IDFC First Bank, Ltd. (b)	125,608	80,633
IDFC, Ltd. (b)	184,708	136,738
IIFL Finance, Ltd.	155,822	602,484
India Cements, Ltd.	41,665	112,431
Indiabulls Housing Finance, Ltd.	46,728	145,829
Indiabulls Real Estate, Ltd. (b)	37,247	75,244
IndiaMart InterMesh, Ltd. (d)	466	52,603
Indian Hotels Co., Ltd.	353,347	863,523
Indian Oil Corp., Ltd.	253,359	427,684
Indus Towers, Ltd.	82,899	344,763
Infibeam Avenues, Ltd.	518,587	288,890
Info Edge India, Ltd.	3,694	320,065
Infosys, Ltd. ADR	392,503	8,733,192
Inox Wind, Ltd. (b)	69,874	92,252
InterGlobe Aviation, Ltd. (b)(d)	8,379	228,215
IOL Chemicals & Pharmaceuticals, Ltd.	2,075	16,599
Ipca Laboratories, Ltd.	16,547	537,545
ITC, Ltd. GDR	219,627	698,414
Jaiprakash Power Ventures, Ltd. (b)	1,710,433	100,238
Jindal Steel & Power, Ltd. (b)	69,840	366,242
Johnson Controls-Hitachi Air Conditioning India, Ltd. (b)	2,979	86,040
JSW Energy, Ltd.	28,720	150,860
JSW Steel, Ltd.	173,644	1,563,387
Jubilant Foodworks, Ltd.	11,133	606,074
Jubilant Ingrevia, Ltd.	12,007	122,250
Jubilant Pharmova, Ltd.	11,582	97,311
Just Dial, Ltd. (b)	5,747	76,588
Karnataka Bank, Ltd.	67,817	62,264
Kaveri Seed Co., Ltd.	13,206	103,029
Kotak Mahindra Bank, Ltd.	99,742	2,694,858
Larsen & Toubro, Ltd. GDR	59,185	1,373,092
Laurus Labs, Ltd. (d)	108,663	902,432
Lemon Tree Hotels, Ltd. (b)(d)	372,564	227,873
LIC Housing Finance, Ltd.	45,096	259,449
Lupin, Ltd.	28,631	367,051
Mahindra & Mahindra Financial Services, Ltd.	90,684	226,260
Mahindra & Mahindra, Ltd.	133,674	1,446,188
MakeMyTrip, Ltd. (b)	13,250	360,268
Manappuram Finance, Ltd.	74,470	169,703
Marico, Ltd.	62,416	460,379
Marksans Pharma, Ltd.	288,355	268,048
Maruti Suzuki India, Ltd.	10,055	994,026
Max Financial Services, Ltd. (b)	17,621	240,787
Meghmani Finechem, Ltd. (b)	1,782	18,682
Mindtree, Ltd.	14,263	807,060
Motherson Sumi Systems, Ltd.	109,259	332,587
Muthoot Finance, Ltd.	12,059	235,616
Natco Pharma, Ltd.	10,918	131,137
Security Description	Shares	Value
Navin Fluorine International, Ltd.	6,855	$ 340,291
NCC, Ltd.	96,256	106,919
Nestle India, Ltd.	2,571	673,531
NOCIL, Ltd.	16,571	64,898
NTPC, Ltd.	173,586	331,726
Oberoi Realty, Ltd. (b)	307	3,988
Oil & Natural Gas Corp., Ltd.	421,382	820,312
Olectra Greentech, Ltd. (b)	18,143	100,874
Page Industries, Ltd.	928	396,378
PI Industries, Ltd.	10,583	453,154
Piramal Enterprises, Ltd.	5,477	191,535
PNB Housing Finance, Ltd. (b)(d)	48,551	406,775
Power Finance Corp., Ltd.	94,361	180,643
Power Grid Corp. of India, Ltd.	131,123	335,459
Rajesh Exports, Ltd.	30,655	242,423
RattanIndia Infrastructure, Ltd. (b)	260,215	155,826
RattanIndia Power, Ltd. (b)	1,800,278	107,928
Raymond, Ltd. (b)	10,568	65,349
RBL Bank, Ltd. (b)(d)	63,621	163,622
REC, Ltd.	84,522	179,742
Reliance Industries, Ltd. GDR (d)	169,413	11,537,025
Reliance Infrastructure, Ltd. (b)	88,348	121,939
Reliance Power, Ltd. (b)	616,293	113,333
Religare Enterprises, Ltd. (b)	46,748	111,820
Repco Home Finance, Ltd.	117,270	495,053
SBI Life Insurance Co., Ltd. (d)	22,129	362,251
Sequent Scientific, Ltd.	124,514	368,623
Shilpa Medicare, Ltd.	14,602	109,553
Shree Renuka Sugars, Ltd. (b)	277,759	104,963
Shriram City Union Finance, Ltd.	8,451	231,491
Shriram Transport Finance Co., Ltd.	22,857	399,957
Siemens, Ltd.	33,353	956,814
Solara Active Pharma Sciences, Ltd.	1,170	25,213
South Indian Bank, Ltd. (b)	564,817	77,615
SpiceJet, Ltd. (b)	72,335	73,234
State Bank of India	201,072	1,227,114
Steel Authority of India, Ltd.	245,076	375,237
Strides Pharma Science, Ltd.	15,997	127,045
Subex, Ltd.	130,525	90,120
Sun Pharma Advanced Research Co., Ltd. (b)	29,464	117,435
Sun Pharmaceutical Industries, Ltd.	136,479	1,504,482
Suzlon Energy, Ltd. (b)	1,173,580	101,978
Tata Communications, Ltd.	3,324	62,324
Tata Consultancy Services, Ltd.	102,446	5,210,872
Tata Consumer Products, Ltd.	17,931	196,540
Tata Motors, Ltd. (b)	187,473	841,927
Tata Steel, Ltd.	41,783	725,528
Tata Teleservices Maharashtra, Ltd. (b)	236,863	112,803
TCI Express, Ltd.	1,226	25,492

See accompanying notes to financial statements.
126

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Tech Mahindra, Ltd.	57,453	$ 1,068,601
Thyrocare Technologies, Ltd. (d)	42,523	668,086
Titan Co., Ltd.	19,567	569,882
Torrent Pharmaceuticals, Ltd.	8,858	368,211
Trent, Ltd.	6,865	94,877
TVS Motor Co., Ltd.	43,370	321,035
Ujjivan Financial Services, Ltd.	19,690	41,302
UltraTech Cement, Ltd.	7,500	747,307
United Breweries, Ltd.	8,332	176,400
United Spirits, Ltd. (b)	54,712	628,807
UPL, Ltd.	48,767	464,954
Vakrangee, Ltd.	184,010	100,400
Vedanta, Ltd.	66,753	258,684
V-Mart Retail, Ltd. (b)	3,498	167,262
Vodafone Idea, Ltd. (b)	825,457	132,336
Wipro, Ltd. ADR	278,472	2,458,908
WNS Holdings, Ltd. ADR (b)	10,940	894,892
Wockhardt, Ltd. (b)	23,255	142,470
Yes Bank, Ltd. (b)	162,974	27,555
Zee Entertainment Enterprises, Ltd.	88,528	361,614
		123,899,233
INDONESIA — 2.2%
Ace Hardware Indonesia Tbk PT	2,494,300	221,328
Adaro Energy Tbk PT	2,104,900	258,838
AKR Corporindo Tbk PT	135,800	41,369
Astra International Tbk PT	2,728,500	1,048,507
Bank Central Asia Tbk PT	1,402,796	3,430,418
Bank Jago Tbk PT (b)	166,700	175,872
Bank Mandiri Persero Tbk PT	2,714,010	1,166,195
Bank MNC Internasional Tbk PT (b)	4,203,800	78,128
Bank Negara Indonesia Persero Tbk PT	582,500	218,756
Bank Rakyat Indonesia Persero Tbk PT	8,208,634	2,208,087
Barito Pacific Tbk PT	2,070,700	139,614
Chandra Asri Petrochemical Tbk PT	161,778	81,384
Charoen Pokphand Indonesia Tbk PT	606,100	272,083
Ciputra Development Tbk PT	962,196	62,858
Gudang Garam Tbk PT	2,300	5,231
Indah Kiat Pulp & Paper Tbk PT	229,800	137,679
Indocement Tunggal Prakarsa Tbk PT	296,825	217,758
Kalbe Farma Tbk PT	1,057,800	105,688
Kresna Graha Investama Tbk PT (b)	9,062,700	81,683
Lippo Karawaci Tbk PT (b)	4,215,210	45,060
Matahari Department Store Tbk PT (b)	21,100	4,128
Media Nusantara Citra Tbk PT	436,000	25,437
Pabrik Kertas Tjiwi Kimia Tbk PT	83,400	46,325
Pakuwon Jati Tbk PT (b)	2,388,600	80,774
Security Description	Shares	Value
Perusahaan Gas Negara Tbk PT (b)	1,669,940	$ 138,846
PP Persero Tbk PT (b)	814,976	62,066
Semen Indonesia Persero Tbk PT	564,300	323,302
Summarecon Agung Tbk PT (b)	1,025,127	60,523
Surya Semesta Internusa Tbk PT (b)	1,439,200	50,077
Telkom Indonesia Persero Tbk PT	6,128,570	1,580,047
Tower Bersama Infrastructure Tbk PT	1,713,600	354,393
Transcoal Pacific Tbk PT (b)	91,900	61,320
Unilever Indonesia Tbk PT	347,900	96,014
United Tractors Tbk PT	198,045	359,767
Wijaya Karya Persero Tbk PT (b)	771,057	65,186
		13,304,741
MACAU — 0.0% (a)
Huasheng International Holding, Ltd.	248,000	33,132
MALAYSIA — 2.8%
AEON Credit Service M Bhd	65,650	193,822
AirAsia Group Bhd (b)	269,800	67,668
Alliance Bank Malaysia Bhd	704,210	432,299
AMMB Holdings Bhd (b)	104,500	79,377
Astro Malaysia Holdings Bhd	198,500	48,837
Axiata Group Bhd	495,083	462,385
Bermaz Auto Bhd	266,480	101,207
British American Tobacco Malaysia Bhd	4,900	16,526
Bursa Malaysia Bhd	354,451	624,829
Cahya Mata Sarawak Bhd	250,200	75,302
Careplus Group Bhd	3,300	977
Carlsberg Brewery Malaysia Bhd Class B	92,203	493,335
CIMB Group Holdings Bhd	530,746	605,987
Datasonic Group Bhd	486,500	57,522
Dayang Enterprise Holdings Bhd (b)	160,350	36,770
Dialog Group Bhd	616,800	352,120
DiGi.Com Bhd	205,200	218,115
Eco World Development Group Bhd	213,600	40,307
Frontken Corp. Bhd	187,600	161,767
Gamuda Bhd (b)	199,241	143,250
Genting Bhd	483,000	581,469
Genting Malaysia Bhd	535,400	383,662
Globetronics Technology Bhd	132,600	65,247
Hartalega Holdings Bhd	101,300	148,810
Hibiscus Petroleum Bhd	241,800	40,430
Hong Leong Bank Bhd	54,500	246,041
IHH Healthcare Bhd	134,300	214,931
IJM Corp. Bhd	1,029,280	445,001
Inari Amertron Bhd	620,512	546,922
IOI Corp. Bhd	683,896	615,858
IOI Properties Group Bhd	581,616	166,712

See accompanying notes to financial statements.
127

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
KNM Group Bhd (b)	904,700	$ 49,703
Kuala Lumpur Kepong Bhd	54,496	261,904
Malayan Banking Bhd	573,548	1,102,845
Malaysia Airports Holdings Bhd (b)	135,700	223,655
Maxis Bhd	361,900	405,425
MISC Bhd	83,900	138,481
My EG Services Bhd	854,558	187,793
Padini Holdings Bhd	209,200	155,907
Pentamaster Corp. Bhd	356,975	468,122
Petronas Chemicals Group Bhd	142,600	296,338
PPB Group Bhd	124,420	545,647
Press Metal Aluminium Holdings Bhd	955,780	1,310,445
Public Bank Bhd	1,384,700	1,346,167
RHB Bank Bhd	277,883	362,413
Sapura Energy Bhd (b)	964,500	26,494
Sime Darby Bhd	366,288	198,608
Sime Darby Plantation Bhd	359,899	307,760
Sime Darby Property Bhd	404,288	63,253
Supermax Corp. Bhd	180,982	103,319
Telekom Malaysia Bhd	139,309	189,672
Tenaga Nasional Bhd	322,950	746,723
Top Glove Corp. Bhd	425,000	292,368
Velesto Energy Bhd (b)	786,700	27,247
Yinson Holdings Bhd	141,500	186,233
YTL Corp. Bhd	428,210	62,393
		16,726,400
PAKISTAN — 0.1%
Bank Alfalah, Ltd.	393,746	74,818
Fauji Fertilizer Co., Ltd.	11,248	6,743
Habib Bank, Ltd.	90,809	58,326
Lucky Cement, Ltd. (b)	35,128	149,157
Millat Tractors, Ltd.	23,868	150,456
National Bank of Pakistan (b)	362,500	71,201
Nishat Mills, Ltd.	109,300	58,332
Searle Co., Ltd.	58,799	69,595
United Bank, Ltd.	94,910	66,094
		704,722
PHILIPPINES — 1.0%
Aboitiz Equity Ventures, Inc.	124,870	118,970
Alliance Global Group, Inc.	830,800	167,756
Ayala Land, Inc.	1,337,188	878,177
Bank of the Philippine Islands	104,510	166,876
BDO Unibank, Inc.	208,265	451,561
Bloomberry Resorts Corp. (b)	477,000	55,546
Cebu Air, Inc. (b)	65,730	50,125
Cosco Capital, Inc.	1,554,100	153,551
D&L Industries, Inc.	1,685,700	251,153
DoubleDragon Properties Corp.	544,870	109,593
Globe Telecom, Inc.	2,480	145,076
GT Capital Holdings, Inc.	8,244	82,424
JG Summit Holdings, Inc.	376,702	480,016
Jollibee Foods Corp.	47,240	189,849
LT Group, Inc.	565,800	112,029
Security Description	Shares	Value
Metro Pacific Investments Corp.	1,355,000	$ 96,956
Metropolitan Bank & Trust Co.	97,110	83,194
PLDT, Inc.	19,369	637,913
Puregold Price Club, Inc.	353,750	308,604
SM Investments Corp.	34,955	678,405
SM Prime Holdings, Inc.	1,096,100	703,730
Universal Robina Corp.	100,120	266,738
		6,188,242
SINGAPORE — 0.0% (a)
Silverlake Axis, Ltd.	232,900	50,608
TAIWAN — 21.5%
Accton Technology Corp.	42,000	396,475
Acer, Inc.	706,395	627,529
Advantech Co., Ltd.	54,980	720,292
ASE Technology Holding Co., Ltd.	466,898	1,826,668
Asia Cement Corp.	548,073	897,045
Asustek Computer, Inc.	135,138	1,578,845
AU Optronics Corp. ADR	166,439	1,046,901
Bank of Kaohsiung Co., Ltd.	313,546	123,233
Baotek Industrial Materials, Ltd. (b)	22,000	36,324
Catcher Technology Co., Ltd.	103,539	622,486
Cathay Financial Holding Co., Ltd.	1,289,952	2,680,793
Center Laboratories, Inc.	75,557	165,159
Chailease Holding Co., Ltd.	127,950	1,129,761
Chang Hwa Commercial Bank, Ltd.	666,850	393,736
Cheng Shin Rubber Industry Co., Ltd.	134,000	170,744
Chilisin Electronics Corp.	14,937	46,215
China Development Financial Holding Corp.	3,274,272	1,668,838
China Life Insurance Co., Ltd.	180,672	188,062
China Steel Chemical Corp.	18,877	79,274
China Steel Corp.	1,756,625	2,288,742
Chroma ATE, Inc.	28,000	176,881
Chung Lien Transportation Co., Ltd.	73,000	203,851
Chunghwa Telecom Co., Ltd.	298,268	1,182,987
Compal Electronics, Inc.	1,014,431	859,302
Compeq Manufacturing Co., Ltd.	52,000	69,618
CTBC Financial Holding Co., Ltd.	2,625,515	2,158,048
Delta Electronics, Inc.	263,787	2,385,970
E.Sun Financial Holding Co., Ltd.	1,065,457	1,005,779
Eclat Textile Co., Ltd.	41,365	901,224
eCloudvalley Digital Technology Co., Ltd.	17,604	217,992
EirGenix, Inc. (b)	22,000	99,891
Elite Material Co., Ltd.	21,000	163,942
Elite Semiconductor Microelectronics Technology, Inc.	21,000	98,742

See accompanying notes to financial statements.
128

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
eMemory Technology, Inc.	14,000	$ 992,444
ENNOSTAR, Inc. (b)	119,585	304,752
Evergreen Marine Corp. Taiwan, Ltd.	229,000	1,035,660
Everlight Electronics Co., Ltd.	164,996	282,490
Far Eastern New Century Corp.	902,170	966,593
Far EasTone Telecommunications Co., Ltd.	126,000	278,136
Feng TAY Enterprise Co., Ltd.	59,830	461,709
Firich Enterprises Co., Ltd. (b)	38,640	40,775
First Financial Holding Co., Ltd.	1,093,315	884,918
FocalTech Systems Co., Ltd.	20,000	111,269
Formosa Chemicals & Fibre Corp.	609,691	1,836,043
Formosa Petrochemical Corp.	203,000	722,801
Formosa Plastics Corp.	650,137	2,648,572
Foxconn Technology Co., Ltd.	241,519	609,421
Fubon Financial Holding Co., Ltd.	1,018,197	2,803,098
Genius Electronic Optical Co., Ltd.	6,475	95,752
Giant Manufacturing Co., Ltd.	47,000	537,302
Globalwafers Co., Ltd.	17,000	485,095
Himax Technologies, Inc. ADR (c)	20,951	223,547
Hiwin Technologies Corp.	41,717	463,431
Holy Stone Enterprise Co., Ltd.	14,000	58,290
Hon Hai Precision Industry Co., Ltd.	1,414,760	5,331,914
Hotai Motor Co., Ltd.	43,000	902,891
HTC Corp. (b)	120,710	159,442
Hua Nan Financial Holdings Co., Ltd.	1,031,035	754,944
Innolux Corp.	1,001,753	611,253
Inventec Corp.	384,000	355,600
ITEQ Corp.	17,267	89,866
King Yuan Electronics Co., Ltd.	364,898	536,335
Largan Precision Co., Ltd.	10,710	841,869
Lite-On Technology Corp.	555,891	1,247,041
Macronix International Co., Ltd.	276,673	365,945
Makalot Industrial Co., Ltd.	50,069	442,993
MediaTek, Inc.	167,219	5,431,819
Medigen Biotechnology Corp. (b)	14,000	28,743
Medigen Vaccine Biologics Corp. (b)	20,000	196,335
Mega Financial Holding Co., Ltd.	1,024,148	1,178,153
Merry Electronics Co., Ltd.	47,789	151,632
Microbio Co., Ltd. (b)	3,294	6,325
Micro-Star International Co., Ltd.	48,000	223,112
Motech Industries, Inc.	95,869	101,855
Nan Ya Plastics Corp.	927,759	3,046,964
Nanya Technology Corp.	72,000	170,306
Nien Made Enterprise Co., Ltd.	11,000	156,350
Novatek Microelectronics Corp.	84,062	1,237,071
Nuvoton Technology Corp.	23,000	110,623
O-Bank Co., Ltd.	906,281	247,548
Oneness Biotech Co., Ltd. (b)	16,000	106,244
Security Description	Shares	Value
PChome Online, Inc.	24,957	$ 118,244
Pegatron Corp.	356,630	857,638
Phoenix Silicon International Corp.	23,320	41,851
Pou Chen Corp.	240,000	290,734
Powertech Technology, Inc.	232,518	872,135
President Chain Store Corp.	54,000	542,704
Promos Technologies, Inc. (e)	2,232	—
Quanta Computer, Inc.	563,194	1,566,646
Radiant Opto-Electronics Corp.	46,000	154,376
RDC Semiconductor Co., Ltd. (b)	10,000	116,653
Realtek Semiconductor Corp.	82,161	1,461,236
RichWave Technology Corp.	14,000	118,842
Ritek Corp. (b)	69,593	24,080
Senhwa Biosciences, Inc. (b)	1,000	5,258
Shanghai Commercial & Savings Bank, Ltd.	387,000	616,744
Shin Kong Financial Holding Co., Ltd.	2,873,176	960,114
Silicon Motion Technology Corp. ADR	3,984	274,816
Simplo Technology Co., Ltd.	16,000	165,683
Sino-American Silicon Products, Inc.	36,000	234,526
SinoPac Financial Holdings Co., Ltd.	2,641,630	1,317,947
Sitronix Technology Corp.	10,000	87,579
Synnex Technology International Corp.	230,000	430,933
TA-I Technology Co., Ltd.	15,750	35,219
Taishin Financial Holding Co., Ltd.	1,186,774	771,006
Taiwan Cement Corp.	963,656	1,764,019
Taiwan Cooperative Financial Holding Co., Ltd.	312,382	247,793
Taiwan FU Hsing Industrial Co., Ltd.	218,000	316,509
Taiwan High Speed Rail Corp.	130,000	138,117
Taiwan Mobile Co., Ltd.	204,200	724,875
Taiwan Paiho, Ltd.	30,000	87,436
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	319,424	35,663,690
Taiwan Surface Mounting Technology Corp.	20,000	73,222
Taiwan Union Technology Corp.	13,000	50,394
Teco Electric and Machinery Co., Ltd.	165,000	185,074
TPK Holding Co., Ltd.	31,000	43,339
Tripod Technology Corp.	168,361	673,794
Unimicron Technology Corp.	110,000	521,168
Uni-President Enterprises Corp.	565,971	1,387,478
United Integrated Services Co., Ltd.	84,755	538,455
United Microelectronics Corp. ADR (c)	288,527	3,297,864
Vanguard International Semiconductor Corp.	25,000	135,945

See accompanying notes to financial statements.
129

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Voltronic Power Technology Corp.	7,350	$ 451,123
Walsin Lihwa Corp.	556,000	502,906
Walsin Technology Corp. (b)	35,000	192,208
Win Semiconductors Corp.	36,000	400,567
Winbond Electronics Corp.	123,000	116,994
Wistron Corp.	846,715	835,759
Wiwynn Corp.	10,000	312,270
Yageo Corp.	35,144	558,182
Yang Ming Marine Transport Corp. (b)	133,000	570,467
Yuanta Financial Holding Co., Ltd.	1,862,518	1,651,234
Zhen Ding Technology Holding, Ltd.	60,000	212,990
		128,805,456
THAILAND — 2.8%
Advanced Info Service PCL	195,698	1,133,643
Airports of Thailand PCL	414,300	746,928
Bangkok Bank PCL NVDR	33,300	114,658
Bangkok Dusit Medical Services PCL Class F	116,500	78,505
Bangkok Expressway & Metro PCL	2,193,807	567,336
Beauty Community PCL (b)	37,300	1,610
BEC World PCL (b)	33,100	13,109
Bumrungrad Hospital PCL	42,600	178,156
Carabao Group PCL Class F	19,500	69,159
Central Plaza Hotel PCL (b)	57,500	58,205
Charoen Pokphand Foods PCL	279,400	212,636
Chularat Hospital PCL Class F	2,319,800	257,794
CP ALL PCL	823,579	1,545,656
CPN Retail Growth Leasehold REIT (b)	43,700	26,606
Delta Electronics Thailand PCL	35,000	486,183
Electricity Generating PCL	26,099	134,217
Energy Absolute PCL	273,500	495,105
Frasers Property Thailand Industrial Freehold & Leasehold REIT	86,287	31,623
Global Power Synergy PCL Class F	34,800	77,653
Gulf Energy Development PCL	316,800	388,568
Gunkul Engineering PCL	1,891,943	271,755
Hana Microelectronics PCL	123,400	288,122
Ichitan Group PCL	157,900	51,801
Indorama Ventures PCL	199,600	262,515
IRPC PCL	2,761,891	339,573
Jasmine International PCL (c)	738,125	62,392
Kasikornbank PCL	68,954	272,066
Kasikornbank PCL NVDR	106,100	418,630
KCE Electronics PCL	346,462	806,380
Krungthai Card PCL	105,500	170,715
Lotus's Retail Growth Freehold & Leasehold Property Fund	324,200	147,560
MC Group PCL	358,400	97,981
Security Description	Shares	Value
Mega Lifesciences PCL	273,300	$ 403,872
Minor International PCL (b)	398,703	371,188
Muangthai Capital PCL	27,900	48,032
PTG Energy PCL	212,700	101,840
PTT Exploration & Production PCL	184,507	640,744
PTT Global Chemical PCL NVDR	93,000	173,851
PTT PCL	1,005,217	1,158,666
Siam Cement PCL NVDR	59,200	703,366
Siam Commercial Bank PCL	284,297	1,025,099
Srisawad Corp. PCL	293,231	545,989
Super Energy Corp. PCL NVDR	1,199,700	32,975
SVI PCL (c)	946,040	134,210
Thai Beverage PCL	1,178,100	568,397
Thai Oil PCL	341,540	527,426
Thai Union Group PCL Class F	259,000	166,109
TMBThanachart Bank PCL	3,905,433	128,123
True Corp. PCL NVDR	1,650,683	185,388
WHA Premium Growth Freehold & Leasehold Real Estate Investment Trust Class F,	80,000	30,028
		16,752,143
UNITED STATES — 0.1%
Ideanomics, Inc. (b)(c)	68,340	134,630
JS Global Lifestyle Co., Ltd. (d)	91,000	211,583
Legend Biotech Corp. ADR (b)	1,911	96,620
		442,833
TOTAL COMMON STOCKS (Cost $460,935,674)		599,601,535

RIGHTS — 0.0% (a)
INDIA — 0.0% (a)
Bharti Airtel, Ltd. (expiring 10/21/21) (b) (Cost: $0)	17,659	36,471
WARRANTS — 0.0% (a)
MALAYSIA — 0.0% (a)
Frontken Corp. Bhd (expiring 05/03/26) (b)	73,100	10,214
THAILAND — 0.0% (a)
Minor International PCL (expiring 2/15/24) (b)	14,243	1,684
Srisawad Corp. PCL (expiring 8/29/25) (b)	11,785	3,692
		5,376
TOTAL WARRANTS (Cost $0)		15,590

See accompanying notes to financial statements.
130

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 1.4%
State Street Navigator Securities Lending Portfolio II (f) (g) (Cost $8,324,543)	8,324,543	$ 8,324,543
TOTAL INVESTMENTS — 101.4% (Cost $469,260,217)		607,978,139
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%		(8,530,981)
NET ASSETS — 100.0%		$ 599,447,158
(a)	Amount is less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at September 30, 2021.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 7.8% of net assets as of September 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2021, total aggregate fair value of the security is $149,653, representing less than 0.05% of the Fund's net assets.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$584,477,357	$14,974,525	$149,653(a)	$599,601,535
Rights	—	36,471	—	36,471
Warrants	15,590	—	—	15,590
Short-Term Investment	8,324,543	—	—	8,324,543
TOTAL INVESTMENTS	$592,817,490	$15,010,996	$149,653	$607,978,139
(a)	The Fund held Level 3 securities that were valued at $0 at September 30, 2021.
Sector Breakdown as of September 30, 2021

% of Net Assets
Information Technology	21.3%
Financials	17.3
Consumer Discretionary	17.3
Communication Services	10.1
Industrials	6.7
Materials	6.6
Health Care	6.4
Consumer Staples	5.7
Energy	4.1
Real Estate	2.3
Utilities	2.2
Short-Term Investment	1.4
Liabilities in Excess of Other Assets	(1.4)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
131

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	468,596	$ 468,690	$ 44,120,863	$ 44,589,797	$244	$—	—	$ —	$ 1,058
State Street Navigator Securities Lending Portfolio II	2,793,649	2,793,649	73,154,664	67,623,770	—	—	8,324,543	8,324,543	67,495
Total		$3,262,339	$117,275,527	$112,213,567	$244	$—		$8,324,543	$68,553
See accompanying notes to financial statements.
132

SPDR S&P GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS
September 30, 2021

Security Description	Shares	Value
COMMON STOCKS — 99.2%
AUSTRALIA — 0.9%
APA Group Stapled Security	478,368	$ 3,013,189
BELGIUM — 0.8%
Ageas SA/NV	54,338	2,696,591
CANADA — 25.0%
Atco, Ltd. Class I	107,017	3,432,214
Bank of Montreal	27,198	2,714,755
Bank of Nova Scotia	45,930	2,826,462
BCE, Inc.	93,467	4,681,281
Canadian Imperial Bank of Commerce (a)	29,241	3,254,514
Canadian Utilities, Ltd. Class A	145,514	3,920,269
Capital Power Corp. (a)	135,631	4,572,601
Emera, Inc. (a)	75,091	3,399,945
Great-West Lifeco, Inc.	114,070	3,470,228
IGM Financial, Inc. (a)	112,898	4,032,549
Keyera Corp. (a)	271,402	6,827,629
Manulife Financial Corp.	125,263	2,410,634
Pembina Pipeline Corp. (a)	195,452	6,194,417
Power Corp. of Canada (a)	120,491	3,970,872
Royal Bank of Canada	23,630	2,350,783
Shaw Communications, Inc. Class B (a)	199,658	5,802,903
SmartCentres Real Estate Investment Trust	276,471	6,472,850
TC Energy Corp. (a)	94,343	4,539,724
TELUS Corp.	157,661	3,464,721
Toronto-Dominion Bank	36,244	2,398,910
		80,738,261
CHINA — 4.3%
Beijing Enterprises Holdings, Ltd.	845,000	3,381,237
China Overseas Land & Investment, Ltd.	1,587,500	3,617,664
Guangdong Investment, Ltd.	1,554,000	2,028,176
Hengan International Group Co., Ltd.	465,500	2,493,542
Lenovo Group, Ltd. (a)	2,212,000	2,378,327
		13,898,946
FINLAND — 3.2%
Elisa Oyj	48,476	3,013,563
Fortum Oyj	147,817	4,503,806
UPM-Kymmene Oyj	76,063	2,707,185
		10,224,554
FRANCE — 1.8%
Bouygues SA	79,315	3,300,004
Sanofi	27,139	2,613,094
		5,913,098
GERMANY — 0.7%
Allianz SE	9,637	2,176,129
HONG KONG — 7.8%
CK Infrastructure Holdings, Ltd.	715,880	4,000,280
Security Description	Shares	Value
CLP Holdings, Ltd.	309,000	$ 2,977,012
Henderson Land Development Co., Ltd.	947,000	3,631,242
New World Development Co., Ltd.	785,500	3,213,783
Power Assets Holdings, Ltd.	833,195	4,901,997
Sino Land Co., Ltd.	2,612,000	3,516,377
Sun Hung Kai Properties, Ltd.	233,000	2,915,250
		25,155,941
JAPAN — 12.6%
Asahi Holdings, Inc.	148,600	2,703,634
Chugoku Electric Power Co., Inc. (a)	225,900	2,063,115
Credit Saison Co., Ltd.	156,200	2,066,334
Electric Power Development Co., Ltd.	211,600	3,066,612
Japan Metropolitan Fund Invest REIT	3,489	3,355,319
Japan Tobacco, Inc.	250,306	4,913,019
KDDI Corp.	85,800	2,838,340
Mitsubishi UFJ Financial Group, Inc.	561,700	3,312,054
MS&AD Insurance Group Holdings, Inc.	75,280	2,534,185
Nippon Telegraph & Telephone Corp.	96,200	2,659,888
Sankyo Co., Ltd.	129,700	3,236,252
SBI Holdings, Inc. (a)	76,300	1,888,096
Sekisui House, Ltd.	132,300	2,788,290
Yokohama Rubber Co., Ltd.	170,100	3,071,938
		40,497,076
MEXICO — 1.3%
Arca Continental SAB de CV	698,101	4,277,396
SINGAPORE — 0.8%
Singapore Technologies Engineering, Ltd.	911,600	2,558,335
SOUTH AFRICA — 1.0%
SPAR Group, Ltd.	236,494	3,087,548
SOUTH KOREA — 1.0%
KT&G Corp.	47,951	3,288,531
SPAIN — 1.9%
Enagas SA (a)	275,336	6,128,328
SWEDEN — 0.9%
JM AB	79,941	2,839,061
SWITZERLAND — 3.1%
Baloise Holding AG	11,311	1,725,417
Swiss Life Holding AG	4,976	2,525,739
Swisscom AG	5,778	3,328,614
Zurich Insurance Group AG	6,142	2,525,670
		10,105,440
UNITED ARAB EMIRATES — 1.7%
Emirates NBD Bank PJSC	583,070	2,254,085

See accompanying notes to financial statements.
133

SPDR S&P GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
First Abu Dhabi Bank PJSC	677,948	$ 3,281,629
		5,535,714
UNITED KINGDOM — 7.9%
Ashmore Group PLC	311,396	1,430,080
BAE Systems PLC	477,562	3,639,441
GlaxoSmithKline PLC	211,404	4,000,915
IG Group Holdings PLC	198,650	2,154,852
Legal & General Group PLC	877,757	3,326,886
Moneysupermarket.com Group PLC	818,275	2,350,075
Phoenix Group Holdings PLC	344,037	2,994,825
Primary Health Properties PLC REIT	1,276,981	2,598,223
Tate & Lyle PLC	323,862	3,020,948
		25,516,245
UNITED STATES — 22.5%
AT&T, Inc.	166,595	4,499,731
B&G Foods, Inc. (a)	154,364	4,613,940
Brandywine Realty Trust REIT	357,839	4,802,199
Comerica, Inc.	37,873	3,048,777
Exxon Mobil Corp.	113,774	6,692,187
FNB Corp.	231,541	2,690,506
H&R Block, Inc.	259,392	6,484,800
Highwoods Properties, Inc. REIT	79,679	3,494,721
Huntington Bancshares, Inc.	159,026	2,458,542
International Business Machines Corp.	26,824	3,726,658
LTC Properties, Inc. REIT	97,634	3,094,021
Mercury General Corp.	43,634	2,429,105
People's United Financial, Inc.	186,641	3,260,618
Philip Morris International, Inc.	47,354	4,488,686
PPL Corp.	140,353	3,913,042
Provident Financial Services, Inc.	127,580	2,994,303
South Jersey Industries, Inc.	176,613	3,754,792
Security Description	Shares	Value
Universal Corp.	82,382	$ 3,981,522
Unum Group	93,836	2,351,530
		72,779,680
TOTAL COMMON STOCKS (Cost $318,000,981)		320,430,063

SHORT-TERM INVESTMENTS — 6.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (b) (c)	509,225	509,327
State Street Navigator Securities Lending Portfolio II (d) (e)	20,255,614	20,255,614
TOTAL SHORT-TERM INVESTMENTS (Cost $20,764,941)		20,764,941
TOTAL INVESTMENTS — 105.6% (Cost $338,765,922)		341,195,004
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.6)%		(18,197,284)
NET ASSETS — 100.0%		$ 322,997,720
(a)	All or a portion of the shares of the security are on loan at September 30, 2021.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2021.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$320,430,063	$—	$—	$320,430,063
Short-Term Investments	20,764,941	—	—	20,764,941
TOTAL INVESTMENTS	$341,195,004	$—	$—	$341,195,004
Sector Breakdown as of September 30, 2021

% of Net Assets
Financials	25.9%
Utilities	18.3
Real Estate	12.6
Consumer Staples	10.6
See accompanying notes to financial statements.
134

SPDR S&P GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

% of Net Assets
Communication Services	9.4%
Energy	7.5
Consumer Discretionary	6.4
Industrials	2.9
Health Care	2.0
Information Technology	1.9
Materials	1.7
Short-Term Investments	6.4
Liabilities in Excess of Other Assets	(5.6)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	30,739	$ 30,745	$ 31,102,745	$ 30,624,362	$199	$—	509,225	$ 509,327	$ 188
State Street Navigator Securities Lending Portfolio II	7,914,669	7,914,669	165,596,830	153,255,885	—	—	20,255,614	20,255,614	84,311
Total		$7,945,414	$196,699,575	$183,880,247	$199	$—		$20,764,941	$84,499
See accompanying notes to financial statements.
135

SPDR S&P GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS
September 30, 2021

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AUSTRALIA — 11.6%
Atlas Arteria, Ltd. Stapled Security	1,634,373	$ 7,662,027
Qube Holdings, Ltd.	3,263,718	7,779,907
Sydney Airport Stapled Security (a)	2,263,193	13,470,900
Transurban Group Stapled Security	1,893,565	19,368,291
Transurban Group (a)	256,928	2,627,983
		50,909,108
BRAZIL — 0.5%
Centrais Eletricas Brasileiras SA ADR (b)	68,013	482,892
Cia de Saneamento Basico do Estado de Sao Paulo ADR (b)	66,047	467,613
Cia Energetica de Minas Gerais ADR	217,947	549,226
Ultrapar Participacoes SA ADR (b)	233,351	630,048
		2,129,779
CANADA — 10.7%
Enbridge, Inc. (c)	534,434	21,287,082
Enbridge, Inc. (b)(c)	23,266	925,987
Gibson Energy, Inc.	49,200	903,336
Keyera Corp. (b)	71,147	1,789,837
Pembina Pipeline Corp.	177,076	5,612,031
TC Energy Corp.	315,274	15,170,780
Westshore Terminals Investment Corp.	66,128	1,276,260
		46,965,313
CHILE — 0.1%
Enel Americas SA ADR	70,269	411,074
CHINA — 5.6%
Beijing Capital International Airport Co., Ltd. Class H (a)(b)	2,798,000	1,649,762
China Gas Holdings, Ltd.	446,800	1,320,085
China Longyuan Power Group Corp., Ltd. Class H	598,000	1,477,975
China Merchants Port Holdings Co., Ltd.	2,313,431	3,970,305
China Resources Gas Group, Ltd.	160,000	840,629
China Resources Power Holdings Co., Ltd.	324,000	935,944
COSCO SHIPPING Ports, Ltd.	2,838,000	2,458,906
Guangdong Investment, Ltd.	550,000	717,823
Hainan Meilan International Airport Co., Ltd. Class H (a)	229,000	970,068
Jiangsu Expressway Co., Ltd. Class H	2,082,000	2,110,176
Kunlun Energy Co., Ltd.	724,000	755,189
Shenzhen Expressway Co., Ltd. Class H	1,190,000	1,196,704
Security Description	Shares	Value
Shenzhen International Holdings, Ltd.	2,249,766	$ 2,895,783
Yuexiu Transport Infrastructure, Ltd.	1,604,000	1,061,970
Zhejiang Expressway Co., Ltd. Class H	2,444,000	2,015,567
		24,376,886
DENMARK — 1.0%
Orsted A/S (d)	34,405	4,551,513
FRANCE — 4.9%
Aeroports de Paris (a)	44,036	5,644,529
Engie SA	323,327	4,250,072
Getlink SE	743,637	11,664,979
		21,559,580
GERMANY — 3.3%
E.ON SE	408,327	5,001,100
Fraport AG Frankfurt Airport Services Worldwide (a)	63,032	4,391,822
Hamburger Hafen und Logistik AG	39,908	897,277
RWE AG	122,986	4,354,433
		14,644,632
HONG KONG — 0.5%
Hutchison Port Holdings Trust Stapled Security	8,610,500	2,066,520
ITALY — 6.7%
Atlantia SpA (a)	862,119	16,361,127
Enav SpA (a)(d)	430,586	2,020,064
Enel SpA	1,405,276	10,832,115
		29,213,306
JAPAN — 2.0%
Iwatani Corp.	17,200	1,012,807
Japan Airport Terminal Co., Ltd. (a)	159,400	7,886,068
		8,898,875
MEXICO — 3.7%
Grupo Aeroportuario del Centro Norte SAB de CV ADR (a)	58,850	2,757,123
Grupo Aeroportuario del Pacifico SAB de CV ADR (a)	59,700	6,944,304
Grupo Aeroportuario del Sureste SAB de CV ADR	33,649	6,292,363
		15,993,790
NETHERLANDS — 0.2%
Koninklijke Vopak NV	21,054	829,618
NEW ZEALAND — 2.5%
Auckland International Airport, Ltd. (a)	2,066,729	11,149,236
SPAIN — 7.4%
Aena SME SA (a)(d)	125,794	21,766,291

See accompanying notes to financial statements.
136

SPDR S&P GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Iberdrola SA	1,053,617	$ 10,603,940
		32,370,231
SWITZERLAND — 1.3%
Flughafen Zurich AG (a)	32,437	5,806,913
UNITED KINGDOM — 2.2%
James Fisher & Sons PLC	66,414	769,229
John Menzies PLC (a)	115,191	479,932
National Grid PLC	704,991	8,408,785
		9,657,946
UNITED STATES — 35.4%
American Electric Power Co., Inc.	90,985	7,386,162
American Water Works Co., Inc.	33,047	5,586,265
Cheniere Energy, Inc. (a)	75,895	7,412,665
Consolidated Edison, Inc.	64,300	4,667,987
Dominion Energy, Inc.	147,079	10,739,709
DTE Midstream LLC (a)	31,171	1,441,347
Duke Energy Corp.	139,916	13,654,402
Equitrans Midstream Corp.	130,866	1,326,981
Eversource Energy	62,487	5,108,937
Exelon Corp.	177,874	8,598,429
Kinder Morgan, Inc.	627,652	10,500,618
NextEra Energy, Inc.	266,705	20,941,677
ONEOK, Inc.	143,472	8,319,941
Public Service Enterprise Group, Inc.	91,981	5,601,643
Sempra Energy	58,031	7,340,922
Southern Co.	192,605	11,935,732
Targa Resources Corp.	73,636	3,623,628
WEC Energy Group, Inc.	57,402	5,062,856
Williams Cos., Inc.	391,250	10,149,025
Xcel Energy, Inc.	97,892	6,118,250
		155,517,176
TOTAL COMMON STOCKS (Cost $421,327,554)		437,051,496

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (e) (f)	1,231,181	$ 1,231,427
State Street Navigator Securities Lending Portfolio II (g) (h)	1,975,156	1,975,156
TOTAL SHORT-TERM INVESTMENTS (Cost $3,206,584)		3,206,583
TOTAL INVESTMENTS — 100.3% (Cost $424,534,138)		440,258,079
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(1,445,174)
NET ASSETS — 100.0%		$ 438,812,905
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2021.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 6.5% of net assets as of September 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2021.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$437,051,496	$—	$—	$437,051,496
Short-Term Investments	3,206,583	—	—	3,206,583
TOTAL INVESTMENTS	$440,258,079	$—	$—	$440,258,079

See accompanying notes to financial statements.
137

SPDR S&P GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Industry Breakdown as of September 30, 2021

% of Net Assets
Transportation Infrastructure	40.4%
Electric Utilities	23.1
Oil, Gas & Consumable Fuels	20.7
Multi-Utilities	12.6
Water Utilities	1.5
Gas Utilities	0.7
Independent Power and Renewable Electricity Producers	0.6
Short-Term Investments	0.7
Liabilities in Excess of Other Assets	(0.3)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	934,648	$ 934,835	$ 30,384,783	$ 30,088,042	$(219)	$70	1,231,181	$1,231,427	$ 446
State Street Navigator Securities Lending Portfolio II	8,696,630	8,696,630	106,749,986	113,471,460	—	—	1,975,156	1,975,156	31,572
Total		$9,631,465	$137,134,769	$143,559,502	$(219)	$70		$3,206,583	$32,018
See accompanying notes to financial statements.
138

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139

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2021

	SPDR MSCI ACWI Low Carbon Target ETF	SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	SPDR MSCI EAFE StrategicFactors ETF	SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
ASSETS
Investments in unaffiliated issuers, at value*	$112,309,477	$239,059,491	$804,610,773	$172,240,250
Investments in affiliated issuers, at value	1,642,391	2,841,571	5,178,359	1,693,732
Total Investments	113,951,868	241,901,062	809,789,132	173,933,982
Foreign currency, at value	398,209	—	2,822,662	282,280
Cash	12	—	—	434
Receivable for investments sold	—	294,539	1,480	—
Dividends receivable — unaffiliated issuers	142,684	557,296	2,210,639	273,259
Dividends receivable — affiliated issuers	350	2	13	4
Securities lending income receivable — unaffiliated issuers	158	582	2,084	1,208
Securities lending income receivable — affiliated issuers	472	733	1,730	383
Receivable for foreign taxes recoverable	73,773	309,835	1,268,220	2,517
Other Receivable	1,382	1,382	—	1,382
TOTAL ASSETS	114,568,908	243,065,431	816,095,960	174,495,449
LIABILITIES
Due to custodian	—	42,777	—	—
Payable upon return of securities loaned	1,494,278	2,741,208	5,132,905	1,472,763
Payable for investments purchased	—	—	95,675	—
Payable for fund shares repurchased	—	—	—	—
Deferred foreign taxes payable	31,695	—	—	659,208
Advisory fee payable	19,243	40,923	205,773	43,698
Trustees’ fees and expenses payable	—	—	—	—
Accrued expenses and other liabilities	—	—	—	1,282
TOTAL LIABILITIES	1,545,216	2,824,908	5,434,353	2,176,951
NET ASSETS	$113,023,692	$240,240,523	$810,661,607	$172,318,498
NET ASSETS CONSIST OF:
Paid-in Capital	$ 89,420,824	$207,407,575	$758,031,069	$157,798,744
Total distributable earnings (loss)**	23,602,868	32,832,948	52,630,538	14,519,754
NET ASSETS	$113,023,692	$240,240,523	$810,661,607	$172,318,498
NET ASSET VALUE PER SHARE
Net asset value per share	$ 125.58	$ 82.84	$ 75.41	$ 74.92
Shares outstanding (unlimited amount authorized, $0.01 par value)	900,000	2,900,000	10,750,000	2,300,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 85,677,540	$204,203,178	$733,886,972	$151,014,805
Investments in affiliated issuers	1,639,515	2,841,571	5,178,359	1,693,732
Total cost of investments	$ 87,317,055	$207,044,749	$739,065,331	$152,708,537
Foreign currency, at cost	$ 404,757	$ —	$ 2,850,465	$ 288,871
* Includes investments in securities on loan, at value	$ 2,045,247	$ 4,982,493	$ 10,912,801	$ 3,359,021
** Includes deferred foreign taxes	$ 31,695	$ —	$ —	$ 643,686
See accompanying notes to financial statements.
140

SPDR MSCI Emerging Markets StrategicFactors ETF	SPDR MSCI World StrategicFactors ETF	SPDR S&P Emerging Asia Pacific ETF	SPDR S&P Global Dividend ETF	SPDR S&P Global Infrastructure ETF

$81,395,360	$51,504,812	$599,653,596	$320,430,063	$437,051,496
890,483	674,614	8,324,543	20,764,941	3,206,583
82,285,843	52,179,426	607,978,139	341,195,004	440,258,079
338,938	151,562	4,999,599	327,623	315,319
—	—	—	—	—
4	102	—	—	31,535,224
245,830	77,510	826,504	1,609,406	1,084,127
7	85	32	21	19
472	75	11,378	5,452	398
304	169	8,992	22,723	1,358
2,334	27,575	—	201,529	66,740
—	—	—	—	—
82,873,732	52,436,504	613,824,644	343,361,758	473,261,264

—	—	2,343,339	—	—
691,026	589,880	8,324,543	20,255,614	1,975,156
—	81,671	3	—	13,821,978
—	—	—	—	18,504,539
552,445	—	3,457,476	—	—
20,464	13,236	252,125	108,424	146,686
34	—	—	—	—
—	—	—	—	—
1,263,969	684,787	14,377,486	20,364,038	34,448,359
$81,609,763	$51,751,717	$599,447,158	$322,997,720	$438,812,905

$79,195,063	$41,598,825	$538,068,943	$394,008,826	$466,184,038
2,414,700	10,152,892	61,378,215	(71,011,106)	(27,371,133)
$81,609,763	$51,751,717	$599,447,158	$322,997,720	$438,812,905

$ 68.01	$ 103.50	$ 124.88	$ 65.92	$ 52.87
1,200,000	500,000	4,800,000	4,900,000	8,300,000

$65,244,556	$40,589,677	$460,935,674	$318,000,981	$421,327,554
890,483	671,832	8,324,543	20,764,941	3,206,584
$66,135,039	$41,261,509	$469,260,217	$338,765,922	$424,534,138
$ 343,521	$ 153,532	$ 5,023,513	$ 331,738	$ 318,169
$ 1,135,496	$ 787,033	$ 15,449,265	$ 29,007,763	$ 5,462,448
$ 552,445	$ —	$ 3,457,476	$ —	$ —
141

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended September 30, 2021

	SPDR MSCI ACWI Low Carbon Target ETF	SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	SPDR MSCI EAFE StrategicFactors ETF	SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 2,026,854	$ 6,023,864	$ 19,876,610	$ 3,555,321
Dividend income — affiliated issuers	1,350	212	433	194
Dividend income — non-cash transactions	—	—	—	—
Unaffiliated securities lending income	2,236	5,260	14,768	11,223
Affiliated securities lending income	4,832	13,767	39,363	5,695
Foreign taxes withheld	(127,481)	(490,214)	(1,562,905)	(487,090)
TOTAL INVESTMENT INCOME (LOSS)	1,907,791	5,552,889	18,368,269	3,085,343
EXPENSES
Advisory fee	233,321	463,803	1,867,919	464,566
Trustees’ fees and expenses	829	1,877	5,596	1,479
Miscellaneous expenses	1,577	671	1	—
TOTAL EXPENSES	235,727	466,351	1,873,516	466,045
Expenses waived/reimbursed by the Adviser	(38,506)	(76,506)	—	—
NET EXPENSES	197,221	389,845	1,873,516	466,045
NET INVESTMENT INCOME (LOSS)	$ 1,710,570	$ 5,163,044	$ 16,494,753	$ 2,619,298
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	(54,478)	(951,287)	(7,151,901)	(2,128,590)
Investments — affiliated issuers	(34)	(101)	(86)	(15)
In-kind redemptions — unaffiliated issuers	—	—	17,946,719	—
Foreign currency transactions	(914)	(154,110)	5,427	(70,926)
Net realized gain (loss)	(55,426)	(1,105,498)	10,800,159	(2,199,531)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	19,097,416	30,663,297	81,916,650	12,388,547
Investments — affiliated issuers	12,402	—	16	—
Foreign currency translations	(7,717)	(9,000)	(65,939)	(6,602)
Net change in unrealized appreciation/depreciation	19,102,101	30,654,297	81,850,727	12,381,945
NET REALIZED AND UNREALIZED GAIN (LOSS)	19,046,675	29,548,799	92,650,886	10,182,414
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$20,757,245	$ 34,711,843	$109,145,639	$12,801,712
* Includes foreign capital gain taxes	$ —	$ —	$ —	$ (67,369)
** Includes foreign deferred taxes	$ (31,695)	$ —	$ —	$ (643,686)
See accompanying notes to financial statements.
142

SPDR MSCI Emerging Markets StrategicFactors ETF	SPDR MSCI World StrategicFactors ETF	SPDR S&P Emerging Asia Pacific ETF	SPDR S&P Global Dividend ETF	SPDR S&P Global Infrastructure ETF

$ 3,099,614	$ 1,115,331	$14,235,564	$ 12,881,970	$12,651,681
170	420	1,058	188	446
—	—	—	—	1,047,554
5,844	1,011	108,275	45,241	14,740
6,984	1,702	67,495	84,311	31,572
(383,440)	(54,040)	(1,816,511)	(977,568)	(706,707)
2,729,172	1,064,424	12,595,881	12,034,142	13,039,286

340,366	146,639	3,430,536	989,566	1,609,244
1,368	501	7,601	2,165	3,930
—	—	2	—	1
341,734	147,140	3,438,139	991,731	1,613,175
—	—	—	—	—
341,734	147,140	3,438,139	991,731	1,613,175
$ 2,387,438	$ 917,284	$ 9,157,742	$ 11,042,411	$ 11,426,111

14,100,444	(357,681)	(4,048,066)	(17,373,521)	(7,571,826)
93	(712)	244	199	(219)
4,471,666	—	44,308,245	4,495,482	19,372,671
(104,834)	2,419	(216,403)	6,799	63,662
18,467,369	(355,974)	40,044,020	(12,871,041)	11,864,288

9,356,495	10,297,600	31,355,565	48,494,479	52,278,407
57	6,754	—	—	70
(4,365)	(2,411)	(99,369)	(8,840)	2,942
9,352,187	10,301,943	31,256,196	48,485,639	52,281,419
27,819,556	9,945,969	71,300,216	35,614,598	64,145,707
$30,206,994	$10,863,253	$80,457,958	$ 46,657,009	$75,571,818
$ (588,429)	$ —	$ —	$ —	$ —
$ (266,514)	$ —	$ (3,457,476)	$ —	$ —
143

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR MSCI ACWI Low Carbon Target ETF		SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/21	Year Ended 9/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 1,710,570	$ 1,393,913	$ 5,163,044	$ 2,359,428
Net realized gain (loss)	(55,426)	792,588	(1,105,498)	(1,753,081)
Net change in unrealized appreciation/depreciation	19,102,101	456,567	30,654,297	4,165,450
Net increase (decrease) in net assets resulting from operations	20,757,245	2,643,068	34,711,843	4,771,797
Net equalization credits and charges	62,485	(82,444)	372,446	202,120
Distributions to shareholders	(1,561,917)	(1,504,244)	(4,204,041)	(2,113,204)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	23,585,589	10,159,334	87,507,991	35,383,721
Cost of shares redeemed	—	(23,902,352)	—	—
Net income equalization	(62,485)	82,444	(372,446)	(202,120)
Other Capital	3,280	5,223	3,920	1,415
Net increase (decrease) in net assets from beneficial interest transactions	23,526,384	(13,655,351)	87,139,465	35,183,016
Net increase (decrease) in net assets during the period	42,784,197	(12,598,971)	118,019,713	38,043,729
Net assets at beginning of period	70,239,495	82,838,466	122,220,810	84,177,081
NET ASSETS AT END OF PERIOD	$113,023,692	$ 70,239,495	$240,240,523	$122,220,810
SHARES OF BENEFICIAL INTEREST:
Shares sold	200,000	100,000	1,100,000	550,000
Shares redeemed	—	(300,000)	—	—
Net increase (decrease)	200,000	(200,000)	1,100,000	550,000
See accompanying notes to financial statements.
144

SPDR MSCI EAFE StrategicFactors ETF		SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF		SPDR MSCI Emerging Markets StrategicFactors ETF
Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/21	Year Ended 9/30/20

$ 16,494,753	$ 8,269,098	$ 2,619,298	$ 1,626,737	$ 2,387,438	$ 4,462,355
10,800,159	5,041,181	(2,199,531)	(2,135,820)	18,467,369	1,433,144
81,850,727	(17,294,978)	12,381,945	9,558,014	9,352,187	(5,281,443)
109,145,639	(3,984,699)	12,801,712	9,048,931	30,206,994	614,056
—	—	132,261	448,626	—	—
(12,721,219)	(9,027,284)	(1,966,546)	(2,646,382)	(3,192,661)	(5,878,513)

381,766,680	167,506,481	66,431,455	25,392,626	8,176,408	15,807,288
(53,404,749)	(89,191,382)	—	(8,559,275)	(101,900,639)	(131,409,265)
—	—	(132,261)	(448,626)	—	—
22,874	11,173	56,660	38,818	154,288	165,298
328,384,805	78,326,272	66,355,854	16,423,543	(93,569,943)	(115,436,679)
424,809,225	65,314,289	77,323,281	23,274,718	(66,555,610)	(120,701,136)
385,852,382	320,538,093	94,995,217	71,720,499	148,165,373	268,866,509
$810,661,607	$385,852,382	$172,318,498	$94,995,217	$ 81,609,763	$ 148,165,373

5,200,000	2,650,000	850,000	400,000	125,000	275,000
(700,000)	(1,500,000)	—	(150,000)	(1,550,000)	(2,325,000)
4,500,000	1,150,000	850,000	250,000	(1,425,000)	(2,050,000)
145

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR MSCI World StrategicFactors ETF		SPDR S&P Emerging Asia Pacific ETF
	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/21	Year Ended 9/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 917,284	$ 587,497	$ 9,157,742	$ 8,370,423
Net realized gain (loss)	(355,974)	(207,528)	40,044,020	5,562,897
Net change in unrealized appreciation/depreciation	10,301,943	(597,188)	31,256,196	74,027,618
Net increase (decrease) in net assets resulting from operations	10,863,253	(217,219)	80,457,958	87,960,938
Distributions to shareholders	(852,653)	(552,905)	(8,793,546)	(8,869,600)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	—	25,195,709	141,771,150	72,097,299
Cost of shares redeemed	—	(6,860,732)	(154,728,400)	(51,145,494)
Other Capital	—	793	300,832	128,898
Net increase (decrease) in net assets from beneficial interest transactions	—	18,335,770	(12,656,418)	21,080,703
Net increase (decrease) in net assets during the period	10,010,600	17,565,646	59,007,994	100,172,041
Net assets at beginning of period	41,741,117	24,175,471	540,439,164	440,267,123
NET ASSETS AT END OF PERIOD	$51,751,717	$ 41,741,117	$ 599,447,158	$540,439,164
SHARES OF BENEFICIAL INTEREST:
Shares sold	—	300,000	1,100,000	700,000
Shares redeemed	—	(100,000)	(1,200,000)	(500,000)
Net increase (decrease)	—	200,000	(100,000)	200,000
See accompanying notes to financial statements.
146

SPDR S&P Global Dividend ETF		SPDR S&P Global Infrastructure ETF
Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/21	Year Ended 9/30/20

$ 11,042,411	$ 11,879,576	$ 11,426,111	$ 11,374,832
(12,871,041)	(23,173,518)	11,864,288	(1,144,071)
48,485,639	(46,579,321)	52,281,419	(73,742,212)
46,657,009	(57,873,263)	75,571,818	(63,511,451)
(12,296,553)	(12,320,520)	(9,381,722)	(11,618,270)

192,505,421	176,953,193	123,527,103	81,192,434
(116,376,672)	(170,997,266)	(91,954,021)	(64,843,310)
46,967	10,000	4,699	3,039
76,175,716	5,965,927	31,577,781	16,352,163
110,536,172	(64,227,856)	97,767,877	(58,777,558)
212,461,548	276,689,404	341,045,028	399,822,586
$ 322,997,720	$ 212,461,548	$438,812,905	$341,045,028

2,925,000	2,525,000	2,400,000	1,650,000
(2,025,000)	(2,625,000)	(1,800,000)	(1,450,000)
900,000	(100,000)	600,000	200,000
147

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR MSCI ACWI Low Carbon Target ETF
	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)
Net asset value, beginning of period	$ 100.34	$ 92.04	$ 92.20	$ 86.02	$ 74.37
Income (loss) from investment operations:
Net investment income (loss) (b)	2.11	1.84	2.09	1.96	1.82
Net realized and unrealized gain (loss) (c)	25.02	8.49	(0.25)	6.04	11.37
Total from investment operations	27.13	10.33	1.84	8.00	13.19
Net equalization credits and charges (b)	0.08	(0.11)	0.03	0.01	0.17
Other capital	0.00(d)	0.01	0.00(d)	—	—
Distributions to shareholders from:
Net investment income	(1.97)	(1.93)	(2.03)	(1.83)	(1.71)
Net asset value, end of period	$ 125.58	$100.34	$ 92.04	$ 92.20	$ 86.02
Total return (e)	27.23%	11.18%	2.25%	9.36%	18.16%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$113,024	$70,239	$82,838	$165,962	$146,234
Ratios to average net assets:
Total expenses	0.24%	0.30%	0.30%	0.30%	0.30%
Net expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss)	1.75%	1.95%	2.39%	2.17%	2.28%
Portfolio turnover rate (f)	10%	10%	15%	17%	12%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
148

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	For the Period 10/25/16*- 9/30/17(a)
Net asset value, beginning of period	$ 67.90	$ 67.34	$ 69.94	$ 70.74	$ 60.00
Income (loss) from investment operations:
Net investment income (loss) (b)	2.15	1.52	1.95	2.10	1.72
Net realized and unrealized gain (loss) (c)	14.40	0.28	(2.68)	(1.07)	10.56
Total from investment operations	16.55	1.80	(0.73)	1.03	12.28
Net equalization credits and charges (b)	0.16	0.13	0.06	0.04	0.02
Other capital	0.00(d)	0.00(d)	—	—	—
Distributions to shareholders from:
Net investment income	(1.77)	(1.37)	(1.93)	(1.62)	(1.56)
Net realized gains	—	—	—	(0.25)	—
Total distributions	(1.77)	(1.37)	(1.93)	(1.87)	(1.56)
Net asset value, end of period	$ 82.84	$ 67.90	$ 67.34	$ 69.94	$ 70.74
Total return (e)	24.65%	2.83%	(0.79)%	1.48%	20.89%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$240,241	$122,221	$84,177	$76,937	$45,980
Ratios to average net assets:
Total expenses	0.24%	0.30%	0.30%	0.30%	0.30%(f)
Net expenses	0.20%	0.20%	0.20%	0.20%	0.20%(f)
Net investment income (loss)	2.66%	2.30%	2.97%	2.93%	2.83%(f)
Portfolio turnover rate (g)	6%	7%	6%	5%	9%(h)
*	Commencement of operations.
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
149

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI EAFE StrategicFactors ETF
	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)
Net asset value, beginning of period	$ 61.74	$ 62.85	$ 64.08	$ 63.16	$ 55.43
Income (loss) from investment operations:
Net investment income (loss) (b)	1.94	1.43	1.84	1.85	1.90
Net realized and unrealized gain (loss) (c)	13.19	(0.94)	(1.08)	0.64	6.86
Total from investment operations	15.13	0.49	0.76	2.49	8.76
Other capital	0.00(d)	0.00(d)	0.00(d)	0.00(d)	—
Distributions to shareholders from:
Net investment income	(1.46)	(1.60)	(1.99)	(1.57)	(1.03)
Net asset value, end of period	$ 75.41	$ 61.74	$ 62.85	$ 64.08	$ 63.16
Total return (e)	24.57%	0.69%	1.39%	3.95%	15.92%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$810,662	$385,852	$320,538	$265,941	$192,644
Ratios to average net assets:
Total expenses	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income (loss)	2.65%	2.32%	3.02%	2.87%	3.20%
Portfolio turnover rate (f)	13%	14%	12%	6%	9%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
150

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	For the Period 10/25/16*- 9/30/17(a)
Net asset value, beginning of period	$ 65.51	$ 59.77	$ 62.72	$ 65.27	$ 55.00
Income (loss) from investment operations:
Net investment income (loss) (b)	1.32	1.15	2.15(c)	1.42	1.38
Net realized and unrealized gain (loss) (d)	9.09	5.98	(4.16)	(3.17)	9.81
Total from investment operations	10.41	7.13	(2.01)	(1.75)	11.19
Net equalization credits and charges (b)	0.07	0.32	0.27	0.25	0.17
Other capital	0.03	0.03	0.05	0.01	0.03
Distributions to shareholders from:
Net investment income	(1.10)	(1.74)	(1.26)	(0.62)	(1.12)
Net realized gains	—	—	—	(0.44)	—
Total distributions	(1.10)	(1.74)	(1.26)	(1.06)	(1.12)
Net asset value, end of period	$ 74.92	$ 65.51	$ 59.77	$ 62.72	$ 65.27
Total return (e)	16.00%	12.59%	(2.62)%(c)	(2.41)%	21.02%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$172,318	$94,995	$71,720	$31,358	$16,318
Ratios to average net assets:
Total expenses	0.30%	0.30%	0.30%	0.30%	0.30%(f)
Net investment income (loss)	1.69%	1.88%	3.54%(c)	2.10%	2.44%(f)
Portfolio turnover rate (g)	11%	17%	7%	8%	2%(h)
*	Commencement of operations.
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Net investment income per share and ratio of net investment income to average net assets reflect receipt of special dividend from portfolio holding. The resulting increase to net investment income amounted to $0.68 per share and 1.13% of average net assets. If the special dividends were not received during the year ended September 30, 2019, the total return would have been (3.73%).
(d)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
151

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI Emerging Markets StrategicFactors ETF
	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)
Net asset value, beginning of period	$ 56.44	$ 57.51	$ 59.60	$ 60.69	$ 53.58
Income (loss) from investment operations:
Net investment income (loss) (b)	1.39	1.39	1.63	1.53	1.40
Net realized and unrealized gain (loss) (c)	11.58	(0.70)	(2.02)	(1.35)	6.69
Total from investment operations	12.97	0.69	(0.39)	0.18	8.09
Other capital	0.09	0.05	0.01	0.04	0.01
Distributions to shareholders from:
Net investment income	(1.49)	(1.81)	(1.71)	(1.31)	(0.99)
Net asset value, end of period	$ 68.01	$ 56.44	$ 57.51	$ 59.60	$ 60.69
Total return (d)	23.25%	1.18%	(0.52)%	0.23%	15.39%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$81,610	$148,165	$268,867	$266,725	$213,945
Ratios to average net assets:
Total expenses	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income (loss)	2.10%	2.50%	2.84%	2.44%	2.50%
Portfolio turnover rate (e)	26%	23%	23%	30%	17%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
152

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI World StrategicFactors ETF
	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)
Net asset value, beginning of period	$ 83.48	$ 80.58	$ 78.67	$ 72.02	$ 63.75
Income (loss) from investment operations:
Net investment income (loss) (b)	1.83	1.67	1.61	1.61	1.58
Net realized and unrealized gain (loss) (c)	19.90	3.07	2.10	6.89	8.20
Total from investment operations	21.73	4.74	3.71	8.50	9.78
Other capital	—	0.00(d)	0.00(d)	—	—
Distributions to shareholders from:
Net investment income	(1.71)	(1.84)	(1.80)	(1.48)	(1.51)
Net realized gains	—	—	—	(0.37)	—
Total distributions	(1.71)	(1.84)	(1.80)	(1.85)	(1.51)
Net asset value, end of period	$103.50	$ 83.48	$ 80.58	$ 78.67	$ 72.02
Total return (e)	26.15%	5.87%	4.99%	11.93%	15.53%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$51,752	$41,741	$24,175	$31,468	$21,606
Ratios to average net assets:
Total expenses	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income (loss)	1.88%	2.05%	2.13%	2.13%	2.32%
Portfolio turnover rate (f)	25%	18%	14%	18%	12%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
153

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Emerging Asia Pacific ETF
	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)
Net asset value, beginning of period	$ 110.29	$ 93.67	$ 97.31	$ 98.49	$ 81.92
Income (loss) from investment operations:
Net investment income (loss) (b)	1.69	1.66	1.89	1.93	1.71
Net realized and unrealized gain (loss) (c)	14.53	16.72	(3.50)	(1.22)	16.67
Total from investment operations	16.22	18.38	(1.61)	0.71	18.38
Other capital	0.06	0.03	0.02	0.01	0.00(d)
Distributions to shareholders from:
Net investment income	(1.69)	(1.79)	(2.05)	(1.90)	(1.81)
Net asset value, end of period	$ 124.88	$ 110.29	$ 93.67	$ 97.31	$ 98.49
Total return (e)	14.73%	19.82%	(1.56)%	0.63%	23.02%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$599,447	$540,439	$440,267	$437,903	$413,653
Ratios to average net assets:
Total expenses	0.49%	0.49%	0.49%	0.49%	0.49%
Net investment income (loss)	1.31%	1.67%	2.01%	1.86%	1.98%
Portfolio turnover rate (f)	17%	8%	14%	5%	4%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
154

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Global Dividend ETF
	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)
Net asset value, beginning of period	$ 53.12	$ 67.49	$ 68.01	$ 67.64	$ 63.21
Income (loss) from investment operations:
Net investment income (loss) (b)	2.90	2.72	2.85	2.84	2.44
Net realized and unrealized gain (loss) (c)	13.07	(14.24)	(0.34)	(0.04)	4.19
Total from investment operations	15.97	(11.52)	2.51	2.80	6.63
Net equalization credits and charges (b)	—	—	0.04	0.06	0.10
Other capital	0.01	0.00(d)	0.00(d)	0.00(d)	—
Distributions to shareholders from:
Net investment income	(3.18)	(2.85)	(3.07)	(2.49)	(2.30)
Net asset value, end of period	$ 65.92	$ 53.12	$ 67.49	$ 68.01	$ 67.64
Total return (e)	30.37%	(17.21)%	3.98%	4.23%	10.83%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$322,998	$212,462	$276,689	$207,417	$165,725
Ratios to average net assets:
Total expenses	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss)	4.46%	4.54%	4.31%	4.12%	3.76%
Portfolio turnover rate (f)	49%	82%	53%	39%	47%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
155

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Global Infrastructure ETF
	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)
Net asset value, beginning of period	$ 44.29	$ 53.31	$ 48.50	$ 51.82	$ 47.69
Income (loss) from investment operations:
Net investment income (loss) (b)	1.46	1.48	1.86	1.81	1.73
Net realized and unrealized gain (loss) (c)	8.36	(8.96)	4.63	(3.55)	4.03
Total from investment operations	9.82	(7.48)	6.49	(1.74)	5.76
Other capital	0.00(d)	0.00(d)	0.00(d)	0.00(d)	—
Distributions to shareholders from:
Net investment income	(1.24)	(1.54)	(1.68)	(1.58)	(1.63)
Net asset value, end of period	$ 52.87	$ 44.29	$ 53.31	$ 48.50	$ 51.82
Total return (e)	22.28%	(14.46)%	13.76%	(3.43)%	12.35%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$438,813	$341,045	$399,823	$252,209	$181,377
Ratios to average net assets:
Total expenses	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss)	2.84%	3.07%	3.69%	3.61%	3.54%
Portfolio turnover rate (f)	14%	15%	14%	21%	22%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
156

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2021

1.    Organization
SPDR Index Shares Funds (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of September 30, 2021, the Trust consists of twenty-four (24) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR MSCI ACWI Low Carbon Target ETF
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
SPDR MSCI EAFE StrategicFactors ETF
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
SPDR MSCI Emerging Markets StrategicFactors ETF
SPDR MSCI World StrategicFactors ETF
SPDR S&P Emerging Asia Pacific ETF
SPDR S&P Global Dividend ETF
SPDR S&P Global Infrastructure ETF
Each Fund is classified as a diversified investment company under the 1940 Act, with the exceptions of SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF and SPDR S&P Emerging Asia Pacific ETF which are each a non-diversified investment company.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
157

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2021

•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of September 30, 2021, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value.
Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
158

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2021

Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of September 30, 2021, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
Certain Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
The following Funds utilized equalization during the year ended September 30, 2021:
SPDR MSCI ACWI Low Carbon Target ETF
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
Distributions
The following Fund declares and distributes from net investment income, if any, to its shareholders quarterly:
SPDR S&P Global Dividend ETF
The following Funds declare and distribute from net investment income, if any, to their shareholders semi-annually:
SPDR MSCI ACWI Low Carbon Target ETF
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
SPDR MSCI EAFE StrategicFactors ETF
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
SPDR MSCI Emerging Markets StrategicFactors ETF
SPDR MSCI World StrategicFactors ETF
SPDR S&P Emerging Asia Pacific ETF
SPDR S&P Global Infrastructure ETF
Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
159

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2021

3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR MSCI ACWI Low Carbon Target ETF	0.20% (1)
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	0.20 (1)
SPDR MSCI EAFE StrategicFactors ETF	0.30
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	0.30
SPDR MSCI Emerging Markets StrategicFactors ETF	0.30
SPDR MSCI World StrategicFactors ETF	0.30
SPDR S&P Emerging Asia Pacific ETF	0.49
SPDR S&P Global Dividend ETF	0.40
SPDR S&P Global Infrastructure ETF	0.40
(1)	Effective March 24, 2021, the management fee of the Fund was reduced from 0.30% to 0.20% of the Fund’s average daily net assets.
Prior to March 24, 2021, the Adviser had contractually agreed to waive a portion of its management fee and/or reimburse certain expenses so that the net annual Fund operating expenses, before application of any fees and expenses not paid by the Adviser pursuant to the Investment Advisory Agreement, if any, of the SPDR MSCI ACWI Low Carbon Target ETF and SPDR MSCI EAFE Fossil Fuel Reserves Free ETF were limited to 0.20%, respectively, of the applicable Fund’s average daily net assets.
Each contractual fee waiver and/or expense reimbursement did not and does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. Effective March 24, 2021, the contractual fee waivers were terminated with the approval of the Board. For the year ended September 30, 2021, the Adviser waived $38,506 and $76,506 of fees in the SPDR MSCI ACWI Low Carbon Target ETF and SPDR MSCI EAFE Fossil Fuel Reserves Free ETF, respectively.
From time to time, the Adviser may waive all or a portion of its management fee. The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until January 31, 2022. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to January 31, 2022 except with the approval of the Funds’ Board of Trustees. The Adviser pays all expenses of each Fund other than the management fee, brokerage expenses, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee’s counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank & Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to a Master Amended and Restated Securities Lending Authorization Agreement dated January 6, 2017, as amended.
160

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2021

Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated money market fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended September 30, 2021 are disclosed in the Schedules of Investments.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the year ended September 30, 2021, were as follows:
	Purchases	Sales
SPDR MSCI ACWI Low Carbon Target ETF	$ 12,599,047	$ 9,887,283
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	17,042,338	11,112,626
SPDR MSCI EAFE StrategicFactors ETF	109,068,487	81,804,801
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	66,093,632	17,123,809
SPDR MSCI Emerging Markets StrategicFactors ETF	28,966,277	83,966,602
SPDR MSCI World StrategicFactors ETF	12,099,410	12,021,981
SPDR S&P Emerging Asia Pacific ETF	143,631,606	112,802,804
SPDR S&P Global Dividend ETF	149,172,417	119,724,616
SPDR S&P Global Infrastructure ETF	73,267,564	55,634,367
For the year ended September 30, 2021, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR MSCI ACWI Low Carbon Target ETF	$ 20,800,479	$ —	$ —
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	81,931,076	—	—
SPDR MSCI EAFE StrategicFactors ETF	352,737,685	51,557,621	17,946,719
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	17,560,495	—	—
SPDR MSCI Emerging Markets StrategicFactors ETF	1,100,683	40,677,579	4,471,666
SPDR MSCI World StrategicFactors ETF	—	—	—
SPDR S&P Emerging Asia Pacific ETF	46,392,366	89,763,112	44,308,245
161

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NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2021

	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR S&P Global Dividend ETF	$158,568,716	$113,704,251	$ 4,495,482
SPDR S&P Global Infrastructure ETF	114,796,142	91,127,709	19,372,671
6.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
7.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Funds' tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, nontaxable dividend adjustments to income, foreign currency gains and losses. foreign capital gains taxes, in-kind transactions, futures contracts, corporate actions, passive foreign investment companies, distributions in excess of current earnings, wash sale loss deferrals and partnership basis adjustments.
The tax character of distributions paid during the year ended September 30, 2021, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR MSCI ACWI Low Carbon Target ETF	$ 1,561,917	$—	$ 1,561,917
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	4,204,041	—	4,204,041
SPDR MSCI EAFE StrategicFactors ETF	12,721,219	—	12,721,219
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	1,966,546	—	1,966,546
SPDR MSCI Emerging Markets StrategicFactors ETF	3,192,661	—	3,192,661
SPDR MSCI World StrategicFactors ETF	852,653	—	852,653
SPDR S&P Emerging Asia Pacific ETF	8,793,546	—	8,793,546
SPDR S&P Global Dividend ETF	12,296,553	—	12,296,553
SPDR S&P Global Infrastructure ETF	9,381,722	—	9,381,722
162

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NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2021

The tax character of distributions paid during the periods ended September 30, 2020, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR MSCI ACWI Low Carbon Target ETF	$ 1,504,244	$ —	$ 1,504,244
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	2,113,204	—	2,113,204
SPDR MSCI EAFE StrategicFactors ETF	9,027,284	—	9,027,284
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	2,646,382	—	2,646,382
SPDR MSCI Emerging Markets StrategicFactors ETF	5,878,513	—	5,878,513
SPDR MSCI World StrategicFactors ETF	552,905	—	552,905
SPDR S&P Emerging Asia Pacific ETF	8,869,600	—	8,869,600
SPDR S&P Global Dividend ETF	12,320,520	—	12,320,520
SPDR S&P Global Infrastructure ETF	11,618,271	—	11,618,271
At September 30, 2021, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
SPDR MSCI ACWI Low Carbon Target ETF	$ 667,010	$ (3,480,114)	$—	$ 26,415,972	$ 23,602,868
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	2,522,406	(3,453,137)	—	33,763,679	32,832,948
SPDR MSCI EAFE StrategicFactors ETF	7,618,108	(23,932,116)	—	68,944,546	52,630,538
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	775,411	(5,757,155)	—	19,501,498	14,519,754
SPDR MSCI Emerging Markets StrategicFactors ETF	576,824	(13,499,830)	—	15,337,706	2,414,700
SPDR MSCI World StrategicFactors ETF	340,523	(950,800)	—	10,763,169	10,152,892
SPDR S&P Emerging Asia Pacific ETF	6,373,549	(77,110,619)	—	132,115,285	61,378,215
SPDR S&P Global Dividend ETF	1,193,898	(73,314,311)	—	1,109,307	(71,011,106)
SPDR S&P Global Infrastructure ETF	3,022,550	(46,130,736)	—	15,737,053	(27,371,133)
As of September 30, 2021, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR MSCI ACWI Low Carbon Target ETF	$ 236,112	$ 3,244,002
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	850,360	2,602,777
SPDR MSCI EAFE StrategicFactors ETF	5,194,785	18,737,331
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	2,208,923	3,548,232
SPDR MSCI Emerging Markets StrategicFactors ETF	6,928,793	6,571,037
SPDR MSCI World StrategicFactors ETF	—	950,800
SPDR S&P Emerging Asia Pacific ETF	12,725,265	64,385,354
SPDR S&P Global Dividend ETF	46,943,065	26,371,246
SPDR S&P Global Infrastructure ETF	6,904,082	39,226,654
As of September 30, 2021, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR MSCI ACWI Low Carbon Target ETF	$ 87,498,469	$ 30,710,227	$ 4,256,828	$ 26,453,399
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	208,137,952	41,077,698	7,314,588	33,763,110
SPDR MSCI EAFE StrategicFactors ETF	740,820,620	97,367,849	28,399,337	68,968,512
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	153,780,312	32,390,589	12,236,919	20,153,670
SPDR MSCI Emerging Markets StrategicFactors ETF	66,390,593	25,083,914	9,188,664	15,895,250
163

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NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2021

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR MSCI World StrategicFactors ETF	$ 41,414,600	$ 11,594,065	$ 829,239	$ 10,764,826
SPDR S&P Emerging Asia Pacific ETF	472,306,124	213,997,516	78,325,501	135,672,015
SPDR S&P Global Dividend ETF	340,083,709	15,807,640	14,696,345	1,111,295
SPDR S&P Global Infrastructure ETF	424,517,613	30,022,762	14,282,296	15,740,466
8.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of September 30, 2021, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of September 30, 2021:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received *	Total Collateral Received
SPDR MSCI ACWI Low Carbon Target ETF	$ 2,045,247	$ 1,494,278	$ 652,685	$ 2,146,963
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	4,982,493	2,741,208	2,505,772	5,246,980
SPDR MSCI EAFE StrategicFactors ETF	10,912,801	5,132,905	6,484,189	11,617,094
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	3,359,021	1,472,763	2,045,777	3,518,540
SPDR MSCI Emerging Markets StrategicFactors ETF	1,135,496	691,026	512,297	1,203,323
SPDR MSCI World StrategicFactors ETF	787,033	589,880	238,821	828,701
SPDR S&P Emerging Asia Pacific ETF	15,449,265	8,324,543	8,427,547	16,752,090
SPDR S&P Global Dividend ETF	29,007,763	20,255,614	10,296,425	30,552,039
SPDR S&P Global Infrastructure ETF	5,462,448	1,975,156	3,912,780	5,887,936
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.

164

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NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2021

		Remaining Contractual Maturity of the Agreements as of September 30, 2021
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR MSCI ACWI Low Carbon Target ETF	Common Stocks	$ 1,494,278	$—	$—	$—	$ 1,494,278	$ 1,494,278
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	Common Stocks	2,741,208	—	—	—	2,741,208	2,741,208
SPDR MSCI EAFE StrategicFactors ETF	Common Stocks	5,129,749	—	—	—	5,129,749	5,129,749
SPDR MSCI EAFE StrategicFactors ETF	Rights	3,156	—	—	—	3,156	3,156
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	Common Stocks	1,472,763	—	—	—	1,472,763	1,472,763
SPDR MSCI Emerging Markets StrategicFactors ETF	Common Stocks	691,026	—	—	—	691,026	691,026
SPDR MSCI World StrategicFactors ETF	Common Stocks	589,880	—	—	—	589,880	589,880
SPDR S&P Emerging Asia Pacific ETF	Common Stocks	8,324,543	—	—	—	8,324,543	8,324,543
SPDR S&P Global Dividend ETF	Common Stocks	20,255,614	—	—	—	20,255,614	20,255,614
SPDR S&P Global Infrastructure ETF	Common Stocks	1,975,156	—	—	—	1,975,156	1,975,156
9.    Line of Credit
Certain Funds and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2022 unless extended or renewed.
The following Funds participate in the credit facility as of September 30, 2021:
SPDR MSCI ACWI Low Carbon Target ETF
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
SPDR MSCI Emerging Markets StrategicFactors ETF
SPDR S&P Emerging Asia Pacific ETF
The Funds had no outstanding loans as of September 30, 2021.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. Interest is calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate. Prior to October 8, 2020, interest was calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
10.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds' invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
165

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2021

Credit Risk
Each Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.
Market Risk
Each Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
166

SPDR INDEX SHARES FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of SPDR MSCI ACWI Low Carbon Target ETF, SPDR MSCI EAFE Fossil Fuel Reserves Free ETF, SPDR MSCI EAFE StrategicFactors ETF, SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF, SPDR MSCI Emerging Markets StrategicFactors ETF, SPDR MSCI World StrategicFactors ETF, SPDR S&P Emerging Asia Pacific ETF, SPDR S&P Global Dividend ETF and SPDR S&P Global Infrastructure ETF and the Board of Trustees of SPDR Index Shares Funds.
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of SPDR MSCI ACWI Low Carbon Target ETF, SPDR MSCI EAFE Fossil Fuel Reserves Free ETF, SPDR MSCI EAFE StrategicFactors ETF, SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF, SPDR MSCI Emerging Markets StrategicFactors ETF, SPDR MSCI World StrategicFactors ETF, SPDR S&P Emerging Asia Pacific ETF, SPDR S&P Global Dividend ETF and SPDR S&P Global Infrastructure ETF (collectively referred to as the “Funds”) (nine of the funds constituting SPDR Index Shares Funds (the “Trust”)), including the schedules of investments, as of September 30, 2021, and the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (nine of the funds constituting SPDR Index Shares Funds) at September 30, 2021, the results of their operations for the year then ended and the changes in their net assets and their financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.
The financial highlights for the periods ended prior to October 1, 2019 were audited by another independent registered public accounting firm whose report, dated November 26, 2019, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2021, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
November 24, 2021
167

SPDR INDEX SHARES FUNDS
OTHER INFORMATION
September 30, 2021 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from April 1, 2021 to September 30, 2021.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR MSCI ACWI Low Carbon Target ETF	0.20%	$1,061.80	$1.03	$1,024.10	$1.01
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	0.20	1,048.70	1.03	1,024.10	1.01
SPDR MSCI EAFE StrategicFactors ETF	0.30	1,061.60	1.55	1,023.60	1.52
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	0.30	954.40	1.47	1,023.60	1.52
SPDR MSCI Emerging Markets StrategicFactors ETF	0.30	1,008.90	1.51	1,023.60	1.52
SPDR MSCI World StrategicFactors ETF	0.30	1,072.80	1.56	1,023.60	1.52
SPDR S&P Emerging Asia Pacific ETF	0.49	959.20	2.41	1,022.60	2.48
SPDR S&P Global Dividend ETF	0.40	1,021.80	2.03	1,023.10	2.03
SPDR S&P Global Infrastructure ETF	0.40	1,035.20	2.04	1,023.10	2.03
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 183, then divided by 365.
168

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OTHER INFORMATION  (continued)
September 30, 2021 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended September 30, 2021.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended September 30, 2021 are considered qualified dividend income and are eligible for reduced tax rates. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Qualified Business Income Deduction
Each Fund reports the maximum amount allowable of qualified REIT dividends eligible for the qualified business income deduction under Section 199A.
Qualified Interest Income
Each Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Foreign Tax Credit
The Trust has made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by a Fund to its shareholders. For the year ended September 30, 2021, the total amount of foreign taxes that will be passed through are:
Amount
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	$ 329,470
SPDR MSCI EAFE StrategicFactors ETF	1,043,236
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	532,260
SPDR MSCI Emerging Markets StrategicFactors ETF	954,752
SPDR S&P Emerging Asia Pacific ETF	1,838,045
SPDR S&P Global Dividend ETF	520,255
SPDR S&P Global Infrastructure ETF	499,674
The amount of foreign source income earned on the following Funds during the year ended September 30, 2021 was as follows:
Amount
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	$ 5,858,492
SPDR MSCI EAFE StrategicFactors ETF	19,882,586
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	3,550,792
SPDR MSCI Emerging Markets StrategicFactors ETF	3,092,848
SPDR S&P Emerging Asia Pacific ETF	14,137,811
SPDR S&P Global Dividend ETF	10,012,097
SPDR S&P Global Infrastructure ETF	7,811,973
169

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2021 (Unaudited)

Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at https://www.ssga.com/spdrs.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds’ website at https://www.ssga.com/spdrs.
Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the Fund's website at https://www.ssga.com/spdrs and on the SEC's website at www.sec.gov. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
170

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2021 (Unaudited)

Approval of Advisory Agreement
At a meeting held prior to September 30, 2021, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the series of the Trust (collectively, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreement, the Board requested, and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, (ii) investment performance of the SPDR ETFs, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the SPDR ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and the materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds and the experience and expertise of the Adviser in managing exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and ensuring each SPDR ETF’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board further considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing equity exchange-traded funds with index-based investment objectives.
Investment Performance
The Board then reviewed the SPDR ETFs’ performance, noting that the distinctive indexed investment objective of each of the SPDR ETFs made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. Instead, the Board focused on the extent to which each SPDR ETF achieved its objective as a passively-managed index fund. The Board reviewed information regarding the SPDR ETFs’ index tracking.
Profits Realized by the Adviser
The Board considered the profitability of the advisory arrangement with the SPDR ETFs to the Adviser and its affiliates, including data on the SPDR ETFs’ historical profitability to these entities. The Board, including the Independent Trustees with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations.
Fees Charged to Comparable Funds
The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar equity indexes. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data. In certain instances as considered appropriate by the Board, the Board explored with management the reasons for the differences between a SPDR ETF’s fee and fees paid by similar funds.
171

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2021 (Unaudited)

Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the advisory fee rate for each SPDR ETF did not provide for breakpoints as assets of the SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the continuation of the Agreement for each SPDR ETF In approving the continuance of the Advisory Agreement, the Board, including the Independent Trustees voting separately, found that the terms of the Advisory Agreement is fair and reasonable and that the continuance of the Advisory Agreement is in the best interests of the applicable SPDR ETF and its shareholders. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each SPDR ETF had been satisfactory; (c) the Adviser’s unitary fee for each SPDR ETF, considered in relation to the services provided and in relation to the fees charged to comparable funds, was reasonable; (d) the profitability of the Trust’s relationships with the Adviser and its affiliates was not excessive in view of the nature, extent and quality of the services provided; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the SPDR ETFs by way of the relatively low fee structure of the Trust.
172

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2021 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
DWIGHT D. CHURCHILL c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1953	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014 - January 2015).	118	Affiliated Managers Group, Inc. (Chairman, Director and Audit Committee Chair).
CARL G. VERBONCOEUR c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1952	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009.	118	The Motley Fool Funds Trust (Trustee).
CLARE S. RICHER c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired, Chief Financial Officer, Putnam Investments LLC (December 2008 – May 2017).	118	Principal Financial Group
(Director); Bain
Capital Specialty
Finance
(Director); Putnam
Acquisition Financing Inc. (Director);
Putnam Acquisition
Financing LLC
(Director); Putnam GP
Inc.
(Director);
Putnam Investor
Services, Inc.
(Director);
Putnam Investments
Limited
(Director);University of Notre Dame
					(Trustee).
SANDRA G. SPONEM c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired, Chief Financial Officer, M.A. Mortenson Companies, Inc. (February 2007 – April 2017).	118	Rydex Series Funds,
Rydex Dynamic Funds,
Rydex Variable Trust,
Guggenheim Funds Trust.
Guggenheim Variable Funds Trust.
					Guggenheim Strategy Funds Trust, Transparent Value Trust, Fiduciary/ Claymore Energy Infrastructure Fund, Guggenheim Taxable Municipal Managed Duration Trust, Guggenheim Strategic Opportunities Fund, Guggenheim Enhanced Equity Income Fund, Guggenheim Credit Allocation Fund, Guggenheim Energy & Income Fund (Trustee and Audit Committee Chair).
173

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Interested Trustee
JAMES E. ROSS* c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since April 2010	Non-Executive Chairman, Fusion Acquisition Corp. (June 2020 - present); Retired Chairman and Director, SSGA Funds Management, Inc. (2005 - March 2020); Retired Executive Vice President, State Street Global Advisors (2012 - March 2020); Retired Chief Executive Officer and Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - March 2020); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 - 2012); Principal, State Street Global Advisors (2000 - 2005).	129	SSGA SPDR ETFs Europe
I plc (Director) (November
2016 - March 2020);
SSGA SPDR ETFs Europe
II plc (Director)
(November 2016 - March 2020);
State Street Navigator Securities
Lending Trust (July 2016 -
March 2020); SSGA Funds
(January 2014 - March 2020);
State Street Institutional Investment Trust
(February 2007 - March 2020);
State Street Master Funds (February
2007 - March 2020); Elfun
Funds (July 2016 - December 2018).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
* Mr. Ross is an Interested Trustee because of his former position with the Adviser and ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.
174

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	President	Term: Unlimited Served: since October 2012	Chairman, SSGA Funds Management, Inc. (March 2020 - present)*; President and Director, SSGA Funds Management, Inc. (2001 - present)*, Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012 (with respect toVice President); Unlimited Served: since February 2016 (with respect to Deputy Treasurer)	Chief Operating Officer, SSGA Funds Management, Inc. (2005 - Present)*; Managing Director, State Street Global Advisors (April 2005 - present).*
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Unlimited Served: since February 2005	Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: since August 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1971	Assistant Treasurer	Term: Unlimited Served: since November 2020	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1973	Chief Compliance Officer; Anti- Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present)*.
SEAN O’MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Chief Legal Officer	Term: Unlimited Served: since August 2019	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 - present).
175

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1974	Assistant Secretary	Term: Unlimited Served: since November 2020	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President at Eaton Vance Corp (October 2010 - October 2019).
TIMOTHY COLLINS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	Assistant Secretary	Term: Unlimited Served: since August 2021	Vice President and Senior Counsel, State Street Global Advisors (August 2021 - present); Vice President and Managing Counsel, State Street Corporation (March 2020 - August 2021); Vice President and Senior Counsel (April 2018 - March 2020); Counsel, Sutton Place Investments (January 2010 - March 2018).
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1985	Secretary	Term: Unlimited Served: since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Trust's Statement of Additional Information (SAI) includes additional information about the Funds' directors and is available, without charge, upon request and by calling 1-866-787-2257.
176

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SPDR® Index Shares Funds
SPDR Index Shares Funds
Trustees
Dwight D. Churchill
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

SPDR® Index Shares Funds
For more complete information, please call 1.866.787.2257 or visit https://www.ssga.com/spdrs today.
The Funds are not sponsored, endorsed, sold, or promoted by Stoxx, S&P Dow Jones Indices LLC or MSCI Inc. Neither do these companies make any representation regarding the advisability of investing in the Funds. Shares of the Funds are not insured by the FDIC or by another governmental agency; they are not obligations of the FDIC nor are they deposits or obligations of or guaranteed by State Street Bank and Trust Company. Fund shares are subject to investment risks, including possible loss of the principal invested.
Standard & Poor’s®, S&P® and SPDR® are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund's investment objective, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1-866-787-2257 or visit https://www.ssga.com/spdrs. Read it carefully.
Not FDIC Insured • No Bank Guarantee • May Lose Value

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.
State Street Global Advisors
© 2021 State Street Corporation - All Rights Reserved
SPDRIDEXAR

Annual Report
September 30, 2021
SPDR® Index Shares Funds
SPDR EURO STOXX 50 ETF
SPDR MSCI ACWI ex-US ETF
SPDR S&P Emerging Markets Dividend ETF
SPDR S&P Emerging Markets Small Cap ETF
SPDR S&P International Dividend ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

Notes to Performance Summaries (Unaudited)
The performance chart of a Fund’s total return at net asset value (“NAV”), the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. A Fund’s per share NAV is the value of one share of a Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in a Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.
An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.
The EURO STOXX 50® Index is designed to represent the performance of some of the largest companies across components of the 20 EURO STOXX Supersector Indexes. The EURO STOXX Supersector Indexes are subsets of the EURO STOXX Index. The EURO STOXX Index is a broad yet liquid subset of the STOXX Europe 600 Index. The Index captures approximately 60% of the free-float market capitalization of the EURO STOXX Total Market Index, which in turn covers approximately 95% of the free float market capitalization of the represented countries.
The MSCI ACWI ex USA Index is a float-adjusted market capitalization index that is designed to measure the combined equity market performance of large- and mid-cap securities in developed and emerging market countries excluding the United States.
The S&P Emerging Markets Dividend Opportunities Index is comprised of 100 of the highest yielding emerging markets stocks that meet certain investability requirements. The Index includes publicly traded companies with float-adjusted market cap of at least $300 million and three-month average daily value traded above the liquidity threshold of U.S. $1 million as of the rebalancing reference date. Stocks must have stable or increasing three-year dividend growth and stocks must be profitable, as measured by positive earnings per share before extraordinary items, over the latest 12-month period as of the rebalancing reference date. The Index is weighted based on trailing twelve-month dividend yield.
The S&P ® Emerging Markets Under USD2 Billion Index is a float adjusted market capitalization weighted index designed to represent the small capitalization segment of emerging countries included in the S&P Global BMI (Broad Market Index). A country will be eligible for inclusion in the S&P Global BMI if it is classified as either a developed or emerging market by the S&P Global Equity Index Committee. All publicly listed companies with float-adjusted market capitalizations of at least $100 million and sufficient liquidity based on 12-month median value traded ratio and 6-month median daily value traded are included for each country.
The S&P International Dividend Opportunities® Index is designed to measure the performance of the 100 highest dividend-yielding common stocks. The selection universe for the Index is the S&P Global ex-U.S. BMI (Broad Market Index) excluding China A shares.
See accompanying notes to financial statements.
1

SPDR EURO STOXX 50 ETF
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR EURO STOXX 50 ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the EURO STOXX 50 Index. The Fund’s benchmark is the EURO STOXX 50 Index (the “Index”).
For the 12-month period ended September 30, 2021 (the “Reporting Period”), the total return for the Fund was 27.32%, and the Index was 27.58%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Expenses and the impact of cash contributed to the difference between the Fund’s performance and that of the Index. Management fees, cash drag, and cumulative effects of security mis-weights contributed to the difference between the Fund’s performance and that of the Index and were primary drivers of Fund performance during the Reporting Period.
The fourth quarter of 2020 witnessed a strong recovery early in the period in key economies such as the United States and Europe, but economic momentum slowed toward the end of the year amid rising infection rates. Economic recovery gathered pace in the first quarter of 2021 on the back of widespread vaccination, renewed fiscal stimulus and continued monetary policy support. Although manufacturing continued to expand strongly across regions, services growth improved only in the United States and the United Kingdom and lagged in rest of Europe. During the second quarter of 2021, global growth recovery broadened, aided by accelerated vaccine rollout in the United States and Europe and the momentum shifting away from China. Incoming data in the second half of the quarter pointed to continued robust global recovery cycle despite persistent headwinds, including supply chain disruptions, new variants of coronavirus and potential central bank tightening on inflationary concerns. In Europe, as 70% of the population was vaccinated, hospitalization rate remained lower than the previous waves. However, the rapid rise in cases due to the spread of the Delta variant had a negative effect on consumer confidence during the third quarter of 2021 which can also be verified by the worst performance of consumer discretionary sector within the region. The economic reopening progressed slowly as Europe lagged the U.S. and the UK in its road to normalization. The strong economic data for manufacturing and services signaled at the peak rate of growth being achieved for the region. European Central Bank (ECB) conducted a strategic review resulting in an adjusted inflation target of 2%, which will incorporate housing costs as well. Another outcome of the meeting was a forward-looking guidance with the assumption of lower interest rates for the foreseeable future which was in contrast to the estimates set out by the Fed and the BoE. The ECB also announced a reduction in its asset purchase pace but did not indicate at the timeline to taper it down to zero.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were ASML Holding NV, LVMH Moet Hennessy Louis Vuitton SE and TotalEnergies SE. The top negative contributors to the Fund’s performance during the Reporting Period were Bayer AG, SAP and Iberdrola SA.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
2

SPDR EURO STOXX 50 ETF
Performance Summary (Unaudited)
Performance as of September 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Euro Stoxx 50 Index	Net Asset Value	Market Value	Euro Stoxx 50 Index
ONE YEAR	27.32%	27.01%	27.58%	27.32%	27.01%	27.58%
FIVE YEARS	56.99%	56.13%	56.55%	9.44%	9.32%	9.38%
TEN YEARS	114.03%	116.31%	109.77%	7.91%	8.02%	7.69%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR EURO STOXX 50 ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.29%. Please see the financial highlights for the total expense ratio for the fiscal period ended September 30, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
3

SPDR EURO STOXX 50 ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2021

Description	% of Net Assets
ASML Holding NV	8.8%
LVMH Moet Hennessy Louis Vuitton SE	5.4
Linde PLC	4.3
SAP SE	4.2
TotalEnergies SE	3.6
Siemens AG	3.5
Sanofi	3.1
L'Oreal SA	2.9
Schneider Electric SE	2.7
Allianz SE	2.7
TOTAL	41.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
4

SPDR MSCI ACWI EX-US ETF
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR MSCI ACWI ex-US ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon broad based world(ex-US) equity markets. The Fund’s benchmark is the MSCI ACWI ex USA Index (the “Index”).
For the 12-month period ended September 30, 2021 (the “Reporting Period”), the total return for the Fund was 23.98%, and the Index was 23.91%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses, cash drag, lending, compounding and slight variations between the Fund’s holdings and the Index constituents contributed to the difference between the Fund’s performance and that of the Index.
The fund started off the Reporting Period with strong positive returns of 16.97% the first quarter. New infection rates rose significantly in Europe and the U.S., topping the previous highs as a new strain of the virus emerged. Limited intensive care unit facilities and outbreaks in nursing homes forced many countries to implement new stringent lockdown measures to slow down the spread of the virus. Despite the pandemic taking a turn for the worse over the quarter and equities performing poorly in October, the U.S. election results and positive news on COVID-19 vaccines helped markets to recover. Approvals to use vaccines manufactured by Pfizer-BioNTech, Moderna and Oxford-AstraZeneca led to the largest momentum changes in the history of equity markets. In Europe and the UK, services were under pressure from the new restrictions imposed by governments. The EU also agreed to tougher climate goals for 2030, thereby increasing the reduction targets of carbon emissions. This may lead to higher investments in renewable energy and more regulation. South Korea, another beneficiary of increased technology demand, also showed accelerating momentum in its exports.
The first quarter of 2021 started off by overcoming concerns regarding potential virus-driven restrictions as a successful roll out of vaccinations and the promise of a fiscal and monetary stimuli lifted investor sentiments. However, the subsequent slow pace of vaccine distribution and concerns around a longer-than-anticipated timeline for economic recovery led to global markets stumbling for a short period. The sell-offs were short lived as stocks regained some upside momentum on news of strong manufacturing data, firmer oil prices and hopes for additional fiscal stimuli. In the UK, Prime Minister Boris Johnson announced a target to vaccinate the country’s adult population by July. The UK service sector witnessed a notable improvement as businesses experienced improving consumer confidence and there were signs of pent-up demand. Economic data was strong over the second quarter of 2021 as mobility restrictions were lifted by most countries and economic activity picked up during the period. Vaccine rollouts in the U.S., UK and Europe continued to proceed at speed. However, a rebound in economic activity led to concerns around a spike in inflation in certain quarters. In the UK, a successful progression of the mass vaccination program and a gradual lifting of COVID-19 restrictions led to strong gains within the regional equity markets. With 70% of adults estimated to have antibodies against coronavirus, the country was on a sustainable path toward recovery. While the spread of the delta variant remained a potential concern, the increasing number of cases did not lead to significantly higher hospital admissions in the UK. Retail sales rose, primarily driven by household savings and fiscal stimulus. However, inflation-led input price pressure resulted in supply bottlenecks and most businesses struggling to meet the rising demand.
See accompanying notes to financial statements.
5

SPDR MSCI ACWI EX-US ETF
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
(continued)
During the final quarter of the Reporting period, 70% of the European population was vaccinated, hospitalization rate remained lower than the previous waves. However, the rapid rise in cases due to the spread of the Delta variant had a negative effect on consumer confidence The economic reopening progressed slowly as Europe lagged the U.S. and the UK in its road to normalization. Globally the vaccine rollout made decent progress and many developed economies had eased restrictions. Global reopening continued during the quarter, with a number of developed markets further lifting restrictions. Economic data remained strong; however, much of the developed markets appeared to be at or just past the peak rate of growth. There, were also concerns regarding a peak in the rate of economic growth, supply disruptions and rising inflation. As a result, the fund ended the period with a final quarter in slightly negative territory.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were ASML Holding NV, Samsung Electronics Co., Ltd. and Taiwan Semiconductor Manufacturing Co., Ltd. The top negative contributors to the Fund’s performance during the Reporting Period were TAL Education Group Sponsored ADR Class A, SAP SE and Alibaba Group Holding Ltd.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
6

SPDR MSCI ACWI ex-US ETF
Performance Summary (Unaudited)
Performance as of September 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	MSCI ACWI Ex USA Index	Net Asset Value	Market Value	MSCI ACWI Ex USA Index
ONE YEAR	23.98%	23.21%	23.91%	23.98%	23.21%	23.91%
FIVE YEARS	53.17%	51.74%	53.44%	8.90%	8.70%	8.94%
TEN YEARS	107.36%	110.47%	105.73%	7.57%	7.73%	7.48%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR MSCI ACWI ex-US ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.30%. Please see the financial highlights for the total expense ratio for the fiscal period ended September 30, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
7

SPDR MSCI ACWI ex-US ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2021

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1.9%
Nestle SA	1.5
Tencent Holdings, Ltd.	1.3
ASML Holding NV	1.3
Samsung Electronics Co., Ltd. GDR	1.2
Roche Holding AG	1.0
Alibaba Group Holding, Ltd.	1.0
LVMH Moet Hennessy Louis Vuitton SE	0.8
Novartis AG	0.7
Novo Nordisk A/S Class B	0.7
TOTAL	11.4%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
8

SPDR S&P EMERGING MARKETS DIVIDEND ETF
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR S&P Emerging Markets Dividend ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks dividend paying securities of publicly-traded companies in emerging markets. The Fund’s benchmark is the S&P Emerging Markets Dividend Opportunities Index (the “Index”).
For the 12-month period ended September 30, 2021 (the “Reporting Period”), the total return for the Fund was 26.96%, and the Index was 28.05%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees, trading costs, cash drag futures and cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
High yield dividend stocks in emerging markets outperformed broader market cap emerging market indexes by over 5%. The fund rallied in the last quarter of 2020. As countries around the world grappled with surging coronavirus cases, emerging market (EM) equities became less risky compared with their developed market peers. EM equities benefited from renewed hopes of a cyclical recovery, a falling U.S. dollar and increasing global trade activity. Strong demand for medical supplies and tech products lifted Chinese exports. South Korea, another beneficiary of increased technology demand, also showed accelerating momentum in its exports.
In the first half of 2021 EM equities lagged behind their DM counterparts as many countries faced a spike in cases, re-imposition of lockdowns and a slowdown in vaccination. Although the Chinese economy was less buffeted by the pandemic, it was weighed down by concerns over monetary policy normalization and tougher regulations on the technology sector. China renewed its pledge to make its economy carbon neutral by 2060, which helped to boost investor sentiments.
In the third quarter of 2021, emerging market equities were majorly dragged down by the struggling Chinese equity markets. Despite some markets, including India, continuing to perform well, the flow of negative news from China seemed relentless and weighed heavy on the overall regional performance. It started off with the introduction of tighter regulations on various sectors including increased scrutiny of the technology sector and reforms to stabilize the housing market to ensure equality and fair competition. China turned private tutoring companies into non-profit organizations, raising concerns about a similar move for other sectors. This was followed by tighter scrutiny on the technology sector, including a ban on children playing computer games for more than three hours per week. Finally, investors had to contend with fears around the potential default of a large Chinese property developer and the potential spillover effects. As a result of such regulatory efforts, there was continued volatility. In terms of coronavirus spread within the region, China’s mass testing and mobility restrictions continued to prove successful in containing the Delta variant outbreak. In India, cases remained low despite a resumption in mobility. Within rest of the region, the slow pace of vaccination left many countries vulnerable to the Delta variant.
On a country level, the top positive contributors to the Fund’s performance during the Reporting Period were Taiwan, South Africa, and China. The top negative contributors to the Fund’s performance during the Reporting Period were Chile, Kuwait, and Greece.
See accompanying notes to financial statements.
9

SPDR S&P EMERGING MARKETS DIVIDEND ETF
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
(continued)
The strongest contributing sectors to the fund’s performance were Financials, Consumer Staples and Information Technology. Real Estate was the only sector that reported negative return for the reporting period.
The Fund used futures in order to equitize dividend receivables during the Reporting Period. The Fund’s use of futures contracts helped the Fund track the Index.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Fomento Economico Mexicano SAB de CV, Lenovo Group Limited and Xinyi Glass Holdings Limited. The top negative contributors to the Fund’s performance during the Reporting Period were Guangdong Investment Limited, Hengan International Group Co., Ltd. and China Mobile Limited.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
10

SPDR S&P Emerging Markets Dividend ETF
Performance Summary (Unaudited)
Performance as of September 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Emerging Markets Dividend Opportunities Index	Net Asset Value	Market Value	S&P Emerging Markets Dividend Opportunities Index
ONE YEAR	26.96%	25.92%	28.05%	26.96%	25.92%	28.05%
FIVE YEARS	30.35%	28.12%	38.19%	5.44%	5.08%	6.68%
TEN YEARS	3.92%	4.91%	15.92%	0.38%	0.48%	1.49%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S&P Emerging Markets Dividend ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.49%. Please see the financial highlights for the total expense ratio for the fiscal period ended September 30, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
11

SPDR S&P Emerging Markets Dividend ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2021

Description	% of Net Assets
Magnit PJSC	3.5%
First Abu Dhabi Bank PJSC	3.2
Wal-Mart de Mexico SAB de CV	3.2
Advanced Info Service PCL NVDR	3.1
Haci Omer Sabanci Holding A/S	3.0
Anhui Conch Cement Co., Ltd. Class H	2.9
China Overseas Land & Investment, Ltd.	2.9
CITIC, Ltd.	2.6
Sanlam, Ltd.	2.6
Saudi Electricity Co.	2.4
TOTAL	29.4%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
12

SPDR S&P EMERGING MARKETS SMALL CAP ETF
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR S&P Emerging Markets Small Cap ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the small capitalization segment of global emerging market countries. The Fund’s benchmark is the S&P Emerging Markets Under USD2 Billion Index (the “Index”).
For the 12-month period ended September 30, 2021 (the “Reporting Period”), the total return for the Fund was 36.48%, and the Index was 38.13%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, cumulative effect of security misweights and capital gains taxes contributed to the difference between the Fund’s performance and that of the Index.
The Fund started off the first quarter of the Reporting Period strong by advancing over 18%. Investor flows began to pour into emerging small cap equities despite lingering COVID concerns and the U.S. executive orders surrounding some Chinese stocks. Emerging market equities benefited from renewed hopes of a cyclical recovery, a falling US dollar and increasing global trade activity. Strong demand for medical supplies and tech products lifted Chinese exports. The Fund advanced about 14% over the remainder of the Reporting Period.
Emerging small cap securities largely outperformed their large and mid-cap counterparts over the Reporting Period due to strong earnings and performance in China. High COVID-19 cases in emerging markets remain a concern from a health and economic perspective, but individual markets have been able to look past rising infection rates. India, which saw a shocking breakdown of its health system due to COVID, was one of the best performing markets over the Reporting Period. In general, commodity linked countries and stocks have fared well, with higher oil prices and optimism about the U.S. infrastructure package.
The Fund used index futures in order to equitize dividend receivables and cash during the Reporting Period. The Fund’s use of index futures helped the Fund track the Index.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Wan Hai Lines Ltd., Yang Ming Marine Transport Corp. and Daqo New Energy Corp Sponsored ADR. The top negative contributors to the Fund’s performance during the Reporting Period were Focus Dynamics Group Bhd., United Laboratories International Holdings Ltd. and Qiwi PLC Sponsored ADR Class B.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
13

SPDR S&P Emerging Markets Small Cap ETF
Performance Summary (Unaudited)
Performance as of September 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Emerging Markets Under USD2 Billion Index	Net Asset Value	Market Value	S&P Emerging Markets Under USD2 Billion Index
ONE YEAR	36.48%	35.17%	38.13%	36.48%	35.17%	38.13%
FIVE YEARS	58.25%	55.59%	60.63%	9.62%	9.24%	9.94%
TEN YEARS	94.77%	101.70%	103.83%	6.89%	7.27%	7.38%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S&P Emerging Markets Small Cap ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.65%. Please see the financial highlights for the total expense ratio for the fiscal period ended September 30, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
14

SPDR S&P Emerging Markets Small Cap ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2021

Description	% of Net Assets
AVI, Ltd.	0.3%
Sinbon Electronics Co., Ltd.	0.3
Alchip Technologies, Ltd.	0.3
Barloworld, Ltd.	0.3
Netcare, Ltd.	0.2
Lotes Co., Ltd.	0.2
Truworths International, Ltd.	0.2
Pick n Pay Stores, Ltd.	0.2
Redefine Properties, Ltd. REIT	0.2
Asia Polymer Corp.	0.2
TOTAL	2.4%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
15

SPDR S&P INTERNATIONAL DIVIDEND ETF
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR S&P International Dividend ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks exchange-listed common stocks of companies domiciled in countries outside the United States that offer high dividend yields. The Fund’s benchmark is the S&P International Dividend Opportunities Index (the “Index”).
For the 12-month period ended September 30, 2021 (the “Reporting Period”), the total return for the Fund was 17.20%, and the Index was 17.53%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses, income from securities lending, cash drag, transaction costs, compounding differences resulting from performance volatility, and slight variations between the Fund’s holdings and the Index constituents contributed to the difference between the Fund’s performance and that of the Index.
While the Fund was up over 17% for the reporting period, dividend stocks lagged the MSCI EAFE index which was up over 25% for the same reporting period. However, the performance throughout Reporting Period was mostly positive, with eight of the twelve months posting positive returns. The best performing quarter was the first quarter of the Reporting Period, Q4 of 2020. This was largely driven by November 2020, when the Fund returned +10.7%. Despite the pandemic taking a turn for the worse over the quarter and equities performing poorly in October, the U.S. election results and positive news on COVID-19 vaccines helped markets to recover. Approvals to use vaccines manufactured by Pfizer-BioNTech, Moderna and Oxford-AstraZeneca led to the largest momentum changes in the history of equity markets. Hard-hit sectors, such as energy, traditional retail, hotels, airlines and financials, rallied, while pandemic winners, such as online retail, health care and home improvement, lagged.
The first quarter of 2021 started off by overcoming concerns regarding potential virus-driven restrictions as a successful roll out of vaccinations and the promise of a fiscal and monetary stimuli lifted investor sentiments. However, the subsequent slow pace of vaccine distribution and concerns around a longer-than-anticipated timeline for economic recovery led to global markets stumbling for a short period. The sell-offs were short lived as stocks regained some upside momentum on news of strong manufacturing data, firmer oil prices and hopes for additional fiscal stimuli. With majority of adults receiving at least one dose of the vaccine and the number of people being hospitalized with COVID-19 being much lower than at the start of the year, the continued rally was a signal of investors looking ahead to a sustainable reopening of economies. The quarter ended up +4.2%.
The next quarter, Q2 of 2020, was a bit more volatile, but still posted a positive return of +4.7%. Economic data was strong over this quarter as mobility restrictions were lifted by most countries and economic activity picked up during the period. Vaccine rollouts in the U.S., UK and Europe continued to proceed at speed. However, a rebound in economic activity led to concerns around a spike in inflation.
Equity markets experienced poor performance during the last quarter of the reporting period dropping –2.2% for the quarter. The underperformance was primarily a result of the Chinese equity markets dragging the overall emerging market equities down and the developed market equities having a flat quarter after a moderate decline in September erased the quarter’s prior gains. Globally the vaccine rollout made decent progress and many developed economies had eased restrictions. Global reopening continued during the
See accompanying notes to financial statements.
16

SPDR S&P INTERNATIONAL DIVIDEND ETF
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
(continued)
quarter, with a number of developed markets further lifting restrictions. Economic data remained strong; however, much of the developed markets appeared to be at or just past the peak rate of growth. There were also concerns regarding a peak in the rate of economic growth, supply disruptions and rising inflation.
The Fund used swaps in order to gain exposure to stocks in the Index during the Reporting Period. The Fund’s use of swaps helped the Fund track the Index.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were TotalEnergies SE, Fubon Financial Holding Co., Ltd. and Shaw Communications Inc. Class B. The top negative contributors to the Fund’s performance during the Reporting Period were Cembra Money Bank AG, Endesa S.A. and Enel SpA.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
17

SPDR S&P International Dividend ETF
Performance Summary (Unaudited)
Performance as of September 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P International Dividend Opportunities Index	Net Asset Value	Market Value	S&P International Dividend Opportunities Index
ONE YEAR	17.20%	16.69%	17.53%	17.20%	16.69%	17.53%
FIVE YEARS	30.03%	28.80%	32.63%	5.39%	5.19%	5.81%
TEN YEARS	40.20%	41.31%	45.24%	3.44%	3.52%	3.80%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S&P International Dividend ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.45%. Please see the financial highlights for the total expense ratio for the fiscal period ended September 30, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
18

SPDR S&P International Dividend ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2021

Description	% of Net Assets
Endesa SA	2.5%
Telenor ASA	2.3
BCE, Inc.	2.1
Zurich Insurance Group AG	2.1
GlaxoSmithKline PLC	2.1
TC Energy Corp.	2.0
MS&AD Insurance Group Holdings, Inc.	2.0
Koninklijke KPN NV	1.9
Red Electrica Corp. SA	1.7
TELUS Corp.	1.7
TOTAL	20.4%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
19

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS
September 30, 2021

Security Description	Shares	Value
COMMON STOCKS — 99.5%
BELGIUM — 1.4%
Anheuser-Busch InBev SA/NV	631,842	$ 35,987,570
CHINA — 2.0%
Prosus NV (a)	666,341	53,277,934
FINLAND — 0.8%
Kone Oyj Class B	301,000	21,202,735
FRANCE — 34.6%
Air Liquide SA	353,564	56,784,956
Airbus SE (a)	434,263	57,928,575
AXA SA	1,532,258	42,770,393
BNP Paribas SA	859,566	55,228,996
Danone SA	485,275	33,210,279
EssilorLuxottica SA	224,485	43,057,620
Kering SA	54,480	38,893,991
L'Oreal SA	180,561	74,674,848
LVMH Moet Hennessy Louis Vuitton SE	196,538	141,244,960
Pernod Ricard SA	152,625	33,731,920
Safran SA	282,571	35,912,077
Sanofi	853,380	82,168,176
Schneider Electric SE	424,566	70,806,105
TotalEnergies SE	1,969,998	94,373,144
Vinci SA	445,891	46,586,398
		907,372,438
GERMANY — 27.7%
adidas AG	139,191	43,845,528
Allianz SE	307,596	69,458,196
BASF SE	685,284	52,298,721
Bayer AG	732,974	39,929,817
Bayerische Motoren Werke AG	239,128	22,935,891
Daimler AG	626,204	55,678,705
Deutsche Boerse AG	141,771	23,084,923
Deutsche Post AG	734,854	46,398,384
Deutsche Telekom AG	2,418,734	48,764,324
Infineon Technologies AG	974,321	40,114,450
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	104,529	28,698,986
SAP SE	813,800	110,235,781
Siemens AG	559,989	92,105,973
Volkswagen AG Preference Shares	136,385	30,607,396
See accompanying notes to financial statements.
20

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Vonovia SE	385,269	$ 23,173,740
		727,330,815
IRELAND — 2.1%
CRH PLC	593,249	27,886,863
Flutter Entertainment PLC (a)	130,841	25,945,292
		53,832,155
ITALY — 4.1%
Enel SpA	5,794,775	44,667,148
Eni SpA	1,874,489	25,082,981
Intesa Sanpaolo SpA	13,599,846	38,670,942
		108,421,071
NETHERLANDS — 15.4%
Adyen NV (a)(b)	20,917	58,543,843
ASML Holding NV	309,916	231,992,518
ING Groep NV (c)	2,912,777	42,426,588
Koninklijke Ahold Delhaize NV	780,201	25,982,588
Koninklijke Philips NV	684,442	30,412,593
Universal Music Group NV (a)	581,737	15,584,228
		404,942,358
SPAIN — 5.9%
Banco Bilbao Vizcaya Argentaria SA (a)	4,974,831	32,961,823
Banco Santander SA	12,937,687	47,029,096
Iberdrola SA	4,332,349	43,602,154
Industria de Diseno Textil SA	829,166	30,577,808
		154,170,881
UNITED KINGDOM — 4.4%
Linde PLC (a)	383,754	113,900,909
UNITED STATES — 1.1%
Stellantis NV	1,556,335	29,800,970
TOTAL COMMON STOCKS (Cost $2,407,082,034)		2,610,239,836

See accompanying notes to financial statements.
21

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.0% (d)
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (e) (f) (Cost $152,121)	152,090	$ 152,121
TOTAL INVESTMENTS — 99.5% (Cost $2,407,234,155)		2,610,391,957
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		11,934,402
NET ASSETS — 100.0%		$ 2,622,326,359
(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.2% of net assets as of September 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at September 30, 2021.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2021.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,610,239,836	$—	$—	$2,610,239,836
Short-Term Investment	152,121	—	—	152,121
TOTAL INVESTMENTS	$2,610,391,957	$—	$—	$2,610,391,957
Sector Breakdown as of September 30, 2021

% of Net Assets
Consumer Discretionary	19.7%
Information Technology	16.8
Financials	14.5
Industrials	14.1
Materials	9.6
Consumer Staples	7.8
Health Care	5.8
Energy	4.5
Utilities	3.4
See accompanying notes to financial statements.
22

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

		% of Net Assets
	Communication Services	2.4%
	Real Estate	0.9
	Short-Term Investment	0.0 *
	Other Assets in Excess of Liabilities	0.5
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	513,986	$ 514,089	$58,445,776	$ 58,807,777	$(18)	$51	152,090	$152,121	$ 444
State Street Navigator Securities Lending Portfolio II	13,626,201	13,626,201	33,294,043	46,920,244	—	—	—	—	9,502
Total		$14,140,290	$91,739,819	$105,728,021	$(18)	$51		$152,121	$9,946
See accompanying notes to financial statements.
23

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2021

Security Description	Shares	Value
COMMON STOCKS — 99.2%
AUSTRALIA — 5.0%
Afterpay, Ltd. (a)	13,443	$ 1,178,084
Aristocrat Leisure, Ltd.	23,390	793,257
Australia & New Zealand Banking Group, Ltd.	211,228	4,295,144
BHP Group PLC	141,197	3,594,812
BHP Group, Ltd. (b)	222,216	6,037,074
Brambles, Ltd.	177,493	1,380,844
Cochlear, Ltd.	686	109,215
Coles Group, Ltd.	92,090	1,130,196
Commonwealth Bank of Australia	130,931	9,867,327
CSL, Ltd.	31,886	6,757,841
Endeavour Group, Ltd.	115,881	584,273
Evolution Mining, Ltd.	68,192	171,912
Fortescue Metals Group, Ltd.	146,972	1,588,232
Glencore PLC (a)	817,270	3,877,268
Goodman Group REIT	81,842	1,281,691
Insurance Australia Group, Ltd.	270,091	959,894
LendLease Corp., Ltd. Stapled Security	94,125	737,705
Macquarie Group, Ltd.	31,912	4,195,399
Medibank Pvt, Ltd.	214,285	555,692
National Australia Bank, Ltd.	210,571	4,233,110
Newcrest Mining, Ltd.	57,752	944,477
Northern Star Resources, Ltd.	45,473	279,203
Origin Energy, Ltd.	218,155	745,374
QBE Insurance Group, Ltd.	86,294	726,820
Rio Tinto PLC	82,892	5,491,694
Rio Tinto, Ltd.	28,116	2,034,616
Santos, Ltd.	177,436	918,986
Scentre Group REIT	206,912	446,894
Sonic Healthcare, Ltd.	75,223	2,209,357
South32, Ltd. (c)	158,524	400,132
South32, Ltd. (c)	283,443	722,750
Suncorp Group, Ltd.	178,326	1,617,902
Sydney Airport Stapled Security (a)	87,086	518,350
Telstra Corp., Ltd.	312,848	888,124
Transurban Group Stapled Security	184,911	1,891,358
Transurban Group (a)	20,545	210,144
Vicinity Centres REIT	453,335	546,869
Wesfarmers, Ltd.	92,090	3,708,559
Westpac Banking Corp.	266,682	5,008,583
WiseTech Global, Ltd.	6,194	240,043
See accompanying notes to financial statements.
24

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Woodside Petroleum, Ltd.	75,434	$ 1,301,216
Woolworths Group, Ltd.	115,881	3,293,857
		87,474,278
AUSTRIA — 0.2%
Erste Group Bank AG	41,105	1,813,127
OMV AG	22,933	1,386,851
Raiffeisen Bank International AG	27,599	725,439
Verbund AG	727	73,892
		3,999,309
BELGIUM — 0.5%
Ageas SA/NV	22,700	1,126,516
Anheuser-Busch InBev SA/NV	52,166	2,971,198
KBC Group NV	22,542	2,038,799
Solvay SA	10,716	1,336,938
UCB SA	14,744	1,654,076
Umicore SA	4,282	254,285
		9,381,812
BRAZIL — 1.3%
Ambev SA ADR	457,810	1,263,556
Americanas SA (a)	30,504	173,096
B3 SA - Brasil Bolsa Balcao	473,287	1,106,586
Banco Bradesco SA ADR	519,174	1,988,436
Banco do Brasil SA	65,386	346,796
Banco Inter SA	25,237	216,063
BB Seguridade Participacoes SA	56,775	207,870
Bradespar SA Preference Shares	30,561	293,168
BRF SA (a)	44,099	219,245
Centrais Eletricas Brasileiras SA	9,346	66,053
Cia Energetica de Minas Gerais ADR	214,217	539,827
Cia Siderurgica Nacional SA ADR	141,426	743,901
Cosan SA	61,975	261,371
Energisa SA	812	6,544
Equatorial Energia SA	26,765	124,519
Gerdau SA ADR	105,836	520,713
Itau Unibanco Holding SA Preference Shares ADR	439,932	2,318,442
Klabin SA (a)	14,822	65,856
Localiza Rent a Car SA	21,936	219,284
Lojas Renner SA	135,015	852,872
Magazine Luiza SA	347,101	913,474
Natura & Co. Holding SA (a)	67,537	564,822
See accompanying notes to financial statements.
25

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Notre Dame Intermedica Participacoes SA	25,137	$ 344,193
Petroleo Brasileiro SA Preference Shares ADR	265,706	2,657,060
Raia Drogasil SA	157,766	676,649
Rumo SA (a)	15,210	46,867
Suzano SA (a)	43,290	433,146
Vale SA ADR	245,317	3,422,172
Via S/A (a)	70,600	99,896
WEG SA	94,777	689,316
Wheaton Precious Metals Corp.	31,741	1,194,625
Yara International ASA	19,915	990,816
		23,567,234
CANADA — 7.1%
Agnico Eagle Mines, Ltd.	14,119	732,336
Algonquin Power & Utilities Corp. (b)	5,564	81,559
Alimentation Couche-Tard, Inc. Class B	46,300	1,771,084
B2Gold Corp.	64,053	218,928
Ballard Power Systems, Inc. (a)(b)	7,103	99,689
Bank of Montreal	56,799	5,669,364
Bank of Nova Scotia	86,387	5,316,123
Barrick Gold Corp.	129,757	2,342,458
BlackBerry, Ltd. (a)(b)	46,225	449,899
Brookfield Asset Management, Inc. Class A	100,661	5,392,795
CAE, Inc. (a)	38,521	1,150,598
Cameco Corp.	38,365	833,409
Canadian Apartment Properties REIT	2,578	120,287
Canadian Imperial Bank of Commerce (b)	34,114	3,796,877
Canadian National Railway Co.	60,223	6,977,568
Canadian Natural Resources, Ltd.	92,151	3,368,602
Canadian Pacific Railway, Ltd. (b)	60,896	3,975,773
Canadian Tire Corp., Ltd. Class A	11,168	1,562,471
Canopy Growth Corp. (a)(b)	13,124	181,810
Cenovus Energy, Inc.	85,863	865,509
CGI, Inc. (a)	11,973	1,016,833
Constellation Software, Inc.	1,389	2,275,094
Dollarama, Inc.	18,733	812,402
Enbridge, Inc.	105,024	4,183,219
Fairfax Financial Holdings, Ltd.	1,251	504,913
FirstService Corp.	1,816	328,266
Franco-Nevada Corp.	13,120	1,704,145
George Weston, Ltd.	5,200	560,780
GFL Environmental, Inc. (b)	1,744	64,826
Gildan Activewear, Inc.	28,680	1,047,725
See accompanying notes to financial statements.
26

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
IGM Financial, Inc. (b)	19,766	$ 706,012
Imperial Oil, Ltd. (b)	39,139	1,236,716
Intact Financial Corp.	428	56,582
Kinross Gold Corp.	117,392	629,192
Kirkland Lake Gold, Ltd.	14,913	621,076
Lightspeed Commerce, Inc. (a)	6,138	592,167
Loblaw Cos., Ltd.	38,795	2,661,769
Magna International, Inc.	16,834	1,266,619
Manulife Financial Corp.	136,433	2,625,596
National Bank of Canada	41,726	3,204,093
Nutrien, Ltd. (b)	53,562	3,475,812
Nuvei Corp. (a)(d)	3,098	354,833
Onex Corp.	6,799	480,548
Open Text Corp.	19,766	964,545
Pan American Silver Corp. (b)	11,007	256,223
Parkland Corp. (b)	1,762	49,500
Pembina Pipeline Corp. (b)	2,887	91,497
Restaurant Brands International, Inc. (b)	16,832	1,031,032
Ritchie Bros Auctioneers, Inc.	236	14,560
Rogers Communications, Inc. Class B	46,221	2,158,087
Royal Bank of Canada	109,131	10,856,676
Shaw Communications, Inc. Class B	51,104	1,485,298
Shopify, Inc. Class A (a)	7,252	9,841,563
Sun Life Financial, Inc.	55,045	2,832,959
Suncor Energy, Inc.	116,189	2,408,433
TC Energy Corp. (b)	59,579	2,866,903
Teck Resources, Ltd. Class B	41,556	1,034,267
TELUS Corp.	70,971	1,559,642
Thomson Reuters Corp.	26,761	2,958,423
Toronto-Dominion Bank	139,652	9,243,257
Yamana Gold, Inc.	56,363	222,453
		125,191,675
CHILE — 0.1%
Enel Americas SA ADR	105,207	615,461
Enel Chile SA ADR	230,481	555,459
Sociedad Quimica y Minera de Chile SA ADR	13,421	720,976
		1,891,896
CHINA — 10.2%
21Vianet Group, Inc. ADR (a)	8,624	149,281
360 DigiTech, Inc. ADR (a)	6,938	140,980
3SBio, Inc. (a)(b)(d)	233,500	229,461
See accompanying notes to financial statements.
27

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
51job, Inc. ADR (a)	2,593	$ 180,291
AAC Technologies Holdings, Inc.	86,000	410,410
Addsino Co., Ltd. Class A	2,200	5,137
Agile Group Holdings, Ltd.	130,000	121,573
Agora, Inc. ADR (a)	3,768	109,272
Agricultural Bank of China, Ltd. Class H	2,188,000	753,257
Air China, Ltd. Class H (a)	216,000	142,897
Airtac International Group	17,000	533,910
Akeso, Inc. (a)(d)	32,000	175,936
Alibaba Group Holding, Ltd. ADR (a)	4,888	723,668
Alibaba Group Holding, Ltd. (a)	941,300	17,194,461
Alibaba Health Information Technology, Ltd. (a)(b)	342,000	492,045
A-Living Smart City Services Co., Ltd. (d)	25,750	91,626
Anhui Conch Cement Co., Ltd. Class H	33,500	180,740
Anhui Honglu Steel Construction Group Co., Ltd. Class A	6,500	44,213
ANTA Sports Products, Ltd.	67,000	1,263,461
Asymchem Laboratories Tianjin Co., Ltd. Class A	8,300	573,438
Autobio Diagnostics Co., Ltd. Class A	9,490	78,373
Autohome, Inc. ADR	5,924	278,013
AviChina Industry & Technology Co., Ltd. Class H	592,000	374,152
Baidu, Inc. ADR (a)	19,923	3,063,161
Baidu, Inc. Class A (a)	2,950	56,236
Bank of Chengdu Co., Ltd. Class A	69,400	127,531
Bank of China, Ltd. Class H	5,988,436	2,123,163
Bank of Communications Co., Ltd. Class H	1,192,710	707,844
Baozun, Inc. ADR (a)	3,926	68,823
BeiGene, Ltd. ADR (a)	2,987	1,084,281
Beijing BDStar Navigation Co., Ltd. Class A (a)	5,300	33,185
Beijing Enterprises Water Group, Ltd.	372,000	146,226
Beijing Shunxin Agriculture Co., Ltd. Class A	25,000	136,892
Beijing Sinnet Technology Co., Ltd. Class A	71,500	142,579
Beijing Tiantan Biological Products Corp., Ltd. Class A	85,448	423,798
Beijing Yuanliu Hongyuan Electronic Technology Co., Ltd. Class A	4,400	102,944
Bilibili, Inc. ADR (a)(b)	10,923	722,775
BOC Hong Kong Holdings, Ltd.	176,500	532,811
Brilliance China Automotive Holdings, Ltd. (a)(e)	162,000	52,025
Burning Rock Biotech, Ltd. ADR (a)	3,533	63,170
BYD Co., Ltd. Class A	7,200	278,350
BYD Co., Ltd. Class H	47,500	1,482,726
BYD Electronic International Co., Ltd. (b)	42,000	148,099
CanSino Biologics, Inc. Class A (a)	458	24,042
See accompanying notes to financial statements.
28

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
CanSino Biologics, Inc. Class H (a)(b)(d)	5,200	$ 183,695
CGN Power Co., Ltd. Class H (b)(d)	137,400	41,831
Changchun High & New Technology Industry Group, Inc. Class A	1,200	51,068
Chifeng Jilong Gold Mining Co., Ltd. Class A (a)	52,400	124,627
China CITIC Bank Corp., Ltd. Class H	575,000	259,999
China Common Rich Renewable Energy Investment, Ltd. (a)(b)(e)	448,000	—
China Conch Venture Holdings, Ltd.	42,500	196,814
China Construction Bank Corp. Class H	4,937,720	3,539,334
China Everbright Bank Co., Ltd. Class H	36,000	12,717
China Everbright Environment Group, Ltd.	171,628	129,636
China Everbright, Ltd.	44,000	52,000
China Evergrande Group (b)	216,000	81,853
China Feihe, Ltd. (d)	136,000	229,559
China Galaxy Securities Co., Ltd. Class H	201,500	117,256
China Gas Holdings, Ltd.	85,600	252,908
China Greatwall Technology Group Co., Ltd. Class A	71,000	145,102
China Hongqiao Group, Ltd.	6,500	8,366
China Jinmao Holdings Group, Ltd.	254,000	91,359
China Life Insurance Co., Ltd. Class H	603,000	989,940
China Literature, Ltd. (a)(b)(d)	25,400	193,812
China Longyuan Power Group Corp., Ltd. Class H	182,000	449,819
China Medical System Holdings, Ltd.	34,000	62,020
China Meidong Auto Holdings, Ltd.	72,000	361,635
China Mengniu Dairy Co., Ltd. (a)	419,000	2,699,267
China Merchants Bank Co., Ltd. Class H	449,014	3,579,007
China Merchants Port Holdings Co., Ltd.	425,129	729,606
China Merchants Property Operation & Service Co., Ltd. Class A	24,800	59,906
China Minsheng Banking Corp., Ltd. Class H (b)	360,200	144,827
China National Software & Service Co., Ltd. Class A	17,100	130,833
China Oilfield Services, Ltd. Class H	342,000	326,419
China Overseas Land & Investment, Ltd.	336,000	765,691
China Overseas Property Holdings, Ltd.	195,000	161,818
China Pacific Insurance Group Co., Ltd. Class H	198,400	590,002
China Petroleum & Chemical Corp. Class H	2,429,800	1,204,811
China Railway Group, Ltd. Class H	228,000	113,639
China Resources Beer Holdings Co., Ltd.	205,670	1,519,147
China Resources Land, Ltd.	132,000	557,019
China Resources Mixc Lifestyle Services, Ltd. (d)	43,800	243,344
China Shenhua Energy Co., Ltd. Class H	201,500	471,611
China South Publishing & Media Group Co., Ltd. Class A	56,900	78,994
See accompanying notes to financial statements.
29

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
China Southern Airlines Co., Ltd. Class H (a)(b)	220,000	$ 124,347
China Taiping Insurance Holdings Co., Ltd.	144,000	219,016
China Tourism Group Duty Free Corp., Ltd. Class A	6,000	241,711
China Traditional Chinese Medicine Holdings Co., Ltd.	374,000	189,771
China TransInfo Technology Co., Ltd. Class A	53,500	122,518
China Vanke Co., Ltd. Class H	72,000	197,003
China Yangtze Power Co., Ltd. Class A	120,000	409,049
China Yuhua Education Corp., Ltd. (d)	104,000	50,499
Chindata Group Holdings, Ltd. ADR (a)(b)	10,367	87,186
Chongqing Brewery Co., Ltd. Class A (a)	28,255	574,513
Chongqing Zhifei Biological Products Co., Ltd. Class A	4,800	118,245
CIFI Holdings Group Co., Ltd.	342,952	233,491
CITIC Securities Co., Ltd. Class H	102,500	261,232
CITIC, Ltd.	408,000	435,010
Contemporary Amperex Technology Co., Ltd. Class A	7,800	635,372
COSCO SHIPPING Holdings Co., Ltd. Class A (a)	63,520	170,069
COSCO SHIPPING Holdings Co., Ltd. Class H (a)(b)	120,149	184,283
COSCO SHIPPING Ports, Ltd.	523,259	453,041
Country Garden Holdings Co., Ltd. (b)	473,296	489,429
Country Garden Services Holdings Co., Ltd.	89,000	703,114
CSPC Pharmaceutical Group, Ltd.	686,800	824,021
Daan Gene Co., Ltd. Class A	2,720	7,826
Dada Nexus, Ltd. ADR (a)	5,103	102,264
Daqo New Energy Corp. ADR (a)	3,968	226,176
DaShenLin Pharmaceutical Group Co., Ltd. Class A	3,240	21,290
Ecovacs Robotics Co., Ltd. Class A	3,600	84,729
ENN Energy Holdings, Ltd.	46,700	770,270
ESR Cayman, Ltd. (a)(d)	116,200	353,019
Eve Energy Co., Ltd. Class A	5,600	85,926
Flat Glass Group Co., Ltd. Class H (a)(b)	30,000	141,625
Fosun International, Ltd.	86,000	104,619
Fu Jian Anjoy Foods Co., Ltd. Class A	5,300	157,661
Futu Holdings, Ltd. ADR (a)(b)	3,040	276,701
Ganfeng Lithium Co., Ltd. Class A	7,100	179,249
Ganfeng Lithium Co., Ltd. Class H (d)	12,200	216,899
Gaotu Techedu, Inc. ADR (a)(b)	13,303	40,840
G-bits Network Technology Xiamen Co., Ltd. Class A	4,700	284,942
GDS Holdings, Ltd. ADR (a)	6,990	395,704
Geely Automobile Holdings, Ltd.	532,000	1,527,390
Genscript Biotech Corp. (a)	152,000	585,768
GF Securities Co., Ltd. Class H	144,400	251,900
Giant Network Group Co., Ltd. Class A	215,980	348,031
See accompanying notes to financial statements.
30

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
GoerTek, Inc. Class A	93,200	$ 622,392
GOME Retail Holdings, Ltd. (a)(b)	1,584,000	148,538
Great Wall Motor Co., Ltd. Class H	264,500	975,143
Guangdong Hongda Blasting Co., Ltd. Class A	29,000	121,904
Guangdong Kinlong Hardware Products Co., Ltd. Class A	4,000	85,138
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd. Class A	20,800	59,203
Guangzhou Automobile Group Co., Ltd. Class H	179,600	158,729
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	29,300	464,968
Guangzhou Tinci Materials Technology Co., Ltd. Class A	8,500	200,344
Guangzhou Wondfo Biotech Co., Ltd. Class A	1,300	8,661
Haidilao International Holding, Ltd. (b)(d)	84,000	321,016
Haier Smart Home Co., Ltd. Class H	186,400	657,278
Haitong Securities Co., Ltd. Class H	160,000	146,545
Hangzhou Silan Microelectronics Co., Ltd. Class A	7,000	61,920
Hangzhou Tigermed Consulting Co., Ltd. Class A	17,000	458,320
Hello Group, Inc. ADR	15,440	163,355
Hengan International Group Co., Ltd.	64,000	342,829
HengTen Networks Group, Ltd. (a)(b)	220,000	65,282
Hopson Development Holdings, Ltd.	37,100	132,012
Hua Hong Semiconductor, Ltd. (a)(d)	28,000	145,312
Huadian Power International Corp., Ltd. Class A	73,100	53,573
Hualan Biological Engineering, Inc. Class A	57,120	246,924
Huaneng Power International, Inc. Class H (b)	936,000	503,791
Huatai Securities Co., Ltd. Class H (d)	153,000	236,242
Huaxi Securities Co., Ltd. Class A	14,400	21,464
Huazhu Group, Ltd. ADR (a)(b)	12,790	586,549
Humanwell Healthcare Group Co., Ltd. Class A	1,800	5,623
HUYA, Inc. ADR (a)	11,000	91,740
Iflytek Co., Ltd. Class A	10,000	81,965
I-Mab ADR (a)	2,412	174,846
Industrial & Commercial Bank of China, Ltd. Class H	5,164,045	2,872,360
Ingenic Semiconductor Co., Ltd. Class A	3,600	71,676
Innovent Biologics, Inc. (a)(d)	74,500	722,544
Intco Medical Technology Co., Ltd. Class A	6,750	61,319
iQIYI, Inc. ADR (a)(b)	28,725	230,662
JA Solar Technology Co., Ltd. Class A	11,200	114,447
Jafron Biomedical Co., Ltd. Class A	27,380	248,431
JD Health International, Inc. (a)(b)(d)	22,500	217,062
JD.com, Inc. ADR (a)	54,689	3,950,733
Jiangsu Expressway Co., Ltd. Class H	14,000	14,189
Jiangsu Hengli Hydraulic Co., Ltd. Class A	1,800	23,589
See accompanying notes to financial statements.
31

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Jiangsu King's Luck Brewery JSC, Ltd. Class A	22,400	$ 157,223
Jiangsu Shagang Co., Ltd. Class A	32,900	34,970
Jiangxi Zhengbang Technology Co., Ltd. Class A	26,800	39,158
Jinke Properties Group Co., Ltd. Class A	720,900	576,363
Jinxin Fertility Group, Ltd. (a)(b)(d)	68,000	101,328
JiuGui Liquor Co., Ltd. Class A	2,900	111,313
Jiumaojiu International Holdings, Ltd. (b)(d)	85,000	257,141
Joinn Laboratories China Co., Ltd. Class A	2,300	56,306
Jointown Pharmaceutical Group Co., Ltd. Class A	130,500	313,006
JOYY, Inc. ADR (b)	5,126	281,059
KE Holdings, Inc. ADR (a)	23,836	435,245
Kingdee International Software Group Co., Ltd. (a)	233,000	779,695
Kingsoft Cloud Holdings, Ltd. ADR (a)(b)	4,948	140,127
Kingsoft Corp., Ltd. (b)	129,800	517,723
Kuaishou Technology (a)(b)(d)	21,500	228,405
Kuang-Chi Technologies Co., Ltd. Class A (a)	2,200	7,656
Kweichow Moutai Co., Ltd. Class A	5,245	1,487,194
Lenovo Group, Ltd.	468,000	503,190
Lens Technology Co., Ltd. Class A	1,700	5,510
Li Auto, Inc. ADR (a)	33,922	891,809
Li Ning Co., Ltd.	138,000	1,598,107
Lingyi iTech Guangdong Co. Class A	99,700	99,793
Logan Group Co., Ltd.	44,000	46,009
Longfor Group Holdings, Ltd. (d)	53,000	244,417
LONGi Green Energy Technology Co., Ltd. Class A	16,080	205,497
Luxshare Precision Industry Co., Ltd. Class A	57,118	316,034
Luzhou Laojiao Co., Ltd. Class A	1,800	61,798
Mango Excellent Media Co., Ltd. Class A	5,700	38,498
Maxscend Microelectronics Co., Ltd. Class A	1,200	65,448
Meituan Class B (a)(d)	261,800	8,293,228
Microport Scientific Corp.	53,641	302,498
Ming Yuan Cloud Group Holdings, Ltd. (b)	31,000	107,519
Muyuan Foods Co., Ltd. Class A	28,762	231,290
NanJi E-Commerce Co., Ltd. Class A	150,400	153,802
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd. Class A	45,775	255,330
NAURA Technology Group Co., Ltd. Class A	11,700	662,934
NetEase, Inc. ADR	26,277	2,244,056
New China Life Insurance Co., Ltd. Class H	76,000	224,544
New Hope Liuhe Co., Ltd. Class A (a)	51,400	117,549
New Oriental Education & Technology Group, Inc. ADR (a)	104,155	213,518
NIO, Inc. ADR (a)	88,489	3,152,863
See accompanying notes to financial statements.
32

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Noah Holdings, Ltd. ADR (a)	4,570	$ 169,684
OneConnect Financial Technology Co., Ltd. ADR (a)	16,534	67,789
Ovctek China, Inc. Class A	50,469	638,565
Perfect World Co., Ltd. Class A	38,450	89,840
PetroChina Co., Ltd. Class H	1,440,000	682,574
Pharmaron Beijing Co., Ltd. Class A	3,300	110,141
Pharmaron Beijing Co., Ltd. Class H (d)	7,100	169,915
PICC Property & Casualty Co., Ltd. Class H	661,415	641,478
Pinduoduo, Inc. ADR (a)	28,343	2,569,860
Ping An Healthcare & Technology Co., Ltd. (a)(b)(d)	35,000	227,499
Ping An Insurance Group Co. of China, Ltd. Class H	360,500	2,465,959
Prosus NV (a)	76,931	6,151,092
Qianhe Condiment & Food Co., Ltd. Class A	22,660	68,991
Raytron Technology Co., Ltd. Class A	5,023	68,255
RLX Technology, Inc. ADR (a)	42,443	191,842
Sangfor Technologies, Inc. Class A	2,900	105,414
Seazen Group, Ltd.	254,000	203,274
SF Holding Co., Ltd. Class A	1,300	13,163
Shandong Gold Mining Co., Ltd. Class A	48,441	147,184
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	268,000	479,220
Shanghai Bairun Investment Holding Group Co., Ltd. Class A	8,540	98,566
Shanghai Baosight Software Co., Ltd. Class A	44,160	451,590
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	6,600	53,483
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H (b)	22,000	113,184
Shanghai Jinjiang International Hotels Co., Ltd. Class A	15,413	108,541
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	468,389	424,360
Shanghai M&G Stationery, Inc. Class A	17,000	179,061
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	33,300	64,678
Shanxi Meijin Energy Co., Ltd. Class A (a)	188,600	314,723
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	19,900	972,800
Shenergy Co., Ltd. Class A	218,600	268,254
Shenghe Resources Holding Co., Ltd. Class A	7,200	22,423
Shengyi Technology Co., Ltd. Class A	46,600	156,392
Shennan Circuits Co., Ltd. Class A	8,680	127,524
Shenzhen Capchem Technology Co., Ltd. Class A	3,200	76,852
Shenzhen Energy Group Co., Ltd. Class A	266,740	393,456
Shenzhen Goodix Technology Co., Ltd. Class A	2,900	49,777
Shenzhen Hepalink Pharmaceutical Group Co., Ltd. Class A	6,600	15,851
Shenzhen Kangtai Biological Products Co., Ltd. Class A	17,751	302,900
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	2,800	167,210
Shenzhen MTC Co., Ltd. Class A (a)	40,900	31,369
See accompanying notes to financial statements.
33

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Shenzhen SC New Energy Technology Corp. Class A	4,700	$ 100,059
Shenzhou International Group Holdings, Ltd.	39,700	845,543
Shijiazhuang Yiling Pharmaceutical Co., Ltd. Class A	9,100	23,448
Sichuan Chuantou Energy Co., Ltd. Class A	113,718	253,196
Silergy Corp.	5,000	736,706
Sinopharm Group Co., Ltd. Class H	68,800	179,409
Skshu Paint Co., Ltd. Class A	4,900	75,922
Smoore International Holdings, Ltd. (d)	110,000	512,933
Spring Airlines Co., Ltd. Class A (a)	21,300	180,129
Sun Art Retail Group, Ltd.	233,500	107,982
Sunac China Holdings, Ltd.	170,300	363,148
Sunac Services Holdings, Ltd. (d)	74,000	153,045
Sungrow Power Supply Co., Ltd. Class A	5,100	117,251
Sunny Optical Technology Group Co., Ltd.	56,200	1,478,520
TAL Education Group ADR (a)	27,796	134,533
Tencent Holdings, Ltd.	392,500	23,263,666
Tencent Music Entertainment Group ADR (a)	38,492	279,067
Thunder Software Technology Co., Ltd. Class A	4,600	89,227
Tianjin 712 Communication & Broadcasting Co., Ltd. Class A	10,800	61,513
Tingyi Cayman Islands Holding Corp.	346,000	643,585
Tongcheng-Elong Holdings, Ltd. (a)	129,200	312,351
Tongwei Co., Ltd. Class A	10,100	79,717
Topchoice Medical Corp. Class A (a)	500	23,398
TravelSky Technology, Ltd. Class H	56,000	107,905
Trip.com Group, Ltd. ADR (a)	32,674	1,004,726
Tsingtao Brewery Co., Ltd. Class H	60,000	470,156
Up Fintech Holding, Ltd. ADR (a)(b)	4,410	46,702
Venus MedTech Hangzhou, Inc. Class H (a)(b)(d)	21,500	111,026
Vipshop Holdings, Ltd. ADR (a)	42,090	468,883
Walvax Biotechnology Co., Ltd. Class A	61,398	601,042
Wangfujing Group Co., Ltd. Class A	2,500	11,505
Want Want China Holdings, Ltd.	173,000	130,895
Weibo Corp. ADR (a)	6,693	317,851
Weimob, Inc. (a)(b)(d)	141,000	204,310
Wens Foodstuffs Group Co., Ltd. Class A	16,980	38,070
Wharf Holdings, Ltd.	12,000	39,848
Will Semiconductor Co., Ltd. Class A	6,000	225,544
Winning Health Technology Group Co., Ltd. Class A	86,440	194,604
Wuhan Guide Infrared Co., Ltd. Class A	86,132	312,018
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	22,800	74,151
Wuliangye Yibin Co., Ltd. Class A	17,000	577,879
See accompanying notes to financial statements.
34

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
WuXi AppTec Co., Ltd. Class A	22,802	$ 539,843
Wuxi Biologics Cayman, Inc. (a)(d)	233,000	3,786,233
Wuxi Shangji Automation Co., Ltd. Class A	2,100	90,944
Xiaomi Corp. Class B (a)(d)	902,000	2,473,804
Xinyi Solar Holdings, Ltd.	286,961	588,324
XPeng, Inc. ADR (a)	24,995	888,322
Yadea Group Holdings, Ltd. (d)	92,000	150,327
Yantai Eddie Precision Machinery Co., Ltd. Class A	12,180	67,977
Yanzhou Coal Mining Co., Ltd. Class H	344,000	651,354
Yealink Network Technology Corp., Ltd. Class A	21,350	268,777
Yifeng Pharmacy Chain Co., Ltd. Class A	3,822	30,841
Yihai International Holding, Ltd. (a)(b)	21,000	116,942
Yonyou Network Technology Co., Ltd. Class A	19,330	99,226
Yum China Holdings, Inc.	26,178	1,521,204
Yunda Holding Co., Ltd. Class A	11,570	34,509
Yunnan Energy New Material Co., Ltd. Class A	3,400	147,569
Zai Lab, Ltd. ADR (a)	5,101	537,594
Zhejiang Huayou Cobalt Co., Ltd. Class A	3,800	60,880
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd. Class A	12,700	115,311
ZhongAn Online P&C Insurance Co., Ltd. Class H (a)(b)(d)	33,100	136,275
Zhongjin Gold Corp., Ltd. Class A	94,600	122,684
Zhongsheng Group Holdings, Ltd.	24,500	197,331
Zhuzhou CRRC Times Electric Co. Class H (a)	78,100	360,671
Zijin Mining Group Co., Ltd. Class H	918,000	1,134,433
ZTE Corp. Class H	69,000	226,908
ZTO Express Cayman, Inc. ADR	15,416	472,655
		180,459,201
COLOMBIA — 0.1%
Bancolombia SA ADR (b)	35,182	1,218,001
DENMARK — 1.8%
Ambu A/S Class B	11,643	344,512
AP Moller - Maersk A/S Class B	833	2,257,088
Chr. Hansen Holding A/S	2,093	171,065
Coloplast A/S Class B	4,756	746,079
Danske Bank A/S	67,150	1,135,023
DSV A/S	20,762	4,984,938
Genmab A/S (a)	5,338	2,337,003
GN Store Nord A/S	2,788	193,410
Novo Nordisk A/S Class B	131,110	12,698,018
Novozymes A/S Class B	14,550	997,802
Orsted A/S (d)	7,583	1,003,172
See accompanying notes to financial statements.
35

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Pandora A/S	8,785	$ 1,067,985
Vestas Wind Systems A/S	89,393	3,587,646
		31,523,741
EGYPT — 0.0% (f)
Commercial International Bank Egypt SAE (a)	306,358	831,376
Fawry for Banking & Payment Technology Services SAE (a)	100,605	90,941
		922,317
FINLAND — 0.8%
Elisa Oyj	10,539	655,168
Fortum Oyj	11,638	354,596
Kone Oyj Class B	31,228	2,199,731
Neste Oyj	28,230	1,602,159
Nokia Oyj (a)(c)	209,728	1,156,743
Nokia Oyj (a)(c)	111,120	611,073
Nordea Bank Abp (b)(c)	216,945	2,804,634
Nordea Bank Abp (c)	3,339	43,503
Sampo Oyj Class A	32,997	1,640,959
Stora Enso Oyj Class R	69,555	1,166,035
UPM-Kymmene Oyj	60,258	2,144,664
Wartsila OYJ Abp	32,805	393,690
		14,772,955
FRANCE — 6.9%
Accor SA (a)	24,840	890,998
Adevinta ASA (a)	14,161	243,337
Air Liquide SA	40,262	6,466,371
Airbus SE (a)	40,022	5,338,740
Alstom SA	27,631	1,051,954
AXA SA	127,579	3,561,152
BioMerieux	678	77,445
BNP Paribas SA	75,257	4,835,427
Bouygues SA	23,950	996,471
Capgemini SE	15,568	3,250,362
Carrefour SA	70,301	1,266,534
Cie de Saint-Gobain	35,782	2,415,187
Cie Generale des Etablissements Michelin SCA	12,082	1,859,523
Credit Agricole SA	85,236	1,180,077
Danone SA	49,568	3,392,236
Dassault Systemes SE	45,388	2,391,569
Edenred	12,548	678,117
Electricite de France SA	6,695	84,497
See accompanying notes to financial statements.
36

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Engie SA	92,916	$ 1,221,363
EssilorLuxottica SA	21,018	4,031,383
Faurecia SE (c)	1,016	48,160
Faurecia SE (c)	1,367	64,876
Hermes International	1,027	1,424,124
Kering SA	6,134	4,379,144
Klepierre SA REIT (a)	10,468	235,844
La Francaise des Jeux SAEM (d)	369	19,026
Legrand SA	19,882	2,137,399
L'Oreal SA	19,352	8,003,432
LVMH Moet Hennessy Louis Vuitton SE	19,593	14,080,801
Orange SA	172,422	1,868,796
Pernod Ricard SA	18,338	4,052,914
Publicis Groupe SA	27,425	1,851,748
Renault SA (a)	6,834	244,697
Safran SA	22,479	2,856,866
Sanofi	81,415	7,839,089
Sartorius Stedim Biotech	1,017	570,114
Schneider Electric SE	44,028	7,342,677
Societe Generale SA	39,365	1,240,692
Sodexo SA (a)	12,532	1,100,626
Teleperformance	1,509	594,786
TotalEnergies SE	171,991	8,239,263
Ubisoft Entertainment SA (a)	1,297	77,984
Unibail-Rodamco-Westfield REIT (a)(c)	50,434	194,542
Unibail-Rodamco-Westfield REIT (a)(c)	6,321	466,062
Valeo	16,986	477,384
Veolia Environnement SA	42,492	1,303,052
Vinci SA	40,351	4,215,846
Vivendi SE	92,826	1,173,167
Worldline SA (a)(d)	8,111	620,510
		121,956,364
GERMANY — 5.6%
adidas AG	14,690	4,627,388
Allianz SE	32,097	7,247,818
BASF SE	66,977	5,111,474
Bayer AG	70,902	3,862,489
Bayerische Motoren Werke AG	25,585	2,453,978
Commerzbank AG (a)	53,387	356,078
Continental AG (a)	6,941	762,517
Covestro AG (d)	12,361	850,092
Daimler AG	61,302	5,450,645
See accompanying notes to financial statements.
37

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Deutsche Bank AG (a)	131,221	$ 1,678,643
Deutsche Boerse AG	19,670	3,202,915
Deutsche Lufthansa AG (a)(b)	27,142	186,819
Deutsche Post AG	89,864	5,673,977
Deutsche Telekom AG	267,822	5,399,585
Deutsche Wohnen SE	7,047	432,204
E.ON SE	171,126	2,095,914
Fresenius Medical Care AG & Co. KGaA	20,076	1,416,034
Fresenius SE & Co. KGaA	30,002	1,444,206
HelloFresh SE (a)	11,130	1,031,413
Henkel AG & Co. KGaA Preference Shares	7,581	704,461
Infineon Technologies AG	57,816	2,380,383
Merck KGaA	17,040	3,705,808
MTU Aero Engines AG	1,428	323,383
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	13,466	3,697,161
Porsche Automobil Holding SE Preference Shares	10,963	1,091,917
Puma SE	6,058	676,957
RWE AG	44,147	1,563,065
SAP SE	77,342	10,476,598
Sartorius AG Preference Shares	1,840	1,172,431
Scout24 AG (d)	1,635	113,617
Siemens AG	59,188	9,735,135
Siemens Energy AG (a)	30,708	826,733
Siemens Healthineers AG (d)	19,417	1,264,237
Symrise AG	9,219	1,214,278
TeamViewer AG (a)(d)	7,258	213,572
United Internet AG	5,960	232,225
Vitesco Technologies Group AG Class A (a)	1,388	82,052
Volkswagen AG	4,397	1,365,702
Volkswagen AG Preference Shares	9,841	2,208,508
Vonovia SE	26,829	1,613,751
Zalando SE (a)(d)	7,236	665,190
		98,611,353
GREECE — 0.1%
Hellenic Telecommunications Organization SA	2,743	51,563
JUMBO SA	29,621	484,386
OPAP SA	48,906	758,373
		1,294,322
HONG KONG — 1.8%
AIA Group, Ltd.	843,800	9,749,932
See accompanying notes to financial statements.
38

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Alibaba Pictures Group, Ltd. (a)(b)	920,000	$ 104,000
China Huishan Dairy Holdings Co., Ltd. (a)(b)(e)	1,418,000	—
China Youzan, Ltd. (a)	1,192,000	150,059
CK Asset Holdings, Ltd.	116,832	676,861
CLP Holdings, Ltd.	105,000	1,011,606
Hang Lung Properties, Ltd.	408,000	930,816
Hang Seng Bank, Ltd.	58,000	995,395
Henderson Land Development Co., Ltd.	245,317	940,661
Hong Kong & China Gas Co., Ltd.	797,057	1,208,182
Hong Kong Exchanges & Clearing, Ltd.	97,540	6,011,791
Jardine Matheson Holdings, Ltd.	3,800	201,552
Link REIT	289,717	2,484,198
Melco Resorts & Entertainment, Ltd. ADR (a)	12,831	131,389
New World Development Co., Ltd.	178,601	730,725
Sino Biopharmaceutical, Ltd.	1,366,500	1,133,974
SSY Group, Ltd.	342,000	184,956
Sun Hung Kai Properties, Ltd.	121,685	1,522,499
Swire Pacific, Ltd. Class A	86,006	511,530
Techtronic Industries Co., Ltd.	130,500	2,600,059
Vinda International Holdings, Ltd. (b)	10,000	29,545
WH Group, Ltd. (d)	277,205	197,631
Wharf Real Estate Investment Co., Ltd.	12,000	62,122
		31,569,483
HUNGARY — 0.1%
MOL Hungarian Oil & Gas PLC	83,701	697,804
OTP Bank Nyrt (a)	24,586	1,443,675
		2,141,479
INDIA — 3.5%
ACC, Ltd.	14,321	434,969
Adani Enterprises, Ltd.	19,118	378,123
Adani Green Energy, Ltd. (a)	32,018	494,585
Adani Ports & Special Economic Zone, Ltd.	53,542	532,264
Adani Total Gas, Ltd.	19,822	380,044
Adani Transmission, Ltd. (a)	22,527	472,983
Ambuja Cements, Ltd.	138,054	744,323
Apollo Hospitals Enterprise, Ltd.	7,112	429,398
Asian Paints, Ltd.	19,266	842,160
Aurobindo Pharma, Ltd.	31,018	302,878
Avenue Supermarts, Ltd. (a)(d)	7,283	417,018
Axis Bank, Ltd. (a)	152,023	1,569,947
Bajaj Auto, Ltd.	6,312	325,913
See accompanying notes to financial statements.
39

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Bajaj Finserv, Ltd.	3,147	$ 754,099
Balkrishna Industries, Ltd.	4,989	170,292
Bandhan Bank, Ltd. (d)	55,112	210,120
Bharat Electronics, Ltd.	130,394	356,518
Bharat Forge, Ltd.	11,592	115,166
Bharat Petroleum Corp., Ltd.	49,318	287,161
Bharti Airtel, Ltd.	150,667	1,397,112
Biocon, Ltd. (a)	26,973	131,799
Cholamandalam Investment & Finance Co., Ltd.	51,979	395,125
Cipla, Ltd.	19,611	259,855
Dabur India, Ltd.	65,189	541,913
Divi's Laboratories, Ltd.	8,417	544,147
DLF, Ltd.	79,536	447,037
Dr Reddy's Laboratories, Ltd. ADR	19,745	1,286,189
Eicher Motors, Ltd.	10,592	398,152
Godrej Consumer Products, Ltd. (a)	42,211	585,674
HCL Technologies, Ltd.	86,470	1,490,589
HDFC Life Insurance Co., Ltd. (d)	64,807	630,717
Hero MotoCorp, Ltd.	1,789	68,268
Hindalco Industries, Ltd.	118,835	781,187
Hindustan Petroleum Corp., Ltd.	60,636	245,068
Hindustan Unilever, Ltd.	80,043	2,913,478
ICICI Bank, Ltd. ADR	163,011	3,076,018
ICICI Lombard General Insurance Co., Ltd. (d)	23,060	493,804
Indian Oil Corp., Ltd.	58,263	98,351
Indraprastha Gas, Ltd.	14,425	103,600
Indus Towers, Ltd.	74,012	307,804
Info Edge India, Ltd.	8,783	760,998
Infosys, Ltd. ADR	297,890	6,628,052
Ipca Laboratories, Ltd.	11,049	358,937
ITC, Ltd.	202,020	642,714
JSW Steel, Ltd.	58,265	524,583
Jubilant Foodworks, Ltd.	11,747	639,500
Kotak Mahindra Bank, Ltd.	33,736	911,489
Larsen & Toubro Infotech, Ltd. (d)	6,699	520,302
Lupin, Ltd.	24,630	315,758
Mahindra & Mahindra, Ltd. GDR	54,324	586,699
Marico, Ltd.	102,719	757,653
Maruti Suzuki India, Ltd.	4,783	472,842
Motherson Sumi Systems, Ltd.	71,714	218,299
Muthoot Finance, Ltd.	16,548	323,324
Nestle India, Ltd.	4,467	1,170,230
See accompanying notes to financial statements.
40

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Petronet LNG, Ltd.	33,029	$ 106,148
PI Industries, Ltd.	6,526	279,437
Piramal Enterprises, Ltd.	8,304	290,398
Power Grid Corp. of India, Ltd.	127,391	325,911
REC, Ltd.	18,724	39,818
Reliance Industries, Ltd. GDR (d)	112,539	7,663,906
SBI Life Insurance Co., Ltd. (d)	36,900	604,051
Shree Cement, Ltd.	2,160	841,027
Shriram Transport Finance Co., Ltd.	32,835	574,554
State Bank of India	118,984	726,143
Sun Pharmaceutical Industries, Ltd.	60,364	665,425
Tata Consultancy Services, Ltd.	55,029	2,799,027
Tata Consumer Products, Ltd.	36,222	397,026
Tata Motors, Ltd. ADR (a)(b)	39,987	896,109
Tata Steel, Ltd.	42,154	731,970
Tech Mahindra, Ltd.	44,335	824,612
Torrent Pharmaceuticals, Ltd.	1,161	48,261
Trent, Ltd.	12,396	171,317
UltraTech Cement, Ltd.	7,225	719,906
United Spirits, Ltd. (a)	55,661	639,714
UPL, Ltd.	46,232	440,785
Vedanta, Ltd.	45,860	177,719
Wipro, Ltd.	91,863	784,754
Yes Bank, Ltd. (a)	850,950	143,874
		61,137,120
INDONESIA — 0.4%
Adaro Energy Tbk PT	399,300	49,102
Astra International Tbk PT	2,038,900	783,507
Bank Central Asia Tbk PT	699,000	1,709,345
Bank Mandiri Persero Tbk PT	1,661,100	713,765
Bank Rakyat Indonesia Persero Tbk PT	6,071,176	1,633,120
Barito Pacific Tbk PT	562,800	37,946
Charoen Pokphand Indonesia Tbk PT	1,254,500	563,156
Gudang Garam Tbk PT	100,700	229,016
Indah Kiat Pulp & Paper Tbk PT	162,300	97,238
Merdeka Copper Gold Tbk PT (a)	484,700	85,341
Telkom Indonesia Persero Tbk PT	5,058,200	1,304,088
United Tractors Tbk PT	52,200	94,826
		7,300,450
IRELAND — 0.5%
CRH PLC	72,911	3,427,328
See accompanying notes to financial statements.
41

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Flutter Entertainment PLC (a)	9,125	$ 1,809,454
Kerry Group PLC Class A	17,384	2,337,074
Kingspan Group PLC	1,772	176,615
Smurfit Kappa Group PLC	18,110	952,462
		8,702,933
ISRAEL — 0.5%
Bank Hapoalim BM	221,433	1,956,152
Bank Leumi Le-Israel BM	244,002	2,079,139
Check Point Software Technologies, Ltd. (a)	6,343	717,013
Nice, Ltd. (a)	8,201	2,287,837
Teva Pharmaceutical Industries, Ltd. ADR (a)	75,329	733,705
Wix.com, Ltd. (a)	3,415	669,238
		8,443,084
ITALY — 1.1%
Assicurazioni Generali SpA	93,472	1,992,177
Atlantia SpA (a)	52,182	990,300
DiaSorin SpA	642	134,933
Enel SpA	533,608	4,113,145
Eni SpA	183,889	2,460,662
Ferrari NV	13,255	2,779,732
FinecoBank Banca Fineco SpA (a)	1,408	25,570
Intesa Sanpaolo SpA	962,637	2,737,243
Mediobanca Banca di Credito Finanziario SpA (a)	63,948	773,735
Snam SpA	181,240	1,007,391
Telecom Italia SpA	1,186,882	466,857
UniCredit SpA	123,404	1,644,719
		19,126,464
JAPAN — 15.1%
Acom Co., Ltd. (b)	47,400	174,179
Advantest Corp.	5,400	485,431
Aeon Co., Ltd.	59,600	1,570,459
AGC, Inc.	24,000	1,243,289
Aisin Corp.	21,100	769,680
Ajinomoto Co., Inc.	23,200	687,423
Asahi Group Holdings, Ltd.	47,400	2,302,984
Asahi Intecc Co., Ltd.	4,200	115,564
Asahi Kasei Corp.	140,300	1,504,539
Astellas Pharma, Inc.	180,500	2,980,697
Bandai Namco Holdings, Inc.	4,300	323,728
Bridgestone Corp.	56,600	2,691,639
See accompanying notes to financial statements.
42

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Canon, Inc. (b)	78,100	$ 1,918,289
Capcom Co., Ltd.	6,800	189,236
Central Japan Railway Co.	9,200	1,473,896
Chiba Bank, Ltd.	171,600	1,121,187
Chubu Electric Power Co., Inc.	78,300	927,389
Chugai Pharmaceutical Co., Ltd.	32,700	1,202,492
Concordia Financial Group, Ltd.	198,700	787,142
CyberAgent, Inc.	11,800	229,073
Dai-ichi Life Holdings, Inc.	57,200	1,267,807
Daiichi Sankyo Co., Ltd.	125,400	3,348,683
Daikin Industries, Ltd.	17,400	3,814,510
Daiwa House REIT Investment Corp.	64	187,282
Daiwa Securities Group, Inc.	193,100	1,131,688
Denso Corp.	39,500	2,600,291
Dentsu Group, Inc.	2,200	84,885
East Japan Railway Co.	24,200	1,700,886
Eisai Co., Ltd.	18,400	1,384,597
ENEOS HoldingS, Inc.	311,408	1,272,426
FANUC Corp.	16,000	3,522,653
Fast Retailing Co., Ltd.	4,100	3,030,858
FUJIFILM Holdings Corp.	35,600	3,075,495
Fujitsu, Ltd.	18,400	3,349,352
GLP J-REIT	238	390,783
GMO Payment Gateway, Inc.	1,500	190,634
Hitachi, Ltd.	72,900	4,338,391
Honda Motor Co., Ltd.	109,700	3,396,939
Hoya Corp.	31,700	4,964,889
Idemitsu Kosan Co., Ltd.	12,500	330,047
Inpex Corp.	77,700	610,040
ITOCHU Corp. (b)	123,500	3,627,242
Japan Exchange Group, Inc.	34,100	848,107
Japan Metropolitan Fund Invest REIT	1,216	1,169,409
Japan Real Estate Investment Corp. REIT	223	1,335,102
Japan Tobacco, Inc.	78,400	1,538,839
JFE Holdings, Inc.	42,900	652,488
JSR Corp.	41,700	1,515,514
Kajima Corp.	87,800	1,134,731
Kakaku.com, Inc.	2,700	87,721
Kansai Electric Power Co., Inc.	101,200	984,563
Kao Corp.	39,600	2,361,981
KDDI Corp.	120,200	3,976,323
Keyence Corp.	10,400	6,245,127
See accompanying notes to financial statements.
43

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Kintetsu Group Holdings Co., Ltd. (a)	30,800	$ 1,042,079
Kirin Holdings Co., Ltd.	12,700	236,186
Komatsu, Ltd.	79,200	1,913,009
Kose Corp.	2,200	263,823
Kubota Corp.	107,800	2,308,171
Kyocera Corp.	40,700	2,553,439
Lasertec Corp.	3,200	733,928
Lixil Corp.	41,000	1,196,101
M3, Inc.	28,300	2,027,099
Makita Corp.	30,800	1,697,692
Marubeni Corp.	184,100	1,539,790
Mazda Motor Corp. (a)	17,400	152,206
McDonald's Holdings Co. Japan, Ltd.	2,400	113,144
MEIJI Holdings Co., Ltd.	3,200	206,785
Mercari, Inc. (a)(b)	3,500	193,233
Mitsubishi Chemical Holdings Corp.	157,400	1,443,862
Mitsubishi Corp.	113,500	3,597,007
Mitsubishi Electric Corp.	182,100	2,541,158
Mitsubishi Estate Co., Ltd.	130,518	2,082,790
Mitsubishi Heavy Industries, Ltd.	33,000	894,394
Mitsubishi UFJ Financial Group, Inc.	772,400	4,554,443
Mitsui & Co., Ltd.	131,800	2,910,645
Mitsui Chemicals, Inc.	32,900	1,110,181
Mitsui Fudosan Co., Ltd.	24,300	580,957
Mizuho Financial Group, Inc.	115,680	1,642,796
MonotaRO Co., Ltd.	8,400	190,021
MS&AD Insurance Group Holdings, Inc.	60,000	2,019,807
Murata Manufacturing Co., Ltd.	53,500	4,775,801
NEC Corp.	20,300	1,104,378
Nexon Co., Ltd.	25,500	412,982
Nidec Corp.	35,300	3,929,429
Nihon M&A Center, Inc.	8,200	242,160
Nintendo Co., Ltd.	7,900	3,845,387
Nippon Building Fund, Inc. REIT	38	246,919
Nippon Paint Holdings Co., Ltd.	28,600	311,953
Nippon Prologis REIT, Inc.	173	577,571
Nippon Steel Corp.	65,600	1,195,881
Nippon Telegraph & Telephone Corp.	109,000	3,013,802
Nippon Yusen KK	17,400	1,317,768
Nissan Motor Co., Ltd. (a)	190,200	958,202
Nitori Holdings Co., Ltd.	4,100	812,467
Nitto Denko Corp.	18,300	1,308,842
See accompanying notes to financial statements.
44

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Nomura Holdings, Inc.	221,900	$ 1,100,998
Nomura Real Estate Master Fund, Inc. REIT	79	113,712
Nomura Research Institute, Ltd.	4,500	166,973
NTT Data Corp.	101,800	1,975,326
Obayashi Corp.	143,000	1,190,652
Obic Co., Ltd.	2,200	421,367
Olympus Corp.	55,500	1,221,920
Ono Pharmaceutical Co., Ltd.	23,400	535,426
Oriental Land Co., Ltd.	9,400	1,527,421
ORIX Corp.	121,800	2,303,365
Orix JREIT, Inc.	48	83,460
Osaka Gas Co., Ltd.	72,900	1,338,760
Otsuka Holdings Co., Ltd.	17,400	746,527
Panasonic Corp.	199,900	2,490,352
Rakuten Group, Inc.	54,600	528,995
Recruit Holdings Co., Ltd.	67,000	4,102,568
Resona Holdings, Inc.	60,000	241,344
Rohm Co., Ltd.	17,400	1,659,296
Ryohin Keikaku Co., Ltd.	17,500	392,113
SBI Holdings, Inc. (b)	18,600	460,270
Secom Co., Ltd.	18,400	1,336,278
Seven & i Holdings Co., Ltd.	60,800	2,770,943
SG Holdings Co., Ltd.	11,800	336,312
Sharp Corp.	38,300	486,409
Shimano, Inc.	2,300	678,199
Shin-Etsu Chemical Co., Ltd.	28,900	4,895,452
Shionogi & Co., Ltd.	17,400	1,193,633
Shiseido Co., Ltd.	21,500	1,452,346
Shizuoka Bank, Ltd. (b)	157,100	1,296,788
SMC Corp.	4,200	2,638,010
Softbank Corp.	8,500	115,378
SoftBank Group Corp.	87,400	5,075,976
Sompo Holdings, Inc.	35,700	1,561,745
Sony Group Corp.	90,300	10,080,094
Subaru Corp.	22,100	411,695
Sumitomo Chemical Co., Ltd.	198,700	1,041,806
Sumitomo Corp.	101,700	1,441,529
Sumitomo Electric Industries, Ltd.	78,400	1,051,189
Sumitomo Mitsui Financial Group, Inc.	64,300	2,272,903
Sumitomo Mitsui Trust Holdings, Inc.	18,300	632,607
Suzuki Motor Corp.	17,500	783,442
Sysmex Corp.	11,600	1,448,246
See accompanying notes to financial statements.
45

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
T&D Holdings, Inc.	41,400	$ 574,758
Takeda Pharmaceutical Co., Ltd.	113,999	3,779,362
TDK Corp.	52,200	1,892,440
Terumo Corp.	69,800	3,306,233
Tohoku Electric Power Co., Inc.	41,800	307,951
Tokio Marine Holdings, Inc.	58,400	3,151,480
Tokyo Electric Power Co. Holdings, Inc. (a)	138,300	396,648
Tokyo Electron, Ltd.	10,400	4,629,783
Tokyo Gas Co., Ltd.	63,300	1,179,482
Tokyu Corp.	95,400	1,424,480
TOPPAN, INC.	64,800	1,105,215
Toray Industries, Inc.	198,700	1,275,455
Toshiba Corp.	32,500	1,373,404
Toyota Motor Corp.	703,500	12,610,352
Toyota Tsusho Corp.	32,500	1,385,055
Unicharm Corp.	9,500	421,380
United Urban Investment Corp. REIT	17	22,976
Welcia Holdings Co., Ltd.	1,400	50,316
West Japan Railway Co.	18,100	915,747
Yakult Honsha Co., Ltd.	3,400	172,476
Yamada Holdings Co., Ltd.	120,500	507,596
Yamaha Corp.	25,800	1,630,204
Yamaha Motor Co., Ltd.	38,600	1,079,382
Z Holdings Corp.	262,100	1,685,944
ZOZO, Inc.	10,800	406,059
		266,852,890
KUWAIT — 0.1%
Agility Public Warehousing Co. KSC	23,380	76,357
Boubyan Bank KSCP (a)	367,454	935,692
Kuwait Finance House KSCP	51,824	141,244
Mabanee Co. KPSC	178,925	456,805
Mobile Telecommunications Co. KSCP	171,026	339,670
		1,949,768
LUXEMBOURG — 0.1%
ArcelorMittal SA	31,882	977,688
Eurofins Scientific SE	3,968	509,721
		1,487,409
MACAU — 0.1%
Galaxy Entertainment Group, Ltd. (a)	171,000	878,652
Sands China, Ltd. (a)	232,800	478,480
See accompanying notes to financial statements.
46

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
SJM Holdings, Ltd. (a)(b)	172,000	$ 117,103
Wynn Macau, Ltd. (a)(b)	68,400	57,288
		1,531,523
MALAYSIA — 0.3%
AMMB Holdings Bhd (a)	227,100	172,502
CIMB Group Holdings Bhd	501,565	572,669
Dialog Group Bhd	950,800	542,795
Fraser & Neave Holdings Bhd	5,000	31,888
Genting Bhd	203,800	245,349
Genting Malaysia Bhd	597,000	427,804
Hartalega Holdings Bhd	153,300	225,199
Hong Leong Financial Group Bhd	41,439	181,138
Kossan Rubber Industries	179,000	98,767
Malaysia Airports Holdings Bhd (a)	203,500	335,399
Petronas Chemicals Group Bhd	18,000	37,406
Petronas Dagangan Bhd	3,800	17,355
PPB Group Bhd	147,940	648,794
Press Metal Aluminium Holdings Bhd	238,300	326,727
Public Bank Bhd	561,400	545,778
QL Resources Bhd	37,700	48,448
RHB Bank Bhd	129,254	168,572
Supermax Corp. Bhd	120,057	68,538
Tenaga Nasional Bhd	173,100	400,241
Top Glove Corp. Bhd	384,700	264,645
Westports Holdings Bhd	335,900	361,053
		5,721,067
MEXICO — 0.6%
America Movil SAB de CV Series L	2,880,444	2,560,145
Cemex SAB de CV Series CPO (a)	1,682,000	1,219,060
Fomento Economico Mexicano SAB de CV	210,091	1,832,832
Grupo Financiero Banorte SAB de CV Series O	265,861	1,715,554
Grupo Mexico SAB de CV Class B	235,135	942,966
Grupo Televisa SAB Series CPO	295,837	655,480
Industrias Penoles SAB de CV (a)	16,896	200,092
Kimberly-Clark de Mexico SAB de CV Class A	330,039	546,035
Wal-Mart de Mexico SAB de CV	313,023	1,068,525
		10,740,689
NETHERLANDS — 3.8%
Adyen NV (a)(d)	1,410	3,946,399
Akzo Nobel NV	20,210	2,210,604
See accompanying notes to financial statements.
47

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Argenx SE (a)	1,606	$ 483,000
ASML Holding NV	30,248	22,642,618
Heineken NV	25,491	2,664,760
ING Groep NV (b)	246,860	3,595,685
Koninklijke Ahold Delhaize NV	101,014	3,364,011
Koninklijke DSM NV	19,630	3,930,095
Koninklijke KPN NV	481,048	1,513,641
Koninklijke Philips NV	86,052	3,823,647
Royal Dutch Shell PLC Class A	252,885	5,643,179
Royal Dutch Shell PLC Class B	277,667	6,175,977
Universal Music Group NV (a)	92,826	2,486,728
Wolters Kluwer NV	37,008	3,927,905
		66,408,249
NEW ZEALAND — 0.2%
a2 Milk Co., Ltd. (a)(b)	58,183	258,084
Fisher & Paykel Healthcare Corp., Ltd.	27,958	617,179
Meridian Energy, Ltd.	232,570	790,962
Spark New Zealand, Ltd.	181,974	600,056
Xero, Ltd. (a)	6,396	642,201
		2,908,482
NORWAY — 0.4%
DNB Bank ASA	108,251	2,479,570
Equinor ASA	91,670	2,338,154
Norsk Hydro ASA	152,577	1,145,212
Telenor ASA	77,923	1,314,896
		7,277,832
PERU — 0.1%
Cia de Minas Buenaventura SAA ADR (a)(b)	19,585	132,395
Credicorp, Ltd.	7,559	838,595
		970,990
PHILIPPINES — 0.1%
Ayala Land, Inc.	500,900	328,958
BDO Unibank, Inc.	42,067	91,210
Globe Telecom, Inc.	2,540	148,586
GT Capital Holdings, Inc.	7,978	79,764
JG Summit Holdings, Inc.	236,641	301,542
Jollibee Foods Corp.	97,630	392,357
Metro Pacific Investments Corp.	3,360,500	240,459
PLDT, Inc. ADR (b)	16,492	537,145
SM Prime Holdings, Inc.	604,400	388,044
See accompanying notes to financial statements.
48

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Universal Robina Corp.	57,280	$ 152,604
		2,660,669
POLAND — 0.1%
Allegro.eu SA (a)(d)	10,276	149,693
CD Projekt SA	6,957	336,003
LPP SA	48	178,886
Orange Polska SA (a)	96,242	194,605
Polski Koncern Naftowy ORLEN SA	18,571	383,555
Powszechna Kasa Oszczednosci Bank Polski SA (a)	50,242	534,396
Santander Bank Polska SA (a)	3,787	286,272
		2,063,410
PORTUGAL — 0.1%
EDP - Energias de Portugal SA	184,218	968,220
Jeronimo Martins SGPS SA	21,543	429,687
		1,397,907
QATAR — 0.1%
Commercial Bank PQSC	297,080	501,715
Qatar Electricity & Water Co. QSC	110,213	512,471
Qatar National Bank QPSC	256,474	1,348,936
		2,363,122
ROMANIA — 0.0% (f)
NEPI Rockcastle PLC	30,391	211,172
RUSSIA — 1.0%
Coca-Cola HBC AG (a)	12,949	418,860
Gazprom PJSC ADR (b)	442,317	4,416,978
LUKOIL PJSC ADR	41,811	3,957,829
Magnit PJSC GDR	15,234	256,693
MMC Norilsk Nickel PJSC ADR (b)	42,693	1,277,375
Mobile TeleSystems PJSC ADR	93,952	905,697
Novatek PJSC GDR	6,496	1,715,594
Sberbank of Russia PJSC ADR	125,984	2,371,019
Surgutneftegas PJSC ADR	131,008	712,683
Tatneft PJSC ADR	36,043	1,579,404
		17,612,132
SAUDI ARABIA — 1.0%
Abdullah Al Othaim Markets Co.	14,680	440,709
Advanced Petrochemical Co.	21,307	426,061
Al Rajhi Bank	60,736	1,985,292
Alinma Bank	12,664	81,034
See accompanying notes to financial statements.
49

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Arab National Bank	31,015	$ 189,859
Bank AlBilad (a)	66,339	723,402
Bank Al-Jazira	13,682	67,193
Banque Saudi Fransi	24,917	277,025
Bupa Arabia for Cooperative Insurance Co.	16,154	642,594
Co. for Cooperative Insurance	19,143	441,483
Dar Al Arkan Real Estate Development Co. (a)	75,945	208,557
Delivery Hero SE (a)(d)	8,231	1,053,618
Dr Sulaiman Al Habib Medical Services Group Co.	8,682	402,770
Emaar Economic City (a)	551,749	1,956,505
Etihad Etisalat Co.	57,728	480,207
Jarir Marketing Co.	25,339	1,416,017
Mobile Telecommunications Co. (a)	46,684	174,254
Rabigh Refining & Petrochemical Co. (a)	33,601	250,841
Riyad Bank	76,449	550,330
SABIC Agri-Nutrients Co.	9,512	438,738
Sahara International Petrochemical Co.	10,553	123,236
Saudi Arabian Mining Co. (a)	24,618	550,028
Saudi British Bank	25,793	227,968
Saudi Cement Co.	32,019	536,111
Saudi Electricity Co.	81,061	581,369
Saudi Industrial Investment Group	15,487	168,467
Saudi Kayan Petrochemical Co. (a)	14,474	79,187
Saudi National Bank	107,146	1,754,010
Saudi Telecom Co.	20,150	682,286
Savola Group	19,637	196,333
		17,105,484
SINGAPORE — 0.8%
Ascendas Real Estate Investment Trust	85,300	188,494
CapitaLand Integrated Commercial Trust REIT	146,640	219,269
Capitaland Investment, Ltd. (a)	419,856	1,051,495
DBS Group Holdings, Ltd.	194,168	4,336,457
Mapletree Logistics Trust REIT	169,800	255,150
Singapore Exchange, Ltd.	236,000	1,734,885
Singapore Telecommunications, Ltd.	853,900	1,547,285
United Overseas Bank, Ltd.	202,629	3,858,250
Venture Corp., Ltd.	5,700	75,449
		13,266,734
SOUTH AFRICA — 1.0%
Anglo American Platinum, Ltd.	5,936	514,655
Anglo American PLC	96,566	3,414,621
See accompanying notes to financial statements.
50

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Aspen Pharmacare Holdings, Ltd. (b)	34,817	$ 626,984
Bid Corp., Ltd. (a)	23,331	500,287
Bidvest Group, Ltd. (b)	28,397	369,944
Capitec Bank Holdings, Ltd.	7,489	905,499
Discovery, Ltd. (a)	76,508	696,073
Exxaro Resources, Ltd. (b)	21,019	224,971
FirstRand, Ltd.	360,328	1,545,016
Gold Fields, Ltd.	76,756	628,945
Harmony Gold Mining Co., Ltd.	24,819	77,385
Impala Platinum Holdings, Ltd. (b)	43,761	499,332
Mr. Price Group, Ltd.	31,449	420,616
MTN Group, Ltd. (a)	126,266	1,186,372
MultiChoice Group, Ltd.	33,200	251,940
Naspers, Ltd. Class N	12,145	2,012,139
Nedbank Group, Ltd.	15,708	182,774
Old Mutual, Ltd. (b)	230,120	251,949
Rand Merchant Investment Holdings, Ltd. (b)	36,650	91,595
Remgro, Ltd.	38,919	351,422
Sanlam, Ltd.	228,472	970,683
Sasol, Ltd. (a)	31,805	603,396
Sibanye Stillwater, Ltd.	152,592	471,823
Standard Bank Group, Ltd.	111,936	1,065,271
Woolworths Holdings, Ltd. (b)	62,389	244,912
		18,108,604
SOUTH KOREA — 3.7%
Alteogen, Inc. (a)	1,666	102,155
Amorepacific Corp.	634	95,582
AMOREPACIFIC Group	542	22,454
BGF retail Co., Ltd.	861	123,987
Celltrion Healthcare Co., Ltd. (a)	3,441	317,944
Celltrion Pharm, Inc. (a)	1,425	176,079
Celltrion, Inc. (a)	7,934	1,738,913
CJ CheilJedang Corp.	2,300	795,481
CJ Corp.	840	70,095
Coway Co., Ltd.	3,466	217,211
Doosan Heavy Industries & Construction Co., Ltd. (a)	11,100	192,656
E-MART, Inc.	3,031	421,114
Hana Financial Group, Inc.	26,359	1,032,988
Hanmi Pharm Co., Ltd.	491	114,041
Hanwha Solutions Corp. (a)	3,182	120,400
HLB, Inc. (a)	7,461	356,036
HMM Co., Ltd. (a)	11,835	336,858
See accompanying notes to financial statements.
51

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Hotel Shilla Co., Ltd.	3,749	$ 274,209
Hyundai Engineering & Construction Co., Ltd.	3,151	136,792
Hyundai Heavy Industries Holdings Co., Ltd.	4,578	250,166
Hyundai Mobis Co., Ltd.	4,242	906,441
Hyundai Motor Co.	11,699	1,976,182
Hyundai Steel Co.	7,252	290,019
Kakao Corp.	19,520	1,945,405
KB Financial Group, Inc.	33,275	1,554,145
Kia Corp.	21,830	1,497,125
Korea Aerospace Industries, Ltd.	5,020	139,916
Korea Electric Power Corp. ADR (b)	48,416	477,866
Korea Shipbuilding & Offshore Engineering Co., Ltd. (a)	5,135	442,373
Korea Zinc Co., Ltd.	2,324	987,307
KT&G Corp.	15,091	1,034,957
LG Chem, Ltd.	2,324	1,523,162
LG Chem, Ltd. Preference Shares	639	202,656
LG Electronics, Inc.	11,477	1,235,910
LG Household & Health Care, Ltd.	1,131	1,277,151
Lotte Chemical Corp.	2,037	415,486
NAVER Corp.	11,636	3,813,149
NCSoft Corp.	1,891	963,068
Pearl Abyss Corp. (a)	4,255	288,938
POSCO ADR	23,985	1,654,246
Samsung Biologics Co., Ltd. (a)(d)	708	522,628
Samsung C&T Corp.	4,936	514,862
Samsung Electro-Mechanics Co., Ltd.	3,050	457,242
Samsung Electronics Co., Ltd. GDR	13,536	21,150,000
Samsung Electronics Co., Ltd. Preference Shares	29,664	1,743,762
Samsung Fire & Marine Insurance Co., Ltd.	4,699	932,656
Samsung Heavy Industries Co., Ltd. (a)	35,561	186,215
Samsung SDI Co., Ltd.	2,877	1,744,667
Samsung SDS Co., Ltd.	1,943	263,388
Samsung Securities Co., Ltd.	25,601	1,035,716
Seegene, Inc.	2,354	120,682
Shin Poong Pharmaceutical Co., Ltd. (b)	1,721	83,143
Shinhan Financial Group Co., Ltd.	37,289	1,272,361
SK Chemicals Co., Ltd.	521	124,970
SK Hynix, Inc.	38,579	3,356,112
SK Innovation Co., Ltd. (a)	4,292	960,625
SK Telecom Co., Ltd. ADR	19,572	589,117
SK, Inc.	3,467	784,760
		65,363,569
See accompanying notes to financial statements.
52

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
SPAIN — 1.5%
ACS Actividades de Construccion y Servicios SA	23,347	$ 634,510
Aena SME SA (a)(d)	1,019	176,319
Amadeus IT Group SA (a)	24,567	1,619,483
Banco Bilbao Vizcaya Argentaria SA (a)	425,811	2,821,303
Banco Santander SA	1,083,488	3,938,530
CaixaBank SA	85,926	267,283
Cellnex Telecom SA (d)	18,845	1,164,094
Ferrovial SA	48,923	1,430,524
Iberdrola SA	571,543	5,752,193
Industria de Diseno Textil SA	92,832	3,423,439
Naturgy Energy Group SA (b)	33,535	845,322
Repsol SA	125,417	1,642,187
Telefonica SA	414,872	1,945,862
		25,661,049
SWEDEN — 2.0%
Assa Abloy AB Class B	104,968	3,067,973
Atlas Copco AB Class B	87,016	4,460,931
Embracer Group AB (a)	19,962	192,351
Epiroc AB Class B	87,016	1,550,136
EQT AB	10,445	436,972
Essity AB Class B	5,501	171,031
Evolution AB (d)	11,039	1,684,010
H & M Hennes & Mauritz AB Class B (a)	74,102	1,510,746
Hexagon AB Class B	4,851	75,383
Husqvarna AB Class B	122,937	1,476,191
Kinnevik AB Class B (a)	1,755	62,017
Sandvik AB	98,315	2,261,058
Securitas AB Class B	65,338	1,038,486
Sinch AB (a)(d)	30,882	603,976
Skandinaviska Enskilda Banken AB Class A	116,920	1,655,862
Skanska AB Class B	65,139	1,643,264
SKF AB Class B	42,840	1,016,578
Svenska Handelsbanken AB Class A	143,574	1,613,547
Swedbank AB Class A	71,215	1,443,259
Swedish Match AB	149,399	1,309,123
Tele2 AB Class B (b)	72,003	1,068,702
Telefonaktiebolaget LM Ericsson Class B (b)	273,924	3,102,899
Telia Co. AB	158,039	652,583
Volvo AB Class B	112,418	2,532,201
		34,629,279
See accompanying notes to financial statements.
53

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
SWITZERLAND — 6.2%
ABB, Ltd.	165,026	$ 5,553,054
Adecco Group AG	16,193	816,203
Alcon, Inc.	34,872	2,842,544
Cie Financiere Richemont SA	40,954	4,276,935
Credit Suisse Group AG	137,028	1,365,212
Geberit AG	4,391	3,243,178
Givaudan SA	1,168	5,336,352
Holcim, Ltd. (a)	27,844	1,347,353
Julius Baer Group, Ltd.	14,539	971,293
Kuehne + Nagel International AG	6,362	2,178,295
Logitech International SA (b)	6,201	553,460
Lonza Group AG	5,200	3,910,940
Nestle SA	210,032	25,374,504
Novartis AG	156,624	12,899,632
Roche Holding AG	49,767	18,242,832
SGS SA	784	2,291,026
Sika AG (b)	9,355	2,976,431
Sonova Holding AG	2,389	909,656
STMicroelectronics NV	43,546	1,905,910
Swatch Group AG	4,596	1,209,539
Temenos AG	4,573	623,067
UBS Group AG	291,210	4,682,586
Zurich Insurance Group AG	12,701	5,222,816
		108,732,818
TAIWAN — 4.3%
Accton Technology Corp.	27,000	254,877
Acer, Inc.	424,000	376,662
Advantech Co., Ltd.	36,954	484,134
ASE Technology Holding Co., Ltd.	185,000	723,785
ASMedia Technology, Inc.	2,000	119,883
Asustek Computer, Inc.	36,000	420,595
AU Optronics Corp. ADR	162,843	1,024,284
Catcher Technology Co., Ltd.	43,000	258,520
Cathay Financial Holding Co., Ltd.	243,595	506,242
Chailease Holding Co., Ltd.	88,650	782,753
China Development Financial Holding Corp.	593,000	302,242
China Life Insurance Co., Ltd.	214,114	222,871
China Steel Corp.	683,000	889,894
Chunghwa Telecom Co., Ltd. ADR (b)	71,589	2,812,732
Compal Electronics, Inc.	242,000	204,993
CTBC Financial Holding Co., Ltd.	633,558	520,754
See accompanying notes to financial statements.
54

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Delta Electronics, Inc.	169,785	$ 1,535,716
E.Sun Financial Holding Co., Ltd.	1,175,021	1,109,207
Eclat Textile Co., Ltd.	18,650	406,330
Evergreen Marine Corp. Taiwan, Ltd.	156,000	705,515
Feng TAY Enterprise Co., Ltd.	54,166	418,000
Formosa Plastics Corp.	391,000	1,592,882
Foxconn Technology Co., Ltd.	24,240	61,164
Fubon Financial Holding Co., Ltd.	456,500	1,256,745
Giant Manufacturing Co., Ltd.	88,000	1,006,012
Globalwafers Co., Ltd.	28,000	798,981
Hiwin Technologies Corp.	26,866	298,452
Hon Hai Precision Industry Co., Ltd. GDR	626,088	4,764,530
Hotai Motor Co., Ltd.	14,000	293,965
Innolux Corp.	550,000	335,601
Largan Precision Co., Ltd.	7,000	550,241
MediaTek, Inc.	112,000	3,638,126
Mega Financial Holding Co., Ltd.	25,948	29,850
Micro-Star International Co., Ltd.	79,000	367,204
Nan Ya Printed Circuit Board Corp.	21,000	327,884
Novatek Microelectronics Corp.	36,000	529,782
Oneness Biotech Co., Ltd. (a)	15,000	99,603
Pegatron Corp.	48,000	115,432
Phison Electronics Corp.	40,000	541,268
Pou Chen Corp.	127,000	153,847
Powertech Technology, Inc.	127,000	476,355
President Chain Store Corp.	35,000	351,753
Realtek Semiconductor Corp.	28,000	497,981
Ruentex Development Co., Ltd.	148,916	306,806
Sea, Ltd. ADR (a)	4,121	1,313,486
Taishin Financial Holding Co., Ltd.	994,717	646,233
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	300,546	33,555,961
Unimicron Technology Corp.	86,000	407,459
Uni-President Enterprises Corp.	420,000	1,029,630
United Microelectronics Corp. ADR (b)	273,030	3,120,733
Walsin Technology Corp. (a)	37,000	203,191
Wan Hai Lines, Ltd.	31,900	233,006
Win Semiconductors Corp.	42,000	467,328
Winbond Electronics Corp.	205,000	194,989
Wiwynn Corp.	6,000	187,362
Yageo Corp.	22,169	352,104
Yang Ming Marine Transport Corp. (a)	90,000	386,030
See accompanying notes to financial statements.
55

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Zhen Ding Technology Holding, Ltd.	127,000	$ 450,828
		75,022,793
TANZANIA, UNITED REPUBLIC OF — 0.0% (f)
AngloGold Ashanti, Ltd.	36,181	571,681
THAILAND — 0.3%
Advanced Info Service PCL	23,500	136,131
Airports of Thailand PCL	95,200	171,633
Asset World Corp. PCL (a)	1,427,400	196,592
B Grimm Power PCL	78,500	95,123
Bangkok Expressway & Metro PCL	514,100	132,950
Bumrungrad Hospital PCL	77,700	324,946
Central Pattana PCL	241,500	378,292
CP ALL PCL NVDR	361,000	677,509
Delta Electronics Thailand PCL	29,300	407,005
Electricity Generating PCL	7,700	39,598
Energy Absolute PCL	85,100	154,053
Global Power Synergy PCL Class F	78,200	174,497
Gulf Energy Development PCL	215,720	264,589
Home Product Center PCL	237,300	95,383
Indorama Ventures PCL	145,200	190,968
Land & Houses PCL	97,800	22,979
Minor International PCL (a)	375,765	349,833
Osotspa PCL	130,300	130,935
PTT Global Chemical PCL	7,100	13,273
PTT PCL	1,149,320	1,324,767
Ratch Group PCL	42,100	56,303
Siam Cement PCL	8,300	98,614
Siam Commercial Bank PCL NVDR	116,400	419,707
Sri Trang Gloves Thailand PCL	24,000	22,166
Srisawad Corp. PCL	53,900	100,361
Thai Union Group PCL Class F	281,700	180,668
		6,158,875
TURKEY — 0.1%
Akbank T.A.S.	570,574	342,309
Aselsan Elektronik Sanayi Ve Ticaret A/S	34,855	59,398
BIM Birlesik Magazalar A/S	22,366	160,867
Turkiye Garanti Bankasi A/S	385,506	400,943
Turkiye Is Bankasi A/S Class C	535,758	312,979
		1,276,496
See accompanying notes to financial statements.
56

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
UNITED ARAB EMIRATES — 0.2%
Abu Dhabi Commercial Bank PJSC	141,481	$ 288,497
Abu Dhabi Islamic Bank PJSC	245,988	387,752
Aldar Properties PJSC	495,120	549,961
Dubai Islamic Bank PJSC	64,341	86,707
Emaar Properties PJSC	159,833	177,537
Emirates NBD Bank PJSC	43,443	167,946
Emirates Telecommunications Group Co. PJSC	115,198	753,319
First Abu Dhabi Bank PJSC	123,491	597,762
		3,009,481
UNITED KINGDOM — 7.5%
3i Group PLC	105,877	1,829,460
Abrdn PLC	228,871	788,777
Admiral Group PLC	527	22,085
Ashtead Group PLC	7,448	567,000
Associated British Foods PLC	12,063	302,532
AstraZeneca PLC	89,594	10,821,631
Auto Trader Group PLC (d)	65,410	519,296
Aviva PLC	291,683	1,557,039
BAE Systems PLC	249,950	1,904,838
Barclays PLC	1,204,898	3,080,288
Barratt Developments PLC	44,985	400,569
Berkeley Group Holdings PLC	3,672	215,969
BP PLC	1,418,625	6,509,270
British American Tobacco PLC	161,401	5,666,957
British Land Co. PLC REIT	217,583	1,452,808
BT Group PLC (a)	567,635	1,223,063
Burberry Group PLC	43,774	1,071,262
CK Hutchison Holdings, Ltd.	142,032	947,835
CNH Industrial NV	67,749	1,154,210
Compass Group PLC (a)	152,254	3,128,646
Diageo PLC	177,998	8,654,532
Entain PLC (a)	31,326	899,678
Experian PLC	76,517	3,207,609
GlaxoSmithKline PLC	345,229	6,533,613
Hargreaves Lansdown PLC	5,069	97,840
HSBC Holdings PLC	1,354,752	7,124,967
Imperial Brands PLC	80,060	1,682,384
InterContinental Hotels Group PLC (a)	12,860	824,680
J Sainsbury PLC	201,183	774,191
Just Eat Takeaway.com NV (a)(d)	7,018	512,737
Kingfisher PLC	62,504	283,593
See accompanying notes to financial statements.
57

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Land Securities Group PLC REIT	101,359	$ 952,572
Legal & General Group PLC	91,248	345,849
Lloyds Banking Group PLC	4,072,444	2,557,197
London Stock Exchange Group PLC	21,546	2,164,341
M&G PLC	138,178	379,332
Melrose Industries PLC	171,309	402,029
National Grid PLC	354,583	4,229,291
Natwest Group PLC	221,774	672,516
Next PLC	15,029	1,664,109
Ocado Group PLC (a)	28,680	642,900
Pearson PLC	90,699	870,489
Persimmon PLC	14,731	529,933
Prudential PLC	138,178	2,710,845
Reckitt Benckiser Group PLC	47,056	3,699,017
RELX PLC (c)	132,015	3,821,713
RELX PLC (c)	41,746	1,209,538
Rentokil Initial PLC	32,726	257,520
Rolls-Royce Holdings PLC (a)	630,698	1,191,753
Sage Group PLC	182,306	1,744,285
Segro PLC REIT	97,727	1,574,654
Severn Trent PLC	59,207	2,078,820
Smith & Nephew PLC	100,664	1,746,849
Smiths Group PLC	30,121	585,243
SSE PLC	127,627	2,703,470
Standard Chartered PLC	205,805	1,209,888
Taylor Wimpey PLC	178,250	374,455
Tesco PLC	580,346	1,982,097
Unilever PLC	190,527	10,288,731
United Utilities Group PLC	88,359	1,153,741
Vodafone Group PLC	1,997,351	3,051,315
Whitbread PLC (a)	19,440	869,188
WPP PLC	107,605	1,451,618
		132,874,657
UNITED STATES — 0.7%
Bausch Health Cos., Inc. (a)	28,479	793,999
Ferguson PLC	18,922	2,636,819
Globant SA (a)	3,206	900,918
James Hardie Industries PLC	72,861	2,645,768
JBS SA	58,977	401,233
QIAGEN NV (a)	249	12,925
Stellantis NV (c)	60,325	1,158,889
Stellantis NV (c)	79,589	1,523,984
See accompanying notes to financial statements.
58

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Swiss Re AG	26,639	$ 2,288,524
		12,363,059
ZAMBIA — 0.1%
First Quantum Minerals, Ltd.	59,617	1,103,539
TOTAL COMMON STOCKS (Cost $1,527,597,422)		1,748,090,900

RIGHTS — 0.0% (f)
FRANCE — 0.0% (f)
Veolia Environnement SA (expiring 10/1/21) (a)	42,492	35,274
GERMANY — 0.0% (f)
Deutsche Lufthansa AG (expiring 10/5/21) (a) (b)	27,142	64,485
INDIA — 0.0% (f)
Bharti Airtel, Ltd. (expiring 10/21/21) (a)	10,761	22,224
SOUTH KOREA — 0.0% (f)
Hyundai Engineering & Construction Co., Ltd. (expiring 10/22/21) (a)	53	3,590
Samsung Heavy Industries Co., Ltd. (expiring 10/29/21) (a)	11,772	10,639
		14,229
TOTAL RIGHTS (Cost $155,390)		136,212
WARRANTS — 0.0% (f)
THAILAND — 0.0% (f)
Minor International PCL (expiring 2/15/24) (a)	10,844	1,282
Srisawad Corp. PCL (expiring 8/29/25) (a)	900	282
TOTAL WARRANTS (Cost $0)		1,564
SHORT-TERM INVESTMENTS — 1.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (g) (h)	806,165	806,165
See accompanying notes to financial statements.
59

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (i) (j)	29,761,465	$ 29,761,465
TOTAL SHORT-TERM INVESTMENTS (Cost $30,567,630)		30,567,630
TOTAL INVESTMENTS — 100.9% (Cost $1,558,320,442)		1,778,796,306
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%		(15,415,041)
NET ASSETS — 100.0%		$ 1,763,381,265
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2021.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.7% of net assets as of September 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2021, total aggregate fair value of the security is $52,025, representing less than 0.05% of the Fund's net assets.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at September 30, 2021.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust
See accompanying notes to financial statements.
60

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,742,977,216	$5,061,659	$52,025	$1,748,090,900
Rights	64,485	71,727	—	136,212
Warrants	1,564	—	—	1,564
Short-Term Investments	30,567,630	—	—	30,567,630
TOTAL INVESTMENTS	$1,773,610,895	$5,133,386	$52,025	$1,778,796,306
Sector Breakdown as of September 30, 2021

% of Net Assets
Financials	18.6%
Information Technology	13.0
Consumer Discretionary	12.9
Industrials	12.2
Health Care	9.7
Consumer Staples	8.5
Materials	7.8
Communication Services	6.5
Energy	5.0
Utilities	2.8
Real Estate	2.2
Short-Term Investments	1.7
Liabilities in Excess of Other Assets	(0.9)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	905,853	$ 905,853	$ 74,126,022	$ 74,225,710	$—	$—	806,165	$ 806,165	$ 1,021
State Street Navigator Securities Lending Portfolio II.	17,817,316	17,817,316	288,153,503	276,209,354	—	—	29,761,465	29,761,465	148,038
Total		$18,723,169	$362,279,525	$350,435,064	$—	$—		$30,567,630	$149,059
See accompanying notes to financial statements.
61

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS
September 30, 2021

Security Description	Shares	Value
COMMON STOCKS — 99.7%
CHILE — 0.4%
Aguas Andinas SA Class A	6,078,313	$ 1,219,854
CHINA — 31.6%
Agile Group Holdings, Ltd.	1,346,000	1,258,744
Agricultural Bank of China, Ltd. Class H	11,107,000	3,823,776
Anhui Conch Cement Co., Ltd. Class H	1,578,500	8,516,375
Bank of China, Ltd. Class H	10,882,000	3,858,147
Bank of Communications Co., Ltd. Class H	5,669,000	3,364,413
CGN Power Co., Ltd. Class H (a)	10,422,000	3,172,929
China Cinda Asset Management Co., Ltd. Class H	6,584,000	1,116,412
China CITIC Bank Corp., Ltd. Class H	9,081,000	4,106,173
China Construction Bank Corp. Class H	4,096,000	2,935,993
China Overseas Land & Investment, Ltd.	3,722,000	8,481,856
China Power International Development, Ltd.	5,793,000	3,073,368
China Resources Land, Ltd.	1,288,000	5,435,158
China Vanke Co., Ltd. Class H	2,065,400	5,651,252
Chongqing Rural Commercial Bank Co., Ltd. Class H	1,516,000	553,068
CITIC Securities Co., Ltd. Class H	616,000	1,569,941
CITIC Telecom International Holdings, Ltd.	1,677,000	570,874
CITIC, Ltd.	7,276,000	7,757,677
Far East Horizon, Ltd. (b)	1,260,000	1,278,670
Guangdong Investment, Ltd.	4,654,000	6,074,087
Hengan International Group Co., Ltd. (b)	979,000	5,244,205
Industrial & Commercial Bank of China, Ltd. Class H	6,208,000	3,453,031
Jiangsu Expressway Co., Ltd. Class H	1,010,000	1,023,668
Lonking Holdings, Ltd.	4,826,000	1,456,854
Shenzhen Expressway Co., Ltd. Class H (b)	946,000	938,144
Shimao Group Holdings, Ltd. (b)	2,460,500	4,507,169
Yanlord Land Group, Ltd.	1,062,200	868,475
Yuexiu Property Co., Ltd.	1,740,800	1,636,895
Zhenro Properties Group, Ltd. (b)	2,595,000	1,416,730
		93,144,084
CZECH REPUBLIC — 0.9%
CEZ A/S	77,354	2,520,429
GREECE — 1.2%
Hellenic Telecommunications Organization SA	190,452	3,580,149
INDONESIA — 0.7%
Indofood CBP Sukses Makmur Tbk PT	1,581,900	922,890
See accompanying notes to financial statements.
62

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Indofood Sukses Makmur Tbk PT	2,470,300	$ 1,095,993
		2,018,883
KUWAIT — 0.6%
Mobile Telecommunications Co. KSCP	965,979	1,918,506
MALAYSIA — 0.3%
Petronas Gas Bhd	194,400	781,036
MEXICO — 5.1%
Bolsa Mexicana de Valores SAB de CV	383,226	740,915
Kimberly-Clark de Mexico SAB de CV Class A	1,243,767	2,057,760
Megacable Holdings SAB de CV	226,388	695,324
Qualitas Controladora SAB de CV	470,196	2,164,854
Wal-Mart de Mexico SAB de CV	2,711,938	9,257,378
		14,916,231
PHILIPPINES — 0.8%
Globe Telecom, Inc.	19,295	1,128,725
PLDT, Inc.	38,725	1,275,397
		2,404,122
QATAR — 0.9%
Masraf Al Rayan QSC	1,640,038	2,017,504
Qatar Electricity & Water Co. QSC	115,146	535,408
		2,552,912
RUSSIA — 5.6%
Federal Grid Co. Unified Energy System PJSC	372,205,898	949,497
Inter Rao Use PJSC	73,527,298	4,697,953
Magnit PJSC	122,550	10,242,947
Unipro PJSC	17,967,428	674,911
		16,565,308
SAUDI ARABIA — 2.4%
Saudi Electricity Co.	1,004,828	7,206,621
SOUTH AFRICA — 6.2%
AVI, Ltd.	451,633	2,568,109
Equites Property Fund, Ltd. REIT	341,556	468,348
Sanlam, Ltd.	1,818,190	7,724,740
SPAR Group, Ltd.	230,611	3,010,742
Vodacom Group, Ltd.	476,103	4,558,184
		18,330,123
TAIWAN — 30.4%
AcBel Polytech, Inc.	1,883,000	1,922,842
See accompanying notes to financial statements.
63

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Bizlink Holding, Inc.	355,000	$ 2,847,849
Charoen Pokphand Enterprise	480,000	1,380,018
Chicony Electronics Co., Ltd.	2,106,000	5,820,499
Compal Electronics, Inc.	5,070,000	4,294,682
CTBC Financial Holding Co., Ltd.	1,894,000	1,556,778
E.Sun Financial Holding Co., Ltd.	1,094,739	1,033,421
Far Eastern International Bank	825,471	309,620
Farglory Land Development Co., Ltd.	331,000	690,264
First Financial Holding Co., Ltd.	1,937,380	1,568,095
Getac Technology Corp.	842,000	1,562,477
Hua Nan Financial Holdings Co., Ltd.	1,503,887	1,101,175
Huaku Development Co., Ltd.	318,000	1,018,130
King's Town Bank Co., Ltd.	424,000	634,619
Lien Hwa Industrial Holdings Corp.	1,128,762	2,268,828
Lite-On Technology Corp.	2,501,000	5,610,542
Mega Financial Holding Co., Ltd.	1,535,000	1,765,824
Pegatron Corp.	2,407,000	5,788,446
Quanta Computer, Inc.	1,159,000	3,224,009
Radiant Opto-Electronics Corp.	1,326,000	4,450,064
Shanghai Commercial & Savings Bank, Ltd.	988,000	1,574,530
Simplo Technology Co., Ltd.	275,000	2,847,670
SinoPac Financial Holdings Co., Ltd.	3,499,000	1,745,701
Standard Foods Corp.	811,000	1,502,041
Sunny Friend Environmental Technology Co., Ltd.	71,000	503,311
Supreme Electronics Co., Ltd.	1,858,000	2,954,340
Synnex Technology International Corp.	2,426,000	4,545,403
Systex Corp.	195,000	612,426
Taishin Financial Holding Co., Ltd.	2,214,503	1,438,686
Taiwan Cogeneration Corp.	371,000	515,343
Taiwan Cooperative Financial Holding Co., Ltd.	1,781,477	1,413,135
Taiwan Hon Chuan Enterprise Co., Ltd.	640,000	1,628,686
Taiwan Secom Co., Ltd.	145,000	507,959
Taiwan Union Technology Corp.	877,000	3,399,652
Teco Electric and Machinery Co., Ltd.	1,383,000	1,551,255
Topco Scientific Co., Ltd.	377,000	1,860,609
Tripod Technology Corp.	735,000	2,941,530
Wistron Corp.	5,822,000	5,746,666
Zhen Ding Technology Holding, Ltd.	1,053,000	3,737,970
		89,875,095
THAILAND — 4.3%
Advanced Info Service PCL NVDR	1,594,600	9,237,228
Pruksa Holding PCL NVDR	37,000	14,216
See accompanying notes to financial statements.
64

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Ratch Group PCL NVDR (b)	1,640,400	$ 2,193,826
Ratch Group PCL	476,600	637,392
TTW PCL NVDR	1,800,900	628,066
		12,710,728
TURKEY — 3.7%
Enka Insaat ve Sanayi A/S	1,713,621	2,004,055
Haci Omer Sabanci Holding A/S	8,218,914	9,056,833
		11,060,888
UNITED ARAB EMIRATES — 4.6%
Emirates Telecommunications Group Co. PJSC	625,873	4,092,800
First Abu Dhabi Bank PJSC	1,936,321	9,372,824
		13,465,624
TOTAL COMMON STOCKS (Cost $289,847,946)		294,270,593

SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (c) (d)	101,985	102,005
State Street Navigator Securities Lending Portfolio II (e) (f)	814,398	814,398
TOTAL SHORT-TERM INVESTMENTS (Cost $916,403)		916,403
TOTAL INVESTMENTS — 100.0% (Cost $290,764,349)		295,186,996
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (g)		14,090
NET ASSETS — 100.0%		$ 295,201,086
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.1% of net assets as of September 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at September 30, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
(g)	Amount is less than 0.05% of net assets.

See accompanying notes to financial statements.
65

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust
At September 30, 2021, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI Emerging Markets (long)	14	12/17/2021	$916,520	$871,920	$(44,600)
During the period ended September 30, 2021, average notional value related to futures contracts was $1,747,930.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$293,633,201	$637,392	$—	$294,270,593
Short-Term Investments	916,403	—	—	916,403
TOTAL INVESTMENTS	$294,549,604	$637,392	$—	$295,186,996
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(44,600)	—	—	(44,600)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ (44,600)	$ —	$—	$ (44,600)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
See accompanying notes to financial statements.
66

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Sector Breakdown as of September 30, 2021

		% of Net Assets
	Financials	24.1%
	Information Technology	20.1
	Consumer Staples	13.4
	Utilities	11.8
	Real Estate	10.7
	Communication Services	9.2
	Industrials	7.0
	Materials	3.4
	Short-Term Investments	0.3
	Other Assets in Excess of Liabilities	0.0 *
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	947,519	$ 947,709	$ 20,114,135	$20,959,801	$(89)	$51	101,985	$102,005	$ 481
State Street Navigator Securities Lending Portfolio II	430,383	430,383	36,387,703	36,003,688	—	—	814,398	814,398	9,876
Total		$1,378,092	$56,501,838	$56,963,489	$(89)	$51		$916,403	$10,357
See accompanying notes to financial statements.
67

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2021

Security Description	Shares	Value
COMMON STOCKS — 99.6%
BRAZIL — 5.3%
3R Petroleum Oleo e Gas S.A. (a)	56,916	$ 444,975
Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA (a)	184,175	270,065
AES Brasil Energia SA	91,526	206,269
Afya, Ltd. Class A (a)	25,689	507,101
Aliansce Sonae Shopping Centers SA	125,580	523,625
Alper Consultoria e Corretora de Seguros SA (a)	14,775	111,201
Alupar Investimento SA	100,868	450,018
Ambipar Participacoes e Empreendimentos S/A	34,908	300,013
Anima Holding SA (a)	259,216	425,295
Arco Platform, Ltd. Class A (a)(b)	23,133	501,986
Arezzo Industria e Comercio SA	45,198	687,397
Banco ABC Brasil SA Preference Shares	24,048	65,715
Banco do Estado do Rio Grande do Sul SA Class B, Preference Shares	219,144	468,942
Banco Modal SA	95,877	301,414
Banco Pan SA Preference Shares	211,987	620,917
Bemobi Mobile Tech SA (a)	56,525	172,203
BK Brasil Operacao e Assessoria a Restaurantes SA (a)	27,554	41,516
Blau Farmaceutica SA (a)	34,328	288,161
Boa Vista Servicos SA	170,066	396,381
BR Malls Participacoes SA (a)	644,536	955,762
BrasilAgro - Co. Brasileira de Propriedades Agricolas	38,868	217,205
Camil Alimentos SA	150,371	272,378
Cia Brasileira de Distribuicao	107,689	508,711
Cia de Saneamento de Minas Gerais-COPASA	170,205	431,065
Cia de Saneamento do Parana	171,746	603,911
Cia Energetica de Sao Paulo Class B, Preference Shares	98,415	426,431
Cia Energetica do Ceara Class A, Preference Shares	6,900	73,193
Cia Ferro Ligas da Bahia - FERBASA Preference Shares	52,299	537,877
Cielo SA	899,507	378,034
Cogna Educacao (a)	1,385,620	689,135
Construtora Tenda SA	95,378	308,247
Cury Construtora e Incorporadora SA	199,045	263,377
CVC Brasil Operadora e Agencia de Viagens SA (a)	68,864	271,973
Cyrela Brazil Realty SA Empreendimentos e Participacoes (a)	208,259	687,967
Direcional Engenharia SA	141,781	297,150
EcoRodovias Infraestrutura e Logistica SA (a)	236,570	389,877
EDP - Energias do Brasil SA	180,930	609,641
Eletromidia SA (a)	47,550	162,488
See accompanying notes to financial statements.
68

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Empreendimentos Pague Menos S/A (a)	85,041	$ 193,995
Enauta Participacoes SA	102,581	259,799
Eternit SA (a)	37,067	103,060
Even Construtora e Incorporadora SA	148,794	209,992
Ez Tec Empreendimentos e Participacoes SA	95,124	398,729
Fleury SA	148,546	603,028
Focus Energia Holding Participacoes SA	64,996	164,610
Fras-Le SA	39,084	101,065
Gafisa SA (a)	302,507	143,235
GPC Participacoes SA	42,562	88,656
Grupo De Mona Soma SA (a)	230,247	716,234
Grupo SBF SA (a)	51,977	266,615
Guararapes Confeccoes SA	108,258	268,812
Hospital Mater Dei SA (a)	79,066	266,992
Iguatemi Empresa de Shopping Centers SA	74,511	431,294
Industrias Romi SA	34,562	121,213
Infracommerce CXAAS SA (a)	104,467	325,926
Instituto Hermes Pardini SA	51,773	214,735
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	60,004	343,248
International Meal Co. Alimentacao SA Class A (a)	420,020	246,667
Iochpe Maxion SA (a)	30,962	100,235
Irani Papel e Embalagem SA	112,918	129,312
IRB Brasil Resseguros SA	679,725	590,046
Jalles Machado SA	112,786	194,569
Jereissati Participacoes SA	46,772	229,100
JHSF Participacoes SA	292,832	318,150
JSL SA	106,909	182,469
Kepler Weber SA	13,440	111,513
Lavvi Empreendimentos Imobiliarios Ltda	165,466	194,652
Light SA	60,659	146,168
LOG Commercial Properties e Participacoes SA	67,127	319,318
Log-in Logistica Intermodal SA (a)	18,400	74,290
Lojas Americanas SA Preference Shares	346,654	306,644
Lojas Americanas SA	551,820	446,609
Lojas Quero Quero S/A	136,180	406,123
Mahle-Metal Leve SA	14,100	97,633
Marisa Lojas SA (a)	153,702	146,963
Meliuz SA (c)	223,655	246,686
Mills Estruturas e Servicos de Engenharia SA	138,255	157,059
Mitre Realty Empreendimentos E Participacoes LTDA (c)	108,344	158,671
Moura Dubeux Engenharia S/A (a)	103,092	135,655
Movida Participacoes SA	137,238	431,442
See accompanying notes to financial statements.
69

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
MPM Corporeos SA	143,645	$ 395,169
MRV Engenharia e Participacoes SA	31,598	71,269
Neogrid Participacoes SA	155,918	126,476
Nexa Resources SA (b)	6,963	52,919
Odontoprev SA	204,109	616,571
Oi SA (a)	928,611	170,422
Omega Geracao SA (a)	86,036	506,531
Orizon Valorizacao de Residuos SA (a)	42,515	217,299
Pet Center Comercio e Participacoes SA	184,254	793,298
Petroreconcavo SA (a)	86,709	319,854
Portobello SA	48,859	97,289
Positivo Tecnologia SA	59,395	111,729
Qualicorp Consultoria e Corretora de Seguros SA	151,201	554,701
Randon SA Implementos e Participacoes Preference Shares	106,251	229,704
Santos Brasil Participacoes SA (a)	458,604	667,425
Schulz SA Preference Shares	103,890	172,168
Sinqia SA	58,958	228,955
SLC Agricola SA	77,199	646,052
Tegma Gestao Logistica SA	47,517	143,888
Tupy SA	66,588	246,486
Unipar Carbocloro SA	5,465	86,023
Unipar Carbocloro SA Class B, Preference Shares	30,695	445,477
Vinci Partners Investments, Ltd. Class A	26,207	341,477
Vivara Participacoes SA	78,355	424,497
Vulcabras Azaleia SA (a)	126,084	245,508
Wilson Sons, Ltd. BDR	16,964	195,950
Wiz Solucoes e Corretagem de Seguros SA	93,361	197,211
YDUQS Participacoes SA	203,703	888,250
		34,651,426
CAYMAN ISLANDS — 0.0% (d)
Hambrecht Asia Acquisition Corp. (a)	23,121	130,633
Patria Investments, Ltd. Class A	178	2,907
		133,540
CHILE — 0.6%
AES Andes SA	2,834,922	332,812
Aguas Andinas SA Class A	2,673,588	536,561
Embotelladora Andina SA Class B, Preference Shares	376,374	810,997
Empresa Nacional de Telecomunicaciones SA	29,554	121,549
Grupo Security SA	478,552	76,538
Hortifrut SA	105,569	112,263
Parque Arauco SA (a)	641,299	652,590
See accompanying notes to financial statements.
70

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Sociedad Matriz SAAM SA	2,221,478	$ 154,098
Vina Concha y Toro SA	593,401	940,879
		3,738,287
CHINA — 15.4%
361 Degrees International, Ltd. (a)(b)	358,000	172,915
5I5J Holding Group Co., Ltd. Class A	157,290	81,155
9F, Inc. ADR (a)(b)	82,221	139,776
Advanced Technology & Materials Co., Ltd. Class A	46,600	61,228
Aerospace Hi-Tech Holdings Grp, Ltd. Class A (a)	36,538	48,914
AK Medical Holdings, Ltd. (b)(c)	450,739	627,647
Allmed Medical Products Co., Ltd. Class A	46,900	93,161
Alpha Group Class A (a)	112,100	91,709
Anhui Construction Engineering Group Co., Ltd. Class A	247,600	148,852
Anhui Expressway Co., Ltd. Class A	91,000	93,764
Anhui Expressway Co., Ltd. Class H	266,000	162,990
Anhui Hengyuan Coal Industry and Electricity Power Co., Ltd. Class A	70,592	89,580
Anhui Jiangnan Chemical Industry Co., Ltd. Class A	87,640	79,438
Anhui Transport Consulting & Design Institute Co., Ltd. Class A	38,140	51,531
Anhui Xinhua Media Co., Ltd. Class A	218,000	157,065
Antengene Corp., Ltd. (a)(c)	408,080	544,131
Archermind Technology Nanjing Co., Ltd. Class A	10,300	123,188
Archosaur Games, Inc. (b)(c)	80,000	100,505
Ascentage Pharma Group International (a)(b)(c)	128,219	569,064
Asia Cement China Holdings Corp.	523,270	414,736
Asia Cuanon Technology Shanghai Co., Ltd. Class A	23,700	81,411
Asiainfo Technologies, Ltd. (c)	179,914	297,675
Ausnutria Dairy Corp., Ltd. (b)	590,293	609,656
Austar Lifesciences, Ltd. (a)	106,888	372,100
BAIOO Family Interactive, Ltd. (b)(c)	1,650,901	156,933
Bairong, Inc. (a)(c)	95,865	152,948
Baozun, Inc. ADR (a)	43,416	761,082
BC Technology Group, Ltd. (a)(b)	151,526	239,416
Bear Electric Appliance Co., Ltd. Class A	12,945	97,077
Beibuwan Port Co., Ltd. Class A	120,300	149,676
Beijing Aosaikang Pharmaceutical Co., Ltd. Class A	50,800	94,610
Beijing Bohui Innovation Biotechnology Group Co., Ltd. Class A (a)	69,000	87,239
Beijing Capital Development Co., Ltd. Class A	289,900	234,471
Beijing Capital Land, Ltd. Class H (a)	1,786,021	642,400
Beijing Career International Co., Ltd. Class A (a)	8,800	70,370
Beijing Certificate Authority Co., Ltd. Class A	8,800	52,522
See accompanying notes to financial statements.
71

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Beijing Ctrowell Technology Corp., Ltd. Class A	36,600	$ 57,390
Beijing Forever Technology Co., Ltd. Class A (a)	28,500	62,705
Beijing Funshine Culture Media Co., Ltd. Class A	15,120	93,475
Beijing Jetsen Technology Co., Ltd. Class A (a)	122,100	83,620
Beijing North Star Co., Ltd. Class A	1,004,000	365,572
Beijing Orient Landscape & Environment Co., Ltd. Class A (a)	412,400	195,529
Beijing Orient National Communication Science & Technology Co., Ltd. Class A (a)	63,800	90,154
Beijing Science Sun Pharmaceutical Co., Ltd. Class A	51,700	93,082
Beijing SL Pharmaceutical Co., Ltd. Class A	68,700	106,126
Beijing Strong Biotechnologies, Inc. Class A	41,500	105,390
Beijing SuperMap Software Co., Ltd. Class A	16,700	61,972
Beijing Ultrapower Software Co., Ltd. Class A (a)	78,800	70,571
Beijing VRV Software Corp., Ltd. Class A	68,500	65,592
Beijing Zhidemai Technology Co., Ltd. Class A	12,100	141,417
Beijing Zhong Ke San Huan High-Tech Co., Ltd. Class A	34,000	55,104
Beken Corp. Class A	9,000	79,653
Berry Genomics Co., Ltd. Class A (a)	28,500	94,720
Bestway Marine & Energy Technology Co., Ltd. Class A (a)	112,500	90,293
Better Life Commercial Chain Share Co., Ltd. Class A	67,000	70,903
Binjiang Service Group Co., Ltd.	57,784	161,817
Bit Digital, Inc. (a)(b)	22,656	163,803
BIT Mining, Ltd. ADR (a)(b)	19,487	159,208
Black Peony Group Co., Ltd. Class A	84,800	102,485
Bluedon Information Security Technology Co., Ltd. Class A (a)	150,100	82,795
Boshiwa International Holding, Ltd. (a)(b)(e)	1,843,000	—
B-Soft Co., Ltd. Class A	114,300	131,939
C&D Property Management Group Co., Ltd. (a)	81,000	44,326
Caissa Tosun Development Co., Ltd. Class A (a)	96,000	106,501
Canaan, Inc. ADR (a)(b)	84,566	516,698
Cango, Inc. ADR (b)	51,010	205,060
Cangzhou Mingzhu Plastic Co., Ltd. Class A	90,100	101,492
Canny Elevator Co., Ltd. Class A	31,800	38,531
Capitalonline Data Service Co., Ltd. Class A	48,100	84,365
Cayman Engley Industrial Co., Ltd.	76,313	161,060
CECEP Guozhen Environmental Protection Technology Co., Ltd. Class A	97,700	118,530
Central China Management Co., Ltd. (b)	392,000	68,483
Central China Real Estate, Ltd. (b)	1,329,674	256,211
CETC Digital Technology Co., Ltd. Class A	19,977	90,475
CGN Mining Co., Ltd.	1,800,004	228,913
CGN Nuclear Technology Development Co., Ltd. Class A	45,100	70,718
Cheerwin Group, Ltd. (c)	506,470	273,252
See accompanying notes to financial statements.
72

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
ChemPartner PharmaTech Co., Ltd. Class A	28,700	$ 69,104
Chengdu ALD Aviation Manufacturing Corp. Class A	14,900	108,968
Chengdu Fusen Noble-House Industrial Co., Ltd. Class A	75,900	151,706
Chengdu Tianjian Technology Co., Ltd. Class A	7,400	80,845
Chengdu Wintrue Holding Co., Ltd. Class A	48,800	122,416
China Aircraft Leasing Group Holdings, Ltd. (b)	140,000	91,719
China Animal Healthcare, Ltd. (a)(e)	1,059,700	—
China Aoyuan Group, Ltd. (b)	1,341,280	708,145
China BlueChemical, Ltd. Class H	1,802,000	662,036
China Building Material Test & Certification Group Co., Ltd. Class A	33,488	100,713
China CAMC Engineering Co., Ltd. Class A (a)	186,300	197,154
China Datang Corp. Renewable Power Co., Ltd. Class H (b)	1,776,343	794,085
China Design Group Co., Ltd. Class A	31,320	37,609
China Everbright, Ltd.	624,902	738,517
China Express Airlines Co., Ltd. Class A	105,400	159,227
China Fangda Group Co., Ltd. Class B (a)	186,665	69,538
China Foods, Ltd.	716,000	258,452
China Forestry Holdings Co., Ltd. (a)(b)(e)	1,642,000	—
China Hanking Holdings, Ltd.	792,891	157,872
China Harmony Auto Holding, Ltd. (b)	492,500	260,021
China Harzone Industry Corp., Ltd. Class A	45,300	61,064
China High Speed Railway Technology Co., Ltd. Class A (a)	183,900	64,111
China Hongxing Sports, Ltd. (a)(b)(e)	4,053,000	—
China Index Holdings, Ltd. ADR (a)	36,043	52,623
China Isotope & Radiation Corp. (b)	77,803	215,380
China Kepei Education Group, Ltd. (b)	465,637	247,035
China Kings Resources Group Co., Ltd. Class A	10,270	61,120
China Leadshine Technology Co., Ltd. Class A	22,300	92,945
China Lilang, Ltd.	161,000	93,688
China Logistics Property Holdings Co., Ltd. (a)(b)(c)	1,815,753	974,976
China Modern Dairy Holdings, Ltd. (b)	3,482,791	662,140
China New Higher Education Group, Ltd. (b)(c)	902,093	419,489
China Nonferrous Metal Industry's Foreign Engineering and Construction Co., Ltd. Class A (a)	73,700	64,405
China Nonferrous Mining Corp., Ltd. (b)	924,746	449,030
China Oriental Group Co., Ltd.	1,178,882	364,963
China Publishing & Media Co., Ltd. Class A	107,900	90,446
China Railway Tielong Container Logistics Co., Ltd. Class A	56,800	43,300
China Rare Earth Holdings, Ltd. (a)(b)	836,400	91,326
China Renaissance Holdings, Ltd. (a)(c)	177,340	442,402
China Sanjiang Fine Chemicals Co., Ltd.	735,097	257,791
China SCE Group Holdings, Ltd.	1,101,307	386,217
See accompanying notes to financial statements.
73

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
China Science Publishing & Media, Ltd. Class A	98,700	$ 130,754
China Shineway Pharmaceutical Group, Ltd.	422,138	401,280
China Singyes Solar Technologies Holdings, Ltd.	541,132	177,952
China Tianying, Inc. Class A (a)	260,800	212,147
China Water Affairs Group, Ltd.	841,357	938,125
China West Construction Group Co., Ltd. Class A	79,800	96,319
China XLX Fertiliser, Ltd.	348,118	272,783
China Yuhua Education Corp., Ltd. (c)	1,392,653	676,232
China Yurun Food Group, Ltd. (a)(b)	973,000	108,741
China ZhengTong Auto Services Holdings, Ltd. (a)(b)	1,445,385	163,391
China Zhongwang Holdings, Ltd. (a)(b)	346,000	74,670
Chlitina Holding, Ltd.	82,417	588,682
Chongqing Department Store Co., Ltd. Class A	19,300	72,039
Chongqing Dima Industry Co., Ltd. Class A	341,600	129,145
Chongqing Fuling Electric Power Industrial Co., Ltd. Class A	30,240	79,887
Chongqing Gas Group Corp., Ltd. Class A	61,400	91,139
Chongqing Lummy Pharmaceutical Co., Ltd. Class A (a)	75,800	97,363
Chongqing Zaisheng Technology Corp., Ltd. Class A	34,200	63,324
Chongqing Zongshen Power Machinery Co., Ltd. Class A	37,500	39,452
Chongyi Zhangyuan Tungsten Industry Co., Ltd. Class A (a)	52,400	72,097
Cinda Real Estate Co., Ltd. Class A (a)	452,000	245,820
Cisen Pharmaceutical Co., Ltd. Class A	26,900	51,891
CITIC Guoan Information Industry Co., Ltd. Class A (a)	418,800	169,363
CITIC Press Corp. Class A	23,283	120,672
CITIC Telecom International Holdings, Ltd.	2,636,287	897,428
Client Service International, Inc. Class A	23,550	66,337
CMGE Technology Group, Ltd. (a)(b)	1,197,338	472,189
CMST Development Co., Ltd. Class A	116,400	103,883
COFCO Joycome Foods., Ltd. (a)(b)	1,901,236	600,803
Cogobuy Group (a)(b)(c)	464,000	150,203
Colour Life Services Group Co., Ltd. (a)(b)	117,000	38,025
Confidence Intelligence Holdings, Ltd. (a)	36,829	115,436
Connect Biopharma Holdings, Ltd. ADR (a)(b)	10,054	240,291
CPMC Holdings, Ltd.	494,000	259,544
CPT Technology Group Co., Ltd. Class A (a)	238,100	87,434
CQ Pharmaceutical Holding Co., Ltd. Class A (a)	68,800	53,087
CSG Smart Science&Technology Co., Ltd. Class A (a)	40,600	70,141
CSSC Hong Kong Shipping Co., Ltd.	1,458,321	228,546
CSSC Science & Technology Co., Ltd. Class A	33,900	68,598
D&O Home Collection Co., Ltd. Class A	43,400	88,495
DaFa Properties Group, Ltd.	211,225	136,210
Dalian Huarui Heavy Industry Group Co., Ltd. Class A	103,500	64,307
See accompanying notes to financial statements.
74

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Dare Power Dekor Home Co., Ltd. Class A	34,900	$ 64,133
Datang Group Holdings, Ltd.	180,244	107,433
Dazhong Transportation Group Co., Ltd. Class A (a)	308,000	161,302
Dazzle Fashion Co., Ltd. Class A	18,480	56,780
DBG Technology Co., Ltd. Class A	54,400	110,503
Deppon Logistics Co., Ltd. Class A	56,200	95,089
Dexin China Holdings Co., Ltd. (a)(b)	170,000	60,928
Digital China Group Co., Ltd. Class A	38,800	92,461
Dirui Industrial Co., Ltd. Class A	40,100	109,849
Dongfang Electronics Co., Ltd. Class A (a)	58,700	57,208
Dongguan Aohai Technology Co., Ltd. Class A	17,100	92,839
Dongguan Development Holdings Co., Ltd. Class A	62,500	100,229
Dongjiang Environmental Co., Ltd. Class A	126,200	143,916
Dongwu Cement International, Ltd.	174,930	111,232
DouYu International Holdings, Ltd. ADR (a)	130,081	427,966
Dynagreen Environmental Protection Group Co., Ltd. Class A	49,900	90,924
Dynagreen Environmental Protection Group Co., Ltd. Class H	650,058	387,464
Eastern Communications Co., Ltd. Class A	54,000	93,709
Ebang International Holdings, Inc. Class A (a)(b)	99,707	189,443
Edan Instruments, Inc. Class A	52,400	94,586
Edvantage Group Holdings, Ltd. (b)	477,798	290,927
EEKA Fashion Holdings, Ltd. (b)	228,604	337,122
EIT Environmental Development Group Co., Ltd. Class A	16,500	94,286
Essex Bio-technology, Ltd. (b)	414,612	306,779
E-Star Commercial Management Co., Ltd.	243,991	113,774
Eternal Asia Supply Chain Management, Ltd. Class A	131,700	141,821
EVA Precision Industrial Holdings, Ltd.	999,189	94,982
Excellence Commercial Property & Facilities Management Group, Ltd. (a)	330,784	221,382
Fanhua, Inc. ADR	28,895	347,896
FAWER Automotive Parts Co., Ltd. Class A	123,800	111,830
FIH Mobile, Ltd. (a)(b)	3,132,198	470,756
FinVolution Group ADR	101,440	572,122
Fire Rock Holdings, Ltd.	816,700	228,707
Fosun Tourism Group (a)(b)(c)	253,793	329,277
Fujian Boss Software Development Co., Ltd. Class A	14,840	43,228
Fujian Longking Co., Ltd. Class A	53,900	71,822
Fujian Longma Environmental Sanitation Equipment Co., Ltd. Class A	26,780	57,386
Future FinTech Group, Inc. (a)(b)	49,490	103,434
Ganglong China Property Group, Ltd. (b)	597,992	328,008
Ganyuan Foods Co., Ltd. Class A	12,800	92,757
Gaotu Techedu, Inc. ADR (a)(b)	101,054	310,236
See accompanying notes to financial statements.
75

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
GCI Science & Technology Co., Ltd. Class A	25,177	$ 57,032
Genertec Universal Medical Group Co., Ltd. (c)	1,023,136	801,723
Genetron Holdings, Ltd. ADR (a)(b)	35,224	487,852
Genimous Technology Co., Ltd. Class A (a)	91,160	91,668
Genor Biopharma Holdings, Ltd. (a)(c)	20,500	37,657
Getein Biotech, Inc. Class A	41,636	118,379
GoldenHome Living Co., Ltd. Class A	10,192	47,817
Goldenmax International Technology, Ltd. Class A	25,100	59,464
Gracell Biotechnologies, Inc. ADR (a)(b)	14,420	200,005
Greatview Aseptic Packaging Co., Ltd.	689,725	256,942
Greentown Management Holdings Co., Ltd. (c)	642,904	267,579
Guangdong Advertising Group Co., Ltd. Class A (a)	129,900	90,572
Guangdong Aofei Data Technology Co., Ltd. Class A	33,500	97,791
Guangdong Brandmax Marketing Co., Ltd.	52,800	90,482
Guangdong Dongfang Precision Science & Technology Co., Ltd. Class A (a)	105,000	90,456
Guangdong Great River Smarter Logistics Co., Ltd. Class A	36,100	102,136
Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A	116,400	93,784
Guangdong Hybribio Biotech Co., Ltd. Class A	20,300	99,959
Guangdong Sirio Pharma Co., Ltd. Class A	13,500	87,748
Guangdong South New Media Co., Ltd. Class A	12,500	89,015
Guangdong Topstar Technology Co., Ltd. Class A	19,200	51,079
Guangdong Zhongsheng Pharmaceutical Co., Ltd. Class A	33,500	50,452
Guanglian Aviation Industry Co., Ltd. Class A	14,900	79,879
Guangxi Liugong Machinery Co., Ltd. Class A	95,220	116,111
Guangxi Wuzhou Zhongheng Group Co., Ltd. Class A	118,600	59,355
Guangzhou Hi-Target Navigation Tech Co., Ltd. Class A	38,700	54,746
Guangzhou Jet Biofiltration Co., Ltd. Class A	8,290	87,948
Guangzhou KDT Machinery Co., Ltd. Class A	15,900	82,530
Guangzhou Metro Design & Research Institute Co., Ltd. Class A	30,900	87,089
Guizhou Bailing Group Pharmaceutical Co., Ltd. Class A (a)	70,800	68,343
Guizhou Gas Group Corp., Ltd. Class A	46,500	82,711
Guocheng Mining Co., Ltd. Class A	52,100	84,519
Haichang Ocean Park Holdings, Ltd. (a)(c)	1,279,789	340,306
Hailir Pesticides & Chemicals Group Co., Ltd. Class A	25,452	69,250
Hainan Development Holdings Nanhai Co., Ltd. Class A (a)	46,300	95,412
Hainan Meilan International Airport Co., Ltd. Class H (a)	120,940	506,464
Hainan Strait Shipping Co., Ltd. Class A	138,500	149,144
Haitong UniTrust International Leasing Co., Ltd. Class H (c)	310,000	42,609
Hand Enterprise Solutions Co., Ltd. Class A	97,000	104,755
Hangxiao Steel Structure Co., Ltd. Class A	228,200	128,349
Hangzhou Electronic Soul Network Technology Co., Ltd. Class A	26,300	89,813
See accompanying notes to financial statements.
76

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Hangzhou Haoyue Personal Care Co., Ltd. Class A	11,200	$ 92,165
Hangzhou Onechance Tech Corp. Class A	13,500	118,580
Hangzhou Shunwang Technology Co., Ltd. Class A	71,200	135,582
Harbin Electric Co., Ltd. Class H	410,000	194,871
Harbin Gloria Pharmaceuticals Co., Ltd. Class A (a)	118,500	47,371
HBIS Resources Co., Ltd. Class A	40,800	101,463
HBM Holdings, Ltd. (a)(c)	217,842	187,490
Healthcare Co., Ltd. Class A	39,400	86,382
Henan Jindan Lactic Acid Technology Co., Ltd. Class A	12,600	90,059
Henan Lingrui Pharmaceutical Co. Class A	38,700	64,760
Henan Thinker Automatic Equipment Co., Ltd. Class A	35,600	118,483
Henan Yicheng New Energy Co., Ltd. Class A (a)	66,300	67,697
Henan Yuguang Gold & Lead Co., Ltd. Class A	67,600	59,284
Henan Yuneng Holdings Co., Ltd. Class A (a)	82,700	109,558
Henan Zhongyuan Expressway Co., Ltd. Class A	467,000	243,847
Hexing Electrical Co., Ltd. Class A	48,300	94,594
Holitech Technology Co., Ltd. Class A (a)	288,700	152,089
Hollysys Automation Technologies, Ltd.	47,962	992,334
Hong Kong Aerospace Technology Group, Ltd. (a)	34,838	139,627
Hongli Zhihui Group Co., Ltd. Class A (a)	47,000	85,640
Hope Education Group Co., Ltd. (c)	3,514,597	523,714
Hua Medicine (a)(b)(c)	573,898	345,755
Huafa Industrial Co., Ltd. Zhuhai Class A	99,800	88,759
Huafon Microfibre Shanghai Technology Co., Ltd. (a)	80,500	61,741
Huafu Fashion Co., Ltd. Class A (a)	85,500	59,349
Huangshan Tourism Development Co., Ltd. Class B (a)	409,661	286,763
Huapont Life Sciences Co., Ltd. Class A	92,200	99,143
Huazhong In-Vehicle Holdings Co., Ltd.	347,687	162,127
Huijing Holdings Co., Ltd. (b)	1,086,068	269,262
Hunan Er-Kang Pharmaceutical Co., Ltd. Class A	152,300	94,863
Hunan TV & Broadcast Intermediary Co., Ltd. Class A (a)	138,400	132,310
Hunan Xiangjia Animal Husbandry Co., Ltd. Class A	17,100	103,888
Hwa Create Co., Ltd. Class A	26,300	37,205
iDreamSky Technology Holdings, Ltd. (a)(b)(c)	607,280	325,301
IKD Co., Ltd. Class A	68,100	125,775
Immunotech Biopharm, Ltd. (a)(b)	242,109	485,173
Inke, Ltd. (a)	1,355,494	261,186
Innuovo Technology Co., Ltd. Class A (a)	54,300	43,665
Intron Technology Holdings, Ltd.	253,172	137,243
IReader Technology Co., Ltd. Class A	29,600	88,011
Jacobio Pharmaceuticals Group Co., Ltd. (a)(c)	289,090	696,670
Jade Bird Fire Co., Ltd. Class A	21,300	84,652
See accompanying notes to financial statements.
77

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Jiajiayue Group Co., Ltd. Class A	39,500	$ 91,987
Jiangshan Oupai Door Industry Co., Ltd. Class A	8,800	86,459
Jiangsu Akcome Science & Technology Co., Ltd. Class A (a)	251,500	173,408
Jiangsu Canlon Building Materials Co., Ltd. Class A	23,600	81,031
Jiangsu Huaxicun Co., Ltd. Class A	47,000	46,097
Jiangsu Jiangyin Rural Commercial Bank Co., Ltd. Class A	204,100	121,119
Jiangsu Lihua Animal Husbandry Stock Co., Ltd. Class A	26,500	120,798
Jiangsu ToLand Alloy Co., Ltd. Class A	11,200	80,416
Jiangsu Zhangjiagang Rural Commercial Bank Co., Ltd. Class A	132,200	116,346
Jiangxi Fushine Pharmaceutical Co., Ltd. Class A	30,700	103,412
Jiangxi Huangshanghuang Group Food Co., Ltd. Class A	44,600	99,856
Jiangxi Xinyu Guoke Technology Co., Ltd. Class A	13,800	84,972
Jiaozuo Wanfang Aluminum Manufacturing Co., Ltd. Class A	57,100	72,813
Jiayou International Logistics Co., Ltd. Class A	19,292	49,172
Jiayuan International Group, Ltd. (b)	1,003,774	391,986
Jilin Electric Power Co., Ltd. Class A (a)	47,700	54,913
Jinchuan Group International Resources Co., Ltd. (b)	2,133,000	347,981
Jingrui Holdings, Ltd. (a)(b)	436,000	130,498
JinkoSolar Holding Co., Ltd. ADR (a)(b)	27,397	1,255,057
Jinlei Technology Co., Ltd. Class A	16,000	144,307
Jinneng Holding Shanxi Electric Power Co., Ltd. Class A (a)	180,800	120,739
Jiuzhitang Co., Ltd. Class A	60,000	79,950
JNBY Design, Ltd.	182,270	317,026
Jointo Energy Investment Co., Ltd. Hebei Class A	60,400	54,092
Jones Tech PLC Class A	15,300	44,425
Ju Teng International Holdings, Ltd.	640,000	119,209
Jushri Technologies, Inc. Class A	21,952	87,209
JW Cayman Therapeutics Co., Ltd. (a)(c)	197,350	378,239
Kaisa Prosperity Holdings, Ltd. (a)	78,873	219,355
Kandi Technologies Group, Inc. (a)(b)	57,277	254,883
Kangji Medical Holdings, Ltd. (b)	342,069	456,112
Keeson Technology Corp., Ltd. Class A	12,285	51,508
Koolearn Technology Holding, Ltd. (a)(c)	381,637	206,392
KPC Pharmaceuticals, Inc. Class A	34,900	47,748
KTK Group Co., Ltd. Class A	66,700	85,364
Kunming Yunnei Power Co., Ltd. Class A	159,500	87,732
KWG Living Group Holdings, Ltd.	827,203	612,062
Lanzhou Lishang Guochao Industrial Group Co., Ltd. Class A (a)	56,400	47,714
Leading Holdings Group, Ltd. (a)(b)	159,193	144,579
Lemtech Holdings Co., Ltd.	29,336	171,633
LexinFintech Holdings, Ltd. ADR (a)	23,566	138,804
Lizhong Sitong Light Alloys Group Co., Ltd. Class A	22,900	61,277
See accompanying notes to financial statements.
78

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Loncin Motor Co., Ltd. Class A	177,500	$ 120,185
Long Yuan Construction Group Co., Ltd. Class A	129,500	124,203
Longhua Technology Group Luoyang Co., Ltd. Class A	50,000	74,760
Lonking Holdings, Ltd.	552,000	166,636
Luokung Technology Corp. (a)	276,743	321,022
Luolai Lifestyle Technology Co., Ltd. Class A	52,000	92,495
Luoniushan Co., Ltd. Class A (a)	57,900	62,170
Luoxin Pharmaceuticals Group Stock Co., Ltd. Class A	70,700	101,767
Luoyang Glass Co., Ltd. Class A (a)	40,000	120,607
Luoyang Glass Co., Ltd. Class H (a)	165,261	211,442
Lushang Health Industry Development Co., Ltd. Class A	46,600	96,536
Luye Pharma Group, Ltd. (a)(b)(c)	1,563,221	817,289
LVGEM China Real Estate Investment Co., Ltd. (a)	518,000	121,770
Maoyan Entertainment (a)(b)(c)	337,396	410,008
Markor International Home Furnishings Co., Ltd. Class A (a)	126,100	61,350
Maxvision Technology Corp. Class A	22,300	92,911
Meitu, Inc. (a)(c)	2,082,598	406,640
Mobvista, Inc. (a)(b)(c)	352,399	324,575
Monalisa Group Co., Ltd. Class A	23,800	80,390
Mulsanne Group Holding, Ltd. (a)(b)(c)	107,000	72,574
Nam Tai Property, Inc. (a)	8,622	200,461
Nanjing Chervon Auto Precision Technology Co., Ltd. Class A	12,400	36,581
Nanjing Xinjiekou Department Store Co., Ltd. Class A	77,500	119,120
Nanjing Yunhai Special Metals Co., Ltd. Class A	15,500	50,146
National Agricultural Holdings, Ltd. (a)(b)(e)	396,000	—
NetDragon Websoft Holdings, Ltd. (b)	192,000	434,085
Netjoy Holdings, Ltd. (a)	468,752	225,806
New Hope Dairy Co., Ltd. Class A	42,900	101,700
Newborn Town, Inc. (a)	425,315	231,653
Newegg Commerce, Inc. (a)(b)	7,982	113,903
Ningbo Construction Co., Ltd. Class A	90,500	54,266
Ningbo Huaxiang Electronic Co., Ltd. Class A	23,700	79,796
Ningbo Jifeng Auto Parts Co., Ltd. Class A	39,700	60,097
NiSun International Enterprise Development Group Co., Ltd. (a)(b)	16,184	190,971
Niu Technologies ADR (a)(b)	32,837	760,833
North Huajin Chemical Industries Co., Ltd. Class A	76,200	82,646
Northking Information Technology Co., Ltd. Class A	22,100	88,962
Oceanwide Holdings Co., Ltd. Class A (a)	744,900	230,834
Ocumension Therapeutics (a)(b)(c)	226,064	543,623
Olympic Circuit Technology Co., Ltd.	25,870	51,147
OneConnect Financial Technology Co., Ltd. ADR (a)	103,877	425,896
See accompanying notes to financial statements.
79

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Orient Group, Inc. Class A (a)	419,700	$ 200,941
Ourpalm Co., Ltd. Class A (a)	154,500	90,249
PhiChem Corp. Class A	25,300	63,426
Powerlong Commercial Management Holdings, Ltd.	18,500	43,252
Pujiang International Group, Ltd.	130,000	60,118
Q Technology Group Co., Ltd. (b)	378,137	545,008
QiaoYin City Management Co., Ltd. Class A	38,775	96,367
Qingdao East Steel Tower Stock Co., Ltd. Class A	53,100	72,319
Qingdao Eastsoft Communication Technology Co., Ltd. Class A	14,700	49,835
Qingdao Gon Technology Co., Ltd. Class A	16,100	60,244
Qingdao Hiron Commercial Cold Chain Co., Ltd. Class A	18,800	118,265
Qingdao Topscomm Communication, Inc. Class A	43,700	49,970
Qingling Motors Co., Ltd. Class H	1,518,528	317,959
Qinhuangdao Port Co., Ltd. Class A	624,500	281,577
Qudian, Inc. ADR (a)	163,996	239,434
Redsun Properties Group, Ltd. (b)	1,156,427	358,011
ReneSola, Ltd. ADR (a)(b)	35,031	230,154
Renhe Pharmacy Co., Ltd. Class A	47,500	61,307
Rianlon Corp. Class A	9,000	50,954
Rongan Property Co., Ltd. Class A	122,200	46,767
Ronshine China Holdings, Ltd. (a)(b)	571,466	285,562
Ruida Futures Co., Ltd. Class A	23,400	97,675
SciClone Pharmaceuticals Holdings, Ltd. (a)(c)	73,480	98,167
SGIS Songshan Co., Ltd. Class A	124,800	101,905
Shaanxi Construction Machinery Co., Ltd. Class A (a)	59,900	91,604
Shandong Chenming Paper Holdings, Ltd. Class B	230,600	125,599
Shandong Fengxiang Co., Ltd. Class H	204,000	50,314
Shandong Hi-Speed Road & Bridge Co., Ltd. Class A	92,700	85,174
Shandong Jincheng Pharmaceutical Group Co., Ltd. Class A	15,900	72,380
Shandong Longda Meat Foodstuff Co., Ltd. Class A	42,700	65,300
Shandong Molong Petroleum Machinery Co., Ltd. Class A (a)	172,500	131,500
Shandong Molong Petroleum Machinery Co., Ltd. Class H (a)	135,892	78,554
Shandong Publishing & Media Co., Ltd. Class A	179,900	170,033
Shandong Xinhua Pharmaceutical Co., Ltd. Class A	49,010	59,611
Shandong Yisheng Livestock & Poultry Breeding Co., Ltd. Class A	61,100	103,569
Shanghai 2345 Network Holding Group Co., Ltd. Class A (a)	311,200	97,883
Shanghai AJ Group Co., Ltd. Class A	85,900	93,167
Shanghai AtHub Co., Ltd. Class A	17,000	82,761
Shanghai Baolong Automotive Corp. Class A (a)	21,200	88,229
Shanghai CDXJ Digital Technology Co., Ltd. Class A	72,200	91,620
Shanghai Chlor-Alkali Chemical Co., Ltd. Class B	434,100	286,940
See accompanying notes to financial statements.
80

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Shanghai Daimay Automotive Interior Co., Ltd. Class A	48,500	$ 119,785
Shanghai Diesel Engine Co., Ltd. Class B	385,160	218,001
Shanghai Environment Group Co., Ltd. Class A	47,000	95,762
Shanghai Fengyuzhu Culture & Technology Co., Ltd. Class A	30,305	70,574
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class A	76,578	172,995
Shanghai Ganglian E-Commerce Holdings Co., Ltd. Class A	11,340	98,307
Shanghai Gench Education Group, Ltd. (a)	118,500	76,264
Shanghai Haixin Group Co. Class B	640,908	235,854
Shanghai Hanbell Precise Machinery Co., Ltd. Class A	25,300	91,259
Shanghai Highly Group Co., Ltd. Class B	85,639	44,960
Shanghai Industrial Holdings, Ltd.	251,062	376,691
Shanghai Jin Jiang Capital Co., Ltd. Class H	148,000	29,658
Shanghai Jinjiang International Travel Co., Ltd. Class B	73,100	103,656
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class A	106,400	190,412
Shanghai Kehua Bio-Engineering Co., Ltd. Class A	25,000	51,054
Shanghai Kinetic Medical Co., Ltd. Class A	60,500	94,584
Shanghai Lingyun Industries Development Co., Ltd. Class B (a)	149,700	99,101
Shanghai Maling Aquarius Co., Ltd. Class A	38,000	46,102
Shanghai Moons' Electric Co., Ltd. Class A	52,000	134,391
Shanghai Pret Composites Co., Ltd. Class A	44,520	75,741
Shanghai Pudong Construction Co., Ltd. Class A	126,525	118,997
Shanghai Runda Medical Technology Co., Ltd. Class A	32,300	51,198
Shanghai Shyndec Pharmaceutical Co., Ltd. Class A	69,300	103,510
Shanghai Tongji Science & Technology Industrial Co., Ltd. Class A	41,000	51,139
Shanghai Yaoji Technology Co., Ltd. Class A	35,400	94,451
Shanxi Blue Flame Holding Co., Ltd. Class A	61,600	113,293
Sheng Ye Capital, Ltd. (b)	286,139	340,368
Shengda Resources Co., Ltd. Class A (a)	35,100	64,555
Shengyuan Environmental Protection Co., Ltd. Class A	20,500	111,775
Shenyang Xingqi Pharmaceutical Co., Ltd. Class A	6,200	122,674
Shenzhen Center Power Tech Co., Ltd. Class A	14,300	37,246
Shenzhen Cereals Holdings Co., Ltd. Class A	88,365	93,650
Shenzhen Colibri Technologies Co., Ltd. Class A	26,200	87,888
Shenzhen Das Intellitech Co., Ltd. Class A	86,093	47,222
Shenzhen Desay Battery Technology Co. Class A	15,225	75,866
Shenzhen Ellassay Fashion Co., Ltd. Class A	31,985	68,391
Shenzhen Envicool Technology Co., Ltd. Class A	15,400	74,232
Shenzhen FRD Science & Technology Co., Ltd.	32,300	86,330
Shenzhen Infogem Technologies Co., Ltd. Class A	41,500	94,651
See accompanying notes to financial statements.
81

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Shenzhen Jieshun Science And Technology Industry Co., Ltd. Class A	29,000	$ 42,866
Shenzhen Jufei Optoelectronics Co., Ltd. Class A	78,800	70,205
Shenzhen Kingdom Sci-Tech Co., Ltd. Class A	47,200	94,049
Shenzhen Laibao Hi-tech Co., Ltd. Class A	31,800	49,272
Shenzhen Leaguer Co., Ltd. Class A	83,100	121,289
Shenzhen Microgate Technology Co., Ltd. Class A (a)	34,100	76,611
Shenzhen Neptunus Bioengineering Co., Ltd. Class A (a)	127,695	62,918
Shenzhen New Nanshan Holding Group Co., Ltd. Class A	237,800	118,274
Shenzhen Properties & Resources Development Group, Ltd. Class A	50,100	94,005
Shenzhen Rongda Photosensitive & Technology Co., Ltd. Class A	14,800	85,489
Shenzhen SEG Co., Ltd. Class A	55,900	49,802
Shenzhen SEG Co., Ltd. Class B	150,300	38,035
Shenzhen Sinovatio Technology Co., Ltd. Class A	17,800	94,047
Shenzhen Special Economic Zone Real Estate & Properties Group Co., Ltd. Class A	138,500	152,577
Shenzhen Sunline Tech Co., Ltd. Class A	39,900	92,980
Shenzhen Suntak Circuit Technology Co., Ltd. Class A	50,000	93,508
Shenzhen Tagen Group Co., Ltd. Class A	160,400	138,182
Shenzhen Weiguang Biological Products Co., Ltd. Class A	28,320	126,198
Shenzhen Yan Tian Port Holding Co., Ltd. Class A	167,100	138,516
Shenzhen Yitoa Intelligent Control Co., Ltd. Class A (a)	62,300	65,929
Shenzhen Ysstech Info-tech Co., Ltd. Class A	35,000	56,779
Shenzhen Zhenye Group Co., Ltd. Class A	79,700	55,447
Shijiazhuang Changshan BeiMing Technology Co., Ltd. Class A (a)	87,400	100,075
Shinva Medical Instrument Co., Ltd. Class A	29,500	121,446
Shoucheng Holdings, Ltd. (b)	2,898,895	606,989
Shougang Fushan Resources Group, Ltd.	2,701,718	822,525
Shui On Land, Ltd.	969,000	145,637
Sichuan Chengfei Integration Technology Corp. Class A	22,900	98,959
Sichuan Expressway Co., Ltd. Class A	594,510	312,270
Sichuan Haite High-tech Co., Ltd. Class A (a)	32,700	65,967
Sichuan Jiuyuan Yinhai Software Co., Ltd. Class A	13,200	41,293
Sichuan Languang Development Co., Ltd. Class A (a)	361,100	110,781
Sichuan Lutianhua Co., Ltd. Class A (a)	62,600	65,083
Sinic Holdings Group Co., Ltd. Class H (a)	347,921	22,347
Sinofert Holdings, Ltd. (b)	1,410,000	242,708
Sino-Ocean Group Holding, Ltd.	2,982,947	586,270
Sino-Ocean Service Holding, Ltd. (c)	151,500	87,382
Sinoseal Holding Co., Ltd. Class A	15,100	87,011
See accompanying notes to financial statements.
82

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Sinosteel Engineering & Technology Co., Ltd. Class A	58,300	$ 76,240
Sinovac Biotech, Ltd. (a)(b)	67,578	437,230
Skyfame Realty Holdings, Ltd.	2,638,073	308,382
Skyworth Digital Co., Ltd. Class A	49,900	53,348
Sobute New Materials Co., Ltd.	28,200	79,698
Sonoscape Medical Corp. Class A (a)	16,800	105,423
SOS, Ltd. ADR (a)(b)	132,680	282,608
Sou Yu Te Group Co., Ltd. Class A (a)	207,200	49,761
South Manganese Investment, Ltd. (a)	776,139	117,647
STO Express Co., Ltd. Class A (a)	141,500	165,748
Streamax Technology Co., Ltd. Class A	13,500	89,526
Sun King Power Electronics Group	693,018	354,314
Sunflower Pharmaceutical Group Co., Ltd. Class A	35,900	76,929
Sunfly Intelligent Technology Co., Ltd. Class A	54,600	103,633
Sunjuice Holdings Co., Ltd.	20,917	283,793
Sunkwan Properties Group, Ltd. (a)	816,310	268,445
Sunpower Group, Ltd. (b)	585,400	265,189
Sunward Intelligent Equipment Co., Ltd. Class A	179,025	257,414
Suzhou Anjie Technology Co., Ltd. Class A	53,100	101,691
Suzhou Good-Ark Electronics Co., Ltd. Class A	46,300	104,379
Suzhou Secote Precision Electronic Co., Ltd. Class A	14,100	46,403
Suzhou TFC Optical Communication Co., Ltd. Class A	11,520	43,785
SYoung Group Co., Ltd. Class A (a)	34,000	90,084
Tahoe Group Co., Ltd. Class A (a)	511,800	165,736
Taiji Computer Corp., Ltd. Class A	28,600	106,530
Talkweb Information System Co., Ltd. Class A (a)	79,100	95,351
Tansun Technology Co., Ltd. Class A	19,600	91,046
TCL Electronics Holdings, Ltd.	972,988	484,954
Tiangong International Co., Ltd. (b)	1,516,000	905,551
Tianjin Capital Environmental Protection Group Co., Ltd. Class A	200,470	206,869
Tianjin Ringpu Bio-Technology Co., Ltd. Class A	13,800	55,786
Tianjin Teda Co., Ltd. Class A	63,300	39,526
Tianli Education International Holdings, Ltd.	1,215,186	266,931
Tibet Tianlu Co., Ltd. Class A	54,900	56,142
Tongdao Liepin Group (a)	77,000	107,815
Tongqinglou Catering Co., Ltd. Class A	42,200	121,945
TRS Information Technology Corp., Ltd. Class A	28,500	43,231
UE Furniture Co., Ltd. Class A	31,698	53,534
Unilumin Group Co., Ltd. Class A	48,540	61,220
United Strength Power Holdings, Ltd.	97,296	116,985
Uxin, Ltd. ADR (a)(b)	125,327	345,903
Vats Liquor Chain Store Management JSC, Ltd. Class A	17,700	88,390
See accompanying notes to financial statements.
83

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Vatti Corp., Ltd. Class A	51,100	$ 53,364
Viomi Technology Co., Ltd. ADR (a)(b)	31,605	144,119
Virscend Education Co., Ltd. (b)(c)	140,000	8,902
Visionox Technology, Inc. Class A (a)	94,700	126,482
Visual China Group Co., Ltd. Class A	33,600	68,824
Viva Biotech Holdings (b)(c)	741,051	582,587
Wanbangde Pharmaceutical Holding Group Co., Ltd. Class A	58,700	89,405
Wangneng Environment Co., Ltd. Class A	25,400	86,228
Waterdrop, Inc. ADR (a)	51,196	122,358
Weiqiao Textile Co. Class H	406,319	147,712
Wellhope Foods Co., Ltd. Class A	67,100	103,239
West China Cement, Ltd.	3,194,761	595,069
Western Region Gold Co., Ltd. Class A	25,500	46,425
Wondershare Technology Group Co., Ltd. Class A	6,100	48,184
Wuhan Fingu Electronic Technology Co., Ltd. Class A	25,900	46,992
Wuxi Boton Technology Co., Ltd. Class A	17,900	52,835
Wuxi Xinje Electric Co., Ltd. Class A	13,065	93,382
X Financial ADR (a)(b)	23,293	96,666
Xiabuxiabu Catering Management China Holdings Co., Ltd. (a)(b)(c)	561,344	551,634
Xiamen Comfort Science & Technology Group Co., Ltd. Class A	68,500	143,177
Xiamen Jihong Technology Co., Ltd. Class A	35,400	90,337
Xilinmen Furniture Co., Ltd. Class A	31,100	116,854
Xinhua Winshare Publishing and Media Co., Ltd. Class H	329,522	248,899
Xinhuanet Co., Ltd. Class A	35,900	99,846
Xinjiang Communications Construction Group Co., Ltd. Class A	26,500	47,383
Xinjiang Xintai Natural Gas Co., Ltd. Class A	18,720	104,593
Xinjiang Xinxin Mining Industry Co., Ltd. Class H (a)	663,724	129,596
YaGuang Technology Group Co., Ltd. Class A (a)	61,900	90,059
Yankershop Food Co., Ltd. Class A	11,100	92,787
Yanlord Land Group, Ltd.	458,049	374,510
Yantai China Pet Foods Co., Ltd. Class A	21,100	104,552
Yantai Zhenghai Bio-tech Co., Ltd.	6,200	52,336
Yantai Zhenghai Magnetic Material Co., Ltd. Class A	38,900	68,952
Yeahka, Ltd. (a)	182,221	588,704
YGSOFT, Inc. Class A	51,522	59,473
Yincheng International Holding Co., Ltd. (b)	317,628	142,806
Yixin Group, Ltd. (a)(c)	1,027,000	197,889
Yotrio Group Co., Ltd. Class A	169,780	98,385
Youdao, Inc. ADR (a)	20,939	253,152
Youzu Interactive Co., Ltd. Class A (a)	48,300	87,709
Yuexiu Transport Infrastructure, Ltd.	1,341,013	892,326
See accompanying notes to financial statements.
84

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Yunnan Lincang Xinyuan Germanium Industrial Co., Ltd. Class A (a)	27,100	$ 47,952
Yusys Technologies Co., Ltd. Class A	39,600	116,886
Yuzhou Group Holdings Co., Ltd.	1,924,188	284,254
ZBOM Home Collection Co., Ltd. Class A	28,000	92,061
Zepp Health Corp. ADR (a)	31,734	254,824
Zhejiang Communications Technology Co., Ltd.	92,200	74,286
Zhejiang Construction Investment Group Co., Ltd. Class A	99,700	114,005
Zhejiang Huace Film & Television Co., Ltd. Class A	106,500	96,533
Zhejiang Jiemei Electronic & Technology Co., Ltd. Class A	16,480	72,773
Zhejiang Jingu Co., Ltd. Class A (a)	54,800	47,973
Zhejiang Jingxin Pharmaceutical Co., Ltd. Class A	39,960	49,780
Zhejiang Jinke Culture Industry Co., Ltd. Class A (a)	180,179	101,619
Zhejiang Meida Industrial Co., Ltd. Class A	38,900	93,845
Zhejiang Orient Financial Holdings Group Co., Ltd. Class A	211,300	139,470
Zhejiang Qianjiang Motorcycle Co., Ltd. Class A (a)	41,500	85,585
Zhejiang Runtu Co., Ltd. Class A	50,600	73,540
Zhejiang Southeast Space Frame Co., Ltd. Class A	43,700	68,929
Zhejiang Starry Pharmaceutical Co., Ltd. Class A	14,800	114,176
Zhejiang Wanfeng Auto Wheel Co., Ltd. Class A	113,900	99,711
Zhejiang Wanliyang Co., Ltd. Class A	99,200	166,460
Zhejiang Xianju Pharmaceutical Co., Ltd. Class A	42,500	70,592
Zhejiang Yasha Decoration Co., Ltd. Class A	103,300	119,402
Zhejiang Yinlun Machinery Co., Ltd. Class A	28,000	44,165
Zhejiang Yongtai Technology Co., Ltd. Class A (a)	33	272
Zhenro Services Group, Ltd.	309,908	199,051
Zhongfu Information, Inc. Class A	11,400	79,645
Zhongshan Public Utilities Group Co., Ltd. Class A	33,600	48,364
Zhongyuan Environment-Protection Co., Ltd. Class A	147,600	155,742
Zhuhai Bojay Electronics Co., Ltd. Class A	10,200	84,679
Zhuhai Orbita Aerospace Science & Technology Co., Ltd. Class A (a)	47,100	67,140
		100,405,659
COLOMBIA — 0.1%
Cementos Argos SA	310,641	480,394
Geopark, Ltd.	28,690	366,085
		846,479
CZECH REPUBLIC — 0.1%
Philip Morris CR A/S	613	445,722
EGYPT — 0.6%
Cairo Investment & Real Estate Development Co. SAE	130,522	101,213
See accompanying notes to financial statements.
85

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Cleopatra Hospital (a)	838,291	$ 238,902
Eastern Co SAE	663,544	516,653
Egypt Kuwait Holding Co. SAE (a)	634,418	730,850
Egyptian Financial Group-Hermes Holding Co. (a)	591,830	457,802
ElSewedy Electric Co.	112,794	58,621
Emaar Misr for Development SAE (a)	1,135,840	173,411
Ezz Steel Co SAE (a)	108,197	88,581
Fawry for Banking & Payment Technology Services SAE (a)	414,605	374,780
Ghabbour Auto	401,753	110,405
Heliopolis Housing	279,369	88,502
MM Group for Industry & International Trade SAE (a)	266,479	111,542
Palm Hills Developments SAE	1,693,677	209,016
Pioneers Holding for Financial Investments SAE (a)	203,576	72,650
Sidi Kerir Petrochemicals Co. (a)	160,785	90,927
Six of October Development & Investment	179,644	211,299
Talaat Moustafa Group	914,577	429,363
Telecom Egypt Co.	159,925	143,851
		4,208,368
GREECE — 0.8%
Aegean Airlines SA (a)	24,437	146,987
Athens Water Supply & Sewage Co. SA	5,103	43,232
Danaos Corp.	9,521	779,770
Diana Shipping, Inc. (a)	66,816	382,188
Ellaktor SA (a)	147,277	225,307
FF Group (a)(e)	24,815	—
Fourlis Holdings SA (a)	54,189	251,209
GEK Terna Holding Real Estate Construction SA (a)	54,656	571,359
Hellenic Exchanges - Athens Stock Exchange SA	46,826	188,313
Holding Co. ADMIE IPTO SA	125,832	343,437
Intracom Holdings SA (a)	64,166	138,468
LAMDA Development SA (a)	53,790	462,874
Motor Oil Hellas Corinth Refineries SA (a)	57,854	885,059
Safe Bulkers, Inc. (a)	75,348	389,549
Sarantis SA	9,245	95,145
Terna Energy SA	25,350	337,275
Tsakos Energy Navigation, Ltd.	250	2,675
		5,242,847
HONG KONG — 1.0%
CT Environmental Group Ltd (a)(b)(e)	3,217,900	—
AAG Energy Holdings, Ltd. (c)	1,061,923	338,303
Agritrade Resources, Ltd. (a)(e)	1,595,000	8,503
See accompanying notes to financial statements.
86

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Anxin-China Holdings, Ltd. (a)(e)	2,248,000	$ —
CA Cultural Technology Group, Ltd. (a)(b)	963,000	336,478
China High Precision Automation Group, Ltd. (a)(e)	1,226,000	—
China High Speed Transmission Equipment Group Co., Ltd. (a)(b)	478,000	401,575
China Investment Fund Co., Ltd. (a)	776,464	355,085
China Lumena New Materials Corp. (a)(b)(e)	104,532	—
China Metal Recycling Holdings, Ltd. (a)(b)(e)	693,675	—
Chongsing Holdings,Ltd. (a)(b)(e)	9,212,000	—
Citychamp Watch & Jewellery Group, Ltd. (a)	396,000	70,200
Comba Telecom Systems Holdings, Ltd. (b)	2,024,690	517,574
Concord New Energy Group, Ltd.	7,610,000	958,014
Dawnrays Pharmaceutical Holdings, Ltd.	456,000	98,409
Digital China Holdings, Ltd. (b)	305,000	167,689
Guotai Junan International Holdings, Ltd.	2,913,973	464,160
Hi Sun Technology China, Ltd. (a)(b)	933,000	153,410
Huiyuan Juice Group, Ltd. (a)(e)	1,494,400	—
IVD Medical Holding, Ltd.	136,000	53,284
Joy Spreader Group, Inc. (a)(b)	1,258,607	397,728
Kingkey Financial International Holdings, Ltd. (a)	2,770,191	238,421
Meilleure Health International Industry Group, Ltd. (a)	858,000	49,598
Melco Resorts And Entertainment Philippines Corp. (a)	1	71,064
Perennial Energy Holdings, Ltd. (b)	822,162	174,262
Pou Sheng International Holdings, Ltd. (a)	1,512,812	256,519
Realgold Mining (a)(b)(e)	251,500	—
Tech Pro Technology Development, Ltd. (a)(b)(e)	6,035,100	—
Tian Lun Gas Holding, Ltd. (a)(b)	507,265	453,529
United Laboratories International Holdings, Ltd.	878,500	584,564
Untrade MH Development NPV (a)(b)(e)	276,000	709
Zhaoke Ophthalmology, Ltd. (a)(c)	179,875	173,991
		6,323,069
HUNGARY — 0.1%
Magyar Telekom Telecommunications PLC	551,544	753,605
Opus Global Nyrt (a)	69,240	56,630
		810,235
INDIA — 15.9%
Aarti Drugs, Ltd.	30,114	246,381
ABB Power Products & Systems India, Ltd.	8,320	273,360
Acrysil, Ltd.	11,877	127,110
Action Construction Equipment, Ltd.	30,518	106,136
Advanced Enzyme Technologies, Ltd.	29,208	152,892
See accompanying notes to financial statements.
87

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Aegis Logistics, Ltd.	114,061	$ 349,739
Affle India, Ltd. (a)	7,715	555,487
Akzo Nobel India, Ltd.	8,391	258,233
Alembic, Ltd.	80,620	125,121
Alok Industries, Ltd. (a)	770,551	247,066
Amara Raja Batteries, Ltd.	54,276	548,262
Amber Enterprises India, Ltd. (a)	12,570	552,689
Amrutanjan Health Care, Ltd.	11,994	134,955
Angel Broking, Ltd.	13,668	243,567
Anupam Rasayan India, Ltd.	13,319	144,257
Apar Industries, Ltd.	17,325	150,441
APL Apollo Tubes, Ltd. (a)	43,305	479,446
Apollo Tyres, Ltd.	240,381	730,915
Arvind Fashions, Ltd. (a)	46,846	172,483
Arvind, Ltd. (a)	122,155	155,435
Asahi India Glass, Ltd.	23,635	115,488
Ashoka Buildcon, Ltd. (a)	142,427	188,905
Aster DM Healthcare, Ltd. (a)(c)	145,015	405,481
Astra Microwave Products, Ltd.	56,062	154,755
AstraZeneca Pharma India, Ltd.	5,647	235,047
Avanti Feeds, Ltd.	14,658	106,468
Azure Power Global, Ltd. (a)(b)	10,801	237,622
Bajaj Electricals, Ltd. (a)	30,751	540,905
Bajaj Hindusthan Sugar, Ltd. (a)	547,160	117,205
Balaji Amines, Ltd.	6,894	419,561
Balmer Lawrie & Co., Ltd.	63,262	110,199
Balrampur Chini Mills, Ltd.	162,175	800,743
Bank of Maharashtra (a)	494,730	133,634
Barbeque Nation Hospitality, Ltd. (a)	13,603	204,547
BEML, Ltd.	14,295	276,069
Bhansali Engineering Polymers, Ltd.	40,467	101,130
Bharat Dynamics, Ltd.	52,608	271,412
Bharat Rasayan, Ltd.	258	42,245
Birla Corp., Ltd.	18,305	354,053
Birlasoft, Ltd.	188,650	1,041,130
Blue Dart Express, Ltd.	6,438	564,365
Blue Star, Ltd.	46,080	565,078
Bombay Dyeing & Manufacturing Co., Ltd. (a)	103,142	130,269
Borosil Renewables, Ltd. (a)	30,462	126,604
Brigade Enterprises, Ltd.	98,353	543,259
Brightcom Group, Ltd.	176,020	138,132
Brookfield India Real Estate Trust REIT (c)	79,477	285,219
See accompanying notes to financial statements.
88

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Burger King India, Ltd. (a)	136,204	$ 298,088
Camlin Fine Sciences, Ltd. (a)	70,782	175,030
Can Fin Homes, Ltd.	73,394	679,088
Caplin Point Laboratories, Ltd.	20,403	243,055
Capri Global Capital, Ltd.	23,964	166,346
Carborundum Universal, Ltd.	76,895	919,446
Castrol India, Ltd.	334,705	632,187
CCL Products India, Ltd.	56,593	293,191
Ceat, Ltd.	9,151	162,943
Central Bank of India (a)	604,800	180,476
Century Plyboards India, Ltd.	48,503	308,847
Century Textiles & Industries, Ltd.	39,570	499,399
Cera Sanitaryware, Ltd.	3,482	246,774
CESC, Ltd.	420,230	518,299
CG Power & Industrial Solutions, Ltd. (a)	317,154	525,332
Chalet Hotels, Ltd. (a)	75,367	243,583
Chambal Fertilizers and Chemicals, Ltd.	106,708	487,268
Chennai Super Kings Cricket, Ltd. (a)(e)	418,560	—
Cholamandalam Financial Holdings, Ltd.	73,229	678,992
Cigniti Technologies, Ltd.	16,593	136,652
City Union Bank, Ltd.	292,599	621,444
Cochin Shipyard, Ltd. (c)	47,880	234,054
Cosmo Films, Ltd.	6,760	136,011
Craftsman Automation, Ltd. (a)	4,057	115,311
CreditAccess Grameen, Ltd. (a)	35,622	305,434
CSB Bank, Ltd. (a)	39,491	168,626
Cyient, Ltd.	58,019	830,685
Dalmia Bharat Sugar & Industries, Ltd.	17,672	98,196
DCB Bank, Ltd. (a)	43,988	53,928
DCM Shriram, Ltd.	34,757	473,354
Deepak Fertilisers & Petrochemicals Corp., Ltd.	32,083	176,067
Delta Corp., Ltd.	69,467	246,414
Dhampur Sugar Mills, Ltd.	26,588	105,113
Dhani Services, Ltd. (a)	230,462	569,111
Dhanuka Agritech, Ltd.	3,829	42,139
Dish TV India, Ltd. (a)	412,094	113,811
Dishman Carbogen Amcis, Ltd. (a)	76,603	206,401
Dwarikesh Sugar Industries, Ltd.	108,083	102,947
Easy Trip Planners, Ltd.	24,611	197,064
eClerx Services, Ltd.	8,288	241,631
Edelweiss Financial Services, Ltd.	174,338	186,017
EID Parry India, Ltd. (a)	72,269	409,600
See accompanying notes to financial statements.
89

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
EIH, Ltd. (a)	29,738	$ 51,822
Elgi Equipments, Ltd.	56,407	156,126
Engineers India, Ltd.	147,813	156,819
EPL ,Ltd.	46,761	150,972
Equitas Holdings, Ltd.	118,478	193,134
Equitas Small Finance Bank, Ltd. (a)(c)	199,762	167,393
Eris Lifesciences, Ltd. (c)	17,313	177,392
ESAB India, Ltd.	4,908	145,232
Eveready Industries India, Ltd. (a)	51,139	271,722
Exide Industries, Ltd.	331,830	796,857
FDC, Ltd. (a)	46,408	218,449
Filatex India, Ltd.	68,429	95,415
Fine Organic Industries, Ltd.	6,239	258,516
Finolex Cables, Ltd.	67,207	441,030
Finolex Industries, Ltd.	143,569	403,856
Firstsource Solutions, Ltd.	220,954	581,947
Future Consumer, Ltd. (a)	1,396,805	143,016
Gabriel India, Ltd.	76,195	157,723
Galaxy Surfactants, Ltd.	7,261	322,134
Garware Technical Fibres, Ltd.	4,147	186,359
Gati, Ltd. (a)	51,213	93,936
GE T&D India, Ltd. (a)	76,261	132,123
GHCL, Ltd.	58,171	349,093
Globus Spirits, Ltd.	8,335	149,941
GMM Pfaudler, Ltd.	5,378	320,148
Godawari Power and Ispat, Ltd.	7,269	125,246
Godfrey Phillips India, Ltd.	21,890	352,617
Godrej Agrovet, Ltd. (c)	26,037	224,495
Granules India, Ltd.	139,021	599,985
Graphite India, Ltd.	51,399	418,622
Great Eastern Shipping Co., Ltd.	87,902	436,623
Greaves Cotton, Ltd.	94,175	174,134
Greenpanel Industries, Ltd. (a)	41,896	174,775
Greenply Industries, Ltd.	61,487	149,974
Grindwell Norton, Ltd.	21,813	403,376
Gujarat Ambuja Exports, Ltd.	73,697	172,012
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	47,855	279,964
Gujarat Pipavav Port, Ltd.	52,236	77,832
Gujarat State Fertilizers & Chemicals, Ltd.	206,374	359,353
Hathway Cable & Datacom, Ltd. (a)	488,003	157,786
HealthCare Global Enterprises, Ltd. (a)	46,795	155,968
HEG, Ltd.	9,273	280,835
See accompanying notes to financial statements.
90

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
HeidelbergCement India, Ltd.	57,322	$ 198,313
Hemisphere Properties India, Ltd. (a)	75,733	145,390
Heranba Industries, Ltd.	9,571	102,844
Heritage Foods, Ltd.	21,229	130,573
Hester Biosciences, Ltd.	4,218	140,844
HFCL, Ltd.	512,199	492,688
HG Infra Engineering, Ltd.	13,377	116,618
Hikal, Ltd.	25,808	209,812
HIL, Ltd.	2,844	197,186
Himadri Speciality Chemical, Ltd.	169,788	117,915
Himatsingka Seide, Ltd.	30,078	110,360
Hinduja Global Solutions, Ltd.	4,850	186,969
Hindustan Construction Co., Ltd. (a)	832,696	108,255
Hindustan Copper, Ltd.	231,529	342,954
Hindustan Oil Exploration Co., Ltd. (a)	76,973	219,219
Hle Glascoat, Ltd.	2,595	227,262
Home First Finance Co. India, Ltd. (a)(c)	22,839	181,567
Housing & Urban Development Corp., Ltd.	292,348	177,431
IDFC, Ltd. (a)	1,002,912	742,447
IFB Industries, Ltd. (a)	10,116	162,130
IFCI, Ltd. (a)	655,316	118,743
IIFL Finance, Ltd.	85,697	331,347
IIFL Securities, Ltd.	84,001	110,451
IIFL Wealth Management, Ltd.	13,928	294,969
India Cements, Ltd.	259,708	700,812
India Glycols, Ltd.	10,494	114,345
Indiabulls Housing Finance, Ltd.	249,043	777,216
Indiabulls Real Estate, Ltd. (a)	247,799	500,589
Indian Energy Exchange, Ltd. (c)	95,536	831,383
Indigo Paints, Ltd. (a)	7,319	252,446
Indo Count Industries, Ltd.	60,822	242,419
Indoco Remedies, Ltd.	30,073	182,012
Infibeam Avenues, Ltd.	602,479	335,624
Ingersoll Rand India, Ltd.	8,335	110,235
Inox Leisure, Ltd. (a)	70,418	373,068
Inox Wind, Ltd. (a)	69,942	92,342
Intellect Design Arena, Ltd. (a)	54,163	518,043
ION Exchange India, Ltd.	4,177	129,583
IRB Infrastructure Developers, Ltd. (a)	29,581	81,138
IRCON International, Ltd. (c)	356,899	217,330
ITD Cementation India, Ltd.	119,981	123,169
J Kumar Infraprojects, Ltd.	59,590	151,288
See accompanying notes to financial statements.
91

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Jain Irrigation Systems, Ltd. (a)	325,520	$ 156,999
Jaiprakash Associates, Ltd. (a)	1,206,274	143,009
Jammu & Kashmir Bank, Ltd. (a)	240,108	122,759
Jamna Auto Industries, Ltd.	179,520	216,094
JB Chemicals & Pharmaceuticals, Ltd.	26,985	678,719
Jindal Poly Films, Ltd.	7,895	109,112
Jindal Saw, Ltd.	125,424	192,713
Jindal Stainless, Ltd. (a)	96,132	209,806
JK Lakshmi Cement, Ltd.	41,685	347,003
JK Paper, Ltd.	58,997	182,251
JK Tyre & Industries, Ltd.	83,057	168,290
JM Financial, Ltd.	242,429	302,271
Johnson Controls-Hitachi Air Conditioning India, Ltd. (a)	7,068	204,139
Jubilant Ingrevia, Ltd.	54,113	550,953
Jubilant Pharmova, Ltd.	70,751	594,441
Just Dial, Ltd. (a)	17,614	234,735
Jyothy Labs, Ltd.	102,942	233,822
Kalpataru Power Transmission, Ltd.	59,896	326,159
Kalyan Jewellers India, Ltd. (a)	183,709	180,423
KCP Ltd	54,716	99,956
KEC International, Ltd.	104,062	621,197
KEI Industries, Ltd.	39,369	491,718
Kiri Industries, Ltd.	23,707	163,684
KNR Constructions, Ltd.	96,014	370,914
KPIT Technologies, Ltd.	108,720	500,557
KPR Mill, Ltd.	57,740	330,793
KSB, Ltd.	8,131	133,772
LA Opala RG, Ltd.	44,396	185,294
Lakshmi Machine Works, Ltd.	1,569	172,733
Laxmi Organic Industries, Ltd.	32,245	237,534
Lemon Tree Hotels, Ltd. (a)(c)	243,207	148,753
LG Balakrishnan & Bros, Ltd.	21,075	127,425
LT Foods, Ltd.	139,198	135,115
LUX Industries, Ltd.	5,229	248,000
Mahanagar Gas, Ltd.	37,670	549,438
Maharashtra Scooters, Ltd.	3,526	221,075
Mahindra CIE Automotive, Ltd. (a)	83,723	266,359
Mahindra Holidays & Resorts India, Ltd. (a)	71,129	235,539
Mahindra Lifespace Developers, Ltd. (a)	60,961	226,835
Mahindra Logistics, Ltd. (c)	23,916	235,994
Maithan Alloys, Ltd.	7,559	119,423
Manali Petrochemicals, Ltd.	79,934	129,064
See accompanying notes to financial statements.
92

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Manappuram Finance, Ltd.	503,401	$ 1,147,153
Mangalam Cement, Ltd.	15,799	98,622
Mangalore Refinery & Petrochemicals, Ltd. (a)	256,903	161,630
Marksans Pharma, Ltd.	197,070	183,191
MAS Financial Services, Ltd. (c)	11,640	122,316
Mastek, Ltd.	9,785	411,160
Matrimony.com, Ltd. (c)	13,124	171,769
Mazagon Dock Shipbuilders, Ltd.	54,969	185,989
Metropolis Healthcare, Ltd. (c)	18,127	659,559
Minda Corp., Ltd.	105,207	180,075
Mishra Dhatu Nigam, Ltd. (c)	55,782	141,132
MMTC, Ltd. (a)	158,820	96,070
MOIL, Ltd.	90,750	200,016
Morepen Laboratories, Ltd. (a)	222,153	169,546
Motilal Oswal Financial Services, Ltd.	21,185	245,093
Mrs Bectors Food Specialities, Ltd.	24,243	134,577
MTAR Technologies, Ltd.	9,455	186,183
Multi Commodity Exchange of India, Ltd.	30,223	675,348
Narayana Hrudayalaya, Ltd. (a)	53,524	362,199
National Fertilizers, Ltd. (a)	135,015	108,318
Nava Bharat Ventures, Ltd.	92,074	151,456
Navneet Education, Ltd.	93,205	140,195
Nazara Technologies, Ltd. (a)	7,430	229,434
NBCC India, Ltd.	185,611	121,778
NCC, Ltd.	473,218	525,638
Neogen Chemicals, Ltd.	6,851	114,315
NESCO, Ltd.	23,713	193,883
Network18 Media & Investments, Ltd. (a)	233,751	163,597
NIIT, Ltd.	65,095	326,494
Nilkamal, Ltd.	2,818	107,568
NLC India, Ltd.	227,378	187,931
NOCIL, Ltd.	82,020	321,218
Olectra Greentech, Ltd. (a)	26,276	146,093
Orient Cement, Ltd.	85,681	183,476
Orient Electric, Ltd.	91,771	410,282
Orissa Minerals Development Co. Ltd (a)	3,017	116,406
Paisalo Digital, Ltd.	14,728	177,107
Phillips Carbon Black, Ltd.	59,492	214,156
Phoenix Mills, Ltd.	70,433	909,454
PNB Housing Finance, Ltd. (a)(c)	26,171	219,268
PNC Infratech, Ltd.	83,370	430,005
Poly Medicure, Ltd.	39,247	490,221
See accompanying notes to financial statements.
93

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Polyplex Corp., Ltd.	11,066	$ 257,510
Poonawalla Fincorp, Ltd. (a)	146,346	321,172
Praj Industries, Ltd.	87,084	413,789
Prakash Industries, Ltd. (a)	138,154	124,609
Prestige Estates Projects, Ltd.	115,236	762,030
Prince Pipes & Fittings, Ltd.	19,543	182,193
Privi Speciality Chemicals, Ltd.	6,307	158,594
Procter & Gamble Health, Ltd.	5,968	434,457
PTC India, Ltd.	404,866	631,891
Punjab Chemicals & Crop Protection, Ltd.	4,943	104,234
PVR, Ltd. (a)	37,562	809,333
Quess Corp., Ltd. (c)	50,673	625,464
Radico Khaitan, Ltd.	54,284	644,292
Rail Vikas Nigam, Ltd.	483,645	196,774
Railtel Corp. of India, Ltd.	85,922	148,919
Rain Industries, Ltd.	54,407	176,574
Rallis India, Ltd.	83,727	322,489
Ramco Systems, Ltd. (a)	15,786	102,092
Ramkrishna Forgings, Ltd.	11,951	174,296
Rashtriya Chemicals & Fertilizers, Ltd.	128,878	143,588
Ratnamani Metals & Tubes, Ltd.	5,243	154,431
RattanIndia Infrastructure, Ltd. (a)	234,663	140,524
Raymond, Ltd. (a)	40,054	247,682
RBL Bank, Ltd. (a)(c)	328,294	844,314
Redington India, Ltd.	538,412	1,011,143
Reliance Infrastructure, Ltd. (a)	188,722	260,477
Reliance Power, Ltd. (a)	1,840,520	338,461
Religare Enterprises, Ltd. (a)	69,200	165,524
RITES, Ltd.	70,048	258,053
Rossari Biotech, Ltd.	9,948	194,497
Route Mobile, Ltd.	12,490	328,094
RPSG Ventures, Ltd. (a)	13,814	179,087
Rupa & Co., Ltd.	17,749	107,818
Safari Industries India, Ltd. (a)	10,525	123,205
Saregama India, Ltd.	1,932	93,643
Sasken Technologies, Ltd.	8,008	144,619
Schneider Electric Infrastructure, Ltd. (a)	64,490	99,349
Sequent Scientific, Ltd.	71,031	210,287
Sharda Cropchem, Ltd.	32,314	143,922
Shilpa Medicare, Ltd.	29,029	217,793
Shipping Corp. of India, Ltd.	155,269	253,631
Shoppers Stop, Ltd. (a)	45,287	160,703
See accompanying notes to financial statements.
94

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Shree Renuka Sugars, Ltd. (a)	436,839	$ 165,078
Shriram City Union Finance, Ltd.	16,759	459,065
SIS, Ltd. (a)	31,384	209,375
SKF India, Ltd.	23,254	968,427
Sobha, Ltd.	31,876	339,190
Solara Active Pharma Sciences, Ltd.	12,386	266,918
Sonata Software, Ltd.	42,863	505,157
Spandana Sphoorty Financial, Ltd. (a)	22,957	176,243
SpiceJet, Ltd. (a)	255,639	258,816
Star Cement, Ltd. (a)	143,099	206,761
Sterling & Wilson Solar, Ltd. (a)	42,660	229,888
Sterlite Technologies, Ltd.	131,949	508,491
Stove Kraft, Ltd. (a)	10,825	149,576
Strides Pharma Science, Ltd.	63,460	503,987
Subex, Ltd.	385,851	266,409
Sudarshan Chemical Industries	28,258	250,554
Sun Pharma Advanced Research Co., Ltd. (a)	108,447	432,239
Sunteck Realty, Ltd.	49,038	318,199
Suprajit Engineering, Ltd.	62,396	270,339
Surya Roshni, Ltd.	14,329	143,970
Suryoday Small Finance Bank, Ltd. (a)	77,012	186,130
Suven Pharmaceuticals, Ltd.	68,675	488,735
Suzlon Energy, Ltd. (a)	709,934	61,690
Swan Energy, Ltd.	48,338	83,486
Symphony, Ltd.	18,094	261,059
Tamilnadu Petroproducts, Ltd.	64,088	112,415
Tanla Platforms, Ltd.	14,705	172,819
Tata Coffee, Ltd.	56,690	155,458
Tata Investment Corp., Ltd.	17,676	325,527
Tata Metaliks, Ltd.	7,640	106,452
Tata Teleservices Maharashtra, Ltd. (a)	357,713	170,357
TCI Express, Ltd.	9,768	203,104
TCNS Clothing Co., Ltd. (a)(c)	19,021	167,231
TeamLease Services, Ltd. (a)	7,804	471,920
Tejas Networks, Ltd. (a)(c)	36,611	243,112
Thirumalai Chemicals, Ltd.	42,371	173,959
Thyrocare Technologies, Ltd. (c)	13,095	205,738
Tide Water Oil Co. India, Ltd.	3,944	95,003
Time Technoplast, Ltd.	150,752	145,619
Timken India, Ltd.	20,015	457,033
Trident, Ltd.	1,835,939	692,550
Triveni Engineering & Industries, Ltd.	62,967	156,977
See accompanying notes to financial statements.
95

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Triveni Turbine, Ltd.	92,917	$ 199,597
TTK Prestige, Ltd.	3,396	406,427
TV18 Broadcast, Ltd. (a)	296,138	151,405
UCO Bank (a)	937,732	172,443
Uflex, Ltd.	37,821	275,604
Ujjivan Small Finance Bank, Ltd. (a)(c)	601,288	170,923
Usha Martin, Ltd. (a)	111,139	128,391
UTI Asset Management Co., Ltd.	28,615	411,314
VA Tech Wabag, Ltd. (a)	34,855	156,273
Vaibhav Global, Ltd.	37,092	349,545
Vakrangee, Ltd.	374,583	204,380
Valiant Organics, Ltd. (c)	9,006	169,370
Vardhman Textiles, Ltd.	15,845	395,423
Varroc Engineering, Ltd. (a)(c)	44,765	181,135
Venky's India, Ltd.	4,651	184,041
V-Guard Industries, Ltd.	121,916	423,674
VIP Industries, Ltd. (a)	53,976	368,384
V-Mart Retail, Ltd. (a)	7,462	356,807
VRL Logistics, Ltd.	24,244	124,752
VST Industries, Ltd.	1,616	73,956
VST Tillers Tractors, Ltd.	4,126	149,704
WABCO India, Ltd.	3,749	367,773
Welspun Corp., Ltd.	69,777	136,165
Welspun India, Ltd.	297,140	677,725
West Coast Paper Mills, Ltd.	50,840	181,607
Westlife Development, Ltd. (a)	60,179	459,120
Wockhardt, Ltd. (a)	30,178	184,884
Zensar Technologies, Ltd.	61,989	399,021
Zydus Wellness, Ltd.	17,284	551,067
		103,368,249
INDONESIA — 2.7%
Ace Hardware Indonesia Tbk PT	5,695,414	505,375
Adi Sarana Armada Tbk PT (a)	1,351,775	323,954
Astra Agro Lestari Tbk PT	427,922	292,258
Bank BTPN Syariah Tbk PT	2,848,324	690,563
Bank Bukopin Tbk PT (a)	2,909,500	84,973
Bank CIMB Niaga Tbk PT	3,170,500	215,982
Bank Danamon Indonesia Tbk PT	2,692,688	500,440
Bank Neo Commerce Tbk PT	1,796,300	173,198
Bank Pan Indonesia Tbk PT (a)	1,720,300	89,546
Bank Pembangunan Daerah Jawa Timur Tbk PT	5,874,900	295,541
Bank Tabungan Negara Persero Tbk PT (a)	8,264,462	819,950
See accompanying notes to financial statements.
96

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
BFI Finance Indonesia Tbk PT	6,893,395	$ 484,043
Bintang Oto Global Tbk PT (a)	3,048,263	301,365
Bukit Asam Tbk PT	5,652,910	1,090,098
Bumi Serpong Damai Tbk PT (a)	7,276,400	508,395
Ciputra Development Tbk PT	9,187,699	600,210
Digital Mediatama Maxima Tbk PT (a)	927,034	180,711
Erajaya Swasembada Tbk PT	5,547,600	234,501
Harum Energy Tbk PT	412,374	267,953
Indo Tambangraya Megah Tbk PT	512,336	744,565
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	2,518,881	135,514
Inti Agri Resources Tbk PT (a)(e)	258,200	—
Japfa Comfeed Indonesia Tbk PT	6,271,247	865,377
Jasa Marga Persero Tbk PT (a)	1,813,414	491,601
Kimia Farma Tbk PT	261,300	43,816
Link Net Tbk PT	1,298,835	365,716
M Cash Integrasi PT (a)	306,916	218,728
Medco Energi Internasional Tbk PT (a)	5,358,992	205,935
Medikaloka Hermina Tbk PT	3,001,153	245,334
Metro Healthcare Indonesia Tbk PT (a)	3,978,600	120,088
Metrodata Electronics Tbk PT	1,129,669	228,894
Mitra Adiperkasa Tbk PT (a)	8,745,000	476,583
Pabrik Kertas Tjiwi Kimia Tbk PT	1,320,085	733,252
Pacific Strategic Financial Tbk PT (a)	2,530,400	151,161
Pakuwon Jati Tbk PT (a)	7,385,400	249,749
Perusahaan Gas Negara Tbk PT (a)	13,545,477	1,126,227
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,249,823	106,535
Prodia Widyahusada Tbk PT	441,936	219,231
Rimo International Lestari Tbk PT (a)(e)	100,200	—
Saratoga Investama Sedaya Tbk PT	1,712,855	226,785
Summarecon Agung Tbk PT (a)	9,019,015	532,476
Surya Citra Media Tbk PT (a)	5,313,067	746,149
Timah Tbk PT (a)	3,519,312	371,295
Trada Alam Minera Tbk PT (a)(e)	6,757,200	—
Tunas Baru Lampung Tbk PT	937,900	54,718
XL Axiata Tbk PT	4,763,732	1,011,825
		17,330,610
KUWAIT — 1.5%
A'ayan Leasing & Investment Co. KSCP (a)	223,100	122,054
Al Ahli Bank of Kuwait KSCP (a)	859,577	629,862
Al Mazaya Holding Co. KSCP (a)	615,849	156,208
ALAFCO Aviation Lease & Finance Co. KSCP (a)	317,554	245,325
Alimtiaz Investment Group KSC (a)	967,805	436,411
See accompanying notes to financial statements.
97

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Arzan Financial Group for Financing & Investment KPSC (a)	219,759	$ 117,312
Boubyan Petrochemicals Co. KSCP	271,743	810,904
Boursa Kuwait Securities Co. KPSC	70,789	433,043
Commercial Real Estate Co. KSC	1,011,810	419,351
First Investment Co. KSCP (a)	378,852	106,521
Gulf Cable & Electrical Industries Co. KSCP	125,166	348,605
Heavy Engineering & Ship Building Co. KSCP Class B	184,941	295,562
Humansoft Holding Co. KSC	67,213	734,975
Integrated Holding Co. KCSC (a)	181,464	226,228
Jazeera Airways Co. KSCP (a)	102,485	281,358
Kuwait Financial Centre SAK (a)	255,922	148,496
Kuwait International Bank KSCP (a)	663,966	490,930
Kuwait Investment Co. SAK (a)	120,868	110,609
Kuwait Projects Co. Holding KSCP	135,609	71,042
Kuwait Real Estate Co. KSC (a)	288,891	145,595
Mezzan Holding Co. KSCC	131,909	278,163
National Industries Group Holding SAK (a)	1,108,496	885,768
National Investments Co. KSCP	217,294	142,653
National Real Estate Co. KPSC (a)	616,297	416,859
Noor Financial Investment Co. KSC	172,882	197,760
Qurain Petrochemical Industries Co.	341,978	429,740
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	344,895	271,022
Warba Bank KSCP (a)	798,495	704,243
		9,656,599
MACAU — 0.1%
Huasheng International Holding, Ltd.	3,227,894	431,235
MALAYSIA — 4.7%
Aemulus Holdings Bhd (a)	679,178	170,342
Aeon Co. M Bhd	168,800	60,480
AEON Credit Service M Bhd	14,300	42,219
AirAsia Group Bhd (a)	753,900	189,083
Alliance Bank Malaysia Bhd	259,200	159,117
Ann Joo Resources Bhd	268,240	155,056
Astro Malaysia Holdings Bhd	2,029,091	499,215
ATA IMS Bhd	421,215	265,617
Awanbiru Technology Bhd (a)	662,182	128,909
Axis Real Estate Investment Trust	442,956	201,031
Bahvest Resources Bhd (a)	415,700	50,641
Bank Islam (a)	654,218	471,462
Berjaya Corp. Bhd (a)	2,123,945	131,906
See accompanying notes to financial statements.
98

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Berjaya Sports Toto Bhd	362,185	$ 177,351
Bermaz Auto Bhd	319,700	121,420
British American Tobacco Malaysia Bhd	115,036	387,987
Bursa Malaysia Bhd	617,047	1,087,736
Carlsberg Brewery Malaysia Bhd Class B	111,600	597,119
D&O Green Technologies Bhd	482,724	659,544
Dagang NeXchange Bhd (a)	2,105,518	392,286
Datasonic Group Bhd	1,257,400	148,671
Dayang Enterprise Holdings Bhd (a)	863,600	198,031
DRB-Hicom Bhd	279,800	109,608
Dufu Technology Corp. Bhd	304,877	307,317
Duopharma Biotech Bhd	734,106	317,385
FGV Holdings Bhd	604,600	196,407
Frontken Corp. Bhd	942,715	812,899
Gamuda Bhd (a)	599,947	431,348
GDEX Bhd	578,000	43,490
Genetec Technology Bhd (a)	26,276	225,949
Genting Plantations Bhd	81,947	134,083
Globetronics Technology Bhd	589,371	290,005
Heineken Malaysia Bhd	127,100	701,304
Hextar Global Bhd	739,752	226,175
Hiap Teck Venture Bhd	1,252,544	170,536
Hibiscus Petroleum Bhd	584,600	97,748
Hong Leong Capital Bhd	135,511	215,575
Hong Seng Consolidated Bhd (a)	716,087	413,933
IGB Real Estate Investment Trust	1,146,700	462,898
IJM Corp. Bhd	2,843,985	1,229,574
IJM Plantations Bhd	412,998	305,815
IOI Properties Group Bhd	750,100	215,005
Iris Corp. Bhd (a)	1,243,900	66,852
JAKS Resources Bhd (a)	3,320,687	372,799
JF Technology Bhd	544,441	183,366
JHM Consolidation Bhd	500,102	219,799
Kelington Group Bhd	624,942	262,725
Kossan Rubber Industries	1,100,704	607,339
KPJ Healthcare Bhd	2,247,464	622,730
Leong Hup International Bhd	330,600	51,329
Lotte Chemical Titan Holding Bhd (c)	704,931	444,528
Magnum Bhd	717,690	349,716
Mah Sing Group Bhd	1,540,165	259,361
Malakoff Corp. Bhd	662,600	128,991
Malayan Flour Mills Bhd	873,919	158,648
See accompanying notes to financial statements.
99

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Malaysia Building Society Bhd	456,307	$ 65,942
Mega First Corp. BHD	473,319	414,924
Mi Technovation Bhd	355,685	318,600
MMC Corp. Bhd	849,238	395,561
My EG Services Bhd	2,820,587	619,835
Padini Holdings Bhd	538,100	401,020
Pavilion Real Estate Investment Trust	1,032,200	350,107
Pentamaster Corp. Bhd	613,059	803,940
Pentamaster International, Ltd.	372,000	50,654
PIE Industrial Bhd	228,079	203,209
Revenue Group Bhd (a)	221,955	98,611
Rubberex Corp. M Bhd (a)	651,126	95,651
Scientex Bhd	793,764	866,476
Sime Darby Property Bhd	1,132,600	177,201
SKP Resources Bhd	915,515	400,189
SP Setia Bhd Group (a)	1,427,909	419,522
Sunway Bhd	1,249,114	504,240
Sunway Real Estate Investment Trust	1,967,400	657,915
Supermax Corp. Bhd	1,212,574	692,237
Syarikat Takaful Malaysia Keluarga Bhd	267,714	269,856
Ta Ann Holdings Bhd	297,611	208,999
Taliworks Corp. Bhd	400,200	78,864
Thong Guan Industries Bhd	279,111	178,007
TIME dotCom Bhd	1,001,396	1,088,344
TSH Resources Bhd	989,372	262,320
Unisem M Bhd	213,891	435,803
UOA Development Bhd	430,200	170,580
UWC Bhd	359,027	514,550
VS Industry Bhd	2,864,400	1,087,877
Widad Group Bhd (a)	2,460,941	229,253
Yinson Holdings Bhd	784,530	1,032,548
YTL Corp. Bhd	3,470,584	505,686
YTL Power International Bhd	968,893	153,903
		30,682,884
MEXICO — 1.5%
Alsea SAB de CV (a)	465,830	943,473
Betterware de Mexico SAB de CV	6,988	248,493
Bolsa Mexicana de Valores SAB de CV	519,344	1,004,081
Concentradora Fibra Danhos SA de CV REIT	366,172	453,605
Corp. Inmobiliaria Vesta SAB de CV	621,311	1,094,768
Genomma Lab Internacional SAB de CV Class B (a)	749,695	714,864
Grupo Comercial Chedraui SA de CV	39,807	68,669
See accompanying notes to financial statements.
100

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Grupo Herdez SAB de CV	70,360	$ 143,087
Grupo Traxion SAB de CV (a)(b)(c)	240,202	403,951
Hoteles City Express SAB de CV (a)(b)	117,715	35,295
Macquarie Mexico Real Estate Management SA de CV REIT (c)	258,759	310,468
Nemak SAB de CV (a)(c)	1,279,349	326,928
PLA Administradora Industrial S de RL de CV REIT	580,148	852,241
Prologis Property Mexico SA de CV REIT	415,788	907,086
Qualitas Controladora SAB de CV	200,821	924,610
Regional SAB de CV	135,838	785,493
Unifin Financiera SAB de CV (a)(b)	43,869	64,059
Vista Oil & Gas SAB de CV ADR (a)	81,659	410,745
		9,691,916
MONACO — 0.1%
Costamare, Inc.	24,509	379,645
PAKISTAN — 0.5%
Bank Al Habib, Ltd.	392,267	159,326
Bank Alfalah, Ltd.	353,624	67,194
DG Khan Cement Co., Ltd. (a)	403,355	209,484
Engro Corp., Ltd.	30,500	50,117
Engro Fertilizers, Ltd.	410,104	169,293
Fauji Fertilizer Co., Ltd.	319,043	191,257
Habib Bank, Ltd.	98,826	63,475
Hub Power Co. Ltd	106,113	45,830
Lucky Cement, Ltd. (a)	154,527	656,138
Maple Leaf Cement Factory, Ltd. (a)	672,511	139,045
Mari Petroleum Co., Ltd.	18,412	167,992
MCB Bank, Ltd.	311,175	275,424
Meezan Bank, Ltd.	440,277	361,868
Millat Tractors, Ltd.	6,163	38,849
National Bank of Pakistan (a)	316,500	62,166
Pakistan Petroleum, Ltd.	88,819	39,080
Pakistan State Oil Co., Ltd.	59,760	70,550
Systems, Ltd.	30,141	128,798
TRG Pakistan	435,493	413,546
Unity Foods, Ltd. (a)	1,171,105	214,754
		3,524,186
PERU — 0.1%
Alicorp SAA	41,961	52,773
Ferreycorp SAA	156,276	63,877
See accompanying notes to financial statements.
101

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Volcan Cia Minera SAA Class B (a)	1,961,244	$ 284,610
		401,260
PHILIPPINES — 1.1%
AllHome Corp.	825,000	147,177
Alliance Global Group, Inc.	2,867,483	579,005
AyalaLand Logistics Holdings Corp. (a)	1,637,140	170,101
Bloomberry Resorts Corp. (a)	2,431,800	283,178
Century Pacific Food, Inc.	619,955	325,716
Cosco Capital, Inc.	117,600	11,619
D&L Industries, Inc.	3,677,352	547,890
DITO CME Holdings Corp. (a)	1,649,529	237,680
DMCI Holdings, Inc.	5,262,096	732,423
Filinvest Land, Inc.	2,968,000	64,003
First Gen Corp.	641,142	426,716
LT Group, Inc.	3,300,968	653,593
Megaworld Corp.	6,213,000	347,129
MerryMart Consumer Corp. (a)	588,000	44,495
Petron Corp. (a)	721,000	43,534
Philippine National Bank (a)	345,500	136,818
Pilipinas Shell Petroleum Corp. (a)	238,700	90,782
PNB Holdings Corp. (a)	36,116	29,559
Robinsons Land Corp.	1,749,272	548,684
Security Bank Corp.	229,869	477,673
Semirara Mining & Power Corp.	1,444,715	594,766
SM Prime Holdings, Inc.	1	1
Wilcon Depot, Inc.	805,820	434,426
		6,926,968
POLAND — 1.8%
11 bit studios SA (a)	3,490	356,096
Alior Bank SA (a)	83,912	908,584
Amica SA	1,068	37,651
Asseco Poland SA	58,654	1,293,822
Bank Handlowy w Warszawie SA	26,712	304,704
Bank Millennium SA (a)	599,267	1,017,075
Benefit Systems SA (a)	715	126,031
Budimex SA	7,933	600,281
CCC SA (a)	32,196	980,169
Celon Pharma SA	4,499	42,484
Ciech SA	46,473	485,648
Datawalk SA (a)	1,806	108,008
Develia SA	296,201	287,157
See accompanying notes to financial statements.
102

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Dom Development SA	1,397	$ 47,138
Enea SA (a)	16,848	39,370
EPP NV (a)	109,524	92,453
Famur SA (a)	140,167	100,239
Grupa Kety SA	2,596	416,406
Jastrzebska Spolka Weglowa SA (a)	48,136	675,631
KRUK SA	15,742	1,287,504
LiveChat Software SA	10,054	269,373
Mabion SA (a)	10,283	186,693
PlayWay SA	4,189	473,619
Tauron Polska Energia SA (a)	1,005,416	845,600
TEN Square Games SA	4,242	562,396
Wirtualna Polska Holding SA	4,893	166,334
X-Trade Brokers Dom Maklerski SA (c)	56,893	201,570
		11,912,036
QATAR — 0.7%
Aamal Co.	452,581	125,793
Al Meera Consumer Goods Co. QSC	129,869	700,173
Baladna	929,996	414,296
Gulf International Services QSC (a)	1,167,982	513,578
Gulf Warehousing Co.	182,932	254,226
Investment Holding Group (a)	357,332	139,851
Mazaya Real Estate Development QPSC	820,631	234,176
Medicare Group	114,389	255,105
Qatar First Bank (a)	625,612	312,720
Qatari Investors Group QSC	570,632	398,863
Salam International Investment, Ltd. QSC (a)	602,257	157,139
United Development Co. QSC	1,762,343	746,370
Vodafone Qatar QSC	1,326,960	596,604
		4,848,894
RUSSIA — 0.4%
Detsky Mir PJSC (c)	400,000	714,872
Etalon Group PLC GDR	40,024	62,758
Globaltrans Investment PLC GDR	114,010	915,500
M. Video PJSC (a)	61,146	493,301
Mechel PJSC ADR (a)(b)	95,344	387,097
Mosenergo PJSC (a)	3,345,848	109,821
OGK-2 PJSC (a)	14,657,102	138,392
		2,821,741
See accompanying notes to financial statements.
103

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
SAUDI ARABIA — 4.4%
Abdul Mohsen Al-Hokair Tourism & Development Co. (a)	50,906	$ 313,794
Al Alamiya for Cooperative Insurance Co. (a)	15,416	117,140
Al Babtain Power & Telecommunication Co.	22,131	229,234
Al Hammadi Co. for Development & Investment	50,061	513,196
Al Hassan Ghazi Ibrahim Shaker Co. (a)	12,583	88,400
Al Jouf Agricultural Development Co.	8,210	167,234
Al Jouf Cement Co. (a)	53,681	179,190
Al Khaleej Training & Education Co.	41,054	311,952
Al Moammar Information Systems Co.	5,261	234,807
Al Rajhi Co. for Co-operative Insurance (a)	13,987	350,169
Al Rajhi REIT	134,542	450,542
Al Yamamah Steel Industries Co.	7,446	94,298
AlAbdullatif Industrial Investment Co. (a)	15,974	148,424
Alahli REIT Fund 1	80,252	297,840
Alandalus Property Co.	22,001	124,004
Alaseel Co.	8,172	187,376
Aldrees Petroleum & Transport Services Co.	28,964	562,955
Al-Etihad Cooperative Insuarnce Co. (a)	27,270	167,516
Alkhabeer REIT	46,369	119,672
AlKhorayef Water & Power Technologies Co.	3,302	109,694
Alujain Holding (a)	24,749	446,059
Amana Cooperative Insurance Co. (a)	7,138	96,107
Arab Sea Information Systems Co. (a)	2,510	108,947
Arabian Cement Co.	39,616	435,695
Arabian Pipes Co. (a)	18,413	94,453
Arabian Shield Cooperative Insurance Co. (a)	15,089	95,988
Arriyadh Development Co.	50,206	368,109
Aseer Trading Tourism & Manufacturing Co. (a)	40,927	271,705
Astra Industrial Group	24,938	279,253
Ataa Educational Co.	14,015	232,792
AXA Cooperative Insurance Co. (a)	10,052	97,285
Ayyan Investment Co. (a)	14,332	98,395
Baazeem Trading Co.	2,825	94,902
Basic Chemical Industries, Ltd. (a)	8,738	111,243
Batic Investments & Logistic Co. (a)	10,103	119,058
Bawan Co.	26,788	309,612
Buruj Cooperative Insurance Co. (a)	16,504	121,447
City Cement Co.	58,206	412,798
Dallah Healthcare Co.	26,493	500,095
Derayah REIT	107,636	382,826
Dur Hospitality Co. (a)	52,243	447,813
See accompanying notes to financial statements.
104

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Eastern Province Cement Co.	37,845	$ 504,001
Fawaz Abdulaziz Al Hokair & Co. (a)	62,313	345,565
Fitaihi Holding Group	8,171	117,205
Gulf General Cooperative Insurance Co. (a)	24,079	102,846
Hail Cement Co.	30,754	139,064
Halwani Brothers Co.	5,533	145,454
Herfy Food Services Co.	24,311	409,645
Jadwa REIT Saudi Fund	111,785	422,617
Jazan Energy & Development Co. (a)	36,557	240,159
L'Azurde Co. for Jewelry (a)	14,896	95,078
Leejam Sports Co. JSC	21,662	604,113
Maharah Human Resources Co.	10,174	221,345
Mediterranean & Gulf Insurance & Reinsurance Co. (a)	20,218	127,970
Methanol Chemicals Co. (a)	20,607	196,966
Middle East Healthcare Co. (a)	18,767	189,636
Middle East Paper Co. (a)	10,083	113,849
Musharaka Real Estate Income Fund REIT	114,018	305,815
Najran Cement Co.	49,286	295,924
National Agriculture Development Co (a)	29,960	291,556
National Co. for Glass Manufacturing (a)	31,578	338,032
National Co. for Learning & Education	18,367	311,446
National Gas & Industrialization Co.	27,270	429,695
National Gypsum	7,222	93,868
National Medical Care Co.	21,065	352,141
Northern Region Cement Co.	47,918	207,734
Qassim Cement Co.	32,924	728,582
Raydan Food Co. (a)	15,349	112,334
Red Sea International Co. (a)	18,489	134,821
Riyad REIT Fund	155,646	438,217
Riyadh Cement Co.	35,883	336,281
Saudi Advanced Industries Co.	25,894	352,783
Saudi Airlines Catering Co. (a)	30,039	716,797
Saudi Arabia Refineries Co.	3,774	162,805
Saudi Arabian Amiantit Co. (a)	17,115	109,151
Saudi Automotive Services Co.	25,190	245,473
Saudi Ceramic Co.	24,765	412,673
Saudi Chemical Co. Holding	31,915	348,872
Saudi Co. For Hardware CJSC	10,775	181,561
Saudi Fisheries Co. (a)	11,746	176,627
Saudi Ground Services Co. (a)	81,319	792,441
Saudi Industrial Services Co.	30,429	347,637
Saudi Paper Manufacturing Co. (a)	5,809	95,095
See accompanying notes to financial statements.
105

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Saudi Pharmaceutical Industries & Medical Appliances Corp.	26,880	$ 333,608
Saudi Printing & Packaging Co. (a)	14,965	106,730
Saudi Public Transport Co. (a)	49,325	349,813
Saudi Re for Cooperative Reinsurance Co. (a)	21,938	108,792
Saudi Real Estate Co. (a)	51,252	321,119
Saudi Steel Pipe Co. (a)	11,784	92,998
Saudi Vitrified Clay Pipe Co., Ltd.	7,438	190,972
Saudia Dairy & Foodstuff Co.	13,115	576,952
Sedco Capital REIT Fund	62,052	216,728
Seera Group Holding (a)	114,280	666,052
Tabuk Agriculture (a)	9,120	97,505
Tabuk Cement Co. (a)	34,147	184,997
Takween Advanced Industries Co. (a)	17,188	100,084
Theeb Rent A Car Co.	5,483	96,190
Tihama Advertising & Public Relations Co. (a)	7,070	95,003
Umm Al-Qura Cement Co.	29,023	218,986
United Co-operative Assurance Co. (a)	13,411	120,319
United International Transportation Co.	18,426	243,915
United Wire Factories Co.	10,519	106,573
Wafrah for Industry and Development (a)	2,326	95,007
Walaa Cooperative Insurance Co. (a)	23,644	135,408
Wataniya Insurance Co. (a)	7,084	92,358
Yamama Cement Co. (a)	82,597	665,057
Yanbu Cement Co.	61,254	672,035
Zamil Industrial Investment Co. (a)	23,550	247,700
		28,320,794
SINGAPORE — 0.2%
Aslan Pharmaceuticals, Ltd. ADR (a)(b)	65,424	116,454
Geo Energy Resources, Ltd.	599,200	121,376
Grindrod Shipping Holdings, Ltd. (a)	11,565	178,332
Guan Chong Bhd	357,710	252,913
Japfa, Ltd.	892,700	450,427
Riverstone Holdings, Ltd. (b)	101,100	66,278
		1,185,780
SOUTH AFRICA — 4.6%
Adcock Ingram Holdings, Ltd.	33,782	104,411
Advtech, Ltd.	492,441	551,194
AECI, Ltd.	31,934	225,289
Afrimat, Ltd.	74,772	236,070
ArcelorMittal South Africa, Ltd. (a)	239,755	98,643
AVI, Ltd.	331,547	1,885,267
See accompanying notes to financial statements.
106

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Barloworld, Ltd.	199,796	$ 1,633,161
Cashbuild, Ltd.	13,323	225,814
Coronation Fund Managers, Ltd.	67,444	224,589
DataTec, Ltd.	38,184	97,459
Dis-Chem Pharmacies, Ltd. (c)	507,797	1,002,431
DRDGOLD, Ltd. (b)	486,907	388,361
Equites Property Fund, Ltd. REIT	517,412	709,486
Fortress REIT, Ltd. Class A, (b)	896,382	817,438
Fortress REIT, Ltd. Class B, (a)	1,138,063	192,892
Grindrod, Ltd. (a)	1	—
Hudaco Industries, Ltd.	19,476	162,850
Hyprop Investments, Ltd. REIT	62,144	132,797
Imperial Logistics, Ltd.	157,071	645,197
Investec Property Fund, Ltd. REIT	108,463	78,581
Italtile, Ltd.	321,572	338,778
JSE, Ltd.	18,451	128,158
KAP Industrial Holdings, Ltd.	286,889	92,865
Liberty Holdings, Ltd. (a)	147,699	922,812
Libstar Holdings, Ltd. (b)	375,854	154,888
Long4Life, Ltd. (a)	585,029	170,706
Metair Investments, Ltd.	167,123	340,022
MiX Telematics, Ltd. ADR (b)	9,081	111,787
Motus Holdings, Ltd. (b)	157,022	1,062,155
Murray & Roberts Holdings, Ltd. (a)	283,686	225,704
Netcare, Ltd. (a)	1,453,393	1,564,970
Ninety One, Ltd.	158,793	532,054
Oceana Group, Ltd. (b)	33,230	146,967
Omnia Holdings, Ltd.	119,805	515,373
Pick n Pay Stores, Ltd.	390,321	1,478,783
PPC, Ltd. (a)	716,546	208,606
PSG Group, Ltd.	42,823	210,571
PSG Konsult, Ltd.	249,368	184,146
Raubex Group, Ltd.	190,966	460,375
Redefine Properties, Ltd. REIT (a)	4,767,030	1,448,011
Resilient REIT, Ltd.	359,852	1,358,325
Reunert, Ltd.	12,746	40,250
Royal Bafokeng Platinum, Ltd.	183,288	904,318
Santam, Ltd.	29,493	478,318
Sappi, Ltd. (a)	515,089	1,369,462
Steinhoff International Holdings NV (a)(b)	3,320,933	659,993
Stor-Age Property REIT, Ltd.	151,258	138,540
Sun International, Ltd. (a)(b)	90,487	118,183
See accompanying notes to financial statements.
107

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Super Group, Ltd. (a)	407,509	$ 987,827
Telkom SA SOC, Ltd. (a)	324,550	951,970
Thungela Resources, Ltd. (a)	122,403	765,009
Tiger Brands, Ltd.	1,986	24,720
Transaction Capital, Ltd.	372,514	1,020,359
Truworths International, Ltd. (b)	399,907	1,480,546
Tsogo Sun Gaming, Ltd. (a)	117,688	79,788
Wilson Bayly Holmes-Ovcon, Ltd. (a)	21,872	171,909
		30,259,178
SPAIN — 0.1%
AmRest Holdings SE (a)	54,351	415,784
TAIWAN — 28.0%
Abico Avy Co., Ltd.	81,000	73,410
Ability Opto-Electronics Technology Co., Ltd. (a)	55,070	132,632
AcBel Polytech, Inc. (b)	740,000	755,658
ACES Electronic Co., Ltd.	57,044	93,058
Actron Technology Corp.	34,877	257,880
ADATA Technology Co., Ltd. (b)	237,652	694,348
Addcn Technology Co., Ltd.	16,136	137,843
Adimmune Corp. (b)	212,362	394,837
Advanced Ceramic X Corp.	51,642	638,562
Advanced International Multitech Co., Ltd.	77,805	217,548
Advanced Optoelectronic Technology, Inc. (a)	109,946	95,303
Advanced Power Electronics Corp.	27,793	86,091
Advanced Wireless Semiconductor Co. (b)	84,426	434,850
Advancetek Enterprise Co., Ltd.	198,042	167,757
AGV Products Corp. (a)(b)	1,624,414	620,951
Alchip Technologies, Ltd. (b)	52,000	1,732,058
Alcor Micro Corp.	51,466	85,344
ALI Corp. (a)	134,943	125,689
All Ring Tech Co., Ltd.	36,802	151,908
Allied Circuit Co., Ltd.	23,750	121,049
Allis Electric Co., Ltd.	147,906	127,677
Alltop Technology Co., Ltd.	16,607	92,392
Alpha Networks, Inc. (b)	452,285	418,835
Altek Corp. (b)	211,516	264,200
Amazing Microelectronic Corp. (b)	40,545	291,057
AMPACS Corp.	60,412	149,835
AmTRAN Technology Co., Ltd. (a)	895,717	559,411
Amulaire Thermal Technology, Inc.	50,201	102,887
Andes Technology Corp.	16,089	229,839
See accompanying notes to financial statements.
108

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Anpec Electronics Corp.	32,582	$ 183,607
AP Memory Technology Corp.	39,662	1,090,472
APCB, Inc.	168,684	129,266
Apex International Co., Ltd.	94,366	230,322
Arcadyan Technology Corp. (b)	192,318	641,969
Ardentec Corp.	233,083	489,415
Argosy Research, Inc.	37,368	118,299
Asia Optical Co., Inc. (a)	200,540	552,807
Asia Pacific Telecom Co., Ltd. (a)	1,434,995	421,323
Asia Polymer Corp. (b)	875,020	1,443,160
Asia Vital Components Co., Ltd. (b)	155,527	442,122
ASIX Electronics Corp.	20,703	99,946
ASROCK, Inc.	30,801	177,993
Aten International Co., Ltd. (a)(b)	179,000	527,482
Auden Techno Corp.	23,861	151,163
AURAS Technology Co., Ltd. (b)	48,227	286,483
Bafang Yunji International Co., Ltd.	33,661	174,585
Bank of Kaohsiung Co., Ltd.	1,213	477
Baotek Industrial Materials, Ltd. (a)	90,100	148,763
Basso Industry Corp.	109,800	170,648
BenQ Materials Corp.	103,822	131,732
BES Engineering Corp.	2,485,356	775,210
Biostar Microtech International Corp.	131,251	92,100
Bioteque Corp.	26,729	106,012
Bizlink Holding, Inc. (b)	74,764	599,765
Bora Pharmaceuticals Co., Ltd.	23,571	185,282
Brave C&H Supply Co., Ltd.	3,000	8,722
Brighton-Best International Taiwan, Inc. (b)	263,227	362,805
Brogent Technologies, Inc. (a)	35,136	145,031
Browave Corp.	70,337	95,809
C Sun Manufacturing, Ltd.	67,187	108,520
Calin Technology Co., Ltd. (a)	61,317	136,673
Capital Securities Corp.	2,126,771	1,160,314
Career Technology MFG. Co., Ltd. (a)(b)	331,943	311,563
Cashbox Partyworld Co., Ltd.	35,069	106,615
Caswell, Inc.	45,166	146,065
Cathay Real Estate Development Co., Ltd.	715,332	494,253
Center Laboratories, Inc. (b)	306,919	670,891
Central Reinsurance Co., Ltd.	103,126	101,607
Century Iron & Steel Industrial Co., Ltd. (b)	83,000	347,068
Chang Wah Electromaterials, Inc.	614,190	717,571
Chang Wah Technology Co., Ltd.	50,000	171,210
See accompanying notes to financial statements.
109

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Channel Well Technology Co., Ltd.	111,937	$ 155,889
Charoen Pokphand Enterprise	172,675	496,447
Cheng Loong Corp.	858,128	1,098,051
Cheng Mei Materials Technology Corp. (a)	375,856	152,444
Cheng Uei Precision Industry Co., Ltd.	325,915	445,113
Chia Chang Co., Ltd.	81,000	131,993
Chia Hsin Cement Corp.	415,867	317,194
Chief Telecom, Inc.	7,000	68,089
Chieftek Precision Co., Ltd.	52,061	162,197
Chilisin Electronics Corp.	58,812	181,963
China Bills Finance Corp.	788,394	459,841
China Chemical & Pharmaceutical Co., Ltd.	640,000	523,752
China General Plastics Corp.	188,557	313,354
China Man-Made Fiber Corp. (a)	1,732,527	668,497
China Metal Products	170,727	193,949
China Motor Corp.	216,000	572,940
China Petrochemical Development Corp. (a)(b)	1,848,173	855,743
China Steel Chemical Corp.	143,000	600,528
China Steel Structure Co., Ltd.	70,808	159,353
Chinese Maritime Transport, Ltd.	50,832	136,839
Chin-Poon Industrial Co., Ltd.	191,000	199,840
Chipbond Technology Corp. (b)	514,000	1,245,311
ChipMOS Techinologies, Inc.	281,875	482,599
CHO Pharma, Inc. (a)	67,475	210,946
Chong Hong Construction Co., Ltd.	250,275	723,143
Chun YU Works & Co., Ltd.	112,738	122,205
Chun Yuan Steel Industry Co., Ltd. (b)	286,034	265,393
Chung Hwa Pulp Corp. (a)(b)	313,488	285,240
Chung-Hsin Electric & Machinery Manufacturing Corp. (b)	230,461	403,258
Chunghwa Chemical Synthesis & Biotech Co., Ltd.	34,723	99,456
Chunghwa Precision Test Tech Co., Ltd.	11,000	267,691
Cleanaway Co., Ltd.	29,000	195,169
Clevo Co.	317,212	325,632
CMC Magnetics Corp. (a)	1,148,263	369,696
Compeq Manufacturing Co., Ltd.	695,193	930,733
Concord Securities Co., Ltd.	277,594	122,055
Continental Holdings Corp. (b)	407,233	344,958
Coremax Corp.	42,144	165,638
Coretronic Corp.	384,652	757,969
Co-Tech Development Corp.	106,511	288,255
CSBC Corp. Taiwan (a)(b)	365,717	303,227
CTCI Corp.	461,000	593,200
See accompanying notes to financial statements.
110

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Cub Elecparts, Inc.	1	$ 5
CyberTAN Technology, Inc.	190,000	143,554
Cypress Technology Co., Ltd.	49,523	116,251
DA CIN Construction Co., Ltd.	99,682	106,800
Dadi Early-Childhood Education Group, Ltd.	8,000	43,933
Da-Li Development Co., Ltd. (a)	107,246	123,950
Darfon Electronics Corp.	131,000	194,663
Darwin Precisions Corp. (a)	388,576	156,209
Dimerco Express Corp.	70,633	250,482
D-Link Corp.	777,598	523,320
Dynamic Electronics Co., Ltd.	148,189	112,762
Dynapack International Technology Corp. (b)	165,000	572,100
E&R Engineering Corp.	41,393	102,663
Eastern Media International Corp.	31,350	37,133
eCloudvalley Digital Technology Co., Ltd.	15,134	187,406
Egis Technology, Inc.	49,000	209,293
EirGenix, Inc. (a)	119,977	544,753
Elan Microelectronics Corp. (b)	267,029	1,404,129
E-Lead Electronic Co., Ltd. (a)	84,145	99,667
Elite Advanced Laser Corp.	91,600	176,227
Elite Semiconductor Microelectronics Technology, Inc. (b)	258,674	1,216,284
Elitegroup Computer Systems Co., Ltd. (b)	259,147	221,843
Episil Technologies, Inc. (a)(b)	147,711	625,613
Episil-Precision, Inc.	40,000	127,492
Eternal Materials Co., Ltd.	884,805	1,195,704
Etron Technology, Inc. (a)	158,671	259,416
Ever Supreme Bio Technology Co., Ltd. (a)	20,755	208,962
Everest Textile Co., Ltd. (a)	401,658	145,609
Evergreen International Storage & Transport Corp. (b)	355,214	397,154
EVERGREEN Steel Corp.	104,445	188,193
Everlight Chemical Industrial Corp. (b)	536,304	493,753
Everlight Electronics Co., Ltd. (b)	419,000	717,370
Everspring Industry Co., Ltd. (a)	124,124	95,118
Excelliance Mos Corp.	8,000	49,676
Excelsior Medical Co., Ltd.	150,432	298,591
Far Eastern Department Stores, Ltd.	709,490	567,887
Far Eastern International Bank	3,242,893	1,216,354
Faraday Technology Corp. (b)	268,385	1,107,815
Farglory F T Z Investment Holding Co., Ltd.	77,221	121,123
Farglory Land Development Co., Ltd.	224,464	468,095
Federal Corp. (a)(b)	237,806	250,520
Feng Hsin Steel Co., Ltd.	351,270	984,698
See accompanying notes to financial statements.
111

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Firich Enterprises Co., Ltd. (a)	117,291	$ 123,772
First Copper Technology Co., Ltd.	82,756	139,607
First Steamship Co., Ltd.	40,000	22,110
FIT Holding Co., Ltd.	145,533	188,312
FIT Hon Teng, Ltd. (a)(c)	777,987	162,900
Fitipower Integrated Technology, Inc. (b)	54,151	379,983
Fittech Co., Ltd.	37,117	231,144
FLEXium Interconnect, Inc. (a)	251,099	923,804
FocalTech Systems Co., Ltd. (b)	136,405	758,880
Forcecon Tech Co., Ltd.	51,760	133,949
Foresee Pharmaceuticals Co., Ltd. (a)	68,127	188,532
Formosa International Hotels Corp.	41,562	218,547
Formosa Laboratories, Inc. (a)	54,724	122,371
Formosa Taffeta Co., Ltd.	659,000	710,789
Formosan Rubber Group, Inc.	342,610	279,764
Formosan Union Chemical	168,409	123,615
Fortune Electric Co., Ltd.	128,330	180,792
Fositek Corp.	28,293	202,597
Foxsemicon Integrated Technology, Inc. (b)	60,050	442,931
Froch Enterprise Co., Ltd.	105,799	126,835
Fulgent Sun International Holding Co., Ltd.	97,082	345,670
Fulltech Fiber Glass Corp. (a)	221,814	134,551
Fusheng Precision Co., Ltd.	76,364	491,999
Fwusow Industry Co., Ltd.	150,805	109,881
G Shank Enterprise Co., Ltd.	71,548	132,770
G Tech Optoelectronics Corp. (a)	107,173	126,943
Gallant Precision Machining Co., Ltd.	78,375	91,005
GEM Services Inc/Tw	25,879	90,287
Gemtek Technology Corp.	429,234	413,666
General Interface Solution Holding, Ltd.	153,416	524,777
Genesys Logic, Inc. (b)	50,553	254,031
Genius Electronic Optical Co., Ltd. (b)	64,972	960,803
Getac Technology Corp.	239,000	443,506
Gigabyte Technology Co., Ltd. (b)	440,000	1,370,830
Gigasolar Materials Corp.	24,675	168,276
Gigastorage Corp. (a)	116,570	102,509
Ginko International Co., Ltd.	10,000	66,402
Global Brands Manufacture, Ltd. (a)	156,096	186,292
Global Lighting Technologies, Inc.	30,000	81,621
Global Mixed Mode Technology, Inc.	36,860	306,279
Global PMX Co., Ltd.	53,412	301,947
Global Unichip Corp.	79,669	1,432,644
See accompanying notes to financial statements.
112

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Gloria Material Technology Corp. (b)	251,909	$ 226,497
Gold Circuit Electronics, Ltd. (b)	234,904	548,043
Golden Biotechnology Corp. (a)	82,711	326,563
Goldsun Building Materials Co., Ltd. (b)	1,216,044	1,069,366
Gongwin Biopharm Holdings Co., Ltd. (a)	38,776	326,375
Gourmet Master Co., Ltd.	19,000	99,567
Grand Pacific Petrochemical (b)	819,000	851,027
Grand Plastic Technology Corp.	11,181	141,265
Grape King Bio, Ltd.	86,000	500,063
Great Wall Enterprise Co., Ltd.	549,623	1,083,050
Greatek Electronics, Inc.	158,474	463,013
Gudeng Precision Industrial Co., Ltd.	38,175	322,002
Hai Kwang Enterprise Corp.	71,529	96,534
Hannstar Board Corp.	206,674	303,774
HannStar Display Corp. (b)	1,999,599	1,090,932
HannsTouch Solution, Inc.	247,987	102,362
Harvatek Corp.	97,969	85,097
Hiyes International Co., Ltd.	29,688	106,240
Ho Tung Chemical Corp. (b)	1,243,351	475,285
Holtek Semiconductor, Inc.	90,648	369,288
Holy Stone Enterprise Co., Ltd.	98,000	408,033
Hong TAI Electric Industrial	133,559	125,599
Hong YI Fiber Industry Co.	117,985	106,506
Horizon Securities Co., Ltd.	144,757	92,225
Hota Industrial Manufacturing Co., Ltd.	72,106	235,518
Hotai Finance Co., Ltd.	62,261	194,646
Hotron Precision Electronic Industrial Co., Ltd.	40,760	91,291
Hsin Kuang Steel Co., Ltd. (b)	147,000	332,406
Hsin Yung Chien Co., Ltd.	26,547	115,772
HTC Corp. (a)	78,515	103,708
Hu Lane Associate, Inc.	48,527	199,434
HUA ENG Wire & Cable Co., Ltd. (b)	244,429	198,716
Huaku Development Co., Ltd.	154,260	493,889
Huang Hsiang Construction Corp.	143,000	193,247
Hung Ching Development & Construction Co., Ltd.	120,644	125,362
Ibase Technology, Inc. (b)	341,817	493,822
IBF Financial Holdings Co., Ltd.	2,236,222	1,296,279
Ichia Technologies, Inc.	186,709	108,230
I-Chiun Precision Industry Co., Ltd. (a)	101,429	211,883
Innodisk Corp.	43,205	282,239
Inpaq Technology Co., Ltd. (a)	62,370	119,992
Insyde Software Corp.	37,099	97,473
See accompanying notes to financial statements.
113

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Integrated Service Technology, Inc.	55,083	$ 95,494
International CSRC Investment Holdings Co.	796,767	673,493
International Games System Co., Ltd.	38,000	893,380
Iron Force Industrial Co., Ltd.	14,000	34,823
ITE Technology, Inc. (b)	258,992	924,955
ITEQ Corp.	147,640	768,393
Jarllytec Co., Ltd.	30,000	66,869
Jentech Precision Industrial Co., Ltd.	44,339	557,808
Jess-Link Products Co., Ltd.	80,000	98,204
Jih Lin Technology Co., Ltd.	29,885	101,581
Jiin Yeeh Ding Enterprise Co., Ltd.	71,810	90,985
JMicron Technology Corp. (a)	31,509	233,542
Johnson Health Tech Co., Ltd.	90,121	214,139
K Laser Technology, Inc.	127,885	98,001
Kaimei Electronic Corp.	66,438	201,266
KEE TAI Properties Co., Ltd. (b)	777,076	361,197
Kenda Rubber Industrial Co., Ltd.	680,579	787,806
Kenmec Mechanical Engineering Co., Ltd. (a)	158,313	157,685
Kerry TJ Logistics Co., Ltd. (b)	203,000	338,449
Keystone Microtech Corp.	15,586	172,864
Kindom Development Co., Ltd.	189,327	267,744
King Slide Works Co., Ltd.	56,000	779,885
King Yuan Electronics Co., Ltd.	953,656	1,401,705
King's Town Bank Co., Ltd.	741,000	1,109,086
Kinik Co.	74,869	193,753
Kinko Optical Co., Ltd. (a)	140,338	140,789
Kinpo Electronics (b)	1,484,371	711,271
KMC Kuei Meng International, Inc.	43,220	318,017
KNH Enterprise Co., Ltd.	10,000	8,435
KS Terminals, Inc.	65,712	207,086
Kung Sing Engineering Corp.	322,724	101,009
Kuo Toong International Co., Ltd.	197,917	160,547
Kuoyang Construction Co., Ltd. (b)	327,662	309,309
L&K Engineering Co., Ltd.	63,000	65,351
Land Mark Optoelectronics Corp.	43,526	351,514
Leadtrend Technology Corp.	22,033	103,995
Lealea Enterprise Co., Ltd. (a)	614,268	278,907
Leatec Fine Ceramics Co., Ltd. (a)	99,389	89,720
LEE CHI Enterprises Co., Ltd.	116,648	116,395
Lelon Electronics Corp.	45,818	104,593
Li Peng Enterprise Co., Ltd. (a)	542,985	229,001
Lian HWA Food Corp.	39,698	96,892
See accompanying notes to financial statements.
114

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Lin BioScience, Inc. (a)	42,386	$ 208,427
Lingsen Precision Industries, Ltd. (a)(b)	799,694	774,995
Lion Travel Service Co., Ltd. (a)	33,542	102,454
Liton Technology Corp. (a)	52,551	92,991
Long Da Construction & Development Corp.	140,846	109,955
Longchen Paper & Packaging Co., Ltd.	168,663	170,416
Longwell Co. (b)	201,000	386,698
Lotes Co., Ltd.	75,418	1,502,378
Lotus Pharmaceutical Co., Ltd.	71,905	278,737
Lumax International Corp., Ltd.	146,322	362,910
Lung Yen Life Service Corp. (b)	171,000	280,801
M31 Technology Corp.	10,299	144,169
Macauto Industrial Co., Ltd.	43,114	121,943
Machvision, Inc.	6,915	56,838
Macroblock, Inc.	21,381	140,823
Makalot Industrial Co., Ltd.	128,472	1,136,675
Marketech International Corp.	42,750	173,391
Materials Analysis Technology, Inc.	20,053	104,366
Mayer Steel Pipe Corp.	84,796	94,808
Mechema Chemicals International Corp.	37,803	156,718
Medigen Biotechnology Corp. (a)	87,000	178,618
Mercuries & Associates Holding, Ltd.	541,505	502,428
Mercuries Life Insurance Co., Ltd. (a)	687,468	229,974
Merry Electronics Co., Ltd.	30,000	95,189
Microbio Co., Ltd. (a)(b)	256,675	492,888
Microelectronics Technology, Inc. (a)	100,582	318,420
MIN AIK Technology Co., Ltd. (a)	122,736	94,936
Mirle Automation Corp.	282,331	428,657
Mitac Holdings Corp. (b)	1,028,544	1,057,690
MOSA Industrial Corp.	107,800	166,959
Mosel Vitelic, Inc. (a)	60,289	102,247
Motech Industries, Inc. (b)	187,982	199,719
MPI Corp.	44,095	191,507
Mycenax Biotech, Inc. (a)	107,106	148,393
Nak Sealing Technologies Corp.	43,102	134,904
Namchow Holdings Co., Ltd.	63,215	111,294
Nan Kang Rubber Tire Co., Ltd. (b)	478,204	706,308
Nan Liu Enterprise Co., Ltd. (b)	17,000	66,510
Nantex Industry Co., Ltd. (b)	250,504	821,811
Netronix, Inc.	57,228	112,359
Nichidenbo Corp.	85,000	157,732
Nidec Chaun-Choung Technology Corp.	34,000	206,852
See accompanying notes to financial statements.
115

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Nuvoton Technology Corp. (b)	106,810	$ 513,722
O-Bank Co., Ltd.	1,041,970	284,611
OBI Pharma, Inc. (a)	22,797	85,099
Optimax Technology Corp. (a)	299,797	97,169
OptoTech Corp.	261,900	305,043
Orient Semiconductor Electronics, Ltd. (b)	354,704	323,378
Oriental Union Chemical Corp. (a)	682,500	552,408
O-TA Precision Industry Co., Ltd.	34,105	190,965
Pan Jit International, Inc. (b)	212,000	679,514
Pan-International Industrial Corp. (b)	481,539	676,666
Panion & BF Biotech, Inc.	55,785	142,564
PChome Online, Inc. (b)	58,394	276,664
Pegavision Corp.	19,882	371,800
Pharmally International Holding Co., Ltd. (a)(e)	38,461	—
Phihong Technology Co., Ltd. (a)(b)	172,099	198,596
Phoenix Silicon International Corp.	61,242	109,908
Phytohealth Corp. (a)	395,493	325,076
Pixart Imaging, Inc.	104,060	578,931
Polaris Group/Tw (a)	232,726	481,983
Polytronics Technology Corp.	35,266	152,530
Poya International Co., Ltd.	47,689	808,781
President Securities Corp.	1,378,604	1,138,095
Primax Electronics, Ltd. (b)	389,000	716,272
Prince Housing & Development Corp.	1,454,996	725,918
Princeton Technology Corp. (a)	92,988	94,956
Promate Electronic Co., Ltd.	346,000	482,479
Prosperity Dielectrics Co., Ltd.	67,000	133,469
Quintain Steel Co., Ltd. (a)	117,473	97,190
Radiant Opto-Electronics Corp. (b)	366,331	1,229,409
Radium Life Tech Co., Ltd.	343,981	129,639
Raydium Semiconductor Corp.	29,349	390,295
RDC Semiconductor Co., Ltd. (a)	38,737	451,877
Rexon Industrial Corp., Ltd.	111,000	277,296
RichWave Technology Corp. (b)	49,149	417,212
Ritek Corp. (a)	271,693	94,008
Roo Hsing Co., Ltd. (a)	34,000	9,775
Ruentex Engineering & Construction Co.	39,526	188,689
Sampo Corp.	675,221	721,014
Sanyang Motor Co., Ltd.	789,945	751,370
Savior Lifetec Corp. (a)	2,500	1,835
SCI Pharmtech, Inc.	35,218	102,264
Scientech Corp.	40,639	102,981
See accompanying notes to financial statements.
116

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
ScinoPharm Taiwan, Ltd.	290,306	$ 256,332
SDI Corp. (b)	98,570	447,555
Sea Sonic Electronics Co., Ltd.	29,592	87,946
Senhwa Biosciences, Inc. (a)	58,288	306,498
Sensortek Technology Corp.	14,000	292,457
Sercomm Corp. (b)	227,000	506,789
Sesoda Corp.	95,914	112,575
Sheng Yu Steel Co., Ltd.	66,906	90,295
ShenMao Technology, Inc.	56,853	108,562
Shih Wei Navigation Co., Ltd. (a)	88,876	186,298
Shihlin Paper Corp. (a)	138,558	357,081
Shin Foong Specialty & Applied Materials Co., Ltd.	36,188	258,481
Shin Zu Shing Co., Ltd.	122,464	454,946
Shinfox Energy Co., Ltd.	21,265	111,819
Shining Building Business Co., Ltd. (a)	251,127	99,602
Shinkong Insurance Co., Ltd.	357,841	572,844
Shinkong Synthetic Fibers Corp.	1,844,796	1,357,417
Shiny Chemical Industrial Co., Ltd.	44,614	224,988
Shun On Electronic Co., Ltd. (a)	57,030	93,650
Sigurd Microelectronics Corp.	649,144	1,384,008
Silicon Integrated Systems Corp. (b)	803,793	729,921
Silicon Optronics, Inc.	12,000	62,669
Sinbon Electronics Co., Ltd.	209,444	1,766,635
Sincere Navigation Corp.	201,709	288,513
Sinmag Equipment Corp.	37,271	135,115
Sinon Corp.	739,662	649,117
Sinphar Pharmaceutical Co., Ltd. (a)	257,879	376,722
Sinyi Realty, Inc.	635,828	712,042
Sitronix Technology Corp. (b)	68,000	595,538
Softstar Entertainment, Inc.	43,754	104,907
Soft-World International Corp.	102,848	324,117
Solar Applied Materials Technology Corp.	307,736	565,535
Sonix Technology Co., Ltd.	66,123	215,264
Speed Tech Corp.	73,272	211,975
Sporton International, Inc.	29,685	233,342
St Shine Optical Co., Ltd.	37,000	402,398
Standard Foods Corp.	244,000	451,909
Sunny Friend Environmental Technology Co., Ltd.	37,447	265,458
Sunonwealth Electric Machine Industry Co., Ltd. (b)	76,000	104,614
Sunplus Technology Co., Ltd. (b)	258,747	334,805
Sunspring Metal Corp.	132,380	127,341
Superalloy Industrial Co., Ltd.	172,237	344,344
See accompanying notes to financial statements.
117

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Supreme Electronics Co., Ltd.	65,679	$ 104,434
Symtek Automation Asia Co., Ltd.	23,746	86,084
Syncmold Enterprise Corp.	48,932	121,537
Sysgration (a)	125,760	149,862
Systex Corp.	281,000	882,522
T3EX Global Holdings Corp.	18,518	95,712
Ta Liang Technology Co., Ltd.	42,008	108,411
Ta Ya Electric Wire & Cable (a)	345,339	331,574
Taichung Commercial Bank Co., Ltd.	2,441,713	1,016,632
TaiDoc Technology Corp.	30,294	193,548
Taiflex Scientific Co., Ltd.	310,699	515,778
Taigen Biopharmaceuticals Holdings, Ltd. (a)	351,143	218,043
Tainan Spinning Co., Ltd.	1,201,105	1,129,519
Tainergy Tech Co., Ltd. (a)	104,569	136,057
Taisun Enterprise Co., Ltd. (b)	694,549	673,097
Taita Chemical Co., Ltd.	87,613	123,587
TAI-TECH Advanced Electronics Co., Ltd.	40,474	184,498
Taiwan Cogeneration Corp.	690,469	959,105
Taiwan Fertilizer Co., Ltd.	470,000	1,143,770
Taiwan Hon Chuan Enterprise Co., Ltd.	220,218	560,415
Taiwan Hopax Chemicals Manufacturing Co., Ltd.	81,148	159,031
Taiwan Mask Corp.	92,778	261,412
Taiwan Paiho, Ltd.	173,000	504,212
Taiwan PCB Techvest Co., Ltd.	38,000	63,764
Taiwan Sakura Corp.	61,283	151,555
Taiwan Secom Co., Ltd.	274,961	963,234
Taiwan Semiconductor Co., Ltd.	138,000	320,971
Taiwan Shin Kong Security Co., Ltd.	47,470	64,917
Taiwan Styrene Monomer	257,373	186,606
Taiwan Surface Mounting Technology Corp.	236,308	865,147
Taiwan TEA Corp. (a)	433,616	325,284
Taiwan Union Technology Corp. (b)	193,000	748,156
Taiyen Biotech Co., Ltd.	340,979	411,224
Tanvex BioPharma, Inc. (a)	79,636	129,771
TCI Co., Ltd.	43,672	356,612
Test Rite International Co., Ltd.	431,896	364,299
Thermaltake Technology Co., Ltd.	56,707	85,995
Thinking Electronic Industrial Co., Ltd.	41,573	247,703
Thye Ming Industrial Co., Ltd. (a)	256,218	288,769
Tien Li Offshore Wind Technology Co., Ltd. (a)	58,996	211,331
Ton Yi Industrial Corp.	732,000	359,950
Tong Hsing Electronic Industries, Ltd. (b)	108,517	880,273
See accompanying notes to financial statements.
118

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Tong Yang Industry Co., Ltd.	344,872	$ 420,251
Topco Scientific Co., Ltd.	259,299	1,279,719
Topkey Corp.	72,033	361,968
Transcend Information, Inc.	148,484	357,613
Transcom, Inc.	21,020	113,548
Tsann Kuen Enterprise Co., Ltd.	63,425	104,492
TSC Auto ID Technology Co., Ltd.	14,305	104,744
TSEC Corp. (a)(b)	216,848	230,776
TSRC Corp.	669,028	755,224
Ttet Union Corp.	17,584	99,090
TTY Biopharm Co., Ltd. (b)	214,436	554,937
Tul Corp.	24,343	107,034
Tung Ho Steel Enterprise Corp. (a)	666,258	982,868
Tung Thih Electronic Co., Ltd.	46,475	289,421
TURVO International Co., Ltd.	37,245	139,700
TXC Corp.	350,080	1,319,373
Tycoons Group Enterprise (a)	225,867	135,793
Tyntek Corp.	141,667	115,427
U-Ming Marine Transport Corp.	429,000	1,056,313
Union Bank Of Taiwan (a)	722,257	307,200
Unitech Printed Circuit Board Corp. (a)	379,880	247,477
United Integrated Services Co., Ltd.	104,183	661,883
United Renewable Energy Co., Ltd. (a)	690,022	507,724
Unity Opto Technology Co., Ltd. (a)(e)	771,307	—
Universal Microwave Technology, Inc.	40,963	114,241
Universal Vision Biotechnology Co., Ltd.	29,068	322,392
Unizyx Holding Corp. (a)(b)	516,694	465,498
UPC Technology Corp.	983,632	898,528
UPI Semiconductor Corp. (a)	24,842	523,402
Userjoy Technology Co., Ltd.	30,891	88,258
USI Corp. (b)	1,012,590	1,370,207
Utechzone Co., Ltd.	48,244	97,491
VIA Labs, Inc.	18,650	275,126
Viking Tech Corp.	65,313	88,614
Visual Photonics Epitaxy Co., Ltd.	179,371	759,706
Wafer Works Corp.	417,418	952,883
Wah Lee Industrial Corp.	63,620	186,107
Walton Advanced Engineering, Inc. (a)	157,184	96,757
WEI Chih Steel Industrial Co., Ltd. (a)	82,980	121,221
Wei Chuan Foods Corp.	487,899	383,517
Weikeng Industrial Co., Ltd.	107,998	109,702
Weltrend Semiconductor	77,619	239,316
See accompanying notes to financial statements.
119

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
WinWay Technology Co., Ltd.	6,000	$ 55,563
Wistron NeWeb Corp. (b)	267,249	701,204
Wowprime Corp.	47,354	260,051
WT Microelectronics Co., Ltd.	296,090	642,969
WUS Printed Circuit Co., Ltd.	172,187	169,032
XinTec, Inc. (b)	99,000	453,061
Xxentria Technology Materials Corp.	81,000	193,920
Yankey Engineering Co., Ltd.	11,599	99,918
YC INOX Co., Ltd. (a)	193,770	259,422
Yem Chio Co., Ltd.	230,629	132,448
Yeong Guan Energy Technology Group Co., Ltd. (b)	57,090	137,292
Yieh United Steel Corp. (a)	491,082	250,296
Young Optics, Inc. (a)(b)	58,000	233,162
Yuan High-Tech Development Co., Ltd.	800	3,116
Yulon Finance Corp.	38,727	226,575
Yulon Motor Co., Ltd.	408,115	625,492
Zeng Hsing Industrial Co., Ltd.	21,662	113,906
Zenitron Corp.	417,348	432,920
Zig Sheng Industrial Co., Ltd.	264,260	202,507
ZillTek Technology Corp.	18,727	213,078
Zinwell Corp. (a)	70,000	46,984
		182,325,484
THAILAND — 4.5%
AAPICO Hitech PCL NVDR (b)	218,945	134,596
Absolute Clean Energy PCL	405,300	43,603
AEON Thana Sinsap Thailand PCL NVDR	62,154	334,329
Amata Corp. PCL	138,400	74,037
AP Thailand PCL NVDR	1,388,323	334,412
Asia Plus Group Holdings PCL NVDR	1,460,555	145,904
Asia Sermkij Leasing PCL	209,744	213,866
Asiasoft Corp. PCL NVDR	207,499	102,416
Bangchak Corp. PCL NVDR	578,597	470,265
Bangkok Airways PCL NVDR (a)	947,659	313,692
Bangkok Aviation Fuel Services PCL NVDR (a)	484,719	415,453
Bangkok Chain Hospital PCL NVDR	872,334	551,735
Bangkok Commercial Asset PCL NVDR	1,250,545	680,066
Bangkok Life Assurance PCL NVDR	418,854	359,000
Banpu Power PCL NVDR	555,771	290,739
BCPG PCL	385,600	156,132
BEC World PCL NVDR (a)	241,300	95,564
Beyond Securities PC NVDR (a)	518,688	127,238
Cal-Comp Electronics Thailand PCL NVDR	1,385,389	110,553
See accompanying notes to financial statements.
120

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Central Plaza Hotel PCL NVDR (a)(b)	555,647	$ 562,462
CH Karnchang PCL NVDR	635,992	379,697
Chayo Group PCL NVDR	449,494	156,762
Chularat Hospital PCL NVDR	7,889,900	876,785
CK Power PCL NVDR (b)	1,956,248	312,213
CPN Retail Growth Leasehold REIT (a)	805,500	490,418
Dhipaya Group Holdings PCL NVDR (a)	197,680	248,305
Dohome PCL NVDR (b)	400,726	281,876
Dynasty Ceramic PCL NVDR	2,944,361	248,881
Eastern Polymer Group PCL NVDR	668,748	223,344
Eastern Water Resources Development and Management PCL NVDR	752,934	219,193
Esso Thailand PCL NVDR (a)(b)	175,800	42,606
Exotic Food PCL NVDR	154,978	93,440
Forth Corp. PCL NVDR	347,268	168,323
Forth Smart Service PCL	461,772	141,937
Frasers Property Thailand Industrial Freehold & Leasehold REIT	332,670	121,918
Gunkul Engineering PCL NVDR (b)	5,374,104	771,927
Hana Microelectronics PCL NVDR	410,567	958,617
Ichitan Group PCL NVDR (b)	732,580	240,332
IMPACT Growth Real Estate Investment Trust	314,200	174,581
Inter Far East Energy Corp. NVDR (a)(e)	283,900	—
International Engineering PCL (a)(e)	63,855,934	—
Italian-Thai Development PCL NVDR (a)	2,527,959	171,843
Jay Mart PCL	106,210	123,993
JMT Network Services PCL NVDR	518,509	681,946
JWD Infologistics PCL NVDR	406,972	181,625
KGI Securities Thailand PCL NVDR	951,146	174,290
Khon Kaen Sugar Industry PCL (a)	417,200	46,362
Kiatnakin Phatra Bank PCL NVDR	392,004	634,320
Lotus's Retail Growth Freehold & Leasehold Property Fund	1,635,500	744,398
Major Cineplex Group PCL NVDR (a)	710,021	453,272
MC Group PCL NVDR	237,000	64,792
MCS Steel PCL NVDR	318,984	135,758
Mega Lifesciences PCL	170,000	251,219
MK Restaurants Group PCL NVDR	287,006	453,815
Nex Point Parts PCL NVDR (a)	493,111	120,235
Next Capital PCL NVDR (a)	298,071	90,738
Noble Development PCL NVDR (b)	800,547	152,609
Northeast Rubber PCL	434,496	100,165
NR Instant Produce PCL NVDR	551,970	139,481
Origin Property PCL NVDR	1,077,879	318,569
See accompanying notes to financial statements.
121

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Plan B Media Pcl NVDR	984,900	$ 180,475
Polyplex Thailand PCL	168,800	140,937
Precious Shipping PCL (b)	628,100	373,129
Prima Marine PCL NVDR (b)	1,384,163	263,864
PTG Energy PCL NVDR	360,500	172,605
R&B Food Supply PCL	176,200	101,028
Rajthanee Hospital PCL NVDR	150,411	135,586
Ratch Group PCL NVDR	299,104	400,014
Ratchthani Leasing PCL NVDR	2,218,165	263,544
Regional Container Lines PCL	175,452	242,423
Rojana Industrial Park PCL NVDR	732,154	135,243
RS PCL NVDR (a)(b)	426,664	221,938
S Hotels & Resorts PCL NVDR (a)	2,253,913	230,487
Sabuy Technology PCL NVDR	344,264	115,993
Saksiam Leasing PCL NVDR	1,017,547	249,613
Sermsang Power Corp. Co., Ltd. NVDR	337,951	123,854
Siam City Cement PCL NVDR	63,073	300,126
Siam Future Development PCL NVDR	883,670	310,793
Siamgas & Petrochemicals PCL NVDR	848,383	371,097
Singer Thailand PCL	26,700	31,565
Singer Thailand PCL NVDR	178,535	211,065
SiS Distribution Thailand PCL	110,963	105,765
Somboon Advance Technology PCL NVDR (b)	330,289	193,283
SPCG PCL NVDR	506,605	259,030
Sri Trang Agro-Industry PCL NVDR (b)	834,132	825,873
Star Petroleum Refining PCL NVDR (a)	1,697,240	494,098
STARK Corp. PCL NVDR (a)	2,644,425	390,782
Stars Microelectronics Thailand PCL NVDR (a)	535,040	90,135
Supalai PCL NVDR	1,098,000	649,032
Super Energy Corp. PCL NVDR (b)	6,469,700	177,828
SVI PCL	401,040	56,894
Synnex Thailand PCL	201,373	138,078
Thai Vegetable Oil PCL NVDR	479,000	442,404
Thaicom PCL NVDR (b)	284,079	83,960
Thonburi Healthcare Group PCL NVDR	303,843	294,100
Thoresen Thai Agencies PCL	1,208,487	464,322
Tipco Asphalt PCL NVDR	753,663	409,854
TQM Corp. PCL NVDR (b)	104,366	322,336
TTW PCL NVDR	1,187,176	414,029
United Paper PCL	79,200	38,155
Vanachai Group PCL NVDR (b)	605,601	178,092
VGI PCL NVDR	3,628,435	654,159
See accompanying notes to financial statements.
122

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Vibhavadi Medical Center PCL NVDR (b)	2,577,900	$ 163,047
WHA Corp. PCL NVDR	6,595,339	608,171
WHA Premium Growth Freehold & Leasehold Real Estate Investment Trust Class F, (b)	576,123	216,248
WHA Utilities and Power PCL NVDR	1,642,423	204,848
Workpoint Entertainment PCL NVDR	255,558	175,231
		29,331,780
TURKEY — 1.9%
Afyon Cimento Sanayi TAS (a)	320,598	121,971
Aksa Akrilik Kimya Sanayii A/S	180,136	414,034
Aksa Enerji Uretim A/S (a)	50,041	77,166
Alarko Holding A/S	143,582	139,311
Albaraka Turk Katilim Bankasi A/S (a)	1,331,506	247,290
Alkim Alkali Kimya A/S	82,994	151,709
Anadolu Efes Biracilik Ve Malt Sanayii A/S	189,996	457,654
Aydem Yenilenebilir Enerji A/S Class A (a)	145,426	113,273
Bera Holding A/S (a)	285,906	335,972
Biotrend Cevre VE Enerji Yatirimlari A/S (a)	30,620	114,150
Borusan Yatirim ve Pazarlama A/S	4,724	176,214
Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	50,804	124,204
Cimsa Cimento Sanayi VE Ticaret A/S (a)	50,105	155,319
Deva Holding A/S	47,136	118,420
Dogan Sirketler Grubu Holding A/S	740,041	211,577
Dogus Otomotiv Servis ve Ticaret A/S	30,406	115,405
EGE Endustri VE Ticaret A/S	1,126	146,513
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	279,292	183,591
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S REIT (b)	1,573,657	317,061
Enerjisa Enerji AS (c)	240,605	282,196
Erbosan Erciyas Boru Sanayii ve Ticaret A/S	7,809	87,326
Fenerbahce Futbol A/S (a)	27,719	104,833
Hektas Ticaret TAS (a)(b)	236,395	222,712
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret A/S	131,105	93,264
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A/S (a)	123,252	161,622
Is Gayrimenkul Yatirim Ortakligi A/S REIT (a)	707,288	167,184
Is Yatirim Menkul Degerler A/S Class A	92,661	138,299
Jantsa Jant Sanayi Ve Ticaret A/S	15,321	98,470
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D (a)	861,418	625,393
Karsan Otomotiv Sanayii Ve Ticaret A/S (a)	130,121	53,019
Kartonsan Karton Sanayi ve Ticaret A/S	16,722	86,732
Kerevitas Gida Sanayi ve Ticaret A/S (a)	266,170	123,434
Kervan Gida Sanayi Ve Ticaret A/S	67,105	93,736
See accompanying notes to financial statements.
123

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Kordsa Teknik Tekstil A/S (a)	60,080	$ 171,092
Koza Altin Isletmeleri A/S (a)(b)	49,433	531,373
Koza Anadolu Metal Madencilik Isletmeleri A/S (a)	169,372	277,767
Logo Yazilim Sanayi Ve Ticaret A/S	60,042	281,414
Mavi Giyim Sanayi Ve Ticaret AS Class B (c)	36,727	266,226
Migros Ticaret A/S (a)	25,348	89,931
MLP Saglik Hizmetleri AS (a)(c)	124,487	385,053
Nuh Cimento Sanayi A/S	54,003	205,454
ODAS Elektrik Uretim ve Sanayi Ticaret A/S (a)	488,000	75,252
Otokar Otomotiv Ve Savunma Sanayi A/S	5,151	186,576
Oyak Cimento Fabrikalari A/S (a)(b)	271,968	202,960
Pegasus Hava Tasimaciligi A/S (a)	13,559	118,813
Petkim Petrokimya Holding A/S (a)	829,099	609,395
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	205,411	287,854
Sekerbank Turk A/S (a)	918,916	100,329
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	136,556	129,113
Sinpas Gayrimenkul Yatirim Ortakligi A/S REIT (a)	260,513	124,623
Sok Marketler Ticaret AS	182,720	242,687
Tat Gida Sanayi A/S	111,328	113,906
Turk Ilac VE Serum Sanayi A/S (a)	59,187	81,743
Turk Traktor ve Ziraat Makineleri A/S	19,398	354,150
Turkiye Sigorta A/S	284,341	156,825
Turkiye Vakiflar Bankasi TAO Class D (a)	981,973	360,327
Ulker Biskuvi Sanayi A/S	176,153	379,103
Vakif Gayrimenkul Yatirim Ortakligi A/S REIT (a)	252,114	42,283
Vestel Beyaz Esya Sanayi ve Ticaret A/S	31,232	172,045
Vestel Elektronik Sanayi ve Ticaret A/S	69,608	206,060
Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	120,325	189,611
		12,401,019
UNITED ARAB EMIRATES — 0.6%
Agthia Group PJSC	137,940	218,562
Air Arabia PJSC (a)	2,278,681	843,692
Al Waha Capital PJSC	437,855	206,223
Amanat Holdings PJSC (a)	1,247,048	366,664
Arabtec Holding PJSC (a)(e)	483,581	—
Dana Gas PJSC	2,994,003	864,011
Deyaar Development PJSC (a)	5,246,978	442,825
Manazel PJSC (a)	2,177,307	269,707
RAK Properties PJSC (a)	973,431	181,799
Ras Al Khaimah Ceramics	344,425	263,489
SHUAA Capital PSC	1,011,854	185,118
See accompanying notes to financial statements.
124

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Union Properties PJSC (a)	2,754,315	$ 216,707
		4,058,797
UNITED STATES — 0.2%
CBAK Energy Technology, Inc. (a)	47,194	109,962
Huisen Household International Group, Ltd. (b)	760,357	242,231
Ideanomics, Inc. (a)(b)	185,120	364,686
Seanergy Maritime Holdings Corp. (a)(b)	142,220	206,219
Titan Cement International SA (a)	25,278	421,862
		1,344,960
TOTAL COMMON STOCKS (Cost $577,915,315)		648,425,431

WARRANTS — 0.0% (d)
MALAYSIA — 0.0% (d)
Comfort Gloves Bhd (expiring 06/26/26) (a)	55,650	4,453
Frontken Corp. Bhd (expiring 05/03/26) (a)	147,100	20,555
GDEX Bhd, (expiring 01/04/28) (a)	72,250	1,898
Hong Seng Consolidated Bhd (expiring 10/03/24) (a)	238,695	87,565
JAKS Resources Bhd, (expiring 11/18/25) (a)	173,600	9,745
Scientex Bhd (expiring 01/14/26) (a)	41,040	13,920
Serba Dinamik Holdings Bhd, (expiring 12/5/24) (a)	127,260	2,432
SKP Resources Bhd (expiring 04/25/26) (a)	57,360	3,220
		143,788
THAILAND — 0.0% (d)
Erawan Group PCL (expiring 06/14/24) (a)	105,286	3,330
Jay Mart PCL (expiring 07/26/25) (a)	5,196	2,472
MBK PCL (expiring 05/15/24) (a)	10,723	3,359
Noble Development PCL (expiring 01/12/24) (a)	52,050	1,754
RS PCL (expiring 05/23/24) (a)	36,080	4,329
		15,244
TOTAL WARRANTS (Cost $87,880)		159,032
SHORT-TERM INVESTMENTS — 2.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (f) (g)	1,770,647	1,771,001
See accompanying notes to financial statements.
125

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (h) (i)	12,917,963	$ 12,917,963
TOTAL SHORT-TERM INVESTMENTS (Cost $14,688,964)		14,688,964
TOTAL INVESTMENTS — 101.9% (Cost $592,692,159)		663,273,427
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.9)%		(12,110,804)
NET ASSETS — 100.0%		$ 651,162,623
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2021.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 4.1% of net assets as of September 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2021, total aggregate fair value of the security is $9,212, representing less than 0.05% of the Fund's net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2021.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust
At September 30, 2021, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI Emerging Markets (long)	53	12/17/2021	$3,460,630	$3,300,840	$(159,790)
During the period ended September 30, 2021, average notional value related to futures contracts was $656,346.
See accompanying notes to financial statements.
126

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$642,979,665	$5,436,554	$9,212	$648,425,431
Warrants	159,032	—	—	159,032
Short-Term Investments	14,688,964	—	—	14,688,964
TOTAL INVESTMENTS	$657,827,661	$5,436,554	$9,212	$663,273,427
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(159,790)	—	—	(159,790)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ (159,790)	$ —	$ —	$ (159,790)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Sector Breakdown as of September 30, 2021

% of Net Assets
Information Technology	18.4%
Industrials	13.9
Consumer Discretionary	13.4
Materials	13.0
Financials	9.9
Real Estate	8.2
Health Care	7.3
Consumer Staples	6.0
Communication Services	3.9
Utilities	3.3
Energy	2.3
Short-Term Investments	2.3
Liabilities in Excess of Other Assets	(1.9)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
127

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	895,024	$ 895,203	$ 43,807,467	$ 42,931,445	$(224)	$—	1,770,647	$ 1,771,001	$ 2,114
State Street Navigator Securities Lending Portfolio II	9,052,103	9,052,103	83,463,943	79,598,083	—	—	12,917,963	12,917,963	363,776
Total		$9,947,306	$127,271,410	$122,529,528	$(224)	$—		$14,688,964	$365,890
See accompanying notes to financial statements.
128

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS
September 30, 2021

Security Description	Shares	Value
COMMON STOCKS — 99.4%
AUSTRALIA — 2.2%
APA Group Stapled Security	1,382,384	$ 8,707,490
AusNet Services, Ltd.	2,927,110	5,328,285
		14,035,775
BELGIUM — 1.0%
Groupe Bruxelles Lambert SA	55,903	6,160,117
CANADA — 15.4%
Algonquin Power & Utilities Corp. (a)	443,458	6,500,387
Allied Properties Real Estate Investment Trust	104,044	3,303,193
BCE, Inc.	270,522	13,549,055
Canadian Utilities, Ltd. Class A (a)	292,040	7,867,802
Capital Power Corp. (a)	152,675	5,147,215
Fortis, Inc.	160,980	7,140,124
National Bank of Canada (a)	97,665	7,499,587
Rogers Communications, Inc. Class B	140,773	6,572,777
Royal Bank of Canada	81,384	8,096,322
Sun Life Financial, Inc.	160,325	8,251,324
TC Energy Corp. (a)	268,745	12,931,835
TELUS Corp.	478,370	10,512,548
		97,372,169
CHINA — 6.0%
Agricultural Bank of China, Ltd. Class H	17,968,000	6,185,794
CGN Power Co., Ltd. Class H (a)(b)	13,323,000	4,056,124
China CITIC Bank Corp., Ltd. Class H	14,698,000	6,646,023
China Construction Bank Corp. Class H	6,704,000	4,805,395
China Resources Land, Ltd.	830,000	3,502,470
China Vanke Co., Ltd. Class H	1,331,300	3,642,642
Guangdong Investment, Ltd.	2,488,000	3,247,170
Industrial & Commercial Bank of China, Ltd. Class H	10,163,000	5,652,892
		37,738,510
FRANCE — 3.5%
Danone SA	120,841	8,269,874
Gecina SA REIT	44,189	5,968,857
Sanofi	83,833	8,071,908
		22,310,639
GERMANY — 7.3%
Grand City Properties SA	232,703	5,809,147
Henkel AG & Co. KGaA	60,988	5,269,347
See accompanying notes to financial statements.
129

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
LEG Immobilien SE	45,069	$ 6,382,838
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	37,486	10,291,978
RWE AG	159,912	5,661,832
TAG Immobilien AG	235,348	6,906,196
Vonovia SE	99,374	5,977,297
		46,298,635
HONG KONG — 1.9%
CLP Holdings, Ltd.	792,500	7,635,218
HKT Trust & HKT, Ltd. Stapled Security	3,200,000	4,381,957
		12,017,175
ITALY — 4.4%
Enel SpA	936,873	7,221,582
Italgas SpA	1,258,662	8,081,344
Terna - Rete Elettrica Nazionale	1,098,294	7,810,317
UnipolSai Assicurazioni SpA	1,631,250	4,597,787
		27,711,030
JAPAN — 12.7%
Advance Residence Investment Corp. REIT	1,485	4,818,015
AEON REIT Investment Corp.	1,833	2,460,976
Chugoku Electric Power Co., Inc. (a)	1,049,500	9,584,947
Daiwa House REIT Investment Corp.	1,990	5,823,303
Daiwa Securities Living Investments Corp. REIT	2,442	2,446,924
Japan Logistics Fund, Inc. REIT	950	2,818,284
Japan Real Estate Investment Corp. REIT	917	5,490,083
Kenedix Office Investment Corp. REIT	951	6,537,459
Mori Hills REIT Investment Corp.	1,903	2,575,425
MS&AD Insurance Group Holdings, Inc.	380,100	12,795,479
NH Foods, Ltd.	128,400	4,867,865
Nippon Accommodations Fund, Inc. REIT	693	3,881,918
Nippon Building Fund, Inc. REIT	879	5,711,629
Sekisui House REIT, Inc.	5,763	4,772,585
Toyota Motor Corp.	334,200	5,990,589
		80,575,481
MEXICO — 0.5%
Kimberly-Clark de Mexico SAB de CV Class A	1,911,400	3,162,330
NETHERLANDS — 2.9%
Koninklijke KPN NV	3,723,987	11,717,708
Koninklijke Vopak NV	167,385	6,595,689
		18,313,397
See accompanying notes to financial statements.
130

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
NEW ZEALAND — 0.7%
Spark New Zealand, Ltd. (a)	1,345,852	$ 4,437,926
NORWAY — 3.5%
Orkla ASA	821,599	7,550,325
Telenor ASA	845,831	14,272,807
		21,823,132
QATAR — 0.5%
Masraf Al Rayan QSC	2,481,100	3,057,177
RUSSIA — 0.5%
Inter Rao Use PJSC	44,613,702	2,850,548
SINGAPORE — 1.1%
Singapore Technologies Engineering, Ltd.	2,563,100	7,193,143
SOUTH AFRICA — 1.6%
SPAR Group, Ltd.	356,668	4,656,479
Vodacom Group, Ltd.	594,556	5,692,246
		10,348,725
SOUTH KOREA — 0.6%
Samsung Card Co., Ltd.	134,273	3,833,131
SPAIN — 4.2%
Endesa SA	790,143	15,952,125
Red Electrica Corp. SA	543,682	10,907,035
		26,859,160
SWEDEN — 1.5%
Castellum AB	260,994	6,399,142
Wihlborgs Fastigheter AB	141,312	2,817,017
		9,216,159
SWITZERLAND — 12.3%
Allreal Holding AG	18,383	3,645,661
Baloise Holding AG	67,079	10,232,451
Banque Cantonale Vaudoise	47,092	3,589,260
BKW AG	34,780	3,765,643
Cembra Money Bank AG	46,831	3,157,710
Nestle SA	44,889	5,423,155
Novartis AG	93,824	7,727,392
PSP Swiss Property AG	44,617	5,385,511
Roche Holding AG	16,008	5,867,970
SGS SA	2,123	6,203,889
Swisscom AG	16,630	9,580,278
See accompanying notes to financial statements.
131

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Zurich Insurance Group AG	32,198	$ 13,240,235
		77,819,155
TAIWAN — 5.7%
CTBC Financial Holding Co., Ltd.	4,454,000	3,660,975
E.Sun Financial Holding Co., Ltd.	2,574,479	2,430,279
First Financial Holding Co., Ltd.	4,556,450	3,687,944
Hua Nan Financial Holdings Co., Ltd.	3,537,898	2,590,518
Mega Financial Holding Co., Ltd.	3,610,000	4,152,851
Taishin Financial Holding Co., Ltd.	5,207,983	3,383,446
Taiwan Cooperative Financial Holding Co., Ltd.	4,189,820	3,323,523
Tripod Technology Corp.	1,031,000	4,126,146
Wistron Corp.	5,391,000	5,321,243
Zhen Ding Technology Holding, Ltd.	964,000	3,422,035
		36,098,960
THAILAND — 0.6%
Ratch Group PCL NVDR (a)	2,656,800	3,553,131
TURKEY — 0.5%
Haci Omer Sabanci Holding A/S	3,092,654	3,407,950
UNITED KINGDOM — 8.3%
GlaxoSmithKline PLC	692,367	13,103,354
National Grid PLC	834,466	9,953,099
Severn Trent PLC	217,147	7,624,258
Tate & Lyle PLC	673,205	6,279,581
Unilever PLC	142,289	7,683,810
United Utilities Group PLC	615,459	8,036,309
		52,680,411
TOTAL COMMON STOCKS (Cost $605,412,078)		628,873,966

See accompanying notes to financial statements.
132

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 3.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (c) (d)	1,933,382	$ 1,933,769
State Street Navigator Securities Lending Portfolio II (e) (f)	19,281,843	19,281,843
TOTAL SHORT-TERM INVESTMENTS (Cost $21,215,612)		21,215,612
TOTAL INVESTMENTS — 102.7% (Cost $626,627,690)		650,089,578
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.7)%		(17,359,877)
NET ASSETS — 100.0%		$ 632,729,701
(a)	All or a portion of the shares of the security are on loan at September 30, 2021.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.6% of net assets as of September 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust
TOTAL RETURN SWAPS
During the period ended September 30, 2021, average notional value related to OTC swaps contracts was $764,108.There were no swaps held at September 30, 2021.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$628,873,966	$—	$—	$628,873,966
Short-Term Investments	21,215,612	—	—	21,215,612
TOTAL INVESTMENTS	$650,089,578	$—	$—	$650,089,578
See accompanying notes to financial statements.
133

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Sector Breakdown as of September 30, 2021

% of Net Assets
Utilities	24.8%
Financials	22.9
Real Estate	16.9
Communication Services	12.8
Consumer Staples	8.4
Health Care	5.5
Energy	3.1
Industrials	2.1
Information Technology	2.0
Consumer Discretionary	0.9
Short-Term Investments	3.3
Liabilities in Excess of Other Assets	(2.7)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	4,665,530	$ 4,666,463	$ 41,704,416	$ 44,437,134	$(442)	$466	1,933,382	$ 1,933,769	$ 3,511
State Street Navigator Securities Lending Portfolio II	11,138,775	11,138,775	321,962,650	313,819,582	—	—	19,281,843	19,281,843	149,347
Total		$15,805,238	$363,667,066	$358,256,716	$(442)	$466		$21,215,612	$152,858
See accompanying notes to financial statements.
134

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2021

	SPDR EURO STOXX 50 ETF	SPDR MSCI ACWI ex-US ETF	SPDR S&P Emerging Markets Dividend ETF
ASSETS
Investments in unaffiliated issuers, at value*	$2,610,239,836	$1,748,228,676	$ 294,270,593
Investments in affiliated issuers, at value	152,121	30,567,630	916,403
Total Investments	2,610,391,957	1,778,796,306	295,186,996
Foreign currency, at value	1,796,831	8,925,389	73,998
Net cash at broker	—	—	102,550
Cash	—	12	12
Receivable for investments sold	87,195,529	—	—
Dividends receivable — unaffiliated issuers	1,465,378	4,164,108	892,538
Dividends receivable — affiliated issuers	13	72	187
Interest receivable — unaffiliated issuers	—	11	—
Securities lending income receivable — unaffiliated issuers	5,132	11,507	2,178
Securities lending income receivable — affiliated issuers	—	12,791	268
Receivable for foreign taxes recoverable	9,359,158	2,755,785	6,812
Other Receivable	21,910	618	—
TOTAL ASSETS	2,710,235,908	1,794,666,599	296,265,539
LIABILITIES
Payable upon return of securities loaned	—	29,761,465	814,398
Payable for fund shares repurchased	87,227,358	—	—
Payable to broker – accumulated variation margin on open futures contracts	—	—	44,560
Deferred foreign taxes payable	—	1,075,875	83,691
Advisory fee payable	682,191	447,994	121,804
TOTAL LIABILITIES	87,909,549	31,285,334	1,064,453
NET ASSETS	$2,622,326,359	$1,763,381,265	$ 295,201,086
NET ASSETS CONSIST OF:
Paid-in Capital	$3,053,892,559	$1,660,271,982	$ 562,573,263
Total distributable earnings (loss)**	(431,566,200)	103,109,283	(267,372,177)
NET ASSETS	$2,622,326,359	$1,763,381,265	$ 295,201,086
NET ASSET VALUE PER SHARE
Net asset value per share	$ 45.45	$ 29.15	$ 29.82
Shares outstanding (unlimited amount authorized, $0.01 par value)	57,700,967	60,499,982	9,900,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,407,082,034	$1,527,752,812	$ 289,847,946
Investments in affiliated issuers	152,121	30,567,630	916,403
Total cost of investments	$2,407,234,155	$1,558,320,442	$ 290,764,349
Foreign currency, at cost	$ 1,801,967	$ 9,063,424	$ 75,722
* Includes investments in securities on loan, at value	$ 5,752,505	$ 60,712,072	$ 9,075,208
** Includes deferred foreign taxes	$ —	$ 1,075,875	$ —
See accompanying notes to financial statements.
135

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
September 30, 2021

	SPDR S&P Emerging Markets Small Cap ETF	SPDR S&P International Dividend ETF
ASSETS
Investments in unaffiliated issuers, at value*	$648,584,463	$ 628,873,966
Investments in affiliated issuers, at value	14,688,964	21,215,612
Total Investments	663,273,427	650,089,578
Foreign currency, at value	1,822,766	446,072
Net cash at broker	398,352	—
Cash	134,984	—
Receivable for investments sold	27,354	1,212,459
Receivable for OTC swap contracts	—	72,920
Dividends receivable — unaffiliated issuers	1,282,500	2,050,936
Dividends receivable — affiliated issuers	1,587	3,042
Securities lending income receivable — unaffiliated issuers	70,882	6,201
Securities lending income receivable — affiliated issuers	37,049	11,743
Receivable for foreign taxes recoverable	26,975	1,623,188
TOTAL ASSETS	667,075,876	655,516,139
LIABILITIES
Due to custodian	—	203,988
Payable upon return of securities loaned	12,917,963	19,281,843
Payable for investments purchased	460,281	3,057,178
Payable to broker – accumulated variation margin on open futures contracts	159,645	—
Deferred foreign taxes payable	2,016,216	—
Advisory fee payable	359,148	243,429
TOTAL LIABILITIES	15,913,253	22,786,438
NET ASSETS	$651,162,623	$ 632,729,701
NET ASSETS CONSIST OF:
Paid-in Capital	$670,100,415	$1,077,074,253
Total distributable earnings (loss)**	(18,937,792)	(444,344,552)
NET ASSETS	$651,162,623	$ 632,729,701
NET ASSET VALUE PER SHARE
Net asset value per share	$ 59.20	$ 38.11
Shares outstanding (unlimited amount authorized, $0.01 par value)	11,000,000	16,601,326
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$578,003,195	$ 605,412,078
Investments in affiliated issuers	14,688,964	21,215,612
Total cost of investments	$592,692,159	$ 626,627,690
Foreign currency, at cost	$ 1,835,270	$ 446,299
* Includes investments in securities on loan, at value	$ 36,977,809	$ 24,609,099
** Includes deferred foreign taxes	$ 2,005,936	$ —
See accompanying notes to financial statements.
136

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended September 30, 2021

	SPDR EURO STOXX 50 ETF	SPDR MSCI ACWI ex-US ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 70,390,239	$ 49,229,702
Dividend income — affiliated issuers	444	1,021
Unaffiliated securities lending income	13,229	94,751
Affiliated securities lending income	9,502	148,038
Foreign taxes withheld	(9,751,407)	(4,758,797)
TOTAL INVESTMENT INCOME (LOSS)	60,662,007	44,714,715
EXPENSES
Advisory fee	6,552,532	5,101,581
Trustees’ fees and expenses	19,890	14,541
Miscellaneous expenses	5	1,754
TOTAL EXPENSES	6,572,427	5,117,876
Expenses waived/reimbursed by the Adviser	—	(283,461)
NET EXPENSES	6,572,427	4,834,415
NET INVESTMENT INCOME (LOSS)	$ 54,089,580	$ 39,880,300
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(51,447,794)	(5,809,235)
Investments — affiliated issuers	(18)	—
In-kind redemptions — unaffiliated issuers	103,973,100	9,720,112
Foreign currency transactions	99,086	140,006
Net realized gain (loss)	52,624,374	4,050,883
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers*	327,442,017	258,223,315
Investments — affiliated issuers	51	—
Foreign currency translations	(220,993)	(195,757)
Net change in unrealized appreciation/depreciation	327,221,075	258,027,558
NET REALIZED AND UNREALIZED GAIN (LOSS)	379,845,449	262,078,441
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$433,935,029	$301,958,741
* Includes foreign capital gain taxes	$ —	$ (6,089)
* Includes foreign deferred taxes	$ —	$ (1,049,825)
See accompanying notes to financial statements.
137

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS  (continued)
For the Year Ended September 30, 2021

	SPDR S&P Emerging Markets Dividend ETF	SPDR S&P Emerging Markets Small Cap ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$13,838,792	$ 17,177,390
Dividend income — affiliated issuers	481	2,114
Unaffiliated securities lending income	35,056	831,274
Affiliated securities lending income	9,876	363,776
Foreign taxes withheld	(1,629,389)	(2,352,508)
TOTAL INVESTMENT INCOME (LOSS)	12,254,816	16,022,046
EXPENSES
Advisory fee	1,456,353	3,961,067
Trustees’ fees and expenses	2,697	6,267
Miscellaneous expenses	—	20,673
TOTAL EXPENSES	1,459,050	3,988,007
NET INVESTMENT INCOME (LOSS)	$10,795,766	$ 12,034,039
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	19,176,034	(2,092,320)
Investments — affiliated issuers	(89)	(224)
In-kind redemptions — unaffiliated issuers	2,509,137	22,379,164
Foreign currency transactions	(112,368)	(318,755)
Futures contracts	119,892	51,812
Net realized gain (loss)	21,692,606	20,019,677
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	35,052,157	146,457,063
Investments — affiliated issuers	51	—
Foreign currency translations	2,155	(6,803)
Futures contracts	(47,915)	(159,790)
Net change in unrealized appreciation/depreciation	35,006,448	146,290,470
NET REALIZED AND UNREALIZED GAIN (LOSS)	56,699,054	166,310,147
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$67,494,820	$178,344,186
* Includes foreign capital gain taxes	$ (84,372)	$ (2,434,393)
** Includes foreign deferred taxes	$ —	$ (1,847,039)
See accompanying notes to financial statements.
138

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS  (continued)
For the Year Ended September 30, 2021

SPDR S&P International Dividend ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 28,111,690
Dividend income — affiliated issuers	3,511
Unaffiliated securities lending income	80,509
Affiliated securities lending income	149,347
Foreign taxes withheld	(3,324,893)
TOTAL INVESTMENT INCOME (LOSS)	25,020,164
EXPENSES
Advisory fee	2,832,409
Trustees’ fees and expenses	6,127
TOTAL EXPENSES	2,838,536
NET INVESTMENT INCOME (LOSS)	$22,181,628
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	31,076,473
Investments — affiliated issuers	(442)
In-kind redemptions — unaffiliated issuers	2,122,506
Foreign currency transactions	(48,756)
Swap Contracts	(9,235)
Net realized gain (loss)	33,140,546
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	40,908,252
Investments — affiliated issuers	466
Foreign currency translations	(46,182)
Swap contracts	(787,815)
Net change in unrealized appreciation/depreciation	40,074,721
NET REALIZED AND UNREALIZED GAIN (LOSS)	73,215,267
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$95,396,895
See accompanying notes to financial statements.
139

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR EURO STOXX 50 ETF
	Year Ended 9/30/21	Year Ended 9/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 54,089,580	$ 40,999,752
Net realized gain (loss)	52,624,374	(169,899,157)
Net change in unrealized appreciation/depreciation	327,221,075	57,151,198
Net increase (decrease) in net assets resulting from operations	433,935,029	(71,748,207)
Net equalization credits and charges	5,984,211	(66,462)
Distributions to shareholders	(49,313,836)	(35,822,371)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	846,856,477	279,593,882
Cost of shares redeemed	(356,421,711)	(475,060,118)
Net income equalization	(5,984,211)	66,462
Net increase (decrease) in net assets from beneficial interest transactions	484,450,555	(195,399,774)
Net increase (decrease) in net assets during the period	875,055,959	(303,036,814)
Net assets at beginning of period	1,747,270,400	2,050,307,214
NET ASSETS AT END OF PERIOD	$2,622,326,359	$1,747,270,400
SHARES OF BENEFICIAL INTEREST:
Shares sold	17,800,000	7,950,000
Shares redeemed	(8,100,000)	(14,200,000)
Net increase (decrease) from share transactions	9,700,000	(6,250,000)
See accompanying notes to financial statements.
140

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR MSCI ACWI ex-US ETF
	Year Ended 9/30/21	Year Ended 9/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 39,880,300	$ 33,019,292
Net realized gain (loss)	4,050,883	(39,981,681)
Net change in unrealized appreciation/depreciation	258,027,558	(27,071,973)
Net increase (decrease) in net assets resulting from operations	301,958,741	(34,034,362)
Distributions to shareholders	(34,435,888)	(42,431,120)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	269,511,935	—
Cost of shares redeemed	(44,111,072)	(336,325,527)
Other Capital	68,183	67,810
Net increase (decrease) in net assets from beneficial interest transactions	225,469,046	(336,257,717)
Net increase (decrease) in net assets during the period	492,991,899	(412,723,199)
Net assets at beginning of period	1,270,389,366	1,683,112,565
NET ASSETS AT END OF PERIOD	$1,763,381,265	$1,270,389,366
SHARES OF BENEFICIAL INTEREST:
Shares sold	9,200,000	—
Shares redeemed	(1,600,000)	(17,000,000)
Net increase (decrease) from share transactions	7,600,000	(17,000,000)
See accompanying notes to financial statements.
141

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Emerging Markets Dividend ETF
	Year Ended 9/30/21	Year Ended 9/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 10,795,766	$ 11,719,543
Net realized gain (loss)	21,692,606	(75,569,925)
Net change in unrealized appreciation/depreciation	35,006,448	(6,288,572)
Net increase (decrease) in net assets resulting from operations	67,494,820	(70,138,954)
Net equalization credits and charges	(77,925)	(144,508)
Distributions to shareholders	(10,377,371)	(11,256,988)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	16,116,178	32,119,610
Cost of shares redeemed	(33,137,851)	(106,613,783)
Net income equalization	77,925	144,508
Other Capital	48,337	136,453
Net increase (decrease) in net assets from beneficial interest transactions	(16,895,411)	(74,213,212)
Net increase (decrease) in net assets during the period	40,144,113	(155,753,662)
Net assets at beginning of period	255,056,973	410,810,635
NET ASSETS AT END OF PERIOD	$295,201,086	$ 255,056,973
SHARES OF BENEFICIAL INTEREST:
Shares sold	550,000	1,250,000
Shares redeemed	(1,150,000)	(4,450,000)
Net increase (decrease) from share transactions	(600,000)	(3,200,000)
See accompanying notes to financial statements.
142

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Emerging Markets Small Cap ETF
	Year Ended 9/30/21	Year Ended 9/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 12,034,039	$ 10,978,465
Net realized gain (loss)	20,019,677	(3,233,223)
Net change in unrealized appreciation/depreciation	146,290,470	18,354,698
Net increase (decrease) in net assets resulting from operations	178,344,186	26,099,940
Distributions to shareholders	(14,016,542)	(14,015,993)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	79,234,646	16,944,765
Cost of shares redeemed	(98,249,840)	(45,410,784)
Other Capital	83,538	96,966
Net increase (decrease) in net assets from beneficial interest transactions	(18,931,656)	(28,369,053)
Net increase (decrease) in net assets during the period	145,395,988	(16,285,106)
Net assets at beginning of period	505,766,635	522,051,741
NET ASSETS AT END OF PERIOD	$651,162,623	$505,766,635
SHARES OF BENEFICIAL INTEREST:
Shares sold	1,300,000	400,000
Shares redeemed	(1,700,000)	(1,000,000)
Net increase (decrease) from share transactions	(400,000)	(600,000)
See accompanying notes to financial statements.
143

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P International Dividend ETF
	Year Ended 9/30/21	Year Ended 9/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 22,181,628	$ 25,019,846
Net realized gain (loss)	33,140,546	(69,957,001)
Net change in unrealized appreciation/depreciation	40,074,721	(33,872,366)
Net increase (decrease) in net assets resulting from operations	95,396,895	(78,809,521)
Distributions to shareholders	(22,689,552)	(32,105,329)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	22,608,908	10,981,001
Cost of shares redeemed	(33,785,277)	(110,464,197)
Other Capital	16,181	24,260
Net increase (decrease) in net assets from beneficial interest transactions	(11,160,188)	(99,458,936)
Net increase (decrease) in net assets during the period	61,547,155	(210,373,786)
Net assets at beginning of period	571,182,546	781,556,332
NET ASSETS AT END OF PERIOD	$632,729,701	$ 571,182,546
SHARES OF BENEFICIAL INTEREST:
Shares sold	600,000	300,000
Shares redeemed	(950,000)	(3,400,000)
Net increase (decrease) from share transactions	(350,000)	(3,100,000)
See accompanying notes to financial statements.
144

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR EURO STOXX 50 ETF
	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)
Net asset value, beginning of period	$ 36.40	$ 37.79	$ 38.35	$ 41.30	$ 32.76
Income (loss) from investment operations:
Net investment income (loss) (b)	1.06	0.81	1.02	1.17	1.04
Net realized and unrealized gain (loss) (c)	8.77	(1.46)	(0.49)	(2.89)	8.34
Total from investment operations	9.83	(0.65)	0.53	(1.72)	9.38
Net equalization credits and charges (b)	0.12	(0.00)(d)	(0.01)	(0.08)	0.13
Distributions to shareholders from:
Net investment income	(0.90)	(0.74)	(1.08)	(1.15)	(0.97)
Net asset value, end of period	$ 45.45	$ 36.40	$ 37.79	$ 38.35	$ 41.30
Total return (e)	27.32%	(1.65)%	1.43%	(4.40)%	29.30%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,622,326	$1,747,270	$2,050,307	$3,108,379	$4,555,667
Ratios to average net assets:
Total expenses	0.29%	0.29%	0.29%	0.29%	0.29%
Net investment income (loss)	2.39%	2.21%	2.80%	2.89%	2.83%
Portfolio turnover rate (f)	11%	9%	6%	7%	4%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
145

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI ACWI ex-US ETF
	Year Ended 9/30/21	Year Ended 9/30/20(a)	Year Ended 9/30/19(a)(b)	Year Ended 9/30/18(a)(b)	Year Ended 9/30/17(a)(b)
Net asset value, beginning of period	$ 24.01	$ 24.08	$ 24.97	$ 25.11	$ 21.56
Income (loss) from investment operations:
Net investment income (loss) (c)	0.71	0.54	0.76	0.67	0.60
Net realized and unrealized gain (loss) (d)	5.05	0.06	(0.95)	(0.21)	3.48
Total from investment operations	5.76	0.60	(0.19)	0.46	4.08
Other capital	0.00(e)	0.00(e)	0.00(e)	0.00(e)	(0.00)(e)
Distributions to shareholders from:
Net investment income	(0.62)	(0.67)	(0.70)	(0.60)	(0.53)
Net asset value, end of period	$ 29.15	$ 24.01	$ 24.08	$ 24.97	$ 25.11
Total return (f)	23.98%	2.44%	(0.61)%	1.76%	19.24%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,763,381	$1,270,389	$1,683,113	$1,550,892	$1,461,775
Ratios to average net assets:
Total expenses	0.32%	0.34%	0.34%	0.34%	0.34%
Net expenses	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income (loss)	2.48%	2.26%	3.20%	2.61%	2.62%
Portfolio turnover rate (g)	5%	4%	3%	3%	3%
(a)	On September 20, 2019, the SPDR MSCI ACWI ex-US ETF underwent a 3-for-2 share split. The per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(d)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(e)	Amount is less than $0.005 per share.
(f)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
146

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Emerging Markets Dividend ETF
	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)
Net asset value, beginning of period	$ 24.29	$ 29.99	$ 30.87	$ 30.31	$ 27.40
Income (loss) from investment operations:
Net investment income (loss) (b)	1.05	0.96	1.25	1.05	1.18
Net realized and unrealized gain (loss) (c)	5.51	(5.68)	(0.87)	0.57	2.70
Total from investment operations	6.56	(4.72)	0.38	1.62	3.88
Net equalization credits and charges (b)	(0.01)	(0.01)	(0.03)	(0.01)	0.04
Contribution from Affiliate	—	—	0.01	—	—
Other capital	0.00(d)	0.01	0.01	0.00(d)	0.00(d)
Distributions to shareholders from:
Net investment income	(1.02)	(0.98)	(1.25)	(1.05)	(1.01)
Net asset value, end of period	$ 29.82	$ 24.29	$ 29.99	$ 30.87	$ 30.31
Total return (e)	26.96%	(15.71)%	1.09%(f)	5.26%	14.47%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$295,201	$255,057	$410,811	$402,845	$422,858
Ratios to average net assets:
Total expenses	0.49%	0.49%	0.49%	0.49%	0.49%
Net investment income (loss)	3.63%	3.47%	4.00%	3.21%	4.05%
Portfolio turnover rate (g)	75%	78%	73%	55%	123%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	If the Affiliate had not made a voluntary contribution during the year ended September 30, 2019, the total return would have been 1.06%.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
147

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Emerging Markets Small Cap ETF
	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)
Net asset value, beginning of period	$ 44.37	$ 43.50	$ 44.89	$ 49.42	$ 42.74
Income (loss) from investment operations:
Net investment income (loss) (b)	1.09	0.94	1.12	1.19	1.04
Net realized and unrealized gain (loss) (c)	14.99	1.11	(1.21)	(4.25)	6.61
Total from investment operations	16.08	2.05	(0.09)	(3.06)	7.65
Other capital	0.01	0.01	0.01	0.01	0.03
Distributions to shareholders from:
Net investment income	(1.26)	(1.19)	(1.31)	(1.48)	(1.00)
Total distributions	(1.26)	—	(0.00)	—	—
Net asset value, end of period	$ 59.20	$ 44.37	$ 43.50	$ 44.89	$ 49.42
Total return (d)	36.48%	4.75%	(0.07)%	(6.49)%	18.46%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$651,163	$505,767	$522,052	$471,349	$479,338
Ratios to average net assets:
Total expenses	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income (loss)	1.97%	2.22%	2.58%	2.37%	2.30%
Portfolio turnover rate (e)	42%	30%	23%	24%	34%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
148

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P International Dividend ETF
	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)
Net asset value, beginning of period	$ 33.70	$ 38.98	$ 38.05	$ 40.25	$ 36.61
Income (loss) from investment operations:
Net investment income (loss) (b)	1.34	1.31	1.47	1.50	1.51
Net realized and unrealized gain (loss) (c)	4.44	(4.88)	1.16	(1.95)	4.13
Total from investment operations	5.78	(3.57)	2.63	(0.45)	5.64
Net equalization credits and charges (b)	—	—	(0.01)	(0.12)	(0.01)
Other capital	0.00(d)	0.00(d)	0.00(d)	(0.00)(d)	0.00(d)
Distributions to shareholders from:
Net investment income	(1.37)	(1.71)	(1.69)	(1.63)	(1.99)
Net asset value, end of period	$ 38.11	$ 33.70	$ 38.98	$ 38.05	$ 40.25
Total return (e)	17.20%	(9.24)%	7.12%	(1.49)%	15.84%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$632,730	$571,183	$781,556	$861,910	$1,251,962
Ratios to average net assets:
Total expenses	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income (loss)	3.52%	3.64%	3.89%	3.74%	3.95%
Portfolio turnover rate (f)	54%	65%	66%	47%	122%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
149

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2021

1.    Organization
SPDR Index Shares Funds (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of September 30, 2021, the Trust consists of twenty-four (24) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR EURO STOXX 50 ETF
SPDR MSCI ACWI ex-US ETF
SPDR S&P Emerging Markets Dividend ETF
SPDR S&P Emerging Markets Small Cap ETF
SPDR S&P International Dividend ETF
Each Fund is classified as a diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an
150

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2021

asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•   Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•   Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third–party valuation the agreements will be fair valued.
151

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2021

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•   Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of September 30, 2021, is disclosed in each Fund’s respective Schedule of Investments.
152

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2021

Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends, if any, received in the form of stock are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of September 30, 2021, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
153

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2021

Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
The following Funds utilized equalization during the period ended September 30, 2021:
SPDR EURO STOXX 50 ETF
SPDR S&P Emerging Markets Dividend ETF
Distributions
The SPDR EURO STOXX 50 ETF, SPDR S&P Emerging Markets Dividend ETF and SPDR S&P International Dividend ETF declare and distribute from net investment income, if any, to their shareholders quarterly. The SPDR MSCI ACWI ex-US ETF and the SPDR S&P Emerging Markets Small Cap ETF declare and distribute from net investment income, if any, to their shareholders semi-annually.
Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Futures Contracts
The Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by the Funds equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset
154

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2021

to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended September 30, 2021, the SPDR S&P Emerging Markets Dividend ETF entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
Swaps
Certain funds may enter into swap agreements, in which a Fund and counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“BL OTC”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation).
A BL OTC swap is a transaction between a fund and dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. For BL OTC swaps, any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as swap contracts premiums paid and swap contracts premiums received, respectively, in the Statements of Assets and Liabilities and amortized to realized gain/loss ratably over the term of the BL OTC swap. Payments received or made by the Fund for BL OTC swaps are recorded in the Statements of Operations as realized gains or losses, respectively. When a BL OTC swap is terminated, a Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid.
A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty (“CCP”), with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.
A Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin if any, are designated on the Schedule of Investments and cash deposited is segregated and recorded on the Statement of Assets and Liabilities
155

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2021

as Payable for Collateral for the Total Return Swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) in the Statement of Operations. For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination.
Total Return Swaps
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments on the total return (coupon plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment or make a payment to the counterparty.
For the period ended September 30, 2021, the SPDR S&P International Dividend Fund entered into total return swap contracts in order to gain exposure to stocks in the index in which the Fund tracks, however, there were none outstanding as of period ended September 30, 2021.
Risks associated with Derivatives
Derivative financial instruments involve to varying degrees, elements of credit, market and/or interest rate risk in excess of the amounts reported in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Derivative transactions can create investment leverage and may be highly volatile. Use of derivatives other than for hedging purposes may be considered speculative. When a Fund invests in a derivative instrument, the future exposure is potentially unlimited. The value of a derivative instrument will depend on the ability and the willingness of a Fund’s derivative counterparty to perform its obligations under the transaction. A liquid secondary market may not always exist for a Fund's derivative positions at any time and may impact the Fund's ability to establish fair market value of a derivative transaction and close out derivative positions. Although the use of derivatives is intended to complement a Fund's performance, it may instead reduce returns and increase volatility. The measurement of the risks associated with derivative instruments is meaningful only when all related and offsetting transactions are considered. A
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September 30, 2021

Fund must set aside liquid assets or engage in other appropriate measures to cover its obligations under these derivative instruments.
Certain derivatives, including forward foreign currency contracts and some swap contracts, as applicable, are entered into over the counter (“OTC”) under the terms and conditions of an ISDA Master Agreement , which are separately negotiated with each counterparty. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements. The result would cause the Fund to accelerate payment of any net liability owed to the counterparty.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged or received by a Fund, if any, is noted in the Fund's Schedules of Investments. Notional principal amounts are one component used to calculate the amount of exposure to the underlying instrument, but is not the amount delivered under the contract. Accordingly, credit risk is limited to any amounts receivable from the counterparty. To reduce credit risk from potential counterparty default, a Fund enters into swap contracts with counterparties whose creditworthiness have has been recommended by SSGA FM approved by the Board. The Fund bears the market risk arising from any change in index or security values or interest rates.
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September 30, 2021

The following tables summarize the value of the Fund's derivative instruments as of September 30, 2021, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Liability Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR S&P Emerging Markets Dividend ETF
Futures Contracts	$—	$—	$—	$ 44,560	$—	$ 44,560
SPDR S&P Emerging Markets Small Cap ETF
Futures Contracts	—	—	—	159,645	—	159,645
	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR S&P Emerging Markets Dividend ETF
Futures Contracts	$—	$—	$—	$119,892	$—	$119,892
SPDR S&P Emerging Markets Small Cap ETF
Futures Contracts	—	—	—	51,812	—	51,812
SPDR S&P International Dividend ETF
Swap Contracts	—	—	—	(9,235)	—	(9,235)

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September 30, 2021

	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR S&P Emerging Markets Dividend ETF
Futures Contracts	$—	$—	$—	$ (47,915)	$—	$ (47,915)
SPDR S&P Emerging Markets Small Cap ETF
Futures Contracts	—	—	—	(159,790)	—	(159,790)
SPDR S&P International Dividend ETF
Swap Contracts	—	—	—	(787,815)	—	(787,815)
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR EURO STOXX 50 ETF	0.29%
SPDR MSCI ACWI ex-US ETF	0.30 (1)
SPDR S&P Emerging Markets Dividend ETF	0.49
SPDR S&P Emerging Markets Small Cap ETF	0.65
SPDR S&P International Dividend ETF	0.45
(1)	Effective March 24, 2021, the management fee of the Fund was reduced from 0.34% to 0.30% of the Fund’s average daily net assets.
Prior to March 24, 2021, the Adviser had contractually agreed to waive a portion of its Management/Advisory fee and/or reimburse certain expenses so that the net annual Fund operating expenses of the SPDR MSCI ACWI ex-US ETF, before application of any fees and expenses not paid by the Adviser pursuant to the Investment Advisory Agreement, if any, were limited to 0.30% of the Fund’s average daily net assets.
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September 30, 2021

The contractual fee waiver and/or expense reimbursement did not provide for the recoupment by the Adviser of any fees the Adviser previously waived. Effective March 24, 2021, the contractual fee waiver was terminated with the approval of the Board. For the period ended September 30, 2021, the Adviser waived $283,461 of fees in the SPDR MSCI ACWI ex-US ETF.
From time to time, the Adviser may also waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until January 31, 2022. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to January 31, 2022 except with the approval of the Board.
The Adviser pays all expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Independent Trustees (including any Trustees’ counsel fees), litigation expenses, acquired fund fees and expenses, and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to a Master Amended and Restated Securities Lending Authorization Agreement dated January 6, 2017, as amended.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
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September 30, 2021

Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended September 30, 2021 are disclosed in the Schedules of Investments.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the year ended September 30, 2021, were as follows:
	Purchases	Sales
SPDR EURO STOXX 50 ETF	$247,417,448	$247,339,472
SPDR MSCI ACWI ex-US ETF	139,469,382	80,409,284
SPDR S&P Emerging Markets Dividend ETF	217,455,210	221,062,882
SPDR S&P Emerging Markets Small Cap ETF	297,529,377	253,778,905
SPDR S&P International Dividend ETF	341,432,936	335,066,618
For the year ended September 30, 2021, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR EURO STOXX 50 ETF	$846,820,404	$356,379,448	$103,973,100
SPDR MSCI ACWI ex-US ETF	207,075,651	38,122,436	9,720,112
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September 30, 2021

	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR S&P Emerging Markets Dividend ETF	$ 4,036,741	$ 16,437,148	$ 2,509,137
SPDR S&P Emerging Markets Small Cap ETF	3,959,612	70,560,367	22,379,164
SPDR S&P International Dividend ETF	18,965,193	30,174,071	2,122,506
7.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
8.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
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September 30, 2021

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on NAV or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, in-kind transactions, foreign currency gains and losses, passive foreign investment companies, partnerships, corporate actions, forward contracts mark to market, futures contracts mark to market, return on capital basis adjustments, wash sale loss deferrals and distributions in excess of current earnings.
The tax character of distributions paid during the year ended September 30, 2021, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR EURO STOXX 50 ETF	$49,313,836	$—	$49,313,836
SPDR MSCI ACWI ex-US ETF	34,435,888	—	34,435,888
SPDR S&P Emerging Markets Dividend ETF	10,377,371	—	10,377,371
SPDR S&P Emerging Markets Small Cap ETF	14,016,542	—	14,016,542
SPDR S&P International Dividend ETF	22,689,552	—	22,689,552
The tax character of distributions paid during the period ended September 30, 2020, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR EURO STOXX 50 ETF	$ 35,822,371	$ —	$ 35,822,371
SPDR MSCI ACWI ex-US ETF	42,431,120	—	42,431,120
SPDR S&P Emerging Markets Dividend ETF	11,256,988	—	11,256,988
SPDR S&P Emerging Markets Small Cap ETF	14,015,993	—	14,015,993
SPDR S&P International Dividend ETF	32,105,329	—	32,105,329
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NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2021

At September 30, 2021, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
SPDR EURO STOXX 50 ETF	$ 16,111,056	$(648,755,724)	$—	$201,078,468	$(431,566,200)
SPDR MSCI ACWI ex-US ETF	21,362,914	(130,741,003)	—	212,487,372	103,109,283
SPDR S&P Emerging Markets Dividend ETF	1,938,203	(272,319,402)	—	3,009,022	(267,372,177)
SPDR S&P Emerging Markets Small Cap ETF	13,359,363	(87,803,523)	—	55,506,368	(18,937,792)
SPDR S&P International Dividend ETF	6,767,771	(468,511,951)	—	17,399,628	(444,344,552)
As of September 30, 2021, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR EURO STOXX 50 ETF	$ 57,227,029	$591,528,695
SPDR MSCI ACWI ex-US ETF	10,404,651	120,336,352
SPDR S&P Emerging Markets Dividend ETF	101,012,832	171,306,570
SPDR S&P Emerging Markets Small Cap ETF	—	87,803,523
SPDR S&P International Dividend ETF	196,704,884	271,807,067
As of September 30, 2021, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR EURO STOXX 50 ETF	$2,409,209,734	$415,419,703	$214,237,480	$201,182,223
SPDR MSCI ACWI ex-US ETF	1,565,140,925	407,514,560	193,859,179	213,655,381
SPDR S&P Emerging Markets Dividend ETF	292,129,032	20,546,297	17,532,933	3,013,364
SPDR S&P Emerging Markets Small Cap ETF	605,579,352	99,222,821	41,688,536	57,534,285
SPDR S&P International Dividend ETF	632,731,348	41,057,249	23,699,019	17,358,230
9.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a
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September 30, 2021

loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of September 30, 2021, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds’ Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of September 30, 2021:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received *	Total Collateral Received
SPDR EURO STOXX 50 ETF	$ 5,752,505	$ —	$ 6,085,156	$ 6,085,156
SPDR MSCI ACWI ex-US ETF	60,712,072	29,761,465	33,816,740	63,578,205
SPDR S&P Emerging Markets Dividend ETF	9,075,208	814,398	8,817,787	9,632,185
SPDR S&P Emerging Markets Small Cap ETF	36,977,809	12,917,963	27,020,265	39,938,228
SPDR S&P International Dividend ETF	24,609,099	19,281,843	6,818,408	26,100,251
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.

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September 30, 2021

		Remaining Contractual Maturity of the Agreements as of September 30, 2021
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR MSCI ACWI ex-US ETF	Common Stocks	$29,757,606	$—	$—	$—	$29,757,606	$29,757,606
SPDR MSCI ACWI ex-US ETF	Rights	3,859	—	—	—	3,859	3,859
SPDR S&P Emerging Markets Dividend ETF	Common Stocks	814,398	—	—	—	814,398	814,398
SPDR S&P Emerging Markets Small Cap ETF	Common Stocks	12,917,963	—	—	—	12,917,963	12,917,963
SPDR S&P International Dividend ETF	Common Stocks	19,281,843	—	—	—	19,281,843	19,281,843
10.    Line of Credit
Certain Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2022 unless extended or renewed.
The following Funds participate in the credit facility as of September 30, 2021:
SPDR MSCI ACWI ex-US ETF
SPDR S&P Emerging Markets Dividend ETF
SPDR S&P Emerging Markets Small Cap ETF
SPDR S&P International Dividend ETF
The Funds had no outstanding loans as of September 30, 2021.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate. Prior to October 8, 2020, interest was calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
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September 30, 2021

11.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds' invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
Each Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.
Market Risk
Each Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the
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NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2021

United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
12.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of SPDR EURO STOXX 50 ETF, SPDR MSCI ACWI ex-US ETF, SPDR S&P Emerging Markets Dividend ETF, SPDR S&P Emerging Markets Small Cap ETF and SPDR S&P International Dividend ETF and the Board of Trustees of SPDR Index Shares Funds
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of SPDR EURO STOXX 50 ETF, SPDR MSCI ACWI ex-US ETF, SPDR S&P Emerging Markets Dividend ETF, SPDR S&P Emerging Markets Small Cap ETF and SPDR S&P International Dividend ETF (collectively referred to as the “Funds”) (five of the funds constituting SPDR Index Shares Funds (the “Trust”)), including the schedules of investments, as of September 30, 2021, and the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (five of the funds constituting SPDR Index Shares Funds) at September 30, 2021, the results of their operations for the year then ended and the changes in their net assets and their financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.
The financial highlights for the periods ended prior to October 1, 2019, were audited by another independent registered public accounting firm whose report, dated November 26, 2019, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
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REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM  (continued)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2021, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
November 24, 2021
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OTHER INFORMATION
September 30, 2021 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from April 1, 2021 to September 30, 2021.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
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	SPDR EURO STOXX 50 ETF	SPDR MSCI ACWI ex-US ETF	SPDR S&P Emerging Markets Dividend ETF
Annualized Expense Ratio	0.29%	0.30%	0.49%
Actual:
Ending Account Value	$1,033.20	$1,020.70	$1,023.00
Expenses Paid During Period(a)	1.48	1.52	2.48
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,023.60	1,023.60	1,022.60
Expenses Paid During Period(a)	1.47	1.52	2.48
	SPDR S&P Emerging Markets Small Cap ETF	SPDR S&P International Dividend ETF
Annualized Expense Ratio	0.65%	0.45%
Actual:
Ending Account Value	$1,076.90	$1,024.00
Expenses Paid During Period(a)	3.38	2.28
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,021.80	1,022.80
Expenses Paid During Period(a)	3.29	2.28
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 183, then divided by 365.
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Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended September 30, 2021.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended September 30, 2021 are considered qualified dividend income and are eligible for reduced tax rates. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Foreign Tax Credit
The Funds have made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by each Fund to its shareholders. For the year ended September 30, 2021, the total amount of foreign taxes that will be passed through are:
Amount
SPDR EURO STOXX 50 ETF	$3,650,321
SPDR MSCI ACWI ex-US ETF	3,049,208
SPDR S&P Emerging Markets Dividend ETF	1,517,315
SPDR S&P Emerging Markets Small Cap ETF	4,581,943
SPDR S&P International Dividend ETF	1,801,722
The amount of foreign source income earned on the following Funds during the year ended September 30, 2021 was as follows:
Amount
SPDR EURO STOXX 50 ETF	$70,410,700
SPDR MSCI ACWI ex-US ETF	49,234,575
SPDR S&P Emerging Markets Dividend ETF	13,842,093
SPDR S&P Emerging Markets Small Cap ETF	17,176,088
SPDR S&P International Dividend ETF	28,116,308
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Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at https://www.ssga.com/spdrs.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC’s website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds' website at https://www.ssga.com/spdrs.
Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the Fund's website at https://www.ssga.com/spdrs and on the SEC's website at www.sec.gov. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
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September 30, 2021 (Unaudited)

Approval of Advisory Agreement
At a meeting held prior to September 30, 2021, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the series of the Trust (collectively, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreement, the Board requested, and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, (ii) investment performance of the SPDR ETFs, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the SPDR ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and the materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds and the experience and expertise of the Adviser in managing exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and ensuring each SPDR ETF’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board further considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products
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OTHER INFORMATION  (continued)
September 30, 2021 (Unaudited)

generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing equity exchange-traded funds with index-based investment objectives.
Investment Performance
The Board then reviewed the SPDR ETFs’ performance, noting that the distinctive indexed investment objective of each of the SPDR ETFs made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. Instead, the Board focused on the extent to which each SPDR ETF achieved its objective as a passively-managed index fund. The Board reviewed information regarding the SPDR ETFs’ index tracking.
Profits Realized by the Adviser
The Board considered the profitability of the advisory arrangement with the SPDR ETFs to the Adviser and its affiliates, including data on the SPDR ETFs’ historical profitability to these entities. The Board, including the Independent Trustees with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations.
Fees Charged to Comparable Funds
The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar equity indexes. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data. In certain instances as considered appropriate by the Board, the Board explored with management the reasons for the differences between a SPDR ETF’s fee and fees paid by similar funds.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the advisory fee rate for each SPDR ETF did not provide for breakpoints as assets of the SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several
176

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2021 (Unaudited)

factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the continuation of the Agreement for each SPDR ETF In approving the continuance of the Advisory Agreement, the Board, including the Independent Trustees voting separately, found that the terms of the Advisory Agreement is fair and reasonable and that the continuance of the Advisory Agreement is in the best interests of the applicable SPDR ETF and its shareholders. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each SPDR ETF had been satisfactory; (c) the Adviser’s unitary fee for each SPDR ETF, considered in relation to the services provided and in relation to the fees charged to comparable funds, was reasonable; (d) the profitability of the Trust’s relationships with the Adviser and its affiliates was not excessive in view of the nature, extent and quality of the services provided; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the SPDR ETFs by way of the relatively low fee structure of the Trust.
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OTHER INFORMATION  (continued)
September 30, 2021 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
DWIGHT D. CHURCHILL c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1953	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014 - January 2015).	118	Affiliated Managers Group, Inc. (Chairman, Director and Audit Committee Chair).
CARL G. VERBONCOEUR c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1952	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009.	118	The Motley Fool Funds Trust (Trustee).
CLARE S. RICHER c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired, Chief Financial Officer, Putnam Investments LLC (December 2008 – May 2017).	118	Principal Financial Group
(Director); Bain
Capital Specialty
Finance
(Director); Putnam
Acquisition Financing Inc. (Director);
Putnam Acquisition
Financing LLC
(Director); Putnam GP
Inc.
(Director);
Putnam Investor
Services, Inc.
(Director);
Putnam Investments
Limited
(Director);University of Notre Dame
					(Trustee).
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OTHER INFORMATION  (continued)
September 30, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
SANDRA G. SPONEM c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired, Chief Financial Officer, M.A. Mortenson Companies, Inc. (February 2007 – April 2017).	118	Rydex Series Funds,
Rydex Dynamic Funds,
Rydex Variable Trust,
Guggenheim Funds Trust.
Guggenheim Variable Funds Trust.
Guggenheim Strategy Funds Trust, Transparent Value Trust, Fiduciary/ Claymore Energy Infrastructure Fund, Guggenheim Taxable Municipal Managed Duration Trust, Guggenheim Strategic Opportunities Fund, Guggenheim Enhanced Equity Income Fund, Guggenheim Credit Allocation Fund, Guggenheim Energy & Income Fund (Trustee and Audit Committee Chair).
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OTHER INFORMATION  (continued)
September 30, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Interested Trustee
JAMES E. ROSS* c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since April 2010	Non-Executive Chairman, Fusion Acquisition Corp. (June 2020 - present); Retired Chairman and Director, SSGA Funds Management, Inc. (2005 - March 2020); Retired Executive Vice President, State Street Global Advisors (2012 - March 2020); Retired Chief Executive Officer and Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - March 2020); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 - 2012); Principal, State Street Global Advisors (2000 - 2005).	129	SSGA SPDR ETFs Europe
I plc (Director) (November
2016 - March 2020);
SSGA SPDR ETFs Europe
II plc (Director)
(November 2016 - March 2020);
State Street Navigator Securities
Lending Trust (July 2016 -
March 2020); SSGA Funds
(January 2014 - March 2020);
State Street Institutional Investment Trust
(February 2007 - March 2020);
State Street Master Funds (February
2007 - March 2020); Elfun
Funds (July 2016 - December 2018).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
* Mr. Ross is an Interested Trustee because of his former position with the Adviser and ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.

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OTHER INFORMATION  (continued)
September 30, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	President	Term: Unlimited Served: since October 2012	Chairman, SSGA Funds Management, Inc. (March 2020 - present)*; President and Director, SSGA Funds Management, Inc. (2001 - present)*, Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012 (with respect toVice President); Unlimited Served: since February 2016 (with respect to Deputy Treasurer)	Chief Operating Officer, SSGA Funds Management, Inc. (2005 - Present)*; Managing Director, State Street Global Advisors (April 2005 - present).*
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Unlimited Served: since February 2005	Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: since August 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 - July 2016).
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OTHER INFORMATION  (continued)
September 30, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1971	Assistant Treasurer	Term: Unlimited Served: since November 2020	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1973	Chief Compliance Officer; Anti- Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present)*.
SEAN O’MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Chief Legal Officer	Term: Unlimited Served: since August 2019	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 - present).
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1974	Assistant Secretary	Term: Unlimited Served: since November 2020	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President at Eaton Vance Corp (October 2010 - October 2019).
TIMOTHY COLLINS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	Assistant Secretary	Term: Unlimited Served: since August 2021	Vice President and Senior Counsel, State Street Global Advisors (August 2021 - present); Vice President and Managing Counsel, State Street Corporation (March 2020 - August 2021); Vice President and Senior Counsel (April 2018 - March 2020); Counsel, Sutton Place Investments (January 2010 - March 2018).
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1985	Secretary	Term: Unlimited Served: since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Trust's Statement of Additional Information (SAI) includes additional information about the Funds' directors and is available, without charge, upon request and by calling 1-866-787-2257.
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SPDR® Index Shares Funds
SPDR Index Shares Funds
Trustees
Dwight D. Churchill
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

SPDR® Index Shares Funds
For more complete information, please call 1.866.787.2257 or visit https://www.ssga.com/spdrs today.
The Funds are not sponsored, endorsed, sold, or promoted by Stoxx, S&P Dow Jones Indices LLC or MSCI Inc. Neither do these companies make any representation regarding the advisability of investing in the Funds. Shares of the Funds are not insured by the FDIC or by another governmental agency; they are not obligations of the FDIC nor are they deposits or obligations of or guaranteed by State Street Bank and Trust Company. Fund shares are subject to investment risks, including possible loss of the principal invested.
Standard & Poor’s®, S&P® and SPDR® are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund's investment objective, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1-866-787-2257 or visit https://www.ssga.com/spdrs. Read it carefully.
Not FDIC Insured • No Bank Guarantee • May Lose Value

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.
State Street Global Advisors
© 2021 State Street Corporation - All Rights Reserved
SPDRISIAR

Annual Report
September 30, 2021
SPDR® Index Shares Funds
SPDR Dow Jones Global Real Estate ETF
SPDR Dow Jones International Real Estate ETF
SPDR S&P China ETF
SPDR S&P Global Natural Resources ETF
SPDR S&P International Small Cap ETF
SPDR S&P North American Natural Resources ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

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Notes to Performance Summaries (Unaudited)
The performance chart of a Fund’s total return at net asset value (“NAV”), the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. A Fund’s per share NAV is the value of one share of a Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in a Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.
An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.
The Dow Jones Global Select Real Estate Securities Index is a float-adjusted market capitalization index designed to measure the performance of publicly traded global real estate securities. The Index is a measure of the types of global real estate securities that represent the ownership and operation of commercial or residential real estate.
The Dow Jones Global ex-U.S. Select Real Estate Securities Index is a float-adjusted market capitalization index designed to measure the performance of publicly traded real estate securities in countries excluding the United States.
The S&P China BMI Index is a market capitalization weighted index designed to define and measure the investable universe of publicly traded companies domiciled in China available to foreign investors. The Index is “float adjusted”, meaning that only those shares publicly available to investors are included in the Index calculation.
The S&P Global Natural Resources Index is comprised of 90 of the largest publicly traded companies, based on market capitalization, in global natural resources and commodities U.S. and foreign businesses that meet certain investibility requirements. The Index component securities represent a combination of the component securities included in each of the following three sub-indices: the S&P Global Natural Resources - Agriculture Index, the S& P Global Natural Resources - Energy Index and the S&P Global Natural Resources - Metals and Mining Index. The maximum weight of each sub-index is capped at one-third of the total weight of the Index.
The S&P Developed Ex-U.S. Under USD2 Billion Index is a market capitalization weighted index designed to define and measure the investable universe of publicly traded small-cap companies domiciled in developed countries outside the United States. The Index is a rules-based index that measures global stock market performance.
The S&P BMI North American Natural Resources Index (the "Index") comprises publicly traded large- and mid-capitalization U.S. and Canadian companies in the natural resources and commodities businesses that meet certain investability requirements and are classified within the sub-industries of one of three natural resources categories: energy, materials or agriculture.
See accompanying notes to financial statements.
1

SPDR DOW JONES GLOBAL REAL ESTATE ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR Dow Jones Global Real Estate ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the global real estate market. The Fund’s benchmark is the Dow Jones Global Select Real Estate Securities Index (the “Index”).
For the 12-month period ended September 30, 2021 (the “Reporting Period”), the total return for the Fund was 33.36%, and the Index was 33.04%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Dividend tax withholdings contributed to the difference between the Fund’s performance and that of the Index
The global Real Estate sector enjoyed a fruitful fiscal year as reflected by the 33.04% gain produced by the Dow Jones Global Select Real Estate Securities Index. Real estate was one of the most hurt sectors during the prior year as the COVID-19 pandemic began to emerge. Thanks in large part to the development and distribution of vaccines, the sector was able to not only recoup their losses, but thrive in this new economic environment. The underlying story was the resiliency and adaptation of new revenue generators throughout many property sectors. Retail REITs, for example, couldn’t reach many consumers last fiscal year as government lockdowns and general consumer fear eliminated most foot traffic. Retailers introduced strategies such as contactless delivery and curbside pickup stations that customers found advantageous. Many of these new policies remain as the world re-opens, becoming part of the new way we conduct business. Office REITs were also negatively affected by the virus and continue to climb back as many companies have begun heading back to work. Some property sectors such as Data Centers and Self-Storage actually thrived during the pandemic. Data Centers were in high demand as virtual conferencing became part of the culture both professionally and personally. Renters were forced to remain in their various abodes and the low overhead and recurring fees left Self-Storage companies unscathed from the chaos going on around the rest of the sector
The Fund used Index Futures in order to equitize dividend receivables during the Reporting Period. The Fund’s use of futures helped the Fund track the Index.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Prologis, Inc., Welltower, Inc., and Simon Property Group, Inc.. The top negative contributors to the Fund’s performance during the Reporting Period were Mapletree Industrial Trust, Keppel DC REIT, and Americold Realty Trust.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
2

SPDR Dow Jones Global Real Estate ETF
Performance Summary (Unaudited)
Performance as of September 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Dow Jones Global Select Real Estate Securities Index	Net Asset Value	Market Value	Dow Jones Global Select Real Estate Securities Index
ONE YEAR	33.36%	33.42%	33.04%	33.36%	33.42%	33.04%
FIVE YEARS	22.85%	22.59%	21.00%	4.20%	4.16%	3.89%
TEN YEARS	121.99%	123.35%	117.24%	8.30%	8.37%	8.07%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Dow Jones Global Real Estate ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.50%. Please see the financial highlights for the total expense ratio for the fiscal period ended September 30, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
3

SPDR Dow Jones Global Real Estate ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2021

Description	% of Net Assets
Prologis, Inc. REIT	6.1%
Public Storage REIT	3.0
Simon Property Group, Inc. REIT	2.8
Digital Realty Trust, Inc. REIT	2.7
Welltower, Inc. REIT	2.3
AvalonBay Communities, Inc. REIT	2.0
Equity Residential REIT	1.8
Alexandria Real Estate Equities, Inc. REIT	1.7
Goodman Group REIT	1.7
Realty Income Corp. REIT	1.6
TOTAL	25.7%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of September 30, 2021

% of Net Assets
Equity Real Estate Investment Trusts (REITs)	89.6%
Real Estate Management & Development	10.0
Diversified Financial Services	0.0*
Short-Term Investments	0.2
Other Assets in Excess of Liabilities	0.2
TOTAL	100.0%

*	Amount shown represents less than 0.05% of net assets.
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR Dow Jones International Real Estate ETF (the “Fund”) seeks to provide investment results, before fees and expenses, correspond generally to the total return performance of an index based upon the international real estate market. The Fund’s benchmark is the Dow Jones Global ex-U.S. Select Real Estate Securities Index (the “Index”).
For the 12-month period ended September 30, 2021 (the “Reporting Period”), the total return for the Fund was 23.46%, and the Index was 23.76%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and cash drag contributed to the difference between the Fund’s performance and that of the Index.
The global Real Estate sector enjoyed a fruitful fiscal year as reflected by the 23.76% gain produced by the Dow Jones Global ex-US Select Real Estate Securities Index. Real estate was one of the most hurt sectors during the prior year as the COVID-19 pandemic began to emerge. Thanks in large part to the development and distribution of vaccines, the sector was able to not only recoup their losses, but thrive in this new economic environment. The underlying story was the resiliency and adaptation of new revenue generators throughout many property sectors. Retail REITs, for example, couldn’t reach many consumers last fiscal year as government lockdowns and general consumer fear eliminated most foot traffic. Retailers introduced strategies such as contactless delivery and curbside pickup stations that customers found advantageous. Many of these new policies remain as the world re-opens, becoming part of the new way we conduct business. Office REITs were also negatively affected by the virus and continue to climb back as many companies have begun heading back to work. Some property sectors such as Data Centers and Self-Storage actually thrived during the pandemic. Data Centers were in high demand as virtual conferencing became part of the culture both professionally and personally. Renters were forced to remain in their various abodes and the low overhead and recurring fees left Self-Storage companies unscathed from the chaos going on around the rest of the sector.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Goodman Group, Mitsui Fudosan Co., Ltd., and Unibail-Rodamco-Westfield (Secs Cons of 1 Sh Unibail Rodamco + 1 Sh WFD Unib Rod). The top negative contributors to the Fund’s performance during the Reporting Period were Mapletree Industrial Trust, Ascendas Real Estate Investment Trust, and Keppel DC REIT.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
5

SPDR Dow Jones International Real Estate ETF
Performance Summary (Unaudited)
Performance as of September 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Dow Jones Global ex-U.S. Select Real Estate Securities Index	Net Asset Value	Market Value	Dow Jones Global ex-U.S. Select Real Estate Securities Index
ONE YEAR	23.46%	22.61%	23.76%	23.46%	22.61%	23.76%
FIVE YEARS	13.66%	12.80%	15.24%	2.59%	2.44%	2.88%
TEN YEARS	78.34%	80.91%	84.98%	5.96%	6.11%	6.34%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Dow Jones International Real Estate ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.59%. Please see the financial highlights for the total expense ratio for the fiscal period ended September 30, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
6

SPDR Dow Jones International Real Estate ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2021

Description	% of Net Assets
Goodman Group REIT	4.7%
Mitsui Fudosan Co., Ltd.	4.1
Deutsche Wohnen SE	3.9
Segro PLC REIT	3.5
Link REIT REIT	3.2
Scentre Group REIT	2.0
Nippon Building Fund, Inc. REIT	1.9
LEG Immobilien SE	1.8
Nippon Prologis REIT, Inc. REIT	1.5
Unibail-Rodamco-Westfield REIT	1.5
TOTAL	28.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of September 30, 2021

% of Net Assets
Equity Real Estate Investment Trusts (REITs)	72.4%
Real Estate Management & Development	27.1
Diversified Financial Services	0.0*
Short-Term Investments	2.9
Liabilities in Excess of Other Assets	(2.4)
TOTAL	100.0%

*	Amount shown represents less than 0.05% of net assets.
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
7

SPDR S&P China ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P China ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the Chinese equity market. The Fund’s benchmark is the S&P China BMI Index (the “Index”).
For the 12-month period ended September 30, 2021 (the “Reporting Period”), the total return for the Fund was –5.04%, and the Index was –4.78%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in return of the Fund and Index was largely due to sampling.
During the fourth quarter of 2020 China and other Asian countries continued to contain the virus well near the zero-infection rate. In this quarter, China continued its sustained economic recovery, led by growth in exports and manufacturing. The fourth quarter of 2020 was the best performing quarter for S&P China Index with a 11.65% return. New cases were registered in the northern provinces of China during the first quarter of 2021, which lead to tighter restrictions being extended up to the lunar year season. Chinese equities had a sell-off during the first quarter of 2021 over policy tightening. Despite a strong start to the quarter, the region had a difficult time due to concerns around rising COVID-19 cases in some parts of the region. The S&P China Index suffered its first negative quarter of the fiscal year with –0.41% return in the first quarter of 2021.
Although the Chinese economy was less buffeted by the pandemic in the second quarter of 2021, it was weighed down by concerns over monetary policy normalization and tougher regulations on the technology sector. China renewed its pledge to make its economy carbon neutral by 2060, which helped to boost investor sentiments. The S&P China Index recovered its losses from the previous quarter with a return of 2.86%. The Chinese equity markets struggled during the third quarter of 2021 and registered its worst quarter of the fiscal year with the S&P China Index down 16.75%. The flow of negative news from China such as regulatory efforts seemed relentless and weighed heavy on the overall regional performance. Investors also had to contend with fears around the potential default of a large Chinese property developer and the potential spillover effects.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were China Merchants Bank Co., Ltd. Class H, Wuxi Biologics (Cayman) Inc., and Li Ning Company Limited. The top negative contributors to the Fund’s performance during the Reporting Period were Tencent Holdings Ltd., Kuaishou Technology Class B, and Alibaba Group Holding Ltd..
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
8

SPDR S&P China ETF
Performance Summary (Unaudited)
Performance as of September 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P China BMI Index	Net Asset Value	Market Value	S&P China BMI Index
ONE YEAR	(5.04)%	(6.33)%	(4.78)%	(5.04)%	(6.33)%	(4.78)%
FIVE YEARS	52.77%	50.02%	52.99%	8.84%	8.45%	8.88%
TEN YEARS	132.94%	139.51%	139.00%	8.82%	9.13%	9.10%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P China ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.59%. Please see the financial highlights for the total expense ratio for the fiscal period ended September 30, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
9

SPDR S&P China ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2021

Description	% of Net Assets
Tencent Holdings, Ltd.	11.1%
Alibaba Group Holding, Ltd. ADR	8.5
Meituan Class B	4.0
China Construction Bank Corp. Class H	2.3
JD.com, Inc. ADR	2.0
Wuxi Biologics Cayman, Inc.	1.7
NIO, Inc. ADR	1.5
Xiaomi Corp. Class B	1.4
Baidu, Inc. ADR	1.3
Ping An Insurance Group Co. of China, Ltd. Class H	1.3
TOTAL	35.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of September 30, 2021

% of Net Assets
Consumer Discretionary	27.4%
Communication Services	16.0
Financials	13.7
Health Care	8.6
Information Technology	7.8
Industrials	7.0
Consumer Staples	5.8
Materials	4.7
Real Estate	4.4
Utilities	2.3
Energy	2.0
Short-Term Investment	2.4
Liabilities in Excess of Other Assets	(2.1)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
10

SPDR S&P Global Natural Resources ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P Global Natural Resources ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks publicly-traded companies in natural resources and/or commodities businesses. The Fund’s benchmark is the S&P Global Natural Resources Index (the “Index”).
For the 12-month period ended September 30, 2021 (the “Reporting Period”), the total return for the Fund was 41.09%, and the Index was 41.30%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cumulative security misweights between the Fund and the Index contributed to the difference between the Fund’s performance and that of the Index
Easy monetary policy, increased vaccine distribution and fiscal stimulus were the primary drivers of Fund performance during the Reporting Period. The Fund had positive performance for the overall Reporting Period. Performance in the first quarter of the Reporting Period was strong on the back of an OPEC+ agreement on increasing production in 2021, successful trials and the rollout of a COVID-19 vaccine, and the gradual reopening of global economies. Performance was positive in the second and third quarters of the Reporting Period due to increased energy demand from optimism on economic recovery and reopening, strong energy prices, increasing global fertilizer demand, accommodative central banks and despite increased inflation. The Fund had negative performance in the last quarter of the Reporting Period as a result of concerns about inflation and supply disruptions due to Hurricane Ida.
The Fund used index futures contracts in order to equitize cash and receivables during the Reporting Period. The Fund’s use of index futures contracts helped the Fund track the Index.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Royal Dutch Shell PLC Class A, Exxon Mobil Corporation, and Nutrien Ltd.. The top negative contributors to the Fund’s performance during the Reporting Period were Barrick Gold Corporation, Agnico Eagle Mines Limited, and Wheaton Precious Metals Corp.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
11

SPDR S&P Global Natural Resources ETF
Performance Summary (Unaudited)
Performance as of September 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Global Natural Resources Index	Net Asset Value	Market Value	S&P Global Natural Resources Index
ONE YEAR	41.09%	40.77%	41.30%	41.09%	40.77%	41.30%
FIVE YEARS	52.59%	51.80%	52.61%	8.82%	8.71%	8.82%
TEN YEARS	47.89%	48.67%	47.98%	3.99%	4.05%	3.99%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S&P Global Natural Resources ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.40%. Please see the financial highlights for the total expense ratio for the fiscal period ended September 30, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
12

SPDR S&P Global Natural Resources ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2021

Description	% of Net Assets
Exxon Mobil Corp.	4.4%
TotalEnergies SE	4.0
BHP Group, Ltd.	3.7
Chevron Corp.	3.5
Nutrien, Ltd.	3.3
BP PLC	3.1
Royal Dutch Shell PLC Class A	3.1
Glencore PLC	2.4
UPM-Kymmene Oyj	2.2
Anglo American PLC	2.2
TOTAL	31.9%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
13

SPDR S&P International Small Cap ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P International Small Cap ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the developed world (ex-US) small cap equity markets. The Fund’s benchmark is the S&P Developed Ex-U.S. Under USD2 Billion Index (the “Index”).
For the 12-month period ended September 30, 2021 (the “Reporting Period”), the total return for the Fund was 29.91%, and the Index was 30.96%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag and cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
The S&P International Small Cap Index gained 18.30% in the last quarter of 2020 delivering the best performing quarter of the fiscal year. Risk assets rallied in the fourth quarter on positive news flow on vaccines and US election results. In Europe, while roadblocks were cleared for a fiscal support deal, paving the way for a roll out in early 2021, support from a landmark recovery fund was expected by mid-2021. Also, the United Kingdom (UK) managed to clinch a last-minute trade deal to avoid a hard Brexit and associated uncertainty. In Japan, Prime Minister Yoshihide Suga’s cabinet approved a record US$1 trillion budget for the next fiscal year. On the economic front, manufacturing continued to show sustained resilience globally, whereas services lagged given social distancing requirements.
The Index picked up 5.07% in the first quarter of 2021 as risk assets continued to rally with cyclical and value assets outperforming growth sectors that saw outsized returns in 2020. The quarter started off by overcoming concerns regarding potential virus-driven restrictions as a successful roll out of vaccinations and the promise of a fiscal and monetary stimuli lifted investor sentiments. However, the subsequent slow pace of vaccine distribution and concerns around a longer-than-anticipated timeline for economic recovery led to global markets stumbling for a short period. The sell-offs were short lived as stocks regained some upside momentum on news of strong manufacturing data, firmer oil prices and hopes for additional fiscal stimuli. With majority of adults receiving at least one dose of the vaccine and the number of people being hospitalized with COVID-19 being much lower than at the start of the year, the continued rally was a signal of investors looking ahead to a sustainable reopening of economies. Although manufacturing continued to expand strongly across regions, services growth improved only in the United States (US) and the United Kingdom (UK) and lagged in rest of Europe. Emergence of new variants of Coronavirus and a pick-up in inflation caused by cost pressures across supply chains remained key risks to growth momentum. In Europe, a German constitutional court’s adverse order cast new doubts on the timely implementation of the European recovery fund. In the UK, Finance Minister Rishi Sunak pledged an additional £65 billion stimulus in the budget plan. In Japan, parliament cleared a record US$1 trillion budget for the next fiscal year, raising hopes of further stimulus spending.
The Index added 5.47% in the second quarter of 2021 as the global growth recovery broadened, aided by accelerated vaccine rollout in the United States (US) and Europe and the momentum shifting away from China. Incoming data in the second half of the quarter pointed to continued robust global recovery cycle despite persistent headwinds, including supply chain disruptions, new variants of coronavirus and potential
See accompanying notes to financial statements.
14

SPDR S&P International Small Cap ETF
Management's Discussion of Fund Performance (Unaudited)  (continued)
Central bank tightening on inflationary concerns. Risk assets continued to rally in the second quarter aided by the strong economic recovery across key developed markets (DM). In Europe, the European Commission started to publish its assessment of recovery plans for member states. Many countries, including Portugal, Spain and Greece, received the green light for the European Union (EU) recovery funding. The European Central Bank (ECB) chose not to talk about tapering, expected inflation to remain below target in the foreseeable future and committed to purchase €1.85 trillion worth of bonds until March 2022 as part of its pandemic emergency purchase program. In Japan, the Bank of Japan kept monetary policy steady and reiterated its view of inflationary pressures being subdued. It also unveiled a plan to boost funding for climate change to be rolled out by the end of 2021. Economic data was strong over the quarter as mobility restrictions were lifted by most countries and economic activity picked up during the period. Vaccine rollouts in the US, UK and Europe continued to proceed at speed. However, a rebound in economic activity led to concerns around a spike in inflation in certain quarters.
Notably, the Index picked up 2.43% in August but gave up 2.44% in September to finish down 0.11% for the third quarter of 2021. While global growth recovery regained momentum in the first half of the quarter, multiple headwinds in the second half are fueling concerns regarding the outlook. Reopening of the economy, driven by increased vaccination rate, healthy manufacturing, and labor activity, continued to provide support to recovery in the third quarter. However, increasing supply chain disruptions, rising political and regulatory risks in the US and China along with global energy crunch pose key risks to recovery momentum. In Europe, as economies re-open, a debate is underway within the bloc on whether to bring back spending restrictions suspended during the COVID crisis. Fiscally conservative northern countries like Germany and Netherlands are pushing for tighter debt and spending restrictions whereas southern countries like France and Italy are demanding more spending flexibility. In the UK, Chancellor Sunak is planning to bring new rules in the next budget to rein in the government borrowing loosened to support the economy during the pandemic. Globally the vaccine rollout made decent progress and many developed economies had eased restrictions. Global reopening continued during the quarter, with a number of developed markets further lifting restrictions. Economic data remained strong; however, much of the developed markets appeared to be at or just past the peak rate of growth. There, were also concerns regarding a peak in the rate of economic growth, supply disruptions and rising inflation.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were BayCurrent Consulting, Inc., HMM CO.,LTD, and Kawasaki Kisen Kaisha, Ltd.. The top negative contributors to the Fund’s performance during the Reporting Period were Regis Resources Limited, Taiko Pharmaceutical Co., Ltd., and Solutions 30 SE.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
15

SPDR S&P International Small Cap ETF
Performance Summary (Unaudited)
Performance as of September 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Developed Ex-U.S. Under USD2 Billion Index	Net Asset Value	Market Value	S&P Developed Ex-U.S. Under USD2 Billion Index
ONE YEAR	29.91%	29.12%	30.96%	29.91%	29.12%	30.96%
FIVE YEARS	48.80%	47.33%	50.81%	8.27%	8.06%	8.56%
TEN YEARS	128.87%	133.86%	129.32%	8.63%	8.87%	8.65%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S&P International Small Cap ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.40%. Please see the financial highlights for the total expense ratio for the fiscal period ended September 30, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
16

SPDR S&P International Small Cap ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2021

Description	% of Net Assets
NTT UD REIT Investment Corp. REIT	0.2%
Shochiku Co., Ltd.	0.2
NIPPON REIT Investment Corp. REIT	0.2
Toagosei Co., Ltd.	0.2
DTS Corp.	0.2
Nakanishi, Inc.	0.2
New Wave Group AB Class B	0.2
National Storage REIT REIT	0.2
Nikkon Holdings Co., Ltd.	0.2
Leopalace21 Corp.	0.1
TOTAL	1.9%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
17

SPDR S&P North American Natural Resources ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P North American Natural Resources ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks publicly-traded North American companies in natural resources and/or commodities businesses. The Fund’s benchmark is the S&P BMI North American Natural Resources Index (the “Index”).
For the 12-month period ended September 30, 2021 (the “Reporting Period”), the total return for the Fund was 43.64%, and the Index was 43.30%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Positive impact from the treatment of tax withholdings was the primary contributor to the difference between the Fund’s performance and that of the Index.
Easy monetary policy, increased vaccine distribution and fiscal stimulus were the primary drivers of Fund performance during the Reporting Period. The Fund had positive performance for the overall Reporting Period. Performance in the first quarter of the Reporting Period was strong on the back of an OPEC+ agreement on increasing production in 2021, successful trials and the rollout of a COVID-19 vaccine, and the gradual reopening of global economies. Performance was positive in the second and third quarters of the Reporting Period due to increased energy demand from optimism on economic recovery and reopening, strong energy prices, increasing global fertilizer demand, accommodative central banks and despite increased inflation. The Fund had negative performance in the last quarter of the Reporting Period as a result of concerns about inflation and supply disruptions due to Hurricane Ida. Gold stocks, often used as a barometer for the precious metal itself, did not provide a safe haven over the reporting period. All gold stocks in the index were down dramatically as investors looked elsewhere beyond defensive positions.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Exxon Mobil Corporation, Chevron Corporation, and Freeport-McMoRan, Inc.. The top negative contributors to the Fund’s performance during the Reporting Period were Barrick Gold Corporation, Agnico Eagle Mines Limited, and Wheaton Precious Metals Corp.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
18

SPDR S&P North American Natural Resources ETF
Performance Summary (Unaudited)
Performance as of September 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P BMI North American Natural Resources Index	Net Asset Value	Market Value	S&P BMI North American Natural Resources Index
ONE YEAR	43.64%	43.47%	43.30%	43.64%	43.47%	43.30%
FIVE YEARS	34.19%	33.96%	33.01%	6.06%	6.02%	5.87%
SINCE INCEPTION(1)	84.13%	84.04%	82.63%	11.10%	11.09%	10.96%
(1)	For the period ended December 15, 2015 to September 30, 2021. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/15/15, 12/16/15, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S&P North American Natural Resources ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended September 30, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
19

SPDR S&P North American Natural Resources ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2021

Description	% of Net Assets
Chevron Corp.	7.9%
Exxon Mobil Corp.	7.6
Nutrien, Ltd.	6.4
Archer-Daniels-Midland Co.	6.3
Canadian Natural Resources, Ltd.	5.0
Corteva, Inc.	4.9
ConocoPhillips	4.9
Freeport-McMoRan, Inc.	4.5
Barrick Gold Corp.	4.3
EOG Resources, Inc.	4.3
TOTAL	56.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
20

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
September 30, 2021

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AUSTRALIA — 4.5%
BWP Trust REIT	528,108	$ 1,525,916
Charter Hall Long Wale REIT	591,469	2,110,604
Charter Hall Retail REIT	565,996	1,635,389
Dexus REIT	1,141,648	8,906,433
Goodman Group REIT	1,786,724	27,981,086
GPT Group REIT	2,032,437	7,443,426
National Storage REIT	1,170,171	1,961,034
Scentre Group REIT	5,511,603	11,904,110
Shopping Centres Australasia Property Group REIT	1,184,411	2,310,011
Vicinity Centres REIT	4,102,768	4,949,271
Waypoint REIT	834,867	1,658,433
		72,385,713
AUSTRIA — 0.1%
CA Immobilien Anlagen AG	50,006	2,115,338
BELGIUM — 0.9%
Aedifica SA REIT	38,167	4,768,387
Cofinimmo SA REIT	29,599	4,493,793
Warehouses De Pauw CVA REIT	146,726	5,951,683
		15,213,863
BRAZIL — 0.2%
BR Malls Participacoes SA (a)	863,421	1,280,339
BR Properties SA	235,800	343,602
Iguatemi Empresa de Shopping Centers SA	94,900	549,312
Multiplan Empreendimentos Imobiliarios SA	307,100	1,072,531
		3,245,784
CANADA — 1.4%
Allied Properties Real Estate Investment Trust	65,847	2,090,513
Artis Real Estate Investment Trust	72,873	654,036
Boardwalk Real Estate Investment Trust	24,955	931,540
Canadian Apartment Properties REIT	90,066	4,202,393
Cominar Real Estate Investment Trust	97,999	772,791
Dream Industrial Real Estate Investment Trust	108,232	1,384,030
Dream Office Real Estate Investment Trust	26,366	478,682
First Capital Real Estate Investment Trust	117,184	1,618,755
Granite Real Estate Investment Trust	34,258	2,435,932
H&R Real Estate Investment Trust	148,249	1,829,050
InterRent Real Estate Investment Trust	72,984	963,826
RioCan Real Estate Investment Trust	165,901	2,833,877
See accompanying notes to financial statements.
21

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
SmartCentres Real Estate Investment Trust	77,590	$ 1,816,568
		22,011,993
FINLAND — 0.2%
Kojamo Oyj	159,575	3,312,265
FRANCE — 1.6%
Covivio REIT	50,098	4,228,008
Gecina SA REIT	58,196	7,860,861
Klepierre SA REIT (a)	212,697	4,792,061
Unibail-Rodamco-Westfield REIT (a)	123,582	9,111,997
		25,992,927
GERMANY — 3.0%
alstria office REIT-AG	192,066	3,496,966
Aroundtown SA	1,027,414	7,108,607
Deutsche EuroShop AG	54,814	1,119,976
Deutsche Wohnen SE	382,673	23,469,960
Grand City Properties SA	110,941	2,769,507
LEG Immobilien SE	77,518	10,978,385
		48,943,401
HONG KONG — 2.3%
Hang Lung Properties, Ltd.	1,982,018	4,521,801
Hysan Development Co., Ltd.	637,731	2,076,713
Link REIT	2,222,548	19,057,386
Swire Properties, Ltd.	1,113,400	2,791,849
Wharf Real Estate Investment Co., Ltd.	1,643,000	8,505,572
		36,953,321
JAPAN — 11.0%
Activia Properties, Inc. REIT	790	3,235,761
Advance Residence Investment Corp. REIT	1,479	4,798,548
Aeon Mall Co., Ltd.	100,600	1,555,322
AEON REIT Investment Corp.	1,841	2,471,717
Comforia Residential REIT, Inc.	689	2,121,188
Daiwa House REIT Investment Corp.	2,231	6,528,537
Daiwa Office Investment Corp. REIT	309	2,082,617
Daiwa Securities Living Investments Corp. REIT	2,265	2,269,568
Frontier Real Estate Investment Corp. REIT	537	2,353,511
Fukuoka REIT Corp.	789	1,184,472
Global One Real Estate Investment Corp. REIT	1,000	1,039,659
GLP J-REIT	4,765	7,823,867
Hoshino Resorts REIT, Inc.	246	1,624,934
See accompanying notes to financial statements.
22

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Hulic Co., Ltd.	530,400	$ 5,932,684
Hulic Reit, Inc.	1,293	2,033,802
Ichigo Office REIT Investment Corp.	1,622	1,309,811
Industrial & Infrastructure Fund Investment Corp. REIT	2,212	4,018,574
Invesco Office J-REIT, Inc.	9,505	1,933,798
Invincible Investment Corp. REIT	6,453	2,538,980
Japan Excellent, Inc. REIT	1,390	1,699,270
Japan Hotel REIT Investment Corp.	4,720	2,838,557
Japan Logistics Fund, Inc. REIT	965	2,862,783
Japan Metropolitan Fund Invest REIT	7,487	7,200,135
Japan Prime Realty Investment Corp. REIT	1,013	3,677,033
Japan Real Estate Investment Corp. REIT	1,482	8,872,740
Kenedix Office Investment Corp. REIT	451	3,100,309
Kenedix Residential Next Investment Corp. REIT	1,063	2,069,313
Kenedix Retail REIT Corp.	618	1,600,181
LaSalle Logiport REIT	1,916	3,219,807
Leopalace21 Corp. (a)(b)	164,200	364,971
Mirai Corp. REIT	1,802	870,516
Mitsubishi Estate Logistics REIT Investment Corp.	411	1,803,132
Mitsui Fudosan Co., Ltd.	1,026,000	24,529,285
Mitsui Fudosan Logistics Park, Inc. REIT	540	2,855,478
Mori Hills REIT Investment Corp.	1,723	2,331,822
Mori Trust Sogo REIT, Inc.	1,002	1,330,013
Nippon Accommodations Fund, Inc. REIT	531	2,974,457
Nippon Building Fund, Inc. REIT	1,755	11,403,764
Nippon Prologis REIT, Inc.	2,753	9,191,060
NIPPON REIT Investment Corp.	473	1,835,617
Nomura Real Estate Master Fund, Inc. REIT	5,051	7,270,362
NTT UD REIT Investment Corp.	1,428	1,963,300
Orix JREIT, Inc.	2,957	5,141,456
Sekisui House REIT, Inc.	4,549	3,767,220
Tokyu REIT, Inc.	987	1,636,523
United Urban Investment Corp. REIT	3,355	4,534,475
		177,800,929
MALTA — 0.0% (c)
BGP Holdings PLC (d)	1,313,937	—
MEXICO — 0.2%
Fibra Uno Administracion SA de CV REIT	3,170,001	3,610,603
NETHERLANDS — 0.1%
Eurocommercial Properties NV (b)	39,962	854,215
See accompanying notes to financial statements.
23

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Wereldhave NV REIT (b)	44,110	$ 626,747
		1,480,962
NORWAY — 0.3%
Entra ASA (e)	192,927	4,143,977
ROMANIA — 0.2%
NEPI Rockcastle PLC	502,777	3,493,540
SAUDI ARABIA — 0.1%
Arabian Centres Co., Ltd.	127,178	840,235
SINGAPORE — 3.0%
Ascendas Real Estate Investment Trust	3,539,791	7,822,166
CapitaLand China Trust REIT	1,032,000	942,605
CapitaLand Integrated Commercial Trust REIT (b)	5,270,907	7,881,512
Capitaland Investment, Ltd. (a)	2,676,017	6,701,869
Frasers Centrepoint Trust REIT (b)	1,128,493	1,886,917
Frasers Logistics & Commercial Trust REIT	3,024,100	3,385,851
Keppel DC REIT	1,328,800	2,427,390
Keppel REIT (b)	2,133,312	1,665,668
Mapletree Commercial Trust REIT	2,357,431	3,594,492
Mapletree Industrial Trust REIT	2,056,505	4,211,170
Mapletree Logistics Trust REIT	3,050,163	4,583,333
Mapletree North Asia Commercial Trust REIT	2,275,800	1,617,669
Suntec Real Estate Investment Trust	2,305,795	2,411,777
		49,132,419
SOUTH AFRICA — 0.4%
Growthpoint Properties, Ltd. REIT	3,635,997	3,455,949
Hyprop Investments, Ltd. REIT	326,857	698,468
Redefine Properties, Ltd. REIT (a)	5,967,561	1,812,679
		5,967,096
SPAIN — 0.4%
Inmobiliaria Colonial Socimi SA REIT	273,064	2,651,998
Merlin Properties Socimi SA REIT	353,310	3,632,805
		6,284,803
SWEDEN — 1.4%
Castellum AB	241,168	5,913,041
Fabege AB	287,541	4,354,914
Hufvudstaden AB Class A	126,761	1,899,557
Kungsleden AB	174,170	2,299,425
Samhallsbyggnadsbolaget i Norden AB	1,092,470	6,053,911
See accompanying notes to financial statements.
24

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Wihlborgs Fastigheter AB	143,782	$ 2,866,256
		23,387,104
SWITZERLAND — 0.9%
PSP Swiss Property AG	48,643	5,871,471
Swiss Prime Site AG	80,620	7,899,092
		13,770,563
THAILAND — 0.1%
Central Pattana PCL NVDR	1,422,200	2,227,770
UNITED KINGDOM — 4.5%
Assura PLC REIT	2,910,248	2,807,646
British Land Co. PLC REIT	995,030	6,643,846
Capital & Counties Properties PLC REIT	907,902	2,033,346
Derwent London PLC REIT	118,948	5,546,064
Grainger PLC	787,982	3,240,551
Great Portland Estates PLC REIT	270,994	2,727,673
Hammerson PLC REIT	4,509,331	1,966,323
Land Securities Group PLC REIT	797,163	7,491,739
LondonMetric Property PLC REIT	971,513	3,133,376
Primary Health Properties PLC REIT	1,416,548	2,882,195
Segro PLC REIT	1,275,965	20,559,352
Shaftesbury PLC REIT (b)	304,412	2,497,613
Tritax Big Box REIT PLC	1,909,120	5,472,670
UNITE Group PLC REIT	426,783	6,260,929
		73,263,323
UNITED STATES — 62.8%
Acadia Realty Trust REIT	94,418	1,927,071
Agree Realty Corp. REIT	72,460	4,799,026
Alexandria Real Estate Equities, Inc. REIT	147,343	28,152,827
American Assets Trust, Inc. REIT	55,485	2,076,249
American Campus Communities, Inc. REIT	147,774	7,159,650
American Finance Trust, Inc. REIT	123,400	992,136
American Homes 4 Rent Class A, REIT	290,790	11,084,915
Americold Realty Trust REIT	277,126	8,050,510
Apartment Income REIT Corp.	168,006	8,200,373
Apartment Investment & Management Co. Class A, REIT	165,546	1,133,990
Apple Hospitality REIT, Inc.	220,179	3,463,416
AvalonBay Communities, Inc. REIT	148,407	32,892,927
Boston Properties, Inc. REIT	151,001	16,360,958
Brandywine Realty Trust REIT	182,912	2,454,679
Brixmor Property Group, Inc. REIT	315,864	6,983,753
See accompanying notes to financial statements.
25

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Broadstone Net Lease, Inc. REIT	165,782	$ 4,113,051
Camden Property Trust REIT	106,871	15,760,266
CareTrust REIT, Inc.	102,741	2,087,697
Centerspace REIT	14,206	1,342,467
Chatham Lodging Trust REIT (a)	51,511	631,010
City Office REIT, Inc.	45,458	811,880
Columbia Property Trust, Inc. REIT	121,217	2,305,547
Community Healthcare Trust, Inc. REIT	24,982	1,128,937
Corporate Office Properties Trust REIT	119,935	3,235,846
Cousins Properties, Inc. REIT	158,150	5,897,414
CubeSmart REIT	214,598	10,397,273
DiamondRock Hospitality Co. REIT (a)	225,459	2,130,588
Digital Realty Trust, Inc. REIT	300,427	43,396,680
Diversified Healthcare Trust REIT	260,649	883,600
Douglas Emmett, Inc. REIT	186,059	5,881,325
Duke Realty Corp. REIT	402,806	19,282,323
Easterly Government Properties, Inc. REIT	88,990	1,838,533
EastGroup Properties, Inc. REIT	42,885	7,145,928
Empire State Realty Trust, Inc. Class A, REIT	151,962	1,524,179
EPR Properties REIT	79,226	3,912,180
Equity Commonwealth REIT (a)	130,043	3,378,517
Equity LifeStyle Properties, Inc. REIT	182,337	14,240,520
Equity Residential REIT	362,174	29,307,120
Essential Properties Realty Trust, Inc. REIT	126,661	3,536,375
Essex Property Trust, Inc. REIT	69,123	22,101,388
Extra Space Storage, Inc. REIT	142,189	23,886,330
Federal Realty Investment Trust REIT	74,317	8,768,663
First Industrial Realty Trust, Inc. REIT	137,385	7,155,011
Four Corners Property Trust, Inc. REIT	82,466	2,215,037
Franklin Street Properties Corp. REIT	102,528	475,730
Getty Realty Corp. REIT	38,976	1,142,387
Global Medical REIT, Inc.	63,118	927,835
Global Net Lease, Inc. REIT	102,467	1,641,521
Healthcare Realty Trust, Inc. REIT	154,244	4,593,386
Healthcare Trust of America, Inc. Class A, REIT	232,166	6,886,044
Healthpeak Properties, Inc. REIT	572,653	19,172,422
Hersha Hospitality Trust REIT (a)	39,462	368,180
Highwoods Properties, Inc. REIT	110,313	4,838,328
Host Hotels & Resorts, Inc. REIT (a)	755,516	12,337,576
Hudson Pacific Properties, Inc. REIT	161,571	4,244,470
Independence Realty Trust, Inc. REIT	109,313	2,224,520
Industrial Logistics Properties Trust REIT	71,429	1,815,011
See accompanying notes to financial statements.
26

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Innovative Industrial Properties, Inc. REIT	25,602	$ 5,918,414
Invitation Homes, Inc. REIT	612,610	23,481,341
JBG SMITH Properties REIT	122,908	3,639,306
Kilroy Realty Corp. REIT	111,204	7,362,817
Kimco Realty Corp. REIT	651,642	13,521,572
Kite Realty Group Trust REIT	92,130	1,875,767
Lexington Realty Trust REIT	296,665	3,782,479
Life Storage, Inc. REIT	83,192	9,545,450
LTC Properties, Inc. REIT	42,936	1,360,642
Macerich Co. REIT	225,595	3,769,692
Mack-Cali Realty Corp. REIT (a)	84,069	1,439,261
Mid-America Apartment Communities, Inc. REIT	122,947	22,960,352
Monmouth Real Estate Investment Corp. REIT	107,255	2,000,306
National Health Investors, Inc. REIT	48,868	2,614,438
National Retail Properties, Inc. REIT	186,778	8,066,942
National Storage Affiliates Trust REIT	86,402	4,561,162
NETSTREIT Corp.	41,400	979,110
NexPoint Residential Trust, Inc. REIT	23,930	1,480,788
Office Properties Income Trust REIT	52,837	1,338,361
Omega Healthcare Investors, Inc. REIT	253,130	7,583,775
Paramount Group, Inc. REIT	174,694	1,570,499
Park Hotels & Resorts, Inc. REIT (a)	250,809	4,800,484
Pebblebrook Hotel Trust REIT	140,461	3,147,731
Piedmont Office Realty Trust, Inc. Class A, REIT	132,246	2,305,048
Prologis, Inc. REIT	786,031	98,591,868
PS Business Parks, Inc. REIT	21,439	3,360,349
Public Storage REIT	162,052	48,145,649
Realty Income Corp. REIT	413,820	26,840,365
Regency Centers Corp. REIT	162,342	10,930,487
Retail Opportunity Investments Corp. REIT	127,530	2,221,573
Retail Properties of America, Inc. Class A, REIT	227,075	2,924,726
Rexford Industrial Realty, Inc. REIT	146,159	8,294,523
RLJ Lodging Trust REIT	176,252	2,619,105
RPT Realty REIT	88,288	1,126,555
Ryman Hospitality Properties, Inc. REIT (a)	58,529	4,898,877
Seritage Growth Properties Class A, REIT (a)(b)	38,504	571,014
Service Properties Trust REIT	174,082	1,951,459
Simon Property Group, Inc. REIT	349,307	45,399,431
SITE Centers Corp. REIT	189,672	2,928,536
SL Green Realty Corp. REIT	71,126	5,038,566
Spirit Realty Capital, Inc. REIT	126,341	5,816,740
STAG Industrial, Inc. REIT	171,121	6,716,499
See accompanying notes to financial statements.
27

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
STORE Capital Corp. REIT	260,687	$ 8,349,805
Summit Hotel Properties, Inc. REIT (a)	115,739	1,114,567
Sun Communities, Inc. REIT	123,179	22,800,433
Sunstone Hotel Investors, Inc. REIT (a)	230,339	2,750,248
Tanger Factory Outlet Centers, Inc. REIT	107,178	1,747,001
Terreno Realty Corp. REIT	74,256	4,695,207
UDR, Inc. REIT	296,447	15,705,762
Universal Health Realty Income Trust REIT	13,819	763,776
Urban Edge Properties REIT	117,486	2,151,169
Ventas, Inc. REIT	418,288	23,093,680
VEREIT, Inc.	243,725	11,023,682
Vornado Realty Trust REIT	168,322	7,071,207
Washington Real Estate Investment Trust	91,706	2,269,724
Welltower, Inc. REIT	448,345	36,943,628
WP Carey, Inc. REIT	195,782	14,299,917
Xenia Hotels & Resorts, Inc. REIT (a)	120,283	2,133,820
		1,019,091,260
TOTAL COMMON STOCKS (Cost $1,446,521,038)		1,614,669,189

SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (f) (g)	1,838,198	1,838,566
State Street Navigator Securities Lending Portfolio II (h) (i)	1,555,303	1,555,303
TOTAL SHORT-TERM INVESTMENTS (Cost $3,393,869)		3,393,869
TOTAL INVESTMENTS — 99.8% (Cost $1,449,914,907)		1,618,063,058
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		3,964,406
NET ASSETS — 100.0%		$ 1,622,027,464
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2021.
(c)	Amount is less than 0.05% of net assets.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2021, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
See accompanying notes to financial statements.
28

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.3% of net assets as of September 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2021.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust
At September 30, 2021, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
DJ US Real Estate Index (long)	200	12/17/2021	$8,275,983	$7,944,000	$(331,983)
During the period ended September 30, 2021, average notional value related to futures contracts was $7,253,831.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,614,669,189	$—	$ 0(a)	$1,614,669,189
Short-Term Investments	3,393,869	—	—	3,393,869
TOTAL INVESTMENTS	$1,618,063,058	$—	$ 0	$1,618,063,058
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	(331,983)	—	—	(331,983)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ (331,983)	$—	$—	$ (331,983)
(a)	Fund held a Level 3 security that was valued at $0 at September 30, 2021.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
See accompanying notes to financial statements.
29

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,037,667	$ 1,037,875	$ 84,813,834	$ 84,012,872	$(271)	$—	1,838,198	$1,838,566	$ 1,252
State Street Navigator Securities Lending Portfolio II	15,555,494	15,555,494	114,867,892	128,868,083	—	—	1,555,303	1,555,303	225,922
Total		$16,593,369	$199,681,726	$212,880,955	$(271)	$—		$3,393,869	$227,174
See accompanying notes to financial statements.
30

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
September 30, 2021

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AUSTRALIA — 12.1%
BWP Trust REIT	764,281	$ 2,208,314
Charter Hall Long Wale REIT	900,286	3,212,590
Charter Hall Retail REIT	819,933	2,369,115
Dexus REIT	1,703,276	13,287,908
Goodman Group REIT	2,662,299	41,693,075
GPT Group REIT	3,038,890	11,129,375
National Storage REIT	1,707,851	2,862,106
Scentre Group REIT	8,210,995	17,734,330
Shopping Centres Australasia Property Group REIT	1,713,288	3,341,504
Vicinity Centres REIT	6,106,184	7,366,042
Waypoint REIT	1,238,582	2,460,398
		107,664,757
AUSTRIA — 0.3%
CA Immobilien Anlagen AG	73,507	3,109,469
BELGIUM — 2.6%
Aedifica SA REIT	57,220	7,148,770
Cofinimmo SA REIT	44,314	6,727,860
Warehouses De Pauw CVA REIT	221,839	8,998,511
		22,875,141
BRAZIL — 0.5%
BR Malls Participacoes SA (a)	1,371,197	2,033,304
BR Properties SA	314,600	458,427
Iguatemi Empresa de Shopping Centers SA	136,100	787,791
Multiplan Empreendimentos Imobiliarios SA	437,240	1,527,038
		4,806,560
CANADA — 3.6%
Allied Properties Real Estate Investment Trust	98,879	3,139,214
Artis Real Estate Investment Trust	100,781	904,511
Boardwalk Real Estate Investment Trust	36,384	1,358,171
Canadian Apartment Properties REIT	133,683	6,237,520
Cominar Real Estate Investment Trust	142,443	1,123,263
Dream Industrial Real Estate Investment Trust	163,268	2,087,810
Dream Office Real Estate Investment Trust	40,306	731,766
First Capital Real Estate Investment Trust	168,353	2,325,593
Granite Real Estate Investment Trust	50,466	3,588,410
H&R Real Estate Investment Trust	221,845	2,737,054
InterRent Real Estate Investment Trust	107,628	1,421,334
RioCan Real Estate Investment Trust	246,285	4,206,976
See accompanying notes to financial statements.
31

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
SmartCentres Real Estate Investment Trust	112,844	$ 2,641,949
		32,503,571
FINLAND — 0.6%
Kojamo Oyj	239,156	4,964,112
FRANCE — 4.3%
Covivio REIT	75,017	6,331,040
Gecina SA REIT	85,953	11,610,155
Klepierre SA REIT (a)	313,211	7,056,640
Unibail-Rodamco-Westfield REIT (a)	183,795	13,551,646
		38,549,481
GERMANY — 8.2%
alstria office REIT-AG	281,535	5,125,937
Aroundtown SA	1,536,101	10,628,177
Deutsche EuroShop AG	78,671	1,607,428
Deutsche Wohnen SE	569,688	34,939,896
Grand City Properties SA	164,901	4,116,553
LEG Immobilien SE	115,551	16,364,759
		72,782,750
HONG KONG — 6.2%
Hang Lung Properties, Ltd.	2,919,755	6,661,166
Hysan Development Co., Ltd.	955,846	3,112,625
Link REIT	3,312,867	28,406,399
Swire Properties, Ltd.	1,668,400	4,183,511
Wharf Real Estate Investment Co., Ltd. (b)	2,457,000	12,719,531
		55,083,232
JAPAN — 29.7%
Activia Properties, Inc. REIT	1,178	4,824,970
Advance Residence Investment Corp. REIT	2,191	7,108,600
Aeon Mall Co., Ltd.	151,540	2,342,877
AEON REIT Investment Corp.	2,669	3,583,385
Comforia Residential REIT, Inc.	996	3,066,332
Daiwa House REIT Investment Corp.	3,325	9,729,890
Daiwa Office Investment Corp. REIT	465	3,134,035
Daiwa Securities Living Investments Corp. REIT	3,362	3,368,780
Frontier Real Estate Investment Corp. REIT	809	3,545,606
Fukuoka REIT Corp.	1,140	1,711,405
Global One Real Estate Investment Corp. REIT	1,532	1,592,758
GLP J-REIT	7,121	11,692,290
Hoshino Resorts REIT, Inc.	357	2,358,136
See accompanying notes to financial statements.
32

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Hulic Co., Ltd.	786,990	$ 8,802,720
Hulic Reit, Inc.	1,905	2,996,437
Ichigo Office REIT Investment Corp.	2,368	1,912,228
Industrial & Infrastructure Fund Investment Corp. REIT	3,271	5,942,475
Invesco Office J-REIT, Inc.	13,964	2,840,984
Invincible Investment Corp. REIT	9,643	3,794,109
Japan Excellent, Inc. REIT	2,015	2,463,330
Japan Hotel REIT Investment Corp.	7,059	4,245,206
Japan Logistics Fund, Inc. REIT	1,435	4,257,092
Japan Metropolitan Fund Invest REIT	11,054	10,630,466
Japan Prime Realty Investment Corp. REIT	1,516	5,502,846
Japan Real Estate Investment Corp. REIT	2,195	13,141,474
Kenedix Office Investment Corp. REIT	675	4,640,152
Kenedix Residential Next Investment Corp. REIT	1,563	3,042,649
Kenedix Retail REIT Corp.	925	2,395,093
LaSalle Logiport REIT	2,811	4,723,840
Leopalace21 Corp. (a)(b)	292,700	650,590
Mirai Corp. REIT	2,659	1,284,518
Mitsubishi Estate Logistics REIT Investment Corp.	616	2,702,505
Mitsui Fudosan Co., Ltd.	1,529,000	36,554,851
Mitsui Fudosan Logistics Park, Inc. REIT	819	4,330,809
Mori Hills REIT Investment Corp.	2,579	3,490,289
Mori Trust Sogo REIT, Inc.	1,535	2,037,495
Nippon Accommodations Fund, Inc. REIT	798	4,470,087
Nippon Building Fund, Inc. REIT	2,621	17,030,921
Nippon Prologis REIT, Inc.	4,084	13,634,685
NIPPON REIT Investment Corp.	707	2,743,724
Nomura Real Estate Master Fund, Inc. REIT	7,461	10,739,293
NTT UD REIT Investment Corp.	2,065	2,839,086
Orix JREIT, Inc. (b)	4,357	7,575,694
Sekisui House REIT, Inc.	6,775	5,610,666
Tokyu REIT, Inc.	1,461	2,422,451
United Urban Investment Corp. REIT	4,922	6,652,365
		264,160,194
MALTA — 0.0% (c)
BGP Holdings PLC (d)	32,410,441	—
MEXICO — 0.6%
Fibra Uno Administracion SA de CV REIT	4,649,234	5,295,436
NETHERLANDS — 0.2%
Eurocommercial Properties NV (b)	62,679	1,339,806
See accompanying notes to financial statements.
33

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Wereldhave NV REIT (b)	63,309	$ 899,540
		2,239,346
NORWAY — 0.7%
Entra ASA (e)	288,925	6,205,967
ROMANIA — 0.6%
NEPI Rockcastle PLC	753,541	5,235,971
SAUDI ARABIA — 0.1%
Arabian Centres Co., Ltd.	178,301	1,177,993
SINGAPORE — 8.3%
Ascendas Real Estate Investment Trust	5,323,689	11,764,192
CapitaLand China Trust REIT	1,638,700	1,496,750
CapitaLand Integrated Commercial Trust REIT	7,911,933	11,830,601
Capitaland Investment, Ltd. (a)	3,952,203	9,897,975
Frasers Centrepoint Trust REIT (b)	1,698,138	2,839,403
Frasers Logistics & Commercial Trust REIT	4,607,400	5,158,550
Keppel DC REIT (b)	1,995,500	3,645,286
Keppel REIT	3,087,353	2,410,573
Mapletree Commercial Trust REIT	3,470,971	5,292,362
Mapletree Industrial Trust REIT	3,074,154	6,295,041
Mapletree Logistics Trust REIT	4,566,679	6,862,128
Mapletree North Asia Commercial Trust REIT	3,431,400	2,439,084
Suntec Real Estate Investment Trust	3,392,076	3,547,988
		73,479,933
SOUTH AFRICA — 1.0%
Growthpoint Properties, Ltd. REIT	5,385,847	5,119,150
Hyprop Investments, Ltd. REIT	475,015	1,015,070
Redefine Properties, Ltd. REIT (a)	8,532,192	2,591,700
		8,725,920
SPAIN — 1.1%
Inmobiliaria Colonial Socimi SA REIT	420,866	4,087,451
Merlin Properties Socimi SA REIT	528,188	5,430,937
		9,518,388
SWEDEN — 3.9%
Castellum AB (b)	360,663	8,842,861
Fabege AB (b)	428,047	6,482,929
Hufvudstaden AB Class A	184,592	2,766,174
Kungsleden AB	259,846	3,430,536
Samhallsbyggnadsbolaget i Norden AB (b)	1,633,850	9,053,963
See accompanying notes to financial statements.
34

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Wihlborgs Fastigheter AB	211,843	$ 4,223,033
		34,799,496
SWITZERLAND — 2.3%
PSP Swiss Property AG	72,765	8,783,126
Swiss Prime Site AG	120,188	11,775,937
		20,559,063
THAILAND — 0.4%
Central Pattana PCL NVDR	2,111,959	3,308,226
UNITED KINGDOM — 12.2%
Assura PLC REIT	4,239,312	4,089,854
British Land Co. PLC REIT	1,479,582	9,879,215
Capital & Counties Properties PLC REIT	1,334,282	2,988,271
Derwent London PLC REIT	176,967	8,251,255
Grainger PLC	1,172,859	4,823,346
Great Portland Estates PLC REIT	401,118	4,037,427
Hammerson PLC REIT (b)	6,593,101	2,874,965
Land Securities Group PLC REIT	1,191,850	11,201,009
LondonMetric Property PLC REIT	1,441,208	4,648,262
Primary Health Properties PLC REIT	2,120,458	4,314,412
Segro PLC REIT	1,900,148	30,616,680
Shaftesbury PLC REIT (b)	457,125	3,750,579
Tritax Big Box REIT PLC	2,798,553	8,022,312
UNITE Group PLC REIT	632,939	9,285,248
		108,782,835
TOTAL COMMON STOCKS (Cost $893,148,564)		885,827,841

SHORT-TERM INVESTMENTS — 2.9%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (f) (g)	316,823	316,886
State Street Navigator Securities Lending Portfolio II (h) (i)	25,001,714	25,001,714
TOTAL SHORT-TERM INVESTMENTS (Cost $25,318,600)		25,318,600
TOTAL INVESTMENTS — 102.4% (Cost $918,467,164)		911,146,441
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.4)%		(20,944,864)
NET ASSETS — 100.0%		$ 890,201,577

See accompanying notes to financial statements.
35

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2021.
(c)	Amount is less than 0.05% of net assets.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2021, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.7% of net assets as of September 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2021.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$885,827,841	$—	$ 0(a)	$885,827,841
Short-Term Investments	25,318,600	—	—	25,318,600
TOTAL INVESTMENTS	$ 911,146,441	$—	$ 0	$ 911,146,441
(a)	The Fund held a Level 3 security that was valued at $0 at September 30, 2021.
Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	193,817	$ 193,856	$ 37,015,335	$ 36,892,343	$38	$—	316,823	$ 316,886	$ 341
State Street Navigator Securities Lending Portfolio II	17,247,878	17,247,878	194,441,321	186,687,485	—	—	25,001,714	25,001,714	280,494
Total		$17,441,734	$231,456,656	$223,579,828	$38	$—		$25,318,600	$280,835
See accompanying notes to financial statements.
36

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS
September 30, 2021

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 0.2%
AECC Aviation Power Co., Ltd. Class A	153,500	$ 1,265,055
AVIC Electromechanical Systems Co., Ltd. Class A	499,900	1,025,515
AviChina Industry & Technology Co., Ltd. Class H	1,472,000	930,323
AVICOPTER PLC Class A	70,600	608,206
		3,829,099
AIR FREIGHT & LOGISTICS — 0.8%
BEST, Inc. ADR (a) (b)	302,804	505,683
JD Logistics, Inc. (a) (b) (c)	430,300	1,790,925
Milkyway Chemical Supply Chain Service Co., Ltd. Class A	9,000	126,884
SF Holding Co., Ltd. Class A	213,300	2,159,770
Sinotrans, Ltd. Class H	1,097,000	431,210
STO Express Co., Ltd. Class A (a)	28,071	32,881
YTO Express Group Co., Ltd. Class A	281,100	606,713
Yunda Holding Co., Ltd. Class A	123,758	369,126
ZTO Express Cayman, Inc. ADR	227,226	6,966,749
		12,989,941
AIRLINES — 0.2%
Air China, Ltd. Class A (a)	763,500	880,143
Air China, Ltd. Class H (a)	508,000	336,072
China Eastern Airlines Corp., Ltd. Class A (a)	838,700	612,066
China Eastern Airlines Corp., Ltd. Class H (a)	204,000	78,354
China Southern Airlines Co., Ltd. Class A (a)	513,700	460,054
China Southern Airlines Co., Ltd. Class H (a) (b)	802,000	453,302
Spring Airlines Co., Ltd. Class A (a)	83,500	706,140
		3,526,131
AUTO COMPONENTS — 0.4%
Changzhou Xingyu Automotive Lighting Systems Co., Ltd. Class A	5,800	162,659
China First Capital Group, Ltd. (a)	431,600	13,861
Fuyao Glass Industry Group Co., Ltd. Class A	157,700	1,032,356
Fuyao Glass Industry Group Co., Ltd. Class H (c)	254,800	1,363,249
Huayu Automotive Systems Co., Ltd. Class A	155,100	548,401
Kandi Technologies Group, Inc. (a) (b)	24,825	110,471
Kuang-Chi Technologies Co., Ltd. Class A (a)	80,400	279,793
Minth Group, Ltd.	478,000	1,633,317
Ningbo Tuopu Group Co., Ltd. Class A	31,800	179,546
Shandong Linglong Tyre Co., Ltd. Class A	178,500	975,195
See accompanying notes to financial statements.
37

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Tianneng Power International, Ltd. (b)	506,000	$ 566,798
		6,865,646
AUTOMOBILES — 4.4%
BAIC Motor Corp., Ltd. Class H (b) (c)	128,900	44,707
Brilliance China Automotive Holdings, Ltd. (a) (d)	1,754,000	563,288
BYD Co., Ltd. Class A	105,000	4,059,273
BYD Co., Ltd. Class H	374,000	11,674,513
Chongqing Changan Automobile Co., Ltd. Class A	535,240	1,384,956
Dongfeng Motor Group Co., Ltd. Class H	1,473,300	1,315,337
Geely Automobile Holdings, Ltd.	2,778,000	7,975,734
Great Wall Motor Co., Ltd. Class H	1,941,500	7,157,811
Guangzhou Automobile Group Co., Ltd. Class H	1,949,691	1,723,119
Li Auto, Inc. ADR (a)	140,577	3,695,769
NIO, Inc. ADR (a)	726,910	25,899,803
Niu Technologies ADR (a) (b)	17,958	416,087
Qingling Motors Co., Ltd. Class H	3,540,000	741,228
SAIC Motor Corp., Ltd. Class A	492,879	1,457,101
XPeng, Inc. ADR (a)	164,312	5,839,649
Yadea Group Holdings, Ltd. (c)	434,000	709,150
		74,657,525
BANKS — 8.4%
Agricultural Bank of China, Ltd. Class A	5,456,800	2,485,744
Agricultural Bank of China, Ltd. Class H	17,193,000	5,918,987
Bank of Beijing Co., Ltd. Class A	784,600	530,037
Bank of Chengdu Co., Ltd. Class A	433,400	796,425
Bank of China, Ltd. Class A	1,831,300	865,427
Bank of China, Ltd. Class H	41,000,700	14,536,547
Bank of Chongqing Co., Ltd. Class H	1,554,500	864,648
Bank of Communications Co., Ltd. Class A	1,045,000	728,618
Bank of Communications Co., Ltd. Class H	12,136,824	7,202,909
Bank of Hangzhou Co., Ltd. Class A	429,600	993,791
Bank of Jiangsu Co., Ltd. Class A	683,000	615,906
Bank of Nanjing Co., Ltd. Class A	423,800	594,266
Bank of Ningbo Co., Ltd. Class A	272,800	1,485,733
Bank of Shanghai Co., Ltd. Class A	610,200	691,131
Bank of Zhengzhou Co., Ltd. Class A (a)	780,290	417,106
China Bohai Bank Co., Ltd. Class H (c)	1,324,000	517,038
China CITIC Bank Corp., Ltd. Class H	5,234,471	2,366,881
China Construction Bank Corp. Class H	54,601,623	39,138,183
China Everbright Bank Co., Ltd. Class A	2,021,300	1,061,699
China Everbright Bank Co., Ltd. Class H	940,000	332,064
See accompanying notes to financial statements.
38

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
China Merchants Bank Co., Ltd. Class A	877,300	$ 6,857,729
China Merchants Bank Co., Ltd. Class H	2,044,235	16,294,218
China Minsheng Banking Corp., Ltd. Class A	689,800	417,899
China Minsheng Banking Corp., Ltd. Class H (b)	4,329,259	1,740,679
Chongqing Rural Commercial Bank Co., Ltd. Class H	2,560,000	933,941
Huaxia Bank Co., Ltd. Class A	510,000	440,146
Industrial & Commercial Bank of China, Ltd. Class A	2,972,400	2,146,170
Industrial & Commercial Bank of China, Ltd. Class H	35,659,789	19,834,788
Industrial Bank Co., Ltd. Class A	1,090,700	3,092,626
Jiangsu Changshu Rural Commercial Bank Co., Ltd. Class A	470,200	466,994
Ping An Bank Co., Ltd. Class A	842,800	2,341,401
Postal Savings Bank of China Co., Ltd. Class A	1,591,800	1,252,920
Postal Savings Bank of China Co., Ltd. Class H (c)	4,417,000	3,052,605
Shanghai Pudong Development Bank Co., Ltd. Class A	1,426,270	1,988,911
		143,004,167
BEVERAGES — 2.8%
Anhui Gujing Distillery Co., Ltd. Class A	34,100	1,260,231
Anhui Kouzi Distillery Co., Ltd. Class A	38,000	297,217
Beijing Shunxin Agriculture Co., Ltd. Class A	44,100	241,477
Beijing Yanjing Brewery Co., Ltd. Class A	460,600	467,451
China Resources Beer Holdings Co., Ltd.	821,667	6,069,104
Chongqing Brewery Co., Ltd. Class A (a)	43,239	879,184
Huiyuan Juice Group, Ltd. (a) (d)	701,000	—
Jiangsu King's Luck Brewery JSC, Ltd. Class A	83,100	583,271
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	70,100	1,803,875
JiuGui Liquor Co., Ltd. Class A	10,200	391,516
Kweichow Moutai Co., Ltd. Class A	57,131	16,199,215
Luzhou Laojiao Co., Ltd. Class A	70,100	2,406,687
Nongfu Spring Co., Ltd. Class H (b) (c)	767,800	3,910,679
Shanghai Bairun Investment Holding Group Co., Ltd. Class A	20,800	240,067
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	61,040	2,983,905
Sichuan Swellfun Co., Ltd. Class A	42,500	837,291
Tsingtao Brewery Co., Ltd. Class A	34,500	430,475
Tsingtao Brewery Co., Ltd. Class H	223,000	1,747,413
Wuliangye Yibin Co., Ltd. Class A	191,500	6,509,635
Yantai Changyu Pioneer Wine Co., Ltd. Class A	50,000	251,627
		47,510,320
BIOTECHNOLOGY — 2.3%
3SBio, Inc. (a) (b) (c)	525,500	516,411
Akeso, Inc. (a) (c)	306,000	1,682,388
Alphamab Oncology (a) (c)	126,000	285,516
See accompanying notes to financial statements.
39

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Ascentage Pharma Group International (a) (b) (c)	35,000	$ 155,338
BeiGene, Ltd. ADR (a) (b)	27,214	9,878,682
Beijing SL Pharmaceutical Co., Ltd. Class A	120,075	185,489
Beijing Tiantan Biological Products Corp., Ltd. Class A	156,029	773,859
Beijing Wantai Biological Pharmacy Enterprise Co., Ltd. Class A	20,140	692,761
Berry Genomics Co., Ltd. Class A (a)	102,400	340,328
BGI Genomics Co., Ltd. Class A	24,099	326,759
Chongqing Zhifei Biological Products Co., Ltd. Class A	81,600	2,010,162
CStone Pharmaceuticals (a) (b) (c)	247,000	342,040
Daan Gene Co., Ltd. Class A	225,740	649,518
Everest Medicines, Ltd. (a) (c)	41,000	259,125
Genetron Holdings, Ltd. ADR (a)	26,228	363,258
Getein Biotech, Inc. Class A	156,092	443,800
Hualan Biological Engineering, Inc. Class A	102,300	442,233
I-Mab ADR (a)	17,668	1,280,753
Imeik Technology Development Co., Ltd. Class A	7,700	707,257
InnoCare Pharma, Ltd. (a) (c)	278,000	751,723
Innovent Biologics, Inc. (a) (c)	503,500	4,883,232
Jacobio Pharmaceuticals Group Co., Ltd. (a) (c)	75,900	182,909
JW Cayman Therapeutics Co., Ltd. (a) (c)	136,500	261,615
Kintor Pharmaceutical, Ltd. (a) (b) (c)	104,500	701,396
Legend Biotech Corp. ADR (a)	36,223	1,831,435
Remegen Co., Ltd. Class H (a) (b) (c)	63,500	804,288
Shanghai Haohai Biological Technology Co., Ltd. Class H (c)	24,000	193,304
Shanghai Junshi Biosciences Co., Ltd. Class A (a)	73,626	617,162
Shanghai Junshi Biosciences Co., Ltd. Class H (a) (c)	20,000	101,739
Shanghai RAAS Blood Products Co., Ltd. Class A	411,600	434,941
Shenzhen Kangtai Biological Products Co., Ltd. Class A	34,500	588,702
Walvax Biotechnology Co., Ltd. Class A	126,300	1,236,386
Yantai Dongcheng Pharmaceutical Co., Ltd. Class A	278,400	623,747
Zai Lab, Ltd. ADR (a)	40,232	4,240,051
		38,788,307
BUILDING PRODUCTS — 0.4%
Beijing New Building Materials PLC Class A	191,400	947,510
China Lesso Group Holdings, Ltd.	533,000	854,481
Guangdong Kinlong Hardware Products Co., Ltd. Class A	10,300	219,230
Xinyi Glass Holdings, Ltd.	1,445,000	4,324,986
Zhejiang Weixing New Building Materials Co., Ltd. Class A	227,875	596,345
Zhuzhou Kibing Group Co., Ltd. Class A	119,700	321,413
		7,263,965
See accompanying notes to financial statements.
40

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
CAPITAL MARKETS — 2.2%
Caitong Securities Co., Ltd. Class A	321,000	$ 537,653
Central China Securities Co., Ltd. Class H	551,000	100,508
Changjiang Securities Co., Ltd. Class A	483,700	573,335
China Cinda Asset Management Co., Ltd. Class H	4,999,200	847,687
China Everbright, Ltd.	612,000	723,269
China Galaxy Securities Co., Ltd. Class H	2,933,500	1,707,046
China Huarong Asset Management Co., Ltd. Class H (a) (c) (d)	6,780,000	444,182
China International Capital Corp., Ltd. Class A	66,600	590,464
China International Capital Corp., Ltd. Class H (c)	353,200	927,844
China Merchants Securities Co., Ltd. Class A	482,392	1,369,294
CITIC Securities Co., Ltd. Class A	349,000	1,367,016
CITIC Securities Co., Ltd. Class H	1,158,000	2,951,285
CSC Financial Co., Ltd. Class A	145,804	698,070
Dongxing Securities Co., Ltd. Class A	311,700	547,189
East Money Information Co., Ltd. Class A	416,360	2,217,275
Everbright Securities Co., Ltd. Class A	293,600	706,478
Founder Securities Co., Ltd. Class A	500,900	634,856
GF Securities Co., Ltd. Class A	249,400	809,951
GF Securities Co., Ltd. Class H	794,800	1,386,496
Guosen Securities Co., Ltd. Class A	287,900	527,266
Guotai Junan International Holdings, Ltd.	2,214,000	352,663
Guotai Junan Securities Co., Ltd. Class A	478,700	1,322,470
Guoyuan Securities Co., Ltd. Class A	497,240	597,089
Haitong Securities Co., Ltd. Class A	249,800	469,875
Haitong Securities Co., Ltd. Class H	2,234,600	2,046,681
Huaan Securities Co., Ltd. Class A	703,530	584,277
Huatai Securities Co., Ltd. Class A	338,800	891,883
Huatai Securities Co., Ltd. Class H (c)	992,400	1,532,329
Huaxi Securities Co., Ltd. Class A	343,600	512,152
Industrial Securities Co., Ltd. Class A	536,600	818,120
Noah Holdings, Ltd. ADR (a)	25,782	957,286
Orient Securities Co., Ltd. Class A	382,900	897,626
SDIC Capital Co., Ltd. Class A	397,837	542,449
Shaanxi International Trust Co., Ltd. Class A	1,769,030	896,301
Shanxi Securities Co., Ltd. Class A	594,690	604,457
Shenwan Hongyuan Group Co., Ltd. Class A	1,118,510	953,177
Sinolink Securities Co., Ltd. Class A	378,100	669,027
SooChow Securities Co., Ltd. Class A	493,852	762,892
Southwest Securities Co., Ltd. Class A	749,600	593,501
Up Fintech Holding, Ltd. ADR (a) (b)	31,643	335,099
Western Securities Co., Ltd. Class A	375,600	481,867
See accompanying notes to financial statements.
41

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Zheshang Securities Co., Ltd. Class A (a)	382,700	$ 738,242
		37,226,627
CHEMICALS — 1.5%
ADAMA, Ltd. Class A	364,300	511,962
China BlueChemical, Ltd. Class H	2,050,000	753,149
China Lumena New Materials Corp. (a) (b) (d)	89,113	—
COFCO Biotechnology Co., Ltd. Class A	498,600	781,042
Do-Fluoride New Materials Co., Ltd. Class A (a)	48,800	406,263
Dongyue Group, Ltd.	609,000	1,520,808
Fufeng Group, Ltd. (a)	600,000	212,726
Guangzhou Tinci Materials Technology Co., Ltd. Class A	38,890	916,633
Hengli Petrochemical Co., Ltd. Class A	255,400	1,030,464
Hengyi Petrochemical Co., Ltd. Class A	352,991	628,974
Hoshine Silicon Industry Co., Ltd. Class A	24,200	673,018
Huabao International Holdings, Ltd. (b)	376,000	737,061
Huapont Life Sciences Co., Ltd. Class A	600,800	646,042
Hubei Xingfa Chemicals Group Co., Ltd. Class A	62,800	436,408
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd. Class A	620,700	550,109
Inner Mongolia Yuan Xing Energy Co., Ltd. Class A (a)	214,900	316,656
Jiangsu Eastern Shenghong Co., Ltd. Class A	247,600	1,078,790
Jiangsu Yoke Technology Co., Ltd. Class A	58,500	692,138
LB Group Co., Ltd. Class A	213,400	949,289
Ningxia Baofeng Energy Group Co., Ltd. Class A	258,200	643,300
Rongsheng Petrochemical Co., Ltd. Class A	465,800	1,356,839
Shandong Hualu Hengsheng Chemical Co., Ltd. Class A	162,264	827,914
Shanghai Putailai New Energy Technology Co., Ltd. Class A	29,140	776,585
Shenzhen Capchem Technology Co., Ltd. Class A	11,000	264,177
Shenzhen Senior Technology Material Co., Ltd. Class A	43,300	302,241
Sichuan Lutianhua Co., Ltd. Class A (a)	215,000	223,528
Sichuan New Energy Power Co., Ltd. (a)	70,200	312,713
Sichuan Yahua Industrial Group Co., Ltd. Class A	62,100	318,486
Sinopec Shanghai Petrochemical Co., Ltd. Class H	2,329,999	568,683
Skshu Paint Co., Ltd. Class A	12,040	186,551
Tongkun Group Co., Ltd. Class A	262,500	892,354
Transfar Zhilian Co., Ltd. Class A	406,600	524,787
Wanhua Chemical Group Co., Ltd. Class A	148,000	2,447,939
Zhejiang Juhua Co., Ltd. Class A	333,100	770,558
Zhejiang Longsheng Group Co., Ltd. Class A	216,900	454,368
Zhejiang Satellite Petrochemical Co., Ltd. Class A	77,800	470,489
Zhejiang Yongtai Technology Co., Ltd. Class A (a)	46,400	381,898
See accompanying notes to financial statements.
42

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Zibo Qixiang Tengda Chemical Co., Ltd. Class A	456,960	$ 859,544
		25,424,486
COMMERCIAL SERVICES & SUPPLIES — 0.2%
China Everbright Environment Group, Ltd.	2,560,925	1,934,350
Dongjiang Environmental Co., Ltd. Class H (b)	203,800	103,148
Shanghai M&G Stationery, Inc. Class A	87,180	918,267
		2,955,765
COMMUNICATIONS EQUIPMENT — 0.4%
Addsino Co., Ltd. Class A	272,300	635,817
Beijing BDStar Navigation Co., Ltd. Class A (a)	24,100	150,896
BYD Electronic International Co., Ltd. (b)	406,500	1,433,388
China Fiber Optic Network System Group, Ltd. (a) (d)	1,131,600	—
China Zhenhua Group Science & Technology Co., Ltd. Class A	29,100	451,875
Comba Telecom Systems Holdings, Ltd. (b)	1,782,310	455,614
Fiberhome Telecommunication Technologies Co., Ltd. Class A	49,200	134,473
Fujian Star-net Communication Co., Ltd. Class A	116,100	445,044
Guangzhou Haige Communications Group, Inc. Co. Class A	123,400	195,788
Hytera Communications Corp., Ltd. Class A	17,600	15,244
Tianjin 712 Communication & Broadcasting Co., Ltd. Class A	33,200	189,097
Yangtze Optical Fibre & Cable Joint Stock, Ltd. Co. Class H (c)	245,000	377,037
Yangtze Optical Fibre and Cable Joint Stock, Ltd., Co. Class A	66,000	284,902
Yealink Network Technology Corp., Ltd. Class A	33,800	425,511
ZTE Corp. Class A	145,900	748,941
ZTE Corp. Class H	519,997	1,710,022
		7,653,649
CONSTRUCTION & ENGINEERING — 0.7%
China Communications Services Corp., Ltd. Class H	1,427,600	792,230
China Conch Venture Holdings, Ltd.	1,072,000	4,964,334
China Railway Group, Ltd. Class A	555,500	487,160
China Railway Group, Ltd. Class H	2,996,000	1,493,257
China State Construction Engineering Corp., Ltd. Class A	1,787,200	1,329,185
Metallurgical Corp. of China, Ltd. Class A	1,184,100	798,084
Metallurgical Corp. of China, Ltd. Class H	1,259,000	388,148
Power Construction Corp. of China, Ltd. Class A	702,300	921,673
Shanghai Construction Group Co., Ltd. Class A	971,900	617,414
Suzhou Gold Mantis Construction Decoration Co., Ltd. Class A	365,200	357,052
Xinte Energy Co., Ltd. Class H	124,000	331,319
		12,479,856
CONSTRUCTION MATERIALS — 0.7%
Anhui Conch Cement Co., Ltd. Class A	114,200	721,934
See accompanying notes to financial statements.
43

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Anhui Conch Cement Co., Ltd. Class H	731,000	$ 3,943,915
BBMG Corp. Class H	1,624,000	277,459
China Jushi Co., Ltd. Class A	369,170	1,005,579
China National Building Material Co., Ltd. Class H	2,438,000	3,300,922
China Resources Cement Holdings, Ltd.	1,145,163	1,104,760
CSG Holding Co., Ltd. Class A	505,117	783,424
Huaxin Cement Co., Ltd. Class A	179,900	570,027
Sichuan Shuangma Cement Co., Ltd. Class A	153,600	443,379
Tangshan Jidong Cement Co., Ltd. Class A	172,100	343,187
		12,494,586
CONSUMER FINANCE — 0.2%
360 DigiTech, Inc. ADR (a)	45,433	923,198
FinVolution Group ADR	34,859	196,605
LexinFintech Holdings, Ltd. ADR (a)	85,801	505,368
Lufax Holding, Ltd. ADR (a)	259,101	1,808,525
Qudian, Inc. ADR (a) (b)	155,141	226,506
		3,660,202
CONTAINERS & PACKAGING — 0.1%
Greatview Aseptic Packaging Co., Ltd.	512,000	190,734
Shenzhen YUTO Packaging Technology Co., Ltd. Class A	162,240	751,121
Yunnan Energy New Material Co., Ltd. Class A	38,307	1,662,621
		2,604,476
DISTRIBUTORS — 0.0% (e)
Xinhua Winshare Publishing and Media Co., Ltd. Class H	312,000	235,664
DIVERSIFIED CONSUMER SERVICES — 0.4%
Bright Scholar Education Holdings, Ltd. ADR (b)	23,003	66,018
China Education Group Holdings, Ltd.	561,000	967,111
China Maple Leaf Educational Systems, Ltd. (a) (b)	1,139,497	203,465
China Yuhua Education Corp., Ltd. (c)	700,000	339,900
Fu Shou Yuan International Group, Ltd.	997,000	831,191
Gaotu Techedu, Inc. ADR (a) (b)	59,873	183,810
Koolearn Technology Holding, Ltd. (a) (b) (c)	109,500	59,218
New Oriental Education & Technology Group, Inc. ADR (a)	891,476	1,827,526
Offcn Education Technology Co., Ltd. Class A (a)	73,600	123,617
Puxin, Ltd. ADR (a) (b)	8,402	4,873
TAL Education Group ADR (a)	241,401	1,168,381
Tianli Education International Holdings, Ltd.	260,000	57,112
Youdao, Inc. ADR (a) (b)	9,230	111,591
See accompanying notes to financial statements.
44

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Zhejiang Yasha Decoration Co., Ltd. Class A	645,200	$ 745,769
		6,689,582
DIVERSIFIED FINANCIAL SERVICES — 0.1%
AVIC Industry-Finance Holdings Co., Ltd. Class A	678,800	402,820
China Common Rich Renewable Energy Investment, Ltd. (a) (b) (d)	17,589,376	—
Chongsing Holdings,Ltd. (a) (d)	17,798,900	—
Far East Horizon, Ltd. (b)	1,290,000	1,309,115
Oceanwide Holdings Co., Ltd. Class A (a)	732,400	226,960
		1,938,895
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
China Tower Corp., Ltd. Class H (c)	28,662,000	3,755,498
CITIC Telecom International Holdings, Ltd.	1,501,000	510,961
		4,266,459
ELECTRICAL EQUIPMENT — 1.5%
Contemporary Amperex Technology Co., Ltd. Class A	107,400	8,748,590
Dongfang Electric Corp., Ltd. Class A	368,100	1,043,730
Dongfang Electric Corp., Ltd. Class H (b)	57,600	95,301
Eve Energy Co., Ltd. Class A	120,800	1,853,552
Fangda Carbon New Material Co., Ltd. Class A	398,460	626,645
Fullshare Holdings, Ltd. (a)	5,417,500	73,768
Ginlong Technologies Co., Ltd. Class A	12,900	483,700
Guoxuan High-Tech Co., Ltd. Class A (a)	38,600	284,028
NARI Technology Co., Ltd. Class A	255,280	1,420,376
Ningbo Sanxing Medical Electric Co., Ltd. Class A	301,500	767,531
Shanghai Electric Group Co., Ltd. Class A	660,900	532,488
Shanghai Electric Group Co., Ltd. Class H (b)	2,982,000	934,670
Shanghai Liangxin Electrical Co., Ltd. Class A	65,950	138,869
Shanghai Moons' Electric Co., Ltd. Class A	80,700	208,565
Sungrow Power Supply Co., Ltd. Class A	60,300	1,386,321
Sunwoda Electronic Co., Ltd. Class A	69,700	403,901
Suzhou Maxwell Technologies Co., Ltd. Class A	4,740	447,656
TBEA Co., Ltd. Class A	170,700	641,381
Tech Pro Technology Development, Ltd. (a) (b) (d)	4,481,396	—
Topsec Technologies Group, Inc. Class A	202,100	501,023
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	270,800	729,658
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	475,360	1,001,446
Youngy Co., Ltd. Class A (a)	14,511	299,034
Zhejiang Chint Electrics Co., Ltd. Class A	153,400	1,345,280
See accompanying notes to financial statements.
45

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Zhuzhou CRRC Times Electric Co. Class H (a)	378,100	$ 1,746,089
		25,713,602
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.0%
AAC Technologies Holdings, Inc. (b)	459,245	2,191,615
Accelink Technologies Co., Ltd. Class A	115,700	401,562
Anxin-China Holdings, Ltd. (a) (d)	3,068,000	—
Avary Holding Shenzhen Co., Ltd. Class A	88,200	455,486
Beijing Yuanliu Hongyuan Electronic Technology Co., Ltd. Class A	9,500	222,265
BOE Technology Group Co., Ltd. Class A	1,820,700	1,424,626
Foxconn Industrial Internet Co., Ltd. Class A	241,000	433,905
GoerTek, Inc. Class A	189,700	1,266,822
Guangzhou Shiyuan Electronic Technology Co., Ltd. Class A	36,900	447,957
Hollysys Automation Technologies, Ltd.	41,377	856,090
Ju Teng International Holdings, Ltd.	1,236,000	230,222
Kingboard Holdings, Ltd.	452,999	2,051,244
Kingboard Laminates Holdings, Ltd.	440,000	727,997
Lens Technology Co., Ltd. Class A	227,500	737,419
Lingyi iTech Guangdong Co. Class A	345,800	346,121
Luxshare Precision Industry Co., Ltd. Class A	347,163	1,920,854
Maxscend Microelectronics Co., Ltd. Class A	25,896	1,412,363
OFILM Group Co., Ltd. Class A	256,200	333,449
Shengyi Technology Co., Ltd. Class A	126,300	423,870
Shennan Circuits Co., Ltd. Class A	40,020	587,960
Shenzhen Kinwong Electronic Co., Ltd. Class A	97,100	367,247
Sunny Optical Technology Group Co., Ltd.	394,000	10,365,424
Suzhou Dongshan Precision Manufacturing Co., Ltd. Class A	158,100	511,486
Tianma Microelectronics Co., Ltd. Class A	242,800	510,505
Unisplendour Corp., Ltd. Class A	148,676	574,524
Universal Scientific Industrial Shanghai Co., Ltd. Class A	170,600	366,364
Wasion Holdings, Ltd.	530,000	179,058
Westone Information Industry, Inc. Class A	117,600	757,093
Wingtech Technology Co., Ltd. Class A	64,200	931,666
Wuhan Guide Infrared Co., Ltd. Class A	269,764	977,236
WUS Printed Circuit Kunshan Co., Ltd. Class A	141,410	245,616
Wuxi Lead Intelligent Equipment Co., Ltd. Class A	75,600	817,848
Zepp Health Corp. ADR (a)	17,175	137,915
Zhejiang Dahua Technology Co., Ltd. Class A	199,800	734,313
		33,948,122
ENERGY EQUIPMENT & SERVICES — 0.1%
Anton Oilfield Services Group (a) (b)	1,412,000	90,691
See accompanying notes to financial statements.
46

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
China Oilfield Services, Ltd. Class H	1,209,900	$ 1,154,780
Shandong Molong Petroleum Machinery Co., Ltd. Class A (a)	402,012	306,461
Sinopec Oilfield Service Corp. Class H (a)	1,904,000	200,559
		1,752,491
ENTERTAINMENT — 2.1%
CT Environmental Group Ltd (a) (b) (d)	1,980,400	—
Alibaba Pictures Group, Ltd. (a) (b)	10,110,000	1,142,864
Bilibili, Inc. ADR (a) (b)	121,057	8,010,342
DouYu International Holdings, Ltd. ADR (a) (b)	73,588	242,104
G-bits Network Technology Xiamen Co., Ltd. Class A	6,146	372,607
Giant Network Group Co., Ltd. Class A	165,100	266,043
HUYA, Inc. ADR (a)	29,652	247,298
iQIYI, Inc. ADR (a) (b)	175,987	1,413,175
Kingsoft Corp., Ltd.	536,600	2,140,293
Mango Excellent Media Co., Ltd. Class A	84,966	573,856
NetDragon Websoft Holdings, Ltd.	278,000	628,519
NetEase, Inc. ADR	194,772	16,633,529
Perfect World Co., Ltd. Class A	181,800	424,782
Tencent Music Entertainment Group ADR (a)	257,099	1,863,968
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	199,700	649,474
XD, Inc. (a) (b)	118,400	659,328
Zhejiang Century Huatong Group Co., Ltd. Class A (a)	433,712	497,284
		35,765,466
FOOD & STAPLES RETAILING — 0.1%
Jiajiayue Group Co., Ltd. Class A	131,908	307,186
Laobaixing Pharmacy Chain JSC Class A	67,300	488,014
Sun Art Retail Group, Ltd. (b)	1,523,000	704,309
Yifeng Pharmacy Chain Co., Ltd. Class A	85,734	691,823
Yonghui Superstores Co., Ltd. Class A	421,600	256,069
		2,447,401
FOOD PRODUCTS — 2.2%
Ausnutria Dairy Corp., Ltd. (b)	213,000	219,987
China Feihe, Ltd. (c)	1,413,000	2,385,055
China Huishan Dairy Holdings Co., Ltd. (a) (b) (d)	2,729,000	—
China Mengniu Dairy Co., Ltd. (a)	1,553,220	10,006,100
China Yurun Food Group, Ltd. (a)	1,292,000	144,392
COFCO Joycome Foods., Ltd. (a)	907,000	286,618
Dali Foods Group Co., Ltd. (c)	762,000	460,059
Foshan Haitian Flavouring & Food Co., Ltd. Class A	179,844	3,065,206
Fujian Sunner Development Co., Ltd. Class A	124,800	417,676
See accompanying notes to financial statements.
47

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Guangdong Haid Group Co., Ltd. Class A	104,600	$ 1,092,352
Health & Happiness H&H International Holdings, Ltd.	126,000	300,407
Henan Shuanghui Investment & Development Co., Ltd. Class A	147,900	622,170
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	349,000	2,038,627
Jiangxi Zhengbang Technology Co., Ltd. Class A	193,500	282,725
Jonjee Hi-Tech Industrial & Commercial Holding Co., Ltd. Class A	84,593	417,329
Juewei Food Co., Ltd. Class A	18,200	180,336
Muyuan Foods Co., Ltd. Class A	225,946	1,816,950
New Hope Liuhe Co., Ltd. Class A (a)	215,000	491,695
Tingyi Cayman Islands Holding Corp.	1,091,844	2,030,907
Toly Bread Co., Ltd. Class A	88,029	396,499
Tongwei Co., Ltd. Class A	246,100	1,942,413
Uni-President China Holdings, Ltd.	985,400	937,976
Want Want China Holdings, Ltd.	3,635,933	2,751,009
Wens Foodstuffs Group Co., Ltd. Class A	209,800	470,376
WH Group, Ltd. (c)	4,870,183	3,472,156
Yihai International Holding, Ltd. (a) (b)	292,000	1,626,046
Yihai Kerry Arawana Holdings Co., Ltd. Class A	50,700	545,335
		38,400,401
GAS UTILITIES — 0.6%
Beijing Enterprises Holdings, Ltd.	166,000	664,243
China Gas Holdings, Ltd.	1,299,600	3,839,710
China Resources Gas Group, Ltd.	589,000	3,094,565
Chongqing Gas Group Corp., Ltd. Class A	212,900	316,018
Kunlun Energy Co., Ltd.	2,307,400	2,406,799
		10,321,335
HEALTH CARE EQUIPMENT & SUPPLIES — 0.8%
AK Medical Holdings, Ltd. (c)	94,000	130,893
Autobio Diagnostics Co., Ltd. Class A	9,490	78,373
Intco Medical Technology Co., Ltd. Class A	54,300	493,277
Jafron Biomedical Co., Ltd. Class A	20,455	185,597
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. Class A	159,282	799,865
Lifetech Scientific Corp. (a) (b)	1,116,000	584,905
Microport Cardioflow Medtech Corp. (a) (b) (c)	90,000	72,142
Microport Scientific Corp.	345,211	1,946,749
Ovctek China, Inc. Class A	45,500	575,694
Peijia Medical, Ltd. (a) (c)	175,000	458,595
Qingdao Haier Biomedical Co., Ltd. Class A	20,451	359,651
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	1,652,000	2,953,998
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	63,000	3,762,234
Sinocare, Inc. Class A	134,200	489,267
See accompanying notes to financial statements.
48

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Venus MedTech Hangzhou, Inc. Class H (a) (b) (c)	98,000	$ 506,073
		13,397,313
HEALTH CARE PROVIDERS & SERVICES — 0.6%
Aier Eye Hospital Group Co., Ltd. Class A	227,178	1,879,657
China National Accord Medicines Corp., Ltd. Class A	81,000	436,752
China National Medicines Corp., Ltd. Class A	27,300	124,022
China Resources Medical Holdings Co., Ltd.	556,500	451,797
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	11,800	187,257
Huadong Medicine Co., Ltd. Class A	126,000	579,436
Hygeia Healthcare Holdings Co., Ltd. (b) (c)	100,400	749,326
Jinxin Fertility Group, Ltd. (a) (b) (c)	580,500	865,010
Jointown Pharmaceutical Group Co., Ltd. Class A	258,100	619,056
Meinian Onehealth Healthcare Holdings Co., Ltd. Class A (a)	275,200	316,390
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	688,200	1,336,680
Sinopharm Group Co., Ltd. Class H	768,800	2,004,796
Topchoice Medical Corp. Class A (a)	12,900	603,666
		10,153,845
HEALTH CARE TECHNOLOGY — 0.2%
Ping An Healthcare & Technology Co., Ltd. (a) (b) (c)	277,754	1,805,393
Winning Health Technology Group Co., Ltd. Class A	236,400	532,211
Yidu Tech, Inc. (a) (b) (c)	178,300	592,070
		2,929,674
HOTELS, RESTAURANTS & LEISURE — 1.8%
Ajisen China Holdings, Ltd.	650,000	111,887
China Travel International Investment Hong Kong, Ltd. (a) (b)	4,238,000	626,065
Haidilao International Holding, Ltd. (b) (c)	413,000	1,578,330
Huazhu Group, Ltd. ADR (a) (b)	73,951	3,391,393
Imperial Pacific International Holdings, Ltd. (a)	1,361,515	6,996
Jiumaojiu International Holdings, Ltd. (b) (c)	213,000	644,364
Shanghai Jin Jiang Capital Co., Ltd. Class H	1,612,187	323,073
Shanghai Jinjiang International Hotels Co., Ltd. Class A	127,810	900,057
Shenzhen Overseas Chinese Town Co., Ltd. Class A	495,800	575,386
Songcheng Performance Development Co., Ltd. Class A	203,500	443,954
Suncity Group Holdings, Ltd. (a) (b)	1,831,376	70,576
Tongcheng-Elong Holdings, Ltd. (a)	477,307	1,153,927
Trip.com Group, Ltd. ADR (a)	258,409	7,946,077
Yum China Holdings, Inc.	235,869	13,706,348
		31,478,433
HOUSEHOLD DURABLES — 0.9%
Beijing Roborock Technology Co., Ltd. Class A	3,389	371,210
See accompanying notes to financial statements.
49

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Ecovacs Robotics Co., Ltd. Class A	19,700	$ 463,655
Gree Electric Appliances, Inc. of Zhuhai Class A	183,000	1,098,737
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd. Class A	29,700	84,535
Haier Smart Home Co., Ltd. Class A	251,100	1,017,395
Haier Smart Home Co., Ltd. Class H	1,236,000	4,358,346
Hang Zhou Great Star Industrial Co., Ltd. Class A (a)	220,000	936,722
Hangzhou Robam Appliances Co., Ltd. Class A	130,800	685,008
Hisense Home Appliances Group Co., Ltd. Class H	361,000	391,391
Jason Furniture Hangzhou Co., Ltd. Class A	101,100	939,882
Joyoung Co., Ltd. Class A	156,854	527,869
JS Global Lifestyle Co., Ltd. (c)	441,000	1,025,364
KingClean Electric Co., Ltd. Class A	182,460	723,168
NavInfo Co., Ltd. Class A (a)	204,500	349,177
Oppein Home Group, Inc. Class A	39,080	792,439
Shenzhen MTC Co., Ltd. Class A (a)	882,300	676,694
Skyworth Group, Ltd. (a)	1,153,057	346,599
TCL Technology Group Corp Class A	963,200	934,247
Zhejiang Supor Co., Ltd. Class A	52,065	376,814
		16,099,252
HOUSEHOLD PRODUCTS — 0.1%
Blue Moon Group Holdings, Ltd. (b) (c)	470,000	411,155
Vinda International Holdings, Ltd. (b)	367,000	1,084,314
		1,495,469
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.4%
Beijing Enterprises Clean Energy Group, Ltd. (a) (b)	13,865,714	176,335
Beijing Jingneng Clean Energy Co., Ltd. Class H	1,250,000	433,546
CGN New Energy Holdings Co., Ltd. (b)	594,000	630,271
CGN Power Co., Ltd. Class H (b) (c)	7,251,000	2,207,533
China Datang Corp. Renewable Power Co., Ltd. Class H (b)	2,087,000	932,959
China Longyuan Power Group Corp., Ltd. Class H	1,891,000	4,673,664
China National Nuclear Power Co., Ltd. Class A	618,500	690,949
China Power International Development, Ltd.	3,315,000	1,758,711
China Resources Power Holdings Co., Ltd.	1,094,092	3,155,231
China Yangtze Power Co., Ltd. Class A	1,089,900	3,715,184
Concord New Energy Group, Ltd.	5,240,000	659,657
Datang International Power Generation Co., Ltd. Class H	4,240,287	817,048
Huadian Power International Corp., Ltd. Class H (b)	1,288,000	534,416
Huaneng Power International, Inc. Class A	27,100	34,725
Huaneng Power International, Inc. Class H (b)	2,628,129	1,414,561
SDIC Power Holdings Co., Ltd. Class A	381,400	712,687
See accompanying notes to financial statements.
50

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Sichuan Chuantou Energy Co., Ltd. Class A	369,600	$ 822,924
Xinyi Energy Holdings, Ltd. (b)	832,000	486,290
		23,856,691
INDUSTRIAL CONGLOMERATES — 0.2%
China Baoan Group Co., Ltd. Class A	108,000	320,955
CITIC, Ltd.	2,127,000	2,267,809
Shanghai Industrial Holdings, Ltd.	425,000	637,665
		3,226,429
INSURANCE — 2.9%
China Life Insurance Co., Ltd. Class A	190,800	880,979
China Life Insurance Co., Ltd. Class H	4,107,040	6,742,496
China Pacific Insurance Group Co., Ltd. Class A	271,400	1,141,276
China Pacific Insurance Group Co., Ltd. Class H	1,496,200	4,449,401
China Reinsurance Group Corp. Class H	1,885,000	213,086
China Taiping Insurance Holdings Co., Ltd.	895,091	1,361,381
Fanhua, Inc. ADR (b)	55,673	670,303
Hubei Biocause Pharmaceutical Co., Ltd. Class A	479,800	249,044
New China Life Insurance Co., Ltd. Class A	67,800	421,885
New China Life Insurance Co., Ltd. Class H	586,800	1,733,720
People's Insurance Co. Group of China, Ltd. Class A	384,400	301,373
People's Insurance Co. Group of China, Ltd. Class H	4,063,000	1,263,058
PICC Property & Casualty Co., Ltd. Class H	3,702,287	3,590,690
Ping An Insurance Group Co. of China, Ltd. Class A	427,900	3,206,267
Ping An Insurance Group Co. of China, Ltd. Class H	3,193,100	21,842,032
ZhongAn Online P&C Insurance Co., Ltd. Class H (a) (b) (c)	258,500	1,064,264
		49,131,255
INTERACTIVE MEDIA & SERVICES — 13.4%
Autohome, Inc. ADR	38,006	1,783,622
Baidu, Inc. ADR (a)	147,785	22,721,944
Baidu, Inc. Class A (a)	4,831	92,094
China Metal Recycling Holdings, Ltd. (a) (b) (d)	268,085	—
Hello Group, Inc. ADR	98,193	1,038,882
JOYY, Inc. ADR (b)	29,321	1,607,670
Kuaishou Technology (a) (b) (c)	767,100	8,149,264
Luokung Technology Corp. (a)	254,826	295,598
Meitu, Inc. (a) (c)	1,411,500	275,604
Qutoutiao, Inc. ADR (a) (b)	66,198	65,536
Sohu.com, Ltd. ADR (a)	16,922	352,654
So-Young International, Inc. ADR (a) (b)	6,742	28,721
Tencent Holdings, Ltd.	3,214,215	190,508,090
See accompanying notes to financial statements.
51

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Weibo Corp. ADR (a) (b)	33,437	$ 1,587,923
Zhihu, Inc. ADR (a) (b)	35,268	325,524
		228,833,126
INTERNET & DIRECT MARKETING RETAIL — 16.2%
Alibaba Group Holding, Ltd. ADR (a)	979,489	145,013,346
Baozun, Inc. ADR (a) (b)	20,632	361,679
Dada Nexus, Ltd. ADR (a)	36,939	740,258
JD Health International, Inc. (a) (b) (c)	547,800	5,284,731
JD.com, Inc. ADR (a)	481,921	34,813,973
Meituan Class B (a) (c)	2,150,500	68,122,947
Pinduoduo, Inc. ADR (a)	230,347	20,885,562
Uxin, Ltd. ADR (a) (b)	44,951	124,065
Vipshop Holdings, Ltd. ADR (a)	215,711	2,403,021
		277,749,582
IT SERVICES — 0.7%
21Vianet Group, Inc. ADR (a) (b)	64,769	1,121,151
AGTech Holdings, Ltd. (a)	2,168,000	75,194
China TransInfo Technology Co., Ltd. Class A	189,500	433,965
Chinasoft International, Ltd. (a)	1,290,000	2,280,180
Chindata Group Holdings, Ltd. ADR (a)	59,012	496,291
Digital China Holdings, Ltd.	381,000	209,474
GDS Holdings, Ltd. ADR (a)	66,283	3,752,281
Hi Sun Technology China, Ltd. (a) (b)	1,539,000	253,052
Kingsoft Cloud Holdings, Ltd. ADR (a) (b)	47,436	1,343,387
Sichuan Development Lomon Co., Ltd. Class A (a)	128,000	282,219
TravelSky Technology, Ltd. Class H	583,000	1,123,364
Yeahka, Ltd. (a) (b)	95,200	307,564
		11,678,122
LEISURE EQUIPMENT & PRODUCTS — 0.0% (e)
Alpha Group Class A (a)	514,400	420,829
LIFE SCIENCES TOOLS & SERVICES — 2.6%
Austar Lifesciences, Ltd. (a)	97,000	337,677
Genscript Biotech Corp. (a)	686,000	2,643,664
Hangzhou Tigermed Consulting Co., Ltd. Class A	57,200	1,542,114
Hangzhou Tigermed Consulting Co., Ltd. Class H (c)	24,900	530,008
Joinn Laboratories China Co., Ltd. Class A	15,911	389,516
Maccura Biotechnology Co., Ltd. Class A	27,300	121,907
Pharmaron Beijing Co., Ltd. Class A	67,600	2,256,231
Pharmaron Beijing Co., Ltd. Class H (c)	8,600	205,813
Shanghai Medicilon, Inc. Class A	3,846	444,173
See accompanying notes to financial statements.
52

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Viva Biotech Holdings (b) (c)	171,000	$ 134,434
WuXi AppTec Co., Ltd. Class A	198,384	4,696,789
WuXi AppTec Co., Ltd. Class H (c)	111,400	2,605,890
Wuxi Biologics Cayman, Inc. (a) (c)	1,772,500	28,802,997
		44,711,213
MACHINERY — 1.3%
China CSSC Holdings, Ltd. Class A	182,600	710,143
China International Marine Containers Group Co., Ltd. Class H	346,660	732,093
CIMC Enric Holdings, Ltd. (b)	548,000	656,785
CRRC Corp., Ltd. Class A	1,382,200	1,329,944
First Tractor Co., Ltd. Class H (b)	558,000	272,382
Haitian International Holdings, Ltd.	503,000	1,553,975
Han's Laser Technology Industry Group Co., Ltd. Class A	97,500	571,494
Hefei Meiya Optoelectronic Technology, Inc. Class A	114,400	674,099
Ideanomics, Inc. (a) (b)	165,372	325,783
Jiangsu Hengli Hydraulic Co., Ltd. Class A	97,096	1,272,448
Lonking Holdings, Ltd.	2,755,000	831,669
NiSun International Enterprise Development Group Co., Ltd. (a) (b)	9,189	108,430
Sany Heavy Equipment International Holdings Co., Ltd.	298,000	352,946
Sany Heavy Industry Co., Ltd. Class A	382,218	1,506,605
Shanghai Mechanical and Electrical Industry Co., Ltd. Class A	206,100	475,173
Shenzhen Inovance Technology Co., Ltd. Class A	103,050	1,005,911
Sinotruk Hong Kong, Ltd.	200,500	298,767
Tianshan Aluminum Group Co., Ltd. Class A	195,400	292,464
Weichai Power Co., Ltd. Class H	1,471,680	3,058,812
Wuxi Shangji Automation Co., Ltd. Class A	8,600	372,436
XCMG Construction Machinery Co., Ltd. Class A	782,700	847,703
Yangzijiang Shipbuilding Holdings, Ltd.	1,733,100	1,761,696
Yantai Eddie Precision Machinery Co., Ltd. Class A	26,400	147,339
Yutong Bus Co., Ltd. Class A	240,600	422,373
Zhejiang Sanhua Intelligent Controls Co., Ltd. Class A	351,260	1,238,717
Zhengzhou Coal Mining Machinery Group Co., Ltd. Class A	112,800	202,215
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H	1,124,600	1,006,913
		22,029,315
MARINE — 0.4%
Atlas Corp. (b)	60,087	912,722
COSCO SHIPPING Holdings Co., Ltd. Class A (a)	108,700	291,034
COSCO SHIPPING Holdings Co., Ltd. Class H (a) (b)	2,467,577	3,784,739
See accompanying notes to financial statements.
53

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
SITC International Holdings Co., Ltd.	754,000	$ 2,707,161
		7,695,656
MEDIA — 0.3%
China Literature, Ltd. (a) (b) (c)	237,600	1,812,983
China South Publishing & Media Group Co., Ltd. Class A	83,956	116,555
Chinese Universe Publishing & Media Group Co., Ltd. Class A	62,200	99,940
Focus Media Information Technology Co., Ltd. Class A	651,100	738,465
iClick Interactive Asia Group, Ltd. ADR (a)	43,831	242,385
NanJi E-Commerce Co., Ltd. Class A	375,800	384,301
Shandong Publishing & Media Co., Ltd. Class A	1,058,300	1,000,253
Wasu Media Holding Co., Ltd. Class A	336,400	391,442
		4,786,324
METALS & MINING — 2.1%
Aluminum Corp. of China, Ltd. Class H (a)	2,982,000	2,256,232
Angang Steel Co., Ltd. Class H (b)	1,383,435	853,023
Anhui Honglu Steel Construction Group Co., Ltd. Class A	84,200	572,727
Baoshan Iron & Steel Co., Ltd. Class A	1,288,500	1,736,900
China Hongqiao Group, Ltd.	981,500	1,263,336
China Minmetals Rare Earth Co., Ltd. Class A	52,700	325,803
China Molybdenum Co., Ltd. Class A	947,000	886,254
China Molybdenum Co., Ltd. Class H	2,085,000	1,298,999
China Northern Rare Earth Group High-Tech Co., Ltd. Class A	204,700	1,404,101
China Zhongwang Holdings, Ltd. (a) (b)	1,029,600	222,197
Chongqing Iron & Steel Co., Ltd. Class A (a)	1,539,700	603,570
Citic Pacific Special Steel Group Co., Ltd. Class A	112,300	356,701
Ganfeng Lithium Co., Ltd. Class A	134,500	3,395,635
Ganfeng Lithium Co., Ltd. Class H (c)	8,400	149,340
GEM Co., Ltd. Class A	240,500	416,608
Guangdong HEC Technology Holding Co., Ltd. Class A (a)	450,900	594,540
Guangdong Hongda Blasting Co., Ltd. Class A	85,000	357,306
Guocheng Mining Co., Ltd. Class A	236,900	384,311
Henan Shenhuo Coal & Power Co., Ltd. Class A	132,500	228,293
Hunan Valin Steel Co., Ltd. Class A	290,300	298,216
Inner Mongolia BaoTou Steel Union Co., Ltd. Class A (a)	2,335,300	1,147,025
Inner Mongolia Eerduosi Resources Co., Ltd. Class A	59,700	331,893
Jiangxi Copper Co., Ltd. Class H	772,000	1,394,323
Maanshan Iron & Steel Co., Ltd. Class A	1,237,600	949,197
Maanshan Iron & Steel Co., Ltd. Class H	84,000	38,306
MMG, Ltd. (a) (b)	1,532,000	647,464
Pangang Group Vanadium Titanium & Resources Co., Ltd. Class A (a)	1,133,600	841,330
See accompanying notes to financial statements.
54

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Shandong Gold Mining Co., Ltd. Class A	315,520	$ 958,684
Shandong Nanshan Aluminum Co., Ltd. Class A	484,200	327,852
Shanxi Taigang Stainless Steel Co., Ltd. Class A	264,500	397,939
Shenghe Resources Holding Co., Ltd. Class A	93,900	292,437
Shougang Fushan Resources Group, Ltd.	2,875,422	875,409
Tiangong International Co., Ltd. (b)	538,000	321,363
Tibet Summit Resources Co., Ltd. Class A	50,360	275,443
Xiamen Tungsten Co., Ltd. Class A	192,400	705,924
Xinxing Ductile Iron Pipes Co., Ltd. Class A	2,134,500	1,438,654
YongXing Special Materials Technology Co., Ltd. Class A	12,900	188,043
Yunnan Aluminium Co., Ltd. Class A (a)	146,800	337,317
Zhaojin Mining Industry Co., Ltd. Class H (b)	642,000	451,936
Zhejiang Hailiang Co., Ltd. Class A	277,500	489,301
Zhejiang Huayou Cobalt Co., Ltd. Class A	66,900	1,071,810
Zhongjin Gold Corp., Ltd. Class A	370,200	480,101
Zijin Mining Group Co., Ltd. Class H	3,958,750	4,892,086
		36,457,929
MULTILINE RETAIL — 0.0% (e)
Dashang Co., Ltd. Class A	178,156	526,684
Wangfujing Group Co., Ltd. Class A	37,300	171,647
		698,331
OIL, GAS & CONSUMABLE FUELS — 1.9%
China Coal Energy Co., Ltd. Class H	1,942,013	1,484,328
China Merchants Energy Shipping Co., Ltd. Class A	865,880	740,573
China Petroleum & Chemical Corp. Class A	1,076,700	744,047
China Petroleum & Chemical Corp. Class H	14,352,640	7,116,722
China Shenhua Energy Co., Ltd. Class A	282,700	992,560
China Shenhua Energy Co., Ltd. Class H	1,980,700	4,635,835
China Suntien Green Energy Corp., Ltd. Class H	1,007,000	1,008,986
COSCO SHIPPING Energy Transportation Co., Ltd. Class H (b)	1,059,800	520,054
Guanghui Energy Co., Ltd. Class A (a)	699,870	941,257
Guizhou Panjiang Refined Coal Co., Ltd. Class A	445,931	652,245
Jizhong Energy Resources Co., Ltd. Class A	561,300	784,463
PetroChina Co., Ltd. Class A	1,595,036	1,485,306
PetroChina Co., Ltd. Class H	12,286,930	5,824,125
Shaanxi Coal Industry Co., Ltd. Class A	460,400	1,055,767
Shanxi Coking Coal Energy Group Co., Ltd. Class A	191,900	352,639
Shanxi Lu'an Environmental Energy Development Co., Ltd. Class A	232,900	541,653
Shanxi Meijin Energy Co., Ltd. Class A (a)	320,900	535,496
Sinopec Kantons Holdings, Ltd.	1,322,000	506,068
See accompanying notes to financial statements.
55

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
United Energy Group, Ltd. (b)	2,616,000	$ 336,046
Yanzhou Coal Mining Co., Ltd. Class H	1,125,900	2,131,858
		32,390,028
PAPER & FOREST PRODUCTS — 0.2%
Chengxin Lithium Group Co., Ltd. Class A (a)	43,200	399,202
Lee & Man Paper Manufacturing, Ltd.	1,282,000	943,634
Nine Dragons Paper Holdings, Ltd.	1,217,000	1,499,236
Shandong Chenming Paper Holdings, Ltd. Class A	461,400	574,069
		3,416,141
PERSONAL PRODUCTS — 0.2%
Hengan International Group Co., Ltd.	412,500	2,209,637
Yatsen Holding, Ltd. ADR (a) (b)	126,270	481,089
		2,690,726
PHARMACEUTICALS — 2.2%
Asymchem Laboratories Tianjin Co., Ltd. Class A	19,900	1,374,870
CanSino Biologics, Inc. Class A (a)	6,958	365,246
CanSino Biologics, Inc. Class H (a) (b) (c)	34,200	1,208,147
Changchun High & New Technology Industry Group, Inc. Class A	28,300	1,204,350
Chengdu Kanghong Pharmaceutical Group Co., Ltd. Class A	99,300	282,022
China Animal Healthcare, Ltd. (a) (d)	763,600	—
China Medical System Holdings, Ltd.	824,300	1,503,608
China Resources Pharmaceutical Group, Ltd. (c)	925,000	455,094
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	115,300	505,219
China Shineway Pharmaceutical Group, Ltd.	361,000	343,162
Consun Pharmaceutical Group, Ltd.	819,000	372,433
CSPC Pharmaceutical Group, Ltd.	4,794,240	5,752,115
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class A	93,100	429,437
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H (b)	110,000	278,934
Hansoh Pharmaceutical Group Co., Ltd. (c)	626,000	1,592,210
Hubei Jumpcan Pharmaceutical Co., Ltd. Class A	115,600	299,299
Humanwell Healthcare Group Co., Ltd. Class A	133,000	415,445
Jiangsu Hengrui Medicine Co., Ltd. Class A	313,678	2,441,284
Joincare Pharmaceutical Group Industry Co., Ltd. Class A	380,304	670,570
Livzon Pharmaceutical Group, Inc. Class A	129,300	777,523
Luye Pharma Group, Ltd. (a) (b) (c)	1,528,000	798,875
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	130,100	1,054,266
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H (b)	243,000	1,250,172
See accompanying notes to financial statements.
56

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H (b)	591,000	$ 295,323
Shenzhen Hepalink Pharmaceutical Group Co., Ltd. Class A	161,700	388,341
Shenzhen Salubris Pharmaceuticals Co., Ltd. Class A (a)	153,100	686,744
Sichuan Kelun Pharmaceutical Co., Ltd. Class A	121,300	337,738
Sihuan Pharmaceutical Holdings Group, Ltd. (b)	1,425,000	303,867
Sino Biopharmaceutical, Ltd.	5,988,250	4,969,279
SSY Group, Ltd.	1,160,332	627,517
Tong Ren Tang Technologies Co., Ltd. Class H	581,000	435,863
Tonghua Dongbao Pharmaceutical Co., Ltd. Class A	186,600	304,157
United Laboratories International Holdings, Ltd.	730,000	485,751
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H (b) (c)	234,400	138,508
Yifan Pharmaceutical Co., Ltd. Class A	272,000	661,246
Yunnan Baiyao Group Co., Ltd. Class A	51,707	783,456
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	34,900	2,045,116
Zhejiang Huahai Pharmaceutical Co., Ltd. Class A	120,800	330,731
Zhejiang NHU Co., Ltd. Class A	192,120	799,557
Zhejiang Starry Pharmaceutical Co., Ltd. Class A	55,400	427,389
		37,394,864
PROFESSIONAL SERVICES — 0.1%
51job, Inc. ADR (a)	16,871	1,173,041
China Index Holdings, Ltd. ADR (a) (b)	130,290	190,223
SOS, Ltd. ADR (a) (b)	129,748	276,363
		1,639,627
REAL ESTATE MANAGEMENT & DEVELOPMENT — 4.4%
Agile Group Holdings, Ltd.	1,060,747	991,983
A-Living Smart City Services Co., Ltd. (c)	164,250	584,448
Aoyuan Healthy Life Group Co., Ltd. (a) (b)	282,000	152,146
Beijing Capital Development Co., Ltd. Class A	408,500	330,395
Beijing North Star Co., Ltd. Class A	998,100	363,424
China Aoyuan Group, Ltd. (b)	738,000	389,636
China Evergrande Group (b)	1,284,600	486,800
China Fortune Land Development Co., Ltd. Class A (a)	176,210	109,483
China Jinmao Holdings Group, Ltd.	2,346,000	843,814
China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	354,119	709,994
China Overseas Grand Oceans Group, Ltd.	547,000	335,171
China Overseas Land & Investment, Ltd.	2,163,862	4,931,103
China Overseas Property Holdings, Ltd.	1,062,620	881,803
China Resources Land, Ltd.	1,646,555	6,948,203
See accompanying notes to financial statements.
57

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
China Resources Mixc Lifestyle Services, Ltd. (c)	317,800	$ 1,765,635
China SCE Group Holdings, Ltd.	526,000	184,463
China South City Holdings, Ltd.	2,732,000	231,625
China Vanke Co., Ltd. Class A	408,110	1,347,509
China Vanke Co., Ltd. Class H	1,103,464	3,019,247
CIFI Ever Sunshine Services Group, Ltd. (b)	622,000	1,240,061
CIFI Holdings Group Co., Ltd.	3,025,328	2,059,725
Colour Life Services Group Co., Ltd. (a) (b)	418,000	135,849
Country Garden Holdings Co., Ltd. (b)	4,531,505	4,685,967
Country Garden Services Holdings Co., Ltd.	940,000	7,426,153
ESR Cayman, Ltd. (a) (c)	475,600	1,444,887
Evergrande Property Services Group, Ltd. (a) (b) (c)	2,192,000	1,441,688
Gemdale Corp. Class A	288,200	500,130
GR Properties, Ltd. (a)	1,536,000	207,177
Grandjoy Holdings Group Co., Ltd. Class A (a)	491,700	276,553
Greenland Holdings Corp., Ltd. Class A	508,965	370,644
Greentown China Holdings, Ltd. (b)	490,000	741,485
Greentown Service Group Co., Ltd. (b)	816,000	880,502
Guangzhou R&F Properties Co., Ltd. Class H (b)	214,224	164,562
Hopson Development Holdings, Ltd.	428,700	1,525,437
Jiangsu Zhongnan Construction Group Co., Ltd. Class A	426,700	294,208
Jiayuan International Group, Ltd.	615,238	240,258
Jinke Properties Group Co., Ltd. Class A	516,000	412,544
Jinke Smart Services Group Co., Ltd. Class H	56,300	316,046
Kaisa Group Holdings, Ltd. (a)	1,398,285	380,796
KE Holdings, Inc. ADR (a)	262,411	4,791,625
KWG Group Holdings, Ltd.	1,157,306	1,131,342
KWG Living Group Holdings, Ltd.	532,902	394,304
Logan Group Co., Ltd.	602,000	629,480
Longfor Group Holdings, Ltd. (c)	941,000	4,339,553
Poly Developments & Holdings Group Co., Ltd. Class A	567,500	1,233,657
Poly Property Group Co., Ltd.	1,729,000	455,313
Poly Property Services Co., Ltd. Class H (b)	49,600	295,638
Powerlong Real Estate Holdings, Ltd.	486,000	365,219
Red Star Macalline Group Corp., Ltd. Class A (a)	344,360	500,480
Redco Properties Group, Ltd. (b) (c)	604,200	225,081
RiseSun Real Estate Development Co., Ltd. Class A	397,600	296,937
Ronshine China Holdings, Ltd. (a) (b)	211,000	105,437
Seazen Group, Ltd.	404,000	323,318
Seazen Holdings Co., Ltd. Class A	132,700	766,510
Shanghai Industrial Urban Development Group, Ltd.	466,400	40,741
See accompanying notes to financial statements.
58

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class A	244,300	$ 437,196
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class A	241,900	426,904
Shenzhen Investment, Ltd.	2,926,565	736,843
Shimao Group Holdings, Ltd.	659,441	1,207,971
Shimao Services Holdings, Ltd. (c)	318,000	657,679
Sino-Ocean Group Holding, Ltd.	2,258,712	443,929
Skyfame Realty Holdings, Ltd.	838,000	97,959
SOHO China, Ltd. (a) (b)	1,205,000	320,419
Sunac China Holdings, Ltd.	1,493,300	3,184,315
Sunac Services Holdings, Ltd. (c)	368,000	761,088
Times China Holdings, Ltd.	254,000	211,105
Xinji Shaxi Group Co., Ltd. (a) (b)	924,000	129,378
Yanlord Land Group, Ltd.	590,600	482,886
Yuexiu Property Co., Ltd.	1,078,000	1,013,656
Yuzhou Group Holdings Co., Ltd. (b)	1,901,397	280,887
Zhongtian Financial Group Co., Ltd. Class A (a)	942,200	397,085
		76,035,489
ROAD & RAIL — 0.2%
Beijing-Shanghai High Speed Railway Co., Ltd. Class A	925,300	682,434
China High Speed Railway Technology Co., Ltd. Class A (a)	967,354	337,240
Dazhong Transportation Group Co., Ltd. Class A (a)	814,000	426,297
DIDI Global, Inc. ADR (a) (b)	149,916	1,167,846
Guangshen Railway Co., Ltd. Class H (a)	2,020,000	373,658
		2,987,475
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.8%
Advanced Micro-Fabrication Equipment, Inc. China Class A (a)	30,325	713,253
Daqo New Energy Corp. ADR (a)	30,209	1,721,913
Flat Glass Group Co., Ltd. Class A	72,240	516,560
Flat Glass Group Co., Ltd. Class H (a) (b)	237,000	1,118,836
Gigadevice Semiconductor Beijing, Inc. Class A	36,725	825,032
Hangzhou Chang Chuan Technology Co., Ltd. Class A	52,600	389,243
Hangzhou First Applied Material Co., Ltd. Class A	36,020	707,675
Hangzhou Silan Microelectronics Co., Ltd. Class A	43,100	381,249
Hua Hong Semiconductor, Ltd. (a) (c)	386,000	2,003,224
Ingenic Semiconductor Co., Ltd. Class A	15,800	314,580
JA Solar Technology Co., Ltd. Class A	78,469	801,833
JinkoSolar Holding Co., Ltd. ADR (a) (b)	22,493	1,030,404
LONGi Green Energy Technology Co., Ltd. Class A	245,100	3,132,297
Montage Technology Co., Ltd. Class A	57,016	524,840
See accompanying notes to financial statements.
59

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
National Silicon Industry Group Co., Ltd. Class A (a)	88,393	$ 392,523
NAURA Technology Group Co., Ltd. Class A	31,200	1,767,823
Sanan Optoelectronics Co., Ltd. Class A	258,100	1,267,305
SG Micro Corp. Class A	17,900	922,818
Shanghai Fudan Microelectronics Group Co., Ltd. Class H (a) (b)	76,000	194,280
Shenzhen Goodix Technology Co., Ltd. Class A	22,100	379,337
Shenzhen SC New Energy Technology Corp. Class A	13,900	295,919
StarPower Semiconductor, Ltd. Class A	8,900	562,104
Tianjin Zhonghuan Semiconductor Co., Ltd. Class A	225,300	1,601,257
Tianshui Huatian Technology Co., Ltd. Class A	126,900	237,716
Unigroup Guoxin Microelectronics Co., Ltd. Class A	46,200	1,480,347
Will Semiconductor Co., Ltd. Class A	38,634	1,452,277
Xinyi Solar Holdings, Ltd.	2,411,162	4,943,337
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd. Class A	65,100	649,084
		30,327,066
SOFTWARE — 1.1%
360 Security Technology, Inc. Class A (a)	253,700	466,990
Agora, Inc. ADR (a)	35,033	1,015,957
Beijing Kingsoft Office Software, Inc. Class A	21,884	960,672
Beijing Shiji Information Technology Co., Ltd. Class A	119,600	472,174
Cheetah Mobile, Inc. ADR (a) (b)	2,469	4,024
China National Software & Service Co., Ltd. Class A	42,500	325,170
Genimous Technology Co., Ltd. Class A (a)	405,300	407,561
Hundsun Technologies, Inc. Class A	83,632	742,244
Iflytek Co., Ltd. Class A	104,900	859,809
Jiangsu Hoperun Software Co., Ltd. Class A (a)	36,400	169,761
Kingdee International Software Group Co., Ltd. (a)	1,510,000	5,052,957
Linklogis, Inc. Class B (a) (c)	484,500	499,148
Ming Yuan Cloud Group Holdings, Ltd. (b)	369,000	1,279,826
Newland Digital Technology Co., Ltd. Class A	49,698	118,354
OneConnect Financial Technology Co., Ltd. ADR (a)	26,142	107,182
Sangfor Technologies, Inc. Class A	27,300	992,343
Shanghai Baosight Software Co., Ltd. Class A	130,120	1,330,635
Thunder Software Technology Co., Ltd. Class A	58,400	1,132,801
Weimob, Inc. (a) (b) (c)	886,000	1,283,819
Yonyou Network Technology Co., Ltd. Class A	159,440	818,446
		18,039,873
SPECIALTY RETAIL — 0.9%
Chengdu Fusen Noble-House Industrial Co., Ltd. Class A	283,440	566,529
China Harmony Auto Holding, Ltd.	1,061,000	560,168
China Meidong Auto Holdings, Ltd.	238,000	1,195,404
See accompanying notes to financial statements.
60

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
China Tourism Group Duty Free Corp., Ltd. Class A	96,200	$ 3,875,426
China Yongda Automobiles Services Holdings, Ltd.	601,000	867,764
GOME Retail Holdings, Ltd. (a) (b)	8,587,279	805,266
Grand Baoxin Auto Group, Ltd. (a)	906,074	101,261
Hengdeli Holdings, Ltd. (a)	3,880,895	149,559
Pop Mart International Group, Ltd. (a) (b) (c)	366,600	2,507,685
Shanghai Yuyuan Tourist Mart Group Co., Ltd. Class A	400,683	633,866
Suning.com Co., Ltd. Class A (a)	419,600	324,420
Topsports International Holdings, Ltd. (c)	1,160,000	1,326,200
Zhongsheng Group Holdings, Ltd.	345,500	2,782,765
		15,696,313
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.8%
Canaan, Inc. ADR (a) (b)	64,576	394,559
China Greatwall Technology Group Co., Ltd. Class A	254,200	519,507
Ebang International Holdings, Inc. Class A (a) (b)	54,688	103,907
Inspur Electronic Information Industry Co., Ltd. Class A	152,440	673,627
Legend Holdings Corp. Class H (c)	192,300	373,007
Lenovo Group, Ltd.	3,990,000	4,290,020
Ninestar Corp. Class A	50,200	290,513
Shenzhen Transsion Holdings Co., Ltd. Class A	36,757	803,027
Xiaomi Corp. Class B (a) (c)	8,601,600	23,590,548
		31,038,715
TEXTILES, APPAREL & LUXURY GOODS — 2.3%
ANTA Sports Products, Ltd.	631,000	11,899,161
Bosideng International Holdings, Ltd. (b)	2,100,000	1,494,479
China Dongxiang Group Co., Ltd.	4,027,000	439,705
Golden Solar New Energy Technology Holdings, Ltd. (a) (b)	358,000	427,228
Lao Feng Xiang Co., Ltd. Class A	66,200	476,345
Li Ning Co., Ltd.	1,135,707	13,152,035
Shenzhou International Group Holdings, Ltd.	444,500	9,467,105
Suzhou TA&A Ultra Clean Technology Co., Ltd. Class A	27,500	457,410
Xtep International Holdings, Ltd. (b)	626,020	876,548
Zhejiang Semir Garment Co., Ltd. Class A	284,000	336,188
		39,026,204
TOBACCO — 0.4%
RLX Technology, Inc. ADR (a)	395,259	1,786,571
Smoore International Holdings, Ltd. (c)	940,000	4,383,241
		6,169,812
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Bohai Leasing Co., Ltd. Class A (a)	911,100	378,331
See accompanying notes to financial statements.
61

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
CITIC Resources Holdings, Ltd. (a)	2,506,000	$ 173,834
COSCO SHIPPING Development Co., Ltd. Class H	2,215,500	441,128
Jiangsu Guotai International Group Co., Ltd. Class A	304,320	602,133
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd. Class A	186,000	376,381
Xiamen C & D, Inc. Class A	398,600	516,315
Zall Smart Commerce Group, Ltd. (a) (b)	2,084,000	133,853
		2,621,975
TRANSPORTATION INFRASTRUCTURE — 0.6%
Anhui Expressway Co., Ltd. Class H	750,000	459,558
Beijing Capital International Airport Co., Ltd. Class H (a)	1,177,939	694,539
China Merchants Port Holdings Co., Ltd.	1,022,805	1,755,336
COSCO SHIPPING International Hong Kong Co., Ltd.	662,000	211,748
COSCO SHIPPING Ports, Ltd.	533,946	462,294
Dalian Port PDA Co., Ltd. Class H	150,000	14,644
Hainan Meilan International Airport Co., Ltd. Class H (a)	124,000	519,278
Jiangsu Expressway Co., Ltd. Class H	1,174,795	1,190,694
Qingdao Port International Co., Ltd. Class H (c)	1,146,000	599,156
Shanghai International Airport Co., Ltd. Class A (a)	94,200	645,855
Shanghai International Port Group Co., Ltd. Class A	987,300	931,617
Shenzhen Expressway Co., Ltd. Class H	560,000	555,349
Shenzhen International Holdings, Ltd.	794,111	1,022,139
Sichuan Expressway Co., Ltd. Class H	1,040,000	243,145
Yuexiu Transport Infrastructure, Ltd.	498,000	331,375
Zhejiang Expressway Co., Ltd. Class H	1,210,000	997,887
		10,634,614
WATER UTILITIES — 0.3%
Beijing Enterprises Water Group, Ltd.	3,870,000	1,521,224
Chengdu Xingrong Environment Co., Ltd. Class A	140,600	124,392
China Water Affairs Group, Ltd.	518,000	577,578
Chongqing Water Group Co., Ltd. Class A	597,600	563,896
Guangdong Investment, Ltd.	1,902,000	2,482,362
Luenmei Quantum Co., Ltd. Class A	146,100	211,657
		5,481,109
TOTAL COMMON STOCKS (Cost $1,665,131,588)		1,706,832,985
See accompanying notes to financial statements.
62

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 2.4%
State Street Navigator Securities Lending Portfolio II (f) (g) (Cost $41,896,566)	41,896,566	$ 41,896,566
TOTAL INVESTMENTS — 102.1% (Cost $1,707,028,154)		1,748,729,551
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.1)%		(36,758,388)
NET ASSETS — 100.0%		$ 1,711,971,163
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2021.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 12.6% of net assets as of September 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2021, total aggregate fair value of the security is $1,007,470, representing 0.06% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,705,603,318	$222,197	$1,007,470	$1,706,832,985
Short-Term Investment	41,896,566	—	—	41,896,566
TOTAL INVESTMENTS	$1,747,499,884	$222,197	$1,007,470	$1,748,729,551
See accompanying notes to financial statements.
63

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,413,349	$ 3,414,032	$199,450,539	$202,864,765	$194	$—	—	$ —	$ 2,230
State Street Navigator Securities Lending Portfolio II	14,659,266	14,659,266	396,222,399	368,985,099	—	—	41,896,566	41,896,566	277,314
Total		$18,073,298	$595,672,938	$571,849,864	$194	$—		$41,896,566	$279,544
See accompanying notes to financial statements.
64

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS
September 30, 2021

Security Description	Shares	Value
COMMON STOCKS — 98.8%
AUSTRALIA — 9.8%
BHP Group, Ltd. (a)	3,030,465	$ 82,330,438
Fortescue Metals Group, Ltd.	1,714,961	18,532,485
Glencore PLC (b)	11,275,528	53,493,030
Newcrest Mining, Ltd.	837,918	13,703,319
Rio Tinto, Ltd.	381,644	27,617,686
South32, Ltd.	4,863,235	12,400,745
Woodside Petroleum, Ltd.	724,543	12,498,167
		220,575,870
AUSTRIA — 1.4%
Mondi PLC	1,284,824	31,694,128
BRAZIL — 5.1%
Petroleo Brasileiro SA ADR	828,172	8,563,299
Suzano SA ADR (b)	1,879,659	18,796,590
Vale SA ADR	3,359,399	46,863,616
Wheaton Precious Metals Corp.	462,892	17,421,708
Yara International ASA	455,526	22,663,452
		114,308,665
CANADA — 10.6%
Agnico Eagle Mines, Ltd.	251,595	13,049,933
Barrick Gold Corp. (c)	861,699	15,555,951
Barrick Gold Corp. (c)	964,322	17,406,012
Canadian Natural Resources, Ltd.	897,164	32,796,041
Franco-Nevada Corp.	196,423	25,513,206
Kirkland Lake Gold, Ltd. (a)	276,536	11,516,785
Nutrien, Ltd. (a)(c)	379,250	24,610,761
Nutrien, Ltd. (c)	1,133,175	73,463,735
Suncor Energy, Inc.	1,138,383	23,597,062
		237,509,486
CHILE — 1.2%
Antofagasta PLC	356,497	6,546,900
Sociedad Quimica y Minera de Chile SA ADR	379,129	20,366,810
		26,913,710
CHINA — 1.0%
Wilmar International, Ltd.	7,533,919	23,363,140
COLOMBIA — 0.1%
Ecopetrol SA ADR (a)	115,574	1,658,487
See accompanying notes to financial statements.
65

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
FINLAND — 4.3%
Neste Oyj	325,773	$ 18,488,850
Stora Enso Oyj Class R	1,620,695	27,169,674
UPM-Kymmene Oyj	1,416,226	50,405,401
		96,063,925
FRANCE — 4.0%
TotalEnergies SE	1,887,801	90,435,481
HONG KONG — 0.3%
Nine Dragons Paper Holdings, Ltd.	4,460,000	5,494,325
INDIA — 2.4%
Reliance Industries, Ltd. GDR (d)	723,419	49,264,834
Vedanta, Ltd. ADR	307,315	4,695,773
		53,960,607
IRELAND — 1.6%
Smurfit Kappa Group PLC	687,511	36,158,370
ISRAEL — 0.6%
ICL Group, Ltd.	1,817,560	13,352,191
ITALY — 1.1%
Eni SpA	1,907,834	25,529,178
JAPAN — 1.3%
Nippon Steel Corp.	975,700	17,786,904
Sumitomo Metal Mining Co., Ltd.	281,800	10,266,789
		28,053,693
LUXEMBOURG — 1.0%
ArcelorMittal SA	716,347	21,967,366
NETHERLANDS — 3.1%
Royal Dutch Shell PLC Class A	3,094,970	69,064,870
NORWAY — 1.4%
Equinor ASA	813,151	20,740,393
Norsk Hydro ASA	1,399,990	10,508,044
		31,248,437
PERU — 0.2%
Southern Copper Corp.	82,747	4,645,417
RUSSIA — 4.5%
Gazprom PJSC ADR	2,701,183	26,974,013
LUKOIL PJSC ADR	161,511	15,475,984
MMC Norilsk Nickel PJSC ADR	588,601	17,616,828
See accompanying notes to financial statements.
66

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Novatek PJSC GDR	43,245	$ 11,421,005
Novolipetsk Steel PJSC GDR	110,763	3,294,092
Polymetal International PLC	271,804	4,610,407
Polyus PJSC GDR	60,876	5,004,007
Rosneft Oil Co. PJSC GDR	990,649	8,370,984
Severstal PAO GDR	187,439	3,947,465
Tatneft PJSC ADR (c)	115,410	5,057,266
Tatneft PJSC ADR (c)	941	39,437
		101,811,488
SOUTH AFRICA — 2.2%
Anglo American PLC	1,404,989	49,681,097
SOUTH KOREA — 1.0%
POSCO ADR	331,007	22,829,553
SPAIN — 0.6%
Repsol SA	1,056,562	13,834,429
SWEDEN — 1.1%
Svenska Cellulosa AB SCA Class B	1,590,558	24,798,636
SWITZERLAND — 1.1%
SIG Combibloc Group AG (b)	895,437	23,920,555
UNITED KINGDOM — 4.0%
BP PLC	15,168,555	69,599,948
DS Smith PLC	3,644,961	20,292,732
		89,892,680
UNITED STATES — 33.3%
Amcor PLC (c)	539,698	6,424,744
Amcor PLC (c)	1,228,617	14,239,671
Archer-Daniels-Midland Co.	640,692	38,447,927
Avery Dennison Corp.	95,014	19,687,851
Bunge, Ltd.	162,758	13,235,481
CF Industries Holdings, Inc.	246,778	13,775,148
Chevron Corp.	770,024	78,118,935
ConocoPhillips	537,429	36,421,563
Corteva, Inc.	845,325	35,571,276
Darling Ingredients, Inc. (b)	187,715	13,496,708
EOG Resources, Inc.	232,824	18,688,782
Exxon Mobil Corp.	1,686,592	99,205,341
FMC Corp.	148,242	13,573,038
Freeport-McMoRan, Inc.	1,510,563	49,138,614
Halliburton Co.	352,701	7,625,396
See accompanying notes to financial statements.
67

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Hess Corp.	108,820	$ 8,499,930
Ingredion, Inc.	76,400	6,800,364
International Paper Co.	449,068	25,111,883
Marathon Petroleum Corp.	254,291	15,717,727
Mosaic Co.	397,487	14,198,236
Newmont Corp.	825,907	44,846,764
Nucor Corp.	308,665	30,400,416
Occidental Petroleum Corp.	332,984	9,849,667
Packaging Corp. of America	109,259	15,016,557
Phillips 66	175,246	12,272,477
Pioneer Natural Resources Co.	92,610	15,420,491
Schlumberger NV	558,161	16,543,892
Scotts Miracle-Gro Co.	46,380	6,788,177
Sealed Air Corp.	173,367	9,498,778
Valero Energy Corp.	163,601	11,545,323
Westrock Co.	305,715	15,233,778
Weyerhaeuser Co. REIT	856,690	30,472,463
		745,867,398
ZAMBIA — 0.5%
First Quantum Minerals, Ltd.	557,700	10,323,294
TOTAL COMMON STOCKS (Cost $2,082,226,920)		2,214,956,476

SHORT-TERM INVESTMENTS — 1.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (e) (f)	1,937,796	1,938,183
State Street Navigator Securities Lending Portfolio II (g) (h)	21,489,098	21,489,098
TOTAL SHORT-TERM INVESTMENTS (Cost $23,427,281)		23,427,281
TOTAL INVESTMENTS — 99.8% (Cost $2,105,654,201)		2,238,383,757
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		4,585,146
NET ASSETS — 100.0%		$ 2,242,968,903
(a)	All or a portion of the shares of the security are on loan at September 30, 2021.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
See accompanying notes to financial statements.
68

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.2% of net assets as of September 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2021.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
At September 30, 2021, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Energy Sector Index (long)	185	12/17/2021	$9,389,165	$10,015,900	$ 626,735
S&P/TSX 60 Index (long)	15	12/16/2021	2,907,890	2,832,459	(75,431)
FTSE 100 Index (long)	55	12/17/2021	5,206,642	5,245,656	39,014
SFE S&P ASX Share Price Index 200 (long)	22	12/16/2021	2,938,033	2,897,455	(40,578)
CME E-Mini Materials Select Sector (long)	62	12/17/2021	5,482,640	5,171,420	(311,220)
Total unrealized appreciation/depreciation on open futures contracts.					$ 238,520
During the period ended September 30, 2021, average notional value related to futures contracts was $2,012,530.
See accompanying notes to financial statements.
69

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,214,956,476	$—	$—	$2,214,956,476
Short-Term Investments	23,427,281	—	—	23,427,281
TOTAL INVESTMENTS	$2,238,383,757	$—	$—	$2,238,383,757
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	665,749	—	—	665,749
TOTAL OTHER FINANCIAL INSTRUMENTS	$ 665,749	$—	$—	$ 665,749
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$2,239,049,506	$—	$—	$2,239,049,506
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts	(427,229)	—	—	(427,229)
TOTAL OTHER FINANCIAL INSTRUMENTS	$ (427,229)	$—	$—	$ (427,229)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Industry Breakdown as of September 30, 2021

% of Net Assets
Oil, Gas & Consumable Fuels	36.1%
Metals & Mining	30.0
Chemicals	10.6
Containers & Packaging	8.3
Paper & Forest Products	7.1
Food Products	4.2
Equity Real Estate Investment Trusts (REITs)	1.4
Energy Equipment & Services	1.1
Short-Term Investments	1.0
Other Assets in Excess of Liabilities	0.2
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
70

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	6,919	$ 6,921	$ 92,119,036	$ 90,187,101	$(673)	$—	1,937,796	$ 1,938,183	$ 2,078
State Street Navigator Securities Lending Portfolio II	52,456,729	52,456,729	481,179,278	512,146,909	—	—	21,489,098	21,489,098	192,185
Total		$52,463,650	$573,298,314	$602,334,010	$(673)	$—		$23,427,281	$194,263
See accompanying notes to financial statements.
71

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2021

Security Description	Shares	Value
COMMON STOCKS — 98.8%
AUSTRALIA — 8.5%
4DMedical, Ltd. (a)	173,874	$ 184,001
88 Energy, Ltd. (a)	9,413,160	197,188
Abacus Property Group REIT	204,591	524,642
Accent Group, Ltd.	276,730	447,767
Adairs, Ltd. (b)	75,250	220,145
Adelaide Brighton, Ltd.	238,372	556,167
Aeris Resources, Ltd. (a)	1,516,565	180,756
AET&D Holdings No. 1 Pty, Ltd. (a)(b)(c)	110,316	—
Alkane Resources, Ltd. (a)	228,068	140,033
Alliance Aviation Services, Ltd. (a)(b)	57,154	175,875
Altura Mining, Ltd. (a)(c)	31,575	—
AMA Group, Ltd. (a)(b)	412,234	132,511
American Pacific Borates, Ltd. (a)(b)	155,103	165,817
Anteotech, Ltd. (a)	1,299,913	248,833
APN Industria REIT (a)	142,856	356,012
Appen, Ltd.	36,744	237,817
Archer Materials, Ltd. (a)	162,007	203,040
Ardent Leisure Group, Ltd. (a)	183,209	215,716
Arena REIT	213,054	649,456
AUB Group, Ltd.	29,897	519,386
Audinate Group, Ltd. (a)(b)	46,713	337,431
Aurelia Metals, Ltd. (a)(b)	553,739	119,998
Aussie Broadband, Ltd. (a)	57,713	203,859
Austal, Ltd.	145,792	197,988
Australian Agricultural Co., Ltd. (a)(b)	196,292	208,434
Australian Ethical Investment, Ltd.	53,642	428,556
Australian Finance Group, Ltd.	154,699	309,539
Australian Pharmaceutical Industries, Ltd.	315,080	335,707
Australian Strategic Materials, Ltd. (a)	43,034	310,856
Aventus Group REIT	115,059	266,792
AVZ Minerals, Ltd. (a)	1,011,043	244,660
Baby Bunting Group, Ltd. (b)	91,111	365,926
Beach Energy, Ltd.	339,586	366,724
Bega Cheese, Ltd. (b)	91,268	354,690
Bellevue Gold, Ltd. (a)(b)	307,618	187,766
Betmakers Technology Group, Ltd. (a)	658,292	511,181
Bigtincan Holdings, Ltd. (a)(b)	191,596	176,459
Blackmores, Ltd.	8,498	583,652
Boss Energy, Ltd. (a)	943,018	160,079
BrainChip Holdings, Ltd. (a)(b)	587,057	167,504
See accompanying notes to financial statements.
72

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Bravura Solutions, Ltd.	97,431	$ 216,768
Bubs Australia, Ltd. (a)(b)	453,830	116,378
BWP Trust REIT	173,010	499,895
BWX, Ltd.	60,303	211,701
Calix, Ltd. (a)	68,241	257,314
Capricorn Metals, Ltd. (a)(b)	108,329	166,676
Carbon Revolution, Ltd. (a)(b)	62,951	55,477
Carnarvon Petroleum, Ltd. (a)(b)	560,227	127,474
Catapult Group International, Ltd. (a)	113,845	158,715
Cedar Woods Properties, Ltd.	65,954	290,616
Centuria Capital Group	169,303	417,030
Centuria Industrial REIT	134,353	361,996
Centuria Office REIT	123,279	223,517
Cettire, Ltd. (a)	122,480	289,308
Chalice Mining, Ltd. (a)	148,145	683,810
Charter Hall Retail REIT	391,042	1,129,877
Charter Hall Social Infrastructure REIT	177,396	458,749
City Chic Collective, Ltd. (a)	93,373	438,412
Clinuvel Pharmaceuticals, Ltd. (b)	21,272	658,580
Clover Corp., Ltd. (b)	65,063	72,847
Collins Foods, Ltd.	52,822	466,648
Cooper Energy, Ltd. (a)(b)	938,903	183,119
Core Lithium, Ltd. (a)	599,960	184,187
Costa Group Holdings, Ltd.	224,664	530,676
Credit Corp. Group, Ltd.	28,423	623,127
Cromwell Property Group REIT	415,587	240,159
Dacian Gold, Ltd. (a)	262,464	36,970
Data#3, Ltd.	46,158	159,709
De Grey Mining, Ltd. (a)	419,052	292,108
Deep Yellow, Ltd. (a)	219,262	147,297
Deterra Royalties, Ltd.	96,698	264,731
Dicker Data, Ltd. (b)	35,870	326,734
Dubber Corp., Ltd. (a)(b)	263,844	680,398
Eclipx Group, Ltd. (a)	151,425	270,173
Elders, Ltd.	74,215	655,641
Electro Optic Systems Holdings, Ltd. (a)(b)	46,887	116,170
Elmo Software, Ltd. (a)(b)	42,749	138,032
Emeco Holdings, Ltd. (b)	205,050	156,264
EML Payments, Ltd. (a)(b)	232,768	654,065
Eros STX Global Corp. (a)(b)	136,591	125,595
Estia Health, Ltd. (b)	102,892	170,202
EVENT Hospitality and Entertainment, Ltd. (a)	19,116	210,717
See accompanying notes to financial statements.
73

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Family Zone Cyber Safety, Ltd. (a)	366,418	$ 181,307
Firefinch, Ltd. (a)	428,462	188,795
G8 Education, Ltd. (a)(b)	27,124	20,573
GDI Property Group REIT	225,417	188,069
Genworth Mortgage Insurance Australia, Ltd.	91,864	147,315
Gold Road Resources, Ltd.	472,759	408,090
GrainCorp, Ltd. Class A	108,465	496,737
GUD Holdings, Ltd.	50,310	373,227
GWA Group, Ltd.	143,323	283,671
Hansen Technologies, Ltd.	100,758	402,488
Home Consortium, Ltd. REIT	48,597	268,546
Hotel Property Investments REIT	100,028	248,558
HUB24, Ltd. (b)	30,740	645,279
Humm Group, Ltd. (a)(b)	119,260	73,225
Imdex, Ltd.	321,260	538,384
Immutep, Ltd. ADR (a)(b)	52,100	201,627
Imugene, Ltd. (a)	2,245,980	778,744
Infomedia, Ltd. (b)	218,909	277,516
Ingenia Communities Group REIT	197,394	946,782
Inghams Group, Ltd. (b)	88,117	262,880
Integral Diagnostics, Ltd. (b)	66,374	235,891
Integrated Research, Ltd. (a)(b)	147,819	176,182
InvoCare, Ltd. (b)	132,819	1,128,276
ioneer, Ltd. (a)	743,053	338,149
IPH, Ltd.	107,599	717,394
Irongate Group REIT	219,274	238,381
iSignthis, Ltd. (a)(b)(c)	218,742	84,534
Johns Lyng Group, Ltd.	43,262	191,564
Jumbo Interactive, Ltd.	13,617	157,282
Jupiter Mines, Ltd.	989,391	157,231
Karoon Energy, Ltd. (a)	655,238	735,999
Kogan.com, Ltd. (a)(b)	65,398	519,170
Lifestyle Communities, Ltd.	34,593	551,241
Link Administration Holdings, Ltd.	196,914	625,860
Liontown Resources, Ltd. (a)	682,717	710,152
Lovisa Holdings, Ltd.	37,757	518,202
MA Financial Group, Ltd. (b)	34,294	180,838
MACA, Ltd.	325,282	153,904
Mach7 Technologies, Ltd. (a)	192,511	146,013
Mayne Pharma Group, Ltd. (a)(b)	972,493	200,207
McMillan Shakespeare, Ltd.	43,306	456,719
McPherson's, Ltd. (b)	69,361	54,111
See accompanying notes to financial statements.
74

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Medical Developments International, Ltd. (a)(b)	38,153	$ 142,760
Megaport, Ltd. (a)	71,215	864,229
Mesoblast, Ltd. (a)(b)	174,608	211,895
Mincor Resources NL (a)(b)	207,591	199,438
Minerals 260, Ltd. (a)	57,323	20,704
MNF Group, Ltd. (b)	50,652	242,948
Monadelphous Group, Ltd. (b)	48,618	319,936
Monash IVF Group, Ltd.	331,272	229,723
Money3 Corp., Ltd.	79,641	192,721
Mount Gibson Iron, Ltd.	60,940	21,130
Myer Holdings, Ltd. (a)	454,688	187,213
Naked Brand Group, Ltd. (a)	380,198	270,017
Nanosonics, Ltd. (a)	157,558	718,154
National Storage REIT	865,745	1,450,861
nearmap, Ltd. (a)(b)	206,116	282,143
Neometals, Ltd. (a)	315,586	194,909
New Hope Corp., Ltd. (b)	416,552	722,151
Nick Scali, Ltd.	43,349	355,718
Nickel Mines, Ltd.	736,940	500,389
Novonix, Ltd. (a)	134,324	645,243
NRW Holdings, Ltd.	204,587	231,281
Nufarm, Ltd. (a)	174,318	604,410
Nuix, Ltd. (a)	152,866	278,265
OceanaGold Corp. (a)(b)	334,695	546,883
OFX Group, Ltd.	234,697	268,711
Omni Bridgeway, Ltd. (a)	123,559	310,600
oOh!media, Ltd. (a)	300,101	384,781
Opthea, Ltd. (a)	169,216	162,570
Pact Group Holdings, Ltd.	54,435	149,814
Paladin Energy, Ltd. (a)	1,242,051	619,065
Paradigm Biopharmaceuticals, Ltd. (a)(b)	114,132	181,375
Peninsula Energy, Ltd. (a)	909,939	138,032
Perenti Global, Ltd.	454,138	268,998
Perpetual, Ltd.	31,854	879,663
Perseus Mining, Ltd. (a)	583,379	589,966
Platinum Asset Management, Ltd.	71,691	183,322
PointsBet Holdings, Ltd. (a)(b)	89,476	659,257
PolyNovo, Ltd. (a)(b)	360,529	501,324
PPK Group, Ltd. (b)	21,653	239,621
Praemium, Ltd. (a)(b)	296,625	230,337
Ramelius Resources, Ltd.	308,917	297,900
Red 5, Ltd. (a)(b)	1,299,913	197,188
See accompanying notes to financial statements.
75

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Redbubble, Ltd. (a)(b)	99,482	$ 318,344
Regis Resources, Ltd.	420,784	610,946
Reject Shop, Ltd. (a)(b)	31,437	144,199
Renascor Resources, Ltd. (a)	1,654,434	161,336
Resolute Mining, Ltd. (a)	554,948	166,360
Rhipe, Ltd. (b)	137,462	246,253
RPMGlobal Holdings, Ltd. (a)	147,558	207,315
Rural Funds Group REIT	199,273	382,893
Sandfire Resources, Ltd. (b)	224,604	889,090
SeaLink Travel Group, Ltd. (b)	39,687	255,144
Select Harvests, Ltd.	49,266	295,019
Senex Energy, Ltd.	41,540	110,724
Service Stream, Ltd.	233,635	150,202
Sigma Healthcare, Ltd.	466,521	208,935
Silver Lake Resources, Ltd. (a)	285,675	276,519
Silver Mines, Ltd. (a)	961,346	128,469
SmartGroup Corp., Ltd.	101,942	699,559
SolGold PLC (a)	706,508	265,781
Southern Cross Media Group, Ltd.	145,646	228,300
SpeedCast International, Ltd. (a)(b)(c)	131,112	—
Splitit, Ltd. (a)	126,706	38,899
St Barbara, Ltd.	373,225	361,263
Starpharma Holdings, Ltd. (a)(b)	248,151	238,405
Strike Energy, Ltd. (a)	609,920	116,753
Superloop, Ltd. (a)(b)	108,617	76,498
Syrah Resources, Ltd. (a)	304,749	234,444
Talga Group, Ltd. (a)(b)	174,988	183,284
Tassal Group, Ltd. (b)	150,772	383,364
Telix Pharmaceuticals, Ltd. (a)	146,205	636,836
Temple & Webster Group, Ltd. (a)(b)	34,325	311,669
Tiger Resources, Ltd. (a)(c)	2,464	—
Tyro Payments, Ltd. (a)(b)	107,335	301,605
United Malt Grp, Ltd.	110,253	326,529
Uniti Group, Ltd. (a)	301,269	842,196
Virtus Health, Ltd. (b)	87,332	372,828
Vista Group International, Ltd. (a)(b)	121,064	226,328
Vita Group, Ltd.	178	101
Vulcan Energy Resources, Ltd. (a)	37,729	355,114
Waypoint REIT	325,437	646,469
Webjet, Ltd. (a)(b)	172,262	788,908
Weebit Nano, Ltd. (a)	88,919	163,788
West African Resources, Ltd. (a)(b)	236,342	165,600
See accompanying notes to financial statements.
76

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Western Areas, Ltd.	135,935	$ 294,578
Westgold Resources, Ltd.	205,986	241,790
Whispir, Ltd. (a)(b)	121,895	200,756
Whitehaven Coal, Ltd. (a)	423,691	988,552
Wisr, Ltd. (a)	875,449	167,581
		69,975,109
AUSTRIA — 0.4%
AT&S Austria Technologie & Systemtechnik AG	12,930	493,763
DO & Co. AG (a)(b)	3,867	313,716
FACC AG (a)(b)	11,614	126,794
Palfinger AG	5,573	243,175
Porr AG (a)	8,315	148,405
S IMMO AG	32,059	741,609
S&T AG (b)	24,129	630,316
Schoeller-Bleckmann Oilfield Equipment AG (a)	5,160	208,708
		2,906,486
BELGIUM — 0.9%
AGFA-Gevaert NV (a)	96,356	444,454
Befimmo SA REIT	7,521	302,025
Biocartis Group NV (a)(b)(d)	18,678	82,691
Care Property Invest NV REIT	4,484	138,233
Econocom Group SA	51,651	199,038
Euronav NV	52,037	494,648
Fagron	24,456	479,001
Gimv NV	2,320	148,151
Intervest Offices & Warehouses NV REIT	14,261	390,882
Ion Beam Applications	11,471	252,592
Kinepolis Group NV (a)	9,180	595,793
Materialise NV ADR (a)	19,364	389,216
Mithra Pharmaceuticals SA (a)(b)	7,680	169,648
Ontex Group NV (a)	41,964	447,921
Orange Belgium SA	7,535	169,589
Recticel SA	31,334	521,477
Retail Estates NV REIT	5,617	411,421
Tessenderlo Group SA (a)	28,323	1,055,322
X-Fab Silicon Foundries SE (a)(d)	47,088	451,861
Xior Student Housing NV REIT (b)	3,634	205,317
		7,349,280
BERMUDA — 0.1%
Golar LNG, Ltd. (a)	39,624	513,923
See accompanying notes to financial statements.
77

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
BURKINA FASO — 0.0% (e)
IAMGOLD Corp. (a)(b)	102,100	$ 231,304
CANADA — 8.2%
Absolute Software Corp.	17,664	194,090
AcuityAds Holdings, Inc. (a)(b)	26,900	180,275
Advantage Energy, Ltd. (a)(b)	202,183	1,021,408
Aecon Group, Inc.	30,172	456,563
Ag Growth International, Inc. (b)	6,758	150,913
AGF Management, Ltd. Class B (b)	28,038	171,845
Aimia, Inc. (a)(b)	70,789	241,952
AirBoss of America Corp. (b)	6,600	188,542
Alaris Equity Partners Income	24,446	342,130
Alcanna, Inc. (a)	34,752	220,003
Aleafia Health, Inc. (a)(b)	117,672	26,472
Alexco Resource Corp. (a)(b)	62,943	94,401
Altius Minerals Corp. (b)	38,829	477,221
Americas Gold & Silver Corp. (a)(b)	68,591	54,684
Andlauer Healthcare Group, Inc. (b)	3,215	125,240
Artis Real Estate Investment Trust	86,809	779,112
Athabasca Oil Corp. (a)	291,000	211,327
Atrium Mortgage Investment Corp. (b)	37,066	418,103
Aurinia Pharmaceuticals, Inc. (a)	47,600	1,053,388
Aurora Cannabis, Inc. (a)(b)	109,101	755,272
AutoCanada, Inc. (a)(b)	17,599	644,447
Automotive Properties Real Estate Investment Trust	14,474	145,443
Aya Gold & Silver, Inc. (a)	35,600	218,908
Badger Infrastructure Solutions, Ltd. (b)	16,079	429,628
Baytex Energy Corp. (a)(b)	414,027	1,127,516
BELLUS Health, Inc. (a)(b)	70,040	427,366
Birchcliff Energy, Ltd. (b)	109,457	605,670
Boardwalk Real Estate Investment Trust	23,297	869,649
Burcon NutraScience Corp. (a)(b)	68,303	107,292
Calian Group, Ltd.	1,874	90,235
Calibre Mining Corp. (a)	74,197	79,067
Canaccord Genuity Group, Inc.	57,979	637,524
Capstone Mining Corp. (a)	94,500	367,751
Cardinal Energy, Ltd. (a)	66,000	217,768
Cascades, Inc.	27,113	335,368
Celestica, Inc. (a)	61,409	545,330
Cineplex, Inc. (a)	18,900	196,034
Civeo Corp. (a)	8,611	193,661
Cogeco, Inc.	4,650	331,081
See accompanying notes to financial statements.
78

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Colossus Minerals, Inc. (a)(b)(c)	390	$ —
Cominar Real Estate Investment Trust	114,377	901,943
Converge Technology Solutions Corp. (a)	87,600	716,372
Copper Mountain Mining Corp. (a)(b)	73,500	164,191
Corus Entertainment, Inc. Class B	169,496	759,946
Crescent Point Energy Corp. (b)	215,626	994,005
Denison Mines Corp. (a)	321,000	466,227
Diversified Royalty Corp.	66,117	144,567
Doman Building Materials Group, Ltd. (b)	61,788	309,708
Dorel Industries, Inc. Class B (a)	18,272	157,501
Dream Office Real Estate Investment Trust	38,112	691,934
DREAM Unlimited Corp. Class A	23,398	517,514
Dundee Precious Metals, Inc.	82,106	493,861
ElectraMeccanica Vehicles Corp. (a)	60,100	213,956
Endeavour Silver Corp. (a)(b)	87,243	357,415
Enerplus Corp. (b)	109,225	874,248
Enthusiast Gaming Holdings, Inc. (a)	50,300	181,451
Equinox Gold Corp. (a)(b)	97,800	645,387
ERO Copper Corp. (a)(b)	29,938	530,771
Essa Pharma, Inc. (a)	23,100	184,800
Exchange Income Corp.	23,332	816,440
Extendicare, Inc. (b)	48,727	282,319
Fiera Capital Corp. (b)	32,561	268,846
Firm Capital Mortgage Investment Corp. (b)	33,046	383,191
Fission Uranium Corp. (a)(b)	216,200	139,941
Fortuna Silver Mines, Inc. (a)(b)	115,173	452,746
GASFRAC Energy Services, Inc. (a)(c)	21,904	—
Global Atomic Corp. (a)	58,400	147,516
GoGold Resources, Inc. (a)	81,900	179,076
Golden Star Resources, Ltd. (a)(b)	54,626	130,010
GoldMining, Inc. (a)(b)	76,347	90,398
Goodfood Market Corp. (a)(b)	33,969	237,570
Gran Colombia Gold Corp. (b)	37,251	140,553
Great Basin Gold, Ltd. (a)(b)(c)	266,255	—
Hardwoods Distribution, Inc.	9,703	281,014
Headwater Exploration, Inc. (a)	59,400	213,340
Heroux-Devtek, Inc. (a)(b)	12,027	167,942
HEXO Corp. (a)(b)	125,672	230,145
Home Capital Group, Inc. (a)	34,186	1,001,415
Hudbay Minerals, Inc. (b)	170,159	1,061,101
Hut 8 Mining Corp. (a)(b)	37,400	314,410
i-80 Gold Corp. (a)(b)	33,425	82,055
See accompanying notes to financial statements.
79

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
IMV, Inc. (a)(b)	117,742	$ 193,317
Interfor Corp.	29,684	732,933
InterRent Real Estate Investment Trust	38,377	506,806
Intertape Polymer Group, Inc.	37,641	818,573
Jamieson Wellness, Inc. (b)(d)	17,491	500,078
K92 Mining, Inc. (a)	85,200	409,573
Karora Resources, Inc. (a)	58,473	152,777
Killam Apartment Real Estate Investment Trust	41,841	701,836
Knight Therapeutics, Inc. (a)	75,934	320,675
Largo Resources, Ltd. (a)	6,885	72,282
Laurentian Bank of Canada (b)	39,940	1,267,386
Liberty Gold Corp. (a)	80,685	56,684
LifeWorks, Inc. (b)	35,539	905,272
Lightstream Resources, Ltd. (a)(b)(c)	64,736	—
MAG Silver Corp. (a)(b)	54,437	881,322
Major Drilling Group International, Inc. (a)(b)	34,334	229,011
Marathon Gold Corp. (a)(b)	87,208	211,334
Martinrea International, Inc.	72,429	643,191
MEG Energy Corp. (a)(b)	109,741	856,722
Milestone Pharmaceuticals, Inc. (a)(b)	20,448	116,758
Mind Medicine MindMed, Inc. (a)(b)	81,300	189,429
Minto Apartment Real Estate Investment Trust (d)	20,111	354,961
Morguard North American Residential Real Estate Investment Trust	21,566	290,929
MTY Food Group, Inc. (b)	10,328	521,271
Mullen Group, Ltd.	62,527	635,709
Neptune Wellness Solutions, Inc. (a)(b)	298,171	178,877
New Gold, Inc. (a)(b)	358,580	379,285
New Pacific Metals Corp. (a)	55,100	183,109
NexGen Energy, Ltd. (a)(b)	159,514	758,002
NFI Group, Inc. (b)	35,976	677,008
North American Construction Group, Ltd. (b)	19,618	285,710
North West Co., Inc. (b)	29,710	793,142
NuVista Energy, Ltd. (a)	57,800	234,512
Optiva, Inc. (a)	2	34
Organigram Holdings, Inc. (a)(b)	197,399	454,991
Orla Mining, Ltd. (a)(b)	47,761	157,589
Osisko Mining, Inc. (a)(b)	94,472	175,245
Paramount Resources, Ltd. Class A	16,800	249,046
Parex Resources, Inc.	30,600	556,517
Park Lawn Corp. (b)	13,470	388,305
Peyto Exploration & Development Corp. (b)	44,454	345,989
See accompanying notes to financial statements.
80

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Points International, Ltd. (a)	21,523	$ 368,043
Polaris Infrastructure, Inc. (b)	28,629	390,955
Poseidon Concepts Corp. (a)(c)	43,064	—
Precision Drilling Corp. (a)(b)	13,051	527,459
Pretium Resources, Inc. (a)(b)	76,200	736,828
Profound Medical Corp. (a)(b)	9,156	133,634
PyroGenesis Canada, Inc. (a)(b)	45,500	183,889
Real Matters, Inc. (a)(b)	39,213	310,770
Recipe Unlimited Corp. (a)	873	13,424
Repare Therapeutics, Inc. (a)	6,600	173,184
Richelieu Hardware, Ltd.	14,694	483,208
Rogers Sugar, Inc. (b)	66,426	283,144
Russel Metals, Inc. (b)	34,951	837,875
Sabina Gold & Silver Corp. (a)	98,422	113,428
Sandstorm Gold, Ltd. (a)(b)	109,530	630,283
Savaria Corp. (b)	24,680	399,369
Seabridge Gold, Inc. (a)(b)	24,642	379,497
Secure Energy Services, Inc.	56,000	210,412
ShawCor, Ltd. (a)	54,064	241,546
Sienna Senior Living, Inc. (b)	39,821	452,008
Sierra Wireless, Inc. (a)(b)	18,029	279,077
Silvercorp Metals, Inc. (b)	65,712	250,534
SilverCrest Metals, Inc. (a)(b)	57,211	399,666
Skeena Resources, Ltd. (a)	18,700	185,398
Slate Grocery REIT	11,477	117,773
Slate Office REIT	37,810	155,198
Sleep Country Canada Holdings, Inc. (d)	17,645	467,989
Solaris Resources, Inc. (a)(b)	19,500	169,472
Southern Pacific Resource Corp. (a)(c)	281,142	—
Sprott, Inc.	13,439	494,024
Sundial Growers, Inc. (a)(b)	849,400	575,978
SunOpta, Inc. (a)(b)	33,153	296,056
Tamarack Valley Energy, Ltd. (a)	88,800	223,603
Taseko Mines, Ltd. (a)(b)	100,400	188,619
TECSYS, Inc.	4,500	203,749
Theratechnologies, Inc. (a)(b)	56,527	212,392
Timbercreek Financial Corp. (b)	26,854	204,344
Torex Gold Resources, Inc. (a)	39,629	396,024
Transat AT, Inc. (a)(b)	43,477	152,376
Transcontinental, Inc. Class A (b)	35,647	566,143
Trillium Therapeutics, Inc. (a)(b)	51,451	904,053
Trisura Group, Ltd. (a)(b)	16,348	557,988
See accompanying notes to financial statements.
81

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
True North Commercial Real Estate Investment Trust	52,780	$ 301,636
Twin Butte Energy, Ltd. (a)(c)	83,708	—
Uni-Select, Inc. (a)(b)	40,255	563,700
Valens Co., Inc (a)(b)	138,103	254,000
Valeura Energy, Inc. (a)	162	56
Vermilion Energy, Inc. (a)	84,010	830,252
Victoria Gold Corp. (a)	13,300	158,212
Village Farms International, Inc. (a)(b)	21,996	183,698
Wajax Corp.	12,402	224,672
Wallbridge Mining Co., Ltd. (a)(b)	205,087	85,800
Well Health Technologies Corp. (a)(b)	62,188	347,548
Wesdome Gold Mines, Ltd. (a)(b)	95,913	768,455
Western Forest Products, Inc.	199,139	345,823
Westport Fuel Systems, Inc. (a)(b)	58,600	192,427
Westshore Terminals Investment Corp. (b)	30,521	589,050
WPT Industrial Real Estate Investment Trust	8,845	191,443
Xenon Pharmaceuticals, Inc. (a)	28,708	438,658
Zymeworks, Inc. (a)(b)	21,725	630,894
		68,020,430
CHINA — 0.4%
Beijing Tong Ren Tang Chinese Medicine Co., Ltd. (b)	87,000	114,217
BOE Varitronix, Ltd. (b)	163,000	155,784
China Glass Holdings, Ltd. (a)	508,000	157,268
China Shandong Hi-Speed Financial Group, Ltd. (a)	4,206,000	270,147
China Tobacco International HK Co., Ltd. (b)	180,000	384,295
China Yuchai International, Ltd.	8,573	116,507
GCL New Energy Holdings, Ltd. (a)(b)	4,646,000	179,045
Greenland Hong Kong Holdings, Ltd.	189,000	47,343
Hongguang Lighting Holdings Co., Ltd. (a)	209,000	190,887
Inspur International, Ltd. (a)	350,000	213,561
Road King Infrastructure, Ltd.	511,482	517,090
Towngas China Co., Ltd. (a)	197,080	123,038
Vesync Co., Ltd. (b)	134,000	191,413
VSTECS Holdings, Ltd.	536,000	482,663
Zensun Enterprises, Ltd. (b)	240,684	181,487
		3,324,745
COLOMBIA — 0.0% (e)
Canacol Energy, Ltd. (b)	54,420	145,195
Gran Tierra Energy, Inc. (a)	180,114	132,222
		277,417
See accompanying notes to financial statements.
82

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
DENMARK — 1.0%
Alm Brand A/S	21,200	$ 148,688
AMAG Pharmaceuticals, Inc. (a)(c)	308,573	—
Asetek A/S (a)	14,112	51,247
Atlantic Sapphire ASA (a)(b)	15,301	60,999
Bang & Olufsen A/S (a)	54,961	258,868
Better Collective A/S (a)(b)	13,171	280,626
cBrain A/S	8,875	494,508
Cementir Holding NV	36,427	355,046
Drilling Co. of 1972 A/S (a)	16,724	628,704
FLSmidth & Co. A/S	10,926	381,791
H&H International A/S Class B (a)	32,347	1,126,783
Matas A/S	28,076	529,480
NNIT A/S (d)	8,236	156,862
NTG Nordic Transport Group A/S Class A (a)	4,981	386,612
Orphazyme A/S (a)	43,411	182,816
Per Aarsleff Holding A/S	12,281	502,449
RTX A/S	4,380	112,639
Scandinavian Tobacco Group A/S Class A (d)	31,664	626,262
Spar Nord Bank A/S	36,932	429,984
Sydbank A/S	36,552	1,093,808
Zealand Pharma A/S (a)	23,028	663,983
		8,472,155
EGYPT — 0.1%
Centamin PLC	441,011	568,592
Energean PLC (a)	35,311	420,887
		989,479
FINLAND — 0.7%
Aktia Bank Oyj	25,234	339,826
BasWare Oyj (a)	2,205	82,542
Bittium Oyj (b)	11,281	77,137
Caverion Oyj	68,417	534,427
Citycon Oyj (b)	52,692	423,197
Finnair Oyj (a)(b)	332,294	261,876
F-Secure Oyj	67,684	376,523
Harvia Oyj	6,389	340,609
Kamux Corp.	15,206	225,751
Marimekko Oyj	3,200	252,929
Musti Group Oyj (a)	9,206	329,681
Oriola Oyj Class B	37,188	76,544
Raisio Oyj Class V	48,143	189,425
See accompanying notes to financial statements.
83

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Remedy Entertainment Oyj	4,249	$ 192,790
Revenio Group Oyj	10,827	688,255
Rovio Entertainment Oyj (b)(d)	12,774	85,496
Talenom Oyj	13,887	224,999
Tecnotree Oyj (a)	137,353	190,067
Terveystalo Oyj (d)	28,133	352,131
Tokmanni Group Corp.	23,271	567,987
YIT Oyj	75,695	400,911
		6,213,103
FRANCE — 1.8%
AB Science SA (a)	22,316	333,117
Akka Technologies (a)	8,313	459,559
AKWEL	10,765	268,236
Albioma SA	12,802	504,454
Aubay	5,689	320,762
Bastide le Confort Medical	1,807	93,926
Beneteau SA (a)	29,674	440,889
Bigben Interactive	23,635	441,008
Boiron SA	3,455	162,970
Bonduelle SCA	13,853	345,181
Carbios (a)	4,913	236,298
Cellectis SA (a)	29,973	389,751
Chargeurs SA	10,186	307,876
Cie des Alpes (a)	6,041	104,038
Claranova SADIR (a)	47,946	345,905
Coface SA (a)	44,789	565,280
Cromwell European Real Estate Investment Trust	69,400	209,925
DBV Technologies SA (a)	25,079	251,647
Derichebourg SA (a)	31,712	367,159
Elior Group SA (a)(d)	65,438	524,050
Esker SA	2,029	620,798
Etablissements Maurel et Prom SA (a)	2,104	5,608
Fnac Darty SA	12,927	850,963
Focus Home Interactive SA (a)	1,866	104,994
GL Events (a)	9,471	174,745
Innate Pharma SA (a)	54,350	342,345
Kaufman & Broad SA	9,775	408,401
LNA Sante SA	7,805	459,517
Maisons du Monde SA (d)	30,106	608,854
Manitou BF SA	6,385	214,227
McPhy Energy SA (a)	5,334	107,749
Mersen SA	8,050	298,079
See accompanying notes to financial statements.
84

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Nanobiotix SA (a)	14,406	$ 165,539
Nicox (a)	18,698	68,261
Novacyt SA (a)	35,618	134,158
Poxel SA (a)	17,236	118,456
Quadient SA	19,484	469,684
Rallye SA (a)	12,934	87,391
Sequans Communications SA ADR (a)(b)	25,712	112,876
SMCP SA (a)(d)	30,105	239,696
Solutions 30 SE (a)	78,992	778,156
Technicolor SA (a)	61,940	210,331
Vallourec SA (a)	57,332	501,659
Valneva SE (a)	45,630	717,092
Verimatrix SA (a)	34,214	51,945
Vilmorin & Cie SA	4,256	253,037
		14,776,592
GABON — 0.0% (e)
BW Energy, Ltd. (a)(b)	10,801	34,522
GERMANY — 3.2%
2G Energy AG	1,470	176,840
Aareal Bank AG	32,308	900,138
ADVA Optical Networking SE (a)	12,901	184,802
Affimed NV (a)	70,018	432,711
Allgeier SE	2,394	65,756
Amadeus Fire AG	3,378	699,207
Atoss Software AG	945	196,261
Aumann AG (a)(d)	367	6,499
AURELIUS Equity Opportunities SE & Co. KGaA	16,458	507,368
Bertrandt AG	3,045	177,509
bet-at-home.com AG	1,886	51,694
Bilfinger SE	20,903	731,127
Borussia Dortmund GmbH & Co. KGaA (a)	42,257	235,858
CECONOMY AG (a)	111,739	483,294
Cewe Stiftung & Co. KGaA	3,390	454,960
Corestate Capital Holding SA (a)(b)	17,222	227,338
CropEnergies AG	13,561	188,913
Datagroup SE (a)	2,574	236,264
Deutsche Beteiligungs AG	8,404	349,172
Deutsche EuroShop AG	23,870	487,719
Deutsche Pfandbriefbank AG (d)	100,329	1,138,577
Deutz AG (a)	65,437	570,683
DIC Asset AG	45,736	808,868
See accompanying notes to financial statements.
85

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Dr Hoenle AG	1,470	$ 68,998
Draegerwerk AG & Co. KGaA Preference Shares	5,283	433,183
Elmos Semiconductor SE	10,793	549,125
ElringKlinger AG (a)	14,167	190,294
GFT Technologies SE	12,625	417,736
Hamborner REIT AG	52,427	568,109
Hamburger Hafen und Logistik AG	13,098	294,491
Heidelberger Druckmaschinen AG (a)	79,446	182,122
Home24 SE (a)	11,038	181,653
Hornbach Baumarkt AG	4,298	194,265
Hornbach Holding AG & Co. KGaA	6,904	897,756
Indus Holding AG	23,323	897,402
Instone Real Estate Group SE (d)	10,790	308,250
Jenoptik AG	25,916	880,036
JOST Werke AG (d)	8,300	470,383
Jumia Technologies AG ADR (a)	36,278	674,408
Kloeckner & Co. SE (a)	60,074	754,014
Koenig & Bauer AG (a)	9,277	284,379
Leoni AG (a)	15,930	251,269
LPKF Laser & Electronics AG	8,977	204,957
Marley Spoon AG (a)	73,044	79,145
MBB SE	2,578	394,386
Medios AG (a)	3,970	168,398
Mensch und Maschine Software SE	1,663	112,364
MorphoSys AG (a)	10,105	480,159
Nagarro SE (a)	2,394	420,341
New Work SE	952	233,904
Norma Group SE	18,447	782,904
Northern Data AG (a)	4,008	344,200
Pfeiffer Vacuum Technology AG	3,974	849,285
PVA TePla AG (a)	8,625	377,847
SAF-Holland SE (a)	34,561	465,833
SFC Energy AG (a)	6,893	225,679
SGL Carbon SE (a)	16,209	176,959
Sirius Real Estate, Ltd.	304,404	536,860
SMA Solar Technology AG	8,178	352,198
SNP Schneider-Neureither & Partner SE (a)	2,789	171,151
Stabilus SA	9,018	632,833
STRATEC SE	2,058	291,939
SUESS MicroTec SE (a)	11,260	291,010
Takkt AG	17,524	278,645
Vossloh AG	4,436	236,234
See accompanying notes to financial statements.
86

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Westwing Group AG (a)	5,294	$ 198,912
		26,115,574
GHANA — 0.1%
Tullow Oil PLC (a)(b)	1,059,925	732,582
GREECE — 0.0% (e)
TT Hellenic Postbank SA (a)(c)	129,076	—
HONG KONG — 1.6%
Aidigong Maternal & Child Health, Ltd. (a)(b)	3,584,000	414,354
Apollo Future Mobility Group, Ltd. (a)(b)	1,469,072	96,244
Ban Loong Holdings, Ltd. (a)(b)	4,788,000	172,216
Beijing Gas Blue Sky Holdings, Ltd. (a)(c)	2,888,000	21,517
Bright Smart Securities & Commodities Group, Ltd.	1,368,000	254,809
Cafe de Coral Holdings, Ltd.	177,191	325,491
Canvest Environmental Protection Group Co., Ltd.	479,000	264,585
China Baoli Technologies Holdings, Ltd. (a)	1,245,500	68,798
China Household Holdings Ltd. (a)(c)	780,000	—
China Ocean Resources Co., Ltd. (a)(b)(c)	26,593	—
China Youzan, Ltd. (a)	6,444,000	811,227
Chow Sang Sang Holdings International, Ltd.	68,000	101,852
CMBC Capital Holdings, Ltd. (b)	5,070,000	63,826
C-Mer Eye Care Holdings, Ltd. (b)	360,000	369,496
Dah Sing Financial Holdings, Ltd.	42,000	125,439
EC Healthcare	138,000	186,845
Esprit Holdings, Ltd. (a)(b)	1,059,400	93,901
Fairwood Holdings, Ltd.	160,000	342,417
Far East Consortium International, Ltd.	604,461	204,990
Giordano International, Ltd.	1,452,000	283,512
Global Cord Blood Corp. (a)(b)	7,857	36,692
Glory Sun Financial Group, Ltd. (a)	4,160,000	133,062
Gold Financial Holdings Ltd. (a)(c)	1,158,000	—
Haitong International Securities Group, Ltd. (b)	847,000	224,136
HKBN, Ltd.	353,500	417,317
Hong Kong ChaoShang Group, Ltd. (a)(b)	824,000	97,381
Hong Kong Technology Venture Co., Ltd. (b)	336,000	475,644
Huanxi Media Group, Ltd. (a)	1,120,000	217,248
Hutchison Port Holdings Trust Stapled Security	1,582,100	379,704
Hutchison Telecommunications Hong Kong Holdings, Ltd.	734,000	114,089
International Alliance Financial Leasing Co., Ltd. (a)(d)	621,000	205,813
K Wah International Holdings, Ltd.	1,154,238	468,536
Lee's Pharmaceutical Holdings, Ltd. (b)	213,000	106,436
Lifestyle International Holdings, Ltd. (a)	94,500	51,349
See accompanying notes to financial statements.
87

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Long Well International Holdings Ltd (a)(c)	2,380,000	$ —
Luk Fook Holdings International, Ltd.	158,000	405,927
Modern Dental Group, Ltd.	204,000	207,547
New Frontier Health Corp. (a)(b)	42,400	476,152
OCI International Holdings, Ltd. (a)	400,000	186,521
Pacific Textiles Holdings, Ltd.	500,000	253,062
PAX Global Technology, Ltd.	433,000	547,879
Peace Mark Holdings, Ltd. (a)(c)	504,228	—
Perfect Medical Health Management, Ltd.	470,000	358,025
Prosperity REIT	592,000	235,746
Realord Group Holdings, Ltd. (a)(b)	146,000	186,798
Sa Sa International Holdings, Ltd. (a)(b)	733,248	163,893
Shun Tak Holdings, Ltd. (a)	1,006,849	270,316
SmarTone Telecommunications Holdings, Ltd.	237,792	134,709
SMI Culture & Travel Group Holdings Ltd. (a)(b)(c)	608,081	—
Stella International Holdings, Ltd.	162,000	208,102
Sun Hung Kai & Co., Ltd.	341,000	175,655
Sunlight Real Estate Investment Trust	559,000	322,418
Superb Summit International Group Ltd. (a)(b)(c)	1,685,500	—
Television Broadcasts, Ltd. (a)	188,516	148,931
Texhong Textile Group, Ltd.	231,500	335,445
Truly International Holdings, Ltd.	866,000	250,300
Value Partners Group, Ltd.	446,000	225,731
Viva China Holdings, Ltd. (b)	1,328,000	249,064
Yuexiu Real Estate Investment Trust	500,000	235,078
Zhuguang Holdings Group Co., Ltd. (b)	1,366,000	307,079
		13,013,304
INDONESIA — 0.1%
First Pacific Co., Ltd.	1,368,000	492,045
First Resources, Ltd.	226,400	271,827
		763,872
IRAQ — 0.1%
Genel Energy PLC	116,992	224,631
Gulf Keystone Petroleum, Ltd.	171,231	466,376
		691,007
IRELAND — 0.6%
C&C Group PLC (a)	181,052	574,662
Cairn Homes PLC (a)	166,139	219,503
COSMO Pharmaceuticals NV (a)(b)	2,326	200,722
Dalata Hotel Group PLC (a)(b)	143,494	681,840
See accompanying notes to financial statements.
88

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Fineos Corp., Ltd. ADR (a)	52,665	$ 164,724
Glenveagh Properties PLC (a)(d)	243,093	311,596
Greencore Group PLC (a)	388,681	739,998
Hibernia REIT PLC	401,708	543,774
Irish Continental Group PLC (a)	81,665	408,396
Irish Residential Properties REIT PLC	376,662	630,353
Origin Enterprises PLC	63,436	236,732
Uniphar PLC (a)	68,953	332,438
		5,044,738
ISRAEL — 2.9%
Africa Israel Properties, Ltd. (a)	6,036	313,386
Airport City, Ltd. (a)	1	15
Allot, Ltd. (a)	19,231	285,773
AudioCodes, Ltd. (b)	16,534	538,016
Augwind Energy Tech Storage, Ltd. (a)	4,742	68,349
Azorim-Investment Development & Construction Co., Ltd. (a)	57,138	244,410
BATM Advanced Communications, Ltd. (a)(b)	143,858	174,574
Bet Shemesh Engines Holdings 1997, Ltd. (a)	8,343	181,800
Blue Square Real Estate, Ltd.	2,363	176,008
Camtek, Ltd. (a)	4,800	194,448
Cellcom Israel, Ltd. (a)	37,283	130,011
Ceragon Networks, Ltd. (a)(b)	49,786	173,753
Clal Insurance Enterprises Holdings, Ltd. (a)	40,740	871,336
Cognyte Software, Ltd. (a)	27,300	561,015
Compugen, Ltd. (a)(b)	57,224	341,627
Danel Adir Yeoshua, Ltd.	1,557	304,050
Delek Automotive Systems, Ltd.	24,932	316,852
Delek Group, Ltd. (a)	4,753	336,644
Delta Galil Industries, Ltd.	5,956	297,232
Elco, Ltd.	4,245	262,899
Electra Consumer Products 1970, Ltd.	5,444	265,606
Electreon Wireless, Ltd. (a)	2,296	117,001
Energix-Renewable Energies, Ltd.	78,162	331,192
Enlight Renewable Energy, Ltd. (a)	349,706	760,624
Equital, Ltd. (a)	8,862	249,796
Fattal Holdings 1998, Ltd. (a)	2,916	262,844
FIBI Holdings, Ltd.	5,030	212,510
Formula Systems 1985, Ltd.	6,329	618,746
Fox Wizel, Ltd.	3,443	434,250
Gamida Cell, Ltd. (a)(b)	70,016	274,463
Gazit-Globe, Ltd.	106,556	755,039
Gilat Satellite Networks, Ltd.	21,600	194,184
See accompanying notes to financial statements.
89

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Hilan, Ltd.	4,358	$ 245,852
IDI Insurance Co., Ltd.	7,335	257,827
Innoviz Technologies, Ltd. (a)	35,100	202,176
Inrom Construction Industries, Ltd.	78,514	389,388
Isracard, Ltd.	64,571	269,400
Israel Canada T.R, Ltd.	100,044	433,835
Isras Investment Co., Ltd.	1,313	296,205
Itamar Medical Ltd. ADR (a)	5,261	158,987
Ituran Location & Control, Ltd.	14,608	370,897
Kamada, Ltd. (a)	17,010	90,213
Magic Software Enterprises, Ltd.	12,817	256,340
Matrix IT, Ltd.	16,241	432,989
Mediterranean Towers, Ltd.	49,848	153,832
Mega Or Holdings, Ltd.	7,521	279,751
Menora Mivtachim Holdings, Ltd.	9,721	200,859
Migdal Insurance & Financial Holding, Ltd. (a)	390,134	573,202
Nano Dimension, Ltd. ADR (a)(b)	120,389	678,994
Nano-X Imaging, Ltd. (a)(b)	13,900	312,750
Oil Refineries, Ltd. (a)	2,155,263	488,352
One Software Technologies, Ltd.	15,929	257,192
OPC Energy, Ltd. (a)	23,448	214,482
Oramed Pharmaceuticals, Inc. (a)	13,300	292,334
Partner Communications Co., Ltd. (a)	59,403	276,010
Paz Oil Co., Ltd. (a)	6,196	674,115
Perion Network, Ltd. (a)(b)	25,227	437,184
RADA Electronic Industries, Ltd. (a)(b)	27,393	291,462
Radware, Ltd. (a)	27,930	941,800
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	4,946	355,372
Redhill Biopharma, Ltd. ADR (a)(b)	29,916	137,015
REIT 1, Ltd.	126,496	747,727
Sapiens International Corp. NV	27,008	782,744
Sella Capital Real Estate, Ltd. REIT	153,509	454,415
Silicom, Ltd. (a)	7,118	307,854
Sisram Medical, Ltd. (d)	109,200	159,634
Summit Real Estate Holdings, Ltd. (a)	12,663	222,358
Taboola.com, Ltd. (a)	49,979	422,822
Tel Aviv Stock Exchange, Ltd.	32,838	174,565
Tufin Software Technologies, Ltd. (a)(b)	18,310	179,987
		23,669,374
ITALY — 1.4%
AMCO - Asset Management Co. SpA (a)(b)(c)	2,346	—
Anima Holding SpA (d)	162,581	779,130
See accompanying notes to financial statements.
90

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Arnoldo Mondadori Editore SpA (a)	156,682	$ 328,672
Ascopiave SpA	40,642	163,680
Avio SpA	7,451	93,952
Banca IFIS SpA	14,977	290,566
Banca Monte dei Paschi di Siena SpA (a)(b)	178,468	223,589
Banca Sistema SpA (a)(b)(d)	102,359	269,288
BFF Bank SpA (d)	49,391	480,544
Biesse SpA (a)	12,558	393,834
Danieli & C Officine Meccaniche SpA	18,087	345,872
Datalogic SpA	5,936	120,323
Digital Bros SpA	5,996	230,431
doValue SpA (d)	23,377	271,469
El.En. SpA	41,189	675,942
Esprinet SpA	28,811	377,647
Eurotech SpA (a)(b)	40,768	236,713
Fila SpA	11,536	129,685
Fincantieri SpA (a)(b)	145,856	120,948
Illimity Bank SpA (a)	17,690	279,645
Immobiliare Grande Distribuzione SIIQ SpA REIT (a)	23,031	104,632
Italmobiliare SpA	2,403	82,295
Juventus Football Club SpA (a)(b)	398,939	333,817
Kaleyra, Inc. (a)	18,400	202,584
Maire Tecnimont SpA (b)	68,718	268,230
MARR SpA (a)	13,442	329,332
OVS SpA (a)(d)	272,781	726,489
Piaggio & C SpA	91,617	317,052
Prima Industrie SpA (a)	452	9,534
RAI Way SpA (d)	52,589	318,149
Retelit SpA (b)	153,853	554,538
Safilo Group SpA (a)(b)	67,657	112,912
Societa Cattolica Di Assicurazione SPA (a)	88,417	722,932
Tamburi Investment Partners SpA	72,551	770,200
Tinexta SpA	9,379	392,834
Unieuro SpA (d)	21,229	466,479
		11,523,939
JAPAN — 34.5%
3-D Matrix, Ltd. (a)	111,600	304,068
77 Bank, Ltd.	38,000	434,578
Access Co., Ltd. (a)	10,500	94,295
Achilles Corp.	2,100	25,371
Adastria Co., Ltd.	10,000	184,181
Advanced Media, Inc. (a)	16,500	114,165
See accompanying notes to financial statements.
91

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Adways, Inc.	10,500	$ 74,533
Aeon Delight Co., Ltd.	15,800	503,419
Aeon Fantasy Co., Ltd.	7,900	153,575
Ai Holdings Corp.	22,500	478,535
AI inside, Inc. (a)	1,900	153,430
Aichi Bank, Ltd.	8,100	263,527
Aichi Steel Corp.	3,200	76,462
Aida Engineering, Ltd.	32,500	307,304
Aiful Corp.	131,876	445,595
Aiming, Inc. (a)	23,600	75,935
Airtrip Corp. (a)(b)	10,400	410,128
Aisan Industry Co., Ltd.	31,600	239,319
Akatsuki, Inc.	2,300	66,171
Akebono Brake Industry Co., Ltd. (a)	77,000	151,136
Akita Bank, Ltd.	1,800	23,521
ALBERT, Inc. (a)(b)	900	41,138
Albis Co., Ltd. (b)	4,700	100,466
Alconix Corp.	15,800	229,406
Altech Corp.	16,780	310,109
Amiyaki Tei Co., Ltd.	1,700	44,643
Amuse, Inc.	9,300	198,294
Anest Iwata Corp.	25,900	216,810
AnGes, Inc. (a)(b)	50,700	313,538
Anicom Holdings, Inc.	50,600	429,924
Aomori Bank, Ltd.	7,600	146,380
Arakawa Chemical Industries, Ltd.	15,800	174,745
Arata Corp.	7,300	288,860
Arcland Sakamoto Co., Ltd.	10,400	162,746
Arcland Service Holdings Co., Ltd.	10,400	223,799
Arcs Co., Ltd.	27,100	550,865
Arealink Co., Ltd.	4,100	53,650
Argo Graphics, Inc.	15,800	471,557
Arisawa Manufacturing Co., Ltd.	15,800	126,598
Aruhi Corp.	15,800	184,941
Asahi Holdings, Inc.	51,546	937,830
ASAHI YUKIZAI Corp.	10,500	139,279
Asanuma Corp. (b)	8,200	338,069
Asia Pile Holdings Corp.	6,600	28,512
ASKA Pharmaceutical Holdings Co., Ltd.	10,500	101,165
ASKUL Corp.	26,700	392,454
Atom Corp. (b)	16,300	114,973
Atrae, Inc. (a)	22,500	480,955
See accompanying notes to financial statements.
92

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Autobacs Seven Co., Ltd.	26,600	$ 354,508
Avex, Inc. (b)	20,300	272,183
Awa Bank, Ltd.	36,600	718,387
Axial Retailing, Inc.	10,000	340,130
Bando Chemical Industries, Ltd.	32,700	271,682
Bank of Iwate, Ltd.	8,000	123,325
Bank of Nagoya, Ltd. (b)	3,160	75,138
Bank of Okinawa, Ltd. (a)	24,900	622,862
Bank of Saga, Ltd.	15,800	208,307
Bank of the Ryukyus, Ltd.	51,920	365,755
BASE, Inc. (a)(b)	33,500	329,070
Belc Co., Ltd.	6,300	330,881
Bell System24 Holdings, Inc.	17,300	258,938
Belluna Co., Ltd.	27,200	208,190
BeNext-Yumeshin Group Co.	43,577	511,637
Bic Camera, Inc. (b)	36,700	350,307
BML, Inc.	16,600	630,822
BrainPad, Inc. (a)	1,300	69,442
Broadleaf Co., Ltd.	59,800	307,642
BRONCO BILLY Co., Ltd.	8,200	193,875
Bunka Shutter Co., Ltd. (b)	44,800	454,123
Bushiroad, Inc. (a)	13,000	179,431
CAICA, Inc. (a)(b)	671,690	963,212
Can Do Co., Ltd. (b)	24,900	425,582
Carna Biosciences, Inc. (a)	4,400	43,339
Cawachi, Ltd.	4,600	93,381
Central Glass Co., Ltd.	34,569	648,159
Central Security Patrols Co., Ltd. (b)	6,500	169,644
Change, Inc. (a)(b)	7,000	146,556
Chatwork Co., Ltd. (a)(b)	23,400	230,697
Chiba Kogyo Bank, Ltd.	62,500	157,405
Chiyoda Co., Ltd.	21,200	161,696
Chiyoda Corp. (a)	110,700	391,902
Chiyoda Integre Co., Ltd.	5,600	102,639
Chofu Seisakusho Co., Ltd.	15,800	298,511
Chubu Shiryo Co., Ltd.	10,500	107,659
Chudenko Corp.	10,000	203,451
Chugoku Bank, Ltd.	44,000	340,327
Chugoku Marine Paints, Ltd.	36,300	272,962
CI Takiron Corp.	46,600	265,629
Citizen Watch Co., Ltd.	148,800	688,154
CKD Corp.	46,600	999,034
See accompanying notes to financial statements.
93

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
CMK Corp. (a)	42,000	$ 162,993
COLOPL, Inc. (a)	36,700	264,786
Colowide Co., Ltd. (b)	22,700	358,073
Computer Engineering & Consulting, Ltd.	10,400	123,132
Comture Corp.	15,800	440,403
CONEXIO Corp.	10,500	146,901
COOKPAD, Inc. (a)	230,000	509,164
Cosel Co., Ltd.	23,900	204,566
Cosmo Energy Holdings Co., Ltd.	25,700	585,290
CRE Logistics REIT, Inc.	232	432,498
Create Restaurants Holdings, Inc. (a)(b)	32,800	292,797
CTS Co., Ltd. (b)	36,700	265,115
Curves Holdings Co., Ltd.	25,000	208,380
Cyber Security Cloud, Inc. (a)(b)	2,500	60,878
CYBERDYNE, Inc. (a)(b)	15,800	61,883
Cybozu, Inc. (b)	5,300	115,619
Dai Nippon Toryo Co., Ltd.	10,500	81,873
Daibiru Corp. (b)	25,700	380,519
Daido Metal Co., Ltd.	29,200	161,473
Daihen Corp.	9,600	424,611
Daiho Corp.	17,300	592,301
Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	23,300	327,234
Daiichikosho Co., Ltd.	16,900	628,591
Daiken Corp.	9,900	208,514
Daiki Aluminium Industry Co., Ltd.	36,700	546,018
Daikyonishikawa Corp.	20,500	119,978
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	8,800	217,052
Daiseki Co., Ltd.	29,320	1,283,694
Daishi Hokuetsu Financial Group, Inc.	31,900	727,632
Daito Pharmaceutical Co., Ltd.	8,600	259,368
Daiwabo Holdings Co., Ltd.	52,000	839,830
DCM Holdings Co., Ltd.	79,493	771,597
DDS, Inc. (a)	72,500	113,063
Demae-Can Co., Ltd. (a)(b)	15,872	239,271
Denyo Co., Ltd.	10,000	192,695
Dexerials Corp.	34,000	671,620
Digital Arts, Inc.	8,100	657,728
Digital Garage, Inc.	19,200	882,778
Digital Hearts Holdings Co., Ltd.	6,200	111,469
Dip Corp.	17,500	668,160
DKK Co., Ltd.	8,700	198,679
DKS Co., Ltd.	8,400	243,173
See accompanying notes to financial statements.
94

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Doshisha Co., Ltd.	15,800	$ 248,807
Doutor Nichires Holdings Co., Ltd.	50,472	799,319
DTS Corp.	68,324	1,576,213
Duskin Co., Ltd.	24,000	559,910
DyDo Group Holdings, Inc. (b)	4,100	209,456
Dynam Japan Holdings Co., Ltd.	10,000	9,159
Earth Corp.	10,300	628,662
EDION Corp. (b)	76,100	718,883
Edulab, Inc. (a)(b)	2,400	49,409
eGuarantee, Inc.	26,000	579,538
E-Guardian, Inc.	10,500	286,086
Ehime Bank, Ltd.	22,140	156,562
Eiken Chemical Co., Ltd.	20,500	386,758
Eizo Corp.	10,500	402,308
Enigmo, Inc.	9,700	108,497
en-japan, Inc.	10,400	378,902
eRex Co., Ltd.	27,800	619,909
ES-Con Japan, Ltd. (b)	36,700	266,102
Eslead Corp.	19,800	296,179
ESPEC Corp.	17,600	372,743
euglena Co., Ltd. (a)(b)	45,100	353,282
Exedy Corp.	18,800	288,635
FAN Communications, Inc.	47,100	191,228
FCC Co., Ltd.	35,528	502,471
FDK Corp. (a)	24,200	241,404
Feed One Co., Ltd.	9,160	61,901
Ferrotec Holdings Corp.	42,000	1,200,807
FIDEA Holdings Co., Ltd.	18,010	204,998
Financial Products Group Co., Ltd.	29,300	188,024
Fixstars Corp.	19,200	136,117
Fronteo, Inc. (a)(b)	20,000	316,738
Fudo Tetra Corp.	9,040	146,082
Fuji Co., Ltd.	15,800	309,132
Fuji Pharma Co., Ltd.	7,000	73,404
Fuji Seal International, Inc.	10,100	219,607
Fuji Soft, Inc.	19,200	1,010,119
Fujibo Holdings, Inc.	7,200	274,255
Fujikura, Ltd. (a)	168,000	998,288
Fujimi, Inc.	10,400	603,074
Fujimori Kogyo Co., Ltd.	7,500	327,022
Fujita Kanko, Inc. (a)	4,399	107,989
Fujitec Co., Ltd.	42,000	982,855
See accompanying notes to financial statements.
95

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Fujiya Co., Ltd.	200	$ 4,363
Fukuda Corp.	4,000	180,686
Fukui Bank, Ltd. (b)	12,900	181,750
Fukuoka REIT Corp.	864	1,297,065
Fukushima Galilei Co., Ltd.	8,400	373,041
FULLCAST Holdings Co., Ltd.	10,400	212,241
Fumakilla, Ltd.	19,300	225,909
Funai Soken Holdings, Inc.	22,700	618,490
Furukawa Co., Ltd.	17,838	196,166
Furukawa Electric Co., Ltd.	20,600	454,003
Furuno Electric Co., Ltd.	21,200	240,929
Fuso Chemical Co., Ltd.	15,800	717,957
Futaba Corp.	10,500	74,533
Fuyo General Lease Co., Ltd.	10,000	692,808
GA Technologies Co., Ltd. (a)(b)	12,800	118,163
Gakken Holdings Co., Ltd.	22,400	245,130
Genki Sushi Co., Ltd. (b)	1,600	42,734
Genky DrugStores Co., Ltd.	5,100	226,717
Geo Holdings Corp.	21,600	244,119
giftee, Inc. (a)	9,300	337,159
Giken, Ltd.	8,900	395,245
Global One Real Estate Investment Corp. REIT	347	360,762
GLOBERIDE, Inc.	13,600	479,641
Glory, Ltd.	34,300	768,541
GMO GlobalSign Holdings KK (b)	1,700	67,650
GNI Group, Ltd. (a)	17,200	253,433
Goldcrest Co., Ltd.	16,500	250,365
Grace Technology, Inc. (b)	6,200	55,679
Gree, Inc.	50,000	276,047
GS Yuasa Corp.	36,700	836,132
G-Tekt Corp.	16,800	219,985
GungHo Online Entertainment, Inc.	17,200	316,329
Gunma Bank, Ltd.	75,300	243,633
Gunze, Ltd.	9,200	360,332
Gurunavi, Inc. (a)	39,600	205,498
H.U. Group Holdings, Inc.	31,000	843,244
H2O Retailing Corp.	71,900	625,722
Hachijuni Bank, Ltd.	130,300	465,962
Hamakyorex Co., Ltd.	7,200	217,791
Hankyu Hanshin REIT, Inc.	489	721,831
Hanwa Co., Ltd.	25,300	787,968
Happinet Corp.	3,700	49,908
See accompanying notes to financial statements.
96

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Hazama Ando Corp.	102,800	$ 739,847
HEALIOS KK (a)(b)	22,700	397,542
Heiwa Real Estate Co., Ltd.	17,500	607,775
Heiwa Real Estate REIT, Inc.	424	624,742
Heiwado Co., Ltd.	21,200	414,025
Hennge KK (a)(b)	4,400	233,852
Hibiya Engineering, Ltd.	7,500	131,750
Hiday Hidaka Corp. (b)	15,804	249,861
Hioki EE Corp.	8,200	701,860
Hirano Tecseed Co., Ltd.	10,400	246,077
Hirata Corp. (b)	6,800	419,915
Hirogin Holdings, Inc.	53,700	307,545
HIS Co., Ltd. (a)(b)	10,000	264,665
Hochiki Corp.	18,500	199,633
Hogy Medical Co., Ltd.	10,500	300,672
Hokkaido Electric Power Co., Inc.	113,500	544,230
Hokkaido Gas Co., Ltd. (b)	2,900	40,183
Hokkoku Bank, Ltd. (a)	16,300	317,600
Hokuetsu Corp. (b)	52,900	326,195
Hokuhoku Financial Group, Inc.	72,900	559,940
Hokuriku Electric Power Co.	36,700	198,343
H-One Co., Ltd.	22,400	146,958
Hoosiers Holdings	43,200	262,510
Hoshino Resorts REIT, Inc.	174	1,149,343
Hosiden Corp.	25,400	219,682
Hosokawa Micron Corp.	9,600	301,573
Howa Machinery, Ltd.	32,300	241,725
Hyakugo Bank, Ltd.	120,800	352,954
Hyakujushi Bank, Ltd.	17,700	247,792
IBJ Leasing Co., Ltd.	10,400	339,287
IBJ, Inc.	16,500	167,847
Ichibanya Co., Ltd.	5,600	228,868
Ichigo Hotel REIT Investment Corp.	249	211,564
Ichigo Office REIT Investment Corp.	594	479,672
Ichigo, Inc.	29,600	98,158
Ichikoh Industries, Ltd.	33,200	179,427
Idec Corp.	15,900	315,506
Iino Kaiun Kaisha, Ltd.	100,880	474,676
Imasen Electric Industrial (b)	26,000	163,119
Imuraya Group Co., Ltd.	8,600	178,898
Inaba Denki Sangyo Co., Ltd.	19,400	474,676
Inabata & Co., Ltd.	21,300	330,644
See accompanying notes to financial statements.
97

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Infocom Corp.	16,100	$ 344,583
Insource Co., Ltd. (b)	18,800	367,154
Intage Holdings, Inc.	36,700	538,453
Iriso Electronics Co., Ltd.	10,300	421,878
Ishihara Sangyo Kaisha, Ltd.	18,400	210,097
Istyle, Inc. (a)	36,700	156,569
Itfor, Inc.	42,200	326,783
Itochu Enex Co., Ltd.	29,800	268,955
Itoki Corp. (b)	30,500	106,337
J Trust Co., Ltd. (a)(b)	59,200	265,823
Jaccs Co., Ltd.	15,000	410,710
JAFCO Group Co., Ltd.	18,400	1,184,065
Japan Aviation Electronics Industry, Ltd.	43,400	636,365
Japan Communications, Inc. (a)(b)	141,300	295,074
Japan Display, Inc. (a)(b)	415,110	137,657
Japan Elevator Service Holdings Co., Ltd.	24,400	563,338
Japan Excellent, Inc. REIT	735	898,535
Japan Lifeline Co., Ltd.	32,900	404,560
Japan Material Co., Ltd.	47,800	559,077
Japan Petroleum Exploration Co., Ltd.	17,800	335,021
Japan Pulp & Paper Co., Ltd.	7,900	276,137
Japan Securities Finance Co., Ltd.	27,700	215,493
Japan Steel Works, Ltd.	43,700	1,142,486
Japan Wool Textile Co., Ltd.	23,800	216,936
JCU Corp.	15,800	630,867
Jimoto Holdings, Inc. (b)	18,410	113,026
JINS Holdings, Inc. (b)	6,600	483,280
Joshin Denki Co., Ltd.	13,500	305,875
Joyful Honda Co., Ltd.	48,600	676,022
JSP Corp.	8,100	117,752
Juki Corp.	34,800	260,747
Juroku Bank, Ltd. (a)	19,400	380,089
JVC Kenwood Corp.	83,400	156,971
Kaga Electronics Co., Ltd.	19,700	534,103
Kamakura Shinsho, Ltd. (b)	5,300	40,994
Kameda Seika Co., Ltd. (b)	1,600	63,742
Kamei Corp.	20,700	233,577
Kanamoto Co., Ltd.	19,500	458,597
Kanematsu Corp.	85,599	1,067,158
Kanematsu Electronics, Ltd.	7,900	276,137
Kanto Denka Kogyo Co., Ltd. (b)	24,000	230,374
Kaonavi, Inc. (a)(b)	8,100	170,167
See accompanying notes to financial statements.
98

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Kasai Kogyo Co., Ltd. (a)	33,100	$ 112,435
Katakura Industries Co., Ltd. (b)	68,374	1,052,191
Kato Sangyo Co., Ltd.	10,400	309,460
Kato Works Co., Ltd.	8,400	65,950
KAWADA TECHNOLOGIES, Inc.	1,300	45,149
Kawai Musical Instruments Manufacturing Co., Ltd.	6,200	201,712
Keiyo Bank, Ltd.	81,200	327,493
Keiyo Co., Ltd. (b)	33,200	241,319
Kenedix Retail REIT Corp.	269	696,519
Kenko Mayonnaise Co., Ltd. (b)	15,800	231,389
KH Neochem Co., Ltd.	18,600	513,448
Kintetsu World Express, Inc.	16,700	426,125
Kisoji Co., Ltd. (b)	10,300	223,586
Kissei Pharmaceutical Co., Ltd.	24,400	526,161
Kitanotatsujin Corp.	49,600	208,047
Kito Corp.	17,600	285,196
Kitz Corp.	120,900	854,942
Kiyo Bank, Ltd.	72,260	1,027,799
KLab, Inc. (a)	10,100	56,576
Koa Corp.	20,100	308,773
Kohnan Shoji Co., Ltd.	10,500	347,255
Komatsu Matere Co., Ltd.	29,100	252,726
KOMEDA Holdings Co., Ltd.	23,200	461,401
Komeri Co., Ltd.	10,300	249,526
Komori Corp.	51,236	401,806
Konishi Co., Ltd.	16,000	256,832
Konoike Transport Co., Ltd.	15,800	181,542
Koshidaka Holdings Co., Ltd. (b)	25,000	151,916
Kotobuki Spirits Co., Ltd.	19,300	1,326,740
Kourakuen Holdings Corp. (a)(b)	8,000	110,276
Krosaki Harima Corp.	3,300	144,186
Kudan, Inc. (a)	7,800	250,970
Kumagai Gumi Co., Ltd.	18,200	473,534
Kumiai Chemical Industry Co., Ltd.	53,500	421,479
Kura Sushi, Inc.	15,800	572,099
Kurabo Industries, Ltd.	29,370	542,256
Kureha Corp.	8,200	559,283
Kurimoto, Ltd.	5,300	77,950
KYB Corp.	13,683	372,810
Kyoei Steel, Ltd.	18,600	231,052
Kyokuto Kaihatsu Kogyo Co., Ltd.	18,400	270,290
KYORIN Holdings, Inc.	32,100	512,392
See accompanying notes to financial statements.
99

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Kyoritsu Maintenance Co., Ltd. (b)	15,800	$ 618,122
Kyosan Electric Manufacturing Co., Ltd.	15,800	75,053
Kyushu Financial Group, Inc.	231,400	833,724
LAC Co., Ltd.	6,900	58,997
Lacto Japan Co., Ltd. (b)	7,400	187,363
LEC, Inc. (b)	17,300	168,232
Leopalace21 Corp. (a)	623,900	1,386,755
Lifenet Insurance Co. (a)	15,800	178,285
LIFULL Co., Ltd. (a)	33,500	111,091
Locondo, Inc.	4,100	50,784
M&A Capital Partners Co., Ltd. (a)(b)	8,400	466,771
Macnica Fuji Electronics Holdings, Inc.	32,900	770,198
Maeda Corp. (a)(b)	35,100	282,813
Maeda Kosen Co., Ltd. (b)	7,500	222,832
Maeda Road Construction Co., Ltd. (a)	15,800	290,258
Makino Milling Machine Co., Ltd.	20,800	810,934
Makuake, Inc. (a)(b)	1,200	49,742
Mandom Corp.	18,400	264,848
Mars Group Holdings Corp.	15,800	232,946
Marudai Food Co., Ltd. (b)	42,231	658,588
Maruha Nichiro Corp.	36,320	864,584
Marusan Securities Co., Ltd. (b)	68,238	390,805
Maruwa Co., Ltd.	3,600	368,792
Matsuya Co., Ltd. (a)	30,500	313,816
Max Co., Ltd.	21,800	380,804
Maxell Holdings, Ltd.	27,800	333,874
MCJ Co., Ltd.	43,400	467,938
MEC Co., Ltd.	17,000	488,326
Media Do Co., Ltd. (b)	2,300	101,627
Medical Data Vision Co., Ltd.	17,300	242,037
Medinet Co., Ltd. (a)	592,300	371,598
Medley, Inc. (a)(b)	7,600	283,702
MedPeer, Inc. (a)(b)	7,200	247,797
Megachips Corp.	15,800	477,222
Megmilk Snow Brand Co., Ltd.	24,900	512,394
Meidensha Corp.	29,500	654,380
Meiko Electronics Co., Ltd.	15,867	430,183
Meiko Network Japan Co., Ltd.	29,000	168,685
Meisei Industrial Co., Ltd.	33,300	222,647
Meitec Corp.	10,500	582,523
Melco Holdings, Inc. (b)	4,000	170,110
Michinoku Bank, Ltd.	5,720	45,524
See accompanying notes to financial statements.
100

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Mie Kotsu Group Holdings, Inc. (b)	54,300	$ 270,101
Milbon Co., Ltd.	10,500	644,634
Mimasu Semiconductor Industry Co., Ltd.	17,700	389,456
Minkabu The Infonoid, Inc.	6,800	216,661
Mirai Corp. REIT	630	304,342
Mirait Holdings Corp.	45,960	916,111
Miroku Jyoho Service Co., Ltd.	10,500	159,982
Mitsubishi Estate Logistics REIT Investment Corp.	158	693,175
Mitsubishi Kakoki Kaisha, Ltd. (b)	16,500	363,348
Mitsubishi Logisnext Co., Ltd.	15,800	164,125
Mitsubishi Pencil Co., Ltd.	28,800	372,212
Mitsubishi Research Institute, Inc.	6,900	272,413
Mitsubishi Shokuhin Co., Ltd.	8,000	209,294
Mitsuboshi Belting, Ltd.	15,900	297,693
Mitsui DM Sugar Holdings Co., Ltd.	26,200	474,336
Mitsui Matsushima Holdings Co., Ltd.	16,400	221,655
Mitsui Mining & Smelting Co., Ltd.	33,600	944,082
Mitsui-Soko Holdings Co., Ltd.	17,300	392,283
Mixi, Inc.	25,400	573,449
Miyaji Engineering Group, Inc.	2,600	60,424
Miyazaki Bank, Ltd.	6,980	130,998
Mizuno Corp.	7,800	187,354
Mochida Pharmaceutical Co., Ltd.	17,600	539,476
Modec, Inc.	9,000	143,339
Monex Group, Inc.	102,000	534,797
Monogatari Corp (b)	2,800	196,747
Mori Trust Hotel REIT, Inc.	186	229,385
Mori Trust Sogo REIT, Inc.	337	447,320
Morita Holdings Corp.	23,400	318,991
MOS Food Services, Inc. (b)	15,800	463,769
m-up Holdings, Inc.	4,500	147,815
Musashi Seimitsu Industry Co., Ltd.	29,900	524,975
Musashino Bank, Ltd.	10,480	172,921
Nachi-Fujikoshi Corp.	15,800	649,276
Nagaileben Co., Ltd.	15,800	371,298
Nagano Keiki Co., Ltd.	26,500	298,548
Nakanishi, Inc.	68,240	1,555,315
NanoCarrier Co., Ltd. (a)	96,000	261,564
Nanto Bank, Ltd.	10,000	179,969
Neturen Co., Ltd. (b)	60,783	350,834
Nextage Co., Ltd.	42,000	829,272
NexTone, Inc. (a)	4,200	120,457
See accompanying notes to financial statements.
101

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
NHK Spring Co., Ltd.	36,700	$ 263,470
Nichias Corp.	36,700	900,601
Nichiban Co., Ltd.	10,000	165,180
Nichicon Corp. (b)	43,100	410,237
Nichiha Corp.	18,500	530,585
Nichi-iko Pharmaceutical Co., Ltd. (b)	72,200	581,741
Nichireki Co., Ltd.	10,500	128,362
Nihon House Holdings Co., Ltd. (b)	52,000	195,743
Nihon Nohyaku Co., Ltd.	36,700	181,239
Nihon Parkerizing Co., Ltd.	59,800	620,644
Nihon Tokushu Toryo Co., Ltd.	10,500	98,530
Nihon Trim Co., Ltd.	1,500	48,936
Nikkiso Co., Ltd.	70,040	608,279
Nikkon Holdings Co., Ltd.	68,280	1,416,699
Nippon Carbide Industries Co., Inc.	17,700	226,693
Nippon Carbon Co., Ltd.	15,871	596,007
Nippon Ceramic Co., Ltd.	10,400	286,623
Nippon Chemical Industrial Co., Ltd.	8,100	229,043
Nippon Coke & Engineering Co., Ltd.	722,700	919,771
Nippon Densetsu Kogyo Co., Ltd.	25,800	438,421
Nippon Gas Co., Ltd.	42,000	579,323
Nippon Kayaku Co., Ltd.	49,100	544,798
Nippon Koei Co., Ltd.	9,800	315,761
Nippon Light Metal Holdings Co., Ltd.	36,590	640,468
Nippon Paper Industries Co., Ltd. (b)	18,800	200,511
Nippon Parking Development Co., Ltd.	753,200	1,073,348
Nippon Pillar Packing Co., Ltd.	16,400	396,275
NIPPON REIT Investment Corp.	455	1,765,763
Nippon Road Co., Ltd.	4,700	355,949
Nippon Sheet Glass Co., Ltd. (a)	46,600	243,076
Nippon Signal Co., Ltd.	34,200	306,827
Nippon Soda Co., Ltd.	15,800	513,332
Nippon Steel Trading Corp.	3,600	163,262
Nippon Suisan Kaisha, Ltd.	165,699	966,794
Nippon Thompson Co., Ltd.	58,000	290,585
Nippon Yakin Kogyo Co., Ltd.	8,600	204,797
Nipro Corp.	10,400	108,311
Nishimatsu Construction Co., Ltd. (b)	28,600	890,746
Nishimatsuya Chain Co., Ltd. (b)	25,853	327,869
Nishi-Nippon Financial Holdings, Inc.	82,500	530,159
Nishio Rent All Co., Ltd.	16,000	422,747
Nissan Shatai Co., Ltd.	23,800	170,861
See accompanying notes to financial statements.
102

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Nissei ASB Machine Co., Ltd.	4,700	$ 162,178
Nissei Plastic Industrial Co., Ltd.	26,200	264,877
Nissha Co., Ltd.	26,000	417,352
Nisshin Oillio Group, Ltd.	13,600	370,549
Nisshinbo Holdings, Inc. (b)	78,300	595,101
Nissin Corp.	10,500	155,747
Nitta Corp.	9,900	243,740
Nittetsu Mining Co., Ltd.	3,200	186,422
Nitto Boseki Co., Ltd.	25,730	864,777
Nitto Kogyo Corp.	23,900	376,145
Nittoku Co., Ltd.	9,400	371,114
Nohmi Bosai, Ltd.	19,000	352,498
Nojima Corp.	10,400	268,727
Nomura Co., Ltd.	46,400	420,022
Noritake Co., Ltd.	6,900	310,446
Noritsu Koki Co., Ltd. (b)	9,800	223,536
Noritz Corp.	16,500	270,625
North Pacific Bank, Ltd.	161,800	369,787
NS United Kaiun Kaisha, Ltd.	10,000	368,810
NSD Co., Ltd.	43,400	794,289
NTN Corp. (a)	218,900	496,363
NTT UD REIT Investment Corp.	1,409	1,937,178
Obara Group, Inc.	8,900	311,091
Oenon Holdings, Inc.	101,400	351,708
Ogaki Kyoritsu Bank, Ltd.	10,000	177,638
Ohara, Inc.	9,600	129,749
Ohsho Food Service Corp.	6,800	372,987
Oiles Corp.	15,800	233,230
Oisix ra daichi, Inc. (a)	10,500	467,242
Oita Bank, Ltd.	15,380	260,113
Okabe Co., Ltd.	20,000	126,014
Okamoto Industries, Inc.	6,360	235,418
Okamura Corp.	61,900	908,181
Okasan Securities Group, Inc.	94,482	344,649
Oki Electric Industry Co., Ltd.	51,700	453,635
Okinawa Electric Power Co., Inc.	16,477	212,802
OKUMA Corp.	13,200	643,585
Okumura Corp.	16,800	451,714
Okuwa Co., Ltd.	18,900	200,900
Oncolys BioPharma, Inc. (a)(b)	17,300	175,209
OncoTherapy Science, Inc. (a)	147,300	118,817
One REIT, Inc.	96	255,111
See accompanying notes to financial statements.
103

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Open Door, Inc. (a)	8,500	$ 219,023
OPT Holding, Inc.	10,000	166,614
Optex Group Co., Ltd.	19,100	262,085
Optim Corp. (a)(b)	5,400	98,587
Optorun Co., Ltd.	15,800	331,223
Oriental Shiraishi Corp. (a)	102,200	244,566
Osaka Organic Chemical Industry, Ltd. (b)	22,600	772,745
Osaka Soda Co., Ltd.	10,400	252,695
OSAKA Titanium Technologies Co., Ltd. (a)(b)	8,500	60,565
Osaki Electric Co., Ltd.	16,000	79,588
OSG Corp.	10,500	181,533
Oyo Corp.	20,600	271,220
Pacific Industrial Co., Ltd.	31,900	337,941
Pacific Metals Co., Ltd.	7,399	123,808
Pack Corp.	10,000	278,288
PAL GROUP Holdings Co., Ltd.	10,400	173,745
Paramount Bed Holdings Co., Ltd.	24,400	487,891
Pasona Group, Inc. (b)	10,500	299,261
PC Depot Corp. (b)	58,000	243,800
Penta-Ocean Construction Co., Ltd.	166,000	1,135,183
Pharma Foods International Co., Ltd. (b)	10,400	250,644
PIA Corp. (a)	5,100	190,607
Pilot Corp.	10,000	381,806
Piolax, Inc.	17,600	245,603
PKSHA Technology, Inc. (a)(b)	5,200	89,343
Plenus Co., Ltd.	9,900	193,430
Poletowin Pitcrew Holdings, Inc.	18,900	173,119
Precision System Science Co., Ltd. (b)	8,000	47,107
Press Kogyo Co., Ltd.	298,600	917,946
Pressance Corp.	5,500	90,701
Prestige International, Inc.	59,000	404,526
Prima Meat Packers, Ltd.	16,100	409,516
Qol Holdings Co., Ltd.	10,500	143,231
Raccoon Holdings, Inc. (b)	14,200	200,321
Raito Kogyo Co., Ltd.	42,100	747,103
Raiznext Corp.	31,900	344,517
Raksul, Inc. (a)(b)	7,200	379,440
RaQualia Pharma, Inc. (a)	19,700	181,330
Relia, Inc.	25,200	265,156
ReproCELL, Inc. (a)(b)	45,400	116,374
Resorttrust, Inc.	52,200	1,031,134
Restar Holdings Corp.	10,500	175,227
See accompanying notes to financial statements.
104

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Retail Partners Co., Ltd. (b)	10,500	$ 116,881
Rheon Automatic Machinery Co., Ltd. (b)	10,500	142,290
Ricoh Leasing Co., Ltd.	7,700	256,379
Riken Corp.	7,000	178,113
Riken Keiki Co., Ltd.	15,800	433,323
Riken Technos Corp.	51,500	261,712
Riken Vitamin Co., Ltd.	10,500	176,921
Ringer Hut Co., Ltd. (b)	15,800	352,889
Riso Kagaku Corp. (b)	9,200	188,824
Rock Field Co., Ltd.	15,800	243,850
Rokko Butter Co., Ltd.	15,800	239,744
Rorze Corp.	15,800	1,138,535
Round One Corp.	46,300	651,499
Royal Holdings Co., Ltd. (a)	15,800	319,186
RS Technologies Co., Ltd.	4,900	244,616
Ryobi, Ltd.	16,400	186,085
Ryosan Co., Ltd.	10,000	207,125
S Foods, Inc.	15,800	436,863
Sac's Bar Holdings, Inc.	33,700	172,464
Sagami Holdings Corp. (a)(b)	23,800	226,535
Saizeriya Co., Ltd. (b)	16,000	418,158
Sakai Chemical Industry Co., Ltd.	26,953	571,551
Sakai Moving Service Co., Ltd.	4,200	182,944
Sakata INX Corp.	24,600	259,284
Sakata Seed Corp.	17,400	547,381
Sakura Internet, Inc. (b)	43,500	242,501
Sala Corp.	61,200	353,789
SAMTY Co., Ltd.	17,100	360,008
San-A Co., Ltd.	10,200	365,673
San-Ai Oil Co., Ltd.	42,000	559,373
SanBio Co., Ltd. (a)(b)	15,800	169,647
Sanei Architecture Planning Co., Ltd.	18,300	331,147
Sangetsu Corp.	34,900	475,134
San-In Godo Bank, Ltd.	84,100	425,117
Sanken Electric Co., Ltd.	15,800	890,719
Sanki Engineering Co., Ltd.	26,500	352,225
Sankyo Tateyama, Inc.	29,400	206,057
Sanoh Industrial Co., Ltd. (b)	42,600	390,206
Sanrio Co., Ltd. (b)	30,900	715,900
Sanyo Chemical Industries, Ltd.	5,400	283,612
Sanyo Denki Co., Ltd.	5,000	319,068
Sanyo Electric Railway Co., Ltd. (b)	7,800	137,090
See accompanying notes to financial statements.
105

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Sanyo Special Steel Co., Ltd.	20,287	$ 327,283
Sanyo Trading Co., Ltd.	29,100	305,931
Sapporo Holdings, Ltd. (b)	42,800	987,766
Sato Holdings Corp.	28,440	695,356
Seikagaku Corp.	23,200	220,824
Seiko Holdings Corp.	11,800	239,331
Seiren Co., Ltd.	44,080	830,833
Sekisui Jushi Corp.	15,900	304,248
Sekisui Plastics Co., Ltd.	23,800	126,706
Senko Group Holdings Co., Ltd.	48,600	447,342
Senshu Ikeda Holdings, Inc.	147,060	217,476
Septeni Holdings Co., Ltd.	21,000	89,402
Shibaura Machine Co., Ltd.	10,200	252,040
Shibuya Corp.	15,800	436,155
Shiga Bank, Ltd. (b)	29,200	498,814
Shikoku Bank, Ltd.	24,000	158,960
Shikoku Chemicals Corp.	24,800	311,181
Shikoku Electric Power Co., Inc.	53,200	370,004
Shima Seiki Manufacturing, Ltd. (b)	22,045	447,914
Shinagawa Refractories Co., Ltd.	6,400	226,574
Shin-Etsu Polymer Co., Ltd.	23,400	220,630
Shinmaywa Industries, Ltd.	26,000	217,880
Shinoken Group Co., Ltd.	24,400	254,333
Shizuoka Gas Co., Ltd. (b)	29,000	350,885
Shochiku Co., Ltd. (a)	15,860	1,876,334
Shoei Co., Ltd.	10,400	469,783
Shoei Foods Corp.	7,200	279,095
Siix Corp.	22,300	240,638
Sinfonia Technology Co., Ltd.	45,080	491,708
Sinko Industries, Ltd.	15,800	302,476
Sintokogio, Ltd.	35,600	249,830
SKY Perfect JSAT Holdings, Inc.	59,800	229,928
Small & medium sized Enterprises Holdings, Inc. (a)(b)	175,100	95,730
SMK Corp.	504	10,742
SNK Corp. (a)	17,295	292,145
Sodick Co., Ltd. (b)	26,700	218,960
Solasia Pharma KK (a)	308,200	336,997
Solasto Corp.	25,300	341,944
Sosei Group Corp. (a)(b)	36,700	626,605
Sourcenext Corp.	23,400	50,753
Space Value Holdings Co., Ltd.	27,800	208,048
S-Pool, Inc.	15,800	148,264
See accompanying notes to financial statements.
106

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
ST Corp.	10,400	$ 165,822
St Marc Holdings Co., Ltd.	10,000	146,538
Star Asia Investment Corp. REIT	446	229,046
Star Micronics Co., Ltd.	20,800	290,259
Starts Corp., Inc.	16,300	389,330
Starts Proceed Investment Corp. REIT	162	359,790
Starzen Co., Ltd.	9,600	187,741
Stella Chemifa Corp.	7,200	191,914
StemRIM, Inc. (a)(b)	20,200	123,472
Studio Alice Co., Ltd.	15,800	346,375
Sumida Corp.	19,700	220,880
Sumitomo Densetsu Co., Ltd.	16,700	348,893
Sumitomo Mitsui Construction Co., Ltd.	80,760	362,633
Sumitomo Osaka Cement Co., Ltd.	20,579	576,378
Sumitomo Seika Chemicals Co., Ltd.	2,400	78,082
Sumitomo Warehouse Co., Ltd.	44,300	728,573
Sun Corp. (b)	9,000	226,825
Sun Frontier Fudousan Co., Ltd.	10,000	100,381
Sun-Wa Technos Corp.	21,600	281,482
SuRaLa Net Co., Ltd. (a)	2,000	40,977
Suruga Bank, Ltd.	138,300	515,642
SWCC Showa Holdings Co., Ltd.	4,500	90,746
SymBio Pharmaceuticals, Ltd. (a)	25,200	231,955
Syuppin Co., Ltd.	21,600	248,765
T Hasegawa Co., Ltd.	10,500	251,266
T RAD Co., Ltd. (b)	11,200	311,683
Tachi-S Co., Ltd.	21,100	241,305
Tadano, Ltd.	68,600	727,962
Taihei Dengyo Kaisha, Ltd.	12,500	317,275
Taiho Kogyo Co., Ltd.	23,900	179,933
Taikisha, Ltd.	10,500	316,670
Taiko Pharmaceutical Co., Ltd. (a)(b)	36,700	300,639
Taiyo Holdings Co., Ltd.	20,000	510,688
Takamatsu Construction Group Co., Ltd.	7,900	143,096
Takaoka Toko Co., Ltd.	1,900	24,913
Takara Standard Co., Ltd.	30,200	441,463
Takasago International Corp.	24,800	665,705
Takasago Thermal Engineering Co., Ltd.	34,900	664,687
Takashimaya Co., Ltd.	62,200	697,398
Takeei Corp. (a)	36,300	601,908
Takeuchi Manufacturing Co., Ltd.	22,700	530,803
Takuma Co., Ltd.	36,700	514,770
See accompanying notes to financial statements.
107

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Tamron Co., Ltd.	10,000	$ 239,122
Tamura Corp. (b)	50,600	331,513
Tanseisha Co., Ltd.	24,200	191,952
Tatsuta Electric Wire and Cable Co., Ltd.	49,900	240,164
Tayca Corp.	10,500	126,762
TeamSpirit, Inc. (a)(b)	7,200	54,593
TechMatrix Corp.	26,800	484,958
Teikoku Electric Manufacturing Co., Ltd.	3,600	45,655
Teikoku Sen-I Co., Ltd.	15,800	287,041
TerraSky Co., Ltd. (a)	3,000	55,120
TKC Corp.	19,800	623,769
TKP Corp. (a)(b)	7,800	132,266
Toa Corp. (f)	20,100	149,883
Toa Corp. (b)(f)	8,000	176,742
TOA ROAD Corp.	7,900	327,824
Toagosei Co., Ltd.	135,700	1,587,170
Tobishima Corp.	10,410	104,030
TOC Co., Ltd.	76,160	450,510
Tocalo Co., Ltd.	33,300	406,196
Toho Bank, Ltd.	90,000	172,619
Toho Titanium Co., Ltd.	24,300	262,002
Toho Zinc Co., Ltd.	6,800	160,531
TOKAI Holdings Corp.	46,000	369,814
Tokai Rika Co., Ltd.	20,100	289,498
Tokai Tokyo Financial Holdings, Inc.	122,900	448,311
Tokushu Tokai Paper Co., Ltd.	5,100	205,463
Tokuyama Corp.	17,800	342,679
Tokyo Kiraboshi Financial Group, Inc.	10,000	138,024
Tokyo Seimitsu Co., Ltd.	23,300	963,742
Tokyo Steel Manufacturing Co., Ltd.	56,300	582,301
Tokyotokeiba Co., Ltd.	8,900	350,975
Tokyu Construction Co., Ltd.	36,700	258,865
Tokyu REIT, Inc.	586	971,633
Tomoe Engineering Co., Ltd.	2,800	62,412
TOMONY Holdings, Inc.	95,080	282,066
Tomy Co., Ltd.	57,600	589,035
Tonami Holdings Co., Ltd.	4,200	190,096
Topcon Corp.	57,900	1,009,844
Toppan Forms Co., Ltd.	27,300	251,285
Topre Corp.	25,600	304,929
Topy Industries, Ltd.	23,098	252,976
Torex Semiconductor, Ltd.	19,900	479,419
See accompanying notes to financial statements.
108

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Toridoll Holdings Corp. (b)	22,000	$ 554,658
Torii Pharmaceutical Co., Ltd.	5,600	147,811
Torikizoku Holdings Co., Ltd. (a)	15,800	315,080
Tosei REIT Investment Corp.	216	265,801
Tosho Co., Ltd. (b)	9,000	156,729
Totetsu Kogyo Co., Ltd.	10,500	232,350
Towa Bank, Ltd.	29,000	141,134
Towa Pharmaceutical Co., Ltd.	10,000	284,114
Toyo Construction Co., Ltd.	36,700	193,409
Toyo Corp.	5,668	61,417
Toyo Denki Seizo KK	18,600	193,543
Toyo Gosei Co., Ltd.	2,000	268,519
Toyo Ink SC Holdings Co., Ltd.	22,700	428,467
Toyo Kanetsu KK	7,500	176,854
Toyo Tanso Co., Ltd.	8,300	219,970
Toyobo Co., Ltd.	42,778	537,529
TPR Co., Ltd.	17,700	238,591
Trancom Co., Ltd.	3,800	279,274
Transcosmos, Inc.	10,500	344,903
Tri Chemical Laboratories, Inc.	30,400	923,648
Trusco Nakayama Corp.	23,100	601,646
TS Tech Co., Ltd.	24,400	316,003
TSI Holdings Co., Ltd. (a)	72,900	232,600
Tsubaki Nakashima Co., Ltd.	28,000	399,265
Tsubakimoto Chain Co.	19,100	596,581
Tsugami Corp.	36,700	560,491
Tsukishima Kikai Co., Ltd.	28,300	298,028
Tsukuba Bank, Ltd. (b)	110,500	179,256
Tsurumi Manufacturing Co., Ltd.	15,800	248,523
UACJ Corp. (a)	10,000	263,141
Uchida Yoko Co., Ltd.	6,800	333,372
Union Tool Co.	7,200	254,573
Unipres Corp.	18,800	154,848
United Arrows, Ltd.	10,400	205,437
United Super Markets Holdings, Inc.	34,500	340,439
UNITED, Inc.	5,300	78,853
Unitika, Ltd. (a)	6,400	22,715
Universal Entertainment Corp. (a)(b)	15,800	357,987
UT Group Co., Ltd.	10,500	317,611
Uzabase, Inc. (a)(b)	9,600	210,284
V Technology Co., Ltd. (b)	3,872	155,817
Valor Holdings Co., Ltd.	33,200	719,495
See accompanying notes to financial statements.
109

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Valqua, Ltd.	10,476	$ 202,149
ValueCommerce Co., Ltd.	15,800	676,182
V-Cube, Inc. (b)	7,200	101,571
Vector, Inc.	18,800	195,793
Vision, Inc. (a)(b)	16,500	231,880
Vital KSK Holdings, Inc.	29,100	207,866
VT Holdings Co., Ltd.	84,100	416,072
Wacom Co., Ltd.	76,800	491,465
Wakachiku Construction Co., Ltd.	3,800	70,363
Wakita & Co., Ltd.	15,800	153,787
Warabeya Nichiyo Holdings Co., Ltd.	15,800	362,377
Watahan & Co., Ltd. (b)	23,300	265,003
WATAMI Co., Ltd. (a)(b)	17,200	180,825
WDB Holdings Co., Ltd.	7,500	238,293
World Co., Ltd. (a)	10,000	134,259
World Holdings Co., Ltd.	9,000	233,117
W-Scope Corp. (a)	21,100	162,068
Yahagi Construction Co., Ltd.	27,600	198,883
YAKUODO Holdings Co., Ltd.	7,700	167,699
YAMABIKO Corp.	23,400	260,268
YAMADA Consulting Group Co., Ltd.	10,400	105,981
Yamagata Bank, Ltd.	15,600	119,962
Yamaguchi Financial Group, Inc.	68,400	408,285
Yamaichi Electronics Co., Ltd.	17,200	255,900
YA-MAN, Ltd.	10,400	126,860
Yamanashi Chuo Bank, Ltd.	23,300	176,877
Yamashin-Filter Corp. (b)	32,300	191,064
Yamazen Corp.	51,300	495,184
Yellow Hat, Ltd.	20,000	350,258
Yodogawa Steel Works, Ltd.	19,500	427,139
Yokogawa Bridge Holdings Corp.	19,300	422,066
Yokowo Co., Ltd.	21,400	482,759
Yondoshi Holdings, Inc.	10,400	170,762
Yonex Co., Ltd.	26,900	187,812
Yorozu Corp.	10,400	112,133
Yoshinoya Holdings Co., Ltd. (a)	32,200	651,936
Yuasa Trading Co., Ltd.	10,300	279,713
Yurtec Corp.	32,500	213,220
Yushin Precision Equipment Co., Ltd.	16,300	118,917
Zenrin Co., Ltd.	46,765	451,828
ZERIA Pharmaceutical Co., Ltd. (b)	23,300	429,977
ZIGExN Co., Ltd.	36,700	135,518
See accompanying notes to financial statements.
110

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Zojirushi Corp.	24,700	$ 397,591
		285,308,738
JERSEY — 0.0% (e)
JTC PLC (d)	35,476	355,886
LUXEMBOURG — 0.0% (e)
B&S Group Sarl (d)	20,525	190,775
MACAU — 0.0% (e)
MECOM Power and Construction, Ltd. (b)	410,000	182,757
MALAYSIA — 0.1%
Frencken Group, Ltd.	220,500	376,812
UG Healthcare Corp., Ltd. (b)	187,400	47,623
		424,435
MALTA — 0.1%
Catena Media PLC (a)(b)	27,806	188,540
Kambi Group PLC (a)	12,588	300,148
Media and Games Invest SE (a)	41,891	244,204
		732,892
MONGOLIA — 0.0% (e)
Mongolian Mining Corp. (a)	396,000	162,782
MOROCCO — 0.0% (e)
Vivo Energy PLC (d)	241,669	348,664
NETHERLANDS — 0.9%
Accell Group NV (a)	13,824	614,418
AMG Advanced Metallurgical Group NV (b)	13,885	450,255
Brack Capital Properties NV (a)	1,924	208,366
Brunel International NV	18,837	220,931
CM.com NV (a)	4,390	185,704
Flow Traders (d)	20,395	787,578
ForFarmers NV	10,669	53,478
Heijmans NV ADR	26,341	363,893
Intertrust NV (a)(d)	41,560	623,267
Kendrion NV	13,696	342,063
Merus NV (a)(b)	19,606	431,332
NSI NV REIT	13,479	499,888
Ordina NV (b)	43,142	164,748
Pharming Group NV (a)(b)	414,058	390,808
ProQR Therapeutics NV (a)(b)	49,325	412,850
SIF Holding NV	8,749	147,836
Sligro Food Group NV (a)	7,395	201,834
See accompanying notes to financial statements.
111

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
TomTom NV (a)(b)	47,961	$ 381,031
Van Lanschot Kempen NV ADR	7,776	240,170
Vastned Retail NV REIT	13,631	366,505
		7,086,955
NEW ZEALAND — 0.7%
Air New Zealand, Ltd. (a)(b)	289,525	325,558
Argosy Property, Ltd.	404,297	451,825
Heartland Group Holdings, Ltd.	169,728	271,642
Kathmandu Holdings, Ltd. (b)	196,419	215,444
Kiwi Property Group, Ltd.	869,428	692,740
Oceania Healthcare, Ltd. (b)	154,909	158,159
Pacific Edge, Ltd. (a)	217,298	229,352
Precinct Properties New Zealand, Ltd.	508,496	589,321
Pushpay Holdings, Ltd. (a)(b)	398,761	508,908
SKY Network Television, Ltd. (a)	33,094	44,747
SKYCITY Entertainment Group, Ltd.	382,227	843,774
Summerset Group Holdings, Ltd.	796	8,341
Synlait Milk, Ltd. (a)(b)	33,658	86,375
Vital Healthcare Property Trust REIT (b)	273,154	576,612
Volpara Health Technologies, Ltd. (a)(b)	69,722	59,681
Z Energy, Ltd.	352,635	831,967
		5,894,446
NORWAY — 1.7%
Aker Solutions ASA (a)	186,710	414,840
ArcticZymes Technologies ASA (a)	34,031	338,585
Avance Gas Holding, Ltd. (d)	92,131	453,834
Bank Norwegian ASA	70,970	849,599
Bergenbio ASA (a)(b)	96,935	227,201
Bonheur ASA	4,685	163,157
BW Offshore, Ltd.	116,826	380,085
Crayon Group Holding ASA (a)(d)	15,988	300,556
Europris ASA (d)	92,178	612,461
Fjordkraft Holding ASA (d)	22,327	124,152
FLEX LNG, Ltd.	24,593	440,064
Frontline, Ltd. (a)	49,911	456,270
Grieg Seafood ASA (a)	30,519	286,687
Hexagon Composites ASA (a)	26,092	92,481
Hunter Group ASA	379,539	137,828
IDEX Biometrics ASA (a)	662,658	182,949
Kahoot! ASA (a)	191,656	1,384,301
Kid ASA (d)	13,052	169,556
See accompanying notes to financial statements.
112

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Kitron ASA	228,989	$ 476,380
LINK Mobility Group Holding ASA (a)	52,633	204,701
Nordic Nanovector ASA (a)(b)	95,552	261,833
Norway Royal Salmon ASA	9,961	204,486
Odfjell Drilling, Ltd. (a)	546	1,237
Opera, Ltd. ADR (a)(b)	22,590	199,922
PCI Biotech Holding ASA (a)(b)	31,136	60,815
Pexip Holding ASA (a)(b)	38,829	316,931
PGS ASA (a)(b)	404,338	254,759
PhotoCure ASA (a)	16,018	187,902
Protector Forsikring ASA	61,327	618,241
Sbanken ASA (d)	40,858	471,803
Selvaag Bolig ASA	18,440	115,128
SFL Corp., Ltd. (b)	68,320	572,522
SpareBank 1 Nord Norge	42,182	461,964
SpareBank 1 SMN	43,753	650,587
Stolt-Nielsen, Ltd.	13,493	190,124
TGS ASA	53,349	567,149
Veidekke ASA	82,624	1,014,668
Wallenius Wilhelmsen ASA (a)	67,739	254,062
XXL ASA (d)	53,363	100,744
		14,200,564
PERU — 0.0% (e)
Hochschild Mining PLC	219,435	393,514
PORTUGAL — 0.2%
Altri SGPS SA	135,263	839,466
Mota-Engil SGPS SA (a)(b)	42,579	67,655
REN - Redes Energeticas Nacionais SGPS SA	307,875	909,870
		1,816,991
RUSSIA — 0.0% (e)
Petropavlovsk PLC (a)(b)	1,037,266	286,992
SINGAPORE — 1.4%
AEM Holdings, Ltd. (b)	47,200	140,460
AIMS APAC REIT	278,504	295,408
ARA LOGOS Logistics Trust REIT	46,223	31,324
Ascendas India Trust	480,500	506,125
Best World International, Ltd. (a)(b)(c)	280,300	140,398
BW LPG, Ltd. (d)	73,331	403,229
CapitaLand China Trust REIT	402,834	367,939
CDL Hospitality Trusts Stapled Security	473,880	363,019
See accompanying notes to financial statements.
113

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
China Aviation Oil Singapore Corp., Ltd.	239,300	$ 166,572
ESR-REIT	2,963,507	1,015,049
Ezion Holdings, Ltd. (a)(c)	4,945,500	—
Ezra Holdings, Ltd. (a)(b)(c)	1,444,295	—
Far East Hospitality Trust Stapled Security	270,400	123,489
Hyflux, Ltd. (a)(c)	33,300	—
iFAST Corp., Ltd.	75,900	526,089
IGG, Inc. (b)	476,000	448,200
Kenon Holdings, Ltd.	6,112	253,297
Keppel Infrastructure Trust	1,543,692	619,706
Keppel Pacific Oak US REIT	182,900	143,577
Lendlease Global Commercial REIT	346,900	222,306
Manulife US Real Estate Investment Trust	793,455	555,419
Midas Holdings, Ltd. (a)(b)(c)	1,078,700	—
Oceanus Group, Ltd. (a)	8,127,300	245,447
OUE Commercial Real Estate Investment Trust	1,232,618	413,112
Prime US REIT	215,300	184,082
Raffles Medical Group, Ltd.	547,474	588,768
Sasseur Real Estate Investment Trust	231,000	145,481
Sembcorp Marine, Ltd. (a)	5,119,300	312,980
Sheng Siong Group, Ltd.	305,000	332,499
Singapore Post, Ltd.	866,800	405,435
SPH REIT (b)	265,900	184,109
Starhill Global REIT	824,752	379,692
Swiber Holdings, Ltd. (a)(b)(c)	100,100	—
Technics Oil & Gas, Ltd. (a)(c)	1,254	—
UMS Holdings, Ltd.	445,274	557,576
Wing Tai Holdings, Ltd.	593,399	791,140
XP Power, Ltd.	6,370	441,474
Yoma Strategic Holdings, Ltd. (a)(b)	882,800	81,933
Zheng Li Holdings, Ltd. (a)(c)	700,000	10,318
		11,395,652
SOUTH KOREA — 13.5%
AbClon, Inc. (a)	10,441	150,354
ABLBio, Inc. (a)	12,503	201,695
Able C&C Co., Ltd. (a)	9,152	63,152
Ace Technologies Corp. (a)	12,096	163,970
Advanced Process Systems Corp.	8,707	183,479
AfreecaTV Co., Ltd.	5,793	736,846
Ahnlab, Inc.	3,138	184,198
Air Busan Co., Ltd. (a)	50,171	145,131
Alchera, Inc. (a)	6,978	175,629
See accompanying notes to financial statements.
114

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Amicogen, Inc. (a)	14,223	$ 422,846
Amotech Co., Ltd. (a)	10,584	257,449
Anam Electronics Co., Ltd. (a)	96,948	198,973
Ananti, Inc. (a)(b)	22,759	254,693
Anterogen Co., Ltd. (a)	3,368	210,500
APAM Corp. (a)(c)	6,724	—
Aprogen Medicines, Inc. (a)	50,573	80,942
Aprogen pharmaceuticals, Inc. (a)	128,262	114,288
AptaBio Therapeutics, Inc. (a)	6,721	226,209
Asiana Airlines, Inc. (a)	16,892	380,213
BGF Co., Ltd.	35,733	180,476
BH Co., Ltd. (b)	17,829	277,072
Binex Co., Ltd. (a)	17,352	249,142
Binggrae Co., Ltd.	1,743	83,175
Bioneer Corp. (a)	10,484	577,328
Biosolution Co., Ltd. (a)	3,883	75,430
Boditech Med, Inc.	5,606	85,226
Boryung Pharmaceutical Co., Ltd. (b)	29,432	401,458
Bukwang Pharmaceutical Co., Ltd. (b)	21,034	266,478
BusinessOn Communication Co., Ltd.	2,799	48,935
Cafe24 Corp. (a)	4,487	112,743
CammSys Corp. (a)	143,920	240,069
Cellid Co., Ltd. (a)	3,675	274,694
Cellivery Therapeutics, Inc. (a)	5,015	224,489
Cellumed Co., Ltd. (a)	22,190	182,543
Chabiotech Co., Ltd. (a)	29,362	541,858
Chong Kun Dang Pharmaceutical Corp.	4,681	476,402
Chongkundang Holdings Corp.	2,173	156,551
CJ CGV Co., Ltd. (a)	1,052	26,389
CJ Freshway Corp. (a)	2,263	64,507
Classys, Inc.	11,069	187,911
CMG Pharmaceutical Co., Ltd. (a)(b)	59,326	203,182
CNK International Co., Ltd. (a)(c)	16,071	—
Com2uSCorp	7,567	631,435
Coreana Cosmetics Co., Ltd. (a)	49,922	179,407
CORESTEM, Inc. (a)	7,304	125,846
Cosmax, Inc. (a)	6,472	680,544
Cosmecca Korea Co., Ltd. (a)	1,080	13,728
CosmoAM&T Co., Ltd. (a)	11,305	467,382
Cosmochemical Co., Ltd. (a)	12,225	193,597
Creative & Innovative System (a)	17,051	308,185
CrystalGenomics, Inc. (a)	29,666	194,934
See accompanying notes to financial statements.
115

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Cuckoo Homesys Co., Ltd.	7,090	$ 264,378
CUROCOM Co., Ltd. (a)(b)	55,406	74,639
Dae Han Flour Mills Co., Ltd.	573	78,642
Dae Hwa Pharmaceutical Co., Ltd.	3,138	27,696
Daea TI Co., Ltd. (b)	35,233	201,459
Daeduck Co., Ltd.	19,219	115,249
Daeduck Electronics Co., Ltd.	31,456	445,007
Daejoo Electronic Materials Co., Ltd.	5,029	429,844
Daesang Corp.	18,341	376,424
Daesung Holdings Co., Ltd.	8,201	288,490
Daewon Media Co., Ltd. (a)	6,353	225,360
Daewon Pharmaceutical Co., Ltd.	13,023	203,484
Daewoong Co., Ltd. (b)	23,040	647,027
Daewoong Pharmaceutical Co., Ltd.	1,140	140,093
Daishin Securities Co., Ltd. Preference Shares	67,684	1,057,562
Danawa Co., Ltd.	9,084	241,294
Daou Technology, Inc.	20,532	424,860
Dasan Networks, Inc. (a)	11,392	72,643
Dawonsys Co., Ltd. (b)	20,910	337,315
Dentium Co., Ltd.	6,520	421,267
Devsisters Co., Ltd. (a)	2,924	387,479
DGB Financial Group, Inc.	110,807	929,319
DI Dong Il Corp.	701	187,683
Digital Power Communications Co., Ltd.	15,919	194,282
DIO Corp. (a)	6,066	215,435
DL Holdings Co., Ltd.	3,283	210,456
DMS Co., Ltd.	47,163	272,462
Dong-A Socio Holdings Co., Ltd.	4,709	463,343
Dong-A ST Co., Ltd.	4,973	315,853
Dongjin Semichem Co., Ltd.	12,056	320,238
Dongkoo Bio & Pharma Co., Ltd.	3,897	29,063
DongKook Pharmaceutical Co., Ltd.	17,667	344,686
Dongkuk Steel Mill Co., Ltd.	24,317	376,872
Dongsung Finetec Co., Ltd.	10,273	104,118
Dongsung Pharmaceutical Co., Ltd. (a)	10,771	90,244
Dongwha Enterprise Co., Ltd. (a)(b)	2,923	225,891
Dongwha Pharm Co., Ltd.	33,513	505,242
Dongwon F&B Co., Ltd.	484	84,005
Dongwon Industries Co., Ltd.	237	46,139
Dongyang Steel Pipe Co., Ltd. (a)	157,114	195,729
Doosan Co., Ltd. (b)	4,751	399,662
Doosan Infracore Co., Ltd. (a)	19,772	159,646
See accompanying notes to financial statements.
116

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
DoubleUGames Co., Ltd.	7,116	$ 378,639
Dreamtech Co., Ltd.	12,026	105,126
Duk San Neolux Co., Ltd. (a)	5,497	290,171
E Investment&Development Co., Ltd. (a)	550,824	193,533
E&D Co., Ltd. (a)	5,852	187,818
Echo Marketing, Inc.	7,129	122,229
Ecopro Co., Ltd.	10,277	857,574
Ecopro HN Co., Ltd. (a)(b)	3,422	287,575
EM-Tech Co., Ltd. (a)	18,832	373,777
ENF Technology Co., Ltd. (b)	23,402	603,827
Enzychem Lifesciences Corp. (a)	1,147	70,428
Eo Technics Co., Ltd.	2,357	213,006
Eoflow Co., Ltd. (a)	4,895	216,223
Eone Diagnomics Genome Center Co., Ltd. (a)	22,402	69,628
E-TRON Co., Ltd. (a)	396,780	181,634
Eubiologics Co., Ltd. (a)	15,027	712,006
Eugene Corp.	44,803	188,445
Eugene Investment & Securities Co., Ltd.	122,835	397,865
Eugene Technology Co., Ltd.	4,625	156,445
Eutilex Co., Ltd. (a)(b)	3,742	80,434
Eyegene, Inc. (a)	8,371	280,683
F&F Holdings Co., Ltd. (b)	2,276	67,665
Fine Technix Co., Ltd. (a)	19,189	170,173
Finetex EnE, Inc. (a)(c)	2,258	—
Foosung Co., Ltd. (a)	42,040	756,294
Futurestream Networks Co., Ltd. (a)	234,040	202,611
GAEASOFT (a)(b)	12,077	221,854
GemVax & Kael Co., Ltd. (a)	13,965	231,767
Geneonelifescience, Inc. (a)	21,715	629,075
Genexine, Inc. (a)	9,423	568,245
GenNBio, Inc. (a)	59,609	70,232
Genome & Co. (a)	5,345	174,029
Genomictree, Inc. (a)	6,881	74,389
Giantstep, Inc. (a)	3,130	185,579
GOLFZON Co., Ltd.	2,287	271,581
Golfzon Newdin Holdings Co., Ltd.	3,406	26,005
Grand Korea Leisure Co., Ltd. (a)	16,875	232,316
Gravity Co., Ltd. ADR (a)	1,414	127,910
Green Cross Cell Corp.	3,731	121,005
Green Cross Holdings Corp.	15,970	425,552
Green Cross LabCell Corp.	5,278	446,223
G-SMATT GLOBAL Co., Ltd. (a)(c)	49,298	1,936
See accompanying notes to financial statements.
117

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
G-treeBNT Co., Ltd. (a)	15,173	$ 205,681
HAESUNG DS Co., Ltd.	18,216	634,637
Halla Holdings Corp.	3,215	150,703
Hana Tour Service, Inc. (a)	5,341	396,515
Hanall Biopharma Co., Ltd. (a)	17,268	309,191
Hancom, Inc. (a)	10,069	184,967
Handsome Co., Ltd.	12,632	422,489
Hanil Cement Co., Ltd.	12,227	183,818
Hanjin Heavy Industries & Construction Co., Ltd. (a)	37,538	317,044
Hanjin Shipping Co., Ltd. (a)(c)	1,732	—
Hanjin Transportation Co., Ltd.	5,553	174,469
Hankook & Co. Co., Ltd	16,011	215,013
Hankook Shell Oil Co., Ltd.	869	205,140
Hanmi Semiconductor Co., Ltd.	16,472	432,668
Hansae Co., Ltd.	12,397	242,914
Hansol Holdings Co., Ltd.	56,117	190,295
Hansol Paper Co., Ltd.	27,616	379,020
Hanwha General Insurance Co., Ltd. (a)	50,561	192,379
Hanwha Investment & Securities Co., Ltd. (a)	96,148	353,652
Harim Holdings Co., Ltd.	50,225	401,291
HDC Holdings Co., Ltd.	17,049	158,394
HDC Hyundai Development Co-Engineering & Construction Class E	16,114	374,269
Helixmith Co., Ltd. (a)	12,880	262,713
HFR, Inc. (a)	4,806	80,777
HJ Magnolia Yongpyong Hotel & Resort Corp. (a)	46,016	229,303
HLB Life Science Co., Ltd. (a)	31,740	498,618
Hlb Pharma Ceutical Co., Ltd. (a)	8,851	159,976
Homecast Co., Ltd. (a)	21,425	56,096
HS Industries Co., Ltd.	39,058	225,309
Huchems Fine Chemical Corp.	23,361	572,187
Humasis Co., Ltd. (a)	15,659	198,383
Humedix Co., Ltd.	1,541	44,317
Huons Co., Ltd.	4,640	213,973
Huons Global Co., Ltd.	3,053	158,323
Hyosung Chemical Corp. (a)	2,048	618,378
Hyosung Heavy Industries Corp. (a)	5,409	352,681
Hyundai Bioland Co., Ltd.	4,786	78,015
Hyundai Bioscience Co., Ltd. (a)(b)	31,744	928,995
Hyundai Construction Equipment Co., Ltd. (a)	8,066	279,313
Hyundai Corp.	3,143	50,569
Hyundai Department Store Co., Ltd.	4,623	311,974
See accompanying notes to financial statements.
118

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Hyundai Electric & Energy System Co., Ltd. (a)	11,511	$ 270,275
Hyundai Elevator Co., Ltd.	11,313	469,623
Hyundai Ezwel Co., Ltd.	21,981	190,292
Hyundai Greenfood Co., Ltd.	38,599	304,489
Hyundai Home Shopping Network Corp.	4,511	270,508
Hyundai Livart Furniture Co., Ltd.	14,792	214,884
Hyundai Marine & Fire Insurance Co., Ltd.	22,569	485,119
Icure Pharm, Inc. (a)(b)	4,131	138,165
Il Dong Pharmaceutical Co., Ltd. (a)	10,447	122,646
Iljin Diamond Co., Ltd.	3,633	125,345
Ilyang Pharmaceutical Co., Ltd.	9,117	243,325
InBody Co., Ltd.	9,623	207,252
Innocean Worldwide, Inc.	6,387	325,823
InnoWireless, Inc.	6,041	213,272
Innox Advanced Materials Co., Ltd. (a)	6,786	220,373
Inscobee, Inc. (a)(b)	62,717	238,367
Insun ENT Co., Ltd. (a)(b)	42,740	481,908
Intellian Technologies, Inc.	3,359	204,831
Interojo Co., Ltd.	4,823	114,057
Interpark Corp.	34,654	208,978
iNtRON Biotechnology, Inc. (a)	16,745	311,847
IS Dongseo Co., Ltd.	6,819	267,519
Jahwa Electronics Co., Ltd. (a)	26,222	400,860
JB Financial Group Co., Ltd.	162,501	1,225,620
Jeil Pharmaceutical Co., Ltd.	5,510	170,326
Jeisys Medical, Inc. (a)	52,487	310,312
Jeju Air Co., Ltd. (a)	6,857	134,071
Jenax, Inc. (a)(c)	1,564	—
JETEMA Co., Ltd. (a)	8,092	220,070
Jin Air Co., Ltd. (a)	21,884	434,353
JoyCity Corp. (a)	22,190	214,591
JW Pharmaceutical Corp. (b)	7,455	159,615
JW Shinyak Corp. (a)	14,514	49,402
JYP Entertainment Corp. (b)	23,445	844,535
Kangstem Biotech Co., Ltd. (a)	16,819	61,722
KC Co., Ltd.	6,860	128,625
KEPCO Engineering & Construction Co., Inc. (b)	15,691	645,398
KEPCO Plant Service & Engineering Co., Ltd.	16,787	544,443
KG Dongbu Steel Co., Ltd.	15,526	180,306
KG Eco Technology Service Co., Ltd.	14,145	194,135
Kginicis Co., Ltd.	17,815	262,561
KGMobilians Co., Ltd.	13,293	106,658
See accompanying notes to financial statements.
119

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
KH FEELUX Co., Ltd. (a)	41,231	$ 118,400
KH Vatec Co., Ltd. (a)	8,935	178,096
KINX, Inc.	5,334	203,404
KMW Co., Ltd. (a)(b)	16,574	562,032
Koh Young Technology, Inc.	26,245	431,136
Kolmar BNH Co., Ltd.	3,459	102,105
Kolmar Korea Co., Ltd.	10,133	380,843
Kolon Industries, Inc.	10,316	869,541
KoMiCo, Ltd.	2,741	176,869
Komipharm International Co., Ltd. (a)(b)	18,014	153,667
KONA I Co., Ltd. (a)	7,191	182,204
Korea Electric Terminal Co., Ltd.	3,169	202,613
Korea Electronic Power Industrial Development Co., Ltd.	16,371	213,625
Korea Line Corp. (a)	102,301	251,432
Korea Petrochemical Ind Co., Ltd.	2,882	523,336
Korea Pharma Co., Ltd.	3,134	155,906
Korea Real Estate Investment & Trust Co., Ltd.	64,107	132,654
Korea United Pharm, Inc.	8,177	369,484
Korean Reinsurance Co.	104,223	841,530
KT Skylife Co., Ltd.	6,911	58,078
Kukdo Chemical Co., Ltd.	2,862	177,666
Kuk-il Paper Manufacturing Co., Ltd. (a)(b)	35,737	157,255
Kumho Tire Co., Inc. (a)	58,195	270,823
KUMHOE&C Co., Ltd.	16,524	182,127
Kwang Dong Pharmaceutical Co., Ltd.	20,991	142,008
L&C Bio Co., Ltd.	5,091	159,094
LabGenomics Co., Ltd. (a)	4,442	107,486
LB Semicon, Inc.	12,793	131,820
LegoChem Biosciences, Inc. (a)	12,297	506,317
LEMON Co., Ltd. (a)(b)	11,025	63,040
LF Corp.	3,083	46,610
Lock&Lock Co., Ltd. (a)	4,635	44,823
Lotte Chilsung Beverage Co., Ltd.	3,090	384,945
LOTTE Fine Chemical Co., Ltd.	16,323	1,257,312
Lotte Food Co., Ltd.	761	266,093
LOTTE Himart Co., Ltd.	4,985	125,257
Lotte Non-Life Insurance Co., Ltd. (a)	121,719	194,298
Lotte Tour Development Co., Ltd. (a)	8,683	154,006
LS Corp.	8,657	469,408
LS Electric Co., Ltd.	12,619	710,885
Lutronic Corp. (a)	12,552	203,016
Lx International Corp.	26,458	773,181
See accompanying notes to financial statements.
120

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
LX Semicon Co., Ltd. (b)	5,706	$ 487,709
M2N Co., Ltd. (a)	16,903	185,590
Macrogen, Inc.	8,892	220,798
Maeil Dairies Co., Ltd.	1,095	66,588
MagnaChip Semiconductor Corp. (a)	26,008	461,902
Mcnex Co., Ltd.	5,357	181,206
ME2ON Co., Ltd.	44,030	193,747
Medipost Co., Ltd. (a)	9,669	194,360
MedPacto, Inc. (a)(b)	6,625	343,000
Medy-Tox, Inc.	2,896	388,661
Meerecompany, Inc. (a)	460	9,655
MegaStudyEdu Co., Ltd.	5,336	325,839
Mezzion Pharma Co., Ltd. (a)	3,645	515,657
MiCo, Ltd. (a)	10,787	136,204
Minwise Co., Ltd.	26,187	455,618
Mirae Asset Life Insurance Co., Ltd.	63,990	265,094
Miwon Commercial Co., Ltd.	1,067	189,248
Modetour Network, Inc. (a)	8,875	207,258
Myoung Shin Industrial Co., Ltd. (a)	7,843	181,171
Namhae Chemical Corp.	22,826	219,777
Namsun Aluminum Co., Ltd. (a)	42,625	120,063
Nanomedics Co., Ltd. (a)	28,412	87,348
Naturecell Co., Ltd. (a)	36,533	643,339
Neowiz (a)	7,626	149,750
NEPES Corp. (a)	10,943	299,916
NewGLAB Pharma Co., Ltd. (a)	15,063	155,846
Next Science Co., Ltd. (a)	15,484	382,523
NEXTIN, Inc. (a)	3,928	179,149
NHN Corp. (a)	9,451	560,355
NHN KCP Corp. (a)	9,129	400,936
NICE Holdings Co., Ltd.	6,340	95,314
NICE Information Service Co., Ltd.	30,430	524,301
NKMax Co., Ltd. (a)	15,532	297,784
NongShim Co., Ltd.	3,107	741,324
NOVAREX Co., Ltd.	5,816	212,205
NS Shopping Co., Ltd.	14,723	180,929
Okins Electronics Co., Ltd. (a)	8,987	194,693
OliX Pharmaceuticals, Inc. (a)	5,549	180,905
OncoQuest Pharmaceuticals, Inc. (a)	33,459	109,929
OptoElectronics Solutions Co., Ltd.	2,548	76,397
OPTRON-TEC, Inc. (a)	63,461	438,438
Orion Holdings Corp.	14,167	198,625
See accompanying notes to financial statements.
121

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Oscotec, Inc. (a)	11,609	$ 321,601
Osstem Implant Co., Ltd.	8,831	998,709
Ottogi Corp.	1,117	464,159
Paradise Co., Ltd. (a)(b)	28,152	419,665
Park Systems Corp.	2,162	198,853
Partron Co., Ltd.	8,887	69,580
PCL, Inc. (a)	5,261	202,175
Peptron, Inc. (a)	20,738	212,810
PharmAbcine (a)	10,142	64,501
PharmaResearch Co., Ltd.	3,261	233,283
Pharmicell Co., Ltd. (a)	42,685	535,365
PI Advanced Materials Co., Ltd.	9,948	468,833
POLUS BioPharm, Inc. (a)(c)	21,662	16,809
Poongsan Corp.	18,103	509,147
Posco ICT Co., Ltd.	9,937	56,399
Power Logics Co., Ltd. (a)	17,806	132,943
Prestige Biologics Co., Ltd. (a)	15,301	165,416
Prestige Biopharm, Ltd. (a)	7,246	176,254
Prostemics Co., Ltd. (a)	6,857	16,853
PSK, Inc.	11,731	361,640
Qurient Co., Ltd. (a)	4,039	103,363
RAPHAS Co., Ltd. (a)	4,434	172,641
Reyon Pharmaceutical Co., Ltd.	4,086	181,868
RFHIC Corp.	5,333	140,307
RFTech Co., Ltd. (a)	13,121	66,159
Rsupport Co., Ltd. (b)	10,999	69,580
S&S Tech Corp.	4,971	144,008
Sam Chun Dang Pharm Co., Ltd. (a)	6,662	280,209
SAM KANG M&T Co., Ltd. (a)(b)	10,784	200,834
Sam Kwang Glass Co., Ltd.	5,142	229,305
Sam Yung Trading Co., Ltd.	7,546	98,786
Sambu Engineering & Construction Co., Ltd. (a)	82,721	158,595
Samick THK Co., Ltd.	20,747	213,778
Samjin Pharmaceutical Co., Ltd.	11,375	240,662
Samsung Pharmaceutical Co., Ltd. (a)	33,491	190,084
Samwha Capacitor Co., Ltd.	4,171	208,198
Samyang Holdings Corp.	4,467	420,668
Sang-A Frontec Co., Ltd.	4,236	241,853
Sangsangin Co., Ltd. (a)(b)	27,205	202,659
SaraminHR Co., Ltd.	5,385	218,311
Seah Besteel Corp.	8,072	176,575
Sebang Global Battery Co., Ltd.	2,584	185,943
See accompanying notes to financial statements.
122

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Seobu T&D	15,918	$ 120,729
Seohan Co., Ltd.	172,691	289,520
Seojin System Co., Ltd. (a)	4,210	128,007
Seoul Semiconductor Co., Ltd.	26,559	344,325
Seoul Viosys Co., Ltd.	7,771	107,967
SFA Engineering Corp.	22,845	718,730
SFA Semicon Co., Ltd. (a)	35,097	185,267
Shinsegae Information & Communication Co., Ltd.	2,864	540,628
Shinsegae International, Inc.	1,385	222,255
Shinsung E&G Co., Ltd. (a)	229,117	479,907
SillaJen, Inc. (a)(b)(c)	29,675	227,451
SIMMTECH Co., Ltd.	8,750	206,187
Sindoh Co., Ltd. (a)	1,754	47,998
SK D&D Co., Ltd.	5,000	144,426
SK Discovery Co., Ltd.	4,402	177,902
SK Networks Co., Ltd.	77,700	338,625
SK Rent A Car Co., Ltd. (a)	3,603	35,604
SK Securities Co., Ltd.	343,156	257,367
SL Corp.	4,722	108,877
SM Entertainment Co., Ltd. (a)	10,310	602,578
S-MAC Co., Ltd. (a)	217,250	219,268
Solid, Inc. (a)	18,925	110,449
SOLUM Co., Ltd. (a)	16,421	389,028
Solus Advanced Materials Co, Ltd.	8,502	513,423
Songwon Industrial Co., Ltd.	17,025	288,303
Soulbrain Holdings Co., Ltd. (a)	4,731	158,233
SPC Samlip Co., Ltd.	1,929	124,798
Ssangyong Motor Co. (a)(b)(c)	28,147	32,925
ST Pharm Co., Ltd. (a)	9,157	733,952
STCUBE (a)	14,512	115,091
Sugentech, Inc. (a)	13,852	174,320
Suheung Co., Ltd.	1,808	79,100
SundayToz Corp. (a)	1,289	21,991
Sungshin Cement Co., Ltd.	16,510	155,478
Synopex, Inc. (a)	35,511	90,727
T&R Biofab Co., Ltd. (a)	3,658	188,461
Taekwang Industrial Co., Ltd.	431	404,063
Taeyoung Engineering & Construction Co., Ltd.	25,728	252,065
Taihan Electric Wire Co., Ltd. (a)	233,300	471,920
Taihan Fiberoptics Co., Ltd. (a)	27,242	82,255
TechWing, Inc.	20,483	364,161
Tego Science, Inc. (a)	695	14,998
See accompanying notes to financial statements.
123

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Telcon RF Pharmaceutical, Inc. (a)(b)	45,486	$ 153,285
Tesna, Inc.	2,942	110,946
Theragen Etex Co., Ltd. (a)	20,997	132,295
Tokai Carbon Korea Co., Ltd.	1,812	177,374
Toptec Co., Ltd. (b)	10,981	88,479
Tovis Co., Ltd. (a)	8,939	59,417
TSE Co., Ltd.	3,068	174,907
TY Holdings Co., Ltd. (a)	24,835	600,948
UBCare Co., Ltd.	14,868	98,325
Ubiquoss Holdings, Inc.	3,766	55,981
Unid Co., Ltd.	2,772	307,870
Union Semiconductor Equipment & Materials Co., Ltd.	56,464	627,113
Unison Co., Ltd. (a)	28,276	84,541
UTI, Inc.	5,208	52,564
Value Added Technology Co., Ltd.	4,305	148,348
Vaxcell-Bio Therapeutics Co., Ltd. (a)	4,404	255,164
VICTEK Co., Ltd. (a)	18,580	88,192
Vidente Co., Ltd. (a)(b)	12,287	94,539
Webcash Corp.	8,778	226,864
Webzen, Inc. (a)	12,687	274,314
Wellbiotec Co., Ltd. (a)	33,032	54,542
Wemade Co., Ltd. (b)	10,472	619,122
Whanin Pharmaceutical Co., Ltd.	10,413	164,022
Wins Co., Ltd.	7,892	103,316
WiSoL Co., Ltd.	7,443	69,149
Wonik Holdings Co., Ltd. (a)	113,391	501,832
WONIK IPS Co., Ltd.	18,583	628,589
Woojeon Co., Ltd. (a)(c)	76	—
Woongjin Thinkbig Co., Ltd.	9,445	26,724
Woori Technology Investment Co., Ltd. (a)	83,788	521,552
Woori Technology, Inc. (a)	107,140	186,862
Woory Industrial Co., Ltd.	9,957	197,626
Wysiwyg Studios Co., Ltd. (a)	14,362	206,818
XIILab Co., Ltd. (a)	3,838	189,631
Y2 Solution Co., Ltd. (a)(c)	30,821	15,879
YG Entertainment, Inc. (a)	4,503	235,038
Young Poong Corp.	630	354,907
Youngone Corp.	11,541	430,351
Yuanta Securities Korea Co., Ltd.	83,699	288,069
Yungjin Pharmaceutical Co., Ltd. (a)	59,425	252,456
Zinus, Inc.	3,962	247,290
		111,582,277
See accompanying notes to financial statements.
124

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
SPAIN — 1.1%
Abengoa SA Class B (a)	12,105,124	$ 86,981
Aedas Homes SA (d)	13,932	403,662
Amper SA (a)(b)	847,578	181,529
Applus Services SA	87,107	830,840
Atresmedia Corp. de Medios de Comunicacion SA (a)	56,197	241,500
Audax Renovables SA (b)	87,389	152,223
Construcciones y Auxiliar de Ferrocarriles SA (a)	12,585	524,345
ContourGlobal PLC (d)	110,992	282,551
Deoleo SA (a)(b)	457,915	178,846
Distribuidora Internacional de Alimentacion SA (a)	8,312,867	141,623
Ence Energia y Celulosa SA (a)	59,511	164,425
Ercros SA (a)	69,247	283,697
Faes Farma SA	208,870	818,196
Global Dominion Access SA (d)	46,550	235,218
Grupo Ezentis SA (a)(b)	323,908	122,003
Indra Sistemas SA (a)	58,561	629,827
Lar Espana Real Estate Socimi SA REIT	27,385	170,432
Let's GOWEX SA (a)(b)(c)	9,561	—
Mediaset Espana Comunicacion SA (a)	78,785	448,139
Melia Hotels International SA (a)	18,351	136,753
Miquel y Costas & Miquel SA	11,249	220,587
Neinor Homes SA (a)(d)	26,425	353,415
Obrascon Huarte Lain SA (a)	120,393	87,485
Oryzon Genomics SA (a)(b)	26,764	94,760
Pharma Mar SA (b)	6,810	587,830
Prosegur Cash SA (d)	227,114	183,197
Prosegur Cia de Seguridad SA	63,005	187,661
Sacyr SA (b)	242,802	598,247
Talgo SA (a)(d)	40,935	212,301
Tecnicas Reunidas SA (a)(b)	44,525	422,622
Tubacex SA (a)(b)	89,285	162,459
		9,143,354
SWEDEN — 3.9%
AcadeMedia AB (d)	56,245	385,744
Aegirbio AB (a)	6,060	124,684
Alimak Group AB (d)	21,893	329,325
Ambea AB (d)	28,882	211,616
Attendo AB (a)(d)	53,087	229,738
Azelio AB (a)(b)	65,030	235,187
Bactiguard Holding AB (a)	6,543	120,561
Beijer Alma AB	11,654	265,622
See accompanying notes to financial statements.
125

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Betsson AB Class B (a)	55,706	$ 463,551
BHG Group AB (a)	35,636	516,909
BioArctic AB (a)(d)	12,120	225,262
BioGaia AB Class B	6,871	346,748
Biotage AB	39,651	1,085,031
Bonava AB Class B	65,546	596,380
BoneSupport Holding AB (a)(d)	24,319	111,052
Boozt AB (a)(d)	21,757	360,853
Bufab AB	25,192	901,303
Byggmax Group AB	34,175	293,172
Calliditas Therapeutics AB Class B (a)(b)	15,943	175,311
Camurus AB (a)(b)	7,247	135,852
Cantargia AB (a)(b)	96,239	225,732
CDON AB (a)(b)	5,593	230,534
Cell Impact AB (a)	61,528	335,612
Cellavision AB	20,656	924,126
Cibus Nordic Real Estate AB (b)	17,338	410,236
Clas Ohlson AB Class B	29,297	302,060
Climeon AB (a)	11,218	11,476
Cloetta AB Class B	119,636	370,865
Coor Service Management Holding AB (d)	47,488	450,261
Creades AB Class A (b)	21,578	254,169
CTT Systems AB	10,158	243,832
Diamyd Medical AB (a)	32,765	93,255
Dios Fastigheter AB	41,782	407,860
Duni AB (a)	18,325	211,977
Dustin Group AB (b)(d)	46,819	503,856
Enzymatica AB (a)	81,478	93,040
Eolus Vind AB Class B (b)	11,854	212,052
Fagerhult AB	28,603	218,727
Ferronordic AB	5,796	156,021
Fingerprint Cards AB Class B (a)(b)	172,022	478,005
G5 Entertainment AB (b)	3,778	171,960
GARO AB	12,149	259,962
Genovis AB (a)	40,716	269,934
Granges AB	55,317	667,076
Haldex AB (a)(b)	48,070	256,050
Hansa Biopharma AB (a)	33,246	446,140
Hexatronic Group AB	15,960	500,771
Hoist Finance AB (a)(d)	79,803	282,413
Humana AB (a)	14,247	119,532
Immunovia AB (a)(b)	13,688	200,426
See accompanying notes to financial statements.
126

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Impact Coatings AB (a)	55,864	$ 95,783
Intervacc AB (a)	32,512	244,531
INVISIO Communications AB	10,856	216,287
Inwido AB	33,642	562,972
Karo Pharma AB (a)	89,595	565,310
K-fast Holding AB (a)(b)	27,097	224,865
KNOW IT AB	25,497	1,028,792
LeoVegas AB (d)	70,298	275,132
Lime Technologies AB (b)	4,929	192,911
Maha Energy AB (a)	103,982	158,198
Medcap AB (a)	6,291	137,634
Mekonomen AB (a)	16,045	286,107
Minesto AB (a)(b)	43,319	96,060
Modern Times Group MTG AB Class B (a)	54,111	658,099
Munters Group AB (d)	56,928	467,212
NCC AB Class B	45,312	715,789
New Wave Group AB Class B (a)	103,215	1,545,532
Nobia AB	57,396	379,204
Nobina AB (d)	53,054	477,565
Nordic Waterproofing Holding AB	8,879	208,564
Note AB (a)	18,711	257,934
NP3 Fastigheter AB	7,537	196,425
Oasmia Pharmaceutical AB (a)	264,438	69,823
Oncopeptides AB (a)(b)(d)	57,299	275,081
Orexo AB (a)(b)	24,925	93,164
OW Bunker A/S (a)(b)(c)	9,828	—
Paradox Interactive AB	11,469	183,797
PowerCell Sweden AB (a)(b)	17,946	347,902
Pricer AB Class B (b)	59,047	191,681
RaySearch Laboratories AB (a)(b)	15,388	108,174
Re:NewCell AB (a)(b)	8,357	208,625
Resurs Holding AB (d)	99,068	461,677
SAS AB (a)	732,161	160,684
Scandi Standard AB	31,509	189,085
Sdiptech AB Class B (a)	10,241	499,844
Sedana Medical AB (a)(b)	22,582	262,511
Sensys Gatso Group AB (a)	1,119,735	130,551
SkiStar AB (a)	23,449	486,480
Smart Eye AB (a)(b)	11,711	251,661
SolTech Energy Sweden AB (a)(b)	62,682	151,751
SpectraCure AB (a)	28,381	30,592
Storytel AB (a)(b)	17,248	379,420
See accompanying notes to financial statements.
127

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Svolder AB Class B	7,515	$ 236,053
SwedenCare AB	28,833	478,542
Tethys Oil AB	35,340	245,603
Tobii AB (a)	43,011	292,769
Vitec Software Group AB Class B	9,274	506,709
Xvivo Perfusion AB (a)	6,721	296,925
		31,951,871
SWITZERLAND — 1.7%
AC Immune SA (a)(b)	53,338	357,898
APG SGA SA (a)	320	73,924
Arbonia AG	21,972	429,618
Aryzta AG (a)	502,630	754,336
Ascom Holding AG (a)	22,751	360,465
Autoneum Holding AG (a)(b)	1,534	249,130
Basilea Pharmaceutica AG (a)(b)	3,843	178,710
Bell Food Group AG	877	272,638
Bobst Group SA (a)	3,045	264,073
Burckhardt Compression Holding AG	1,493	603,378
Burkhalter Holding AG	1,257	89,069
Coltene Holding AG (a)	2,467	314,177
Evolva Holding SA (a)(b)	490,648	76,686
Feintool International Holding AG (a)	2,372	153,836
Gurit Holding AG	254	475,408
Huber + Suhner AG	6,768	524,550
Implenia AG (a)(b)	8,893	197,336
Intershop Holding AG	271	168,785
Jungfraubahn Holding AG (a)	780	115,054
Kardex Holding AG	4,267	1,209,864
Komax Holding AG (a)	2,376	627,080
Leonteq AG	3,926	240,311
Medartis Holding AG (a)(d)	1,610	187,777
Metall Zug AG Class B	104	220,185
Meyer Burger Technology AG (a)(b)	799,929	362,556
Mobilezone Holding AG	19,754	274,017
Molecular Partners AG (a)	10,398	203,089
ObsEva SA (a)	106,912	332,496
Orior AG	6,213	607,413
Relief Therapeutics Holding, Inc. (a)(b)	1,246,305	179,694
Rieter Holding AG (a)	1,578	346,776
Sensirion Holding AG (a)(d)	4,358	530,706
Swiss Steel Holding AG (a)	419,225	172,346
u-blox Holding AG (a)	3,995	264,877
See accompanying notes to financial statements.
128

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Valiant Holding AG	7,137	$ 680,151
Valora Holding AG (a)	4,915	964,190
Vetropack Holding AG	6,479	402,138
V-ZUG Holding AG (a)	1,330	185,916
Ypsomed Holding AG (b)	2,001	329,049
Zehnder Group AG	2,789	296,584
		14,276,286
TAIWAN — 0.0% (e)
Medtecs International Corp., Ltd. (b)	216,100	61,283
TURKEY — 0.1%
Eldorado Gold Corp. (a)	80,116	619,755
UNITED ARAB EMIRATES — 0.0% (e)
Borr Drilling, Ltd. (a)(b)	223,078	190,003
UNITED KINGDOM — 5.9%
4imprint Group PLC	9,347	379,351
A.G. Barr PLC (a)	49,675	346,283
Adriatic Metals PLC ADR (a)	77,923	169,426
Anglo Pacific Group PLC	133,438	238,935
AO World PLC (a)(b)	163,362	478,865
Argo Blockchain PLC (a)(b)	176,881	290,967
Auction Technology Group PLC (a)	48,152	863,513
Autolus Therapeutics PLC ADR (a)(b)	49,566	324,657
Avon Protection PLC	17,808	466,302
Bicycle Therapeutics PLC ADR (a)(b)	6,700	278,653
Biffa PLC (a)(d)	151,266	734,254
BMO Commercial Property Trust REIT	555,651	721,491
Brewin Dolphin Holdings PLC	176,418	911,055
Bytes Technology Group PLC (a)	117,810	805,365
Cairn Energy PLC	308,712	780,472
Capita PLC (a)	825,960	567,533
Card Factory PLC (a)	215,178	155,803
Chemring Group PLC	108,740	467,717
Civitas Social Housing PLC REIT	278,613	328,709
Clarkson PLC	13,060	669,159
Clipper Logistics PLC	41,301	406,524
CLS Holdings PLC	65,818	197,903
CMC Markets PLC (d)	40,114	153,609
Coats Group PLC	617,518	561,193
Compass Pathways PLC ADR (a)	8,500	253,895
Concentric AB	10,243	194,825
Crest Nicholson Holdings PLC	53,528	276,428
See accompanying notes to financial statements.
129

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Custodian REIT PLC	83,173	$ 104,408
De La Rue PLC (a)(b)	79,082	196,200
DEV Clever Holdings PLC (a)	393,729	204,391
Devro PLC	165,912	477,616
Dignity PLC (a)(b)	23,884	216,411
Elementis PLC (a)	282,403	567,359
Empiric Student Property PLC REIT (a)	390,388	466,372
EnQuest PLC (a)	763,315	244,439
Equiniti Group PLC (a)(d)	213,655	515,666
Essentra PLC	164,904	594,782
Euromoney Institutional Investor PLC	32,572	446,212
FDM Group Holdings PLC	42,297	720,874
Firstgroup PLC (a)(b)	973,942	1,168,105
Forterra PLC (d)	218,504	817,570
Foxtons Group PLC	262,678	177,091
GCP Student Living PLC REIT	111,124	316,899
Global Ship Lease, Inc. Class A	7,930	188,020
Gym Group PLC (a)(d)	170,978	685,851
Halfords Group PLC	92,215	377,988
Harbour Energy PLC (a)(b)	240,919	1,179,181
Helical PLC	44,088	262,752
Hill & Smith Holdings PLC	39,475	966,587
Hilton Food Group PLC	13,220	208,555
Hollywood Bowl Group PLC (a)(b)	47,546	155,464
Hyve Group PLC (a)	556	837
Ibstock PLC (d)	222,082	619,850
Immunocore Holdings PLC (a)	6,200	229,834
Indivior PLC (a)	331,858	965,620
International Personal Finance PLC	116,084	216,313
Intu Properties PLC REIT (a)(b)(c)	404,524	—
IP Group PLC	331,169	625,145
J D Wetherspoon PLC (a)	85,898	1,208,009
James Fisher & Sons PLC	5,843	67,676
John Menzies PLC (a)	65,405	272,504
Johnston Press PLC (a)(c)	358	—
Just Group PLC (a)	502,662	613,038
Keller Group PLC	59,894	768,817
Kier Group PLC (a)	193,068	313,429
Lb-shell PLC (a)(c)	571	—
Luceco PLC (d)	44,709	196,825
Luxfer Holdings PLC	9,465	185,798
LXI REIT PLC	244,302	452,602
See accompanying notes to financial statements.
130

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Marston's PLC (a)	581,678	$ 635,288
Mitie Group PLC (a)	635,332	608,222
Moneysupermarket.com Group PLC	169,528	486,882
Moonpig Group PLC (a)	76,331	328,318
Morgan Advanced Materials PLC	190,913	927,990
Morgan Sindall Group PLC	24,838	798,744
NCC Group PLC	114,394	396,405
NuCana PLC ADR (a)(b)	65,714	169,542
On the Beach Group PLC (a)(d)	80,136	413,837
Orchard Therapeutics PLC ADR (a)(b)	103,402	237,825
Oxford Biomedica PLC (a)	35,984	751,075
Oxford Instruments PLC	18,530	569,656
PayPoint PLC	34,599	331,226
Picton Property Income, Ltd. REIT	186,636	239,068
Playtech PLC (a)	179,893	1,138,086
Premier Foods PLC	255,404	401,540
Provident Financial PLC (a)	191,344	862,748
PZ Cussons PLC	207,065	629,587
Rathbone Brothers PLC	26,588	722,376
Reach PLC	140,094	660,191
Redde Northgate PLC	35,317	191,431
Regional REIT, Ltd. (d)	188,555	224,747
Renewi PLC (a)	30,972	253,072
Restaurant Group PLC (a)	153,883	213,713
Sabre Insurance Group PLC (d)	124,513	367,673
Schroder Real Estate Investment Trust, Ltd.	600,274	398,215
Senior PLC (a)	449,730	1,044,210
SIG PLC (a)	351,473	227,571
Spire Healthcare Group PLC (a)(d)	106,518	295,865
Standard Life Investment Property Income Trust, Ltd. REIT	182,426	175,626
SThree PLC	46,896	366,747
Stock Spirits Group PLC	65,195	329,207
Supermarket Income REIT PLC	176,655	277,495
Ted Baker PLC (a)(b)	91,534	176,367
Telecom Plus PLC	35,386	580,187
Tiziana Life Sciences PLC ADR (a)	103,394	150,955
TORM PLC Class A	37,076	285,116
Triple Point Social Housing REIT PLC (b)(d)	189,730	241,752
TT Electronics PLC	54,381	190,277
Tyman PLC	123,178	697,566
UK Commercial Property REIT, Ltd.	487,172	482,806
Volution Group PLC	78,501	520,766
See accompanying notes to financial statements.
131

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Wincanton PLC	49,987	$ 239,270
		49,257,217
UNITED STATES — 0.9%
Access Bio, Inc. (a)	20,912	314,386
Adaptimmune Therapeutics PLC ADR (a)	72,131	372,917
Ameridge Corp. (a)(c)	8,992	2,723
Argonaut Gold, Inc. (a)(b)	134,644	292,277
Avadel Pharmaceuticals PLC ADR (a)(b)	20,754	203,389
Charlottes Web Holdings, Inc. (a)(b)	50,306	99,274
Cineworld Group PLC (a)(b)	589,092	624,957
DHT Holdings, Inc. (b)	65,349	426,729
Diversified Energy Co. PLC	318,982	510,098
Energy Fuels, Inc. (a)(b)	95,839	670,272
Ferroglobe Representation & Warranty Insurance Trust (a)(c)	19,857	—
IMAX Corp. (a)	38,042	722,037
Maxeon Solar Technologies, Ltd. (a)	23,305	410,867
MeiraGTx Holdings PLC (a)(b)	19,332	254,796
Nitro Software, Ltd. (a)(b)	99,576	261,821
Nordic American Tankers, Ltd.	102,383	262,100
Pluristem Therapeutics, Inc. (a)	47,798	126,665
PureTech Health PLC (a)	47,402	228,814
REC Silicon ASA (a)(b)	319,262	481,311
Renalytix PLC ADR (a)	13,100	262,655
Stratasys, Ltd. (a)	33,513	721,200
Summit Therapeutics, Inc. (a)	31,100	155,811
UroGen Pharma, Ltd. (a)(b)	15,821	266,109
Viemed Healthcare, Inc. (a)(b)	12,030	66,852
		7,738,060
TOTAL COMMON STOCKS (Cost $811,607,980)		818,241,084

RIGHTS — 0.0% (e)
AUSTRALIA — 0.0% (e)
APN Industria REIT (expiring 10/15/21) (a)	35,714	—
GERMANY — 0.0% (e)
Borussia Dortmund GmbH & Co. KGaA (expiring 10/04/21) (a)	42,257	832
SOUTH KOREA — 0.0% (e)
Jeju Air Co., Ltd. (expiring 10/19/21) (a)	1,607	5,477
Jin Air Co., Ltd. (expiring 11/02/21) (a)	2,843	15,127
See accompanying notes to financial statements.
132

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Kangstem Biotech Co., Ltd.(expiring 10/14/21) (a)	6,515	$ 3,467
		24,071
TOTAL RIGHTS (Cost $0)		24,903
WARRANTS — 0.0% (e)
FRANCE — 0.0% (e)
CGG SA (expiring 02/21/22) (a)	533	4
CGG SA (expiring 02/21/23) (a)	1,729	14
Technicolor SA (expiring 9/22/24) (a) (b)	4,594	1,970
		1,988
ITALY — 0.0% (e)
Webuild SpA (expiring 08/02/30) (a) (b) (c)	19,800	—
SINGAPORE — 0.0% (e)
Ezion Holdings, Ltd. (expiring 04/16/23) (a) (b) (c)	389,064	—
TOTAL WARRANTS (Cost $0)		1,988
SHORT-TERM INVESTMENTS — 6.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (g) (h)	3,251,072	3,251,722
State Street Navigator Securities Lending Portfolio II (i) (j)	48,189,983	48,189,983
TOTAL SHORT-TERM INVESTMENTS (Cost $51,441,705)		51,441,705
TOTAL INVESTMENTS — 105.0% (Cost $863,049,685)		869,709,680
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.0)%		(41,713,236)
NET ASSETS — 100.0%		$ 827,996,444
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2021.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2021, total aggregate fair value of the securities is $554,490, representing 0.07% of the Fund's net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.4% of net assets as of September 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Amount is less than 0.05% of net assets.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
See accompanying notes to financial statements.
133

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at September 30, 2021.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$815,152,900	$2,533,694	$554,490(a)	$818,241,084
Rights	9,776	15,127	—	24,903
Warrants	1,988	—	0(a)	1,988
Short-Term Investments	51,441,705	—	—	51,441,705
TOTAL INVESTMENTS	$866,606,369	$2,548,821	$554,490	$869,709,680
(a)	The Fund held Level 3 securities that were valued at $0 at September 30, 2021.
Sector Breakdown as of September 30, 2021

% of Net Assets
Industrials	19.3%
Information Technology	13.6
Consumer Discretionary	13.1
Health Care	11.2
Materials	10.3
Financials	8.2
Real Estate	7.9
Consumer Staples	5.2
Energy	4.4
Communication Services	4.4
Utilities	1.2
Short-Term Investments	6.2
Liabilities in Excess of Other Assets	(5.0)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
134

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,968,910	$ 2,969,504	$ 43,019,402	$ 42,737,538	$354	$—	3,251,072	$ 3,251,722	$ 2,136
State Street Navigator Securities Lending Portfolio II	56,614,313	56,614,313	134,674,952	143,099,282	—	—	48,189,983	48,189,983	1,208,760
Total		$59,583,817	$177,694,354	$185,836,820	$354	$—		$51,441,705	$1,210,896

See accompanying notes to financial statements.
135

SPDR S&P NORTH AMERICAN NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS
September 30, 2021

Security Description	Shares	Value
COMMON STOCKS — 99.7%
BRAZIL — 3.2%
Wheaton Precious Metals Corp.	395,128	$ 14,871,297
CANADA — 39.5%
Agnico Eagle Mines, Ltd.	197,615	10,250,055
Barrick Gold Corp.	1,106,791	19,980,511
Cameco Corp.	221,099	4,802,971
Canadian Natural Resources, Ltd.	642,584	23,489,809
Cenovus Energy, Inc.	769,694	7,758,608
Franco-Nevada Corp.	135,982	17,662,579
Imperial Oil, Ltd.	108,996	3,444,062
Ivanhoe Mines, Ltd. Class A (a)	530,700	3,396,128
Kinross Gold Corp.	1,087,339	5,827,866
Kirkland Lake Gold, Ltd.	264,393	11,011,070
Nutrien, Ltd.	461,437	29,944,142
Pan American Silver Corp.	232,102	5,402,919
Suncor Energy, Inc.	829,069	17,185,422
Teck Resources, Ltd. Class B	433,926	10,799,769
Tourmaline Oil Corp.	167,900	5,865,533
West Fraser Timber Co., Ltd.	96,561	8,131,292
		184,952,736
CHILE — 1.0%
Lundin Mining Corp.	661,892	4,759,708
UNITED STATES — 54.0%
Archer-Daniels-Midland Co.	494,620	29,682,146
Chevron Corp.	366,533	37,184,773
ConocoPhillips	335,444	22,733,040
Corteva, Inc.	545,838	22,968,863
EOG Resources, Inc.	247,854	19,895,241
Exxon Mobil Corp.	605,713	35,628,039
Freeport-McMoRan, Inc.	653,051	21,243,749
Hess Corp.	137,076	10,707,006
Newmont Corp.	365,111	19,825,527
Occidental Petroleum Corp.	536,100	15,859,178
Pioneer Natural Resources Co.	102,580	17,080,596
		252,808,158
ZAMBIA — 2.0%
First Quantum Minerals, Ltd.	519,872	9,623,080
TOTAL COMMON STOCKS (Cost $462,723,401)		467,014,979

See accompanying notes to financial statements.
136

SPDR S&P NORTH AMERICAN NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (b) (c) (Cost $753,625)	753,475	$ 753,625
TOTAL INVESTMENTS — 99.9% (Cost $463,477,026)		467,768,604
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		395,229
NET ASSETS — 100.0%		$ 468,163,833
(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2021.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$467,014,979	$—	$—	$467,014,979
Short-Term Investment	753,625	—	—	753,625
TOTAL INVESTMENTS	$467,768,604	$—	$—	$467,768,604
Industry Breakdown as of September 30, 2021

% of Net Assets
Oil, Gas & Consumable Fuels	47.4%
Metals & Mining	33.0
Chemicals	11.3
Food Products	6.3
Paper & Forest Products	1.7
Short-Term Investment	0.2
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
137

SPDR S&P NORTH AMERICAN NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	407,139	$ 407,221	$ 24,263,575	$ 23,917,118	$(83)	$30	753,475	$753,625	$ 479
State Street Navigator Securities Lending Portfolio II	3,558,979	3,558,979	146,061,664	149,620,643	—	—	—	—	15,220
Total		$3,966,200	$170,325,239	$173,537,761	$(83)	$30		$753,625	$15,699
See accompanying notes to financial statements.
138

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2021

	SPDR Dow Jones Global Real Estate ETF	SPDR Dow Jones International Real Estate ETF	SPDR S&P China ETF
ASSETS
Investments in unaffiliated issuers, at value*	$1,614,669,189	$ 885,827,841	$1,706,832,985
Investments in affiliated issuers, at value	3,393,869	25,318,600	41,896,566
Total Investments	1,618,063,058	911,146,441	1,748,729,551
Foreign currency, at value	769,425	719,753	3,939,781
Net cash at broker	665,281	6	—
Receivable for investments sold	—	—	438,249
Dividends receivable — unaffiliated issuers	4,858,997	3,023,690	1,909,805
Dividends receivable — affiliated issuers	211	46	64
Securities lending income receivable — unaffiliated issuers	1,107	6,000	68,245
Securities lending income receivable — affiliated issuers	780	5,519	16,728
Receivable for foreign taxes recoverable	487,189	983,783	—
TOTAL ASSETS	1,624,846,048	915,885,238	1,755,102,423
LIABILITIES
Due to custodian	—	—	370,870
Payable upon return of securities loaned	1,555,303	25,001,714	41,896,566
Payable for investments purchased	232,709	232,946	—
Payable to broker – accumulated variation margin on open futures contracts	331,330	—	—
Advisory fee payable	699,242	449,001	863,824
TOTAL LIABILITIES	2,818,584	25,683,661	43,131,260
NET ASSETS	$1,622,027,464	$ 890,201,577	$ 1,711,971,163
NET ASSETS CONSIST OF:
Paid-in Capital	$1,666,226,042	$1,555,442,925	$1,903,937,249
Total distributable earnings (loss)	(44,198,578)	(665,241,348)	(191,966,086)
NET ASSETS	$1,622,027,464	$ 890,201,577	$ 1,711,971,163
NET ASSET VALUE PER SHARE
Net asset value per share	$ 51.09	$ 35.70	$ 110.81
Shares outstanding (unlimited amount authorized, $0.01 par value)	31,750,000	24,935,379	15,450,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,446,521,038	$ 893,148,564	$1,665,131,588
Investments in affiliated issuers	3,393,869	25,318,600	41,896,566
Total cost of investments	$1,449,914,907	$ 918,467,164	$1,707,028,154
Foreign currency, at cost	$ 776,233	$ 722,520	$ 3,940,613
* Includes investments in securities on loan, at value	$ 3,458,189	$ 37,703,297	$ 93,670,583
See accompanying notes to financial statements.
139

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
September 30, 2021

	SPDR S&P Global Natural Resources ETF	SPDR S&P International Small Cap ETF	SPDR S&P North American Natural Resources ETF
ASSETS
Investments in unaffiliated issuers, at value*	$2,214,956,476	$818,267,975	$ 467,014,979
Investments in affiliated issuers, at value	23,427,281	51,441,705	753,625
Total Investments	2,238,383,757	869,709,680	467,768,604
Foreign currency, at value	17,346,757	4,490,781	268,123
Net cash at broker	1,411,554	—	—
Cash	—	1,189	—
Receivable from broker — accumulated variation margin on open futures contracts	239,255	—	—
Receivable for investments sold	11,535,024	304,474	52,555,431
Receivable for fund shares sold	46,283,046	—	—
Dividends receivable — unaffiliated issuers	9,098,024	2,562,855	659,978
Dividends receivable — affiliated issuers	141	726	18
Securities lending income receivable — unaffiliated issuers	15,844	75,078	2,893
Securities lending income receivable — affiliated issuers	6,879	87,484	1,668
Receivable for foreign taxes recoverable	100,518	437,963	—
Other Receivable	7,622	211	—
TOTAL ASSETS	2,324,428,421	877,670,441	521,256,715
LIABILITIES
Payable upon return of securities loaned	21,489,098	48,189,983	—
Payable for investments purchased	47,671,259	1,102,424	50,953,838
Payable for fund shares repurchased	11,570,761	—	2,001,981
Deferred foreign taxes payable	—	91,852	—
Advisory fee payable	728,400	289,738	137,063
TOTAL LIABILITIES	81,459,518	49,673,997	53,092,882
NET ASSETS	$2,242,968,903	$827,996,444	$ 468,163,833
NET ASSETS CONSIST OF:
Paid-in Capital	$2,415,564,367	$860,706,189	$ 576,617,544
Total distributable earnings (loss)**	(172,595,464)	(32,709,745)	(108,453,711)
NET ASSETS	$2,242,968,903	$827,996,444	$ 468,163,833
NET ASSET VALUE PER SHARE
Net asset value per share	$ 51.44	$ 38.69	$ 39.84
Shares outstanding (unlimited amount authorized, $0.01 par value)	43,600,000	21,400,000	11,750,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,082,226,920	$ 811,607,980	$ 462,723,401
Investments in affiliated issuers	23,427,281	51,441,705	753,625
Total cost of investments	$2,105,654,201	$863,049,685	$ 463,477,026
Foreign currency, at cost	$ 17,469,189	$ 4,510,770	$ 268,161
* Includes investments in securities on loan, at value	$ 86,903,343	$ 91,880,839	$ —
** Includes deferred foreign taxes	$ —	$ 78,415	$ —
See accompanying notes to financial statements.
140

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended September 30, 2021

	SPDR Dow Jones Global Real Estate ETF	SPDR Dow Jones International Real Estate ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 51,169,585	$ 40,578,191
Dividend income — affiliated issuers	1,252	341
Unaffiliated securities lending income	66,314	117,702
Affiliated securities lending income	225,922	280,494
Foreign taxes withheld	(2,154,900)	(2,853,101)
TOTAL INVESTMENT INCOME (LOSS)	49,308,173	38,123,627
EXPENSES
Advisory fee	8,191,206	5,351,681
Trustees’ fees and expenses	15,528	6,598
Miscellaneous expenses	5	4
TOTAL EXPENSES	8,206,739	5,358,283
NET INVESTMENT INCOME (LOSS)	$ 41,101,434	$ 32,765,344
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	2,986,199	(6,294,832)
Investments — affiliated issuers	(271)	38
In-kind redemptions — unaffiliated issuers	42,456,577	10,959,258
Foreign currency transactions	(108,916)	(99,882)
Futures contracts	2,068,635	—
Net realized gain (loss)	47,402,224	4,564,582
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	373,499,015	149,388,329
Foreign currency translations	(32,312)	(47,522)
Futures contracts	(291,503)	—
Net change in unrealized appreciation/depreciation	373,175,200	149,340,807
NET REALIZED AND UNREALIZED GAIN (LOSS)	420,577,424	153,905,389
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$461,678,858	$186,670,733
See accompanying notes to financial statements.
141

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS  (continued)
For the Year Ended September 30, 2021

	SPDR S&P China ETF	SPDR S&P Global Natural Resources ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 30,632,732	$ 85,350,493
Dividend income — affiliated issuers	2,230	2,078
Unaffiliated securities lending income	648,483	58,068
Affiliated securities lending income	277,314	192,185
Foreign taxes withheld	(2,050,586)	(4,612,928)
TOTAL INVESTMENT INCOME (LOSS)	29,510,173	80,989,896
EXPENSES
Advisory fee	10,819,733	7,086,366
Trustees’ fees and expenses	19,335	16,534
Miscellaneous expenses	4	3
TOTAL EXPENSES	10,839,072	7,102,903
NET INVESTMENT INCOME (LOSS)	$ 18,671,101	$ 73,886,993
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(41,616,906)	(39,050,258)
Investments — affiliated issuers	194	(673)
In-kind redemptions — unaffiliated issuers	75,009,656	83,372,541
Foreign currency transactions	(106,035)	(122,687)
Net realized gain (loss)	33,286,909	44,198,923
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(153,807,566)	325,358,704
Foreign currency translations	(4,804)	(130,607)
Futures contracts	—	238,520
Net change in unrealized appreciation/depreciation	(153,812,370)	325,466,617
NET REALIZED AND UNREALIZED GAIN (LOSS)	(120,525,461)	369,665,540
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(101,854,360)	$443,552,533
See accompanying notes to financial statements.
142

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS  (continued)
For the Year Ended September 30, 2021

	SPDR S&P International Small Cap ETF	SPDR S&P North American Natural Resources ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 17,403,793	$ 15,317,875
Dividend income — affiliated issuers	2,136	479
Unaffiliated securities lending income	754,417	15,487
Affiliated securities lending income	1,208,760	15,220
Foreign taxes withheld	(1,795,971)	(641,822)
TOTAL INVESTMENT INCOME (LOSS)	17,573,135	14,707,239
EXPENSES
Advisory fee	3,246,862	1,699,293
Trustees’ fees and expenses	8,147	4,716
Miscellaneous expenses	2	2
TOTAL EXPENSES	3,255,011	1,704,011
NET INVESTMENT INCOME (LOSS)	$ 14,318,124	$ 13,003,228
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	17,725,588	(51,652,587)
Investments — affiliated issuers	354	(83)
In-kind redemptions — unaffiliated issuers	100,559,300	103,794,450
Foreign currency transactions	(182,569)	29,608
Net realized gain (loss)	118,102,673	52,171,388
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	67,579,099	107,207,497
Investments — affiliated issuers	—	30
Foreign currency translations	(44,376)	3,563
Net change in unrealized appreciation/depreciation	67,534,723	107,211,090
NET REALIZED AND UNREALIZED GAIN (LOSS)	185,637,396	159,382,478
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$199,955,520	$172,385,706
* Includes foreign capital gain taxes	$ (1,691)	$ —
** Includes foreign deferred taxes	$ (69,410)	$ —
See accompanying notes to financial statements.
143

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Dow Jones Global Real Estate ETF
	Year Ended 9/30/21	Year Ended 9/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 41,101,434	$ 48,848,894
Net realized gain (loss)	47,402,224	(92,938,691)
Net change in unrealized appreciation/depreciation	373,175,200	(424,824,057)
Net increase (decrease) in net assets resulting from operations	461,678,858	(468,913,854)
Distributions to shareholders	(48,293,179)	(76,066,562)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	—	197,336,113
Cost of shares redeemed	(255,159,929)	(408,305,689)
Other Capital	—	2,307
Net increase (decrease) in net assets from beneficial interest transactions	(255,159,929)	(210,967,269)
Net increase (decrease) in net assets during the period	158,225,750	(755,947,685)
Net assets at beginning of period	1,463,801,714	2,219,749,399
NET ASSETS AT END OF PERIOD	$1,622,027,464	$1,463,801,714
SHARES OF BENEFICIAL INTEREST:
Shares sold	—	4,600,000
Shares redeemed	(5,350,000)	(10,300,000)
Net increase (decrease) from share transactions	(5,350,000)	(5,700,000)
See accompanying notes to financial statements.
144

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Dow Jones International Real Estate ETF
	Year Ended 9/30/21	Year Ended 9/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 32,765,344	$ 39,187,321
Net realized gain (loss)	4,564,582	(112,417,527)
Net change in unrealized appreciation/depreciation	149,340,807	(253,018,680)
Net increase (decrease) in net assets resulting from operations	186,670,733	(326,248,886)
Distributions to shareholders	(24,357,302)	(157,651,313)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	61,271,323	154,669,856
Cost of shares redeemed	(179,204,023)	(918,100,985)
Other Capital	11,958	37,110
Net increase (decrease) in net assets from beneficial interest transactions	(117,920,742)	(763,394,019)
Net increase (decrease) in net assets during the period	44,392,689	(1,247,294,218)
Net assets at beginning of period	845,808,888	2,093,103,106
NET ASSETS AT END OF PERIOD	$ 890,201,577	$ 845,808,888
SHARES OF BENEFICIAL INTEREST:
Shares sold	1,650,000	3,900,000
Shares redeemed	(5,200,000)	(28,450,000)
Net increase (decrease) from share transactions	(3,550,000)	(24,550,000)
See accompanying notes to financial statements.
145

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P China ETF
	Year Ended 9/30/21	Year Ended 9/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 18,671,101	$ 17,073,825
Net realized gain (loss)	33,286,909	53,905,323
Net change in unrealized appreciation/depreciation	(153,812,370)	254,066,758
Net increase (decrease) in net assets resulting from operations	(101,854,360)	325,045,906
Distributions to shareholders	(17,947,688)	(17,591,885)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	570,693,285	274,364,626
Cost of shares redeemed	(165,456,888)	(279,197,035)
Other Capital	605,413	367,324
Net increase (decrease) in net assets from beneficial interest transactions	405,841,810	(4,465,085)
Net increase (decrease) in net assets during the period	286,039,762	302,988,936
Net assets at beginning of period	1,425,931,401	1,122,942,465
NET ASSETS AT END OF PERIOD	$ 1,711,971,163	$1,425,931,401
SHARES OF BENEFICIAL INTEREST:
Shares sold	4,550,000	2,550,000
Shares redeemed	(1,200,000)	(2,850,000)
Net increase (decrease) from share transactions	3,350,000	(300,000)
See accompanying notes to financial statements.
146

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Global Natural Resources ETF
	Year Ended 9/30/21	Year Ended 9/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 73,886,993	$ 35,321,436
Net realized gain (loss)	44,198,923	(17,636,520)
Net change in unrealized appreciation/depreciation	325,466,617	(97,275,296)
Net increase (decrease) in net assets resulting from operations	443,552,533	(79,590,380)
Distributions to shareholders	(50,234,219)	(37,373,959)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	1,085,320,691	423,364,382
Cost of shares redeemed	(276,712,492)	(310,241,405)
Other Capital	7,466	9,141
Net increase (decrease) in net assets from beneficial interest transactions	808,615,665	113,132,118
Net increase (decrease) in net assets during the period	1,201,933,979	(3,832,221)
Net assets at beginning of period	1,041,034,924	1,044,867,145
NET ASSETS AT END OF PERIOD	$2,242,968,903	$1,041,034,924
SHARES OF BENEFICIAL INTEREST:
Shares sold	21,525,000	11,500,000
Shares redeemed	(5,650,000)	(8,025,000)
Net increase (decrease) from share transactions	15,875,000	3,475,000
See accompanying notes to financial statements.
147

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P International Small Cap ETF
	Year Ended 9/30/21	Year Ended 9/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 14,318,124	$ 14,348,789
Net realized gain (loss)	118,102,673	21,086,118
Net change in unrealized appreciation/depreciation	67,534,723	6,050,490
Net increase (decrease) in net assets resulting from operations	199,955,520	41,485,397
Distributions to shareholders	(14,464,476)	(26,265,887)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	227,999,295	23,818,050
Cost of shares redeemed	(279,812,682)	(131,642,320)
Other Capital	56,881	58,879
Net increase (decrease) in net assets from beneficial interest transactions	(51,756,506)	(107,765,391)
Net increase (decrease) in net assets during the period	133,734,538	(92,545,881)
Net assets at beginning of period	694,261,906	786,807,787
NET ASSETS AT END OF PERIOD	$ 827,996,444	$ 694,261,906
SHARES OF BENEFICIAL INTEREST:
Shares sold	5,700,000	800,000
Shares redeemed	(7,200,000)	(4,700,000)
Net increase (decrease) from share transactions	(1,500,000)	(3,900,000)
See accompanying notes to financial statements.
148

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P North American Natural Resources ETF
	Year Ended 9/30/21	Year Ended 9/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 13,003,228	$ 14,476,403
Net realized gain (loss)	52,171,388	59,023,463
Net change in unrealized appreciation/depreciation	107,211,090	(100,932,868)
Net increase (decrease) in net assets resulting from operations	172,385,706	(27,433,002)
Net equalization credits and charges	(924,527)	(533,288)
Distributions to shareholders	(13,122,297)	(15,482,246)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	238,712,555	201,649,227
Cost of shares redeemed	(345,829,738)	(460,270,574)
Net income equalization	924,527	533,288
Net increase (decrease) in net assets from beneficial interest transactions	(106,192,656)	(258,088,059)
Net increase (decrease) in net assets during the period	52,146,226	(301,536,595)
Net assets at beginning of period	416,017,607	717,554,202
NET ASSETS AT END OF PERIOD	$ 468,163,833	$ 416,017,607
SHARES OF BENEFICIAL INTEREST:
Shares sold	5,925,000	7,400,000
Shares redeemed	(8,775,000)	(15,675,000)
Net increase (decrease) from share transactions	(2,850,000)	(8,275,000)
See accompanying notes to financial statements.
149

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Dow Jones Global Real Estate ETF
	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)
Net asset value, beginning of period	$ 39.46	$ 51.86	$ 47.58	$ 47.66	$ 49.68
Income (loss) from investment operations:
Net investment income (loss) (b)	1.20	1.17	1.42	1.43	1.19
Net realized and unrealized gain (loss) (c)	11.86	(11.73)	4.50	0.27	(1.51)
Total from investment operations	13.06	(10.56)	5.92	1.70	(0.32)
Net equalization credits and charges (b)	—	—	(0.02)	(0.00)(d)	(0.00)(d)
Other capital	—	0.00(d)	—	—	—
Distributions to shareholders from:
Net investment income	(1.43)	(1.84)	(1.62)	(1.78)	(1.68)
Net realized gains	—	—	—	—	(0.02)
Total distributions	(1.43)	(1.84)	(1.62)	(1.78)	(1.70)
Net asset value, end of period	$ 51.09	$ 39.46	$ 51.86	$ 47.58	$ 47.66
Total return (e)	33.36%	(20.65)%	12.68%	3.60%	(0.55)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,622,027	$1,463,802	$2,219,749	$2,298,271	$2,688,166
Ratios to average net assets:
Total expenses	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income (loss)	2.51%	2.63%	2.92%	3.00%	2.52%
Portfolio turnover rate (f)	6%	18%	7%	11%	13%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
150

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Dow Jones International Real Estate ETF
	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)
Net asset value, beginning of period	$ 29.69	$ 39.47	$ 38.32	$ 38.37	$ 41.61
Income (loss) from investment operations:
Net investment income (loss) (b)	1.26	0.91	1.12	1.26	1.16
Net realized and unrealized gain (loss) (c)	5.70	(7.44)	1.51	(0.33)	(1.36)
Total from investment operations	6.96	(6.53)	2.63	0.93	(0.20)
Net equalization credits and charges (b)	—	—	0.41	0.19	0.16
Other capital	0.00(d)	0.00(d)	0.00(d)	—	—
Distributions to shareholders from:
Net investment income	(0.95)	(3.25)	(1.89)	(1.17)	(3.20)
Net asset value, end of period	$ 35.70	$ 29.69	$ 39.47	$ 38.32	$ 38.37
Total return (e)	23.46%	(17.76)%	8.31%	2.87%	0.48%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$890,202	$845,809	$2,093,103	$2,990,341	$3,654,633
Ratios to average net assets:
Total expenses	0.59%	0.59%	0.59%	0.59%	0.59%
Net investment income (loss)	3.61%	2.64%	2.93%	3.18%	3.03%
Portfolio turnover rate (f)	8%	14%	9%	15%	18%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
151

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P China ETF
	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)
Net asset value, beginning of period	$ 117.85	$ 90.56	$ 97.16	$ 101.90	$ 78.85
Income (loss) from investment operations:
Net investment income (loss) (b)	1.31	1.36	1.70	1.74	1.57(c)
Net realized and unrealized gain (loss) (d)	(7.10)	27.30	(6.39)	(4.21)	22.78
Total from investment operations	(5.79)	28.66	(4.69)	(2.47)	24.35
Other capital	0.04	0.03	0.06	—	0.01
Distributions to shareholders from:
Net investment income	(1.29)	(1.40)	(1.97)	(2.27)	(1.31)
Net asset value, end of period	$ 110.81	$ 117.85	$ 90.56	$ 97.16	$ 101.90
Total return (e)	(5.04)%	31.89%	(4.73)%	(2.64)%	31.50%(c)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,711,971	$1,425,931	$1,122,942	$1,039,601	$1,029,239
Ratios to average net assets:
Total expenses	0.59%	0.59%	0.59%	0.59%	0.59%
Net investment income (loss)	1.02%	1.33%	1.81%	1.62%	1.85%(c)
Portfolio turnover rate (f)	15%	9%	23%	3%	5%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Net investment income per share and ratio of net investment income to average net assets reflect receipt of special dividend from portfolio holding. The resulting increase to net investment income amounted to $0.19 per share and 0.23% of average net assets. If the special dividends were not received during the year ended September 30, 2017, the total return would have been 31.24%.
(d)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
152

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Global Natural Resources ETF
	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)
Net asset value, beginning of period	$ 37.55	$ 43.09	$ 50.61	$ 45.84	$ 39.07
Income (loss) from investment operations:
Net investment income (loss) (b)	2.07	1.37	1.81	1.49	1.19
Net realized and unrealized gain (loss) (c)	13.27	(5.47)	(7.67)	4.52	6.51
Total from investment operations	15.34	(4.10)	(5.86)	6.01	7.70
Other capital	0.00(d)	0.00(d)	0.00(d)	—	—
Distributions to shareholders from:
Net investment income	(1.45)	(1.44)	(1.66)	(1.24)	(0.93)
Net asset value, end of period	$ 51.44	$ 37.55	$ 43.09	$ 50.61	$ 45.84
Total return (e)	41.09%	(9.97)%	(11.50)%	13.17%	19.95%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,242,969	$1,041,035	$1,044,867	$1,553,821	$1,226,154
Ratios to average net assets:
Total expenses	0.40%	0.40%	0.40%	0.40%	0.41%
Net investment income (loss)	4.17%	3.45%	4.03%	3.03%	2.82%
Portfolio turnover rate (f)	11%	16%	16%	19%	25%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
153

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FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P International Small Cap ETF
	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)
Net asset value, beginning of period	$ 30.32	$ 29.36	$ 34.43	$ 34.90	$ 31.21
Income (loss) from investment operations:
Net investment income (loss) (b)	0.65	0.57	0.71	0.74	0.63
Net realized and unrealized gain (loss) (c)	8.38	1.40	(4.63)	0.71	4.23
Total from investment operations	9.03	1.97	(3.92)	1.45	4.86
Other capital	0.00(d)	0.00(d)	0.00(d)	—	—
Distributions to shareholders from:
Net investment income	(0.66)	(1.01)	(1.15)	(0.91)	(0.79)
Net realized gains	—	—	—	(1.01)	(0.38)
Total distributions	(0.66)	(1.01)	(1.15)	(1.92)	(1.17)
Net asset value, end of period	$ 38.69	$ 30.32	$ 29.36	$ 34.43	$ 34.90
Total return (e)	29.91%	6.71%	(11.28)%	4.02%	16.30%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$827,996	$694,262	$786,808	$871,116	$886,430
Ratios to average net assets:
Total expenses	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss)	1.76%	1.99%	2.35%	2.11%	1.99%
Portfolio turnover rate (f)	16%	21%	15%	29%	31%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
154

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P North American Natural Resources ETF
	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)
Net asset value, beginning of period	$ 28.49	$ 31.37	$ 34.28	$ 33.67	$ 34.05
Income (loss) from investment operations:
Net investment income (loss) (b)	1.00	0.74	0.67	0.54	0.50
Net realized and unrealized gain (loss) (c)	11.42	(2.85)	(2.95)	0.72	0.75
Total from investment operations	12.42	(2.11)	(2.28)	1.26	1.25
Net equalization credits and charges (b)	(0.07)	(0.03)	0.01	(0.00)(d)	0.01
Distributions to shareholders from:
Net investment income	(1.00)	(0.74)	(0.64)	(0.50)	(0.51)
Net realized gains	—	—	—	(0.15)	(1.13)
Total distributions	(1.00)	(0.74)	(0.64)	(0.65)	(1.64)
Net asset value, end of period	$ 39.84	$ 28.49	$ 31.37	$ 34.28	$ 33.67
Total return (e)	43.64%	(7.09)%	(6.50)%	3.67%	3.74%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$468,164	$416,018	$717,554	$714,707	$1,016,760
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	2.68%	2.47%	2.11%	1.57%	1.53%
Portfolio turnover rate (f)	35%	22%	19%	20%	15%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
155

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2021

1.    Organization
SPDR Index Shares Funds (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of September 30, 2021, the Trust consists of twenty-four (24) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Dow Jones Global Real Estate ETF
SPDR Dow Jones International Real Estate ETF
SPDR S&P China ETF
SPDR S&P Global Natural Resources ETF
SPDR S&P International Small Cap ETF
SPDR S&P North American Natural Resources ETF
Each Fund is classified as a diversified investment company under the 1940 Act, with the exceptions of SPDR S&P China ETF and SPDR S&P North American Natural Resources ETF, which are each a non-diversified investment company.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
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SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2021

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•   Equity (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
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NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2021

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•   Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of September 30, 2021, is disclosed in each Fund’s respective Schedule of Investments.
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NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2021

Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Funds invest in U.S. Real estate investment trusts (“US REITs”).US REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all US REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the US REIT and/or SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
159

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2021

Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of September 30, 2021, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
Certain Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
The following Fund utilized equalization during the year ended September 30, 2021:
SPDR S&P North American Natural Resources ETF
Distributions
The SPDR Dow Jones Global Real Estate ETF and the SPDR Dow Jones International Real Estate ETF declare and distribute from net investment income, if any, to their shareholders quarterly. The SPDR S&P North American Natural Resources ETF, SPDR S&P China ETF, SPDR S&P International Small Cap ETF and SPDR S&P Global Natural Resources ETF declare and distribute from net investment income, if any, to their shareholders semi-annually.
Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
160

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2021

3.    Derivative Financial Instruments
Futures Contracts
Certain Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by the Funds equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the year ended September 30, 2021, the SPDR S&P Global Natural Resources ETF and SPDR Dow Jones Global Real Estate ETF entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following tables summarize the value of the Fund's derivative instruments as of September 30, 2021, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR S&P Global Natural Resources ETF
Futures Contracts	$—	$—	$—	$239,255	$—	$239,255

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NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2021

	Liability Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Dow Jones Global Real Estate ETF
Futures Contracts	$—	$—	$—	$331,330	$—	$331,330
	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Dow Jones Global Real Estate ETF
Futures Contracts	$—	$—	$—	$2,068,635	$—	$2,068,635
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Dow Jones Global Real Estate ETF
Futures Contracts	$—	$—	$—	$(291,503)	$—	$(291,503)
SPDR S&P Global Natural Resources ETF
Futures Contracts	—	—	—	238,520	—	238,520
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a
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SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2021

percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Dow Jones Global Real Estate ETF	0.50%
SPDR Dow Jones International Real Estate ETF	0.59
SPDR S&P China ETF	0.59
SPDR S&P Global Natural Resources ETF	0.40
SPDR S&P International Small Cap ETF	0.40
SPDR S&P North American Natural Resources ETF	0.35
From time to time, the Adviser may also waive all or a portion of its management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until January 31, 2022. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to January 31, 2022 except with the approval of the Board.
The Adviser pays all the expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to a Master Amended and Restated Securities Lending Authorization Agreement dated January 6, 2017, as amended.
163

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2021

Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended September 30, 2021 are disclosed in the Schedules of Investments.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the year ended September 30, 2021, were as follows:
	Purchases	Sales
SPDR Dow Jones Global Real Estate ETF	$ 114,528,041	$ 99,703,726
SPDR Dow Jones International Real Estate ETF	84,179,485	71,118,880
SPDR S&P China ETF	620,244,597	264,532,983
SPDR S&P Global Natural Resources ETF	254,797,557	197,512,431
SPDR S&P International Small Cap ETF	146,240,817	125,018,461
SPDR S&P North American Natural Resources ETF	177,795,126	164,571,167
164

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2021

For the year ended September 30, 2021, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Dow Jones Global Real Estate ETF	$ —	$254,471,823	$ 42,456,577
SPDR Dow Jones International Real Estate ETF	56,442,040	174,878,222	10,959,258
SPDR S&P China ETF	192,254,500	137,758,431	75,009,656
SPDR S&P Global Natural Resources ETF	1,030,396,624	276,732,076	83,372,541
SPDR S&P International Small Cap ETF	179,924,958	250,339,220	100,559,300
SPDR S&P North American Natural Resources ETF	226,353,644	346,233,783	103,794,450
7.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
8.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (the "IRS") for a period of three years from date of filing, while the state returns may remain
165

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2021

open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on NAV or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, in-kind transactions, foreign currency gains and losses, passive foreign investment companies, partnerships, corporate actions, forward contracts mark to market, futures contracts mark to market, return on capital basis adjustments, wash sale loss deferrals and distributions in excess of current earnings.
The tax character of distributions paid during the year ended September 30, 2021, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR Dow Jones Global Real Estate ETF	$48,293,179	$—	$48,293,179
SPDR Dow Jones International Real Estate ETF	24,357,302	—	24,357,302
SPDR S&P China ETF	17,947,688	—	17,947,688
SPDR S&P Global Natural Resources ETF	50,234,219	—	50,234,219
SPDR S&P International Small Cap ETF	14,464,476	—	14,464,476
SPDR S&P North American Natural Resources ETF	13,122,297	—	13,122,297
The tax character of distributions paid during the year ended September 30, 2020, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR Dow Jones Global Real Estate ETF	$ 76,066,562	$ —	$ 76,066,562
SPDR Dow Jones International Real Estate ETF	157,651,313	—	157,651,313
SPDR S&P China ETF	17,591,885	—	17,591,885
SPDR S&P Global Natural Resources ETF	37,373,959	—	37,373,959
SPDR S&P International Small Cap ETF	26,265,887	—	26,265,887
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NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2021

	Ordinary Income	Long-Term Capital Gains	Total
SPDR S&P North American Natural Resources ETF	$ 15,482,246	$—	$ 15,482,246
At September 30, 2021, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
SPDR Dow Jones Global Real Estate ETF	$ 4,851,868	$(188,273,822)	$—	$139,223,376	$ (44,198,578)
SPDR Dow Jones International Real Estate ETF	22,125,914	(638,233,408)	—	(49,133,854)	(665,241,348)
SPDR S&P China ETF	13,252,618	(237,467,040)	—	32,248,336	(191,966,086)
SPDR S&P Global Natural Resources ETF	37,707,084	(336,967,850)	—	126,665,302	(172,595,464)
SPDR S&P International Small Cap ETF	8,115,327	(34,918,143)	—	(5,906,929)	(32,709,745)
SPDR S&P North American Natural Resources ETF	4,054,550	(116,471,855)	—	3,963,594	(108,453,711)
As of September 30, 2021, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR Dow Jones Global Real Estate ETF	$ 26,922,904	$161,350,918
SPDR Dow Jones International Real Estate ETF	113,502,864	524,730,544
SPDR S&P China ETF	40,259,985	197,207,055
SPDR S&P Global Natural Resources ETF	46,231,757	290,736,093
SPDR S&P International Small Cap ETF	572,050	34,346,093
SPDR S&P North American Natural Resources ETF	24,305,120	92,166,735
As of September 30, 2021, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Dow Jones Global Real Estate ETF	$1,478,485,267	$320,199,260	$180,953,452	$139,245,808
SPDR Dow Jones International Real Estate ETF	960,258,109	137,310,240	186,421,908	(49,111,668)
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NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2021

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR S&P China ETF	$1,716,479,388	$332,153,650	$299,903,487	$ 32,250,163
SPDR S&P Global Natural Resources ETF	2,111,814,198	186,731,794	59,923,715	126,808,079
SPDR S&P International Small Cap ETF	875,519,311	101,754,090	107,563,721	(5,809,631)
SPDR S&P North American Natural Resources ETF	463,804,616	30,474,127	26,510,139	3,963,988
9.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of September 30, 2021, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
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NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2021

The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of September 30, 2021:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received *	Total Collateral Received
SPDR Dow Jones Global Real Estate ETF	$ 3,458,189	$ 1,555,303	$ 2,150,159	$ 3,705,462
SPDR Dow Jones International Real Estate ETF	37,703,297	25,001,714	14,742,092	39,743,806
SPDR S&P China ETF	93,670,583	41,896,566	57,811,486	99,708,052
SPDR S&P Global Natural Resources ETF	86,903,343	21,489,098	67,508,006	88,997,104
SPDR S&P International Small Cap ETF	91,880,839	48,189,983	48,937,223	97,127,206
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of September 30, 2021:
		Remaining Contractual Maturity of the Agreements as of September 30, 2021
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Dow Jones Global Real Estate ETF	Common Stocks	$ 1,555,303	$—	$—	$—	$ 1,555,303	$ 1,555,303
SPDR Dow Jones International Real Estate ETF	Common Stocks	25,001,714	—	—	—	25,001,714	25,001,714
SPDR S&P China ETF	Common Stocks	41,896,566	—	—	—	41,896,566	41,896,566
SPDR S&P Global Natural Resources ETF	Common Stocks	21,489,098	—	—	—	21,489,098	21,489,098
SPDR S&P International Small Cap ETF	Common Stocks	48,187,070	—	—	—	48,187,070	48,187,070
SPDR S&P International Small Cap ETF	Warrants	2,913	—	—	—	2,913	2,913
10.    Line of Credit
The SPDR S&P International Small Cap ETF and other affiliated funds (each a “Participant” and, collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2022 unless extended or renewed.
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NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2021

The Fund had no outstanding loans as of September 30, 2021.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate. Prior to October 8, 2020, interest was calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
11.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds' invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
A Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.
Market Risk
Each Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or
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NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2021

other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
12.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of SPDR Dow Jones Global Real Estate ETF, SPDR Dow Jones International Real Estate ETF, SPDR S&P China ETF, SPDR S&P Global Natural Resources ETF, SPDR S&P International Small Cap ETF and SPDR S&P North American Natural Resources ETF and the Board of Trustees of SPDR Index Shares Funds
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of SPDR Dow Jones Global Real Estate ETF, SPDR Dow Jones International Real Estate ETF, SPDR S&P China ETF, SPDR S&P Global Natural Resources ETF, SPDR S&P International Small Cap ETF and SPDR S&P North American Natural Resources ETF (collectively referred to as the “Funds”) (six of the funds constituting SPDR Index Shares Funds (the “Trust”)), including the schedules of investments, as of September 30, 2021, and the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (six of the funds constituting SPDR Index Shares Funds) at September 30, 2021, the results of their operations for the year then ended and the changes in their net assets and their financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.
The financial highlights for the periods ended prior to October 1, 2019 were audited by another independent registered public accounting firm whose report, dated November 26, 2019, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
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REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM  (continued)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2020, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
November 24, 2021
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OTHER INFORMATION
September 30, 2021 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from April 1, 2021 to September 30, 2021.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
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OTHER INFORMATION  (continued)
September 30, 2021 (Unaudited)

	SPDR Dow Jones Global Real Estate ETF	SPDR Dow Jones International Real Estate ETF	SPDR S&P China ETF
Annualized Expense Ratio	0.50%	0.59%	0.59%
Actual:
Ending Account Value	$1,098.60	$1,050.30	$ 855.90
Expenses Paid During Period(a)	2.63	3.03	2.74
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,022.60	1,022.10	1,022.10
Expenses Paid During Period(a)	2.54	2.99	2.99
	SPDR S&P Global Natural Resources ETF	SPDR S&P International Small Cap ETF	SPDR S&P North American Natural Resources ETF
Annualized Expense Ratio	0.40%	0.40%	0.35%
Actual:
Ending Account Value	$1,039.20	$1,048.70	$1,045.50
Expenses Paid During Period(a)	2.04	2.05	1.79
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,023.10	1,023.10	1,023.30
Expenses Paid During Period(a)	2.03	2.03	1.78
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 183, then divided by 365.
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OTHER INFORMATION  (continued)
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Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended September 30, 2021.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended September 30, 2021 are considered qualified dividend income and are eligible for reduced tax rates. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Qualified Business Income Deduction
Each Fund reports the maximum amount allowable of qualified REIT dividends eligible for the qualified business income deduction under Section 199A.
Foreign Tax Credit
The Funds have made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by each Fund to its shareholders. For the year ended September 30, 2021, the total amount of foreign taxes that will be passed through are:
Amount
SPDR Dow Jones International Real Estate ETF	$1,552,880
SPDR S&P China ETF	1,993,888
SPDR S&P Global Natural Resources ETF	2,622,152
SPDR S&P International Small Cap ETF	1,429,200
The amount of foreign source income earned on the following Funds during the year ended September 30, 2021 was as follows:
Amount
SPDR Dow Jones International Real Estate ETF	$40,584,231
SPDR S&P China ETF	30,521,975
SPDR S&P Global Natural Resources ETF	67,401,904
SPDR S&P International Small Cap ETF	17,339,396
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OTHER INFORMATION  (continued)
September 30, 2021 (Unaudited)

Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at https://www.ssga.com/spdrs.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC’s website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds' website at https://www.ssga.com/spdrs.
Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the Fund's website at https://www.ssga.com/spdrs and on the SEC's website at www.sec.gov. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
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OTHER INFORMATION  (continued)
September 30, 2021 (Unaudited)

Approval of Advisory Agreement
At a meeting held prior to September 30, 2021, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the series of the Trust (collectively, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreement, the Board requested, and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, (ii) investment performance of the SPDR ETFs, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the SPDR ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and the materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds and the experience and expertise of the Adviser in managing exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and ensuring each SPDR ETF’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board further considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products
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OTHER INFORMATION  (continued)
September 30, 2021 (Unaudited)

generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing equity exchange-traded funds with index-based investment objectives.
Investment Performance
The Board then reviewed the SPDR ETFs’ performance, noting that the distinctive indexed investment objective of each of the SPDR ETFs made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. Instead, the Board focused on the extent to which each SPDR ETF achieved its objective as a passively-managed index fund. The Board reviewed information regarding the SPDR ETFs’ index tracking.
Profits Realized by the Adviser
The Board considered the profitability of the advisory arrangement with the SPDR ETFs to the Adviser and its affiliates, including data on the SPDR ETFs’ historical profitability to these entities. The Board, including the Independent Trustees with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations.
Fees Charged to Comparable Funds
The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar equity indexes. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data. In certain instances as considered appropriate by the Board, the Board explored with management the reasons for the differences between a SPDR ETF’s fee and fees paid by similar funds.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the advisory fee rate for each SPDR ETF did not provide for breakpoints as assets of the SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several
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OTHER INFORMATION  (continued)
September 30, 2021 (Unaudited)

factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the continuation of the Agreement for each SPDR ETF In approving the continuance of the Advisory Agreement, the Board, including the Independent Trustees voting separately, found that the terms of the Advisory Agreement is fair and reasonable and that the continuance of the Advisory Agreement is in the best interests of the applicable SPDR ETF and its shareholders. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each SPDR ETF had been satisfactory; (c) the Adviser’s unitary fee for each SPDR ETF, considered in relation to the services provided and in relation to the fees charged to comparable funds, was reasonable; (d) the profitability of the Trust’s relationships with the Adviser and its affiliates was not excessive in view of the nature, extent and quality of the services provided; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the SPDR ETFs by way of the relatively low fee structure of the Trust.
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OTHER INFORMATION  (continued)
September 30, 2021 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
DWIGHT D. CHURCHILL c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1953	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014 - January 2015).	118	Affiliated Managers Group, Inc. (Chairman, Director and Audit Committee Chair).
CARL G. VERBONCOEUR c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1952	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009.	118	The Motley Fool Funds Trust (Trustee).
CLARE S. RICHER c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired, Chief Financial Officer, Putnam Investments LLC (December 2008 – May 2017).	118	Principal Financial Group
(Director); Bain
Capital Specialty
Finance
(Director); Putnam
Acquisition Financing Inc. (Director);
Putnam Acquisition
Financing LLC
(Director); Putnam GP
Inc.
(Director);
Putnam Investor
Services, Inc.
(Director);
Putnam Investments
Limited
(Director);University of Notre Dame
					(Trustee).
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OTHER INFORMATION  (continued)
September 30, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
SANDRA G. SPONEM c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired, Chief Financial Officer, M.A. Mortenson Companies, Inc. (February 2007 – April 2017).	118	Rydex Series Funds,
Rydex Dynamic Funds,
Rydex Variable Trust,
Guggenheim Funds Trust.
Guggenheim Variable Funds Trust.
Guggenheim Strategy Funds Trust, Transparent Value Trust, Fiduciary/ Claymore Energy Infrastructure Fund, Guggenheim Taxable Municipal Managed Duration Trust, Guggenheim Strategic Opportunities Fund, Guggenheim Enhanced Equity Income Fund, Guggenheim Credit Allocation Fund, Guggenheim Energy & Income Fund (Trustee and Audit Committee Chair).
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OTHER INFORMATION  (continued)
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Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Interested Trustee
JAMES E. ROSS* c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since April 2010	Non-Executive Chairman, Fusion Acquisition Corp. (June 2020 - present); Retired Chairman and Director, SSGA Funds Management, Inc. (2005 - March 2020); Retired Executive Vice President, State Street Global Advisors (2012 - March 2020); Retired Chief Executive Officer and Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - March 2020); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 - 2012); Principal, State Street Global Advisors (2000 - 2005).	129	SSGA SPDR ETFs Europe
I plc (Director) (November
2016 - March 2020);
SSGA SPDR ETFs Europe
II plc (Director)
(November 2016 - March 2020);
State Street Navigator Securities
Lending Trust (July 2016 -
March 2020); SSGA Funds
(January 2014 - March 2020);
State Street Institutional Investment Trust
(February 2007 - March 2020);
State Street Master Funds (February
2007 - March 2020); Elfun
Funds (July 2016 - December 2018).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
* Mr. Ross is an Interested Trustee because of his former position with the Adviser and ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.

183

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	President	Term: Unlimited Served: since October 2012	Chairman, SSGA Funds Management, Inc. (March 2020 - present)*; President and Director, SSGA Funds Management, Inc. (2001 - present)*, Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012 (with respect toVice President); Unlimited Served: since February 2016 (with respect to Deputy Treasurer)	Chief Operating Officer, SSGA Funds Management, Inc. (2005 - Present)*; Managing Director, State Street Global Advisors (April 2005 - present).*
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Unlimited Served: since February 2005	Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: since August 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 - July 2016).
184

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1971	Assistant Treasurer	Term: Unlimited Served: since November 2020	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1973	Chief Compliance Officer; Anti- Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present)*.
SEAN O’MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Chief Legal Officer	Term: Unlimited Served: since August 2019	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 - present).
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1974	Assistant Secretary	Term: Unlimited Served: since November 2020	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President at Eaton Vance Corp (October 2010 - October 2019).
TIMOTHY COLLINS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	Assistant Secretary	Term: Unlimited Served: since August 2021	Vice President and Senior Counsel, State Street Global Advisors (August 2021 - present); Vice President and Managing Counsel, State Street Corporation (March 2020 - August 2021); Vice President and Senior Counsel (April 2018 - March 2020); Counsel, Sutton Place Investments (January 2010 - March 2018).
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1985	Secretary	Term: Unlimited Served: since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Trust's Statement of Additional Information (SAI) includes additional information about the Funds' directors and is available, without charge, upon request and by calling 1-866-787-2257.
185

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SPDR® Index Shares Funds
SPDR Index Shares Funds
Trustees
Dwight D. Churchill
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

SPDR® Index Shares Funds
For more complete information, please call 1.866.787.2257 or visit https://www.ssga.com/spdrs today.
The Funds are not sponsored, endorsed, sold, or promoted by Stoxx, S&P Dow Jones Indices LLC or MSCI Inc. Neither do these companies make any representation regarding the advisability of investing in the Funds. Shares of the Funds are not insured by the FDIC or by another governmental agency; they are not obligations of the FDIC nor are they deposits or obligations of or guaranteed by State Street Bank and Trust Company. Fund shares are subject to investment risks, including possible loss of the principal invested.
Standard & Poor’s®, S&P® and SPDR® are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund's investment objective, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1-866-787-2257 or visit https://www.ssga.com/spdrs. Read it carefully.
Not FDIC Insured • No Bank Guarantee • May Lose Value

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.
State Street Global Advisors
© 2021 State Street Corporation - All Rights Reserved
SPDRISRAAR

Annual Report
September 30, 2021
SPDR® Index Shares Funds
SPDR Portfolio Emerging Markets ETF
SPDR Portfolio Developed World ex-US ETF
SPDR Portfolio MSCI Global Stock Market ETF
SPDR Portfolio Europe ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

Notes to Performance Summaries (Unaudited)
The performance chart of a Fund’s total return at net asset value (“NAV”), the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. A Fund’s per share NAV is the value of one share of a Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in a Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.
An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.
The S&P® Emerging BMI Index is a market capitalization weighted index designed to define and measure the investable universe of publicly traded companies domiciled in emerging markets. The Index component securities are a subset, based on region, of component securities included in the S&P Global BMI (Broad Market Index). The S&P Global BMI is a comprehensive, float-weighted, rules-based benchmark that is readily divisible and customizable. A country will be eligible for inclusion in the S&P Global BMI if it is classified as either a developed or emerging market by the S&P Global Equity Index Committee. The Index is "float-adjusted," meaning that only those shares publicly available to investors are included in the Index calculation.
The S&P® Developed Ex-U.S. BMI Index is a market capitalization weighted index designed to define and measure the investable universe of publicly traded companies domiciled in developed countries outside the United States. The Index component securities are a subset, based on region, of component securities included in the S&P Global BMI (Broad Market Index). The S&P Global BMI is a rules-based index that measures global stock market performance. A country will be eligible for inclusion in the S&P Global BMI if it is classified as either a developed or emerging market by the S&P Global Equity Index Committee. The Index is "float-adjusted," meaning that only those shares publicly available to investors are included in the Index calculation.
The MSCI ACWI IMI Index is a free float-adjusted market capitalization-weighted index that is designed to measure the combined equity market performance of developed and emerging markets. The Index covers approximately 99% of the global equity investment opportunity set.
The STOXX® Europe Total Market Index is a free-float market capitalization weighted index designed to provide a broad representation of publicly traded Western European companies. The Index represents approximately the top 95% of the free-float market capitalization of each of the following European countries: Austria, Belgium, Poland, Denmark, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom.
See accompanying notes to financial statements.
1

SPDR PORTFOLIO EMERGING MARKETS ETF
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR Portfolio Emerging Markets ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the emerging markets of the world. The Fund’s benchmark is the S&P Emerging BMI Index (the “Index”).
For the 12-month period ended September 30, 2021 (the “Reporting Period”), the total return for the Fund was 20.38%, and the Index was 20.16%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag and cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
The Covid-19 pandemic and the policy and medical responses to it were one of the primary drivers of Fund performance during the Reporting Period. The spread of the Delta variant of Covid-19 and uneven vaccination rates had far reaching impacts on the constituents of this fund. Concerns with the local medical infrastructure in general but especially in light of the more contagious Delta variant had far reaching impacts in much of the emerging markets and led to a significant impact on the supply and output side. These supply side issues contributed to dramatic shipping related bottlenecks. All of this contributed to heightened observed and anticipated inflationary concerns. Other pandemic related impacts included a continuing reduction in global tourism, dramatic increases in commodity prices and a significant hit to demand. Counteracting these impacts, a broad based and globally accommodative central bank environment for most of the period helped from a money supply and interest rate perspective. Though, China during the reporting period moved to a less accommodative monetary stance due to local market concerns. Additionally, returns were hurt by a strengthening US dollar. Geopolitical tensions most notably between the US and China continued to have a negative impact on the returns of some of the constituents of this fund.
The Fund used futures in order to help track the Index during the Reporting Period. The Fund’s use of futures helped the Fund track the Index.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Infosys Limited, Public Joint-Stock Company Gazprom and Taiwan Semiconductor Manufacturing Co., Ltd. The top negative contributors to the Fund’s performance during the Reporting Period were Kuaishou Technology Class B, TAL Education Group Sponsored ADR Class A and Alibaba Group Holding Ltd.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
2

SPDR Portfolio Emerging Markets ETF
Performance Summary (Unaudited)
Performance as of September 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Emerging BMI Index	Net Asset Value	Market Value	S&P Emerging BMI Index
ONE YEAR	20.38%	18.68%	20.16%	20.38%	18.68%	20.16%
FIVE YEARS	57.45%	55.02%	57.53%	9.50%	9.16%	9.51%
TEN YEARS	86.31%	89.33%	88.94%	6.42%	6.59%	6.57%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Portfolio Emerging Markets ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.11%. Please see the financial highlights for the total expense ratio for the fiscal period ended September 30, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
3

SPDR Portfolio Emerging Markets ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2021

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	4.6%
Tencent Holdings, Ltd.	4.1
Alibaba Group Holding, Ltd. ADR	3.2
Meituan Class B	1.5
Reliance Industries, Ltd. GDR	1.3
Infosys, Ltd. ADR	1.0
China Construction Bank Corp. Class H	0.9
Housing Development Finance Corp., Ltd.	0.9
JD.com, Inc. ADR	0.8
Gazprom PJSC ADR	0.7
TOTAL	19.0%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
4

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR Portfolio Developed World ex-US ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the developed world (ex-US) equity markets. The Fund’s benchmark is the S&P Developed Ex-U.S. BMI Index (the “Index”).
For the 12-month period ended September 30, 2021 (the “Reporting Period”), the total return for the Fund was 27.30%, and the Index was 27.22%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash, security misweights, transaction costs and compounding (the exponential growth of outperformance or underperformance) also contributed to the difference between the Fund’s performance and that of the Index.
The fund started off the Reporting Period with strong positive returns of 17% the first quarter. New infection rates rose significantly in Europe and the US, topping the previous highs as a new strain of the virus emerged. Limited intensive care unit facilities and outbreaks in nursing homes forced many countries to implement new stringent lockdown measures to slow down the spread of the virus. Despite the pandemic taking a turn for the worse over the quarter and equities performing poorly in October, the U.S. election results and positive news on COVID-19 vaccines helped markets to recover. Approvals to use vaccines manufactured by Pfizer-BioNTech, Moderna and Oxford-AstraZeneca led to the largest momentum changes in the history of equity markets. In Europe and the UK, services were under pressure from the new restrictions imposed by governments. The EU also agreed to tougher climate goals for 2030, thereby increasing the reduction targets of carbon emissions. This may lead to higher investments in renewable energy and more regulation. South Korea, another beneficiary of increased technology demand, also showed accelerating momentum in its exports.
The first quarter of 2021 started off by overcoming concerns regarding potential virus-driven restrictions as a successful roll out of vaccinations and the promise of a fiscal and monetary stimuli lifted investor sentiments. However, the subsequent slow pace of vaccine distribution and concerns around a longer-than-anticipated timeline for economic recovery led to global markets stumbling for a short period. The sell-offs were short lived as stocks regained some upside momentum on news of strong manufacturing data, firmer oil prices and hopes for additional fiscal stimuli. In the UK, Prime Minister Boris Johnson announced a target to vaccinate the country’s adult population by July. The UK service sector witnessed a notable improvement as businesses experienced improving consumer confidence and there were signs of pent-up demand.
Economic data was strong over the second quarter of 2021 as mobility restrictions were lifted by most countries and economic activity picked up during the period. Vaccine rollouts in the U.S., UK and Europe continued to proceed at speed. However, a rebound in economic activity led to concerns around a spike in inflation in certain quarters. In the UK, a successful progression of the mass vaccination program and a gradual lifting of COVID-19 restrictions led to strong gains within the regional equity markets. With 70% of adults estimated to have antibodies against coronavirus, the country was on a sustainable path toward recovery. While the spread of the delta variant remained a potential concern, the increasing number of cases
See accompanying notes to financial statements.
5

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
(continued)
did not lead to significantly higher hospital admissions in the UK. Retail sales rose, primarily driven by household savings and fiscal stimulus. However, inflation-led input price pressure resulted in supply bottlenecks and most businesses struggling to meet the rising demand.
During the final quarter of the Reporting Period, 70% of the European population was vaccinated, hospitalization rate remained lower than the previous waves. However, the rapid rise in cases due to the spread of the Delta variant had a negative effect on consumer confidence The economic reopening progressed slowly as Europe lagged the US and the UK in its road to normalization. Globally the vaccine rollout made decent progress and many developed economies had eased restrictions. Global reopening continued during the quarter, with a number of developed markets further lifting restrictions. Economic data remained strong; however, much of the developed markets appeared to be at or just past the peak rate of growth. There, were also concerns regarding a peak in the rate of economic growth, supply disruptions and rising inflation. As a result, the fund ended the period with a final quarter in slightly negative territory.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were ASML Holding NV, Samsung Electronics Co., Ltd. and LVMH Moet Hennessy Louis Vuitton SE. The top negative contributors to the Fund’s performance during the Reporting Period were SAP SE, Reckitt Benckiser Group PLC and Barrick Gold Corporation.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
6

SPDR Portfolio Developed World ex-US ETF
Performance Summary (Unaudited)
Performance as of September 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Developed Ex-US BMI Index	Net Asset Value	Market Value	S&P Developed Ex-US BMI Index
ONE YEAR	27.30%	26.60%	27.22%	27.30%	26.60%	27.22%
FIVE YEARS	56.44%	55.70%	55.69%	9.36%	9.26%	9.26%
TEN YEARS	122.12%	124.27%	122.56%	8.31%	8.41%	8.33%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Portfolio Developed World ex-US ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.04%. Please see the financial highlights for the total expense ratio for the fiscal period ended September 30, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
7

SPDR Portfolio Developed World ex-US ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2021

Description	% of Net Assets
ASML Holding NV	1.3%
Nestle SA	1.3
Samsung Electronics Co., Ltd. GDR	1.3
Roche Holding AG	1.1
Toyota Motor Corp.	0.9
Novartis AG	0.8
LVMH Moet Hennessy Louis Vuitton SE	0.8
AstraZeneca PLC	0.7
Novo Nordisk A/S Class B	0.7
Sony Group Corp.	0.6
TOTAL	9.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
8

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR Portfolio MSCI Global Stock Market ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks securities of publicly-traded companies in developed and emerging markets. The Fund’s benchmark is the MSCI ACWI IMI Index (the “Index”).
For the 12-month period ended September 30, 2021 (the “Reporting Period”), the total return for the Fund was 29.28%, and the Index was 28.92%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Optimization and dividend tax withholdings contributed to the difference between the Fund’s performance and that of the Index.
The broad MSCI ACWI IMI Index enjoyed a fruitful fiscal year climbing over 30% during the first three fiscal quarters before slightly retreating during the final quarter to produce a very healthy return of +29.27% for the entire period. The story of the year throughout the world was the COVID-19 virus. Though unlike the prior fiscal year which was filled with fear and uncertainty, this most recent year was focused on acceptance, adaptation, and recovery. The development and distribution of various vaccines throughout the world allowed economies to re-open with an optimistic view that the collective worst was behind us. Industries such as travel, retail, and construction adapted to new regulations and thrived once again as governments loosened restrictions to local lockdowns. The other big story resided in the US with the rest of the world acting as interested parties. Joe Biden defeated the incumbent, Donald Trump, in the Presidential Election held in November. At the time of the election it was viewed favorably in many parts of the world as Biden’s platform of global inclusivity was a stark contrast to Trump’s domestic focused policies. The global market’s ascension during that period reflected the optimism that the victory presented.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Alphabet Inc. Class A, Apple Inc. and Microsoft Corporation. The top negative contributors to the Fund’s performance during the Reporting Period were Zoom Video Communications, Inc. Class A, Amgen Inc. and Alibaba Group Holding Ltd.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
9

SPDR Portfolio MSCI Global Stock Market ETF
Performance Summary (Unaudited)
Performance as of September 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	MSCI ACWI IMI Index	Net Asset Value	Market Value	MSCI ACWI IMI Index
ONE YEAR	29.28%	28.74%	28.92%	29.28%	28.74%	28.92%
FIVE YEARS	87.36%	85.69%	84.73%	13.38%	13.18%	13.06%
SINCE INCEPTION	170.01%	169.53%	159.76%	10.91%	10.89%	10.47%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Portfolio MSCI Global Stock Market ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.09%. Please see the financial highlights for the total expense ratio for the fiscal period ended September 30, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
10

SPDR Portfolio MSCI Global Stock Market ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2021

Description	% of Net Assets
Apple, Inc.	3.3%
Microsoft Corp.	2.9
Amazon.com, Inc.	2.0
Alphabet, Inc. Class C	1.2
Alphabet, Inc. Class A	1.2
Facebook, Inc. Class A	1.1
JPMorgan Chase & Co.	0.9
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	0.8
Visa, Inc. Class A	0.8
Tesla, Inc.	0.8
TOTAL	15.0%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
11

SPDR PORTFOLIO EUROPE ETF
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR Portfolio Europe ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the STOXX Europe Total Market Index. The Fund’s benchmark is the STOXX Europe Total Market Index (the “Index”).
For the 12-month period ended September 30, 2021 (the “Reporting Period”), the total return for the Fund was 28.48%, and the Index was 28.33%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Management fees, cash drag, and cumulative effects of security mis-weights contributed to the difference between the Fund’s performance and that of the Index and were primary drivers of Fund performance during the Reporting Period.
The fourth quarter of 2020 witnessed a strong recovery early in the period in key economies such as the United States and Europe, but economic momentum slowed toward the end of the year amid rising infection rates. Economic recovery gathered pace in the first quarter of 2021 on the back of widespread vaccination, renewed fiscal stimulus and continued monetary policy support. Although manufacturing continued to expand strongly across regions, services growth improved only in the United States and the United Kingdom and lagged in rest of Europe. During the second quarter of 2021, global growth recovery broadened, aided by accelerated vaccine rollout in the United States and Europe and the momentum shifting away from China. Incoming data in the second half of the quarter pointed to continued robust global recovery cycle despite persistent headwinds, including supply chain disruptions, new variants of coronavirus and potential central bank tightening on inflationary concerns. In Europe, as 70% of the population was vaccinated, hospitalization rate remained lower than the previous waves. However, the rapid rise in cases due to the spread of the Delta variant had a negative effect on consumer confidence during the third quarter of 2021 which can also be verified by the worst performance of consumer discretionary sector within the region. The economic reopening progressed slowly as Europe lagged the US and the UK in its road to normalization. The strong economic data for manufacturing and services signaled at the peak rate of growth being achieved for the region. European Central Bank (ECB) conducted a strategic review resulting in an adjusted inflation target of 2%, which will incorporate housing costs as well. Another outcome of the meeting was a forward-looking guidance with the assumption of lower interest rates for the foreseeable future which was in contrast to the estimates set out by the Fed and the BoE. The ECB also announced a reduction in its asset purchase pace but did not indicate at the timeline to taper it down to zero.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were TotalEnergies SE, LVMH Moet Hennessy Louis Vuitton SE and ASML Holding NV. The top negative contributors to the Fund’s performance during the Reporting Period were SAP SE, Unilever PLC and Reckitt Benckiser Group PLC.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
12

SPDR Portfolio Europe ETF
Performance Summary (Unaudited)
Performance as of September 30, 2021
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value(1)	Market Value(1)	Stoxx Europe Total Market Index(2)	Net Asset Value(1)	Market Value(1)	Stoxx Europe Total Market Index(2)
ONE YEAR	28.48%	28.11%	28.33%	28.48%	28.11%	28.33%
FIVE YEARS	57.65%	57.04%	57.55%	9.53%	9.45%	9.52%
TEN YEARS	106.31%	108.49%	106.12%	7.51%	7.62%	7.50%
(1)	Effective September 23, 2019, the Fund changed its benchmark index from STOXX Europe 50 Index to the STOXX Europe Total Market Index. The Fund’s performance is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to September 23, 2019.
(2)	Index returns represent the Fund’s prior benchmark index from September 30, 2011 through September 22, 2019 and the STOXX Europe Total Market Index from September 23, 2019 through September 30, 2021.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Portfolio Europe ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.09%. Please see the financial highlights for the total expense ratio for the fiscal period ended September 30, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
13

SPDR Portfolio Europe ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2021

Description	% of Net Assets
Nestle SA	2.6%
ASML Holding NV	2.4
Roche Holding AG	2.0
Novartis AG	1.5
LVMH Moet Hennessy Louis Vuitton SE	1.4
AstraZeneca PLC	1.4
Novo Nordisk A/S Class B	1.2
Linde PLC	1.2
SAP SE	1.1
Unilever PLC	1.1
TOTAL	15.9%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
14

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2021

Security Description	Shares	Value
COMMON STOCKS — 99.3%
BRAZIL — 5.3%
Afya, Ltd. Class A (a)(b)	10,396	$ 205,217
Ambev SA ADR	3,747,926	10,344,276
Americanas SA (a)	357,465	2,028,449
Anima Holding SA (a)	104,797	171,940
Arco Platform, Ltd. Class A (a)(b)	9,416	204,327
Atacadao SA	21,197	69,089
Azul SA Preference Shares (a)	101,385	677,463
B3 SA - Brasil Bolsa Balcao	5,191,239	12,137,566
Banco Bradesco SA ADR (c)	4,710,664	18,041,843
Banco Bradesco SA	342,337	1,122,087
Banco BTG Pactual SA	468,650	2,163,966
Banco do Brasil SA	915,653	4,856,461
Banco Inter SA Preference Shares (d)	208,088	598,803
Banco Inter SA (c)	322,995	2,765,277
Banco Inter SA (c)	40,677	113,844
Banco Pan SA Preference Shares	388,365	1,137,533
Banco Santander Brasil SA	40,634	263,764
BB Seguridade Participacoes SA	543,526	1,990,006
BR Malls Participacoes SA (a)	1,127,395	1,671,778
Bradespar SA Preference Shares	395,670	3,795,574
Brasil Brokers Participacoes SA (a)	3,038	920
Braskem SA ADR (a)	134,475	2,935,589
BRF SA ADR (a)(b)	557,289	2,797,591
CCR SA	545,785	1,171,922
Centrais Eletricas Brasileiras SA ADR (b)	512,196	3,636,592
Cia Brasileira de Distribuicao ADR (b)	242,630	1,142,787
Cia de Locacao das Americas	109,576	488,466
Cia de Saneamento Basico do Estado de Sao Paulo	497,038	3,518,280
Cia Energetica de Minas Gerais ADR (b)	1,624,772	4,094,425
Cia Energetica de Sao Paulo Class B, Preference Shares	51,272	222,161
Cia Siderurgica Nacional SA ADR	651,836	3,428,657
Cielo SA	1,141,409	479,698
Cogna Educacao (a)	1,354,437	673,627
Construtora Tenda SA	1,668	5,391
Cosan SA (c)	843,795	3,558,591
Cosan SA ADR (b)	33,230	556,603
CVC Brasil Operadora e Agencia de Viagens SA (a)	70,977	280,318
Cyrela Brazil Realty SA Empreendimentos e Participacoes (a)	473,615	1,564,549
Dexco SA	430,295	1,340,106
Embraer SA (a)	860,404	3,652,323
See accompanying notes to financial statements.
15

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Eneva SA (a)	790,692	$ 2,389,968
Engie Brasil Energia SA	85,609	588,543
Equatorial Energia SA	184,184	856,882
Eternit SA (a)	8,828	24,545
Gafisa SA (a)	29,813	14,116
Gerdau SA ADR (b)	1,181,204	5,811,524
Gol Linhas Aereas Inteligentes SA Preference Shares (a)	24,268	92,237
Grupo De Mona Soma SA (a)	62,076	193,101
Grupo SBF SA (a)	32,899	168,755
Hapvida Participacoes e Investimentos SA (d)	497,198	1,240,052
Hypera SA	76,482	451,124
IRB Brasil Resseguros SA	360,362	312,818
Itau Unibanco Holding SA Preference Shares ADR (b)	4,104,522	21,630,831
Itausa SA Preference Shares	5,109,862	10,446,854
Itausa SA	343,851	712,452
Kepler Weber SA	10,302	85,477
Klabin SA (a)	318,660	1,415,838
Localiza Rent a Car SA	323,022	3,229,094
Locaweb Servicos de Internet SA (d)	117,396	492,947
LOG Commercial Properties e Participacoes SA	3,541	16,844
Log-in Logistica Intermodal SA (a)	5,741	23,179
Lojas Americanas SA Preference Shares	1,128,493	998,245
Lojas Renner SA	941,464	5,947,107
Magazine Luiza SA	1,781,829	4,689,282
Marcopolo SA Preference Shares	402,502	214,957
Marfrig Global Foods SA	187,876	884,747
Meliuz SA (d)	177,400	195,668
Metalurgica Gerdau SA Preference Shares	1,589,620	3,623,315
Mills Estruturas e Servicos de Engenharia SA	36,898	41,916
Minerva SA	40,992	78,615
MMX Mineracao e Metalicos SA (a)	20,968	53,874
MRV Engenharia e Participacoes SA	100,414	226,484
Natura & Co. Holding SA (a)	621,429	5,197,108
Nexa Resources SA (b)	16,918	128,577
Notre Dame Intermedica Participacoes SA	391,096	5,355,149
Odontoprev SA	24,399	73,704
Oi SA ADR (a)(b)	710,661	641,656
Pagseguro Digital, Ltd. Class A (a)(b)	120,734	6,244,363
PDG Realty SA Empreendimentos e Participacoes (a)	72,195	22,657
Petro Rio SA (a)	202,295	928,889
Petrobras Distribuidora SA	386,195	1,664,872
Petroleo Brasileiro SA Preference Shares ADR (c)	1,923,373	19,233,730
See accompanying notes to financial statements.
16

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Petroleo Brasileiro SA ADR (c)	1,036,194	$ 10,714,246
Positivo Tecnologia SA	43,000	80,888
Profarma Distribuidora de Produtos Farmaceuticos SA (a)	12,264	12,964
Qualicorp Consultoria e Corretora de Seguros SA	88,839	325,917
Raia Drogasil SA	640,822	2,748,447
Rede D'Or Sao Luiz SA (d)	479,807	5,979,866
Restoque Comercio e Confeccoes de Roupas SA (a)	8,799	3,456
Rodobens Negocios Imobiliarios SA	54,043	122,489
Rossi Residencial SA (a)	96,137	157,203
Rumo SA (a)	608,976	1,876,472
Sendas Distribuidora SA ADR (b)	242,630	4,229,041
StoneCo, Ltd. Class A (a)	145,785	5,061,655
Sul America SA	68,880	322,095
Suzano SA (a)	207,255	2,073,729
Suzano SA ADR (a)(b)(c)	196,778	1,967,780
T4F Entretenimento SA (a)	124,479	113,996
Telefonica Brasil SA	536,629	4,222,005
TIM SA ADR	248,343	2,667,204
TOTVS SA	217,776	1,442,807
Ultrapar Participacoes SA	588,148	1,591,019
Usinas Siderurgicas de Minas Gerais SA Usiminas ADR	825,843	2,427,978
Vale SA ADR	2,472,372	34,489,589
Vasta Platform, Ltd. (a)(b)	7,483	34,122
Via S/A (a)	980,794	1,387,789
WEG SA	1,302,352	9,472,042
XP, Inc. Class A (a)	108,825	4,371,500
YDUQS Participacoes SA	258,953	1,129,168
		305,575,422
CANADA — 0.0% (e)
Atlas Corp. (b)	10,678	162,199
CHILE — 0.5%
AntarChile SA	200,008	1,649,980
Banco de Chile	10,850,039	999,240
Banco Santander Chile	4,586,558	229,441
CAP SA	8,294	88,026
Cencosud SA	91,706	177,044
Empresas COPEC SA	449,695	3,726,234
Empresas Iansa SA (a)	3,039,552	59,990
Enel Americas SA ADR (b)	536,757	3,140,028
Enel Chile SA ADR (b)	1,013,851	2,443,381
Enjoy SA (a)	7,671,612	32,634
See accompanying notes to financial statements.
17

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Falabella SA	1,434,567	$ 5,016,216
Multiexport Foods SA (a)	2,678,766	880,708
Parque Arauco SA (a)	2,577,865	2,623,252
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	103,563	5,579,804
		26,645,978
CHINA — 36.5%
111, Inc. ADR (a)(b)	31,476	194,207
17 Education & Technology Group, Inc. ADR (a)	148,599	133,754
21Vianet Group, Inc. ADR (a)(b)	55,194	955,408
360 DigiTech, Inc. ADR (a)	64,925	1,319,276
360 Security Technology, Inc. Class A (a)	107,500	197,877
3SBio, Inc. (a)(b)(d)	660,500	649,075
51job, Inc. ADR (a)	5,415	376,505
9F, Inc. ADR (a)(b)	83,500	141,950
AAC Technologies Holdings, Inc. (b)	688,132	3,283,912
Addsino Co., Ltd. Class A	265,100	619,005
Advanced Micro-Fabrication Equipment, Inc. China Class A (a)	41,532	976,845
Advanced Technology & Materials Co., Ltd. Class A	143,300	188,284
AECC Aviation Power Co., Ltd. Class A	120,300	991,440
Agile Group Holdings, Ltd.	2,581,626	2,414,269
Agora, Inc. ADR (a)	38,917	1,128,593
Agricultural Bank of China, Ltd. Class A	4,592,000	2,091,800
Agricultural Bank of China, Ltd. Class H	23,935,000	8,240,036
Aier Eye Hospital Group Co., Ltd. Class A	194,960	1,613,087
Air China, Ltd. Class H (a)	2,673,744	1,768,838
Airtac International Group	79,000	2,481,111
AK Medical Holdings, Ltd. (d)	334,000	465,090
Akeso, Inc. (a)(d)	367,000	2,017,766
Alibaba Group Holding, Ltd. ADR (a)	1,241,653	183,826,727
A-Living Smart City Services Co., Ltd. (d)	84,500	300,675
All Winner Technology Co., Ltd. Class A	32,600	366,207
Alpha Group Class A (a)	402,800	329,530
Alphamab Oncology (a)(d)	228,000	516,648
Aluminum Corp. of China, Ltd. Class H (a)	5,681,217	4,298,506
Amoy Diagnostics Co., Ltd. Class A	10,000	124,264
An Hui Wenergy Co., Ltd. Class A	257,800	180,148
Angang Steel Co., Ltd. Class H (b)	2,925,231	1,803,692
Anhui Anke Biotechnology Group Co., Ltd. Class A	17,640	32,662
Anhui Conch Cement Co., Ltd. Class A	105,200	665,039
Anhui Conch Cement Co., Ltd. Class H	1,365,010	7,364,547
Anhui Construction Engineering Group Co., Ltd. Class A	400,300	240,651
See accompanying notes to financial statements.
18

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Anhui Expressway Co., Ltd. Class H	8,000	$ 4,902
Anhui Guangxin Agrochemical Co., Ltd. Class A	233,100	1,178,141
Anhui Gujing Distillery Co., Ltd. Class A	7,700	284,568
Anhui Gujing Distillery Co., Ltd. Class B	110,500	1,439,191
Anhui Honglu Steel Construction Group Co., Ltd. Class A	56,800	386,353
Anhui Jiangnan Chemical Industry Co., Ltd. Class A	465,900	422,299
Anhui Jinhe Industrial Co., Ltd. Class A	104,800	639,290
Anhui Kouzi Distillery Co., Ltd. Class A	16,300	127,491
Anhui Transport Consulting & Design Institute Co., Ltd. Class A	548,517	741,101
Anhui Yingjia Distillery Co., Ltd. Class A	11,900	94,459
Anji Microelectronics Technology Shanghai Co., Ltd. Class A	10,990	400,980
Anker Innovations Technology Co., Ltd. Class A	5,900	97,879
ANTA Sports Products, Ltd.	876,506	16,528,820
Anton Oilfield Services Group (a)(b)	130,000	8,350
Aoshikang Technology Co., Ltd. Class A	13,700	180,325
Aotecar New Energy Technology Co., Ltd. Class A (a)	210,793	113,006
Apeloa Pharmaceutical Co., Ltd. Class A	211,500	1,251,173
Archermind Technology Nanjing Co., Ltd. Class A	10,500	125,580
Ascentage Pharma Group International (a)(b)(d)	64,500	286,265
Asian Citrus Holdings, Ltd. (a)	550,000	14,554
Asymchem Laboratories Tianjin Co., Ltd. Class A	18,400	1,271,236
Ausnutria Dairy Corp., Ltd. (b)	58,000	59,902
Autel Intelligent Technology Corp., Ltd. Class A	7,734	84,722
Autobio Diagnostics Co., Ltd. Class A	30,030	248,001
Autohome, Inc. ADR	36,532	1,714,447
Avary Holding Shenzhen Co., Ltd. Class A	100,300	517,973
AVIC Industry-Finance Holdings Co., Ltd. Class A	253,200	150,257
AviChina Industry & Technology Co., Ltd. Class H	2,587,000	1,635,018
Bafang Electric Suzhou Co., Ltd. Class A	9,514	386,221
BAIC Motor Corp., Ltd. Class H (b)(d)	6,500	2,254
Baidu, Inc. ADR (a)(c)	181,428	27,894,555
Baidu, Inc. Class A (a)	36,900	703,430
BAIOO Family Interactive, Ltd. (d)	2,358,000	224,149
Bank of China, Ltd. Class H	54,954,049	19,483,622
Bank of Communications Co., Ltd. Class H	18,962,864	11,253,997
Bank of Ningbo Co., Ltd. Class A	242,100	1,318,533
Baoshan Iron & Steel Co., Ltd. Class A	667,600	899,926
Baosheng Science & Technology Innovation Co., Ltd. Class A	8,600	6,529
Baozun, Inc. ADR (a)(b)	15,367	269,384
BBMG Corp. Class H	1,227,000	209,632
BeiGene, Ltd. ADR (a)	32,433	11,773,179
See accompanying notes to financial statements.
19

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Beijing BDStar Navigation Co., Ltd. Class A (a)	115,800	$ 725,051
Beijing Capital International Airport Co., Ltd. Class H (a)	3,057,490	1,802,763
Beijing Capital Land, Ltd. Class H (a)	28,000	10,071
Beijing Career International Co., Ltd. Class A (a)	30,600	244,696
Beijing Certificate Authority Co., Ltd. Class A	14,100	84,154
Beijing Chunlizhengda Medical Instruments Co., Ltd. Class H (a)	23,000	49,341
Beijing Ctrowell Technology Corp., Ltd. Class A	77,806	122,001
Beijing Dabeinong Technology Group Co., Ltd. Class A	370,900	434,460
Beijing Easpring Material Technology Co., Ltd. Class A	15,300	194,628
Beijing Enterprises Clean Energy Group, Ltd. (a)(b)	23,094,856	293,705
Beijing Enterprises Holdings, Ltd.	656,000	2,624,961
Beijing Enterprises Water Group, Ltd.	5,186,000	2,038,519
Beijing GeoEnviron Engineering & Technology, Inc. Class A	707,830	1,845,798
Beijing Jingneng Clean Energy Co., Ltd. Class H	136,000	47,170
Beijing Jingyuntong Technology Co., Ltd. Class A (a)	167,300	305,101
Beijing Kingsoft Office Software, Inc. Class A	14,699	645,262
Beijing Roborock Technology Co., Ltd. Class A	2,306	252,585
Beijing Shiji Information Technology Co., Ltd. Class A	153,620	606,482
Beijing Shougang Co., Ltd. Class A (a)	101,500	115,119
Beijing Shunxin Agriculture Co., Ltd. Class A	26,900	147,296
Beijing SL Pharmaceutical Co., Ltd. Class A	241,450	372,987
Beijing Strong Biotechnologies, Inc. Class A	9,100	23,110
Beijing Tiantan Biological Products Corp., Ltd. Class A	194,923	966,762
Beijing Tongtech Co., Ltd. Class A	29,600	140,295
Beijing Wantai Biological Pharmacy Enterprise Co., Ltd. Class A	14,800	509,080
Beijing Yuanliu Hongyuan Electronic Technology Co., Ltd. Class A	11,100	259,699
Beijing Zhidemai Technology Co., Ltd. Class A	7,200	84,149
Beken Corp. Class A	25,764	228,020
Bengang Steel Plates Co., Ltd. Class A	275,100	233,157
Berry Genomics Co., Ltd. Class A (a)	108,400	360,270
BEST, Inc. ADR (a)(b)	148,434	247,885
Bethel Automotive Safety Systems Co., Ltd. Class A	26,600	184,436
Betta Pharmaceuticals Co., Ltd. Class A	1,400	20,306
BGI Genomics Co., Ltd. Class A	20,100	272,537
Biem.L.Fdlkk Garment Co., Ltd. Class A	173,363	684,695
Bilibili, Inc. ADR (a)(b)	140,242	9,279,813
Bit Digital, Inc. (a)(b)	21,500	155,445
BIT Mining, Ltd. ADR (a)(b)	42,079	343,785
Blue Sail Medical Co., Ltd. Class A	116,800	325,390
BOE Technology Group Co., Ltd. Class A	961,500	752,336
See accompanying notes to financial statements.
20

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
BOE Technology Group Co., Ltd. Class B	793,100	$ 334,166
Bosideng International Holdings, Ltd.	2,478,000	1,763,486
Boya Bio-pharmaceutical Group Co., Ltd. Class A	19,825	107,818
Boyaa Interactive International, Ltd. (a)	64,000	3,987
Brilliance China Automotive Holdings, Ltd. (a)(f)	2,744,000	881,223
B-Soft Co., Ltd. Class A	207,019	238,967
BYD Co., Ltd. Class A	102,700	3,970,356
BYD Co., Ltd. Class H	525,711	16,410,214
BYD Electronic International Co., Ltd. (b)	622,000	2,193,278
C&S Paper Co., Ltd. Class A	7,400	19,813
C.banner International Holdings, Ltd. (a)	12,000	540
Cabbeen Fashion, Ltd.	1,195,000	468,197
Caissa Tosun Development Co., Ltd. Class A (a)	83,006	92,086
Caitong Securities Co., Ltd. Class A	137,100	229,633
Canaan, Inc. ADR (a)(b)	80,400	491,244
CanSino Biologics, Inc. Class A (a)	10,515	551,964
CanSino Biologics, Inc. Class H (a)(b)(d)	34,400	1,215,212
CECEP Wind-Power Corp. Class A	523,400	639,855
Central China Securities Co., Ltd. Class A	452,800	337,460
CETC Digital Technology Co., Ltd. Class A	106,400	481,883
CGN Mining Co., Ltd.	325,000	41,331
CGN New Energy Holdings Co., Ltd. (b)	364,000	386,227
CGN Nuclear Technology Development Co., Ltd. Class A	245,200	384,478
CGN Power Co., Ltd. Class H (b)(d)	9,263,000	2,820,077
Chacha Food Co., Ltd. Class A	30,900	222,534
Changchun High & New Technology Industry Group, Inc. Class A	11,925	507,487
Changjiang Securities Co., Ltd. Class A	392,100	464,761
Changzhou Xingyu Automotive Lighting Systems Co., Ltd. Class A	27,200	762,814
Chanjet Information Technology Co., Ltd. Class H	3,900	5,000
Chaowei Power Holdings, Ltd.	75,000	21,485
Cheetah Mobile, Inc. ADR (a)(b)	10,576	17,239
ChemPartner PharmaTech Co., Ltd. Class A	51,800	124,725
Chengdu Fusen Noble-House Industrial Co., Ltd. Class A	120,800	241,450
Chengdu Hongqi Chain Co., Ltd. Class A	825,486	608,818
Chengdu Kanghong Pharmaceutical Group Co., Ltd. Class A	23,400	66,458
Chengtun Mining Group Co., Ltd. Class A	82,100	151,123
Chengxin Lithium Group Co., Ltd. Class A (a)	40,500	374,252
Chifeng Jilong Gold Mining Co., Ltd. Class A (a)	95,600	227,372
China Aerospace International Holdings, Ltd.	2,152,000	165,865
China Aircraft Leasing Group Holdings, Ltd. (b)	6,500	4,258
China Aoyuan Group, Ltd. (b)	1,296,000	684,239
See accompanying notes to financial statements.
21

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
China Baoan Group Co., Ltd. Class A	282,600	$ 839,831
China Bohai Bank Co., Ltd. Class H (d)	42,500	16,597
China Building Material Test & Certification Group Co., Ltd. Class A	773,448	2,326,096
China Chengtong Development Group, Ltd. (b)	3,624,000	85,658
China Cinda Asset Management Co., Ltd. Class H	10,949,000	1,856,561
China CITIC Bank Corp., Ltd. Class H	10,612,000	4,798,448
China Coal Energy Co., Ltd. Class H	4,179,900	3,194,801
China Common Rich Renewable Energy Investment, Ltd. (a)(f)	856,000	—
China Communications Services Corp., Ltd. Class H	152,000	84,351
China Conch Venture Holdings, Ltd.	1,336,200	6,187,820
China Construction Bank Corp. Class H	70,714,256	50,687,641
China CSSC Holdings, Ltd. Class A	89,800	349,238
China Datang Corp. Renewable Power Co., Ltd. Class H (b)	1,187,000	530,629
China Dili Group (a)(b)	2,029,100	497,849
China Dongxiang Group Co., Ltd.	1,029,000	112,356
China East Education Holdings, Ltd. (a)(b)(d)	31,500	32,493
China Eastern Airlines Corp., Ltd. Class H (a)	144,000	55,309
China Education Group Holdings, Ltd.	163,000	280,997
China Electronics Huada Technology Co., Ltd. (a)	134,000	13,599
China Energine International Holdings, Ltd. (a)(b)	1,430,000	28,105
China Everbright Bank Co., Ltd. Class A	540,100	283,691
China Everbright Environment Group, Ltd.	2,956,111	2,232,847
China Everbright, Ltd.	24,000	28,364
China Evergrande Group (b)	1,799,737	682,012
China Fangda Group Co., Ltd. Class B (a)	173,967	64,808
China Feihe, Ltd. (d)	1,657,000	2,796,912
China Financial Services Holdings, Ltd. (a)	86,100	18,802
China Foods, Ltd.	16,000	5,775
China Fortune Land Development Co., Ltd. Class A (a)	35,620	22,131
China Galaxy Securities Co., Ltd. Class A	158,400	257,210
China Galaxy Securities Co., Ltd. Class H	2,661,400	1,548,707
China Gas Holdings, Ltd.	2,056,000	6,074,518
China Great Wall Securities Co., Ltd. Class A	122,600	224,912
China Greatwall Technology Group Co., Ltd. Class A	162,900	332,918
China Hanking Holdings, Ltd.	1,111,000	221,211
China Harmony Auto Holding, Ltd.	7,000	3,696
China High Speed Railway Technology Co., Ltd. Class A (a)	704,900	245,743
China Hongqiao Group, Ltd.	994,500	1,280,069
China Huarong Energy Co., Ltd. (a)	100,000	1,413
China Index Holdings, Ltd. ADR (a)	33,693	49,192
China International Capital Corp., Ltd. Class A	66,500	589,577
See accompanying notes to financial statements.
22

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
China International Capital Corp., Ltd. Class H (d)	540,800	$ 1,420,662
China International Marine Containers Group Co., Ltd. Class H	129,440	273,358
China Jinmao Holdings Group, Ltd.	880,000	316,520
China Jushi Co., Ltd. Class A	71,700	195,303
China Kings Resources Group Co., Ltd. Class A	9,620	57,252
China Lesso Group Holdings, Ltd.	1,250,000	2,003,944
China Life Insurance Co., Ltd. Class H	6,347,744	10,421,042
China Literature, Ltd. (a)(b)(d)	157,400	1,201,025
China Longyuan Power Group Corp., Ltd. Class H	2,588,000	6,396,321
China Medical System Holdings, Ltd.	1,336,000	2,437,001
China Meidong Auto Holdings, Ltd.	152,000	763,451
China Mengniu Dairy Co., Ltd. (a)	2,203,337	14,194,261
China Merchants Bank Co., Ltd. Class A	868,862	6,791,771
China Merchants Bank Co., Ltd. Class H	3,010,129	23,993,179
China Merchants China Direct Investments, Ltd.	4,000	4,743
China Merchants Port Holdings Co., Ltd.	2,455,765	4,214,579
China Merchants Securities Co., Ltd. Class A	370,441	1,051,515
China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	159,857	320,507
China Minmetals Rare Earth Co., Ltd. Class A	37,900	234,306
China Minsheng Banking Corp., Ltd. Class H (b)	7,130,879	2,867,136
China Modern Dairy Holdings, Ltd. (b)	93,000	17,681
China Molybdenum Co., Ltd. Class A	1,487,600	1,392,176
China Molybdenum Co., Ltd. Class H	1,092,000	680,339
China National Accord Medicines Corp., Ltd. Class B	258,995	671,720
China National Building Material Co., Ltd. Class H	2,845,400	3,852,519
China National Medicines Corp., Ltd. Class A	149,195	677,781
China National Software & Service Co., Ltd. Class A	30,200	231,062
China Nonferrous Mining Corp., Ltd. (b)	242,000	117,508
China Northern Rare Earth Group High-Tech Co., Ltd. Class A	172,500	1,183,231
China NT Pharma Group Co., Ltd. (a)	1,630,662	18,015
China Ocean Industry Group, Ltd. (a)	57,625	925
China Oil & Gas Group, Ltd. (a)	132,000	9,496
China Oilfield Services, Ltd. Class H	2,056,422	1,962,736
China Online Education Group ADR (a)(b)	1,224	3,195
China Overseas Grand Oceans Group, Ltd.	109,500	67,095
China Overseas Land & Investment, Ltd.	3,468,682	7,904,584
China Overseas Property Holdings, Ltd.	62,066	51,505
China Pacific Insurance Group Co., Ltd. Class A	243,638	1,024,533
China Pacific Insurance Group Co., Ltd. Class H	2,381,800	7,082,999
China Petroleum & Chemical Corp. Class H	22,284,338	11,049,635
China Power International Development, Ltd.	6,649,000	3,527,502
See accompanying notes to financial statements.
23

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
China Railway Group, Ltd. Class H	5,330,487	$ 2,656,804
China Rare Earth Holdings, Ltd. (a)(b)	1,911,200	208,682
China Resources Beer Holdings Co., Ltd.	906,930	6,698,885
China Resources Cement Holdings, Ltd.	738,000	711,963
China Resources Gas Group, Ltd.	434,000	2,280,205
China Resources Land, Ltd.	2,565,033	10,824,036
China Resources Mixc Lifestyle Services, Ltd. (d)	204,200	1,134,495
China Resources Power Holdings Co., Ltd.	1,910,598	5,509,936
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	24,600	107,792
China Sanjiang Fine Chemicals Co., Ltd.	73,000	25,600
China Science Publishing & Media, Ltd. Class A	124,100	164,403
China Shenhua Energy Co., Ltd. Class H	3,666,624	8,581,746
China Singyes Solar Technologies Holdings, Ltd.	9,600	3,157
China South City Holdings, Ltd.	2,470,000	209,412
China Southern Airlines Co., Ltd. Class H (a)(b)	2,502,000	1,414,168
China State Construction Engineering Corp., Ltd. Class A	1,137,000	845,615
China Suntien Green Energy Corp., Ltd. Class A	192,700	621,334
China Taiping Insurance Holdings Co., Ltd.	1,063,035	1,616,814
China Tianying, Inc. Class A (a)	543,300	441,947
China Tourism Group Duty Free Corp., Ltd. Class A	129,800	5,229,005
China Tower Corp., Ltd. Class H (d)	26,868,000	3,520,436
China TransInfo Technology Co., Ltd. Class A	283,100	648,314
China Travel International Investment Hong Kong, Ltd. (a)(b)	7,832,000	1,156,995
China Vanke Co., Ltd. Class A	423,900	1,399,645
China Vanke Co., Ltd. Class H	1,056,200	2,889,926
China World Trade Center Co., Ltd. Class A	103,400	235,029
China Yangtze Power Co., Ltd. Class A	1,207,900	4,117,416
China Yongda Automobiles Services Holdings, Ltd.	802,000	1,157,981
China Yuhua Education Corp., Ltd. (d)	24,000	11,654
China ZhengTong Auto Services Holdings, Ltd. (a)	38,000	4,296
China Zhenhua Group Science & Technology Co., Ltd. Class A	153,246	2,379,658
ChinaCache International Holdings, Ltd. ADR (a)(b)(f)	18,355	—
Chinasoft International, Ltd. (a)	1,074,000	1,898,382
Chindata Group Holdings, Ltd. ADR (a)	31,600	265,756
Chinese Universe Publishing & Media Group Co., Ltd. Class A	188,200	302,391
Chlitina Holding, Ltd.	2,000	14,285
Chongqing Brewery Co., Ltd. Class A (a)	27,511	559,385
Chongqing Changan Automobile Co., Ltd. Class A	112,840	291,978
Chongqing Changan Automobile Co., Ltd. Class B	1,474,800	899,886
Chongqing Department Store Co., Ltd. Class A	24,800	92,568
Chongqing Fuling Electric Power Industrial Co., Ltd. Class A	7,252	19,158
See accompanying notes to financial statements.
24

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Chongqing Gas Group Corp., Ltd. Class A	148,100	$ 219,832
Chongqing Iron & Steel Co., Ltd. Class A (a)	636,000	249,315
Chongqing Machinery & Electric Co., Ltd. Class H	138,000	13,827
Chongqing Zhifei Biological Products Co., Ltd. Class A	105,600	2,601,386
Chongyi Zhangyuan Tungsten Industry Co., Ltd. Class A (a)	66,700	91,772
Chow Tai Seng Jewellery Co., Ltd. Class A	173,643	536,749
CIFI Ever Sunshine Services Group, Ltd. (b)	192,000	382,784
CIFI Holdings Group Co., Ltd.	1,656,447	1,127,754
CIMC Enric Holdings, Ltd. (b)	10,000	11,985
Citic Pacific Special Steel Group Co., Ltd. Class A	139,250	442,303
CITIC Resources Holdings, Ltd. (a)	1,964,000	136,237
CITIC Securities Co., Ltd. Class A	511,800	2,004,695
CITIC Securities Co., Ltd. Class H	1,361,500	3,469,926
CITIC Telecom International Holdings, Ltd.	1,324,000	450,707
CITIC, Ltd.	3,635,961	3,876,664
Client Service International, Inc. Class A	35,950	101,266
Cloopen Group Holding, Ltd. ADR (a)(b)	33,725	149,064
CMST Development Co., Ltd. Class A	248,100	221,422
CNHTC Jinan Truck Co., Ltd. Class A	166,460	382,234
CNNC Hua Yuan Titanium Dioxide Co., Ltd. Class A	803,516	1,794,029
COFCO Biotechnology Co., Ltd. Class A	149,600	234,344
Cogobuy Group (a)(d)	64,000	20,718
Colour Life Services Group Co., Ltd. (a)(b)	69,000	22,425
Comtec Solar Systems Group, Ltd. (a)	211,500	13,449
Connect Biopharma Holdings, Ltd. ADR (a)(b)	4,300	102,770
Contemporary Amperex Technology Co., Ltd. Class A	129,993	10,588,971
Continental Aerospace Technologies Holding, Ltd. (a)	2,426,527	40,522
CooTek Cayman, Inc. ADR (a)(b)	170,287	207,750
COSCO SHIPPING Development Co., Ltd. Class H	7,973,117	1,587,526
COSCO SHIPPING Energy Transportation Co., Ltd. Class H (b)	2,236,000	1,097,226
COSCO SHIPPING Holdings Co., Ltd. Class H (a)(b)	3,890,716	5,967,532
COSCO SHIPPING Ports, Ltd.	2,904,050	2,514,345
Cosmo Lady China Holdings Co., Ltd. (a)(b)(d)	71,000	6,384
Country Garden Holdings Co., Ltd. (b)	5,613,514	5,804,858
Country Garden Services Holdings Co., Ltd.	1,003,000	7,923,863
CQ Pharmaceutical Holding Co., Ltd. Class A (a)	558,100	430,638
Crazy Sports Group, Ltd. (a)	2,412,200	136,341
Crystal Clear Electronic Material Co., Ltd. Class A	17,900	111,078
CSC Financial Co., Ltd. Class A	155,600	744,971
CSG Holding Co., Ltd. Class B	701,345	340,553
CSG Smart Science&Technology Co., Ltd. Class A (a)	107,100	185,027
See accompanying notes to financial statements.
25

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
CSPC Pharmaceutical Group, Ltd.	5,624,960	$ 6,748,810
CSSC Science & Technology Co., Ltd. Class A	147,700	298,879
CStone Pharmaceuticals (a)(b)(d)	161,500	223,641
CTS International Logistics Corp., Ltd. Class A	307,090	605,235
D&O Home Collection Co., Ltd. Class A	102,400	208,798
Daan Gene Co., Ltd. Class A	298,419	858,637
Dada Nexus, Ltd. ADR (a)	38,958	780,718
Dalian Huarui Heavy Industry Group Co., Ltd. Class A	382,200	237,469
Daqo New Energy Corp. ADR (a)	42,939	2,447,523
DaShenLin Pharmaceutical Group Co., Ltd. Class A	36,714	241,252
Datang International Power Generation Co., Ltd. Class H (b)	7,978,000	1,537,256
Dazhong Transportation Group Co., Ltd. Class B (a)	1,240,950	361,116
Deppon Logistics Co., Ltd. Class A	118,800	201,007
DHC Software Co., Ltd. Class A	149,800	176,631
DIDI Global, Inc. ADR (a)(b)	138,100	1,075,799
Digital China Group Co., Ltd. Class A	163,300	389,147
Digital China Information Service Co., Ltd. Class A	123,400	239,955
Do-Fluoride New Materials Co., Ltd. Class A (a)	112,200	934,073
Dongfang Electric Corp., Ltd. Class A	128,100	363,221
Dongfang Electric Corp., Ltd. Class H (b)	223,800	370,286
Dongfeng Motor Group Co., Ltd. Class H	2,592,657	2,314,679
Dongjiang Environmental Co., Ltd. Class A	288,600	329,113
Dongyue Group, Ltd.	755,000	1,885,403
Double Medical Technology, Inc. Class A	104,900	861,110
Doushen Beijing Education & Technology, Inc. Class A (a)	144,000	81,884
DouYu International Holdings, Ltd. ADR (a)(b)	58,833	193,561
East Group Co., Ltd. Class A	165,500	245,404
East Money Information Co., Ltd. Class A	355,404	1,892,661
Eastern Communications Co., Ltd. Class B	363,900	169,941
Easysight Supply Chain Management Co., Ltd. Class A (a)	150,900	53,075
Ebang International Holdings, Inc. Class A (a)(b)	123,938	235,482
E-Commodities Holdings, Ltd. (a)	6,250	618
Ecovacs Robotics Co., Ltd. Class A	14,900	350,683
Eoptolink Technology, Inc., Ltd. Class A	32,513	169,618
ESR Cayman, Ltd. (a)(d)	473,800	1,439,419
Essex Bio-technology, Ltd. (b)	1,247,000	922,677
Eve Energy Co., Ltd. Class A	108,399	1,663,271
Everbright Securities Co., Ltd. Class A	123,200	296,451
Everest Medicines, Ltd. (a)(d)	63,500	401,328
Evergrande Property Services Group, Ltd. (a)(b)(d)	2,502,000	1,645,577
Fang Holdings, Ltd. ADR (a)(b)	3,239	20,406
Fanhua, Inc. ADR (b)	38,151	459,338
See accompanying notes to financial statements.
26

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Fantasia Holdings Group Co., Ltd. (b)	1,843,500	$ 132,615
Far East Horizon, Ltd. (b)	2,580,000	2,618,229
FAW Jiefang Group Co., Ltd.	246,700	410,912
Fiberhome Telecommunication Technologies Co., Ltd. Class A	30,400	83,089
Fibocom Wireless, Inc. Class A	21,760	145,078
FinVolution Group ADR	27,116	152,934
Fire Rock Holdings, Ltd.	804,000	225,151
First Capital Securities Co., Ltd. Class A	237,100	265,975
First Tractor Co., Ltd. Class A	143,900	276,251
Flat Glass Group Co., Ltd. Class A	164,200	1,174,129
Flat Glass Group Co., Ltd. Class H (a)(b)	196,000	925,282
Focus Media Information Technology Co., Ltd. Class A	330,300	374,620
Foshan Haitian Flavouring & Food Co., Ltd. Class A	191,460	3,263,186
Founder Securities Co., Ltd. Class A	280,800	355,895
Foxconn Industrial Internet Co., Ltd. Class A	114,900	206,870
Fufeng Group, Ltd. (a)	71,000	25,173
Fujian Aonong Biological Technology Group, Inc., Ltd. Class A	140,090	184,283
Fujian Boss Software Development Co., Ltd. Class A	28,140	81,970
Fujian Green Pine Co., Ltd. Class A	46,600	101,085
Fujian Longking Co., Ltd. Class A	124,500	165,897
Fujian Star-net Communication Co., Ltd. Class A	155,700	596,842
Fujian Sunner Development Co., Ltd. Class A	113,500	379,857
Fuyao Glass Industry Group Co., Ltd. Class A	275,017	1,800,351
Fuyao Glass Industry Group Co., Ltd. Class H (d)	172,000	920,247
Ganfeng Lithium Co., Ltd. Class A	104,900	2,648,343
Ganfeng Lithium Co., Ltd. Class H (d)	111,000	1,973,422
Gaotu Techedu, Inc. ADR (a)(b)	124,509	382,243
G-bits Network Technology Xiamen Co., Ltd. Class A	14,600	885,139
GCI Science & Technology Co., Ltd. Class A	277,381	628,341
GCL Energy Technology Co., Ltd.	44,400	93,698
GCL System Integration Technology Co., Ltd. Class A (a)	382,800	243,179
GDS Holdings, Ltd. ADR (a)	73,790	4,177,252
Geely Automobile Holdings, Ltd.	3,803,000	10,918,545
GEM Co., Ltd. Class A	95,000	164,565
Gemdale Corp. Class A	122,000	211,714
Genertec Universal Medical Group Co., Ltd. (d)	665,600	521,560
Genetron Holdings, Ltd. ADR (a)(b)	21,788	301,764
Genimous Technology Co., Ltd. Class A (a)	448,600	451,102
Genscript Biotech Corp. (a)	692,000	2,666,787
Getein Biotech, Inc. Class A	191,442	544,307
GF Securities Co., Ltd. Class H	1,593,000	2,778,923
Giant Network Group Co., Ltd. Class A	265,900	428,472
See accompanying notes to financial statements.
27

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Gigadevice Semiconductor Beijing, Inc. Class A	36,960	$ 830,311
Ginlong Technologies Co., Ltd. Class A	15,500	581,190
Global Bio-Chem Technology Group Co., Ltd. (a)	1,096,000	48,573
Global Top E-Commerce Co., Ltd. Class A (a)	3,900	1,366
GoerTek, Inc. Class A	259,900	1,735,620
Goke Microelectronics Co., Ltd. Class A	19,100	359,272
Golden Solar New Energy Technology Holdings, Ltd. (a)	416,000	496,444
GoldenHome Living Co., Ltd. Class A	45,080	211,500
Goldpac Group, Ltd.	64,000	13,072
GOME Retail Holdings, Ltd. (a)	10,566,000	990,819
Goodbaby International Holdings, Ltd. (a)	67,000	10,156
Grand Baoxin Auto Group, Ltd. (a)	3,158	353
Grandjoy Holdings Group Co., Ltd. Class A (a)	165,500	93,084
Great Wall Motor Co., Ltd. Class H	2,627,820	9,688,096
Greattown Holdings, Ltd. Class A	258,600	143,043
Greatview Aseptic Packaging Co., Ltd.	10,000	3,725
Gree Real Estate Co., Ltd. Class A (a)	273,400	307,543
Greentown China Holdings, Ltd. (b)	659,000	997,221
Greentown Service Group Co., Ltd. (b)	484,000	522,259
Grinm Advanced Materials Co., Ltd. Class A	122,200	248,414
Guangdong Create Century Intelligent Equipment Group Corp Ltd Class A (a)	87,600	210,653
Guangdong Electric Power Development Co., Ltd. Class B	2,015,240	683,426
Guangdong Golden Dragon Development, Inc. Class A (a)	138,900	329,280
Guangdong Haid Group Co., Ltd. Class A	108,100	1,128,903
Guangdong Hongda Blasting Co., Ltd. Class A	111,700	469,542
Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A	560,000	451,193
Guangdong Investment, Ltd.	3,314,229	4,325,508
Guangdong Kinlong Hardware Products Co., Ltd. Class A	13,100	278,827
Guangdong Provincial Expressway Development Co., Ltd. Class B	253,600	168,748
Guangdong Topstar Technology Co., Ltd. Class A	28,800	76,619
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd. Class A	230,300	655,502
Guangdong Zhongsheng Pharmaceutical Co., Ltd. Class A	128,100	192,924
Guangshen Railway Co., Ltd. Class H (a)	5,318,000	983,721
Guangxi Guiguan Electric Power Co., Ltd. Class A	257,700	301,861
Guangxi Liuzhou Pharmaceutical Co., Ltd. Class A	240,840	608,630
Guangzhou Automobile Group Co., Ltd. Class H	3,058,090	2,702,711
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class A	133,000	613,482
See accompanying notes to financial statements.
28

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H	6,000	$ 15,215
Guangzhou Great Power Energy & Technology Co., Ltd. Class A	30,000	127,363
Guangzhou Haige Communications Group, Inc. Co. Class A	289,700	459,642
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	15,400	244,386
Guangzhou R&F Properties Co., Ltd. Class H (b)	992,282	762,250
Guangzhou Restaurant Group Co., Ltd. Class A	180,360	592,723
Guangzhou Shiyuan Electronic Technology Co., Ltd. Class A	4,400	53,415
Guangzhou Tinci Materials Technology Co., Ltd. Class A	124,705	2,939,282
Guangzhou Wondfo Biotech Co., Ltd. Class A	11,440	76,219
Guangzhou Yuexiu Financial Holdings Group Co., Ltd. Class A	395,955	518,410
Guangzhou Zhujiang Brewery Co., Ltd. Class A	262,600	363,750
Guizhou Xinbang Pharmaceutical Co., Ltd. Class A (a)	269,500	320,277
Guocheng Mining Co., Ltd. Class A	132,700	215,273
Guodian Technology & Environment Group Corp., Ltd. Class H (a)	73,000	6,658
Guomai Technologies, Inc. Class A	261,100	226,956
Guosen Securities Co., Ltd. Class A	413,500	757,293
Guosheng Financial Holding, Inc. Class A (a)	137,800	195,363
Guotai Junan Securities Co., Ltd. Class A	290,000	801,162
Guoxuan High-Tech Co., Ltd. Class A (a)	50,844	374,122
Guoyuan Securities Co., Ltd. Class A	168,310	202,108
Haichang Ocean Park Holdings, Ltd. (a)(d)	993,000	264,047
Haidilao International Holding, Ltd. (b)(d)	486,000	1,857,309
Haier Smart Home Co., Ltd. Class A	234,300	949,325
Haier Smart Home Co., Ltd. Class H	1,038,600	3,662,280
Hailir Pesticides & Chemicals Group Co., Ltd. Class A	67,424	183,447
Hainan Meilan International Airport Co., Ltd. Class H (a)	65,000	272,202
Haisco Pharmaceutical Group Co., Ltd. Class A	140,300	399,770
Haitian International Holdings, Ltd.	189,000	583,899
Haitong Securities Co., Ltd. Class A	264,900	498,278
Haitong Securities Co., Ltd. Class H	2,628,400	2,407,365
Hang Zhou Great Star Industrial Co., Ltd. Class A (a)	289,800	1,233,918
Hangjin Technology Co., Ltd. Class A	130,500	578,293
Hangzhou Chang Chuan Technology Co., Ltd. Class A	106,430	787,589
Hangzhou Dptech Technologies Co., Ltd. Class A	17,900	123,309
Hangzhou First Applied Material Co., Ltd. Class A	137,154	2,694,628
Hangzhou Robam Appliances Co., Ltd. Class A	34,200	179,108
Hangzhou Silan Microelectronics Co., Ltd. Class A	102,600	907,566
Hangzhou Steam Turbine Co., Ltd. Class B	672,820	1,338,786
Hangzhou Tigermed Consulting Co., Ltd. Class A	87,022	2,346,115
Hansoh Pharmaceutical Group Co., Ltd. (d)	490,000	1,246,299
See accompanying notes to financial statements.
29

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Harbin Boshi Automation Co., Ltd. Class A	555,020	$ 1,090,433
Harbin Electric Co., Ltd. Class H	2,552,000	1,212,951
Harbin Gloria Pharmaceuticals Co., Ltd. Class A (a)	369,700	147,788
Health & Happiness H&H International Holdings, Ltd.	5,000	11,921
Hebei Construction Group Corp., Ltd. Class H	78,500	20,571
Hefei Meiya Optoelectronic Technology, Inc. Class A	118,500	698,258
Hello Group, Inc. ADR	97,166	1,028,016
Henan Jindan Lactic Acid Technology Co., Ltd. Class A	12,660	90,487
Henan Lingrui Pharmaceutical Co. Class A	290,700	486,452
Henan Shenhuo Coal & Power Co., Ltd. Class A	110,600	190,560
Henan Shuanghui Investment & Development Co., Ltd. Class A	101,240	425,886
Hengan International Group Co., Ltd.	666,500	3,570,238
Hengli Petrochemical Co., Ltd. Class A	355,000	1,432,321
Hisense Home Appliances Group Co., Ltd. Class A	378,700	704,121
Hithink RoyalFlush Information Network Co., Ltd. Class A	6,200	115,172
Holitech Technology Co., Ltd. Class A (a)	243,700	128,382
Hongda Xingye Co., Ltd. Class A	367,300	317,560
Hongfa Technology Co., Ltd. Class A	29,900	288,993
Honghua Group, Ltd. (a)	14,000	426
Hongli Zhihui Group Co., Ltd. Class A (a)	47,500	86,551
Honworld Group, Ltd. (a)(d)	35,000	13,803
Hope Education Group Co., Ltd. (d)	180,000	26,822
Hopson Development Holdings, Ltd.	168,900	600,994
Hoshine Silicon Industry Co., Ltd. Class A	24,100	670,237
Hua Hong Semiconductor, Ltd. (a)(d)	456,000	2,366,503
Huaan Securities Co., Ltd. Class A	537,030	445,999
Huadian Power International Corp., Ltd. Class H (b)	2,791,308	1,158,167
Huadong Medicine Co., Ltd. Class A	34,200	157,275
Huafon Chemical Co., Ltd. Class A	1,070,000	2,017,648
Huafu Fashion Co., Ltd. Class A (a)	139,000	96,486
Huagong Tech Co., Ltd. Class A	99,100	448,514
Huaibei Mining Holdings Co., Ltd. Class A	57,200	134,536
Hualan Biological Engineering, Inc. Class A	214,827	928,676
Huaneng Lancang River Hydropower, Inc. Class A	25,900	34,271
Huaneng Power International, Inc. Class H (b)	5,318,000	2,862,353
Huangshan Tourism Development Co., Ltd. Class B (a)	939,882	657,917
Huatai Securities Co., Ltd. Class A	402,200	1,058,782
Huatai Securities Co., Ltd. Class H (d)	781,600	1,206,841
Huaxi Securities Co., Ltd. Class A	291,400	434,346
Huaxin Cement Co., Ltd. Class B	372,500	685,400
Huayu Automotive Systems Co., Ltd. Class A	127,461	450,676
See accompanying notes to financial statements.
30

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Huazhu Group, Ltd. ADR (a)(b)	96,190	$ 4,411,273
Hubei Biocause Pharmaceutical Co., Ltd. Class A	414,000	214,890
Hubei Kaile Science & Technology Co., Ltd. Class A (a)	162,700	60,502
Huizhou Desay Sv Automotive Co., Ltd. Class A	118,800	1,547,676
Humanwell Healthcare Group Co., Ltd. Class A	33,900	105,892
Hunan Dakang International Food & Agriculture Co., Ltd. Class A (a)	718,300	274,899
Hunan Gold Corp., Ltd. Class A (a)	128,200	231,610
Hunan New Wellful Co., Ltd. Class A	258,100	263,939
Hunan Valin Steel Co., Ltd. Class A	228,200	234,423
Hundsun Technologies, Inc. Class A	192,454	1,708,052
HUYA, Inc. ADR (a)	22,287	185,874
Hygeia Healthcare Holdings Co., Ltd. (d)	90,800	677,677
Hytera Communications Corp., Ltd. Class A	427,600	370,357
HyUnion Holding Co., Ltd. Class A (a)	111,400	89,928
iClick Interactive Asia Group, Ltd. ADR (a)	23,239	128,512
Iflytek Co., Ltd. Class A	157,400	1,290,124
iHuman, Inc. ADR (a)	14,700	69,237
I-Mab ADR (a)	19,405	1,406,668
Imeik Technology Development Co., Ltd. Class A	5,700	523,554
Industrial & Commercial Bank of China, Ltd. Class A	2,876,005	2,076,570
Industrial & Commercial Bank of China, Ltd. Class H	48,994,935	27,252,101
Industrial Bank Co., Ltd. Class A	818,000	2,319,399
Industrial Securities Co., Ltd. Class A	417,500	636,535
INESA Intelligent Tech, Inc. Class B	2,571,500	1,167,461
Ingenic Semiconductor Co., Ltd. Class A	35,700	710,792
Inner Mongolia BaoTou Steel Union Co., Ltd. Class A (a)	2,084,600	1,023,889
Inner Mongolia Eerduosi Resources Co., Ltd. Class A	58,500	325,222
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd. Class A	456,600	404,672
Inner Mongolia MengDian HuaNeng Thermal Power Corp., Ltd. Class A	908,600	578,610
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	174,300	1,018,145
Inner Mongolia Yitai Coal Co., Ltd. Class B	529,536	459,637
Inner Mongolia Yuan Xing Energy Co., Ltd. Class A (a)	119,500	176,084
InnoCare Pharma, Ltd. (a)(d)	188,000	508,359
Innovent Biologics, Inc. (a)(d)	548,500	5,319,668
Inspur Electronic Information Industry Co., Ltd. Class A	32,816	145,013
Intco Medical Technology Co., Ltd. Class A	47,250	429,233
iQIYI, Inc. ADR (a)(b)	188,077	1,510,258
IReader Technology Co., Ltd. Class A	106,600	316,959
IRICO Group New Energy Co., Ltd. Class H (a)	25,000	81,250
JA Solar Technology Co., Ltd. Class A	107,400	1,097,464
See accompanying notes to financial statements.
31

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Jacobio Pharmaceuticals Group Co., Ltd. (a)(d)	78,600	$ 189,416
Jafron Biomedical Co., Ltd. Class A	15,420	139,912
Jason Furniture Hangzhou Co., Ltd. Class A	117,900	1,096,064
JC Finance & Tax Interconnect Holdings, Ltd. Class A (a)	124,200	124,893
JCET Group Co., Ltd. Class A	45,700	227,084
JD Health International, Inc. (a)(b)(d)	655,150	6,320,357
JD Logistics, Inc. (a)(b)(d)	38,200	158,990
JD.com, Inc. ADR (a)	624,050	45,081,372
Jiajiayue Group Co., Ltd. Class A	150,800	351,181
Jiangling Motors Corp., Ltd. Class A	105,500	255,985
Jiangnan Group, Ltd. (a)	201,000	7,875
Jiangsu Akcome Science & Technology Co., Ltd. Class A (a)	357,500	246,494
Jiangsu Changshu Rural Commercial Bank Co., Ltd. Class A	150,400	149,375
Jiangsu Eastern Shenghong Co., Ltd. Class A	405,700	1,767,630
Jiangsu Expressway Co., Ltd. Class H	2,505,636	2,539,545
Jiangsu Hengli Hydraulic Co., Ltd. Class A	106,251	1,392,425
Jiangsu Hengrui Medicine Co., Ltd. Class A	352,216	2,741,216
Jiangsu Hoperun Software Co., Ltd. Class A (a)	51,600	240,651
Jiangsu Huaxicun Co., Ltd. Class A	251,100	246,276
Jiangsu Jiejie Microelectronics Co., Ltd. Class A	123,150	609,262
Jiangsu King's Luck Brewery JSC, Ltd. Class A	33,100	232,326
Jiangsu Nata Opto-electronic Material Co., Ltd. Class A	19,600	155,761
Jiangsu Shagang Co., Ltd. Class A	108,200	115,007
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	77,465	1,993,397
Jiangsu Yangnong Chemical Co., Ltd. Class A	14,500	235,563
Jiangsu Yoke Technology Co., Ltd. Class A	122,100	1,444,617
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. Class A	189,978	954,011
Jiangsu Zhongnan Construction Group Co., Ltd. Class A	150,000	103,424
Jiangxi Copper Co., Ltd. Class H	1,331,000	2,403,944
Jiangxi Lianchuang Optoelectronic Science & Technology Co., Ltd. Class A	119,300	568,218
Jiangxi Zhengbang Technology Co., Ltd. Class A	250,600	366,154
Jiayou International Logistics Co., Ltd. Class A	480,748	1,225,334
Jinchuan Group International Resources Co., Ltd. (b)	617,000	100,658
Jinke Properties Group Co., Ltd. Class A	679,630	543,367
Jinke Smart Services Group Co., Ltd. Class H	22,400	125,745
JinkoSolar Holding Co., Ltd. ADR (a)(b)	27,892	1,277,733
Jinxin Fertility Group, Ltd. (a)(b)(d)	530,000	789,759
JiuGui Liquor Co., Ltd. Class A	22,500	863,639
Jiumaojiu International Holdings, Ltd. (b)(d)	225,000	680,666
JL Mag Rare-Earth Co., Ltd. Class A	18,000	84,980
Joinn Laboratories China Co., Ltd. Class A	68,320	1,672,538
See accompanying notes to financial statements.
32

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Jointown Pharmaceutical Group Co., Ltd. Class A	278,200	$ 667,266
Jonjee Hi-Tech Industrial & Commercial Holding Co., Ltd. Class A	4,300	21,214
Joy City Property, Ltd.	2,532,000	136,607
Joyoung Co., Ltd. Class A	240,456	809,220
JOYY, Inc. ADR (b)	27,826	1,525,700
Ju Teng International Holdings, Ltd.	134,500	25,053
Juewei Food Co., Ltd. Class A	19,000	188,263
JW Cayman Therapeutics Co., Ltd. (a)(d)	108,000	206,992
Kama Co., Ltd. Class B (a)	1,000,400	331,132
Kandi Technologies Group, Inc. (a)(b)	7,054	31,390
Kangji Medical Holdings, Ltd. (b)	117,500	156,674
KE Holdings, Inc. ADR (a)	328,548	5,999,286
Keboda Technology Co., Ltd. Class A	10,600	93,042
Kehua Data Co., Ltd. Class A	34,800	180,201
Keshun Waterproof Technologies Co., Ltd. Class A	68,760	163,004
Kingboard Holdings, Ltd.	1,057,777	4,789,764
KingClean Electric Co., Ltd. Class A	45,640	180,891
Kingdee International Software Group Co., Ltd. (a)	1,669,700	5,587,366
Kingfa Sci & Tech Co., Ltd. Class A	54,300	123,424
Kingsoft Cloud Holdings, Ltd. ADR (a)(b)	50,237	1,422,712
Kingsoft Corp., Ltd.	527,600	2,104,395
Kintor Pharmaceutical, Ltd. (a)(b)(d)	133,000	892,686
Konfoong Materials International Co., Ltd. Class A	20,700	135,830
Konka Group Co., Ltd. Class B	2,812,223	932,031
Koolearn Technology Holding, Ltd. (a)(b)(d)	116,000	62,734
KPC Pharmaceuticals, Inc. Class A	130,700	178,816
Kuaishou Technology (a)(b)(d)	950,300	10,095,484
Kuang-Chi Technologies Co., Ltd. Class A (a)	174,690	607,923
Kunlun Energy Co., Ltd.	4,074,152	4,249,660
Kunming Yunnei Power Co., Ltd. Class A	157,200	86,467
Kweichow Moutai Co., Ltd. Class A	76,700	21,747,908
KWG Group Holdings, Ltd.	1,340,668	1,310,590
KWG Living Group Holdings, Ltd.	592,333	438,278
Lao Feng Xiang Co., Ltd. Class A	27,600	198,597
Lao Feng Xiang Co., Ltd. Class B (c)	7,130	24,213
Laobaixing Pharmacy Chain JSC Class A	26,600	192,885
LB Group Co., Ltd. Class A	138,600	616,549
Lee & Man Paper Manufacturing, Ltd.	76,000	55,941
Lenovo Group, Ltd.	6,419,220	6,901,899
Lens Technology Co., Ltd. Class A	240,665	780,092
Leo Group Co., Ltd. Class A	1,399,000	544,080
See accompanying notes to financial statements.
33

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
LexinFintech Holdings, Ltd. ADR (a)	50,706	$ 298,658
Li Auto, Inc. ADR (a)	163,423	4,296,391
Li Ning Co., Ltd.	1,605,193	18,588,909
Lianhua Supermarket Holdings Co., Ltd. Class H (a)	13,000	1,586
Lifetech Scientific Corp. (a)(b)	2,500,000	1,310,271
Lingyi iTech Guangdong Co. Class A	517,300	517,781
Link Motion, Inc. ADR (a)(f)	16,509	—
Linklogis, Inc. Class B (a)(d)	334,500	344,613
Livzon Pharmaceutical Group, Inc. Class H	211,527	777,128
Longfor Group Holdings, Ltd. (d)	974,000	4,491,737
LONGi Green Energy Technology Co., Ltd. Class A	389,160	4,973,337
Longshine Technology Group Co., Ltd. Class A	39,450	157,824
Lu Thai Textile Co., Ltd. Class B	137,100	65,867
Luenmei Quantum Co., Ltd. Class A	287,608	416,662
Lufax Holding, Ltd. ADR (a)	280,109	1,955,161
Luokung Technology Corp. (a)	279,300	323,988
Luoyang Glass Co., Ltd. Class H (a)	76,000	97,238
Luoyang Xinqianglian Slewing Bearing Co., Ltd. Class A	4,200	117,085
Luxshare Precision Industry Co., Ltd. Class A	551,029	3,048,845
Luye Pharma Group, Ltd. (a)(b)(d)	658,000	344,018
Luzhou Laojiao Co., Ltd. Class A	113,714	3,904,051
Maanshan Iron & Steel Co., Ltd. Class H	1,768,000	806,253
Maccura Biotechnology Co., Ltd. Class A	37,572	167,776
Mango Excellent Media Co., Ltd. Class A	85,750	579,151
Markor International Home Furnishings Co., Ltd. Class A (a)	540,000	262,721
Maxscend Microelectronics Co., Ltd. Class A	21,060	1,148,609
Meinian Onehealth Healthcare Holdings Co., Ltd. Class A (a)	270,360	310,826
Meitu, Inc. (a)(d)	1,936,500	378,113
Meituan Class B (a)(d)	2,759,987	87,430,108
Metallurgical Corp. of China, Ltd. Class A	118,000	79,532
Metallurgical Corp. of China, Ltd. Class H	1,296,000	399,556
Microport Cardioflow Medtech Corp. (a)(d)	104,000	83,364
Microport Scientific Corp.	384,937	2,170,776
Milkyway Chemical Supply Chain Service Co., Ltd. Class A	23,525	331,661
Ming Yang Smart Energy Group, Ltd. Class A	3,700	14,304
Ming Yuan Cloud Group Holdings, Ltd. (b)	372,000	1,290,231
Minth Group, Ltd.	250,000	854,245
MLS Co., Ltd. Class A	49,748	119,167
MMG, Ltd. (a)	1,692,000	715,084
MOBI Development Co., Ltd. (a)	1,025,000	49,376
Mobvista, Inc. (a)(d)	105,000	96,710
Montage Technology Co., Ltd. Class A	61,967	570,415
See accompanying notes to financial statements.
34

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Montnets Cloud Technology Group Co., Ltd. Class A (a)	262,700	$ 732,255
Muyuan Foods Co., Ltd. Class A	355,784	2,861,046
Nam Tai Property, Inc. (a)	29,500	685,875
NanJi E-Commerce Co., Ltd. Class A	453,400	463,657
Nanjing Hanrui Cobalt Co., Ltd. Class A	7,500	87,097
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd. Class A	6,253	34,879
Nanjing Xinjiekou Department Store Co., Ltd. Class A	116,200	178,603
NARI Technology Co., Ltd. Class A	197,280	1,097,664
National Agricultural Holdings, Ltd. (a)(b)(f)	72,000	—
National Silicon Industry Group Co., Ltd. Class A (a)	93,151	413,652
NAURA Technology Group Co., Ltd. Class A	30,200	1,711,162
NavInfo Co., Ltd. Class A (a)	150,700	257,315
NetDragon Websoft Holdings, Ltd.	34,500	78,000
NetEase, Inc. ADR	266,185	22,732,199
New China Life Insurance Co., Ltd. Class H	663,000	1,958,855
New Hope Liuhe Co., Ltd. Class A (a)	370,800	848,002
New Horizon Health, Ltd. (a)(d)	18,500	80,919
New Oriental Education & Technology Group, Inc. ADR (a)	1,077,138	2,208,133
Newegg Commerce, Inc. (a)(b)	5,900	84,193
Newland Digital Technology Co., Ltd. Class A	349,020	831,180
Ninestar Corp. Class A	26,600	153,937
Ningbo Construction Co., Ltd. Class A	375,600	225,220
Ningbo Jifeng Auto Parts Co., Ltd. Class A	258,800	391,769
Ningbo Joyson Electronic Corp. Class A	33,300	89,983
Ningbo Sanxing Medical Electric Co., Ltd. Class A	135,200	344,180
Ningbo Tuopu Group Co., Ltd. Class A	55,200	311,665
Ningbo Xusheng Auto Technology Co., Ltd. Class A	27,200	141,184
Ningxia Baofeng Energy Group Co., Ltd. Class A	51,000	127,065
NIO, Inc. ADR (a)	910,451	32,439,369
NiSun International Enterprise Development Group Co., Ltd. (a)(b)	1,107	13,063
Niu Technologies ADR (a)(b)	15,120	350,330
Noah Holdings, Ltd. ADR (a)	11,985	445,003
Nongfu Spring Co., Ltd. Class H (d)	890,000	4,533,088
Northeast Securities Co., Ltd. Class A	137,100	183,324
Ocumension Therapeutics (a)(d)	11,000	26,452
Offcn Education Technology Co., Ltd. Class A (a)	52,100	87,506
OFILM Group Co., Ltd. Class A	130,600	169,978
OneConnect Financial Technology Co., Ltd. ADR (a)	36,095	147,989
Oppein Home Group, Inc. Class A	18,620	377,564
Orient Securities Co., Ltd. Class A	272,900	639,755
Ourgame International Holdings, Ltd. (a)	65,000	3,048
See accompanying notes to financial statements.
35

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Ourpalm Co., Ltd. Class A (a)	92,300	$ 53,916
Ovctek China, Inc. Class A	9,700	122,730
Ozner Water International Holding, Ltd. (a)(d)	738,000	8,437
Pacific Online, Ltd. (b)	159,000	30,433
Pacific Securities Co., Ltd. Class A (a)	722,900	365,146
Parkson Retail Group, Ltd. (a)	1,263,000	41,372
PCI-Suntek Technology Co., Ltd. Class A	11,100	13,879
Peijia Medical, Ltd. (a)(d)	99,000	259,434
People's Insurance Co. Group of China, Ltd. Class A	51,900	40,690
People's Insurance Co. Group of China, Ltd. Class H	5,248,000	1,631,436
Perfect World Co., Ltd. Class A	269,250	629,112
PetroChina Co., Ltd. Class H	19,672,627	9,325,017
Pharmaron Beijing Co., Ltd. Class A	85,800	2,863,678
PhiChem Corp. Class A	43,000	107,800
PICC Property & Casualty Co., Ltd. Class H	6,781,053	6,576,654
Pinduoduo, Inc. ADR (a)	283,065	25,665,504
Ping An Bank Co., Ltd. Class A	698,700	1,941,074
Ping An Healthcare & Technology Co., Ltd. (a)(b)(d)	390,100	2,535,639
Ping An Insurance Group Co. of China, Ltd. Class A	400,630	3,001,932
Ping An Insurance Group Co. of China, Ltd. Class H	4,096,420	28,021,088
PNC Process Systems Co., Ltd. Class A	35,346	266,053
Poly Culture Group Corp., Ltd. Class H (a)	7,200	4,366
Poly Developments & Holdings Group Co., Ltd. Class A	435,300	946,275
Poly Property Group Co., Ltd.	1,250,000	329,173
Pop Mart International Group, Ltd. (a)(b)(d)	430,800	2,946,838
Postal Savings Bank of China Co., Ltd. Class A	107,400	84,535
Postal Savings Bank of China Co., Ltd. Class H (d)	4,686,000	3,238,512
Prosperous Future Holdings, Ltd. (a)	415,000	3,945
Prosus NV (a)	12,211	976,342
Puxin, Ltd. ADR (a)(b)	13,912	8,069
PW Medtech Group, Ltd.	68,000	11,181
Qianhe Condiment & Food Co., Ltd. Class A	187,488	570,830
Qingdao Gon Technology Co., Ltd. Class A	123,400	461,746
Qingdao Haier Biomedical Co., Ltd. Class A	5,379	94,595
Qingdao Hanhe Cable Co., Ltd. Class A	680,700	479,886
Qingdao TGOOD Electric Co., Ltd. Class A	51,400	203,880
QuakeSafe Technologies Co., Ltd. Class A	6,400	108,088
Quectel Wireless Solutions Co., Ltd. Class A	9,230	232,094
Qutoutiao, Inc. ADR (a)(b)	306,868	303,799
Realcan Pharmaceutical Group Co., Ltd. Class A	120,800	71,125
Red Avenue New Materials Group Co., Ltd. Class A	14,300	110,718
Remegen Co., Ltd. Class H (a)(b)(d)	51,500	652,296
See accompanying notes to financial statements.
36

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
ReneSola, Ltd. ADR (a)(b)	21,505	$ 141,288
Richinfo Technology Co., Ltd. Class A (a)	28,100	73,450
Risen Energy Co., Ltd. Class A	91,800	274,091
Riyue Heavy Industry Co., Ltd. Class A	44,400	238,029
RLX Technology, Inc. ADR (a)	490,347	2,216,368
Rongan Property Co., Ltd. Class A	496,400	189,976
Rongsheng Petrochemical Co., Ltd. Class A	399,600	1,164,004
Roshow Technology Co., Ltd. Class A (a)	100,000	199,256
Sai Micro Electronics, Inc. Class A	47,600	199,354
SAIC Motor Corp., Ltd. Class A	300,400	888,074
Sailun Group Co., Ltd. Class A	803,600	1,426,907
Sanan Optoelectronics Co., Ltd. Class A	252,400	1,239,318
Sangfor Technologies, Inc. Class A	19,261	700,129
Sany Heavy Industry Co., Ltd. Class A	507,900	2,002,011
SDIC Capital Co., Ltd. Class A	646,577	881,605
SDIC Power Holdings Co., Ltd. Class A	261,100	487,894
Sealand Securities Co., Ltd. Class A	829,140	528,008
Seazen Group, Ltd.	488,000	390,543
Seazen Holdings Co., Ltd. Class A	31,600	182,530
SF Holding Co., Ltd. Class A	186,400	1,887,394
SG Micro Corp. Class A	18,225	939,573
Sgoco Group Ltd.	26,500	158,648
Shaanxi Construction Machinery Co., Ltd. Class A (a)	115,000	175,868
Shaanxi International Trust Co., Ltd. Class A	555,000	281,198
Shandong Airlines Co., Ltd. Class B (a)	5,800	3,092
Shandong Chenming Paper Holdings, Ltd. Class B	359,000	195,534
Shandong Dawn Polymer Co., Ltd. Class A	27,200	63,343
Shandong Denghai Seeds Co., Ltd. Class A	7,200	23,026
Shandong Dongyue Organosilicon Material Co., Ltd. Class A	26,300	97,596
Shandong Gold Mining Co., Ltd. Class A	378,380	1,149,680
Shandong Himile Mechanical Science & Technology Co., Ltd. Class A	238,100	938,898
Shandong Hualu Hengsheng Chemical Co., Ltd. Class A	35,300	180,110
Shandong Humon Smelting Co., Ltd. Class A	112,700	207,100
Shandong Linglong Tyre Co., Ltd. Class A	111,600	609,702
Shandong Molong Petroleum Machinery Co., Ltd. Class A (a)	270,500	206,207
Shandong Pharmaceutical Glass Co., Ltd. Class A	18,364	84,792
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	1,036,000	1,852,507
Shandong Xinhua Pharmaceutical Co., Ltd. Class A	297,292	361,596
Shandong Yisheng Livestock & Poultry Breeding Co., Ltd. Class A	150,240	254,668
Shanghai 2345 Network Holding Group Co., Ltd. Class A (a)	671,700	211,272
Shanghai AtHub Co., Ltd. Class A	129,960	632,684
See accompanying notes to financial statements.
37

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Shanghai Bairun Investment Holding Group Co., Ltd. Class A	158,840	$ 1,833,280
Shanghai Baosight Software Co., Ltd. Class A	131,500	1,344,747
Shanghai Baosight Software Co., Ltd. Class B (c)	807,906	3,024,800
Shanghai Belling Co., Ltd. Class A	112,200	622,020
Shanghai Chlor-Alkali Chemical Co., Ltd. Class B	1,999,520	1,321,683
Shanghai Daimay Automotive Interior Co., Ltd. Class A	211,418	522,157
Shanghai Dazhong Public Utilities Group Co., Ltd. Class A	407,800	261,588
Shanghai Diesel Engine Co., Ltd. Class B	364,840	206,499
Shanghai Electric Group Co., Ltd. Class H	5,336,077	1,672,526
Shanghai Environment Group Co., Ltd. Class A	120,900	246,333
Shanghai Fengyuzhu Culture & Technology Co., Ltd. Class A	163,730	381,293
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	173,100	1,402,716
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H (b)	144,500	743,415
Shanghai Fudan Microelectronics Group Co., Ltd. Class H (a)(b)	174,000	444,798
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H (b)	8,000	3,998
Shanghai Fullhan Microelectronics Co., Ltd. Class A	17,244	463,776
Shanghai Haohai Biological Technology Co., Ltd. Class A	11,929	348,850
Shanghai Henlius Biotech, Inc. Class H (a)(b)(d)	17,400	54,873
Shanghai Huayi Group Co., Ltd. Class B	247,900	181,215
Shanghai Industrial Development Co., Ltd. Class A	353,500	225,114
Shanghai Industrial Urban Development Group, Ltd.	26,000	2,271
Shanghai International Airport Co., Ltd. Class A (a)	124,400	852,913
Shanghai International Port Group Co., Ltd. Class A	954,800	900,950
Shanghai Jin Jiang Capital Co., Ltd. Class H	28,000	5,611
Shanghai Jin Jiang Online Network Service Co., Ltd. Class B	1,109,474	738,910
Shanghai Jinjiang International Hotels Co., Ltd. Class B	289,500	535,575
Shanghai Jinjiang International Travel Co., Ltd. Class B	563,800	799,468
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class B	952,366	855,225
Shanghai Junshi Biosciences Co., Ltd. Class A (a)	22,341	187,271
Shanghai Junshi Biosciences Co., Ltd. Class H (a)(d)	4,400	22,383
Shanghai Kelai Mechatronics Engineering Co., Ltd. Class A	21,100	107,429
Shanghai Liangxin Electrical Co., Ltd. Class A	44,980	94,713
Shanghai Lingang Holdings Corp., Ltd. Class B	300,120	336,435
Shanghai Lingyun Industries Development Co., Ltd. Class B (a)	2,276,972	1,507,355
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class A	109,600	193,422
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B (c)	653,068	591,680
Shanghai M&G Stationery, Inc. Class A	122,181	1,286,933
See accompanying notes to financial statements.
38

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Shanghai Maling Aquarius Co., Ltd. Class A	132,500	$ 160,749
Shanghai Medicilon, Inc. Class A	3,781	436,666
Shanghai Moons' Electric Co., Ltd. Class A	270,516	699,133
Shanghai Pharmaceuticals Holding Co., Ltd. Class A	250,700	743,088
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	265,000	514,705
Shanghai Pudong Development Bank Co., Ltd. Class A	983,600	1,371,614
Shanghai Putailai New Energy Technology Co., Ltd. Class A	34,300	914,100
Shanghai RAAS Blood Products Co., Ltd. Class A	382,700	404,403
Shanghai Runda Medical Technology Co., Ltd. Class A	158,200	250,757
Shanghai Shibei Hi-Tech Co., Ltd. Class B	496,400	142,467
Shanghai Sinyang Semiconductor Materials Co., Ltd. Class A	30,400	197,030
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd. Class A	102,500	207,414
Shanghai Wanye Enterprises Co., Ltd. Class A	144,040	600,353
Shanghai Weaver Network Co., Ltd. Class A	157,620	1,612,100
Shanghai Yaoji Technology Co., Ltd. Class A	33,500	89,382
Shanghai Yuyuan Tourist Mart Group Co., Ltd. Class A	383,188	606,190
Shanghai Zhangjiang High-Tech Park Development Co., Ltd. Class A	116,100	303,652
Shanghai Zijiang Enterprise Group Co., Ltd. Class A	533,300	731,284
Shanxi Coking Coal Energy Group Co., Ltd. Class A	88,700	162,997
Shanxi Lu'an Environmental Energy Development Co., Ltd. Class A	43,200	100,470
Shanxi Meijin Energy Co., Ltd. Class A (a)	256,100	427,362
Shanxi Securities Co., Ltd. Class A	172,730	175,567
Shanxi Taigang Stainless Steel Co., Ltd. Class A	281,400	423,364
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	50,520	2,469,641
Shengda Resources Co., Ltd. Class A (a)	120,200	221,068
Shenghe Resources Holding Co., Ltd. Class A	61,200	190,598
Shengjing Bank Co., Ltd. Class H (a)(d)	636,800	572,614
Shengyi Technology Co., Ltd. Class A	262,100	879,623
Shennan Circuits Co., Ltd. Class A	23,660	347,605
Shenwan Hongyuan Group Co., Ltd. Class A	545,400	464,782
Shenwan Hongyuan HK, Ltd.	10,000	1,336
Shenzhen Agricultural Products Group Co., Ltd. Class A	518,600	470,870
Shenzhen Anche Technologies Co., Ltd. Class A	12,100	37,121
Shenzhen Capchem Technology Co., Ltd. Class A	12,600	302,603
Shenzhen Das Intellitech Co., Ltd. Class A	965,337	529,484
Shenzhen Desay Battery Technology Co. Class A	47,270	235,544
Shenzhen Energy Group Co., Ltd. Class A	115,100	169,779
Shenzhen Envicool Technology Co., Ltd. Class A	31,900	153,766
Shenzhen Expressway Co., Ltd. Class H	2,630,482	2,608,636
Shenzhen Fastprint Circuit Tech Co., Ltd. Class A	374,900	702,284
See accompanying notes to financial statements.
39

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Shenzhen Gongjin Electronics Co., Ltd. Class A	277,800	$ 369,740
Shenzhen Goodix Technology Co., Ltd. Class A	19,400	332,992
Shenzhen H&T Intelligent Control Co., Ltd. Class A	259,400	835,996
Shenzhen Hepalink Pharmaceutical Group Co., Ltd. Class A	153,100	367,687
Shenzhen Infogem Technologies Co., Ltd. Class A	33,600	76,633
Shenzhen Inovance Technology Co., Ltd. Class A	113,058	1,103,603
Shenzhen International Holdings, Ltd.	787,356	1,013,444
Shenzhen Investment, Ltd.	2,660,326	669,810
Shenzhen Jinjia Group Co., Ltd. Class A	244,700	401,135
Shenzhen Jufei Optoelectronics Co., Ltd. Class A	164,200	146,289
Shenzhen Kaifa Technology Co., Ltd. Class A	157,200	342,216
Shenzhen Kangtai Biological Products Co., Ltd. Class A	37,400	638,187
Shenzhen Kedali Industry Co., Ltd. Class A	17,100	345,232
Shenzhen Kingdom Sci-Tech Co., Ltd. Class A	138,000	274,974
Shenzhen Kinwong Electronic Co., Ltd. Class A	21,420	81,014
Shenzhen Megmeet Electrical Co., Ltd. Class A	124,500	620,571
Shenzhen Microgate Technology Co., Ltd. Class A (a)	70,500	158,390
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	53,822	3,214,142
Shenzhen MTC Co., Ltd. Class A (a)	1,379,200	1,057,800
Shenzhen Neptunus Bioengineering Co., Ltd. Class A (a)	1,089,362	536,748
Shenzhen New Industries Biomedical Engineering Co., Ltd. Class A	13,730	103,900
Shenzhen SC New Energy Technology Corp. Class A	34,501	734,496
Shenzhen SDG Information Co., Ltd. Class A (a)	233,500	253,977
Shenzhen SEG Co., Ltd. Class B	490,085	124,022
Shenzhen Senior Technology Material Co., Ltd. Class A	30,000	209,405
Shenzhen Sunlord Electronics Co., Ltd. Class A	111,300	585,127
Shenzhen Suntak Circuit Technology Co., Ltd. Class A	35,400	66,204
Shenzhen Sunway Communication Co., Ltd. Class A	22,200	77,531
Shenzhen Tagen Group Co., Ltd. Class A	256,600	221,056
Shenzhen Tellus Holding Co., Ltd. Class A	33,000	73,220
Shenzhen Transsion Holdings Co., Ltd. Class A	33,439	730,539
Shenzhen Weiguang Biological Products Co., Ltd. Class A	6,162	27,459
Shenzhen Yinghe Technology Co., Ltd. Class A	23,300	88,846
Shenzhen Yitoa Intelligent Control Co., Ltd. Class A (a)	137,100	145,087
Shenzhen YUTO Packaging Technology Co., Ltd. Class A	34,400	159,261
Shenzhou International Group Holdings, Ltd.	477,000	10,159,301
Shijiazhuang Changshan BeiMing Technology Co., Ltd. Class A (a)	279,400	319,920
Shimao Group Holdings, Ltd.	1,341,220	2,456,860
Shimao Services Holdings, Ltd. (d)	337,000	696,974
Shinva Medical Instrument Co., Ltd. Class A	221,000	909,819
Shoucheng Holdings, Ltd. (b)	720,400	150,842
See accompanying notes to financial statements.
40

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Sichuan Hebang Biotechnology Co., Ltd. Class A (a)	807,300	$ 491,585
Sichuan Kelun Pharmaceutical Co., Ltd. Class A	26,500	73,784
Sichuan New Energy Power Co., Ltd. (a)	59,900	266,831
Sichuan Swellfun Co., Ltd. Class A	21,800	429,481
Sichuan Yahua Industrial Group Co., Ltd. Class A	33,500	171,808
Sieyuan Electric Co., Ltd. Class A	127,000	778,451
Sihuan Pharmaceutical Holdings Group, Ltd. (b)	708,000	150,974
Silergy Corp.	11,074	1,631,657
Silver Grant International Holdings Group, Ltd. (a)	142,000	10,397
Sino Wealth Electronic, Ltd. Class A	27,170	262,649
Sinocare, Inc. Class A	35,100	127,968
Sinofert Holdings, Ltd. (b)	130,000	22,377
Sinoma Science & Technology Co., Ltd. Class A	426,400	2,338,791
SinoMedia Holding, Ltd. (b)	65,000	10,771
Sinomine Resource Group Co., Ltd. Class A	18,900	165,778
Sino-Ocean Group Holding, Ltd.	5,305,980	1,042,841
Sinopec Oilfield Service Corp. Class H (a)	148,000	15,590
Sinopec Shanghai Petrochemical Co., Ltd. Class H	5,316,600	1,297,623
Sinopharm Group Co., Ltd. Class H	1,035,200	2,699,487
Sino-Platinum Metals Co., Ltd. Class A	140,830	492,709
Sinosoft Technology Group, Ltd.	1,215,600	162,400
Sinotrans, Ltd. Class H	5,751,024	2,260,620
Sinotruk Hong Kong, Ltd.	110,500	164,657
Sinovac Biotech, Ltd. (a)(b)	63,289	409,480
SITC International Holdings Co., Ltd.	770,000	2,764,607
Skshu Paint Co., Ltd. Class A	99,812	1,546,514
Skyworth Digital Co., Ltd. Class A	377,000	403,052
Smoore International Holdings, Ltd. (d)	1,045,000	4,872,859
SOHO China, Ltd. (a)(b)	629,000	167,256
Sohu.com, Ltd. ADR (a)	8,392	174,889
SooChow Securities Co., Ltd. Class A	173,930	268,683
SOS, Ltd. ADR (a)(b)	124,600	265,398
Sou Yu Te Group Co., Ltd. Class A (a)	530,500	127,405
South Manganese Investment, Ltd. (a)	533,000	80,792
Southwest Securities Co., Ltd. Class A	576,300	456,290
SPT Energy Group, Inc. (a)	20,000	861
StarPower Semiconductor, Ltd. Class A	9,600	606,314
STO Express Co., Ltd. Class A (a)	141,279	165,489
Sumavision Technologies Co., Ltd. Class A (a)	93,300	123,600
Sun Art Retail Group, Ltd. (b)	1,293,500	598,177
Sun King Power Electronics Group	192,000	98,162
Sunac China Holdings, Ltd.	1,544,000	3,292,428
See accompanying notes to financial statements.
41

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Sunac Services Holdings, Ltd. (d)	315,000	$ 651,474
Sungrow Power Supply Co., Ltd. Class A	118,800	2,731,259
Suning Universal Co., Ltd. Class A (a)	370,900	275,848
Suning.com Co., Ltd. Class A (a)	288,700	223,212
Sunny Optical Technology Group Co., Ltd.	511,500	13,456,636
Sunresin New Materials Co., Ltd. Class A	21,200	241,070
Sunward Intelligent Equipment Co., Ltd. Class A	247,400	355,729
Sunwoda Electronic Co., Ltd. Class A	106,900	619,470
Suzhou Anjie Technology Co., Ltd. Class A	130,800	250,494
Suzhou Dongshan Precision Manufacturing Co., Ltd. Class A	152,100	492,074
Suzhou Good-Ark Electronics Co., Ltd. Class A	82,581	186,172
Suzhou Maxwell Technologies Co., Ltd. Class A	5,400	509,988
Suzhou Secote Precision Electronic Co., Ltd. Class A	14,500	47,719
Suzhou TA&A Ultra Clean Technology Co., Ltd. Class A	31,600	525,606
Synertone Communication Corp. (a)	10,880	296
Taiji Computer Corp., Ltd. Class A	141,536	527,196
TAL Education Group ADR (a)	262,591	1,270,940
Tangrenshen Group Co., Ltd. Class A	259,400	256,828
Tangshan Jidong Cement Co., Ltd. Class A	144,200	287,551
TBEA Co., Ltd. Class A	99,800	374,985
TCL Electronics Holdings, Ltd.	52,000	25,918
TCL Technology Group Corp Class A	927,600	899,717
Tech-Bank Food Co., Ltd. Class A	362,020	334,310
Telling Telecommunication Holding Co., Ltd. Class A	51,300	131,549
Tencent Holdings, Ltd.	4,064,332	240,894,939
Tencent Music Entertainment Group ADR (a)	324,570	2,353,132
Thunder Software Technology Co., Ltd. Class A	19,500	378,247
Tian Ge Interactive Holdings, Ltd. (a)(d)	70,000	7,643
Tianfeng Securities Co., Ltd. Class A (a)	537,930	363,399
Tiangong International Co., Ltd. (b)	280,000	167,252
Tianjin 712 Communication & Broadcasting Co., Ltd. Class A	23,800	135,557
Tianjin Capital Environmental Protection Group Co., Ltd. Class A	144,400	149,009
Tianjin Zhonghuan Semiconductor Co., Ltd. Class A	249,300	1,771,830
Tianli Education International Holdings, Ltd.	199,000	43,713
Tianma Microelectronics Co., Ltd. Class A	112,300	236,119
Tianneng Power International, Ltd. (b)	288,000	322,604
Tianshan Aluminum Group Co., Ltd. Class A	181,500	271,659
Tianshui Huatian Technology Co., Ltd. Class A	178,900	335,126
Tibet Summit Resources Co., Ltd. Class A	53,900	294,805
Tingyi Cayman Islands Holding Corp.	2,185,600	4,065,371
Titan Wind Energy Suzhou Co., Ltd. Class A	546,500	1,503,002
See accompanying notes to financial statements.
42

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Tofflon Science & Technology Group Co., Ltd. Class A	13,400	$ 93,451
Toly Bread Co., Ltd. Class A	7,560	34,052
Tong Ren Tang Technologies Co., Ltd. Class H	10,000	7,502
Tongcheng-Elong Holdings, Ltd. (a)	386,000	933,185
TongFu Microelectronics Co., Ltd. Class A	102,244	300,522
Tonghua Dongbao Pharmaceutical Co., Ltd. Class A	101,300	165,119
Tongling Jingda Special Magnet Wire Co., Ltd. Class A	77,300	85,396
Tongwei Co., Ltd. Class A	295,000	2,328,370
Topchoice Medical Corp. Class A (a)	29,500	1,380,476
Topsec Technologies Group, Inc. Class A	242,200	600,434
Topsports International Holdings, Ltd. (d)	685,000	783,144
Transfar Zhilian Co., Ltd. Class A	140,400	181,210
TravelSky Technology, Ltd. Class H	1,335,514	2,573,360
Trigiant Group, Ltd. (a)	22,000	1,922
Trip.com Group, Ltd. ADR (a)	324,530	9,979,297
Tsingtao Brewery Co., Ltd. Class A	192,400	2,400,677
Tsingtao Brewery Co., Ltd. Class H	274,000	2,147,046
Tuya, Inc. ADR (a)	30,400	275,728
UE Furniture Co., Ltd. Class A	423,587	715,386
Unigroup Guoxin Microelectronics Co., Ltd. Class A	38,400	1,230,418
Uni-President China Holdings, Ltd.	145,000	138,022
Unisplendour Corp., Ltd. Class A	163,476	631,715
Universal Health International Group Holding, Ltd. (a)	6,900	129
Universal Scientific Industrial Shanghai Co., Ltd. Class A	142,000	304,946
Up Fintech Holding, Ltd. ADR (a)(b)	60,548	641,203
Uxin, Ltd. ADR (a)(b)	99,776	275,382
Valiant Co., Ltd. Class A	273,700	799,811
Vatti Corp., Ltd. Class A	130,500	136,283
Venus MedTech Hangzhou, Inc. Class H (a)(b)(d)	35,000	180,740
Vipshop Holdings, Ltd. ADR (a)	277,347	3,089,646
Virscend Education Co., Ltd. (d)	131,000	8,330
Visionox Technology, Inc. Class A (a)	114,200	152,526
Visual China Group Co., Ltd. Class A	144,400	295,781
Viva Biotech Holdings (b)(d)	416,500	327,437
Walvax Biotechnology Co., Ltd. Class A	114,300	1,118,914
Wanda Hotel Development Co., Ltd. (a)	714,000	27,516
Wangfujing Group Co., Ltd. Class A	32,500	149,558
Wangneng Environment Co., Ltd. Class A	127,510	432,870
Wanhua Chemical Group Co., Ltd. Class A	134,100	2,218,031
Want Want China Holdings, Ltd.	6,094,873	4,611,486
Wasu Media Holding Co., Ltd. Class A	235,900	274,498
Weibo Corp. ADR (a)(b)	30,480	1,447,495
See accompanying notes to financial statements.
43

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Weichai Power Co., Ltd. Class A	1,460,463	$ 3,883,103
Weichai Power Co., Ltd. Class H	954,000	1,982,841
Weimob, Inc. (a)(b)(d)	1,151,000	1,667,805
Wellhope Foods Co., Ltd. Class A	221,200	340,334
Wens Foodstuffs Group Co., Ltd. Class A	47,400	106,272
West China Cement, Ltd.	2,510,000	467,523
Western Superconducting Technologies Co., Ltd. Class A	15,953	177,475
Westone Information Industry, Inc. Class A	27,100	174,466
Will Semiconductor Co., Ltd. Class A	44,966	1,690,301
Wingtech Technology Co., Ltd. Class A	86,172	1,250,522
Winning Health Technology Group Co., Ltd. Class A	191,300	430,677
Wisdom Sports Group (a)	50,000	1,118
Wolong Electric Group Co., Ltd. Class A	137,000	282,109
Wuhan DR Laser Technology Corp., Ltd. Class A	13,160	279,716
Wuhan Guide Infrared Co., Ltd. Class A	377,834	1,368,726
Wuhan Jingce Electronic Group Co., Ltd. Class A	13,700	108,471
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	277,030	900,970
Wuliangye Yibin Co., Ltd. Class A	252,300	8,576,402
WUS Printed Circuit Kunshan Co., Ltd. Class A	166,350	288,935
WuXi AppTec Co., Ltd. Class A	276,696	6,550,844
WuXi AppTec Co., Ltd. Class H (d)	194,100	4,540,424
Wuxi Biologics Cayman, Inc. (a)(d)	2,182,000	35,457,342
Wuxi Boton Technology Co., Ltd. Class A	33,900	100,061
Wuxi Lead Intelligent Equipment Co., Ltd. Class A	40,900	442,460
Wuxi Shangji Automation Co., Ltd. Class A	21,200	918,097
Wuxi Taiji Industry Co., Ltd. Class A	113,700	142,345
X Financial ADR (a)	37,000	153,550
XD, Inc. (a)(b)	142,200	791,862
Xiabuxiabu Catering Management China Holdings Co., Ltd. (a)(b)(d)	202,000	198,506
Xiamen International Port Co., Ltd. Class H	26,000	2,872
Xiamen Jihong Technology Co., Ltd. Class A	27,000	68,901
Xiamen Kingdomway Group Co. Class A	114,300	556,092
Xiangcai Co., Ltd. Class A	66,400	98,767
Xiangpiaopiao Food Co., Ltd. Class A	3,700	8,295
Xiaomi Corp. Class B (a)(d)	10,302,000	28,254,026
Xilinmen Furniture Co., Ltd. Class A	122,600	460,652
Xinchen China Power Holdings, Ltd. (a)(b)	677,000	87,836
Xinhua Winshare Publishing & Media Co., Ltd. Class A	171,448	231,909
Xinhuanet Co., Ltd. Class A	93,900	261,157
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	534,700	1,440,724
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	16,260	34,255
See accompanying notes to financial statements.
44

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Xinjiang Tianshan Cement Co., Ltd. Class A	132,400	$ 288,638
Xinjiang Xinxin Mining Industry Co., Ltd. Class H (a)	427,000	83,374
Xinte Energy Co., Ltd. Class H	139,600	373,001
Xinyangfeng Agricultural Technology Co., Ltd. Class A	300,000	822,746
Xinyi Solar Holdings, Ltd.	2,876,876	5,898,138
XPeng, Inc. ADR (a)	199,654	7,095,703
Xtep International Holdings, Ltd. (b)	712,000	996,936
Xunlei, Ltd. ADR (a)	58,071	166,083
Yadea Group Holdings, Ltd. (d)	620,000	1,013,071
YaGuang Technology Group Co., Ltd. Class A (a)	36,200	52,668
Yangtze Optical Fibre & Cable Joint Stock, Ltd. Co. Class H (d)	6,500	10,003
Yangzhou Yangjie Electronic Technology Co., Ltd. Class A	41,000	283,074
Yantai Dongcheng Pharmaceutical Co., Ltd. Class A	353,412	791,809
Yantai Eddie Precision Machinery Co., Ltd. Class A	268,929	1,500,902
Yantai Tayho Advanced Materials Co., Ltd. Class A	243,200	727,264
Yantai Zhenghai Bio-tech Co., Ltd.	3,950	33,343
Yanzhou Coal Mining Co., Ltd. Class H	2,036,417	3,855,894
Yatsen Holding, Ltd. ADR (a)(b)	141,525	539,210
Yeahka, Ltd. (a)(b)	136,400	440,670
Yealink Network Technology Corp., Ltd. Class A	20,645	259,902
Yestar Healthcare Holdings Co., Ltd. (a)	22,500	3,035
YGSOFT, Inc. Class A	637,568	735,959
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H (b)(d)	74,000	43,727
Yidu Tech, Inc. (a)(b)(d)	237,800	789,648
Yifeng Pharmacy Chain Co., Ltd. Class A	61,724	498,077
Yihai International Holding, Ltd. (a)(b)	250,000	1,392,163
Yijiahe Technology Co., Ltd. Class A	21,520	168,719
Yip's Chemical Holdings, Ltd.	10,000	6,192
Yixin Group, Ltd. (a)(d)	71,500	13,777
Yixintang Pharmaceutical Group Co., Ltd. Class A	33,900	158,207
Yonghui Superstores Co., Ltd. Class A	522,600	317,414
YongXing Special Materials Technology Co., Ltd. Class A	20,500	298,829
Yonyou Network Technology Co., Ltd. Class A	310,870	1,595,774
Yotrio Group Co., Ltd. Class A	781,630	452,943
Youdao, Inc. ADR (a)(b)	18,241	220,534
Youngy Co., Ltd. Class A (a)	17,200	354,447
Youzu Interactive Co., Ltd. Class A (a)	161,200	292,728
YTO Express Group Co., Ltd. Class A	268,800	580,165
Yuexiu Property Co., Ltd.	2,076,000	1,952,088
Yuexiu Transport Infrastructure, Ltd.	1,258	837
Yum China Holdings, Inc.	275,091	15,985,538
See accompanying notes to financial statements.
45

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Yunda Holding Co., Ltd. Class A	294,688	$ 878,950
Yunnan Aluminium Co., Ltd. Class A (a)	134,200	308,365
Yunnan Baiyao Group Co., Ltd. Class A	26,500	401,524
Yunnan Energy New Material Co., Ltd. Class A	36,683	1,592,135
Yunnan Lincang Xinyuan Germanium Industrial Co., Ltd. Class A (a)	42,100	74,494
Yunnan Tin Co., Ltd. Class A (a)	54,400	158,547
Yusys Technologies Co., Ltd. Class A	28,320	83,591
Yutong Bus Co., Ltd. Class A	14,900	26,157
Zai Lab, Ltd. ADR (a)	46,711	4,922,872
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	15,400	902,429
Zhaojin Mining Industry Co., Ltd. Class H (b)	141,000	99,257
Zhefu Holding Group Co., Ltd. Class A	1,137,300	1,332,195
Zhejiang Century Huatong Group Co., Ltd. Class A (a)	281,500	322,761
Zhejiang Chint Electrics Co., Ltd. Class A	59,700	523,554
Zhejiang Communications Technology Co., Ltd.	253,400	204,165
Zhejiang Crystal-Optech Co., Ltd. Class A	262,100	591,288
Zhejiang Dahua Technology Co., Ltd. Class A	122,300	449,482
Zhejiang Dingli Machinery Co., Ltd. Class A	35,000	382,321
Zhejiang Expressway Co., Ltd. Class H	3,816,744	3,147,668
Zhejiang HangKe Technology, Inc. Co. Class A	12,926	165,731
Zhejiang Hisoar Pharmaceutical Co., Ltd. Class A	182,200	214,270
Zhejiang Huahai Pharmaceutical Co., Ltd. Class A	31,500	86,242
Zhejiang Huayou Cobalt Co., Ltd. Class A	58,000	929,222
Zhejiang Jiahua Energy Chemical Industry Co., Ltd. Class A	115,700	190,563
Zhejiang Jiecang Linear Motion Technology Co., Ltd. Class A	20,720	136,314
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd. Class A	127,700	1,273,241
Zhejiang Jingu Co., Ltd. Class A (a)	279,500	244,682
Zhejiang Jingxin Pharmaceutical Co., Ltd. Class A	147,120	183,273
Zhejiang Jinke Culture Industry Co., Ltd. Class A (a)	250,700	141,393
Zhejiang Juhua Co., Ltd. Class A	253,500	586,420
Zhejiang Longsheng Group Co., Ltd. Class A	160,300	335,800
Zhejiang Meida Industrial Co., Ltd. Class A	116,800	281,775
Zhejiang NHU Co., Ltd. Class A	153,840	640,245
Zhejiang Orient Financial Holdings Group Co., Ltd. Class A	362,721	239,416
Zhejiang Orient Gene Biotech Co., Ltd. Class A	3,783	91,738
Zhejiang Sanhua Intelligent Controls Co., Ltd. Class A	82,755	291,835
Zhejiang Satellite Petrochemical Co., Ltd. Class A	174,620	1,055,999
Zhejiang Semir Garment Co., Ltd. Class A	129,300	153,060
Zhejiang Starry Pharmaceutical Co., Ltd. Class A	14,697	113,381
Zhejiang Supor Co., Ltd. Class A	24,277	175,702
Zhejiang Tianyu Pharmaceutical Co., Ltd. Class A	16,560	127,266
See accompanying notes to financial statements.
46

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Zhejiang Weiming Environment Protection Co., Ltd. Class A	218,770	$ 935,552
Zhejiang Weixing New Building Materials Co., Ltd. Class A	109,900	287,606
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd. Class A	4,200	38,134
Zhejiang Xianju Pharmaceutical Co., Ltd. Class A	147,500	244,995
Zhejiang Yasha Decoration Co., Ltd. Class A	868,025	1,003,326
Zhejiang Yongtai Technology Co., Ltd. Class A (a)	187,487	1,543,122
Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H (b)	123,800	128,815
Zheshang Securities Co., Ltd. Class A (a)	133,100	256,755
Zhihu, Inc. ADR (a)(b)	41,100	379,353
ZhongAn Online P&C Insurance Co., Ltd. Class H (a)(b)(d)	249,500	1,027,211
Zhongfu Information, Inc. Class A	21,600	150,905
Zhongji Innolight Co., Ltd. Class A	14,400	77,823
Zhongjin Gold Corp., Ltd. Class A	132,000	171,187
Zhongsheng Group Holdings, Ltd.	193,000	1,554,482
Zhou Hei Ya International Holdings Co., Ltd. (a)(b)(d)	36,500	37,041
Zhuzhou CRRC Times Electric Co. Class H (a)	606,368	2,800,245
Zhuzhou Hongda Electronics Corp., Ltd. Class A	7,800	91,995
Zhuzhou Kibing Group Co., Ltd. Class A	51,800	139,091
Zijin Mining Group Co., Ltd. Class A	520,200	813,266
Zijin Mining Group Co., Ltd. Class H	5,623,397	6,949,199
Zoomlion Heavy Industry Science & Technology Co., Ltd. Class A	1,183,800	1,513,224
ZTE Corp. Class H	1,077,545	3,543,531
ZTO Express Cayman, Inc. ADR	351,734	10,784,164
		2,113,010,523
COLOMBIA — 0.3%
Banco Davivienda SA Preference Shares	161,997	1,419,412
Banco de Bogota SA	43,302	820,390
Bancolombia SA ADR (b)(c)	79,163	2,740,623
Bancolombia SA	218,510	1,889,355
Bolsa de Valores de Colombia	190,635	485,098
Celsia SA ESP	108,985	120,909
Cementos Argos SA	153,315	237,096
Cementos Argos SA Preference Shares	168,130	179,512
Constructora Conconcreto SA (a)	137,785	12,000
Corp. Financiera Colombiana SA (a)	85,141	643,260
Ecopetrol SA	2,103,917	1,508,976
Empresa de Telecomunicaciones de Bogota (a)	3,764,186	197,495
Grupo Argos SA Preference Shares	173,403	377,563
Grupo Argos SA	52,956	155,037
Grupo Aval Acciones y Valores SA	2,558,745	731,659
Grupo de Inversiones Suramericana SA Preference Shares	86,926	420,044
See accompanying notes to financial statements.
47

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Grupo de Inversiones Suramericana SA	86,345	$ 484,737
Grupo Nutresa SA	80,487	457,340
Interconexion Electrica SA ESP	318,885	1,898,957
		14,779,463
CYPRUS — 0.0% (e)
Phoenix Vega Mezz PLC (a)	456,143	26,379
CZECH REPUBLIC — 0.3%
CEZ A/S	287,446	9,365,866
Komercni banka A/S (a)	151,859	6,156,390
		15,522,256
EGYPT — 0.1%
Commercial International Bank Egypt SAE (a)	2,109,674	5,725,108
Egypt Kuwait Holding Co. SAE (a)	1,178,416	1,357,535
Egyptian Financial Group-Hermes Holding Co. (a)	1,218,379	942,461
Orascom Financial Holding SAE (a)	102,728	1,621
Orascom Investment Holding (a)	104,624	1,710
Qalaa Holdings SAE (a)	709,403	51,626
		8,080,061
GREECE — 0.3%
Alpha Services & Holdings SA (a)	627,285	796,056
Danaos Corp.	3,500	286,650
Diana Shipping, Inc. (a)	6,731	38,501
Ellaktor SA (a)	599	916
Eurobank Ergasias Services & Holdings SA Class A (a)	2,561,656	2,404,753
FF Group (a)(f)	5,627	—
Fourlis Holdings SA (a)	176	816
GEK Terna Holding Real Estate Construction SA (a)	33,901	354,392
Hellenic Exchanges - Athens Stock Exchange SA	178,438	717,598
Hellenic Telecommunications Organization SA	147,363	2,770,155
Holding Co. ADMIE IPTO SA	5,927	16,177
Intralot SA-Integrated Lottery Systems & Services (a)	1,408,249	793,196
JUMBO SA	60,514	989,572
LAMDA Development SA (a)	20,902	179,866
Marfin Investment Group Holdings SA (a)	1,810,612	57,287
Mytilineos SA	181	2,958
National Bank of Greece SA (a)	258,151	724,025
OPAP SA	207,012	3,210,083
Piraeus Financial Holdings SA (a)	444,299	718,314
Public Power Corp. SA (a)	41,011	389,744
Safe Bulkers, Inc. (a)	110,904	573,374
See accompanying notes to financial statements.
48

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Sarantis SA	21,603	$ 222,327
Star Bulk Carriers Corp.	44,582	1,071,751
Terna Energy SA	215	2,861
		16,321,372
HONG KONG — 0.5%
AGTech Holdings, Ltd. (a)	56,000	1,942
Alibaba Pictures Group, Ltd. (a)(b)	13,162,400	1,487,917
CA Cultural Technology Group, Ltd. (a)(b)	65,000	22,711
Chia Tai Enterprises International, Ltd. (a)	2,300	425
China Boton Group Co., Ltd. (a)	180,000	68,905
China Fiber Optic Network System Group, Ltd. (a)(f)	88,800	—
China Financial International Investments, Ltd. (a)	640,000	10,606
China Financial Leasing Group, Ltd. (a)	8,000	380
China High Speed Transmission Equipment Group Co., Ltd. (a)(b)	1,204,000	1,011,498
China Huishan Dairy Holdings Co., Ltd. (a)(b)(f)	310,600	—
China Investment Fund Co., Ltd. (a)	488,000	223,167
China Jicheng Holdings, Ltd. (a)(d)	1,123	89
China National Culture Group, Ltd. (a)	23,000	496
China Vanguard You Champion Holdings, Ltd. (a)	70,000	2,041
Chongsing Holdings,Ltd. (a)(f)	2,281,618	—
Citychamp Watch & Jewellery Group, Ltd. (a)	2,504,000	443,889
Comba Telecom Systems Holdings, Ltd. (b)	146,117	37,352
Concord New Energy Group, Ltd.	120,000	15,107
CP Pokphand Co., Ltd.	5,194,000	640,522
Crystal International Group, Ltd. (d)	37,500	13,584
Digital China Holdings, Ltd.	1,261,000	693,298
Eternity Investment, Ltd. (a)	40,574	1,147
Feiyu Technology International Co., Ltd. (a)(d)	19,500	1,215
First Shanghai Investments, Ltd. (a)	40,000	1,362
Fullshare Holdings, Ltd. (a)	3,634,500	49,489
Guotai Junan International Holdings, Ltd.	1,304,000	207,711
Hengdeli Holdings, Ltd. (a)	15,837,600	610,340
Hi Sun Technology China, Ltd. (a)(b)	225,000	36,996
Hua Yin International Holdings, Ltd. (a)	3,865,000	201,078
Huabao International Holdings, Ltd. (b)	937,469	1,837,691
Huayi Tencent Entertainment Co., Ltd. (a)	110,000	2,614
Huiyuan Juice Group, Ltd. (a)(f)	188,500	—
Imperial Pacific International Holdings, Ltd. (a)	1,043,500	5,362
IRC, Ltd. (a)	6,066,000	194,027
Kingboard Laminates Holdings, Ltd.	663,000	1,096,959
Life Healthcare Group Ltd/HK (a)	8,800	188
See accompanying notes to financial statements.
49

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Neo Telemedia, Ltd. (a)	8,976,000	$ 178,721
New Provenance Everlasting Holdings, Ltd. Class H (a)	5,858,030	14,298
Nine Dragons Paper Holdings, Ltd.	2,539,000	3,127,823
Nissin Foods Co., Ltd.	42,000	32,641
Pou Sheng International Holdings, Ltd. (a)	1,310,000	222,130
REAL NUTRI (f)	199,000	—
SIM Technology Group, Ltd. (a)	4,584,000	241,429
Sino Biopharmaceutical, Ltd.	8,487,000	7,042,837
Skyworth Group, Ltd. (a)	1,013,992	304,797
Solargiga Energy Holdings, Ltd. (a)	5,909,000	375,734
Solartech International Holdings, Ltd. (a)	1,000,000	12,846
SSY Group, Ltd.	199,740	108,021
Suncorp Technologies, Ltd. (a)	242,500	9,657
Tech Pro Technology Development, Ltd. (a)(b)(f)	484,000	—
Tibet Water Resources, Ltd. (a)	67,000	4,734
United Energy Group, Ltd. (b)	5,474,000	703,179
United Laboratories International Holdings, Ltd.	168,000	111,789
Untrade MH Development NPV (a)(b)(f)	106,000	272
Vision Values Holdings, Ltd. (a)	90,000	2,775
Wasion Holdings, Ltd.	24,000	8,108
WH Group, Ltd. (d)	5,093,221	3,631,169
Xinyi Automobile Glass Hong Kong Enterprises, Ltd. (a)	12,250	8,088
Xinyi Glass Holdings, Ltd.	2,231,874	6,680,154
		31,741,310
HUNGARY — 0.3%
MOL Hungarian Oil & Gas PLC	541,299	4,512,737
OTP Bank Nyrt (a)	190,824	11,205,071
Richter Gedeon Nyrt	160,340	4,389,388
		20,107,196
INDIA — 15.7%
Aarti Drugs, Ltd.	11,633	95,177
Aarti Industries, Ltd.	99,040	1,240,677
Aavas Financiers, Ltd. (a)	14,775	509,569
Acrysil, Ltd.	21,412	229,156
Adani Enterprises, Ltd.	166,380	3,290,728
Adani Green Energy, Ltd. (a)	280,205	4,328,356
Adani Ports & Special Economic Zone, Ltd.	531,698	5,285,642
Adani Power, Ltd. (a)	656,049	858,204
Adani Total Gas, Ltd.	174,213	3,340,153
Adani Transmission, Ltd. (a)	184,596	3,875,826
Aditya Birla Capital, Ltd. GDR (a)	285	433
See accompanying notes to financial statements.
50

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Aditya Birla Fashion & Retail, Ltd. (a)	194,348	$ 645,012
AIA Engineering, Ltd.	17,248	454,347
Ajanta Pharma, Ltd.	5,781	177,423
Alembic Pharmaceuticals, Ltd.	18,418	195,799
Alkem Laboratories, Ltd.	5,099	273,455
Alkyl Amines Chemicals	1,777	91,583
Alok Industries, Ltd. (a)	1,892,022	606,650
Ambuja Cements, Ltd.	215,543	1,162,107
Amtek Auto, Ltd. (a)(f)	25,821	—
Anant Raj Global, Ltd. (a)	949,952	580,382
Anant Raj, Ltd.	1,007,445	1,030,145
Andhra Sugars Ltd	13,572	112,677
Angel Broking, Ltd.	11,361	202,455
APL Apollo Tubes, Ltd. (a)	121,943	1,350,076
Apollo Hospitals Enterprise, Ltd.	99,147	5,986,153
Ashapura Minechem, Ltd.	135,606	224,252
Ashok Leyland, Ltd.	767,994	1,384,360
Asian Paints, Ltd.	272,784	11,923,999
Astral, Ltd.	16,361	476,189
AstraZeneca Pharma India, Ltd.	37,886	1,576,944
Atul, Ltd.	7,625	972,038
AU Small Finance Bank, Ltd. (a)(d)	79,370	1,244,910
Aurobindo Pharma, Ltd.	323,336	3,157,239
Avanti Feeds, Ltd.	27,412	199,107
Avenue Supermarts, Ltd. (a)(d)	100,335	5,745,092
Axis Bank, Ltd. (a)	1,583,132	16,349,060
Azure Power Global, Ltd. (a)(b)	21,987	483,714
Bajaj Auto, Ltd.	55,729	2,877,502
Bajaj Finance, Ltd.	189,777	19,604,985
Bajaj Finserv, Ltd.	30,630	7,339,708
Bajaj Hindusthan Sugar, Ltd. (a)	1,356,576	290,587
Bajaj Holdings & Investment, Ltd.	16,267	1,053,808
Balaji Amines, Ltd.	1,704	103,703
Balkrishna Industries, Ltd.	47,183	1,610,525
Balrampur Chini Mills, Ltd.	569,286	2,810,863
Bandhan Bank, Ltd. (d)	634,811	2,420,282
Barbeque Nation Hospitality, Ltd. (a)	6,499	97,725
BASF India, Ltd.	7,791	359,780
Bata India, Ltd.	6,301	150,943
Bayer CropScience, Ltd.	7,644	545,597
Berger Paints India, Ltd.	109,654	1,195,111
BF Investment, Ltd. (a)	174,732	845,324
See accompanying notes to financial statements.
51

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Bharat Electronics, Ltd.	345,588	$ 944,894
Bharat Forge, Ltd.	128,242	1,274,084
Bharat Heavy Electricals, Ltd. (a)	1,933,727	1,684,220
Bharat Petroleum Corp., Ltd.	368,801	2,147,395
Bharti Airtel, Ltd.	1,937,346	17,964,706
Biocon, Ltd. (a)	363,368	1,775,536
Birlasoft, Ltd.	196,265	1,083,156
Bombay Dyeing & Manufacturing Co., Ltd. (a)	120,826	152,604
Bosch, Ltd.	1,593	332,099
Brightcom Group, Ltd.	448,956	352,318
Britannia Industries, Ltd.	153,831	8,183,907
Cadila Healthcare, Ltd.	91,819	682,635
Camlin Fine Sciences, Ltd. (a)	64,777	160,181
Can Fin Homes, Ltd.	91,029	842,258
Caplin Point Laboratories, Ltd.	70,822	843,681
Carborundum Universal, Ltd.	8,768	104,840
CARE Ratings, Ltd.	21,191	190,434
Castrol India, Ltd.	228,809	432,172
Central Bank of India (a)	378,194	112,856
CG Power & Industrial Solutions, Ltd. (a)	452,060	748,790
Chalet Hotels, Ltd. (a)	62,564	202,204
Cholamandalam Investment & Finance Co., Ltd.	237,897	1,808,405
Cipla, Ltd.	607,981	8,056,040
City Union Bank, Ltd.	78,434	166,584
Coal India, Ltd.	702,054	1,750,702
Coforge, Ltd.	23,723	1,675,112
Colgate-Palmolive India, Ltd.	29,185	656,419
Computer Age Management Services, Ltd.	1,994	81,518
Container Corp. Of India, Ltd.	77,140	731,935
CORE Education & Technologies, Ltd. (a)(f)	9,253	—
Coromandel International, Ltd.	51,046	546,341
CreditAccess Grameen, Ltd. (a)	33,599	288,088
CRISIL, Ltd.	5,729	209,803
Crompton Greaves Consumer Electricals, Ltd.	128,795	830,958
Cummins India, Ltd.	24,752	330,777
Dabur India, Ltd.	387,712	3,223,033
Dalmia Bharat, Ltd.	14,173	402,072
DCB Bank, Ltd. (a)	1,244,561	1,525,783
DCM Shriram, Ltd.	22,810	310,648
Deepak Fertilisers & Petrochemicals Corp., Ltd.	17,539	96,252
Deepak Nitrite, Ltd.	87,935	2,850,965
Delta Corp., Ltd.	147,515	523,266
See accompanying notes to financial statements.
52

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Dewan Housing Finance Corp., Ltd. (a)	560,188	$ 126,033
Dhani Services, Ltd. (a)	245,369	605,923
Dilip Buildcon, Ltd. (d)	15,703	120,246
Dish TV India, Ltd. (a)	1,499,513	414,132
Dishman Carbogen Amcis, Ltd. (a)	107,580	289,866
Divi's Laboratories, Ltd.	76,348	4,935,787
Dixon Technologies India, Ltd.	21,278	1,322,044
DLF, Ltd.	173,454	974,908
Dr Lal PathLabs, Ltd. (d)	19,148	948,481
Dr Reddy's Laboratories, Ltd. ADR	121,346	7,904,478
DRC Systems India Pvt, Ltd. (a)	1,045	3,719
Dwarikesh Sugar Industries, Ltd.	109,210	104,020
Easy Trip Planners, Ltd.	36,243	290,203
Edelweiss Financial Services, Ltd.	366,613	391,172
Educomp Solutions, Ltd. (a)	440,245	17,200
Eicher Motors, Ltd.	78,208	2,939,826
EID Parry India, Ltd. (a)	37,727	213,826
Emami, Ltd.	43,374	335,410
Embassy Office Parks REIT	19,660	89,807
Endurance Technologies, Ltd. (d)	9,915	211,644
EPL ,Ltd.	78,255	252,653
Equitas Holdings, Ltd.	68,244	111,246
Era Infra Engineering, Ltd. (a)(f)	2,941	—
Escorts, Ltd.	45,851	914,271
Exide Industries, Ltd.	82,746	198,706
FDC, Ltd. (a)	167,877	790,222
Federal Bank, Ltd.	368,065	418,011
Fine Organic Industries, Ltd.	6,572	272,314
Finolex Industries, Ltd.	92,901	261,328
Firstsource Solutions, Ltd.	38,370	101,059
Fortis Healthcare, Ltd. (a)	459,928	1,632,697
Future Consumer, Ltd. (a)	2,063,078	211,234
Future Lifestyle Fashions, Ltd. (a)	337,259	267,844
Future Retail, Ltd. (a)	293,466	204,994
GAIL India, Ltd.	2,469,113	5,284,007
Gammon India, Ltd. (a)(f)	139,302	—
Gateway Distriparks, Ltd.	325,723	1,037,144
Gitanjali Gems, Ltd. (a)(f)	3,573	—
Gland Pharma, Ltd. (a)(d)	10,281	515,231
GlaxoSmithKline Pharmaceuticals, Ltd.	1,703	33,973
Glenmark Pharmaceuticals, Ltd.	76,291	524,640
Godawari Power and Ispat, Ltd.	10,203	175,799
See accompanying notes to financial statements.
53

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Godrej Consumer Products, Ltd. (a)	171,322	$ 2,377,078
Godrej Industries, Ltd. (a)	473,444	3,693,983
Godrej Properties, Ltd. (a)	28,907	900,341
Granules India, Ltd.	351,131	1,515,406
Graphite India, Ltd.	76,014	619,100
Grasim Industries, Ltd. GDR (c)	209	4,682
Grasim Industries, Ltd.	173,947	3,912,240
GTL Infrastructure, Ltd. (a)	6,683,514	157,572
GTL, Ltd. (a)	534,609	110,555
Gujarat Fluorochemicals, Ltd. (a)	8,103	208,651
Gujarat Gas, Ltd.	85,620	735,286
Gujarat NRE Coke, Ltd. (a)(f)	25,505	—
Gujarat Pipavav Port, Ltd.	18,829	28,055
Gujarat State Petronet, Ltd.	90,160	383,828
GVK Power & Infrastructure, Ltd. (a)	4,229,488	142,450
Happiest Minds Technologies, Ltd.	15,237	283,268
Havells India, Ltd.	171,612	3,174,571
HCL Technologies, Ltd.	974,536	16,799,266
HDFC Asset Management Co., Ltd. (d)	9,673	379,036
HDFC Bank, Ltd.	197,175	4,236,762
HDFC Life Insurance Co., Ltd. (d)	540,060	5,255,995
HEG, Ltd.	20,966	634,961
Hemisphere Properties India, Ltd. (a)	129,896	249,371
Hero MotoCorp, Ltd.	149,720	5,713,272
HFCL, Ltd.	498,010	479,040
Himadri Speciality Chemical, Ltd.	293,150	203,589
Himatsingka Seide, Ltd.	44,747	164,182
Hindalco Industries, Ltd.	896,986	5,896,525
Hindustan Aeronautics, Ltd.	6,703	122,312
Hindustan Construction Co., Ltd. (a)	3,298,162	428,780
Hindustan Oil Exploration Co., Ltd. (a)	65,753	187,265
Hindustan Petroleum Corp., Ltd.	269,095	1,087,582
Hindustan Unilever, Ltd.	673,610	24,518,669
Hindustan Zinc, Ltd.	30,336	127,348
Hle Glascoat, Ltd.	1,559	136,532
Honeywell Automation India, Ltd.	853	525,337
Housing Development & Infrastructure, Ltd. (a)	95,665	5,929
Housing Development Finance Corp., Ltd.	1,346,145	49,950,317
ICICI Bank, Ltd. ADR (b)	1,704,996	32,173,275
ICICI Lombard General Insurance Co., Ltd. (d)	136,866	2,930,834
ICICI Prudential Life Insurance Co., Ltd. (d)	148,548	1,344,542
ICICI Securities, Ltd. (d)	58,722	599,937
See accompanying notes to financial statements.
54

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
IDFC First Bank, Ltd. (a)	435,647	$ 279,662
IDFC, Ltd. (a)	246,512	182,491
IFB Industries, Ltd. (a)	10,717	171,762
IFCI, Ltd. (a)	1,092,656	197,989
IIFL Finance, Ltd.	71,245	275,468
IIFL Securities, Ltd.	56,076	73,733
IIFL Wealth Management, Ltd.	7,582	160,573
India Cements, Ltd.	261,849	706,589
Indiabulls Housing Finance, Ltd.	206,573	644,675
Indiabulls Real Estate, Ltd. (a)	332,771	672,244
IndiaMart InterMesh, Ltd. (d)	3,696	417,209
Indian Energy Exchange, Ltd. (d)	56,430	491,071
Indian Hotels Co., Ltd.	1,210,265	2,957,692
Indian Oil Corp., Ltd.	805,580	1,359,862
Indian Overseas Bank (a)	373,087	114,348
Indian Railway Catering & Tourism Corp., Ltd.	13,654	698,726
Indo Count Industries, Ltd.	47,114	187,783
Indraprastha Gas, Ltd.	196,706	1,412,737
Indus Towers, Ltd.	551,691	2,294,392
IndusInd Bank, Ltd.	84,503	1,265,823
Infibeam Avenues, Ltd.	957,486	533,388
Info Edge India, Ltd.	50,690	4,392,007
Infosys, Ltd. ADR	2,665,026	59,296,828
Inox Wind, Ltd. (a)	126,947	167,604
Intellect Design Arena, Ltd. (a)	98,098	938,260
InterGlobe Aviation, Ltd. (a)(d)	32,586	887,530
IOL Chemicals & Pharmaceuticals, Ltd.	12,380	99,037
Ipca Laboratories, Ltd.	38,548	1,252,268
IRB Infrastructure Developers, Ltd. (a)	43,942	120,529
ITC, Ltd. (c)	1,293,644	4,115,645
ITC, Ltd. GDR	56,860	180,896
IVRCL, Ltd. (a)(f)	5,304,684	14,293
Jain Irrigation Systems, Ltd. (a)	461,269	222,471
Jaiprakash Associates, Ltd. (a)	1,541,232	182,720
Jaiprakash Power Ventures, Ltd. (a)	7,560,522	443,074
JB Chemicals & Pharmaceuticals, Ltd.	12,102	304,386
Jet Airways India, Ltd. (a)	177,547	243,379
Jindal Saw, Ltd.	141,880	217,998
Jindal Stainless, Ltd. (a)	106,969	233,458
Jindal Steel & Power, Ltd. (a)	200,522	1,051,540
JK Cement, Ltd.	6,987	292,531
JK Paper, Ltd.	31,404	97,012
See accompanying notes to financial statements.
55

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
JM Financial, Ltd.	139,987	$ 174,542
Johnson Controls-Hitachi Air Conditioning India, Ltd. (a)	3,589	103,658
JSW Energy, Ltd.	198,391	1,042,102
JSW Ispat Special Products, Ltd. (a)	4,450	1,969
JSW Steel, Ltd.	486,093	4,376,491
Jubilant Foodworks, Ltd.	64,731	3,523,916
Jubilant Ingrevia, Ltd.	50,418	513,333
Jubilant Pharmova, Ltd.	54,552	458,339
Just Dial, Ltd. (a)	87,147	1,161,373
Kansai Nerolac Paints, Ltd.	10,482	89,424
KEI Industries, Ltd.	142,497	1,779,785
Kiri Industries, Ltd.	15,480	106,881
Kirloskar Ferrous Industries, Ltd.	30,999	101,231
Kotak Mahindra Bank, Ltd.	747,299	20,190,740
KPIT Technologies, Ltd.	162,931	750,149
L&T Finance Holdings, Ltd. (a)	90,449	110,826
L&T Technology Services, Ltd. (d)	16,431	1,039,850
Lanco Infratech, Ltd. (a)(f)	15,749,074	—
Larsen & Toubro Infotech, Ltd. (d)	7,449	578,554
Larsen & Toubro, Ltd. GDR	702,914	16,307,605
Laurus Labs, Ltd. (d)	150,556	1,250,349
Laxmi Organic Industries, Ltd.	20,431	150,506
Lemon Tree Hotels, Ltd. (a)(d)	291,009	177,991
LIC Housing Finance, Ltd.	278,230	1,600,729
Linde India, Ltd.	25,971	911,255
Lupin, Ltd.	169,261	2,169,934
LUX Industries, Ltd.	44,938	2,131,312
Macrotech Developers, Ltd.	17,652	251,483
Mahanagar Gas, Ltd.	7,754	113,096
Mahanagar Telephone Nigam, Ltd. (a)	557,999	143,207
Mahindra & Mahindra Financial Services, Ltd.	483,084	1,205,310
Mahindra & Mahindra, Ltd. GDR	903,193	9,754,484
Maithan Alloys, Ltd.	11,780	186,109
MakeMyTrip, Ltd. (a)	30,938	841,204
Manappuram Finance, Ltd.	307,599	700,958
Manpasand Beverages, Ltd. (a)(f)	64,129	2,527
Marico, Ltd.	132,560	977,759
Marksans Pharma, Ltd.	1,309,375	1,217,162
Maruti Suzuki India, Ltd.	121,268	11,988,423
Max Financial Services, Ltd. (a)	99,498	1,359,615
Max Healthcare Institute, Ltd. (a)	202,527	981,019
Max India, Ltd. - New Spun Off (a)	35,901	35,114
See accompanying notes to financial statements.
56

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Metropolis Healthcare, Ltd. (d)	12,778	$ 464,933
Minda Industries, Ltd.	71,195	708,521
Mindtree, Ltd.	51,150	2,894,279
Morepen Laboratories, Ltd. (a)	204,209	155,851
Motherson Sumi Systems, Ltd.	802,545	2,442,963
Mphasis, Ltd.	24,610	1,029,258
MRF, Ltd.	2,648	2,831,652
Multi Commodity Exchange of India, Ltd.	35,414	791,343
Muthoot Finance, Ltd.	62,081	1,212,975
Natco Pharma, Ltd.	5,078	60,992
National Aluminium Co., Ltd.	575,289	723,883
Navin Fluorine International, Ltd.	32,084	1,592,692
NCC, Ltd.	290,212	322,360
Nestle India, Ltd.	21,043	5,512,683
Network18 Media & Investments, Ltd. (a)	227,222	159,027
NIIT, Ltd.	84,385	423,247
Nippon Life India Asset Management, Ltd. (d)	92,865	532,150
NMDC, Ltd.	353,496	681,013
NTPC, Ltd.	2,014,253	3,849,271
Oberoi Realty, Ltd. (a)	35,040	455,162
Oil & Natural Gas Corp., Ltd.	3,506,205	6,825,592
Olectra Greentech, Ltd. (a)	20,362	113,211
OnMobile Global, Ltd.	14,984	22,882
Opto Circuits India, Ltd. (a)	3,196,015	137,782
Oracle Financial Services Software, Ltd.	598	36,704
Orient Electric, Ltd.	90,456	404,403
Orissa Minerals Development Co. Ltd (a)	7,686	296,552
Page Industries, Ltd.	3,967	1,694,430
Paisalo Digital, Ltd.	21,533	258,938
PC Jeweller, Ltd. (a)	171,604	61,611
Persistent Systems, Ltd.	1,557	77,953
Petronet LNG, Ltd.	514,100	1,652,198
Pfizer, Ltd.	15,975	1,201,146
Phillips Carbon Black, Ltd.	65,563	236,010
Phoenix Mills, Ltd.	30,935	399,443
PI Industries, Ltd.	32,712	1,400,696
Pidilite Industries, Ltd.	104,456	3,351,978
Piramal Enterprises, Ltd.	63,329	2,214,670
PNB Housing Finance, Ltd. (a)(d)	17,046	142,816
Poonawalla Fincorp, Ltd. (a)	98,680	216,564
Power Grid Corp. of India, Ltd.	1,711,264	4,378,014
Praj Industries, Ltd.	53,267	253,104
See accompanying notes to financial statements.
57

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Prakash Industries, Ltd. (a)	255,884	$ 230,796
Prestige Estates Projects, Ltd.	59,532	393,672
Prism Johnson, Ltd. (a)	114,623	192,795
Procter & Gamble Health, Ltd.	5,645	410,944
PS IT Infrastructure & Services, Ltd. (a)(f)	620,932	76,124
PTC India, Ltd.	809,842	1,263,955
Punj Lloyd, Ltd. (a)	748,777	19,166
Quess Corp., Ltd. (d)	71,315	880,251
Radico Khaitan, Ltd.	107,379	1,274,472
Rain Industries, Ltd.	162,142	526,220
Rajesh Exports, Ltd.	131,913	1,043,184
Rallis India, Ltd.	89,607	345,137
RattanIndia Infrastructure, Ltd. (a)	578,607	346,490
RattanIndia Power, Ltd. (a)	5,189,131	311,093
Raymond, Ltd. (a)	47,687	294,882
RBL Bank, Ltd. (a)(d)	226,255	581,888
REC, Ltd.	112,387	238,999
Redington India, Ltd.	245,124	460,345
REI Agro, Ltd. (a)(f)	1,873,023	—
Relaxo Footwears, Ltd.	39,590	608,591
Reliance Capital, Ltd. (a)	996,058	290,521
Reliance Communications, Ltd. (a)	792,454	33,096
Reliance Industries, Ltd. GDR (d)	1,137,048	77,432,969
Reliance Infrastructure, Ltd. (a)	306,468	422,992
Reliance Power, Ltd. (a)	2,310,308	424,852
Religare Enterprises, Ltd. (a)	100,005	239,209
Repco Home Finance, Ltd.	47,568	200,807
RITES, Ltd.	47,316	174,310
Rolta India, Ltd. (a)	1,549,695	117,959
Ruchi Soya Industries, Ltd. (a)	13,237	188,593
Sarda Energy & Minerals, Ltd.	10,466	100,286
SBI Cards & Payment Services, Ltd. (a)	92,757	1,286,620
SBI Life Insurance Co., Ltd. (d)	147,154	2,408,903
Schneider Electric Infrastructure, Ltd. (a)	199,596	307,484
Sequent Scientific, Ltd.	747,057	2,211,657
Shankara Building Products, Ltd. (a)	41,125	327,825
Sharda Cropchem, Ltd.	21,636	96,364
Shilpa Medicare, Ltd.	89,341	670,291
Shree Cement, Ltd.	2,251	876,459
Shree Renuka Sugars, Ltd. (a)	773,118	292,155
Shriram Transport Finance Co., Ltd.	128,965	2,256,659
Siemens, Ltd.	279,232	8,010,463
See accompanying notes to financial statements.
58

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Sintex Industries, Ltd. (a)	382,272	$ 22,145
Sintex Plastics Technology, Ltd. (a)	51,863	3,249
Sobha, Ltd.	9,467	100,738
Solara Active Pharma Sciences, Ltd.	68,550	1,477,250
Srei Infrastructure Finance, Ltd. (a)	236,844	27,760
SRF, Ltd.	9,999	1,519,379
State Bank of India GDR	142,521	8,765,041
Steel Authority of India, Ltd.	798,192	1,222,115
Sterling & Wilson Solar, Ltd. (a)	24,481	131,924
Sterlite Technologies, Ltd.	130,807	504,090
Strides Pharma Science, Ltd.	132,945	1,055,823
Subex, Ltd.	236,226	163,101
Sudarshan Chemical Industries	41,873	371,274
Sumitomo Chemical India, Ltd.	26,365	142,840
Sun Pharma Advanced Research Co., Ltd. (a)	170,207	678,397
Sun Pharmaceutical Industries, Ltd.	1,051,734	11,593,834
Sun TV Network, Ltd.	100,519	684,346
Sundaram Finance, Ltd.	19,580	646,309
Sundram Fasteners, Ltd.	49,226	606,708
Supreme Industries, Ltd.	24,538	771,752
Suven Life Sciences, Ltd. (a)	319,075	401,275
Suven Pharmaceuticals, Ltd.	304,827	2,169,342
Suvidhaa Infoserve Pvt, Ltd. (a)	56,568	12,155
Suzlon Energy, Ltd. (a)	5,133,508	446,076
Swan Energy, Ltd.	206,238	356,198
Symphony, Ltd.	14,612	210,821
TAKE Solutions, Ltd. (a)	170,067	116,047
Tata Communications, Ltd.	133,226	2,497,959
Tata Consultancy Services, Ltd.	769,083	39,119,077
Tata Consumer Products, Ltd.	304,593	3,338,613
Tata Elxsi, Ltd.	37,651	2,837,514
Tata Motors, Ltd. ADR (a)(b)	356,652	7,992,571
Tata Power Co., Ltd.	3,173,563	6,787,284
Tata Steel, Ltd.	473,775	8,226,716
Tata Teleservices Maharashtra, Ltd. (a)	481,490	229,304
TCNS Clothing Co., Ltd. (a)(d)	21,942	192,912
TeamLease Services, Ltd. (a)	13,787	833,721
Tech Mahindra, Ltd.	402,829	7,492,448
Tejas Networks, Ltd. (a)(d)	162,199	1,077,066
Thirumalai Chemicals, Ltd.	37,111	152,364
Thyrocare Technologies, Ltd. (d)	66,143	1,039,183
Tide Water Oil Co. India, Ltd.	10,570	254,611
See accompanying notes to financial statements.
59

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Timken India, Ltd.	18,784	$ 428,924
Titan Co., Ltd.	233,626	6,804,276
Torrent Pharmaceuticals, Ltd.	20,479	851,274
Torrent Power, Ltd.	26,278	178,798
Trent, Ltd.	101,419	1,401,646
Trident, Ltd.	1,208,943	456,036
Tube Investments of India, Ltd.	58,566	1,102,124
TV18 Broadcast, Ltd. (a)	298,683	152,706
TVS Motor Co., Ltd.	54,722	405,066
Ujjivan Financial Services, Ltd.	70,661	148,219
UltraTech Cement, Ltd.	79,207	7,892,262
Unichem Laboratories, Ltd.	191,589	698,447
Unitech, Ltd. (a)	768,821	18,644
United Breweries, Ltd.	69,957	1,481,088
United Spirits, Ltd. (a)	309,547	3,557,638
UPL, Ltd.	334,574	3,189,896
Usha Martin, Ltd. (a)	196,336	226,814
VA Tech Wabag, Ltd. (a)	81,303	364,523
Vaibhav Global, Ltd.	84,018	791,763
Vakrangee, Ltd.	429,682	234,443
Varun Beverages, Ltd.	22,494	272,010
Vedanta, Ltd.	666,765	2,583,880
Venky's India, Ltd.	11,464	453,633
Videocon Industries, Ltd. (a)(f)	1,170,924	57,972
Vinati Organics, Ltd.	8,396	219,216
VIP Industries, Ltd. (a)	65,859	449,485
V-Mart Retail, Ltd. (a)	17,277	826,126
Vodafone Idea, Ltd. (a)	5,971,063	957,269
Voltas, Ltd.	24,094	395,375
VST Industries, Ltd.	18,683	855,022
Welspun Corp., Ltd.	91,949	179,432
Welspun India, Ltd.	164,367	374,893
Westlife Development, Ltd. (a)	65,488	499,624
Whirlpool of India, Ltd.	5,051	155,485
Wipro, Ltd. ADR	1,360,855	12,016,350
WNS Holdings, Ltd. ADR (a)	26,812	2,193,222
Wockhardt, Ltd. (a)	90,041	551,630
Yaarii Digital Integrated Services, Ltd. (a)	29,794	39,517
Yes Bank, Ltd. (a)	816,899	138,117
Zee Entertainment Enterprises, Ltd.	546,516	2,232,375
Zensar Technologies, Ltd.	52,745	339,518
		908,037,522
See accompanying notes to financial statements.
60

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
INDONESIA — 1.7%
Alam Sutera Realty Tbk PT (a)	8,690,400	$ 102,615
Aneka Tambang Tbk	1,953,600	312,576
Astra International Tbk PT	19,934,803	7,660,536
Bank Aladin Syariah Tbk PT (a)	482,200	99,388
Bank Artha Graha Internasional Tbk PT (a)	9,291,600	92,186
Bank BTPN Syariah Tbk PT	573,300	138,994
Bank Central Asia Tbk PT	9,467,808	23,152,718
Bank Danamon Indonesia Tbk PT	3,086,318	573,597
Bank Ganesha Tbk PT (a)	9,871,400	140,700
Bank Ina Perdana PT (a)	360,800	92,768
Bank Jago Tbk PT (a)	1,987,800	2,097,172
Bank Mandiri Persero Tbk PT	18,369,069	7,893,085
Bank MNC Internasional Tbk PT (a)	9,141,800	169,902
Bank Negara Indonesia Persero Tbk PT	2,336,800	877,576
Bank Neo Commerce Tbk PT	1,213,900	117,043
Bank Permata Tbk PT (a)	207,270	25,271
Bank Rakyat Indonesia Agroniaga Tbk PT (a)	1,474,100	230,706
Bank Rakyat Indonesia Persero Tbk PT	56,612,923	15,228,629
Bank Syariah Indonesia Tbk PT (a)	698,700	99,588
Barito Pacific Tbk PT	27,274,620	1,838,953
Bekasi Fajar Industrial Estate Tbk PT (a)	5,519,600	48,977
Bumi Resources Minerals Tbk PT (a)	33,961,700	220,677
Bumi Resources Tbk PT (a)	2,318,600	10,692
Bumi Serpong Damai Tbk PT (a)	4,588,300	320,580
Chandra Asri Petrochemical Tbk PT	73,614	37,032
Charoen Pokphand Indonesia Tbk PT	5,049,000	2,266,538
Ciputra Development Tbk PT	7,159,452	467,709
Citra Marga Nusaphala Persada Tbk PT (a)	1,874,941	162,440
Digital Mediatama Maxima Tbk PT (a)	437,200	85,225
Elang Mahkota Teknologi Tbk PT (a)	10,027,400	1,219,052
Garuda Indonesia Persero Tbk PT (a)	15,966,300	247,652
Global Mediacom Tbk PT (a)	787,700	14,529
Indah Kiat Pulp & Paper Tbk PT	996,600	597,090
Indocement Tunggal Prakarsa Tbk PT	655,300	480,744
Indofood Sukses Makmur Tbk PT	6,557,518	2,909,362
Indosat Tbk PT (a)	2,927,100	1,360,015
Japfa Comfeed Indonesia Tbk PT	1,323,500	182,631
Kalbe Farma Tbk PT	29,790,661	2,976,464
Kawasan Industri Jababeka Tbk PT (a)	5,915,731	65,306
Kresna Graha Investama Tbk PT (a)	30,375,800	273,780
Lippo Cikarang Tbk PT	258,500	16,978
See accompanying notes to financial statements.
61

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Lippo Karawaci Tbk PT (a)	47,597,730	$ 508,818
Matahari Department Store Tbk PT (a)	425,500	83,242
Matahari Putra Prima Tbk PT (a)	731,500	51,620
Mayora Indah Tbk PT	7,063,407	1,164,691
Medco Energi Internasional Tbk PT (a)	24,049,829	924,186
Media Nusantara Citra Tbk PT	1,048,300	61,158
Mega Manunggal Property Tbk PT (a)	2,317,500	102,820
Merdeka Copper Gold Tbk PT (a)	5,561,400	979,195
MNC Investama Tbk PT (a)	29,456,400	168,763
Modernland Realty Tbk PT (a)(f)	7,955,300	21,260
Multipolar Tbk PT (a)	2,740,900	109,157
Pabrik Kertas Tjiwi Kimia Tbk PT	398,738	221,482
Pakuwon Jati Tbk PT (a)	6,562,400	221,918
Perusahaan Gas Negara Tbk PT (a)	16,224,000	1,348,930
Pollux Properti Indonesia Tbk PT (a)	1,595,800	359,020
Semen Indonesia Persero Tbk PT	1,051,100	602,202
Sigmagold Inti Perkasa Tbk PT (f)	1,312,600	—
Smartfren Telecom Tbk PT (a)	60,225,000	471,280
Sumber Alfaria Trijaya Tbk PT	4,623,600	445,804
Summarecon Agung Tbk PT (a)	5,801,611	342,523
Surya Citra Media Tbk PT (a)	921,400	129,398
Telkom Indonesia Persero Tbk PT	44,080,100	11,364,581
Tiga Pilar Sejahtera Food Tbk (a)	2,697,200	38,067
Tower Bersama Infrastructure Tbk PT	2,195,600	454,077
Unilever Indonesia Tbk PT	3,887,400	1,072,855
United Tractors Tbk PT	1,832,922	3,329,675
		99,484,198
KUWAIT — 0.7%
A'ayan Leasing & Investment Co. KSCP (a)	1,018,816	557,376
Agility Public Warehousing Co. KSC	616,067	2,012,023
Ahli United Bank KSCP (a)	595,886	636,191
Al Ahli Bank of Kuwait KSCP (a)	158,974	116,490
Al Mazaya Holding Co. KSCP (a)	1,554,981	394,417
ALAFCO Aviation Lease & Finance Co. KSCP (a)	41,718	32,229
Alimtiaz Investment Group KSC (a)	470,762	212,280
Boubyan Bank KSCP (a)	588,005	1,497,307
Boubyan Petrochemicals Co. KSCP	437,738	1,306,247
Burgan Bank SAK	242,041	182,975
Gulf Bank KSCP	1,153,353	910,139
Humansoft Holding Co. KSC	140,378	1,535,035
Integrated Holding Co. KCSC (a)	292,375	364,499
Jazeera Airways Co. KSCP (a)	39,921	109,598
See accompanying notes to financial statements.
62

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Kuwait Finance House KSCP	2,711,298	$ 7,389,546
Kuwait Real Estate Co. KSC (a)	3,215,455	1,620,521
Mabanee Co. KPSC	330,294	843,257
Mezzan Holding Co. KSCC	35,301	74,441
Mobile Telecommunications Co. KSCP	680,934	1,352,386
National Bank of Kuwait SAKP	4,589,366	14,501,544
National Industries Group Holding SAK (a)	841,900	672,738
National Investments Co. KSCP	1,600,439	1,050,686
Qurain Petrochemical Industries Co.	149,719	188,142
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	70,383	55,308
Warba Bank KSCP (a)	1,328,775	1,171,930
		38,787,305
MACAU — 0.0% (e)
Huasheng International Holding, Ltd.	35,000	4,676
MALAYSIA — 1.9%
Aeon Co. M Bhd	5,403,448	1,936,026
AEON Credit Service M Bhd	139,450	411,705
AirAsia Group Bhd (a)	1,325,500	332,444
Alliance Bank Malaysia Bhd	5,661,800	3,475,654
AMMB Holdings Bhd (a)	55,600	42,233
ATA IMS Bhd	763,800	481,651
Axiata Group Bhd	1,921,538	1,794,629
Bahvest Resources Bhd (a)	2,078,500	253,203
Bank Islam (a)	24,400	17,584
Berjaya Sports Toto Bhd	2,785,347	1,363,899
Bintulu Port Holdings Bhd	94	98
British American Tobacco Malaysia Bhd	7,200	24,284
Bursa Malaysia Bhd	1,546,847	2,726,796
Capitaland Malaysia Mall Trust REIT	1,903,445	281,891
Careplus Group Bhd	227,300	67,324
Carlsberg Brewery Malaysia Bhd Class B	431,020	2,306,186
CIMB Group Holdings Bhd	4,011,988	4,580,748
Comfort Glove Bhd	244,800	77,770
Dagang NeXchange Bhd (a)	2,200,400	409,963
Datasonic Group Bhd	2,722,500	321,901
Dialog Group Bhd	4,209,606	2,403,191
DiGi.Com Bhd	6,606,246	7,022,046
FGV Holdings Bhd	28,800	9,356
Focus Dynamics Group Bhd (a)	6,450,600	84,745
Frontken Corp. Bhd	1,018,050	877,860
See accompanying notes to financial statements.
63

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Gabungan AQRS Bhd	494,400	$ 67,904
Gamuda Bhd (a)	1,224,300	880,244
GDEX Bhd	1,319,900	99,312
Genetec Technology Bhd (a)	24,700	212,397
Genting Bhd	3,560,900	4,286,859
Genting Malaysia Bhd	805,300	577,069
George Kent Malaysia Bhd	528,900	84,013
Globetronics Technology Bhd	830,500	408,654
Greatech Technology Bhd (a)	251,000	426,277
Hap Seng Plantations Holdings Bhd	58,800	28,512
Hartalega Holdings Bhd	1,218,000	1,789,251
Hong Leong Bank Bhd	76,000	343,103
Hong Leong Financial Group Bhd	5,500	24,042
Hong Seng Consolidated Bhd (a)	762,400	440,704
IHH Healthcare Bhd	1,319,000	2,110,904
IJM Corp. Bhd	759,500	328,364
Inari Amertron Bhd	1,477,800	1,302,540
IOI Corp. Bhd	6,931,184	6,241,625
IOI Properties Group Bhd	5,370,262	1,539,308
Iris Corp. Bhd (a)	1,308,700	70,335
Iskandar Waterfront City Bhd (a)	248,800	22,286
Karex Bhd	2,196,900	223,022
KLCCP Stapled Group	790,900	1,226,070
KNM Group Bhd (a)	5,249,221	288,384
Kossan Rubber Industries	987,700	544,987
KPJ Healthcare Bhd	2,043,180	566,127
Kuala Lumpur Kepong Bhd	18,900	90,832
Lingkaran Trans Kota Holdings Bhd	500,100	451,541
Magni-Tech Industries Bhd	248,300	124,550
Magnum Bhd	4,291,043	2,090,942
Malayan Banking Bhd	3,659,400	7,036,467
Malaysia Airports Holdings Bhd (a)	282,600	465,768
Malaysian Pacific Industries Bhd	99,500	1,079,016
Malaysian Resources Corp. Bhd	10,651,159	1,004,946
Maxis Bhd	184,600	206,801
Mega First Corp. BHD	288,200	252,644
MISC Bhd	165,700	273,495
MPHB Capital Bhd (a)	1,960,830	641,667
Muda Holdings Bhd	331,800	219,536
My EG Services Bhd	3,604,524	792,108
Nestle Malaysia Bhd	1,469	46,703
OSK Holdings Bhd	8,620,542	1,760,555
See accompanying notes to financial statements.
64

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Padini Holdings Bhd	221,500	$ 165,073
Pavilion Real Estate Investment Trust	1,760,400	597,102
Pentamaster Corp. Bhd	672,750	882,216
Petronas Chemicals Group Bhd	1,514,500	3,147,295
Petronas Dagangan Bhd	292,600	1,336,322
Petronas Gas Bhd	174,700	701,888
Pos Malaysia Bhd (a)	1,336,800	221,922
PPB Group Bhd	57,800	253,483
Press Metal Aluminium Holdings Bhd	1,168,900	1,602,648
Public Bank Bhd	10,202,800	9,918,881
QL Resources Bhd	31,800	40,866
Rapid Synergy Bhd (a)	91,600	186,416
RHB Bank Bhd	371,541	484,561
Sapura Energy Bhd (a)	297,600	8,175
Serba Dinamik Holdings Bhd	1,077,400	82,352
Sime Darby Bhd	1,353,824	734,069
Sime Darby Plantation Bhd	729,487	623,806
Sime Darby Property Bhd	523,924	81,971
SKP Resources Bhd	663,125	289,865
SP Setia Bhd Group (a)	332,463	97,678
Sunway Real Estate Investment Trust	1,886,900	630,995
Supermax Corp. Bhd	1,648,750	941,243
Syarikat Takaful Malaysia Keluarga Bhd	5,778	5,824
Taliworks Corp. Bhd	137,700	27,135
Telekom Malaysia Bhd	934,027	1,271,696
Tenaga Nasional Bhd	1,335,000	3,086,779
TIME dotCom Bhd	60,900	66,188
Top Glove Corp. Bhd	3,132,600	2,154,995
Uchi Technologies Bhd	78,000	58,316
UEM Edgenta Bhd (a)	858,100	358,695
UEM Sunrise Bhd (a)	5,912,588	522,550
UMW Holdings Bhd	391,200	292,477
Unisem M Bhd	88,700	180,726
Velesto Energy Bhd (a)	46,163	1,599
ViTrox Corp. Bhd	138,700	662,606
VS Industry Bhd	4,697,200	1,783,960
WCT Holdings Bhd (a)	11,075,726	1,640,260
YTL Corp. Bhd	2,179,170	317,519
		107,433,203
MEXICO — 2.1%
Alfa SAB de CV Class A	3,170,045	2,208,053
America Movil SAB de CV Series L	18,685,378	16,607,608
See accompanying notes to financial statements.
65

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Axtel SAB de CV (a)	2,274,420	$ 551,321
Cemex SAB de CV Series CPO (a)(b)	12,587,397	9,122,945
Coca-Cola Femsa SAB de CV	758,943	4,297,026
Concentradora Hipotecaria SAPI de CV REIT	2,390	2,362
Consorcio ARA SAB de CV (b)	2,208,720	462,289
El Puerto de Liverpool SAB de CV Series C1 (b)	464,639	1,930,973
Fibra Uno Administracion SA de CV REIT	1,909,912	2,175,372
Fomento Economico Mexicano SAB de CV	1,526,824	13,319,996
Gruma SAB de CV Class B	6,169	70,955
Grupo Aeroportuario del Pacifico SAB de CV Class B (a)	249,004	2,908,733
Grupo Aeroportuario del Sureste SAB de CV Class B	268,161	5,035,336
Grupo Bimbo SAB de CV Class A	1,841,950	5,203,669
Grupo Elektra SAB DE CV (b)	31,648	2,417,199
Grupo Financiero Banorte SAB de CV Series O	2,042,747	13,181,483
Grupo Financiero Inbursa SAB de CV Series O (a)	1,721,118	1,620,211
Grupo Mexico SAB de CV Class B	2,729,655	10,946,787
Grupo Televisa SAB Series CPO	2,268,370	5,025,978
Industrias CH SAB de CV Class B (a)(b)	316,000	2,526,370
Industrias Penoles SAB de CV (a)	144,264	1,708,459
Kimberly-Clark de Mexico SAB de CV Class A	1,795,290	2,970,231
Nemak SAB de CV (a)(d)	1,496,761	382,487
Orbia Advance Corp. SAB de CV	74,567	192,039
Sare Holding SAB de CV Class B (a)(f)	1,493,393	—
Telesites SAB de CV (a)(b)	1,592,542	1,387,549
TV Azteca SAB de CV Series CPO (a)(b)	5,011,183	205,135
Urbi Desarrollos Urbanos SAB de CV (a)	39,274	18,887
Wal-Mart de Mexico SAB de CV	4,127,389	14,089,113
		120,568,566
PERU — 0.2%
Cia de Minas Buenaventura SAA ADR (a)(b)(c)	256,372	1,733,075
Cia de Minas Buenaventura SAA ADR (a)(c)	7,183	48,844
Credicorp, Ltd.	55,475	6,154,396
Southern Copper Corp.	58,356	3,276,106
Volcan Cia Minera SAA Class B (a)	6,340,546	920,120
		12,132,541
PHILIPPINES — 0.8%
Aboitiz Equity Ventures, Inc.	681,800	649,588
AC Energy Corp.	830,300	183,607
Alliance Global Group, Inc.	2,775,600	560,453
Ayala Corp.	115,490	1,849,742
Ayala Land, Inc.	7,890,610	5,182,032
See accompanying notes to financial statements.
66

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Bank of the Philippine Islands	2,879,924	$ 4,598,506
BDO Unibank, Inc.	2,613,329	5,666,226
Bloomberry Resorts Corp. (a)	1,068,800	124,459
Cebu Air, Inc. (a)	1,292,520	985,670
Cebu Holdings, Inc. (a)	7,628,064	904,720
D&L Industries, Inc.	2,875,505	428,423
DoubleDragon Properties Corp.	1,969,990	396,238
East West Banking Corp. (a)	1,606,400	280,907
Filinvest Land, Inc.	59,402,000	1,280,968
First Philippine Holdings Corp.	333,925	488,024
Global Ferronickel Holdings, Inc.	2,624,449	108,559
GMA Holdings, Inc. PDR	4,867,600	1,412,282
GT Capital Holdings, Inc.	14,057	140,542
JG Summit Holdings, Inc.	1,760,546	2,243,393
Jollibee Foods Corp.	142,870	574,169
Manila Electric Co.	13,110	76,589
Megawide Construction Corp. (a)	6,203,088	752,737
Megaworld Corp.	9,226,300	515,486
Nickel Asia Corp.	1,343,000	138,750
PLDT, Inc.	127,282	4,191,997
Puregold Price Club, Inc.	408,080	356,000
San Miguel Corp.	186,240	419,506
SM Investments Corp.	223,505	4,337,776
SM Prime Holdings, Inc.	7,492,390	4,810,346
Universal Robina Corp.	323,090	860,771
Vista Land & Lifescapes, Inc.	1,424,378	97,732
		44,616,198
POLAND — 0.8%
11 bit studios SA (a)	1,676	171,008
Asseco Poland SA	70,286	1,550,407
Bank Polska Kasa Opieki SA	210,402	5,459,723
Biomed-Lublin Wytwornia Surowic i Szczepionek SA (a)	22,154	54,837
Bioton SA (a)	1,354	1,613
CCC SA (a)	10,650	324,227
CD Projekt SA	35,966	1,737,055
Columbus Energy SA (a)	6,024	50,058
Datawalk SA (a)	2,540	151,904
Dino Polska SA (a)(d)	16,018	1,339,926
Eurocash SA	10,656	30,402
Getin Holding SA (a)	98,395	30,971
Getin Noble Bank SA (a)	381,162	39,160
Globe Trade Centre SA (a)	365,262	662,231
See accompanying notes to financial statements.
67

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Grupa Lotos SA (a)	131,585	$ 1,954,930
InPost SA (a)	50,469	835,837
KGHM Polska Miedz SA	148,513	5,895,643
LPP SA	329	1,226,113
Mabion SA (a)	9,434	171,279
mBank SA (a)	26,991	2,793,403
Mercator Medical SA (a)	2,393	89,483
Orange Polska SA (a)	1,356,665	2,743,222
PGE Polska Grupa Energetyczna SA (a)	784,920	1,765,020
PlayWay SA	1,644	185,875
Polimex-Mostostal SA (a)	19,597	22,478
Polski Koncern Naftowy ORLEN SA	272,219	5,622,260
Powszechna Kasa Oszczednosci Bank Polski SA (a)	624,045	6,637,623
Powszechny Zaklad Ubezpieczen SA	401,309	3,688,455
Santander Bank Polska SA (a)	31,440	2,376,654
TEN Square Games SA	1,415	187,598
		47,799,395
QATAR — 0.7%
Aamal Co.	393,081	109,255
Al Meera Consumer Goods Co. QSC	157,124	847,115
Alijarah Holding Co QPSC	3,951,510	1,133,034
Baladna	117,157	52,191
Commercial Bank PQSC	622,140	1,050,684
Doha Bank QPSC	216,795	170,590
Ezdan Holding Group QSC (a)	140,183	60,408
Gulf Warehousing Co.	93,836	130,407
Industries Qatar QSC	812,961	3,449,670
Mannai Corp. QSC	369,987	406,467
Masraf Al Rayan QSC	3,671,595	4,516,637
Mazaya Real Estate Development QPSC	2,335,737	666,529
Medicare Group	313,370	698,864
Mesaieed Petrochemical Holding Co.	3,037,679	1,883,011
Ooredoo QSC	1,074,977	2,166,783
Qatar Aluminium Manufacturing Co.	423,208	213,871
Qatar Electricity & Water Co. QSC	139,211	647,306
Qatar First Bank (a)	732,527	366,163
Qatar Fuel QSC	111,477	549,271
Qatar Gas Transport Co., Ltd.	316,405	268,870
Qatar Insurance Co. SAQ (a)	1,190,087	786,091
Qatar International Islamic Bank QSC	333,708	891,049
Qatar Islamic Bank SAQ	522,949	2,621,208
Qatar National Bank QPSC	2,898,853	15,246,645
See accompanying notes to financial statements.
68

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Qatar National Cement Co. QSC	126,140	$ 171,004
Qatar Navigation QSC	93,846	189,728
Qatari Investors Group QSC	1,106,612	773,504
United Development Co. QSC	125,238	53,040
Vodafone Qatar QSC	2,090,486	939,886
Widam Food Co.	123,170	139,306
		41,198,587
ROMANIA — 0.0% (e)
NEPI Rockcastle PLC	203,397	1,413,302
RUSSIA — 4.0%
Evraz PLC	260,097	2,084,572
Gazprom PJSC ADR (b)	4,309,901	43,038,671
HeadHunter Group PLC ADR	2,822	137,714
LUKOIL PJSC ADR	304,172	29,145,761
Magnit PJSC GDR	184,489	3,108,640
Mail.Ru Group, Ltd. GDR (a)	46,025	947,194
Mechel PJSC ADR (a)(b)	191,016	775,525
MMC Norilsk Nickel PJSC ADR (b)	540,625	16,180,906
Mobile TeleSystems PJSC ADR	616,590	5,943,928
Novatek PJSC GDR	82,287	21,731,997
Novolipetsk Steel PJSC GDR (b)	42,059	1,250,835
Novorossiysk Commercial Sea Port PJSC GDR (c)	65,475	521,187
Polymetal International PLC	143,367	2,431,826
Rosneft Oil Co. PJSC GDR	1,478,898	12,496,688
Rostelecom PJSC ADR (b)	119,109	869,496
Sberbank of Russia PJSC ADR (c)	1,093,707	20,583,566
Sberbank of Russia PJSC ADR (c)	795,088	14,907,900
Severstal PAO GDR (b)	433,486	9,129,215
Sistema PJSC FC GDR	174,076	1,286,422
Surgutneftegas PJSC ADR	1,155,614	5,830,073
Tatneft PJSC ADR (c)	254,825	11,166,431
Tatneft PJSC ADR (c)	1,402	58,758
TCS Group Holding PLC GDR	38,580	3,541,644
VEON, Ltd. ADR (a)	511,996	1,064,952
VTB Bank PJSC GDR	2,614,656	3,613,454
X5 Retail Group NV GDR	48,553	1,576,516
Yandex NV Class A (a)(b)	200,669	15,991,313
		229,415,184
SAUDI ARABIA — 3.4%
Abdul Mohsen Al-Hokair Tourism & Development Co. (a)	246,886	1,521,850
Abdullah Al Othaim Markets Co.	46,936	1,409,069
See accompanying notes to financial statements.
69

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Advanced Petrochemical Co.	34,035	$ 680,573
Al Hammadi Co. for Development & Investment	134,170	1,375,433
Al Jouf Agricultural Development Co.	38,639	787,058
Al Khaleej Training & Education Co.	227,995	1,732,439
Al Rajhi Bank	667,913	21,832,227
Al Rajhi Co. for Co-operative Insurance (a)	9,841	246,373
Al Rajhi REIT	268,109	897,819
Aldrees Petroleum & Transport Services Co.	30,800	598,640
Al-Etihad Cooperative Insuarnce Co. (a)	208,601	1,281,405
Almarai Co. JSC	78,111	1,207,891
Alujain Holding (a)	46,639	840,589
Arabian Cement Co.	34,614	380,683
AXA Cooperative Insurance Co. (a)	109,701	1,061,708
Bank AlBilad (a)	138,512	1,510,422
Banque Saudi Fransi	276,592	3,075,129
Basic Chemical Industries, Ltd. (a)	182,548	2,324,011
Batic Investments & Logistic Co. (a)	124,849	1,471,279
Bawan Co.	227,583	2,630,369
Bupa Arabia for Cooperative Insurance Co.	19,943	793,317
Buruj Cooperative Insurance Co. (a)	114,686	843,931
City Cement Co.	65,101	461,697
Co. for Cooperative Insurance	24,527	565,651
Dallah Healthcare Co.	75,510	1,425,363
Dar Al Arkan Real Estate Development Co. (a)	188,609	517,949
Derayah REIT	259,567	923,194
Dr Sulaiman Al Habib Medical Services Group Co.	44,065	2,044,234
Dur Hospitality Co. (a)	127,131	1,089,733
Eastern Province Cement Co.	96,303	1,282,517
Etihad Etisalat Co.	214,427	1,783,700
Fawaz Abdulaziz Al Hokair & Co. (a)	33,327	184,819
Fitaihi Holding Group	134,570	1,930,271
Hail Cement Co.	85,913	388,483
Herfy Food Services Co.	37,911	638,808
Jadwa REIT Saudi Fund	124,336	470,068
Jarir Marketing Co.	35,618	1,990,437
Jazan Energy & Development Co. (a)	103,857	682,282
Leejam Sports Co. JSC	50,780	1,416,159
Malath Cooperative Insurance Co. (a)	164,670	1,330,285
Mediterranean & Gulf Insurance & Reinsurance Co. (a)	76,013	481,123
Methanol Chemicals Co. (a)	194,235	1,856,540
Middle East Healthcare Co. (a)	43,282	437,355
Mobile Telecommunications Co. (a)	442,299	1,650,941
See accompanying notes to financial statements.
70

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Mouwasat Medical Services Co.	52,507	$ 2,533,865
Musharaka Real Estate Income Fund REIT	212,753	570,639
Najran Cement Co.	78,024	468,473
Nama Chemicals Co. (a)	102,238	1,267,515
National Co. for Glass Manufacturing (a)	157,729	1,688,437
National Co. for Learning & Education	103,697	1,758,373
National Gas & Industrialization Co.	24,148	380,501
National Medical Care Co.	67,307	1,125,163
National Petrochemical Co.	22,991	306,489
Qassim Cement Co.	59,043	1,306,575
Red Sea International Co. (a)	167,658	1,222,558
Riyad Bank	934,803	6,729,326
Riyad REIT Fund	114,243	321,648
SABIC Agri-Nutrients Co.	94,267	4,348,039
Sahara International Petrochemical Co.	120,297	1,404,807
Saudi Advanced Industries Co.	123,311	1,680,004
Saudi Airlines Catering Co. (a)	7,758	185,123
Saudi Arabian Amiantit Co. (a)	94,253	601,096
Saudi Arabian Mining Co. (a)	195,564	4,369,388
Saudi Arabian Oil Co. (d)	816,139	7,833,472
Saudi Automotive Services Co.	268,440	2,615,907
Saudi Basic Industries Corp.	487,757	16,567,639
Saudi British Bank	41,879	370,141
Saudi Cement Co.	50,272	841,731
Saudi Ceramic Co.	158,850	2,647,006
Saudi Chemical Co. Holding	155,947	1,704,702
Saudi Co. For Hardware CJSC	39,765	670,048
Saudi Electricity Co.	326,332	2,340,451
Saudi Industrial Investment Group	42,567	463,043
Saudi Industrial Services Co.	153,515	1,753,837
Saudi Kayan Petrochemical Co. (a)	189,189	1,035,049
Saudi National Bank	1,247,928	20,428,928
Saudi Pharmaceutical Industries & Medical Appliances Corp.	127,134	1,577,862
Saudi Printing & Packaging Co. (a)	90,411	644,811
Saudi Public Transport Co. (a)	234,921	1,666,062
Saudi Re for Cooperative Reinsurance Co. (a)	437,672	2,170,448
Saudi Research & Marketing Group (a)	25,499	1,101,351
Saudi Telecom Co.	407,966	13,813,870
Saudi Vitrified Clay Pipe Co., Ltd.	32,882	844,252
Saudia Dairy & Foodstuff Co.	10,973	482,722
Savola Group	91,656	916,389
Southern Province Cement Co.	64,630	1,287,189
See accompanying notes to financial statements.
71

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Tabuk Cement Co. (a)	147,697	$ 800,171
Takween Advanced Industries Co. (a)	349,872	2,037,274
Umm Al-Qura Cement Co.	280,896	2,119,433
United Electronics Co.	44,600	1,695,673
United International Transportation Co.	71,306	943,915
Walaa Cooperative Insurance Co. (a)	67,059	384,042
Yamama Cement Co. (a)	69,769	561,768
Yanbu Cement Co.	87,145	956,093
Yanbu National Petrochemical Co.	92,874	1,763,039
		199,360,161
SINGAPORE — 0.0% (e)
Aslan Pharmaceuticals, Ltd. ADR (a)(b)	31,206	55,547
Grindrod Shipping Holdings, Ltd. (a)	19,309	294,659
Guan Chong Bhd	2,550,100	1,803,009
Riverstone Holdings, Ltd. (b)	436,400	286,090
		2,439,305
SOUTH AFRICA — 3.5%
Absa Group, Ltd.	467,016	4,739,072
Adcock Ingram Holdings, Ltd.	137,962	426,403
Adcorp Holdings, Ltd. (a)	524,988	205,878
African Rainbow Minerals, Ltd. (b)	143,929	1,813,917
Alexander Forbes Group Holdings, Ltd.	606,649	167,338
Allied Electronics Corp., Ltd. Class A	151,887	118,118
Anglo American Platinum, Ltd.	39,366	3,413,054
ArcelorMittal South Africa, Ltd. (a)	202,212	83,197
Ascendis Health, Ltd. (a)	102,521	4,293
Aspen Pharmacare Holdings, Ltd. (b)	314,836	5,669,559
Astral Foods, Ltd.	19,680	230,784
Aveng, Ltd. (a)(b)	1,598,220	6,374
Barloworld, Ltd.	269,911	2,206,291
Bid Corp., Ltd. (a)	161,105	3,454,575
Bidvest Group, Ltd. (b)	332,104	4,326,513
Blue Label Telecoms, Ltd. (a)	1,360,271	506,316
Capitec Bank Holdings, Ltd.	45,518	5,503,609
Clicks Group, Ltd.	64,455	1,189,708
Coronation Fund Managers, Ltd.	702,182	2,338,273
Curro Holdings, Ltd. (a)(b)	164,265	129,927
Discovery, Ltd. (a)	401,975	3,657,184
EOH Holdings, Ltd. (a)	127,201	55,463
FirstRand, Ltd.	4,205,671	18,033,090
Foschini Group, Ltd. (a)	296,426	2,690,393
See accompanying notes to financial statements.
72

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Gold Fields, Ltd.	677,106	$ 5,548,264
Grindrod, Ltd. (a)(b)	1,290,888	411,849
Group Five, Ltd. (f)	219,472	—
Growthpoint Properties, Ltd. REIT	1,098,856	1,044,443
Harmony Gold Mining Co., Ltd.	313,042	976,058
Impala Platinum Holdings, Ltd.	555,594	6,339,569
Imperial Logistics, Ltd.	256,503	1,053,631
Investec, Ltd.	283,453	1,233,101
Invicta Holdings, Ltd. (b)	146,406	282,205
Kumba Iron Ore, Ltd.	55,292	1,822,670
Lewis Group, Ltd.	118,355	326,469
Life Healthcare Group Holdings, Ltd. (a)	165,913	251,323
Massmart Holdings, Ltd. (a)	221,855	916,765
Momentum Metropolitan Holdings (b)	1,242,916	1,725,790
Motus Holdings, Ltd. (b)	168,631	1,140,683
Mr. Price Group, Ltd.	227,968	3,048,968
MTN Group, Ltd. (a)	1,282,434	12,049,509
MultiChoice Group, Ltd.	377,332	2,863,409
Murray & Roberts Holdings, Ltd. (a)	453,804	361,052
Naspers, Ltd. Class N	152,725	25,302,914
Nedbank Group, Ltd.	350,774	4,081,522
Net 1 UEPS Technologies, Inc. (a)(b)	41,797	194,356
Netcare, Ltd. (a)	2,343,716	2,523,642
Ninety One, Ltd.	126,109	422,543
Northam Platinum Holdings, Ltd. (a)	322,058	3,838,580
Old Mutual, Ltd. (b)	2,210,633	2,420,335
PPC, Ltd. (a)	1,325,662	385,935
PSG Group, Ltd.	176,119	866,021
Rand Merchant Investment Holdings, Ltd. (b)	1,239,698	3,098,215
Redefine Properties, Ltd. REIT (a)	647,810	196,776
Remgro, Ltd.	659,843	5,958,104
Sanlam, Ltd.	1,578,920	6,708,180
Sappi, Ltd. (a)	394,787	1,049,616
Sasol, Ltd. (a)	433,103	8,216,722
Shoprite Holdings, Ltd. (b)	418,294	4,969,761
Sibanye Stillwater, Ltd.	1,847,962	5,714,004
Standard Bank Group, Ltd.	1,014,822	9,657,841
Steinhoff International Holdings NV (a)(b)	2,349,616	466,956
Sun International, Ltd. (a)	430,014	561,633
Telkom SA SOC, Ltd. (a)	366,168	1,074,044
Tiger Brands, Ltd.	212,664	2,647,098
Truworths International, Ltd. (b)	553,580	2,049,479
See accompanying notes to financial statements.
73

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Vodacom Group, Ltd.	489,690	$ 4,688,265
Wilson Bayly Holmes-Ovcon, Ltd. (a)	127,782	1,004,335
Woolworths Holdings, Ltd.	1,004,574	3,943,512
		204,405,476
SWITZERLAND — 0.0% (e)
Mediclinic International PLC (a)	170,207	720,877
TAIWAN — 16.2%
Ability Opto-Electronics Technology Co., Ltd. (a)	46,000	110,788
Accton Technology Corp.	291,000	2,747,007
Acer, Inc.	3,960,701	3,518,506
ADATA Technology Co., Ltd.	123,000	359,369
Adimmune Corp.	546,505	1,016,097
Advanced Ceramic X Corp.	4,000	49,461
Advanced Energy Solution Holding Co., Ltd.	8,000	230,577
Advanced Power Electronics Corp.	28,000	86,732
Advanced Wireless Semiconductor Co.	13,688	70,502
Advancetek Enterprise Co., Ltd.	3,702,996	3,136,724
Advantech Co., Ltd.	98,048	1,284,525
AGV Products Corp. (a)	6,653,415	2,543,345
Airmate Cayman International Co., Ltd.	11,667	9,213
Alchip Technologies, Ltd.	49,000	1,632,131
Alcor Micro Corp.	88,000	145,927
Amazing Microelectronic Corp.	54,000	387,646
Andes Technology Corp.	9,000	128,569
Anpec Electronics Corp.	38,000	214,138
AP Memory Technology Corp.	37,000	1,017,283
APCB, Inc.	1,326,000	1,016,138
Applied BioCode Corp. (a)	37,000	46,482
Arcadyan Technology Corp.	37,169	124,072
ASE Technology Holding Co., Ltd.	3,304,939	12,930,075
ASIX Electronics Corp.	21,000	101,380
ASMedia Technology, Inc.	19,000	1,138,888
ASPEED Technology, Inc.	12,000	1,001,418
Asustek Computer, Inc.	739,990	8,645,457
AU Optronics Corp. ADR (b)	934,032	5,875,058
Auden Techno Corp.	24,000	152,043
Audix Corp.	958,657	1,854,655
Bank of Kaohsiung Co., Ltd.	2,833,151	1,113,512
Basso Industry Corp.	2,399,905	3,729,864
Biostar Microtech International Corp.	1,876,100	1,316,479
Bizlink Holding, Inc.	29,000	232,641
See accompanying notes to financial statements.
74

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
C Sun Manufacturing, Ltd.	1,351,330	$ 2,182,655
Career Technology MFG. Co., Ltd. (a)	102,958	96,637
Carnival Industrial Corp.	1,196,984	625,119
Catcher Technology Co., Ltd.	918,644	5,522,976
Cathay Financial Holding Co., Ltd.	6,788,136	14,107,179
Cathay No. 1 REIT	1,325,000	844,637
Center Laboratories, Inc.	880,333	1,924,311
Chailease Holding Co., Ltd.	1,257,139	11,100,167
Champion Building Materials Co., Ltd. (a)	1,338,000	561,892
Chang Hwa Commercial Bank, Ltd.	8,848,967	5,224,799
Chang Wah Electromaterials, Inc.	74,310	86,818
Charoen Pokphand Enterprise	778,572	2,238,424
Chen Full International Co., Ltd.	12,000	17,293
Cheng Loong Corp.	1,257,000	1,608,444
Cheng Shin Rubber Industry Co., Ltd.	485,850	619,073
Chieftek Precision Co., Ltd.	34,100	106,239
Chilisin Electronics Corp.	66,150	204,667
China Airlines, Ltd. (a)	2,666,000	1,645,886
China Chemical & Pharmaceutical Co., Ltd.	2,581,000	2,112,195
China Development Financial Holding Corp.	16,763,945	8,544,284
China Steel Chemical Corp.	1,258,595	5,285,462
China Steel Corp.	10,622,451	13,840,203
Chinese Maritime Transport, Ltd.	58,000	156,135
Chipbond Technology Corp.	66,000	159,904
Chong Hong Construction Co., Ltd.	7,717	22,297
Chroma ATE, Inc.	110,000	694,891
Chun Yuan Steel Industry Co., Ltd.	187,000	173,505
Chung Hung Steel Corp.	390,000	585,129
Chung Hwa Pulp Corp. (a)	2,166,489	1,971,267
Chunghwa Chemical Synthesis & Biotech Co., Ltd.	457,169	1,309,456
Chunghwa Telecom Co., Ltd.	2,632,561	10,441,234
CMC Magnetics Corp. (a)	1,199,656	386,243
Compal Electronics, Inc.	6,649,774	5,632,873
Concraft Holding Co., Ltd.	15,650	33,142
Coxon Precise Industrial Co., Ltd. (a)	10,000	4,899
CTBC Financial Holding Co., Ltd.	17,246,747	14,176,002
Cub Elecparts, Inc.	3,000	15,344
Da-Li Development Co., Ltd. (a)	1,671,000	1,931,272
Darfon Electronics Corp.	76,000	112,934
Delta Electronics, Inc.	1,334,463	12,070,303
Dimerco Express Corp.	491,775	1,743,952
E Ink Holdings, Inc.	108,000	286,082
See accompanying notes to financial statements.
75

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
E.Sun Financial Holding Co., Ltd.	5,985,684	$ 5,650,419
Eclat Textile Co., Ltd.	58,854	1,282,259
Egis Technology, Inc.	43,000	183,665
EirGenix, Inc. (a)	131,485	597,005
Elan Microelectronics Corp.	9,400	49,428
Elite Advanced Laser Corp.	12,672	24,379
Elite Material Co., Ltd.	13,000	101,488
Elite Semiconductor Microelectronics Technology, Inc.	648,344	3,048,512
eMemory Technology, Inc.	31,000	2,197,556
Energenesis Biomedical Co., Ltd. (a)	16,633	28,119
ENNOSTAR, Inc. (a)	564,590	1,438,807
Episil Technologies, Inc. (a)	146,201	619,218
Episil-Precision, Inc.	66,998	213,543
Etron Technology, Inc. (a)	222,296	363,439
Eva Airways Corp. (a)	1,489,110	1,010,182
Evergreen International Storage & Transport Corp.	127,000	141,995
Evergreen Marine Corp. Taiwan, Ltd.	1,757,000	7,946,089
Excelliance Mos Corp.	35,000	217,333
Excelsior Medical Co., Ltd.	77,848	154,520
Far Eastern New Century Corp.	7,523,376	8,060,615
Faraday Technology Corp.	109,000	449,920
Feng TAY Enterprise Co., Ltd.	152,985	1,180,588
First Financial Holding Co., Ltd.	3,274,319	2,650,200
First Steamship Co., Ltd.	208,000	114,973
FIT Hon Teng, Ltd. (a)(d)	69,000	14,448
Fitipower Integrated Technology, Inc.	65,332	458,441
Flytech Technology Co., Ltd.	8,854	20,911
FocalTech Systems Co., Ltd.	137,000	762,190
Formosa Chemicals & Fibre Corp.	3,919,243	11,802,534
Formosa Petrochemical Corp.	549,000	1,954,767
Formosa Plastics Corp.	4,414,753	17,985,121
Founding Construction & Development Co., Ltd.	3,207,059	2,215,893
Foxconn Technology Co., Ltd.	1,393,223	3,515,500
Froch Enterprise Co., Ltd.	117,000	140,263
Fubon Financial Holding Co., Ltd.	6,320,124	17,399,311
Fullerton Technology Co., Ltd.	1,191,000	720,315
Fwusow Industry Co., Ltd.	1,379,830	1,005,386
General Interface Solution Holding, Ltd.	38,000	129,983
GeneReach Biotechnology Corp. (a)	17,000	62,849
Genesys Logic, Inc.	64,000	321,602
Genius Electronic Optical Co., Ltd.	22,665	335,169
Giant Manufacturing Co., Ltd.	84,302	963,737
See accompanying notes to financial statements.
76

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Gigastorage Corp. (a)	146,000	$ 128,390
Global Unichip Corp.	23,000	413,596
Globalwafers Co., Ltd.	133,000	3,795,158
Golden Biotechnology Corp. (a)	25,784	101,801
Gongwin Biopharm Holdings Co., Ltd. (a)	4,520	38,045
Grape King Bio, Ltd.	73,664	428,333
Great Wall Enterprise Co., Ltd.	1,347,873	2,656,027
Hai Kwang Enterprise Corp.	78,000	105,267
HannStar Display Corp.	1,402,500	765,169
Himax Technologies, Inc. ADR (b)	77,746	829,550
Hiwin Technologies Corp.	62,579	695,185
Hocheng Corp.	3,763,000	1,884,168
Holy Stone Enterprise Co., Ltd.	57,000	237,325
Hon Hai Precision Industry Co., Ltd.	9,404,403	35,443,094
Hong TAI Electric Industrial	2,503,000	2,353,820
Hota Industrial Manufacturing Co., Ltd.	10,279	33,574
Hotai Motor Co., Ltd.	164,433	3,452,677
Hsin Kuang Steel Co., Ltd.	63,000	142,460
HTC Corp. (a)	1,321,198	1,745,126
HUA ENG Wire & Cable Co., Ltd.	301,000	244,707
Hua Nan Financial Holdings Co., Ltd.	11,356,549	8,315,486
Hung Sheng Construction, Ltd.	992,032	795,819
Ibase Technology, Inc.	2,570,222	3,713,194
Innolux Corp.	5,876,820	3,585,935
International Games System Co., Ltd.	18,000	423,180
Iron Force Industrial Co., Ltd.	6,000	14,924
Janfusun Fancyworld Corp. (a)	770,112	100,616
Jentech Precision Industrial Co., Ltd.	11,000	138,386
JMicron Technology Corp. (a)	18,131	134,386
Kaimei Electronic Corp.	48,300	146,319
KEE TAI Properties Co., Ltd.	1,324,000	615,416
Kenda Rubber Industrial Co., Ltd.	4,956	5,737
Kerry TJ Logistics Co., Ltd.	1,154,373	1,924,611
Kindom Development Co., Ltd.	1,392,900	1,969,823
Kinsus Interconnect Technology Corp.	133,000	964,304
Kung Long Batteries Industrial Co., Ltd.	9,000	44,741
Kuoyang Construction Co., Ltd.	771,734	728,508
Kwong Fong Industries Corp.	55,776	21,721
Land Mark Optoelectronics Corp.	14,600	117,909
Largan Precision Co., Ltd.	49,000	3,851,690
Laser Tek Taiwan Co., Ltd.	89,000	92,960
Leadtrend Technology Corp.	22,000	103,839
See accompanying notes to financial statements.
77

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Leatec Fine Ceramics Co., Ltd. (a)	139,000	$ 125,477
Leofoo Development Co., Ltd. (a)	1,336,154	870,451
Li Cheng Enterprise Co., Ltd. (a)	11,362	7,606
Lin BioScience, Inc. (a)	25,342	124,616
Lite-On Technology Corp.	3,328,962	7,467,925
Long Bon International Co., Ltd. (a)	9,020	5,860
Longchen Paper & Packaging Co., Ltd.	2,800,860	2,829,964
Lotes Co., Ltd.	4,000	79,683
Lotus Pharmaceutical Co., Ltd.	27,000	104,664
M31 Technology Corp.	23,000	321,961
Machvision, Inc.	15,597	128,200
Macroblock, Inc.	30,000	197,592
Macronix International Co., Ltd.	520,221	688,076
Makalot Industrial Co., Ltd.	4,671	41,327
MediaTek, Inc.	1,169,418	37,986,515
Medigen Biotechnology Corp. (a)	114,248	234,561
Medigen Vaccine Biologics Corp. (a)	106,386	1,044,366
Mega Financial Holding Co., Ltd.	7,964,333	9,161,963
Merida Industry Co., Ltd.	19,100	200,526
Merry Electronics Co., Ltd.	13,571	43,060
Microbio Co., Ltd. (a)	175,712	337,416
Micro-Star International Co., Ltd.	125,000	581,020
momo.com, Inc.	20,600	1,197,825
Mosel Vitelic, Inc. (a)	759	1,287
Motech Industries, Inc.	122,000	129,617
MPI Corp.	52,000	225,839
Namchow Holdings Co., Ltd.	1,319,000	2,322,175
Nan Ya Plastics Corp.	5,295,719	17,392,304
Nan Ya Printed Circuit Board Corp.	95,000	1,483,283
Nantex Industry Co., Ltd.	64,000	209,960
Nanya Technology Corp.	840,982	1,989,222
National Petroleum Co., Ltd.	2,520,468	4,378,624
New Era Electronics Co., Ltd.	70,000	56,029
Newmax Technology Co., Ltd. (a)	75,654	106,853
Nexcom International Co., Ltd.	1,337,638	1,070,667
Novatek Microelectronics Corp.	607,414	8,938,811
Nuvoton Technology Corp.	113,000	543,493
OBI Pharma, Inc. (a)	49,664	185,390
Oneness Biotech Co., Ltd. (a)	137,000	909,711
Pacific Hospital Supply Co., Ltd.	74,782	197,286
Pan Jit International, Inc.	136,900	438,799
PChome Online, Inc.	3,519	16,673
See accompanying notes to financial statements.
78

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Pegatron Corp.	1,321,686	$ 3,178,441
PharmaEngine, Inc.	13,000	25,850
PharmaEssentia Corp. (a)	20,000	63,603
Pharmally International Holding Co., Ltd. (a)(f)	23,076	—
Phihong Technology Co., Ltd. (a)	84,000	96,933
Phytohealth Corp. (a)	10,540	8,663
Pihsiang Machinery Manufacturing Co., Ltd. (f)	51,000	—
Polaris Group/Tw (a)	227,662	471,495
Pou Chen Corp.	5,127,462	6,211,369
Powerchip Semiconductor Manufacturing Corp.	1,258,543	2,931,729
Powertech Technology, Inc.	1,333,285	5,000,925
President Chain Store Corp.	194,000	1,949,714
Princeton Technology Corp. (a)	130,000	132,751
Prolific Technology, Inc. (a)	126,000	171,404
Promate Electronic Co., Ltd.	1,323,000	1,844,854
Promos Technologies, Inc. (f)	257	—
Prosperity Dielectrics Co., Ltd.	52,000	103,588
Quanta Computer, Inc.	3,128,975	8,703,920
Quintain Steel Co., Ltd. (a)	115,000	95,144
Radiant Opto-Electronics Corp.	51,000	171,156
RDC Semiconductor Co., Ltd. (a)	42,000	489,941
Realtek Semiconductor Corp.	287,000	5,104,305
Ritek Corp. (a)	173,938	60,184
Sampo Corp.	2,261,479	2,414,853
SDI Corp.	83,000	376,860
Senhwa Biosciences, Inc. (a)	54,000	283,950
Sensortek Technology Corp.	4,000	83,559
Sesoda Corp.	1,689,120	1,982,528
Shanghai Commercial & Savings Bank, Ltd.	1,619,000	2,580,126
Shih Wei Navigation Co., Ltd. (a)	731,289	1,532,897
Shin Kong Financial Holding Co., Ltd.	7,202,341	2,406,769
Silicon Motion Technology Corp. ADR	18,697	1,289,719
Silicon Optronics, Inc.	29,000	151,451
Simplo Technology Co., Ltd.	3,000	31,065
Sinbon Electronics Co., Ltd.	131,710	1,110,958
Sincere Navigation Corp.	176,000	251,740
Sino-American Silicon Products, Inc.	191,000	1,244,289
Sinon Corp.	2,648,000	2,323,849
SinoPac Financial Holdings Co., Ltd.	14,726,698	7,347,359
Sinphar Pharmaceutical Co., Ltd. (a)	685,471	1,001,370
Sitronix Technology Corp.	46,000	402,864
Solar Applied Materials Technology Corp.	1,400,974	2,574,608
See accompanying notes to financial statements.
79

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Stark Technology, Inc.	1,178,747	$ 2,948,930
Supreme Electronics Co., Ltd.	4,042,314	6,427,541
T3EX Global Holdings Corp.	36,000	186,070
TA Chen Stainless Pipe (a)	935,000	1,538,729
Ta Ya Electric Wire & Cable (a)	3,598,733	3,455,290
TA-I Technology Co., Ltd.	60,000	134,168
TaiMed Biologics, Inc. (a)	80,000	227,993
Taimide Tech, Inc.	61,950	91,167
Tainan Enterprises Co., Ltd.	1,043,589	664,873
Tainan Spinning Co., Ltd.	127,000	119,431
Tainergy Tech Co., Ltd. (a)	85,000	110,596
Taishin Financial Holding Co., Ltd.	12,773,759	8,298,668
Taisun Enterprise Co., Ltd.	2,728,000	2,643,743
Taiwan Cement Corp.	6,534,685	11,962,059
Taiwan Chinsan Electronic Industrial Co., Ltd.	79,983	138,805
Taiwan Cogeneration Corp.	1,260,000	1,750,220
Taiwan Cooperative Financial Holding Co., Ltd.	3,061,173	2,428,238
Taiwan Fire & Marine Insurance Co., Ltd.	69,000	49,037
Taiwan FU Hsing Industrial Co., Ltd.	1,252,000	1,817,749
Taiwan Glass Industry Corp.	314,000	333,605
Taiwan IC Packaging Corp. (a)	112,000	92,863
Taiwan Land Development Corp. (a)	4,010,750	748,583
Taiwan Mask Corp.	65,000	183,145
Taiwan Mobile Co., Ltd.	499,000	1,771,364
Taiwan Navigation Co., Ltd.	190,000	305,522
Taiwan Paiho, Ltd.	1,160,433	3,382,106
Taiwan Sakura Corp.	1,347,726	3,332,974
Taiwan Semiconductor Co., Ltd.	82,000	190,722
Taiwan Semiconductor Manufacturing Co., Ltd.	12,750,692	265,443,957
Taiwan Surface Mounting Technology Corp.	62,000	226,988
Taiwan TEA Corp. (a)	2,585,913	1,939,864
Taiwan Union Technology Corp.	260,612	1,010,251
Taiyen Biotech Co., Ltd.	1,313,500	1,584,092
Tanvex BioPharma, Inc. (a)	23,150	37,724
TCI Co., Ltd.	28,724	234,551
Tong Hsing Electronic Industries, Ltd.	12,000	97,342
TPK Holding Co., Ltd.	8,000	11,184
Transasia Airways Corp. (f)	361,784	—
Tripod Technology Corp.	1,145,923	4,586,078
TrueLight Corp. (a)	9,100	8,607
TSEC Corp. (a)	24,000	25,542
Tul Corp.	48,000	211,051
See accompanying notes to financial statements.
80

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Tung Thih Electronic Co., Ltd.	23,000	$ 143,231
Tycoons Group Enterprise (a)	218,000	131,064
U-Ming Marine Transport Corp.	259,000	637,727
Unimicron Technology Corp.	683,000	3,235,979
Uni-President Enterprises Corp.	2,872,993	7,043,141
United Microelectronics Corp. ADR (b)	1,755,182	20,061,730
United Renewable Energy Co., Ltd. (a)	113,329	83,388
Unity Opto Technology Co., Ltd. (a)(f)	12,759	—
UPI Semiconductor Corp. (a)	17,376	366,099
Vanguard International Semiconductor Corp.	524,000	2,849,410
Ve Wong Corp.	1,065,340	1,238,923
VIA Labs, Inc.	8,000	118,017
Via Technologies, Inc.	91,000	141,593
VisEra Technologies Co., Ltd.	12,753	201,179
Visual Photonics Epitaxy Co., Ltd.	310,151	1,313,610
Voltronic Power Technology Corp.	41,000	2,516,466
Wafer Works Corp.	218,000	497,651
Walsin Lihwa Corp.	727,000	657,576
Walsin Technology Corp. (a)	100,000	549,165
Wan Hai Lines, Ltd.	137,500	1,004,334
WEI Chih Steel Industrial Co., Ltd. (a)	76,000	111,025
Wei Chuan Foods Corp.	1,247,000	980,216
Wei Mon Industry Co., Ltd. (f)	240,450	—
Weikeng Industrial Co., Ltd.	1,394,199	1,416,193
Weltrend Semiconductor	54,000	166,494
Win Semiconductors Corp.	161,000	1,791,425
Winbond Electronics Corp.	1,273,670	1,211,473
WinWay Technology Co., Ltd.	5,025	46,534
Wisdom Marine Lines Co., Ltd.	279,000	810,147
Wistron Corp.	3,954,476	3,903,307
Wiwynn Corp.	28,733	897,246
XinTec, Inc.	36,000	164,749
Yageo Corp.	228,858	3,634,883
Yang Ming Marine Transport Corp. (a)	1,117,000	4,791,066
Yieh Phui Enterprise Co., Ltd. (a)	756,000	827,623
Yieh United Steel Corp. (a)	317,354	161,750
Young Optics, Inc. (a)	43,000	172,861
Yuanta Financial Holding Co., Ltd.	3,873,400	3,434,001
Yulon Finance Corp.	12,523	73,267
Zeng Hsing Industrial Co., Ltd.	70,350	369,924
Zenitron Corp.	2,660,000	2,759,247
See accompanying notes to financial statements.
81

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Zhen Ding Technology Holding, Ltd.	39,000	$ 138,443
		941,195,613
TANZANIA, UNITED REPUBLIC OF — 0.1%
AngloGold Ashanti, Ltd.	325,358	5,140,851
THAILAND — 1.9%
Advanced Info Service PCL	1,359,822	7,877,202
Airports of Thailand PCL	3,533,800	6,370,971
Asset World Corp. PCL (a)	461,200	63,520
B Grimm Power PCL	225,300	273,010
Bangkok Commercial Asset Management PCL	148,586	80,803
Bangkok Dusit Medical Services PCL Class F	1,057,100	712,336
Bangkok Expressway & Metro PCL	24,153,539	6,246,297
Bangkok Land PCL	14,431,700	460,654
Bank of Ayudhya PCL	515,600	495,256
Banpu PCL (b)	5,952,479	2,181,491
Beauty Community PCL (a)(b)	1,070,400	46,188
BEC World PCL (a)	533,000	211,089
Berli Jucker PCL	76,300	74,417
Beyond Securities PC (a)	600,400	147,283
BTS Group Holdings PCL	665,000	184,750
Bumrungrad Hospital PCL	134,400	562,069
Cal-Comp Electronics Thailand PCL	1,193,700	95,256
Central Pattana PCL	1,063,200	1,665,423
Central Plaza Hotel PCL (a)	796,100	805,865
Central Retail Corp. PCL (b)	1,045,100	1,034,753
CH Karnchang PCL	133,148	79,491
Charoen Pokphand Foods PCL	399,000	303,657
CP ALL PCL	3,669,000	6,885,814
CPN Retail Growth Leasehold REIT (a)	252,200	153,549
Delta Electronics Thailand PCL	282,100	3,918,635
Electricity Generating PCL (b)	697,573	3,587,342
Energy Absolute PCL (b)	1,612,100	2,918,313
Global Power Synergy PCL Class F	189,400	422,630
Gulf Energy Development PCL	2,548,820	3,126,231
Hana Microelectronics PCL	124,200	289,990
Indorama Ventures PCL	625,600	822,793
IRPC PCL	16,732,458	2,057,249
Jasmine International PCL (b)	5,537,741	468,093
JMT Network Services PCL Class F	26,600	34,984
Kasikornbank PCL	1,193,700	4,709,885
KCE Electronics PCL	43,900	102,176
See accompanying notes to financial statements.
82

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Krung Thai Bank PCL	927,400	$ 301,504
Land & Houses PCL	1,450,300	340,768
Lotus's Retail Growth Freehold & Leasehold Property Fund	1,735,766	790,034
Minor International PCL (a)	688,839	641,301
Muangthai Capital PCL	234,300	403,369
Precious Shipping PCL	447,700	265,960
Pruksa Holding PCL	532,500	204,596
PTT Exploration & Production PCL	1,609,372	5,588,923
PTT Global Chemical PCL	540,100	1,009,645
PTT PCL	7,689,660	8,863,506
Quality Houses PCL	4,950,183	318,942
Regional Container Lines PCL	93,500	129,189
Sansiri PCL	5,136,133	182,159
Seven Utilities and Power PLC (a)	2,044,200	87,000
Siam Cement PCL	594,450	7,062,772
Siam Commercial Bank PCL	2,041,000	7,359,303
Siam Future Development PCL	4,355,875	1,531,991
Siam Makro PCL	51,700	77,546
Sri Trang Agro-Industry PCL (b)	382,200	378,416
Sri Trang Gloves Thailand PCL (b)	1,017,200	939,486
Srisawad Corp. PCL	278,500	518,561
Tata Steel Thailand PCL (a)	1,946,900	94,943
Thai Airways International PCL (a)(f)	1,250,900	61,371
Thai Beverage PCL	8,059,800	3,888,604
Thai Oil PCL	1,662,695	2,567,632
Thaicom PCL	799,000	236,146
Tisco Financial Group PCL	1,731,318	4,694,796
TMBThanachart Bank PCL	77,677,694	2,548,315
Total Access Communication PCL	129,700	158,124
True Corp. PCL (b)	10,214,210	1,147,155
TTCL PCL (a)	135,200	18,541
U City PCL Class F (a)	1,725,050	86,163
VGI PCL	217,400	39,194
		112,005,420
TURKEY — 0.5%
Akbank T.A.S.	2,546,669	1,527,844
Anadolu Efes Biracilik Ve Malt Sanayii A/S	447,047	1,076,828
Aselsan Elektronik Sanayi Ve Ticaret A/S	246,932	420,806
Bera Holding A/S (a)	340,947	400,651
BIM Birlesik Magazalar A/S	262,752	1,889,845
Coca-Cola Icecek A/S	9,317	89,035
Dogan Sirketler Grubu Holding A/S	3,034,997	867,703
See accompanying notes to financial statements.
83

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
EGE Endustri VE Ticaret A/S	166	$ 21,600
Enka Insaat ve Sanayi A/S	157,431	184,113
Eregli Demir ve Celik Fabrikalari TAS	1,645,759	3,084,322
Ford Otomotiv Sanayi A/S	88,910	1,672,270
Gubre Fabrikalari TAS (a)	34,136	186,967
Haci Omer Sabanci Holding A/S	1,109,375	1,222,476
Isbir Holding A/S	23,463	162,155
Izmir Demir Celik Sanayi A/S (a)	365,865	93,070
KOC Holding A/S	1,665,187	4,239,697
Logo Yazilim Sanayi Ve Ticaret A/S	43,621	204,449
Migros Ticaret A/S (a)	17,306	61,399
MLP Saglik Hizmetleri AS (a)(d)	72,715	224,916
Nuh Cimento Sanayi A/S	7,820	29,751
Otokar Otomotiv Ve Savunma Sanayi A/S	1,087	39,373
RTA Laboratuarlari Biyolojik Urunleri Ilac Sanayi Ve Ticaret A/S (a)	33,398	84,282
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	90,821	85,871
Sinpas Gayrimenkul Yatirim Ortakligi A/S REIT (a)	195,949	93,737
Sok Marketler Ticaret AS	15,455	20,527
Tofas Turk Otomobil Fabrikasi A/S	12,674	74,182
Turk Hava Yollari AO (a)	546,209	857,654
Turk Telekomunikasyon A/S	22,336	18,831
Turkcell Iletisim Hizmetleri A/S	956,194	1,649,937
Turkiye Garanti Bankasi A/S	2,400,416	2,496,535
Turkiye Halk Bankasi A/S (a)	212,953	103,070
Turkiye Is Bankasi A/S Class C	2,595,111	1,516,012
Turkiye Petrol Rafinerileri AS (a)	127,035	1,638,654
Turkiye Sigorta A/S	157,874	87,073
Turkiye Vakiflar Bankasi TAO Class D (a)	363,012	133,204
Ulker Biskuvi Sanayi A/S	574,165	1,235,674
Yapi ve Kredi Bankasi A/S	2,576,113	698,813
		28,493,326
UNITED ARAB EMIRATES — 0.8%
Abu Dhabi Commercial Bank PJSC	2,283,506	4,656,347
Abu Dhabi Islamic Bank PJSC	63,888	100,707
Abu Dhabi National Oil Co. for Distribution PJSC	1,614,672	1,828,685
Agthia Group PJSC	76,160	120,673
Air Arabia PJSC (a)	4,328,202	1,602,536
Ajman Bank PJSC (a)	1,709,789	339,803
Al Waha Capital PJSC	820,123	386,266
Aldar Properties PJSC	3,631,084	4,033,275
Arabtec Holding PJSC (a)(f)	504,845	—
See accompanying notes to financial statements.
84

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Bank of Sharjah (a)	1,189,786	$ 176,533
DAMAC Properties Dubai Co. PJSC (a)	3,009,305	1,024,089
Depa, Ltd. (a)	1,433,551	77,665
Deyaar Development PJSC (a)	2,771,366	233,893
Dubai Financial Market PJSC (a)	1,762,114	498,917
Dubai Investments PJSC	1,494,857	708,125
Dubai Islamic Bank PJSC	199,956	269,464
Emaar Malls PJSC (a)	890,161	484,685
Emaar Properties PJSC	3,135,450	3,482,743
Emirates NBD Bank PJSC	519,254	2,007,380
Emirates Telecommunications Group Co. PJSC	861,394	5,632,954
Eshraq Investments PJSC (a)	4,218,996	351,473
First Abu Dhabi Bank PJSC	2,818,474	13,642,913
Gulf General Investment Co. (a)(f)	638,957	—
Gulf Pharmaceutical Industries PSC (a)	79,640	39,244
Invest bank PSC (a)	76,929	9,425
National Central Cooling Co. PJSC	2,023,778	1,482,097
Network International Holdings PLC (a)(d)	173,746	851,105
Orascom Construction PLC (c)	5,586	26,142
Orascom Construction PLC (c)	26,114	122,845
RAK Properties PJSC (a)	3,364,561	628,368
Ras Al Khaimah Ceramics	214,259	163,910
SHUAA Capital PSC	4,548,076	832,067
Union Properties PJSC (a)	1,047,164	82,390
		45,896,719
UNITED STATES — 0.2%
Ideanomics, Inc. (a)(b)	245,064	482,776
IntelliEPI, Inc.	256,000	543,048
JBS SA	510,093	3,470,269
JS Global Lifestyle Co., Ltd. (d)	609,000	1,415,979
Legend Biotech Corp. ADR (a)	62,934	3,181,943
Parade Technologies, Ltd.	33,000	1,960,302
Seanergy Maritime Holdings Corp. (a)	83,333	120,833
Titan Cement International SA (a)	32,400	540,720
		11,715,870
TOTAL COMMON STOCKS (Cost $4,893,286,275)		5,754,236,454

See accompanying notes to financial statements.
85

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
PREFERRED STOCKS — 0.0% (e)
PHILIPPINES — 0.0% (e)
Cebu Air, Inc. , 6.00% 3/29/27 6.00% (Cost: $528,589)	676,177	$ 516,975
RIGHTS — 0.0% (e)
INDIA — 0.0% (e)
Bharti Airtel, Ltd. (expiring 10/21/21) (a) (Cost: $0)	138,381	285,794
WARRANTS — 0.0% (e)
MALAYSIA — 0.0% (e)
Comfort Gloves Bhd (expiring 06/26/26) (a)	75,600	6,050
Frontken Corp. Bhd (expiring 05/03/26) (a)	348,950	48,761
GDEX Bhd, (expiring 01/04/28) (a)	160,612	4,220
Hong Seng Consolidated Bhd (expiring 10/03/24) (a)	254,134	93,056
Malaysian Resources Corp. Bhd (expiring 10/29/27) (a)	179,301	3,640
SKP Resources Bhd (expiring 04/25/26) (a)	108,980	6,117
VS Industry Bhd (expiring 06/14/24) (a)	975,140	128,109
		289,953
SINGAPORE — 0.0% (e)
Guan Chong Bhd (expiring 11/4/22) (a)	227,666	69,608
THAILAND — 0.0% (e)
Banpu Public Co. (expiring 10/01/22) (a)	1,517,819	219,811
Banpu Public Co. (expiring 10/01/23) (a)	1,517,819	331,960
BTS Group Holdings PCL (expiring 07/21/22) (a)	69,050	1,633
BTS Group Holdings PCL (expiring 07/22/22) (a)	138,100	1,633
BTS Group Holdings PCL (expiring 09/05/22) (a)	34,525	1,714
Minor International PCL (expiring 2/15/24) (a)	21,579	2,551
Srisawad Corp. PCL (expiring 8/29/25) (a)	9,740	3,051
		562,353
TOTAL WARRANTS (Cost $93,391)		921,914
SHORT-TERM INVESTMENTS — 2.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (g) (h)	24,160,484	24,160,484
See accompanying notes to financial statements.
86

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (i) (j)	94,447,065	$ 94,447,065
TOTAL SHORT-TERM INVESTMENTS (Cost $118,607,549)		118,607,549
TOTAL INVESTMENTS — 101.4% (Cost $5,012,515,804)		5,874,568,686
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%		(80,270,468)
NET ASSETS — 100.0%		$ 5,794,298,218
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2021.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 6.6% of net assets as of September 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Amount is less than 0.05% of net assets.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2021, total aggregate fair value of the securities is $1,115,042, representing less than 0.05% of the Fund's net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at September 30, 2021.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
At September 30, 2021, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI Emerging Markets (long)	500	12/17/2021	$32,647,722	$31,140,000	$(1,507,722)
During the period ended September 30, 2021, average notional value related to futures contracts was $4,977,277.
See accompanying notes to financial statements.
87

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$5,644,419,385	$108,702,027	$1,115,042	$5,754,236,454
Preferred Stocks	516,975	—	—	516,975
Rights	—	285,794	—	285,794
Warrants	366,877	555,037	—	921,914
Short-Term Investments	118,607,549	—	—	118,607,549
TOTAL INVESTMENTS	$5,763,910,786	$109,542,858	$1,115,042	$5,874,568,686
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(1,507,722)	—	—	(1,507,722)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ (1,507,722)	$ —	$ —	$ (1,507,722)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Sector Breakdown as of September 30, 2021

% of Net Assets
Financials	19.8%
Information Technology	16.2
Consumer Discretionary	14.4
Materials	9.5
Communication Services	9.4
Industrials	6.8
Consumer Staples	6.2
Energy	6.1
Health Care	5.4
Real Estate	2.8
Utilities	2.7
Short-Term Investments	2.1
Liabilities in Excess of Other Assets	(1.4)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
88

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,389,634	$ 5,389,634	$ 398,046,676	$ 379,275,826	$—	$—	24,160,484	$ 24,160,484	$ 5,056
State Street Navigator Securities Lending Portfolio II	54,591,785	54,591,785	973,999,147	934,143,867	—	—	94,447,065	94,447,065	913,557
Total		$59,981,419	$1,372,045,823	$1,313,419,693	$—	$—		$118,607,549	$918,613
See accompanying notes to financial statements.
89

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2021

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AUSTRALIA — 6.7%
4DS Memory, Ltd. (a)	2,523,955	$ 255,245
88 Energy, Ltd. (a)	20,986,950	439,638
Abacus Property Group REIT	175,371	449,711
Actinogen Medical, Ltd. (a)	16,259,212	1,468,106
Afterpay, Ltd. (a)	103,145	9,039,167
AGL Energy, Ltd.	349,349	1,458,597
Alcidion Group, Ltd. (a)	923,344	236,777
ALS, Ltd.	235,957	2,162,929
Altium, Ltd.	56,393	1,446,925
Alumina, Ltd.	3,340,268	5,066,971
AMP, Ltd.	1,831,810	1,309,976
Ampol, Ltd.	132,686	2,678,889
Ansell, Ltd.	288,642	7,130,721
Anteotech, Ltd. (a)(b)	8,243,744	1,578,041
APA Group Stapled Security	910,800	5,737,033
Archer Materials, Ltd. (a)	287,695	360,562
Ardent Leisure Group, Ltd. (a)	3,225,917	3,798,294
Aristocrat Leisure, Ltd.	484,562	16,433,602
ASX, Ltd.	100,717	5,892,989
Atlas Arteria, Ltd. Stapled Security	307,859	1,443,259
Aurizon Holdings, Ltd.	1,083,107	2,965,230
AusNet Services, Ltd.	901,561	1,641,132
Australia & New Zealand Banking Group, Ltd.	1,357,281	27,599,168
Bendigo & Adelaide Bank, Ltd.	299,557	2,044,839
Betmakers Technology Group, Ltd. (a)	8,466,777	6,574,677
BHP Group PLC	926,827	23,596,600
BHP Group, Ltd. (b)	1,301,777	35,366,147
Bigtincan Holdings, Ltd. (a)(b)	391,528	360,596
BlueScope Steel, Ltd.	416,504	6,167,666
Boral, Ltd. (a)	122,730	544,336
BrainChip Holdings, Ltd. (a)(b)	929,459	265,201
Brambles, Ltd.	1,317,600	10,250,549
Breville Group, Ltd. (b)	44,495	934,981
BWP Trust REIT	2,009,200	5,805,384
carsales.com, Ltd.	204,104	3,735,992
Cettire, Ltd. (a)	343,112	810,460
Chalice Mining, Ltd. (a)	555,493	2,564,055
Challenger, Ltd.	327,196	1,484,279
Charter Hall Group REIT	216,247	2,678,934
Charter Hall Long Wale REIT	259,761	926,934
See accompanying notes to financial statements.
90

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
CIMIC Group, Ltd.	58,646	$ 832,856
Cleanaway Waste Management, Ltd.	967,445	1,928,782
Cochlear, Ltd.	27,046	4,305,885
Coles Group, Ltd.	581,696	7,138,998
Commonwealth Bank of Australia	830,444	62,584,585
Computershare, Ltd.	265,381	3,492,738
Core Lithium, Ltd. (a)	1,743,000	535,099
Crown Resorts, Ltd. (a)(b)	172,351	1,192,689
CSL, Ltd.	232,165	49,204,484
CSR, Ltd.	1,161,546	4,690,251
De Grey Mining, Ltd. (a)	575,373	401,074
Deterra Royalties, Ltd.	266,251	728,917
Dexus REIT	532,323	4,152,855
Domain Holdings Australia, Ltd.	79,484	324,396
Domino's Pizza Enterprises, Ltd.	30,032	3,480,959
Dubber Corp., Ltd. (a)	1,003,364	2,587,465
Eagers Automotive, Ltd.	81,071	879,010
Endeavour Group, Ltd.	524,906	2,646,579
Evolution Mining, Ltd.	716,860	1,807,206
Family Zone Cyber Safety, Ltd. (a)	849,979	420,578
Fenix Resources, Ltd. (b)	1,172,705	177,892
Firefinch, Ltd. (a)	633,094	278,963
Flight Centre Travel Group, Ltd. (a)(b)	25,904	401,554
Fortescue Metals Group, Ltd.	843,255	9,112,517
Glencore PLC (a)	5,794,135	27,488,366
Goodman Group REIT	778,970	12,199,101
GPT Group REIT	867,577	3,177,341
GWA Group, Ltd. (b)	1,115,898	2,208,630
Harvey Norman Holdings, Ltd. (b)	287,996	1,046,411
Iluka Resources, Ltd.	266,251	1,746,324
Imugene, Ltd. (a)	4,614,388	1,599,938
Incitec Pivot, Ltd.	832,965	1,768,976
Ingenia Communities Group REIT	765,094	3,669,701
Insurance Australia Group, Ltd.	2,044,311	7,265,406
IOOF Holdings, Ltd.	287,429	894,861
IRESS, Ltd.	91,203	758,943
JB Hi-Fi, Ltd.	53,901	1,772,339
Kogan.com, Ltd. (a)(b)	72,459	575,225
LendLease Corp., Ltd. Stapled Security	277,698	2,176,458
Liontown Resources, Ltd. (a)(b)	1,172,221	1,219,326
Livetiles, Ltd. (a)(b)	3,965,813	372,412
Mach7 Technologies, Ltd. (a)(b)	302,586	229,502
See accompanying notes to financial statements.
91

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Macquarie Group, Ltd.	200,256	$ 26,327,204
Magellan Financial Group, Ltd.	68,743	1,756,351
Medibank Pvt, Ltd.	1,354,671	3,512,983
Megaport, Ltd. (a)(b)	104,915	1,273,194
Mesoblast, Ltd. (a)(b)	351,272	426,286
Mineral Resources, Ltd.	73,854	2,390,544
Minerals 260, Ltd. (a)	97,437	35,192
Mirvac Group REIT	1,864,785	4,027,613
National Australia Bank, Ltd.	1,375,407	27,649,817
Newcrest Mining, Ltd.	428,439	7,006,695
NEXTDC, Ltd. (a)	206,595	1,795,284
nib holdings, Ltd.	215,338	1,084,180
Nine Entertainment Co. Holdings, Ltd.	236,189	450,414
Northern Star Resources, Ltd.	549,647	3,374,820
Noxopharm, Ltd. (a)	1,329,646	533,061
Oil Search, Ltd.	641,648	2,034,741
Oneview Healthcare PLC (a)	1,533,405	448,600
Orica, Ltd.	150,116	1,495,337
Origin Energy, Ltd.	1,107,486	3,783,966
Orocobre, Ltd. (a)	132,370	830,916
Orora, Ltd.	742,154	1,667,256
OZ Minerals, Ltd.	239,196	3,889,352
Paladin Energy, Ltd. (a)	670,514	334,199
Pendal Group, Ltd.	147,483	881,039
Perpetual, Ltd.	148,837	4,110,201
Pilbara Minerals, Ltd. (a)	818,102	1,211,460
Pointerra, Ltd. (a)	626,346	214,910
PointsBet Holdings, Ltd. (a)(b)	397,748	2,930,596
PolyNovo, Ltd. (a)(b)	713,345	991,924
Premier Investments, Ltd.	47,127	1,033,521
Pro Medicus, Ltd. (b)	22,571	890,371
Qantas Airways, Ltd. (a)	498,095	2,040,061
QBE Insurance Group, Ltd.	667,324	5,620,606
Qube Holdings, Ltd.	908,497	2,165,635
Queensland Pacific Metals, Ltd. (a)	1,629,744	317,856
Ramsay Health Care, Ltd.	63,524	3,194,623
REA Group, Ltd.	25,470	2,922,564
Redbubble, Ltd. (a)(b)	254,088	813,085
Renascor Resources, Ltd. (a)	1,670,266	162,880
Rio Tinto PLC	499,329	33,081,143
Rio Tinto, Ltd.	191,509	13,858,558
Santos, Ltd.	1,234,447	6,393,511
See accompanying notes to financial statements.
92

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Scentre Group REIT	2,571,501	$ 5,553,998
SEEK, Ltd.	174,147	3,914,744
Shopping Centres Australasia Property Group REIT	508,592	991,930
Silver Mines, Ltd. (a)(b)	3,661,348	489,284
Sonic Healthcare, Ltd.	301,133	8,844,505
South32, Ltd. (c)	866,402	2,186,896
South32, Ltd. (c)	1,556,130	3,967,970
Spark Infrastructure Group Stapled Security	861,564	1,755,030
Splitit, Ltd. (a)	549,846	168,802
Stockland REIT	1,224,696	3,963,274
Suncorp Group, Ltd.	614,586	5,575,966
Sydney Airport Stapled Security (a)	651,729	3,879,199
Tabcorp Holdings, Ltd.	1,653,477	5,864,452
Telix Pharmaceuticals, Ltd. (a)	285,430	1,243,268
Telstra Corp., Ltd.	2,133,362	6,056,266
Temple & Webster Group, Ltd. (a)	135,545	1,230,741
TPG TELECOM, Ltd. (b)	115,451	588,776
Transurban Group Stapled Security	1,238,295	12,665,875
Transurban Group (a)	136,209	1,393,211
Treasury Wine Estates, Ltd.	615,980	5,521,870
TUAS, Ltd. (a)	216	226
Uniti Group, Ltd. (a)	318,587	890,609
Venture Minerals, Ltd. (a)	3,320,418	124,722
Vicinity Centres REIT	1,606,893	1,938,435
Wesfarmers, Ltd.	581,710	23,426,058
West African Resources, Ltd. (a)(b)	550,480	385,710
Westpac Banking Corp.	1,651,742	31,021,542
Whispir, Ltd. (a)(b)	384,380	633,058
WiseTech Global, Ltd.	68,256	2,645,199
Woodside Petroleum, Ltd.	550,334	9,493,109
Woolworths Group, Ltd.	524,906	14,920,181
Worley, Ltd.	451,709	3,233,555
Zip Co., Ltd. (a)(b)	75,062	382,801
		782,093,995
AUSTRIA — 0.4%
ams AG (a)	30,127	550,802
ANDRITZ AG	17,475	957,545
Erste Group Bank AG	173,666	7,660,344
IMMOFINANZ AG (a)(b)	44,993	1,074,180
Lenzing AG (a)	6,220	756,910
Mayr Melnhof Karton AG (b)	4,067	777,719
Mondi PLC	354,786	8,751,886
See accompanying notes to financial statements.
93

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Oesterreichische Post AG (b)	14,824	$ 628,798
OMV AG	172,211	10,414,290
Raiffeisen Bank International AG	65,099	1,711,126
S IMMO AG	19,600	453,400
S&T AG (b)	22,557	589,251
Telekom Austria AG (a)	65,285	564,439
UNIQA Insurance Group AG	53,487	477,314
Vienna Insurance Group AG Wiener Versicherung Gruppe	16,771	483,975
Voestalpine AG	153,305	5,692,637
		41,544,616
BELGIUM — 0.8%
Ackermans & van Haaren NV	11,092	1,914,120
Aedifica SA REIT	57,803	7,221,607
Ageas SA/NV	160,886	7,984,167
Anheuser-Busch InBev SA/NV	362,075	20,622,560
Barco NV	35,573	773,012
Befimmo SA REIT	12,146	487,754
Bekaert SA	47,732	1,990,378
Celyad Oncology SA (a)(b)	12,525	52,547
Etablissements Franz Colruyt NV	30,267	1,543,429
Euronav NV	88,590	842,111
Fagron	30,183	591,172
Galapagos NV (a)	20,724	1,084,657
Gimv NV	9,838	628,237
Groupe Bruxelles Lambert SA	54,414	5,996,040
KBC Ancora	17,580	902,583
KBC Group NV	166,029	15,016,403
Materialise NV ADR (a)(b)	4,695	94,370
Melexis NV	8,698	927,410
Proximus SADP	69,881	1,388,144
Shurgard Self Storage SA	11,627	638,047
Solvay SA	36,510	4,555,023
Telenet Group Holding NV	22,347	853,633
Tessenderlo Group SA (a)	12,340	459,791
UCB SA	95,011	10,658,938
Umicore SA	96,779	5,747,182
VGP NV	3,541	815,023
		93,788,338
BRAZIL — 0.1%
Wheaton Precious Metals Corp.	199,984	7,526,730
See accompanying notes to financial statements.
94

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Yara International ASA	122,818	$ 6,110,474
		13,637,204
BURKINA FASO — 0.0% (d)
Endeavour Mining PLC	7,273	163,676
IAMGOLD Corp. (a)(b)	413,331	936,386
		1,100,062
CANADA — 8.8%
AbCellera Biologics, Inc. (a)(b)	87,980	1,763,119
AcuityAds Holdings, Inc. (a)	163,639	1,096,653
AGF Management, Ltd. Class B	326,009	1,996,946
Agnico Eagle Mines, Ltd.	116,185	6,026,377
Aimia, Inc. (a)(b)	116,022	396,555
Air Canada (a)(b)	129,311	2,360,945
Alamos Gold, Inc. Class A (b)	190,304	1,368,488
Algonquin Power & Utilities Corp.	135,596	1,987,621
Alimentation Couche-Tard, Inc. Class B	412,696	15,786,595
AltaGas, Ltd. (b)	71,449	1,409,410
ARC Resources, Ltd. (b)	277,533	2,600,400
Atco, Ltd. Class I	36,510	1,170,937
Athabasca Oil Corp. (a)(b)	166,820	121,146
Aurinia Pharmaceuticals, Inc. (a)(b)	51,112	1,131,109
Aurora Cannabis, Inc. (a)(b)	40,940	283,415
Aya Gold & Silver, Inc. (a)	43,232	265,838
B2Gold Corp.	544,051	1,859,526
Badger Infrastructure Solutions, Ltd. (b)	31,819	850,198
Ballard Power Systems, Inc. (a)(b)	78,685	1,104,329
Bank of Montreal	304,512	30,394,713
Bank of Nova Scotia	586,434	36,088,246
Barrick Gold Corp.	972,639	17,558,712
BCE, Inc.	134,136	6,718,182
BlackBerry, Ltd. (a)(b)	316,507	3,080,500
Bombardier, Inc. Class B (a)(b)	1,175,937	2,004,992
Boralex, Inc. Class A (b)	35,754	1,055,531
Bragg Gaming Group, Inc. (a)(b)	60,908	584,632
Brookfield Asset Management Reinsurance Partners, Ltd. Class A (a)	5,271	292,082
Brookfield Asset Management, Inc. Class A	766,362	41,056,944
Burcon NutraScience Corp. (a)(b)	178,581	280,520
CAE, Inc. (a)	140,900	4,208,593
Cameco Corp.	326,996	7,103,390
Canada Goose Holdings, Inc. (a)(b)	28,616	1,020,733
See accompanying notes to financial statements.
95

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Canadian Apartment Properties REIT	36,588	$ 1,707,161
Canadian Imperial Bank of Commerce (b)	217,256	24,180,523
Canadian National Railway Co.	346,046	40,093,643
Canadian Natural Resources, Ltd.	639,266	23,368,519
Canadian Pacific Railway, Ltd. (b)	332,608	21,715,284
Canadian Solar, Inc. (a)(b)	22,230	768,936
Canadian Tire Corp., Ltd. Class A	41,262	5,772,804
Canadian Utilities, Ltd. Class A	57,186	1,540,639
Canadian Western Bank	217,017	6,281,733
Canopy Growth Corp. (a)(b)	84,141	1,165,627
Cargojet, Inc. (b)	6,448	1,030,224
CCL Industries, Inc. Class B	58,828	3,046,230
Cenovus Energy, Inc.	606,093	6,109,490
CES Energy Solutions Corp. (b)	153,305	229,924
CGI, Inc. (a)	108,750	9,235,831
Choice Properties Real Estate Investment Trust	73,159	822,920
CI Financial Corp.	118,157	2,397,929
Cineplex, Inc. (a)(b)	30,267	313,935
Colliers International Group, Inc.	14,008	1,792,728
Constellation Software, Inc.	9,563	15,663,588
Converge Technology Solutions Corp. (a)	71,220	582,420
Crescent Point Energy Corp. (b)	348,106	1,604,720
CT Real Estate Investment Trust	142,384	1,914,038
Descartes Systems Group, Inc. (a)(b)	39,582	3,221,300
Docebo, Inc. (a)(b)	33,156	2,420,648
Dollarama, Inc.	167,034	7,243,832
Dorel Industries, Inc. Class B (a)	23,905	206,056
Dye & Durham, Ltd. (b)	15,850	514,717
ECN Capital Corp. (b)	14,378	118,488
Element Fleet Management Corp. (b)	188,411	1,900,693
Emera, Inc. (b)	71,484	3,236,628
Empire Co., Ltd. Class A	78,734	2,398,968
Enbridge, Inc.	947,468	37,738,671
Enerplus Corp.	76,303	610,737
Enghouse Systems, Ltd. (b)	19,144	839,746
Enthusiast Gaming Holdings, Inc. (a)	352,027	1,269,893
Exchange Income Corp.	69,851	2,444,247
Fairfax Financial Holdings, Ltd.	18,988	7,663,697
Finning International, Inc.	68,276	1,684,197
Firm Capital Mortgage Investment Corp.	284,894	3,303,543
First Capital Real Estate Investment Trust	65,580	905,908
First Majestic Silver Corp. (b)	134,311	1,520,322
See accompanying notes to financial statements.
96

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
FirstService Corp.	15,570	$ 2,814,485
Fortis, Inc.	204,130	9,054,004
Franco-Nevada Corp.	84,691	11,000,437
George Weston, Ltd.	34,965	3,770,706
Gildan Activewear, Inc.	113,467	4,145,126
GoldMining, Inc. (a)(b)	107,090	126,799
Goodfood Market Corp. (a)(b)	241,816	1,691,194
Granite Real Estate Investment Trust	12,796	909,866
Great-West Lifeco, Inc.	148,520	4,518,262
H&R Real Estate Investment Trust	65,580	809,106
Home Capital Group, Inc. (a)	27,376	801,929
Hut 8 Mining Corp. (a)(b)	622,840	5,236,015
Hydro One, Ltd. (e)	81,611	1,928,747
iA Financial Corp., Inc.	45,965	2,607,290
IGM Financial, Inc. (b)	38,978	1,392,236
Imperial Oil, Ltd. (b)	121,260	3,831,581
Innergex Renewable Energy, Inc. (b)	247,384	3,964,080
Intact Financial Corp.	68,811	9,096,946
International Petroleum Corp. (a)	36,529	186,892
Keyera Corp. (b)	84,167	2,117,380
Kinross Gold Corp.	537,163	2,879,060
Kirkland Lake Gold, Ltd.	129,368	5,387,738
LifeWorks, Inc. (b)	32,952	839,374
Lightspeed Commerce, Inc. (a)	50,421	4,864,392
Linamar Corp.	23,905	1,241,056
Lithium Americas Corp. (a)(b)	34,148	762,828
Loblaw Cos., Ltd.	92,859	6,371,160
Magna International, Inc.	192,310	14,469,739
Manulife Financial Corp.	1,017,600	19,583,288
Maple Leaf Foods, Inc. (b)	36,503	741,672
Methanex Corp. (b)	41,270	1,901,512
Metro, Inc.	119,961	5,860,509
Mind Medicine MindMed, Inc. (a)	464,356	1,081,949
Mogo, Inc. (a)(b)	79,091	340,250
MTY Food Group, Inc. (b)	81,097	4,093,099
National Bank of Canada (b)	183,276	14,073,560
New Gold, Inc. (a)(b)	292,677	309,577
Northland Power, Inc. (b)	73,797	2,318,444
Nutrien, Ltd. (b)	379,379	24,619,132
Nuvei Corp. (a)(e)	25,836	2,959,153
Onex Corp.	39,737	2,808,581
Open Text Corp.	107,022	5,222,481
See accompanying notes to financial statements.
97

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Osisko Gold Royalties, Ltd. (b)	69,781	$ 783,821
Pan American Silver Corp. (b)(c)	86,524	2,014,124
Parex Resources, Inc. (b)	178,315	3,242,987
Pembina Pipeline Corp. (b)	192,697	6,107,104
Peyto Exploration & Development Corp. (b)	65,095	506,640
Pizza Pizza Royalty Corp. (b)	132,567	1,176,187
Power Corp. of Canada (b)	310,494	10,232,565
PrairieSky Royalty, Ltd. (b)	100,688	1,073,762
Precision Drilling Corp. (a)(b)	7,624	308,125
Premium Brands Holdings Corp. (b)	14,168	1,448,729
Pretium Resources, Inc. (a)(b)	89,210	862,630
Quebecor, Inc. Class B	80,841	1,953,304
Real Matters, Inc. (a)(b)	51,893	411,261
Restaurant Brands International, Inc. (b)	111,864	6,852,150
RioCan Real Estate Investment Trust	76,278	1,302,961
Ritchie Bros Auctioneers, Inc.	52,391	3,232,333
Rogers Communications, Inc. Class B	276,129	12,892,632
Royal Bank of Canada	693,493	68,990,743
Russel Metals, Inc.	28,647	686,750
Sandstorm Gold, Ltd. (a)	84,467	486,059
Saputo, Inc.	128,095	3,256,850
Secure Energy Services, Inc.	84,062	315,850
Shaw Communications, Inc. Class B	411,617	11,963,325
Sherritt International Corp. (a)(b)	273,521	90,681
Shopify, Inc. Class A (a)	51,046	69,273,635
SmartCentres Real Estate Investment Trust	33,025	773,195
SNC-Lavalin Group, Inc. (b)	97,463	2,706,515
SSR Mining, Inc. (b)	45,840	666,514
Stantec, Inc.	38,080	1,788,499
Stella-Jones, Inc.	29,023	977,094
Sun Life Financial, Inc.	378,326	19,471,015
Suncor Energy, Inc.	931,156	19,301,540
Sundial Growers, Inc. (a)(b)	1,234,059	836,815
TC Energy Corp. (b)	444,047	21,367,253
Teck Resources, Ltd. Class B	287,845	7,164,031
TELUS Corp.	500,943	11,008,606
Thomson Reuters Corp.	122,854	13,581,484
Tilray, Inc. (a)	191,724	2,170,203
Tilray, Inc. Class 2 (a)(b)	43,856	495,134
TMX Group, Ltd.	23,862	2,572,768
Torex Gold Resources, Inc. (a)	41,219	411,913
Toromont Industries, Ltd.	38,080	3,178,118
See accompanying notes to financial statements.
98

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Toronto-Dominion Bank	946,448	$ 62,643,300
Tourmaline Oil Corp.	61,978	2,164,839
TransAlta Corp.	135,617	1,432,336
Transat AT, Inc. (a)(b)	164,150	575,306
Trillium Therapeutics, Inc. (a)(b)	39,500	694,060
Vermilion Energy, Inc. (a)	54,118	534,836
Well Health Technologies Corp. (a)	21,678	121,151
West Fraser Timber Co., Ltd. (b)	1,836	154,607
Whitecap Resources, Inc. (b)	176,763	978,102
WSP Global, Inc.	30,093	3,602,561
Xenon Pharmaceuticals, Inc. (a)	61,587	941,049
Yamana Gold, Inc.	572,306	2,258,776
Zymeworks, Inc. (a)(b)	17,532	509,129
		1,032,886,106
CHILE — 0.1%
Antofagasta PLC	168,465	3,093,781
Lundin Mining Corp.	361,448	2,599,196
		5,692,977
CHINA — 0.5%
Alibaba Health Information Technology, Ltd. (a)(b)	2,424,000	3,487,479
BOC Hong Kong Holdings, Ltd.	11,000	33,206
BOE Varitronix, Ltd.	361,000	345,017
Budweiser Brewing Co. APAC, Ltd. (e)	630,100	1,597,782
China Evergrande New Energy Vehicle Group, Ltd. (a)(b)	963,000	373,589
China Glass Holdings, Ltd. (a)	1,002,000	310,203
China Shandong Hi-Speed Financial Group, Ltd. (a)(b)	11,874,000	762,655
China Tobacco International HK Co., Ltd. (b)	288,000	614,872
China Traditional Chinese Medicine Holdings Co., Ltd.	2,304,000	1,169,070
Chow Tai Fook Jewellery Group, Ltd.	568,400	1,087,931
Differ Group Holding Co., Ltd. (a)(b)	3,380,000	785,880
ENN Energy Holdings, Ltd.	143,300	2,363,590
Fosun International, Ltd.	821,500	999,352
Futu Holdings, Ltd. ADR (a)(b)	33,609	3,059,091
Gemdale Properties & Investment Corp., Ltd.	3,268,000	352,632
HC Group, Inc. (a)	701,000	73,840
HengTen Networks Group, Ltd. (a)(b)	3,056,400	906,950
Hutchmed China, Ltd. ADR (a)	28,969	1,060,555
Inspur International, Ltd. (a)	746,000	455,191
Kerry Logistics Network, Ltd. (b)	504,000	1,078,615
Nexteer Automotive Group, Ltd.	320,000	330,497
Noble Group, Ltd. (a)(b)(f)	60,740	—
See accompanying notes to financial statements.
99

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Prosus NV (a)	309,766	$ 24,767,638
S-Enjoy Service Group Co., Ltd. (b)	282,000	602,786
Shangri-La Asia, Ltd. (a)	514,000	408,709
Towngas China Co., Ltd. (a)	1,359,000	848,431
VSTECS Holdings, Ltd.	882,000	794,232
Wharf Holdings, Ltd.	1,550,000	5,146,988
Wilmar International, Ltd.	1,587,000	4,921,383
Zensun Enterprises, Ltd. (b)	970,607	731,884
Zhongyu Gas Holdings, Ltd. (b)	277,000	226,663
		59,696,711
COLOMBIA — 0.0% (d)
Gran Tierra Energy, Inc. (a)	244,617	179,574
Millicom International Cellular SA SDR (a)	29,004	1,054,595
		1,234,169
DENMARK — 2.0%
Ambu A/S Class B	167,421	4,953,925
AP Moller - Maersk A/S Class A	1,583	4,083,267
AP Moller - Maersk A/S Class B	3,167	8,581,271
Ascendis Pharma A/S ADR (a)	17,211	2,743,261
Asetek A/S (a)	10,769	39,107
Bavarian Nordic A/S (a)	33,297	1,689,215
Carlsberg AS Class B	50,815	8,311,956
cBrain A/S	10,151	565,606
Chr. Hansen Holding A/S	47,617	3,891,828
Coloplast A/S Class B	42,839	6,720,197
Danske Bank A/S	490,626	8,292,949
DSV A/S	97,375	23,379,652
FLSmidth & Co. A/S	89,855	3,139,834
Genmab A/S (a)	26,924	11,787,459
GN Store Nord A/S	69,972	4,854,123
H&H International A/S Class B (a)	44,603	1,553,712
ISS A/S (a)	87,947	1,860,072
Jyske Bank A/S (a)	23,747	1,025,591
NNIT A/S (e)	4,701	89,534
Novo Nordisk A/S Class B	829,128	80,301,139
Novozymes A/S Class B	107,052	7,341,357
Orphazyme A/S (a)	43,224	182,028
Orsted A/S (e)	99,027	13,100,500
Pandora A/S	60,323	7,333,418
SimCorp A/S	19,099	2,261,720
Vestas Wind Systems A/S	662,450	26,586,380
See accompanying notes to financial statements.
100

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Zealand Pharma A/S (a)	47,354	$ 1,365,392
		236,034,493
EGYPT — 0.0% (d)
Centamin PLC	1,116,049	1,438,914
FINLAND — 1.1%
Cargotec Oyj Class B	32,071	1,636,166
Caverion Oyj	127,962	999,553
Citycon Oyj (b)	76,380	613,448
Elisa Oyj	74,677	4,642,376
Fortum Oyj	219,896	6,699,966
Huhtamaki Oyj	45,744	2,067,585
Kemira Oyj	48,150	743,302
Kesko Oyj Class B	146,431	5,064,033
Kone Oyj Class B	187,986	13,241,918
Konecranes Oyj	33,412	1,346,393
Metsa Board Oyj	94,254	884,263
Metso Outotec Oyj	424,402	3,892,586
Neles Oyj	61,933	850,560
Neste Oyj	185,384	10,521,243
Nokia Oyj (a)(c)	1,938,981	10,694,339
Nokia Oyj (a)(c)	1,035,776	5,695,958
Nokian Renkaat Oyj	54,109	1,944,626
Nordea Bank Abp (c)	1,568,642	20,279,179
Nordea Bank Abp (c)	21,938	285,828
Orion Oyj Class B	49,237	1,954,415
Outokumpu Oyj (a)	295,004	1,805,889
QT Group Oyj (a)	14,799	2,490,369
Sampo Oyj Class A	215,720	10,727,873
Sanoma Oyj	38,268	600,508
Stora Enso Oyj Class R	275,208	4,613,645
Terveystalo Oyj (e)	62,697	784,757
Tokmanni Group Corp.	56,333	1,374,947
UPM-Kymmene Oyj	252,372	8,982,261
Uponor Oyj	61,761	1,537,494
Valmet Oyj	64,335	2,336,743
Wartsila OYJ Abp	219,905	2,639,064
YIT Oyj	61,043	323,308
		132,274,595
FRANCE — 7.8%
Accor SA (a)	172,587	6,190,610
Adevinta ASA (a)	66,733	1,146,714
See accompanying notes to financial statements.
101

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Aeroports de Paris (a)	15,852	$ 2,031,907
Air Liquide SA	214,192	34,400,797
Airbus SE (a)	288,293	38,456,886
Albioma SA	154,547	6,089,816
Alstom SA	190,153	7,239,411
Alten SA	13,993	2,061,204
Arkema SA	20,728	2,750,601
Atos SE	41,754	2,233,235
AXA SA	972,689	27,150,970
BioMerieux	20,535	2,345,633
BNP Paribas SA	536,073	34,443,863
Bollore SA	263,985	1,531,257
Bouygues SA	158,064	6,576,459
Bureau Veritas SA	112,868	3,493,891
Capgemini SE	76,324	15,935,294
Carrefour SA	477,273	8,598,492
Casino Guichard Perrachon SA (a)	68,282	1,839,899
CGG SA (a)	339,033	262,865
Christian Dior SE	1,514	1,094,902
Cie de Saint-Gobain	320,925	21,661,554
Cie Generale des Etablissements Michelin SCA	74,724	11,500,663
Cie Plastic Omnium SA	34,974	899,025
Claranova SADIR (a)	58,510	422,118
CNP Assurances	75,452	1,200,184
Covivio REIT	29,698	2,506,355
Credit Agricole SA	626,286	8,670,815
Danone SA	260,268	17,811,700
Dassault Systemes SE	246,660	12,996,925
Edenred	198,524	10,728,602
Eiffage SA	25,473	2,588,483
Electricite de France SA	205,120	2,588,812
Elior Group SA (a)(e)	57,802	462,898
Elis SA (a)	89,527	1,719,259
Engie SA	795,273	10,453,713
EssilorLuxottica SA	116,733	22,390,116
Eurazeo SE	24,327	2,290,744
Eutelsat Communications SA	41,362	570,684
Faurecia SE (c)	35,762	1,695,156
Faurecia SE (c)	8,962	425,328
Fnac Darty SA (c)	16,231	1,068,460
Fnac Darty SA (c)	1,233	80,694
Focus Home Interactive SA (a)	4,304	242,173
See accompanying notes to financial statements.
102

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Gaztransport Et Technigaz SA	10,845	$ 813,831
Gecina SA REIT	20,751	2,802,954
Getlink SE	198,750	3,117,670
Hermes International	17,468	24,222,590
ICADE REIT	22,482	1,767,867
Imerys SA	18,916	821,663
Ipsen SA	17,432	1,667,944
Kering SA	36,569	26,107,092
Klepierre SA REIT (a)	92,734	2,089,296
Lagardere SA (a)	151,590	4,012,651
Legrand SA	132,845	14,281,396
L'Oreal SA	109,594	45,324,934
LVMH Moet Hennessy Louis Vuitton SE	123,080	88,453,275
McPhy Energy SA (a)	2,993	60,460
Nanobiotix SA (a)	41,170	473,084
Nexans SA	47,634	4,466,119
Novacyt SA (a)	36,835	138,742
Orange SA	1,017,677	11,030,092
Orpea SA	22,241	2,595,664
Pernod Ricard SA	102,217	22,591,159
Poxel SA (a)	11,589	79,646
Publicis Groupe SA	185,381	12,517,004
Renault SA (a)	117,322	4,200,803
Rexel SA (a)	143,872	2,795,404
Rubis SCA	50,364	1,744,660
Safran SA	161,361	20,507,443
Sanofi	552,270	53,175,629
Sartorius Stedim Biotech	11,309	6,339,646
Schneider Electric SE (c)	277,768	46,324,176
SCOR SE	89,453	2,599,046
SEB SA	14,022	1,980,972
Societe BIC SA	12,764	752,955
Societe Generale SA	360,952	11,376,357
Sodexo SA (a)	49,234	4,323,987
SOITEC (a)	9,731	2,119,088
Technicolor SA (a)	8,374	28,436
Teleperformance	28,510	11,237,470
Television Francaise 1	57,311	565,239
Thales SA	49,284	4,807,025
TotalEnergies SE	1,213,677	58,141,437
Ubisoft Entertainment SA (a)	77,141	4,638,205
Unibail-Rodamco-Westfield REIT (a)	354,538	1,367,577
See accompanying notes to financial statements.
103

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Unibail-Rodamco-Westfield REIT (a)	47,056	$ 3,469,552
Valeo	186,969	5,254,677
Vallourec SA (a)	6,137	53,699
Valneva SE (a)	68,882	1,082,506
Veolia Environnement SA	418,126	12,822,175
Vinci SA	232,975	24,341,075
Vivendi SE	536,948	6,786,137
Wendel SE	14,258	1,981,265
Worldline SA (a)(e)	56,708	4,338,292
		909,439,233
GERMANY — 7.0%
1&1 AG	20,709	656,179
Aareal Bank AG	23,907	666,077
adidas AG	95,630	30,123,699
ADLER Group SA (e)	29,358	500,159
Affimed NV (a)	272,523	1,684,192
AIXTRON SE	54,066	1,357,838
Allianz SE	176,466	39,847,755
alstria office REIT-AG	75,278	1,370,594
Aroundtown SA	477,608	3,304,537
AURELIUS Equity Opportunities SE & Co. KGaA	25,131	774,740
Aurubis AG	14,243	1,079,223
BASF SE	437,762	33,408,620
Bayer AG	441,283	24,039,529
Bayerische Motoren Werke AG	154,437	14,812,779
Bayerische Motoren Werke AG Preference Shares	20,726	1,585,346
Bechtle AG	38,232	2,627,522
Beiersdorf AG	40,212	4,355,582
Bilfinger SE	60,205	2,105,797
BioNTech SE ADR (a)	38,395	10,481,451
Brenntag SE	76,202	7,116,367
CANCOM SE	25,894	1,537,105
Carl Zeiss Meditec AG (b)	17,466	3,361,221
CECONOMY AG (a)	79,458	343,672
Commerzbank AG (a)	448,773	2,993,207
CompuGroup Medical SE & Co. KgaA	19,284	1,589,028
Continental AG (a)	50,721	5,572,050
Covestro AG (e)	88,177	6,064,117
CTS Eventim AG & Co. KGaA (a)	22,339	1,690,603
CureVac NV (a)	23,124	1,263,033
Daimler AG	450,306	40,038,797
Deutsche Bank AG (a)	993,187	12,705,335
See accompanying notes to financial statements.
104

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Deutsche Boerse AG	113,495	$ 18,480,672
Deutsche EuroShop AG	30,257	618,220
Deutsche Lufthansa AG (a)(b)	89,708	617,461
Deutsche Pfandbriefbank AG (e)	100,740	1,143,242
Deutsche Post AG	553,028	34,917,964
Deutsche Telekom AG	1,337,370	26,962,842
Deutsche Wohnen SE	171,858	10,540,332
Deutz AG (a)	57,883	504,803
DMG Mori AG	34,965	1,708,031
Duerr AG	22,372	965,041
DWS Group GmbH & Co. KGaA (e)	16,105	680,895
E.ON SE	990,672	12,133,536
Encavis AG (b)	78,495	1,376,403
Evonik Industries AG	58,887	1,861,098
Evotec SE (a)	57,163	2,730,124
Fielmann AG	12,640	844,522
Fraport AG Frankfurt Airport Services Worldwide (a)	25,404	1,770,051
Freenet AG	63,511	1,665,705
Fresenius Medical Care AG & Co. KGaA	105,532	7,443,562
Fresenius SE & Co. KGaA	194,425	9,359,034
FUCHS PETROLUB SE Preference Shares	33,450	1,566,957
FUCHS PETROLUB SE	26,630	974,648
GEA Group AG	86,411	3,964,781
Gerresheimer AG	20,641	2,028,576
Grand City Properties SA	55,179	1,377,477
GRENKE AG	12,642	542,250
Hamborner REIT AG	247,212	2,678,834
Hannover Rueck SE	28,711	5,036,113
Hapag-Lloyd AG (e)	12,991	2,844,063
HeidelbergCement AG	69,849	5,244,038
Hella GmbH & Co. KGaA (a)	20,739	1,452,703
HelloFresh SE (a)	62,686	5,809,089
Henkel AG & Co. KGaA Preference Shares	97,030	9,016,475
Henkel AG & Co. KGaA	54,196	4,682,519
HOCHTIEF AG	7,944	638,392
HUGO BOSS AG	31,801	1,919,448
Hypoport SE (a)	1,807	1,220,932
Infineon Technologies AG	554,502	22,829,789
Jenoptik AG	24,159	820,373
Jumia Technologies AG ADR (a)	60,928	1,132,652
Jungheinrich AG Preference Shares	22,339	1,042,840
K+S AG (a)	103,739	1,677,786
See accompanying notes to financial statements.
105

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
KION Group AG	40,838	$ 3,827,039
Krones AG	7,871	771,273
LANXESS AG	44,555	3,024,896
LEG Immobilien SE	30,512	4,321,222
Leoni AG (a)	15,858	250,133
Marley Spoon AG (a)	140,609	152,353
Merck KGaA	100,805	21,922,766
METRO AG	79,458	1,035,067
MorphoSys AG (a)	11,073	526,155
MTU Aero Engines AG	25,360	5,742,996
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	72,145	19,807,789
Nemetschek SE	25,329	2,662,503
New Work SE	1,465	359,947
Nordex SE (a)	40,843	694,878
Norma Group SE	23,871	1,013,103
Northern Data AG (a)(b)	14,603	1,254,079
PATRIZIA AG (a)	37,027	980,549
Pfeiffer Vacuum Technology AG	3,128	668,486
Porsche Automobil Holding SE Preference Shares	85,718	8,537,527
ProSiebenSat.1 Media SE	108,711	1,998,211
Puma SE	44,907	5,018,176
Rational AG	1,587	1,498,256
Rheinmetall AG	20,676	2,031,537
RWE AG	264,152	9,352,545
Salzgitter AG (a)	49,352	1,671,282
SAP SE	510,033	69,088,088
Sartorius AG Preference Shares	22,304	14,211,902
Schaeffler AG Preference Shares	79,979	615,473
Scout24 AG (e)	30,275	2,103,829
Siemens AG	392,732	64,595,846
Siemens Energy AG (a)	199,497	5,370,940
Siemens Healthineers AG (e)	66,692	4,342,303
Siltronic AG	9,569	1,510,457
Sixt SE (a)	5,238	803,745
Sixt SE Preference Shares	7,948	709,273
Software AG	23,931	1,118,268
Stabilus SA	11,192	785,392
Stroeer SE & Co. KGaA	19,538	1,614,486
Suedzucker AG	33,352	536,121
Symrise AG	60,325	7,945,687
TAG Immobilien AG	69,958	2,052,891
See accompanying notes to financial statements.
106

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Talanx AG (a)	30,719	$ 1,312,994
TeamViewer AG (a)(e)	46,884	1,379,596
Telefonica Deutschland Holding AG	249,109	709,637
Thyssenkrupp AG (a)	253,800	2,699,631
TUI AG (a)(b)	433,307	1,880,700
Uniper SE	99,070	4,139,159
United Internet AG	60,366	2,352,095
Varta AG	12,866	1,741,611
Vitesco Technologies Group AG Class A (a)	10,138	599,209
Volkswagen AG	14,440	4,485,044
Volkswagen AG Preference Shares	87,079	19,542,189
Vonovia SE	271,015	16,301,418
Wacker Chemie AG	7,869	1,471,932
Wallstreet:Online AG (a)	25,404	674,221
Zalando SE (a)(e)	85,050	7,818,469
		817,515,801
GHANA — 0.0% (d)
Tullow Oil PLC (a)(b)	881,868	609,516
HONG KONG — 2.0%
AIA Group, Ltd.	5,591,800	64,612,078
ASM Pacific Technology, Ltd.	153,300	1,696,517
Bank of East Asia, Ltd.	646,955	1,043,818
Cafe de Coral Holdings, Ltd.	140,000	257,173
Cathay Pacific Airways, Ltd. (a)(b)	1,159,000	975,182
Champion REIT	1,206,000	632,075
China Eco Farming, Ltd. (a)	14,000	99
China Youzan, Ltd. (a)	6,240,000	785,546
Chow Sang Sang Holdings International, Ltd.	508,000	760,892
CK Asset Holdings, Ltd.	583,531	3,380,659
CK Infrastructure Holdings, Ltd.	287,500	1,606,527
CLP Holdings, Ltd.	796,000	7,668,938
Dah Sing Banking Group, Ltd.	459,725	421,064
Dah Sing Financial Holdings, Ltd.	46,885	140,029
Dairy Farm International Holdings, Ltd. (b)	273,700	933,317
Esprit Holdings, Ltd. (a)(b)	2,342,228	207,606
Fortune Real Estate Investment Trust	1,285,000	1,277,630
Glory Sun Financial Group, Ltd. (a)(b)	15,364,000	491,433
Haitong International Securities Group, Ltd. (b)	1,121,000	296,643
Hang Lung Group, Ltd.	1,559,000	3,640,834
Hang Lung Properties, Ltd.	1,510,000	3,444,933
Hang Seng Bank, Ltd.	120,800	2,073,167
See accompanying notes to financial statements.
107

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Henderson Land Development Co., Ltd.	215,869	$ 827,743
HK Electric Investments & HK Electric Investments, Ltd. Stapled Security	2,465,000	2,447,695
HKBN, Ltd.	594,000	701,234
HKT Trust & HKT, Ltd. Stapled Security	1,542,900	2,112,788
Hong Kong & China Gas Co., Ltd.	4,360,625	6,609,851
Hong Kong Exchanges & Clearing, Ltd.	621,239	38,289,515
Hong Kong Technology Venture Co., Ltd. (b)	1,049,000	1,484,971
Hongkong Land Holdings, Ltd.	1,110,000	5,328,000
Hysan Development Co., Ltd.	377,841	1,230,405
Jardine Matheson Holdings, Ltd.	134,305	7,123,537
Johnson Electric Holdings, Ltd.	110,500	235,630
Kerry Properties, Ltd.	516,500	1,363,462
Landing International Development, Ltd. (a)	132,000	4,070
Link REIT	1,417,525	12,154,662
LK Technology Holdings, Ltd.	92,500	201,525
Long Well International Holdings Ltd (a)(f)	3,424,000	—
Luk Fook Holdings International, Ltd.	132,000	339,129
Man Wah Holdings, Ltd.	635,600	937,317
Melco International Development, Ltd. (a)	229,000	269,458
Melco Resorts & Entertainment, Ltd. ADR (a)	71,486	732,017
Modern Dental Group, Ltd.	756,000	769,144
New World Development Co., Ltd.	631,129	2,582,192
NWS Holdings, Ltd.	1,296,000	1,200,331
Pacific Basin Shipping, Ltd.	12,548,000	5,835,042
Pacific Textiles Holdings, Ltd.	1,265,000	640,247
PAX Global Technology, Ltd.	1,171,000	1,481,679
PCCW, Ltd.	1,481,875	761,434
Perfect Medical Health Management, Ltd.	942,000	717,574
Power Assets Holdings, Ltd.	102,500	603,046
Prosperity REIT	1,346,000	536,004
Realord Group Holdings, Ltd. (a)(b)	550,000	703,692
Shun Tak Holdings, Ltd. (a)	760,000	204,043
Sino Land Co., Ltd.	3,411,858	4,593,176
Solomon Systech International, Ltd.	3,798,000	346,397
Stella International Holdings, Ltd.	523,000	671,835
Sun Hung Kai Properties, Ltd.	728,509	9,114,960
SUNeVision Holdings, Ltd.	1,011,000	954,552
Sunlight Real Estate Investment Trust	1,046,000	603,308
Swire Pacific, Ltd. Class A	25,500	151,664
Swire Pacific, Ltd. Class B	892,500	878,209
Swire Properties, Ltd.	616,600	1,546,124
See accompanying notes to financial statements.
108

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Techtronic Industries Co., Ltd.	772,000	$ 15,381,192
Value Partners Group, Ltd.	402,000	203,462
Vitasoy International Holdings, Ltd. (b)	230,000	584,997
Viva China Holdings, Ltd. (b)	1,280,000	240,062
VTech Holdings, Ltd. (b)	149,300	1,091,272
Wharf Real Estate Investment Co., Ltd.	167,000	864,535
Yue Yuen Industrial Holdings, Ltd. (a)	673,500	1,361,768
Yuexiu Real Estate Investment Trust	421,000	197,936
Zhuguang Holdings Group Co., Ltd. (b)	2,816,000	633,041
		234,192,087
INDONESIA — 0.0% (d)
First Pacific Co., Ltd.	2,788,000	1,002,794
IRELAND — 0.7%
AerCap Holdings NV (a)	39,761	2,298,584
Amarin Corp. PLC ADR (a)(b)	138,902	708,400
Bank of Ireland Group PLC (a)	442,284	2,618,284
C&C Group PLC (a)	252,596	801,744
CRH PLC	399,531	18,780,758
Dalata Hotel Group PLC (a)	244,489	1,161,737
Flutter Entertainment PLC (a)(c)	42,114	8,351,052
Flutter Entertainment PLC (a)(c)	18,692	3,699,854
Glanbia PLC	60,345	995,901
Greencore Group PLC (a)	208,433	396,830
ICON PLC (a)	30,101	7,887,064
Kerry Group PLC Class A	74,601	10,029,224
Kingspan Group PLC	69,854	6,962,327
Ryanair Holdings PLC ADR (a)	60,070	6,611,304
Smurfit Kappa Group PLC	93,874	4,937,130
		76,240,193
ISRAEL — 0.7%
Airport City, Ltd. (a)	30,210	546,302
Alony Hetz Properties & Investments, Ltd.	68,482	1,052,867
Amot Investments, Ltd.	85,887	607,783
Bank Hapoalim BM	511,773	4,521,033
Bank Leumi Le-Israel BM	648,725	5,527,781
Bezeq The Israeli Telecommunication Corp., Ltd. (a)	1,038,095	1,225,642
Biondvax Pharmaceuticals, Ltd. ADR (a)(b)	79,440	174,768
Check Point Software Technologies, Ltd. (a)	70,302	7,946,938
Chemomab Therapeutics, Ltd. (a)	30,504	337,984
Compugen, Ltd. (a)(b)	59,411	354,684
Electra, Ltd.	966	608,258
See accompanying notes to financial statements.
109

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Enlight Renewable Energy, Ltd. (a)	384,180	$ 835,606
Enlivex Therapeutics, Ltd. (a)(b)	18,492	182,701
First International Bank Of Israel, Ltd.	24,296	890,159
Fiverr International, Ltd. (a)(b)	10,743	1,962,531
Gav-Yam Lands Corp., Ltd.	69,826	710,781
Harel Insurance Investments & Financial Services, Ltd.	53,898	557,666
Icecure Medical, Ltd. (a)	38,843	338,325
ICL Group, Ltd.	214,717	1,577,358
Isracard, Ltd.	25,496	106,373
Israel Discount Bank, Ltd. Class A (a)	553,767	2,938,639
Melisron, Ltd. (a)	9,720	779,432
Mivne Real Estate KD, Ltd.	277,020	974,591
Nano Dimension, Ltd. ADR (a)(b)	80,131	451,939
Nice, Ltd. (a)	30,225	8,431,877
Nova Ltd. (a)	12,231	1,243,137
Oramed Pharmaceuticals, Inc. (a)	26,872	590,647
Paz Oil Co., Ltd. (a)	4,583	498,623
Phoenix Holdings, Ltd.	68,132	778,646
Plus500, Ltd.	49,922	935,642
Radware, Ltd. (a)	18,980	640,006
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	78,723	5,656,275
Redhill Biopharma, Ltd. ADR (a)(b)	17,297	79,220
REIT 1, Ltd.	738,367	4,364,539
Sapiens International Corp. NV	12,146	352,014
Shapir Engineering and Industry, Ltd.	66,181	532,747
Shikun & Binui, Ltd. (a)	104,710	616,676
Shufersal, Ltd.	951,152	7,724,434
Sisram Medical, Ltd. (e)	297,600	435,047
Strauss Group, Ltd.	172,545	5,049,354
Teva Pharmaceutical Industries, Ltd. ADR (a)	524,848	5,112,020
Wix.com, Ltd. (a)	20,522	4,021,696
		82,272,741
ITALY — 1.8%
A2A SpA	714,999	1,471,265
AMCO - Asset Management Co. SpA (a)(b)(f)	102	—
Amplifon SpA	39,836	1,902,119
Anima Holding SpA (e)	133,157	638,123
Assicurazioni Generali SpA	150,157	3,200,310
Atlantia SpA (a)	199,219	3,780,740
Autogrill SpA (a)(b)	90,238	736,462
Azimut Holding SpA	51,263	1,411,611
Banca Generali SpA (a)	34,983	1,536,600
See accompanying notes to financial statements.
110

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Banca IFIS SpA	94,211	$ 1,827,771
Banca Mediolanum SpA	120,039	1,300,764
Banca Monte dei Paschi di Siena SpA (a)(b)	7,706	9,654
Banca Popolare di Sondrio SCPA	348,581	1,489,100
Banco BPM SpA	490,817	1,545,517
BFF Bank SpA (e)	141,079	1,372,612
Biesse SpA (a)	4,820	151,161
BPER Banca	675,116	1,512,429
Brembo SpA	215,786	2,728,429
Brunello Cucinelli SpA (a)	16,250	895,318
Buzzi Unicem SpA	55,310	1,265,685
Cerved Group SpA (a)	92,366	1,094,026
Davide Campari-Milano NV	39,434	556,651
De' Longhi SpA	35,829	1,290,566
DiaSorin SpA	11,252	2,364,896
Enav SpA (a)(e)	119,039	558,463
Enel SpA	2,696,313	20,783,656
Eni SpA	1,225,738	16,401,890
ERG SpA	25,745	766,815
Esprinet SpA	195,499	2,562,547
Falck Renewables SpA	57,206	445,860
Ferrari NV	51,689	10,839,804
FinecoBank Banca Fineco SpA (a)	187,963	3,413,548
Hera SpA	352,754	1,445,603
Immobiliare Grande Distribuzione SIIQ SpA REIT (a)	257,002	1,167,582
Infrastrutture Wireless Italiane SpA (e)	112,011	1,250,899
Interpump Group SpA	96,049	6,233,695
Intesa Sanpaolo SpA	7,908,369	22,487,319
Iren SpA	1,454,237	4,321,335
Italgas SpA	157,812	1,013,245
Leonardo SpA (a)	345,748	2,850,613
Mediaset NV (b)	351,574	1,009,678
Mediobanca Banca di Credito Finanziario SpA (a)	204,082	2,469,277
Moncler SpA	77,731	4,776,378
Nexi SpA (a)(e)	117,350	2,197,805
Pirelli & C SpA (e)	190,840	1,123,564
Poste Italiane SpA (e)	218,024	3,014,459
PRADA SpA	160,300	886,477
Prysmian SpA	99,187	3,485,368
Recordati Industria Chimica e Farmaceutica SpA	76,205	4,440,618
Reply SpA	66,679	12,318,054
Saipem SpA (a)(b)	480,392	1,185,321
See accompanying notes to financial statements.
111

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Salvatore Ferragamo SpA (a)(b)	33,279	$ 682,666
Snam SpA	1,053,840	5,857,584
Societa Cattolica Di Assicurazione SPA (a)	244,325	1,997,697
Technogym SpA (e)	84,704	951,736
Telecom Italia SpA (c)	7,027,880	2,764,400
Telecom Italia SpA (c)	1,899,582	770,312
Terna - Rete Elettrica Nazionale	688,728	4,897,763
UniCredit SpA	957,594	12,762,741
Unipol Gruppo SpA	176,958	1,036,502
UnipolSai Assicurazioni SpA	277,663	782,612
Zignago Vetro SpA	191,459	3,789,905
		203,825,600
JAPAN — 22.5%
3-D Matrix, Ltd. (a)	165,900	452,015
ABC-Mart, Inc.	9,500	538,965
Acom Co., Ltd. (b)	312,200	1,147,228
Activia Properties, Inc. REIT	169	692,207
ADEKA Corp.	22,400	507,727
Advance Residence Investment Corp. REIT	419	1,359,426
Advanced Media, Inc. (a)	6,800	47,050
Advantest Corp.	161,800	14,544,961
Aeon Co., Ltd.	635,820	16,753,850
AEON Financial Service Co., Ltd.	97,400	1,249,199
Aeon Mall Co., Ltd.	22,100	341,676
AEON REIT Investment Corp.	545	731,714
AGC, Inc.	152,600	7,905,248
AI inside, Inc. (a)(b)	1,800	145,355
Aica Kogyo Co., Ltd.	13,300	457,141
Aiming, Inc. (a)	109,900	353,611
Ain Holdings, Inc.	6,000	375,353
Air Water, Inc.	152,600	2,452,268
Aisin Corp.	153,300	5,592,032
Ajinomoto Co., Inc.	313,000	9,274,282
Akita Bank, Ltd.	16,555	216,332
ALBERT, Inc. (a)(b)	10,100	461,663
Alconix Corp.	7,800	113,251
Alfresa Holdings Corp.	154,400	2,319,287
Alps Alpine Co., Ltd.	153,400	1,674,579
Amada Co., Ltd.	160,600	1,675,451
Amano Corp.	23,000	592,857
ANA Holdings, Inc. (a)	29,500	768,203
AnGes, Inc. (a)(b)	38,900	240,565
See accompanying notes to financial statements.
112

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Anritsu Corp. (b)	34,000	$ 609,456
Aomori Bank, Ltd.	1,010	19,453
Aoyama Trading Co., Ltd. (a)	2,100	16,017
Aozora Bank, Ltd. (b)	14,200	348,589
Arcs Co., Ltd.	21,600	439,066
As One Corp.	5,000	732,243
Asahi Group Holdings, Ltd.	322,636	15,675,642
Asahi Holdings, Inc.	33,200	604,042
Asahi Intecc Co., Ltd.	120,900	3,326,579
Asahi Kasei Corp.	633,150	6,789,729
Asics Corp.	153,800	3,531,576
Astellas Pharma, Inc.	1,122,700	18,539,769
Atom Corp. (b)	479,900	3,384,999
Awa Bank, Ltd.	2,310	45,341
Azbil Corp.	33,200	1,431,253
Bandai Namco Holdings, Inc.	154,800	11,654,224
Bank of Iwate, Ltd.	155,355	2,394,897
Bank of Kyoto, Ltd.	10,700	494,842
Bank of Okinawa, Ltd. (a)	157,300	3,934,791
BASE, Inc. (a)(b)	61,500	604,114
BayCurrent Consulting, Inc.	3,100	1,578,131
Benefit One, Inc.	24,500	1,159,399
Benesse Holdings, Inc.	35,900	813,079
Bic Camera, Inc.	120,900	1,154,008
Bridgestone Corp.	257,065	12,224,843
Brightpath Biotherapeutics Co., Ltd. (a)	147,600	207,692
Brother Industries, Ltd.	153,600	3,396,202
CAICA, Inc. (a)(b)	663,780	951,869
Calbee, Inc.	15,800	385,459
Can Do Co., Ltd. (b)	5,300	90,586
Canon Marketing Japan, Inc.	41,800	976,526
Canon, Inc. (b)	625,616	15,366,351
Capcom Co., Ltd.	35,200	979,574
Casio Computer Co., Ltd. (b)	321,900	5,357,547
Central Japan Railway Co.	96,000	15,379,789
Change, Inc. (a)(b)	51,600	1,080,328
Chiba Bank, Ltd.	301,550	1,970,244
Chubu Electric Power Co., Inc.	315,765	3,739,937
Chugai Pharmaceutical Co., Ltd.	415,340	15,273,493
Chugoku Bank, Ltd.	152,600	1,180,316
Chugoku Electric Power Co., Inc.	153,100	1,398,242
Citizen Watch Co., Ltd.	155,500	719,140
See accompanying notes to financial statements.
113

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
CKD Corp.	26,100	$ 559,545
Coca-Cola Bottlers Japan Holdings, Inc.	152,200	2,208,486
cocokara fine, Inc. (a)	9,800	754,049
COLOPL, Inc. (a)	2,000	14,430
Colowide Co., Ltd. (b)	2,400	37,858
Comforia Residential REIT, Inc.	127	390,988
COMSYS Holdings Corp.	32,900	869,568
Concordia Financial Group, Ltd.	633,300	2,508,793
COOKPAD, Inc. (a)(b)	153,300	339,369
Cosmo Energy Holdings Co., Ltd.	8,700	198,133
Cosmos Pharmaceutical Corp.	6,000	1,023,348
Credit Saison Co., Ltd.	315,800	4,177,646
Creek & River Co., Ltd.	9,600	158,401
CrowdWorks, Inc. (a)	51,500	773,135
CyberAgent, Inc.	131,500	2,552,803
Dai Nippon Printing Co., Ltd.	149,100	3,620,093
Daicel Corp.	156,500	1,224,508
Daido Steel Co., Ltd.	8,500	363,007
Daifuku Co., Ltd.	10,600	999,435
Dai-ichi Life Holdings, Inc.	631,100	13,987,993
Daiichi Sankyo Co., Ltd.	946,395	25,272,542
Daiichikosho Co., Ltd.	15,000	557,921
Daikin Industries, Ltd.	162,810	35,691,979
Daio Paper Corp.	41,700	783,732
Daiseki Co., Ltd.	21,720	950,950
Daishi Hokuetsu Financial Group, Inc.	1,517	34,602
Daito Trust Construction Co., Ltd. (b)	14,155	1,654,324
Daiwa House Industry Co., Ltd.	319,400	10,703,443
Daiwa House REIT Investment Corp.	1,414	4,137,764
Daiwa Office Investment Corp. REIT	92	620,067
Daiwa Securities Group, Inc.	1,442,250	8,452,496
Daiwa Securities Living Investments Corp. REIT	570	571,149
Daiwabo Holdings Co., Ltd.	40,000	646,023
DCM Holdings Co., Ltd.	49,200	477,559
DD Holdings Co., Ltd. (a)(b)	5,300	25,603
Demae-Can Co., Ltd. (a)(b)	1,200	18,090
DeNA Co., Ltd.	153,200	2,847,742
Denka Co., Ltd.	7,000	246,561
Denso Corp.	287,710	18,939,995
Dentsu Group, Inc.	154,400	5,957,356
Descente, Ltd. (a)	37,600	1,319,304
DIC Corp.	36,700	1,041,053
See accompanying notes to financial statements.
114

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Digital Garage, Inc.	12,500	$ 574,726
Dip Corp.	32,300	1,229,181
Disco Corp.	7,100	1,994,936
DMG Mori Co., Ltd.	27,200	514,380
Dowa Holdings Co., Ltd.	4,400	174,304
Duskin Co., Ltd.	18,300	426,932
East Japan Railway Co.	163,800	11,512,611
Ebara Corp.	3,800	189,021
Eisai Co., Ltd.	159,051	11,968,561
Electric Power Development Co., Ltd.	146,600	2,124,600
EM Systems Co., Ltd.	32,700	235,927
ENEOS HoldingS, Inc.	1,742,100	7,118,292
en-japan, Inc.	33,700	1,211,136
euglena Co., Ltd. (a)(b)	5,000	39,166
Ezaki Glico Co., Ltd.	2,700	102,725
FAN Communications, Inc.	5,200	21,112
Fancl Corp.	16,900	561,188
FANUC Corp.	105,155	23,151,535
Fast Retailing Co., Ltd.	23,800	17,593,762
Feed One Co., Ltd.	477,380	3,226,032
FFRI Security, Inc. (a)	7,500	122,743
Financial Products Group Co., Ltd.	157,600	1,011,352
FINDEX, Inc.	139,300	1,257,227
Fixstars Corp.	7,700	54,588
Focus Systems Corp.	13,300	120,752
Food & Life Cos., Ltd.	27,000	1,248,667
Foster Electric Co., Ltd. (b)	160,600	1,335,754
FP Corp.	11,600	430,419
Freee KK (a)	3,100	226,440
Frontier Real Estate Investment Corp. REIT	177	775,738
Fuji Corp.	29,600	760,593
Fuji Electric Co., Ltd.	38,300	1,754,094
Fuji Kyuko Co., Ltd.	11,500	495,250
Fuji Oil Holdings, Inc.	20,000	470,177
Fuji Seal International, Inc.	17,500	380,506
Fuji Soft, Inc.	10,800	568,192
FUJIFILM Holdings Corp.	268,110	23,162,109
Fujikura, Ltd. (a)	130,900	777,833
Fujitec Co., Ltd.	30,500	713,740
Fujitsu General, Ltd. (b)	23,800	594,067
Fujitsu, Ltd.	149,151	27,149,960
Fukuoka Financial Group, Inc. (b)	318,834	5,746,585
See accompanying notes to financial statements.
115

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Fukuoka REIT Corp.	10	$ 15,012
Fukuyama Transporting Co., Ltd.	9,000	393,637
Funai Soken Holdings, Inc.	41,400	1,139,708
Furukawa Electric Co., Ltd.	155,855	3,434,886
Fuyo General Lease Co., Ltd.	10,000	692,808
GA Technologies Co., Ltd. (a)(b)	15,300	141,241
Gakujo Co., Ltd. (b)	17,400	198,991
giftee, Inc. (a)(b)	8,200	297,280
Glory, Ltd.	15,000	336,097
GLP J-REIT	1,603	2,632,038
GMO internet, Inc.	26,400	678,130
GMO Payment Gateway, Inc.	7,400	940,462
GNI Group, Ltd. (a)(b)	36,900	543,702
Goldwin, Inc.	7,600	496,563
GS Yuasa Corp.	3,400	77,462
Gumi, Inc. (b)	15,300	111,348
GungHo Online Entertainment, Inc.	8,100	148,969
Gunma Bank, Ltd.	164,400	531,915
Gurunavi, Inc. (a)	5,200	26,985
H.U. Group Holdings, Inc.	20,000	544,029
Hachijuni Bank, Ltd.	310,300	1,109,654
Hakuhodo DY Holdings, Inc.	157,000	2,721,380
Hamamatsu Photonics KK	153,400	9,541,528
Hankyu Hanshin Holdings, Inc.	158,100	5,001,954
Hankyu Hanshin REIT, Inc.	1,615	2,383,961
Hanwa Co., Ltd.	18,700	582,411
Harmonic Drive Systems, Inc. (b)	10,200	493,659
Haseko Corp.	157,400	2,117,476
Hazama Ando Corp.	112,900	812,536
Heiwa Real Estate REIT, Inc.	4,751	7,000,353
Hikari Tsushin, Inc.	5,000	846,516
Hino Motors, Ltd.	154,100	1,451,572
Hirogin Holdings, Inc.	147,400	844,173
Hirose Electric Co., Ltd.	8,240	1,375,857
HIS Co., Ltd. (a)	46,700	1,247,122
Hisamitsu Pharmaceutical Co., Inc.	23,800	905,499
Hitachi Construction Machinery Co., Ltd.	13,700	389,850
Hitachi Metals, Ltd. (a)	124,200	2,401,070
Hitachi Transport System, Ltd.	18,400	820,435
Hitachi Zosen Corp.	84,500	652,068
Hitachi, Ltd.	512,195	30,481,513
Hokkoku Bank, Ltd. (a)	16,555	322,568
See accompanying notes to financial statements.
116

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Hokuhoku Financial Group, Inc.	28,600	$ 219,675
Hokuriku Electric Power Co.	155,000	837,688
Honda Motor Co., Ltd.	812,275	25,152,679
Horiba, Ltd.	4,900	344,307
Hoshino Resorts REIT, Inc.	98	647,331
Hoshizaki Corp.	15,400	1,405,082
House Foods Group, Inc.	12,000	366,749
Hoya Corp.	161,206	25,248,262
Hulic Co., Ltd.	159,600	1,785,174
Hulic Reit, Inc.	1,205	1,895,384
Hyakugo Bank, Ltd.	152,950	446,890
Ibiden Co., Ltd.	159,400	8,857,540
IBJ, Inc.	17,100	173,950
Ichigo Office REIT Investment Corp.	6,353	5,130,229
Idemitsu Kosan Co., Ltd.	131,694	3,477,217
IHI Corp.	30,800	792,532
Iida Group Holdings Co., Ltd.	139,000	3,589,146
Inaba Denki Sangyo Co., Ltd.	23,600	577,441
Industrial & Infrastructure Fund Investment Corp. REIT	160	290,674
Infomart Corp.	628,800	5,720,206
Inpex Corp.	480,000	3,768,586
Intage Holdings, Inc.	311,200	4,565,847
Internet Initiative Japan, Inc.	23,000	802,913
Invesco Office J-REIT, Inc.	3,101	631,558
Invincible Investment Corp. REIT	2,951	1,161,093
IR Japan Holdings, Ltd. (b)	3,600	399,122
Iriso Electronics Co., Ltd.	4,400	180,220
Isetan Mitsukoshi Holdings, Ltd.	161,900	1,227,581
Isuzu Motors, Ltd.	639,500	8,442,604
ITmedia, Inc.	9,100	187,668
Ito En, Ltd.	8,200	545,319
ITOCHU Corp.	712,850	20,936,674
Itochu Techno-Solutions Corp.	23,600	769,922
Itoham Yonekyu Holdings, Inc.	95,900	629,162
Iwatani Corp.	18,400	1,083,469
Iyo Bank, Ltd.	158,300	817,215
Izumi Co., Ltd.	6,100	203,926
J Front Retailing Co., Ltd. (b)	153,000	1,489,205
JAFCO Group Co., Ltd.	13,700	881,613
Japan Airlines Co., Ltd. (a)	14,000	334,394
Japan Airport Terminal Co., Ltd. (a)	18,600	920,206
Japan Elevator Service Holdings Co., Ltd.	51,200	1,175,925
See accompanying notes to financial statements.
117

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Japan Excellent, Inc. REIT	1,532	$ 1,872,864
Japan Exchange Group, Inc.	317,200	7,889,133
Japan Hotel REIT Investment Corp.	1,604	964,628
Japan Logistics Fund, Inc. REIT	37	109,765
Japan Metropolitan Fund Invest REIT	10,944	10,524,680
Japan Post Bank Co., Ltd.	12,600	108,411
Japan Post Holdings Co., Ltd.	77,200	653,579
Japan Post Insurance Co., Ltd.	14,300	261,072
Japan Prime Realty Investment Corp. REIT	120	435,581
Japan Real Estate Investment Corp. REIT	151	904,038
Japan Steel Works, Ltd.	31,100	813,074
Japan Tobacco, Inc.	470,400	9,233,036
JCR Pharmaceuticals Co., Ltd.	24,400	610,355
Jeol, Ltd.	15,300	1,125,817
JFE Holdings, Inc.	317,910	4,835,252
JGC Holdings Corp.	154,300	1,450,690
JSR Corp.	313,100	11,379,077
J-Stream, Inc. (b)	9,400	99,160
JTEKT Corp.	155,300	1,361,267
Justsystems Corp.	13,100	742,030
Kadokawa Corp.	23,400	1,302,389
Kagome Co., Ltd.	11,700	302,003
Kajima Corp.	154,437	1,995,950
Kakaku.com, Inc.	156,700	5,091,082
Kaken Pharmaceutical Co., Ltd.	2,000	82,366
Kamigumi Co., Ltd.	18,400	388,367
Kaneka Corp.	7,600	319,803
Kansai Electric Power Co., Inc.	631,600	6,144,762
Kansai Paint Co., Ltd.	156,700	3,904,333
Kao Corp.	285,300	17,016,998
Katitas Co., Ltd.	20,300	721,394
Kawasaki Heavy Industries, Ltd. (b)	40,200	939,291
Kawasaki Kisen Kaisha, Ltd. (a)	33,700	1,836,397
KDDI Corp.	821,200	27,166,025
Keihan Holdings Co., Ltd.	22,700	655,111
Keikyu Corp. (b)	158,400	1,986,122
Keio Corp.	14,700	789,182
Keisei Electric Railway Co., Ltd.	154,500	5,144,230
Kenedix Office Investment Corp. REIT	42	288,721
Kenedix Residential Next Investment Corp. REIT	223	434,108
Kenedix Retail REIT Corp.	237	613,662
Kewpie Corp.	5,500	133,834
See accompanying notes to financial statements.
118

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Key Coffee, Inc.	16,100	$ 311,827
Keyence Corp.	109,100	65,513,780
Kikkoman Corp.	24,800	2,020,453
Kinden Corp.	43,500	736,079
Kintetsu Group Holdings Co., Ltd. (a)	24,410	825,882
Kirin Holdings Co., Ltd.	471,000	8,759,355
Kiyo Bank, Ltd.	321,200	4,568,626
KNT-CT Holdings Co., Ltd. (a)(b)	71,300	1,246,112
Kobayashi Pharmaceutical Co., Ltd.	14,300	1,132,978
Kobe Bussan Co., Ltd.	30,400	995,850
Kobe Steel, Ltd.	160,599	985,976
Koei Tecmo Holdings Co., Ltd.	21,060	1,004,160
Koito Manufacturing Co., Ltd.	16,700	1,008,810
Kokuyo Co., Ltd.	121,700	2,066,964
Komatsu, Ltd.	531,020	12,826,340
Konami Holdings Corp.	26,100	1,644,481
Konica Minolta, Inc.	483,375	2,616,702
Kose Corp.	10,300	1,235,169
Kotobuki Spirits Co., Ltd.	9,600	659,933
K's Holdings Corp.	153,000	1,589,308
Kubota Corp.	650,650	13,931,462
Kuraray Co., Ltd.	160,200	1,547,798
Kureha Corp.	8,000	545,642
Kurita Water Industries, Ltd.	159,710	7,729,635
Kusuri no Aoki Holdings Co., Ltd. (b)	7,000	482,456
Kyocera Corp.	160,000	10,038,091
Kyoritsu Maintenance Co., Ltd. (b)	1,200	46,946
Kyowa Exeo Corp.	12,400	305,513
Kyowa Kirin Co., Ltd.	154,500	5,573,493
Kyudenko Corp.	8,200	272,660
Kyushu Electric Power Co., Inc.	162,700	1,238,022
Kyushu Financial Group, Inc.	154,300	555,936
Kyushu Railway Co.	18,500	447,183
LaSalle Logiport REIT	298	500,784
Lasertec Corp.	31,600	7,247,538
Lawson, Inc. (b)	12,900	633,583
Leopalace21 Corp. (a)	1,600	3,556
LIKE, Inc.	6,200	106,302
Lion Corp.	152,800	2,476,024
Lixil Corp.	154,600	4,510,177
Locondo, Inc.	26,200	324,521
M3, Inc.	302,500	21,667,757
See accompanying notes to financial statements.
119

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Mabuchi Motor Co., Ltd.	42,900	$ 1,491,840
Maeda Corp. (a)(b)	35,900	289,259
Maeda Road Construction Co., Ltd. (a)	22,900	420,691
Makita Corp.	155,800	8,587,676
Mani, Inc.	21,000	401,649
Marubeni Corp.	1,592,050	13,315,716
Maruha Nichiro Corp.	10,200	242,807
Marui Group Co., Ltd.	154,900	3,015,396
Maruichi Steel Tube, Ltd.	10,200	237,322
Matsumotokiyoshi Holdings Co., Ltd.	22,600	1,022,899
Matsuya Co., Ltd. (a)	315,800	3,249,280
Maxvalu Tokai Co., Ltd.	5,100	118,661
Mazda Motor Corp. (a)	318,400	2,785,197
McDonald's Holdings Co. Japan, Ltd.	20,100	947,578
Mebuki Financial Group, Inc.	470,000	1,036,254
Medical Data Vision Co., Ltd.	3,800	53,164
Medipal Holdings Corp.	320,199	6,052,428
Medley, Inc. (a)(b)	28,100	1,048,949
MedPeer, Inc. (a)(b)	15,500	533,453
MEIJI Holdings Co., Ltd.	29,100	1,880,448
Meiko Network Japan Co., Ltd. (b)	315,700	1,836,337
Meitec Corp.	10,500	582,523
Menicon Co., Ltd.	20,200	787,542
Mercari, Inc. (a)(b)	25,300	1,396,800
Milbon Co., Ltd.	22,600	1,387,497
MINEBEA MITSUMI, Inc.	161,900	4,155,784
Mirait Holdings Corp.	39,700	791,331
MISUMI Group, Inc.	156,800	6,682,357
Mitsubishi Chemical Holdings Corp.	790,300	7,249,581
Mitsubishi Corp.	815,538	25,845,775
Mitsubishi Electric Corp.	1,163,050	16,230,059
Mitsubishi Estate Co., Ltd.	636,625	10,159,183
Mitsubishi Estate Logistics REIT Investment Corp.	139	609,818
Mitsubishi Gas Chemical Co., Inc. (b)	154,500	3,067,152
Mitsubishi HC Capital, Inc.	311,400	1,641,077
Mitsubishi Heavy Industries, Ltd.	31,410	851,300
Mitsubishi Logistics Corp.	4,500	133,901
Mitsubishi Materials Corp.	17,100	335,946
Mitsubishi Motors Corp. (a)(b)	476,700	1,311,646
Mitsubishi UFJ Financial Group, Inc.	4,953,924	29,210,725
Mitsui & Co., Ltd.	1,009,726	22,298,587
Mitsui Chemicals, Inc.	117,610	3,968,646
See accompanying notes to financial statements.
120

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Mitsui Fudosan Co., Ltd.	479,700	$ 11,468,517
Mitsui Fudosan Logistics Park, Inc. REIT	136	719,158
Mitsui High-Tec, Inc.	18,500	1,289,068
Mitsui Mining & Smelting Co., Ltd.	25,400	713,681
Mitsui OSK Lines, Ltd. (b)	14,255	965,878
Miura Co., Ltd.	16,300	655,944
Mixi, Inc.	2,100	47,411
Mizuho Financial Group, Inc.	387,070	5,496,862
Mochida Pharmaceutical Co., Ltd.	12,000	367,824
Monex Group, Inc.	72,300	379,077
Money Forward, Inc. (a)	21,600	1,546,798
MonotaRO Co., Ltd.	92,500	2,092,494
Mori Hills REIT Investment Corp.	482	652,315
Mori Trust Sogo REIT, Inc.	237	314,584
Morinaga & Co., Ltd.	20,900	772,687
Morinaga Milk Industry Co., Ltd.	12,000	752,857
MS&AD Insurance Group Holdings, Inc.	318,199	10,711,678
Murata Manufacturing Co., Ltd.	346,200	30,904,342
Musashino Bank, Ltd.	158,955	2,622,775
Nabtesco Corp.	15,000	571,365
Nachi-Fujikoshi Corp.	1,500	61,640
Nagase & Co., Ltd.	126,000	2,136,608
Nagawa Co., Ltd.	4,200	466,820
Nagoya Railroad Co., Ltd. (a)	140,800	2,603,365
Nakanishi, Inc.	32,700	745,293
Nankai Electric Railway Co., Ltd.	29,100	629,598
NanoCarrier Co., Ltd. (a)(b)	319,400	870,245
Nanto Bank, Ltd.	158,755	2,857,092
NEC Corp.	33,800	1,838,817
NEC Networks & System Integration Corp.	32,100	607,620
NET One Systems Co., Ltd.	18,600	613,471
Nexon Co., Ltd.	302,400	4,897,484
NexTone, Inc. (a)	18,000	516,245
NGK Insulators, Ltd.	158,300	2,699,932
NGK Spark Plug Co., Ltd.	139,900	2,196,772
NH Foods, Ltd.	28,800	1,091,857
NHK Spring Co., Ltd.	155,100	1,113,467
Nichias Corp.	24,600	603,673
Nichirei Corp.	152,000	3,986,126
Nidec Corp.	300,300	33,427,972
Nifco, Inc.	5,000	156,173
Nihon Kohden Corp.	21,800	742,460
See accompanying notes to financial statements.
121

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Nihon M&A Center, Inc.	65,400	$ 1,931,374
Nihon Parkerizing Co., Ltd.	40,600	421,374
Nihon Unisys, Ltd.	19,300	504,230
Nikkon Holdings Co., Ltd.	14,700	305,001
Nikon Corp.	317,600	3,558,145
Nintendo Co., Ltd.	43,900	21,368,667
Nippo Corp.	20,700	744,885
Nippon Accommodations Fund, Inc. REIT	119	666,592
Nippon Building Fund, Inc. REIT	284	1,845,395
Nippon Electric Glass Co., Ltd.	33,700	801,913
Nippon Express Co., Ltd.	27,000	1,868,160
Nippon Gas Co., Ltd.	43,500	600,013
Nippon Kayaku Co., Ltd.	101,800	1,129,540
Nippon Paint Holdings Co., Ltd.	681,900	7,437,798
Nippon Paper Industries Co., Ltd. (b)	4,200	44,795
Nippon Prologis REIT, Inc.	1,524	5,087,968
NIPPON REIT Investment Corp.	97	376,437
Nippon Sanso Holdings Corp.	153,300	3,867,708
Nippon Shinyaku Co., Ltd.	18,500	1,542,012
Nippon Shokubai Co., Ltd.	12,200	632,005
Nippon Steel Corp.	469,600	8,560,756
Nippon Suisan Kaisha, Ltd.	958,500	5,592,503
Nippon Telegraph & Telephone Corp.	569,900	15,757,486
Nippon Television Holdings, Inc.	2,000	22,639
Nippon Yusen KK	16,555	1,253,773
Nipro Corp.	131,700	1,371,592
Nishimatsu Construction Co., Ltd. (b)	24,600	766,166
Nishi-Nippon Railroad Co., Ltd.	16,000	407,546
Nissan Chemical Corp.	24,900	1,459,520
Nissan Motor Co., Ltd. (a)	1,261,741	6,356,483
Nissei ASB Machine Co., Ltd.	4,300	148,376
Nisshin Seifun Group, Inc.	156,000	2,601,981
Nisshinbo Holdings, Inc.	140,500	1,088,203
Nissin Foods Holdings Co., Ltd.	10,400	835,169
Nitori Holdings Co., Ltd.	14,600	2,893,175
Nitto Boseki Co., Ltd.	14,600	490,701
Nitto Denko Corp.	154,200	11,028,600
NOF Corp.	11,300	640,072
NOK Corp.	53,700	633,860
Nomura Holdings, Inc.	1,868,885	9,272,819
Nomura Real Estate Holdings, Inc.	33,900	886,580
Nomura Real Estate Master Fund, Inc. REIT	1,623	2,336,131
See accompanying notes to financial statements.
122

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Nomura Research Institute, Ltd.	127,400	$ 4,727,188
NSD Co., Ltd.	29,700	543,557
NSK, Ltd. (b)	162,600	1,109,017
NTN Corp. (a)	299,700	679,580
NTT Data Corp.	635,600	12,333,175
NTT UD REIT Investment Corp.	285	391,835
Obayashi Corp.	319,750	2,662,315
Obic Co., Ltd.	8,000	1,532,243
Odakyu Electric Railway Co., Ltd.	160,999	3,741,612
Ogaki Kyoritsu Bank, Ltd.	16,555	294,080
Oisix ra daichi, Inc. (a)	4,200	186,897
Oji Holdings Corp.	334,400	1,693,354
Oki Electric Industry Co., Ltd.	3,600	31,588
OKUMA Corp.	11,800	575,326
Olympus Corp.	639,200	14,072,998
Omron Corp.	154,100	15,330,585
OncoTherapy Science, Inc. (a)(b)	298,700	240,941
Ono Pharmaceutical Co., Ltd.	312,900	7,159,612
Open House Co., Ltd.	21,200	1,257,844
Oracle Corp. Japan	8,500	748,107
Oriental Land Co., Ltd.	129,700	21,075,160
ORIX Corp.	635,700	12,021,752
Orix JREIT, Inc.	1,509	2,623,760
Osaka Gas Co., Ltd.	170,100	3,123,772
OSG Corp.	39,500	682,908
Otsuka Corp.	28,300	1,455,900
Otsuka Holdings Co., Ltd.	313,700	13,458,946
Outsourcing, Inc.	45,700	829,420
PALTAC Corp.	12,000	543,132
Pan Pacific International Holdings Corp.	190,500	3,957,688
Panasonic Corp.	1,129,250	14,068,183
Park24 Co., Ltd. (a)	50,100	856,740
Penta-Ocean Construction Co., Ltd.	148,100	1,012,774
PeptiDream, Inc. (a)	25,100	818,857
Persol Holdings Co., Ltd.	146,000	3,676,989
Pharma Foods International Co., Ltd. (b)	105,900	2,552,230
Pigeon Corp.	138,700	3,232,086
Pilot Corp.	15,200	580,345
Pola Orbis Holdings, Inc.	30,800	711,650
Precision System Science Co., Ltd. (b)	34,700	204,328
Raccoon Holdings, Inc. (b)	11,200	158,000
Rakus Co., Ltd.	31,300	1,109,491
See accompanying notes to financial statements.
123

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Rakuten Group, Inc.	320,000	$ 3,100,336
Raysum Co., Ltd.	3,300	22,626
Recruit Holdings Co., Ltd.	789,400	48,336,821
Relo Group, Inc.	10,000	208,111
Renesas Electronics Corp. (a)	155,300	1,943,077
Rengo Co., Ltd.	167,500	1,316,581
RENOVA, Inc. (a)(b)	15,500	638,337
ReproCELL, Inc. (a)(b)	319,200	818,205
Resona Holdings, Inc.	1,109,200	4,461,653
Resorttrust, Inc.	37,100	732,856
Ricoh Co., Ltd.	316,200	3,253,395
Ringer Hut Co., Ltd. (b)	900	20,101
Rinnai Corp.	5,100	560,394
Riso Kyoiku Co., Ltd. (a)(b)	493,518	1,946,206
Rock Field Co., Ltd. (b)	315,000	4,861,573
Rohm Co., Ltd.	12,300	1,172,951
Rohto Pharmaceutical Co., Ltd.	28,501	876,168
Ryohin Keikaku Co., Ltd.	122,500	2,744,790
Sakata Seed Corp.	12,700	399,525
San-In Godo Bank, Ltd.	153,050	773,652
Sanken Electric Co., Ltd.	11,100	625,758
Sankyo Co., Ltd.	10,000	249,518
Sankyu, Inc.	7,300	338,911
Sanrio Co., Ltd. (b)	3,900	90,356
Sansan, Inc. (a)	8,100	784,047
Santen Pharmaceutical Co., Ltd.	162,700	2,298,142
Sanwa Holdings Corp.	153,300	2,000,491
Sapporo Holdings, Ltd.	17,300	399,261
Sawai Group Holdings Co., Ltd.	12,300	573,247
SBI Holdings, Inc.	153,900	3,808,361
SCREEN Holdings Co., Ltd.	13,100	1,128,308
SCSK Corp.	39,300	833,375
Secom Co., Ltd.	159,148	11,557,932
Sega Sammy Holdings, Inc.	141,200	2,015,968
Seibu Holdings, Inc. (a)	154,800	1,975,668
Seiko Epson Corp.	163,000	3,300,175
Seino Holdings Co., Ltd.	154,000	1,875,743
Sekisui Chemical Co., Ltd.	161,800	2,794,431
Sekisui House REIT, Inc.	3,036	2,514,241
Sekisui House, Ltd.	317,600	6,693,582
Senko Group Holdings Co., Ltd.	56,600	520,979
Seria Co., Ltd.	20,100	704,378
See accompanying notes to financial statements.
124

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Seven & i Holdings Co., Ltd.	378,328	$ 17,242,195
Seven Bank, Ltd.	321,100	716,593
SG Holdings Co., Ltd.	286,600	8,168,389
Sharp Corp.	124,100	1,576,067
SHIFT, Inc. (a)	4,000	852,879
Shiga Bank, Ltd.	2,310	39,461
Shikoku Bank, Ltd.	1,820	12,054
Shikoku Electric Power Co., Inc.	154,100	1,071,760
Shimadzu Corp.	159,800	7,039,364
Shimamura Co., Ltd.	9,000	846,157
Shimano, Inc.	34,200	10,084,517
Shimizu Corp.	316,313	2,389,889
Shin-Etsu Chemical Co., Ltd.	168,317	28,511,685
Shinko Electric Industries Co., Ltd.	28,200	945,266
Shinsei Bank, Ltd. (b)	51,200	859,949
Shionogi & Co., Ltd.	158,700	10,886,756
Ship Healthcare Holdings, Inc.	19,200	496,283
Shiseido Co., Ltd.	167,500	11,314,788
Shizuoka Bank, Ltd. (b)	306,000	2,525,888
SHO-BOND Holdings Co., Ltd.	17,600	782,397
Shochiku Co., Ltd. (a)	3,400	402,241
Showa Denko KK	129,500	3,174,389
Silver Life Co., Ltd. (a)(b)	31,100	461,309
Skylark Holdings Co., Ltd. (a)	147,800	2,172,458
Small & medium sized Enterprises Holdings, Inc. (a)(b)	822,400	449,620
SMC Corp.	25,500	16,016,491
SMS Co., Ltd.	177,700	6,505,978
Softbank Corp.	489,000	6,637,602
SoftBank Group Corp.	644,372	37,423,532
Sohgo Security Services Co., Ltd.	26,200	1,185,839
Sojitz Corp.	126,600	2,087,780
Sompo Holdings, Inc.	269,100	11,772,145
Sony Group Corp.	633,820	70,752,661
Sosei Group Corp. (a)	30,300	517,334
Sotetsu Holdings, Inc.	11,800	235,418
Square Enix Holdings Co., Ltd.	24,700	1,317,186
Stanley Electric Co., Ltd.	146,173	3,699,687
Starts Proceed Investment Corp. REIT	51	113,267
Subaru Corp.	318,100	5,925,797
Sugi Holdings Co., Ltd.	8,100	591,665
SUMCO Corp.	151,900	3,064,548
Sumitomo Bakelite Co., Ltd.	15,300	711,692
See accompanying notes to financial statements.
125

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Sumitomo Chemical Co., Ltd.	1,589,550	$ 8,334,186
Sumitomo Corp.	800,275	11,343,356
Sumitomo Dainippon Pharma Co., Ltd.	140,300	2,512,385
Sumitomo Electric Industries, Ltd.	480,920	6,448,186
Sumitomo Forestry Co., Ltd.	151,000	2,901,582
Sumitomo Heavy Industries, Ltd.	14,800	390,112
Sumitomo Metal Mining Co., Ltd.	36,200	1,318,871
Sumitomo Mitsui Financial Group, Inc.	418,100	14,779,175
Sumitomo Mitsui Trust Holdings, Inc.	313,855	10,849,552
Sumitomo Osaka Cement Co., Ltd.	8,800	246,471
Sumitomo Realty & Development Co., Ltd.	177,200	6,490,848
Sumitomo Rubber Industries, Ltd.	154,600	1,973,116
Sun Corp. (b)	3,000	75,608
Sun Frontier Fudousan Co., Ltd.	3,100	31,118
Sundrug Co., Ltd.	3,900	119,193
Suntory Beverage & Food, Ltd.	11,100	461,609
SuRaLa Net Co., Ltd. (a)	1,600	32,782
Suruga Bank, Ltd.	153,700	573,060
Suzuken Co., Ltd.	11,800	346,888
Suzuki Motor Corp.	172,400	7,718,019
SymBio Pharmaceuticals, Ltd. (a)	36,600	336,887
Sysmex Corp.	127,100	15,868,277
Systena Corp.	29,700	602,119
T&D Holdings, Inc.	477,100	6,623,598
Tadano, Ltd.	5,200	55,181
Taiheiyo Cement Corp.	17,700	368,991
Taisei Corp. (b)	144,887	4,674,821
Taisho Pharmaceutical Holdings Co., Ltd.	6,300	368,712
Taiyo Yuden Co., Ltd.	164,200	9,727,645
Takara Bio, Inc.	19,600	555,985
Takara Holdings, Inc.	136,400	1,979,221
Takashimaya Co., Ltd.	103,600	1,161,583
Takeda Pharmaceutical Co., Ltd.	663,615	22,000,555
Takeuchi Manufacturing Co., Ltd.	161,400	3,774,077
Takuma Co., Ltd.	33,400	468,483
TDK Corp.	50,865	1,844,041
TechnoPro Holdings, Inc.	29,400	891,947
Teijin, Ltd.	318,710	4,553,204
tella, Inc. (a)(b)	94,200	165,478
TerraSky Co., Ltd. (a)	24,200	444,634
Terumo Corp.	318,600	15,091,203
THK Co., Ltd.	14,200	314,990
See accompanying notes to financial statements.
126

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
TIS, Inc.	116,400	$ 3,187,112
Toagosei Co., Ltd.	55,100	644,459
Tobu Railway Co., Ltd.	145,700	3,937,132
Toda Corp.	141,400	997,372
Toei Animation Co., Ltd.	7,700	1,416,964
Toei Co., Ltd.	3,400	671,315
Toho Bank, Ltd.	12,101	23,210
Toho Co., Ltd.	153,200	7,236,065
Toho Gas Co., Ltd.	29,600	1,293,300
Toho Holdings Co., Ltd.	13,500	220,695
Tohoku Electric Power Co., Inc.	315,600	2,325,101
Tokai Carbon Co., Ltd.	153,900	1,987,631
Tokio Marine Holdings, Inc.	355,465	19,182,207
Tokuyama Corp.	9,100	175,190
Tokyo Century Corp.	6,500	368,765
Tokyo Electric Power Co. Holdings, Inc. (a)	636,175	1,824,566
Tokyo Electron, Ltd.	99,255	44,185,488
Tokyo Gas Co., Ltd.	152,995	2,850,787
Tokyo Ohka Kogyo Co., Ltd.	14,100	870,706
Tokyo Seimitsu Co., Ltd.	14,500	599,754
Tokyo Tatemono Co., Ltd.	153,100	2,434,232
Tokyu Corp.	175,975	2,627,599
Tokyu Fudosan Holdings Corp.	163,300	1,009,877
Tokyu REIT, Inc.	379	628,411
Topcon Corp.	45,200	788,341
TOPPAN, INC.	142,700	2,433,862
Toray Industries, Inc.	1,521,850	9,768,756
Torikizoku Holdings Co., Ltd. (a)(b)	34,800	693,973
Toshiba Corp.	308,651	13,043,150
Tosoh Corp.	148,400	2,705,316
TOTO, Ltd.	138,200	6,601,891
Toyo Seikan Group Holdings, Ltd. (b)	152,000	1,796,890
Toyo Suisan Kaisha, Ltd.	30,900	1,372,256
Toyo Tire Corp.	153,000	2,749,406
Toyoda Gosei Co., Ltd.	16,000	322,223
Toyota Boshoku Corp.	36,100	644,186
Toyota Industries Corp.	153,800	12,681,694
Toyota Motor Corp.	5,610,940	100,577,011
Toyota Tsusho Corp.	153,200	6,528,936
Trend Micro, Inc.	20,000	1,114,945
Trusco Nakayama Corp.	43,300	1,127,412
TS Tech Co., Ltd.	36,400	471,414
See accompanying notes to financial statements.
127

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Tsumura & Co.	3,500	$ 112,301
Tsuruha Holdings, Inc.	10,000	1,233,251
Ube Industries, Ltd.	35,100	691,461
Ulvac, Inc.	18,500	1,062,828
Unicharm Corp.	161,600	7,167,900
United Urban Investment Corp. REIT	1,574	2,127,351
Ushio, Inc.	30,600	576,758
USS Co., Ltd.	154,610	2,650,853
Valor Holdings Co., Ltd.	18,900	409,592
Wacoal Holdings Corp.	25,300	538,086
Wacom Co., Ltd.	62,600	400,595
Warabeya Nichiyo Holdings Co., Ltd.	159,200	3,651,291
Welcia Holdings Co., Ltd.	13,000	467,219
West Japan Railway Co.	124,800	6,314,103
Workman Co., Ltd.	5,600	354,847
Yakult Honsha Co., Ltd.	151,500	7,685,324
Yamada Holdings Co., Ltd.	799,080	3,366,055
Yamagata Bank, Ltd.	1,634	12,565
Yamaguchi Financial Group, Inc.	126,200	753,298
Yamaha Corp.	154,800	9,781,223
Yamaha Motor Co., Ltd.	155,900	4,359,471
Yamanashi Chuo Bank, Ltd.	1,510	11,463
Yamato Holdings Co., Ltd.	159,800	4,053,184
Yamato Kogyo Co., Ltd.	21,300	687,251
Yamazaki Baking Co., Ltd. (b)	154,000	2,685,942
Yaoko Co., Ltd. (b)	27,100	1,671,055
Yaskawa Electric Corp.	154,700	7,487,161
Yokogawa Electric Corp.	154,400	2,710,908
Yokohama Rubber Co., Ltd.	46,600	841,577
Yoshinoya Holdings Co., Ltd. (a)(b)	22,600	457,570
Z Holdings Corp.	457,500	2,942,843
Zenkoku Hosho Co., Ltd.	15,800	773,184
Zenrin Co., Ltd.	2,100	20,289
Zensho Holdings Co., Ltd. (b)	20,500	510,043
Zeon Corp.	141,800	2,008,013
ZOZO, Inc.	33,800	1,270,813
		2,629,354,538
JORDAN — 0.0% (d)
Hikma Pharmaceuticals PLC	68,296	2,256,130
LUXEMBOURG — 0.1%
APERAM SA	22,222	1,233,110
See accompanying notes to financial statements.
128

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
ArcelorMittal SA	255,295	$ 7,828,830
Eurofins Scientific SE	47,550	6,108,179
SES SA	164,568	1,474,312
		16,644,431
MACAU — 0.1%
Galaxy Entertainment Group, Ltd. (a)	1,452,000	7,460,837
MGM China Holdings, Ltd. (a)(b)	440,800	274,061
Sands China, Ltd. (a)	1,254,000	2,577,380
SJM Holdings, Ltd. (a)(b)	57,000	38,807
Wynn Macau, Ltd. (a)(b)	618,800	518,273
		10,869,358
MALAYSIA — 0.0% (d)
UG Healthcare Corp., Ltd. (b)	329,600	83,760
MALTA — 0.0% (d)
Catena Media PLC (a)(b)	60,932	413,152
Kindred Group PLC SDR	110,159	1,667,769
		2,080,921
MEXICO — 0.0% (d)
Fresnillo PLC	97,391	1,026,112
MONGOLIA — 0.0% (d)
Turquoise Hill Resources, Ltd. (a)(b)	46,517	687,740
NETHERLANDS — 4.2%
Aalberts NV	45,956	2,655,579
ABN AMRO Bank NV (a)(b)(e)	197,778	2,854,641
Adyen NV (a)(e)	12,075	33,796,286
Aegon NV (b)	1,394,474	7,219,233
Akzo Nobel NV	138,515	15,151,006
Argenx SE (a)	10	3,008
ASML Holding NV	210,216	157,360,508
ASR Nederland NV	71,539	3,276,608
Euronext NV (e)	46,535	5,269,131
EXOR NV	47,613	4,023,805
Fugro NV (a)	60,146	631,329
Heineken Holding NV	46,160	4,025,659
Heineken NV	106,913	11,176,395
IMCD NV	25,231	4,832,152
ING Groep NV (b)	2,021,997	29,451,768
Koninklijke Ahold Delhaize NV	622,738	20,738,687
Koninklijke DSM NV	120,810	24,187,202
See accompanying notes to financial statements.
129

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Koninklijke KPN NV	2,242,419	$ 7,055,882
Koninklijke Philips NV	465,612	20,689,070
Merus NV (a)(b)	54,064	1,189,408
NN Group NV	163,897	8,598,965
OCI NV (a)	19,095	564,761
Pharming Group NV (a)(b)	216,531	204,373
PostNL NV	524,400	2,534,332
Randstad NV (b)	31,698	2,134,385
Royal Dutch Shell PLC Class A	1,981,095	44,208,528
Royal Dutch Shell PLC Class B	1,793,048	39,881,669
SBM Offshore NV	212,682	3,795,912
Shop Apotheke Europe NV (a)(e)	11,065	1,637,597
Signify NV (e)	71,553	3,578,272
Universal Music Group NV (a)	536,948	14,384,369
Wolters Kluwer NV	148,427	15,753,543
		492,864,063
NEW ZEALAND — 0.3%
a2 Milk Co., Ltd. (a)(b)	797,986	3,539,656
Air New Zealand, Ltd. (a)(b)	613,767	690,154
Auckland International Airport, Ltd. (a)	285,709	1,541,294
Contact Energy, Ltd.	341,479	1,990,561
Fisher & Paykel Healthcare Corp., Ltd.	333,701	7,366,519
Fletcher Building, Ltd.	211,355	1,046,868
Goodman Property Trust REIT	1,136,211	1,896,833
Infratil, Ltd.	551,102	3,026,216
Kiwi Property Group, Ltd.	1,321,441	1,052,894
Meridian Energy, Ltd.	598,669	2,036,050
Ryman Healthcare, Ltd.	197,743	2,059,837
Spark New Zealand, Ltd.	933,600	3,078,531
Vital Healthcare Property Trust REIT	1,119,359	2,362,901
Xero, Ltd. (a)	50,860	5,106,684
		36,794,998
NORWAY — 0.7%
Aker BP ASA	51,080	1,668,289
Aker Carbon Capture ASA (a)	32	101
Aker Offshore Wind A/S (a)	6,816	3,807
Aker Solutions ASA (a)	68,276	151,698
ArcticZymes Technologies ASA (a)	56,784	564,961
Bank Norwegian ASA	73,870	884,316
DNB Bank ASA	588,032	13,469,313
DNO ASA (a)	390,076	446,861
See accompanying notes to financial statements.
130

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Equinor ASA	570,458	$ 14,550,216
Gjensidige Forsikring ASA	89,972	1,997,488
IDEX Biometrics ASA (a)(b)	946,990	261,448
Kahoot! ASA (a)	273,680	1,976,748
Leroy Seafood Group ASA	133,964	1,109,557
Mowi ASA	168,510	4,287,433
Nordic Nanovector ASA (a)(b)	48,262	132,248
Norsk Hydro ASA	986,359	7,403,413
Orkla ASA	714,476	6,565,886
Pexip Holding ASA (a)(b)	113,581	927,072
Salmar ASA	25,770	1,716,967
Schibsted ASA Class A	33,450	1,594,855
Schibsted ASA Class B	33,283	1,417,604
SpareBank 1 SR-Bank ASA	87,806	1,222,147
Storebrand ASA	546,753	5,241,263
Telenor ASA	407,073	6,869,073
TGS ASA	55,574	590,803
Tomra Systems ASA	52,431	2,746,707
		77,800,274
PORTUGAL — 0.2%
Banco Comercial Portugues SA Class R (a)(b)	4,095,185	743,716
EDP - Energias de Portugal SA	1,818,294	9,556,659
Galp Energia SGPS SA	204,608	2,323,878
Jeronimo Martins SGPS SA	118,086	2,355,288
Mota-Engil SGPS SA (a)(b)	265,046	421,137
NOS SGPS SA	628,138	2,531,916
Pharol SGPS SA (a)(b)	726,738	77,151
		18,009,745
RUSSIA — 0.0% (d)
Coca-Cola HBC AG (a)	85,783	2,774,816
SAUDI ARABIA — 0.1%
Delivery Hero SE (a)(e)	54,843	7,020,234
SINGAPORE — 0.9%
AIMS APAC REIT	1,435,031	1,522,131
ARA LOGOS Logistics Trust REIT	2,042,417	1,384,077
Ascendas India Trust	915,400	964,218
Ascendas Real Estate Investment Trust	1,147,734	2,536,242
Ascott Residence Trust (b)	1,596,626	1,087,860
BOC Aviation, Ltd. (e)	163,800	1,371,900
CapitaLand Integrated Commercial Trust REIT	2,487,054	3,718,857
See accompanying notes to financial statements.
131

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Capitaland Investment, Ltd. (a)	3,267,346	$ 8,182,805
City Developments, Ltd.	312,200	1,589,056
ComfortDelGro Corp., Ltd.	959,300	1,066,988
COSCO Shipping International Singapore Co., Ltd. (a)(b)	4,614,600	951,744
DBS Group Holdings, Ltd.	964,489	21,540,444
Frasers Centrepoint Trust REIT	774,076	1,294,308
Genting Singapore, Ltd.	6,477,964	3,435,573
IGG, Inc.	668,000	628,986
Jardine Cycle & Carriage, Ltd.	93,533	1,335,201
Keppel Corp., Ltd.	1,517,575	5,835,107
Keppel Infrastructure Trust	2,881,200	1,156,640
Keppel REIT	466,409	364,167
Lippo Malls Indonesia Retail Trust REIT (b)	9,582,900	367,053
Manulife US Real Estate Investment Trust	1,361,500	953,050
Mapletree Commercial Trust REIT	959,200	1,462,540
Mapletree Logistics Trust REIT	1,126,923	1,693,373
Mapletree North Asia Commercial Trust REIT	1,698,900	1,207,601
Oversea-Chinese Banking Corp., Ltd.	1,434,330	12,149,967
Parkway Life Real Estate Investment Trust	351,200	1,202,917
SATS, Ltd. (a)	317,400	972,587
Sembcorp Industries, Ltd.	462,500	623,435
Sembcorp Marine, Ltd. (a)(b)	2,252,532	137,714
Singapore Airlines, Ltd. (a)	158,189	586,101
Singapore Exchange, Ltd.	471,100	3,463,154
Singapore Press Holdings, Ltd.	782,500	1,129,714
Singapore Technologies Engineering, Ltd.	324,800	911,526
Singapore Telecommunications, Ltd.	2,972,900	5,386,958
Suntec Real Estate Investment Trust	1,091,200	1,141,355
United Overseas Bank, Ltd.	631,108	12,016,899
UOL Group, Ltd.	316,754	1,600,569
Venture Corp., Ltd. (b)	145,300	1,923,277
		108,896,094
SOUTH AFRICA — 0.2%
Anglo American PLC	762,728	26,970,435
Investec PLC	276,834	1,190,729
Thungela Resources, Ltd. (a)(b)	49	304
		28,161,468
SOUTH KOREA — 5.3%
Advanced Process Systems Corp.	17,066	359,626
Alteogen, Inc. (a)	36,365	2,229,813
Amorepacific Corp.	14,371	2,166,574
See accompanying notes to financial statements.
132

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
AMOREPACIFIC Group	13,928	$ 577,000
Anterogen Co., Ltd. (a)	2,685	167,813
Ascendio Co., Ltd. (a)	4,118	6,608
Asiana Airlines, Inc. (a)	112,285	2,527,361
BGF retail Co., Ltd.	4,488	646,287
Biolog Device Co., Ltd. (a)	256,623	779,189
Bioneer Corp. (a)	15,331	844,241
BIT Computer Co., Ltd.	56,472	440,234
BNK Financial Group, Inc.	145,976	1,089,888
Bukwang Pharmaceutical Co., Ltd. (b)	22,113	280,148
Cellid Co., Ltd. (a)	8,673	648,277
Celltrion Healthcare Co., Ltd. (a)	41,601	3,843,876
Celltrion Pharm, Inc. (a)	2,593	320,402
Celltrion, Inc. (a)	53,757	11,782,045
Cheil Worldwide, Inc.	33,754	649,993
CJ CGV Co., Ltd. (a)	83,673	2,098,892
CJ CheilJedang Corp.	6,090	2,106,296
CJ ENM Co., Ltd.	7,593	970,929
CJ Logistics Corp. (a)	4,332	559,794
CMG Pharmaceutical Co., Ltd. (a)	89,587	306,820
Com2uSCorp	4,674	390,026
CORESTEM, Inc. (a)	25,425	438,066
Coupang, Inc. (a)	70,213	1,955,432
Coway Co., Ltd.	17,639	1,105,417
CUROCOM Co., Ltd. (a)	55,789	75,155
Dae Han Flour Mills Co., Ltd.	19,504	2,676,858
Daewoo Engineering & Construction Co., Ltd. (a)	95,904	546,750
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (a)	969	22,015
DB HiTek Co., Ltd.	18,518	853,955
DB Insurance Co., Ltd.	30,560	1,641,568
Deutsch Motors, Inc.	59,455	366,070
Devsisters Co., Ltd. (a)	9,613	1,273,885
Digitech Systems Co., Ltd. (a)(f)	19,094	—
DIO Corp. (a)	12,103	429,841
DL E&C Co., Ltd. (a)	6,964	788,155
DL Holdings Co., Ltd.	5,731	367,384
Dongsuh Cos., Inc.	23,959	590,881
Dongwon F&B Co., Ltd.	10,908	1,893,238
Dongwon Industries Co., Ltd.	12,438	2,421,418
Doosan Bobcat, Inc. (a)	23,459	793,524
Doosan Fuel Cell Co., Ltd. (a)(b)	22,089	968,259
Doosan Heavy Industries & Construction Co., Ltd. (a)	148,118	2,570,798
See accompanying notes to financial statements.
133

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Douzone Bizon Co., Ltd.	9,128	$ 740,879
Duksung Co., Ltd.	14,510	194,856
Ecopro BM Co., Ltd.	4,664	1,839,601
E-MART, Inc.	7,783	1,081,337
Eone Diagnomics Genome Center Co., Ltd. (a)	91,504	284,404
Eubiologics Co., Ltd. (a)	7,679	363,845
Eyegene, Inc. (a)	30,545	1,024,186
F&F Co., Ltd. (a)	1,973	1,181,467
Fila Holdings Corp.	23,435	844,175
GAEASOFT (a)(b)	32,066	589,050
Geneonelifescience, Inc. (a)	26,638	771,692
Genexine, Inc. (a)	8,204	494,734
Gravity Co., Ltd. ADR (a)(b)	1,427	129,086
Green Cross Corp.	2,765	774,153
Green Cross Holdings Corp.	17,325	461,659
GS Engineering & Construction Corp.	40,020	1,444,979
GS Holdings Corp.	32,747	1,237,693
GS Retail Co., Ltd. (b)	45,205	1,246,574
Hana Financial Group, Inc.	141,367	5,540,058
Hana Tour Service, Inc. (a)	36,691	2,723,935
Hancom, Inc. (a)	79,501	1,460,428
Hanjin Kal Corp. (a)(b)	16,936	875,408
Hankook Shell Oil Co., Ltd.	4,645	1,096,518
Hankook Tire & Technology Co., Ltd.	37,317	1,363,142
Hanmi Pharm Co., Ltd.	3,215	746,727
Hanmi Science Co., Ltd. (b)	17,675	927,042
Hanon Systems	121,930	1,611,659
Hansol Chemical Co., Ltd.	4,386	1,283,572
Hanssem Co., Ltd.	21,069	2,135,372
Hanwha Aerospace Co., Ltd.	29,937	1,269,288
Hanwha Corp.	25,052	724,688
Hanwha Solutions Corp. (a)	56,980	2,156,000
Harim Co., Ltd. (a)	423,438	1,040,713
HDC Hyundai Engineering Plastics Co., Ltd.	524,284	2,718,838
Helixmith Co., Ltd. (a)	5,483	111,837
Hite Jinro Co., Ltd.	16,268	455,477
HLB, Inc. (a)(b)	19,266	919,366
HMM Co., Ltd. (a)(b)	131,158	3,733,129
Hotel Shilla Co., Ltd. (b)	44,235	3,235,432
HS Industries Co., Ltd.	69,874	403,074
Hucentech Co., Ltd. (a)	151,014	311,211
Hugel, Inc. (a)	3,453	504,243
See accompanying notes to financial statements.
134

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Humasis Co., Ltd. (a)	16,868	$ 213,699
Huons Co., Ltd. (b)	32,873	1,515,934
Huons Global Co., Ltd.	20,053	1,039,911
HYBE Co., Ltd. (a)	8,879	2,238,498
Hyosung TNC Corp.	1,174	639,552
Hyundai Bioland Co., Ltd.	125,352	2,043,322
Hyundai Construction Equipment Co., Ltd. (a)	1,218	42,177
Hyundai Electric & Energy System Co., Ltd. (a)	1,542	36,206
Hyundai Elevator Co., Ltd.	41,296	1,714,272
Hyundai Engineering & Construction Co., Ltd.	33,151	1,439,157
Hyundai Glovis Co., Ltd.	6,059	852,047
Hyundai Heavy Industries Holdings Co., Ltd.	21,468	1,173,125
Hyundai Marine & Fire Insurance Co., Ltd.	50,726	1,090,352
Hyundai Mipo Dockyard Co., Ltd. (a)	10,917	644,509
Hyundai Mobis Co., Ltd.	31,768	6,788,264
Hyundai Motor Co. (b)	70,863	11,970,101
Hyundai Motor Co. Preference Shares (c)	11,381	917,978
Hyundai Motor Co. Preference Shares (c)	15,770	1,285,308
Hyundai Steel Co.	39,494	1,579,426
Hyundai Wia Corp.	7,817	520,253
Industrial Bank of Korea	123,290	1,093,366
Inscobee, Inc. (a)	28,863	109,699
Interpark Corp.	142,374	858,573
Jeil Pharmaceutical Co., Ltd.	4,067	125,720
Jenax, Inc. (a)(f)	19,545	—
Kakao Corp.	89,187	8,888,569
Kakao Games Corp. (a)	18,978	1,053,087
Kangstem Biotech Co., Ltd. (a)	15,172	55,678
Kangwon Land, Inc. (a)	39,455	954,718
KB Financial Group, Inc.	251,462	11,744,805
KCC Corp.	1,301	457,108
KCC Glass Corp.	959	55,888
KG Eco Technology Service Co., Ltd.	17,048	233,978
Kia Corp.	133,187	9,134,108
KineMaster Corp. (a)	12,308	195,431
KIWOOM Securities Co., Ltd.	53,282	4,950,186
KMW Co., Ltd. (a)(b)	17,643	598,282
Koh Young Technology, Inc.	331,592	5,447,183
Korea Aerospace Industries, Ltd.	22,231	619,614
Korea Electric Power Corp. ADR (b)	367,179	3,624,057
Korea Investment Holdings Co., Ltd.	26,632	1,941,167
Korea Shipbuilding & Offshore Engineering Co., Ltd. (a)	20,667	1,780,434
See accompanying notes to financial statements.
135

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Korea Zinc Co., Ltd.	6,293	$ 2,673,462
Korean Air Lines Co., Ltd. (a)	116,573	3,317,998
KT&G Corp. (b)	58,353	4,001,912
Kumho Petrochemical Co., Ltd.	8,324	1,328,747
L&F Co., Ltd.	11,413	1,725,445
LabGenomics Co., Ltd. (a)	18,928	458,013
LG Chem, Ltd.	22,276	14,599,811
LG Chem, Ltd. Preference Shares	9,309	2,952,305
LG Corp.	54,870	4,309,890
LG Display Co., Ltd. ADR (a)(b)	474,363	3,771,186
LG Display Co., Ltd. (a)(b)	100,572	1,609,662
LG Electronics, Inc.	57,562	6,198,611
LG Household & Health Care, Ltd.	4,696	5,302,831
LG Household & Health Care, Ltd. Preference Shares	1,108	600,791
LG Innotek Co., Ltd.	12,332	2,171,640
LG Uplus Corp.	106,464	1,348,784
Lotte Chemical Corp. (b)	6,279	1,280,725
Lotte Corp. (b)	36,418	1,036,560
Lotte Food Co., Ltd.	3,147	1,100,387
Lotte Shopping Co., Ltd.	6,233	539,597
LS Corp.	13,010	705,441
LX Holdings Corp. (a)	26,632	213,911
Mando Corp. (a)	15,557	750,257
ME2ON Co., Ltd.	241,956	1,064,688
Medifron DBT Co., Ltd. (a)	58,227	152,207
MedPacto, Inc. (a)(b)	9,596	496,820
Medy-Tox, Inc.	6,908	927,096
Meritz Securities Co., Ltd.	251,488	1,051,407
Mirae Asset Securities Co., Ltd.	180,134	1,317,534
Modetour Network, Inc. (a)	192,810	4,502,700
Muhak Co., Ltd.	111,225	1,052,128
Naturecell Co., Ltd. (a)	10,684	188,143
NAVER Corp.	74,688	24,475,459
NCSoft Corp.	7,793	3,968,901
Netmarble Corp. (e)	29,517	2,941,728
Nexon GT Co., Ltd. (a)	82,331	698,840
Next Science Co., Ltd. (a)	40,297	995,513
NH Investment & Securities Co., Ltd.	67,566	736,150
NHN Corp. (a)	2,920	173,128
NongShim Co., Ltd.	1,757	419,217
OCI Co., Ltd. (a)	6,078	826,485
Orientbio, Inc. (a)	28,489	33,927
See accompanying notes to financial statements.
136

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Orion Corp/Republic of Korea	7,712	$ 765,338
Orion Holdings Corp.	1,127	15,801
Oscotec, Inc. (a)	11,622	321,961
Ottogi Corp.	3,173	1,318,510
Pan Ocean Co., Ltd.	113,287	722,396
Pearl Abyss Corp. (a)(b)	16,130	1,095,314
Pharmicell Co., Ltd. (a)	18,885	236,860
POSCO ADR (b)	176,651	12,183,620
POSCO Chemtech Co., Ltd.	14,027	2,096,942
Prostemics Co., Ltd. (a)	42,542	104,558
Rsupport Co., Ltd.	41,579	263,029
S-1 Corp.	17,113	1,208,317
Sajo Industries Co., Ltd.	70,213	3,012,517
Samsung Biologics Co., Ltd. (a)(e)	7,795	5,754,079
Samsung C&T Corp.	42,975	4,482,612
Samsung Electro-Mechanics Co., Ltd.	25,754	3,860,925
Samsung Electronics Co., Ltd. GDR	96,842	151,315,625
Samsung Electronics Co., Ltd. Preference Shares	394,022	23,162,104
Samsung Engineering Co., Ltd. (a)	58,940	1,271,889
Samsung Fire & Marine Insurance Co., Ltd.	12,530	2,486,951
Samsung Heavy Industries Co., Ltd. (a)(b)	173,068	906,268
Samsung Life Insurance Co., Ltd.	38,002	2,355,867
Samsung SDI Co., Ltd.	27,415	16,624,975
Samsung SDS Co., Ltd.	17,208	2,332,672
Samsung Securities Co., Ltd.	45,695	1,848,641
Seegene, Inc.	18,390	942,798
Seoulin Bioscience Co., Ltd.	24,952	634,337
Shin Poong Pharmaceutical Co., Ltd. (b)	11,657	563,159
Shinhan Financial Group Co., Ltd.	243,264	8,300,562
Shinsegae Food Co., Ltd.	27,024	2,257,326
Shinsegae, Inc.	4,686	1,042,872
SillaJen, Inc. (a)(b)(f)	25,450	195,067
SK Biopharmaceuticals Co., Ltd. (a)	9,230	795,152
SK Bioscience Co., Ltd. (a)	4,257	972,566
SK Chemicals Co., Ltd.	3,506	840,966
SK Hynix, Inc.	267,094	23,235,373
SK Innovation Co., Ltd. (a)(b)	43,763	9,794,928
SK, Inc.	15,692	3,551,905
SKC Co., Ltd.	9,221	1,316,173
S-Oil Corp.	18,756	1,742,534
SundayToz Corp. (a)	10,802	184,291
T&R Biofab Co., Ltd. (a)	8,473	436,531
See accompanying notes to financial statements.
137

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Thumbage Co., Ltd. (a)	210,834	$ 431,818
WONIK IPS Co., Ltd.	15,564	526,468
Wonpung Mulsan Co., Ltd. (a)	87,075	103,328
Woori Financial Group, Inc.	317,829	3,127,287
Youlchon Chemical Co., Ltd.	101,777	2,097,431
Yuhan Corp.	23,329	1,211,768
Yungjin Pharmaceutical Co., Ltd. (a)(b)	38,928	165,378
		613,525,896
SPAIN — 1.9%
Abertis Infraestructuras SA (a)(b)	1,675	12,560
Acciona SA (b)	12,724	2,111,696
Acerinox SA	134,425	1,727,732
ACS Actividades de Construccion y Servicios SA	124,278	3,377,550
Aedas Homes SA (e)	10,987	318,335
Aena SME SA (a)(e)	34,150	5,909,017
Almirall SA (b)	72,323	1,149,993
Amadeus IT Group SA (a)	220,138	14,511,734
Amper SA (a)(b)	2,829,587	606,024
Applus Services SA	113,962	1,086,988
Atlantica Sustainable Infrastructure PLC	44,088	1,521,477
Atresmedia Corp. de Medios de Comunicacion SA (a)	111,956	481,118
Audax Renovables SA (b)	267,201	465,438
Banco Bilbao Vizcaya Argentaria SA (a)	1,781,477	11,803,563
Banco de Sabadell SA (a)	2,289,248	1,925,107
Banco Santander SA	6,130,435	22,284,417
Bankinter SA (b)	403,779	2,371,620
Befesa SA (e)	29,919	2,285,058
CaixaBank SA	2,084,993	6,485,625
Cellnex Telecom SA (e)	207,969	12,846,668
Cia de Distribucion Integral Logista Holdings SA	59,018	1,245,544
CIE Automotive SA	26,819	676,963
Construcciones y Auxiliar de Ferrocarriles SA (a)	21,252	885,449
Deoleo SA (a)(b)	3,244,396	1,267,151
Distribuidora Internacional de Alimentacion SA (a)	8,290,976	141,250
eDreams ODIGEO SA (a)	136,362	1,193,177
Ence Energia y Celulosa SA (a)	225,102	621,943
Endesa SA	150,491	3,038,249
Ercros SA (a)	49,997	204,832
Faes Farma SA	154,027	603,362
Ferrovial SA	191,173	5,589,957
Fluidra SA	50,103	2,000,404
Fomento de Construcciones y Contratas SA	50,984	619,241
See accompanying notes to financial statements.
138

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Gestamp Automocion SA (a)(e)	82,765	$ 321,717
Global Dominion Access SA (e)	54,048	273,106
Grenergy Renovables SA (a)	24,674	876,465
Grifols SA	201,815	4,930,475
Grifols SA ADR	124,503	1,818,989
Grupo Catalana Occidente SA	34,188	1,248,099
Grupo Empresarial San Jose SA	16,871	95,710
Grupo Ezentis SA (a)(b)	1,060,743	399,538
Iberdrola SA	2,567,506	25,840,206
Indra Sistemas SA (a)	246,086	2,646,669
Industria de Diseno Textil SA	530,427	19,560,975
Inmobiliaria Colonial Socimi SA REIT	143,770	1,396,294
Laboratorios Farmaceuticos Rovi SA	20,000	1,309,613
Lar Espana Real Estate Socimi SA REIT	113,961	709,243
Let's GOWEX SA (a)(b)(f)	4,019	—
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	402,192	793,803
Mapfre SA	473,385	1,034,167
Mediaset Espana Comunicacion SA (a)	99,759	567,442
Melia Hotels International SA (a)	52,695	392,686
Merlin Properties Socimi SA REIT	154,900	1,592,713
Metrovacesa SA (e)	53,552	458,033
Miquel y Costas & Miquel SA	24,114	472,862
Neinor Homes SA (a)(e)	43,069	576,017
Obrascon Huarte Lain SA (a)(b)	876,321	636,789
Oryzon Genomics SA (a)(b)	65,023	230,220
Pharma Mar SA (b)	25,126	2,168,841
Prosegur Cash SA (e)	776,250	626,146
Prosegur Cia de Seguridad SA	130,245	387,935
Red Electrica Corp. SA	213,420	4,281,509
Repsol SA	852,288	11,159,703
Sacyr SA	301,858	743,756
Siemens Gamesa Renewable Energy SA (a)	110,140	2,810,781
Solaria Energia y Medio Ambiente SA (a)	59,168	937,732
Solarpack Corp. Tecnologica SA (a)	27,434	834,609
Soltec Power Holdings SA (a)	65,390	527,834
Talgo SA (a)(e)	41,617	215,838
Tecnicas Reunidas SA (a)(b)	51,586	489,644
Telefonica SA	1,708,541	8,013,520
Tubacex SA (a)(b)	377,607	687,075
Unicaja Banco SA (e)	1,785,240	1,864,173
Viscofan SA	20,655	1,353,700
See accompanying notes to financial statements.
139

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Zardoya Otis SA	161,324	$ 1,312,504
		217,966,373
SWEDEN — 3.3%
AAK AB	83,440	1,800,218
Acconeer AB (a)(b)	37,053	315,109
Aegirbio AB (a)	19,718	405,695
Alfa Laval AB	290,888	10,925,902
Arjo AB Class B	36,499	451,411
Assa Abloy AB Class B	487,516	14,248,972
Atlas Copco AB Class A	302,650	18,411,089
Atlas Copco AB Class B	192,711	9,879,452
Beijer Ref AB	100,709	2,007,607
BHG Group AB (a)	70,470	1,022,186
BICO Group AB (a)	18,102	1,080,093
Bilia AB Class A	148,360	2,692,968
BillerudKorsnas AB	87,388	1,672,134
Boliden AB (a)	130,948	4,225,457
Boozt AB (a)(e)	31,955	529,993
Bravida Holding AB (e)	96,105	1,300,653
Brighter AB (a)	1,669,571	156,298
Bure Equity AB	40,200	1,668,921
Castellum AB (b)	130,994	3,211,757
CDON AB (a)	9,883	407,360
Cell Impact AB (a)	172,615	941,549
Diamyd Medical AB (a)	117,028	333,083
Dometic Group AB (e)	142,243	2,159,200
Electrolux AB Class B (b)	237,815	5,499,194
Electrolux Professional AB Class B (a)	3,528	25,386
Elekta AB Class B (b)	127,959	1,438,351
Embracer Group AB (a)	117,082	1,128,188
Enzymatica AB (a)	82,724	94,463
Epiroc AB Class A	314,353	6,539,626
Epiroc AB Class B	192,701	3,432,849
Essity AB Class B	291,944	9,076,792
Evolution AB (e)	121,435	18,525,030
Expres2ion Biotech Holding AB Class A (a)	137,144	720,792
Fabege AB (b)	134,316	2,034,265
Fastighets AB Balder Class B (a)	46,199	2,787,186
G5 Entertainment AB (b)	8,378	381,334
Getinge AB Class B	49,324	1,972,159
H & M Hennes & Mauritz AB Class B (a)	501,798	10,230,346
Hexagon AB Class B	893,935	13,891,498
See accompanying notes to financial statements.
140

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Hexpol AB	153,440	$ 1,756,521
Holmen AB Class B	47,651	2,102,983
Hufvudstaden AB Class A	87,234	1,307,231
Husqvarna AB Class B	202,512	2,431,704
ICA Gruppen AB	38,098	1,751,057
Industrivarden AB Class A	95,791	3,078,959
Industrivarden AB Class C	80,814	2,512,577
Indutrade AB	128,622	3,593,192
Intrum AB	35,009	954,804
Investment AB Latour Class B	59,134	1,841,231
Investor AB Class B	770,009	16,647,273
Isofol Medical AB (a)	231,299	244,028
JM AB	39,814	1,413,973
Kancera AB (a)(b)	208,020	215,901
Karo Pharma AB (a)	635,664	4,010,796
Kinnevik AB Class B (a)	158,241	5,591,807
KNOW IT AB	188,294	7,597,577
Kungsleden AB	85,604	1,130,160
L E Lundbergforetagen AB Class B	35,025	1,932,099
LeoVegas AB (e)	185,394	725,593
Loomis AB	34,919	948,358
Lundin Energy AB	111,868	4,178,803
MIPS AB	17,985	1,810,105
Modern Times Group MTG AB Class B (a)	10,950	133,174
Mycronic AB	54,646	1,364,190
NCC AB Class B	69,582	1,099,180
Nibe Industrier AB Class B	741,421	9,377,352
Nolato AB Class B	156,084	1,867,966
Nordic Entertainment Group AB Class B (a)	7,775	421,253
Nyfosa AB (b)	136,979	1,938,378
Pandox AB (a)	36,389	577,329
Readly International AB (a)(b)	148,303	477,361
Saab AB Class B	48,147	1,369,252
Samhallsbyggnadsbolaget i Norden AB	401,077	2,222,564
Sandvik AB	662,216	15,229,708
Sectra AB Class B	99,497	2,001,643
Securitas AB Class B	157,698	2,506,462
Sinch AB (a)(e)	186,912	3,655,536
Skandinaviska Enskilda Banken AB Class A	854,774	12,105,606
Skanska AB Class B	196,680	4,961,654
SKF AB Class B	179,922	4,269,486
SSAB AB Class B (a)	301,443	1,297,970
See accompanying notes to financial statements.
141

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Stillfront Group AB (a)	150,733	$ 956,236
Svenska Cellulosa AB SCA Class B	242,655	3,783,272
Svenska Handelsbanken AB Class A	732,159	8,228,320
Swedbank AB Class A	506,597	10,266,804
Swedish Match AB	778,460	6,821,330
Swedish Orphan Biovitrum AB (a)	108,584	2,937,839
Tele2 AB Class B (b)	421,141	6,250,768
Telefonaktiebolaget LM Ericsson Class B (b)	1,696,529	19,217,587
Telia Co. AB	707,670	2,922,150
Tethys Oil AB	151,699	1,054,266
Thule Group AB (b)(e)	43,653	2,203,470
Trelleborg AB Class B	119,673	2,560,743
Vitrolife AB	49,184	2,596,221
Volvo AB Class A	101,117	2,297,759
Volvo AB Class B	779,286	17,553,320
Wallenstam AB Class B	100,614	1,492,784
Wihlborgs Fastigheter AB	63,936	1,274,547
		384,694,778
SWITZERLAND — 7.2%
ABB, Ltd.	985,421	33,158,992
Adecco Group AG	147,039	7,411,453
Alcon, Inc.	252,989	20,622,055
ALSO Holding AG (a)	3,062	886,252
Aryzta AG (a)	196,772	295,311
Bachem Holding AG Class B	3,040	2,330,064
Baloise Holding AG	23,914	3,647,920
Barry Callebaut AG	1,539	3,497,540
Belimo Holding AG	2,251	1,192,039
BKW AG	9,392	1,016,875
Bucher Industries AG	3,166	1,513,680
Cembra Money Bank AG	13,026	878,314
Chocoladefabriken Lindt & Spruengli AG (c)	200	2,234,014
Chocoladefabriken Lindt & Spruengli AG (c)	12	1,413,732
Cie Financiere Richemont SA	257,031	26,842,429
Clariant AG (a)	140,491	2,654,397
Comet Holding AG	26,946	9,358,958
Credit Suisse Group AG	908,115	9,047,565
CRISPR Therapeutics AG (a)(b)	20,585	2,304,079
Daetwyler Holding AG	3,424	1,218,597
DKSH Holding AG	14,788	1,161,195
dormakaba Holding AG (b)	1,504	1,094,727
Dufry AG (a)	22,804	1,291,212
See accompanying notes to financial statements.
142

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
EMS-Chemie Holding AG	3,192	$ 3,024,846
Flughafen Zurich AG (a)	9,466	1,694,615
Forbo Holding AG	357	706,461
Galenica AG (e)	23,749	1,677,718
Geberit AG	19,038	14,061,405
Georg Fischer AG	1,626	2,422,833
Givaudan SA	4,744	21,674,361
Helvetia Holding AG	15,669	1,711,605
Holcim, Ltd. (a)(c)	298,748	14,456,220
Holcim, Ltd. (a)(c)	4,867	234,762
Idorsia, Ltd. (a)(b)	47,778	1,156,485
Inficon Holding AG	1,076	1,264,186
Interroll Holding AG	220	931,554
IWG PLC (a)	334,886	1,323,023
Julius Baer Group, Ltd.	162,235	10,838,275
Kuehne + Nagel International AG	47,382	16,223,199
Leonteq AG	22,286	1,364,132
Logitech International SA (b)	82,651	7,376,880
Lonza Group AG	33,365	25,093,942
Meyer Burger Technology AG (a)(b)	176,926	80,189
Mobimo Holding AG (a)	3,151	1,048,813
Nestle SA	1,279,382	154,565,419
Novartis AG	1,150,820	94,782,120
OC Oerlikon Corp. AG	91,410	1,003,418
Partners Group Holding AG	9,464	14,878,015
PSP Swiss Property AG	19,068	2,301,610
Roche Holding AG Bearer Shares	1	412
Roche Holding AG	343,085	125,762,894
Schindler Holding AG (c)	22,192	5,975,913
Schindler Holding AG (c)	11,161	2,888,209
Schweiter Technologies AG	317	455,357
SFS Group AG	8,016	1,093,032
SGS SA	3,121	9,120,272
Sika AG	83,418	26,540,668
Sonova Holding AG	27,241	10,372,518
St Galler Kantonalbank AG	1,464	652,864
STMicroelectronics NV (b)	401,909	17,590,651
Straumann Holding AG	4,791	8,646,244
Sulzer AG (b)	36,993	3,537,306
Swatch Group AG (c)	14,460	3,805,467
Swatch Group AG (c)	28,618	1,478,681
Swiss Life Holding AG	15,869	8,054,855
See accompanying notes to financial statements.
143

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Swiss Prime Site AG	34,866	$ 3,416,147
Swisscom AG	12,683	7,306,474
Temenos AG	47,622	6,488,456
u-blox Holding AG (a)	8,005	530,749
UBS Group AG	1,656,068	26,629,169
Valiant Holding AG	7,672	731,137
VAT Group AG (e)	12,463	4,945,921
Vifor Pharma AG	17,571	2,288,553
Vontobel Holding AG	13,103	1,106,138
VZ Holding AG	6,790	676,198
Zur Rose Group AG (a)(b)	3,391	1,359,526
Zurich Insurance Group AG	76,026	31,262,876
		843,684,173
TAIWAN — 0.4%
Medtecs International Corp., Ltd.	376,500	106,771
Sea, Ltd. ADR (a)	161,927	51,610,993
		51,717,764
TURKEY — 0.0% (d)
Eldorado Gold Corp. (a)	50,830	393,207
UNITED KINGDOM — 10.1%
3i Group PLC	472,205	8,159,282
Abrdn PLC	1,804,651	6,219,520
Accustem Sciences, Ltd. ADR (a)	113	32
Admiral Group PLC	120,126	5,034,088
Afren PLC (a)(b)(f)	55,933	—
AO World PLC (a)(b)	153,082	448,731
Argo Blockchain PLC (a)(b)	473,433	778,791
Ashtead Group PLC	215,334	16,392,917
Associated British Foods PLC	175,323	4,396,981
AstraZeneca PLC	728,785	88,026,460
Auto Trader Group PLC (e)	365,730	2,903,562
AVEVA Group PLC	55,720	2,704,683
Aviva PLC	2,497,554	13,332,241
Avon Protection PLC	132,840	3,478,411
B&M European Value Retail SA	380,390	3,029,182
Babcock International Group PLC (a)	254,056	1,273,625
BAE Systems PLC	1,534,990	11,697,969
Balfour Beatty PLC	1,317,562	4,814,410
Barclays PLC	6,904,266	17,650,565
Barratt Developments PLC	790,006	7,034,613
Beazley PLC (a)	259,028	1,324,396
See accompanying notes to financial statements.
144

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Bellway PLC	49,340	$ 2,181,440
Berkeley Group Holdings PLC	48,369	2,844,825
Big Yellow Group PLC REIT	136,892	2,574,868
Bodycote PLC	102,951	1,218,093
BP PLC	9,669,049	44,365,815
British American Tobacco PLC	1,093,040	38,377,775
British Land Co. PLC REIT	848,173	5,663,277
Britvic PLC	105,533	1,271,410
BT Group PLC (a)	4,630,106	9,976,322
Bunzl PLC	162,855	5,390,826
Burberry Group PLC	269,206	6,588,160
Cairn Energy PLC	181,676	459,305
Capita PLC (a)	1,138,015	781,952
Capital & Counties Properties PLC REIT	368,750	825,856
Centrica PLC (a)	3,352,457	2,562,099
Close Brothers Group PLC	73,264	1,528,212
CNH Industrial NV	488,238	8,317,898
Coca-Cola European Partners PLC	113,371	6,268,283
Compass Group PLC (a)	820,561	16,861,593
ConvaTec Group PLC (e)	759,859	2,213,041
Croda International PLC	63,593	7,326,108
Currys PLC	498,230	896,838
Daily Mail & General Trust PLC Class A	59,695	862,850
DCC PLC	41,377	3,457,907
Dechra Pharmaceuticals PLC	62,373	4,078,882
Derwent London PLC REIT	55,558	2,590,445
DEV Clever Holdings PLC (a)	3,263,960	1,694,370
Diageo PLC	1,146,967	55,767,272
Diploma PLC	58,756	2,251,537
Direct Line Insurance Group PLC	702,593	2,743,501
Drax Group PLC	188,322	1,223,406
DS Smith PLC	336,061	1,870,965
easyJet PLC (a)(b)	204,036	1,823,442
Electrocomponents PLC	269,703	3,920,192
EnQuest PLC (a)(b)	6,551,384	2,097,971
Entain PLC (a)	268,414	7,708,813
Experian PLC	543,493	22,783,342
Farfetch, Ltd. Class A (a)	104,136	3,903,017
Firstgroup PLC (a)(b)	1,697,315	2,035,688
Frasers Group PLC (a)	76,239	702,617
Future PLC	54,846	2,728,815
Games Workshop Group PLC	15,466	2,141,663
See accompanying notes to financial statements.
145

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Gamesys Group PLC	75,260	$ 1,877,322
Genuit Group PLC	102,951	966,146
Genus PLC	30,797	2,271,426
GlaxoSmithKline PLC	2,490,281	47,129,678
Grafton Group PLC	106,914	1,838,009
Great Portland Estates PLC REIT	138,470	1,393,761
Gym Group PLC (a)(e)	461,661	1,851,880
Halma PLC	185,981	7,126,814
Hammerson PLC REIT (b)	1,784,084	777,961
Hargreaves Lansdown PLC	96,229	1,857,377
Hays PLC	678,636	1,479,618
Hiscox, Ltd.	143,665	1,626,396
HomeServe PLC	196,250	2,393,431
Howden Joinery Group PLC	291,234	3,517,676
HSBC Holdings PLC	9,486,715	49,892,917
IG Group Holdings PLC	177,274	1,922,976
IMI PLC	113,370	2,537,517
Imperial Brands PLC	468,957	9,854,681
Inchcape PLC	203,498	2,225,275
Indivior PLC (a)	394,458	1,147,770
Informa PLC (a)	583,416	4,321,851
IntegraFin Holdings PLC	102,951	720,445
InterContinental Hotels Group PLC (a)	96,900	6,213,959
Intermediate Capital Group PLC	144,980	3,997,644
International Consolidated Airlines Group SA (a)(b)	331,858	798,718
International Personal Finance PLC	164,371	306,292
Intertek Group PLC	81,913	5,496,968
Intu Properties PLC REIT (a)(b)(f)	315,030	—
ITV PLC (a)	1,782,061	2,561,430
J Sainsbury PLC	1,199,522	4,615,991
JD Sports Fashion PLC	202,343	2,860,615
John Wood Group PLC (a)	509,029	1,579,290
Johnson Matthey PLC	97,060	3,513,883
Jupiter Fund Management PLC	408,485	1,376,952
Just Eat Takeaway (a)(b)(e)	28,925	2,105,276
Keller Group PLC	49,224	631,854
Kingfisher PLC	1,905,790	8,646,948
Lancashire Holdings, Ltd.	97,106	737,152
Land Securities Group PLC REIT	600,584	5,644,290
Legal & General Group PLC	2,875,203	10,897,631
Lloyds Banking Group PLC	34,102,354	21,413,781
London Stock Exchange Group PLC	151,593	15,227,836
See accompanying notes to financial statements.
146

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
LondonMetric Property PLC REIT	336,898	$ 1,086,582
M&G PLC	1,241,477	3,408,154
Man Group PLC	1,341,206	3,694,593
Marks & Spencer Group PLC (a)	1,468,790	3,634,114
Marshalls PLC	150,157	1,510,383
Meggitt PLC (a)	306,623	3,052,806
Melrose Industries PLC	2,036,356	4,778,928
Micro Focus International PLC	174,914	966,258
Moneysupermarket.com Group PLC	405,254	1,163,884
National Express Group PLC (a)	308,885	1,004,562
National Grid PLC	1,823,475	21,749,511
Natwest Group PLC	2,181,444	6,615,098
Next PLC	103,919	11,506,590
Ninety One PLC	138,525	480,772
Nomad Foods, Ltd. (a)	71,690	1,975,776
Ocado Group PLC (a)	226,873	5,085,659
Pearson PLC	580,135	5,567,879
Pennon Group PLC	135,026	2,062,767
Pensana PLC (a)(b)	63,611	64,327
Persimmon PLC	61,589	2,215,602
Petrofac, Ltd. (a)(b)	116,539	264,930
Phoenix Group Holdings PLC	273,182	2,378,036
Playtech PLC (a)	237,826	1,504,597
Provident Financial PLC (a)	53,984	243,408
Prudential PLC	1,241,477	24,355,914
Quilter PLC (b)(e)	1,145,267	2,200,515
Reckitt Benckiser Group PLC	348,822	27,420,488
Redrow PLC	100,092	900,987
RELX PLC (c)	612,364	17,727,376
RELX PLC (c)	495,080	14,344,324
Rentokil Initial PLC	899,449	7,077,740
Restaurant Group PLC (a)	1,530,674	2,125,801
Rightmove PLC	495,858	4,569,146
Rolls-Royce Holdings PLC (a)	4,495,933	8,495,417
Rotork PLC	532,301	2,503,436
Royal Mail PLC	222,496	1,263,611
Sage Group PLC	545,616	5,220,396
Schroders PLC	55,577	2,693,995
Segro PLC REIT	475,997	7,669,638
Serco Group PLC	880,609	1,591,075
Severn Trent PLC	116,481	4,089,770
Shaftesbury PLC REIT (b)	151,968	1,246,854
See accompanying notes to financial statements.
147

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Smith & Nephew PLC	465,356	$ 8,075,448
Smiths Group PLC	277,427	5,390,331
Spectris PLC	60,084	3,136,063
Spirax-Sarco Engineering PLC	34,997	7,064,076
Spirent Communications PLC	391,246	1,474,993
SSE PLC	768,946	16,288,263
SSP Group PLC (a)	317,133	1,183,615
St James's Place PLC	254,432	5,169,967
Standard Chartered PLC	1,414,750	8,317,043
Subsea 7 SA	122,838	1,070,598
Tate & Lyle PLC	442,868	4,131,023
Taylor Wimpey PLC	1,198,276	2,517,254
Telecom Plus PLC	30,237	495,764
Tesco PLC	4,190,421	14,311,844
THG PLC (a)	361,633	2,472,173
Tiziana Life Sciences PLC ADR (a)(b)	180,272	263,197
TP ICAP Group PLC	398,175	857,182
Trainline PLC (a)(e)	137,227	650,196
Travis Perkins PLC	69,189	1,432,017
Tritax Big Box REIT PLC	1,057,456	3,031,296
Ultra Electronics Holdings PLC	53,892	2,351,449
Unilever PLC (c)	1,218,168	65,782,816
Unilever PLC (c)	26,730	1,445,003
UNITE Group PLC REIT	129,031	1,892,892
United Utilities Group PLC	345,399	4,510,022
Victrex PLC	46,099	1,480,594
Virgin Money UK PLC (a)	362,180	1,056,948
Vodafone Group PLC	13,991,684	21,374,829
Weir Group PLC (a)	56,322	1,284,555
WH Smith PLC (a)	52,461	1,211,704
Whitbread PLC (a)	134,460	6,011,881
Wickes Group PLC	77,858	238,934
Wm Morrison Supermarkets PLC	1,918,518	7,618,227
Workspace Group PLC REIT	114,955	1,278,747
WPP PLC	652,886	8,807,592
		1,176,128,822
UNITED STATES — 1.4%
Access Bio, Inc. (a)	23,732	356,782
Adaptimmune Therapeutics PLC ADR (a)	138,115	714,054
Argonaut Gold, Inc. (a)(b)	171,014	371,227
Atlassian Corp. PLC Class A (a)	57,065	22,336,382
Avast PLC (e)	359,353	2,751,183
See accompanying notes to financial statements.
148

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Avita Medical, Inc. CDI (a)	602	$ 2,144
Bausch Health Cos., Inc. (a)	164,519	4,586,818
Carnival PLC (a)	156,126	3,540,821
Cineworld Group PLC (a)(b)	585,394	621,034
Constellium SE (a)	39,730	746,129
CyberArk Software, Ltd. (a)	29,919	4,721,817
Ferguson PLC	167,535	23,346,339
Flex, Ltd. (a)	670,798	11,859,709
Globant SA (a)	19,501	5,479,976
Inmode, Ltd. (a)	7,725	1,231,751
International Game Technology PLC (a)(b)	50,938	1,340,688
Jackson Financial, Inc. Class A (a)	114	2,964
James Hardie Industries PLC	204,988	7,443,636
Jazz Pharmaceuticals PLC (a)	1,707	222,268
Nabriva Therapeutics PLC (a)(b)	85,936	102,264
Nitro Software, Ltd. (a)	90,669	238,401
Nordic American Tankers, Ltd.	192,265	492,198
Pluristem Therapeutics, Inc. (a)(b)	29,086	77,078
Primo Water Corp. (b)	74,871	1,179,048
QIAGEN NV (a)	113,444	5,888,807
REC Silicon ASA (a)(b)	363,605	548,162
Rhi Magnesita NV	16,406	725,128
Schneider Electric SE (c)	2,000	332,280
Spotify Technology SA (a)	56,179	12,659,376
Stellantis NV (c)	512,255	9,840,805
Stellantis NV (c)	523,554	10,025,102
Stratasys, Ltd. (a)	22,311	480,133
Swiss Re AG	166,542	14,307,419
Tenaris SA	183,303	1,931,495
UroGen Pharma, Ltd. (a)(b)	67,532	1,135,888
Waste Connections, Inc. (b)	126,057	15,884,863
		167,524,169
ZAMBIA — 0.1%
First Quantum Minerals, Ltd.	327,478	6,061,775
TOTAL COMMON STOCKS (Cost $9,600,562,037)		11,623,541,784

RIGHTS — 0.0% (d)
CANADA — 0.0% (d)
Pan American Silver Corp. (expiring 02/22/29) (a) (c)	32,412	23,332
See accompanying notes to financial statements.
149

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
FRANCE — 0.0% (d)
Veolia Environnement SA (expiring 10/1/21) (a)	413,934	$ 343,620
GERMANY — 0.0% (d)
Deutsche Lufthansa AG (expiring 10/5/21) (a) (b)	88,812	211,004
SOUTH KOREA — 0.0% (d)
ASCENDIO Co., Ltd. (expiring 11/04/21)	1,102	419
Hyundai Engineering & Construction Co., Ltd. (expiring 10/22/21) (a)	556	37,661
Kangstem Biotech Co., Ltd.(expiring 10/14/21) (a)	7,326	3,898
Samsung Heavy Industries Co., Ltd. (expiring 10/29/21) (a)	56,720	51,259
		93,237
TOTAL RIGHTS (Cost $514,691)		671,193
WARRANTS — 0.0% (d)
FRANCE — 0.0% (d)
Technicolor SA (expiring 9/22/24) (a) (b) (Cost: $0)	7,094	3,042
SHORT-TERM INVESTMENTS — 1.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (g) (h)	5,575,064	5,576,179
State Street Navigator Securities Lending Portfolio II (i) (j)	168,665,275	168,665,275
TOTAL SHORT-TERM INVESTMENTS (Cost $174,241,454)		174,241,454
TOTAL INVESTMENTS — 101.0% (Cost $9,775,318,182)		11,798,457,473
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(112,555,690)
NET ASSETS — 100.0%		$11,685,901,783
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2021.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Amount is less than 0.05% of net assets.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.7% of net assets as of September 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
See accompanying notes to financial statements.
150

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2021, total aggregate fair value of the security is $195,067, representing less than 0.05% of the Fund's net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at September 30, 2021.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$11,617,866,866	$5,479,851	$195,067	$11,623,541,784
Rights	238,234	432,959	—	671,193
Warrants	3,042	—	—	3,042
Short-Term Investments	174,241,454	—	—	174,241,454
TOTAL INVESTMENTS	$11,792,349,596	$5,912,810	$195,067	$11,798,457,473
See accompanying notes to financial statements.
151

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Sector Breakdown as of September 30, 2021

% of Net Assets
Financials	16.6%
Industrials	16.2
Consumer Discretionary	12.0
Information Technology	11.8
Health Care	10.9
Consumer Staples	8.3
Materials	8.0
Communication Services	5.1
Energy	4.0
Real Estate	3.7
Utilities	2.9
Short-Term Investments	1.5
Liabilities in Excess of Other Assets	(1.0)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	11,347,853	$ 11,350,122	$ 467,984,100	$ 473,758,237	$(939)	$1,133	5,575,064	$ 5,576,179	$ 6,062
State Street Navigator Securities Lending Portfolio II	121,695,745	121,695,745	1,533,955,215	1,486,985,685	—	—	168,665,275	168,665,275	2,069,026
Total		$133,045,867	$2,001,939,315	$1,960,743,922	$(939)	$1,133		$174,241,454	$2,075,088
See accompanying notes to financial statements.
152

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
September 30, 2021

Security Description	Shares	Value
COMMON STOCKS — 99.5%
ARGENTINA — 0.1%
Banco Macro SA ADR (a)(b)	220	$ 3,738
Despegar.com Corp. (a)	1,725	20,752
MercadoLibre, Inc. (a)	215	361,071
Pampa Energia SA ADR (a)(b)	1,612	28,161
		413,722
AUSTRALIA — 2.1%
Afterpay, Ltd. (a)	832	72,913
Alumina, Ltd.	182,164	276,331
AMP, Ltd.	48,185	34,458
Australia & New Zealand Banking Group, Ltd.	12,032	244,661
Betmakers Technology Group, Ltd. (a)	34,368	26,688
BHP Group PLC	3,539	90,101
BHP Group, Ltd. (b)	14,957	406,346
Boral, Ltd. (a)	25,800	114,429
BrainChip Holdings, Ltd. (a)(b)	120,967	34,515
Brambles, Ltd.	35,918	279,432
Coles Group, Ltd.	16,387	201,113
Commonwealth Bank of Australia	3,958	298,286
Cooper Energy, Ltd. (a)(b)	61,839	12,061
CSL, Ltd.	6,324	1,340,293
De Grey Mining, Ltd. (a)(b)	15,472	10,785
Deterra Royalties, Ltd.	6,003	16,435
EML Payments, Ltd. (a)(b)	9,878	27,757
Endeavour Group, Ltd.	6,204	31,281
Fortescue Metals Group, Ltd.	26,724	288,789
Glencore PLC (a)	28,242	133,985
Iluka Resources, Ltd.	6,003	39,373
Insurance Australia Group, Ltd.	80,133	284,790
Kogan.com, Ltd. (a)(b)	3,826	30,373
LendLease Corp., Ltd. Stapled Security	42,391	332,240
Macquarie Group, Ltd.	7,428	976,542
Megaport, Ltd. (a)	6,903	83,771
Mesoblast, Ltd. (a)(b)	4,811	5,838
National Australia Bank, Ltd.	15,965	320,945
Newcrest Mining, Ltd.	8,435	137,946
Nuix, Ltd. (a)(b)	6,471	11,779
Origin Energy, Ltd.	26,718	91,288
Orora, Ltd.	2,125	4,774
OZ Minerals, Ltd.	26,205	426,096
See accompanying notes to financial statements.
153

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
PolyNovo, Ltd. (a)(b)	25,034	$ 34,810
Pro Medicus, Ltd. (b)	2,237	88,244
QBE Insurance Group, Ltd.	12,579	105,948
Redbubble, Ltd. (a)(b)	3,232	10,343
Rio Tinto PLC	11,386	754,336
Rio Tinto, Ltd.	901	65,201
Santos, Ltd.	22,498	116,523
Scentre Group REIT	37,510	81,015
Shopping Centres Australasia Property Group REIT	479,565	935,318
Sonic Healthcare, Ltd.	19,939	585,624
South32, Ltd.	10,983	27,722
Suncorp Group, Ltd.	26,353	239,093
Sydney Airport Stapled Security (a)	3,251	19,351
Temple & Webster Group, Ltd. (a)(b)	1,391	12,630
Transurban Group Stapled Security	33,335	340,966
Transurban Group (a)	3,703	37,876
Vicinity Centres REIT	139,408	168,171
Wesfarmers, Ltd.	16,387	659,921
West African Resources, Ltd. (a)(b)	32,429	22,722
Westpac Banking Corp.	18,478	347,037
Woodside Petroleum, Ltd.	8,499	146,605
Woolworths Group, Ltd.	6,204	176,346
		11,662,216
AUSTRIA — 0.2%
DO & Co. AG (a)(b)	3,752	304,387
OMV AG	7,214	436,259
S&T AG	1,002	26,175
Schoeller-Bleckmann Oilfield Equipment AG (a)	4,694	189,860
		956,681
BAHAMAS — 0.0% (c)
OneSpaWorld Holdings, Ltd. (a)	2,936	29,272
BELGIUM — 0.2%
Anheuser-Busch InBev SA/NV	4,183	238,250
Solvay SA	2,435	303,793
UCB SA	6,317	708,681
		1,250,724
BRAZIL — 0.7%
Adecoagro SA (a)	2,942	26,566
Ambev SA ADR	54,620	150,751
Anima Holding SA (a)	44,388	72,827
See accompanying notes to financial statements.
154

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Banco Bradesco SA ADR	70,427	$ 269,735
Banco Inter SA (d)	7,729	66,171
BK Brasil Operacao e Assessoria a Restaurantes SA (a)	1,585	2,388
Cia Energetica de Minas Gerais ADR	7,165	18,056
Cia Siderurgica Nacional SA ADR	26,838	141,168
Construtora Tenda SA	6,514	21,052
Cyrela Brazil Realty SA Empreendimentos e Participacoes (a)	7,125	23,537
Even Construtora e Incorporadora SA	43,415	61,271
Ez Tec Empreendimentos e Participacoes SA	9,940	41,665
Gerdau SA ADR	24,218	119,153
Gol Linhas Aereas Inteligentes SA Preference Shares (a)	1,022	3,884
Itau Unibanco Holding SA Preference Shares ADR	52,266	275,442
Light SA	300	723
Locaweb Servicos de Internet SA (e)	6,162	25,874
Marfrig Global Foods SA	1,813	8,538
Minerva SA	12,232	23,459
Natura & Co. Holding SA ADR (a)(b)	7,114	118,448
Omega Geracao SA (a)	21,204	124,837
Petro Rio SA (a)	108,568	498,517
Petroleo Brasileiro SA Preference Shares ADR	35,587	355,870
Petroleo Brasileiro SA ADR	13,831	143,013
Santos Brasil Participacoes SA (a)	1,932	2,812
Trisul SA	17,971	24,076
Vale SA ADR	41,916	584,728
Via S/A (a)	13,733	19,432
Wheaton Precious Metals Corp.	4,846	182,387
Yara International ASA	3,054	151,944
		3,558,324
BURKINA FASO — 0.0% (c)
Endeavour Mining PLC (b)	4,228	95,150
IAMGOLD Corp. (a)(b)	9,024	20,443
		115,593
CANADA — 3.0%
Advantage Energy, Ltd. (a)(b)	19,693	99,487
Alamos Gold, Inc. Class A (b)	627	4,509
Altius Minerals Corp. (b)	5,307	65,225
Aurinia Pharmaceuticals, Inc. (a)	4,964	109,853
Aurora Cannabis, Inc. (a)(b)	415	2,873
B2Gold Corp.	5,985	20,456
Ballard Power Systems, Inc. (a)(b)	5,398	75,760
Bank of Montreal	4,036	402,851
See accompanying notes to financial statements.
155

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Bank of Nova Scotia	4,987	$ 306,892
Barrick Gold Corp.	7,126	128,643
Birchcliff Energy, Ltd. (b)	2,730	15,106
BlackBerry, Ltd. (a)(b)	5,564	54,153
Brookfield Asset Management Reinsurance Partners, Ltd. Class A (a)(b)	119	6,594
Brookfield Asset Management, Inc. Class A	17,162	919,434
Cameco Corp. (b)	10,257	222,815
Canada Goose Holdings, Inc. (a)(b)	491	17,530
Canadian Imperial Bank of Commerce (b)	1,814	201,898
Canadian National Railway Co. (b)	7,736	896,310
Canadian Natural Resources, Ltd.	7,736	282,791
Canadian Pacific Railway, Ltd. (b)	8,142	531,574
Canadian Tire Corp., Ltd. Class A (b)	1,916	268,060
Canopy Growth Corp. (a)(b)	1,305	18,079
Cenovus Energy, Inc.	9,841	99,198
Corby Spirit and Wine, Ltd.	3,418	48,753
Crescent Point Energy Corp. (b)	5,074	23,390
Cronos Group, Inc. (a)(b)	3,950	22,293
Docebo, Inc. (a)	2,583	188,579
Dundee Precious Metals, Inc.	5,766	34,682
Enbridge, Inc.	10,655	424,400
Endeavour Silver Corp. (a)(b)	24,322	99,642
Enerplus Corp. (b)	10,148	81,226
Equinox Gold Corp. (a)(b)	11,727	77,387
Equitable Group, Inc. (b)	500	56,400
First Majestic Silver Corp. (b)	20,711	234,436
Fortuna Silver Mines, Inc. (a)(b)	3,643	14,321
George Weston, Ltd. (b)	613	66,107
IGM Financial, Inc. (b)	3,032	108,299
Imperial Oil, Ltd. (b)	5,611	177,297
Jamieson Wellness, Inc. (e)	1,515	43,315
Just Energy Group, Inc. (a)	4	3
Kinaxis, Inc. (a)(b)	208	30,003
Kinross Gold Corp.	16,663	89,310
Kirkland Lake Gold, Ltd. (b)	2,224	92,622
Lightspeed Commerce, Inc. (a)(b)	1,720	165,938
Lithium Americas Corp. (a)(b)	2,856	63,800
Loblaw Cos., Ltd.	6,308	432,799
MAG Silver Corp. (a)(b)	208	3,367
Manulife Financial Corp.	14,784	284,512
McEwen Mining, Inc. (a)	14,975	15,574
See accompanying notes to financial statements.
156

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
MEG Energy Corp. (a)(b)	3,236	$ 25,263
Minto Apartment Real Estate Investment Trust (e)	5,599	98,823
MTY Food Group, Inc. (b)	3,130	157,976
National Bank of Canada (b)	10,657	818,339
New Gold, Inc. (a)(b)	14,436	15,270
NexGen Energy, Ltd. (a)(b)	27,881	132,489
Novagold Resources, Inc. (a)	624	4,295
Nutrien, Ltd. (b)	4,320	280,339
Onex Corp.	6,709	474,187
Organigram Holdings, Inc. (a)(b)	9,425	21,724
Orla Mining, Ltd. (a)(b)	1,700	5,609
Osisko Mining, Inc. (a)(b)	25,131	46,618
Pan American Silver Corp. (b)	832	19,367
Park Lawn Corp. (b)	3,437	99,080
Pretium Resources, Inc. (a)(b)	2,328	22,511
Real Matters, Inc. (a)(b)	6,820	54,050
Rogers Communications, Inc. Class B	10,672	498,282
Royal Bank of Canada	9,346	929,768
Sandstorm Gold, Ltd. (a)(b)	832	4,788
Score Media & Gaming, Inc. (a)	282	9,665
Shaw Communications, Inc. Class B	7,330	213,041
Shopify, Inc. Class A (a)	715	970,314
Silvercorp Metals, Inc. (b)	7,193	27,424
SilverCrest Metals, Inc. (a)(b)	34,086	238,119
SNC-Lavalin Group, Inc. (b)	4,459	123,825
SSR Mining, Inc. (b)	6,962	101,228
Summit Industrial Income REIT	5,578	91,760
Sun Life Financial, Inc. (b)	10,985	565,357
Suncor Energy, Inc.	15,664	324,692
TC Energy Corp. (b)	7,024	337,990
Teck Resources, Ltd. Class B	5,578	138,828
TELUS Corp.	32,638	717,245
Tilray, Inc. (a)	2,638	29,861
Tilray, Inc. Class 2 (a)(b)	4,844	54,689
Torex Gold Resources, Inc. (a)	1,302	13,011
Toronto-Dominion Bank	13,513	894,396
TransAlta Corp.	17,471	184,522
Wesdome Gold Mines, Ltd. (a)(b)	7,309	58,560
WPT Industrial Real Estate Investment Trust (a)	6,283	136,215
Yamana Gold, Inc.	13,215	52,157
		16,620,223
See accompanying notes to financial statements.
157

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
CHILE — 0.0% (c)
Enel Americas SA ADR	4,055	$ 23,722
Enel Chile SA ADR	3,377	8,139
Liberty Latin America, Ltd. Class C (a)	1,043	13,684
Sociedad Quimica y Minera de Chile SA ADR	823	44,211
		89,756
CHINA — 3.5%
111, Inc. ADR (a)(b)	1,667	10,285
17 Education & Technology Group, Inc. ADR (a)	88,386	79,556
21Vianet Group, Inc. ADR (a)	2,748	47,568
AAC Technologies Holdings, Inc. (b)	2,500	11,931
Agora, Inc. ADR (a)	2,323	67,367
Agricultural Bank of China, Ltd. Class H	308,000	106,034
AK Medical Holdings, Ltd. (e)	4,000	5,570
Alibaba Group Holding, Ltd. ADR (a)	1,584	234,511
Alibaba Group Holding, Ltd. (a)	111,800	2,042,219
Alibaba Health Information Technology, Ltd. (a)(b)	12,000	17,265
Anhui Conch Cement Co., Ltd. Class H	6,000	32,371
ANTA Sports Products, Ltd.	5,000	94,288
Aoyuan Healthy Life Group Co., Ltd. (a)(b)	16,000	8,632
Ascletis Pharma, Inc. (a)(e)	6,000	2,042
Autohome, Inc. ADR	491	23,043
Baidu, Inc. ADR (a)	2,138	328,718
Bank of China, Ltd. Class H	678,000	240,381
Bank of Communications Co., Ltd. Class H	211,000	125,223
Baozun, Inc. ADR (a)	5,898	103,392
Beijing BDStar Navigation Co., Ltd. Class A (a)	1,000	6,261
Beijing Chunlizhengda Medical Instruments Co., Ltd. Class H (a)	5,000	10,726
Beijing Enterprises Urban Resources Group, Ltd. (a)(b)	36,000	3,746
Beijing Shunxin Agriculture Co., Ltd. Class A	1,400	7,666
Beijing Sinnet Technology Co., Ltd. Class A	10,200	20,340
Beijing Tiantan Biological Products Corp., Ltd. Class A	11,680	57,929
Bilibili, Inc. ADR (a)(b)	1,515	100,248
Bit Digital, Inc. (a)(b)	4,748	34,328
BIT Mining, Ltd. ADR (a)(b)	9,091	74,273
Canaan, Inc. ADR (a)(b)	1,980	12,098
Chifeng Jilong Gold Mining Co., Ltd. Class A (a)	25,200	59,935
China CITIC Bank Corp., Ltd. Class H	72,000	32,556
China Conch Venture Holdings, Ltd.	5,000	23,155
China Construction Bank Corp. Class H	690,000	494,589
China Gas Holdings, Ltd.	17,800	52,591
China Life Insurance Co., Ltd. Class H	96,000	157,602
See accompanying notes to financial statements.
158

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
China Meidong Auto Holdings, Ltd.	2,000	$ 10,045
China Mengniu Dairy Co., Ltd. (a)	9,000	57,979
China Merchants Bank Co., Ltd. Class H	147,674	1,177,082
China Minsheng Banking Corp., Ltd. Class H (b)	43,000	17,289
China National Software & Service Co., Ltd. Class A	1,200	9,181
China New Higher Education Group, Ltd. (b)(e)	2,000	930
China Online Education Group ADR (a)(b)	1,400	3,654
China Overseas Land & Investment, Ltd.	58,500	133,312
China Overseas Property Holdings, Ltd.	5,000	4,149
China Pacific Insurance Group Co., Ltd. Class H	17,800	52,934
China Petroleum & Chemical Corp. Class H	353,200	175,133
China Resources Beer Holdings Co., Ltd.	8,000	59,091
China Resources Gas Group, Ltd.	2,000	10,508
China Resources Land, Ltd.	15,000	63,298
China Shenhua Energy Co., Ltd. Class H	44,500	104,152
China Tower Corp., Ltd. Class H (e)	224,000	29,350
China TransInfo Technology Co., Ltd. Class A	10,500	24,046
China Vanke Co., Ltd. Class H	6,600	18,059
Chlitina Holding, Ltd.	2,000	14,285
Chongqing Brewery Co., Ltd. Class A (a)	2,100	42,700
CIFI Ever Sunshine Services Group, Ltd. (b)	20,000	39,873
CITIC, Ltd.	92,000	98,090
COFCO Joycome Foods., Ltd. (a)(b)	78,000	24,649
COSCO SHIPPING Ports, Ltd.	37,589	32,545
Country Garden Holdings Co., Ltd. (b)	81,365	84,138
Country Garden Services Holdings Co., Ltd.	4,000	31,601
CSPC Pharmaceutical Group, Ltd.	26,880	32,251
CStone Pharmaceuticals (a)(b)(e)	7,500	10,386
Daqo New Energy Corp. ADR (a)	3,489	198,873
Ebang International Holdings, Inc. Class A (a)	2,044	3,884
EHang Holdings, Ltd. ADR (a)(b)	752	17,980
ENN Energy Holdings, Ltd.	1,800	29,689
Flat Glass Group Co., Ltd. Class H (a)(b)	17,000	80,254
Fu Jian Anjoy Foods Co., Ltd. Class A	400	11,899
Futu Holdings, Ltd. ADR (a)(b)	658	59,891
Gaotu Techedu, Inc. ADR (a)(b)	29,330	90,043
G-bits Network Technology Xiamen Co., Ltd. Class A	300	18,188
Geely Automobile Holdings, Ltd.	17,000	48,808
Genetron Holdings, Ltd. ADR (a)	4,647	64,361
Guangdong Hongda Blasting Co., Ltd. Class A	9,600	40,355
Guangdong Investment, Ltd.	4,000	5,221
See accompanying notes to financial statements.
159

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd. Class A	8,000	$ 22,770
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	8,800	139,649
Guangzhou Tinci Materials Technology Co., Ltd. Class A	1,190	28,048
Health & Happiness H&H International Holdings, Ltd.	50,000	119,209
Hello Group, Inc. ADR	1,112	11,765
Hengan International Group Co., Ltd.	8,500	45,532
HengTen Networks Group, Ltd. (a)(b)	164,000	48,665
Homeland Interactive Technology, Ltd. (b)	136,000	37,561
Huaneng Power International, Inc. Class H (b)	178,000	95,807
HUYA, Inc. ADR (a)	1,439	12,001
iClick Interactive Asia Group, Ltd. ADR (a)	1,000	5,530
Industrial & Commercial Bank of China, Ltd. Class H	478,000	265,875
Innovent Biologics, Inc. (a)(e)	5,500	53,342
Intco Medical Technology Co., Ltd. Class A	2,400	21,802
JD.com, Inc. ADR (a)	6,432	464,648
Jiangsu King's Luck Brewery JSC, Ltd. Class A	8,700	61,064
JinkoSolar Holding Co., Ltd. ADR (a)(b)	3,653	167,344
JiuGui Liquor Co., Ltd. Class A	1,400	53,738
JOYY, Inc. ADR (b)	389	21,329
Kaisa Prosperity Holdings, Ltd. (a)	17,250	47,974
Konka Group Co., Ltd. Class B	299,500	99,261
Lenovo Group, Ltd.	34,000	36,557
Li Auto, Inc. ADR (a)	2,727	71,693
Li Ning Co., Ltd.	6,500	75,273
Lingyi iTech Guangdong Co. Class A	12,300	12,311
Longfor Group Holdings, Ltd. (e)	8,500	39,199
Meituan Class B (a)(e)	30,700	972,506
Microport Scientific Corp.	3,008	16,963
NanJi E-Commerce Co., Ltd. Class A	19,700	20,146
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd. Class A	13,650	76,139
NetEase, Inc. ADR	3,133	267,558
New Oriental Education & Technology Group, Inc. ADR (a)	8,342	17,101
Newborn Town, Inc. (a)	140,000	76,253
NIO, Inc. ADR (a)	10,481	373,438
Niu Technologies ADR (a)(b)	1,220	28,267
OneSmart International Education Group, Ltd. ADR (a)(b)	150,509	73,749
PetroChina Co., Ltd. Class H	176,000	83,426
PICC Property & Casualty Co., Ltd. Class H	191,788	186,007
Pinduoduo, Inc. ADR (a)	2,200	199,474
Ping An Healthcare & Technology Co., Ltd. (a)(b)(e)	1,100	7,150
Ping An Insurance Group Co. of China, Ltd. Class H	48,000	328,338
See accompanying notes to financial statements.
160

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Postal Savings Bank of China Co., Ltd. Class H (e)	74,000	$ 51,142
Prosus NV (a)	8,214	656,758
Q Technology Group Co., Ltd. (b)	18,000	25,943
Qutoutiao, Inc. ADR (a)(b)	96,426	95,462
RLX Technology, Inc. ADR (a)	23,940	108,209
Scholar Education Group	11,000	2,120
Shanghai Bairun Investment Holding Group Co., Ltd. Class A	1,820	21,006
Shanghai Baosight Software Co., Ltd. Class A	2,730	27,918
Shangri-La Asia, Ltd. (a)	34,000	27,035
Shanxi Meijin Energy Co., Ltd. Class A (a)	23,400	39,048
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	1,260	61,594
Shengyi Technology Co., Ltd. Class A	9,200	30,876
Shenzhen Goodix Technology Co., Ltd. Class A	400	6,866
Shenzhen Kangtai Biological Products Co., Ltd. Class A	1,000	17,064
Shenzhen SC New Energy Technology Corp. Class A	600	12,773
Shenzhou International Group Holdings, Ltd.	7,800	166,127
Sichuan Swellfun Co., Ltd. Class A	1,400	27,581
Skshu Paint Co., Ltd. Class A	420	6,508
Sohu.com, Ltd. ADR (a)	2,339	48,745
SOS, Ltd. ADR (a)(b)	7,544	16,069
Sunac China Holdings, Ltd.	8,000	17,059
Sunac Services Holdings, Ltd. (e)	257	532
Sunny Optical Technology Group Co., Ltd.	8,000	210,465
TAL Education Group ADR (a)	2,837	13,731
Tencent Holdings, Ltd.	52,000	3,082,065
Tongdao Liepin Group (a)	16,600	23,243
Trip.com Group, Ltd. ADR (a)	2,745	84,409
Up Fintech Holding, Ltd. ADR (a)(b)	3,772	39,945
Vipshop Holdings, Ltd. ADR (a)	5,897	65,693
Walvax Biotechnology Co., Ltd. Class A	8,400	82,230
Weimob, Inc. (a)(b)(e)	89,000	128,961
Will Semiconductor Co., Ltd. Class A	600	22,554
Winning Health Technology Group Co., Ltd. Class A	11,390	25,643
Wuhan Guide Infrared Co., Ltd. Class A	18,520	67,090
WUS Printed Circuit Kunshan Co., Ltd. Class A	10,340	17,960
Wuxi Biologics Cayman, Inc. (a)(e)	17,500	284,374
XD, Inc. (a)(b)	7,200	40,094
Xiaomi Corp. Class B (a)(e)	51,600	141,517
XPeng, Inc. ADR (a)	4,022	142,942
Yanzhou Coal Mining Co., Ltd. Class H	34,000	64,378
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H (b)(e)	11,000	6,500
See accompanying notes to financial statements.
161

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Yum China Holdings, Inc.	5,305	$ 308,274
Zai Lab, Ltd. ADR (a)	416	43,842
Zepp Health Corp. ADR (a)(b)	624	5,011
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd. Class A	1,500	13,619
ZTO Express Cayman, Inc. ADR	2,049	62,822
		18,986,854
COLOMBIA — 0.0% (c)
Bancolombia SA ADR (b)	900	31,158
Canacol Energy, Ltd. (b)	13,214	35,256
Millicom International Cellular SA SDR (a)	1,111	40,396
		106,810
DENMARK — 0.6%
Ambu A/S Class B	500	14,795
AP Moller - Maersk A/S Class B	202	547,337
Chemometec A/S	531	81,188
Danske Bank A/S	8,734	147,629
Drilling Co. of 1972 A/S (a)	396	14,887
DSV A/S	1,513	363,270
Novo Nordisk A/S Class B	19,138	1,853,518
Zealand Pharma A/S (a)	8,640	249,123
		3,271,747
EGYPT — 0.0% (c)
Cleopatra Hospital (a)	79,267	22,590
Heliopolis Housing	60,264	19,091
Medinet Nasr Housing	23,058	3,931
		45,612
FINLAND — 0.4%
Admicom Oyj	191	20,387
BasWare Oyj (a)	377	14,113
Fortum Oyj	6,811	207,523
Metso Outotec Oyj	17,453	160,078
Musti Group Oyj (a)	1,823	65,284
Neles Oyj	4,056	55,703
Nokia Oyj (a)	42,183	232,658
Nordea Bank Abp (b)(d)	28,279	365,587
Nordea Bank Abp (d)	496	6,462
Sampo Oyj Class A	4,764	236,916
UPM-Kymmene Oyj	15,533	552,841
Valmet Oyj	798	28,985
See accompanying notes to financial statements.
162

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Wartsila OYJ Abp	13,830	$ 165,973
		2,112,510
FRANCE — 2.7%
AB Science SA (a)	3,054	45,588
Accor SA (a)	8,525	305,787
Air Liquide SA	1,110	178,274
Airbus SE (a)	3,480	464,215
Alstom SA	8,231	313,367
AXA SA	16,384	457,332
BNP Paribas SA	8,719	560,215
Bouygues SA	4,974	206,950
Capgemini SE	6,119	1,277,554
Carrefour SA	11,241	202,516
Cellectis SA (a)	2,799	36,397
CGG SA (a)	12,304	9,540
Credit Agricole SA	18,961	262,512
Danone SA	5,088	348,202
Engie SA	8,348	109,733
EssilorLuxottica SA	3,884	744,975
Faurecia SE	153	7,261
Fnac Darty SA	4,151	273,253
Hermes International	18	24,960
Kering SA	1,018	726,764
L'Oreal SA	1,932	799,020
LVMH Moet Hennessy Louis Vuitton SE	1,630	1,171,424
Orange SA	23,885	258,878
Pernod Ricard SA	2,325	513,852
Publicis Groupe SA	4,869	328,757
Renault SA (a)	5,784	207,101
Sanofi	7,624	734,081
Schneider Electric SE	5,509	918,752
Societe Generale SA	7,646	240,984
Sodexo SA (a)	4,873	427,972
Solutions 30 SE (a)	2,317	22,825
Technip Energies NV (a)	1,066	16,802
TotalEnergies SE	14,479	693,619
Unibail-Rodamco-Westfield REIT (a)(d)	11,062	42,670
Unibail-Rodamco-Westfield REIT (a)(d)	1,835	135,299
Valneva SE (a)	1,288	20,241
Veolia Environnement SA	14,657	449,469
Vinci SA	7,121	743,997
See accompanying notes to financial statements.
163

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Vivendi SE	17,991	$ 227,377
		14,508,515
GERMANY — 2.4%
adidas AG	3,040	957,608
AIXTRON SE	2,525	63,414
Allianz SE	3,860	871,626
BASF SE	6,317	482,094
Bayer AG	8,130	442,893
Commerzbank AG (a)	5,714	38,111
CompuGroup Medical SE & Co. KgaA	9,241	761,471
CropEnergies AG	3,548	49,426
Daimler AG	8,755	778,448
Datagroup SE (a)	399	36,624
Deutsche Bank AG (a)	11,585	148,201
Deutsche Boerse AG	3,032	493,708
Deutsche Lufthansa AG (a)(b)	18,587	127,934
Deutsche Post AG	15,051	950,314
Deutsche Telekom AG	24,826	500,519
E.ON SE	15,564	190,625
Eckert & Ziegler Strahlen- und Medizintechnik AG	330	42,682
Elmos Semiconductor SE	1,407	71,585
Encavis AG	1,426	25,005
Flatex DEGIRO AG (a)	2,921	62,222
Fresenius Medical Care AG & Co. KGaA	1,529	107,846
HelloFresh SE (a)	2,116	196,089
Home24 SE (a)	1,003	16,506
LPKF Laser & Electronics AG	2,331	53,220
Merck KGaA	5,305	1,153,715
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,325	638,341
Puma SE	814	90,961
RWE AG	5,203	184,217
Salzgitter AG (a)	5,190	175,757
SAP SE	7,638	1,034,629
Siemens AG	6,201	1,019,929
Siemens Energy AG (a)	3,092	83,244
Thyssenkrupp AG (a)	9,739	103,592
Uniper SE	1,206	50,387
VERBIO Vereinigte BioEnergie AG	5,793	382,015
Volkswagen AG	1,835	569,948
Volkswagen AG Preference Shares	1,620	363,559
See accompanying notes to financial statements.
164

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Westwing Group AG (a)	362	$ 13,601
		13,332,066
GHANA — 0.0% (c)
Kosmos Energy, Ltd. (a)	19,630	58,105
Tullow Oil PLC (a)(b)	4,085	2,823
		60,928
HONG KONG — 0.7%
AIA Group, Ltd.	81,800	945,182
Bank of East Asia, Ltd.	59,305	95,685
CA Cultural Technology Group, Ltd. (a)(b)	15,000	5,241
China Youzan, Ltd. (a)	168,000	21,149
CK Asset Holdings, Ltd.	58,770	340,481
Hang Lung Properties, Ltd.	103,000	234,985
Henderson Land Development Co., Ltd.	18,910	72,510
Hong Kong Exchanges & Clearing, Ltd.	12,368	762,291
Hong Kong Technology Venture Co., Ltd. (b)	27,000	38,221
Huobi Technology Holdings, Ltd. (a)(b)	25,000	26,173
Link REIT	51,123	438,358
New World Development Co., Ltd.	32,383	132,491
Sino Biopharmaceutical, Ltd.	91,500	75,930
Sun Hung Kai Properties, Ltd.	50,253	628,756
Swire Pacific, Ltd. Class A	8,500	50,555
		3,868,008
HUNGARY — 0.1%
MOL Hungarian Oil & Gas PLC	9,375	78,158
Richter Gedeon Nyrt	9,560	261,710
		339,868
INDIA — 1.5%
Aarti Drugs, Ltd.	6,996	57,238
Adani Green Energy, Ltd. (a)	2,100	32,439
Advanced Enzyme Technologies, Ltd.	4,704	24,623
Alkyl Amines Chemicals	6,659	343,193
Amber Enterprises India, Ltd. (a)	3,115	136,963
AstraZeneca Pharma India, Ltd.	438	18,231
Birlasoft, Ltd.	24,172	133,401
Central Depository Services India, Ltd.	5,790	100,624
Dixon Technologies India, Ltd.	5,493	341,291
Dr Reddy's Laboratories, Ltd. ADR	10,670	695,044
Granules India, Ltd.	14,154	61,086
ICICI Bank, Ltd. ADR	37,483	707,304
See accompanying notes to financial statements.
165

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
IndiaMart InterMesh, Ltd. (e)	813	$ 91,772
Infosys, Ltd. ADR	68,107	1,515,381
Inox Leisure, Ltd. (a)	1,724	9,134
IOL Chemicals & Pharmaceuticals, Ltd.	8,769	70,150
JB Chemicals & Pharmaceuticals, Ltd.	3,629	91,276
Just Dial, Ltd. (a)	3,310	44,111
Larsen & Toubro, Ltd. GDR	15,981	370,759
Laurus Labs, Ltd. (e)	16,510	137,113
Mahindra & Mahindra, Ltd. GDR	12,389	133,801
Navin Fluorine International, Ltd.	1,682	83,497
Orient Electric, Ltd.	4,093	18,299
Procter & Gamble Health, Ltd.	65	4,732
Radico Khaitan, Ltd.	1,150	13,649
Reliance Industries, Ltd. GDR (e)	13,157	895,992
Reliance Industries, Ltd.	8,277	280,918
SpiceJet, Ltd. (a)	3,200	3,240
State Bank of India GDR	7,120	437,880
Sun Pharma Advanced Research Co., Ltd. (a)	3,612	14,396
Tanla Platforms, Ltd.	10,600	124,575
Tata Motors, Ltd. ADR (a)(b)	10,171	227,932
Thyrocare Technologies, Ltd. (e)	569	8,940
Ujjivan Financial Services, Ltd.	1,082	2,270
Vaibhav Global, Ltd.	8,455	79,678
Vedanta, Ltd. ADR	15,879	242,631
Wipro, Ltd. ADR	60,503	534,241
		8,087,804
INDONESIA — 0.2%
Astra International Tbk PT	260,500	100,105
Bank Central Asia Tbk PT	223,400	546,305
Bank Mandiri Persero Tbk PT	342,300	147,084
Bank Rakyat Indonesia Persero Tbk PT	880,099	236,743
Gudang Garam Tbk PT	19,300	43,893
Telkom Indonesia Persero Tbk PT	1,015,000	261,684
		1,335,814
IRELAND — 0.2%
Cairn Homes PLC (a)	121,646	160,719
CRH PLC	8,543	401,581
Flutter Entertainment PLC (a)	98	19,433
Glenveagh Properties PLC (a)(e)	16,996	21,785
Keywords Studios PLC (a)	609	23,912
See accompanying notes to financial statements.
166

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Prothena Corp. PLC (a)	4,487	$ 319,609
		947,039
ISRAEL — 0.3%
Bank Hapoalim BM	35,188	310,853
Bank Leumi Le-Israel BM	160,142	1,364,569
Compugen, Ltd. (a)(b)	5,821	34,751
Electreon Wireless, Ltd. (a)	199	10,141
Fiverr International, Ltd. (a)(b)	135	24,662
Isracard, Ltd.	1,742	7,270
Nano Dimension, Ltd. ADR (a)	5,376	30,320
Nano-X Imaging, Ltd. (a)(b)	1,698	38,205
Teva Pharmaceutical Industries, Ltd. ADR (a)	5,393	52,528
		1,873,299
ITALY — 0.5%
Assicurazioni Generali SpA	14,752	314,411
Atlantia SpA (a)	3,957	75,095
Enel SpA	64,973	500,824
Eni SpA	22,382	299,499
Ferrari NV	1,204	252,493
Intesa Sanpaolo SpA	117,216	333,302
Italgas SpA	6,070	38,973
Mediaset NV (b)	57,646	165,552
Saipem SpA (a)(b)	4,996	12,327
Snam SpA	26,467	147,112
Telecom Italia SpA	273,890	107,734
UniCredit SpA	15,561	207,396
		2,454,718
JAPAN — 6.7%
Advantest Corp.	200	17,979
AI inside, Inc. (a)	100	8,075
Aisin Corp.	1,700	62,012
Akatsuki, Inc.	100	2,877
AnGes, Inc. (a)(b)	1,200	7,421
Arcland Service Holdings Co., Ltd.	1,300	27,975
Aruhi Corp.	600	7,023
Asahi Group Holdings, Ltd.	1,700	82,596
Asahi Kasei Corp.	50,600	542,621
Astellas Pharma, Inc.	20,300	335,225
BASE, Inc. (a)(b)	2,000	19,646
BayCurrent Consulting, Inc.	300	152,722
See accompanying notes to financial statements.
167

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Bengo4.com, Inc. (a)(b)	300	$ 17,262
Bridgestone Corp.	1,700	80,844
Canon, Inc. (b)	1,700	41,755
Cellsource Co., Ltd. (a)	400	68,618
Change, Inc. (a)(b)	4,000	83,746
Chatwork Co., Ltd. (a)(b)	2,300	22,675
Comture Corp.	400	11,149
Credit Saison Co., Ltd.	10,200	134,933
Cybozu, Inc. (b)	10,300	224,694
Daiichi Sankyo Co., Ltd.	30,300	809,132
Daikin Industries, Ltd.	1,700	372,682
Daiwa Securities Group, Inc. (b)	51,000	298,892
Demae-Can Co., Ltd. (a)	400	6,030
Denso Corp.	10,000	658,302
Digital Arts, Inc.	100	8,120
Dip Corp.	500	19,090
Ebase Co., Ltd. (b)	7,500	57,136
Eisai Co., Ltd.	1,700	127,925
Elan Corp.	1,400	16,312
EM Systems Co., Ltd.	10,900	78,642
ENEOS HoldingS, Inc.	19,700	80,495
Enigmo, Inc.	1,600	17,896
eRex Co., Ltd.	800	17,839
euglena Co., Ltd. (a)(b)	1,700	13,317
Freee KK (a)	300	21,914
FUJIFILM Holdings Corp.	10,200	881,181
Fujio Food Group, Inc.	800	10,103
Fujitsu, Ltd.	1,700	309,451
Fukui Computer Holdings, Inc.	300	11,642
GA Technologies Co., Ltd. (a)(b)	1,600	14,770
giftee, Inc. (a)(b)	1,300	47,130
GMO GlobalSign Holdings KK (b)	300	11,938
GNI Group, Ltd. (a)(b)	2,700	39,783
Hennge KK (a)(b)	600	31,889
Hitachi, Ltd.	10,200	607,018
Hokuhoku Financial Group, Inc.	9,900	76,041
Honda Motor Co., Ltd.	10,200	315,850
Hoya Corp.	10,100	1,581,873
Insource Co., Ltd.	1,200	23,435
Internet Initiative Japan, Inc. (b)	200	6,982
IR Japan Holdings, Ltd.	1,000	110,867
ITOCHU Corp. (b)	9,500	279,019
See accompanying notes to financial statements.
168

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Japan Medical Dynamic Marketing, Inc.	500	$ 10,110
Japan Tobacco, Inc.	9,000	176,652
JFE Holdings, Inc.	10,200	155,137
JMDC, Inc. (a)	800	55,210
JSR Corp.	10,200	370,701
JTOWER, Inc. (a)	700	54,896
Kajima Corp.	20,200	261,066
Kamakura Shinsho, Ltd. (b)	8,400	64,972
Kamigumi Co., Ltd.	31,000	654,313
Kansai Electric Power Co., Inc.	9,900	96,316
Kao Corp.	1,700	101,398
KDDI Corp.	30,400	1,005,659
Keyence Corp.	1,200	720,592
Kitanotatsujin Corp. (b)	9,600	40,267
Kobe Steel, Ltd.	9,600	58,938
Komatsu, Ltd.	10,200	246,372
Konica Minolta, Inc. (b)	19,900	107,727
Kyocera Corp.	10,100	633,655
Lasertec Corp.	200	45,871
LEC, Inc. (b)	600	5,835
Leopalace21 Corp. (a)(b)	9,200	20,449
M&A Capital Partners Co., Ltd. (a)(b)	400	22,227
M3, Inc.	100	7,163
Makita Corp.	10,200	562,223
Makuake, Inc. (a)(b)	600	24,871
Marubeni Corp. (b)	51,000	426,558
Marui Group Co., Ltd.	20,200	393,228
Mebuki Financial Group, Inc.	49,800	109,799
Media Do Co., Ltd.	700	30,930
Medical Data Vision Co., Ltd.	2,100	29,380
Medley, Inc. (a)(b)	2,400	89,590
MedPeer, Inc. (a)(b)	1,500	51,624
Menicon Co., Ltd.	2,200	85,772
Mirai Corp. REIT	304	146,857
Mitsubishi Chemical Holdings Corp.	20,000	183,464
Mitsubishi Corp.	10,200	323,255
Mitsubishi Electric Corp.	50,500	704,714
Mitsubishi UFJ Financial Group, Inc.	91,700	540,707
Mitsui & Co., Ltd.	10,200	225,255
Mitsuuroko Group Holdings Co., Ltd.	1,500	19,749
Money Forward, Inc. (a)	1,000	71,611
Monogatari Corp	600	42,160
See accompanying notes to financial statements.
169

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
MS&AD Insurance Group Holdings, Inc.	10,200	$ 343,367
MTI, Ltd. (b)	1,500	10,298
Murata Manufacturing Co., Ltd.	10,100	901,600
NEC Corp.	200	10,881
Nintendo Co., Ltd.	800	389,406
Nippon Steel Corp.	18,600	339,076
Nissan Motor Co., Ltd. (a)	19,900	100,254
Nitto Denko Corp. (b)	1,700	121,586
Nomura Holdings, Inc.	50,900	252,550
NTT Data Corp.	20,200	391,961
Obayashi Corp.	51,000	424,638
Oisix ra daichi, Inc. (a)	1,700	75,649
One REIT, Inc.	13	34,546
Open Door, Inc. (a)(b)	400	10,307
Optim Corp. (a)	500	9,128
ORIX Corp.	20,400	385,785
Oro Co., Ltd.	1,000	33,610
Osaka Gas Co., Ltd.	10,200	187,316
Panasonic Corp.	30,600	381,214
Pharma Foods International Co., Ltd. (b)	1,400	33,741
PKSHA Technology, Inc. (a)(b)	700	12,027
PR Times, Inc. (a)(b)	1,400	40,278
Proto Corp.	1,400	19,298
Rakus Co., Ltd.	1,200	42,536
Resona Holdings, Inc.	30,600	123,086
Riso Kyoiku Co., Ltd. (a)	9,200	36,281
Rohm Co., Ltd.	1,700	162,115
Rorze Corp.	500	36,030
RS Technologies Co., Ltd.	700	34,945
Samty Residential Investment Corp. REIT (a)	199	209,033
Secom Co., Ltd.	1,700	123,460
Seven & i Holdings Co., Ltd.	1,700	77,477
SHIFT, Inc. (a)	400	85,288
Shin-Etsu Chemical Co., Ltd.	1,700	287,968
SoftBank Group Corp.	18,900	1,097,665
Sompo Holdings, Inc.	10,200	446,213
Sony Group Corp.	20,600	2,299,556
Sosei Group Corp. (a)(b)	400	6,830
Sourcenext Corp.	10,000	21,689
S-Pool, Inc.	9,200	86,331
Starts Proceed Investment Corp. REIT	7	15,547
Strike Co., Ltd.	600	22,693
See accompanying notes to financial statements.
170

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Sumitomo Chemical Co., Ltd. (b)	51,000	$ 267,399
Sumitomo Corp.	10,200	144,578
Sumitomo Electric Industries, Ltd.	10,000	134,080
Sumitomo Mitsui Financial Group, Inc.	10,200	360,554
Sumitomo Mitsui Trust Holdings, Inc.	1,700	58,767
Suruga Bank, Ltd. (b)	1,700	6,338
T&D Holdings, Inc.	20,400	283,214
Taiko Pharmaceutical Co., Ltd. (a)	2,700	22,118
Takeda Pharmaceutical Co., Ltd.	1,700	56,359
Tama Home Co., Ltd. (b)	3,300	80,271
TDK Corp.	5,100	184,894
TechMatrix Corp.	1,000	18,095
Teijin, Ltd.	10,200	145,721
Terumo Corp.	20,200	956,818
Tokio Marine Holdings, Inc.	10,100	545,033
Tokyo Electron, Ltd. (b)	1,700	756,791
Tokyu Corp.	28,700	428,539
TOPPAN, INC.	20,300	346,233
Toridoll Holdings Corp. (b)	700	17,648
Toshiba Corp.	1,700	71,840
Toyo Gosei Co., Ltd.	600	80,556
Toyota Motor Corp.	101,500	1,819,404
Toyota Tsusho Corp.	10,100	430,432
Tri Chemical Laboratories, Inc.	1,200	36,460
UT Group Co., Ltd.	200	6,050
Uzabase, Inc. (a)(b)	200	4,381
ValueCommerce Co., Ltd.	400	17,119
V-Cube, Inc. (b)	1,400	19,750
Vector, Inc.	1,100	11,456
Vision, Inc. (a)	1,300	18,269
West Holdings Corp.	2,210	98,541
West Japan Railway Co.	1,700	86,009
Yamada Holdings Co., Ltd.	19,800	83,406
Yamaha Corp.	20,700	1,307,954
YA-MAN, Ltd. (b)	1,700	20,737
Yokowo Co., Ltd.	400	9,024
ZIGExN Co., Ltd.	8,300	30,648
Zuken, Inc.	400	14,645
		36,595,207
KUWAIT — 0.0% (c)
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	24,538	19,282
See accompanying notes to financial statements.
171

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Warba Bank KSCP (a)	13,325	$ 11,752
		31,034
LUXEMBOURG — 0.0% (c)
ArcelorMittal SA	5,895	180,775
MACAU — 0.0% (c)
Sands China, Ltd. (a)	40,400	83,035
MALAYSIA — 0.1%
ATA IMS Bhd	227,000	143,146
CIMB Group Holdings Bhd	42,476	48,498
Comfort Glove Bhd	43,100	13,692
Duopharma Biotech Bhd	61,066	26,401
Frontken Corp. Bhd	58,900	50,789
Greatech Technology Bhd (a)	7,200	12,228
Hartalega Holdings Bhd	2,800	4,113
Kossan Rubber Industries	10,400	5,739
Malayan Banking Bhd	23,986	46,121
Mega First Corp. BHD	39,200	34,364
Pentamaster Corp. Bhd	19,250	25,244
Public Bank Bhd	102,500	99,648
Supermax Corp. Bhd	42,871	24,474
Tenaga Nasional Bhd	19,300	44,625
Top Glove Corp. Bhd	13,000	8,943
		588,025
MEXICO — 0.3%
America Movil SAB de CV Series L	397,692	353,470
Axtel SAB de CV (a)	100,221	24,294
Cemex SAB de CV Series CPO (a)	184,027	133,377
Fomento Economico Mexicano SAB de CV	40,871	356,558
Grupo Financiero Banorte SAB de CV Series O	39,341	253,860
Grupo Mexico SAB de CV Class B	65,456	262,499
Grupo Televisa SAB Series CPO	34,770	77,039
Industrias Penoles SAB de CV (a)	1,840	21,790
PLA Administradora Industrial S de RL de CV REIT	20,568	30,215
		1,513,102
NETHERLANDS — 1.5%
Akzo Nobel NV	3,350	366,429
Alfen Beheer B.V. (a)(e)	793	83,633
ASML Holding NV	3,752	2,808,619
Heineken NV (b)	2,747	287,164
ING Groep NV (b)	28,240	411,335
See accompanying notes to financial statements.
172

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Koninklijke Ahold Delhaize NV	15,276	$ 508,728
Koninklijke DSM NV	5,323	1,065,710
Koninklijke KPN NV	2,434	7,659
Koninklijke Philips NV	12,706	564,580
Pharming Group NV (a)(b)	21,797	20,573
Royal Dutch Shell PLC Class A	9,776	218,153
Royal Dutch Shell PLC Class B	50,974	1,133,784
Shop Apotheke Europe NV (a)(e)	240	35,520
Universal Music Group NV (a)	17,991	481,963
Wolters Kluwer NV	2,147	227,875
		8,221,725
NEW ZEALAND — 0.0% (c)
Pushpay Holdings, Ltd. (a)	22,125	28,236
NORWAY — 0.3%
Crayon Group Holding ASA (a)(e)	14,787	277,979
DNB Bank ASA	19,245	440,821
Fjordkraft Holding ASA (e)	3,136	17,438
FLEX LNG, Ltd.	2,653	47,472
Frontline, Ltd. (a)	1,740	15,907
Kahoot! ASA (a)(b)	17,890	129,217
Norsk Hydro ASA	53,279	399,901
Quantafuel ASA (a)(b)	1,128	3,267
Telenor ASA	15,768	266,074
		1,598,076
PAKISTAN — 0.0% (c)
Pakistan State Oil Co., Ltd.	55,923	66,021
Searle Co., Ltd.	112,418	133,059
		199,080
PERU — 0.0% (c)
Cia de Minas Buenaventura SAA ADR (a)(b)	424	2,866
PHILIPPINES — 0.0% (c)
PLDT, Inc. ADR (b)	1,529	49,800
POLAND — 0.0% (c)
Polski Koncern Naftowy ORLEN SA	1,847	38,147
Powszechna Kasa Oszczednosci Bank Polski SA (a)	6,403	68,105
		106,252
RUSSIA — 0.3%
Gazprom PJSC ADR (b)	40,679	404,349
LUKOIL PJSC ADR	3,036	287,388
See accompanying notes to financial statements.
173

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
MMC Norilsk Nickel PJSC ADR	827	$ 24,744
Mobile TeleSystems PJSC ADR	9,662	93,142
Petropavlovsk PLC (a)(b)	199,083	55,083
Sberbank of Russia PJSC ADR	19,749	371,676
Surgutneftegas PJSC ADR	492	2,676
Tatneft PJSC ADR	4,671	204,683
		1,443,741
SAUDI ARABIA — 0.4%
Al Rajhi Co. for Co-operative Insurance (a)	1,335	33,422
Aldrees Petroleum & Transport Services Co.	14,782	287,308
Amlak International for Real Estate Finance Co.	21,841	135,913
Aseer Trading Tourism & Manufacturing Co. (a)	13,224	87,791
City Cement Co.	8,470	60,069
Delivery Hero SE (a)(e)	113	14,465
Dur Hospitality Co. (a)	13,012	111,535
Eastern Province Cement Co.	1,063	14,157
Etihad Etisalat Co.	2,074	17,253
Halwani Brothers Co.	7,911	207,968
Herfy Food Services Co.	1,185	19,968
Jadwa REIT Saudi Fund	37,083	140,197
Leejam Sports Co. JSC	3,801	106,003
Maharah Human Resources Co.	707	15,381
Mobile Telecommunications Co. (a)	34,548	128,955
Najran Cement Co.	39,580	237,647
National Agriculture Development Co (a)	3,266	31,783
National Medical Care Co.	734	12,270
Northern Region Cement Co.	13,684	59,323
Saudi Ceramic Co.	6,890	114,812
Saudi Co. For Hardware CJSC	1,032	17,389
Saudi Fisheries Co. (a)	3,056	45,954
Saudi Industrial Services Co.	1,890	21,592
Saudi Pharmaceutical Industries & Medical Appliances Corp.	2,438	30,258
Saudi Research & Marketing Group (a)	970	41,896
Saudia Dairy & Foodstuff Co.	445	19,576
		2,012,885
SINGAPORE — 0.3%
CapitaLand Integrated Commercial Trust REIT	24,497	36,630
Capitaland Investment, Ltd. (a)	158,384	396,660
DBS Group Holdings, Ltd.	10,197	227,735
Singapore Exchange, Ltd.	101,000	742,472
Singapore Press Holdings, Ltd. (b)	102,000	147,260
See accompanying notes to financial statements.
174

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Singapore Telecommunications, Ltd.	49,700	$ 90,057
		1,640,814
SOUTH AFRICA — 0.4%
Anglo American PLC	11,818	417,890
Discovery, Ltd. (a)	63,763	580,118
FirstRand, Ltd.	56,732	243,256
Gold Fields, Ltd.	9,636	78,958
Harmony Gold Mining Co., Ltd.	7,821	24,386
Impala Platinum Holdings, Ltd.	6,301	71,897
MTN Group, Ltd. (a)	20,951	196,852
MultiChoice Group, Ltd.	2,337	17,735
Naspers, Ltd. Class N	1,206	199,806
Nedbank Group, Ltd.	2,025	23,562
Old Mutual, Ltd. (b)	12,877	14,099
Sanlam, Ltd.	52,488	223,000
Sasol, Ltd. (a)	4,056	76,949
Standard Bank Group, Ltd.	13,552	128,971
Thungela Resources, Ltd. (a)(b)	1,181	7,336
		2,304,815
SOUTH KOREA — 1.5%
Advanced Process Systems Corp.	1,804	38,015
Ahnlab, Inc.	553	32,461
Alteogen, Inc. (a)	159	9,749
Ananti, Inc. (a)	1,433	16,037
Anterogen Co., Ltd. (a)	25	1,562
BH Co., Ltd.	3,348	52,030
Binex Co., Ltd. (a)	3,238	46,492
Bioneer Corp. (a)	727	40,034
Boditech Med, Inc.	1,999	30,390
Cellivery Therapeutics, Inc. (a)	386	17,279
Celltrion Pharm, Inc. (a)	95	11,739
Celltrion, Inc. (a)	465	101,915
CMG Pharmaceutical Co., Ltd. (a)	15,839	54,246
CrystalGenomics, Inc. (a)	1,722	11,315
Devsisters Co., Ltd. (a)	787	104,291
DIO Corp. (a)	8,627	306,390
Duk San Neolux Co., Ltd. (a)	2,279	120,302
Echo Marketing, Inc.	1,486	25,478
E-MART, Inc.	11	1,528
Enzychem Lifesciences Corp. (a)	855	52,499
Eone Diagnomics Genome Center Co., Ltd. (a)	5,062	15,733
See accompanying notes to financial statements.
175

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Geneonelifescience, Inc. (a)	1,985	$ 57,505
Genexine, Inc. (a)	355	21,408
Green Cross Cell Corp.	653	21,178
Green Cross LabCell Corp.	1,467	124,026
Hana Financial Group, Inc.	1,235	48,399
Hanall Biopharma Co., Ltd. (a)	731	13,089
Helixmith Co., Ltd. (a)	57	1,163
HLB, Inc. (a)	184	8,780
Huons Co., Ltd.	575	26,516
Hyundai Mobis Co., Ltd.	762	162,826
Hyundai Motor Co.	1,630	275,338
Hyundai Steel Co.	130	5,199
iNtRON Biotechnology, Inc. (a)	708	13,185
JW Pharmaceutical Corp.	4,088	87,526
KB Financial Group, Inc.	4,019	187,712
KH FEELUX Co., Ltd. (a)	2,792	8,018
Kia Corp.	959	65,769
KineMaster Corp. (a)	389	6,177
Korea Electric Power Corp. ADR (b)	3,250	32,077
Korea Shipbuilding & Offshore Engineering Co., Ltd. (a)	10	861
KT&G Corp.	1,294	88,744
Kuk-il Paper Manufacturing Co., Ltd. (a)	456	2,007
L&C Bio Co., Ltd.	2,218	69,312
LG Chem, Ltd. Preference Shares	1,948	617,799
LG Electronics, Inc.	410	44,151
LG Household & Health Care, Ltd.	212	239,395
Lotte Chemical Corp.	20	4,079
Lotte Tour Development Co., Ltd. (a)	1,120	19,865
Naturecell Co., Ltd. (a)	3,465	61,018
NAVER Corp.	2,135	699,645
NHN KCP Corp. (a)	503	22,091
Oscotec, Inc. (a)	1,024	28,368
PharmaResearch Co., Ltd.	173	12,376
Pharmicell Co., Ltd. (a)	542	6,798
POSCO ADR	5,799	399,957
Rsupport Co., Ltd.	1,439	9,103
Sam Chun Dang Pharm Co., Ltd. (a)	1,393	58,591
SAM KANG M&T Co., Ltd. (a)	1,863	34,695
Samsung C&T Corp.	408	42,557
Samsung Electronics Co., Ltd. GDR	1,636	2,556,250
Samsung Engineering Co., Ltd. (a)	735	15,861
Samsung Fire & Marine Insurance Co., Ltd.	224	44,459
See accompanying notes to financial statements.
176

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Samsung Heavy Industries Co., Ltd. (a)	2,494	$ 13,060
Samsung Securities Co., Ltd.	867	35,075
Sang-A Frontec Co., Ltd.	213	12,161
Seegene, Inc.	424	21,737
SFA Semicon Co., Ltd. (a)	2,551	13,466
Shin Poong Pharmaceutical Co., Ltd.	1,322	63,867
Shinhan Financial Group Co., Ltd.	4,019	137,135
SillaJen, Inc. (a)(f)	131	1,004
SK Chemicals Co., Ltd.	24	5,757
SK Hynix, Inc.	5,944	517,088
SK Innovation Co., Ltd. (a)	241	53,940
SK, Inc.	235	53,193
Solus Advanced Materials Co, Ltd.	296	17,875
Telcon RF Pharmaceutical, Inc. (a)	3,976	13,399
Unison Co., Ltd. (a)	1,592	4,760
Wemade Co., Ltd.	1,120	66,216
Winix, Inc.	1,772	28,585
		8,391,676
SPAIN — 0.7%
Acciona SA	6,482	1,075,763
Acerinox SA	15,532	199,629
ACS Actividades de Construccion y Servicios SA	14,968	406,791
Amadeus IT Group SA (a)	5,173	341,010
Banco Bilbao Vizcaya Argentaria SA (a)(b)	46,167	305,889
Banco Santander SA	110,645	402,200
Iberdrola SA	48,781	490,948
Industria de Diseno Textil SA	10,274	378,882
Repsol SA	8,879	116,260
Telefonica SA	42,657	200,073
		3,917,445
SWEDEN — 1.0%
Assa Abloy AB Class B	17,491	511,222
Atlas Copco AB Class B	14,145	725,152
Boozt AB (a)(e)	4,959	82,248
Camurus AB (a)(b)	2,036	38,167
Epiroc AB Class B	16,281	290,036
Evolution AB (e)	2,818	429,889
Fortnox AB	718	43,497
Hansa Biopharma AB (a)	3,230	43,344
LeoVegas AB (e)	6,371	24,935
Lime Technologies AB (b)	428	16,751
See accompanying notes to financial statements.
177

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
MIPS AB	1,817	$ 182,872
PowerCell Sweden AB (a)(b)	2,072	40,168
Sandvik AB	15,153	348,490
Securitas AB Class B	23,574	374,687
Sedana Medical AB (a)(b)	2,040	23,715
Sinch AB (a)(e)	2,846	55,661
Skandinaviska Enskilda Banken AB Class A	35,677	505,270
Skanska AB Class B	15,458	389,959
SKF AB Class B	10,985	260,670
Stillfront Group AB (a)(b)	11,363	72,086
Svenska Handelsbanken AB Class A	14,449	162,384
Tele2 AB Class B (b)	10,792	160,180
Telefonaktiebolaget LM Ericsson Class B (b)	28,867	326,994
Telia Co. AB	24,826	102,513
Volvo AB Class A	19,139	434,910
		5,645,800
SWITZERLAND — 2.3%
ABB, Ltd.	21,479	722,759
Adecco Group AG	4,158	209,583
Alcon, Inc.	2,835	231,091
Ascom Holding AG (a)	1,730	27,410
Basilea Pharmaceutica AG (a)(b)	524	24,367
Cie Financiere Richemont SA	5,813	607,067
Credit Suisse Group AG	18,179	181,118
Geberit AG	1,632	1,205,390
Givaudan SA	204	932,034
Gurit Holding AG	10	18,717
Holcim, Ltd. (a)	4,152	200,913
Kuehne + Nagel International AG	1,924	658,762
Molecular Partners AG (a)	2,525	49,317
Nestle SA	20,742	2,505,894
Novartis AG	13,848	1,140,528
Relief Therapeutics Holding, Inc. (a)(b)	58,116	8,379
Roche Holding AG	5,190	1,902,472
Sensirion Holding AG (a)(e)	286	34,828
SGS SA	204	596,135
Swatch Group AG	612	161,061
UBS Group AG	28,880	464,383
Vetropack Holding AG	20	1,241
Zurich Insurance Group AG	1,019	419,026
		12,302,475
See accompanying notes to financial statements.
178

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
TAIWAN — 1.8%
Ability Opto-Electronics Technology Co., Ltd. (a)	31,000	$ 74,661
Adimmune Corp.	16,000	29,748
Advanced Wireless Semiconductor Co.	3,000	15,452
Alchip Technologies, Ltd.	5,000	166,544
Andes Technology Corp.	4,000	57,142
AP Memory Technology Corp.	2,000	54,988
AU Optronics Corp. ADR	65,929	414,693
AURAS Technology Co., Ltd.	2,000	11,881
Bizlink Holding, Inc.	1,000	8,022
Career Technology MFG. Co., Ltd. (a)	12,729	11,947
Century Iron & Steel Industrial Co., Ltd.	4,000	16,726
Charoen Pokphand Enterprise	5,000	14,375
Chief Telecom, Inc.	3,000	29,181
Chilisin Electronics Corp.	2,000	6,188
Chunghwa Telecom Co., Ltd. ADR	13,959	548,449
Concraft Holding Co., Ltd.	2,406	5,095
CTBC Financial Holding Co., Ltd.	96,000	78,907
Darfon Electronics Corp.	8,000	11,888
Dyaco International, Inc.	43,000	96,463
Egis Technology, Inc.	1,000	4,271
EirGenix, Inc. (a)	16,000	72,648
Elite Semiconductor Microelectronics Technology, Inc.	11,000	51,722
Fitipower Integrated Technology, Inc.	16,353	114,751
FocalTech Systems Co., Ltd.	28,000	155,776
Formosa Chemicals & Fibre Corp.	11,000	33,126
Formosa Plastics Corp.	14,000	57,034
Genius Electronic Optical Co., Ltd.	1,079	15,956
Global Lighting Technologies, Inc.	11,000	29,928
Global Unichip Corp.	1,000	17,982
Globalwafers Co., Ltd.	1,000	28,535
Gold Circuit Electronics, Ltd.	82,000	191,310
Hon Hai Precision Industry Co., Ltd. GDR	81,411	619,538
International Games System Co., Ltd.	4,000	94,040
Jentech Precision Industrial Co., Ltd.	3,000	37,742
KMC Kuei Meng International, Inc.	7,000	51,507
Lotus Pharmaceutical Co., Ltd.	3,000	11,629
MediaTek, Inc.	2,000	64,967
Medigen Vaccine Biologics Corp. (a)	14,000	137,435
Medtecs International Corp., Ltd.	14,700	4,169
Microbio Co., Ltd. (a)	4,392	8,434
Motech Industries, Inc.	25,000	26,561
See accompanying notes to financial statements.
179

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Nan Ya Plastics Corp.	16,000	$ 52,548
Newmax Technology Co., Ltd. (a)	7,000	9,887
Oneness Biotech Co., Ltd. (a)	1,000	6,640
Pan Jit International, Inc.	13,500	43,271
PChome Online, Inc.	2,000	9,476
PharmaEngine, Inc.	1,000	1,988
PharmaEssentia Corp. (a)	4,364	13,878
Pharmally International Holding Co., Ltd. (a)(f)	1,282	—
Power Wind Health Industry, Inc.	6,615	33,359
RDC Semiconductor Co., Ltd. (a)	5,000	58,326
RichWave Technology Corp.	16,800	142,610
Sea, Ltd. ADR (a)	94	29,961
Sporton International, Inc.	4,200	33,014
TaiDoc Technology Corp.	1,000	6,389
Taigen Biopharmaceuticals Holdings, Ltd. (a)	92,000	57,127
TaiMed Biologics, Inc. (a)	4,000	11,400
Taiwan Mask Corp.	22,000	61,987
Taiwan Semiconductor Co., Ltd.	3,000	6,978
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	39,215	4,378,355
Taiwan Surface Mounting Technology Corp.	3,000	10,983
Taiwan Union Technology Corp.	2,000	7,753
Tanvex BioPharma, Inc. (a)	6,294	10,256
TCI Co., Ltd.	459	3,748
TSEC Corp. (a)	16,000	17,028
United Integrated Services Co., Ltd.	7,000	44,472
United Microelectronics Corp. ADR	92,769	1,060,350
United Renewable Energy Co., Ltd. (a)	484,062	356,177
Universal Vision Biotechnology Co., Ltd.	4,000	44,364
Visual Photonics Epitaxy Co., Ltd.	2,000	8,471
Wafer Works Corp.	5,000	11,414
Win Semiconductors Corp.	2,000	22,254
XinTec, Inc.	15,000	68,646
		10,104,521
TANZANIA, UNITED REPUBLIC OF — 0.0% (c)
AngloGold Ashanti, Ltd.	4,082	64,498
THAILAND — 0.1%
CP ALL PCL NVDR	39,200	73,569
Kasikornbank PCL NVDR	100	395
Prima Marine PCL	119,200	22,723
PTT PCL	102,000	117,570
Siam Commercial Bank PCL NVDR	9,300	33,533
See accompanying notes to financial statements.
180

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Super Energy Corp. PCL	235,100	$ 6,462
Taokaenoi Food & Marketing PCL Class F (b)	172,500	33,394
TQM Corp. PCL NVDR	18,100	55,902
		343,548
TURKEY — 0.0% (c)
Akbank T.A.S.	47,791	28,672
Eldorado Gold Corp. (a)	3,947	30,533
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S REIT	15,967	3,217
Koza Anadolu Metal Madencilik Isletmeleri A/S (a)	9,472	15,534
Migros Ticaret A/S (a)	7,628	27,063
Nuh Cimento Sanayi A/S	7,423	28,241
Turkiye Garanti Bankasi A/S	47,281	49,174
Turkiye Is Bankasi A/S Class C	35,291	20,616
Vestel Elektronik Sanayi ve Ticaret A/S	10,657	31,548
		234,598
UNITED ARAB EMIRATES — 0.1%
Amanat Holdings PJSC (a)	412,596	121,314
Dana Gas PJSC	217,315	62,713
National Central Cooling Co. PJSC	53,208	38,966
Network International Holdings PLC (a)(e)	9,119	44,670
		267,663
UNITED KINGDOM — 4.0%
3i Group PLC	72,502	1,252,770
Abrdn PLC	78,102	269,169
AO World PLC (a)(b)	16,479	48,305
Argo Blockchain PLC (a)(b)	44,989	74,006
AstraZeneca PLC ADR	8,607	516,936
AstraZeneca PLC	9,369	1,131,637
Avacta Group PLC (a)(b)	4,855	7,659
BAE Systems PLC	47,366	360,970
Barclays PLC	129,402	330,813
boohoo Group PLC (a)	4,358	12,769
BP PLC	115,701	530,887
British American Tobacco PLC	8,755	307,397
British Land Co. PLC REIT	33,960	226,752
BT Group PLC (a)	65,024	140,105
Burberry Group PLC	8,429	206,279
Cairn Energy PLC	13,779	34,835
Capita PLC (a)	4,651	3,196
Ceres Power Holdings PLC (a)(b)	6,905	100,179
See accompanying notes to financial statements.
181

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
CK Hutchison Holdings, Ltd.	50,420	$ 336,472
CMC Markets PLC (e)	8,946	34,257
CNH Industrial NV	7,318	124,674
Compass Group PLC (a)	23,058	473,816
Craneware PLC	108	3,524
Diageo PLC	14,449	702,532
Eurasia Mining PLC (a)(b)	60,908	20,531
Experian PLC	19,736	827,337
Frontier Developments PLC (a)	2,748	90,779
Gamesys Group PLC	1,308	32,627
GlaxoSmithKline PLC	33,211	628,533
Greatland Gold PLC (a)	59,727	12,885
Hammerson PLC REIT (b)	273,085	119,081
HSBC Holdings PLC	138,656	729,225
Imperial Brands PLC	4,991	104,881
Indivior PLC (a)	4,592	13,362
InterContinental Hotels Group PLC (a)	10,160	651,536
iomart Group PLC (b)	12,940	37,687
ITM Power PLC (a)(b)	8,975	52,133
J Sainsbury PLC	39,139	150,614
Land Securities Group PLC REIT	21,958	206,361
Learning Technologies Group PLC	24,917	72,300
Liberty Global PLC Class A (a)	2,161	64,398
Liberty Global PLC Class C (a)	8,540	251,588
Linde PLC (d)	5,305	1,556,381
Linde PLC (a)(d)	1,415	419,982
Lloyds Banking Group PLC	460,082	288,898
M&G PLC	23,300	63,964
Marks & Spencer Group PLC (a)	52,482	129,852
National Grid PLC	10,412	124,189
Next PLC	3,845	425,744
On the Beach Group PLC (a)(e)	5,482	28,310
Pearson PLC	5,395	51,779
Prudential PLC	25,749	505,157
Quilter PLC (e)	22,901	44,002
Reckitt Benckiser Group PLC	4,252	334,245
RELX PLC (d)	16,559	479,368
RELX PLC (d)	27,889	808,049
Rolls-Royce Holdings PLC (a)	75,185	142,068
Sage Group PLC	88,942	850,988
Serica Energy PLC	45,166	140,983
Severn Trent PLC	13,249	465,186
See accompanying notes to financial statements.
182

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Silence Therapeutics PLC (a)	7,926	$ 55,679
Smith & Nephew PLC	24,087	417,988
Smiths Group PLC	18,530	360,033
SSE PLC	12,146	257,284
Standard Chartered PLC	25,953	152,573
Team17 Group PLC (a)	3,002	30,965
TechnipFMC PLC (a)	5,495	41,726
Tesco PLC	49,569	169,297
Unilever PLC (d)	8,233	444,594
Unilever PLC (d)	2	108
United Utilities Group PLC	23,605	308,221
Virgin Money UK PLC (a)	725	2,116
Vodafone Group PLC	175,704	268,420
Warehouse Reit PLC	30,306	60,150
Whitbread PLC (a)	17,288	772,969
WPP PLC	18,297	246,831
		21,743,896
UNITED STATES — 58.3%
3D Systems Corp. (a)	2,153	59,358
3M Co.	5,305	930,603
A10 Networks, Inc. (a)	624	8,412
Abbott Laboratories	20,238	2,390,715
AbbVie, Inc.	6,220	670,951
Accel Entertainment, Inc. (a)	8,838	107,293
Accelerate Diagnostics, Inc. (a)	4,350	25,360
Accenture PLC Class A	5,305	1,697,176
ACM Research, Inc. Class A (a)	610	67,100
Activision Blizzard, Inc.	706	54,637
Adobe, Inc. (a)	6,224	3,583,281
Advanced Micro Devices, Inc. (a)	5,793	596,100
Adverum Biotechnologies, Inc. (a)(b)	1,127	2,446
Aerie Pharmaceuticals, Inc. (a)(b)	416	4,742
Aflac, Inc.	20,959	1,092,593
Agenus, Inc. (a)	17,809	93,497
Agilent Technologies, Inc.	10,583	1,667,140
AGNC Investment Corp. REIT	4,858	76,611
Akebia Therapeutics, Inc. (a)	16,147	46,503
Allegion PLC	1,732	228,936
Allstate Corp.	10,583	1,347,322
Alphabet, Inc. Class A (a)	2,485	6,643,697
Alphabet, Inc. Class C (a)	2,549	6,793,875
Alto Ingredients, Inc. (a)	2,500	12,350
See accompanying notes to financial statements.
183

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Altria Group, Inc.	10,583	$ 481,738
Amazon.com, Inc. (a)	3,379	11,100,150
AMC Entertainment Holdings, Inc. Class A (a)(b)	4,105	156,236
Amcor PLC	15,331	182,505
American Electric Power Co., Inc.	10,583	859,128
American Express Co.	10,876	1,822,056
American Tower Corp. REIT	5,305	1,408,000
Amgen, Inc.	6,947	1,477,280
Amyris, Inc. (a)(b)	3,439	47,217
Annaly Capital Management, Inc. REIT	9,871	83,114
Antares Pharma, Inc. (a)	8,945	32,560
Anthem, Inc.	3,481	1,297,717
APA Corp.	2,330	49,932
Appian Corp. (a)(b)	198	18,317
Apple, Inc.	128,589	18,195,343
Applied Materials, Inc.	13,874	1,786,000
Applied Therapeutics, Inc. (a)(b)	1,862	30,909
Arbor Realty Trust, Inc. REIT	5,193	96,226
Archer-Daniels-Midland Co.	15,946	956,919
Arcturus Therapeutics Holdings, Inc. (a)	904	43,193
Arcus Biosciences, Inc. (a)	3,029	105,621
Arena Pharmaceuticals, Inc. (a)	2	119
Ares Commercial Real Estate Corp. REIT	22,157	334,128
Armada Hoffler Properties, Inc. REIT	11,062	147,899
ARMOUR Residential REIT, Inc. (b)	4,246	45,772
Arrowhead Pharmaceuticals, Inc. (a)	3,149	196,592
Arvinas, Inc. (a)	919	75,523
AT&T, Inc.	61,193	1,652,823
Athenex, Inc. (a)(b)	5,331	16,046
Automatic Data Processing, Inc.	5,305	1,060,576
Avanos Medical, Inc. (a)	696	21,715
Avrobio, Inc. (a)	1,309	7,304
AxoGen, Inc. (a)	427	6,747
Axonics, Inc. (a)	2,428	158,039
Baker Hughes Co.	4,262	105,399
Bancorp, Inc. (a)	3,637	92,562
Bank of America Corp.	91,535	3,885,661
Bank of New York Mellon Corp.	16,066	832,861
Bath & Body Works, Inc.	1,532	96,562
Baxter International, Inc.	10,263	825,453
Becton Dickinson and Co.	5,000	1,229,100
Berkshire Hathaway, Inc. Class B (a)	6,098	1,664,388
See accompanying notes to financial statements.
184

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
BioCryst Pharmaceuticals, Inc. (a)	11,002	$ 158,099
BioDelivery Sciences International, Inc. (a)	5,466	19,732
Biogen, Inc. (a)	2,978	842,744
Bionano Genomics, Inc. (a)(b)	2,262	12,441
Bioxcel Therapeutics, Inc. (a)	305	9,257
BJ's Restaurants, Inc. (a)	1,043	43,556
Bloom Energy Corp. Class A (a)(b)	686	12,842
Boeing Co. (a)	4,360	958,938
Booking Holdings, Inc. (a)	405	961,417
Bridgebio Pharma, Inc. (a)	2,278	106,770
Brighthouse Financial, Inc. (a)	1,328	60,065
BrightSpire Capital, Inc. REIT	33,660	316,067
Bristol-Myers Squibb Co.	16,071	950,921
Broadcom, Inc.	3,947	1,914,019
C.H. Robinson Worldwide, Inc.	5,305	461,535
Caesars Entertainment, Inc. (a)	1,302	146,189
Capital One Financial Corp.	5,305	859,251
Capstead Mortgage Corp. REIT	2,269	15,180
Cara Therapeutics, Inc. (a)	2,533	39,135
CareDx, Inc. (a)	607	38,466
Carnival Corp. (a)	5,305	132,678
Carrier Global Corp.	5,305	274,587
Cars.com, Inc. (a)	1,666	21,075
Carvana Co. (a)	208	62,720
Catalyst Pharmaceuticals, Inc. (a)	2,934	15,550
CatchMark Timber Trust, Inc. Class A, REIT	4,055	48,133
Caterpillar, Inc.	5,305	1,018,401
CDK Global, Inc.	1,517	64,548
Celldex Therapeutics, Inc. (a)	1,588	85,736
CEL-SCI Corp. (a)	1,043	11,463
Celsius Holdings, Inc. (a)	300	27,027
Century Communities, Inc.	683	41,970
Cerus Corp. (a)	3,637	22,149
ChampionX Corp. (a)	4,445	99,390
Change Healthcare, Inc. (a)	6,823	142,874
ChannelAdvisor Corp. (a)	2,044	51,570
Charles Schwab Corp.	19,936	1,452,138
Charlottes Web Holdings, Inc. (a)	12,328	24,328
Charter Communications, Inc. Class A (a)	2,243	1,631,917
Chefs' Warehouse, Inc. (a)	294	9,576
ChemoCentryx, Inc. (a)	2,436	41,656
Chemours Co.	1,322	38,417
See accompanying notes to financial statements.
185

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Chevron Corp.	14,533	$ 1,474,373
Chubb, Ltd.	8,021	1,391,483
Church & Dwight Co., Inc.	15,181	1,253,495
Cigna Corp.	1,541	308,447
Cisco Systems, Inc.	48,567	2,643,502
Citigroup, Inc.	27,070	1,899,773
Citrix Systems, Inc.	5,305	569,598
Clean Energy Fuels Corp. (a)	16,220	132,193
Clear Channel Outdoor Holding, Inc. (a)	13,328	36,119
Clorox Co.	5,158	854,216
Cloudflare, Inc. Class A (a)	2,179	245,464
Clovis Oncology, Inc. (a)	5,124	22,853
Coca-Cola Co.	21,024	1,103,129
Codexis, Inc. (a)	392	9,118
Coeur Mining, Inc. (a)	5,099	31,461
Cognizant Technology Solutions Corp. Class A	10,657	790,856
Coherus Biosciences, Inc. (a)	913	14,672
Colgate-Palmolive Co.	8,866	670,092
Collegium Pharmaceutical, Inc. (a)	1,408	27,794
Comcast Corp. Class A	27,124	1,517,045
Community Health Systems, Inc. (a)	7,544	88,265
Community Healthcare Trust, Inc. REIT	6,824	308,377
Computer Programs & Systems, Inc. (a)	208	7,376
Conagra Brands, Inc.	10,583	358,446
ConocoPhillips	10,583	717,210
Corning, Inc.	21,269	776,106
Corteva, Inc.	8,437	355,029
Costco Wholesale Corp.	5,305	2,383,802
Coty, Inc. Class A (a)	827	6,500
Crowdstrike Holdings, Inc. Class A (a)	1,685	414,139
CryoPort, Inc. (a)(b)	1,127	74,957
CSX Corp.	41,391	1,230,968
Cue Biopharma, Inc. (a)	1,960	28,557
Cummins, Inc.	5,305	1,191,291
CVS Health Corp.	16,166	1,371,847
Cytokinetics, Inc. (a)	287	10,257
CytomX Therapeutics, Inc. (a)	5,474	27,863
Danaher Corp.	8,226	2,504,323
Dave & Buster's Entertainment, Inc. (a)	2,336	89,539
Deere & Co.	4,623	1,549,029
Dell Technologies, Inc. Class C (a)	1,108	115,276
Denny's Corp. (a)	1,043	17,043
See accompanying notes to financial statements.
186

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Designer Brands, Inc. Class A (a)	1,666	$ 23,207
Devon Energy Corp.	2,330	82,738
DexCom, Inc. (a)	214	117,028
Dicerna Pharmaceuticals, Inc. (a)	1,413	28,486
Diebold Nixdorf, Inc. (a)	3,044	30,775
Digital Turbine, Inc. (a)(b)	4,348	298,925
Dine Brands Global, Inc. (a)	624	50,675
Discover Financial Services	10,201	1,253,193
DocuSign, Inc. (a)	597	153,686
Dollar Tree, Inc. (a)	5,994	573,746
Domo, Inc. Class B (a)	1,079	91,111
Dow, Inc.	8,544	491,793
Duke Energy Corp.	5,780	564,070
DuPont de Nemours, Inc.	6,154	418,410
Durect Corp. (a)(b)	12,639	16,178
DXC Technology Co. (a)	1,731	58,179
Dynavax Technologies Corp. (a)(b)	6,398	122,906
Dynex Capital, Inc. REIT (b)	17,248	298,045
Easterly Government Properties, Inc. REIT	29,918	618,106
Eaton Corp. PLC	10,583	1,580,148
eBay, Inc.	15,946	1,110,958
Ebix, Inc.	686	18,474
Ecolab, Inc.	3,634	758,125
Edison International	9,149	507,495
Editas Medicine, Inc. (a)	488	20,047
eGain Corp. (a)	1,078	10,996
eHealth, Inc. (a)	208	8,424
El Pollo Loco Holdings, Inc. (a)	915	15,463
Elanco Animal Health, Inc. (a)	2,233	71,210
Eli Lilly & Co.	9,517	2,198,903
Ellington Financial, Inc. REIT	3,883	71,020
Emerson Electric Co.	10,583	996,919
Endo International PLC (a)	3,155	10,222
Enphase Energy, Inc. (a)	690	103,479
EOG Resources, Inc.	10,400	834,808
Equity Residential REIT	5,305	429,281
Essential Properties Realty Trust, Inc. REIT	2,653	74,072
Estee Lauder Cos., Inc. Class A	5,305	1,591,129
Etsy, Inc. (a)	406	84,432
Eventbrite, Inc. Class A (a)(b)	490	9,266
Everi Holdings, Inc. (a)	2,135	51,624
EverQuote, Inc. Class A (a)	428	7,974
See accompanying notes to financial statements.
187

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Evolent Health, Inc. Class A (a)	1,358	$ 42,098
Exelon Corp.	10,583	511,582
eXp World Holdings, Inc. (b)	400	15,908
Expedia Group, Inc. (a)	390	63,921
Exxon Mobil Corp.	29,288	1,722,720
Facebook, Inc. Class A (a)	17,033	5,780,830
Fastenal Co.	10,672	550,782
Fastly, Inc. Class A (a)(b)	300	12,132
Fate Therapeutics, Inc. (a)	701	41,548
FB Financial Corp.	889	38,120
FedEx Corp.	4,000	877,160
Ferguson PLC	4,258	593,361
FirstEnergy Corp.	10,583	376,966
Flexion Therapeutics, Inc. (a)	5,295	32,299
Fluidigm Corp. (a)	8,719	57,458
Ford Motor Co. (a)	42,489	601,644
Forterra, Inc. (a)	2,434	57,345
Fortive Corp.	5,189	366,188
Fox Corp. Class A	7,516	301,467
Franklin Resources, Inc.	15,946	473,915
Frank's International NV (a)(b)	3,824	11,243
Freeport-McMoRan, Inc.	3,044	99,021
Frequency Therapeutics, Inc. (a)(b)	1,078	7,611
fuboTV, Inc. (a)(b)	2,832	67,855
FuelCell Energy, Inc. (a)(b)	3,034	20,297
Fulgent Genetics, Inc. (a)(b)	200	17,990
GameStop Corp. Class A (a)	294	51,588
General Dynamics Corp.	5,305	1,039,939
General Electric Co.	5,227	538,538
General Mills, Inc.	5,305	317,345
General Motors Co. (a)	10,583	557,830
Generation Bio Co. (a)	490	12,284
Geron Corp. (a)(b)	7,532	10,319
Gilead Sciences, Inc.	13,627	951,846
Gladstone Commercial Corp. REIT	19,235	404,512
Global Medical REIT, Inc.	9,370	137,739
Globalstar, Inc. (a)(b)	42,284	70,614
Globant SA (a)	720	202,327
Goldman Sachs Group, Inc.	5,117	1,934,379
Granite Point Mortgage Trust, Inc. REIT	2,269	29,883
Green Brick Partners, Inc. (a)	1,293	26,532
Groupon, Inc. (a)(b)	433	9,877
See accompanying notes to financial statements.
188

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
GrowGeneration Corp. (a)(b)	792	$ 19,539
Halliburton Co.	10,583	228,804
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT (b)	1,543	82,520
Healthpeak Properties, Inc. REIT	14,424	482,916
Hecla Mining Co.	2,134	11,737
Heron Therapeutics, Inc. (a)(b)	1,127	12,048
Hershey Co.	5,305	897,871
Hess Corp.	5,305	414,374
Hewlett Packard Enterprise Co.	21,269	303,083
Home Depot, Inc.	9,127	2,996,029
Homology Medicines, Inc. (a)(b)	1,372	10,798
Honeywell International, Inc.	10,988	2,332,533
HP, Inc.	21,269	581,920
Ichor Holdings, Ltd. (a)	196	8,054
Illinois Tool Works, Inc.	7,512	1,552,205
ImmunityBio, Inc. (a)	588	5,727
ImmunoGen, Inc. (a)	8,536	48,399
Ingersoll Rand, Inc. (a)	8,118	409,228
Inhibrx, Inc. (a)	2,250	74,947
Inmode, Ltd. (a)	1,525	243,161
Innovative Industrial Properties, Inc. REIT (b)	962	222,386
Inovio Pharmaceuticals, Inc. (a)	1,667	11,936
Inseego Corp. (a)(b)	1,078	7,179
Inspire Medical Systems, Inc. (a)	491	114,344
Installed Building Products, Inc.	135	14,465
Intel Corp.	39,538	2,106,585
Intellia Therapeutics, Inc. (a)	918	123,150
Intercept Pharmaceuticals, Inc. (a)(b)	1,372	20,374
International Business Machines Corp.	8,560	1,189,241
International Flavors & Fragrances, Inc.	1,640	219,301
International Money Express, Inc. (a)	4,257	71,092
International Seaways, Inc.	440	8,017
Intra-Cellular Therapies, Inc. (a)	2,020	75,306
Intuit, Inc.	4,327	2,334,460
Invitae Corp. (a)(b)	211	5,999
J.M. Smucker Co.	5,305	636,759
Johnson & Johnson	17,468	2,821,082
Johnson Controls International PLC	14,055	956,864
JPMorgan Chase & Co.	29,553	4,837,531
Juniper Networks, Inc.	10,583	291,244
Kadmon Holdings, Inc. (a)	5,320	46,337
See accompanying notes to financial statements.
189

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Kala Pharmaceuticals, Inc. (a)(b)	1,960	$ 5,135
Karyopharm Therapeutics, Inc. (a)	5,366	31,230
Kellogg Co.	5,305	339,096
Keysight Technologies, Inc. (a)	5,303	871,230
Kimberly-Clark Corp.	5,305	702,594
Kinder Morgan, Inc.	7,828	130,962
KKR Real Estate Finance Trust, Inc. REIT	2,546	53,721
Kohl's Corp.	5,305	249,812
Kraft Heinz Co.	614	22,607
Krystal Biotech, Inc. (a)	2	104
Kymera Therapeutics, Inc. (a)	784	46,052
Lamb Weston Holdings, Inc.	3,540	217,250
Lantheus Holdings, Inc. (a)	2,139	54,930
Las Vegas Sands Corp. (a)	5,305	194,163
Leidos Holdings, Inc.	1,327	127,565
Lemonade, Inc. (a)(b)	490	32,835
LGI Homes, Inc. (a)	135	19,158
Liberty Broadband Corp. Class C (a)	770	132,979
Limelight Networks, Inc. (a)(b)	4,256	10,129
Lindblad Expeditions Holdings, Inc. (a)(b)	4,055	59,162
Livent Corp. (a)	588	13,589
Lockheed Martin Corp.	3,033	1,046,688
Lordstown Motors Corp. Class A (a)(b)	12,122	96,734
Lowe's Cos., Inc.	9,090	1,843,997
Lumen Technologies, Inc.	3,582	44,381
LyondellBasell Industries NV Class A	5,205	488,489
M/I Homes, Inc. (a)	440	25,432
MacroGenics, Inc. (a)	3,239	67,825
Macy's, Inc.	2,687	60,726
Magnite, Inc. (a)(b)	1,830	51,240
Marathon Digital Holdings, Inc. (a)	2,074	65,497
Marathon Oil Corp.	15,946	217,982
Marathon Petroleum Corp.	10,672	659,636
Marsh & McLennan Cos., Inc.	10,583	1,602,584
Mastercard, Inc. Class A	2,837	986,368
Matador Resources Co.	1,667	63,413
Mattel, Inc. (a)	324	6,013
Maxar Technologies, Inc.	2,676	75,784
McCormick & Co., Inc.	10,974	889,223
McDonald's Corp.	5,305	1,279,089
McKesson Corp.	3,446	687,063
Medifast, Inc.	404	77,827
See accompanying notes to financial statements.
190

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Medtronic PLC	18,498	$ 2,318,724
MeiraGTx Holdings PLC (a)(b)	1,000	13,180
Merchants Bancorp	918	36,233
Merck & Co., Inc.	21,167	1,589,853
Mersana Therapeutics, Inc. (a)	1,525	14,381
Meta Financial Group, Inc.	704	36,946
MetLife, Inc.	15,741	971,692
MGP Ingredients, Inc. (b)	186	12,109
Micron Technology, Inc.	1,204	85,460
Microsoft Corp.	56,213	15,847,569
MicroVision, Inc. (a)(b)	1,604	17,724
Mitek Systems, Inc. (a)	3,657	67,654
Moderna, Inc. (a)	2,342	901,342
Molecular Templates, Inc. (a)(b)	1,274	8,549
Monarch Casino & Resort, Inc. (a)	745	49,908
Mondelez International, Inc. Class A	5,305	308,645
Morgan Stanley	15,946	1,551,705
Mosaic Co.	4,858	173,528
MRC Global, Inc. (a)	4,706	34,542
Nautilus, Inc. (a)(b)	1,478	13,760
Neoleukin Therapeutics, Inc. (a)	1,525	11,026
NeoPhotonics Corp. (a)	1,960	17,072
NetApp, Inc.	5,305	476,177
Netflix, Inc. (a)	2,247	1,371,434
Newmont Corp.	5,305	288,061
News Corp. Class A	2,748	64,660
NexPoint Residential Trust, Inc. REIT	19,702	1,219,160
NextEra Energy, Inc.	21,209	1,665,331
NexTier Oilfield Solutions, Inc. (a)	6,360	29,256
NIKE, Inc. Class B	16,560	2,405,009
nLight, Inc. (a)	294	8,288
NMI Holdings, Inc. Class A (a)	208	4,703
Norfolk Southern Corp.	5,305	1,269,221
Northrop Grumman Corp.	2,237	805,656
Nov, Inc. (a)	2,330	30,546
Novavax, Inc. (a)	504	104,484
NOW, Inc. (a)	611	4,674
Nurix Therapeutics, Inc. (a)	392	11,744
nVent Electric PLC	393	12,706
NVIDIA Corp.	13,770	2,852,593
Occidental Petroleum Corp.	6,317	186,857
Oceaneering International, Inc. (a)	3,922	52,241
See accompanying notes to financial statements.
191

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Ocugen, Inc. (a)(b)	2,926	$ 21,009
Ocular Therapeutix, Inc. (a)(b)	500	5,000
Omeros Corp. (a)(b)	2,040	28,132
Ontrack, Inc. (a)	1,176	11,807
Oracle Corp.	24,228	2,110,986
O'Reilly Automotive, Inc. (a)	2,044	1,249,007
Organon & Co.	2,118	69,449
ORIC Pharmaceuticals, Inc. (a)	490	10,246
Otis Worldwide Corp.	2,647	217,795
Overstock.com, Inc. (a)(b)	988	76,985
Owens & Minor, Inc.	2,947	92,212
Pacific Biosciences of California, Inc. (a)	1,372	35,055
Palantir Technologies, Inc. Class A (a)	5,556	133,566
Palomar Holdings, Inc. (a)	915	73,959
Par Pacific Holdings, Inc. (a)	1,078	16,946
Parker-Hannifin Corp.	4,923	1,376,569
Passage Bio, Inc. (a)(b)	882	8,785
PayPal Holdings, Inc. (a)	11,263	2,930,745
PBF Energy, Inc. Class A (a)	2,044	26,511
Peloton Interactive, Inc. Class A (a)	1,992	173,404
Penn National Gaming, Inc. (a)	610	44,201
PennyMac Financial Services, Inc.	208	12,715
Pentair PLC	393	28,544
People's United Financial, Inc.	38,943	680,334
PepsiCo, Inc.	10,877	1,636,010
Personalis, Inc. (a)	1,777	34,189
PetMed Express, Inc. (b)	701	18,836
Pfizer, Inc.	53,153	2,286,111
PG&E Corp. (a)	1,100	10,560
Phathom Pharmaceuticals, Inc. (a)(b)	305	9,790
Philip Morris International, Inc.	10,583	1,003,163
Phillips 66	2,631	184,249
Pinterest, Inc. Class A (a)	3,183	162,174
Pioneer Natural Resources Co.	3,580	596,106
Plug Power, Inc. (a)(b)	1,773	45,282
PNC Financial Services Group, Inc.	5,305	1,037,870
PPL Corp.	15,946	444,574
Precision BioSciences, Inc. (a)	5,000	57,700
Premier Financial Corp.	208	6,623
Procter & Gamble Co.	11,478	1,604,624
Prologis, Inc. REIT	16,066	2,015,158
Provention Bio, Inc. (a)(b)	1,470	9,408
See accompanying notes to financial statements.
192

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Prudential Financial, Inc.	7,930	$ 834,236
PTC Therapeutics, Inc. (a)	1,305	48,559
Public Service Enterprise Group, Inc.	10,583	644,505
Public Storage REIT	4,459	1,324,769
Puma Biotechnology, Inc. (a)	2,448	17,160
Purple Innovation, Inc. (a)	500	10,510
QUALCOMM, Inc.	12,807	1,651,847
Quanterix Corp. (a)	490	24,397
Quidel Corp. (a)	100	14,115
QuinStreet, Inc. (a)	918	16,120
Quotient, Ltd. (a)	14,206	33,242
Qurate Retail, Inc. Class A	9,659	98,425
Radius Health, Inc. (a)(b)	2,036	25,267
Raytheon Technologies Corp.	17,770	1,527,509
REC Silicon ASA (a)(b)	18,371	27,696
REGENXBIO, Inc. (a)	186	7,797
Relmada Therapeutics, Inc. (a)	745	19,526
Renewable Energy Group, Inc. (a)	200	10,040
Resideo Technologies, Inc. (a)	1,034	25,633
Retail Opportunity Investments Corp. REIT	43,710	761,428
Revance Therapeutics, Inc. (a)	3,035	84,555
Rigel Pharmaceuticals, Inc. (a)	22,813	82,811
Riot Blockchain, Inc. (a)	3,114	80,030
Roku, Inc. (a)	706	221,225
Ross Stores, Inc.	9,575	1,042,239
Ruth's Hospitality Group, Inc. (a)	5,460	113,077
Sabre Corp. (a)	1,274	15,084
Safehold, Inc. REIT	1,115	80,157
salesforce.com, Inc. (a)	11,378	3,085,941
Sangamo Therapeutics, Inc. (a)	697	6,280
Sarepta Therapeutics, Inc. (a)	404	37,362
Schlumberger NV	10,765	319,075
Scholar Rock Holding Corp. (a)	1,875	61,912
Schrodinger, Inc. (a)	98	5,359
Scientific Games Corp. Class A (a)	1,806	150,024
Seagate Technology Holdings PLC	5,305	437,769
Select Energy Services, Inc. Class A (a)	13,034	67,646
Seritage Growth Properties Class A, REIT (a)	3,387	50,229
ServiceNow, Inc. (a)	214	133,166
SI-BONE, Inc. (a)	610	13,066
SIGA Technologies, Inc. (a)	2,134	15,770
Simon Property Group, Inc. REIT	5,305	689,491
See accompanying notes to financial statements.
193

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Simulations Plus, Inc. (b)	428	$ 16,906
Skillz, Inc. (a)(b)	5,960	58,527
Skyline Champion Corp. (a)	1,335	80,180
Smith & Wesson Brands, Inc.	500	10,380
Snap, Inc. Class A (a)	6,471	478,013
SolarEdge Technologies, Inc. (a)	135	35,805
Sorrento Therapeutics, Inc. (a)(b)	4,452	33,969
Southern Co.	5,305	328,751
Sprout Social, Inc. Class A (a)	784	95,609
Square, Inc. Class A (a)	1,711	410,366
Starbucks Corp.	19,676	2,170,460
State Street Corp. (g)	5,305	449,440
Stellantis NV	9,060	173,482
Sunnova Energy International, Inc. (a)	915	30,140
Swiss Re AG	5,000	429,544
Synchrony Financial	5,915	289,125
Sysco Corp.	10,583	830,765
Tabula Rasa HealthCare, Inc. (a)(b)	806	21,125
Tandem Diabetes Care, Inc. (a)	491	58,616
Tapestry, Inc.	5,075	187,876
Target Corp.	5,305	1,213,625
TE Connectivity, Ltd.	10,583	1,452,199
TechTarget, Inc. (a)	7,110	586,006
Teladoc Health, Inc. (a)(b)	305	38,677
Tenneco, Inc. Class A (a)	3,726	53,170
Tesla, Inc. (a)	5,398	4,186,041
Texas Instruments, Inc.	14,209	2,731,112
TherapeuticsMD, Inc. (a)(b)	25,326	18,777
Thermo Fisher Scientific, Inc.	5,157	2,946,349
Tivity Health, Inc. (a)	1,043	24,052
TJX Cos., Inc.	20,959	1,382,875
Trade Desk, Inc. Class A (a)	990	69,597
Trane Technologies PLC	8,314	1,435,412
TRANSOCEAN, Ltd. (a)(b)	2,119	8,031
Travelers Cos., Inc.	5,305	806,413
Triumph Group, Inc. (a)	3,035	56,542
Twilio, Inc. Class A (a)	697	222,378
Twist Bioscience Corp. (a)	1,413	151,149
Twitter, Inc. (a)	3,138	189,504
Tyson Foods, Inc. Class A	8,136	642,256
Uber Technologies, Inc. (a)	416	18,637
UMH Properties, Inc. REIT	30,384	695,794
See accompanying notes to financial statements.
194

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Union Pacific Corp.	8,022	$ 1,572,392
Unisys Corp. (a)	2,039	51,260
United Parcel Service, Inc. Class B	5,305	966,040
UnitedHealth Group, Inc.	9,136	3,569,801
Universal Corp.	186	8,989
UroGen Pharma, Ltd. (a)(b)	1,078	18,132
Urstadt Biddle Properties, Inc. Class A, REIT	1,302	24,647
US Bancorp	16,071	955,260
Valero Energy Corp.	8,915	629,132
Vanda Pharmaceuticals, Inc. (a)	1,229	21,065
Vapotherm, Inc. (a)	740	16,480
Vaxart, Inc. (a)	2,300	18,285
Vector Group, Ltd.	31,311	399,215
Veracyte, Inc. (a)	196	9,104
Verizon Communications, Inc.	18,128	979,093
Vertex, Inc. Class A (a)	588	11,301
ViacomCBS, Inc. Class B	10,723	423,666
Viad Corp. (a)	588	26,701
Viatris, Inc.	6,699	90,771
Victoria's Secret & Co. (a)	510	28,183
Viking Therapeutics, Inc. (a)	913	5,734
Virgin Galactic Holdings, Inc. (a)	1,078	27,273
Visa, Inc. Class A	19,295	4,297,961
Vista Outdoor, Inc. (a)	1,342	54,096
Vontier Corp.	2,071	69,586
Walmart, Inc.	10,877	1,516,036
Walgreens Boots Alliance, Inc.	10,583	497,930
Walt Disney Co. (a)	18,436	3,118,818
Waste Management, Inc.	10,487	1,566,338
WaVe Life Sciences, Ltd. (a)	10	49
Wayfair, Inc. Class A (a)(b)	305	77,931
Wells Fargo & Co.	42,090	1,953,397
Western Digital Corp. (a)	6,606	372,843
Williams Cos., Inc.	9,636	249,958
Workhorse Group, Inc. (a)(b)	1,666	12,745
Yum! Brands, Inc.	5,305	648,855
Zillow Group, Inc. Class C (a)	885	78,004
ZIOPHARM Oncology, Inc. (a)	14,572	26,521
Zoetis, Inc.	611	118,620
Zoom Video Communications, Inc. Class A (a)	1,575	411,862
Zscaler, Inc. (a)	693	181,718
See accompanying notes to financial statements.
195

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Zynex, Inc. (a)	1,960	$ 22,324
		319,826,748
ZAMBIA — 0.0% (c)
First Quantum Minerals, Ltd.	4,764	88,184
TOTAL COMMON STOCKS (Cost $464,929,310)		545,558,623

RIGHTS — 0.0% (c)
FRANCE — 0.0% (c)
Veolia Environnement SA (expiring 10/1/21) (a)	14,657	12,167
GERMANY — 0.0% (c)
Deutsche Lufthansa AG (expiring 10/5/21) (a) (b)	18,587	44,160
SOUTH KOREA — 0.0% (c)
Samsung Heavy Industries Co., Ltd. (expiring 10/29/21) (a)	825	746
UNITED STATES — 0.0% (c)
Progenic Pharmaceuticals, Inc. (CVR) (a)	5,004	214
TOTAL RIGHTS (Cost $83,335)		57,287
WARRANTS — 0.0% (c)
MALAYSIA — 0.0% (c)
Comfort Gloves Bhd (expiring 06/26/26) (a)	12,930	1,034
Frontken Corp. Bhd (expiring 05/03/26) (a)	19,500	2,725
TOTAL WARRANTS (Cost $0)		3,759
SHORT-TERM INVESTMENTS — 1.9%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (h) (i)	990,099	990,297
State Street Navigator Securities Lending Portfolio II (g) (j)	9,339,802	9,339,802
TOTAL SHORT-TERM INVESTMENTS (Cost $10,330,099)		10,330,099
TOTAL INVESTMENTS — 101.4% (Cost $475,342,744)		555,949,768
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%		(7,733,377)
NET ASSETS — 100.0%		$ 548,216,391
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2021.
See accompanying notes to financial statements.
196

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

(c)	Amount is less than 0.05% of net assets.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.8% of net assets as of September 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2021, total aggregate fair value of the securities is $1,004, representing less than 0.05% of the Fund's net assets.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at September 30, 2021.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CVR	Contingent Value Rights
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$545,377,470	$180,149	$1,004	$545,558,623
Rights	44,160	13,127	—	57,287
Warrants	3,759	—	—	3,759
Short-Term Investments	10,330,099	—	—	10,330,099
TOTAL INVESTMENTS	$555,755,488	$193,276	$1,004	$555,949,768
See accompanying notes to financial statements.
197

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Sector Breakdown as of September 30, 2021

% of Net Assets
Information Technology	21.2%
Financials	14.1
Consumer Discretionary	12.7
Health Care	12.0
Industrials	11.0
Communication Services	8.8
Consumer Staples	6.2
Materials	4.3
Energy	3.8
Real Estate	3.2
Utilities	2.2
Short-Term Investments	1.9
Liabilities in Excess of Other Assets	(1.4)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Corp.	4,838	$ 287,039	$ 172,657	$ 138,605	$29,479	$98,870	5,305	$ 449,440	$ 11,521
State Street Institutional Liquid Reserves Fund, Premier Class	747,570	747,720	28,663,460	28,420,976	32	61	990,099	990,297	769
State Street Navigator Securities Lending Portfolio II	7,293,158	7,293,158	56,512,904	54,466,260	—	—	9,339,802	9,339,802	83,399
Total		$8,327,917	$85,349,021	$83,025,841	$ 29,511	$98,931		$10,779,539	$95,689
See accompanying notes to financial statements.
198

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS
September 30, 2021

Security Description	Shares	Value
COMMON STOCKS — 99.2%
AUSTRALIA — 1.3%
BHP Group PLC	47,791	$ 1,216,737
Glencore PLC (a)	246,193	1,167,982
Rio Tinto PLC	24,286	1,608,977
		3,993,696
AUSTRIA — 0.7%
Addiko Bank AG	277	4,366
Agrana Beteiligungs AG	280	5,906
ams AG (a)	5,841	106,789
ANDRITZ AG	1,674	91,727
AT&S Austria Technologie & Systemtechnik AG	587	22,416
BAWAG Group AG (a)(b)	1,581	100,868
CA Immobilien Anlagen AG	794	33,588
DO & Co. AG (a)	152	12,331
Erste Group Bank AG	6,682	294,741
EVN AG	781	20,773
FACC AG (a)	410	4,476
Flughafen Wien AG (a)	199	6,907
IMMOFINANZ AG (a)	1,922	45,887
Lenzing AG (a)(c)	301	36,629
Mayr Melnhof Karton AG	200	38,245
Mondi PLC	10,970	270,609
Oberbank AG	293	30,697
Oesterreichische Post AG (c)	756	32,068
OMV AG	3,281	198,415
Palfinger AG	301	13,134
PIERER Mobility AG	169	14,729
POLYTEC Holding AG (c)	299	2,894
Porr AG (a)	279	4,980
Raiffeisen Bank International AG	3,177	83,507
Rosenbauer International AG	67	3,789
S IMMO AG	967	22,369
S&T AG	1,142	29,832
Schoeller-Bleckmann Oilfield Equipment AG (a)	248	10,031
Semperit AG Holding	252	8,966
Strabag SE	345	15,774
Telekom Austria AG (a)	3,212	27,770
UNIQA Insurance Group AG	2,733	24,389
Verbund AG	1,513	153,781
Vienna Insurance Group AG Wiener Versicherung Gruppe	904	26,088
See accompanying notes to financial statements.
199

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Voestalpine AG	2,545	$ 94,503
Wienerberger AG	2,658	89,765
Zumtobel Group AG	660	6,899
		1,990,638
BELGIUM — 1.6%
Ackermans & van Haaren NV	527	90,943
Aedifica SA REIT	759	94,825
Ageas SA/NV (c)	4,159	206,395
AGFA-Gevaert NV (a)	3,496	16,126
Anheuser-Busch InBev SA/NV	19,163	1,091,459
Ascencio REIT	109	6,203
Atenor	82	5,607
Banque Nationale de Belgique	4	7,881
Barco NV	1,774	38,550
Befimmo SA REIT	475	19,075
Bekaert SA	830	34,610
Biocartis Group NV (a)(b)(c)	1,048	4,640
bpost SA (a)	2,300	20,298
Care Property Invest NV REIT	552	17,017
Cie d'Entreprises CFE	157	16,194
Cie du Bois Sauvage SA	13	5,424
Cofinimmo SA REIT	631	95,800
Deceuninck NV	1,680	7,107
D'ieteren Group	500	73,593
Econocom Group SA	2,112	8,139
Elia Group SA	745	89,105
Etablissements Franz Colruyt NV	1,149	58,592
Euronav NV	4,803	45,656
EVS Broadcast Equipment SA	258	5,807
Fagron	1,337	26,187
Financiere de Tubize SA	491	50,190
Fluxys Belgium SA	142	5,233
Galapagos NV (a)(c)	1,012	52,966
Gimv NV	436	27,842
Greenyard NV (a)	374	3,702
Groupe Bruxelles Lambert SA	2,179	240,110
Home Invest Belgium SA	38	5,263
Hyloris Pharmaceuticals SA (a)	239	3,698
Immobel SA	96	8,322
Intervest Offices & Warehouses NV REIT	535	14,664
Ion Beam Applications	525	11,561
KBC Ancora	873	44,821
See accompanying notes to financial statements.
200

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
KBC Group NV	5,643	$ 510,378
Kinepolis Group NV (a)	342	22,196
Leasinvest Real Estate SCA	72	5,925
Lotus Bakeries NV	8	49,139
Melexis NV	438	46,701
Mithra Pharmaceuticals SA (a)(c)	349	7,709
Montea NV REIT	296	39,245
Nyxoah SA (a)	257	7,446
Ontex Group NV (a)	1,544	16,481
Orange Belgium SA	293	6,594
Proximus SADP	3,691	73,319
Recticel SA	949	15,794
Retail Estates NV REIT	245	17,945
Shurgard Self Storage SA	587	32,212
Sipef NV	142	8,344
Sofina SA	349	138,815
Solvay SA	1,687	210,472
Telenet Group Holding NV	1,020	38,963
Tessenderlo Group SA (a)	483	17,997
TINC Comm (c)	530	8,206
UCB SA	2,851	319,843
Umicore SA	4,665	277,029
Unifiedpost Group SA (a)	587	12,096
VGP NV	214	49,256
Warehouses De Pauw CVA REIT	3,226	130,857
X-Fab Silicon Foundries SE (a)(b)	1,129	10,834
Xior Student Housing NV REIT	473	26,724
		4,654,125
BERMUDA — 0.0% (d)
Conduit Holdings, Ltd.	3,756	24,031
BRAZIL — 0.1%
Yara International ASA	3,665	182,342
CANADA — 0.0% (d)
International Petroleum Corp. (a)	2,463	12,601
CHILE — 0.1%
Antofagasta PLC	8,899	163,426
CHINA — 0.6%
Prosus NV (a)	20,216	1,616,390
TI Fluid Systems PLC (b)	6,533	22,286
		1,638,676
See accompanying notes to financial statements.
201

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
COLOMBIA — 0.0% (d)
Millicom International Cellular SA SDR (a)	2,333	$ 84,829
DENMARK — 3.8%
ALK-Abello A/S (a)	153	64,337
Alm Brand A/S	1,587	11,131
Ambu A/S Class B	3,888	115,044
AP Moller - Maersk A/S Class A	68	175,403
AP Moller - Maersk A/S Class B	139	376,633
Asetek A/S (a)	346	1,257
Atlantic Sapphire ASA (a)	1,448	5,773
Bang & Olufsen A/S (a)	2,090	9,844
Bavarian Nordic A/S (a)	1,333	67,625
Better Collective A/S (a)	621	13,231
Carlsberg AS Class B	2,283	373,437
cBrain A/S	197	10,977
Cementir Holding NV	1,070	10,429
Chemometec A/S	312	47,704
Chr. Hansen Holding A/S	2,322	189,781
Coloplast A/S Class B	2,693	422,454
D/S Norden A/S	628	16,013
Danske Bank A/S	15,324	259,018
Demant A/S (a)	2,315	116,758
Dfds A/S (a)	807	42,915
Drilling Co. of 1972 A/S (a)	482	18,120
DSV A/S	4,471	1,073,483
FLSmidth & Co. A/S	1,105	38,612
Genmab A/S (a)	1,486	650,578
GN Store Nord A/S	2,899	201,111
H Lundbeck A/S	1,448	39,370
H&H International A/S Class B (a)	390	13,585
ISS A/S (a)	3,552	75,125
Jeudan A/S	204	7,917
Jyske Bank A/S (a)	1,245	53,769
Matas A/S	849	16,011
Napatech A/S (a)	743	1,367
Netcompany Group A/S (b)	1,031	118,991
Nilfisk Holding A/S (a)	473	15,187
NKT A/S (a)	963	41,845
Novo Nordisk A/S Class B	37,484	3,630,330
Novozymes A/S Class B	4,745	325,400
NTG Nordic Transport Group A/S Class A (a)	310	24,061
Orsted A/S (b)	4,266	564,359
See accompanying notes to financial statements.
202

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Pandora A/S	2,259	$ 274,625
Per Aarsleff Holding A/S	442	18,083
Ringkjoebing Landbobank A/S	665	76,801
ROCKWOOL International A/S Class A	135	49,341
ROCKWOOL International A/S Class B	197	84,559
Royal Unibrew A/S	963	116,171
Scandinavian Tobacco Group A/S Class A (b)	1,487	29,410
Schouw & Co. A/S	297	28,607
SimCorp A/S	930	110,131
Solar A/S Class B	124	12,195
SP Group A/S	198	11,264
Spar Nord Bank A/S	2,013	23,437
Sydbank A/S	1,333	39,890
Tivoli A/S (a)	51	6,454
Topdanmark A/S	1,118	57,851
Tryg A/S	8,293	188,580
UIE PLC	35	9,328
Vestas Wind Systems A/S	22,846	916,888
Zealand Pharma A/S (a)	708	20,414
		11,313,014
EGYPT — 0.0% (d)
Centamin PLC	27,089	34,925
Energean PLC (a)	3,191	38,035
		72,960
FAEROE ISLANDS — 0.0% (d)
Bakkafrost P/F	1,154	95,712
FINLAND — 2.3%
Aktia Bank Oyj	1,487	20,025
Alandsbanken Abp Class B	160	5,136
Alma Media Oyj	782	9,036
Altia Oyj (c)	538	6,248
Asiakastieto Group Oyj (a)(b)	491	20,087
Aspo Oyj	613	7,687
Atria Oyj	218	2,703
BasWare Oyj (a)	301	11,268
Bittium Oyj (c)	830	5,675
CapMan Oyj Class B	3,599	10,928
Cargotec Oyj Class B	926	47,242
Caverion Oyj	2,107	16,458
Citycon Oyj (c)	2,151	17,276
Digia Oyj	330	2,459
See accompanying notes to financial statements.
203

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Elisa Oyj	3,398	$ 211,240
eQ Oyj	426	12,713
Evli Bank PLC (a)	136	3,846
Exel Composites Oyj	217	1,947
Finnair Oyj (a)	14,563	11,477
Fiskars Oyj Abp	1,165	25,842
Fortum Oyj	9,882	301,093
F-Secure Oyj	2,316	12,884
Gofore Oyj	185	4,438
Harvia Oyj	390	20,792
HKScan Oyj Class A	1,294	2,870
Huhtamaki Oyj	2,250	101,698
Incap Oyj (a)	84	4,760
Kamux Corp.	624	9,264
Kemira Oyj	2,461	37,991
Kesko Oyj Class A	2,073	64,627
Kesko Oyj Class B	6,167	213,274
Kojamo Oyj	4,762	98,844
Kone Oyj Class B	9,137	643,619
Konecranes Oyj	1,532	61,734
Lassila & Tikanoja Oyj	856	13,512
Marimekko Oyj	189	14,939
Metsa Board Oyj	4,074	38,221
Metso Outotec Oyj	16,215	148,723
Musti Group Oyj (a)	771	27,611
Neles Oyj	1,968	27,028
Neste Oyj	9,703	550,682
Nokia Oyj (a)	121,567	670,496
Nokian Renkaat Oyj	2,902	104,295
Nordea Bank Abp (c)	82,250	1,063,316
Olvi Oyj Class A	379	21,962
Oma SAA stopankki Oyj	200	3,882
Optomed Oy (a)	277	3,644
Oriola Oyj Class B	2,633	5,419
Orion Oyj Class A	670	26,634
Orion Oyj Class B	2,451	97,290
Orthex Oyj (a)	214	2,688
Outokumpu Oyj (a)	7,641	46,775
Pihlajalinna Oyj	418	5,716
Ponsse Oyj	248	11,454
Puuilo Oyj (a)	1,050	9,300
QT Group Oyj (a)	436	73,370
See accompanying notes to financial statements.
204

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Raisio Oyj Class V	2,939	$ 11,564
Rapala VMC Oyj (a)	491	5,212
Revenio Group Oyj	540	34,327
Rovio Entertainment Oyj (b)	1,141	7,637
Sampo Oyj Class A	11,530	573,393
Sanoma Oyj	1,918	30,098
Scanfil Oyj	528	4,834
Sitowise Group PLC (a)(c)	679	6,272
Stockmann Oyj Abp Class B (a)	2,219	3,801
Stora Enso Oyj Class A	625	11,264
Stora Enso Oyj Class R	13,832	231,883
Suominen Oyj	697	3,562
Taaleri Oyj	390	4,475
Talenom Oyj	635	10,288
Tecnotree Oyj (a)	3,651	5,052
Terveystalo Oyj (b)	2,256	28,238
TietoEVRY Oyj	1,971	59,392
Tokmanni Group Corp.	1,141	27,849
UPM-Kymmene Oyj	12,067	429,481
Uponor Oyj	1,295	32,238
Vaisala Oyj Class A	630	27,417
Valmet Oyj	3,035	110,236
Verkkokauppa.com Oyj	564	5,164
Viking Line Abp (a)	151	2,809
Wartsila OYJ Abp (c)	11,223	134,686
YIT Oyj	4,029	21,339
		6,816,649
FRANCE — 15.0%
AB Science SA (a)	483	7,210
Accor SA (a)	3,846	137,954
Adevinta ASA (a)	6,441	110,680
Aeroports de Paris (a)	660	84,599
Air France-KLM (a)	6,918	33,939
Air Liquide SA	10,725	1,722,513
Airbus SE (a)	13,175	1,757,481
Akka Technologies (a)	270	14,926
Albioma SA	587	23,130
ALD SA (b)	1,916	26,202
Alstom SA	6,935	264,026
Altarea SCA REIT	87	18,855
Alten SA	677	99,724
Amundi SA (b)	1,406	118,789
See accompanying notes to financial statements.
205

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Aramis Group SAS (a)(b)	385	$ 7,880
ARGAN SA	196	24,306
Arkema SA	1,488	197,457
Atos SE	2,537	135,693
Aubay	222	12,517
AXA SA	46,560	1,299,644
Beneteau SA (a)	816	12,124
BioMerieux	1,116	127,476
BNP Paribas SA	26,096	1,676,725
Bollore SA	20,605	119,520
Bouygues SA	6,682	278,013
Bureau Veritas SA	6,589	203,966
Caisse Regionale de Credit Agricole Mutuel Brie Picardie	352	7,910
Caisse Regionale de Credit Agricole Mutuel Nord de France	362	8,034
Capgemini SE	3,818	797,141
Carmila SA REIT	1,046	15,687
Carrefour SA	13,060	235,287
Casino Guichard Perrachon SA (a)	1,093	29,452
CGG SA (a)	16,627	12,892
Chargeurs SA	381	11,516
Christian Dior SE	106	76,658
Cie de Saint-Gobain	12,047	813,139
Cie des Alpes (a)	565	9,730
Cie Generale des Etablissements Michelin SCA	3,830	589,470
Cie Plastic Omnium SA	1,445	37,144
CNP Assurances	3,314	52,714
Coface SA (a)	2,031	25,633
Covivio REIT	1,076	90,809
Covivio Hotels SACA REIT	63	1,186
Credit Agricole SA	30,028	415,732
Danone SA	14,725	1,007,720
Dassault Aviation SA	530	59,827
Dassault Systemes SE	16,137	850,285
DBV Technologies SA (a)	987	9,904
Derichebourg SA (a)	2,067	23,932
Edenred	5,677	306,796
Eiffage SA	2,301	233,820
Electricite de France SA	11,638	146,883
Elior Group SA (a)(b)	2,362	18,916
Elis SA (a)	4,152	79,734
Engie SA	42,053	552,779
Eramet SA (a)	221	16,840
See accompanying notes to financial statements.
206

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
EssilorLuxottica SA	6,809	$ 1,306,009
Eurazeo SE	1,065	100,285
Europcar Mobility Group (a)(b)	77,208	44,758
Eutelsat Communications SA	3,605	49,739
Faurecia SE (e)	2,569	121,773
Faurecia SE (e)	438	20,787
Financiere de L'Odet SA	11	15,298
Fnac Darty SA	420	27,648
Gaztransport Et Technigaz SA	521	39,097
Gecina SA REIT	1,087	146,827
Getlink SE	10,013	157,068
Hermes International	798	1,106,574
ICADE REIT	714	56,145
ID Logistics Group (a)	53	16,984
Imerys SA	779	33,838
Interparfums SA	372	23,497
Ipsen SA	859	82,192
IPSOS	926	42,230
JCDecaux SA (a)	1,469	39,055
Kaufman & Broad SA	319	13,328
Kering SA	1,652	1,179,385
Klepierre SA REIT (a)	4,700	105,891
Korian SA	1,688	59,237
La Francaise des Jeux SAEM (b)	2,584	133,235
Lagardere SA (a)	732	19,376
Lectra	714	28,093
Legrand SA	6,049	650,293
LISI	402	11,950
L'Oreal SA	5,479	2,265,957
LVMH Moet Hennessy Louis Vuitton SE	5,965	4,286,836
Maisons du Monde SA (b)	911	18,424
Manitou BF SA	245	8,220
McPhy Energy SA (a)	492	9,939
Mercialys SA REIT	1,576	16,822
Mersen SA	382	14,145
Metropole Television SA	1,309	27,246
Nanobiotix SA (a)	650	7,469
Neoen SA (a)(b)	904	36,481
Nexans SA	660	61,881
Nexity SA	966	46,125
Orange SA	46,342	502,278
Orpea SA	1,202	140,281
See accompanying notes to financial statements.
207

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Pernod Ricard SA	4,642	$ 1,025,937
PEUGEOT INVEST	108	14,970
Pharmagest Interactive	109	12,064
Publicis Groupe SA	5,330	359,884
Quadient SA	656	15,814
Remy Cointreau SA	494	95,897
Renault SA (a)	4,774	170,937
Rexel SA (a)	5,663	110,031
Robertet SA	16	18,432
Rothschild & Co.	673	29,171
Rubis SCA	2,220	76,903
Safran SA	8,581	1,090,563
Sanofi	25,916	2,495,337
Sartorius Stedim Biotech	546	306,079
Schneider Electric SE	12,878	2,147,701
SCOR SE	3,852	111,919
SEB SA	719	101,577
Societe BIC SA	569	33,566
Societe Generale SA	19,299	608,259
Sodexo SA (a)	1,945	170,820
SOITEC (a)	530	115,416
Solutions 30 SE (a)	1,717	16,914
Somfy SA	181	32,808
Sopra Steria Group SACA	365	67,894
SPIE SA	3,278	74,689
Stef SA	128	14,464
Suez SA	9,417	214,839
Technicolor SA (a)	5,159	17,519
Technip Energies NV (a)	2,566	40,445
Teleperformance	1,328	523,443
Television Francaise 1	2,785	27,468
Thales SA	2,395	233,602
Thermador Groupe	192	20,249
Tikehau Capital SCA	1,045	31,428
TotalEnergies SE	59,759	2,862,767
Trigano SA	191	35,993
Ubisoft Entertainment SA (a)	2,375	142,800
Unibail-Rodamco-Westfield REIT (a)	2,693	198,561
Valeo	4,985	140,101
Vallourec SA (a)	3,251	28,446
Valneva SE (a)	1,699	26,700
Veolia Environnement SA	12,306	377,374
See accompanying notes to financial statements.
208

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Verallia SASU (b)	1,356	$ 46,832
Vetoquinol SA	85	12,787
Vicat SA	420	18,740
Vinci SA	13,523	1,412,874
Virbac SA	96	41,277
Vivendi SE	17,534	221,601
Voltalia SA (a)	597	14,599
Wendel SE	622	86,432
Worldline SA (a)(b)	5,306	405,921
		44,626,459
GABON — 0.0% (d)
BW Energy, Ltd. (a)(c)	1,058	3,381
GEORGIA — 0.0% (d)
Bank of Georgia Group PLC (a)	863	18,083
TBC Bank Group PLC	972	19,003
		37,086
GERMANY — 12.8%
1&1 AG	1,022	32,383
Aareal Bank AG	1,402	39,061
About You Holding SE (a)	827	23,386
Adesso SE	60	12,183
adidas AG	4,225	1,330,886
ADLER Group SA (b)	2,025	34,499
ADVA Optical Networking SE (a)	943	13,508
AIXTRON SE	2,648	66,503
Allianz SE	9,331	2,107,031
alstria office REIT-AG	3,858	70,243
Amadeus Fire AG	109	22,562
Aroundtown SA	21,774	150,653
Atoss Software AG	85	17,653
Aurubis AG	782	59,254
Auto1 Group SE (a)(b)	2,422	88,616
BASF SE	20,784	1,586,170
Basler AG	85	14,264
Bayer AG	22,228	1,210,902
Bayerische Motoren Werke AG	7,247	695,094
Bayerische Motoren Werke AG Preference Shares	1,309	100,126
BayWa AG	290	12,234
Bechtle AG	1,878	129,067
Beiersdorf AG	2,210	239,377
Bilfinger SE	525	18,363
See accompanying notes to financial statements.
209

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Biotest AG Preference Shares	433	$ 19,872
Brenntag SE	3,491	326,018
CANCOM SE	830	49,270
Carl Zeiss Meditec AG	838	161,268
CECONOMY AG (a)	3,943	17,054
Cewe Stiftung & Co. KGaA	121	16,239
Commerzbank AG (a)	22,778	151,924
CompuGroup Medical SE & Co. KgaA	613	50,512
Continental AG (a)	2,439	267,941
Covestro AG (b)	4,365	300,190
CTS Eventim AG & Co. KGaA (a)	1,330	100,654
Daimler AG	18,997	1,689,111
Dermapharm Holding SE	393	37,986
Deutsche Bank AG (a)	46,739	597,908
Deutsche Beteiligungs AG	277	11,509
Deutsche Boerse AG	4,298	699,854
Deutsche EuroShop AG	1,165	23,804
Deutsche Lufthansa AG (a)(c)	6,910	47,562
Deutsche Pfandbriefbank AG (b)	3,160	35,861
Deutsche Post AG	22,293	1,407,571
Deutsche Telekom AG	73,374	1,479,300
Deutsche Wohnen SE	5,693	349,161
Deutz AG (a)	2,836	24,733
DIC Asset AG	807	14,272
DMG Mori AG	205	10,014
Draegerwerk AG & Co. KGaA Preference Shares	187	15,333
Duerr AG	1,153	49,736
DWS Group GmbH & Co. KGaA (b)	726	30,694
E.ON SE	47,776	585,150
Eckert & Ziegler Strahlen- und Medizintechnik AG	332	42,940
ElringKlinger AG (a)	648	8,704
EnBW Energie Baden-Wuerttemberg AG	427	37,907
Encavis AG	2,262	39,664
Evonik Industries AG	4,426	139,882
Evotec SE (a)	3,077	146,959
Fielmann AG	564	37,683
Flatex DEGIRO AG (a)	1,332	28,374
Fraport AG Frankfurt Airport Services Worldwide (a)	869	60,549
Freenet AG	2,713	71,154
Fresenius Medical Care AG & Co. KGaA	4,488	316,555
Fresenius SE & Co. KGaA	9,317	448,492
FUCHS PETROLUB SE Preference Shares	1,632	76,451
See accompanying notes to financial statements.
210

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
FUCHS PETROLUB SE	756	$ 27,669
GEA Group AG	3,385	155,313
Gerresheimer AG	665	65,356
GFT Technologies SE	365	12,077
Grand City Properties SA	2,415	60,288
GRENKE AG	660	28,309
Hamborner REIT AG	1,685	18,259
Hamburger Hafen und Logistik AG	494	11,107
Hannover Rueck SE	1,356	237,852
Hapag-Lloyd AG (b)	157	34,371
HeidelbergCement AG	3,337	250,531
Heidelberger Druckmaschinen AG (a)	5,549	12,721
Hella GmbH & Co. KGaA (a)	1,046	73,269
HelloFresh SE (a)	3,930	364,192
Henkel AG & Co. KGaA Preference Shares	4,027	374,207
Henkel AG & Co. KGaA	2,297	198,460
Hensoldt AG	721	11,414
HOCHTIEF AG	525	42,190
Hornbach Holding AG & Co. KGaA	185	24,056
HUGO BOSS AG	1,196	72,188
Hypoport SE (a)	99	66,891
Indus Holding AG	430	16,545
Infineon Technologies AG	29,549	1,216,583
Instone Real Estate Group SE (b)	1,111	31,739
Jenoptik AG	1,197	40,647
JOST Werke AG (b)	292	16,548
Jungheinrich AG Preference Shares	1,118	52,191
K+S AG (a)	4,474	72,359
KION Group AG	1,621	151,908
Kloeckner & Co. SE (a)	1,742	21,865
Knorr-Bremse AG	1,520	163,195
Koenig & Bauer AG (a)	299	9,166
Krones AG	299	29,299
KWS SAA t SE & Co. KGaA	235	18,820
LANXESS AG	1,868	126,821
LEG Immobilien SE	1,654	234,246
Leoni AG (a)	592	9,338
LPKF Laser & Electronics AG	528	12,055
Medios AG (a)	236	10,011
Merck KGaA	2,923	635,685
METRO AG	2,749	35,810
Mister Spex SE (a)	472	10,618
See accompanying notes to financial statements.
211

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Montana Aerospace AG (a)(b)	429	$ 15,360
MorphoSys AG (a)	756	35,923
MTU Aero Engines AG	1,206	273,109
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,169	870,066
Nagarro SE (a)	147	25,810
Nemetschek SE	1,282	134,760
New Work SE	61	14,988
Nexus AG	326	27,014
Nordex SE (a)	2,502	42,567
Norma Group SE	756	32,085
PATRIZIA AG (a)	1,047	27,727
Pfeiffer Vacuum Technology AG	89	19,020
Porsche Automobil Holding SE Preference Shares	3,460	344,617
ProSiebenSat.1 Media SE	4,472	82,200
Puma SE	2,302	257,239
PVA TePla AG (a)	408	17,874
Rational AG	115	108,569
Rheinmetall AG	1,019	100,123
RWE AG	15,292	541,427
SAF-Holland SE (a)	983	13,249
Salzgitter AG (a)	722	24,450
SAP SE	24,722	3,348,795
Sartorius AG Preference Shares	556	354,278
Sartorius AG	50	38,651
Schaeffler AG Preference Shares	3,894	29,966
Scout24 AG (b)	1,883	130,851
Secunet Security Networks AG	35	17,503
SFC Energy AG (a)	311	10,182
SGL Carbon SE (a)	1,216	13,275
Siemens AG	17,012	2,798,103
Siemens Energy AG (a)	10,653	286,804
Siemens Healthineers AG (b)	6,285	409,215
Siltronic AG	296	46,723
Sixt SE (a)	295	45,266
Sixt SE Preference Shares	388	34,625
SMA Solar Technology AG	430	18,519
Software AG	1,151	53,785
Softwareone Holding AG (a)	2,398	52,826
Stabilus SA	579	40,631
STO SE & Co. KGaA Preference Shares	55	12,908
STRATEC SE	147	20,853
Stroeer SE & Co. KGaA	612	50,571
See accompanying notes to financial statements.
212

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Suedzucker AG	1,577	$ 25,350
SUESS MicroTec SE (a)	347	8,968
SUSE SA (a)	855	35,058
Symrise AG	2,747	361,820
Synlab AG (a)	791	18,839
TAG Immobilien AG	3,424	100,476
Takkt AG	701	11,146
Talanx AG (a)	1,245	53,214
TeamViewer AG (a)(b)	3,736	109,935
Telefonica Deutschland Holding AG	21,443	61,085
Thyssenkrupp AG (a)	9,154	97,370
TRATON SE	1,167	30,025
TUI AG (a)	17,465	75,804
Uniper SE	2,064	86,234
United Internet AG	2,348	91,487
Vantage Towers AG	2,193	74,519
Varta AG	426	57,666
VERBIO Vereinigte BioEnergie AG	391	25,784
Vitesco Technologies Group AG Class A (a)	981	58,007
Volkswagen AG	659	204,684
Volkswagen AG Preference Shares	4,142	929,544
Vonovia SE	11,695	703,448
Wacker Chemie AG	406	75,944
Wacker Neuson SE	708	20,579
Washtec AG	271	17,086
Westwing Group AG (a)	324	12,174
Wuestenrot & Wuerttembergische AG	474	10,053
Zalando SE (a)(b)(e)	5,325	489,506
zooplus AG (a)	149	84,097
		37,908,411
GHANA — 0.0% (d)
Tullow Oil PLC (a)	27,005	18,665
GREECE — 0.0% (d)
Okeanis Eco Tankers Corp. (b)	256	2,551
HONG KONG — 0.0% (d)
Cadeler A/S (a)	1,300	4,782
IRAQ — 0.0% (d)
RAK Petroleum PLC (a)	3,558	4,076
IRELAND — 1.1%
AIB Group PLC (a)	18,357	49,975
See accompanying notes to financial statements.
213

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Bank of Ireland Group PLC (a)	21,263	$ 125,875
C&C Group PLC (a)	9,142	29,017
Cairn Homes PLC (a)	15,907	21,016
COSMO Pharmaceuticals NV (a)	147	12,685
CRH PLC	17,988	845,562
Dalata Hotel Group PLC (a)	4,405	20,931
Flutter Entertainment PLC (a)	3,967	786,642
Glanbia PLC	4,565	75,338
Glenveagh Properties PLC (a)(b)	17,118	21,942
Greencore Group PLC (a)	12,836	24,438
Hibernia REIT PLC	16,195	21,923
Kerry Group PLC Class A	3,531	474,701
Kingspan Group PLC	3,532	352,034
Ryanair Holdings PLC ADR (a)	2,270	249,836
Smurfit Kappa Group PLC	5,668	298,098
		3,410,013
ITALY — 3.4%
A2A SpA	36,706	75,531
ACEA SpA	1,022	21,841
AMCO - Asset Management Co. SpA (a)(c)(f)	88	—
Amplifon SpA	3,013	143,867
Anima Holding SpA (b)	5,831	27,944
Antares Vision SpA (a)	372	4,742
Aquafil SpA (a)	416	3,442
Arnoldo Mondadori Editore SpA (a)	1,514	3,176
Ascopiave SpA	1,542	6,210
Assicurazioni Generali SpA	29,130	620,850
Atlantia SpA (a)	11,456	217,410
Autogrill SpA (a)	4,274	34,882
Avio SpA	392	4,943
Azimut Holding SpA	2,544	70,053
Banca Generali SpA (a)	1,381	60,659
Banca IFIS SpA	628	12,184
Banca Mediolanum SpA	5,133	55,622
Banca Monte dei Paschi di Siena SpA (a)(c)	8,164	10,228
Banca Popolare di Sondrio SCPA	9,199	39,297
Banco BPM SpA	34,109	107,405
Banco di Desio e della Brianza SpA	749	2,778
BasicNet SpA	587	3,112
Be Shaping the Future SpA	1,435	3,626
BF SpA	1,335	5,725
BFF Bank SpA (b)	3,883	37,779
See accompanying notes to financial statements.
214

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Biesse SpA (a)	286	$ 8,969
BPER Banca	22,457	50,309
Brembo SpA	3,645	46,088
Brunello Cucinelli SpA (a)(c)	779	42,920
Buzzi Unicem SpA	2,129	48,719
Carel Industries SpA (b)	949	25,901
Cerved Group SpA (a)	834	9,878
CIR SpA-Compagnie Industriali (a)	20,990	11,786
COIMA RES SpA (b)	415	3,323
Credito Emiliano SpA	1,742	12,214
Danieli & C Officine Meccaniche SpA (e)	858	16,407
Danieli & C Officine Meccaniche SpA (e)	287	8,299
Datalogic SpA	530	10,743
Davide Campari-Milano NV	10,478	147,908
De' Longhi SpA	1,501	54,066
DiaSorin SpA	598	125,685
doValue SpA (b)	1,403	16,293
El.En. SpA	917	15,049
Enav SpA (a)(b)	5,923	27,787
Enel SpA	175,788	1,355,005
Eni SpA	56,817	760,282
ERG SpA	1,310	39,018
Esprinet SpA	705	9,241
Eurotech SpA (a)	554	3,217
Falck Renewables SpA	2,736	21,324
Ferrari NV	2,739	574,401
Fila SpA	612	6,880
Fincantieri SpA (a)(c)	11,433	9,481
FinecoBank Banca Fineco SpA (a)	13,773	250,128
Garofalo Health Care SpA (a)	664	4,479
Gruppo MutuiOnline SpA	580	28,736
GVS SpA (b)	1,445	20,599
Hera SpA	18,261	74,834
Illimity Bank SpA (a)	1,395	22,052
Immobiliare Grande Distribuzione SIIQ SpA REIT (a)	1,090	4,952
Infrastrutture Wireless Italiane SpA (b)	7,589	84,751
Interpump Group SpA	1,892	122,793
Intesa Sanpaolo SpA	412,721	1,173,565
Iren SpA	13,942	41,429
Italgas SpA	11,474	73,670
Italmobiliare SpA	371	12,706
Juventus Football Club SpA (a)(c)	6,196	5,185
See accompanying notes to financial statements.
215

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
La Doria SpA	161	$ 3,138
Leonardo SpA (a)	9,462	78,012
LU-VE SpA	169	4,231
Maire Tecnimont SpA	3,761	14,681
MARR SpA (a)	773	18,939
Mediaset NV (c)	7,490	21,510
Mediobanca Banca di Credito Finanziario SpA (a)	14,103	170,638
Moncler SpA	4,947	303,981
Nexi SpA (a)(b)	11,554	216,391
OVS SpA (a)(b)	6,285	16,739
Pharmanutra SpA	69	4,990
Philogen SpA (a)(b)	230	3,700
Piaggio & C SpA	4,187	14,490
Pirelli & C SpA (b)	8,091	47,636
Poste Italiane SpA (b)	10,696	147,886
Prysmian SpA	6,054	212,734
RAI Way SpA (b)	2,222	13,443
Recordati Industria Chimica e Farmaceutica SpA	2,311	134,667
Reno de Medici SpA	3,261	5,450
Reply SpA	523	96,617
Retelit SpA	1,938	6,985
Sabaf SpA	165	3,997
Safilo Group SpA (a)(c)	2,821	4,708
Saipem SpA (a)(c)	13,494	33,295
Salcef SpA	417	8,385
Salvatore Ferragamo SpA (a)(c)	1,151	23,611
Sanlorenzo SpA/Ameglia	292	10,677
Saras SpA (a)(c)	13,364	13,069
Seri Industrial SpA (a)	350	3,022
Sesa SpA	169	30,633
Snam SpA	46,449	258,179
Societa Cattolica Di Assicurazione SPA (a)	3,302	26,998
SOL SpA	855	18,827
Tamburi Investment Partners SpA	2,890	30,680
Technogym SpA (b)	2,602	29,236
Telecom Italia SpA (e)	235,726	92,722
Telecom Italia SpA (e)	141,258	57,282
Terna - Rete Elettrica Nazionale	31,840	226,424
Tinexta SpA	465	19,476
Tod's SpA (a)	190	10,120
UniCredit SpA	50,741	676,272
Unieuro SpA (b)	405	8,899
See accompanying notes to financial statements.
216

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Unipol Gruppo SpA	8,785	$ 51,457
UnipolSai Assicurazioni SpA	9,235	26,029
Webuild SpA (c)	7,220	18,442
Wiit SpA	244	6,940
Zignago Vetro SpA	564	11,164
		10,191,780
JERSEY — 0.0% (d)
JTC PLC (b)	2,753	27,617
Sanne Group PLC	3,416	41,592
		69,209
JORDAN — 0.0% (d)
Hikma Pharmaceuticals PLC	3,906	129,033
LIECHTENSTEIN — 0.0% (d)
Liechtensteinische Landesbank AG	253	14,320
LUXEMBOURG — 0.4%
APERAM SA	1,079	59,874
ArcelorMittal SA	15,043	461,306
Brederode SA (a)	288	37,984
Eurofins Scientific SE	2,886	370,730
Global Fashion Group SA (a)	1,882	20,972
Reinet Investments SCA	2,434	45,980
RTL Group SA	843	50,462
SES SA	8,984	80,485
		1,127,793
MALTA — 0.0% (d)
Catena Media PLC (a)(c)	1,073	7,276
Kindred Group PLC SDR	5,387	81,557
		88,833
MEXICO — 0.0% (d)
Fresnillo PLC	4,324	45,558
MOROCCO — 0.0% (d)
Vivo Energy PLC (b)	10,180	14,687
NETHERLANDS — 7.7%
Aalberts NV	2,195	126,839
ABN AMRO Bank NV (a)(b)	10,791	155,753
Accell Group NV (a)	476	21,156
Adyen NV (a)(b)	635	1,777,279
Aegon NV	40,778	211,109
Akzo Nobel NV	4,238	463,560
See accompanying notes to financial statements.
217

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Alfen Beheer B.V. (a)(b)	490	$ 51,678
AMG Advanced Metallurgical Group NV	764	24,774
Arcadis NV	1,739	87,026
Argenx SE (a)	1,162	349,469
ASM International NV	1,053	412,731
ASML Holding NV	9,496	7,108,381
ASR Nederland NV	3,112	142,535
Basic-Fit NV (a)(b)	1,150	52,805
BE Semiconductor Industries NV	1,624	129,227
Boskalis Westminster	1,729	52,660
Corbion NV	1,141	55,222
CTP NV (b)	1,563	34,055
Euronext NV (b)	1,740	197,019
EXOR NV	2,557	216,094
Flow Traders (b)	748	28,885
Fugro NV (a)	1,723	18,086
GrandVision NV (a)(b)	1,391	45,703
Heineken Holding NV	2,282	199,015
Heineken NV (c)	5,387	563,142
IMCD NV	1,287	246,482
ING Groep NV (c)	88,334	1,286,645
Intertrust NV (a)(b)	2,118	31,763
JDE Peet's NV	2,534	75,769
Koninklijke Ahold Delhaize NV	23,654	787,736
Koninklijke BAM Groep NV (a)	6,134	19,507
Koninklijke DSM NV	3,954	791,625
Koninklijke KPN NV	75,908	238,848
Koninklijke Philips NV	20,755	922,231
Koninklijke Vopak NV	1,478	58,239
NN Group NV	7,184	376,913
OCI NV (a)	1,583	46,819
Pharming Group NV (a)	13,839	13,062
PostNL NV	10,771	52,054
Randstad NV (c)	2,874	193,521
Royal Dutch Shell PLC Class B	78,635	1,749,030
Royal Dutch Shell PLC Class A	92,811	2,090,170
SBM Offshore NV	3,412	60,897
Shop Apotheke Europe NV (a)(b)	297	43,955
Signify NV (b)	2,950	147,526
TKH Group NV	950	53,244
Universal Music Group NV (a)	17,534	469,721
Van Lanschot Kempen NV ADR	745	23,010
See accompanying notes to financial statements.
218

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Wolters Kluwer NV	6,051	$ 642,233
		22,945,203
NIGERIA — 0.0% (d)
Airtel Africa PLC (b)	18,124	24,364
NORWAY — 1.4%
2020 Bulkers, Ltd.	222	3,421
ABG Sundal Collier Holding ASA	10,120	10,666
AF Gruppen ASA	1,293	27,343
Akastor ASA (a)	3,279	2,254
Aker ASA Class A	576	45,662
Aker BioMarine ASA (a)(c)	382	1,969
Aker BP ASA	2,538	82,892
Aker Carbon Capture ASA (a)	6,716	21,235
Aker Horizons Holding A/S (a)	2,464	9,400
Aker Solutions ASA (a)	5,429	12,062
AKVA Group ASA (a)	239	2,453
American Shipping Co. ASA (a)	1,152	4,183
ArcticZymes Technologies ASA (a)	1,210	12,039
Arendals Fossekompani A/S	297	10,513
Atea ASA (a)	1,926	33,360
Austevoll Seafood ASA	2,115	25,125
Avance Gas Holding, Ltd. (b)	1,099	5,414
Axactor SE (a)	3,801	4,089
B2Holding ASA (a)	6,774	7,908
Bank Norwegian ASA	3,660	43,815
Belships ASA	1,537	2,412
Bergenbio ASA (a)(c)	1,348	3,160
BEWi ASA	1,017	6,291
Bonheur ASA	493	17,169
Borregaard ASA	2,220	54,042
Bouvet ASA	2,110	14,285
BW Offshore, Ltd.	2,171	7,063
Carasent ASA (a)	1,149	5,719
Cloudberry Clean Energy ASA (a)	3,708	7,519
Crayon Group Holding ASA (a)(b)	1,312	24,664
DNB Bank ASA	20,191	462,490
DNO ASA (a)	11,686	13,387
Elkem ASA (a)(b)	5,707	24,791
Elopak ASA (a)	2,028	6,273
Entra ASA (b)	2,833	60,851
Equinor ASA	24,309	620,030
See accompanying notes to financial statements.
219

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Europris ASA (b)	3,904	$ 25,939
Fjordkraft Holding ASA (b)	2,631	14,630
Frontline, Ltd. (a)	2,840	25,962
Froy ASA (a)	484	2,884
Gjensidige Forsikring ASA	4,423	98,196
Grieg Seafood ASA (a)	1,159	10,887
Hexagon Composites ASA (a)	2,586	9,166
Hofseth BioCare ASA (a)	4,226	3,147
IDEX Biometrics ASA (a)(c)	21,523	5,942
Kahoot! ASA (a)	6,467	46,710
Kid ASA (b)	589	7,652
Kitron ASA	3,905	8,124
Komplett ASA (a)	1,551	10,842
Komplett Bank ASA	3,182	3,077
Kongsberg Gruppen ASA	2,113	59,014
Leroy Seafood Group ASA	6,596	54,631
LINK Mobility Group Holding ASA (a)	3,257	12,667
Magnora ASA (a)	984	2,013
Medistim ASA	253	9,275
Mercell Holding ASA (a)	10,062	8,357
Mowi ASA	10,199	259,495
MPC Container Ships A/S (a)	5,249	12,477
Multiconsult ASA (b)	492	10,089
NEL ASA (a)(c)	33,586	50,268
Nordic Nanovector ASA (a)(c)	1,210	3,316
Nordic Semiconductor ASA (a)	4,011	120,662
Norsk Hydro ASA	30,708	230,488
Norske Skog ASA (a)(b)	1,101	4,679
Norway Royal Salmon ASA	421	8,643
Norwegian Energy Co. ASA (a)	533	9,220
NRC Group ASA (a)	914	1,736
NTS ASA	615	6,876
Ocean Yield ASA	1,436	6,751
Odfjell Drilling, Ltd. (a)	2,220	5,028
Odfjell SE Class A (a)	603	2,003
Olav Thon Eiendomsselskap ASA	708	15,086
Orkla ASA	16,940	155,675
Otello Corp. ASA (a)	2,839	9,936
Panoro Energy ASA (a)	1,776	4,893
Pareto Bank ASA	966	5,998
PCI Biotech Holding ASA (a)(c)	726	1,418
Pexip Holding ASA (a)(c)	2,109	17,214
See accompanying notes to financial statements.
220

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
PGS ASA (a)	8,986	$ 5,662
PhotoCure ASA (a)	570	6,687
Polaris Media ASA (a)	265	2,459
poLight ASA (a)(b)	106	1,365
Protector Forsikring ASA	1,630	16,432
Saga Pure ASA	4,479	1,470
Salmar ASA	1,261	84,016
Salmon Evolution ASA (a)	4,395	3,691
Sandnes Sparebank (a)	468	5,351
SATS ASA (a)	1,582	3,851
Sbanken ASA (b)	1,060	12,240
Scatec ASA (b)	2,749	51,379
Schibsted ASA Class A	1,739	82,913
Schibsted ASA Class B	2,299	97,920
Self Storage Group ASA (a)	1,490	4,575
Selvaag Bolig ASA	1,020	6,368
Solon Eiendom ASA (a)	751	3,252
SpareBank 1 B.V.	906	5,501
SpareBank 1 Helgeland	280	3,913
SpareBank 1 Nord Norge	2,356	25,802
SpareBank 1 Oestlandet	1,022	15,173
SpareBank 1 Ringerike Hadeland	100	3,505
SpareBank 1 SMN	3,034	45,114
SpareBank 1 SR-Bank ASA	4,288	59,684
Sparebanken More	193	8,755
Sparebanken Ost	340	2,057
Sparebanken Sor	134	2,042
Sparebanken Vest	2,159	23,496
Stolt-Nielsen, Ltd.	564	7,947
Storebrand ASA	10,958	105,045
StrongPoint ASA	834	2,971
Telenor ASA	14,547	245,470
TGS ASA	2,786	29,618
Tomra Systems ASA	2,683	140,555
Totens Sparebank	75	1,589
Treasure ASA	889	1,558
Ultimovacs ASA (a)	385	6,404
Veidekke ASA	2,555	31,377
Volue ASA (a)	30	163
VOW ASA (a)	1,448	4,562
Wallenius Wilhelmsen ASA (a)	2,412	9,046
Wilh Wilhelmsen Holding ASA Class A	326	6,536
See accompanying notes to financial statements.
221

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Wilh Wilhelmsen Holding ASA Class B	228	$ 4,545
XXL ASA (b)	3,900	7,363
Zalaris ASA	330	2,049
		4,248,486
PERU — 0.0% (d)
Hochschild Mining PLC	6,891	12,358
POLAND — 0.7%
11 bit studios SA (a)	47	4,796
AB SA	301	4,244
Ac SA	197	1,761
Agora SA (a)	829	1,699
Alior Bank SA (a)	2,077	22,489
Allegro.eu SA (a)(b)	8,852	128,949
Alumetal SA	243	3,671
Ambra SA	232	1,472
Amica SA	109	3,843
Apator SA	612	3,390
Asseco Business Solutions SA	423	3,771
Asseco Poland SA	1,306	28,808
Asseco South Eastern Europe SA	612	6,288
Atal SA	151	1,867
Atrium European Real Estate, Ltd. (a)	1,911	6,943
Auto Partner SA	1,540	5,119
Bank Handlowy w Warszawie SA	767	8,749
Bank Millennium SA (a)	14,181	24,068
Bank Ochrony Srodowiska SA (a)	804	1,952
Bank Polska Kasa Opieki SA	3,970	103,018
Benefit Systems SA (a)	37	6,522
Biomed-Lublin Wytwornia Surowic i Szczepionek SA (a)	635	1,572
Bioton SA (a)	877	1,045
BNP PARIBAS BANK POLSKA SA (a)	388	8,207
Boryszew SA (a)	1,785	1,456
Budimex SA	253	19,144
Captor Therapeutics SA (a)	39	1,846
CCC SA (a)	920	28,008
CD Projekt SA	1,582	76,406
Celon Pharma SA	348	3,286
Ciech SA	612	6,395
ComArch SA	109	6,368
Comp SA	100	1,506
Cyfrowy Polsat SA	6,392	57,268
See accompanying notes to financial statements.
222

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Datawalk SA (a)	61	$ 3,648
Develia SA	10,484	10,164
Dino Polska SA (a)(b)	1,118	93,522
Dom Development SA	190	6,411
Echo Investment SA	4,236	4,704
Enea SA (a)	5,010	11,707
Energa SA (a)	1,639	3,368
Enter Air SA (a)	196	1,629
Erbud SA (a)	100	1,959
Eurocash SA	1,838	5,244
Fabryki Mebli Forte SA	332	4,590
Famur SA (a)	7,105	5,081
Ferro SA	420	3,765
Firma Oponiarska Debica SA	43	849
Globe Trade Centre SA (a)	4,377	7,936
Grupa Azoty SA (a)	1,106	7,798
Grupa Kety SA	228	36,572
Grupa Lotos SA (a)	2,028	30,130
ING Bank Slaski SA (a)	765	44,788
InPost SA (a)	6,193	102,565
Inter Cars SA	205	23,333
Jastrzebska Spolka Weglowa SA (a)	1,238	17,376
KGHM Polska Miedz SA	3,075	122,071
KRUK SA	423	34,596
LiveChat Software SA	324	8,681
LPP SA	23	85,716
Lubelski Wegiel Bogdanka SA (a)	253	2,698
Mabion SA (a)	194	3,522
Mangata Holding SA	52	995
mBank SA (a)	301	31,152
MCI Capital SA	349	1,995
Medicalgorithmics SA (a)	61	259
Mennica Polska SA	537	2,786
Mercator Medical SA (a)	52	1,944
MLP Group SA (a)	142	2,703
Mo-BRUK SA	37	3,373
Neuca SA	44	10,005
NEWAG SA	516	2,988
Oponeo.pl SA	126	1,992
Orange Polska SA (a)	15,175	30,684
PCC Rokita SA	61	1,283
PCF Group SA	180	1,881
See accompanying notes to financial statements.
223

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
PGE Polska Grupa Energetyczna SA (a)	18,598	$ 41,821
PKP Cargo SA (a)	708	3,227
PlayWay SA	13	1,470
Polenergia SA (a)	343	6,115
Polimex-Mostostal SA (a)	1,575	1,807
Polski Bank Komorek Macierzystych SA (a)	97	2,169
Polski Koncern Naftowy ORLEN SA	7,066	145,937
Polskie Gornictwo Naftowe i Gazownictwo SA	38,079	61,981
Powszechna Kasa Oszczednosci Bank Polski SA (a)	19,914	211,814
Powszechny Zaklad Ubezpieczen SA	12,947	118,997
Poznanska Korporacja Budowlana Pekabex SA	232	1,262
R22 SA	91	1,219
Rainbow Tours SA (a)	157	917
Ryvu Therapeutics SA (a)	205	3,071
Sanok Rubber Co. SA	565	3,215
Santander Bank Polska SA (a)	777	58,736
Selvita SA (a)	201	3,786
Sniezka SA	109	2,229
Stalexport Autostrady SA	2,253	2,099
Stalprodukt SA	49	3,578
Tauron Polska Energia SA (a)	24,456	20,569
TEN Square Games SA	61	8,087
Tim SA/Siechnice	257	2,640
Toya SA	574	1,286
Vigo System SA (a)	8	1,503
VRG SA (a)	4,223	3,998
Warsaw Stock Exchange	637	6,657
Wawel SA	13	1,905
Wielton SA	564	1,801
Wirtualna Polska Holding SA	420	14,278
X-Trade Brokers Dom Maklerski SA (b)	771	2,732
Zespol Elektrocieplowni Wroclawskich Kogeneracja SA (a)	146	1,221
Zespol Elektrowni Patnow Adamow Konin SA (a)	578	2,707
		2,109,223
PORTUGAL — 0.3%
Altri SGPS SA	1,971	12,233
Banco Comercial Portugues SA Class R (a)	188,627	34,256
Corticeira Amorim SGPS SA	878	12,048
CTT-Correios de Portugal SA	3,065	16,536
EDP - Energias de Portugal SA	66,115	347,490
Galp Energia SGPS SA	11,046	125,457
Ibersol SGPS SA (a)	193	1,288
See accompanying notes to financial statements.
224

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Jeronimo Martins SGPS SA	5,507	$ 109,840
Mota-Engil SGPS SA (a)(c)	1,629	2,588
Navigator Co. SA	5,147	18,110
NOS SGPS SA	4,806	19,372
Pharol SGPS SA (a)	11,068	1,175
REN - Redes Energeticas Nacionais SGPS SA	8,229	24,319
Semapa-Sociedade de Investimento e Gestao	270	3,661
Sonae SGPS SA	22,160	23,333
		751,706
RUSSIA — 0.2%
Coca-Cola HBC AG (a)	4,622	149,507
Evraz PLC	13,108	105,055
Petropavlovsk PLC (a)(c)	57,536	15,919
Polymetal International PLC	8,276	140,380
VEON, Ltd. (a)(c)	18,301	38,093
		448,954
SAUDI ARABIA — 0.2%
Delivery Hero SE (a)(b)	4,259	545,178
SINGAPORE — 0.0% (d)
BW LPG, Ltd. (b)	1,767	9,716
Hafnia, Ltd. (a)	2,993	6,172
		15,888
SOUTH AFRICA — 0.4%
Anglo American PLC	28,659	1,013,396
Investec PLC	13,799	59,353
		1,072,749
SPAIN — 3.7%
Acciona SA	578	95,926
Acerinox SA	4,036	51,874
ACS Actividades de Construccion y Servicios SA	5,680	154,367
Aedas Homes SA (b)	365	10,575
Aena SME SA (a)(b)	1,660	287,232
Alantra Partners SA	405	7,416
Almirall SA	1,758	27,954
Amadeus IT Group SA (a)	10,188	671,604
AmRest Holdings SE (a)	1,694	12,959
Applus Services SA	3,358	32,029
Atresmedia Corp. de Medios de Comunicacion SA (a)	1,856	7,976
Banco Bilbao Vizcaya Argentaria SA (a)	150,851	999,496
See accompanying notes to financial statements.
225

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Banco de Sabadell SA (a)	128,610	$ 108,153
Banco Santander SA	392,382	1,426,327
Bankinter SA (c)	15,137	88,908
Befesa SA (b)	782	59,725
CaixaBank SA	98,099	305,149
Cellnex Telecom SA (b)	12,212	754,360
Cia de Distribucion Integral Logista Holdings SA	1,550	32,712
CIE Automotive SA	1,290	32,562
Construcciones y Auxiliar de Ferrocarriles SA (a)	468	19,499
Corp. ACCIONA Energias Renovables SA (a)	1,271	41,731
Corp. Financiera Alba SA	385	21,060
Distribuidora Internacional de Alimentacion SA (a)	266,827	4,546
Ebro Foods SA (c)	1,213	23,140
EDP Renovaveis SA	5,516	136,933
eDreams ODIGEO SA (a)	2,264	19,810
Elecnor SA	964	10,837
Enagas SA	5,437	121,015
Ence Energia y Celulosa SA (a)	3,353	9,264
Endesa SA	7,262	146,612
Faes Farma SA	7,073	27,707
Ferrovial SA	12,074	353,047
Fluidra SA	1,960	78,255
Fomento de Construcciones y Contratas SA	1,262	15,328
Gestamp Automocion SA (a)(b)	3,334	12,960
Global Dominion Access SA (b)	2,843	14,366
Grenergy Renovables SA (a)	238	8,454
Grifols SA	6,747	164,834
Grifols SA Class B, Preference Shares	6,139	91,140
Grupo Catalana Occidente SA	1,066	38,916
Iberdrola SA	131,539	1,323,851
Indra Sistemas SA (a)	2,890	31,082
Industria de Diseno Textil SA	25,142	927,181
Inmobiliaria Colonial Socimi SA REIT	6,343	61,603
Laboratorios Farmaceuticos Rovi SA	432	28,288
Lar Espana Real Estate Socimi SA REIT	1,791	11,146
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	15,654	30,896
Mapfre SA	23,294	50,889
Mediaset Espana Comunicacion SA (a)	3,708	21,092
Melia Hotels International SA (a)	2,248	16,752
Merlin Properties Socimi SA REIT	7,740	79,584
Naturgy Energy Group SA (c)	7,517	189,482
Neinor Homes SA (a)(b)	1,350	18,055
See accompanying notes to financial statements.
226

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Parques Reunidos Servicios Centrales SAU (a)	1,617	$ 25,773
Pharma Mar SA	300	25,896
Prosegur Cash SA (b)	7,635	6,159
Prosegur Cia de Seguridad SA	4,140	12,331
Red Electrica Corp. SA	9,156	183,682
Repsol SA	31,686	414,891
Sacyr SA (c)	9,201	22,671
Siemens Gamesa Renewable Energy SA (a)	5,114	130,510
Solaria Energia y Medio Ambiente SA (a)	1,742	27,608
Solarpack Corp. Tecnologica SA (a)	333	10,131
Talgo SA (a)(b)	1,704	8,837
Telefonica SA	124,935	585,979
Unicaja Banco SA (b)	30,144	31,477
Vidrala SA	523	57,097
Viscofan SA	869	56,953
Zardoya Otis SA	4,228	34,398
		10,951,052
SWEDEN — 6.7%
AAK AB	4,092	88,285
AcadeMedia AB (b)	1,935	13,271
AddLife AB Class B	2,594	95,238
AddNode Group AB	722	28,678
AddTech AB Class B	5,854	104,386
AFRY AB	2,179	66,651
Alfa Laval AB	6,717	252,294
Alimak Group AB (b)	828	12,455
Ambea AB (b)	1,834	13,438
AQ Group AB (a)	193	6,376
Arjo AB Class B	4,797	59,328
Assa Abloy AB Class B	22,418	655,227
Atlas Copco AB Class A	14,581	887,005
Atlas Copco AB Class B	8,823	452,317
Atrium Ljungberg AB Class B	930	19,539
Attendo AB (a)(b)	2,701	11,689
Avanza Bank Holding AB	2,785	98,558
Axfood AB	2,457	58,894
Bactiguard Holding AB (a)	373	6,873
Beijer Alma AB	1,045	23,818
Beijer Ref AB	5,726	114,146
Bergman & Beving AB	572	9,716
Betsson AB Class B (a)	2,871	23,891
BHG Group AB (a)	2,203	31,955
See accompanying notes to financial statements.
227

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
BICO Group AB (a)	813	$ 48,509
Bilia AB Class A	1,945	35,305
BillerudKorsnas AB	4,139	79,198
BioArctic AB (a)(b)	830	15,426
BioGaia AB Class B	388	19,581
BioInvent International AB (a)	886	3,715
Biotage AB	1,532	41,922
Boliden AB (a)	6,174	199,224
Bonava AB Class B	2,006	18,252
BoneSupport Holding AB (a)(b)	1,145	5,229
Boozt AB (a)(b)	1,384	22,954
Bravida Holding AB (b)	4,755	64,353
BTS Group AB Class B	337	13,983
Bufab AB	634	22,683
Bure Equity AB	1,261	52,351
Byggmax Group AB	1,308	11,221
Calliditas Therapeutics AB Class B (a)(c)	830	9,127
Camurus AB (a)	612	11,473
Cantargia AB (a)(c)	1,770	4,152
Castellum AB (c)	5,277	129,383
Catena AB	635	34,405
Cellavision AB	318	14,227
Cibus Nordic Real Estate AB	882	20,869
Cint Group AB (a)	2,025	22,869
Clas Ohlson AB Class B	973	10,032
Cloetta AB Class B	4,804	14,892
Collector AB (a)	2,457	10,740
Coor Service Management Holding AB (b)	2,251	21,343
Corem Property Group AB	145	4,981
Corem Property Group AB Class B	16,090	42,669
CTT Systems AB	195	4,681
Dios Fastigheter AB	2,021	19,728
Dometic Group AB (b)	6,924	105,104
Duni AB (a)	771	8,919
Dustin Group AB (b)(c)	1,821	19,597
Eastnine AB	280	4,609
Electrolux AB Class B (c)	5,190	120,013
Electrolux Professional AB Class B (a)	5,327	38,330
Elekta AB Class B	8,392	94,332
Eltel AB (a)(b)	2,316	4,845
Enea AB (a)	350	8,461
Eolus Vind AB Class B (c)	566	10,125
See accompanying notes to financial statements.
228

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Epiroc AB Class A	14,208	$ 295,575
Epiroc AB Class B	8,990	160,151
EQT AB	15,046	629,457
Essity AB Class A	488	15,117
Essity AB Class B	13,631	423,800
Evolution AB (b)	4,344	662,681
Fabege AB (c)	6,407	97,036
Fagerhult AB	2,078	15,890
Fasadgruppen Group AB	667	12,290
Fastighets AB Balder Class B (a)	2,411	145,456
FastPartner AB Class A	3,810	45,902
Ferronordic AB	214	5,761
Fingerprint Cards AB Class B (a)	7,210	20,035
G5 Entertainment AB (c)	202	9,194
GARO AB	715	15,299
Getinge AB Class B	5,016	200,559
Granges AB	2,440	29,424
Green Landscaping Group AB (a)(b)	632	5,693
H & M Hennes & Mauritz AB Class B (a)	16,578	337,982
Haldex AB (a)(c)	862	4,592
Hansa Biopharma AB (a)	807	10,829
Heba Fastighets AB Class B	896	13,068
Hemnet Group AB (a)	836	16,149
Hexagon AB Class B	44,819	696,475
Hexatronic Group AB	786	24,662
Hexpol AB	6,097	69,796
HMS Networks AB	665	32,039
Hoist Finance AB (a)(b)	1,981	7,010
Holmen AB Class B	2,161	95,371
Hufvudstaden AB Class A	2,752	41,240
Humana AB (a)	773	6,485
Husqvarna AB Class A	588	7,071
Husqvarna AB Class B	9,354	112,320
IAR Systems Group AB (a)	301	3,441
ICA Gruppen AB	2,169	99,691
Immunovia AB (a)(c)	381	5,579
Industrivarden AB Class A	3,954	127,091
Industrivarden AB Class C	3,656	113,668
Indutrade AB	6,126	171,136
Instalco AB	1,053	48,386
Intrum AB	1,472	40,146
Investment AB Latour Class B	3,356	104,494
See accompanying notes to financial statements.
229

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Investment AB Oresund	820	$ 13,422
Investor AB Class A	14,306	311,089
Investor AB Class B	41,218	891,116
INVISIO Communications AB	858	17,094
Inwido AB	1,357	22,708
Irlab Therapeutics AB (a)	928	4,853
JM AB	1,299	46,133
John Mattson Fastighetsforetagen AB (a)	358	7,038
Karnov Group AB	1,776	10,861
Karo Pharma AB (a)	1,309	8,259
K-fast Holding AB (a)	1,410	11,701
Kinnevik AB	5	90
Kinnevik AB Class A (a)	228	8,965
Kinnevik AB Class B (a)	5,466	193,154
Klovern AB Class B	45	105
KNOW IT AB	445	17,956
Kungsleden AB	3,911	51,634
L E Lundbergforetagen AB Class B	1,676	92,454
Lagercrantz Group AB Class B	4,665	55,936
LeoVegas AB (b)	2,064	8,078
Lifco AB Class B	5,224	140,922
Lime Technologies AB	202	7,906
Linc AB (a)	373	3,795
Lindab International AB	1,837	46,825
Loomis AB	1,769	48,044
Lundin Energy AB (c)	4,361	162,904
Medcap AB (a)	211	4,616
Medicover AB Class B	1,599	43,134
Mekonomen AB (a)	969	17,279
Midsona AB Class B	1,114	7,653
MIPS AB	600	60,387
Modern Times Group MTG AB Class B (a)	2,250	27,365
Momentum Group AB Class B	381	8,710
Munters Group AB (b)	3,083	25,302
Mycronic AB	1,645	41,066
NCAB Group AB	295	19,355
NCC AB Class B	2,030	32,068
Nederman Holding AB	449	8,468
New Wave Group AB Class B (a)	1,045	15,648
Nibe Industrier AB Class B	31,916	403,667
Nobia AB	2,604	17,204
Nobina AB (b)	2,072	18,651
See accompanying notes to financial statements.
230

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Nolato AB Class B	4,518	$ 54,070
Nordic Entertainment Group AB Class B (a)	1,620	87,772
Nordic Waterproofing Holding AB	568	13,342
Nordnet AB publ	3,448	62,035
Note AB (a)	439	6,052
NP3 Fastigheter AB	620	16,158
Nyfosa AB	3,891	55,061
OEM International AB Class B	311	5,766
Oncopeptides AB (a)(b)(c)	1,405	6,745
Pandox AB (a)	2,344	37,189
Peab AB Class B	4,860	50,497
Platzer Fastigheter Holding AB Class B	1,454	21,938
Pricer AB Class B	2,444	7,934
Probi AB	92	3,880
Q-Linea AB (a)(b)	405	6,148
Ratos AB Class B	4,949	29,133
RaySearch Laboratories AB (a)(c)	612	4,302
Rejlers AB (a)	374	6,720
Resurs Holding AB (b)	3,325	15,495
Rvrc Holding AB (a)	2,490	20,208
Saab AB Class B	1,933	54,973
Sagax AB Class A	118	3,709
Sagax AB Class B	3,850	120,492
Sagax AB Class D	2,400	8,833
Samhallsbyggnadsbolaget i Norden AB (c)	24,432	135,390
Samhallsbyggnadsbolaget i Norden AB Class D	3,504	12,104
Sandvik AB	24,655	567,018
SAS AB (a)	92,686	20,341
Scandi Standard AB	1,406	8,437
Scandic Hotels Group AB (a)(b)	3,075	12,562
Sdiptech AB Class B (a)	681	33,238
Sectra AB Class B	3,360	67,595
Securitas AB Class B	7,222	114,787
Sinch AB (a)(b)	12,378	242,083
Sivers Semiconductors AB (a)	2,326	6,583
Skandinaviska Enskilda Banken AB Class A	36,249	513,371
Skanska AB Class B	9,038	228,002
SKF AB Class A	328	7,742
SKF AB Class B	8,523	202,248
SkiStar AB (a)	972	20,165
SmartCraft ASA (a)	1,859	4,818
SSAB AB Class A (a)	4,645	22,985
See accompanying notes to financial statements.
231

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
SSAB AB Class B (a)	14,221	$ 61,234
Stendorren Fastigheter AB (a)	291	7,684
Stillfront Group AB (a)	7,113	45,124
Svenska Cellulosa AB SCA Class A	490	7,640
Svenska Cellulosa AB SCA Class B	12,573	196,028
Svenska Handelsbanken AB Class A	34,541	388,187
Svenska Handelsbanken AB Class B	825	10,147
Sweco AB Class B	4,818	76,109
Swedbank AB Class A	20,949	424,557
Swedish Match AB	35,701	312,833
Swedish Orphan Biovitrum AB (a)	4,460	120,669
Systemair AB	1,964	17,353
Tele2 AB Class B (c)	11,440	169,798
Telefonaktiebolaget LM Ericsson Class A	1,403	16,005
Telefonaktiebolaget LM Ericsson Class B (c)	69,500	787,268
Telia Co. AB	55,868	230,693
Thule Group AB (b)(c)	2,413	121,801
Tobii AB (a)	2,294	15,615
Trelleborg AB Class B	5,465	116,939
Troax Group AB	906	34,848
VBG Group AB Class B	420	8,257
Vitec Software Group AB Class B	636	34,750
Vitrolife AB	1,362	71,894
VNV Global AB (a)	1,526	18,332
Volati AB	542	8,029
Volvo AB Class A	4,359	99,053
Volvo AB Class B	35,931	809,341
Wallenstam AB Class B	4,816	71,454
Wihlborgs Fastigheter AB	3,228	64,349
XANO Industri AB Class B	228	7,401
Xbrane Biopharma AB (a)	379	5,900
Xvivo Perfusion AB (a)	488	21,559
		19,788,268
SWITZERLAND — 13.5%
ABB, Ltd.	38,021	1,279,390
Adecco Group AG	3,753	189,169
Alcon, Inc.	11,305	921,512
Allreal Holding AG	335	66,436
ALSO Holding AG (a)	146	42,258
Arbonia AG	1,197	23,405
Aryzta AG (a)	22,458	33,704
Ascom Holding AG (a)	778	12,327
See accompanying notes to financial statements.
232

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Bachem Holding AG Class B	133	$ 101,940
Baloise Holding AG	1,033	157,577
Banque Cantonale Vaudoise	631	48,094
Barry Callebaut AG	80	181,808
Basellandschaftliche Kantonalbank	12	11,835
Basilea Pharmaceutica AG (a)	255	11,858
Belimo Holding AG	227	120,210
Bell Food Group AG	49	15,233
Berner Kantonalbank AG	103	22,911
BKW AG	468	50,671
Bobst Group SA (a)	167	14,483
Bossard Holding AG Class A	140	43,973
Bucher Industries AG	153	73,150
Burckhardt Compression Holding AG	61	24,652
Bystronic AG	31	42,005
Cembra Money Bank AG	708	47,739
Chocoladefabriken Lindt & Spruengli AG (e)	24	268,082
Chocoladefabriken Lindt & Spruengli AG (e)	2	235,622
Cie Financiere Richemont SA	11,811	1,233,454
Clariant AG (a)	5,180	97,869
Comet Holding AG	153	53,140
Credit Suisse Group AG	54,530	543,283
Daetwyler Holding AG	157	55,876
DKSH Holding AG	830	65,174
dormakaba Holding AG	71	51,679
Dottikon Es Holding AG (a)	88	29,055
Dufry AG (a)	1,599	90,539
EFG International AG (a)	1,745	12,645
Emmi AG	49	50,584
EMS-Chemie Holding AG	155	146,883
Fenix Outdoor International AG	109	18,166
Flughafen Zurich AG (a)	441	78,948
Forbo Holding AG	25	49,472
Fundamenta Real Estate AG	652	14,118
Galenica AG (b)	1,166	82,371
Geberit AG	811	599,002
Georg Fischer AG	94	140,065
Givaudan SA	180	822,383
Gurit Holding AG	8	14,974
Helvetia Holding AG	818	89,354
Holcim, Ltd. (a)	12,801	619,432
Huber + Suhner AG	326	25,266
See accompanying notes to financial statements.
233

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Idorsia, Ltd. (a)(c)	2,464	$ 59,642
Inficon Holding AG	40	46,996
Interroll Holding AG	16	67,749
Intershop Holding AG	27	16,816
IWG PLC (a)	17,773	70,215
Julius Baer Group, Ltd.	4,999	333,963
Jungfraubahn Holding AG (a)	105	15,488
Kardex Holding AG	140	39,696
Komax Holding AG (a)	86	22,697
Kongsberg Automotive ASA (a)(c)	11,300	3,139
Kuehne + Nagel International AG	1,282	438,946
Landis+Gyr Group AG (a)	520	33,669
LEM Holding SA	12	27,914
Leonteq AG	217	13,283
Logitech International SA	3,913	349,248
Lonza Group AG	1,685	1,267,295
Luzerner Kantonalbank AG	75	33,607
Medacta Group SA (a)(b)	134	20,886
Mediclinic International PLC (a)	8,213	34,595
Meyer Burger Technology AG (a)	53,526	24,260
Mobimo Holding AG (a)	152	50,593
Nestle SA	63,720	7,698,177
Novartis AG	55,103	4,538,311
OC Oerlikon Corp. AG	4,665	51,208
Partners Group Holding AG	513	806,469
PSP Swiss Property AG	1,053	127,103
Relief Therapeutics Holding, Inc. (a)	56,435	8,137
Rieter Holding AG (a)	67	14,724
Roche Holding AG Bearer Shares	600	247,242
Roche Holding AG	15,903	5,829,480
Romande Energie Holding SA	11	15,211
Schindler Holding AG (e)	920	247,740
Schindler Holding AG (e)	445	115,156
Schweiter Technologies AG	24	34,475
Sensirion Holding AG (a)(b)	233	28,374
SFS Group AG	393	53,588
SGS SA	139	406,190
Siegfried Holding AG (a)	100	89,403
SIG Combibloc Group AG (a)	7,359	196,587
Sika AG (c)	3,038	966,585
Sonova Holding AG	1,221	464,919
St Galler Kantonalbank AG	61	27,203
See accompanying notes to financial statements.
234

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Stadler Rail AG (c)	1,340	$ 55,993
STMicroelectronics NV	14,942	653,978
Straumann Holding AG	259	467,413
Sulzer AG	397	37,962
Swatch Group AG (e)	666	175,273
Swatch Group AG (e)	1,240	64,070
Swiss Life Holding AG	713	361,908
Swiss Prime Site AG	1,751	171,562
Swisscom AG	574	330,672
Swissquote Group Holding SA	243	45,065
Tecan Group AG	221	125,917
Temenos AG	1,502	204,646
UBS Group AG	78,656	1,264,769
Valiant Holding AG	374	35,642
Valora Holding AG (a)	93	18,244
VAT Group AG (b)	619	245,649
Vetropack Holding AG	229	14,214
Vifor Pharma AG	1,084	141,187
Vontobel Holding AG	661	55,801
VZ Holding AG	373	37,146
Wizz Air Holdings PLC (a)(b)	1,003	67,809
Zehnder Group AG	215	22,863
Zug Estates Holding AG	7	14,858
Zuger Kantonalbank AG	3	21,547
Zur Rose Group AG (a)	217	87,000
Zurich Insurance Group AG	3,405	1,400,180
		40,082,123
TANZANIA, UNITED REPUBLIC OF — 0.0% (d)
Helios Towers PLC (a)	21,552	52,598
UKRAINE — 0.0% (d)
Ferrexpo PLC	6,865	30,287
Kernel Holding SA	1,155	17,479
		47,766
UNITED ARAB EMIRATES — 0.0% (d)
Borr Drilling, Ltd. (a)(c)	5,153	4,389
Network International Holdings PLC (a)(b)	11,003	53,899
		58,288
UNITED KINGDOM — 20.2%
3i Group PLC	21,997	380,089
4imprint Group PLC	662	26,867
See accompanying notes to financial statements.
235

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
888 Holdings PLC	6,482	$ 37,582
A.G. Barr PLC (a)	2,260	15,754
Abrdn PLC	49,193	169,538
Admiral Group PLC	5,394	226,045
AJ Bell PLC	7,219	38,838
Allfunds Group PLC (a)	7,963	154,858
Alphawave IP Group PLC (a)	8,883	27,788
AO World PLC (a)	8,062	23,632
Argo Blockchain PLC (a)(c)	8,513	14,004
Ascential PLC (a)	9,426	52,135
Ashmore Group PLC	11,683	53,654
Ashtead Group PLC	10,210	777,265
Associated British Foods PLC	8,280	207,657
Assura PLC REIT	62,845	60,629
Aston Martin Lagonda Global Holdings PLC (a)(b)	1,548	39,981
AstraZeneca PLC	35,063	4,235,092
Auction Technology Group PLC (a)	1,666	29,876
Auto Trader Group PLC (b)	21,727	172,493
AVEVA Group PLC	2,864	139,020
Aviva PLC	88,476	472,295
Avon Protection PLC	662	17,334
B&M European Value Retail SA	20,419	162,604
Babcock International Group PLC (a)	5,915	29,653
BAE Systems PLC	72,726	554,236
Balfour Beatty PLC	14,482	52,918
Baltic Classifieds Group PLC (a)	6,284	16,649
Barclays PLC	359,917	920,118
Barratt Developments PLC	23,010	204,893
Beazley PLC (a)	13,906	71,101
Bellway PLC	2,780	122,910
Berkeley Group Holdings PLC	2,583	151,919
Biffa PLC (a)(b)	7,405	35,944
Big Yellow Group PLC REIT	3,905	73,451
Bodycote PLC	4,480	53,006
BP PLC	455,500	2,090,033
Brewin Dolphin Holdings PLC	7,108	36,707
Bridgepoint Group PLC (a)(b)	14,263	96,927
British American Tobacco PLC	48,004	1,685,470
British Land Co. PLC REIT	19,812	132,285
Britvic PLC	6,212	74,839
BT Group PLC (a)	171,131	368,730
Bunzl PLC	7,618	252,171
See accompanying notes to financial statements.
236

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Burberry Group PLC	9,142	$ 223,728
Bytes Technology Group PLC (a)	4,672	31,938
Cairn Energy PLC	12,116	30,631
Capita PLC (a)	39,161	26,908
Capital & Counties Properties PLC REIT	15,415	34,524
Centrica PLC (a)	136,605	104,400
Chemring Group PLC	6,596	28,371
Clarkson PLC	666	34,124
Clipper Logistics PLC	1,932	19,017
Close Brothers Group PLC	3,561	74,279
CLS Holdings PLC	3,277	9,853
CMC Markets PLC (b)	2,702	10,347
CNH Industrial NV	22,543	384,055
Coats Group PLC	33,835	30,749
Compass Group PLC (a)	40,386	829,886
Computacenter PLC	1,863	68,276
Concentric AB	919	17,480
ConvaTec Group PLC (b)	37,150	108,197
Countryside Properties PLC (a)(b)	10,963	74,723
Cranswick PLC	1,213	58,422
Crest Nicholson Holdings PLC	6,011	31,042
Croda International PLC	3,222	371,184
Currys PLC	27,474	49,454
Daily Mail & General Trust PLC Class A	3,566	51,544
Darktrace PLC (a)	7,397	81,785
DCC PLC	2,329	194,636
Dechra Pharmaceuticals PLC	2,493	163,030
Deliveroo PLC (a)(b)(c)	23,061	89,925
Derwent London PLC REIT	2,343	109,245
DFS Furniture PLC (a)	5,691	19,913
Diageo PLC	52,825	2,568,431
Diploma PLC	2,803	107,411
Direct Line Insurance Group PLC	31,131	121,561
DiscoverIE Group PLC	1,989	27,945
Domino's Pizza Group PLC	9,527	50,895
Dr. Martens PLC (a)	13,075	69,461
Draper Esprit PLC (a)	3,107	42,145
Drax Group PLC	9,609	62,423
DS Smith PLC	31,497	175,354
Dunelm Group PLC	2,695	51,673
easyJet PLC (a)	8,531	76,240
Electrocomponents PLC	10,770	156,544
See accompanying notes to financial statements.
237

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Elementis PLC (a)	13,599	$ 27,321
Empiric Student Property PLC REIT (a)	14,128	16,878
EnQuest PLC (a)	36,856	12,006
Entain PLC (a)	13,233	380,050
Equiniti Group PLC (a)(b)	8,550	20,636
Essentra PLC	7,507	27,077
Euromoney Institutional Investor PLC	2,555	35,002
Experian PLC	21,936	919,562
FDM Group Holdings PLC	2,170	36,984
Firstgroup PLC (a)(c)	28,480	34,158
Forterra PLC (b)	4,705	17,605
Frasers Group PLC (a)	4,248	39,149
Future PLC	2,617	130,207
Games Workshop Group PLC	764	105,795
Gamesys Group PLC	2,030	50,637
Genuit Group PLC	5,904	55,406
Genus PLC	1,529	112,771
GlaxoSmithKline PLC	113,880	2,155,230
Go-Ahead Group PLC (a)	929	10,109
Grafton Group PLC	5,059	86,972
Grainger PLC	15,397	63,320
Great Portland Estates PLC REIT	4,755	47,861
Greggs PLC	2,364	93,967
Gym Group PLC (a)(b)	3,861	15,488
Halfords Group PLC	4,372	17,921
Halma PLC	8,580	328,787
Hammerson PLC REIT	75,859	33,079
Hargreaves Lansdown PLC	8,102	156,382
Hays PLC	38,794	84,582
Headlam Group PLC	1,849	12,266
Helical PLC	2,415	14,393
Hill & Smith Holdings PLC	1,862	45,593
Hilton Food Group PLC	1,821	28,728
Hiscox, Ltd.	8,124	91,970
HomeServe PLC	6,884	83,956
Howden Joinery Group PLC	13,546	163,616
HSBC Holdings PLC	469,647	2,469,987
Ibstock PLC (b)	9,601	26,797
IG Group Holdings PLC	8,652	93,852
IMI PLC	6,018	134,699
Imperial Brands PLC	21,395	449,595
Inchcape PLC	8,469	92,610
See accompanying notes to financial statements.
238

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Indivior PLC (a)	16,714	$ 48,633
Informa PLC (a)	33,943	251,444
IntegraFin Holdings PLC	6,585	46,081
InterContinental Hotels Group PLC (a)	4,240	271,901
Intermediate Capital Group PLC	6,642	183,145
International Consolidated Airlines Group SA (a)	57,101	137,431
Intertek Group PLC	3,645	244,606
IP Group PLC	23,524	44,406
ITV PLC (a)	83,163	119,534
J D Wetherspoon PLC (a)	2,402	33,780
J Sainsbury PLC	38,522	148,240
JD Sports Fashion PLC	11,482	162,326
John Wood Group PLC (a)	15,955	49,501
Johnson Matthey PLC	4,581	165,847
Jupiter Fund Management PLC	10,720	36,136
Just Eat Takeaway (a)(b)(c)	813	59,173
Just Eat Takeaway.com NV (a)(b)	3,333	243,510
Just Group PLC (a)	24,254	29,580
Kainos Group PLC	2,078	52,591
Keller Group PLC	1,609	20,654
Kier Group PLC (a)	9,743	15,817
Kingfisher PLC	47,672	216,297
Lancashire Holdings, Ltd.	5,558	42,192
Land Securities Group PLC REIT	15,401	144,739
Legal & General Group PLC	134,983	511,614
Linde PLC (a)	11,651	3,458,099
Liontrust Asset Management PLC	1,445	41,403
Lloyds Banking Group PLC	1,605,741	1,008,288
London Stock Exchange Group PLC	7,297	732,999
LondonMetric Property PLC REIT	20,583	66,385
LXI REIT PLC	13,748	25,470
M&G PLC	59,771	164,086
Man Group PLC	33,080	91,125
Marks & Spencer Group PLC (a)	45,695	113,060
Marshalls PLC	4,700	47,276
Marston's PLC (a)	14,399	15,726
Meggitt PLC (a)	17,922	178,435
Melrose Industries PLC	93,515	219,461
Micro Focus International PLC	7,967	44,011
Mitchells & Butlers PLC (a)	4,365	13,937
Mitie Group PLC (a)	31,685	30,333
MJ Gleeson PLC	1,266	13,485
See accompanying notes to financial statements.
239

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Moneysupermarket.com Group PLC	12,581	$ 36,132
Moonpig Group PLC (a)	4,741	20,392
Morgan Advanced Materials PLC	6,681	32,475
Morgan Sindall Group PLC	872	28,042
National Express Group PLC (a)	12,597	40,968
National Grid PLC	81,935	977,280
Natwest Group PLC	121,385	368,093
NCC Group PLC	6,856	23,758
Next PLC	3,004	332,622
Ninety One PLC	7,546	26,190
Ocado Group PLC (a)	14,389	322,548
On the Beach Group PLC (a)(b)	3,498	18,064
OSB Group PLC	10,228	69,024
Oxford Biomedica PLC (a)	1,652	34,481
Oxford Instruments PLC	1,262	38,797
Pagegroup PLC	7,692	64,407
Paragon Banking Group PLC	6,139	45,154
Pearson PLC	17,444	167,420
Pennon Group PLC	6,273	95,831
Pepco Group NV (a)(b)	2,173	27,906
Persimmon PLC	7,207	259,265
Pets at Home Group PLC	11,722	75,961
Phoenix Group Holdings PLC	16,546	144,032
Picton Property Income, Ltd. REIT	11,920	15,269
Playtech PLC (a)	7,253	45,886
Premier Foods PLC	15,284	24,029
Primary Health Properties PLC REIT	30,393	61,839
Provident Financial PLC (a)	5,951	26,832
Prudential PLC	59,181	1,161,042
PZ Cussons PLC	7,581	23,050
QinetiQ Group PLC	13,399	58,572
Quilter PLC (b)	35,918	69,013
Rathbone Brothers PLC	1,309	35,565
Reach PLC	7,180	33,836
Reckitt Benckiser Group PLC	16,666	1,310,095
Redde Northgate PLC	5,273	28,582
Redrow PLC	6,756	60,815
RELX PLC	44,890	1,299,524
Renewi PLC (a)	1,731	14,144
Renishaw PLC	805	51,536
Rentokil Initial PLC	42,015	330,615
Restaurant Group PLC (a)	17,309	24,039
See accompanying notes to financial statements.
240

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Rightmove PLC	19,638	$ 180,957
Rolls-Royce Holdings PLC (a)	189,021	357,170
Rotork PLC	20,422	96,046
Royal Mail PLC	19,385	110,092
S4 Capital PLC (a)	10,520	119,860
Sabre Insurance Group PLC (b)	5,861	17,307
Safestore Holdings PLC REIT	4,941	69,886
Sage Group PLC	23,792	227,639
Savills PLC	3,358	61,170
Schroders PLC (e)	2,976	144,256
Schroders PLC (e)	818	26,912
Segro PLC REIT	27,136	437,237
Senior PLC (a)	9,226	21,421
Serco Group PLC	28,665	51,792
Severn Trent PLC	5,719	200,800
Shaftesbury PLC REIT	5,034	41,302
Smith & Nephew PLC	20,004	347,135
Smiths Group PLC	9,139	177,568
Softcat PLC	3,015	82,362
Spectris PLC	2,646	138,107
Spirax-Sarco Engineering PLC	1,664	335,875
Spire Healthcare Group PLC (a)(b)	6,177	17,157
Spirent Communications PLC	14,326	54,009
SSE PLC	23,723	502,514
SSP Group PLC (a)	18,588	69,375
St James's Place PLC	12,192	247,737
Standard Chartered PLC	58,486	343,828
SThree PLC	2,942	23,008
Stock Spirits Group PLC	3,978	20,087
Subsea 7 SA	5,380	46,890
Synthomer PLC	7,942	53,286
Tate & Lyle PLC	10,963	102,262
Taylor Wimpey PLC	82,286	172,861
TechnipFMC PLC (a)	9,895	75,137
Telecom Plus PLC	1,573	25,791
Tesco PLC	174,853	597,188
THG PLC (a)	17,376	118,785
TP ICAP Group PLC	18,493	39,811
Trainline PLC (a)(b)	11,062	52,413
Travis Perkins PLC	5,125	106,073
Treatt PLC	1,321	18,079
Tritax Big Box REIT PLC	39,999	114,661
See accompanying notes to financial statements.
241

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Trustpilot Group PLC (a)(b)	4,978	$ 25,882
TT Electronics PLC	3,804	13,310
Tyman PLC	4,353	24,651
UK Commercial Property REIT, Ltd.	17,244	17,089
Ultra Electronics Holdings PLC	1,670	72,866
Unilever PLC	59,509	3,213,571
UNITE Group PLC REIT	7,510	110,172
United Utilities Group PLC	15,394	201,006
Vectura Group PLC	9,322	20,689
Vesuvius PLC	6,392	42,059
Victrex PLC	2,026	65,070
Virgin Money UK PLC (a)	29,190	80,448
Vistry Group PLC	5,249	86,487
Vitec Group PLC	807	16,322
Vodafone Group PLC	651,989	996,031
Volution Group PLC	4,446	29,494
Watches of Switzerland Group PLC (a)(b)	5,490	70,027
Weir Group PLC (a)	5,981	136,411
WH Smith PLC (a)	2,926	67,583
Whitbread PLC (a)	4,645	207,684
Wickes Group PLC	5,690	17,462
Wincanton PLC	2,703	12,938
Wise PLC Class A (a)	9,885	144,880
Wm Morrison Supermarkets PLC	55,292	219,559
Workspace Group PLC REIT	3,015	33,539
WPP PLC	26,962	363,724
		60,054,425
UNITED STATES — 1.0%
Avast PLC (b)	15,424	118,085
Carnival PLC (a)	3,617	82,031
Cineworld Group PLC (a)(c)	23,152	24,562
Diversified Energy Co. PLC	20,471	32,736
Ferguson PLC	5,252	731,877
PolyPeptide Group AG (a)(b)	258	33,299
PureTech Health PLC (a)	6,199	29,923
QIAGEN NV (a)	5,214	270,655
REC Silicon ASA (a)(c)	6,785	10,229
Rhi Magnesita NV	728	32,177
Stellantis NV (e)	22,676	435,623
Stellantis NV (e)	23,622	452,318
Swiss Re AG	6,534	561,328
See accompanying notes to financial statements.
242

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Security Description	Shares	Value
Tenaris SA	10,507	$ 110,714
		2,925,557
TOTAL COMMON STOCKS (Cost $297,724,983)		294,873,522

RIGHTS — 0.0% (d)
FRANCE — 0.0% (d)
Veolia Environnement SA (expiring 10/1/21) (a)	12,537	10,408
GERMANY — 0.0% (d)
Deutsche Lufthansa AG (expiring 10/5/21) (a) (c)	6,910	16,417
TOTAL RIGHTS (Cost $27,127)		26,825
WARRANTS — 0.0% (d)
ITALY — 0.0% (d)
Webuild SpA (expiring 08/02/30) (a) (c) (f) (Cost: $0)	775	—
SHORT-TERM INVESTMENTS — 1.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (g) (h)	53,957	53,968
State Street Navigator Securities Lending Portfolio II (i) (j)	2,762,951	2,762,951
TOTAL SHORT-TERM INVESTMENTS (Cost $2,816,919)		2,816,919
TOTAL INVESTMENTS — 100.2% (Cost $300,569,029)		297,717,266
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(464,780)
NET ASSETS — 100.0%		$ 297,252,486
(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 4.2% of net assets as of September 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at September 30, 2021.
(d)	Amount is less than 0.05% of net assets.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
See accompanying notes to financial statements.
243

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2021, total aggregate fair value of the securities is $0, representing less than 0.05% of the Fund's net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at September 30, 2021.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$294,847,554	$25,968	$ 0(a)	$294,873,522
Rights	16,417	10,408	—	26,825
Warrants	—	—	0(a)	0
Short-Term Investments	2,816,919	—	—	2,816,919
TOTAL INVESTMENTS	$297,680,890	$36,376	$ 0	$297,717,266
(a)	Fund held Level 3 securities that were valued at $0 at September 30, 2021.
See accompanying notes to financial statements.
244

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2021

Sector Breakdown as of September 30, 2021

% of Net Assets
Industrials	16.2%
Financials	15.8
Health Care	13.2
Consumer Discretionary	11.5
Consumer Staples	10.8
Information Technology	8.7
Materials	8.6
Energy	4.3
Communication Services	4.0
Utilities	3.7
Real Estate	2.4
Short-Term Investments	1.0
Liabilities in Excess of Other Assets	(0.2)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	6,676	$ 6,677	$ 7,556,230	$ 7,508,930	$ (9)	$—	53,957	$ 53,968	$ 58
State Street Navigator Securities Lending Portfolio II	682,015	682,015	22,136,207	20,055,271	—	—	2,762,951	2,762,951	23,819
Total		$688,692	$29,692,437	$27,564,201	$ (9)	$—		$2,816,919	$23,877
See accompanying notes to financial statements.
245

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2021

	SPDR Portfolio Emerging Markets ETF	SPDR Portfolio Developed World ex-US ETF
ASSETS
Investments in unaffiliated issuers, at value*	$5,755,961,137	$11,624,216,019
Investments in affiliated issuers, at value	118,607,549	174,241,454
Total Investments	5,874,568,686	11,798,457,473
Foreign currency, at value	25,022,161	33,531,907
Net cash at broker	3,758,368	—
Cash	307,649	—
Receivable for investments sold	42,954	85
Receivable for fund shares sold	—	116,245,893
Dividends receivable — unaffiliated issuers	12,553,330	27,981,588
Dividends receivable — affiliated issuers	682	206
Securities lending income receivable — unaffiliated issuers	90,299	164,080
Securities lending income receivable — affiliated issuers	85,860	145,066
Receivable for foreign taxes recoverable	77,530	11,280,969
Other Receivable	—	6,975
TOTAL ASSETS	5,916,507,519	11,987,814,242
LIABILITIES
Payable upon return of securities loaned	94,447,065	168,665,275
Payable for investments purchased	224,297	132,649,292
Payable to broker – accumulated variation margin on open futures contracts	1,506,418	—
Deferred foreign taxes payable	25,496,763	205,292
Advisory fee payable	534,758	392,600
TOTAL LIABILITIES	122,209,301	301,912,459
NET ASSETS	$5,794,298,218	$11,685,901,783
NET ASSETS CONSIST OF:
Paid-in Capital	$5,074,147,879	$ 9,662,722,777
Total distributable earnings (loss)**	720,150,339	2,023,179,006
NET ASSETS	$5,794,298,218	$11,685,901,783
NET ASSET VALUE PER SHARE
Net asset value per share	$ 42.83	$ 36.34
Shares outstanding (unlimited amount authorized, $0.01 par value)	135,300,000	321,600,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$4,893,908,255	$ 9,601,076,728
Investments in affiliated issuers	118,607,549	174,241,454
Total cost of investments	$5,012,515,804	$ 9,775,318,182
Foreign currency, at cost	$ 25,132,834	$ 33,767,225
* Includes investments in securities on loan, at value	$ 194,311,232	$ 377,044,642
** Includes deferred foreign taxes	$ 25,496,763	$ 205,292
See accompanying notes to financial statements.
246

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
September 30, 2021

	SPDR Portfolio MSCI Global Stock Market ETF	SPDR Portfolio Europe ETF
ASSETS
Investments in unaffiliated issuers, at value*	$545,170,229	$294,900,347
Investments in affiliated issuers, at value	10,779,539	2,816,919
Total Investments	555,949,768	297,717,266
Foreign currency, at value	781,831	1,113,210
Cash	62,697	—
Receivable for investments sold	18,895	62,781
Dividends receivable — unaffiliated issuers	765,945	264,863
Dividends receivable — affiliated issuers	3,045	5
Securities lending income receivable — unaffiliated issuers	3,192	3,680
Securities lending income receivable — affiliated issuers	8,862	2,699
Receivable for foreign taxes recoverable	200,211	874,042
TOTAL ASSETS	557,794,446	300,038,546
LIABILITIES
Payable upon return of securities loaned	9,339,802	2,762,951
Payable for investments purchased	79,687	123
Deferred foreign taxes payable	116,742	—
Advisory fee payable	41,824	22,986
TOTAL LIABILITIES	9,578,055	2,786,060
NET ASSETS	$548,216,391	$297,252,486
NET ASSETS CONSIST OF:
Paid-in Capital	$466,900,102	$376,106,549
Total distributable earnings (loss)**	81,316,289	(78,854,063)
NET ASSETS	$548,216,391	$297,252,486
NET ASSET VALUE PER SHARE
Net asset value per share	$ 54.82	$ 41.00
Shares outstanding (unlimited amount authorized, $0.01 par value)	10,000,000	7,250,370
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$464,618,745	$ 297,752,110
Investments in affiliated issuers	10,723,999	2,816,919
Total cost of investments	$475,342,744	$300,569,029
Foreign currency, at cost	$ 790,589	$ 1,122,541
* Includes investments in securities on loan, at value	$ 15,729,261	$ 5,665,781
** Includes deferred foreign taxes	$ 113,119	$ —
See accompanying notes to financial statements.
247

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended September 30, 2021

	SPDR Portfolio Emerging Markets ETF	SPDR Portfolio Developed World ex-US ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$144,797,896	$ 318,012,627
Dividend income — affiliated issuers	5,056	6,062
Unaffiliated securities lending income	850,953	2,701,041
Affiliated securities lending income	913,557	2,069,026
Foreign taxes withheld	(15,469,646)	(28,928,640)
TOTAL INVESTMENT INCOME (LOSS)	131,097,816	293,860,116
EXPENSES
Advisory fee	6,305,865	4,159,454
Trustees’ fees and expenses	60,888	110,702
Miscellaneous expenses	12	22
TOTAL EXPENSES	6,366,765	4,270,178
NET INVESTMENT INCOME (LOSS)	$124,731,051	$ 289,589,938
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	(14,472,159)	8,537,505
Investments — affiliated issuers	—	(939)
In-kind redemptions — unaffiliated issuers	42,863,032	23,948,609
Foreign currency transactions	(349,971)	(140,861)
Futures contracts	1,597,393	—
Net realized gain (loss)	29,638,295	32,344,314
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	731,798,378	1,899,459,744
Investments — affiliated issuers	—	1,133
Foreign currency translations	(89,727)	(612,410)
Futures contracts	(1,534,909)	—
Net change in unrealized appreciation/depreciation	730,173,742	1,898,848,467
NET REALIZED AND UNREALIZED GAIN (LOSS)	759,812,037	1,931,192,781
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$884,543,088	$2,220,782,719
* Includes foreign capital gain taxes	$ (2,427,974)	$ —
** Includes foreign deferred taxes	$ (23,514,736)	$ (198,174)
See accompanying notes to financial statements.
248

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS  (continued)
For the Year Ended September 30, 2021

	SPDR Portfolio MSCI Global Stock Market ETF	SPDR Portfolio Europe ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 11,841,864	$ 6,353,629
Dividend income — affiliated issuers	12,290	58
Unaffiliated securities lending income	35,392	17,217
Affiliated securities lending income	83,399	23,819
Foreign taxes withheld	(664,122)	(386,464)
TOTAL INVESTMENT INCOME (LOSS)	11,308,823	6,008,259
EXPENSES
Advisory fee	476,232	195,312
Trustees’ fees and expenses	5,802	1,576
Miscellaneous expenses	1	1
TOTAL EXPENSES	482,035	196,889
NET INVESTMENT INCOME (LOSS)	$ 10,826,788	$ 5,811,370
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	559,092	(1,403,845)
Investments — affiliated issuers	32	(9)
In-kind redemptions — unaffiliated issuers	70,027,707	29,226,194
In-kind redemptions — affiliated issuers	29,479	—
Foreign currency transactions	(20,837)	19,403
Net realized gain (loss)	70,595,473	27,841,743
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	40,712,950	3,468,187
Investments — affiliated issuers	98,931	—
Foreign currency translations	(15,684)	(44,804)
Net change in unrealized appreciation/depreciation	40,796,197	3,423,383
NET REALIZED AND UNREALIZED GAIN (LOSS)	111,391,670	31,265,126
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$122,218,458	$37,076,496
* Includes foreign capital gain taxes	$ (21,273)	$ —
** Includes foreign deferred taxes	$ (99,781)	$ —
See accompanying notes to financial statements.
249

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Portfolio Emerging Markets ETF
	Year Ended 9/30/21	Year Ended 9/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 124,731,051	$ 93,051,093
Net realized gain (loss)	29,638,295	(36,735,866)
Net change in unrealized appreciation/depreciation	730,173,742	235,125,314
Net increase (decrease) in net assets resulting from operations	884,543,088	291,440,541
Distributions to shareholders	(112,802,286)	(99,486,895)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	894,772,359	1,526,059,346
Cost of shares redeemed	(213,904,816)	(47,098,195)
Other Capital	1,046,225	1,342,980
Net increase (decrease) in net assets from beneficial interest transactions	681,913,768	1,480,304,131
Net increase (decrease) in net assets during the period	1,453,654,570	1,672,257,777
Net assets at beginning of period	4,340,643,648	2,668,385,871
NET ASSETS AT END OF PERIOD	$5,794,298,218	$4,340,643,648
SHARES OF BENEFICIAL INTEREST:
Shares sold	20,800,000	43,500,000
Shares redeemed	(5,100,000)	(1,500,000)
Net increase (decrease) from share transactions	15,700,000	42,000,000
See accompanying notes to financial statements.
250

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Portfolio Developed World ex-US ETF
	Year Ended 9/30/21	Year Ended 9/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 289,589,938	$ 155,618,380
Net realized gain (loss)	32,344,314	(45,021,121)
Net change in unrealized appreciation/depreciation	1,898,848,467	231,939,456
Net increase (decrease) in net assets resulting from operations	2,220,782,719	342,536,715
Distributions to shareholders	(247,868,474)	(150,629,558)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	1,824,347,434	3,011,366,424
Cost of shares redeemed	(57,800,778)	(65,983,859)
Other Capital	92,626	138,774
Net increase (decrease) in net assets from beneficial interest transactions	1,766,639,282	2,945,521,339
Net increase (decrease) in net assets during the period	3,739,553,527	3,137,428,496
Net assets at beginning of period	7,946,348,256	4,808,919,760
NET ASSETS AT END OF PERIOD	$11,685,901,783	$7,946,348,256
SHARES OF BENEFICIAL INTEREST:
Shares sold	51,400,000	110,000,000
Shares redeemed	(1,800,000)	(2,200,000)
Net increase (decrease) from share transactions	49,600,000	107,800,000
See accompanying notes to financial statements.
251

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Portfolio MSCI Global Stock Market ETF
	Year Ended 9/30/21	Year Ended 9/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 10,826,788	$ 5,197,267
Net realized gain (loss)	70,595,473	5,579,069
Net change in unrealized appreciation/depreciation	40,796,197	25,750,712
Net increase (decrease) in net assets resulting from operations	122,218,458	36,527,048
Distributions to shareholders	(9,127,730)	(4,377,172)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	219,734,634	229,814,457
Cost of shares redeemed	(185,712,742)	(28,799,861)
Other Capital	34,163	18,382
Net increase (decrease) in net assets from beneficial interest transactions	34,056,055	201,032,978
Net increase (decrease) in net assets during the period	147,146,783	233,182,854
Net assets at beginning of period	401,069,608	167,886,754
NET ASSETS AT END OF PERIOD	$ 548,216,391	$401,069,608
SHARES OF BENEFICIAL INTEREST:
Shares sold	4,300,000	5,800,000
Shares redeemed	(3,600,000)	(700,000)
Net increase (decrease) from share transactions	700,000	5,100,000
See accompanying notes to financial statements.
252

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Portfolio Europe ETF
	Year Ended 9/30/21	Year Ended 9/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 5,811,370	$ 4,359,747
Net realized gain (loss)	27,841,743	(10,091,141)
Net change in unrealized appreciation/depreciation	3,423,383	(7,222,255)
Net increase (decrease) in net assets resulting from operations	37,076,496	(12,953,649)
Net equalization credits and charges	1,402,461	(189,965)
Distributions to shareholders	(6,742,221)	(4,113,841)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	269,193,130	47,586,639
Cost of shares redeemed	(136,670,508)	(82,623,599)
Net income equalization	(1,402,461)	189,965
Net increase (decrease) in net assets from beneficial interest transactions	131,120,161	(34,846,995)
Net increase (decrease) in net assets during the period	162,856,897	(52,104,450)
Net assets at beginning of period	134,395,589	186,500,039
NET ASSETS AT END OF PERIOD	$ 297,252,486	$134,395,589
SHARES OF BENEFICIAL INTEREST:
Shares sold	6,600,000	1,350,000
Shares redeemed	(3,450,000)	(2,850,000)
Net increase (decrease) from share transactions	3,150,000	(1,500,000)
See accompanying notes to financial statements.
253

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Portfolio Emerging Markets ETF
	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)(b)	Year Ended 9/30/17(a)(b)
Net asset value, beginning of period	$ 36.29	$ 34.39	$ 34.81	$ 36.06	$ 30.10
Income (loss) from investment operations:
Net investment income (loss) (c)	0.94	0.90	1.26(d)	1.04	0.70
Net realized and unrealized gain (loss) (e)	6.46	2.01	(0.88)	(1.71)	5.64
Total from investment operations	7.40	2.91	0.38	(0.67)	6.34
Other capital	0.01	0.01	0.02	0.02	0.01
Distributions to shareholders from:
Net investment income	(0.87)	(1.02)	(0.82)	(0.60)	(0.39)
Net asset value, end of period	$ 42.83	$ 36.29	$ 34.39	$ 34.81	$ 36.06
Total return (f)	20.38%	8.56%	1.18%(d)	(1.88)%	21.36%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,794,298	$4,340,644	$2,668,386	$1,486,248	$562,436
Ratios to average net assets:
Total expenses	0.11%	0.11%	0.11%	0.12%	0.59%
Net investment income (loss)	2.18%	2.60%	3.63%(d)	2.78%	2.16%
Portfolio turnover rate (g)	12%	8%	17%	10%	0%(h)
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	After the close of trading on October 13, 2017, the SPDR Portfolio Emerging Markets ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(d)	Net investment income per share and ratio of net investment income to average net assets reflect receipt of special dividend from portfolio holding. The resulting increase to net investment income amounted to $0.26 per share and 0.75% of average net assets. If the special dividends were not received during the year ended September 30, 2019, the total return would have been 0.42%.
(e)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(f)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Amount is less than 0.05%.
See accompanying notes to financial statements.
254

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Developed World ex-US ETF
	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)
Net asset value, beginning of period	$ 29.21	$ 29.29	$ 30.76	$ 30.52	$ 26.45
Income (loss) from investment operations:
Net investment income (loss) (b)	0.98	0.72	0.96	0.97	0.70
Net realized and unrealized gain (loss) (c)	6.98	(0.09)	(1.57)	0.03	4.16
Total from investment operations	7.96	0.63	(0.61)	1.00	4.86
Other capital	0.00(d)	0.00(d)	0.00(d)	—	0.00(d)
Distributions to shareholders from:
Net investment income	(0.83)	(0.71)	(0.86)	(0.76)	(0.79)
Net asset value, end of period	$ 36.34	$ 29.21	$ 29.29	$ 30.76	$ 30.52
Total return (e)	27.30%	2.16%	(1.92)%	3.28%	18.75%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$11,685,902	$7,946,348	$4,808,920	$3,371,743	$1,013,376
Ratios to average net assets:
Total expenses	0.04%	0.04%	0.04%	0.05%	0.34%
Net investment income (loss)	2.78%	2.52%	3.34%	3.09%	2.49%
Portfolio turnover rate (f)	2%	3%	4%	3%	5%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
255

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio MSCI Global Stock Market ETF
	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)(b)	Year Ended 9/30/18(a)(b)	Year Ended 9/30/17(a)(b)
Net asset value, beginning of period	$ 43.13	$ 39.97	$ 40.56	$ 37.64	$ 32.44
Income (loss) from investment operations:
Net investment income (loss) (c)	1.07	0.88	1.01	0.86	0.78
Net realized and unrealized gain (loss) (d)	11.50	3.15	(0.79)	2.94	5.17
Total from investment operations	12.57	4.03	0.22	3.80	5.95
Other capital	0.00(e)	0.00(e)	0.00(e)	—	—
Distributions to shareholders from:
Net investment income	(0.88)	(0.87)	(0.81)	(0.88)	(0.75)
Net asset value, end of period	$ 54.82	$ 43.13	$ 39.97	$ 40.56	$ 37.64
Total return (f)	29.28%	10.12%	0.73%	10.17%	18.58%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$548,216	$401,070	$167,887	$105,443	$90,321
Ratios to average net assets:
Total expenses	0.09%	0.09%	0.25%	0.25%	0.25%
Net investment income (loss)	2.05%	2.17%	2.62%	2.16%	2.25%
Portfolio turnover rate (g)	3%	5%	5%	4%	2%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	After the close of trading on September 20, 2019, the SPDR Portfolio MSCI Global Stock Market ETF underwent a 2-for-1 share split. The per share activity presented here has been retroactively adjusted to reflect this split.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(d)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(e)	Amount is less than $0.005 per share.
(f)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.
256

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Europe ETF
	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)	Year Ended 9/30/17(a)
Net asset value, beginning of period	$ 32.78	$ 33.30	$ 33.70	$ 35.49	$ 30.28
Income (loss) from investment operations:
Net investment income (loss) (b)	1.08	0.81	1.13	1.14	0.95
Net realized and unrealized gain (loss) (c)	7.97	(0.51)	(0.40)	(1.68)	5.14
Total from investment operations	9.05	0.30	0.73	(0.54)	6.09
Net equalization credits and charges (b)	0.26	(0.04)	0.04	(0.06)	0.12
Distributions to shareholders from:
Net investment income	(1.09)	(0.78)	(1.17)	(1.19)	(1.01)
Net asset value, end of period	$ 41.00	$ 32.78	$ 33.30	$ 33.70	$ 35.49
Total return (d)	28.48%	0.93%	2.34%	(1.68)%	20.83%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$297,252	$134,396	$186,500	$188,731	$317,665
Ratios to average net assets:
Total expenses	0.09%	0.09%	0.29%	0.29%	0.29%
Net investment income (loss)	2.68%	2.47%	3.47%	3.25%	2.92%
Portfolio turnover rate (e)	7%	3%	67%	5%	8%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
257

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2021

1.    Organization
SPDR Index Shares Funds (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of September 30, 2021, the Trust consists of twenty-four (24) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Portfolio Emerging Markets ETF
SPDR Portfolio Developed World ex-US ETF
SPDR Portfolio MSCI Global Stock Market ETF
SPDR Portfolio Europe ETF
Each Fund is classified as a diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good
258

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2021

faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•   Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks Various inputs are used in determining the value of the Funds' investments.
259

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2021

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•   Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of September 30, 2021, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends, if any, received in the form of stock are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
260

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2021

Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of September 30, 2021, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
Certain funds Trust follows the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
The SPDR Portfolio Europe ETF utilized equalization during the year ended September 30, 2021.
261

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2021

Distributions
The SPDR Portfolio Europe ETF declares and distributes from net investment income, if any, to its shareholders quarterly. The SPDR Portfolio Emerging Markets ETF, SPDR Portfolio Developed World ex-US ETF, and the SPDR Portfolio MSCI Global Stock Market ETF declare and distribute from net investment income, if any, to their shareholders semi-annually.
Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Futures Contracts
Certain Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by a Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the year ended September 30, 2021, the SPDR Portfolio Emerging Markets ETF entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
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The following tables summarize the value of the Fund's derivative instruments as of September 30, 2021, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
	Liability Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Portfolio Emerging Markets ETF
Futures Contracts	$—	$—	$—	$1,506,418	$—	$1,506,418
	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Portfolio Emerging Markets ETF
Futures Contracts	$—	$—	$—	$1,597,393	$—	$1,597,393
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Portfolio Emerging Markets ETF
Futures Contracts	$—	$—	$—	(1,534,909)	$—	(1,534,909)
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a
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percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Portfolio Emerging Markets ETF	0.11%
SPDR Portfolio Developed World ex-US ETF	0.04
SPDR Portfolio MSCI Global Stock Market ETF	0.09
SPDR Portfolio Europe ETF	0.09
From time to time, the Adviser may also waive all or a portion of its management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until January 31, 2022. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to January 31, 2022 except with the approval of the Board.
The Adviser pays all expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Independent Trustees (including any Trustees’ counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to a Master Amended and Restated Securities Lending Authorization Agreement dated January 6, 2017, as amended.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
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In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended September 30, 2021 are disclosed in the Schedules of Investments.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the year ended September 30, 2021, were as follows:
	Purchases	Sales
SPDR Portfolio Emerging Markets ETF	$1,133,222,887	$ 671,085,111
SPDR Portfolio Developed World ex-US ETF	555,622,065	224,056,944
SPDR Portfolio MSCI Global Stock Market ETF	30,749,619	16,138,563
SPDR Portfolio Europe ETF	14,890,800	16,248,323
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NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2021

For the year ended September 30, 2021, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Portfolio Emerging Markets ETF	$ 312,187,161	$ 114,459,466	$42,863,032
SPDR Portfolio Developed World ex-US ETF	1,538,402,763	54,517,516	23,948,609
SPDR Portfolio MSCI Global Stock Market ETF	197,003,300	175,867,507	70,057,186
SPDR Portfolio Europe ETF	268,663,031	136,240,245	29,226,194
7.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
8.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and
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September 30, 2021

does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on NAV or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, in-kind transactions, foreign currency gains and losses, passive foreign investment companies, partnerships, corporate actions, forward contracts mark to market, futures contracts mark to market, return on capital basis adjustments, wash sale loss deferrals and distributions in excess of current earnings.
The tax character of distributions paid during the year ended September 30, 2021, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR Portfolio Emerging Markets ETF	$ 112,802,286	$—	$ 112,802,286
SPDR Portfolio Developed World ex-US ETF	247,868,474	—	247,868,474
SPDR Portfolio MSCI Global Stock Market ETF	9,127,730	—	9,127,730
SPDR Portfolio Europe ETF	6,742,221	—	6,742,221
The tax character of distributions paid during the year ended September 30, 2020, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR Portfolio Emerging Markets ETF	$ 99,486,895	$ —	$ 99,486,895
SPDR Portfolio Developed World ex-US ETF	150,629,558	—	150,629,558
SPDR Portfolio MSCI Global Stock Market ETF	4,377,172	—	4,377,172
SPDR Portfolio Europe ETF	4,113,841	—	4,113,841
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NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2021

At September 30, 2021, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
SPDR Portfolio Emerging Markets ETF	$ 74,209,208	$(161,074,051)	$—	$ 807,015,182	$ 720,150,339
SPDR Portfolio Developed World ex-US ETF	147,545,299	(75,987,153)	—	1,951,620,860	2,023,179,006
SPDR Portfolio MSCI Global Stock Market ETF	5,527,503	(3,235,692)	—	79,024,478	81,316,289
SPDR Portfolio Europe ETF	—	(75,560,060)	—	(3,294,003)	(78,854,063)
As of September 30, 2021, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR Portfolio Emerging Markets ETF	$5,770,800	$155,303,251
SPDR Portfolio Developed World ex-US ETF	1,120,698	74,866,455
SPDR Portfolio MSCI Global Stock Market ETF	280,243	2,955,449
SPDR Portfolio Europe ETF	4,808,287	70,751,773
As of September 30, 2021, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Portfolio Emerging Markets ETF	$5,040,399,176	$1,410,985,838	$578,324,050	$ 832,661,788
SPDR Portfolio Developed World ex-US ETF	9,846,437,902	2,440,428,029	488,408,458	1,952,019,571
SPDR Portfolio MSCI Global Stock Market ETF	476,803,935	97,611,436	18,465,603	79,145,833
SPDR Portfolio Europe ETF	301,016,308	15,660,904	18,959,946	(3,299,042)
9.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which
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NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2021

are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of September 30, 2021, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds’ Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of September 30, 2021:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received *	Total Collateral Received
SPDR Portfolio Emerging Markets ETF	$ 194,311,232	$ 94,447,065	$ 110,582,558	$ 205,029,623
SPDR Portfolio Developed World ex-US ETF	377,044,642	168,665,275	228,591,390	397,256,665
SPDR Portfolio MSCI Global Stock Market ETF	15,729,261	9,339,802	7,074,847	16,414,649
SPDR Portfolio Europe ETF	5,665,781	2,762,951	3,204,666	5,967,617
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
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NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2021

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of September 30, 2021:
		Remaining Contractual Maturity of the Agreements as of September 30, 2021
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Portfolio Emerging Markets ETF	Common Stocks	$ 94,447,065	$—	$—	$—	$ 94,447,065	$ 94,447,065
SPDR Portfolio Developed World ex-US ETF	Common Stocks	168,417,929	—	—	—	168,417,929	168,417,929
SPDR Portfolio Developed World ex-US ETF	Rights	245,999	—	—	—	245,999	245,999
SPDR Portfolio Developed World ex-US ETF	Warrants	1,347	—	—	—	1,347	1,347
SPDR Portfolio MSCI Global Stock Market ETF	Common Stocks	9,286,252	—	—	—	9,286,252	9,286,252
SPDR Portfolio MSCI Global Stock Market ETF	Rights	53,550	—	—	—	53,550	53,550
SPDR Portfolio Europe ETF	Common Stocks	2,747,324	—	—	—	2,747,324	2,747,324
SPDR Portfolio Europe ETF	Rights	15,627	—	—	—	15,627	15,627
10.    Line of Credit
The SPDR Portfolio Emerging Markets ETF and other affiliated funds (each a “Participant” and, collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2022 unless extended or renewed.
The Fund did not have any outstanding loans as of September 30, 2021.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate. Prior to October 8, 2020, interest was calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
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NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2021

11.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
Each Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.
Market Risk
Each Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken
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NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2021

extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
12.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of SPDR Portfolio Emerging Markets ETF, SPDR Portfolio Developed World ex-US ETF, SPDR Portfolio MSCI Global Stock Market ETF and SPDR Portfolio Europe ETF and the Board of Trustees of SPDR Index Shares Funds
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of SPDR Portfolio Emerging Markets ETF, SPDR Portfolio Developed World ex-US ETF, SPDR Portfolio MSCI Global Stock Market ETF and SPDR Portfolio Europe ETF (collectively referred to as the “Funds”) (four of the funds constituting SPDR Index Shares Funds (the “Trust”)), including the schedules of investments, as of September 30, 2021, and the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (four of the funds constituting SPDR Index Shares Funds) at September 30, 2021, the results of their operations for the year then ended and the changes in their net assets and their financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.
The financial highlights for the periods ended prior to October 1, 2019 were audited by another independent registered public accounting firm whose report, dated November 26, 2019, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
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REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM  (continued)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2021, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
November 24, 2021
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OTHER INFORMATION
September 30, 2021 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from April 1, 2021 to September 30, 2021.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
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OTHER INFORMATION  (continued)
September 30, 2021 (Unaudited)

	SPDR Portfolio Emerging Markets ETF	SPDR Portfolio Developed World ex-US ETF	SPDR Portfolio MSCI Global Stock Market ETF	SPDR Portfolio Europe ETF
Annualized Expense Ratio	0.11%	0.04%	0.09%	0.09%
Actual:
Ending Account Value	$ 993.60	$1,043.40	$1,058.20	$1,060.80
Expenses Paid During Period(a)	0.55	0.20	0.46	0.46
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,024.50	1,024.90	1,024.60	1,024.60
Expenses Paid During Period(a)	0.56	0.20	0.46	0.46
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 183, then divided by 365.
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OTHER INFORMATION  (continued)
September 30, 2021 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended September 30, 2021.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Business Income Deduction
Each Fund reports the maximum amount allowable of qualified REIT dividends eligible for the qualified business income deduction under Section 199A.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended September 30, 2021 are considered qualified dividend income and are eligible for reduced tax rates. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Foreign Tax Credit
The Funds have made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by each Fund to its shareholders. For the year ended September 30, 2021, the total amount of foreign taxes that will be passed through are:
Amount
SPDR Portfolio Emerging Markets ETF	$16,830,718
SPDR Portfolio Developed World ex-US ETF	17,417,775
SPDR Portfolio Europe ETF	92,400
The amount of foreign source income earned on the following Funds during the year ended September 30, 2021 was as follows:
Amount
SPDR Portfolio Emerging Markets ETF	$ 144,511,633
SPDR Portfolio Developed World ex-US ETF	317,990,254
SPDR Portfolio Europe ETF	6,353,374
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OTHER INFORMATION  (continued)
September 30, 2021 (Unaudited)

Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at https://www.ssga.com/spdrs.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC’s website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds' website at https://www.ssga.com/spdrs.
Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the Fund's website at https://www.ssga.com/spdrs and on the SEC's website at www.sec.gov. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
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OTHER INFORMATION  (continued)
September 30, 2021 (Unaudited)

Approval of Advisory Agreement
At a meeting held prior to September 30, 2021, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the series of the Trust (collectively, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreement, the Board requested, and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, (ii) investment performance of the SPDR ETFs, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the SPDR ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and the materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds and the experience and expertise of the Adviser in managing exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and ensuring each SPDR ETF’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board further considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products
279

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2021 (Unaudited)

generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing equity exchange-traded funds with index-based investment objectives.
Investment Performance
The Board then reviewed the SPDR ETFs’ performance, noting that the distinctive indexed investment objective of each of the SPDR ETFs made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. Instead, the Board focused on the extent to which each SPDR ETF achieved its objective as a passively-managed index fund. The Board reviewed information regarding the SPDR ETFs’ index tracking.
Profits Realized by the Adviser
The Board considered the profitability of the advisory arrangement with the SPDR ETFs to the Adviser and its affiliates, including data on the SPDR ETFs’ historical profitability to these entities. The Board, including the Independent Trustees with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations.
Fees Charged to Comparable Funds
The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar equity indexes. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data. In certain instances as considered appropriate by the Board, the Board explored with management the reasons for the differences between a SPDR ETF’s fee and fees paid by similar funds.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the advisory fee rate for each SPDR ETF did not provide for breakpoints as assets of the SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several
280

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2021 (Unaudited)

factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the continuation of the Agreement for each SPDR ETF In approving the continuance of the Advisory Agreement, the Board, including the Independent Trustees voting separately, found that the terms of the Advisory Agreement is fair and reasonable and that the continuance of the Advisory Agreement is in the best interests of the applicable SPDR ETF and its shareholders. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each SPDR ETF had been satisfactory; (c) the Adviser’s unitary fee for each ETF, considered in relation to the services provided and in relation to the fees charged to comparable funds, was reasonable; (d) the profitability of the Trust’s relationships with the Adviser and its affiliates was not excessive in view of the nature, extent and quality of the services provided; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the SPDR ETFsSPDR by way of the relatively low fee structure of the Trust.
281

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2021 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
DWIGHT D. CHURCHILL c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1953	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014 - January 2015).	118	Affiliated Managers Group, Inc. (Chairman, Director and Audit Committee Chair).
CARL G. VERBONCOEUR c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1952	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009.	118	The Motley Fool Funds Trust (Trustee).
CLARE S. RICHER c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired, Chief Financial Officer, Putnam Investments LLC (December 2008 – May 2017).	118	Principal Financial Group
(Director); Bain
Capital Specialty
Finance
(Director); Putnam
Acquisition Financing Inc. (Director);
Putnam Acquisition
Financing LLC
(Director); Putnam GP
Inc.
(Director);
Putnam Investor
Services, Inc.
(Director);
Putnam Investments
Limited
(Director);University of Notre Dame
					(Trustee).
282

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
SANDRA G. SPONEM c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired, Chief Financial Officer, M.A. Mortenson Companies, Inc. (February 2007 – April 2017).	118	Rydex Series Funds,
Rydex Dynamic Funds,
Rydex Variable Trust,
Guggenheim Funds Trust.
Guggenheim Variable Funds Trust.
Guggenheim Strategy Funds Trust, Transparent Value Trust, Fiduciary/ Claymore Energy Infrastructure Fund, Guggenheim Taxable Municipal Managed Duration Trust, Guggenheim Strategic Opportunities Fund, Guggenheim Enhanced Equity Income Fund, Guggenheim Credit Allocation Fund, Guggenheim Energy & Income Fund (Trustee and Audit Committee Chair).
283

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Interested Trustee
JAMES E. ROSS* c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since April 2010	Non-Executive Chairman, Fusion Acquisition Corp. (June 2020 - present); Retired Chairman and Director, SSGA Funds Management, Inc. (2005 - March 2020); Retired Executive Vice President, State Street Global Advisors (2012 - March 2020); Retired Chief Executive Officer and Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - March 2020); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 - 2012); Principal, State Street Global Advisors (2000 - 2005).	129	SSGA SPDR ETFs Europe
I plc (Director) (November
2016 - March 2020);
SSGA SPDR ETFs Europe
II plc (Director)
(November 2016 - March 2020);
State Street Navigator Securities
Lending Trust (July 2016 -
March 2020); SSGA Funds
(January 2014 - March 2020);
State Street Institutional Investment Trust
(February 2007 - March 2020);
State Street Master Funds (February
2007 - March 2020); Elfun
Funds (July 2016 - December 2018).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
* Mr. Ross is an Interested Trustee because of his former position with the Adviser and ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.

284

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	President	Term: Unlimited Served: since October 2012	Chairman, SSGA Funds Management, Inc. (March 2020 - present)*; President and Director, SSGA Funds Management, Inc. (2001 - present)*, Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012 (with respect toVice President); Unlimited Served: since February 2016 (with respect to Deputy Treasurer)	Chief Operating Officer, SSGA Funds Management, Inc. (2005 - Present)*; Managing Director, State Street Global Advisors (April 2005 - present).*
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Unlimited Served: since February 2005	Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: since August 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 - July 2016).
285

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2021 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1971	Assistant Treasurer	Term: Unlimited Served: since November 2020	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1973	Chief Compliance Officer; Anti- Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present)*.
SEAN O’MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Chief Legal Officer	Term: Unlimited Served: since August 2019	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 - present).
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1974	Assistant Secretary	Term: Unlimited Served: since November 2020	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President at Eaton Vance Corp (October 2010 - October 2019).
TIMOTHY COLLINS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	Assistant Secretary	Term: Unlimited Served: since August 2021	Vice President and Senior Counsel, State Street Global Advisors (August 2021 - present); Vice President and Managing Counsel, State Street Corporation (March 2020 - August 2021); Vice President and Senior Counsel (April 2018 - March 2020); Counsel, Sutton Place Investments (January 2010 - March 2018).
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1985	Secretary	Term: Unlimited Served: since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Trust's Statement of Additional Information (SAI) includes additional information about the Funds' directors and is available, without charge, upon request and by calling 1-866-787-2257.
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SPDR® Index Shares Funds
SPDR Index Shares Funds
Trustees
Dwight D. Churchill
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

SPDR® Index Shares Funds
For more complete information, please call 1.866.787.2257 or visit https://www.ssga.com/spdrs today.
The Funds are not sponsored, endorsed, sold, or promoted by Stoxx, S&P Dow Jones Indices LLC or MSCI Inc. Neither do these companies make any representation regarding the advisability of investing in the Funds. Shares of the Funds are not insured by the FDIC or by another governmental agency; they are not obligations of the FDIC nor are they deposits or obligations of or guaranteed by State Street Bank and Trust Company. Fund shares are subject to investment risks, including possible loss of the principal invested.
Standard & Poor’s®, S&P® and SPDR® are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund's investment objective, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1-866-787-2257 or visit https://www.ssga.com/spdrs. Read it carefully.
Not FDIC Insured • No Bank Guarantee • May Lose Value

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.
State Street Global Advisors
© 2021 State Street Corporation - All Rights Reserved
SPDRISPTAR

(b) Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”). During the period covered by this report, no substantive amendments were made to the Code of Ethics. During the period covered by this report, the registrant did not grant any waivers, including any implicit waivers, from any provision of the Code of Ethics.

The Code of Ethics is attached hereto as Exhibit 13(a)(1).

Item 3. Audit Committee Financial Expert.

(a)(1) The Board of Trustees of the registrant has determined that the registrant has four Board members serving on the Audit Committee that possess the attributes identified in Instructions 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.”

(2) Dwight Churchill, Clare Richer, Sandra Sponem and Carl Verboncoeur are the registrant’s audit committee financial experts. The Board also determined that each of the foregoing persons are not “interested person(s)” of the registrant as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees.

For the fiscal years ending September 30, 2021 and September 30, 2020, the aggregate audit fees billed for professional services rendered by the principal accountant, were $457,342 and $554,759, respectively. Audit fees include the performance of the annual audits, security counts performed during the course of the period for each series of the registrant and routine regulatory filings (one for each SEC registrant).

(b) Audit-Related Fees.

For the fiscal years ending September 30, 2021 and September 30, 2020, the principal accountant did not bill the registrant any fees for assurances and related services that were reasonably related to the performance of the audit of the registrant’s financial statements that were not reported under paragraph (a) of this Item.

(c) Tax Fees.

For the fiscal years ending September 30, 2021 and September 30, 2020 the aggregate tax fees billed for professional services rendered by the principal accountant were $160,496 and $278,856, respectively. Tax fees represent services related to the review of year-end distribution requirements, as well as the review and signing as preparer of all federal, state and excise income tax returns for the series of the registrant.

(d) All Other Fees.

For the fiscal years ended September 30, 2021 and September 30, 2020, there were no fees billed for professional services rendered by E&Y for products and services provided by E&Y to the Trust, other than the services reported in paragraphs (a) through (c).

For the fiscal years ended September 30, 2021 and September 30, 2020, the aggregate fees for professional services rendered by E&Y for products and services provided by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Audit Committee were approximately $8,904,469 and $7,019,005, respectively.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.

The registrant’s Audit Committee Charter states the following with respect to pre-approval procedures:

Before the independent auditors are engaged by the Trust to render audit or non-audit services, either:

a.

The Audit Committee shall pre-approve all audit, audit-related and permissible non-audit services provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting;

or

b.

The engagement to render the audit, audit-related or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee’s responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

c.

Pre-Approval for a service provided to the Trust other than audit or audit-related services is not required if: (1) the aggregate amount of all such permissible non-audit services provided to the Trust constitutes not more than five percent (5%) of the total amount of revenues paid by the Trust to the independent auditors during the fiscal year in which the permissible non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be permissible non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

d.

The Audit Committee shall pre-approve any permissible non-audit services proposed to be provided by the independent auditors to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent auditors’ engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent auditors to notify the Audit Committee of any permissible non-audit services that need to be pre-approved.

Notwithstanding the above, Pre-Approval for any permissible non-audit services under this Sub-section is not required if: (1) the aggregate amount of all such permissible non-audit services constitutes not more than five percent (5%) of the total amount of revenues paid to the independent auditors by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person) during the fiscal year in which the permissible non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be permissible non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

(e)(2) Percentage of Services.

None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

(f) Not applicable.

(g) Total Fees Paid By Adviser and Certain Affiliates

The aggregate non-audit fees billed for by E&Y for services rendered to the Trust and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Trust were as follows:

	FY 2021 (in millions)		FY 2020 (in millions)
Non audit services billed to:
Registrant:	See Item 4	(c)	See Item 4	(c)
Investment Adviser:	—		—
Other entities in the Investment Company Complex (1)(2):
Audit Related Fees	$18.4		$15.2
Tax Fees	$4.4		$5.8
All Other Fees	$14.5		$14.2

(1)	Information is for the calendar years 2021 and 2020, respectively.
(2)

Services under the caption Audit-Related Fees consisted principally of reports on the processing of transactions by servicing organizations, audits of employee benefit plan, non-statutory audits and due diligence procedures. Services under the caption Tax Fees consisted principally of expatriate, compliance and corporate tax advisory services. Services under the caption All Other Fees primarily related to statutory and financial statement audits and the requirement to opine on the design and operating effectiveness of internal control over financial reporting.

(h) The registrant’s principal accountant notified the registrant’s Audit Committee of all non-audit services that were rendered by the principal accountant to the registrant’s adviser and any entity controlling, controlled by, or under common control with the adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the registrant’s Audit Committee to consider whether such services were compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

The registrant has an audit committee which was established by the Board of Trustees of the registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (the “1934 Act”). The members of the registrant’s audit committee are Dwight Churchill, Clare Richer, Sandra Sponem and Carl Verboncoeur.

Item 6. Investments.

(a)	The schedule of investments is included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 11. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Ellen M. Needham, the registrant’s President and Principal Executive Officer, and Bruce S. Rosenberg, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) and evaluated their effectiveness. Based on their review, Ms. Needham and Mr. Rosenberg determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the registrant.

(b)	Not applicable to the registrant.

Item 13. Exhibits.

(a)(1)	Code of Ethics referred to in Item 2.

(a)(2)	Separate certifications required by Rule 30a-2(a) under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(3)	Not applicable to the registrant.

(a)(4)	Not applicable.

(b)	A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the 1934 Act, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR® Index Shares Funds

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:    December 3, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	December 3, 2021

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date:	December 3, 2021